UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Item 1.	Reports to Stockholders.

Annual Report

December 31, 2005

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Real Estate

Currency/Bond Benchmarked ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

Money Market ProFund

Money Market

i	Management Discussion of Fund Performance
liii	Allocation of Portfolio Holdings & Index Composition
lxx	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
16	Large-Cap Growth ProFund
20	Mid-Cap Value ProFund
24	Mid-Cap Growth ProFund
27	Small-Cap Value ProFund
32	Small-Cap Growth ProFund
36	Europe 30 ProFund
37	UltraBull ProFund
39	UltraMid-Cap ProFund
44	UltraSmall-Cap ProFund
46	UltraDow 30 ProFund
47	UltraOTC ProFund
49	UltraJapan ProFund
50	Bear ProFund
51	Short Small-Cap ProFund
52	Short OTC ProFund
53	UltraBear ProFund
54	UltraShort Mid-Cap ProFund
55	UltraShort Small-Cap ProFund
56	UltraShort Dow 30 ProFund
57	UltraShort OTC ProFund
58	Banks UltraSector ProFund
60	Basic Materials UltraSector ProFund
62	Biotechnology UltraSector ProFund
63	Consumer Goods UltraSector ProFund
65	Consumer Services UltraSector ProFund
68	Financials UltraSector ProFund
71	Health Care UltraSector ProFund
74	Industrials UltraSector ProFund
77	Internet UltraSector ProFund
78	Mobile Telecommunications UltraSector ProFund
79	Oil & Gas UltraSector ProFund
81	Pharmaceuticals UltraSector ProFund
82	Precious Metals UltraSector ProFund
83	Real Estate UltraSector ProFund
85	Semiconductor UltraSector ProFund
87	Technology UltraSector ProFund
89	Telecommunications UltraSector ProFund
90	Utilities UltraSector ProFund
91	Short Oil & Gas ProFund
92	Short Real Estate ProFund
93	U.S. Government Plus ProFund
94	Rising Rates Opportunity 10 ProFund
95	Rising Rates Opportunity ProFund
96	Rising U.S. Dollar ProFund
97	Falling U.S. Dollar ProFund
98	Statements of Assets and Liabilities
110	Statements of Operations
122	Statements of Changes in Net Assets
143	Financial Highlights
165	Notes to Financial Statements
178	Report of Independent Registered Public Accounting Firm
179	Additional Tax Information
180	Board Approval of Investment Advisory Agreements
182	Trustees and Officers of ProFunds
Cash Management Portfolio
184	Portfolio Summary
185	Schedule of Portfolio Investments
188	Statement of Assets and Liabilities
188	Statement of Operations
189	Statement of Changes in Net Assets
190	Financial Highlights
191	Notes to Financial Statements
194	Report of Independent Registered Public Accounting Firm
195	Investment Management Agreement Approval

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds for the 12 months ended December 31, 2005.

Over the last year, the broad U.S. equity market may have proven more resilient than rewarding. While the stock market managed to absorb the torrent of adverse developments, from severe hurricanes to surging energy prices and rising interest rates, overall gains were modest. For 2005, the S&P 500® returned 4.91% and the NASDAQ-100® gained 1.90%.

Similarly, the bond markets largely held up in the face of climbing short-term rates. But by year-end the flattening and brief inversion of the yield curve contributed to general market uncertainty, despite the continued health of the U.S. economy.

Even in this environment, there were notable pockets of opportunity for U.S. investors. For example, sectors such as energy and precious metals were strong performers, reflecting skyrocketing prices in the underlying commodities.

In addition, global equity markets generally outshone U.S. markets—and for many, the year’s big story was the stunning turnaround in the long dormant Japanese market. In 2005, the Nikkei 225 Stock Index climbed 23.62%.

The environment we saw in 2005—lackluster returns in the broad U.S. market, coupled with substantial opportunities in specific market segments—can be challenging for many investors. But we believe that ProFunds has offered investors innovative approaches to help them more effectively navigate this kind of market.

For example, for those who wanted to target soaring Japanese stocks, UltraJapan ProFund offered the opportunity to gain magnified exposure to that market. The fund, which seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Nikkei 225 Stock Average climbed 90.57% (Investor Shares) in 2005. That made it the country’s top performing mutual fund for 2005 according to Morningstar.1

We also introduced inverse sector funds, which let investors seek profit or seek to hedge existing investments against a possible decline in a specific area of the U.S. market. Short Real Estate and Short Oil & Gas

Michael L. Sapir — Chairman

ProFunds were launched in September 2005, with Short Precious Metals joining the line-up in early 2006.

And, for investors who may have been looking for returns—and diversification–in non-traditional funds, offerings such as Rising and Falling U.S. Dollar ProFunds could provide that exposure. The funds, also opened in 2005, are benchmarked to the USDX, which has tended to move independently of U.S. equity markets.

In 2005, ProFunds’ assets grew to nearly $8 billion. And we think the ProFunds formula—innovative funds, combined with the flexibility to adjust investments as conditions change—will continue to gain favor with investors.

We deeply appreciate the confidence of ProFunds shareholders who have been with us for a while as well as that of shareholders who have more recently discovered ProFunds.

Sincerely,

Michael L. Sapir

Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement, inverse correlation, foreign currency and foreign investment risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds permit active investment strategies that can decrease performance and increase expenses.

1Morningstar ranking based on one-year total returns of all 20,275 mutual funds as of December 31, 2005. Total return represents both the income generated by a fund’s holdings and the capital appreciation of its holdings. Expressed in percentage terms, Morningstar calculates total return by taking the change in a fund’s NAV, assuming the reinvestment of all income and capital gains distributions (on the actual reinvestment date used by the fund) during the period, and then dividing by the initial NAV. Total return accounts for management, administrative and 12b-1 fees and other costs automatically deducted from fund assets. It does not account for sales charges or redemption fees. Morningstar ranked UltraJapan ProFund’s total return #1 out of 20,275 funds and five-year total return #9,350 out of 12,352.

PROFUNDS

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors use a quantitative approach in seeking to achieve the investment objectives of each ProFund.1 Using this approach, ProFund Advisors LLC (PFA) determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark.2

PFA seeks to position each portfolio such that it remains fully invested at all times in securities or financial instruments that provide exposure to its benchmark, without regard to market conditions, trends, or direction. PFA does not invest the assets of the ProFunds in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds seek to provide daily correlation with their benchmarks, because mathematical compounding would prevent the ProFunds from achieving similar results over a period of time other than daily.

Factors that materially affected the performance of each ProFund during 2005:3

The major factors that influenced the performance of the ProFunds included the cumulative effect of the daily price performance of each ProFund’s benchmark, the amount of leverage, if any, employed by a ProFund and whether the ProFund is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

•	Benchmark Performance: The performance of the index or security underlying each ProFund’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds, indexes do not actually hold a portfolio of securities and/or financial instruments and therefore do not incur fees, expenses and transaction costs. Fees, expenses and transaction costs incurred by the ProFunds negatively impact the performance of the ProFunds. Performance for each ProFund will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund’s benchmark, as well as for each ProFund’s performance.
•	Leverage and Correlation: Each ProFund is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap, UltraJapan, UltraDow 30, UltraOTC, and all UltraSector ProFunds) was impacted proportionately more by the daily performance of an index or security. ProFunds that are designed to have an inverse (negative) daily correlation to the index or security (Bear, Short Small-Cap, Short OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraShort OTC, UltraBear, Rising Rates Opportunity, Rising Rates Opportunity 10, Falling U.S. Dollar, Short Oil & Gas, and Short Real Estate ProFunds) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Certain of these inverse funds are also leveraged (UltraShort OTC, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, UltraBear, and Rising Rates Opportunity ProFunds). For these funds, the inverse effect discussed above was amplified.

General Factors Affecting Benchmark and Fund Performance

In 2005, the S&P 500 index rose by 4.9%, with most other broad measures of the U.S. equity market posting similar single digit increases.4 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 14.4% in U.S. dollar terms. The U.S. Dollar strengthened across most major currencies as evidenced by the U.S. Dollar Index gaining 12.6% (against a basket of six currencies.)

In many respects, the investment landscape in 2005 looked very similar to that of 2004. We believe the major factors affecting domestic equity markets continued to include sustained economic growth, a low real interest rate environment, and subdued inflation. Rising corporate profits, coupled with an improving employment picture and stable consumer confidence, were balanced by concerns regarding the U.S. budget deficits, sharply higher energy costs, and an increasing risk that housing prices had peaked in many metropolitan markets.

For 2005, the economy grew at a solid pace, as Real (inflation-adjusted) Gross Domestic Product posted quarterly (annualized) increases of 3.8%, 3.3%, 4.1%, and 1.1%. This marked the fourth consecutive year of GDP growth since the 2001 recession. The unemployment rate declined from 5.4% to 4.9%, and Non-Farm Payrolls expanded by 2.0 million. Inflation rates remained stable, with the Consumer Price Index (CPI) increasing by 3.4%, and the CPI - ex Food & Energy measure increasing by 2.2%.

Higher energy costs, highlighted by a 40.5% increase in Crude Oil futures during 2005, negatively impacted the broader U.S. equity market. Housing prices also became more of a concern to investors in 2005, as the median price for existing homes increased by 10.8%, the highest year-over-year percentage increase since 1980. Investors appeared to become more concerned that a decline in real estate prices in major cities could weaken consumer spending, which in turn, could negatively impact the overall economy.

The Federal Reserve raised short-term rates for the second consecutive year, pushing the Fed Funds Target Rate up from 2.25% to 4.25% by year end. While the Fed was increasing short-term rates, long-term rates remained relatively stable. The benchmark U.S. ten year treasury note yield increased only slightly, from 4.22% to 4.39% in 2005. Thus, the U.S. yield curve became essentially flat by year end, a condition that historically has been a precursor to a weakening economy.

[1]	Other than Money Market ProFund
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, UltraOTC ProFund has a benchmark of 200% the daily return of the NASDAQ-100 Index.
[3]	Past performance is no guarantee of future results.
[4]	The index returns account for the theoretical reinvestment of dividends in the index.

i

Bull ProFund

The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of 2.98%, compared to a total return of 4.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

The S&P 500 Index posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson and General Electric.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bull ProFund from December 1, 1997 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	2.98%	12.31%	(2.14)%	1.77%

Service	1.92%	11.17%	(3.07)%	0.84%

S&P 500 Index	4.91%	14.39%	0.54%	4.73%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap ProFund

The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2005, the Fund had a total return of 10.69%, compared to a return of 12.56%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The supply and demand imbalance in the energy markets dominated the performance of nearly every broad-based index, and the MidCap 400® Index was no exception. Energy was by far the greatest contributor to returns for the Index in 2005. Other sectors that contributed moderately to the index’s performance included Health Care, Industrials, Financials, and Technology. Telecommunications and Consumer Services constituents had a slight negative impact on the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Peabody Energy and Chico’s FAS, while the bottom three performers were Cognizant Technology Solutions, Expeditors International of Washington, and Noble Energy.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	10.69%	19.07%	8.02%

Service	9.56%	17.87%	7.10%

S&P MidCap 400 Index	12.56%	21.15%	11.08%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap ProFund

The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of 2.52%, compared to a return of 4.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The Index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500) as those sectors turned in below average performances for the year. A similar underweight in Energy stocks detracted from the Index’s 2005 performance, as the Energy sector posted a very strong year, in part due to rising oil and natural gas prices. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	2.52%	19.57%	7.32%

Service	1.55%	18.30%	6.21%

Russell 2000 Index	4.63%	22.21%	10.28%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

OTC ProFund

The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of 0.57%, compared to a return of 1.90%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the Index weight as of year-end 2005. Companies within the Internet portal and computer storage industries contributed to the performance of the Index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the OTC ProFund from August 7, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (8/7/00)

Investor	0.57%	17.52%	(7.29)%	(14.36)%

Service	(0.52)%	16.35%	(8.26)%	(15.19)%

NASDAQ-100 Index	1.90%	19.04%	(6.61)%	(13.81)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

v

Large-Cap Value ProFund

The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index1. For the year ended December 31, 2005, the Fund had a total return of 3.61%, compared to a return of 5.85%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Value Index slightly outperformed the S&P 500 Index in 2005. Overweighting in the Utility sector (relative to the S&P 500 Index,) as well as underweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this outperformance. Underweighting in the strong Energy sector detracted from the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hewlett-Packard, Exxon Mobil, and JPMorgan Chase, while the bottom three performers were Verizon, General Electric, and Bank of America.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Value ProFund from October 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (10/1/02)

Investor	3.61%	14.15%	14.33%

Service	2.58%	13.05%	13.26%

S&P 500/Barra Value Index & S&P 500/Citigroup Value Index[4]	5.85%	17.30%	17.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Large-Cap Growth ProFund

The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index1. For the year ended December 31, 2005, the Fund had a total return of 1.65%, compared to a return of 4.01%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Growth Index slightly underperformed the S&P 500 Index in 2005. Underweighting in the Utility sector (relative to the S&P 500 Index,) as well as overweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this underperformance. Overweighting in the strong Energy sector was a contributor to the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Exxon Mobil, Proctor & Gamble, and AIG, while the bottom three performers were IBM, Cisco Systems, and Pfizer.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Large-Cap Growth ProFund from October 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (10/1/02)

Investor	1.65%	8.80%	8.64%

Service	0.65%	7.78%	7.67%

S&P 500/Barra Growth Index & S&P 500/Citigroup Growth Index[4]	4.01%	11.53%	11.59%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Value ProFund

The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index1. For the year ended December 31, 2005, the Fund had a total return of 9.58%, compared to a return of 11.58%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P MidCap 400/Citigroup Value Index outperformed its large cap counterpart, the S&P 500 /Citigroup Value Index. This outperformance was due, in part, to an underweight in the weak performing Communications sector and an overweight in the strong performing Utilities sector. This outperformance was offset somewhat by overweights in the Consumer Goods and Consumer Services sectors, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Peabody Energy, Pride International, and First American, while the bottom three performers were Lyondell Chemical, Associated Banc-Corp, and Scana.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Value ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	9.58%	19.84%	9.28%

Service	8.56%	18.69%	8.25%

S&P MidCap 400/Barra Value Index & S&P MidCap 400/Citigroup Value Index[4]	11.58%	23.02%	13.14%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mid-Cap Growth ProFund

The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.1 For the year ended December 31, 2005, the Fund had a total return of 11.42%, compared to a return of 13.58%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P MidCap 400/Citigroup Growth Index outperformed its large cap counterpart, the S&P 500/Citigroup Growth Index. This outperformance was due, in part, to an underweight in the weak Technology sector and an overweight in the strong Energy sector. This outperformance was offset somewhat by an overweight in the Industrials sector, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Ivax, and Chico’s FAS, while the bottom three performers were Varian Medical Systems, Cognizant Technology Systems, and Expeditors International of Washington.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mid-Cap Growth ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	11.42%	16.22%	5.42%

Service	10.29%	15.01%	4.38%

S&P MidCap 400/Barra Growth Index & S&P MidCap 400/Citigroup Growth Index[4]	13.58%	19.26%	8.92%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Small-Cap Value ProFund

The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2005, the Fund had a total return of 3.74%, compared to a return of 6.26%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Value Index posted a similar return to its large cap counterpart, the S&P 500/Citigroup Value Index. This index was aided by a significant underweight in the weak Communications sector and a slight overweight in the strong Utilities sector. This outperformance was offset by overweights in the Consumer Goods and Consumer Services sectors, which posted below average returns, and an underweight in the strong Energy sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Vintage Petroleum, Commercial Metals, and Energen, while the bottom three performers were Briggs & Stratton, Atmos Energy, and UGI.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Value ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	3.74%	19.08%	7.97%

Service	2.81%	17.89%	6.90%

S&P SmallCap 600/Barra Value Index & S&P SmallCap 600/Citigroup Value Index[4]	6.26%	22.46%	11.83%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

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Small-Cap Growth ProFund

The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the year ended December 31, 2005, the Fund had a total return of 7.41%, compared to a return of 9.27%2,4 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Growth Index outperformed its large cap counterpart, the S&P 500/Citigroup Growth Index. This outperformance was due, in part, to an underweight in the weak Technology sector and an overweight in the strong Energy sector. This outperformance was offset somewhat by an overweight in the Industrials sector, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Cal Dive International, Cerner, and Global Payments, while the bottom three performers were NVR, Cimarex Energy, and Landstar System.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Small-Cap Growth ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	7.41%	20.22%	8.98%

Service	6.38%	19.03%	8.03%

S&P SmallCap 600/Barra Growth Index & S&P SmallCap 600/Citigroup Growth Index[4]	9.27%	22.41%	12.06%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology that incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Europe 30 ProFund

The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.1 For the year ended December 31, 2005, the Fund had a total return of 7.60%, compared to a return of 8.00%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method.

The primary European equity market indices recorded strong performances in 2005 when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+17.4%), France (+25.7%), and Germany (+25.0%.) After converting into U.S dollar terms, these indices recorded gains of +5.0%, +9.1%, and +8.5%. This reflects the strengthening of the U.S. dollar against the Euro (+14.4%) and the British Pound (+11.3%.) In December, the European Central Bank lifted its benchmark lending rate from 2.00% to 2.25%, their first tightening since 2000. In contrast, the U.S. Federal Reserve increased its Fed-Funds rate by 2.00% in 2005, and the relative change in rates within the two regions assisting in the strengthening of the dollar. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Nokia, Total, and UBS, while the bottom three performers were Vodafone Group, HSBC Holdings, and Novartis.

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Europe 30 ProFund from March 15, 1999 to December 31, 2005, assuming the reinvestment of distributions. From March 15, 1999 to September 4, 2001 Europe 30 ProFund sought daily investment results that corresponded to twice (200%) the performance of a different benchmark index, the ProFunds Europe Index (“PEI”).

Average Annual Total Return as of 12/31/051

	1 Year	3 Year	5 Year		Since Inception (3/15/99)

Investor	7.60%	19.39%	(6.66)%		(6.28)%

Service	6.60%	18.34%	(6.03)%	[6]	(6.02)%	[6]

ProFunds Europe 30 Index[2]	8.00%	19.40%	(0.68)%		1.20%

Dow Jones STOXX 50 Index	8.44%	20.29%	1.48%		4.02%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to September 4, 2001, Europe 30 ProFund was named “UltraEurope ProFund” and sought daily investment results, that corresponded to twice (200%) the daily performance of the ProFunds Europe Index (PEI). The PEI averaged, on an equal- weighted basis, the daily U.S. dollar results of three European stock indices: the Financial Times Stock Exchange 100 Index, the Deutsche Aktienindex and the CAC-40.

2 The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The inception date of the ProFunds Europe 30 Index was October 18, 1999. Index data is provided for periods prior to October 18, 1999 solely for purposes of comparison.

5 The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

6 The total return shown does not correlate to the Investor Class total return due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction of service fees in 2002.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBull ProFund

The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of 2.84%, compared to a total return of 4.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and an ongoing basis.

The S&P 500 Index posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBull ProFund from November 27, 1997 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (11/27/97)

Investor	2.84%	23.38%	(7.35)%	(0.86)%

Service	1.81%	22.19%	(8.17)%	(1.77)%

S&P 500 Index	4.91%	14.39%	0.54%	4.98%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraMid-Cap ProFund

The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2005, the Fund had a total return of 18.52%, compared to a return of 12.56%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The supply and demand imbalance in the energy markets dominated the performance of nearly every broad-based index, and the MidCap 400® Index was no exception. Energy was by far the greatest contributor to returns for the Index in 2005. Other sectors that contributed moderately to the Index’s performance included Health Care, Industrials, Financials, and Technology. Telecommunications and Consumer Services constituents had a slight negative impact on the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Peabody Energy, Chico’s FAS, while the bottom three performers were Cognizant Technology Solutions, Expeditors International of Washington, and Noble Energy. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraMid-Cap ProFund from February 7, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	18.52%	37.08%	5.76%	6.57%

Service	17.29%	35.78%	4.78%	5.55%

S&P MidCap 400 Index	12.56%	21.15%	8.61%	10.10%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraSmall-Cap ProFund

The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of 0.07%, compared to a return of 4.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The Index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500,) as those sectors turned in below average performances for the year. Yet, a similar underweight in Energy stocks detracted from the Index’s 2005 performance, as the Energy sector posted a very strong year, in part due to rising prices in oil and natural gas. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraSmall-Cap ProFund from February 7, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	0.07%	38.36%	4.17%	(2.73)%

Service	(0.95)%	36.92%	3.16%	(3.68)%

Russell 2000 Index	4.63%	22.21%	8.29%	5.48%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraDow 30 ProFund

The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA). For the year ended December 31, 2005, the Fund had a total return of –3.16%, compared to a return of 1.72%1 for the DJIA. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the DJIA.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the DJIA. The Dow Jones Industrial Average is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Dow Jones Industrial Average underperformed most broader measures of the U.S. equity market in 2005. On one hand, an underweight in the energy sector, where companies like Exxon Mobil posted all time record profits, contributed to its relatively lackluster performance. On the other hand, the Index had heavy exposure to higher energy prices and a worsening credit environment further hampered performance, as Industrials, Consumer Goods, and Consumer Services underperformed the broader market. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Boeing, Altria, and Caterpillar, while the bottom three performers were IBM, 3M, and JPMorgan Chase. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraDow 30 ProFund from June 3, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (6/3/02)

Investor	(3.16)%	15.58%	1.88%

Service	(4.08)%	14.57%	1.01%

Dow Jones Industrial Average	1.72%	11.18%	5.12%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraOTC ProFund

The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of –3.02%, compared to a return of 1.90%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the index weight as of year-end 2005. Within these sectors, companies within the Internet portal and computer storage industries contributed to the performance of the Index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraOTC ProFund from December 1, 1997 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (12/1/97)

Investor	(3.02)%	31.33%	(26.52)%	(9.46)%

Service	(3.99)%	30.56%	(27.07)%	(10.16)%

NASDAQ-100 Index	1.90%	19.04%	(6.61)%	5.52%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraJapan ProFund

The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to 200% of the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2005, the Fund had a total return of 90.57%, compared to a return of 23.62% for the Index as measured in unhedged U.S. Dollar terms, or 41.53% in local (Japanese yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms depending upon whether the dollar rises or falls in value versus the yen. In 2005, the Fund was generally not exposed to fluctuations in the Dollar/Yen exchange rate. As such, it avoided the negative impact that would have occurred if it had been fully exposed to the decrease in the value of the yen versus the dollar that occurred during the year and that is reflected in the lower performance of the Index as measured in unhedged USD terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Japanese equities had a very strong year in 2005, as evidenced by the Nikkei 225 Index total return of 41.53% in local Yen terms (or 23.62% in U.S. Dollar terms.) The nascent Japanese recovery is now considered to be more stable, as real GDP expanded during each of the four quarters of 2005. Economic indicators suggest that the Japanese economy is pulling out from the deflationary period of the last decade, with corporate earnings, consumer price indexes, and employment all increasing over the year. Japanese exporters benefited by the strength of the economies of Japan’s major trading partners, including the United States and countries in the Asian region. The Bank of Japan continued to maintain a zero interest rate policy. This, combined with rising prices, results in negative real interest rates. Many investors considered this accomodative monetary policy beneficial to equity prices. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraJapan ProFund from February 7, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (2/7/00)

Investor	90.57%	45.63%	(0.33)%	(12.40)%

Service	88.75%	44.22%	(1.33)%	(13.28)%

Nikkei 225 Stock Average - USD Terms	23.62%	24.67%	3.43%	(4.10)%

Nikkei 225 Stock Average - Local (Yen) Terms	41.53%	24.54%	4.07%	(2.74)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Bear ProFund

The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of –1.11%, compared to a return of 4.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Bear ProFund from December 30, 1997 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (12/30/97)

Investor	(1.11)%	(12.35)%	(1.43)%	(3.29)%

Service	(2.07)%	(13.20)%	(2.41)%	(4.21)%

S&P 500 Index	4.91%	14.39%	0.54%	4.81%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Small-Cap ProFund

The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of –2.52%, compared to a return of 4.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The Index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500,) as those sectors turned in below average performances for the year. Yet, a similar underweight in Energy stocks detracted from the indexes 2005 performance, as the Energy sector posted a very strong year, in part due to rising prices in oil and natural gas. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short Small-Cap ProFund from May 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (5/1/02)

Investor	(2.52)%	(19.15)%	(10.81)%

Service	(3.44)%	(19.82)%	(11.58)%

Russell 2000 Index	4.63%	22.21%	9.24%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short OTC ProFund

The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of 1.27%, compared to a return of 1.90%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the index weight as of year-end 2005. Companies within the Internet portal and computer storage industries contributed to the performance of the Index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Short OTC ProFund from May 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (5/1/02)

Investor	1.27%	(17.46)%	(11.71)%

Service	0.27%	(18.31)%	(12.64)%

NASDAQ-100 Index	1.90%	19.04%	10.53%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraBear ProFund

The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of –4.43%, compared to a return of 4.91%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITs selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraBear ProFund from December 22, 1997 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (12/22/97)

Investor	(4.43)%	(24.41)%	(6.06)%	(10.89)%

Service	(5.36)%	(25.10)%	(6.92)%	(11.61)%

S&P 500 Index	4.91%	14.39%	0.54%	5.03%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Mid-Cap ProFund

The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index. For the period ended December 31, 2005, the Fund had a total return of –19.37%, compared to a return of 12.56%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The supply and demand imbalance in the energy markets dominated the performance of nearly every broad-based index, and the MidCap 400® Index was no exception. Energy was by far the greatest contributor to returns for the Index in 2005. Other sectors that contributed moderately to the Index’s performance included Health Care, Industrials, Financials, and Technology. Telecommunications and Consumer Services constituents had a slight negative impact on the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Peabody Energy, Chico’s FAS, while the bottom three performers were Cognizant Technology Soultions, Expeditors International of Washington, and Noble Energy. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Mid-Cap ProFund from January 30, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (1/30/04)

Investor	(19.37)%	(24.03)%

Service	(20.21)%	(24.87)%

S&P MidCap 400 Index	12.56%	13.87%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Small-Cap ProFund

The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index. For the period ended December 31, 2005, the Fund had a total return of –9.21%, compared to a return of 4.63%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The Index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500,) as those sectors turned in below average performances for the year. Yet, a similar underweight in Energy stocks detracted from the index’s 2005 performance, as the Energy sector posted a very strong year, in part due to rising prices in oil and natural gas. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Small-Cap ProFund from January 30, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (1/30/04)

Investor	(9.21)%	(19.51)%

Service	(10.24)%	(20.35)%

Russell 2000 Index	4.63%	9.36%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort Dow 30 ProFund

The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA). For the year ending December 31, 2005, the Fund had a total return of 0.82%, compared to a return of 1.72%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The Dow Jones Industrial Average is a price-weighted index maintained by editors of the Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire index is reviewed.

The Dow Jones Industrial Average underperformed most broader measures of the U.S. equity market in 2005. On one hand, an underweight in the energy sector, where companies like Exxon Mobil posted all time record profits, contributed to its relatively lackluster performance. On the other hand, the index had heavy exposure to higher energy prices and a worsening credit environment further hampered performance, as Industrials, Consumer Goods, and Consumer Services underperformed the broader market. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Boeing, Altria, and Caterpillar, while the bottom three performers were IBM, 3M, and JPMorgan Chase. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort Dow 30 ProFund from July 22, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (7/22/04)

Investor	0.82%	(10.88)%

Service	(0.29)%	(11.82)%

Dow Jones Industrial Average	1.72%	6.96%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The return of the index reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

UltraShort OTC ProFund

The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of –1.18%, compared to a return of 1.90%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the inverse of the Index’s daily performance.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the Index weight as of year-end 2005. Within these sectors, companies within the Internet portal and computer storage industries contributed to the performance of the Index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks. Since this Fund is designed to have inverse (negative) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the UltraShort OTC ProFund from June 2, 1998 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/2/98)

Investor	(1.18)%	(34.72)%	(17.47)%	(38.39)%

Service	(2.19)%	(35.36)%	(18.23)%	(38.92)%

NASDAQ-100 Index	1.90%	19.04%	(6.61)%	4.57%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Banks UltraSector ProFund

The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2005, the Fund had a total return of –1.85%, compared to a return of 2.18%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions.

The Dow Jones U.S. Banks Index underperformed the broader US indices in 2005. The severe flattening of the yield curve resulted in net interest margin pressure on many of the companies in the Index. Solid growth in loans and deposits helped offset some of this pressure. In addition, the larger banks in the sector had particularly strong trading and fee-based revenue growth. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Washington Mutual, JPMorgan Chase, and Wells Fargo, while the bottom three performers were Bank of New York, U.S. Bancorp, and SunTrust. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Banks UltraSector ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	(1.85)%	18.98%	8.93%

Service	(2.87)%	17.83%	7.95%

Dow Jones U.S. Banks Index	2.18%	15.82%	9.95%

S&P 500 Index	4.91%	14.39%	4.05%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Basic Materials UltraSector ProFund

The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2005, the Fund had a total return of 1.61%, compared to a return of 4.97%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

The Index benefited from both a robust U.S. economy and strong overseas demand for basic materials. Offsetting these generally positive market conditions were severely higher energy costs. These higher costs cut into earnings across the sector, but fell particularly hard on the chemical companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Phelps Dodge, Monsanto, and Praxair, while the bottom three performers were International Paper, DuPont, and Dow Chemical. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Basic Materials UltraSector ProFund from September 4, 2001 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (9/4/01)

Investor	1.61%	19.70%	6.08%

Service	0.69%	18.63%	5.48%

Dow Jones U.S. Basic Materials Index	4.97%	17.20%	9.03%

S&P 500 Index	4.91%	14.39%	4.05%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Biotechnology UltraSector ProFund

The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2005, the Fund had a total return of 27.30%, compared to a return of 21.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

The index benefited by strong performances by its two largest constituents, Amgen and Genentech. In early July, Amgen stock spiked higher as early results from a study showed that its newest anemia drug, Aranesp, helps patients with bone marrow diseases. Genentech’s stock more than doubled from its 2005 low of $44.08 in March, as the firm reported $676 million of sales in the first year of selling Avastin, an oncology drug. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Celgene, Amylin Pharmaceuticals, and Genentech, while the bottom three performers were Biogen, Invitrogen, and Genzyme. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Biotechnology UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	27.30%	33.78%	(6.69)%	(9.14)%

Service	25.99%	32.49%	(7.55)%	(9.99)%

Dow Jones U.S. Biotechnology Index	21.70%	25.60%	0.12%	(2.54)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Goods UltraSector ProFund

The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Goods Sector Index. For the year ended December 31, 2005, the Fund had a total return of –1.80%, compared to a return of 2.04%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Goods Sector Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products companies.

Rising short-term interest rates and higher energy prices reduced consumers’ disposable income, which contributed to the weak performance of this sector. Tobacco companies thrived in 2005 with help from positive legal rulings affecting ongoing liability lawsuits. Beverage companies saw a mixed year in 2005, with Pepsi posting a single-digit gain, while Coca-Cola and Anheuser-Busch’s stock prices fell. Anheuser-Busch sales were disappointing as demand weakened and aggressive marketing by key rivals cut into Anheuser’s market share. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, PepsiCo, and Colgate-Palmolive, while the bottom three performers were Electronic Arts, Anheuser-Busch, and Kimberly-Clark. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Goods UltraSector ProFund from January 30, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (1/30/04)

Investor	(1.80)%	5.77%

Service	(2.83)%	4.71%

Dow Jones U.S. Consumer Goods Index	2.04%	6.76%

S&P 500 Index	4.91%	7.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Consumer Services UltraSector ProFund

The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Consumer Services Sector Index. For the year ended December 31, 2005, the Fund had a total return of –8.55%, compared to a return of –1.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Consumer Services Sector Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics companies.

Rising short-term interest rates and higher energy prices reduced consumers’ disposable income, which contributed to the weak performance of this sector. Walmart, with a heavy concentration of its business in the Gulf Coast region, was negatively impacted by the major hurricanes that affected the area in the latter half of the year. Broadcast and cable TV companies struggled due to concerns about competition and subscriber growth. Emerging technologies put pressure on the shares of traditional media companies and satellite providers. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Lowe’s, Walgreen, and McDonald’s, while the bottom three performers were eBay, Comcast, and Walt Disney. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Consumer Services UltraSector ProFund from January 30, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (1/30/04)

Investor	(8.55)%	1.72%

Service	(9.40)%	0.80%

Dow Jones U.S. Consumer Services Index	(1.93)%	4.81%

S&P 500 Index	4.91%	7.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Financials UltraSector ProFund

The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2005, the Fund had a total return of 4.72%, compared to a return of 6.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The severe flattening of the yield curve resulted in net interest margin pressure on many of the banks in the Index. Solid growth in loans and deposits helped offset some of this pressure. In addition, the larger banks in the sector had particularly strong trading and fee-based revenue growth. Strong proprietary trading by large banks and broker-dealers, especially in fixed income and energy trading, as well as solid investment banking revenues, aided this sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Merrill Lynch, JPMorgan Chase, and American Express, while the bottom three performers were U.S. Bancorp, Bank of America, and Morgan Stanley. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Financials UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	4.72%	19.96%	1.51%	5.83%

Service	3.67%	18.80%	0.52%	4.85%

Dow Jones U.S. Financials Index	6.47%	16.87%	5.55%	8.96%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Health Care UltraSector ProFund

The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2005, the Fund had a total return of 7.62%, compared to a return of 8.32%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Healthcare spending in the U.S. continued to grow at a strong pace, yet the sector was hampered by legal and accounting issues. Merck lost the first court case brought by Vioxx users, with the jury awarding the plaintiffs $253 million. This outcome negatively impacted other drug makers as well as Merck. Bristol-Meyers Squibb was hit by an accounting scandal in which two of their executives were indicted for inflating financial results. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were UnitedHealth Group, Amgen, and Medtronic, while the bottom three performers were Abbott Laboratories, Pfizer, and Johnson & Johnson. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Health Care UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	7.62%	11.23%	(7.61)%	(4.77)%

Service	6.77%	10.28%	(8.46)%	(5.65)%

Dow Jones U.S. Health Care Index	8.32%	10.59%	(1.37)%	0.97%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Industrials UltraSector ProFund

The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Industrials Sector Index. For the year ended December 31, 2005, the Fund had a total return of 1.89%, compared to a return of 4.81%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

The Index performed in line with the broader U.S. equity market. A healthy U.S. economy, coupled with robust corporate earnings, helped the overall performance of the sector. On the downside, higher oil prices, rising interest rates, and hurricane damage along the Gulf Coast limited market returns. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Boeing, Caterpillar, and United Technologies, while the bottom three performers were Tyco, United Parcel Service, and 3M. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Industrials UltraSector ProFund from January 30, 2004 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	Since Inception (1/30/04)

Investor	1.89%	10.70%

Service	0.79%	9.54%

Dow Jones U.S. Industrials Index	4.81%	10.45%

S&P 500 Index	4.91%	7.17%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Internet UltraSector ProFund

The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Composite Internet Index. For the year ended December 31, 2005, the Fund had a total return of 9.33%, compared to a return of 9.88%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site, and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Internet companies continued to expand their product lines and branch into other areas of technology. Ebay bought Skype (Voice Over Internet Protocol) and Shopping.com, while Google added mapping and instant messaging to its repertoire. Revenue growth remained strong in the sector, led by Google’s 93% increase over 2004, due primarily to growth in internet advertising sales. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Google, Ameritrade, and E*Trade, while the bottom three performers were Verisign, eBay, and Siebel Systems. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Internet UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	9.33%	48.44%	(20.24)%	(35.57)%

Service	8.27%	46.99%	(21.19)%	(36.32)%

Dow Jones Composite Internet Index	9.88%	35.30%	(7.14)%	(18.35)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Mobile Telecommunications UltraSector ProFund

The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Mobile Telecommunications Index. For the year ended December 31, 2005, the Fund had a total return of 10.26%, compared to a return of 9.93%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Mobile Telecommunications Index measures the performance of the mobile telecommunications sector of the U.S. equity market. Component companies include the providers of mobile telephone services, including cellular telephone systems, and paging and wireless services.

Mobile Telecommunications firms saw strong subscriber growth across the board in 2005, which enhanced returns of the Index. Promising new wireless services were introduced, such as mobile TV and music services for cellular phones, which aided sector performance. Hampering the sector are increasing concerns about data security for wireless networks. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were NII Holdings, Alamosa Holdings, and Nextel Partners, while the bottom three performers were Telephone & Data Systems, Sprint Nextel, and Alltel. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Mobile Telecommunications UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	10.26%	44.96%	(18.99)%	(34.08)%

Service	9.18%	43.22%	(19.91)%	(34.82)%

Dow Jones U.S. Mobile Telecommunications Index	9.93%	33.71%	(5.59)%	(18.05)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Oil and Gas UltraSector ProFund

The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2005, the Fund had a total return of 46.10%, compared to a return of 34.08%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Dow Jones U.S. Oil and Gas Index performed very well in 2005. Hurricanes caused major damage to wells, refineries, and pipelines in the Gulf Coast region, resulting in sharp increases in all energy prices. Oil companies reported record earnings in the third quarter as oil reached $70 per barrel. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Valero Energy, Burlington Resources, and Transocean, while the bottom three performers were Chevron, Exxon Mobil, and ConocoPhillips. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Oil & Gas UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	46.10%	41.45%	9.91%	9.71%

Service	44.70%	40.07%	8.85%	8.65%

Dow Jones U.S. Oil & Gas Index	34.08%	30.70%	11.27%	11.57%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Pharmaceuticals UltraSector ProFund

The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2005, the Fund had a total return of –7.06%, compared to a return of –1.64%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

Merck lost the first court case brought by Vioxx users, with the jury awarding the plaintiffs $253 million. This outcome negatively impacted other drug makers as well as Merck, as investors reassessed the frequency and severity of future legal liabilities. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Allergan, Ivax, and Wyeth, while the bottom three performers were Pfizer, Forest Laboratories, and Bristol-Meyers Squibb. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Pharmaceuticals UltraSector ProFund from June 28, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/28/00)

Investor	(7.06)%	(5.53)%	(17.13)%	(13.35)%

Service	(8.09)%	(6.41)%	(17.88)%	(14.13)%

Dow Jones U.S. Pharmaceuticals Index	(1.64)%	(0.42)%	(8.06)%	(5.12)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.16)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Precious Metals UltraSector ProFund

The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2005, the Fund had a total return of 38.28%,1 compared to a return of 29.89%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the index underlying the Fund’s benchmark was the Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies include companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

This sector turned in one of the best performances for 2005. The index, which historically has had a positive correlation with changes in gold prices, returned 29.89% in 2005. The spot price of gold itself jumped about 18% to close the year at $517 per ounce, making 2005 the fifth consecutive year the metal has increased in value. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Goldcorp, Freeport-McMoRan, and Agnico-Eagle Mines, while the bottom three performers were Meridian Gold, Barrick Gold, and Newmont Mining. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*,1

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Precious Metals UltraSector ProFund from June 3, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/051

	1 Year	3 Year	Since Inception (6/3/02)

Investor	38.28%	22.12%	9.47%

Service	36.95%	20.94%	8.45%

Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index	29.89%	20.01%	12.93%

S&P 500 Index	4.91%	14.39%	7.13%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 Prior to June 19, 2004, the Precious Metals UltraSector ProFund sought daily investment results, that corresponded to one and one-half times (150%) the daily performance of the Philadelphia Stock Exchange Gold/Silver Index. The Philadelphia Stock Exchange Gold/Silver Index measures the performance of the gold and silver mining industry of the global equity market.

2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

5 The Philadelphia Stock Exchange Gold and Silver Index represents performance from June 3, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Real Estate UltraSector ProFund

The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2005, the Fund had a total return of 7.82%, compared to a return of 9.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

In general, the real estate market remained healthy throughout 2005, and the sector posted better than average returns. Increasing short-term interest rates starting to negatively impact the index as the year progressed. The index peaked in late July as the real estate market began to soften the second half. REITs in each of the major subsectors saw double-digit returns, including Industrial/Office, Retail, and Residential. The Self-Storage subsector was very strong and added to the index’s return for the year, while Mortgage REITs were the only subsector that declined. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were General Growth Properties, Boston Properties, and Simon Property Group, while the bottom three performers were Plum Creek Timber, Equity Office Properties, and ProLogis. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Real Estate UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	7.82%	32.19%	18.62%	19.38%

Service	6.76%	30.73%	17.40%	18.12%

Dow Jones U.S. Real Estate Index	9.63%	25.34%	17.91%	18.46%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Semiconductor UltraSector ProFund

The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Semiconductor Index. For the year ended December 31, 2005, the Fund had a total return of 11.17%, compared to a return of 11.38%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Semiconductor Index outperformed the broader market indexes in 2005, as the largest weighted stock in the index, Intel, posted a total return of 8.1%. Demand for chip-related products remained strong, and Intel and Apple struck a deal to put Intel chips in Mac computers. Worldwide sales of semiconductors hit a new record in 2005, powered by strong PC sales. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were SanDisk, Marvell Technology Group, and Broadcom, while the bottom three performers were Maxim Integrated Products, Linear Technology, and Analog Devices. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Semiconductor UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	11.17%	21.35%	(18.66)%	(33.57)%

Service	10.13%	20.19%	(19.45)%	(34.23)%

Dow Jones U.S. Semiconductor Index	11.38%	19.42%	(5.85)%	(16.69)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Technology UltraSector ProFund

The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2005, the Fund had a total return of 0.12%, compared to a return of 3.32%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Technology Sector posted lackluster returns in 2005, as margins on computers and related products declined in the face of increasing competition. Sales of flash memory continued to be strong, powered by sales of digital and home media products. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Hewlett-Packard, while the bottom three performers were Dell, IBM, and Cisco Systems. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Technology UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	0.12%	18.78%	(18.97)%	(30.47)%

Service	(0.93)%	17.68%	(19.57)%	(30.96)%

Dow Jones U.S. Technology Index	3.32%	16.67%	(6.94)%	(15.34)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Telecommunications UltraSector ProFund

The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2005, the Fund had a total return of –10.93%, compared to a return of –3.99%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Investor worries about company valuations and weak demand for wireline services hampered this Index, as wireless continued to take market share from wireline companies. Increasing pension expenses also weighed down some of the older, larger companies in the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were NII Holdings, Nextel Partners, and MCI, while the bottom three performers were Verizon, NTL, and Sprint Nextel. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Telecommunications UltraSector ProFund from June 19, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (6/19/00)

Investor	(10.93)%	3.24%	(18.07)%	(26.03)%

Service	(11.94)%	2.26%	(18.82)%	(26.71)%

Dow Jones U.S. Telecommunications Index	(3.99)%	6.94%	(6.93)%	(12.99)%

S&P 500 Index	4.91%	14.39%	0.54%	(1.53)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Utilities UltraSector ProFund

The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to 150% of the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2005, the Fund had a total return of 17.86%, compared to a return of 15.35%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 150% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as 150% of the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Utility sector posted generally strong returns in 2005, as a number of external influences were favorable. First, long-term interest rates remained low, so that the utilities’ dividend yields remained an attractive alternative to fixed income investments. Utilities also benefited from sharply higher energy prices in 2005 and higher demand for electricity. In addition, many utilities companies, including TXU and Duke Energy continued to concentrate on their core operations by divesting themselves of secondary businesses. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were TXU, Public Service Enterprise, and FirstEnergy, while the bottom three performers were Entergy, Southern, and American Electric Power. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Utilities UltraSector ProFund from July 26, 2000 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	5 Year	Since Inception (7/26/00)

Investor	17.86%	26.31%	(6.15)%	0.42%

Service	16.65%	25.00%	(7.03)%	(0.50)%

Dow Jones U.S. Utilities Index	15.35%	21.35%	0.78%	5.61%

S&P 500 Index	4.91%	14.39%	0.54%	(1.16)%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Oil & Gas ProFund

The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index. For the period ended December 31, 2005, the Fund had a total return of 2.71%, compared to a return of –3.10%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil & gas sector of the U.S. equity market. Component companies include oil drilling equipment and services, coal, major oil companies, secondary oil companies, pipelines, liquid, and exploration and production.

The Dow Jones U.S. Oil and Gas Index performed very well in 2005. Hurricanes caused major damage to wells, refineries, and pipelines in the Gulf Coast region, resulting in sharp increases in all energy prices. Oil companies reported record earnings in the third quarter as oil reached $70 per barrel. In December, ConocoPhillips agreed to buy Burlington Resources, an oil and natural gas producer for $36 billion, a 21% premium. Analysts predict that this could spark a wave of consolidation in the sector as other big energy companies may look to acquire smaller natural gas producers. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Valero Energy, Burlington Resources, and Transocean, while the bottom three performers were Chevron, Exxon Mobil, and ConocoPhillips. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

[As the Short Oil & Gas ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Short Real Estate ProFund

The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index. For the period ended December 31, 2005, the Fund had a total return of 0.55%, compared to a return of –0.04%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate industry of the U.S. equity market. Component companies include those that invest directly in the sector; indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

In general, the real estate market remained healthy throughout 2005, and the sector posted better than average returns. Increasing short-term interest rates starting to negatively impact the index as the year progressed. The Index peaked in late July as the real estate market began to soften the second half. REITs in each of the major subsectors saw double-digit returns, including Industrial/Office, Retail, and Residential. The Self-Storage subsector was very strong and added to the Index’s return for the year, while Mortgage REITs were the only subsector that declined. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were General Growth Properties, Boston Properties, and Simon Property Group, while the bottom three performers were Plum Creek Timber, Equity Office Properties, and ProLogis. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

[As the Short Real Estate ProFund does not have more than six months of operating results a line graph of a $10,000 investment or total return table are not presented.]

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

U.S. Government Plus ProFund

The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of 9.12%, compared to a total return of 9.30%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2005 the most recent Long Bond to be issued carried a maturity date of February 15, 2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond’s coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped push bond yields up by more than 50 basis points during September and October. Since this Fund has an investment objective seeking returns greater than 100% of the daily performance of the Long Bond, the daily performance of the Long Bond had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the U.S. Government Plus ProFund from May 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Years	Since Inception (5/1/02)

Investor	9.12%	4.77%	8.46%

Service	8.06%	3.70%	7.33%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.91%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity 10 ProFund

The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note. For the period ended December 31, 2005, the Fund had a total return of 0.16%, compared to a total return of 3.04%1 for the most recently issued 10-year U.S. Treasury Note. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Index.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note.

In 2005, the yield on 10-year U.S. Treasury Notes rose slightly, from 4.22% to 4.39%. This, combined with the fact that the Federal Reserve Board increased the Fed Funds Target Rate by two percentage points, from 2.25% to 4.25%, resulted in a substantial flattening of the yield curve. Long term yields remained relatively low due, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped push ten year treasury yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark security, it was inversely affected by the daily performance of the benchmark security and the factors affecting the benchmark security.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity 10 ProFund from January 10, 2005 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/051

Since Inception (1/10/05)

Investor	0.16%

Service	(0.77)%

10-year U.S. Treasury Note	3.04%

Lehman Brothers Composite U.S. Treasury	2.72%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that as a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The 10-year U.S. Treasury Note reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the 10-year U.S. Treasury Note is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S. Treasury Note.

3 The Lehman Brothers Composite U.S. Treasury Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of one year or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising Rates Opportunity ProFund

The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of –7.53%, compared to a total return of 9.30%1 for the most recently issued 30-year U.S. Treasury Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of December 31, 2005 the most recent Long Bond to be issued carried a maturity date of February 15, 2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond’s coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped pushed bond yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising Rates Opportunity ProFund from May 1, 2002 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

	1 Year	3 Year	Since Inception (5/1/02)

Investor	(7.53)%	(7.40)%	(11.08)%

Service	(8.44)%	(8.30)%	(11.85)%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.91%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that as a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the Rising Rates Opportunity ProFund is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Rising U.S. Dollar ProFund

The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index (USDX.) For the period ended December 31, 2005, the Fund had a total return of 10.60%, compared to a return of 9.22%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

From the Fund’s inception date on February 17, 2005 to year end, the U.S. Dollar gained against the three highest weighted currencies included in the Index, appreciating by 10.3% against the Euro, 11.6% against the Yen, and 10.0% against the Pound. The only currency in the Index that the U.S. Dollar lost ground against during this period was the Canadian Dollar, losing 5.5%. The U.S. Dollar’s appreciation was driven in part by the continuing relative strength of the U.S. economy, and the Federal Reserve’s increases in the Fed Funds rate, which left the rate at 4.25% by year end. Comparatively, the European Central Bank increased their short-term rates by only one quarter point in 2005, as the European economy moderated.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Rising U.S. Dollar ProFund from February 17, 2005 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

Since Inception (2/17/05)

Investor	10.60%

Service	9.69%

U.S. Dollar Index	9.22%

S&P 500 Index	5.62%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that as a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

l

Falling U.S. Dollar ProFund

The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index (USDX.) For the period ended December 31, 2005, the Fund had a total return of –8.14%, compared to a return of 9.22%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar versus a basket of six major currencies, including the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

From the Fund’s inception date on February 17, 2005 to year end, the U.S. Dollar gained against the three highest weighted currencies included in the Index, appreciating by 10.3% against the Euro, 11.6% against the Yen, and 10.0% against the Pound. The only currency in the Index that the U.S. Dollar lost ground against during this period was the Canadian Dollar, losing 5.5%. The U.S. Dollar’s appreciation was driven in part by the continuing relative strength of the U.S. economy, and the Federal Reserve’s increases in the Fed Funds rate, which left the rate at 4.25% by year end. Comparatively, the European Central Bank increased their short-term rates by only one quarter point in 2005, as the European economy moderated. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Falling U.S. Dollar ProFund from February 17, 2005 to December 31, 2005, assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05

Since Inception (2/17/05)

Investor	(8.14)%

Service	(8.90)%

U.S. Dollar Index	9.22%

S&P 500 Index	5.62%

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that as a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance current to the most recent month-end, please visit www.profunds.com.

1 The U.S. Dollar Index does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

2 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

Money Market ProFund

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2005, the Fund (Investor Class shares) had a total return of 2.46%. The seven-day yield, as of December 31, 2005, was 3.54% for the Investor Class and 2.43% for the Service Class.

The assets of this Fund are part of a $9.9 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower.

The above information is not covered by the Report of Independent Accountants.

Allocation of Portfolio Holdings & Index Composition (Unaudited)

December 31, 2005

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Futures Contracts	5%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.1%
Exxon Mobil Corp.	3.0%
Citigroup, Inc.	2.1%
Microsoft Corp.	2.1%
Procter & Gamble Co.	1.7%
Top Five Total	12.0%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%
100.00%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Futures Contracts	17%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	1.1%
Peabody Energy Corp.	0.9%
SanDisk Corp.	0.8%
Chico’s FAS, Inc.	0.6%
Smith International, Inc.	0.6%
Top Five Total	4.0%

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	18.47%
Financial	17.66%
Consumer, Cyclical	15.26%
Industrial	12.80%
Energy	10.70%
Technology	10.36%
Utilities	6.16%
Communications	4.72%
Basic Materials	3.52%
Diversified	0.35%
100.00%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	16%
Swap Agreements	13%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amylin Pharmaceuticals, Inc.	0.3%
Intuitive Surgical, Inc.	0.3%
Neurocrine Biosciences, Inc.	0.2%
Cimarex Energy Co.	0.2%
Cal Dive International, Inc.	0.2%
Top Five Total	1.2%

Russell 2000 - Composition

% of Index
Basic Materials	3.73%
Communications	9.44%
Consumer, Cyclical	13.14%
Consumer, Non-cyclical	19.06%
Diversified	0.17%
Energy	6.26%
Financial	21.12%
Industrial	13.97%
Technology	10.63%
Utilities	2.48%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.8%
Qualcomm, Inc.	6.1%
Apple Computer, Inc.	6.0%
Intel Corp.	3.7%
Google, Inc.	3.5%
Top Five Total	26.1%

NASDAQ-100 - Composition

% of Index
Technology	40.28%
Communications	29.59%
Basic Materials	0.29%
Consumer, Cyclical	9.94%
Consumer, Non-cyclical	17.29%
Industrial	2.20%
Energy	0.41%
100.00%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Futures Contracts	NM
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	4.5%
General Electric Co.	3.5%
Bank of America Corp.	3.4%
J.P. Morgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.3%
Top Five Total	16.2%

S&P 500/Citigroup Value - Composition

% of Index
Basic Materials	4.86%
Communications	12.67%
Consumer, Cyclical	5.22%
Consumer, Non-cyclical	8.43%
Diversified	0.00%
Energy	7.86%
Financial	32.68%
Industrial	15.23%
Technology	6.99%
Utilities	6.06%
100.00%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	1%
Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.2%
Exxon Mobil Corp.	4.0%
Procter & Gamble Co.	3.4%
General Electric Co.	3.1%
Johnson & Johnson	3.1%
Top Five Total	17.8%

S&P 500/Citigroup Growth - Composition

% of Index
Basic Materials	0.99%
Communications	7.82%
Consumer, Cyclical	11.91%
Consumer, Non-cyclical	34.25%
Diversified	0.00%
Energy	10.72%
Financial	10.04%
Industrial	7.76%
Technology	15.78%
Utilities	0.73%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Peabody Energy Corp.	1.3%
Developers Diversified Realty Corp.	0.9%
Pride International, Inc.	0.9%
Lyondell Chemical Co.	0.9%
Old Republic International Corp.	0.9%
Top Five Total	4.9%

S&P MidCap 400/Citigroup Value - Composition

% of Index
Basic Materials	6.73%
Communications	5.25%
Consumer, Cyclical	9.80%
Consumer, Non-cyclical	10.85%
Diversified	0.41%
Energy	7.93%
Financial	23.58%
Industrial	15.54%
Technology	7.82%
Utilities	12.09%
100.00%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	2.7%
SanDisk Corp.	2.1%
Whole Foods Market, Inc.	1.9%
Chico’s FAS, Inc.	1.5%
Expeditors International of Washington, Inc.	1.3%
Top Five Total	9.5%

S&P MidCap 400/Citigroup Growth - Composition

% of Index
Basic Materials	0.36%
Communications	4.20%
Consumer, Cyclical	20.63%
Consumer, Non-cyclical	25.99%
Diversified	0.30%
Energy	13.42%
Financial	11.83%
Industrial	10.11%
Technology	12.85%
Utilities	0.32%
100.00%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Energen Corp.	1.0%
Shurgard Storage Centers, Inc.	1.0%
Standard Pacific Corp.	0.9%
Hughes Supply, Inc.	0.9%
Commercial Metals Co.	0.8%
Top Five Total	4.6%

S&P SmallCap 600/Citigroup Value - Composition

% of Index
Basic Materials	5.84%
Communications	2.72%
Consumer, Cyclical	18.07%
Consumer, Non-cyclical	11.31%
Diversified	0.00%
Energy	3.89%
Financial	18.15%
Industrial	24.19%
Technology	7.90%
Utilities	7.93%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Futures Contracts	NM
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
Cimarex Energy Co.	1.4%
Pharmaceutical Product Development, Inc.	1.2%
NVR, Inc.	1.2%
Global Payments, Inc.	1.2%
Cal Dive International, Inc.	1.1%
Top Five Total	6.1%

S&P SmallCap 600/Citigroup Growth - Composition

% of Index
Basic Materials	0.90%
Communications	4.11%
Consumer, Cyclical	19.26%
Consumer, Non-cyclical	24.12%
Diversified	0.00%
Energy	12.08%
Financial	11.14%
Industrial	15.83%
Technology	11.83%
Utilities	0.73%
100.00%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Futures Contracts	1%
Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
BP Amoco PLC	6.7%
HSBC Holdings PLC	5.6%
Total Fina SA	5.3%
Novartis AG	4.9%
GlaxoSmithKline PLC	4.8%
Top Five Total	27.3%

ProFunds Europe 30 - Composition

% of Index
Consumer, Non-cyclical	28.26%
Energy	19.04%
Communications	12.91%
Financial	11.55%
Technology	9.77%
Industrial	7.47%
Consumer, Cyclical	6.90%
Basic Materials	4.10%
100.00%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Futures Contracts	71%
Swap Agreements	43%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	2.8%
Exxon Mobil Corp.	2.7%
Citigroup, Inc.	1.9%
Microsoft Corp.	1.9%
Procter & Gamble Co.	1.5%
Top Five Total	10.8%

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Futures Contracts	81%
Swap Agreements	35%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Legg Mason, Inc.	1.1%
Peabody Energy Corp.	0.9%
SanDisk Corp.	0.8%
Chico’s FAS, Inc.	0.6%
Smith International, Inc.	0.6%
Top Five Total	4.0%

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	18.47%
Financial	17.66%
Consumer, Cyclical	15.26%
Industrial	12.80%
Energy	10.70%
Technology	10.36%
Utilities	6.16%
Communications	4.72%
Basic Materials	3.52%
Diversified	0.35%
100.00%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Futures Contracts	50%
Swap Agreements	71%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amylin Pharmaceuticals, Inc.	0.4%
Intuitive Surgical, Inc.	0.3%
Neurocrine Biosciences, Inc.	0.3%
Cimarex Energy Co.	0.3%
Cal Dive International, Inc.	0.3%
Top Five Total	1.6%

Russell 2000 - Composition

% of Index
Basic Materials	3.73%
Communications	9.44%
Consumer, Cyclical	13.14%
Consumer, Non-cyclical	19.06%
Diversified	0.17%
Energy	6.26%
Financial	21.12%
Industrial	13.97%
Technology	10.63%
Utilities	2.48%
100.00%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Futures Contracts	112%
Swap Agreements	1%
Options	NM
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.3%
3M Co.	5.0%
Altria Group, Inc.	4.9%
Boeing Co.	4.6%
American International Group, Inc.	4.4%
Top Five Total	24.2%

Dow Jones Industrial Average - Composition

% of Index
Industrial	24.92%
Consumer, Non-cyclical	21.52%
Financial	15.53%
Technology	12.09%
Consumer, Cyclical	10.49%
Communications	5.87%
Basic Materials	5.38%
Energy	4.20%
Diversified	0.00%
Utilities	0.00%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Futures Contracts	17%
Swap Agreements	92%
Total Exposure	200%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.3%
Qualcomm, Inc.	5.6%
Apple Computer, Inc.	5.5%
Intel Corp.	3.4%
Google, Inc.	3.3%
Top Five Total	24.1%

NASDAQ-100 - Composition

% of Index
Technology	40.28%
Communications	29.59%
Basic Materials	0.29%
Consumer, Cyclical	9.94%
Consumer, Non-cyclical	17.29%
Industrial	2.20%
Energy	0.41%
100.00%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of the related futures contracts traded in the United States.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	81%
Options	120%
Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which currently includes; options and futures contracts.

Nikkei 225 - Composition

% of Index
Basic Materials	6.10%
Communications	9.64%
Consumer, Cyclical	22.98%
Consumer, Non-cyclical	13.09%
Energy	1.21%
Financial	9.73%
Industrial	28.09%
Technology	8.71%
Utilities	0.45%
100.00%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(46)%
Swap Agreements	(54)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Bear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(45)%
Swap Agreements	(55)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Basic Materials	3.73%
Communications	9.44%
Consumer, Cyclical	13.14%
Consumer, Non-cyclical	19.06%
Diversified	0.17%
Energy	6.26%
Financial	21.12%
Industrial	13.97%
Technology	10.63%
Utilities	2.48%
100.00%

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(65)%
Swap Agreements	(35)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	40.28%
Communications	29.59%
Basic Materials	0.29%
Consumer, Cyclical	9.94%
Consumer, Non-cyclical	17.29%
Industrial	2.20%
Energy	0.41%
100.00%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(144)%
Swap Agreements	(56)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P 500 - Composition

% of Index
Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(78)%
Swap Agreements	(122)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

S&P MidCap 400 - Composition

% of Index
Consumer, Non-cyclical	18.47%
Financial	17.66%
Consumer, Cyclical	15.26%
Industrial	12.80%
Energy	10.70%
Technology	10.36%
Utilities	6.16%
Communications	4.72%
Basic Materials	3.52%
Diversified	0.35%
100.00%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(25)%
Swap Agreements	(174)%
Options	NM
Total Exposure	(199)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Russell 2000 - Composition

% of Index
Basic Materials	3.73%
Communications	9.44%
Consumer, Cyclical	13.14%
Consumer, Non-cyclical	19.06%
Diversified	0.17%
Energy	6.26%
Financial	21.12%
Industrial	13.97%
Technology	10.63%
Utilities	2.48%
100.00%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(96)%
Swap Agreements	(104)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

Dow Jones Industrial Average - Composition

% of Index
Industrial	24.92%
Consumer, Non-cyclical	21.52%
Financial	15.53%
Technology	12.09%
Consumer, Cyclical	10.49%
Communications	5.87%
Basic Materials	5.38%
Energy	4.20%
Diversified	0.00%
Utilities	0.00%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(55)%
Swap Agreements	(145)%
Options	NM
Total Exposure	(200)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which currently includes; swap agreements, options and futures contracts.

NASDAQ-100 - Composition

% of Index
Technology	40.28%
Communications	29.59%
Basic Materials	0.29%
Consumer, Cyclical	9.94%
Consumer, Non-cyclical	17.29%
Industrial	2.20%
Energy	0.41%
100.00%

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	14.8%
Bank of America Corp.	10.9%
J.P. Morgan Chase & Co.	8.2%
Wells Fargo & Co.	6.2%
Wachovia Corp.	4.8%
Top Five Total	44.9%

Dow Jones U.S. Banks - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	8.0%
The Dow Chemical Co.	8.0%
Alcoa, Inc.	4.9%
Newmont Mining Corp.	4.2%
Monsanto Co.	3.9%
Top Five Total	29.0%

Dow Jones U.S. Basic Materials - Composition

% of Index
Chemicals	55.99%
Forestry and Paper	9.34%
Industrial Metals	19.61%
Mining	15.06%
100.00%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	26.8%
Genentech, Inc.	11.8%
Gilead Sciences, Inc.	6.6%
Genzyme Corp.	5.0%
Biogen Idec, Inc.	4.2%
Top Five Total	54.4%

Dow Jones U.S. Biotechnology - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	12.4%
Altria Group, Inc.	9.7%
PepsiCo, Inc.	6.2%
Coca-Cola Co.	5.6%
Anheuser-Busch Cos., Inc.	2.1%
Top Five Total	36.0%

Dow Jones U.S. Consumer Goods - Composition

% of Index
Automobiles & Parts	6.32%
Beverages	20.49%
Food Producers	13.17%
Household Goods	28.00%
Leisure Goods	5.39%
Personal Goods	12.01%
Tobacco	14.62%
100.00%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Service Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	5.3%
Home Depot, Inc.	3.8%
Time Warner, Inc.	3.4%
Comcast Corp.	2.3%
Walt Disney Co.	2.1%
Top Five Total	16.9%

Dow Jones U.S. Consumer Services - Composition

% of Index
Food & Drug Retailers	11.47%
General Retailers	42.27%
Media	29.09%
Travel & Leisure	17.16%
100.00%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	7.0%
Bank of America Corp.	5.2%
American International Group, Inc.	4.3%
J.P. Morgan Chase & Co.	3.9%
Wells Fargo & Co.	2.9%
Top Five Total	23.3%

Dow Jones U.S. Financials - Composition

% of Index
Banks	45.49%
Nonlife Insurance	17.07%
Life Insurance	5.20%
Real Estate	9.73%
General Finance	22.51%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.8%
Pfizer, Inc.	7.6%
Amgen, Inc.	4.3%
UnitedHealth Group, Inc.	3.8%
Merck & Co., Inc.	3.1%
Top Five Total	26.6%

Dow Jones U.S. Health Care - Composition

% of Index
Health Care Equipment & Services	43.11%
Pharmaceuticals & Biotechnology	56.89%
100.00%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	17.0%
Tyco International, Ltd.	2.7%
3M Co.	2.5%
United Technologies Corp.	2.4%
Boeing Co.	2.3%
Top Five Total	26.9%

Dow Jones U.S. Industrials - Composition

% of Index
Construction & Materials	5.48%
Aerospace and Defense	13.34%
General Industrials	36.38%
Electronic & Electrical Equipment	9.16%
Industrial Engineering	9.84%
Industrial Transportation	11.75%
Support Services	14.05%
100.00%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	7.5%
Amazon.com, Inc.	7.4%
eBay, Inc.	7.4%
Yahoo!, Inc.	7.3%
InterActiveCorp	5.4%
Top Five Total	35.0%

Dow Jones Composite Internet - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Corp.	46.9%
Alltel Corp.	14.7%
NII Holdings, Inc.	4.2%
Nextel Partners, Inc.	3.1%
Alamosa Holdings, Inc.	2.0%
Top Five Total	70.9%

Dow Jones U.S. Mobile Telecommunications - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.9%
ChevronTexaco Corp.	7.9%
ConocoPhillips	4.5%
Schlumberger, Ltd.	3.5%
Burlington Resources, Inc.	2.0%
Top Five Total	39.8%

Dow Jones U.S. Oil and Gas - Composition

% of Index
Oil and Gas Producers	74.38%
Oil Equipment, Services & Distribution	25.62%
100.00%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.2%
Pfizer, Inc.	18.6%
Merck & Co., Inc.	7.5%
Wyeth	6.6%
Eli Lilly & Co.	5.9%
Top Five Total	57.8%

Dow Jones U.S. Pharmaceuticals - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	149%
Total Exposure	149%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund invests in non-equity securities, which currently includes; swap agreements.

Dow Jones Precious Metals - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	74%
Total Exposure	148%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.5%
Equity Office Properties Trust	3.3%
Prologis	3.0%
Equity Residential Properties Trust	3.0%
Vornado Realty Trust	2.9%
Top Five Total	16.7%

Dow Jones U.S. Real Estate - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductor Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	76%
Total Exposure	151%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	25.0%
Texas Instruments, Inc.	9.0%
Applied Materials, Inc.	4.8%
Analog Devices, Inc.	2.2%
Broadcom Corp.	2.1%
Top Five Total	43.1%

Dow Jones U.S. Semiconductor - Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.6%
Intel Corp.	5.9%
International Business Machines Corp.	5.1%
Cisco Systems, Inc.	4.3%
Google, Inc.	3.3%
Top Five Total	28.2%

Dow Jones U.S. Technology - Composition

% of Index
Software & Computer Services	40.49%
Technology Hardware & Equipment	59.51%
100.00%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	84%
Total Exposure	167%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T Corp.	21.7%
Verizon Communications, Inc.	18.8%
Sprint Corp.	14.9%
BellSouth Corp.	11.2%
Alltel Corp.	4.7%
Top Five Total	71.3%

Dow Jones U.S. Telecommunications - Composition

% of Index
Fixed Line Telecommunications	71.51%
Mobile Telecommunications	28.49%
100.00%

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total Exposure	150%

“Market Exposure” excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.7%
Dominion Resources, Inc.	4.2%
Southern Co.	4.1%
Duke Energy Corp.	3.9%
TXU Corp.	3.7%
Top Five Total	21.6%

Dow Jones U.S. Utilities - Composition

% of Index
Electricity	76.62%
Gas, Water & Multiutilities	23.38%
100.00%

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones U.S. Oil & Gas - Composition

Investment Type	% of Index
Oil and Gas Producers	74.38%
Oil Equipment, Services & Distribution	25.62%
100.00%

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which currently includes; swap agreements.

Dow Jones U.S. Real Estate - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	44%
U.S. Treasury Obligations	80%
Total Exposure	124%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in U.S. Treasury obligations and other instruments, which currently includes; swap agreements and debt securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(3)%
Swap Agreements	(97)%
Options	NM
Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in financial instruments, which currently includes; swap agreements, options and futures contracts.

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Options	NM
Total Exposure	(124)%

“Market Exposure” excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.5%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in financial instruments, which currently includes; swap agreements and options.

Allocation of Portfolio Holdings & Index Composition (Continued) (Unaudited)

December 31, 2005

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	98%
Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in financial instruments, which currently includes; forward currency contracts.

U.S. Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(98)%
Total Exposure	(98)%

“Market Exposure” excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in financial instruments, which currently includes; forward currency contracts.

U.S. Dollar Index - Composition

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio	100%
Total Exposure	100%

The summary of the Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
Investor Class
Bull ProFund	$1,000.00	$1,046.60	$7.46	1.45%
Mid-Cap ProFund	1,000.00	1,074.30	7.53	1.44%
Small-Cap ProFund	1,000.00	1,051.20	6.42	1.24%
OTC ProFund	1,000.00	1,098.30	7.26	1.37%
Large-Cap Value ProFund	1,000.00	1,046.60	8.71	1.69%
Large-Cap Growth ProFund	1,000.00	1,047.40	7.58	1.47%
Mid-Cap Value ProFund	1,000.00	1,060.90	8.03	1.55%
Mid-Cap Growth ProFund	1,000.00	1,086.10	8.12	1.54%
Small-Cap Value ProFund	1,000.00	1,033.00	8.31	1.62%
Small-Cap Growth ProFund	1,000.00	1,063.00	8.31	1.60%
Europe 30 ProFund	1,000.00	1,091.40	7.74	1.47%
UltraBull ProFund	1,000.00	1,077.80	7.59	1.45%
UltraMid-Cap ProFund	1,000.00	1,130.90	8.09	1.51%
UltraSmall-Cap ProFund	1,000.00	1,070.50	7.26	1.39%
UltraDow 30 ProFund	1,000.00	1,078.20	7.71	1.47%
UltraOTC ProFund	1,000.00	1,177.30	7.50	1.37%
UltraJapan ProFund	1,000.00	1,933.00	11.24	1.52%
Bear ProFund	1,000.00	968.20	7.77	1.57%
Short Small-Cap ProFund	1,000.00	959.20	7.40	1.50%
Short OTC ProFund	1,000.00	928.30	6.99	1.44%
UltraBear ProFund	1,000.00	925.20	6.79	1.40%
UltraShort Mid-Cap ProFund	1,000.00	868.00	8.00	1.70%
UltraShort Small-Cap ProFund	1,000.00	895.60	6.90	1.44%
UltraShort Dow 30 ProFund	1,000.00	926.50	7.29	1.50%
UltraShort OTC ProFund	1,000.00	843.30	6.42	1.38%
Banks UltraSector ProFund	1,000.00	1,054.00	8.69	1.68%
Basic Materials UltraSector ProFund	1,000.00	1,162.20	9.15	1.68%
Biotechnology UltraSector ProFund	1,000.00	1,326.90	9.08	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,015.30	8.06	1.59%
Consumer Services UltraSector ProFund	1,000.00	987.60	8.07	1.61%
Financials UltraSector ProFund	1,000.00	1,100.80	8.89	1.68%
Health Care UltraSector ProFund	1,000.00	1,031.10	8.97	1.75%
Industrials UltraSector ProFund	1,000.00	1,115.90	8.96	1.68%
Internet UltraSector ProFund	1,000.00	1,304.30	8.92	1.54%
Mobile Telecommunications UltraSector ProFund	1,000.00	972.30	7.62	1.53%
Oil & Gas UltraSector ProFund	1,000.00	1,136.00	7.78	1.44%
Pharmaceuticals UltraSector ProFund	1,000.00	928.50	8.16	1.68%
Precious Metals UltraSector ProFund	1,000.00	1,550.90	9.16	1.43%
Real Estate UltraSector ProFund	1,000.00	1,022.90	9.00	1.76%
Semiconductor UltraSector ProFund	1,000.00	1,094.70	8.26	1.57%
Technology UltraSector ProFund	1,000.00	1,110.50	8.93	1.68%
Telecommunications UltraSector ProFund	1,000.00	968.80	8.34	1.68%
Utilities UltraSector ProFund	1,000.00	983.20	7.04	1.41%
Short Oil & Gas ProFund**	1,000.00	1,027.10	5.87	1.92%
Short Real Estate ProFund**	1,000.00	1,005.54	4.94	1.63%
U.S. Government Plus ProFund	1,000.00	956.50	5.93	1.20%
Rising Rates Opportunity 10 ProFund	1,000.00	1,038.30	8.64	1.68%
Rising Rates Opportunity ProFund	1,000.00	1,057.00	7.45	1.44%
Rising U.S. Dollar ProFund	1,000.00	1,036.90	7.21	1.40%
Falling U.S. Dollar ProFund	1,000.00	978.60	9.30	1.86%
Money Market ProFund***	1,000.00	1,014.70	4.40	0.87%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from September 12, 2005 (date of commencement of operations) to December 31, 2005.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

Expense Examples (continued) (unaudited)

The Actual Return table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
Service Class
Bull ProFund	$1,000.00	$1,041.20	$12.58	2.45%
Mid-Cap ProFund	1,000.00	1,068.40	12.72	2.44%
Small-Cap ProFund	1,000.00	1,046.10	11.56	2.24%
OTC ProFund	1,000.00	1,092.40	12.51	2.37%
Large-Cap Value ProFund	1,000.00	1,041.20	13.83	2.69%
Large-Cap Growth ProFund	1,000.00	1,041.50	12.70	2.47%
Mid-Cap Value ProFund	1,000.00	1,055.90	13.20	2.55%
Mid-Cap Growth ProFund	1,000.00	1,080.70	13.34	2.54%
Small-Cap Value ProFund	1,000.00	1,028.05	13.40	2.62%
Small-Cap Growth ProFund	1,000.00	1,057.50	13.47	2.60%
Europe 30 ProFund	1,000.00	1,086.60	12.98	2.47%
UltraBull ProFund	1,000.00	1,072.40	12.79	2.45%
UltraMid-Cap ProFund	1,000.00	1,124.90	13.42	2.51%
UltraSmall-Cap ProFund	1,000.00	1,065.10	12.45	2.39%
UltraDow 30 ProFund	1,000.00	1,073.30	12.92	2.47%
UltraOTC ProFund	1,000.00	1,171.50	12.95	2.37%
UltraJapan ProFund	1,000.00	1,923.10	18.54	2.52%
Bear ProFund	1,000.00	963.60	12.71	2.57%
Short Small-Cap ProFund	1,000.00	955.00	12.31	2.50%
Short OTC ProFund	1,000.00	923.20	11.82	2.44%
UltraBear ProFund	1,000.00	920.40	11.61	2.40%
UltraShort Mid-Cap ProFund	1,000.00	863.50	12.68	2.70%
UltraShort Small-Cap ProFund	1,000.00	891.00	11.63	2.44%
UltraShort Dow 30 ProFund	1,000.00	922.10	12.12	2.50%
UltraShort OTC ProFund	1,000.00	839.20	11.05	2.38%
Banks UltraSector ProFund	1,000.00	1,048.40	13.82	2.68%
Basic Materials UltraSector ProFund	1,000.00	1,157.50	14.57	2.68%
Biotechnology UltraSector ProFund	1,000.00	1,320.10	14.90	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,009.60	13.10	2.59%
Consumer Services UltraSector ProFund	1,000.00	982.90	13.05	2.61%
Financials UltraSector ProFund	1,000.00	1,095.80	14.15	2.68%
Health Care UltraSector ProFund	1,000.00	1,026.20	14.06	2.75%
Industrials UltraSector ProFund	1,000.00	1,109.60	14.24	2.68%
Internet UltraSector ProFund	1,000.00	1,297.90	14.71	2.54%
Mobile Telecommunications UltraSector ProFund	1,000.00	967.10	12.56	2.53%
Oil & Gas UltraSector ProFund	1,000.00	1,130.10	13.12	2.44%
Pharmaceuticals UltraSector ProFund	1,000.00	923.10	12.98	2.68%
Precious Metals UltraSector ProFund	1,000.00	1,543.50	15.58	2.43%
Real Estate UltraSector ProFund	1,000.00	1,017.40	14.06	2.76%
Semiconductor UltraSector ProFund	1,000.00	1,089.10	13.51	2.57%
Technology UltraSector ProFund	1,000.00	1,104.20	14.21	2.68%
Telecommunications UltraSector ProFund	1,000.00	962.10	13.26	2.68%
Utilities UltraSector ProFund	1,000.00	977.90	12.01	2.41%
Short Oil & Gas ProFund**	1,000.00	1,023.92	8.92	2.92%
Short Real Estate ProFund**	1,000.00	1,002.60	7.95	2.63%
U.S. Government Plus ProFund	1,000.00	951.80	10.84	2.20%
Rising Rates Opportunity 10 ProFund	1,000.00	1,033.00	13.74	2.68%
Rising Rates Opportunity ProFund	1,000.00	1,051.80	12.60	2.44%
Rising U.S. Dollar ProFund	1,000.00	1,032.20	12.32	2.40%
Falling U.S. Dollar ProFund	1,000.00	974.00	14.25	2.86%
Money Market ProFund***	1,000.00	1,009.60	9.45	1.87%

*	Expenses are equal to the average account value over the period multiplied by the fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from September 12, 2005 (date of commencement of operations) to December 31, 2005.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
Investor Class
Bull ProFund	$1,000.00	$1,017.92	$7.35	1.45%
Mid-Cap ProFund	1,000.00	1,017.95	7.32	1.44%
Small-Cap ProFund	1,000.00	1,018.95	6.32	1.24%
OTC ProFund	1,000.00	1,018.28	6.99	1.37%
Large-Cap Value ProFund	1,000.00	1,016.69	8.58	1.69%
Large-Cap Growth ProFund	1,000.00	1,017.80	7.47	1.47%
Mid-Cap Value ProFund	1,000.00	1,017.41	7.86	1.55%
Mid-Cap Growth ProFund	1,000.00	1,017.42	7.85	1.54%
Small-Cap Value ProFund	1,000.00	1,017.03	8.24	1.62%
Small-Cap Growth ProFund	1,000.00	1,017.15	8.12	1.60%
Europe 30 ProFund	1,000.00	1,017.80	7.47	1.47%
UltraBull ProFund	1,000.00	1,017.90	7.37	1.45%
UltraMid-Cap ProFund	1,000.00	1,017.62	7.66	1.51%
UltraSmall-Cap ProFund	1,000.00	1,018.19	7.08	1.39%
UltraDow 30 ProFund	1,000.00	1,017.78	7.49	1.47%
UltraOTC ProFund	1,000.00	1,018.32	6.95	1.37%
UltraJapan ProFund	1,000.00	1,017.54	7.73	1.52%
Bear ProFund	1,000.00	1,017.31	7.97	1.57%
Short Small-Cap ProFund	1,000.00	1,017.65	7.62	1.50%
Short OTC ProFund	1,000.00	1,017.96	7.31	1.44%
UltraBear ProFund	1,000.00	1,018.16	7.11	1.40%
UltraShort Mid-Cap ProFund	1,000.00	1,016.64	8.63	1.70%
UltraShort Small-Cap ProFund	1,000.00	1,017.93	7.34	1.44%
UltraShort Dow 30 ProFund	1,000.00	1,017.64	7.63	1.50%
UltraShort OTC ProFund	1,000.00	1,018.24	7.03	1.38%
Banks UltraSector ProFund	1,000.00	1,016.74	8.53	1.68%
Basic Materials UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Biotechnology UltraSector ProFund	1,000.00	1,017.40	7.87	1.55%
Consumer Goods UltraSector ProFund	1,000.00	1,017.21	8.06	1.59%
Consumer Services UltraSector ProFund	1,000.00	1,017.09	8.19	1.61%
Financials UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Health Care UltraSector ProFund	1,000.00	1,016.37	8.90	1.75%
Industrials UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Internet UltraSector ProFund	1,000.00	1,017.46	7.81	1.54%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,017.48	7.80	1.53%
Oil & Gas UltraSector ProFund	1,000.00	1,017.92	7.35	1.44%
Pharmaceuticals UltraSector ProFund	1,000.00	1,016.74	8.53	1.68%
Precious Metals UltraSector ProFund	1,000.00	1,018.02	7.25	1.43%
Real Estate UltraSector ProFund	1,000.00	1,016.31	8.97	1.76%
Semiconductor UltraSector ProFund	1,000.00	1,017.32	7.96	1.57%
Technology UltraSector ProFund	1,000.00	1,016.74	8.54	1.68%
Telecommunications UltraSector ProFund	1,000.00	1,016.73	8.54	1.68%
Utilities UltraSector ProFund	1,000.00	1,018.10	7.17	1.41%
Short Oil & Gas ProFund**	1,000.00	1,015.52	9.76	1.92%
Short Real Estate ProFund**	1,000.00	1,016.97	8.30	1.63%
U.S. Government Plus ProFund	1,000.00	1,019.14	6.12	1.20%
Rising Rates Opportunity 10 ProFund	1,000.00	1,016.73	8.54	1.68%
Rising Rates Opportunity ProFund	1,000.00	1,017.96	7.31	1.44%
Rising U.S. Dollar ProFund	1,000.00	1,018.13	7.14	1.40%
Falling U.S. Dollar ProFund	1,000.00	1,015.81	9.47	1.86%
Money Market ProFund***	1,000.00	1,020.84	4.41	0.87%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from September 12, 2005 (date of commencement of operations) to December 31, 2005 and has been annualized to reflect values for the period from July 1, 2005 to December 31, 2005.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

Expense Examples (continued) (unaudited)

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05
Service Class
Bull ProFund	$1,000.00	$1,012.88	$12.41	2.45%
Mid-Cap ProFund	1,000.00	1,012.91	12.38	2.44%
Small-Cap ProFund	1,000.00	1,013.91	11.38	2.24%
OTC ProFund	1,000.00	1,013.24	12.04	2.37%
Large-Cap Value ProFund	1,000.00	1,011.65	13.63	2.69%
Large-Cap Growth ProFund	1,000.00	1,012.77	12.52	2.47%
Mid-Cap Value ProFund	1,000.00	1,012.36	12.92	2.55%
Mid-Cap Growth ProFund	1,000.00	1,012.38	12.90	2.54%
Small-Cap Value ProFund	1,000.00	1,011.99	13.29	2.62%
Small-Cap Growth ProFund	1,000.00	1,012.11	13.18	2.60%
Europe 30 ProFund	1,000.00	1,012.76	12.52	2.47%
UltraBull ProFund	1,000.00	1,012.86	12.42	2.45%
UltraMid-Cap ProFund	1,000.00	1,012.58	12.71	2.51%
UltraSmall-Cap ProFund	1,000.00	1,013.15	12.14	2.39%
UltraDow 30 ProFund	1,000.00	1,012.74	12.54	2.47%
UltraOTC ProFund	1,000.00	1,013.28	12.00	2.37%
UltraJapan ProFund	1,000.00	1,012.52	12.76	2.52%
Bear ProFund	1,000.00	1,012.26	13.02	2.57%
Short Small-Cap ProFund	1,000.00	1,012.61	12.67	2.50%
Short OTC ProFund	1,000.00	1,012.92	12.37	2.44%
UltraBear ProFund	1,000.00	1,013.11	12.17	2.40%
UltraShort Mid-Cap ProFund	1,000.00	1,011.60	13.69	2.70%
UltraShort Small-Cap ProFund	1,000.00	1,012.91	12.38	2.44%
UltraShort Dow 30 ProFund	1,000.00	1,012.59	12.69	2.50%
UltraShort OTC ProFund	1,000.00	1,013.19	12.10	2.38%
Banks UltraSector ProFund	1,000.00	1,011.71	13.58	2.68%
Basic Materials UltraSector ProFund	1,000.00	1,011.70	13.58	2.68%
Biotechnology UltraSector ProFund	1,000.00	1,012.36	12.92	2.55%
Consumer Goods UltraSector ProFund	1,000.00	1,012.17	13.11	2.59%
Consumer Services UltraSector ProFund	1,000.00	1,012.04	13.24	2.61%
Financials UltraSector ProFund	1,000.00	1,011.70	13.58	2.68%
Health Care UltraSector ProFund	1,000.00	1,011.33	13.95	2.75%
Industrials UltraSector ProFund	1,000.00	1,011.70	13.58	2.68%
Internet UltraSector ProFund	1,000.00	1,012.40	12.88	2.54%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,012.43	12.85	2.53%
Oil & Gas UltraSector ProFund	1,000.00	1,012.88	12.40	2.44%
Pharmaceuticals UltraSector ProFund	1,000.00	1,011.70	13.58	2.68%
Precious Metals UltraSector ProFund	1,000.00	1,012.96	12.33	2.43%
Real Estate UltraSector ProFund	1,000.00	1,011.27	14.01	2.76%
Semiconductor UltraSector ProFund	1,000.00	1,012.27	13.01	2.57%
Technology UltraSector ProFund	1,000.00	1,011.70	13.58	2.68%
Telecommunications UltraSector ProFund	1,000.00	1,011.69	13.60	2.68%
Utilities UltraSector ProFund	1,000.00	1,013.06	12.22	2.41%
Short Oil & Gas ProFund**	1,000.00	1,010.47	14.81	2.92%
Short Real Estate ProFund**	1,000.00	1,011.92	13.36	2.63%
U.S. Government Plus ProFund	1,000.00	1,014.10	11.18	2.20%
Rising Rates Opportunity 10 ProFund	1,000.00	1,011.69	13.59	2.68%
Rising Rates Opportunity ProFund	1,000.00	1,012.92	12.36	2.44%
Rising U.S. Dollar ProFund	1,000.00	1,013.08	12.20	2.40%
Falling U.S. Dollar ProFund	1,000.00	1,010.77	14.52	2.86%
Money Market ProFund***	1,000.00	1,015.80	9.48	1.87%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Information shown reflects values using the expense ratios and rates of return for the period from September 12, 2005 (date of commencement of operations) to December 31, 2005 and has been annualized to reflect values for the period from July 1, 2005 to December 31, 2005.
***	The expenses paid and the expense ratios include the expense allocation of the Scudder Cash Management Portfolio Master Fund.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Common Stocks (95.1%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.5%	6,950	$538,624
Abbott Laboratories (Pharmaceuticals)	0.5%	14,300	563,849
Altria Group, Inc. (Agriculture)	1.3%	18,350	1,371,112
American Express Co. (Diversified Financial Services)	0.5%	11,400	586,643
American International Group, Inc. (Insurance)	1.5%	24,050	1,640,931
Amgen, Inc.* (Biotechnology)	0.8%	10,800	851,688
Apple Computer, Inc.* (Computers)	0.5%	7,700	553,553
AT&T Corp. (Telecommunications)	0.8%	35,850	877,966
Bank of America Corp. (Banks)	1.6%	36,900	1,702,934
Boeing Co. (Aerospace/Defense)	0.5%	7,450	523,287
ChevronTexaco Corp. (Oil & Gas)	1.1%	20,650	1,172,300
Cisco Systems, Inc.* (Telecommunications)	0.9%	56,050	959,575
Citigroup, Inc. (Diversified Financial Services)	2.1%	46,850	2,273,630
Coca-Cola Co. (Beverages)	0.7%	18,950	763,875
Comcast Corp.—Special Class A* (Media)	0.5%	19,700	511,412
ConocoPhillips (Oil & Gas)	0.7%	12,600	733,067
Dell, Inc.* (Computers)	0.6%	21,550	646,285
Eli Lilly & Co. (Pharmaceuticals)	0.5%	10,350	585,706
Exxon Mobil Corp. (Oil & Gas)	3.0%	57,350	3,221,349
General Electric Co. (Miscellaneous Manufacturing)	3.1%	96,200	3,371,809
Hewlett-Packard Co. (Computers)	0.7%	26,600	761,557
Home Depot, Inc. (Retail)	0.7%	19,400	785,311
Intel Corp. (Semiconductors)	1.3%	55,350	1,381,535
International Business Machines Corp. (Computers)	1.1%	14,400	1,183,679
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	32,050	1,272,064
Johnson & Johnson (Healthcare—Products)	1.5%	27,250	1,637,724
Medtronic, Inc. (Healthcare—Products)	0.6%	11,050	636,148
Merck & Co., Inc. (Pharmaceuticals)	0.6%	19,650	625,066
Microsoft Corp. (Software)	2.1%	84,400	2,207,059
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.5%	9,950	564,562
Motorola, Inc. (Telecommunications)	0.5%	22,700	512,793
PepsiCo, Inc. (Beverages)	0.8%	15,100	892,107
Pfizer, Inc. (Pharmaceuticals)	1.5%	67,750	1,579,929
Procter & Gamble Co. (Cosmetics/Personal Care)	1.7%	31,050	1,797,173

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.6%	15,250	$656,970
Schlumberger, Ltd. (Oil & Gas Services)	0.5%	5,500	534,325
Sprint Corp. (Telecommunications)	0.6%	27,200	635,392
Texas Instruments, Inc. (Semiconductors)	0.4%	15,000	481,049
Time Warner, Inc. (Media)	0.7%	42,850	747,303
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.5%	18,550	535,352
U.S. Bancorp (Banks)	0.5%	16,600	496,174
United Parcel Service, Inc.—Class B (Transportation)	0.7%	10,100	759,014
United Technologies Corp. (Aerospace/Defense)	0.5%	9,250	517,168
UnitedHealth Group, Inc. (Healthcare—Services)	0.7%	11,550	717,717
Verizon Communications, Inc. (Telecommunications)	0.7%	25,300	762,035
Wachovia Corp. (Banks)	0.7%	14,200	750,612
Wal-Mart Stores, Inc. (Retail)	1.0%	23,000	1,076,399
Wells Fargo & Co. (Banks)	0.9%	15,400	967,581
Wyeth (Pharmaceuticals)	0.5%	12,350	568,964
Other Common Stocks	49.1%	1,499,562	52,598,892

TOTAL COMMON STOCKS
(Cost $89,844,863)			102,091,249

Repurchase Agreements (4.7%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $5,087,119 (Collateralized by $5,153,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $5,186,906)	$5,085,000	5,085,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,085,000)		5,085,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	3,204

TOTAL RIGHTS/WARRANTS (Cost $0)		3,204

TOTAL INVESTMENT SECURITIES (Cost $94,929,863)—99.8%		107,179,453
Net other assets (liabilities)—0.2%		242,786

NET ASSETS—100.0%		$107,422,239

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $5,328,650)	17	$(55,787)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	6.1%
Beverages	2.0%
Biotechnology	1.2%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.9%
Computers	3.8%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.0%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%

Healthcare—Products	3.4%
Healthcare—Services	1.9%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.9%
Internet	1.2%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.3%
Media	3.0%
Mining	0.6%
Miscellaneous Manufacturing	5.4%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.7%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	3.1%
Software	3.9%
Telecommunications	5.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	4.9%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (83.4%)
	Shares	Value
3Com Corp.* (Telecommunications)	35,374	$127,346
99 Cents Only Stores* (Retail)	3,845	40,219
Abercrombie & Fitch Co.—Class A (Retail)	7,690	501,235
Activision, Inc.* (Software)	26,915	369,812
Acxiom Corp. (Software)	6,921	159,183
Adesa, Inc. (Commercial Services)	8,459	206,569
ADTRAN, Inc. (Telecommunications)	6,152	182,960
Advance Auto Parts, Inc.* (Retail)	9,997	434,470
Advanced Medical Optics, Inc.* (Healthcare—Products)	6,152	257,154
Advent Software, Inc.* (Software)	1,538	44,464
Aeropostale, Inc.* (Retail)	5,383	141,573
Affymetrix, Inc.* (Biotechnology)	5,383	257,038
AGCO Corp.* (Machinery—Diversified)	8,459	140,166
AGL Resources, Inc. (Gas)	6,921	240,920
Airgas, Inc. (Chemicals)	6,152	202,401
AirTran Holdings, Inc.* (Airlines)	7,690	123,271
Alaska Air Group, Inc.* (Airlines)	2,307	82,406
Albemarle Corp. (Chemicals)	3,076	117,965
Alexander & Baldwin, Inc. (Transportation)	3,845	208,553
Alliance Data Systems Corp.* (Commercial Services)	6,152	219,011
Alliant Energy Corp. (Electric)	10,766	301,879
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,076	234,299
AMB Property Corp. (REIT)	7,690	378,117
American Eagle Outfitters, Inc. (Retail)	12,304	282,746
American Financial Group, Inc. (Insurance)	3,845	147,302
American Greetings Corp.—Class A (Household Products/Wares)	6,152	135,159
AmeriCredit Corp.* (Diversified Financial Services)	12,304	315,352
Amerus Group Co. (Insurance)	3,845	217,896
Ametek, Inc. (Electrical Components & Equipment)	6,152	261,706
Amphenol Corp.—Class A (Electronics)	7,690	340,359
AnnTaylor Stores Corp.* (Retail)	6,152	212,367
Anteon International Corp.* (Computers)	3,076	167,181
Applebee’s International, Inc. (Retail)	6,921	156,345
Apria Healthcare Group, Inc.* (Healthcare—Services)	4,614	111,244
Aqua America, Inc. (Water)	11,535	314,906
Aquila, Inc.* (Electric)	33,836	121,810
Arch Coal, Inc. (Coal)	6,152	489,084
Arrow Electronics, Inc.* (Electronics)	10,766	344,836
Arthur J. Gallagher & Co. (Insurance)	8,459	261,214
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,152	88,527
Associated Banc-Corp (Banks)	12,304	400,495
Astoria Financial Corp. (Savings & Loans)	7,690	226,086
Atmel Corp.* (Semiconductors)	37,681	116,434
Avnet, Inc.* (Electronics)	13,073	312,968
Avocent Corp.* (Internet)	4,614	125,455
Bandag, Inc. (Auto Parts & Equipment)	769	32,813
Bank of Hawaii Corp. (Banks)	4,614	237,806
Banta Corp. (Commercial Services)	2,307	114,889
Barnes & Noble, Inc. (Retail)	4,614	196,879
Barr Laboratories, Inc.* (Pharmaceuticals)	9,997	622,713
Beazer Homes USA, Inc. (Home Builders)	3,845	280,070
Beckman Coulter, Inc. (Healthcare—Products)	5,383	306,293
Belo Corp.—Class A (Media)	8,459	181,107
BJ’s Wholesale Club, Inc.* (Retail)	5,383	159,121
Black Hills Corp. (Electric)	3,076	106,460
Blyth, Inc. (Household Products/Wares)	2,307	48,332
Bob Evans Farms, Inc. (Retail)	3,076	70,933

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	6,152	$133,314
BorgWarner, Inc. (Auto Parts & Equipment)	5,383	326,372
Bowater, Inc. (Forest Products & Paper)	4,614	141,742
Boyd Gaming Corp. (Lodging)	3,845	183,253
Brinker International, Inc. (Retail)	7,690	297,295
Brown & Brown, Inc. (Insurance)	9,997	305,308
C.H. Robinson Worldwide, Inc. (Transportation)	15,380	569,521
Cabot Corp. (Chemicals)	5,383	192,711
Cabot Microelectronics Corp.* (Chemicals)	2,307	67,664
Cadence Design Systems, Inc.* (Computers)	26,146	442,390
Callaway Golf Co. (Leisure Time)	6,152	85,144
Career Education Corp.* (Commercial Services)	8,459	285,237
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,076	212,705
Carmax, Inc.* (Retail)	9,228	255,431
Catalina Marketing Corp. (Advertising)	3,845	97,471
Cathay Bancorp, Inc. (Banks)	4,614	165,827
CBRL Group, Inc. (Retail)	3,845	135,152
CDW Corp. (Distribution/Wholesale)	5,383	309,899
Cephalon, Inc.* (Pharmaceuticals)	5,383	348,495
Ceridian Corp.* (Computers)	12,304	305,754
Certegy, Inc. (Software)	5,383	218,334
Charles River Laboratories International, Inc.* (Biotechnology)	6,152	260,660
CheckFree Corp.* (Internet)	7,690	352,971
Cheesecake Factory, Inc.* (Retail)	6,921	258,776
Chemtura Corp. (Chemicals)	22,301	283,223
Chico’s FAS, Inc.* (Retail)	16,918	743,209
Choicepoint, Inc.* (Commercial Services)	8,459	376,510
Church & Dwight, Inc. (Household Products/Wares)	6,152	203,200
Cincinnati Bell, Inc.* (Telecommunications)	23,070	80,976
City National Corp. (Banks)	3,845	278,532
Claire’s Stores, Inc. (Retail)	9,228	269,642
CNF, Inc. (Transportation)	4,614	257,876
Cognizant Technology Solutions Corp.* (Computers)	12,304	619,506
Commerce Bancorp, Inc. (Banks)	15,380	529,225
Commscope, Inc.* (Telecommunications)	4,614	92,880
Community Health Systems, Inc.* (Healthcare—Services)	7,690	294,835
Cooper Cameron Corp.* (Oil & Gas Services)	9,997	413,876
Copart, Inc.* (Retail)	6,152	141,865
Corinthian Colleges, Inc.* (Commercial Services)	8,459	99,647
Covance, Inc.* (Healthcare—Services)	5,383	261,345
Crane Co. (Miscellaneous Manufacturing)	4,614	162,736
Credence Systems Corp.* (Semiconductors)	9,228	64,227
Cree Research, Inc.* (Semiconductors)	6,921	174,686
CSG Systems International, Inc.* (Software)	4,614	102,984
Cullen/Frost Bankers, Inc. (Banks)	3,845	206,400
Cypress Semiconductor Corp.* (Semiconductors)	12,304	175,332
Cytec Industries, Inc. (Chemicals)	3,845	183,137
CYTYC Corp.* (Healthcare—Products)	9,997	282,215
Dean Foods Co.* (Food)	12,304	463,369
Deluxe Corp. (Commercial Services)	4,614	139,066
Denbury Resources, Inc.* (Oil & Gas)	10,766	245,249
DENTSPLY International, Inc. (Healthcare—Products)	6,921	371,587
Developers Diversified Realty Corp. (REIT)	9,997	470,059
DeVry, Inc.* (Commercial Services)	5,383	107,660
Diebold, Inc. (Computers)	6,152	233,776
Dollar Tree Stores, Inc.* (Retail)	9,997	239,328

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,152	$195,634
DPL, Inc. (Electric)	11,535	300,025
DST Systems, Inc.* (Computers)	5,383	322,496
Dun & Bradstreet Corp.* (Software)	6,152	411,939
Duquesne Light Holdings, Inc. (Electric)	6,921	112,951
Dycom Industries, Inc.* (Engineering & Construction)	3,845	84,590
Eaton Vance Corp. (Diversified Financial Services)	11,535	315,598
Education Management Corp.* (Commercial Services)	6,152	206,154
Edwards (A.G.), Inc. (Diversified Financial Services)	6,921	324,318
Edwards Lifesciences Corp.* (Healthcare—Products)	5,383	223,987
Emmis Communications Corp.* (Media)	3,076	61,243
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,152	306,308
Energy East Corp. (Electric)	13,073	298,064
Ensco International, Inc. (Oil & Gas)	14,611	647,998
Entercom Communications Corp.* (Media)	3,076	91,265
Equitable Resources, Inc. (Pipelines)	10,766	395,005
Everest Re Group, Ltd. (Insurance)	5,383	540,184
Expeditors International of Washington, Inc. (Transportation)	9,228	622,983
F5 Networks, Inc.* (Internet)	3,845	219,896
Fair Isaac Corp. (Software)	6,152	271,734
Fairchild Semiconductor International, Inc.* (Semiconductors)	10,766	182,053
Fastenal Co. (Distribution/Wholesale)	10,766	421,920
Federal Signal Corp. (Miscellaneous Manufacturing)	4,614	69,256
Ferro Corp. (Chemicals)	3,845	72,132
Fidelity National Financial, Inc. (Insurance)	15,380	565,829
First American Financial Corp. (Insurance)	8,459	383,193
FirstMerit Corp. (Banks)	7,690	199,248
Flowserve Corp.* (Machinery—Diversified)	4,614	182,530
FMC Corp.* (Chemicals)	3,076	163,551
FMC Technologies, Inc.* (Oil & Gas Services)	6,152	264,044
Foot Locker, Inc. (Retail)	14,611	344,673
Forest Oil Corp.* (Oil & Gas)	5,383	245,303
Furniture Brands International, Inc. (Home Furnishings)	4,614	103,031
GameStop Corp.* (Retail)	5,383	171,287
Gartner Group, Inc.* (Commercial Services)	5,383	69,441
GATX Corp. (Trucking & Leasing)	4,614	166,473
Gen-Probe, Inc.* (Healthcare—Products)	4,614	225,117
Gentex Corp. (Electronics)	13,842	269,919
Glatfelter (Forest Products & Paper)	3,845	54,561
Graco, Inc. (Machinery—Diversified)	6,152	224,425
Granite Construction, Inc. (Engineering & Construction)	3,076	110,459
Grant Prideco, Inc.* (Oil & Gas Services)	11,535	508,924
Great Plains Energy, Inc. (Electric)	6,921	193,511
Greater Bay Bancorp (Banks)	4,614	118,211
GTECH Holdings Corp. (Entertainment)	11,535	366,122
Hanover Compressor Co.* (Oil & Gas Services)	8,459	119,356
Hanover Insurance Group, Inc. (Insurance)	4,614	192,727
Harman International Industries, Inc. (Home Furnishings)	6,152	601,973
Harris Corp. (Telecommunications)	12,304	529,196

Common Stocks, continued
	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	3,845	$259,576
Harte-Hanks, Inc. (Advertising)	5,383	142,057
Hawaiian Electric Industries, Inc. (Electric)	7,690	199,171
HCC Insurance Holdings, Inc. (Insurance)	9,997	296,711
Health Net, Inc.* (Healthcare—Services)	9,997	515,344
Helmerich & Payne, Inc. (Oil & Gas)	4,614	285,653
Henry Schein, Inc.* (Healthcare—Products)	7,690	335,592
Herman Miller, Inc. (Office Furnishings)	6,152	173,425
Highwoods Properties, Inc. (REIT)	4,614	131,268
Hillenbrand Industries, Inc. (Healthcare—Products)	5,383	265,974
HNI Corp. (Office Furnishings)	4,614	253,447
Horace Mann Educators Corp. (Insurance)	3,845	72,901
Hormel Foods Corp. (Food)	6,921	226,178
Hospitality Properties Trust (REIT)	6,152	246,695
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	3,076	152,693
Hubbell, Inc.—Class B (Electrical Components & Equipment)	5,383	242,881
IDACORP, Inc. (Electric)	3,845	112,659
Imation Corp. (Computers)	3,076	141,711
INAMED Corp.* (Healthcare—Products)	3,076	269,704
Independence Community Bank Corp. (Savings & Loans)	6,921	274,971
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,152	240,051
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	9,997	199,240
Integrated Device Technology, Inc.* (Semiconductors)	18,456	243,250
International Rectifier Corp.* (Semiconductors)	6,921	220,780
International Speedway Corp. (Entertainment)	3,076	147,340
Intersil Corp.—Class A (Semiconductors)	14,611	363,522
Intuitive Surgical, Inc.* (Healthcare—Products)	3,076	360,723
Investors Financial Services Corp. (Banks)	6,152	226,578
Invitrogen Corp.* (Biotechnology)	4,614	307,477
ITT Educational Services, Inc.* (Commercial Services)	3,076	181,822
IVAX Corp.* (Pharmaceuticals)	19,225	602,319
J.B. Hunt Transport Services, Inc. (Transportation)	10,766	243,742
Jack Henry & Associates, Inc. (Computers)	6,921	132,053
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,383	365,344
Jefferies Group, Inc. (Diversified Financial Services)	4,614	207,538
JetBlue Airways Corp.* (Airlines)	12,304	189,235
JM Smucker Co. (Food)	5,383	236,852
Joy Global, Inc. (Machinery—Construction & Mining)	10,766	430,640
Kelly Services, Inc.—Class A (Commercial Services)	1,538	40,326
KEMET Corp.* (Electronics)	7,690	54,368
Kennametal, Inc. (Hand/Machine Tools)	3,845	196,249
Korn/Ferry International* (Commercial Services)	3,845	71,863
LaBranche & Co., Inc.* (Diversified Financial Services)	5,383	54,422
Lam Research Corp.* (Semiconductors)	12,304	439,007
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,307	85,474
Lattice Semiconductor Corp.* (Semiconductors)	10,766	46,509

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Laureate Education, Inc.* (Commercial Services)	4,614	$242,281
Lear Corp. (Auto Parts & Equipment)	6,152	175,086
Lee Enterprises, Inc. (Media)	3,845	141,919
Legg Mason, Inc. (Diversified Financial Services)	10,766	1,288,582
Leucadia National Corp. (Holding Companies—Diversified)	7,690	364,967
Liberty Property Trust (REIT)	7,690	329,517
LifePoint Hospitals, Inc.* (Healthcare—Services)	5,383	201,863
Lincare Holdings, Inc.* (Healthcare—Services)	9,228	386,745
Longview Fibre Co. (Forest Products & Paper)	4,614	96,017
Lubrizol Corp. (Chemicals)	6,152	267,181
Lyondell Chemical Co. (Chemicals)	19,225	457,940
Mack-Cali Realty Corp. (REIT)	5,383	232,546
Macrovision Corp.* (Entertainment)	4,614	77,192
Manpower, Inc. (Commercial Services)	7,690	357,585
Martek Biosciences Corp.* (Biotechnology)	3,076	75,700
Martin Marietta Materials (Building Materials)	3,845	294,988
McAfee, Inc.* (Internet)	15,380	417,259
McDATA Corp.—Class A* (Computers)	13,842	52,600
MDU Resources Group, Inc. (Electric)	10,766	352,479
Media General, Inc.—Class A (Media)	2,307	116,965
MEMC Electronic Materials, Inc.* (Semiconductors)	15,380	340,975
Mentor Graphics Corp.* (Computers)	6,921	71,563
Mercantile Bankshares Corp. (Banks)	7,690	434,023
Mercury General Corp. (Insurance)	3,076	179,085
Michaels Stores, Inc. (Retail)	12,304	435,192
Micrel, Inc.* (Semiconductors)	6,152	71,363
Microchip Technology, Inc. (Semiconductors)	19,225	618,083
Millennium Pharmaceuticals, Inc.* (Biotechnology)	27,684	268,535
Mine Safety Appliances Co. (Environmental Control)	2,307	83,536
Minerals Technologies, Inc. (Chemicals)	1,538	85,959
Modine Manufacturing Co. (Auto Parts & Equipment)	3,076	100,247
Mohawk Industries, Inc.* (Textiles)	4,614	401,326
Moneygram International, Inc. (Software)	7,690	200,555
MPS Group, Inc.* (Commercial Services)	9,228	126,147
MSC Industrial Direct Co.—Class A (Retail)	4,614	185,575
National Fuel Gas Co. (Pipelines)	7,690	239,851
National Instruments Corp. (Computers)	4,614	147,879
Navigant Consulting Co.* (Commercial Services)	4,614	101,416
New Plan Excel Realty Trust, Inc. (REIT)	9,228	213,905
New York Community Bancorp (Savings & Loans)	21,532	355,709
Newfield Exploration Co.* (Oil & Gas)	11,535	577,557
Newport Corp.* (Telecommunications)	3,845	52,061
Noble Energy, Inc. (Oil & Gas)	16,149	650,806
Nordson Corp. (Machinery—Diversified)	3,076	124,609
Northeast Utilities System (Electric)	13,073	257,407
NSTAR (Electric)	9,997	286,914
O’Reilly Automotive, Inc.* (Retail)	9,997	320,004
OGE Energy Corp. (Electric)	8,459	226,617
Ohio Casualty Corp. (Insurance)	6,152	174,225
Old Republic International Corp. (Insurance)	16,918	444,267
Olin Corp. (Chemicals)	6,921	136,205
Omnicare, Inc. (Pharmaceuticals)	10,766	616,031
ONEOK, Inc. (Gas)	8,459	225,263
Outback Steakhouse, Inc. (Retail)	6,152	255,985
Pacific Sunwear of California, Inc.* (Retail)	6,921	172,471

Common Stocks, continued
	Shares	Value
Packaging Corp. of America (Packaging & Containers)	6,152	$141,188
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,076	96,402
Patterson-UTI Energy, Inc. (Oil & Gas)	15,380	506,771
Payless ShoeSource, Inc.* (Retail)	6,152	154,415
Peabody Energy Corp. (Coal)	12,304	1,014,096
Pentair, Inc. (Miscellaneous Manufacturing)	9,228	318,551
Pepco Holdings, Inc. (Electric)	16,918	378,456
PepsiAmericas, Inc. (Beverages)	5,383	125,209
Perrigo Co. (Pharmaceuticals)	7,690	114,658
Petsmart, Inc. (Retail)	13,073	335,453
Pier 1 Imports, Inc. (Retail)	9,228	80,560
Pioneer Natural Resources Co. (Oil & Gas)	11,535	591,399
Plains Exploration & Production Co.* (Oil & Gas)	6,921	274,971
Plantronics, Inc. (Telecommunications)	4,614	130,576
Plexus Corp.* (Electronics)	3,845	87,435
PMI Group, Inc. (Insurance)	8,459	347,411
PNM Resources, Inc. (Electric)	6,152	150,662
Pogo Producing Co. (Oil & Gas)	5,383	268,127
Polo Ralph Lauren Corp. (Apparel)	5,383	302,201
Polycom, Inc.* (Telecommunications)	9,228	141,188
Potlatch Corp. (Forest Products & Paper)	2,307	117,611
Powerwave Technologies, Inc.* (Telecommunications)	9,997	125,662
Precision Castparts Corp. (Metal Fabricate/Hardware)	12,304	637,470
Pride International, Inc.* (Oil & Gas)	14,611	449,288
Protective Life Corp. (Insurance)	6,152	269,273
Protein Design Labs, Inc.* (Biotechnology)	9,997	284,115
Puget Energy, Inc. (Electric)	10,766	219,842
Quanta Services, Inc.* (Commercial Services)	10,766	141,788
Questar Corp. (Pipelines)	7,690	582,133
Quicksilver Resources, Inc.* (Oil & Gas)	6,152	258,446
Radian Group, Inc. (Insurance)	7,690	450,557
Raymond James Financial Corp. (Diversified Financial Services)	5,383	202,778
Rayonier, Inc. (Forest Products & Paper)	6,921	275,802
Reader’s Digest Association, Inc. (Media)	9,228	140,450
Regency Centers Corp. (REIT)	6,152	362,660
Regis Corp. (Retail)	3,845	148,302
Renal Care Group, Inc.* (Healthcare—Services)	6,152	291,051
Rent-A-Center, Inc.* (Commercial Services)	6,152	116,027
Republic Services, Inc. (Environmental Control)	10,766	404,263
Reynolds & Reynolds Co. (Computers)	4,614	129,515
RF Micro Devices, Inc.* (Telecommunications)	16,918	91,526
Rollins, Inc. (Commercial Services)	3,076	60,628
Ross Stores, Inc. (Retail)	13,073	377,810
RPM, Inc. (Chemicals)	10,766	187,005
RSA Security, Inc.* (Internet)	6,152	69,087
Ruby Tuesday, Inc. (Retail)	5,383	139,366
Ruddick Corp. (Food)	3,076	65,457
Saks, Inc.* (Retail)	12,304	207,445
SanDisk Corp.* (Computers)	14,611	917,862
SCANA Corp. (Electric)	9,997	393,681
Scholastic Corp.* (Media)	3,845	109,621
SEI Investments Co. (Software)	5,383	199,171
Semtech Corp.* (Semiconductors)	6,921	126,377
Sensient Technologies Corp. (Chemicals)	4,614	82,591
Sepracor, Inc.* (Pharmaceuticals)	9,228	476,165

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Sequa Corp.—Class A* (Aerospace/Defense)	769	$53,099
Sierra Pacific Resources* (Electric)	16,918	220,611
Silicon Laboratories, Inc.* (Semiconductors)	3,845	140,958
Smith International, Inc. (Oil & Gas Services)	18,456	684,903
Smithfield Foods, Inc.* (Food)	8,459	258,845
Sonoco Products Co. (Packaging & Containers)	9,228	271,304
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	3,845	70,594
Southwestern Energy Co.* (Oil & Gas)	13,842	497,481
SPX Corp. (Miscellaneous Manufacturing)	6,152	281,577
SRA International, Inc.—Class A* (Computers)	3,076	93,941
StanCorp Financial Group, Inc. (Insurance)	4,614	230,469
Steel Dynamics, Inc. (Iron/Steel)	3,845	136,536
Stericycle, Inc.* (Environmental Control)	3,845	226,394
STERIS Corp. (Healthcare—Products)	6,152	153,923
SVB Financial Group* (Banks)	3,076	144,080
Swift Transportation Co., Inc.* (Transportation)	4,614	93,664
Sybase, Inc.* (Software)	8,459	184,914
Synopsys, Inc.* (Computers)	13,073	262,244
TCF Financial Corp. (Banks)	9,997	271,319
Tech Data Corp.* (Distribution/Wholesale)	4,614	183,084
Techne Corp.* (Healthcare—Products)	3,845	215,897
Tecumseh Products Co. (Machinery—Diversified)	1,538	35,236
Teleflex, Inc. (Miscellaneous Manufacturing)	3,845	249,848
Telephone & Data Systems, Inc. (Telecommunications)	9,228	332,486
Texas Regional Bancshares, Inc.—Class A (Banks)	3,845	108,814
The Brink’s Co. (Miscellaneous Manufacturing)	5,383	257,900
The Colonial BancGroup, Inc. (Banks)	13,842	329,716
The Corporate Executive Board Co. (Commercial Services)	3,845	344,897
The Macerich Co. (REIT)	5,383	361,415
The Ryland Group, Inc. (Home Builders)	3,845	277,340
The Scotts Co.—Class A (Household Products/Wares)	3,845	173,948
The Timberland Co.—Class A* (Apparel)	4,614	150,186
Thomas & Betts Corp.* (Electronics)	4,614	193,603
Thor Industries, Inc. (Home Builders)	3,076	123,255
Tidewater, Inc. (Oil & Gas Services)	5,383	239,328
Timken Co. (Metal Fabricate/Hardware)	7,690	246,234
Toll Brothers, Inc.* (Home Builders)	10,766	372,934
Tootsie Roll Industries, Inc. (Food)	2,307	66,742
Transaction Systems Architect, Inc.* (Software)	3,076	88,558
Triad Hospitals, Inc.* (Healthcare—Services)	7,690	301,679
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,845	169,449
TriQuint Semiconductor, Inc.* (Semiconductors)	13,073	58,175
Tupperware Corp. (Household Products/Wares)	4,614	103,354
United Dominion Realty Trust, Inc. (REIT)	12,304	288,406
United Rentals, Inc.* (Commercial Services)	6,152	143,895
Unitrin, Inc. (Insurance)	3,845	173,217
Universal Corp. (Agriculture)	2,307	100,032
Universal Health Services, Inc.—Class B (Healthcare—Services)	4,614	215,658
Urban Outfitters, Inc.* (Retail)	10,766	272,487
UTStarcom, Inc.* (Telecommunications)	9,228	74,378
Valassis Communications, Inc.* (Commercial Services)	4,614	134,129
Valeant Pharmaceuticals International (Pharmaceuticals)	8,459	152,939
Valspar Corp. (Chemicals)	9,228	227,655

Common Stocks, continued
	Shares	Value
Varian Medical Systems, Inc.* (Healthcare—Products)	11,535	$580,671
Varian, Inc.* (Electronics)	3,076	122,394
VCA Antech, Inc.* (Pharmaceuticals)	7,690	216,858
Vectren Corp. (Gas)	6,921	187,974
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,459	234,061
Vishay Intertechnology, Inc.* (Electronics)	16,918	232,792
W.R. Berkley Corp. (Insurance)	9,997	476,057
Waddell & Reed Financial, Inc. (Diversified Financial Services)	7,690	161,259
Washington Federal, Inc. (Savings & Loans)	7,690	176,793
Washington Post Co.—Class B (Media)	769	588,285
Webster Financial Corp. (Banks)	4,614	216,397
Weingarten Realty Investors (REIT)	6,921	261,683
Werner Enterprises, Inc. (Transportation)	4,614	90,896
Westamerica Bancorp (Banks)	3,076	163,243
Westar Energy, Inc. (Electric)	7,690	165,335
Western Digital Corp.* (Computers)	19,225	357,777
Western Gas Resources, Inc. (Pipelines)	5,383	253,485
Westwood One, Inc. (Media)	6,152	100,278
WGL Holdings, Inc. (Gas)	4,614	138,697
Williams Sonoma, Inc.* (Retail)	10,766	464,553
Wilmington Trust Corp. (Banks)	6,152	239,374
Wind River Systems, Inc.* (Software)	6,921	102,223
Wisconsin Energy Corp. (Electric)	10,766	420,519
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,152	118,180
WPS Resources Corp. (Electric)	3,845	212,667
Yellow Roadway Corp.* (Transportation)	5,383	240,136
Zebra Technologies Corp.* (Machinery—Diversified)	6,152	263,612

TOTAL COMMON STOCKS (Cost $87,063,143)		98,164,896

Repurchase Agreements (19.2%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $22,630,425 (Collateralized by $23,023,000 Federal Farm Credit Bank, 4.58%, 2/11/10, market value $23,073,778)	$22,621,000	22,621,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,621,000)		22,621,000

TOTAL INVESTMENT SECURITIES (Cost $109,684,143)—102.6%		120,785,896
Net other assets (liabilities)—(2.6)%		(3,060,274)

NET ASSETS—100.0%		$117,725,622

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $24,108,500)	65	$(156,293)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $4,599,160)	62	1,749

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Aerospace/Defense	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.6%
Banks	3.6%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.3%
Coal	1.3%
Commercial Services	3.4%
Computers	3.7%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.6%
Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.6%
Food	1.1%

Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare—Products	3.3%
Healthcare—Services	2.2%
Holding Companies—Diversified	0.3%
Home Builders	1.0%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.8%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.8%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	2.8%
Pipelines	1.2%
Real Estate Investment Trust	2.8%
Retail	7.3%
Savings & Loans	0.9%
Semiconductors	2.9%
Software	2.0%
Telecommunications	1.7%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.3%
Other**	16.6%

**	Including non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Common Stocks (72.4%)
	Percentage of Net Assets	Shares	Value
Abgenix, Inc.* (Pharmaceuticals)	0.2%	14,616	$314,390
Actuant Corp. (Miscellaneous Manufacturing)	0.2%	4,536	253,109
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	8,064	256,434
Acxiom Corp. (Software)	0.2%	10,584	243,432
Alkermes, Inc.* (Pharmaceuticals)	0.2%	14,112	269,821
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	0.3%	13,104	523,113
ANSYS, Inc.* (Software)	0.2%	5,544	236,673
Briggs & Stratton Corp. (Machinery—Diversified)	0.2%	6,552	254,151
Cabot Oil & Gas Corp. (Oil & Gas)	0.2%	5,544	250,034
Cal Dive International, Inc.* (Oil & Gas Services)	0.2%	10,080	361,772
Cimarex Energy Co.* (Oil & Gas)	0.2%	8,568	368,509
CNET Networks, Inc.* (Internet)	0.2%	19,656	288,746
Commercial Metals Co. (Metal Fabricate/Hardware)	0.2%	7,056	264,883
Corrections Corp. of America* (Commercial Services)	0.1%	5,040	226,650
Cypress Semiconductor Corp.* (Semiconductors)	0.1%	16,128	229,824
Eagle Materials—Class A (Building Materials)	0.2%	2,520	308,347
Fairchild Semiconductor International, Inc.* (Semiconductors)	0.2%	15,120	255,680
Flowserve Corp.* (Machinery—Diversified)	0.2%	6,048	239,259
Foundry Networks, Inc.* (Telecommunications)	0.2%	18,648	257,530
Frontier Oil Corp. (Oil & Gas)	0.1%	6,048	226,981
Gaylord Entertainment Co.* (Lodging)	0.2%	5,544	241,664
Hughes Supply, Inc. (Distribution/Wholesale)	0.2%	8,064	289,093
ICOS Corp.* (Biotechnology)	0.2%	9,576	264,585
IDX Systems Corp.* (Software)	0.2%	6,048	265,629
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	4,032	472,832
JLG Industries, Inc. (Machinery—Construction & Mining)	0.2%	5,544	253,139
Kennametal, Inc. (Hand/Machine Tools)	0.1%	4,536	231,518
Manitowoc Co. (Machinery—Diversified)	0.1%	4,536	227,798
Moneygram International, Inc. (Software)	0.2%	9,576	249,743
National Financial Partners (Diversified Financial Services)	0.2%	4,536	238,368
National Presto Industries, Inc. (Housewares)	0.2%	5,544	245,876

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	0.2%	6,048	$379,391
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	16,632	241,828
Oceaneering International, Inc.* (Oil & Gas Services)	0.2%	5,544	275,980
Pacific Sunwear of California, Inc.* (Retail)	0.1%	9,072	226,074
Plexus Corp.* (Electronics)	0.1%	10,080	229,219
Regis Corp. (Retail)	0.1%	6,048	233,272
Reliance Steel & Aluminum Co. (Iron/Steel)	0.2%	4,536	277,241
Semtech Corp.* (Semiconductors)	0.1%	12,600	230,077
Shaw Group, Inc.* (Engineering & Construction)	0.2%	8,568	249,244
Spherion Corp.* (Commercial Services)	0.1%	23,184	232,073
Sterling Financial Corp.—Spokane (Savings & Loans)	0.1%	9,072	226,618
Sunrise Assisted Living, Inc.* (Healthcare—Services)	0.2%	7,056	237,859
Superior Energy Services, Inc.* (Oil & Gas Services)	0.2%	11,592	244,012
TETRA Technologies, Inc.* (Oil & Gas Services)	0.1%	7,560	230,731
Todco—Class A (Oil & Gas)	0.2%	6,552	249,369
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	5,544	243,549
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.2%	11,088	306,806
Websense, Inc.* (Internet)	0.1%	3,528	231,578
Other Common Stocks	63.8%	5,016,817	100,130,786

TOTAL COMMON STOCKS (Cost $111,897,228)			113,285,290

Repurchase Agreements (27.7%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $43,463,102 (Collateralized by $44,831,000 various U.S. Government Agency Obligations, 3.50%-7.125%, 3/15/07-6/15/10, market value $44,315,308)	$43,445,000	43,445,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,445,000)		43,445,000

TOTAL INVESTMENT SECURITIES (Cost $155,342,228)—100.1%		156,730,290
Net other assets (liabilities)—(0.1)%		(133,375)

NET ASSETS—100.0%		$156,596,915

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2005

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $29,349,450)	87	$(628,967)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $3,845,790)	57	4,057
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $967,836)	1,438	(4,400)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $17,693,378)	26,282	(181,614)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.4%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.9%
Chemicals	0.9%
Commercial Services	3.7%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.2%
Electrical Components & Equipment	0.3%

Electronics	1.9%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.4%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare—Products	2.4%
Healthcare—Services	1.1%
Holding Companies—Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.6%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.6%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	2.5%
Real Estate	0.2%
Real Estate Investment Trust	3.8%
Retail	4.5%
Savings & Loans	1.9%
Semiconductors	3.0%
Software	2.5%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.1%
Other***	27.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.1%)
	Shares	Value
Activision, Inc.* (Software)	10,395	$142,827
Adobe Systems, Inc. (Software)	20,625	762,300
Altera Corp.* (Semiconductors)	21,780	403,583
Amazon.com, Inc.* (Internet)	11,715	552,362
American Power Conversion Corp. (Electrical Components & Equipment)	8,415	185,130
Amgen, Inc.* (Biotechnology)	24,420	1,925,761
Apollo Group, Inc.—Class A* (Commercial Services)	7,590	458,891
Apple Computer, Inc.* (Computers)	49,995	3,594,141
Applied Materials, Inc. (Semiconductors)	35,805	642,342
ATI Technologies, Inc.* (Semiconductors)	10,560	179,414
Autodesk, Inc. (Software)	10,230	439,379
BEA Systems, Inc.* (Software)	15,345	144,243
Bed Bath & Beyond, Inc.* (Retail)	16,995	614,369
Biogen Idec, Inc.* (Biotechnology)	15,675	710,548
Biomet, Inc. (Healthcare—Products)	14,355	524,963
Broadcom Corp.—Class A* (Semiconductors)	11,385	536,803
C.H. Robinson Worldwide, Inc. (Transportation)	7,260	268,838
Cadence Design Systems, Inc.* (Computers)	12,705	214,969
CDW Corp. (Distribution/Wholesale)	3,465	199,480
Celgene Corp.* (Biotechnology)	7,095	459,756
Check Point Software Technologies, Ltd.* (Internet)	10,230	205,623
CheckFree Corp.* (Internet)	3,630	166,617
Chiron Corp.* (Biotechnology)	11,220	498,841
Cintas Corp. (Textiles)	8,580	353,324
Cisco Systems, Inc.* (Telecommunications)	93,390	1,598,837
Citrix Systems, Inc.* (Software)	8,910	256,430
Cognizant Technology Solutions Corp.* (Computers)	5,775	290,771
Comcast Corp.—Special Class A* (Media)	40,590	1,053,716
Comverse Technology, Inc.* (Telecommunications)	8,910	236,917
Costco Wholesale Corp. (Retail)	10,560	522,403
Dell, Inc.* (Computers)	36,795	1,103,482
DENTSPLY International, Inc. (Healthcare—Products)	3,135	168,318
Discovery Holding Co.—Class A* (Media)	10,065	152,485
eBay, Inc.* (Internet)	44,385	1,919,651
EchoStar Communications Corp.—Class A* (Media)	9,240	251,051
Electronic Arts, Inc.* (Software)	12,870	673,230
Expedia, Inc.* (Internet)	14,520	347,899
Expeditors International of Washington, Inc. (Transportation)	4,455	300,757
Express Scripts, Inc* (Pharmaceuticals)	5,610	470,118
Fastenal Co. (Distribution/Wholesale)	6,105	239,255
Fiserv, Inc.* (Software)	9,900	428,373
Flextronics International, Ltd.* (Electronics)	26,565	277,339
Garmin, Ltd. (Electronics)	4,290	284,641
Genzyme Corp.* (Biotechnology)	13,860	981,011
Gilead Sciences, Inc.* (Pharmaceuticals)	19,140	1,007,338
Google, Inc.* (Internet)	5,115	2,122,009
IAC/InterActiveCorp* (Internet)	14,190	401,719
Intel Corp. (Semiconductors)	89,925	2,244,528
Intuit, Inc.* (Software)	9,570	510,081
JDS Uniphase Corp.* (Telecommunications)	80,520	190,027
Juniper Networks, Inc.* (Telecommunications)	15,840	353,232

Common Stocks, continued
	Shares	Value
KLA-Tencor Corp. (Semiconductors)	10,230	$504,646
Lam Research Corp.* (Semiconductors)	5,940	211,939
Lamar Advertising Co.* (Advertising)	3,630	167,488
Liberty Global, Inc.—Class A* (Media)	10,230	230,175
Lincare Holdings, Inc.* (Healthcare—Services)	3,960	165,964
Linear Technology Corp. (Semiconductors)	17,325	624,913
Marvell Technology Group, Ltd.* (Semiconductors)	11,550	647,840
Maxim Integrated Products, Inc. (Semiconductors)	19,635	711,572
MCI, Inc. (Telecommunications)	15,180	299,501
MedImmune, Inc.* (Biotechnology)	11,220	392,924
Mercury Interactive Corp.* (Software)	3,960	110,048
Microchip Technology, Inc. (Semiconductors)	7,425	238,714
Microsoft Corp. (Software)	155,925	4,077,438
Monster Worldwide, Inc.* (Internet)	5,280	215,530
Network Appliance, Inc.* (Computers)	16,500	445,500
NII Holdings, Inc.—Class B* (Telecommunications)	6,270	273,874
NTL, Inc.* (Telecommunications)	3,960	269,597
NVIDIA Corp.* (Semiconductors)	7,095	259,393
Oracle Corp.* (Software)	91,410	1,116,116
PACCAR, Inc. (Auto Manufacturers)	8,085	559,725
Patterson Cos., Inc.* (Healthcare—Products)	5,610	187,374
Patterson-UTI Energy, Inc. (Oil & Gas)	7,425	244,654
Paychex, Inc. (Commercial Services)	15,345	584,952
Petsmart, Inc. (Retail)	6,105	156,654
Pixar Animation Studios* (Software)	5,115	269,663
Qualcomm, Inc. (Telecommunications)	84,480	3,639,398
Red Hat, Inc.* (Software)	7,425	202,257
Research In Motion, Ltd.* (Computers)	8,085	533,691
Ross Stores, Inc. (Retail)	6,105	176,435
SanDisk Corp.* (Computers)	7,260	456,073
Sears Holdings Corp.* (Retail)	7,095	819,685
Sepracor, Inc.* (Pharmaceuticals)	4,455	229,878
Siebel Systems, Inc. (Software)	26,400	279,312
Sigma-Aldrich Corp. (Chemicals)	2,805	177,528
Sirius Satellite Radio, Inc.* (Media)	61,380	411,246
Staples, Inc. (Retail)	20,955	475,888
Starbucks Corp.* (Retail)	45,540	1,366,656
Sun Microsystems, Inc.* (Computers)	63,195	264,787
Symantec Corp.* (Internet)	48,180	843,150
Telefonaktiebolaget LM EricssonADR (Telecommunications)	5,445	187,308
Tellabs, Inc.* (Telecommunications)	10,890	118,701
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	20,625	887,081
Urban Outfitters, Inc.* (Retail)	7,260	183,751
VeriSign, Inc.* (Internet)	10,230	224,242
Whole Foods Market, Inc. (Food)	5,610	434,158
Wynn Resorts, Ltd.* (Lodging)	4,620	253,407
Xilinx, Inc. (Semiconductors)	19,635	494,998
XM Satellite Radio Holdings, Inc.— Class A* (Media)	9,735	265,571
Yahoo!, Inc.* (Internet)	29,040	1,137,787

TOTAL COMMON STOCKS (Cost $47,679,574)		59,599,304

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (1.5%)
	Principal Amount	Value
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $911,380 (Collateralized by $879,000 various U.S. Government Agency Obligations, 4.875%—7.125%, 3/15/07—6/15/10, market value $929,415)	$911,000	$911,000

TOTAL REPURCHASE AGREEMENTS (Cost $911,000)		911,000

TOTAL INVESTMENT SECURITIES (Cost $48,590,574)—100.6%		60,510,304
Net other assets (liabilities)—(0.6)%		(358,714)

NET ASSETS—100.0%		$60,151,590

*	Non-income producing security

ADR American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $ 496,800)	3	$(12,764)

OTC ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	8.3%
Chemicals	0.3%
Commercial Services	1.7%
Computers	11.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	0.9%
Food	0.7%
Healthcare—Products	1.5%
Healthcare—Services	0.3%
Internet	13.6%
Lodging	0.4%
Media	3.9%
Oil & Gas	0.4%
Pharmaceuticals	4.3%
Retail	7.2%
Semiconductors	12.8%
Software	15.7%
Telecommunications	11.9%
Textiles	0.6%
Transportation	0.9%
Other**	0.9%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.8%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,007	$155,543
Abbott Laboratories (Pharmaceuticals)	4,014	158,272
ACE, Ltd. (Insurance)	2,230	119,171
ADC Telecommunications, Inc.* (Telecommunications)	446	9,964
Advanced Micro Devices, Inc.* (Semiconductors)	2,676	81,886
Aetna, Inc. (Healthcare—Services)	1,115	105,156
AFLAC, Inc. (Insurance)	1,115	51,758
Agilent Technologies, Inc.* (Electronics)	1,784	59,388
Air Products & Chemicals, Inc. (Chemicals)	1,561	92,396
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	223	10,202
Albertson’s, Inc. (Food)	2,453	52,372
Alcoa, Inc. (Mining)	5,798	171,447
Allegheny Energy, Inc.* (Electric)	1,115	35,290
Allegheny Technologies, Inc. (Iron/Steel)	446	16,092
Allied Waste Industries, Inc.* (Environmental Control)	1,561	13,643
Allstate Corp. (Insurance)	4,460	241,152
Alltel Corp. (Telecommunications)	1,338	84,428
Altera Corp.* (Semiconductors)	892	16,529
Altria Group, Inc. (Agriculture)	5,352	399,901
Amerada Hess Corp. (Oil & Gas)	223	28,281
Ameren Corp. (Electric)	1,338	68,559
American Electric Power, Inc. (Electric)	2,676	99,253
American International Group, Inc. (Insurance)	7,359	502,104
American Power Conversion Corp. (Electrical Components & Equipment)	669	14,718
American Standard Cos. (Building Materials)	446	17,818
Ameriprise Financial, Inc. (Diversified Financial Services)	669	27,429
AmSouth Bancorp (Banks)	2,453	64,293
Analog Devices, Inc. (Semiconductors)	892	31,996
Andrew Corp.* (Telecommunications)	1,115	11,964
AON Corp. (Insurance)	2,230	80,169
Apartment Investment and Management Co.—Class A (REIT)	669	25,335
Apple Computer, Inc.* (Computers)	2,676	192,378
Applera Corp.—Applied Biosystems Group (Electronics)	446	11,846
Applied Materials, Inc. (Semiconductors)	5,575	100,016
Applied Micro Circuits Corp.* (Semiconductors)	2,007	5,158
Archer-Daniels-Midland Co. (Agriculture)	4,460	109,984
Archstone-Smith Trust (REIT)	1,338	56,049
Ashland, Inc. (Chemicals)	446	25,823
AT&T Corp. (Telecommunications)	26,314	644,429
Automatic Data Processing, Inc. (Software)	1,338	61,402
AutoNation, Inc.* (Retail)	1,115	24,229
Avaya, Inc.* (Telecommunications)	2,899	30,932
Avery Dennison Corp. (Household Products/Wares)	669	36,976
Avon Products, Inc. (Cosmetics/Personal Care)	1,115	31,834
Baker Hughes, Inc. (Oil & Gas Services)	892	54,216
Bank of America Corp. (Banks)	26,983	1,245,264
Bank of New York Co., Inc. (Banks)	5,129	163,359
Bausch & Lomb, Inc. (Healthcare—Products)	223	15,142
Baxter International, Inc. (Healthcare— Products)	1,561	58,771
BB&T Corp. (Banks)	3,568	149,535
Bear Stearns Cos., Inc. (Diversified Financial Services)	669	77,290

Common Stocks, continued
	Shares	Value
BellSouth Corp. (Telecommunications)	12,265	$332,381
Bemis Co., Inc. (Packaging & Containers)	669	18,638
Big Lots, Inc.* (Retail)	669	8,035
Biogen Idec, Inc.* (Biotechnology)	1,338	60,651
BMC Software, Inc.* (Software)	892	18,277
Boeing Co. (Aerospace/Defense)	3,345	234,953
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,582	174,234
Brown-Forman Corp. (Beverages)	223	15,458
Brunswick Corp. (Leisure Time)	669	27,202
Burlington Northern Santa Fe Corp. (Transportation)	2,453	173,721
Carnival Corp. (Leisure Time)	1,115	59,619
Caterpillar, Inc. (Machinery—Construction & Mining)	4,683	270,537
CenterPoint Energy, Inc. (Electric)	2,007	25,790
CenturyTel, Inc. (Telecommunications)	892	29,579
ChevronTexaco Corp. (Oil & Gas)	6,467	367,132
Chubb Corp. (Insurance)	1,338	130,656
CIENA Corp.* (Telecommunications)	2,676	7,948
CIGNA Corp. (Insurance)	446	49,818
Cincinnati Financial Corp. (Insurance)	669	29,891
Cinergy Corp. (Electric)	1,338	56,811
Circuit City Stores, Inc. (Retail)	1,115	25,188
CIT Group, Inc. (Diversified Financial Services)	1,338	69,282
Citigroup, Inc. (Diversified Financial Services)	34,119	1,655,794
Citizens Communications Co. (Telecommunications)	2,230	27,273
CMS Energy Corp.* (Electric)	1,561	22,650
Coca-Cola Co. (Beverages)	6,244	251,696
Coca-Cola Enterprises, Inc. (Beverages)	2,007	38,474
Comcast Corp.—Special Class A* (Media)	14,718	382,079
Comerica, Inc. (Banks)	1,115	63,287
Compass Bancshares, Inc. (Banks)	892	43,075
Computer Associates International, Inc. (Software)	2,007	56,577
Computer Sciences Corp.* (Computers)	1,338	67,756
Compuware Corp.* (Software)	1,784	16,002
Comverse Technology, Inc.* (Telecommunications)	669	17,789
ConAgra Foods, Inc. (Food)	3,568	72,359
ConocoPhillips (Oil & Gas)	9,366	544,914
Consolidated Edison, Inc. (Electric)	1,561	72,321
Constellation Brands, Inc.* (Beverages)	1,338	35,096
Constellation Energy Group, Inc. (Electric)	1,115	64,224
Convergys Corp.* (Commercial Services)	446	7,069
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	669	48,837
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	446	6,833
Corning, Inc.* (Telecommunications)	6,244	122,757
Costco Wholesale Corp. (Retail)	3,122	154,444
CSX Corp. (Transportation)	1,561	79,252
Cummins, Inc. (Machinery—Diversified)	223	20,010
CVS Corp. (Retail)	5,575	147,291
Dana Corp. (Auto Parts & Equipment)	1,115	8,006
Deere & Co. (Machinery—Diversified)	1,561	106,320
Dillards, Inc.—Class A (Retail)	446	11,070
Dollar General Corp. (Retail)	669	12,758
Dominion Resources, Inc. (Electric)	2,230	172,155
Dover Corp. (Miscellaneous Manufacturing)	1,338	54,176
DTE Energy Co. (Electric)	1,115	48,157

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Du Pont (Chemicals)	6,244	$265,370
Duke Energy Corp. (Electric)	6,244	171,398
Dynegy, Inc.—Class A* (Pipelines)	2,007	9,714
E*TRADE Financial Corp.* (Diversified Financial Services)	1,115	23,259
Eastman Chemical Co. (Chemicals)	446	23,009
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,007	46,964
Eaton Corp. (Miscellaneous Manufacturing)	892	59,844
Edison International (Electric)	1,115	48,625
El Paso Corp. (Pipelines)	4,460	54,234
Electronic Data Systems Corp. (Computers)	3,568	85,775
EMC Corp.* (Computers)	8,697	118,453
Emerson Electric Co. (Electrical Components & Equipment)	2,676	199,897
Engelhard Corp. (Chemicals)	892	26,894
Entergy Corp. (Electric)	1,338	91,854
Equity Office Properties Trust (REIT)	2,676	81,162
Equity Residential Properties Trust (REIT)	2,007	78,514
Exelon Corp. (Electric)	1,784	94,802
Exxon Mobil Corp. (Oil & Gas)	15,164	851,761
Family Dollar Stores, Inc. (Retail)	446	11,056
Fannie Mae (Diversified Financial Services)	3,345	163,269
Federated Department Stores, Inc. (Retail)	1,784	118,333
FedEx Corp. (Transportation)	1,115	115,280
Fifth Third Bancorp (Banks)	1,784	67,292
First Horizon National Corp. (Banks)	892	34,288
FirstEnergy Corp. (Electric)	2,230	109,248
Fluor Corp. (Engineering & Construction)	669	51,687
Ford Motor Co. (Auto Manufacturers)	12,488	96,408
FPL Group, Inc. (Electric)	2,676	111,215
Franklin Resources, Inc. (Diversified Financial Services)	446	41,928
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	669	35,992
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	1,561	39,290
Gannett Co., Inc. (Media)	669	40,521
Gateway, Inc.* (Computers)	1,784	4,478
General Electric Co. (Miscellaneous Manufacturing)	37,018	1,297,480
General Motors Corp. (Auto Manufacturers)	3,791	73,621
Genuine Parts Co. (Distribution/Wholesale)	1,115	48,971
Genworth Financial, Inc.—Class A (Diversified Financial Services)	2,453	84,825
Genzyme Corp.* (Biotechnology)	669	47,352
Goodrich Corp. (Aerospace/Defense)	892	36,661
Halliburton Co. (Oil & Gas Services)	2,230	138,171
Harrah’s Entertainment, Inc. (Lodging)	446	31,795
Hartford Financial Services Group, Inc. (Insurance)	2,007	172,381
Hasbro, Inc. (Toys/Games/Hobbies)	1,115	22,501
HCA, Inc. (Healthcare—Services)	1,338	67,569
Heinz (H.J.) Co. (Food)	1,338	45,117
Hercules, Inc.* (Chemicals)	669	7,560
Hewlett-Packard Co. (Computers)	19,401	555,450
Hilton Hotels Corp. (Lodging)	1,115	26,883
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,575	207,669
Huntington Bancshares, Inc. (Banks)	1,561	37,074

Common Stocks, continued
	Shares	Value
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	669	$58,865
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	2,230	90,025
Intel Corp. (Semiconductors)	19,401	484,248
International Flavors & Fragrances, Inc. (Chemicals)	223	7,471
International Paper Co. (Forest Products & Paper)	3,345	112,426
Interpublic Group of Cos., Inc.* (Advertising)	1,784	17,216
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,561	86,792
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,638	938,191
JDS Uniphase Corp.* (Telecommunications)	7,136	16,841
Jefferson-Pilot Corp. (Insurance)	892	50,782
Johnson Controls, Inc. (Auto Parts & Equipment)	1,338	97,553
Jones Apparel Group, Inc. (Apparel)	892	27,402
KB Home (Home Builders)	223	16,203
Kerr-McGee Corp. (Oil & Gas)	446	40,524
KeyCorp (Banks)	2,676	88,121
KeySpan Corp. (Gas)	1,115	39,794
Kimberly-Clark Corp. (Household Products/Wares)	1,338	79,811
Kinder Morgan, Inc. (Pipelines)	446	41,010
KLA-Tencor Corp. (Semiconductors)	669	33,002
Knight-Ridder, Inc. (Media)	223	14,116
Kroger Co.* (Food)	2,230	42,102
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,338	30,720
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,115	142,910
Limited, Inc. (Retail)	2,453	54,825
Lincoln National Corp. (Insurance)	1,115	59,128
Lockheed Martin Corp. (Aerospace/Defense)	2,453	156,084
Loews Corp. (Insurance)	892	84,606
Louisiana-Pacific Corp. (Forest Products & Paper)	669	18,377
LSI Logic Corp.* (Semiconductors)	1,784	14,272
Lucent Technologies, Inc.* (Telecommunications)	19,847	52,793
M&T Bank Corp. (Banks)	223	24,318
Marathon Oil Corp. (Oil & Gas)	2,453	149,559
Marriott International, Inc.—Class A (Lodging)	669	44,803
Marsh & McLennan Cos., Inc. (Insurance)	1,561	49,577
Marshall & Ilsley Corp. (Banks)	669	28,794
Masco Corp. (Building Materials)	2,899	87,520
Mattel, Inc. (Toys/Games/Hobbies)	2,676	42,334
Maytag Corp. (Home Furnishings)	223	4,197
MBIA, Inc. (Insurance)	446	26,831
McDonald’s Corp. (Retail)	4,014	135,352
McGraw-Hill Cos., Inc. (Media)	1,115	57,567
McKesson Corp. (Commercial Services)	2,007	103,541
MeadWestvaco Corp. (Forest Products & Paper)	1,115	31,253
Medco Health Solutions, Inc.* (Pharmaceuticals)	892	49,774
Mellon Financial Corp. (Banks)	1,784	61,102
Merck & Co., Inc. (Pharmaceuticals)	8,028	255,371
Meredith Corp. (Media)	223	11,672
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,244	422,906
MetLife, Inc. (Insurance)	5,129	251,321
Micron Technology, Inc.* (Semiconductors)	4,237	56,394
Molex, Inc. (Electrical Components & Equipment)	669	17,361
Molson Coors Brewing Co.—Class B (Beverages)	446	29,878
Monsanto Co. (Agriculture)	1,115	86,446
Monster Worldwide, Inc.* (Internet)	446	18,206
Moody’s Corp. (Commercial Services)	892	54,787

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,359	$417,550
Motorola, Inc. (Telecommunications)	11,596	261,954
Murphy Oil Corp. (Oil & Gas)	446	24,080
National City Corp. (Banks)	3,791	127,264
National Semiconductor Corp. (Semiconductors)	1,338	34,761
National-Oilwell Varco, Inc.* (Oil & Gas Services)	446	27,964
Navistar International Corp.* (Auto Manufacturers)	446	12,765
NCR Corp.* (Computers)	669	22,706
Newell Rubbermaid, Inc. (Housewares)	1,784	42,424
Newmont Mining Corp. (Mining)	892	47,633
News Corp.—Class A (Media)	16,502	256,606
NICOR, Inc. (Gas)	223	8,766
NiSource, Inc. (Electric)	1,784	37,214
Noble Corp. (Oil & Gas)	223	15,730
Nordstrom, Inc. (Retail)	1,561	58,381
Norfolk Southern Corp. (Transportation)	2,676	119,965
North Fork Bancorp, Inc. (Banks)	3,122	85,418
Northern Trust Corp. (Banks)	669	34,668
Northrop Grumman Corp. (Aerospace/Defense)	2,453	147,450
Novell, Inc.* (Software)	2,676	23,629
Novellus Systems, Inc.* (Semiconductors)	446	10,758
Nucor Corp. (Iron/Steel)	1,115	74,392
Occidental Petroleum Corp. (Oil & Gas)	892	71,253
Office Depot, Inc.* (Retail)	892	28,009
OfficeMax, Inc. (Retail)	446	11,311
PACCAR, Inc. (Auto Manufacturers)	1,115	77,191
Pactiv Corp.* (Packaging & Containers)	446	9,812
Pall Corp. (Miscellaneous Manufacturing)	446	11,980
Parametric Technology Corp.* (Software)	1,115	6,802
Parker Hannifin Corp. (Miscellaneous Manufacturing)	892	58,836
Peoples Energy Corp. (Gas)	223	7,821
PerkinElmer, Inc. (Electronics)	892	21,016
PG&E Corp. (Electric)	2,230	82,778
Phelps Dodge Corp. (Mining)	669	96,249
Pinnacle West Capital Corp. (Electric)	669	27,663
Pitney Bowes, Inc. (Office/Business Equipment)	669	28,265
Plum Creek Timber Co., Inc. (Forest Products & Paper)	669	24,117
PMC-Sierra, Inc.* (Semiconductors)	669	5,158
PNC Financial Services Group (Banks)	2,007	124,093
PPG Industries, Inc. (Chemicals)	1,115	64,559
PPL Corp. (Electric)	2,453	72,118
Praxair, Inc. (Chemicals)	892	47,240
Principal Financial Group, Inc. (Insurance)	1,784	84,615
Progress Energy, Inc. (Electric)	1,784	78,353
Prologis (REIT)	1,115	52,093
Prudential Financial, Inc. (Insurance)	1,561	114,250
Public Service Enterprise Group, Inc. (Electric)	1,784	115,906
Public Storage, Inc. (REIT)	223	15,102
Pulte Homes, Inc. (Home Builders)	1,338	52,664
Qualcomm, Inc. (Telecommunications)	4,460	192,137
Qwest Communications International, Inc.* (Telecommunications)	10,481	59,218
R.R. Donnelley & Sons Co. (Commercial Services)	1,561	53,402
Raytheon Co. (Aerospace/Defense)	2,899	116,395
Reebok International, Ltd. (Apparel)	223	12,985
Regions Financial Corp. (Banks)	3,122	106,648

Common Stocks, continued
	Shares	Value
Reynolds American, Inc. (Agriculture)	669	$63,776
Robert Half International, Inc. (Commercial Services)	446	16,899
Rockwell International Corp. (Machinery—Diversified)	669	39,578
Rohm & Haas Co. (Chemicals)	892	43,191
Rowan Cos., Inc. (Oil & Gas)	446	15,895
Ryder System, Inc. (Transportation)	446	18,295
Sabre Holdings Corp. (Leisure Time)	892	21,506
SAFECO Corp. (Insurance)	892	50,398
Safeway, Inc. (Food)	3,122	73,867
Sanmina-SCI Corp.* (Electronics)	3,568	15,200
Sara Lee Corp. (Food)	2,453	46,362
Schlumberger, Ltd. (Oil & Gas Services)	2,453	238,309
Schwab (Diversified Financial Services)	3,568	52,343
Scientific-Atlanta, Inc. (Telecommunications)	446	19,209
Sealed Air Corp.* (Packaging & Containers)	446	25,052
Sempra Energy (Gas)	1,784	79,995
Sherwin-Williams Co. (Chemicals)	446	20,257
Siebel Systems, Inc. (Software)	1,561	16,515
Simon Property Group, Inc. (REIT)	669	51,265
Snap-on, Inc. (Hand/Machine Tools)	446	16,752
Solectron Corp.* (Electronics)	6,244	22,853
Southern Co. (Electric)	4,906	169,404
Southwest Airlines Co. (Airlines)	2,676	43,967
Sovereign Bancorp, Inc. (Savings & Loans)	2,453	53,034
Sprint Corp. (Telecommunications)	19,847	463,625
St. Paul Cos., Inc. (Insurance)	4,683	209,190
Staples, Inc. (Retail)	2,007	45,579
State Street Corp. (Banks)	892	49,452
Sun Microsystems, Inc.* (Computers)	22,969	96,240
Sunoco, Inc. (Oil & Gas)	892	69,915
SunTrust Banks, Inc. (Banks)	2,453	178,480
SuperValu, Inc. (Food)	892	28,972
Symbol Technologies, Inc. (Electronics)	1,784	22,871
Synovus Financial Corp. (Banks)	1,115	30,116
T. Rowe Price Group, Inc. (Diversified Financial Services)	446	32,125
TECO Energy, Inc. (Electric)	1,338	22,987
Tektronix, Inc. (Electronics)	446	12,582
Tellabs, Inc.* (Telecommunications)	3,122	34,030
Temple-Inland, Inc. (Forest Products & Paper)	669	30,005
Tenet Healthcare Corp.* (Healthcare—Services)	3,122	23,915
Teradyne, Inc.* (Semiconductors)	1,338	19,495
Texas Instruments, Inc. (Semiconductors)	5,352	171,639
Textron, Inc. (Miscellaneous Manufacturing)	892	68,666
The AES Corp.* (Electric)	2,230	35,301
The Dow Chemical Co. (Chemicals)	6,467	283,383
The E.W. Scripps Co.—Class A (Media)	223	10,708
The Gap, Inc. (Retail)	1,561	27,536
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,122	398,711
The Hershey Co. (Food)	446	24,642
The New York Times Co.—Class A (Media)	446	11,797
The Pepsi Bottling Group, Inc. (Beverages)	446	12,760
The Stanley Works (Hand/Machine Tools)	446	21,426
Thermo Electron Corp.* (Electronics)	669	20,157
Time Warner, Inc. (Media)	14,495	252,793
Torchmark Corp. (Insurance)	446	24,798
Transocean Sedco Forex, Inc.* (Oil & Gas)	1,338	93,245
Tribune Co. (Media)	1,784	53,984

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
TXU Corp. (Electric)	2,007	$100,731
Tyco International, Ltd. (Miscellaneous Manufacturing)	13,603	392,582
Tyson Foods, Inc.—Class A (Food)	1,784	30,506
U.S. Bancorp (Banks)	12,265	366,601
Union Pacific Corp. (Transportation)	1,784	143,630
Unisys Corp.* (Computers)	2,230	13,001
United Parcel Service, Inc.—Class B (Transportation)	2,676	201,102
United States Steel Corp. (Iron/Steel)	669	32,159
United Technologies Corp. (Aerospace/Defense)	6,913	386,506
UnumProvident Corp. (Insurance)	2,007	45,659
V. F. Corp. (Apparel)	669	37,023
Verizon Communications, Inc. (Telecommunications)	18,732	564,207
Viacom, Inc.—Class B (Media)	10,481	341,681
Visteon Corp.* (Auto Parts & Equipment)	892	5,584
Vornado Realty Trust (REIT)	446	37,228
Vulcan Materials Co. (Building Materials)	446	30,217
W.W. Grainger, Inc. (Distribution/Wholesale)	223	15,855
Wachovia Corp. (Banks)	10,481	554,026
Walt Disney Co. (Media)	12,934	310,028
Washington Mutual, Inc. (Savings & Loans)	6,690	291,015
Waste Management, Inc. (Environmental Control)	1,784	54,145
Weatherford International, Ltd.* (Oil & Gas Services)	1,115	40,363
WellPoint, Inc.* (Healthcare—Services)	4,237	338,069
Wells Fargo & Co. (Banks)	11,373	714,565
Weyerhaeuser Co. (Forest Products & Paper)	1,561	103,557
Whirlpool Corp. (Home Furnishings)	446	37,357
Williams Cos., Inc. (Pipelines)	3,791	87,837
Xcel Energy, Inc. (Electric)	2,676	49,399
Xerox Corp.* (Office/Business Equipment)	6,467	94,742
Xilinx, Inc. (Semiconductors)	1,115	28,109
XL Capital, Ltd.—Class A (Insurance)	1,115	75,129
Zions Bancorp (Banks)	446	33,700

TOTAL COMMON STOCKS (Cost $32,790,324)		37,400,889

TOTAL INVESTMENT SECURITIES (Cost $32,790,324)—100.8%		37,400,889
Net other assets (liabilities)—(0.8)%		(302,409)

NET ASSETS—100.0%		$37,098,480

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $125,225)	2	$(1,262)

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	NM
Aerospace/Defense	2.9%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.2%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	2.4%
Commercial Services	0.6%
Computers	3.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.4%
Electric	5.6%
Electrical Components & Equipment	0.6%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.9%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare—Products	0.2%
Healthcare—Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.8%
Internet	NM
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.3%
Machinery—Construction & Mining	0.7%
Machinery—Diversified	0.4%
Media	4.7%
Mining	0.9%
Miscellaneous Manufacturing	7.1%
Office/Business Equipment	0.3%
Oil & Gas	6.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	1.7%
Pipelines	0.5%
Real Estate Investment Trust	1.1%
Retail	2.6%
Savings & Loans	0.9%
Semiconductors	3.1%
Software	0.5%
Telecommunications	8.1%
Toys/Games/Hobbies	0.2%
Transportation	2.3%
Other**	(0.8)%

**	Includes non-equity securities and net other assets and liabilities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.2%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,661	$128,727
Abbott Laboratories (Pharmaceuticals)	3,624	142,894
ADC Telecommunications, Inc.* (Telecommunications)	151	3,373
Adobe Systems, Inc. (Software)	2,265	83,714
Aetna, Inc. (Healthcare—Services)	453	42,722
Affiliated Computer Services, Inc.—Class A* (Computers)	453	26,809
AFLAC, Inc. (Insurance)	1,208	56,075
Agilent Technologies, Inc.* (Electronics)	604	20,107
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	151	6,908
Allegheny Technologies, Inc. (Iron/Steel)	151	5,448
Allergan, Inc. (Pharmaceuticals)	453	48,906
Alltel Corp. (Telecommunications)	604	38,112
Altera Corp.* (Semiconductors)	906	16,788
Altria Group, Inc. (Agriculture)	4,832	361,047
Amazon.com, Inc.* (Internet)	1,208	56,957
Ambac Financial Group, Inc. (Insurance)	453	34,908
Amerada Hess Corp. (Oil & Gas)	151	19,150
American Express Co. (Diversified Financial Services)	4,681	240,884
American International Group, Inc. (Insurance)	5,738	391,504
American Power Conversion Corp. (Electrical Components & Equipment)	302	6,644
American Standard Cos. (Building Materials)	453	18,098
Ameriprise Financial, Inc. (Diversified Financial Services)	604	24,764
AmerisourceBergen Corp. (Pharmaceuticals)	906	37,508
Amgen, Inc.* (Biotechnology)	4,681	369,145
Anadarko Petroleum Corp. (Oil & Gas)	906	85,844
Analog Devices, Inc. (Semiconductors)	906	32,498
Anheuser-Busch Cos., Inc. (Beverages)	2,869	123,252
Apache Corp. (Oil & Gas)	1,208	82,772
Apollo Group, Inc.—Class A* (Commercial Services)	604	36,518
Apple Computer, Inc.* (Computers)	1,661	119,409
Applera Corp.—Applied Biosystems Group (Electronics)	453	12,032
Applied Materials, Inc. (Semiconductors)	2,869	51,470
Autodesk, Inc. (Software)	906	38,913
Automatic Data Processing, Inc. (Software)	1,359	62,365
AutoZone, Inc.* (Retail)	151	13,854
Avon Products, Inc. (Cosmetics/Personal Care)	1,057	30,177
Baker Hughes, Inc. (Oil & Gas Services)	906	55,067
Ball Corp. (Packaging & Containers)	453	17,993
Bard (C.R.), Inc. (Healthcare—Products)	453	29,862
Bausch & Lomb, Inc. (Healthcare—Products)	151	10,253
Baxter International, Inc. (Healthcare—Products)	1,510	56,852
Becton, Dickinson & Co. (Healthcare—Products)	906	54,432
Bed Bath & Beyond, Inc.* (Retail)	1,057	38,211
Best Buy Co., Inc. (Retail)	1,510	65,655
Biogen Idec, Inc.* (Biotechnology)	604	27,379
Biomet, Inc. (Healthcare—Products)	906	33,132
BJ Services Co. (Oil & Gas Services)	1,208	44,297
Black & Decker Corp. (Hand/Machine Tools)	302	26,262
BMC Software, Inc.* (Software)	302	6,188
Boeing Co. (Aerospace/Defense)	1,208	84,850
Boston Scientific Corp.* (Healthcare—Products)	2,265	55,470
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,171	72,870
Broadcom Corp.—Class A* (Semiconductors)	1,057	49,838

Common Stocks, continued
	Shares	Value
Brown-Forman Corp. (Beverages)	151	$10,467
Burlington Resources, Inc. (Oil & Gas)	1,359	117,146
Campbell Soup Co. (Food)	755	22,476
Capital One Financial Corp. (Diversified Financial Services)	1,057	91,325
Cardinal Health, Inc. (Pharmaceuticals)	1,661	114,194
Caremark Rx, Inc.* (Pharmaceuticals)	1,661	86,023
Carnival Corp. (Leisure Time)	1,057	56,518
Cendant Corp. (Commercial Services)	3,926	67,724
Centex Corp. (Home Builders)	453	32,385
ChevronTexaco Corp. (Oil & Gas)	4,832	274,313
Chiron Corp.* (Biotechnology)	453	20,140
CIENA Corp.* (Telecommunications)	604	1,794
CIGNA Corp. (Insurance)	302	33,733
Cincinnati Financial Corp. (Insurance)	302	13,493
Cintas Corp. (Textiles)	453	18,655
Cisco Systems, Inc.* (Telecommunications)	23,254	398,109
Citrix Systems, Inc.* (Software)	604	17,383
Clear Channel Communications, Inc. (Media)	2,114	66,485
Clorox Co. (Household Products/Wares)	604	34,362
Coach, Inc.* (Apparel)	1,510	50,343
Coca-Cola Co. (Beverages)	4,228	170,431
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,963	107,671
Computer Associates International, Inc. (Software)	604	17,027
Compuware Corp.* (Software)	453	4,063
Comverse Technology, Inc.* (Telecommunications)	302	8,030
Convergys Corp.* (Commercial Services)	151	2,393
Corning, Inc.* (Telecommunications)	2,265	44,530
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,265	77,440
Coventry Health Care, Inc.* (Healthcare—Services)	604	34,404
D.R. Horton, Inc. (Home Builders)	1,057	37,766
Danaher Corp. (Miscellaneous Manufacturing)	906	50,537
Darden Restaurants, Inc. (Retail)	453	17,613
Dell, Inc.* (Computers)	8,909	267,181
Devon Energy Corp. (Oil & Gas)	1,661	103,879
Dollar General Corp. (Retail)	755	14,398
Dow Jones & Co., Inc. (Media)	151	5,359
E*TRADE Financial Corp.* (Diversified Financial Services)	906	18,899
eBay, Inc.* (Internet)	4,379	189,391
Ecolab, Inc. (Chemicals)	755	27,384
Edison International (Electric)	604	26,340
Electronic Arts, Inc.* (Software)	1,208	63,190
Eli Lilly & Co. (Pharmaceuticals)	4,228	239,263
EMC Corp.* (Computers)	4,077	55,529
EOG Resources, Inc. (Oil & Gas)	906	66,473
Equifax, Inc. (Commercial Services)	453	17,223
Exelon Corp. (Electric)	1,510	80,241
Express Scripts, Inc* (Pharmaceuticals)	604	50,615
Exxon Mobil Corp. (Oil & Gas)	15,100	848,166
Family Dollar Stores, Inc. (Retail)	302	7,487
Fannie Mae (Diversified Financial Services)	1,812	88,444
Federated Investors, Inc.—Class B (Diversified Financial Services)	302	11,186
FedEx Corp. (Transportation)	453	46,836
Fifth Third Bancorp (Banks)	1,057	39,870
First Data Corp. (Software)	2,869	123,396
Fiserv, Inc.* (Software)	755	32,669

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Fisher Scientific International, Inc.* (Electronics)	453	$28,023
Forest Laboratories, Inc.* (Pharmaceuticals)	1,208	49,141
Fortune Brands, Inc. (Household Products/Wares)	604	47,124
Franklin Resources, Inc. (Diversified Financial Services)	302	28,391
Freddie Mac (Diversified Financial Services)	2,567	167,753
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	302	16,248
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	604	15,203
Gannett Co., Inc. (Media)	453	27,438
General Dynamics Corp. (Aerospace/Defense)	755	86,107
General Electric Co. (Miscellaneous Manufacturing)	19,177	672,153
General Mills, Inc. (Food)	1,359	67,026
Genzyme Corp.* (Biotechnology)	604	42,751
Gilead Sciences, Inc.* (Pharmaceuticals)	1,661	87,418
Golden West Financial Corp. (Savings & Loans)	906	59,796
Guidant Corp. (Healthcare—Products)	1,208	78,218
H & R Block, Inc. (Commercial Services)	1,208	29,656
Halliburton Co. (Oil & Gas Services)	604	37,424
Harley-Davidson, Inc. (Leisure Time)	1,057	54,425
Harrah’s Entertainment, Inc. (Lodging)	453	32,294
HCA, Inc. (Healthcare—Services)	906	45,753
Health Management Associates, Inc.—Class A (Healthcare—Services)	906	19,896
Heinz (H.J.) Co. (Food)	604	20,367
Hilton Hotels Corp. (Lodging)	604	14,562
Home Depot, Inc. (Retail)	8,003	323,961
Hospira, Inc.* (Pharmaceuticals)	604	25,839
Humana, Inc.* (Healthcare—Services)	604	32,815
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	302	26,573
IMS Health, Inc. (Software)	906	22,578
Intel Corp. (Semiconductors)	11,778	293,979
International Business Machines Corp. (Computers)	5,889	484,075
International Flavors & Fragrances, Inc. (Chemicals)	151	5,059
International Game Technology (Entertainment)	1,208	37,182
Interpublic Group of Cos., Inc.* (Advertising)	604	5,829
Intuit, Inc.* (Software)	604	32,193
ITT Industries, Inc. (Miscellaneous Manufacturing)	302	31,052
Jabil Circuit, Inc.* (Electronics)	604	22,402
Janus Capital Group, Inc. (Diversified Financial Services)	755	14,066
JDS Uniphase Corp.* (Telecommunications)	2,265	5,345
Johnson & Johnson (Healthcare—Products)	11,174	671,557
KB Home (Home Builders)	151	10,972
Kellogg Co. (Food)	906	39,157
Kerr-McGee Corp. (Oil & Gas)	151	13,720
Kimberly-Clark Corp. (Household Products/Wares)	906	54,043
Kinder Morgan, Inc. (Pipelines)	151	13,884
King Pharmaceuticals, Inc.* (Pharmaceuticals)	906	15,330
KLA-Tencor Corp. (Semiconductors)	453	22,346
Knight-Ridder, Inc. (Media)	151	9,558
Kohls Corp.* (Retail)	1,359	66,047
Kroger Co.* (Food)	1,510	28,509
L-3 Communications Holdings, Inc. (Aerospace/Defense)	453	33,681

Common Stocks, continued
	Shares	Value
Laboratory Corp. of America Holdings* (Healthcare—Services)	453	$24,394
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	453	58,061
Lennar Corp.—Class A (Home Builders)	453	27,642
Lexmark International, Inc.—Class A* (Computers)	453	20,308
Linear Technology Corp. (Semiconductors)	1,208	43,573
Liz Claiborne, Inc. (Apparel)	453	16,226
Lowe’s Cos., Inc. (Retail)	3,020	201,313
LSI Logic Corp.* (Semiconductors)	453	3,624
Lucent Technologies, Inc.* (Telecommunications)	5,738	15,263
M&T Bank Corp. (Banks)	151	16,467
Manor Care, Inc. (Healthcare—Services)	302	12,011
Marriott International, Inc.—Class A (Lodging)	302	20,225
Marsh & McLennan Cos., Inc. (Insurance)	1,208	38,366
Marshall & Ilsley Corp. (Banks)	302	12,998
Maxim Integrated Products, Inc. (Semiconductors)	1,208	43,778
Maytag Corp. (Home Furnishings)	151	2,842
MBIA, Inc. (Insurance)	302	18,168
MBNA Corp. (Diversified Financial Services)	4,805	130,504
McCormick & Co., Inc. (Food)	453	14,007
McDonald’s Corp. (Retail)	2,567	86,559
McGraw-Hill Cos., Inc. (Media)	755	38,981
Medco Health Solutions, Inc.* (Pharmaceuticals)	604	33,703
MedImmune, Inc.* (Biotechnology)	906	31,728
Medtronic, Inc. (Healthcare—Products)	4,530	260,792
Mellon Financial Corp. (Banks)	604	20,687
Merck & Co., Inc. (Pharmaceuticals)	3,775	120,083
Mercury Interactive Corp.* (Software)	302	8,393
Meredith Corp. (Media)	151	7,903
MGIC Investment Corp. (Insurance)	302	19,878
Microsoft Corp. (Software)	34,579	904,240
Millipore Corp.* (Biotechnology)	151	9,972
Molex, Inc. (Electrical Components & Equipment)	151	3,918
Monsanto Co. (Agriculture)	302	23,414
Monster Worldwide, Inc.* (Internet)	151	6,164
Moody’s Corp. (Commercial Services)	453	27,823
Motorola, Inc. (Telecommunications)	2,869	64,811
Murphy Oil Corp. (Oil & Gas)	302	16,305
Mylan Laboratories, Inc. (Pharmaceuticals)	755	15,070
Nabors Industries, Ltd.* (Oil & Gas)	604	45,753
National Semiconductor Corp. (Semiconductors)	604	15,692
National-Oilwell Varco, Inc.* (Oil & Gas Services)	453	28,403
NCR Corp.* (Computers)	302	10,250
Network Appliance, Inc.* (Computers)	1,359	36,693
Newmont Mining Corp. (Mining)	1,057	56,443
NIKE, Inc.—Class B (Apparel)	755	65,527
Noble Corp. (Oil & Gas)	302	21,303
Northern Trust Corp. (Banks)	302	15,650
Novellus Systems, Inc.* (Semiconductors)	151	3,642
NVIDIA Corp.* (Semiconductors)	604	22,082
Occidental Petroleum Corp. (Oil & Gas)	1,057	84,433
Office Depot, Inc.* (Retail)	755	23,707
Omnicom Group, Inc. (Advertising)	755	64,273
Oracle Corp.* (Software)	14,194	173,309
Pactiv Corp.* (Packaging & Containers)	302	6,644
Pall Corp. (Miscellaneous Manufacturing)	302	8,112
Parametric Technology Corp.* (Software)	302	1,842
Patterson Cos., Inc.* (Healthcare—Products)	453	15,130

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Paychex, Inc. (Commercial Services)	1,208	$46,049
PepsiCo, Inc. (Beverages)	6,191	365,765
Pfizer, Inc. (Pharmaceuticals)	27,784	647,924
Pitney Bowes, Inc. (Office/Business Equipment)	453	19,139
Plum Creek Timber Co., Inc. (Forest Products & Paper)	302	10,887
PMC-Sierra, Inc.* (Semiconductors)	302	2,328
Praxair, Inc. (Chemicals)	604	31,987
Procter & Gamble Co. (Cosmetics/Personal Care)	12,684	734,150
Progressive Corp. (Insurance)	755	88,169
Prologis (REIT)	302	14,109
Prudential Financial, Inc. (Insurance)	1,057	77,362
Public Storage, Inc. (REIT)	151	10,226
QLogic Corp.* (Semiconductors)	302	9,818
Qualcomm, Inc. (Telecommunications)	3,624	156,122
Quest Diagnostics, Inc. (Healthcare—Services)	604	31,094
RadioShack Corp. (Retail)	453	9,527
Reebok International, Ltd. (Apparel)	151	8,793
Robert Half International, Inc. (Commercial Services)	302	11,443
Rockwell Collins, Inc. (Aerospace/Defense)	604	28,068
Rockwell International Corp. (Machinery—Diversified)	302	17,866
Rowan Cos., Inc. (Oil & Gas)	151	5,382
Sara Lee Corp. (Food)	1,510	28,539
Schering-Plough Corp. (Pharmaceuticals)	5,587	116,489
Schlumberger, Ltd. (Oil & Gas Services)	906	88,018
Schwab (Diversified Financial Services)	1,963	28,797
Scientific-Atlanta, Inc. (Telecommunications)	302	13,007
Sears Holdings Corp.* (Retail)	302	34,890
Sherwin-Williams Co. (Chemicals)	151	6,858
Siebel Systems, Inc. (Software)	1,057	11,183
Sigma-Aldrich Corp. (Chemicals)	302	19,114
Simon Property Group, Inc. (REIT)	302	23,142
SLM Corp. (Diversified Financial Services)	1,510	83,186
Southwest Airlines Co. (Airlines)	1,208	19,847
St. Jude Medical, Inc.* (Healthcare—Products)	1,359	68,222
Staples, Inc. (Retail)	1,661	37,721
Starbucks Corp.* (Retail)	2,869	86,099
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	755	48,215
State Street Corp. (Banks)	755	41,856
Stryker Corp. (Healthcare—Products)	1,057	46,963
Symantec Corp.* (Internet)	4,077	71,348
Synovus Financial Corp. (Banks)	604	16,314
Sysco Corp. (Food)	2,416	75,017
T. Rowe Price Group, Inc. (Diversified Financial Services)	302	21,753
Target Corp. (Retail)	3,322	182,610
Tektronix, Inc. (Electronics)	151	4,260
Texas Instruments, Inc. (Semiconductors)	3,020	96,851
The AES Corp.* (Electric)	1,208	19,123
The E.W. Scripps Co.—Class A (Media)	151	7,251
The Gap, Inc. (Retail)	1,359	23,973
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	604	10,498
The Hershey Co. (Food)	453	25,028
The New York Times Co.—Class A (Media)	302	7,988
The Pepsi Bottling Group, Inc. (Beverages)	302	8,640

Common Stocks, continued
	Shares	Value
Thermo Electron Corp.* (Electronics)	151	$4,550
Tiffany & Co. (Retail)	604	23,127
Time Warner, Inc. (Media)	9,513	165,908
TJX Cos., Inc. (Retail)	1,812	42,093
Torchmark Corp. (Insurance)	151	8,396
Transocean Sedco Forex, Inc.* (Oil & Gas)	453	31,570
TXU Corp. (Electric)	604	30,315
United Parcel Service, Inc.—Class B (Transportation)	2,718	204,257
UnitedHealth Group, Inc. (Healthcare—Services)	5,134	319,027
Univision Communications, Inc.—Class A* (Media)	906	26,627
UST, Inc. (Agriculture)	604	24,661
Valero Energy Corp. (Oil & Gas)	2,416	124,666
Vornado Realty Trust (REIT)	302	25,208
Vulcan Materials Co. (Building Materials)	151	10,230
W.W. Grainger, Inc. (Distribution/Wholesale)	151	10,736
Wal-Mart Stores, Inc. (Retail)	9,362	438,142
Walgreen Co. (Retail)	3,775	167,082
Waste Management, Inc. (Environmental Control)	1,057	32,080
Waters Corp.* (Electronics)	453	17,123
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	453	14,727
Weatherford International, Ltd.* (Oil & Gas Services)	755	27,331
Wendy’s International, Inc. (Retail)	453	25,033
Wrigley (Wm.) Jr. Co. (Food)	604	40,160
Wyeth (Pharmaceuticals)	5,134	236,523
Xilinx, Inc. (Semiconductors)	755	19,034
XTO Energy, Inc. (Oil & Gas)	1,359	59,714
Yahoo!, Inc.* (Internet)	4,832	189,318
YUM! Brands, Inc. (Retail)	1,057	49,552
Zimmer Holdings, Inc.* (Healthcare—Products)	906	61,101
Zions Bancorp (Banks)	151	11,410

TOTAL COMMON STOCKS (Cost $20,174,982)		21,448,009

Repurchase Agreements (0.4%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $95,040 (Collateralized by $89,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $97,610)	$95,000	95,000

TOTAL REPURCHASE AGREEMENTS (Cost $95,000)		95,000

TOTAL INVESTMENT SECURITIES (Cost $20,269,982)—100.6%		21,543,009
Net other assets (liabilities)—(0.6)%		(129,363)

NET ASSETS—100.0%		$21,413,646

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $125,225)	2	$(1,262)

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	NM
Banks	0.8%
Beverages	3.2%
Biotechnology	2.3%
Building Materials	0.1%
Chemicals	0.4%
Commercial Services	1.1%
Computers	4.8%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.1%
Electric	0.7%
Electrical Components & Equipment	NM
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.1%
Food	1.7%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%

Healthcare—Products	6.7%
Healthcare—Services	2.6%
Home Builders	0.5%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	3.6%
Internet	2.4%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery—Diversified	0.1%
Media	1.7%
Mining	0.3%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.1%
Oil & Gas	9.4%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	10.2%
Pipelines	0.1%
Real Estate Investment Trust	0.3%
Retail	9.3%
Savings & Loans	0.3%
Semiconductors	3.5%
Software	7.5%
Telecommunications	3.5%
Textiles	0.1%
Transportation	1.2%
Other**	(0.2)%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.9%)
	Shares	Value
3Com Corp.* (Telecommunications)	26,315	$94,734
99 Cents Only Stores* (Retail)	1,108	11,590
Acxiom Corp. (Software)	5,263	121,049
Adesa, Inc. (Commercial Services)	3,601	87,936
ADTRAN, Inc. (Telecommunications)	2,216	65,904
Advanced Medical Optics, Inc.* (Healthcare—Products)	3,047	127,365
Advent Software, Inc.* (Software)	554	16,016
AGCO Corp.* (Machinery—Diversified)	6,094	100,978
AGL Resources, Inc. (Gas)	5,263	183,206
Airgas, Inc. (Chemicals)	3,047	100,246
Alaska Air Group, Inc.* (Airlines)	1,939	69,261
Albemarle Corp. (Chemicals)	2,493	95,607
Alexander & Baldwin, Inc. (Transportation)	3,047	165,269
Alliant Energy Corp. (Electric)	8,033	225,245
AMB Property Corp. (REIT)	5,817	286,022
American Financial Group, Inc. (Insurance)	3,047	116,731
American Greetings Corp.—Class A (Household Products/Wares)	4,432	97,372
AmeriCredit Corp.* (Diversified Financial Services)	4,986	127,791
Amerus Group Co. (Insurance)	2,770	156,976
Ametek, Inc. (Electrical Components & Equipment)	1,662	70,701
AnnTaylor Stores Corp.* (Retail)	2,770	95,620
Aqua America, Inc. (Water)	4,432	120,994
Aquila, Inc.* (Electric)	25,484	91,742
Arch Coal, Inc. (Coal)	2,216	176,172
Arrow Electronics, Inc.* (Electronics)	8,033	257,297
Arthur J. Gallagher & Co. (Insurance)	2,770	85,538
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,709	67,763
Associated Banc-Corp (Banks)	9,418	306,557
Astoria Financial Corp. (Savings & Loans)	6,094	179,164
Atmel Corp.* (Semiconductors)	29,085	89,873
Avnet, Inc.* (Electronics)	9,972	238,730
Avocent Corp.* (Internet)	1,939	52,721
Bandag, Inc. (Auto Parts & Equipment)	831	35,459
Bank of Hawaii Corp. (Banks)	3,601	185,596
Banta Corp. (Commercial Services)	1,662	82,768
Barnes & Noble, Inc. (Retail)	2,216	94,557
Beazer Homes USA, Inc. (Home Builders)	1,108	80,707
Belo Corp. – Class A (Media)	6,371	136,403
BJ’s Wholesale Club, Inc.* (Retail)	4,709	139,198
Black Hills Corp. (Electric)	2,216	76,696
Blyth, Inc. (Household Products/Wares)	1,939	40,622
Bob Evans Farms, Inc. (Retail)	2,493	57,489
Borders Group, Inc. (Retail)	4,432	96,041
BorgWarner, Inc. (Auto Parts & Equipment)	3,878	235,123
Bowater, Inc. (Forest Products & Paper)	3,878	119,132
Boyd Gaming Corp. (Lodging)	1,385	66,009
Brinker International, Inc. (Retail)	1,662	64,253
Cabot Corp. (Chemicals)	4,155	148,749
Cadence Design Systems, Inc.* (Computers)	11,357	192,160
Callaway Golf Co. (Leisure Time)	4,432	61,339
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,216	153,236
Carmax, Inc.* (Retail)	4,432	122,678
Cathay Bancorp, Inc. (Banks)	1,662	59,732
CBRL Group, Inc. (Retail)	3,324	116,839
Ceridian Corp.* (Computers)	6,094	151,436
Charles River Laboratories International, Inc.* (Biotechnology)	2,216	93,892
CheckFree Corp.* (Internet)	3,878	178,000

Common Stocks, continued
	Shares	Value
Chemtura Corp. (Chemicals)	16,343	$207,556
Cincinnati Bell, Inc.* (Telecommunications)	16,897	59,308
City National Corp. (Banks)	1,385	100,329
Claire’s Stores, Inc. (Retail)	3,047	89,033
CNF, Inc. (Transportation)	3,601	201,260
Commscope, Inc.* (Telecommunications)	3,878	78,064
Cooper Cameron Corp.* (Oil & Gas Services)	4,432	183,485
Covance, Inc.* (Healthcare—Services)	1,662	80,690
Crane Co. (Miscellaneous Manufacturing)	3,324	117,237
Credence Systems Corp.* (Semiconductors)	6,648	46,270
Cullen/Frost Bankers, Inc. (Banks)	1,939	104,086
Cypress Semiconductor Corp.* (Semiconductors)	6,094	86,840
Cytec Industries, Inc. (Chemicals)	2,770	131,935
Dean Foods Co.* (Food)	4,432	166,909
Deluxe Corp. (Commercial Services)	1,662	50,093
Developers Diversified Realty Corp. (REIT)	7,479	351,663
DeVry, Inc.* (Commercial Services)	1,385	27,700
Diebold, Inc. (Computers)	2,770	105,260
Dollar Tree Stores, Inc.* (Retail)	2,493	59,682
DPL, Inc. (Electric)	8,587	223,348
Dun & Bradstreet Corp.* (Software)	2,216	148,384
Duquesne Light Holdings, Inc. (Electric)	5,263	85,892
Dycom Industries, Inc.* (Engineering & Construction)	2,770	60,940
Edwards (A.G.), Inc. (Diversified Financial Services)	5,263	246,624
Edwards Lifesciences Corp.* (Healthcare—Products)	1,385	57,630
Emmis Communications Corp.* (Media)	1,662	33,090
Energy East Corp. (Electric)	9,972	227,362
Ensco International, Inc. (Oil & Gas)	5,540	245,699
Entercom Communications Corp.* (Media)	1,662	49,312
Equitable Resources, Inc. (Pipelines)	4,432	162,610
Everest Re Group, Ltd. (Insurance)	1,939	194,579
Fairchild Semiconductor International, Inc.* (Semiconductors)	8,310	140,522
Federal Signal Corp. (Miscellaneous Manufacturing)	3,324	49,893
Ferro Corp. (Chemicals)	2,770	51,965
Fidelity National Financial, Inc. (Insurance)	5,817	214,007
First American Financial Corp. (Insurance)	6,648	301,154
FirstMerit Corp. (Banks)	5,540	143,541
Flowserve Corp.* (Machinery—Diversified)	2,216	87,665
FMC Corp.* (Chemicals)	2,493	132,553
FMC Technologies, Inc.* (Oil & Gas Services)	2,493	107,000
Foot Locker, Inc. (Retail)	10,526	248,308
Forest Oil Corp.* (Oil & Gas)	3,601	164,098
Furniture Brands International, Inc. (Home Furnishings)	3,601	80,410
Gartner Group, Inc.* (Commercial Services)	2,493	32,160
GATX Corp. (Trucking & Leasing)	3,324	119,930
Gentex Corp. (Electronics)	4,986	97,227
Glatfelter (Forest Products & Paper)	3,047	43,237
Granite Construction, Inc. (Engineering & Construction)	1,385	49,735
Great Plains Energy, Inc. (Electric)	4,986	139,409
Greater Bay Bancorp (Banks)	1,662	42,580
Hanover Compressor Co.* (Oil & Gas Services)	6,371	89,895
Hanover Insurance Group, Inc. (Insurance)	3,601	150,414
Harris Corp. (Telecommunications)	3,878	166,793
Harsco Corp. (Miscellaneous Manufacturing)	2,770	187,003

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Harte-Hanks, Inc. (Advertising)	1,385	$36,550
Hawaiian Electric Industries, Inc. (Electric)	5,540	143,486
HCC Insurance Holdings, Inc. (Insurance)	7,202	213,755
Health Net, Inc.* (Healthcare—Services)	2,493	128,514
Helmerich & Payne, Inc. (Oil & Gas)	2,216	137,193
Henry Schein, Inc.* (Healthcare—Products)	1,939	84,618
Herman Miller, Inc. (Office Furnishings)	2,770	78,086
Highwoods Properties, Inc. (REIT)	3,601	102,448
Hillenbrand Industries, Inc. (Healthcare—Products)	4,155	205,298
HNI Corp. (Office Furnishings)	2,216	121,725
Horace Mann Educators Corp. (Insurance)	3,047	57,771
Hormel Foods Corp. (Food)	2,770	90,524
Hospitality Properties Trust (REIT)	4,986	199,939
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,155	187,474
IDACORP, Inc. (Electric)	2,770	81,161
Imation Corp. (Computers)	2,216	102,091
Independence Community Bank Corp. (Savings & Loans)	2,493	99,047
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,939	75,660
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	8,033	160,098
Integrated Device Technology, Inc.* (Semiconductors)	13,573	178,892
International Rectifier Corp.* (Semiconductors)	2,493	79,527
International Speedway Corp. (Entertainment)	1,108	53,073
Intersil Corp.—Class A (Semiconductors)	10,526	261,887
J.B. Hunt Transport Services, Inc. (Transportation)	8,310	188,138
Jefferies Group, Inc. (Diversified Financial Services)	3,324	149,514
JM Smucker Co. (Food)	2,216	97,504
Joy Global, Inc. (Machinery—Construction & Mining)	4,986	199,440
Kelly Services, Inc.—Class A (Commercial Services)	1,385	36,315
KEMET Corp.* (Electronics)	5,817	41,126
Kennametal, Inc. (Hand/Machine Tools)	2,493	127,243
Korn/Ferry International* (Commercial Services)	1,939	36,240
LaBranche & Co., Inc.* (Diversified Financial Services)	4,155	42,007
Lam Research Corp.* (Semiconductors)	4,986	177,900
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,662	61,577
Lattice Semiconductor Corp.* (Semiconductors)	7,756	33,506
Laureate Education, Inc.* (Commercial Services)	1,939	101,817
Lear Corp. (Auto Parts & Equipment)	4,709	134,018
Lee Enterprises, Inc. (Media)	1,385	51,120
Leucadia National Corp. (Holding Companies—Diversified)	3,324	157,757
Liberty Property Trust (REIT)	6,094	261,128
Longview Fibre Co. (Forest Products & Paper)	3,601	74,937
Lubrizol Corp. (Chemicals)	4,709	204,512
Lyondell Chemical Co. (Chemicals)	13,850	329,907
Mack-Cali Realty Corp. (REIT)	4,155	179,496
Manpower, Inc. (Commercial Services)	6,094	283,370
Martin Marietta Materials (Building Materials)	1,939	148,760
McDATA Corp.—Class A* (Computers)	5,817	22,105
MDU Resources Group, Inc. (Electric)	8,310	272,069
Media General, Inc.—Class A (Media)	1,662	84,263
MEMC Electronic Materials, Inc.* (Semiconductors)	7,479	165,809
Mentor Graphics Corp.* (Computers)	5,540	57,284

Common Stocks, continued
	Shares	Value
Mercantile Bankshares Corp. (Banks)	5,540	$312,679
Mercury General Corp. (Insurance)	2,493	145,142
Michaels Stores, Inc. (Retail)	2,770	97,975
Micrel, Inc.* (Semiconductors)	2,493	28,919
Microchip Technology, Inc. (Semiconductors)	5,263	169,205
Millennium Pharmaceuticals, Inc.* (Biotechnology)	13,019	126,284
Mine Safety Appliances Co. (Environmental Control)	831	30,091
Minerals Technologies, Inc. (Chemicals)	1,385	77,408
Modine Manufacturing Co. (Auto Parts & Equipment)	2,216	72,219
Mohawk Industries, Inc.* (Textiles)	1,108	96,374
Moneygram International, Inc. (Software)	3,324	86,690
MPS Group, Inc.* (Commercial Services)	6,925	94,665
MSC Industrial Direct Co.—Class A (Retail)	1,939	77,987
National Fuel Gas Co. (Pipelines)	5,817	181,432
National Instruments Corp. (Computers)	1,662	53,267
Navigant Consulting Co.* (Commercial Services)	1,662	36,531
New Plan Excel Realty Trust, Inc. (REIT)	7,202	166,942
New York Community Bancorp (Savings & Loans)	16,066	265,410
Newport Corp.* (Telecommunications)	2,770	37,506
Nordson Corp. (Machinery—Diversified)	2,216	89,770
Northeast Utilities System (Electric)	10,249	201,803
NSTAR (Electric)	7,202	206,697
O’Reilly Automotive, Inc.* (Retail)	3,601	115,268
OGE Energy Corp. (Electric)	6,094	163,258
Ohio Casualty Corp. (Insurance)	4,432	125,514
Old Republic International Corp. (Insurance)	12,465	327,332
Olin Corp. (Chemicals)	4,986	98,124
Omnicare, Inc. (Pharmaceuticals)	2,770	158,499
ONEOK, Inc. (Gas)	6,648	177,036
Outback Steakhouse, Inc. (Retail)	1,939	80,682
Overseas Shipholding Group, Inc. (Transportation)	1,108	55,832
Packaging Corp. of America (Packaging & Containers)	4,155	95,357
Payless ShoeSource, Inc.* (Retail)	4,709	118,196
Peabody Energy Corp. (Coal)	5,817	479,437
Pentair, Inc. (Miscellaneous Manufacturing)	4,432	152,993
Pepco Holdings, Inc. (Electric)	13,019	291,235
PepsiAmericas, Inc. (Beverages)	2,493	57,987
Perrigo Co. (Pharmaceuticals)	3,047	45,431
Pier 1 Imports, Inc. (Retail)	5,817	50,782
Plexus Corp.* (Electronics)	3,047	69,289
PMI Group, Inc. (Insurance)	3,324	136,517
PNM Resources, Inc. (Electric)	4,709	115,323
Polo Ralph Lauren Corp. (Apparel)	1,662	93,305
Polycom, Inc.* (Telecommunications)	3,047	46,619
Potlatch Corp. (Forest Products & Paper)	1,939	98,850
Powerwave Technologies, Inc.* (Telecommunications)	4,986	62,674
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,263	272,676
Pride International, Inc.* (Oil & Gas)	10,803	332,191
Protective Life Corp. (Insurance)	4,709	206,113
Protein Design Labs, Inc.* (Biotechnology)	3,047	86,596
Puget Energy, Inc. (Electric)	7,756	158,378
Quanta Services, Inc.* (Commercial Services)	8,033	105,794
Questar Corp. (Pipelines)	2,493	188,720

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Quicksilver Resources, Inc.* (Oil & Gas)	1,108	$46,547
Raymond James Financial Corp. (Diversified Financial Services)	2,493	93,911
Rayonier, Inc. (Forest Products & Paper)	5,263	209,731
Reader’s Digest Association, Inc. (Media)	6,648	101,183
Regency Centers Corp. (REIT)	4,709	277,596
Regis Corp. (Retail)	1,385	53,419
Rent-A-Center, Inc.* (Commercial Services)	2,216	41,794
Republic Services, Inc. (Environmental Control)	4,709	176,822
Reynolds & Reynolds Co. (Computers)	2,216	62,203
RF Micro Devices, Inc.* (Telecommunications)	7,756	41,960
RPM, Inc. (Chemicals)	8,033	139,533
RSA Security, Inc.* (Internet)	3,047	34,218
Ruby Tuesday, Inc. (Retail)	1,385	35,858
Ruddick Corp. (Food)	2,493	53,051
Saks, Inc.* (Retail)	9,418	158,787
SCANA Corp. (Electric)	7,756	305,431
Scholastic Corp.* (Media)	2,493	71,075
Semtech Corp.* (Semiconductors)	1,662	30,348
Sensient Technologies Corp. (Chemicals)	3,324	59,500
Sequa Corp.—Class A* (Aerospace/Defense)	554	38,254
Sierra Pacific Resources* (Electric)	12,465	162,544
Smith International, Inc. (Oil & Gas Services)	6,925	256,986
Smithfield Foods, Inc.* (Food)	6,648	203,428
Sonoco Products Co. (Packaging & Containers)	6,648	195,451
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	3,047	55,943
SPX Corp. (Miscellaneous Manufacturing)	4,432	202,853
SRA International, Inc.—Class A* (Computers)	831	25,379
StanCorp Financial Group, Inc. (Insurance)	3,601	179,870
Steel Dynamics, Inc. (Iron/Steel)	2,493	88,526
STERIS Corp. (Healthcare—Products)	2,216	55,444
SVB Financial Group* (Banks)	1,385	64,873
Swift Transportation Co., Inc.* (Transportation)	3,601	73,100
Sybase, Inc.* (Software)	2,216	48,442
Synopsys, Inc.* (Computers)	6,648	133,359
TCF Financial Corp. (Banks)	3,878	105,249
Tech Data Corp.* (Distribution/Wholesale)	3,878	153,879
Tecumseh Products Co. (Machinery—Diversified)	1,385	31,730
Teleflex, Inc. (Miscellaneous Manufacturing)	1,662	107,997
Telephone & Data Systems, Inc. (Telecommunications)	6,925	249,508
Texas Regional Bancshares, Inc.—Class A (Banks)	1,108	31,356
The Brink’s Co. (Miscellaneous Manufacturing)	3,878	185,795
The Colonial BancGroup, Inc. (Banks)	10,526	250,729
The Macerich Co. (REIT)	2,770	185,978
The Scotts Co.—Class A (Household Products/Wares)	1,385	62,657
Thomas & Betts Corp.* (Electronics)	3,601	151,098
Tidewater, Inc. (Oil & Gas Services)	4,155	184,731
Timken Co. (Metal Fabricate/Hardware)	5,540	177,391
Tootsie Roll Industries, Inc. (Food)	831	24,041
Transaction Systems Architect, Inc.* (Software)	1,662	47,849
Triad Hospitals, Inc.* (Healthcare—Services)	5,817	228,201
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,047	134,281
TriQuint Semiconductor, Inc.* (Semiconductors)	9,418	41,910
Tupperware Corp. (Household Products/Wares)	3,601	80,662
United Dominion Realty Trust, Inc. (REIT)	9,418	220,758
United Rentals, Inc.* (Commercial Services)	4,432	103,664

Common Stocks, continued
	Shares	Value
Unitrin, Inc. (Insurance)	3,047	$137,267
Universal Corp. (Agriculture)	1,662	72,064
Universal Health Services, Inc.—Class B (Healthcare—Services)	1,385	64,735
UTStarcom, Inc.* (Telecommunications)	3,324	26,791
Valassis Communications, Inc.* (Commercial Services)	1,385	40,262
Valeant Pharmaceuticals International (Pharmaceuticals)	3,324	60,098
Valspar Corp. (Chemicals)	3,324	82,003
Varian, Inc.* (Electronics)	831	33,065
VCA Antech, Inc.* (Pharmaceuticals)	2,770	78,114
Vectren Corp. (Gas)	5,263	142,943
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,770	76,646
Vishay Intertechnology, Inc.* (Electronics)	12,465	171,518
W.R. Berkley Corp. (Insurance)	3,047	145,098
Washington Federal, Inc. (Savings & Loans)	5,817	133,733
Washington Post Co.—Class B (Media)	277	211,906
Webster Financial Corp. (Banks)	3,601	168,887
Weingarten Realty Investors (REIT)	3,324	125,680
Werner Enterprises, Inc. (Transportation)	3,601	70,940
Westamerica Bancorp (Banks)	1,108	58,802
Westar Energy, Inc. (Electric)	5,817	125,066
Westwood One, Inc. (Media)	1,939	31,606
WGL Holdings, Inc. (Gas)	3,324	99,919
Wilmington Trust Corp. (Banks)	4,709	183,227
Wind River Systems, Inc.* (Software)	3,324	49,095
Wisconsin Energy Corp. (Electric)	8,033	313,770
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,986	95,781
WPS Resources Corp. (Electric)	2,770	153,209
Yellow Roadway Corp.* (Transportation)	3,878	172,998

TOTAL COMMON STOCKS (Cost $31,900,685)		37,173,442

TOTAL INVESTMENT SECURITIES (Cost $31,900,685)—99.9%		37,173,442
Net other assets (liabilities)—0.1%		51,781

NET ASSETS—100.0%		$37,225,223

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $148,360)	2	$(1,157)

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.1%
Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.2%
Apparel	0.3%
Auto Parts & Equipment	1.5%
Banks	5.7%
Beverages	0.2%
Biotechnology	1.0%
Building Materials	0.4%
Chemicals	5.0%
Coal	1.8%
Commercial Services	3.3%
Computers	2.4%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.0%
Electric	10.2%
Electrical Components & Equipment	0.7%
Electronics	2.8%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.6%
Food	1.7%
Forest Products & Paper	1.5%
Gas	1.6%
Hand/Machine Tools	0.3%
Healthcare—Products	1.4%
Healthcare—Services	1.3%
Holding Companies—Diversified	0.4%
Home Builders	0.2%

Home Furnishings	0.2%
Household Products/Wares	0.8%
Insurance	7.9%
Internet	0.7%
Iron/Steel	0.2%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	0.8%
Media	2.1%
Metal Fabricate/Hardware	1.5%
Miscellaneous Manufacturing	3.6%
Office Furnishings	0.5%
Oil & Gas	2.5%
Oil & Gas Services	2.2%
Packaging & Containers	0.8%
Pharmaceuticals	0.9%
Pipelines	1.4%
Real Estate Investment Trust	6.3%
Retail	5.3%
Savings & Loans	1.8%
Semiconductors	4.1%
Software	1.4%
Telecommunications	2.5%
Textiles	0.3%
Transportation	2.5%
Trucking & Leasing	0.3%
Water	0.3%
Other**	0.1%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.0%)
	Shares	Value
99 Cents Only Stores* (Retail)	3,052	$31,924
Abercrombie & Fitch Co.—Class A (Retail)	8,284	539,951
Activision, Inc.* (Software)	26,160	359,439
Adesa, Inc. (Commercial Services)	3,488	85,177
ADTRAN, Inc. (Telecommunications)	3,488	103,733
Advance Auto Parts, Inc.* (Retail)	10,464	454,765
Advanced Medical Optics, Inc.* (Healthcare—Products)	2,180	91,124
Advent Software, Inc.* (Software)	436	12,605
Aeropostale, Inc.* (Retail)	5,232	137,602
Airgas, Inc. (Chemicals)	2,180	71,722
AirTran Holdings, Inc.* (Airlines)	8,284	132,793
Alliance Data Systems Corp.* (Commercial Services)	6,540	232,824
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,488	265,681
American Eagle Outfitters, Inc. (Retail)	12,644	290,559
AmeriCredit Corp.* (Diversified Financial Services)	6,104	156,446
Ametek, Inc. (Electrical Components & Equipment)	4,360	185,474
Amphenol Corp.—Class A (Electronics)	8,284	366,650
AnnTaylor Stores Corp.* (Retail)	3,052	105,355
Anteon International Corp.* (Computers)	3,052	165,876
Applebee’s International, Inc. (Retail)	7,412	167,437
Apria Healthcare Group, Inc.* (Healthcare—Services)	4,796	115,632
Aqua America, Inc. (Water)	6,104	166,639
Arch Coal, Inc. (Coal)	3,052	242,634
Arthur J. Gallagher & Co. (Insurance)	5,232	161,564
Avocent Corp.* (Internet)	1,744	47,419
Barnes & Noble, Inc. (Retail)	1,744	74,416
Barr Laboratories, Inc.* (Pharmaceuticals)	10,464	651,803
Beazer Homes USA, Inc. (Home Builders)	2,616	190,549
Beckman Coulter, Inc. (Healthcare—Products)	6,104	347,318
Boyd Gaming Corp. (Lodging)	2,180	103,899
Brinker International, Inc. (Retail)	5,668	219,125
Brown & Brown, Inc. (Insurance)	10,464	319,571
C.H. Robinson Worldwide, Inc. (Transportation)	16,132	597,368
Cabot Microelectronics Corp.* (Chemicals)	2,180	63,939
Cadence Design Systems, Inc.* (Computers)	10,900	184,428
Career Education Corp.* (Commercial Services)	9,156	308,740
Carmax, Inc.* (Retail)	3,924	108,616
Catalina Marketing Corp. (Advertising)	3,924	99,474
Cathay Bancorp, Inc. (Banks)	2,616	94,019
CDW Corp. (Distribution/Wholesale)	6,104	351,407
Cephalon, Inc.* (Pharmaceuticals)	5,668	366,946
Ceridian Corp.* (Computers)	5,232	130,015
Certegy, Inc. (Software)	6,104	247,578
Charles River Laboratories International, Inc.* (Biotechnology)	3,924	166,260
CheckFree Corp.* (Internet)	3,488	160,099
Cheesecake Factory, Inc.* (Retail)	7,412	277,135
Chico’s FAS, Inc.* (Retail)	17,440	766,138
Choicepoint, Inc.* (Commercial Services)	8,720	388,126
Church & Dwight, Inc. (Household Products/Wares)	6,104	201,615
City National Corp. (Banks)	2,180	157,919
Claire’s Stores, Inc. (Retail)	5,232	152,879
Cognizant Technology Solutions Corp.* (Computers)	13,080	658,578
Commerce Bancorp, Inc. (Banks)	16,568	570,106
Community Health Systems, Inc.* (Healthcare—Services)	8,284	317,609
Cooper Cameron Corp.* (Oil & Gas Services)	4,360	180,504

Common Stocks, continued
	Shares	Value
Copart, Inc.* (Retail)	6,540	$150,812
Corinthian Colleges, Inc.* (Commercial Services)	8,720	102,722
Covance, Inc.* (Healthcare—Services)	3,488	169,342
Cree Research, Inc.* (Semiconductors)	7,412	187,079
CSG Systems International, Inc.* (Software)	4,796	107,047
Cullen/Frost Bankers, Inc. (Banks)	1,744	93,618
Cypress Semiconductor Corp.* (Semiconductors)	4,360	62,130
CYTYC Corp.* (Healthcare—Products)	10,900	307,707
Dean Foods Co.* (Food)	6,540	246,296
Deluxe Corp. (Commercial Services)	2,616	78,846
Denbury Resources, Inc.* (Oil & Gas)	10,900	248,302
DENTSPLY International, Inc. (Healthcare—Products)	7,412	397,950
DeVry, Inc.* (Commercial Services)	3,488	69,760
Diebold, Inc. (Computers)	2,616	99,408
Dollar Tree Stores, Inc.* (Retail)	6,540	156,568
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,540	207,972
DST Systems, Inc.* (Computers)	6,104	365,691
Dun & Bradstreet Corp.* (Software)	3,052	204,362
Eaton Vance Corp. (Diversified Financial Services)	12,644	345,940
Education Management Corp.* (Commercial Services)	6,540	219,155
Edwards Lifesciences Corp.* (Healthcare—Products)	3,488	145,136
Emmis Communications Corp.* (Media)	1,308	26,042
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,104	303,919
Ensco International, Inc. (Oil & Gas)	6,540	290,049
Entercom Communications Corp.* (Media)	1,308	38,808
Equitable Resources, Inc. (Pipelines)	5,232	191,962
Everest Re Group, Ltd. (Insurance)	3,052	306,268
Expeditors International of Washington, Inc. (Transportation)	10,028	676,990
F5 Networks, Inc.* (Internet)	3,924	224,414
Fair Isaac Corp. (Software)	6,104	269,614
Fastenal Co. (Distribution/Wholesale)	11,772	461,345
Fidelity National Financial, Inc. (Insurance)	8,720	320,809
Flowserve Corp.* (Machinery—Diversified)	2,180	86,241
FMC Technologies, Inc.* (Oil & Gas Services)	3,052	130,992
GameStop Corp.* (Retail)	5,668	180,356
Gartner Group, Inc.* (Commercial Services)	2,180	28,122
Gen-Probe, Inc.* (Healthcare—Products)	4,796	233,997
Gentex Corp. (Electronics)	7,848	153,036
Graco, Inc. (Machinery—Diversified)	6,540	238,579
Granite Construction, Inc. (Engineering & Construction)	1,308	46,970
Grant Prideco, Inc.* (Oil & Gas Services)	12,208	538,617
Greater Bay Bancorp (Banks)	2,616	67,022
GTECH Holdings Corp. (Entertainment)	11,772	373,643
Harman International Industries, Inc. (Home Furnishings)	6,104	597,276
Harris Corp. (Telecommunications)	7,412	318,790
Harte-Hanks, Inc. (Advertising)	3,488	92,048
Health Net, Inc.* (Healthcare—Services)	7,412	382,089
Helmerich & Payne, Inc. (Oil & Gas)	2,180	134,964
Henry Schein, Inc.* (Healthcare—Products)	5,668	247,352
Herman Miller, Inc. (Office Furnishings)	2,616	73,745
HNI Corp. (Office Furnishings)	2,180	119,747
Hormel Foods Corp. (Food)	3,052	99,739

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	3,488	$173,144
INAMED Corp.* (Healthcare—Products)	3,488	305,828
Independence Community Bank Corp. (Savings & Loans)	3,488	138,578
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,488	136,102
International Rectifier Corp.* (Semiconductors)	3,052	97,359
International Speedway Corp. (Entertainment)	1,744	83,538
Intuitive Surgical, Inc.* (Healthcare—Products)	3,488	409,037
Investors Financial Services Corp. (Banks)	6,104	224,810
Invitrogen Corp.* (Biotechnology)	5,232	348,661
ITT Educational Services, Inc.* (Commercial Services)	3,488	206,176
IVAX Corp.* (Pharmaceuticals)	20,928	655,673
Jack Henry & Associates, Inc. (Computers)	6,976	133,102
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,668	384,687
JetBlue Airways Corp.* (Airlines)	14,388	221,287
JM Smucker Co. (Food)	2,180	95,920
Joy Global, Inc. (Machinery—Construction & Mining)	4,360	174,400
Korn/Ferry International* (Commercial Services)	1,308	24,447
Lam Research Corp.* (Semiconductors)	5,668	202,234
Laureate Education, Inc.* (Commercial Services)	2,180	114,472
Lee Enterprises, Inc. (Media)	2,180	80,464
Legg Mason, Inc. (Diversified Financial Services)	11,772	1,408,990
Leucadia National Corp. (Holding Companies—Diversified)	3,488	165,540
LifePoint Hospitals, Inc.* (Healthcare—Services)	5,232	196,200
Lincare Holdings, Inc.* (Healthcare—Services)	9,156	383,728
Macrovision Corp.* (Entertainment)	4,796	80,237
Martek Biosciences Corp.* (Biotechnology)	3,052	75,110
Martin Marietta Materials (Building Materials)	1,744	133,800
McAfee, Inc.* (Internet)	16,132	437,661
McDATA Corp.—Class A* (Computers)	6,540	24,852
MEMC Electronic Materials, Inc.* (Semiconductors)	5,232	115,993
Michaels Stores, Inc. (Retail)	8,720	308,426
Micrel, Inc.* (Semiconductors)	2,616	30,346
Microchip Technology, Inc. (Semiconductors)	12,644	406,504
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,336	109,959
Mine Safety Appliances Co. (Environmental Control)	1,308	47,363
Mohawk Industries, Inc.* (Textiles)	3,488	303,386
Moneygram International, Inc. (Software)	3,488	90,967
MSC Industrial Direct Co.—Class A (Retail)	2,616	105,216
National Instruments Corp. (Computers)	3,052	97,817
Navigant Consulting Co.* (Commercial Services)	2,616	57,500
Newfield Exploration Co.* (Oil & Gas)	12,208	611,255
Noble Energy, Inc. (Oil & Gas)	16,568	667,689
O’Reilly Automotive, Inc.* (Retail)	5,668	181,433
Omnicare, Inc. (Pharmaceuticals)	7,412	424,115
Outback Steakhouse, Inc. (Retail)	3,488	145,136
Overseas Shipholding Group, Inc. (Transportation)	1,308	65,910
Pacific Sunwear of California, Inc.* (Retail)	6,976	173,842
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,052	95,650
Patterson-UTI Energy, Inc. (Oil & Gas)	16,568	545,916

Common Stocks, continued
	Shares	Value
Peabody Energy Corp. (Coal)	4,360	$359,351
Pentair, Inc. (Miscellaneous Manufacturing)	3,488	120, 406
PepsiAmericas, Inc. (Beverages)	2,180	50,707
Perrigo Co. (Pharmaceuticals)	3,488	52,006
Petsmart, Inc. (Retail)	13,516	346,821
Pioneer Natural Resources Co. (Oil & Gas)	12,208	625,904
Plains Exploration & Production Co.* (Oil & Gas)	7,412	294,479
Plantronics, Inc. (Telecommunications)	4,360	123,388
PMI Group, Inc. (Insurance)	3,924	161,159
Pogo Producing Co. (Oil & Gas)	5,668	282,323
Polo Ralph Lauren Corp. (Apparel)	3,488	195,816
Polycom, Inc.* (Telecommunications)	4,796	73,379
Powerwave Technologies, Inc.* (Telecommunications)	3,488	43,844
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,232	271,070
Protein Design Labs, Inc.* (Biotechnology)	6,540	185,867
Questar Corp. (Pipelines)	4,796	363,057
Quicksilver Resources, Inc.* (Oil & Gas)	4,796	201,480
Radian Group, Inc. (Insurance)	7,848	459,814
Raymond James Financial Corp. (Diversified Financial Services)	1,744	65,696
Regis Corp. (Retail)	2,616	100,899
Renal Care Group, Inc.* (Healthcare—Services)	6,540	309,407
Rent-A-Center, Inc.* (Commercial Services)	3,924	74,007
Republic Services, Inc. (Environmental Control)	5,232	196,462
Reynolds & Reynolds Co. (Computers)	1,744	48,954
RF Micro Devices, Inc.* (Telecommunications)	7,412	40,099
Rollins, Inc. (Commercial Services)	2,616	51,561
Ross Stores, Inc. (Retail)	13,952	403,213
RSA Security, Inc.* (Internet)	2,616	29,378
Ruby Tuesday, Inc. (Retail)	3,924	101,592
SanDisk Corp.* (Computers)	17,440	1,095,581
SEI Investments Co. (Software)	6,104	225,848
Semtech Corp.* (Semiconductors)	4,360	79,614
Sepracor, Inc.* (Pharmaceuticals)	10,028	517,445
Silicon Laboratories, Inc.* (Semiconductors)	4,360	159,838
Smith International, Inc. (Oil & Gas Services)	9,156	339,779
Southwestern Energy Co.* (Oil & Gas)	15,696	564,114
SRA International, Inc.—Class A* (Computers)	2,180	66,577
Stericycle, Inc.* (Environmental Control)	4,360	256,716
STERIS Corp. (Healthcare—Products)	3,488	87,270
SVB Financial Group* (Banks)	1,308	61,267
Sybase, Inc.* (Software)	5,668	123,902
Synopsys, Inc.* (Computers)	4,360	87,462
TCF Financial Corp. (Banks)	5,232	141,996
Techne Corp.* (Healthcare—Products)	3,924	220,333
Teleflex, Inc. (Miscellaneous Manufacturing)	1,308	84,994
Texas Regional Bancshares, Inc.—Class A (Banks)	2,180	61,694
The Corporate Executive Board Co. (Commercial Services)	3,924	351,983
The Macerich Co. (REIT)	1,744	117,092
The Ryland Group, Inc. (Home Builders)	4,360	314,487
The Scotts Co.—Class A (Household Products/Wares)	2,180	98,623
The Timberland Co.—Class A* (Apparel)	5,232	170,302
Thor Industries, Inc. (Home Builders)	3,488	139,764
Toll Brothers, Inc.* (Home Builders)	11,336	392,680

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Tootsie Roll Industries, Inc. (Food)	1,308	$37,840
Transaction Systems Architect, Inc.* (Software)	1,308	37,657
Universal Health Services, Inc.—Class B (Healthcare—Services)	3,052	142,650
Urban Outfitters, Inc.* (Retail)	10,464	264,844
UTStarcom, Inc.* (Telecommunications)	5,232	42,170
Valassis Communications, Inc.* (Commercial Services)	2,616	76,047
Valeant Pharmaceuticals International (Pharmaceuticals)	4,360	78,829
Valspar Corp. (Chemicals)	4,796	118,318
Varian Medical Systems, Inc.* (Healthcare—Products)	12,644	636,498
Varian, Inc.* (Electronics)	1,744	69,394
VCA Antech, Inc.* (Pharmaceuticals)	3,924	110,657
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,232	144,769
W.R. Berkley Corp. (Insurance)	6,540	311,435
Waddell & Reed Financial, Inc. (Diversified Financial Services)	7,848	164,573
Washington Post Co.—Class B (Media)	436	333,541
Weingarten Realty Investors (REIT)	3,052	115,396
Westamerica Bancorp (Banks)	1,744	92,554
Western Digital Corp.* (Computers)	20,492	381,356
Western Gas Resources, Inc. (Pipelines)	5,668	266,906
Westwood One, Inc. (Media)	3,488	56,854
Whole Foods Market, Inc. (Food)	13,080	1,012,262
Williams Sonoma, Inc.* (Retail)	10,900	470,335
Wind River Systems, Inc.* (Software)	2,616	38,638
Zebra Technologies Corp.* (Machinery-Diversified)	6,540	280,239

TOTAL COMMON STOCKS (Cost $47,953,279)		52,742,314

Repurchase Agreements (0.4%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $232,097 (Collateralized by $216,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $236,896)	$232,000	232,000

TOTAL REPURCHASE AGREEMENTS (Cost $232,000)		232,000

TOTAL INVESTMENT SECURITIES (Cost $48,185,279)—100.4%		52,974,314
Net other assets (liabilities)—(0.4)%		(220,553)

NET ASSETS—100.0%		$52,753,761

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $148,360)	2	$(1,157)

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.4%
Aerospace/Defense	0.5%
Airlines	0.7%
Apparel	0.7%
Banks	3.0%
Beverages	0.1%
Biotechnology	2.0%
Building Materials	0.3%
Chemicals	0.5%
Coal	1.1%
Commercial Services	4.7%
Computers	6.7%
Distribution/Wholesale	1.5%
Diversified Financial Services	4.3%
Electrical Components & Equipment	0.9%
Electronics	1.1%
Engineering & Construction	0.8%
Entertainment	1.0%
Environmental Control	0.9%
Food	2.8%
Healthcare—Products	6.5%
Healthcare—Services	3.8%
Holding Companies—Diversified	0.3%
Home Builders	2.3%
Home Furnishings	1.1%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	1.7%
Lodging	0.2%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	0.8%
Office Furnishings	0.4%
Oil & Gas	8.5%
Oil & Gas Services	2.3%
Pharmaceuticals	5.6%
Pipelines	1.6%
Real Estate Investment Trust	0.4%
Retail	12.2%
Savings & Loans	0.3%
Semiconductors	2.5%
Software	3.3%
Telecommunications	1.4%
Textiles	0.6%
Transportation	2.5%
Water	0.3%
Other**	NM

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.3%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	489	$7,672
A.M. Castle & Co.* (Metal Fabricate/Hardware)	978	21,360
AAR Corp.* (Aerospace/Defense)	3,260	78,077
Aaron Rents, Inc. (Commercial Services)	2,445	51,541
ABM Industries, Inc. (Commercial Services)	3,749	73,293
Acadia Realty Trust (REIT)	3,097	62,095
Actel Corp.* (Semiconductors)	2,445	31,125
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,401	139,952
Adaptec, Inc.* (Telecommunications)	11,084	64,509
Administaff, Inc. (Commercial Services)	1,304	54,833
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,771	32,781
Aeroflex, Inc.* (Telecommunications)	4,401	47,311
Agilysys, Inc. (Computers)	2,934	53,457
Albany International Corp.—Class A (Machinery-Diversified)	1,956	70,729
Aleris International, Inc.* (Environmental Control)	3,097	99,847
ALLETE, Inc. (Electric)	2,934	129,095
Alliance One International, Inc. (Agriculture)	8,476	33,056
Alpharma, Inc. (Pharmaceuticals)	2,771	79,001
Altiris, Inc.* (Software)	815	13,765
AMCOL International Corp. (Mining)	1,141	23,413
American Italian Pasta Co. (Food)	1,793	12,192
American States Water Co. (Water)	1,630	50,204
Analogic Corp. (Electronics)	652	31,198
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	978	29,673
Angelica Corp. (Textiles)	978	16,176
Anixter International, Inc. (Telecommunications)	3,097	121,154
Apogee Enterprises, Inc. (Building Materials)	2,771	44,946
Applied Industrial Technologies, Inc. (Machinery—Diversified)	2,445	82,372
Applied Signal Technology, Inc. (Telecommunications)	1,141	25,901
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,956	102,103
Arch Chemicals, Inc. (Chemicals)	2,282	68,232
Arctic Cat, Inc. (Leisure Time)	652	13,079
Arkansas Best Corp. (Transportation)	2,445	106,798
Armor Holdings, Inc.* (Aerospace/Defense)	1,467	62,568
ArQule, Inc.* (Biotechnology)	1,793	10,973
Artesyn Technologies, Inc.* (Electrical Components & Equipment)	3,912	40,294
Ashworth, Inc.* (Apparel)	1,304	11,019
Astec Industries, Inc.* (Machinery—Construction & Mining)	1,630	53,236
ATMI, Inc.* (Semiconductors)	2,282	63,828
Atmos Energy Corp. (Gas)	7,824	204,676
Atwood Oceanics, Inc.* (Oil & Gas)	652	50,876
Audiovox Corp.—Class A* (Telecommunications)	1,956	27,110
Avid Technology, Inc.* (Software)	2,608	142,814
Avista Corp. (Electric)	4,727	83,715
Axcelis Technologies, Inc.* (Semiconductors)	9,780	46,651
Aztar Corp.* (Lodging)	1,630	49,536
Baldor Electric Co. (Hand/Machine Tools)	2,771	71,076
Bally Total Fitness Holding Corp.* (Leisure Time)	3,260	20,473
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	2,119	29,666
BankUnited Financial Corp.—Class A (Savings & Loans)	1,630	43,309
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,630	53,790

Common Stocks, continued
	Shares	Value
Bassett Furniture Industries, Inc. (Home Furnishings)	1,141	$21,109
Bel Fuse, Inc.—Class B (Electronics)	652	20,734
Belden, Inc. (Electrical Components & Equipment)	4,238	103,534
Bell Microproducts, Inc.* (Distribution/Wholesale)	2,934	22,445
Benchmark Electronics, Inc.* (Electronics)	4,075	137,042
Black Box Corp. (Telecommunications)	978	46,338
Blue Coat Systems, Inc.* (Internet)	652	29,809
Boston Private Financial Holdings, Inc. (Banks)	1,467	44,626
Bowne & Co., Inc. (Commercial Services)	3,097	45,959
Brady Corp.—Class A (Electronics)	2,934	106,152
Briggs & Stratton Corp. (Machinery—Diversified)	5,053	196,006
Brightpoint, Inc.* (Distribution/Wholesale)	2,608	72,320
Brookline Bancorp, Inc. (Savings & Loans)	6,031	85,459
Brooks Automation, Inc.* (Semiconductors)	7,172	89,864
Brown Shoe Co., Inc. (Retail)	1,793	76,077
Brush Engineered Materials, Inc.* (Mining)	1,793	28,509
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,260	26,243
Building Materials Holding Corp. (Distribution/Wholesale)	815	55,591
Burlington Coat Factory Warehouse Corp. (Retail)	1,630	65,542
C&D Technologies, Inc. (Electrical Components & Equipment)	2,445	18,631
C-COR.net Corp.* (Telecommunications)	4,727	22,973
Cambrex Corp. (Biotechnology)	2,608	48,952
Captaris, Inc.* (Software)	2,771	10,225
Caraustar Industries, Inc.* (Forest Products & Paper)	2,771	24,080
Carpenter Technology Corp. (Iron/Steel)	2,119	149,326
Carreker Corp.* (Computers)	1,141	5,694
Cascade Natural Gas Corp. (Gas)	1,141	22,261
Casey’s General Stores, Inc. (Retail)	4,890	121,271
Cash America International, Inc. (Retail)	1,793	41,580
Catapult Communications Corp.* (Computers)	326	4,822
CCE Spinco, Inc.* (Commercial Services)	4,727	61,924
CDI Corp. (Commercial Services)	1,141	31,263
Central Pacific Financial Corp. (Banks)	1,630	58,550
Central Parking Corp. (Commercial Services)	1,793	24,600
Central Vermont Public Service Corp. (Electric)	1,141	20,549
Century Aluminum Co.* (Mining)	2,282	59,811
CH Energy Group, Inc. (Electric)	1,304	59,854
Champion Enterprises, Inc.* (Home Builders)	4,890	66,602
Chaparral Steel Co.* (Iron/Steel)	2,282	69,031
Checkpoint Systems, Inc.* (Electronics)	2,119	52,233
Chemed Corp. (Commercial Services)	2,445	121,468
Chesapeake Corp. (Packaging & Containers)	1,956	33,213
Chittenden Corp. (Banks)	4,564	126,925
Ciber, Inc.* (Computers)	5,379	35,501
Clarcor, Inc. (Miscellaneous Manufacturing)	2,934	87,169
CLECO Corp. (Electric)	4,890	101,957
Cleveland-Cliffs, Inc. (Iron/Steel)	1,141	101,058
Coachmen Industries, Inc. (Home Builders)	1,304	15,400
Cognex Corp. (Machinery—Diversified)	2,771	83,379
Coherent, Inc.* (Electronics)	3,097	91,919
Cohu, Inc. (Semiconductors)	1,467	33,550
Colonial Properties Trust (REIT)	4,401	184,754
Commercial Metals Co. (Metal Fabricate/Hardware)	5,705	214,165

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Commercial NET Lease Realty (REIT)	5,216	$106,250
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	978	33,027
Community Bank System, Inc. (Banks)	2,934	66,162
CONMED Corp.* (Healthcare—Products)	1,793	42,422
Consolidated Graphics, Inc.* (Commercial Services)	1,141	54,015
Corn Products International, Inc. (Food)	7,172	171,338
Cost Plus, Inc.* (Retail)	1,141	19,568
CPI Corp. (Commercial Services)	652	12,199
Cross Country Healthcare, Inc.* (Commercial Services)	815	14,491
CryoLife, Inc.* (Biotechnology)	1,304	4,355
CTS Corp. (Electronics)	3,423	37,858
Cubic Corp. (Electronics)	1,467	29,281
Cyberonics, Inc.* (Healthcare—Products)	815	26,325
Cymer, Inc.* (Electronics)	1,793	63,669
Datascope Corp. (Healthcare—Products)	1,141	37,710
Delphi Financial Group, Inc.—Class A (Insurance)	2,771	127,494
Deltic Timber Corp. (Forest Products & Paper)	815	42,266
Digi International, Inc.* (Software)	1,956	20,518
Dime Community Bancshares, Inc. (Savings & Loans)	1,467	21,433
Ditech Communications Corp.* (Telecommunications)	3,097	25,860
DJ Orthopedics, Inc.* (Healthcare—Products)	1,304	35,964
Downey Financial Corp. (Savings & Loans)	978	66,885
Dress Barn, Inc.* (Retail)	978	37,761
Drew Industries, Inc.* (Building Materials)	1,141	32,165
Drill-Quip, Inc.* (Oil & Gas Services)	326	15,387
DRS Technologies, Inc. (Aerospace/Defense)	1,467	75,433
DSP Group, Inc.* (Semiconductors)	1,141	28,593
EastGroup Properties, Inc. (REIT)	2,119	95,694
EDO Corp. (Aerospace/Defense)	652	17,643
EGL, Inc.* (Transportation)	3,097	116,354
El Paso Electric Co.* (Electric)	4,727	99,456
Electro Scientific Industries, Inc.* (Electronics)	2,771	66,920
ElkCorp (Building Materials)	815	27,433
EMCOR Group, Inc.* (Engineering & Construction)	1,467	99,067
Energen Corp. (Gas)	7,172	260,487
Entertainment Properties Trust (REIT)	2,445	99,634
Enzo Biochem, Inc.* (Biotechnology)	1,304	16,196
ESS Technology, Inc.* (Semiconductors)	3,423	11,741
Essex Property Trust, Inc. (REIT)	1,304	120,229
Esterline Technologies Corp.* (Aerospace/Defense)	2,445	90,930
Ethan Allen Interiors, Inc. (Home Furnishings)	1,956	71,452
Exar Corp.* (Semiconductors)	3,423	42,856
FEI Co.* (Electronics)	1,141	21,873
Fidelity Bankshares, Inc. (Savings & Loans)	978	31,981
Filenet Corp.* (Software)	2,282	58,990
Financial Federal Corp. (Diversified Financial Services)	652	28,981
First BanCorp. (Banks)	7,824	97,096
First Midwest Bancorp, Inc. (Banks)	2,608	91,436
First Republic Bank (Banks)	1,141	42,228
FirstFed Financial Corp.* (Savings & Loans)	652	35,547
Fleetwood Enterprises, Inc.* (Home Builders)	6,194	76,496
Florida Rock Industries, Inc. (Building Materials)	1,630	79,968
Flowers Foods, Inc. (Food)	5,053	139,261

Common Stocks, continued
	Shares	Value
Franklin Bank Corp. Houston* (Savings & Loans)	1,793	$32,256
Fred’s, Inc. (Retail)	3,912	63,648
Frontier Airlines, Inc.* (Airlines)	3,586	33,135
Fuller (H.B.) Co. (Chemicals)	2,771	88,866
G & K Services, Inc. (Textiles)	1,141	44,784
Gardner Denver, Inc.* (Machinery—Diversified)	1,467	72,323
General Communication, Inc.—Class A* (Telecommunications)	1,630	16,838
Gentiva Health Services, Inc.* (Healthcare—Services)	2,282	33,637
Georgia Gulf Corp. (Chemicals)	3,260	99,168
Gerber Scientific, Inc.* (Machinery—Diversified)	2,119	20,279
Gevity HR, Inc. (Commercial Services)	1,956	50,308
Glacier Bancorp, Inc. (Banks)	1,467	44,083
Glenborough Realty Trust, Inc. (REIT)	3,423	61,956
Global Imaging Systems, Inc.* (Office/Business Equipment)	815	28,223
Gold Banc Corp., Inc. (Banks)	1,956	35,638
Green Mountain Power Corp. (Electric)	489	14,069
Griffon Corp.* (Miscellaneous Manufacturing)	2,445	58,215
Group 1 Automotive, Inc.* (Retail)	2,119	66,600
Gymboree Corp.* (Apparel)	1,956	45,770
Haemonetics Corp.* (Healthcare—Products)	978	47,785
Hain Celestial Group, Inc.* (Food)	2,934	62,083
Hancock Fabrics, Inc. (Retail)	1,793	7,298
Harland (John H.) Co. (Household Products/Wares)	978	36,773
Harmonic, Inc.* (Telecommunications)	4,890	23,717
Haverty Furniture Cos., Inc. (Retail)	2,119	27,314
Healthcare Services Group, Inc. (Commercial Services)	1,467	30,382
Heidrick & Struggles International, Inc.* (Commercial Services)	1,141	36,569
Hologic, Inc.* (Healthcare—Products)	2,119	80,353
Hooper Holmes, Inc. (Commercial Services)	6,357	16,210
Hub Group, Inc.* (Transportation)	1,956	69,145
Hudson United Bancorp (Banks)	2,608	108,701
Hughes Supply, Inc. (Distribution/Wholesale)	6,520	233,742
Hutchinson Technology, Inc.* (Computers)	2,445	69,560
Hyperion Solutions Corp.* (Software)	2,608	93,419
IDEX Corp. (Machinery—Diversified)	2,771	113,916
IHOP Corp. (Retail)	978	45,878
Infinity Property & Casualty Corp. (Insurance)	1,956	72,783
Infospace, Inc.* (Internet)	1,467	37,879
Input/Output, Inc.* (Oil & Gas Services)	6,846	48,127
Insight Enterprises, Inc.* (Retail)	4,564	89,499
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,467	28,416
Inter-Tel, Inc. (Software)	1,141	22,329
Interface, Inc.—Class A* (Office Furnishings)	4,727	38,856
Intermagnetics General Corp.* (Electrical Components & Equipment)	978	31,198
Invacare Corp. (Healthcare—Products)	1,630	51,329
Irwin Financial Corp. (Banks)	815	17,457
Itron, Inc.* (Electronics)	1,141	45,686
J & J Snack Foods Corp. (Food)	326	19,368
J. Jill Group, Inc.* (Retail)	1,141	21,713
Jack in the Box, Inc.* (Retail)	1,304	45,549
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,608	54,611
JDA Software Group, Inc.* (Software)	1,630	27,726
JLG Industries, Inc. (Machinery—Construction & Mining)	2,771	126,524

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Jo-Ann Stores, Inc.* (Retail)	2,282	$26,928
Jos. A. Bank Clothiers, Inc.* (Retail)	163	7,076
K2, Inc.* (Leisure Time)	4,564	46,143
Kaman Corp.—Class A (Aerospace/Defense)	2,282	44,933
Kansas City Southern Industries, Inc.* (Transportation)	7,172	175,211
Kaydon Corp. (Metal Fabricate/Hardware)	2,771	89,060
Keane, Inc.* (Software)	4,401	48,455
Keithley Instruments, Inc. (Electronics)	1,467	20,509
Kellwood Co. (Apparel)	2,771	66,171
Kilroy Realty Corp. (REIT)	1,793	110,987
Kirby Corp.* (Transportation)	978	51,022
Kopin Corp.* (Semiconductors)	3,423	18,313
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,053	44,669
La-Z-Boy, Inc. (Home Furnishings)	5,053	68,519
Labor Ready, Inc.* (Commercial Services)	2,608	54,299
Laclede Group, Inc. (Gas)	2,119	61,896
Lance, Inc. (Food)	2,934	54,660
LandAmerica Financial Group, Inc. (Insurance)	1,630	101,712
Landry’s Restaurants, Inc. (Retail)	815	21,769
Laserscope* (Healthcare—Products)	978	21,966
Lawson Products, Inc. (Metal Fabricate/Hardware)	489	18,455
LCA-Vision, Inc. (Healthcare—Products)	978	46,465
Lennox International, Inc. (Building Materials)	5,542	156,283
Lenox Group, Inc.* (Toys/Games/Hobbies)	1,304	17,265
Lexington Corporate Properties Trust (REIT)	5,053	107,629
Libbey, Inc. (Housewares)	1,304	13,327
Lindsay Manufacturing Co. (Machinery—Diversified)	652	12,538
Linens ‘n Things, Inc.* (Retail)	4,401	117,066
Littelfuse, Inc.* (Electrical Components & Equipment)	1,467	39,976
Lone Star Steakhouse & Saloon, Inc. (Retail)	1,793	42,566
Lone Star Technologies, Inc.* (Oil & Gas Services)	1,630	84,206
Longs Drug Stores Corp. (Retail)	2,608	94,904
Lufkin Industries, Inc. (Oil & Gas Services)	1,467	73,159
Lydall, Inc.* (Miscellaneous Manufacturing)	1,630	13,285
M/I Schottenstein Homes, Inc. (Home Builders)	489	19,863
Macdermid, Inc. (Chemicals)	1,304	36,382
MAF Bancorp, Inc. (Savings & Loans)	1,630	67,449
MagneTek, Inc.* (Electrical Components & Equipment)	2,771	9,006
Manitowoc Co. (Machinery—Diversified)	1,467	73,673
MapInfo Corp.* (Software)	1,956	24,665
Marcus Corp. (Lodging)	2,119	49,796
MarineMax, Inc.* (Retail)	652	20,584
Massey Energy Co. (Coal)	4,564	172,839
Material Sciences Corp.* (Iron/Steel)	1,304	18,386
Maverick Tube Corp.* (Oil & Gas Services)	1,956	77,966
Maximus, Inc. (Commercial Services)	815	29,902
Meade Instruments Corp.* (Electronics)	978	2,670
Mesa Air Group, Inc.* (Airlines)	1,304	13,640
Methode Electronics, Inc.—Class A (Electronics)	3,586	35,752
MGI Pharma, Inc.* (Pharmaceuticals)	3,912	67,130
Micros Systems, Inc.* (Computers)	1,630	78,762
Microsemi Corp.* (Semiconductors)	3,097	85,663
Midas, Inc.* (Commercial Services)	815	14,963
Mobile Mini, Inc.* (Storage/Warehousing)	489	23,179
Monaco Coach Corp. (Home Builders)	2,608	34,686
Moog, Inc.—Class A* (Aerospace/Defense)	1,793	50,885
MRO Software, Inc.* (Software)	1,304	18,308
MTS Systems Corp. (Computers)	1,141	39,524
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,586	98,328

Common Stocks, continued
	Shares	Value
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,097	$45,154
Napster, Inc.* (Software)	2,934	10,328
Nash Finch Co. (Food)	1,304	33,226
National Presto Industries, Inc. (Housewares)	489	21,687
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	652	11,788
NCI Building Systems, Inc* (Building Materials)	2,119	90,015
NCO Group, Inc.* (Commercial Services)	3,097	52,401
NDCHealth Corp.* (Software)	2,445	47,017
Neenah Paper, Inc. (Forest Products & Paper)	1,467	41,076
NETGEAR, Inc.* (Telecommunications)	1,141	21,964
Network Equipment Technologies, Inc.* (Telecommunications)	2,445	10,758
New Century Financial Corp. (REIT)	2,445	88,191
New Jersey Resources Corp. (Gas)	1,304	54,625
Northwest Natural Gas Co. (Gas)	2,608	89,141
Novatel Wireless, Inc.* (Telecommunications)	1,630	19,739
NS Group, Inc.* (Metal Fabricate/Hardware)	1,467	61,335
O’Charley’s, Inc.* (Retail)	2,119	32,866
Oceaneering International, Inc.* (Oil & Gas Services)	978	48,685
Offshore Logistics, Inc.* (Transportation)	1,304	38,077
Old Dominion Freight Line, Inc.* (Transportation)	1,467	39,580
OM Group, Inc.* (Chemicals)	1,467	27,521
Omnova Solutions, Inc.* (Chemicals)	3,912	18,778
On Assignment, Inc.* (Commercial Services)	1,630	17,783
Open Solutions, Inc.* (Software)	652	14,944
Oshkosh Truck Corp. (Auto Manufacturers)	3,260	145,363
Osteotech, Inc.* (Healthcare—Products)	1,630	8,101
Owens & Minor, Inc. (Distribution/Wholesale)	3,912	107,697
Oxford Industries, Inc. (Apparel)	1,304	71,328
PAREXEL International Corp.* (Commercial Services)	1,793	36,326
Park Electrochemical Corp. (Electronics)	1,956	50,817
Parkway Properties, Inc. (REIT)	1,304	52,343
Paxar Corp.* (Electronics)	2,282	44,796
PC-Tel, Inc.* (Internet)	2,119	18,562
Pegasus Systems, Inc.* (Leisure Time)	1,793	16,083
Penford Corp. (Chemicals)	815	9,943
Pep Boys-Manny, Moe & Jack (Retail)	5,216	77,666
Performance Food Group Co.* (Food)	3,586	101,735
Pericom Semiconductor Corp.* (Semiconductors)	2,608	20,786
Phillips-Van Heusen Corp. (Apparel)	2,119	68,656
Phoenix Technologies, Ltd.* (Software)	2,445	15,306
Photon Dynamics, Inc.* (Electronics)	978	17,878
Photronics, Inc.* (Semiconductors)	4,075	61,370
Piedmont Natural Gas Co., Inc. (Gas)	7,498	181,152
Pinnacle Entertainment, Inc.* (Entertainment)	3,912	96,666
Piper Jaffray* (Diversified Financial Services)	1,956	79,023
Planar Systems, Inc.* (Electronics)	1,467	12,279
Playtex Products Inc.* (Household Products/Wares)	3,586	49,020
PolyOne Corp.* (Chemicals)	8,965	57,645
Pope & Talbot, Inc. (Forest Products & Paper)	1,630	13,578
Power Integrations, Inc.* (Semiconductors)	1,304	31,048
Presidential Life Corp. (Insurance)	2,119	40,346
ProAssurance Corp.* (Insurance)	1,467	71,355
Progress Software Corp.* (Software)	1,630	46,259
Prosperity Bancshares, Inc. (Banks)	652	18,738
Provident Bankshares Corp. (Banks)	3,260	110,090
Quaker Chemical Corp. (Chemicals)	978	18,807

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Quanex Corp. (Metal Fabricate/Hardware)	2,445	$122,177
Quiksilver, Inc.* (Apparel)	4,727	65,422
Radiant Systems, Inc.* (Computers)	1,467	17,839
RadiSys Corp.* (Computers)	1,956	33,917
Ralcorp Holdings, Inc.* (Food)	978	39,032
RARE Hospitality International, Inc.* (Retail)	1,141	34,675
Red Robin Gourmet Burgers, Inc.* (Retail)	815	41,532
Regal-Beloit Corp. (Hand/Machine Tools)	2,934	103,864
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	4,238	67,596
RehabCare Group, Inc.* (Healthcare—Services)	815	16,463
Reliance Steel & Aluminum Co. (Iron/Steel)	2,771	169,364
Republic Bancorp, Inc. (Banks)	7,335	87,287
Rewards Network, Inc.* (Commercial Services)	978	6,259
RLI Corp. (Insurance)	815	40,644
Robbins & Myers, Inc. (Machinery—Diversified)	1,141	23,219
Rock-Tenn Co. (Forest Products & Paper)	3,097	42,274
Rogers Corp.* (Electronics)	815	31,932
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,564	180,324
RTI International Metals, Inc.* (Mining)	1,467	55,673
Rudolph Technologies, Inc.* (Semiconductors)	978	12,597
Russ Berrie & Co., Inc. (Household Products/Wares)	1,141	13,030
Russell Corp. (Apparel)	3,260	43,880
Ryan’s Restaurant Group, Inc.* (Retail)	4,075	49,145
Ryerson Tull, Inc. (Iron/Steel)	2,445	59,462
Sanderson Farms, Inc. (Food)	652	19,906
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,586	13,412
SBS Technologies, Inc.* (Electronics)	1,467	14,773
School Specialty, Inc.* (Retail)	1,304	47,518
Schulman (A.), Inc. (Chemicals)	2,934	63,140
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,467	36,352
SCPIE Holdings, Inc.* (Insurance)	978	20,342
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,141	77,702
Secure Computing Corp.* (Internet)	2,282	27,977
Selective Insurance Group, Inc. (Insurance)	2,771	147,139
SERENA Software, Inc.* (Software)	1,141	26,745
Shaw Group, Inc.* (Engineering & Construction)	3,260	94,833
Shurgard Storage Centers, Inc.—Class A (REIT)	4,564	258,823
Skyline Corp. (Home Builders)	652	23,733
SkyWest, Inc. (Airlines)	2,282	61,294
Skyworks Solutions, Inc.* (Semiconductors)	15,322	77,989
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	1,956	68,656
Sonic Automotive, Inc. (Retail)	2,934	65,370
Sourcecorp* (Commercial Services)	1,467	35,179
South Financial Group, Inc. (Banks)	7,172	197,517
South Jersey Industries, Inc. (Gas)	2,771	80,747
Southern Union Co.* (Gas)	4,075	96,292
Southwest Gas Corp. (Gas)	3,749	98,974
Sovran Self Storage, Inc. (REIT)	1,630	76,561
Spectrum Brands, Inc.* (Household Products/Wares)	2,119	43,037
Spherion Corp.* (Commercial Services)	5,868	58,739
SPSS, Inc.* (Software)	978	30,250
Stage Stores, Inc. (Retail)	2,608	77,666
Standard Microsystems Corp.* (Semiconductors)	1,141	32,735
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,141	10,531

Common Stocks, continued
	Shares	Value
Standard Pacific Corp. (Home Builders)	6,683	$245,935
Standard Register Co. (Household Products/Wares)	1,304	20,616
Standex International Corp. (Miscellaneous Manufacturing)	1,141	31,674
StarTek, Inc. (Commercial Services)	1,141	20,538
Steel Technologies, Inc. (Iron/Steel)	1,141	31,937
Stein Mart, Inc. (Retail)	1,304	23,668
Sterling Bancshares, Inc. (Banks)	2,119	32,717
Sterling Financial Corp.—Spokane (Savings & Loans)	3,423	85,507
Stewart & Stevenson Services, Inc. (Machinery—Diversified)	2,771	58,551
Stewart Information Services Corp. (Insurance)	1,793	87,265
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	2,119	14,854
Superior Industries International, Inc. (Auto Parts & Equipment)	2,282	50,798
Supertex, Inc.* (Semiconductors)	652	28,851
Susquehanna Bancshares, Inc. (Banks)	4,564	108,076
SWS Group, Inc. (Diversified Financial Services)	1,467	30,719
Symmetricom, Inc.* (Telecommunications)	4,564	38,657
Technitrol, Inc. (Electronics)	3,912	66,895
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,304	37,946
Tetra Tech, Inc.* (Environmental Control)	2,934	45,976
TETRA Technologies, Inc.* (Oil & Gas Services)	1,793	54,722
Texas Industries, Inc. (Building Materials)	2,282	113,735
The Cato Corp.—Class A (Retail)	3,097	66,431
The Finish Line, Inc.—Class A (Retail)	2,119	36,913
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	1,793	56,982
The Men’s Wearhouse, Inc.* (Retail)	2,934	86,377
The Steak n Shake Co.* (Retail)	1,141	19,340
The Stride Rite Corp. (Apparel)	3,586	48,626
Theragenics Corp.* (Pharmaceuticals)	3,097	9,353
Thomas Nelson, Inc. (Media)	1,141	28,126
THQ, Inc.* (Software)	6,194	147,728
Tollgrade Communications, Inc.* (Telecommunications)	1,304	14,253
Toro Co. (Housewares)	1,467	64,211
Town & Country Trust (REIT)	489	16,533
Tredegar Corp. (Miscellaneous Manufacturing)	2,771	35,718
TreeHouse Foods, Inc.* (Food)	1,304	24,411
Triarc Cos., Inc. (Retail)	2,119	31,467
Trimble Navigation, Ltd.* (Electronics)	2,119	75,203
Triumph Group, Inc.* (Aerospace/Defense)	1,467	53,707
TrustCo Bank Corp. NY (Banks)	7,335	91,101
UGI Corp. (Gas)	10,269	211,541
UICI (Insurance)	3,423	121,551
UIL Holdings Corp. (Electric)	1,304	59,971
Ultratech Stepper, Inc.* (Semiconductors)	1,630	26,765
Umpqua Holdings Corp. (Banks)	1,793	51,154
Unisource Energy Corp. (Electric)	3,423	106,798
United Bankshares, Inc. (Banks)	3,586	126,371
United Fire & Casualty Co. (Insurance)	978	39,541
United Natural Foods, Inc.* (Food)	1,467	38,729
United Stationers, Inc.* (Distribution/Wholesale)	3,097	150,205
Universal Forest Products, Inc. (Building Materials)	815	45,029
URS Corp.* (Engineering & Construction)	2,282	85,826

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Valmont Industries, Inc. (Metal Fabricate/Hardware)	978	$32,724
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,793	78,766
Veeco Instruments, Inc.* (Semiconductors)	1,793	31,073
Veritas DGC, Inc.* (Oil & Gas Services)	3,423	121,483
Viad Corp. (Commercial Services)	2,119	62,150
ViaSat, Inc.* (Telecommunications)	815	21,785
Viasys Healthcare, Inc.* (Healthcare—Products)	1,956	50,269
Vicor Corp. (Electrical Components & Equipment)	1,304	20,616
Vintage Petroleum, Inc. (Oil & Gas)	3,423	182,548
Vital Signs, Inc. (Healthcare—Products)	326	13,959
Volt Information Sciences, Inc.* (Commercial Services)	815	15,501
Wabash National Corp. (Auto Manufacturers)	3,097	58,998
Watsco, Inc. (Distribution/Wholesale)	1,304	77,992
Watson Wyatt & Co. Holdings (Commercial Services)	1,304	36,382
Watts Industries, Inc.—Class A (Electronics)	2,445	74,059
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,053	59,878
WD-40 Co. (Household Products/Wares)	652	17,122
Wellman, Inc. (Chemicals)	1,630	11,051
Whitney Holding Corp. (Banks)	6,194	170,707
WMS Industries, Inc.* (Leisure Time)	1,304	32,717
Wolverine Tube, Inc.* (Metal Fabricate/Hardware)	1,467	7,423
Wolverine World Wide, Inc. (Apparel)	2,934	65,898
Woodward Governor Co. (Electronics)	652	56,079
X-Rite, Inc. (Electronics)	1,141	11,410
Zale Corp.* (Retail)	4,727	118,883
Zenith National Insurance Corp. (Insurance)	1,630	75,176

TOTAL COMMON STOCKS (Cost $23,511,516)		26,263,318

Repurchase Agreements (0.8%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $214,089 (Collateralized by $200,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $219,348)	$214,000	214,000

TOTAL REPURCHASE AGREEMENTS (Cost $214,000)		214,000

TOTAL INVESTMENT SECURITIES (Cost $23,725,516)—100.1%		26,477,318
Net other assets (liabilities)—(0.1)%		(23,933)

NET ASSETS—100.0%		$26,453,385

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	1.9%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.8%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.2%
Banks	6.5%
Biotechnology	0.6%
Building Materials	2.2%
Chemicals	1.9%
Coal	0.7%
Commercial Services	4.2%
Computers	1.3%
Distribution/Wholesale	2.7%
Diversified Financial Services	0.5%
Electric	2.6%
Electrical Components & Equipment	1.1%
Electronics	4.6%
Engineering & Construction	1.2%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.9%
Forest Products & Paper	1.1%
Gas	5.1%
Hand/Machine Tools	0.7%
Healthcare—Products	1.7%
Healthcare—Services	0.2%
Home Builders	1.8%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Housewares	0.4%
Insurance	3.6%
Internet	0.4%
Iron/Steel	2.3%
Leisure Time	0.5%
Lodging	0.4%
Machinery—Construction & Mining	0.7%
Machinery—Diversified	3.1%
Media	0.1%
Metal Fabricate/Hardware	2.5%
Mining	0.6%
Miscellaneous Manufacturing	3.1%
Office Furnishings	0.1%
Office/Business Equipment	0.1%
Oil & Gas	0.9%
Oil & Gas Services	2.3%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	5.4%
Retail	7.2%
Saving & Loans	2.0%
Semiconductors	3.4%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	0.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.6%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	762	$11,956
A.S.V., Inc.* (Auto Manufacturers)	2,032	50,759
Aaron Rents, Inc. (Commercial Services)	2,286	48,189
Administaff, Inc. (Commercial Services)	1,016	42,723
ADVO, Inc. (Advertising)	3,556	100,208
Aeroflex, Inc.* (Telecommunications)	3,302	35,497
Albany International Corp.—Class A (Machinery—Diversified)	1,524	55,108
Alpharma, Inc. (Pharmaceuticals)	1,524	43,449
Altiris, Inc.* (Software)	1,778	30,030
AMCOL International Corp. (Mining)	1,270	26,060
Amedisys, Inc.* (Healthcare—Services)	1,778	75,103
American Healthways, Inc.* (Healthcare—Services)	3,810	172,403
American Medical Systems Holdings, Inc.* (Healthcare—Products)	8,128	144,922
AMERIGROUP Corp.* (Healthcare—Services)	6,096	118,628
AmSurg Corp.* (Healthcare—Services)	3,556	81,290
Analogic Corp. (Electronics)	762	36,462
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,016	30,825
ANSYS, Inc.* (Software)	3,810	162,649
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,524	79,553
Arbitron, Inc. (Commercial Services)	3,556	135,057
Arctic Cat, Inc. (Leisure Time)	762	15,286
Armor Holdings, Inc.* (Aerospace/Defense)	1,778	75,832
ArQule, Inc.* (Biotechnology)	1,778	10,881
ArthroCare Corp.* (Healthcare—Products)	2,794	117,739
ATMI, Inc.* (Semiconductors)	1,524	42,626
Atwood Oceanics, Inc.* (Oil & Gas)	762	59,459
Avid Technology, Inc.* (Software)	1,778	97,363
Aztar Corp.* (Lodging)	2,286	69,472
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	2,540	35,560
BankUnited Financial Corp.—Class A (Savings & Loans)	1,270	33,744
Bel Fuse, Inc.—Class B (Electronics)	508	16,154
Biolase Technology, Inc. (Healthcare—Products)	2,794	22,324
Biosite Diagnostics, Inc.* (Healthcare—Products)	2,032	114,381
Black Box Corp. (Telecommunications)	762	36,104
Blue Coat Systems, Inc.* (Internet)	762	34,839
Boston Private Financial Holdings, Inc. (Banks)	2,286	69,540
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	1,524	14,478
Brady Corp.—Class A (Electronics)	2,286	82,707
Building Materials Holding Corp. (Distribution/Wholesale)	762	51,976
Cabot Oil & Gas Corp. (Oil & Gas)	5,588	252,019
CACI International, Inc.—Class A* (Computers)	3,556	204,043
Cal Dive International, Inc.* (Oil & Gas Services)	9,144	328,177
CARBO Ceramics, Inc. (Oil & Gas Services)	2,286	129,205
Carreker Corp.* (Computers)	1,016	5,070
Cash America International, Inc. (Retail)	1,270	29,451
Catapult Communications Corp.* (Computers)	762	11,270
CCE Spinco, Inc.* (Commercial Services)	2,286	29,947
CEC Entertainment, Inc.* (Retail)	4,064	138,339
Centene Corp.* (Healthcare—Services)	5,080	133,553
Central Pacific Financial Corp. (Banks)	1,778	63,866
Ceradyne, Inc.* (Miscellaneous Manufacturing)	3,048	133,502
Cerner Corp.* (Software)	3,556	323,276
Champion Enterprises, Inc.* (Home Builders)	2,794	38,054
Checkpoint Systems, Inc.* (Electronics)	1,778	43,828

Common Stocks, continued
	Shares	Value
Christopher & Banks Corp. (Retail)	4,064	$76,322
Cimarex Energy Co.* (Oil & Gas)	9,652	415,134
Clarcor, Inc. (Miscellaneous Manufacturing)	2,540	75,463
Cleveland-Cliffs, Inc. (Iron/Steel)	1,270	112,484
CNS, Inc. (Household Products/Wares)	1,778	38,956
Cognex Corp. (Machinery—Diversified)	2,286	68,786
Cohu, Inc. (Semiconductors)	762	17,427
Coinstar, Inc.* (Commercial Services)	3,302	75,385
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,524	51,465
Comtech Telecommunications Corp.* (Telecommunications)	2,286	69,813
CONMED Corp.* (Healthcare—Products)	1,270	30,048
Connetics Corp.* (Pharmaceuticals)	4,064	58,725
Cooper Cos., Inc. (Healthcare—Products)	5,080	260,604
Cost Plus, Inc.* (Retail)	1,270	21,781
Cross Country Healthcare, Inc.* (Commercial Services)	1,524	27,097
CryoLife, Inc.* (Biotechnology)	1,016	3,393
Curtiss-Wright Corp. (Aerospace/Defense)	2,540	138,683
Cyberonics, Inc.* (Healthcare—Products)	1,524	49,225
Cymer, Inc.* (Electronics)	2,032	72,156
Daktronics, Inc. (Electronics)	1,778	52,575
Delta & Pine Land Co. (Agriculture)	4,318	99,357
Deltic Timber Corp. (Forest Products & Paper)	508	26,345
Dendrite International, Inc.* (Software)	5,080	73,203
Diagnostic Products Corp. (Healthcare—Products)	2,794	135,649
Digital Insight Corp.* (Internet)	4,064	130,129
Dime Community Bancshares, Inc. (Savings & Loans)	1,524	22,266
Dionex Corp.* (Electronics)	2,286	112,197
DJ Orthopedics, Inc.* (Healthcare—Products)	1,016	28,021
Downey Financial Corp. (Savings & Loans)	1,270	86,855
Dress Barn, Inc.* (Retail)	1,270	49,035
Drew Industries, Inc.* (Building Materials)	508	14,321
Drill-Quip, Inc.* (Oil & Gas Services)	508	23,978
DRS Technologies, Inc. (Aerospace/Defense)	1,524	78,364
DSP Group, Inc.* (Semiconductors)	2,032	50,922
East-West Bancorp, Inc. (Banks)	6,604	240,979
EDO Corp. (Aerospace/Defense)	1,016	27,493
eFunds Corp.* (Software)	5,334	125,029
ElkCorp (Building Materials)	1,016	34,199
Engineered Support Systems, Inc. (Aerospace/Defense)	4,826	200,954
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,540	68,453
Enzo Biochem, Inc.* (Biotechnology)	1,778	22,083
EPIQ Systems, Inc.* (Software)	1,524	28,255
Essex Property Trust, Inc. (REIT)	1,016	93,675
Ethan Allen Interiors, Inc. (Home Furnishings)	1,524	55,672
FactSet Research Systems, Inc. (Computers)	4,064	167,274
FEI Co.* (Electronics)	1,524	29,215
Fidelity Bankshares, Inc. (Savings & Loans)	1,524	49,835
Filenet Corp.* (Software)	2,286	59,093
Financial Federal Corp. (Diversified Financial Services)	1,270	56,452
First Midwest Bancorp, Inc. (Banks)	2,286	80,147
First Republic Bank (Banks)	1,270	47,003
FirstFed Financial Corp.* (Savings & Loans)	1,016	55,392
Flagstar Bancorp, Inc. (Savings & Loans)	4,064	58,522
FLIR Systems, Inc.* (Electronics)	8,128	181,499

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Florida Rock Industries, Inc. (Building Materials)	3,556	$174,457
Forward Air Corp. (Transportation)	3,556	130,327
Fossil, Inc.* (Household Products/Wares)	5,588	120,198
Franklin Bank Corp. Houston* (Savings & Loans)	762	13,708
Fremont General Corp. (Banks)	7,620	177,013
Frontier Oil Corp. (Oil & Gas)	6,604	247,848
G & K Services, Inc. (Textiles)	1,016	39,878
Gardner Denver, Inc.* (Machinery—Diversified)	1,270	62,611
GenCorp, Inc.* (Aerospace/Defense)	6,350	112,713
General Communication, Inc.—Class A* (Telecommunications)	3,556	36,733
Genesco, Inc.* (Retail)	2,540	98,527
Gevity HR, Inc. (Commercial Services)	762	19,599
Glacier Bancorp, Inc. (Banks)	2,032	61,062
Global Imaging Systems, Inc.* (Office/Business Equipment)	1,778	61,572
Global Payments, Inc. (Software)	7,620	355,169
Gold Banc Corp., Inc. (Banks)	2,032	37,023
Greatbatch, Inc.* (Electrical Components & Equipment)	2,540	66,066
Guitar Center, Inc.* (Retail)	3,048	152,430
Gymboree Corp.* (Apparel)	1,270	29,718
Haemonetics Corp.* (Healthcare—Products)	2,032	99,284
Hansen Natural Corp.* (Beverages)	1,524	120,107
Harland (John H.) Co. (Household Products/Wares)	2,286	85,954
Harmonic, Inc.* (Telecommunications)	2,540	12,319
Headwaters, Inc.* (Energy—Alternate Sources)	4,826	171,033
Healthcare Services Group, Inc. (Commercial Services)	1,270	26,302
Heartland Express, Inc. (Transportation)	5,334	108,227
Heidrick & Struggles International, Inc.* (Commercial Services)	762	24,422
Hibbett Sporting Goods, Inc.* (Retail)	4,064	115,743
Hilb, Rogal, & Hobbs Co. (Insurance)	4,064	156,505
Hologic, Inc.* (Healthcare—Products)	2,540	96,317
Hot Topic, Inc.* (Retail)	5,334	76,010
Hudson United Bancorp (Banks)	2,032	84,694
Hydril* (Oil & Gas Services)	2,286	143,104
Hyperion Solutions Corp.* (Software)	3,810	136,474
ICU Medical, Inc.* (Healthcare—Products)	1,524	59,756
IDEX Corp. (Machinery—Diversified)	2,794	114,861
IDEXX Laboratories, Inc.* (Healthcare—Products)	3,810	274,244
IHOP Corp. (Retail)	1,016	47,661
Immucor, Inc.* (Healthcare—Products)	5,334	124,602
Infospace, Inc.* (Internet)	1,524	39,350
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,524	29,520
Integra LifeSciences Holdings* (Biotechnology)	2,032	72,055
Inter-Tel, Inc. (Software)	1,270	24,854
Intermagnetics General Corp.* (Electrical Components & Equipment)	1,778	56,718
Internet Security Systems, Inc.* (Internet)	4,572	95,783
Intrado, Inc.* (Telecommunications)	2,032	46,777
Invacare Corp. (Healthcare—Products)	1,778	55,989
Investment Technology Group, Inc.* (Diversified Financial Services)	4,826	171,033
iPayment Holdings, Inc.* (Commercial Services)	1,524	63,276
Irwin Financial Corp. (Banks)	1,016	21,763
Itron, Inc.* (Electronics)	1,524	61,021
J & J Snack Foods Corp. (Food)	254	15,090

Common Stocks, continued
	Shares	Value
J. Jill Group, Inc.* (Retail)	1,016	$19,334
J2 Global Communications, Inc.* (Internet)	2,794	119,416
Jack in the Box, Inc.* (Retail)	2,540	88,722
JDA Software Group, Inc.* (Software)	1,524	25,923
JLG Industries, Inc. (Machinery—Construction & Mining)	2,794	127,574
Jos. A. Bank Clothiers, Inc.* (Retail)	1,016	44,105
K-Swiss, Inc.—Class A (Apparel)	3,048	98,877
Kensey Nash Corp.* (Healthcare—Products)	1,270	27,978
Kilroy Realty Corp. (REIT)	1,270	78,613
Kirby Corp.* (Transportation)	1,778	92,758
Knight Transportation, Inc. (Transportation)	6,350	131,636
Komag, Inc.* (Computers)	3,556	123,251
Kopin Corp.* (Semiconductors)	3,810	20,384
Kronos, Inc.* (Computers)	3,810	159,487
Labor Ready, Inc.* (Commercial Services)	3,048	63,459
Landry’s Restaurants, Inc. (Retail)	1,016	27,137
Landstar System, Inc. (Transportation)	6,858	286,252
Laserscope* (Healthcare—Products)	1,270	28,524
LCA-Vision, Inc. (Healthcare—Products)	1,270	60,338
Lindsay Manufacturing Co. (Machinery—Diversified)	762	14,653
Littelfuse, Inc.* (Electrical Components & Equipment)	1,016	27,686
Lone Star Technologies, Inc.* (Oil & Gas Services)	1,524	78,730
M.D.C. Holdings, Inc. (Home Builders)	3,810	236,144
M/I Schottenstein Homes, Inc. (Home Builders)	762	30,952
Macdermid, Inc. (Chemicals)	1,270	35,433
MAF Bancorp, Inc. (Savings & Loans)	1,270	52,553
Manhattan Associates, Inc.* (Computers)	3,302	67,625
Manitowoc Co. (Machinery—Diversified)	1,778	89,291
ManTech International Corp.—Class A* (Software)	2,032	56,612
MarineMax, Inc.* (Retail)	1,016	32,075
Massey Energy Co. (Coal)	3,302	125,047
Maverick Tube Corp.* (Oil & Gas Services)	2,540	101,244
Maximus, Inc. (Commercial Services)	1,270	46,596
Meade Instruments Corp.* (Electronics)	762	2,080
Medicis Pharmaceutical Corp. (Pharmaceuticals)	6,350	203,517
Mentor Corp. (Healthcare—Products)	4,318	198,973
Mercury Computer Systems, Inc.* (Computers)	2,540	52,400
Merit Medical Systems, Inc.* (Healthcare—Products)	3,048	37,003
Meritage Homes Corp.* (Home Builders)	2,794	175,798
Mesa Air Group, Inc.* (Airlines)	1,778	18,598
MGI Pharma, Inc.* (Pharmaceuticals)	4,318	74,097
Micros Systems, Inc.* (Computers)	2,540	122,733
Microsemi Corp.* (Semiconductors)	3,556	98,359
Midas, Inc.* (Commercial Services)	508	9,327
MIVA, Inc.* (Internet)	3,302	16,345
Mobile Mini, Inc.* (Storage/Warehousing)	1,016	48,158
Moog, Inc.—Class A* (Aerospace/Defense)	1,778	50,460
Movie Gallery, Inc. (Retail)	3,048	17,099
MRO Software, Inc.* (Software)	1,016	14,265
MTS Systems Corp. (Computers)	1,016	35,194
Multimedia Games, Inc.* (Leisure Time)	3,048	28,194
Napster, Inc.* (Software)	1,524	5,364
Nara Bancorp, Inc. (Banks)	2,286	40,645
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	508	9,185
NBTY, Inc.* (Pharmaceuticals)	6,604	107,315
NDCHealth Corp.* (Software)	1,270	24,422
NETGEAR, Inc.* (Telecommunications)	2,540	48,895

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
New Century Financial Corp. (REIT)	3,556	$128,266
New Jersey Resources Corp. (Gas)	1,524	63,840
Novatel Wireless, Inc.* (Telecommunications)	1,524	18,456
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,794	42,273
NS Group, Inc.* (Metal Fabricate/Hardware)	762	31,859
NVR, Inc.* (Home Builders)	508	356,617
Oceaneering International, Inc.* (Oil & Gas Services)	2,032	101,153
Odyssey Healthcare, Inc.* (Healthcare—Services)	4,064	75,753
Offshore Logistics, Inc.* (Transportation)	1,270	37,084
Old Dominion Freight Line, Inc.* (Transportation)	1,524	41,118
OM Group, Inc.* (Chemicals)	1,524	28,590
On Assignment, Inc.* (Commercial Services)	1,016	11,085
Open Solutions, Inc.* (Software)	1,524	34,930
Oshkosh Truck Corp. (Auto Manufacturers)	4,572	203,866
P.F. Chang’s China Bistro, Inc.* (Retail)	3,048	151,272
Panera Bread Co.—Class A* (Retail)	3,556	233,557
Papa John’s International, Inc.* (Retail)	1,270	75,324
PAREXEL International Corp.* (Commercial Services)	1,016	20,584
Paxar Corp.* (Electronics)	1,524	29,916
Pediatrix Medical Group, Inc.* (Healthcare—Services)	2,794	247,465
Peet’s Coffee & Tea, Inc.* (Beverages)	1,524	46,253
Penn Virginia Corp. (Oil & Gas)	2,286	131,216
Petroleum Development* (Oil & Gas)	2,032	67,747
Pharmaceutical Product Development, Inc. (Commercial Services)	5,842	361,911
Philadelphia Consolidated Holding Corp.* (Insurance)	2,032	196,474
Phillips-Van Heusen Corp. (Apparel)	1,778	57,607
Photon Dynamics, Inc.* (Electronics)	762	13,929
Playtex Products Inc.* (Household Products/Wares)	3,048	41,666
Polaris Industries, Inc. (Leisure Time)	4,826	242,265
PolyMedica Corp. (Healthcare—Products)	2,794	93,515
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,778	82,570
Possis Medical, Inc.* (Healthcare—Products)	2,032	20,218
Power Integrations, Inc.* (Semiconductors)	2,032	48,382
Pre-Paid Legal Services, Inc. (Commercial Services)	1,270	48,527
PrivateBancorp, Inc. (Banks)	2,032	72,278
ProAssurance Corp.* (Insurance)	2,032	98,836
Progress Software Corp.* (Software)	2,794	79,294
Prosperity Bancshares, Inc. (Banks)	1,778	51,100
Quality Systems Inc. (Software)	1,016	77,988
Quiksilver, Inc.* (Apparel)	8,128	112,492
Radiant Systems, Inc.* (Computers)	1,016	12,355
Ralcorp Holdings, Inc.* (Food)	2,286	91,235
RARE Hospitality International, Inc.* (Retail)	2,540	77,191
Red Robin Gourmet Burgers, Inc.* (Retail)	762	38,832
RehabCare Group, Inc.* (Healthcare—Services)	1,016	20,523
Remington Oil & Gas Corp.* (Oil & Gas)	2,794	101,981
ResMed, Inc.* (Healthcare—Products)	8,128	311,385
Respironics, Inc.* (Healthcare—Products)	8,382	310,721
Rewards Network, Inc.* (Commercial Services)	1,270	8,128
RLI Corp. (Insurance)	1,524	76,002
Rogers Corp.* (Electronics)	762	29,855
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,572	180,640

Common Stocks, continued
	Shares	Value
RTI International Metals, Inc.* (Mining)	1,016	$38,558
Rudolph Technologies, Inc.* (Semiconductors)	508	6,543
Sanderson Farms, Inc. (Food)	1,016	31,018
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,794	10,450
ScanSource, Inc.* (Distribution/Wholesale)	1,524	83,332
School Specialty, Inc.* (Retail)	1,270	46,279
SCP Pool Corp. (Distribution/Wholesale)	6,096	226,893
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,016	69,190
Secure Computing Corp.* (Internet)	1,524	18,684
Select Comfort Corp.* (Retail)	4,064	111,150
SERENA Software, Inc.* (Software)	2,032	47,630
SFBC International, Inc.* (Commercial Services)	2,032	32,532
Shaw Group, Inc.* (Engineering & Construction)	5,334	155,166
Shuffle Master, Inc.* (Entertainment)	4,064	102,169
Sierra Health Services, Inc.* (Healthcare—Services)	3,048	243,718
Simpson Manufacturing Co., Inc. (Building Materials)	4,318	156,959
SkyWest, Inc. (Airlines)	4,064	109,159
Sonic Corp.* (Retail)	6,858	202,310
Sonic Solutions* (Electronics)	2,794	42,217
Southern Union Co.* (Gas)	6,604	156,053
Spectrum Brands, Inc.* (Household Products/Wares)	1,778	36,111
SPSS, Inc.* (Software)	508	15,712
St. Mary Land & Exploration Co. (Oil & Gas)	6,604	243,093
Standard Microsystems Corp.* (Semiconductors)	1,016	29,149
Stein Mart, Inc. (Retail)	1,524	27,661
Sterling Bancshares, Inc. (Banks)	2,794	43,139
Stone Energy Corp.* (Oil & Gas)	3,048	138,775
Sunrise Assisted Living, Inc.* (Healthcare—Services)	4,064	136,997
Supertex, Inc.* (Semiconductors)	762	33,719
SurModics, Inc.* (Healthcare—Products)	1,778	65,768
Swift Energy Co.* (Oil & Gas)	3,302	148,821
Sybron Dental Special, Inc.* (Healthcare—Products)	4,572	182,011
Synaptics, Inc.* (Computers)	2,794	69,068
Take-Two Interactive Software, Inc.* (Software)	8,128	143,866
TALX Corp. (Computers)	2,540	116,103
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,286	66,523
Tetra Tech, Inc.* (Environmental Control)	3,302	51,742
TETRA Technologies, Inc.* (Oil & Gas Services)	2,032	62,017
The Children’s Place Retail Stores, Inc.* (Retail)	2,540	125,527
The Finish Line, Inc.—Class A (Retail)	2,540	44,247
The Men’s Wearhouse, Inc.* (Retail)	2,540	74,778
The Nautilus Group, Inc. (Leisure Time)	3,810	71,095
The Steak n Shake Co.* (Retail)	1,778	30,137
Too, Inc.* (Retail)	3,810	107,480
Toro Co. (Housewares)	3,302	144,529
Town & Country Trust (REIT)	1,524	51,526
Tractor Supply Co.* (Retail)	3,810	201,701
TreeHouse Foods, Inc.* (Food)	2,032	38,039
Triarc Cos., Inc. (Retail)	3,810	56,579
Trimble Navigation, Ltd.* (Electronics)	3,810	135,218
UCBH Holdings, Inc. (Banks)	10,922	195,285
Ultratech Stepper, Inc.* (Semiconductors)	1,016	16,683
Umpqua Holdings Corp. (Banks)	3,048	86,959
Unit Corp.* (Oil & Gas)	5,334	293,530
United Fire & Casualty Co. (Insurance)	762	30,808
United Natural Foods, Inc.* (Food)	3,048	80,467

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
United Surgical Partners International, Inc.* (Healthcare—Services)	5,080	$163,322
Universal Forest Products, Inc. (Building Materials)	1,016	56,134
URS Corp.* (Engineering & Construction)	2,286	85,976
USANA Health Sciences, Inc.* (Pharmaceuticals)	1,270	48,717
Valmont Industries, Inc. (Metal Fabricate/Hardware)	762	25,497
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,286	100,423
Veeco Instruments, Inc.* (Semiconductors)	1,016	17,607
Vertrue, Inc.* (Commercial Services)	1,016	35,895
ViaSat, Inc.* (Telecommunications)	1,524	40,737
Viasys Healthcare, Inc.* (Healthcare—Products)	1,270	32,639
Vicor Corp. (Electrical Components & Equipment)	762	12,047
Vintage Petroleum, Inc. (Oil & Gas)	2,286	121,912
Vital Signs, Inc. (Healthcare—Products)	254	10,876
W-H Energy Services, Inc.* (Oil & Gas Services)	3,302	109,230
Waste Connections, Inc.* (Environmental Control)	5,334	183,810
Watsco, Inc. (Distribution/Wholesale)	1,270	75,959
Watson Wyatt & Co. Holdings (Commercial Services)	3,302	92,126
WD-40 Co. (Household Products/Wares)	1,016	26,680
WebEx Communications, Inc.* (Internet)	4,064	87,904
Websense, Inc.* (Internet)	2,794	183,398
Winnebago Industries, Inc. (Home Builders)	3,810	126,797
Wintrust Financial Corp. (Banks)	2,794	153,391
WMS Industries, Inc.* (Leisure Time)	1,016	25,491
Wolverine World Wide, Inc. (Apparel)	3,048	68,458
Woodward Governor Co. (Electronics)	508	43,693
World Acceptance Corp.* (Diversified Financial Services)	2,032	57,912
World Fuel Services Corp. (Retail)	3,302	111,343
X-Rite, Inc. (Electronics)	762	7,620
Zenith National Insurance Corp. (Insurance)	2,286	105,430

TOTAL COMMON STOCKS (Cost $24,133,777)		30,188,680

TOTAL INVESTMENT SECURITIES (Cost $24,133,777)—99.6%		30,188,680
Net other assets (liabilities)—0.4%		120,892

NET ASSETS—100.0%		$30,309,572

*	Non-income producing security.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	2.5%
Agriculture	0.3%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.8%
Banks	5.0%
Beverages	0.5%
Biotechnology	0.4%
Building Materials	1.4%
Chemicals	0.2%
Coal	0.4%
Commercial Services	4.0%
Computers	3.8%
Distribution/Wholesale	1.4%
Diversified Financial Services	1.2%
Electrical Components & Equipment	0.5%
Electronics	3.3%
Energy—Alternate Sources	0.6%
Engineering & Construction	0.9%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.8%
Forest Products & Paper	0.1%
Gas	0.7%
Healthcare-Products	10.0%
Healthcare—Services	4.8%
Home Builders	3.2%
Home Furnishings	0.2%
Household Products/Wares	1.2%
Housewares	0.5%
Insurance	2.2%
Internet	2.4%
Iron/Steel	0.4%
Leisure Time	1.3%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery-Diversified	1.3%
Media	NM
Metal Fabricate/Hardware	0.2%
Mining	0.2%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	3.8%
Pharmaceuticals	2.0%
Real Estate Investment Trust	1.2%
Retail	9.2%
Savings & Loans	1.4%
Semiconductors	1.6%
Software	6.4%
Storage/Warehousing	0.2%
Telecommunications	1.3%
Textiles	0.1%
Transportation	2.7%
Other**	0.4%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.5%)
	Shares	Value
Alcon, Inc. (Healthcare—Products)	11,592	$1,502,323
ASM Lithography Holding NV* (Semiconductors)	57,408	1,152,753
AstraZeneca PLC (Pharmaceuticals)	36,984	1,797,422
Autoliv, Inc. (Auto Parts & Equipment)	18,216	827,371
BP Amoco PLC (Oil & Gas)	55,200	3,544,943
Business Objects S.A.* (Software)	30,912	1,249,154
DaimlerChrysler AG (Auto Manufacturers)	31,464	1,605,608
Elan Corp. PLC* (Pharmaceuticals)	130,272	1,814,689
GlaxoSmithKline PLC (Pharmaceuticals)	50,232	2,535,711
HSBC Holdings PLC (Banks)	36,432	2,931,683
Koninklijke (Royal) Phillips Electronics NV (Electronics)	46,368	1,442,045
Mittal Steel Co. NV—Class A (Iron/Steel)	38,088	1,002,857
Nokia OYJ (Telecommunications)	102,120	1,868,796
Novartis AG (Pharmaceuticals)	49,128	2,578,237
Royal Dutch Shell PLC—Class A (Oil & Gas)	30,912	1,900,779
Royal Dutch Shell PLC—Class B (Oil & Gas)	26,496	1,709,787
Ryanair Holdings PLC* (Airlines)	20,976	1,174,446
Sanofi-Aventis (Pharmaceuticals)	51,336	2,253,650
SAP AG (Software)	34,224	1,542,476
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	26,496	1,027,780
Siemens AG (Miscellaneous Manufacturing)	21,528	1,842,582
STMicroelectronics NV (Semiconductors)	64,584	1,162,512
Telefonaktiebolaget LM Ericsson (Telecommunications)	44,712	1,538,093
Telewest Global, Inc.* (Telecommunications)	44,160	1,051,891
Tenaris S.A. (Iron/Steel)	9,936	1,137,672
Top Tankers, Inc. (Transportation)	50,232	617,854
Total Fina SA (Oil & Gas)	22,080	2,790,912
UBS AG (Banks)	23,184	2,205,958
Unilever NV (Food)	18,216	1,250,528
Vodafone Group PLC (Telecommunications)	106,536	2,287,328
Willis Group Holdings, Ltd. (Insurance)	24,288	897,199

TOTAL COMMON STOCKS (Cost $49,866,072)		52,245,039

Repurchase Agreements (0.6%)
	Principal Amount
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $340,142 (Collateralized by $317,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $347,667)	$340,000	340,000

TOTAL REPURCHASE AGREEMENTS (Cost $340,000)		340,000

TOTAL INVESTMENT SECURITIES (Cost $50,206,072)—100.1%		52,585,039
Net other assets (liabilities)—(0.1)%		(48,018)

NET ASSETS—100.0%		$52,537,021

As of 12/31/05, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $313,063)	5	$(5,274)

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Airlines	2.2%
Auto Manufacturers	3.1%
Auto Parts & Equipment	1.6%
Banks	9.8%
Electronics	2.7%
Food	2.4%
Healthcare-Products	2.9%
Insurance	1.7%
Iron/Steel	4.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	18.9%
Pharmaceuticals	22.9%
Semiconductors	4.4%
Software	5.3%
Telecommunications	12.8%
Transportation	1.2%
Other**	0.5%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of December 31, 2005:

Finland	3.6%
France	12.0%
Germany	9.5%
Greece	1.2%
Ireland	5.7%
Luxembourg	2.2%
Netherlands	12.8%
Sweden	4.5%
Switzerland	14.2%
United Kingdom	33.8%
United States**	0.5%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Common Stocks (85.9%)
	Percentage of Net Assets	Shares	Value
3M Co. (Miscellaneous Manufacturing)	0.5%	9,452	$732,530
Abbott Laboratories (Pharmaceuticals)	0.5%	19,448	766,835
Altria Group, Inc. (Agriculture)	1.2%	24,956	1,864,712
American Express Co. (Diversified Financial Services)	0.5%	15,504	797,836
American International Group, Inc. (Insurance)	1.4%	32,708	2,231,667
Amgen, Inc.* (Biotechnology)	0.7%	14,688	1,158,296
Apple Computer, Inc.* (Computers)	0.5%	10,472	752,832
AT&T Corp. (Telecommunications)	0.7%	48,756	1,194,035
Bank of America Corp. (Banks)	1.6%	50,184	2,315,991
Boeing Co. (Aerospace/Defense)	0.4%	10,132	711,672
ChevronTexaco Corp. (Oil & Gas)	1.0%	28,084	1,594,330
Cisco Systems, Inc.* (Telecommunications)	0.8%	76,228	1,305,024
Citigroup, Inc. (Diversified Financial Services)	1.9%	63,716	3,092,138
Coca-Cola Co. (Beverages)	0.6%	25,772	1,038,869
Comcast Corp.—Special Class A* (Media)	0.4%	26,792	695,520
ConocoPhillips (Oil & Gas)	0.6%	17,136	996,972
Dell, Inc.* (Computers)	0.5%	29,308	878,947
Eli Lilly & Co. (Pharmaceuticals)	0.5%	14,076	796,561
Exxon Mobil Corp. (Oil & Gas)	2.6%	77,996	4,381,036
General Electric Co. (Miscellaneous Manufacturing)	2.9%	130,832	4,585,661
Hewlett-Packard Co. (Computers)	0.6%	36,176	1,035,719
Home Depot, Inc. (Retail)	0.7%	26,384	1,068,024
Intel Corp. (Semiconductors)	1.2%	75,276	1,878,888
International Business Machines Corp. (Computers)	1.0%	19,584	1,609,804
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.1%	43,588	1,730,008
Johnson & Johnson (Healthcare—Products)	1.4%	37,060	2,227,306
Medtronic, Inc. (Healthcare—Products)	0.5%	15,028	865,162
Merck & Co., Inc. (Pharmaceuticals)	0.5%	26,724	850,089
Microsoft Corp. (Software)	1.8%	114,784	3,001,602
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.5%	13,532	767,806
Motorola, Inc. (Telecommunications)	0.4%	30,872	697,398
PepsiCo, Inc. (Beverages)	0.8%	20,536	1,213,268
Pfizer, Inc. (Pharmaceuticals)	1.3%	92,140	2,148,704

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Procter & Gamble Co. (Cosmetics/Personal Care)	1.5%	42,228	$2,444,157
Qualcomm, Inc. (Telecommunications)	0.6%	20,740	893,479
Schlumberger, Ltd. (Oil & Gas Services)	0.4%	7,480	726,681
Sprint Corp. (Telecommunications)	0.5%	36,992	864,133
Texas Instruments, Inc. (Semiconductors)	0.4%	20,400	654,227
Time Warner, Inc. (Media)	0.6%	58,276	1,016,334
Tyco International, Ltd. (Miscellaneous Manufacturing)	0.5%	25,228	728,080
U.S. Bancorp (Banks)	0.4%	22,576	674,797
United Parcel Service, Inc.—Class B (Transportation)	0.6%	13,736	1,032,260
United Technologies Corp. (Aerospace/Defense)	0.4%	12,580	703,348
UnitedHealth Group, Inc. (Healthcare—Services)	0.6%	15,708	976,096
Verizon Communications, Inc. (Telecommunications)	0.6%	34,408	1,036,370
Wachovia Corp. (Banks)	0.6%	19,312	1,020,832
Wal-Mart Stores, Inc. (Retail)	0.9%	31,280	1,463,904
Wells Fargo & Co. (Banks)	0.8%	20,944	1,315,911
Wyeth (Pharmaceuticals)	0.5%	16,796	773,792
Other Common Stocks	44.4%	2,042,416	71,552,575

TOTAL COMMON STOCKS (Cost $101,530,376)			138,862,218

Repurchase Agreements (12.0%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $19,394,078 (Collateralized by $19,645,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $19,774,261)	$19,386,000	19,386,000

TOTAL REPURCHASE AGREEMENTS (cost $19,386,000)		19,386,000

Rights/Warrants(NM)
	Shares	Value
Other Securities	14,324	$8,093

TOTAL RIGHTS/WARRANTS (Cost $0)		8,093

TOTAL INVESTMENT SECURITIES (Cost $120,916,376)—97.9%		158,256,311
Net other assets (liabilities)—2.1%		3,368,296

NET ASSETS—100.0%		$161,624,607

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund	Summary Schedule of Portfolio Investments December 31, 2005

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $114,722,700)	366	$(1,106,864)
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $69,789,289)	55,908	(556,210)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.6%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%

Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare—Products	3.0%
Healthcare—Services	1.7%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.4%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.2%
Media	2.7%
Mining	0.6%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	5.2%
Savings & Loans	0.5%
Semiconductors	2.8%
Software	3.5%
Telecommunications	5.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	14.1%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (84.0%)
	Shares	Value
3Com Corp.* (Telecommunications)	39,606	$142,582
99 Cents Only Stores* (Retail)	4,305	45,030
Abercrombie & Fitch Co.—Class A (Retail)	8,610	561,200
Activision, Inc.* (Software)	30,135	414,055
Acxiom Corp. (Software)	7,749	178,227
Adesa, Inc. (Commercial Services)	9,471	231,282
ADTRAN, Inc. (Telecommunications)	6,888	204,849
Advance Auto Parts, Inc.* (Retail)	11,193	486,448
Advanced Medical Optics, Inc.* (Healthcare—Products)	6,888	287,918
Advent Software, Inc.* (Software)	1,722	49,783
Aeropostale, Inc.* (Retail)	6,027	158,510
Affymetrix, Inc.* (Biotechnology)	6,027	287,789
AGCO Corp.* (Machinery—Diversified)	9,471	156,934
AGL Resources, Inc. (Gas)	7,749	269,742
Airgas, Inc. (Chemicals)	6,888	226,615
AirTran Holdings, Inc.* (Airlines)	8,610	138,018
Alaska Air Group, Inc.* (Airlines)	2,583	92,265
Albemarle Corp. (Chemicals)	3,444	132,077
Alexander & Baldwin, Inc. (Transportation)	4,305	233,503
Alliance Data Systems Corp.* (Commercial Services)	6,888	245,213
Alliant Energy Corp. (Electric)	12,054	337,994
Alliant Techsystems, Inc.* (Aerospace/Defense)	3,444	262,330
AMB Property Corp. (REIT)	8,610	423,353
American Eagle Outfitters, Inc. (Retail)	13,776	316,572
American Financial Group, Inc. (Insurance)	4,305	164,925
American Greetings Corp.—Class A (Household Products/Wares)	6,888	151,329
AmeriCredit Corp.* (Diversified Financial Services)	13,776	353,079
Amerus Group Co. (Insurance)	4,305	243,964
Ametek, Inc. (Electrical Components & Equipment)	6,888	293,016
Amphenol Corp.—Class A (Electronics)	8,610	381,078
AnnTaylor Stores Corp.* (Retail)	6,888	237,774
Anteon International Corp.* (Computers)	3,444	187,181
Applebee’s International, Inc. (Retail)	7,749	175,050
Apria Healthcare Group, Inc.* (Healthcare—Services)	5,166	124,552
Aqua America, Inc. (Water)	12,915	352,580
Aquila, Inc.* (Electric)	37,884	136,382
Arch Coal, Inc. (Coal)	6,888	547,596
Arrow Electronics, Inc.* (Electronics)	12,054	386,089
Arthur J. Gallagher & Co. (Insurance)	9,471	292,464
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,888	99,118
Associated Banc—Corp (Banks)	13,776	448,409
Astoria Financial Corp. (Savings & Loans)	8,610	253,134
Atmel Corp.* (Semiconductors)	42,189	130,364
Avnet, Inc.* (Electronics)	14,637	350,410
Avocent Corp.* (Internet)	5,166	140,464
Bandag, Inc. (Auto Parts & Equipment)	861	36,739
Bank of Hawaii Corp. (Banks)	5,166	266,256
Banta Corp. (Commercial Services)	2,583	128,633
Barnes & Noble, Inc. (Retail)	5,166	220,433
Barr Laboratories, Inc.* (Pharmaceuticals)	11,193	697,212
Beazer Homes USA, Inc. (Home Builders)	4,305	313,576
Beckman Coulter, Inc. (Healthcare—Products)	6,027	342,936
Belo Corp.—Class A (Media)	9,471	202,774
BJ’s Wholesale Club, Inc.* (Retail)	6,027	178,158
Black Hills Corp. (Electric)	3,444	119,197
Blyth, Inc. (Household Products/Wares)	2,583	54,114
Bob Evans Farms, Inc. (Retail)	3,444	79,419

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	6,888	$149,263
BorgWarner, Inc. (Auto Parts & Equipment)	6,027	365,418
Bowater, Inc. (Forest Products & Paper)	5,166	158,700
Boyd Gaming Corp. (Lodging)	4,305	205,176
Brinker International, Inc. (Retail)	8,610	332,863
Brown & Brown, Inc. (Insurance)	11,193	341,834
C.H. Robinson Worldwide, Inc. (Transportation)	17,220	637,657
Cabot Corp. (Chemicals)	6,027	215,767
Cabot Microelectronics Corp.* (Chemicals)	2,583	75,759
Cadence Design Systems, Inc.* (Computers)	29,274	495,316
Callaway Golf Co. (Leisure Time)	6,888	95,330
Career Education Corp.* (Commercial Services)	9,471	319,362
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,444	238,153
Carmax, Inc.* (Retail)	10,332	285,990
Catalina Marketing Corp. (Advertising)	4,305	109,132
Cathay Bancorp, Inc. (Banks)	5,166	185,666
CBRL Group, Inc. (Retail)	4,305	151,321
CDW Corp. (Distribution/Wholesale)	6,027	346,974
Cephalon, Inc.* (Pharmaceuticals)	6,027	390,188
Ceridian Corp.* (Computers)	13,776	342,334
Certegy, Inc. (Software)	6,027	244,455
Charles River Laboratories International, Inc.* (Biotechnology)	6,888	291,845
CheckFree Corp.* (Internet)	8,610	395,199
Cheesecake Factory, Inc.* (Retail)	7,749	289,735
Chemtura Corp. (Chemicals)	24,969	317,106
Chico’s FAS, Inc.* (Retail)	18,942	832,121
Choicepoint, Inc.* (Commercial Services)	9,471	421,554
Church & Dwight, Inc. (Household Products/Wares)	6,888	227,511
Cincinnati Bell, Inc.* (Telecommunications)	25,830	90,663
City National Corp. (Banks)	4,305	311,854
Claire’s Stores, Inc. (Retail)	10,332	301,901
CNF, Inc. (Transportation)	5,166	288,728
Cognizant Technology Solutions Corp.* (Computers)	13,776	693,622
Commerce Bancorp, Inc. (Banks)	17,220	592,541
Commscope, Inc.* (Telecommunications)	5,166	103,992
Community Health Systems, Inc.* (Healthcare—Services)	8,610	330,107
Cooper Cameron Corp.* (Oil & Gas Services)	11,193	463,390
Copart, Inc.* (Retail)	6,888	158,837
Corinthian Colleges, Inc.* (Commercial Services)	9,471	111,568
Covance, Inc.* (Healthcare—Services)	6,027	292,611
Crane Co. (Miscellaneous Manufacturing)	5,166	182,205
Credence Systems Corp.* (Semiconductors)	10,332	71,911
Cree Research, Inc.* (Semiconductors)	7,749	195,585
CSG Systems International, Inc.* (Software)	5,166	115,305
Cullen/Frost Bankers, Inc. (Banks)	4,305	231,092
Cypress Semiconductor Corp.* (Semiconductors)	13,776	196,308
Cytec Industries, Inc. (Chemicals)	4,305	205,047
CYTYC Corp.* (Healthcare—Products)	11,193	315,978
Dean Foods Co.* (Food)	13,776	518,805
Deluxe Corp. (Commercial Services)	5,166	155,703
Denbury Resources, Inc.* (Oil & Gas)	12,054	274,590
DENTSPLY International, Inc. (Healthcare—Products)	7,749	416,044
Developers Diversified Realty Corp. (REIT)	11,193	526,294
DeVry, Inc.* (Commercial Services)	6,027	120,540
Diebold, Inc. (Computers)	6,888	261,744
Dollar Tree Stores, Inc.* (Retail)	11,193	267,960

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,888	$219,038
DPL, Inc. (Electric)	12,915	335,919
DST Systems, Inc.* (Computers)	6,027	361,078
Dun & Bradstreet Corp.* (Software)	6,888	461,220
Duquesne Light Holdings, Inc. (Electric)	7,749	126,464
Dycom Industries, Inc.* (Engineering & Construction)	4,305	94,710
Eaton Vance Corp. (Diversified Financial Services)	12,915	353,354
Education Management Corp.* (Commercial Services)	6,888	230,817
Edwards (A.G.), Inc. (Diversified Financial Services)	7,749	363,118
Edwards Lifesciences Corp.* (Healthcare—Products)	6,027	250,783
Emmis Communications Corp.* (Media)	3,444	68,570
Energizer Holdings, Inc.* (Electrical Components & Equipment)	6,888	342,953
Energy East Corp. (Electric)	14,637	333,724
Ensco International, Inc. (Oil & Gas)	16,359	725,522
Entercom Communications Corp.* (Media)	3,444	102,183
Equitable Resources, Inc. (Pipelines)	12,054	442,261
Everest Re Group, Ltd. (Insurance)	6,027	604,809
Expeditors International of Washington, Inc. (Transportation)	10,332	697,513
F5 Networks, Inc.* (Internet)	4,305	246,203
Fair Isaac Corp. (Software)	6,888	304,243
Fairchild Semiconductor International, Inc.* (Semiconductors)	12,054	203,833
Fastenal Co. (Distribution/Wholesale)	12,054	472,397
Federal Signal Corp. (Miscellaneous Manufacturing)	5,166	77,542
Ferro Corp. (Chemicals)	4,305	80,762
Fidelity National Financial, Inc. (Insurance)	17,220	633,523
First American Financial Corp. (Insurance)	9,471	429,036
FirstMerit Corp. (Banks)	8,610	223,085
Flowserve Corp.* (Machinery—Diversified)	5,166	204,367
FMC Corp.* (Chemicals)	3,444	183,117
FMC Technologies, Inc.* (Oil & Gas Services)	6,888	295,633
Foot Locker, Inc. (Retail)	16,359	385,909
Forest Oil Corp.* (Oil & Gas)	6,027	274,650
Furniture Brands International, Inc. (Home Furnishings)	5,166	115,357
GameStop Corp.* (Retail)	6,027	191,779
Gartner Group, Inc.* (Commercial Services)	6,027	77,748
GATX Corp. (Trucking & Leasing)	5,166	186,389
Gen-Probe, Inc.* (Healthcare—Products)	5,166	252,049
Gentex Corp. (Electronics)	15,498	302,211
Glatfelter (Forest Products & Paper)	4,305	61,088
Graco, Inc. (Machinery—Diversified)	6,888	251,274
Granite Construction, Inc. (Engineering & Construction)	3,444	123,674
Grant Prideco, Inc.* (Oil & Gas Services)	12,915	569,810
Great Plains Energy, Inc. (Electric)	7,749	216,662
Greater Bay Bancorp (Banks)	5,166	132,353
GTECH Holdings Corp. (Entertainment)	12,915	409,922
Hanover Compressor Co.* (Oil & Gas Services)	9,471	133,636
Hanover Insurance Group, Inc. (Insurance)	5,166	215,784
Harman International Industries, Inc. (Home Furnishings)	6,888	673,991
Harris Corp. (Telecommunications)	13,776	592,505

Common Stocks, continued
	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	4,305	$290,631
Harte-Hanks, Inc. (Advertising)	6,027	159,052
Hawaiian Electric Industries, Inc. (Electric)	8,610	222,999
HCC Insurance Holdings, Inc. (Insurance)	11,193	332,208
Health Net, Inc.* (Healthcare—Services)	11,193	577,000
Helmerich & Payne, Inc. (Oil & Gas)	5,166	319,827
Henry Schein, Inc.* (Healthcare—Products)	8,610	375,740
Herman Miller, Inc. (Office Furnishings)	6,888	194,173
Highwoods Properties, Inc. (REIT)	5,166	146,973
Hillenbrand Industries, Inc. (Healthcare—Products)	6,027	297,794
HNI Corp. (Office Furnishings)	5,166	283,768
Horace Mann Educators Corp. (Insurance)	4,305	81,623
Hormel Foods Corp. (Food)	7,749	253,237
Hospitality Properties Trust (REIT)	6,888	276,209
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	3,444	170,960
Hubbell, Inc.—Class B (Electrical Components & Equipment)	6,027	271,938
IDACORP, Inc. (Electric)	4,305	126,137
Imation Corp. (Computers)	3,444	158,665
INAMED Corp.* (Healthcare—Products)	3,444	301,970
Independence Community Bank Corp. (Savings & Loans)	7,749	307,868
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,888	268,770
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	11,193	223,076
Integrated Device Technology, Inc.* (Semiconductors)	20,664	272,352
International Rectifier Corp.* (Semiconductors)	7,749	247,193
International Speedway Corp. (Entertainment)	3,444	164,968
Intersil Corp.—Class A (Semiconductors)	16,359	407,012
Intuitive Surgical, Inc.* (Healthcare—Products)	3,444	403,878
Investors Financial Services Corp. (Banks)	6,888	253,685
Invitrogen Corp.* (Biotechnology)	5,166	344,262
ITT Educational Services, Inc.* (Commercial Services)	3,444	203,575
IVAX Corp.* (Pharmaceuticals)	21,525	674,378
J.B. Hunt Transport Services, Inc. (Transportation)	12,054	272,903
Jack Henry & Associates, Inc. (Computers)	7,749	147,851
Jacobs Engineering Group, Inc.* (Engineering & Construction)	6,027	409,053
Jefferies Group, Inc. (Diversified Financial Services)	5,166	232,367
JetBlue Airways Corp.* (Airlines)	13,776	211,875
JM Smucker Co. (Food)	6,027	265,188
Joy Global, Inc. (Machinery—Construction & Mining)	12,054	482,160
Kelly Services, Inc.—Class A (Commercial Services)	1,722	45,151
KEMET Corp.* (Electronics)	8,610	60,873
Kennametal, Inc. (Hand/Machine Tools)	4,305	219,727
Korn/Ferry International* (Commercial Services)	4,305	80,460
LaBranche & Co., Inc.* (Diversified Financial Services)	6,027	60,933
Lam Research Corp.* (Semiconductors)	13,776	491,528
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,583	95,700
Lattice Semiconductor Corp.* (Semiconductors)	12,054	52,073

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Laureate Education, Inc.* (Commercial Services)	5,166	$271,267
Lear Corp. (Auto Parts & Equipment)	6,888	196,032
Lee Enterprises, Inc. (Media)	4,305	158,898
Legg Mason, Inc. (Diversified Financial Services)	12,054	1,442,743
Leucadia National Corp. (Holding Companies—Diversified)	8,610	408,631
Liberty Property Trust (REIT)	8,610	368,939
LifePoint Hospitals, Inc.* (Healthcare—Services)	6,027	226,013
Lincare Holdings, Inc.* (Healthcare—Services)	10,332	433,014
Longview Fibre Co. (Forest Products & Paper)	5,166	107,504
Lubrizol Corp. (Chemicals)	6,888	299,146
Lyondell Chemical Co. (Chemicals)	21,525	512,727
Mack-Cali Realty Corp. (REIT)	6,027	260,366
Macrovision Corp.* (Entertainment)	5,166	86,427
Manpower, Inc. (Commercial Services)	8,610	400,365
Martek Biosciences Corp.* (Biotechnology)	3,444	84,757
Martin Marietta Materials (Building Materials)	4,305	330,280
McAfee, Inc.* (Internet)	17,220	467,178
McDATA Corp.—Class A* (Computers)	15,498	58,892
MDU Resources Group, Inc. (Electric)	12,054	394,648
Media General, Inc.—Class A (Media)	2,583	130,958
MEMC Electronic Materials, Inc.* (Semiconductors)	17,220	381,767
Mentor Graphics Corp.* (Computers)	7,749	80,125
Mercantile Bankshares Corp. (Banks)	8,610	485,948
Mercury General Corp. (Insurance)	3,444	200,510
Michaels Stores, Inc. (Retail)	13,776	487,257
Micrel, Inc.* (Semiconductors)	6,888	79,901
Microchip Technology, Inc. (Semiconductors)	21,525	692,028
Millennium Pharmaceuticals, Inc.* (Biotechnology)	30,996	300,661
Mine Safety Appliances Co. (Environmental Control)	2,583	93,530
Minerals Technologies, Inc. (Chemicals)	1,722	96,243
Modine Manufacturing Co. (Auto Parts & Equipment)	3,444	112,240
Mohawk Industries, Inc.* (Textiles)	5,166	449,339
Moneygram International, Inc. (Software)	8,610	224,549
MPS Group, Inc.* (Commercial Services)	10,332	141,238
MSC Industrial Direct Co.—Class A (Retail)	5,166	207,777
National Fuel Gas Co. (Pipelines)	8,610	268,546
National Instruments Corp. (Computers)	5,166	165,570
Navigant Consulting Co.* (Commercial Services)	5,166	113,549
New Plan Excel Realty Trust, Inc. (REIT)	10,332	239,496
New York Community Bancorp (Savings & Loans)	24,108	398,264
Newfield Exploration Co.* (Oil & Gas)	12,915	646,654
Newport Corp.* (Telecommunications)	4,305	58,290
Noble Energy, Inc. (Oil & Gas)	18,081	728,665
Nordson Corp. (Machinery—Diversified)	3,444	139,516
Northeast Utilities System (Electric)	14,637	288,203
NSTAR (Electric)	11,193	321,239
O’Reilly Automotive, Inc.* (Retail)	11,193	358,288
OGE Energy Corp. (Electric)	9,471	253,728
Ohio Casualty Corp. (Insurance)	6,888	195,068
Old Republic International Corp. (Insurance)	18,942	497,417
Olin Corp. (Chemicals)	7,749	152,500
Omnicare, Inc. (Pharmaceuticals)	12,054	689,730
ONEOK, Inc. (Gas)	9,471	252,213
Outback Steakhouse, Inc. (Retail)	6,888	286,610
Pacific Sunwear of California, Inc.* (Retail)	7,749	193,105

Common Stocks, continued
	Shares	Value
Packaging Corp. of America (Packaging & Containers)	6,888	$158,080
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,444	107,935
Patterson-UTI Energy, Inc. (Oil & Gas)	17,220	567,399
Payless ShoeSource, Inc.* (Retail)	6,888	172,889
Peabody Energy Corp. (Coal)	13,776	1,135,418
Pentair, Inc. (Miscellaneous Manufacturing)	10,332	356,660
Pepco Holdings, Inc. (Electric)	18,942	423,733
PepsiAmericas, Inc. (Beverages)	6,027	140,188
Perrigo Co. (Pharmaceuticals)	8,610	128,375
Petsmart, Inc. (Retail)	14,637	375,585
Pier 1 Imports, Inc. (Retail)	10,332	90,198
Pioneer Natural Resources Co. (Oil & Gas)	12,915	662,152
Plains Exploration & Production Co.* (Oil & Gas)	7,749	307,868
Plantronics, Inc. (Telecommunications)	5,166	146,198
Plexus Corp.* (Electronics)	4,305	97,896
PMI Group, Inc. (Insurance)	9,471	388,974
PNM Resources, Inc. (Electric)	6,888	168,687
Pogo Producing Co. (Oil & Gas)	6,027	300,205
Polo Ralph Lauren Corp. (Apparel)	6,027	338,356
Polycom, Inc.* (Telecommunications)	10,332	158,080
Potlatch Corp. (Forest Products & Paper)	2,583	131,681
Powerwave Technologies, Inc.* (Telecommunications)	11,193	140,696
Precision Castparts Corp. (Metal Fabricate/Hardware)	13,776	713,735
Pride International, Inc.* (Oil & Gas)	16,359	503,039
Protective Life Corp. (Insurance)	6,888	301,488
Protein Design Labs, Inc.* (Biotechnology)	11,193	318,105
Puget Energy, Inc. (Electric)	12,054	246,143
Quanta Services, Inc.* (Commercial Services)	12,054	158,751
Questar Corp. (Pipelines)	8,610	651,778
Quicksilver Resources, Inc.* (Oil & Gas)	6,888	289,365
Radian Group, Inc. (Insurance)	8,610	504,460
Raymond James Financial Corp. (Diversified Financial Services)	6,027	227,037
Rayonier, Inc. (Forest Products & Paper)	7,749	308,798
Reader’s Digest Association, Inc. (Media)	10,332	157,253
Regency Centers Corp. (REIT)	6,888	406,048
Regis Corp. (Retail)	4,305	166,044
Renal Care Group, Inc.* (Healthcare—Services)	6,888	325,871
Rent-A-Center, Inc.* (Commercial Services)	6,888	129,908
Republic Services, Inc. (Environmental Control)	12,054	452,629
Reynolds & Reynolds Co. (Computers)	5,166	145,010
RF Micro Devices, Inc.* (Telecommunications)	18,942	102,476
Rollins, Inc. (Commercial Services)	3,444	67,881
Ross Stores, Inc. (Retail)	14,637	423,009
RPM, Inc. (Chemicals)	12,054	209,378
RSA Security, Inc.* (Internet)	6,888	77,352
Ruby Tuesday, Inc. (Retail)	6,027	156,039
Ruddick Corp. (Food)	3,444	73,288
Saks, Inc.* (Retail)	13,776	232,263
SanDisk Corp.* (Computers)	16,359	1,027,672
SCANA Corp. (Electric)	11,193	440,779
Scholastic Corp.* (Media)	4,305	122,736
SEI Investments Co. (Software)	6,027	222,999
Semtech Corp.* (Semiconductors)	7,749	141,497
Sensient Technologies Corp. (Chemicals)	5,166	92,471
Sepracor, Inc.* (Pharmaceuticals)	10,332	533,131

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Sequa Corp.—Class A* (Aerospace/Defense)	861	$59,452
Sierra Pacific Resources* (Electric)	18,942	247,004
Silicon Laboratories, Inc.* (Semiconductors)	4,305	157,821
Smith International, Inc. (Oil & Gas Services)	20,664	766,841
Smithfield Foods, Inc.* (Food)	9,471	289,813
Sonoco Products Co. (Packaging & Containers)	10,332	303,760
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	4,305	79,040
Southwestern Energy Co.* (Oil & Gas)	15,498	556,998
SPX Corp. (Miscellaneous Manufacturing)	6,888	315,263
SRA International, Inc.—Class A* (Computers)	3,444	105,180
StanCorp Financial Group, Inc. (Insurance)	5,166	258,042
Steel Dynamics, Inc. (Iron/Steel)	4,305	152,871
Stericycle, Inc.* (Environmental Control)	4,305	253,478
STERIS Corp. (Healthcare—Products)	6,888	172,338
SVB Financial Group* (Banks)	3,444	161,317
Swift Transportation Co., Inc.* (Transportation)	5,166	104,870
Sybase, Inc.* (Software)	9,471	207,036
Synopsys, Inc.* (Computers)	14,637	293,618
TCF Financial Corp. (Banks)	11,193	303,778
Tech Data Corp.* (Distribution/Wholesale)	5,166	204,987
Techne Corp.* (Healthcare—Products)	4,305	241,726
Tecumseh Products Co. (Machinery—Diversified)	1,722	39,451
Teleflex, Inc. (Miscellaneous Manufacturing)	4,305	279,739
Telephone & Data Systems, Inc. (Telecommunications)	10,332	372,262
Texas Regional Bancshares, Inc.—Class A (Banks)	4,305	121,832
The Brink’s Co. (Miscellaneous Manufacturing)	6,027	288,754
The Colonial BancGroup, Inc. (Banks)	15,498	369,162
The Corporate Executive Board Co. (Commercial Services)	4,305	386,159
The Macerich Co. (REIT)	6,027	404,653
The Ryland Group, Inc. (Home Builders)	4,305	310,520
The Scotts Co.—Class A (Household Products/Wares)	4,305	194,758
The Timberland Co.—Class A* (Apparel)	5,166	168,153
Thomas & Betts Corp.* (Electronics)	5,166	216,765
Thor Industries, Inc. (Home Builders)	3,444	138,001
Tidewater, Inc. (Oil & Gas Services)	6,027	267,960
Timken Co. (Metal Fabricate/Hardware)	8,610	275,692
Toll Brothers, Inc.* (Home Builders)	12,054	417,551
Tootsie Roll Industries, Inc. (Food)	2,583	74,726
Transaction Systems Architect, Inc.* (Software)	3,444	99,153
Triad Hospitals, Inc.* (Healthcare—Services)	8,610	337,770
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,305	189,721
TriQuint Semiconductor, Inc.* (Semiconductors)	14,637	65,135
Tupperware Corp. (Household Products/Wares)	5,166	115,718
United Dominion Realty Trust, Inc. (REIT)	13,776	322,909
United Rentals, Inc.* (Commercial Services)	6,888	161,110
Unitrin, Inc. (Insurance)	4,305	193,940
Universal Corp. (Agriculture)	2,583	111,999
Universal Health Services, Inc.—Class B (Healthcare—Services)	5,166	241,459
Urban Outfitters, Inc.* (Retail)	12,054	305,087
UTStarcom, Inc.* (Telecommunications)	10,332	83,276
Valassis Communications, Inc.* (Commercial Services)	5,166	150,176
Valeant Pharmaceuticals International (Pharmaceuticals)	9,471	171,236
Valspar Corp. (Chemicals)	10,332	254,890
Varian Medical Systems, Inc.* (Healthcare—Products)	12,915	650,142

Common Stocks, continued
	Shares	Value
Varian, Inc.* (Electronics)	3,444	$137,037
VCA Antech, Inc.* (Pharmaceuticals)	8,610	242,802
Vectren Corp. (Gas)	7,749	210,463
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,471	262,063
Vishay Intertechnology, Inc.* (Electronics)	18,942	260,642
W.R. Berkley Corp. (Insurance)	11,193	533,011
Waddell & Reed Financial, Inc. (Diversified Financial Services)	8,610	180,552
Washington Federal, Inc. (Savings & Loans)	8,610	197,944
Washington Post Co.—Class B (Media)	861	658,665
Webster Financial Corp. (Banks)	5,166	242,285
Weingarten Realty Investors (REIT)	7,749	292,990
Werner Enterprises, Inc. (Transportation)	5,166	101,770
Westamerica Bancorp (Banks)	3,444	182,773
Westar Energy, Inc. (Electric)	8,610	185,115
Western Digital Corp.* (Computers)	21,525	400,580
Western Gas Resources, Inc. (Pipelines)	6,027	283,811
Westwood One, Inc. (Media)	6,888	112,274
WGL Holdings, Inc. (Gas)	5,166	155,290
Williams Sonoma, Inc.* (Retail)	12,054	520,130
Wilmington Trust Corp. (Banks)	6,888	268,012
Wind River Systems, Inc.* (Software)	7,749	114,453
Wisconsin Energy Corp. (Electric)	12,054	470,828
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,888	132,318
WPS Resources Corp. (Electric)	4,305	238,110
Yellow Roadway Corp.* (Transportation)	6,027	268,864
Zebra Technologies Corp.* (Machinery—Diversified)	6,888	295,152

TOTAL COMMON STOCKS (Cost $88,445,717)		109,908,940

Repurchase Agreements (15.9%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $20,758,646 (Collateralized by $20,994,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $21,166,352)	$20,750,000	20,750,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,750,000)		20,750,000

TOTAL INVESTMENT SECURITIES (Cost $109,195,717)—99.9%		130,658,940
Net other assets (liabilities)—0.1%		166,034

NET ASSETS—100.0%		$130,824,974

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $124,993,300)	337	$(810,317)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $18,619,180)	251	7,970
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $29,139,441)	39,482	(47,936)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $15,855,254)	21,483	(131,725)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Aerospace/Defense	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.6%
Banks	3.7%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	0.3%
Chemicals	2.3%
Coal	1.3%
Commercial Services	3.4%
Computers	3.8%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.7%

Electric	4.3%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.6%
Food	1.1%
Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare—Products	3.3%
Healthcare—Services	2.2%
Holding Companies—Diversified	0.3%
Home Builders	1.0%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	4.8%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.8%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.4%
Oil & Gas	4.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	2.8%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	7.4%
Savings & Loans	0.9%
Semiconductors	2.9%
Software	2.0%
Telecommunications	1.7%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.3%
Other***	16.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Common Stocks (78.7%)
	Percentage of Net Assets	Shares	Value
Abgenix, Inc.* (Pharmaceuticals)	0.1%	16,588	$356,808
Actuant Corp. (Miscellaneous Manufacturing)	0.2%	5,148	287,258
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	9,152	291,034
Acxiom Corp. (Software)	0.2%	12,012	276,276
Alkermes, Inc.* (Pharmaceuticals)	0.2%	16,016	306,226
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	0.3%	14,872	593,689
ANSYS, Inc.* (Software)	0.2%	6,292	268,605
Briggs & Stratton Corp. (Machinery—Diversified)	0.2%	7,436	288,442
Cabot Oil & Gas Corp. (Oil & Gas)	0.2%	6,292	283,770
Cal Dive International, Inc.* (Oil & Gas Services)	0.2%	11,440	410,581
Cimarex Energy Co.* (Oil & Gas)	0.2%	9,724	418,230
CNET Networks, Inc.* (Internet)	0.1%	22,308	327,704
Commercial Metals Co. (Metal Fabricate/Hardware)	0.2%	8,008	300,621
Corrections Corp. of America* (Commercial Services)	0.2%	5,720	257,228
Cypress Semiconductor Corp.* (Semiconductors)	0.2%	18,304	260,832
Eagle Materials—Class A (Building Materials)	0.1%	2,860	349,950
Fairchild Semiconductor International, Inc.* (Semiconductors)	0.2%	17,160	290,175
Flowserve Corp.* (Machinery—Diversified)	0.2%	6,864	271,540
Foundry Networks, Inc.* (Telecommunications)	0.2%	21,164	292,276
Frontier Oil Corp. (Oil & Gas)	0.2%	6,864	257,606
Gaylord Entertainment Co.* (Lodging)	0.2%	6,292	274,268
Hughes Supply, Inc. (Distribution/Wholesale)	0.1%	9,152	328,099
ICOS Corp.* (Biotechnology)	0.2%	10,868	300,283
IDX Systems Corp.* (Software)	0.2%	6,864	301,467
Intuitive Surgical, Inc.* (Healthcare—Products)	0.2%	4,576	536,629
JLG Industries, Inc. (Machinery—Construction & Mining)	0.2%	6,292	287,293
Kennametal, Inc. (Hand/Machine Tools)	0.2%	5,148	262,753
Manitowoc Co. (Machinery—Diversified)	0.2%	5,148	258,533
Moneygram International, Inc. (Software)	0.2%	10,868	283,437
National Financial Partners (Diversified Financial Services)	0.2%	5,148	270,528
National Presto Industries, Inc. (Housewares)	0.2%	6,292	279,050

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	0.2%	6,864	$430,579
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	18,876	274,457
Oceaneering International, Inc.* (Oil & Gas Services)	0.1%	6,292	313,216
Pacific Sunwear of California, Inc.* (Retail)	0.2%	10,296	256,576
Plexus Corp.* (Electronics)	0.2%	11,440	260,145
Regis Corp. (Retail)	0.2%	6,864	264,744
Reliance Steel & Aluminum Co. (Iron/Steel)	0.1%	5,148	314,646
Semtech Corp.* (Semiconductors)	0.2%	14,300	261,118
Shaw Group, Inc.* (Engineering & Construction)	0.2%	9,724	282,871
Spherion Corp.* (Commercial Services)	0.2%	26,312	263,384
Sterling Financial Corp.—Spokane (Savings & Loans)	0.2%	10,296	257,194
Sunrise Assisted Living, Inc.* (Healthcare—Services)	0.2%	8,008	269,951
Superior Energy Services, Inc.* (Oil & Gas Services)	0.2%	13,156	276,934
TETRA Technologies, Inc.* (Oil & Gas Services)	0.2%	8,580	261,862
Todco—Class A (Oil & Gas)	0.2%	7,436	283,014
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	6,292	276,408
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.1%	12,584	348,199
Websense, Inc. * (Internet)	0.2%	4,004	262,822
Other Common Stocks	69.5%	5,686,912	113,640,502

TOTAL COMMON STOCKS (Cost $125,352,070)			128,569,813

Repurchase Agreements (13.2%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $21,472,943 (Collateralized by $21,781,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-2/11/10, market value $21,893,806)	$21,464,000	21,464,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,464,000)		21,464,000

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund	Summary Schedule of Portfolio Investments December 31, 2005

Rights/Warrants(NM)
	Shares	Value
Other Securities	275	$11

TOTAL RIGHTS/WARRANTS (Cost $0)		11

TOTAL INVESTMENT SECURITIES (Cost $146,816,070)—91.9%		150,033,824
Net other assets (liabilities)—8.1%		13,184,599

NET ASSETS—100.0%		$163,218,423

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $86,024,250)	255	$(1,843,522)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $5,060,250)	75	5,306
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $19,037,778	28,279	(86,556)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $97,419,225)	144,706	(1,100,088)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.4%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	7.0%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.9%
Chemicals	1.0%
Commercial Services	4.1%

Computers	2.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.3%
Electronics	2.1%
Energy—Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare—Products	2.6%
Healthcare—Services	1.2%
Holding Companies—Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.8%
Housewares	0.2%
Insurance	1.4%
Internet	2.5%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	1.7%
Media	1.4%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.2%
Oil & Gas	2.9%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
Real Estate	0.2%
Real Estate Investment Trust	4.2%
Retail	4.9%
Savings & Loans	2.1%
Semiconductors	3.2%
Software	2.7%
Telecommunications	3.3%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.2%
Other***	21.3%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (87.1%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	20,971	$1,625,252
Alcoa, Inc. (Mining)	20,971	620,112
Altria Group, Inc. (Agriculture)	20,971	1,566,953
American Express Co. (Diversified Financial Services)	20,971	1,079,167
American International Group, Inc. (Insurance)	20,971	1,430,851
AT&T Corp. (Telecommunications)	20,971	513,580
Boeing Co. (Aerospace/Defense)	20,971	1,473,003
Caterpillar, Inc. (Machinery—Construction & Mining)	20,971	1,211,495
Citigroup, Inc. (Diversified Financial Services)	20,971	1,017,723
Coca-Cola Co. (Beverages)	20,971	845,341
Du Pont (Chemicals)	20,971	891,268
Exxon Mobil Corp. (Oil & Gas)	20,971	1,177,941
General Electric Co. (Miscellaneous Manufacturing)	20,971	735,034
General Motors Corp. (Auto Manufacturers)	20,971	407,257
Hewlett-Packard Co. (Computers)	20,971	600,400
Home Depot, Inc. (Retail)	20,971	848,906
Honeywell International, Inc. (Miscellaneous Manufacturing)	20,971	781,170
Intel Corp. (Semiconductors)	20,971	523,436
International Business Machines Corp. (Computers)	20,971	1,723,816
J.P. Morgan Chase & Co. (Diversified Financial Services)	20,971	832,339
Johnson & Johnson (Healthcare—Products)	20,971	1,260,357
McDonald’s Corp. (Retail)	20,971	707,142
Merck & Co., Inc. (Pharmaceuticals)	20,971	667,087
Microsoft Corp. (Software)	20,971	548,392
Pfizer, Inc. (Pharmaceuticals)	20,971	489,044
Procter & Gamble Co. (Cosmetics/Personal Care)	20,971	1,213,801
United Technologies Corp. (Aerospace/Defense)	20,971	1,172,489
Verizon Communications, Inc. (Telecommunications)	20,971	631,646
Wal-Mart Stores, Inc. (Retail)	20,971	981,443
Walt Disney Co. (Media)	20,971	502,675

TOTAL COMMON STOCKS (Cost $23,555,284)		28,079,120

Repurchase Agreements (12.7%)
	Principal Amount
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $4,112,713 (Collateralized by $4,078,000 various U.S. Government Agency Obligations, 4.875%-7.125%, 3/15/07-6/15/10, market value $4,194,736)	$4,111,000	4,111,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,111,000)		4,111,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option expiring March 2006 @ 7,000	500	$4,185

TOTAL OPTIONS PURCHASED (Cost $6,750)		4,185

TOTAL INVESTMENT SECURITIES (Cost $27,673,034)—99.8%		32,194,305
Net other assets (liabilities)—0.2%		50,935

NET ASSETS—100.0%		$32,245,240

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2006 (Underlying face amount at value $35,958,750)	669	$(206,387)
Swap Agreements
	Units
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 1/30/06 (Underlying notional amount at value $314,174)	29	(1,852)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	8.2%
Agriculture	4.9%
Auto Manufacturers	1.3%
Beverages	2.6%
Chemicals	2.8%
Computers	7.2%
Cosmetics/Personal Care	3.8%
Diversified Financial Services	9.0%
Healthcare—Products	3.9%
Insurance	4.4%
Machinery—Construction & Mining	3.8%
Media	1.6%
Mining	1.9%
Miscellaneous Manufacturing	9.7%
Oil & Gas	3.7%
Pharmaceuticals	3.6%
Retail	7.9%
Semiconductors	1.6%
Software	1.7%
Telecommunications	3.6%
Other**	12.8%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (91.4%)
	Shares	Value
Activision, Inc.* (Software)	64,449	$885,529
Adobe Systems, Inc. (Software)	127,875	4,726,260
Altera Corp.* (Semiconductors)	135,036	2,502,217
Amazon.com, Inc.* (Internet)	72,633	3,424,646
American Power Conversion Corp. (Electrical Components & Equipment)	52,173	1,147,806
Amgen, Inc.* (Biotechnology)	151,404	11,939,720
Apollo Group, Inc.—Class A* (Commercial Services)	47,058	2,845,127
Apple Computer, Inc.* (Computers)	309,969	22,283,671
Applied Materials, Inc. (Semiconductors)	221,991	3,982,519
ATI Technologies, Inc.* (Semiconductors)	65,472	1,112,369
Autodesk, Inc. (Software)	63,426	2,724,147
BEA Systems, Inc.* (Software)	95,139	894,307
Bed Bath & Beyond, Inc.* (Retail)	105,369	3,809,089
Biogen Idec, Inc.* (Biotechnology)	97,185	4,405,396
Biomet, Inc. (Healthcare—Products)	89,001	3,254,766
Broadcom Corp.—Class A* (Semiconductors)	70,587	3,328,177
C.H. Robinson Worldwide, Inc. (Transportation)	45,012	1,666,794
Cadence Design Systems, Inc.* (Computers)	78,771	1,332,805
CDW Corp. (Distribution/Wholesale)	21,483	1,236,776
Celgene Corp.* (Biotechnology)	43,989	2,850,487
Check Point Software Technologies, Ltd.* (Internet)	63,426	1,274,863
CheckFree Corp.* (Internet)	22,506	1,033,025
Chiron Corp.* (Biotechnology)	69,564	3,092,815
Cintas Corp. (Textiles)	53,196	2,190,611
Cisco Systems, Inc.* (Telecommunications)	579,018	9,912,788
Citrix Systems, Inc.* (Software)	55,242	1,589,865
Cognizant Technology Solutions Corp.* (Computers)	35,805	1,802,782
Comcast Corp.—Special Class A* (Media)	251,658	6,533,042
Comverse Technology, Inc.* (Telecommunications)	55,242	1,468,885
Costco Wholesale Corp. (Retail)	65,472	3,238,900
Dell, Inc.* (Computers)	228,129	6,841,589
DENTSPLY International, Inc. (Healthcare—Products)	19,437	1,043,573
Discovery Holding Co.—Class A* (Media)	62,403	945,405
eBay, Inc.* (Internet)	275,187	11,901,838
EchoStar Communications Corp.—Class A* (Media)	57,288	1,556,515
Electronic Arts, Inc.* (Software)	79,794	4,174,024
Expedia, Inc.* (Internet)	90,024	2,156,975
Expeditors International of Washington, Inc. (Transportation)	27,621	1,864,694
Express Scripts, Inc* (Pharmaceuticals)	34,782	2,914,732
Fastenal Co. (Distribution/Wholesale)	37,851	1,483,381
Fiserv, Inc.* (Software)	61,380	2,655,913
Flextronics International, Ltd.* (Electronics)	164,703	1,719,499
Garmin, Ltd. (Electronics)	26,598	1,764,778
Genzyme Corp.* (Biotechnology)	85,932	6,082,267
Gilead Sciences, Inc.* (Pharmaceuticals)	118,668	6,245,496
Google, Inc.* (Internet)	31,713	13,156,455
IAC/InterActiveCorp* (Internet)	87,978	2,490,657
Intel Corp. (Semiconductors)	557,535	13,916,073
Intuit, Inc.* (Software)	59,334	3,162,502
JDS Uniphase Corp.* (Telecommunications)	499,224	1,178,169
Juniper Networks, Inc.* (Telecommunications)	98,208	2,190,038
KLA-Tencor Corp. (Semiconductors)	63,426	3,128,805

Common Stocks, continued
	Shares	Value
Lam Research Corp.* (Semiconductors)	36,828	$1,314,023
Lamar Advertising Co.* (Advertising)	22,506	1,038,427
Liberty Global, Inc.—Class A* (Media)	63,426	1,427,085
Lincare Holdings, Inc.* (Healthcare—Services)	24,552	1,028,974
Linear Technology Corp. (Semiconductors)	107,415	3,874,459
Marvell Technology Group, Ltd.* (Semiconductors)	71,610	4,016,605
Maxim Integrated Products, Inc. (Semiconductors)	121,737	4,411,749
MCI, Inc. (Telecommunications)	94,116	1,856,909
MedImmune, Inc.* (Biotechnology)	69,564	2,436,131
Mercury Interactive Corp.* (Software)	24,552	682,300
Microchip Technology, Inc. (Semiconductors)	46,035	1,480,025
Microsoft Corp. (Software)	966,735	25,280,121
Monster Worldwide, Inc.* (Internet)	32,736	1,336,284
Network Appliance, Inc.* (Computers)	102,300	2,762,100
NII Holdings, Inc.—Class B* (Telecommunications)	38,874	1,698,016
NTL, Inc.* (Telecommunications)	24,552	1,671,500
NVIDIA Corp.* (Semiconductors)	43,989	1,608,238
Oracle Corp.* (Software)	566,742	6,919,921
PACCAR, Inc. (Auto Manufacturers)	50,127	3,470,292
Patterson Cos., Inc.* (Healthcare—Products)	34,782	1,161,719
Patterson-UTI Energy, Inc. (Oil & Gas)	46,035	1,516,853
Paychex, Inc. (Commercial Services)	95,139	3,626,698
Petsmart, Inc. (Retail)	37,851	971,257
Pixar Animation Studios* (Software)	31,713	1,671,909
Qualcomm, Inc. (Telecommunications)	523,776	22,564,270
Red Hat, Inc.* (Software)	46,035	1,253,993
Research In Motion, Ltd.* (Computers)	50,127	3,308,883
Ross Stores, Inc. (Retail)	37,851	1,093,894
SanDisk Corp.* (Computers)	45,012	2,827,654
Sears Holdings Corp.* (Retail)	43,989	5,082,049
Sepracor, Inc.* (Pharmaceuticals)	27,621	1,425,244
Siebel Systems, Inc. (Software)	163,680	1,731,734
Sigma-Aldrich Corp. (Chemicals)	17,391	1,100,676
Sirius Satellite Radio, Inc.* (Media)	380,556	2,549,725
Staples, Inc. (Retail)	129,921	2,950,506
Starbucks Corp.* (Retail)	282,348	8,473,263
Sun Microsystems, Inc.* (Computers)	391,809	1,641,680
Symantec Corp.* (Internet)	298,716	5,227,530
Telefonaktiebolaget LM EricssonADR (Telecommunications)	33,759	1,161,310
Tellabs, Inc.* (Telecommunications)	67,518	735,946
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	127,875	5,499,904
Urban Outfitters, Inc.* (Retail)	45,012	1,139,254
VeriSign, Inc.* (Internet)	63,426	1,390,298
Whole Foods Market, Inc. (Food)	34,782	2,691,779
Wynn Resorts, Ltd.* (Lodging)	28,644	1,571,123
Xilinx, Inc. (Semiconductors)	121,737	3,068,990
XM Satellite Radio Holdings, Inc.—Class A* (Media)	60,357	1,646,539
Yahoo!, Inc.* (Internet)	180,048	7,054,281

TOTAL COMMON STOCKS (Cost $236,128,099)		369,515,682

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (8.3%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $33,744,054 (Collateralized by $34,276,000 various U.S. Government Agency Obligations, 4.375%-4.58%, 10/15/06-2/11/10, market value $34,405,813)	$33,730,000	33,730,000

TOTAL REPURCHASE AGREEMENTS (Cost $33,730,000)		33,730,000

TOTAL INVESTMENT SECURITIES (Cost $269,858,099)—99.7%		403,245,682
Net other assets (liabilities)—0.3%		996,657

NET ASSETS—100.0%		$404,242,339

*	Non-income producing security.
ADR	American Depositary Receipt
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $67,730,400)	409	$(1,953,271)
Futures Contracts Sold
E-Mini NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $132,520)	4	2,167
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $193,185,105)	117,423	(2,786,748)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $176,780,503)	107,452	(2,376,225)

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	7.6%
Chemicals	0.3%
Commercial Services	1.6%
Computers	10.6%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	0.9%
Food	0.7%
Healthcare—Products	1.4%
Healthcare—Services	0.3%
Internet	12.4%
Lodging	0.4%
Media	3.6%
Oil & Gas	0.4%
Pharmaceuticals	4.0%
Retail	6.6%
Semiconductors	11.8%
Software	14.2%
Telecommunications	11.0%
Textiles	0.5%
Transportation	0.9%
Other***	8.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (31.7%)
	Principal Amount	Value
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $141,947,120 (Collateralized by $141,030,000 various U.S. Government Agency Obligations, 5.125%-5.50%, 3/6/06-7/15/06, market value $144,727,967)	$141,888,000	$141,888,000

TOTAL REPURCHASE AGREEMENTS (Cost $141,888,000)		141,888,000

Options Purchased (66.9%)
	Contracts
Nikkei 225 Futures Call Option expiring March 2006 @ $ 7,000	6,550	299,498,750

TOTAL OPTIONS PURCHASED (Cost $281,726,200)		299,498,750

TOTAL INVESTMENT SECURITIES (Cost $423,614,200)— 98.6%		441,386,750
Net other assets (liabilities)—1.4%		6,174,995

NET ASSETS—100.0%		$447,561,745

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
US Dollar Denominated Nikkei 225 Futures Contract expiring March 2006 (Underlying face amount at value $250,086,050)	3,098	$7,849,217
Japanese Yen Denominated Nikkei 225 Futures Contract expiring March 2006 (Underlying face amount at value in USD $112,644,632)	1,647	$5,351,840

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (92.6%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $30,930,883 (Collateralized by $31,885,000 various Federal Home Loan Mortgage Corp. Securities, 3.50%-4.875%, 3/15/07-10/19/07, market value $31,537,512)	$30,918,000	$30,918,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,918,000)		30,918,000

Options Purchased(NM)

	Contracts
S&P 500 Futures Call Option expiring January 2006 @ $1,550	100	400

TOTAL OPTIONS PURCHASED (Cost $1,700)		400

TOTAL INVESTMENT SECURITIES (Cost $30,919,700)—92.6%		30,918,400
Net other assets (liabilities)—7.4%		2,483,135

NET ASSETS—100.0%		$33,401,535

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $15,359,050)	49	$126,804
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $15,183,118)	(12,163)	120,816
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $2,913,864)	(2,334)	19,172

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (86.7%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $16,185,741 (Collateralized by $16,360,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $16,504,141)	$16,179,000	$16,179,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,179,000)		16,179,000

Options Purchased (NM)
	Contracts
Russell 2000 Futures Call Option expiring February 2006 @ $1020	100	1,900

TOTAL OPTIONS PURCHASED (Cost $2,950)		1,900

TOTAL INVESTMENT SECURITIES (Cost $16,181,950)—86.7%		16,180,900
Net other assets (liabilities)—13.3%		2,490,398

NET ASSETS—100.0%		$18,671,298

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $1,012,050)	3	$21,661
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $7,421,700)	110	49,649
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $3,861,142)	(5,735)	17,436
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $6,320,930)	(9,389)	63,089

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (85.7%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $30,627,756 (Collateralized by $31,566,000 various Federal Home Loan Mortgage Corp. Securities, 3.50%-4.875%, 3/15/07-10/19/07, market value $31,229,039)	$30,615,000	$30,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,615,000)		30,615,000

Options Purchased (NM)
	Contracts
NASDAQ Futures Call Option expiring January 2006 @ $2,600	200	320

TOTAL OPTIONS PURCHASED (Cost $1,900)		320

TOTAL INVESTMENT SECURITIES (Cost $30,616,900)—85.7%		30,615,320
Net other assets (liabilities)—14.3%		5,113,034

NET ASSETS—100.0%		$35,728,354

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2006 (Underlying notional amount at value $16,228,800)	98	$429,237
E-Mini NASDAQ Futures Contract expiring March 2006 (Underlying notional amount at value $6,957,300)	210	104,754
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $3,074,556)	(1,869)	15,400
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $9,415,109)	(5,723)	98,090

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (90.0%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $87,224,328, (Collateralized by $88,328,000 various U.S. Government Agency Obligations, 3.50%-5.125%, 3/6/06-10/19/07, market value $88,933,915)	$87,188,000	$87,188,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,188,000)		87,188,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option expiring January 2006 @ $1,550	600	2,400

TOTAL OPTIONS PURCHASED (Cost $10,201)		2,400

TOTAL INVESTMENT SECURITIES (Cost $87,198,201)— 90.0%		87,190,400
Net other assets (liabilities)—10.0%		9,741,206

NET ASSETS—100.0%		$96,931,606

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $139,485,250)	445	$1,339,214
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $53,147,139)	(42,576)	422,905
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $1,402,787)	(1,124)	9,230

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (67.1%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $9,104,792 (Collateralized by $9,188,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $9,284,950)	$9,101,000	$9,101,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,101,000)		9,101,000

Options Purchased (NM)
S&P MidCap 400 Futures Call Option expiring March 2006 @ $1,000	35	718

TOTAL OPTIONS PURCHASED (Cost $1,033)		718

TOTAL INVESTMENT SECURITIES (Cost $9,102,033)—67.1%		9,101,718
Net other assets (liabilities)—32.9%		4,465,768

NET ASSETS—100.0%		$13,567,486

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $5,415,140)	73	$2,317
S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $5,192,600)	14	33,569
Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $11,165,658)	(15,129)	18,027
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $5,342,067)	(7,238)	18,040

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (88.7%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $119,805,898 (Collateralized by $120,425,000 various U.S. Government Agency Obligations, 4.375%-5.125%, 3/6/06-2/11/10, market value $122,155,898)	$119,756,000	$119,756,000

TOTAL REPURCHASE AGREEMENTS (Cost $119,756,000)		119,756,000

Options Purchased (NM)
	Contracts
Russell 2000 Futures Call Option expiring February 2006 @ $1020	200	3,800

TOTAL OPTIONS PURCHASED (Cost $5,900)		3,800

TOTAL INVESTMENT SECURITIES (Cost $119,761,900) — 88.7%		119,759,800
Net other assets (liabilities)—11.3%		15,320,832

NET ASSETS—100.0%		$135,080,632

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $11,469,900)	34	$245,497
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $22,669,920)	336	181,163
Swap Agreements
	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $20,152,980)	(29,935)	91,007
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $214,606,715)	(318,777)	1,874,729

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (91.1%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $16,054,687 (Collateralized by $16,293,000 various U.S. Government Agency Obligations, 4.58%-4.875%, 3/15/07-2/11/10, market value $16,369,481)	$16,048,000	$16,048,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,048,000)		16,048,000

Options PurchasedNM
	Contracts
Dow Jones Futures Call Option expiring March 2006 @ 15,000	400	3,348

TOTAL OPTIONS PURCHASED (Cost $5,400)		3,348

TOTAL INVESTMENT SECURITIES (Cost $16,053,400)—91.1%		16,051,348
Net other assets (liabilities)—8.9%		1,558,605

NET ASSETS—100.0%		$17,609,953

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2006 (Underlying face amount at value $16,931,250)	315	$121,578
Swap Agreements
	Units
Equity Index Swap Agreement based on Dow Jones Industrial Average Index expiring 1/30/06 (Underlying notional amount at value $18,206,760)	(1,699)	106,789

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (90.7%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $170,094,843 (Collateralized by 170,899,000 various U.S. Government Agency Obligations, 4.58%-5.125%, 3/6/06-2/11/10, market value $173,426,574)	$170,024,000	$170,024,000

TOTAL REPURCHASE AGREEMENTS (Cost $170,024,000)		170,024,000

Options Purchased (NM)
	Contracts
NASDAQ Futures Call Option expiring January 2006 @ $2,600	1,200	1,920

TOTAL OPTIONS PURCHASED (Cost $11,400)		1,920

TOTAL INVESTMENT SECURITIES (Cost $170,035,400)—90.7%		170,025,920
Net other assets (liabilities)—9.3%		17,507,455

NET ASSETS—100.0%		$187,533,375

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $85,449,600)	516	$1,937,570
E-Mini NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $16,796,910)	507	268,596
Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 expiring 1/30/06. (Underlying notional amount at value $144,711,797)	(87,960)	2,073,939
Equity Index Swap Agreement based on the NASDAQ-100 Expiring 1/30/06. (Underlying notional amount at value $128,093,621)	(77,859)	1,649,600

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (74.6%)
	Shares	Value
Amcore Financial, Inc. (Banks)	86	$2,615
AmSouth Bancorp (Banks)	1,462	38,319
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	86	2,609
Associated Banc-Corp (Banks)	559	18,195
Astoria Financial Corp. (Savings & Loans)	430	12,642
BancorpSouth, Inc. (Banks)	301	6,643
Bank of America Corp. (Banks)	17,114	789,811
Bank of Hawaii Corp. (Banks)	215	11,081
Bank of New York Co., Inc. (Banks)	3,268	104,086
BB&T Corp. (Banks)	2,279	95,513
Cathay Bancorp, Inc. (Banks)	172	6,182
Chittenden Corp. (Banks)	215	5,979
Citigroup, Inc. (Diversified Financial Services)	22,016	1,068,437
Citizens Banking Corp. (Banks)	172	4,773
City National Corp. (Banks)	172	12,460
Comerica, Inc. (Banks)	688	39,051
Commerce Bancorp, Inc. (Banks)	688	23,674
Commerce Bancshares, Inc. (Banks)	301	15,688
Commercial Capital Bancorp, Inc. (Savings & Loans)	215	3,681
Compass Bancshares, Inc. (Banks)	516	24,918
Cullen/Frost Bankers, Inc. (Banks)	215	11,541
Dime Community Bancshares, Inc. (Savings & Loans)	129	1,885
Doral Financial Corp. (Diversified Financial Services)	387	4,102
Downey Financial Corp. (Savings & Loans)	86	5,882
East-West Bancorp, Inc. (Banks)	215	7,845
F.N.B. Corp. (Banks)	215	3,732
Fifth Third Bancorp (Banks)	1,978	74,610
First BanCorp. (Banks)	301	3,735
First Horizon National Corp. (Banks)	516	19,835
First Midwest Bancorp, Inc. (Banks)	215	7,538
First Niagara Financial Group, Inc. (Savings & Loans)	516	7,467
FirstFed Financial Corp.* (Savings & Loans)	86	4,689
FirstMerit Corp. (Banks)	344	8,913
Fulton Financial Corp. (Banks)	645	11,352
Golden West Financial Corp. (Savings & Loans)	1,290	85,140
Greater Bay Bancorp (Banks)	215	5,508
Harbor Florida Bancshares, Inc. (Savings & Loans)	86	3,186
Hudson City Bancorp, Inc. (Savings & Loans)	2,537	30,748
Hudson United Bancorp (Banks)	172	7,169
Huntington Bancshares, Inc. (Banks)	903	21,446
Independence Community Bank Corp. (Savings & Loans)	344	13,667
IndyMac Bancorp, Inc. (Diversified Financial Services)	258	10,067
J.P. Morgan Chase & Co. (Diversified Financial Services)	14,878	590,508
KeyCorp (Banks)	1,720	56,640
M&T Bank Corp. (Banks)	344	37,513
MAF Bancorp, Inc. (Savings & Loans)	129	5,338
Marshall & Ilsley Corp. (Banks)	817	35,164
Mercantile Bankshares Corp. (Banks)	344	19,415
National City Corp. (Banks)	2,365	79,393
NetBank, Inc. (Internet)	215	1,544
New York Community Bancorp (Savings & Loans)	1,032	17,049

Common Stocks, continued
	Shares	Value
NewAlliance Bancshares, Inc. (Savings & Loans)	473	$6,877
North Fork Bancorp, Inc. (Banks)	1,892	51,765
Northern Trust Corp. (Banks)	817	42,337
Old National Bancorp (Banks)	301	6,514
Pacific Capital Bancorp (Banks)	172	6,120
Park National Corp. (Banks)	43	4,414
People’s Bank (Savings & Loans)	258	8,013
PFF Bancorp, Inc. (Savings & Loans)	86	2,625
PNC Financial Services Group (Banks)	1,247	77,102
Popular, Inc. (Banks)	1,032	21,827
Provident Bankshares Corp. (Banks)	129	4,356
Provident Financial Services, Inc. (Savings & Loans)	301	5,572
Regions Financial Corp. (Banks)	1,935	66,100
Republic Bancorp, Inc. (Banks)	301	3,582
Sky Financial Group, Inc. (Banks)	473	13,159
South Financial Group, Inc. (Banks)	301	8,290
Sovereign Bancorp, Inc. (Savings & Loans)	1,591	34,397
Sterling Bancshares, Inc. (Banks)	172	2,656
SunTrust Banks, Inc. (Banks)	1,548	112,632
Susquehanna Bancshares, Inc. (Banks)	215	5,091
SVB Financial Group* (Banks)	129	6,042
Synovus Financial Corp. (Banks)	1,075	29,036
TCF Financial Corp. (Banks)	559	15,171
TD Banknorth, Inc. (Banks)	344	9,993
Texas Regional Bancshares, Inc.—Class A (Banks)	172	4,868
The Colonial BancGroup, Inc. (Banks)	645	15,364
TrustCo Bank Corp. NY (Banks)	301	3,738
Trustmark Corp. (Banks)	215	5,906
U.S. Bancorp (Banks)	7,697	230,063
UCBH Holdings, Inc. (Banks)	387	6,920
UnionBanCal Corp. (Banks)	215	14,775
United Bankshares, Inc. (Banks)	172	6,061
Valley National Bancorp (Banks)	473	11,399
W Holding Co., Inc. (Banks)	559	4,601
Wachovia Corp. (Banks)	6,579	347,766
Washington Federal, Inc. (Savings & Loans)	387	8,897
Washington Mutual, Inc. (Savings & Loans)	4,171	181,438
Webster Financial Corp. (Banks)	215	10,084
Wells Fargo & Co. (Banks)	7,095	445,779
Westamerica Bancorp (Banks)	129	6,846
Whitney Holding Corp. (Banks)	258	7,110
Wilmington Trust Corp. (Banks)	301	11,712
Wintrust Financial Corp. (Banks)	86	4,721
Zions Bancorp (Banks)	430	32,491

TOTAL COMMON STOCKS (Cost $4,915,413)		5,383,188

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (29.5%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $2,133,889 (Collateralized by $2,090,000 various U.S. Government Agency Obligations, 4.875%-7.125%, 3/15/07-6/15/10, market value $2,177,058)	$2,133,000	2,133,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,133,000)		$2,133,000

TOTAL INVESTMENT SECURITIES (Cost $7,048,413)—104.1%		7,516,188
Net other assets (liabilities)—(4.1)%		(295,098)

NET ASSETS—100.0%		$7,221,090

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 1/24/06 (Underlying notional amount at value $5,442,359)	10,771	$(118,700)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Banks	45.3%
Diversified Financial Services	23.2%
Internet	NM
Savings & Loans	6.1%
Other***	25.4%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	18,135	$1,073,411
Airgas, Inc. (Chemicals)	5,859	192,761
AK Steel Holding Corp.* (Iron/Steel)	8,928	70,978
Albemarle Corp. (Chemicals)	3,348	128,396
Alcoa, Inc. (Mining)	76,167	2,252,259
Allegheny Technologies, Inc. (Iron/Steel)	6,975	251,658
Arch Coal, Inc. (Coal)	5,301	421,430
Ashland, Inc. (Chemicals)	6,417	371,544
Avery Dennison Corp. (Household Products/Wares)	8,649	478,031
Bowater, Inc. (Forest Products & Paper)	4,743	145,705
Cabot Corp. (Chemicals)	4,743	169,799
Cambrex Corp. (Biotechnology)	2,232	41,895
Caraustar Industries, Inc.* (Forest Products & Paper)	2,511	21,821
Carpenter Technology Corp. (Iron/Steel)	1,953	137,628
Chaparral Steel Co.* (Iron/Steel)	1,953	59,078
Chemtura Corp. (Chemicals)	20,367	258,661
Cleveland-Cliffs, Inc. (Iron/Steel)	1,953	172,977
Coeur d’Alene Mines Corp.* (Mining)	21,762	87,048
Commercial Metals Co. (Metal Fabricate/Hardware)	5,022	188,526
CONSOL Energy, Inc. (Coal)	8,091	527,371
Cytec Industries, Inc. (Chemicals)	3,348	159,465
Du Pont (Chemicals)	87,048	3,699,540
Eastman Chemical Co. (Chemicals)	6,975	359,840
Ecolab, Inc. (Chemicals)	16,182	586,921
Engelhard Corp. (Chemicals)	10,602	319,650
Ferro Corp. (Chemicals)	3,627	68,043
FMC Corp.* (Chemicals)	3,069	163,179
Freeport-McMoRan Copper & Gold, Inc.— Class B (Mining)	15,624	840,571
Fuller (H.B.) Co. (Chemicals)	2,511	80,528
Georgia Gulf Corp. (Chemicals)	3,069	93,359
Harsco Corp. (Miscellaneous Manufacturing)	3,627	244,859
Headwaters, Inc.* (Energy—Alternate Sources)	3,627	128,541
Hercules, Inc.* (Chemicals)	8,928	100,886
Huntsman Corp.* (Chemicals)	7,812	134,523
International Flavors & Fragrances, Inc. (Chemicals)	7,533	252,356
International Paper Co. (Forest Products & Paper)	42,687	1,434,710
Lubrizol Corp. (Chemicals)	5,859	254,456
Lyondell Chemical Co. (Chemicals)	19,530	465,205
Macdermid, Inc. (Chemicals)	2,232	62,273
Massey Energy Co. (Coal)	6,696	253,578
Meridian Gold, Inc.* (Mining)	8,649	189,154
Minerals Technologies, Inc. (Chemicals)	1,674	93,560
Monsanto Co. (Agriculture)	23,436	1,816,993
Neenah Paper, Inc. (Forest Products & Paper)	1,395	39,060
Newmont Mining Corp. (Mining)	36,270	1,936,818
Nucor Corp. (Iron/Steel)	12,276	819,055
Olin Corp. (Chemicals)	6,138	120,796
OM Group, Inc.* (Chemicals)	2,511	47,106
Peabody Energy Corp. (Coal)	11,439	942,802
Phelps Dodge Corp. (Mining)	8,091	1,164,052
Pope & Talbot, Inc. (Forest Products & Paper)	1,395	11,620
Potlatch Corp. (Forest Products & Paper)	2,511	128,011
PPG Industries, Inc. (Chemicals)	15,066	872,321
Praxair, Inc. (Chemicals)	28,458	1,507,136
Reliance Steel & Aluminum Co. (Iron/Steel)	2,511	153,472

Common Stocks, continued
	Shares	Value
Rohm & Haas Co. (Chemicals)	12,555	$607,913
RPM, Inc. (Chemicals)	10,044	174,464
RTI International Metals, Inc.* (Mining)	1,953	74,116
Ryerson Tull, Inc. (Iron/Steel)	1,953	47,497
Schulman (A.), Inc. (Chemicals)	2,790	60,041
Sensient Technologies Corp. (Chemicals)	3,906	69,917
Sigma-Aldrich Corp. (Chemicals)	5,022	317,842
Southern Copper Corp. (Mining)	3,069	205,562
Steel Dynamics, Inc. (Iron/Steel)	3,906	138,702
Stillwater Mining Co.* (Mining)	3,906	45,192
The Dow Chemical Co. (Chemicals)	84,258	3,692,186
The Mosaic Co.* (Chemicals)	10,881	159,189
The Scotts Co.—Class A (Household Products/Wares)	3,906	176,707
Tredegar Corp. (Miscellaneous Manufacturing)	2,232	28,770
United States Steel Corp. (Iron/Steel)	10,044	482,815
USEC, Inc. (Mining)	7,254	86,685
Valspar Corp. (Chemicals)	8,370	206,488
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,185	49,592
Wellman, Inc. (Chemicals)	2,790	18,916
Weyerhaeuser Co. (Forest Products & Paper)	21,204	1,406,673
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,138	117,911

TOTAL COMMON STOCKS (Cost $32,581,055)		34,762,594

Repurchase Agreements (27.4%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $12,665,275 (Collateralized by $12,825,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $12,914,464)	$12,660,000	12,660,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,660,000)		12,660,000

TOTAL INVESTMENT SECURITIES (Cost $45,241,055)—102.5%		47,422,594
Net other assets (liabilities)—(2.5)%		(1,144,909)

NET ASSETS—100.0%		$46,277,685

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 1/24/06 (Underlying notional amount at value $34,751,844)	168,870	$(386,697)

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	3.9%
Biotechnology	0.1%
Chemicals	36.6%
Coal	4.6%
Energy	0.3%
Forest Products & Paper	7.0%
Household Products/Wares	1.4%
Iron/Steel	5.0%
Metal Fabricate/Hardware	0.7%
Mining	14.9%
Miscellaneous Manufacturing	0.6%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
Abgenix, Inc.* (Pharmaceuticals)	11,400	$245,214
Albany Molecular Research, Inc.* (Commercial Services)	3,040	36,936
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,560	92,340
Amgen, Inc.* (Biotechnology)	180,880	14,264,196
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	14,820	591,614
Applera Corp.—Celera Genomics Group* (Biotechnology)	10,640	116,614
Biogen Idec, Inc.* (Biotechnology)	49,780	2,256,527
Celgene Corp.* (Biotechnology)	24,700	1,600,560
Cell Genesys, Inc.* (Biotechnology)	6,460	38,308
Cell Therapeutics, Inc.* (Pharmaceuticals)	10,640	23,195
Charles River Laboratories International, Inc.* (Biotechnology)	10,640	450,817
Chiron Corp.* (Biotechnology)	15,960	709,582
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	7,980	169,575
CuraGen Corp.* (Biotechnology)	6,460	19,897
CV Therapeutics, Inc.* (Pharmaceuticals)	6,460	159,756
Delta & Pine Land Co. (Agriculture)	5,320	122,413
Enzo Biochem, Inc.* (Biotechnology)	4,560	56,635
Enzon, Inc.* (Biotechnology)	6,460	47,804
Gen-Probe, Inc.* (Healthcare—Products)	7,220	352,264
Genentech, Inc.* (Biotechnology)	68,020	6,291,850
Genzyme Corp.* (Biotechnology)	38,000	2,689,640
Gilead Sciences, Inc.* (Pharmaceuticals)	67,260	3,539,895
Human Genome Sciences, Inc.* (Biotechnology)	19,000	162,640
ICOS Corp.* (Biotechnology)	8,360	230,987
ImClone Systems, Inc.* (Pharmaceuticals)	9,880	338,291
Incyte Genomics, Inc.* (Biotechnology)	12,160	64,934
InterMune, Inc.* (Biotechnology)	3,800	63,840
Invitrogen Corp.* (Biotechnology)	7,600	506,464
Medarex, Inc.* (Pharmaceuticals)	16,340	226,309
MedImmune, Inc.* (Biotechnology)	36,480	1,277,530
Millennium Pharmaceuticals, Inc.* (Biotechnology)	44,840	434,948
Myriad Genetics, Inc.* (Biotechnology)	5,700	118,560
Nabi Biopharmaceuticals* (Pharmaceuticals)	8,740	29,541
Nektar Therapeutics* (Biotechnology)	12,540	206,408
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	5,320	333,724
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	6,840	80,986
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	6,080	174,861
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	8,360	234,414
Protein Design Labs, Inc.* (Biotechnology)	16,720	475,182
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,700	90,915
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,740	32,688
Techne Corp.* (Healthcare—Products)	5,320	298,718
Telik, Inc.* (Biotechnology)	7,600	129,124
Trimeris, Inc.* (Pharmaceuticals)	2,280	26,197
United Therapeutics Corp.* (Pharmaceuticals)	3,420	236,390
Vertex Pharmaceuticals, Inc.* (Biotechnology)	13,680	378,526

TOTAL COMMON STOCKS (Cost $31,523,113)		40,027,809

Repurchase Agreements (23.4%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $12,471,194 (Collateralized by $12,633,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $12,716,123)	$12,466,000	$12,466,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,466,000)		12,466,000

TOTAL INVESTMENT SECURITIES (Cost $43,989,113)—98.5%		52,493,809
Net other assets (liabilities)—1.5%		778,306

NET ASSETS—100.0%		$53,272,115

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 1/24/06 (Underlying notional amount at value $39,977,882)	85,527	$(716,348)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	0.2%
Biotechnology	61.6%
Commercial Services	0.1%
Healthcare—Products	1.2%
Pharmaceuticals	12.0%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	40	$980
Activision, Inc.* (Software)	270	3,710
Actuant Corp. (Miscellaneous Manufacturing)	30	1,674
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	80	3,660
Altria Group, Inc. (Agriculture)	2,030	151,682
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	40	733
Anheuser-Busch Cos., Inc. (Beverages)	760	32,650
Archer-Daniels-Midland Co. (Agriculture)	590	14,549
ArvinMeritor, Inc. (Auto Parts & Equipment)	70	1,007
Avon Products, Inc. (Cosmetics/Personal Care)	450	12,848
Beazer Homes USA, Inc. (Home Builders)	40	2,914
Black & Decker Corp. (Hand/Machine Tools)	80	6,957
Blyth, Inc. (Household Products/Wares)	30	629
BorgWarner, Inc. (Auto Parts & Equipment)	50	3,032
Briggs & Stratton Corp. (Machinery—Diversified)	50	1,940
Brown-Forman Corp. (Beverages)	40	2,773
Brunswick Corp. (Leisure Time)	100	4,066
Bunge, Ltd. (Agriculture)	110	6,227
Callaway Golf Co. (Leisure Time)	60	830
Campbell Soup Co. (Food)	250	7,443
Centex Corp. (Home Builders)	130	9,294
Champion Enterprises, Inc.* (Home Builders)	70	953
Chiquita Brands International, Inc. (Food)	40	800
Church & Dwight, Inc. (Household Products/Wares)	60	1,982
Cintas Corp. (Textiles)	130	5,353
Clorox Co. (Household Products/Wares)	150	8,534
Coach, Inc.* (Apparel)	380	12,669
Coca-Cola Co. (Beverages)	2,170	87,473
Coca-Cola Enterprises, Inc. (Beverages)	240	4,601
Colgate-Palmolive Co. (Cosmetics/Personal Care)	510	27,974
ConAgra Foods, Inc. (Food)	510	10,343
Constellation Brands, Inc.* (Beverages)	190	4,984
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	60	919
Corn Products International, Inc. (Food)	70	1,672
D.R. Horton, Inc. (Home Builders)	270	9,648
Dana Corp. (Auto Parts & Equipment)	150	1,077
Dean Foods Co.* (Food)	150	5,649
Del Monte Foods Co.* (Food)	200	2,086
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	30	2,486
Eastman Kodak Co. (Miscellaneous Manufacturing)	280	6,552
Electronic Arts, Inc.* (Software)	300	15,693
Energizer Holdings, Inc.* (Electrical Components & Equipment)	70	3,485
Ethan Allen Interiors, Inc. (Home Furnishings)	30	1,096
Fleetwood Enterprises, Inc.* (Home Builders)	60	741
Flowers Foods, Inc. (Food)	60	1,654
Ford Motor Co. (Auto Manufacturers)	1,730	13,356
Fossil, Inc.* (Household Products/Wares)	50	1,076
Furniture Brands International, Inc. (Home Furnishings)	50	1,117
G & K Services, Inc. (Textiles)	20	785
Garmin, Ltd. (Electronics)	60	3,981
General Mills, Inc. (Food)	350	17,261
General Motors Corp. (Auto Manufacturers)	410	7,962
Gentex Corp. (Electronics)	150	2,925
Genuine Parts Co. (Distribution/Wholesale)	170	7,466
Hain Celestial Group, Inc.* (Food)	30	635
Harley-Davidson, Inc. (Leisure Time)	270	13,903

Common Stocks, continued
	Shares	Value
Harman International Industries, Inc. (Home Furnishings)	60	$5,871
Hasbro, Inc. (Toys/Games/Hobbies)	160	3,229
Heinz (H.J.) Co. (Food)	340	11,465
Herman Miller, Inc. (Office Furnishings)	70	1,973
HNI Corp. (Office Furnishings)	40	2,197
Hormel Foods Corp. (Food)	70	2,288
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	30	1,489
Interface, Inc.—Class A* (Office Furnishings)	50	411
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	30	628
JM Smucker Co. (Food)	60	2,640
Johnson Controls, Inc. (Auto Parts & Equipment)	190	13,852
Jones Apparel Group, Inc. (Apparel)	120	3,686
KB Home (Home Builders)	80	5,813
Kellogg Co. (Food)	230	9,941
Kellwood Co. (Apparel)	30	716
Kenneth Cole Productions, Inc. (Retail)	10	255
Kimberly-Clark Corp. (Household Products/Wares)	460	27,438
Kraft Foods, Inc. (Food)	260	7,316
La-Z-Boy, Inc. (Home Furnishings)	50	678
Lancaster Colony Corp. (Miscellaneous Manufacturing)	30	1,112
Lear Corp. (Auto Parts & Equipment)	70	1,992
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	190	4,362
Lennar Corp.—Class A (Home Builders)	120	7,322
Lennar Corp.—Class B (Home Builders)	10	567
Lexar Media, Inc.* (Computers)	70	575
Liz Claiborne, Inc. (Apparel)	110	3,940
Loews Corp.—Carolina Group (Agriculture)	80	3,519
M.D.C. Holdings, Inc. (Home Builders)	30	1,859
Martek Biosciences Corp.* (Biotechnology)	30	738
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	70	1,147
Mattel, Inc. (Toys/Games/Hobbies)	400	6,328
Maytag Corp. (Home Furnishings)	70	1,317
McCormick & Co., Inc. (Food)	110	3,401
Meritage Homes Corp.* (Home Builders)	20	1,258
Modine Manufacturing Co. (Auto Parts & Equipment)	30	978
Mohawk Industries, Inc.* (Textiles)	50	4,349
Molson Coors Brewing Co.—Class B (Beverages)	70	4,689
Monaco Coach Corp. (Home Builders)	30	399
NBTY, Inc.* (Pharmaceuticals)	60	975
Newell Rubbermaid, Inc. (Housewares)	270	6,421
NIKE, Inc.—Class B (Apparel)	180	15,622
Nu Skin Enterprises, Inc. (Retail)	50	879
NVR, Inc.* (Home Builders)	10	7,020
Oakley, Inc. (Health Care Products)	30	441
Pentair, Inc. (Miscellaneous Manufacturing)	100	3,452
PepsiAmericas, Inc. (Beverages)	70	1,628
PepsiCo, Inc. (Beverages)	1,630	96,299
Phillips-Van Heusen Corp. (Apparel)	40	1,296
Polaris Industries, Inc. (Leisure Time)	40	2,008
Polo Ralph Lauren Corp. (Apparel)	60	3,368
Procter & Gamble Co. (Cosmetics/Personal Care)	3,360	194,476
Proliance International, Inc.* (Auto Parts & Equipment)	20	106
Pulte Homes, Inc. (Home Builders)	210	8,266
Quiksilver, Inc.* (Apparel)	120	1,661
Ralcorp Holdings, Inc.* (Food)	30	1,197
Reebok International, Ltd. (Apparel)	50	2,912

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Reynolds American, Inc. (Agriculture)	80	$7,626
Russell Corp. (Apparel)	30	404
Sara Lee Corp. (Food)	780	14,741
SCP Pool Corp. (Distribution/Wholesale)	50	1,861
Smithfield Foods, Inc.* (Food)	90	2,754
Snap-on, Inc. (Hand/Machine Tools)	50	1,878
Spectrum Brands, Inc.* (Household Products/Wares)	40	812
Standard Pacific Corp. (Home Builders)	70	2,576
Steelcase, Inc.—Class A (Office Furnishings)	60	950
Superior Industries International, Inc. (Auto Parts & Equipment)	20	445
Take-Two Interactive Software, Inc.* (Software)	70	1,239
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	130	4,352
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	170	2,955
The Hershey Co. (Food)	170	9,393
The Nautilus Group, Inc. (Leisure Time)	30	560
The Pepsi Bottling Group, Inc. (Beverages)	150	4,292
The Ryland Group, Inc. (Home Builders)	50	3,607
The Stanley Works (Hand/Machine Tools)	80	3,843
The Stride Rite Corp. (Apparel)	40	542
The Timberland Co.—Class A* (Apparel)	60	1,953
Thor Industries, Inc. (Home Builders)	40	1,603
THQ, Inc.* (Software)	60	1,431
Toll Brothers, Inc.* (Home Builders)	110	3,810
Tommy Hilfiger Corp.* (Apparel)	90	1,462
Tootsie Roll Industries, Inc. (Food)	20	579
TreeHouse Foods, Inc.* (Food)	30	562
Tupperware Corp. (Household Products/Wares)	50	1,120
Tyson Foods, Inc.—Class A (Food)	230	3,933
Universal Corp. (Agriculture)	30	1,301
UST, Inc. (Agriculture)	160	6,533
V. F. Corp. (Apparel)	90	4,981
Visteon Corp.* (Auto Parts & Equipment)	130	814
WCI Communities, Inc.* (Home Builders)	40	1,074
WD-40 Co. (Household Products/Wares)	20	525
Weight Watchers International, Inc.* (Commercial Services)	40	1,977
Whirlpool Corp. (Home Furnishings)	70	5,863
Winnebago Industries, Inc. (Home Builders)	30	998
Wolverine World Wide, Inc. (Apparel)	60	1,348
Wrigley (Wm.) Jr. Co. (Food)	140	9,309
Yankee Candle Co., Inc. (Household Products/Wares)	40	1,024

TOTAL COMMON STOCKS (Cost $1,068,069)		1,175,284

Repurchase Agreements (29.6%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $462,193 (Collateralized by $430,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $471,599)	$462,000	$462,000

TOTAL REPURCHASE AGREEMENTS (Cost $462,000)		462,000

TOTAL INVESTMENT SECURITIES (Cost $1,530,069)—104.7%		1,637,284
Net other assets (liabilities)—(4.7)%		(74,182)

NET ASSETS—100.0%		$1,563,102

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 1/24/06 (Underlying notional amount at value $1,169,034)	4,397	$(20,203)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	12.2%
Apparel	3.6%
Auto Manufacturers	1.4%
Auto Parts & Equipment	1.8%
Beverages	15.3%
Biotechnology	NM
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	15.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.4%
Food	8.3%
Hand/Machine Tools	0.8%
Healthcare—Products	NM
Home Builders	4.6%
Home Furnishings	1.0%
Household Products/Wares	2.8%
Housewares	0.4%
Leisure Time	1.4%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.4%
Pharmaceuticals	0.1%
Software	1.4%
Textiles	0.7%
Toys/Games/Hobbies	0.7%
Other***	24.9%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.4%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	15	$978
Adesa, Inc. (Commercial Services)	15	366
Advance Auto Parts, Inc.* (Retail)	18	782
ADVO, Inc. (Advertising)	6	169
Aeropostale, Inc.* (Retail)	9	237
AirTran Holdings, Inc.* (Airlines)	15	240
Alaska Air Group, Inc.* (Airlines)	3	107
Albertson’s, Inc. (Food)	60	1,281
Amazon.com, Inc.* (Internet)	51	2,405
American Eagle Outfitters, Inc. (Retail)	24	552
American Greetings Corp.—Class A (Household Products/Wares)	12	264
AmerisourceBergen Corp. (Pharmaceuticals)	36	1,490
AMR Corp.* (Airlines)	30	667
Andrx Group* (Pharmaceuticals)	12	198
AnnTaylor Stores Corp.* (Retail)	12	414
Apollo Group, Inc.—Class A* (Commercial Services)	27	1,632
Applebee’s International, Inc. (Retail)	15	339
Aramark Corp. (Commercial Services)	21	583
Arbitron, Inc. (Commercial Services)	6	228
AutoNation, Inc.* (Retail)	33	717
AutoZone, Inc.* (Retail)	9	826
Avid Technology, Inc.* (Software)	6	329
Aztar Corp.* (Lodging)	6	182
Barnes & Noble, Inc. (Retail)	9	384
Bed Bath & Beyond, Inc.* (Retail)	51	1,844
Belo Corp.—Class A (Media)	18	385
Best Buy Co., Inc. (Retail)	69	3,000
Big Lots, Inc.* (Retail)	21	252
BJ’s Wholesale Club, Inc.* (Retail)	12	355
Bob Evans Farms, Inc. (Retail)	6	138
Borders Group, Inc. (Retail)	12	260
Boyd Gaming Corp. (Lodging)	9	429
Brinker International, Inc. (Retail)	15	580
Cablevision Systems New York Group* (Media)	33	775
Cardinal Health, Inc. (Pharmaceuticals)	75	5,156
Career Education Corp.* (Commercial Services)	18	607
Carmax, Inc.* (Retail)	18	498
Carnival Corp. (Leisure Time)	75	4,010
Casey’s General Stores, Inc. (Retail)	9	223
Catalina Marketing Corp. (Advertising)	9	228
CBRL Group, Inc. (Retail)	9	316
CCE Spinco, Inc.* (Commercial Services)	11	144
CDW Corp. (Distribution/Wholesale)	12	691
CEC Entertainment, Inc.* (Retail)	6	204
Cendant Corp. (Commercial Services)	180	3,106
Charming Shoppes, Inc.* (Retail)	18	238
Cheesecake Factory, Inc.* (Retail)	15	561
Chemed Corp. (Commercial Services)	3	149
Chico’s FAS, Inc.* (Retail)	30	1,318
Circuit City Stores, Inc. (Retail)	33	745
Claire’s Stores, Inc. (Retail)	15	438
Clear Channel Communications, Inc. (Media)	87	2,736
CNET Networks, Inc.* (Internet)	24	353
Comcast Corp.—Special Class A* (Media)	360	9,346
Continental Airlines, Inc.—Class B* (Airlines)	15	320
Copart, Inc.* (Retail)	12	277
Corinthian Colleges, Inc.* (Commercial Services)	15	177
Costco Wholesale Corp. (Retail)	81	4,007
CVS Corp. (Retail)	141	3,725
Darden Restaurants, Inc. (Retail)	24	933
DeVry, Inc.* (Commercial Services)	12	240
Dex Media, Inc. (Media)	18	488

Common Stocks, continued
	Shares	Value
Dick’s Sporting Goods, Inc.* (Retail)	6	$199
Dillards, Inc.—Class A (Retail)	12	298
DIRECTV Group, Inc.* (Media)	159	2,245
Discovery Holding Co.—Class A* (Media)	48	727
Dollar General Corp. (Retail)	51	973
Dollar Tree Stores, Inc.* (Retail)	18	431
Dow Jones & Co., Inc. (Media)	9	319
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	9	221
Dress Barn, Inc.* (Retail)	3	116
Dun & Bradstreet Corp.* (Software)	12	804
eBay, Inc.* (Internet)	183	7,914
EchoStar Communications Corp.—Class A* (Media)	39	1,060
Education Management Corp.* (Commercial Services)	12	402
Entercom Communications Corp.* (Media)	6	178
Expedia, Inc.* (Internet)	51	1,222
FactSet Research Systems, Inc. (Computers)	6	247
Family Dollar Stores, Inc. (Retail)	27	669
Fastenal Co. (Distribution/Wholesale)	24	940
Federated Department Stores, Inc. (Retail)	45	2,985
Foot Locker, Inc. (Retail)	27	637
GameStop Corp.—Class B* (Retail)	6	173
Gannett Co., Inc. (Media)	42	2,544
Gaylord Entertainment Co.* (Lodging)	6	262
Gemstar-TV Guide International, Inc.* (Media)	42	110
Genesco, Inc.* (Retail)	3	116
Getty Images, Inc.* (Advertising)	9	803
GTECH Holdings Corp. (Entertainment)	21	667
Guitar Center, Inc.* (Retail)	6	300
H & R Block, Inc. (Commercial Services)	51	1,252
Harrah’s Entertainment, Inc. (Lodging)	33	2,353
Harte-Hanks, Inc. (Advertising)	9	238
Hilton Hotels Corp. (Lodging)	63	1,519
Home Depot, Inc. (Retail)	375	15,180
IAC/InterActiveCorp* (Internet)	54	1,529
IHOP Corp. (Retail)	3	141
Interactive Data Corp. (Commercial Services)	6	136
International Game Technology (Entertainment)	60	1,848
International Speedway Corp. (Entertainment)	6	287
Interpublic Group of Cos., Inc.* (Advertising)	75	724
ITT Educational Services, Inc.* (Commercial Services)	9	532
J.C. Penney Co., Inc. (Holding Company) (Retail)	39	2,168
Jack in the Box, Inc.* (Retail)	6	210
JetBlue Airways Corp.* (Airlines)	27	415
John Wiley & Sons, Inc. (Media)	6	234
Knight-Ridder, Inc. (Media)	12	760
Kohls Corp.* (Retail)	54	2,624
Kroger Co.* (Food)	126	2,379
La Quinta Corp.* (Lodging)	36	401
Lamar Advertising Co.* (Advertising)	15	692
Las Vegas Sands Corp.* (Lodging)	21	829
Laureate Education, Inc.* (Commercial Services)	9	473
Lee Enterprises, Inc. (Media)	6	221
Liberty Global, Inc.—Class A* (Media)	39	878
Liberty Global, Inc.—Series C* (Media)	42	890
Liberty Media Corp.—Class A* (Media)	468	3,683
Limited, Inc. (Retail)	60	1,341
Linens ‘n Things, Inc.* (Retail)	9	239
Longs Drug Stores Corp. (Retail)	6	218
Lowe’s Cos., Inc. (Retail)	123	8,199
Marriott International, Inc.—Class A (Lodging)	33	2,210

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	6	$218
McClatchy Co. (Media)	3	177
McDonald’s Corp. (Retail)	222	7,486
McGraw-Hill Cos., Inc. (Media)	66	3,408
McKesson Corp. (Commercial Services)	48	2,477
Media General, Inc.—Class A (Media)	3	152
Meredith Corp. (Media)	6	314
MGM Grand, Inc.* (Commercial Services)	21	770
Michaels Stores, Inc. (Retail)	24	849
NAVTEQ* (Software)	15	658
News Corp.—Class A (Media)	441	6,858
Nordstrom, Inc. (Retail)	42	1,571
O’Reilly Automotive, Inc.* (Retail)	18	576
Office Depot, Inc.* (Retail)	54	1,696
OfficeMax, Inc. (Retail)	12	304
Omnicare, Inc. (Pharmaceuticals)	18	1,030
Omnicom Group, Inc. (Advertising)	30	2,554
Outback Steakhouse, Inc. (Retail)	12	499
P.F. Chang’s China Bistro, Inc.* (Retail)	3	149
Pacific Sunwear of California, Inc.* (Retail)	12	299
Panera Bread Co.—Class A* (Retail)	6	394
Payless ShoeSource, Inc.* (Retail)	12	301
Penn National Gaming* (Entertainment)	12	395
Pep Boys-Manny, Moe & Jack (Retail)	9	134
Performance Food Group Co.* (Food)	6	170
PETCO Animal Supplies, Inc.* (Retail)	6	132
Petsmart, Inc. (Retail)	24	616
Pier 1 Imports, Inc. (Retail)	15	131
Pinnacle Entertainment, Inc.* (Entertainment)	6	148
Pixar Animation Studios* (Software)	9	474
R.H. Donnelley Corp.* (Advertising)	6	370
Radio One, Inc.* (Media)	12	124
RadioShack Corp. (Retail)	24	505
Reader’s Digest Association, Inc. (Media)	18	274
Regis Corp. (Retail)	9	347
Rent-A-Center, Inc.* (Commercial Services)	12	226
Rite Aid Corp.* (Retail)	78	271
Ross Stores, Inc. (Retail)	27	780
Royal Caribbean Cruises, Ltd. (Leisure Time)	24	1,081
Ruby Tuesday, Inc. (Retail)	12	311
Sabre Holdings Corp. (Leisure Time)	24	579
Safeway, Inc. (Food)	78	1,845
Saks, Inc.* (Retail)	21	354
Scholastic Corp.* (Media)	6	171
Scientific Games Corp.* (Entertainment)	12	327
Sears Holdings Corp.* (Retail)	18	2,080
Service Corp. International (Commercial Services)	54	442
Sirius Satellite Radio, Inc.* (Media)	210	1,407
SkyWest, Inc. (Airlines)	9	242
Sonic Corp.* (Retail)	9	266
Sotheby’s Holdings, Inc.—Class A* (Commercial Services)	9	165
Southwest Airlines Co. (Airlines)	126	2,070
Staples, Inc. (Retail)	129	2,930
Starbucks Corp.* (Retail)	135	4,051
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	39	2,490
Station Casinos, Inc. (Lodging)	9	610
Strayer Education, Inc. (Commercial Services)	3	281
SuperValu, Inc. (Food)	24	780
Sysco Corp. (Food)	108	3,354
Target Corp. (Retail)	141	7,751

Common Stocks, continued
	Shares	Value
Telewest Global, Inc.* (Telecommunications)	42	$1,000
The Cato Corp.—Class A (Retail)	6	129
The Children’s Place Retail Stores, Inc.* (Retail)	3	148
The E.W. Scripps Co.—Class A (Media)	15	720
The Gap, Inc. (Retail)	111	1,958
The Men’s Wearhouse, Inc.* (Retail)	9	265
The New York Times Co.—Class A (Media)	24	635
The ServiceMaster Co. (Commercial Services)	51	609
The Sports Authority, Inc.* (Retail)	6	187
Tiffany & Co. (Retail)	24	919
Time Warner, Inc. (Media)	771	13,446
TJX Cos., Inc. (Retail)	84	1,951
Tractor Supply Co.* (Retail)	6	318
Tribune Co. (Media)	36	1,089
Tuesday Morning Corp. (Retail)	6	126
United Natural Foods, Inc.* (Food)	6	158
Univision Communications, Inc.—Class A* (Media)	45	1,323
Urban Outfitters, Inc.* (Retail)	21	532
Valassis Communications, Inc.* (Commercial Services)	9	262
ValueClick, Inc.* (Internet)	18	326
VCA Antech, Inc.* (Pharmaceuticals)	15	423
Viacom, Inc.—Class B (Media)	249	8,117
Wal-Mart Stores, Inc. (Retail)	450	21,060
Walgreen Co. (Retail)	180	7,967
Walt Disney Co. (Media)	351	8,413
Washington Post Co.—Class B (Media)	3	2,295
Wendy’s International, Inc. (Retail)	21	1,160
Westwood One, Inc. (Media)	12	196
Whole Foods Market, Inc. (Food)	24	1,857
Williams Sonoma, Inc.* (Retail)	15	647
WMS Industries, Inc.* (Leisure Time)	6	151
Wynn Resorts, Ltd.* (Lodging)	12	658
XM Satellite Radio Holdings, Inc.—Class A* (Media)	39	1,064
YUM! Brands, Inc. (Retail)	48	2,250
Zale Corp.* (Retail)	9	226

TOTAL COMMON STOCKS (Cost $268,636)		300,996

Repurchase Agreements (22.8%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $91,038 (Collateralized by $86,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $94,320)	$91,000	91,000

TOTAL REPURCHASE AGREEMENTS (Cost $91,000)		91,000

TOTAL INVESTMENT SECURITIES (Cost $359,636)— 98.2%		391,996
Net other assets (liabilities)—1.8%		7,200

NET ASSETS—100.0%		$399,196

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 1/24/06 (Underlying notional amount at value $298,037)	998	$(7,244)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	1.4%
Airlines	1.0%
Commercial Services	3.8%
Computers	0.1%
Distribution/Wholesale	0.4%

Entertainment	1.0%
Food	3.0%
Household Products/Wares	0.1%
Internet	3.4%
Leisure Time	1.5%
Lodging	3.0%
Media	19.4%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.1%
Retail	34.2%
Software	0.6%
Telecommunications	0.3%
Other***	24.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.2%)
	Shares	Value
ACE, Ltd. (Insurance)	4,728	$252,664
Affiliated Managers Group, Inc* (Diversified Financial Services)	394	31,619
AFLAC, Inc. (Insurance)	7,486	347,500
Alexandria Real Estate Equities, Inc. (REIT)	394	31,717
Allstate Corp. (Insurance)	10,244	553,892
AMB Property Corp. (REIT)	1,182	58,119
Ambac Financial Group, Inc. (Insurance)	1,576	121,447
American Express Co. (Diversified Financial Services)	16,548	851,560
American International Group, Inc. (Insurance)	34,278	2,338,787
American National Insurance Co. (Insurance)	394	46,094
AmeriCredit Corp.* (Diversified Financial Services)	1,970	50,491
Ameriprise Financial, Inc. (Diversified Financial Services)	3,152	129,232
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	3,940	94,560
Amerus Group Co. (Insurance)	394	22,328
AmSouth Bancorp (Banks)	5,122	134,248
AON Corp. (Insurance)	3,940	141,643
Apartment Investment and Management Co.—Class A (REIT)	1,576	59,683
Archstone-Smith Trust (REIT)	3,152	132,037
Arden Realty Group, Inc. (REIT)	1,182	52,989
Arthur J. Gallagher & Co. (Insurance)	1,576	48,667
Associated Banc-Corp (Banks)	1,970	64,124
Assurant, Inc. (Insurance)	1,576	68,540
Astoria Financial Corp. (Savings & Loans)	1,576	46,334
Avalonbay Communities, Inc. (REIT)	1,182	105,494
Axis Capital Holdings, Ltd. (Insurance)	1,970	61,622
Bank of America Corp. (Banks)	60,676	2,800,196
Bank of Hawaii Corp. (Banks)	788	40,614
Bank of New York Co., Inc. (Banks)	11,820	376,467
BB&T Corp. (Banks)	8,274	346,763
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,576	182,075
Boston Properties, Inc. (REIT)	1,576	116,829
BRE Properties, Inc.—Class A (REIT)	788	35,838
Brown & Brown, Inc. (Insurance)	1,576	48,131
Camden Property Trust (REIT)	788	45,641
Capital One Financial Corp. (Diversified Financial Services)	4,334	374,458
CapitalSource, Inc (Diversified Financial Services)	1,576	35,302
CarrAmerica Realty Corp. (REIT)	788	27,288
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	788	46,374
CBL & Associates Properties, Inc. (REIT)	788	31,134
Centerpoint Properties Corp. (REIT)	788	38,990
Chicago Mercantile Exchange (Diversified Financial Services)	394	144,791
Chubb Corp. (Insurance)	3,152	307,793
Cincinnati Financial Corp. (Insurance)	2,364	105,624
CIT Group, Inc. (Diversified Financial Services)	3,152	163,211
Citigroup, Inc. (Diversified Financial Services)	78,406	3,805,042
City National Corp. (Banks)	788	57,083
Colonial Properties Trust (REIT)	788	33,080
Comerica, Inc. (Banks)	2,364	134,181
Commerce Bancorp, Inc. (Banks)	2,364	81,345

Common Stocks, continued
	Shares	Value
Commerce Bancshares, Inc. (Banks)	1,182	$61,606
Commerce Group, Inc. (Insurance)	394	22,568
Compass Bancshares, Inc. (Banks)	1,970	95,131
Conseco, Inc.* (Insurance)	2,364	54,774
Countrywide Credit Industries, Inc. (Diversified Financial Services)	9,062	309,830
Crescent Real Estate Equities Co. (REIT)	1,576	31,236
Cullen/Frost Bankers, Inc. (Banks)	788	42,300
Developers Diversified Realty Corp. (REIT)	1,576	74,104
Duke-Weeks Realty Corp. (REIT)	1,970	65,798
E*TRADE Financial Corp.* (Diversified Financial Services)	5,516	115,064
East-West Bancorp, Inc. (Banks)	788	28,754
Eaton Vance Corp. (Diversified Financial Services)	1,970	53,899
Edwards (A.G.), Inc. (Diversified Financial Services)	1,182	55,389
Endurance Specialty Holdings, Ltd. (Insurance)	788	28,250
Equifax, Inc. (Commercial Services)	1,970	74,899
Equity Office Properties Trust (REIT)	6,304	191,200
Equity Residential Properties Trust (REIT)	4,334	169,546
Essex Property Trust, Inc. (REIT)	394	36,327
Everest Re Group, Ltd. (Insurance)	788	79,076
Fannie Mae (Diversified Financial Services)	14,578	711,552
Federal Realty Investment Trust (REIT)	788	47,792
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,576	58,375
Fidelity National Financial, Inc. (Insurance)	2,364	86,972
Fifth Third Bancorp (Banks)	7,092	267,510
First American Financial Corp. (Insurance)	1,182	53,545
First Horizon National Corp. (Banks)	1,970	75,727
First Niagara Financial Group, Inc. (Savings & Loans)	1,970	28,506
FirstMerit Corp. (Banks)	1,182	30,626
Forest City Enterprises, Inc.—Class A (Real Estate)	788	29,889
Franklin Resources, Inc. (Diversified Financial Services)	1,970	185,200
Freddie Mac (Diversified Financial Services)	10,244	669,445
Fulton Financial Corp. (Banks)	2,364	41,606
General Growth Properties, Inc. (REIT)	3,546	166,627
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,910	204,368
Golden West Financial Corp. (Savings & Loans)	4,728	312,048
Hanover Insurance Group, Inc. (Insurance)	788	32,915
Hartford Financial Services Group, Inc. (Insurance)	4,334	372,247
HCC Insurance Holdings, Inc. (Insurance)	1,576	46,776
Health Care Property Investors, Inc. (REIT)	1,970	50,353
Health Care REIT, Inc. (REIT)	788	26,713
Hospitality Properties Trust (REIT)	1,182	47,398
Host Marriott Corp. (REIT)	4,728	89,596
HRPT Properties Trust (REIT)	3,152	32,623
Hudson City Bancorp, Inc. (Savings & Loans)	9,062	109,831
Hudson United Bancorp (Banks)	788	32,844
Huntington Bancshares, Inc. (Banks)	3,152	74,860
Independence Community Bank Corp. (Savings & Loans)	1,182	46,961
IndyMac Bancorp, Inc. (Diversified Financial Services)	788	30,748
Investors Financial Services Corp. (Banks)	1,182	43,533
iStar Financial, Inc. (REIT)	1,576	56,184

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
J.P. Morgan Chase & Co. (Diversified Financial Services)	52,796	$2,095,473
Janus Capital Group, Inc. (Diversified Financial Services)	3,546	66,062
Jefferies Group, Inc. (Diversified Financial Services)	788	35,444
Jefferson-Pilot Corp. (Insurance)	1,970	112,152
KeyCorp (Banks)	6,304	207,591
Kilroy Realty Corp. (REIT)	394	24,389
Kimco Realty Corp. (REIT)	3,152	101,116
Legg Mason, Inc. (Diversified Financial Services)	1,576	188,631
Liberty Property Trust (REIT)	1,182	50,649
Lincoln National Corp. (Insurance)	2,758	146,257
Loews Corp. (Insurance)	1,970	186,855
M&T Bank Corp. (Banks)	1,182	128,897
Mack-Cali Realty Corp. (REIT)	788	34,042
Marsh & McLennan Cos., Inc. (Insurance)	7,880	250,269
Marshall & Ilsley Corp. (Banks)	2,758	118,704
MBIA, Inc. (Insurance)	1,970	118,515
MBNA Corp. (Diversified Financial Services)	16,548	449,444
Mellon Financial Corp. (Banks)	6,304	215,912
Mercantile Bankshares Corp. (Banks)	1,182	66,712
Merrill Lynch & Co., Inc. (Diversified Financial Services)	12,608	853,940
MetLife, Inc. (Insurance)	6,304	308,896
MGIC Investment Corp. (Insurance)	1,576	103,732
Mills Corp. (REIT)	788	33,049
Moneygram International, Inc. (Software)	1,182	30,827
Moody’s Corp. (Commercial Services)	3,940	241,995
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	14,972	849,511
Nasdaq Stock Market, Inc.* (Diversified Financial Services)	788	27,722
National City Corp. (Banks)	8,274	277,758
Nationwide Financial Services (Insurance)	788	34,672
New Century Financial Corp. (REIT)	788	28,423
New Plan Excel Realty Trust, Inc. (REIT)	1,576	36,532
New York Community Bancorp (Savings & Loans)	3,546	58,580
North Fork Bancorp, Inc. (Banks)	6,698	183,257
Northern Trust Corp. (Banks)	2,758	142,920
Nuveen Investments—Class A (Diversified Financial Services)	788	33,585
Ohio Casualty Corp. (Insurance)	788	22,316
Old Republic International Corp. (Insurance)	2,758	72,425
Pan Pacific Retail Properties (REIT)	788	52,709
PartnerRe, Ltd. (Insurance)	788	51,748
People’s Bank (Savings & Loans)	788	24,475
Philadelphia Consolidated Holding Corp.* (Insurance)	394	38,096
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,758	99,426
PMI Group, Inc. (Insurance)	1,576	64,726
PNC Financial Services Group (Banks)	4,334	267,971
Popular, Inc. (Banks)	3,546	74,998
Prentiss Properties Trust (REIT)	788	32,056
Principal Financial Group, Inc. (Insurance)	4,334	205,562
Progressive Corp. (Insurance)	2,758	322,079
Prologis (REIT)	3,546	165,669
Protective Life Corp. (Insurance)	788	34,491
Prudential Financial, Inc. (Insurance)	7,880	576,736
Public Storage, Inc. (REIT)	1,182	80,045
Radian Group, Inc. (Insurance)	1,182	69,253

Common Stocks, continued
	Shares	Value
Raymond James Financial Corp. (Diversified Financial Services)	788	$29,684
Rayonier, Inc. (Forest Products & Paper)	1,182	47,103
Realty Income Corp. (REIT)	1,182	25,555
Reckson Associates Realty Corp. (REIT)	1,182	42,528
Regency Centers Corp. (REIT)	788	46,453
Regions Financial Corp. (Banks)	7,092	242,263
RenaissanceRe Holdings (Insurance)	1,182	52,138
SAFECO Corp. (Insurance)	1,970	111,305
Schwab (Diversified Financial Services)	15,760	231,199
SEI Investments Co. (Software)	1,182	43,734
Shurgard Storage Centers, Inc.—Class A (REIT)	788	44,687
Simon Property Group, Inc. (REIT)	3,152	241,539
Sky Financial Group, Inc. (Banks)	1,576	43,844
SL Green Realty Corp. (REIT)	788	60,195
SLM Corp. (Diversified Financial Services)	6,304	347,287
South Financial Group, Inc. (Banks)	1,182	32,552
Sovereign Bancorp, Inc. (Savings & Loans)	5,516	119,256
St. Joe Co. (Real Estate)	1,182	79,454
St. Paul Cos., Inc. (Insurance)	10,244	457,599
StanCorp Financial Group, Inc. (Insurance)	788	39,361
State Street Corp. (Banks)	5,122	283,964
SunTrust Banks, Inc. (Banks)	5,516	401,344
Synovus Financial Corp. (Banks)	3,940	106,419
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,970	141,899
Taubman Centers, Inc. (REIT)	788	27,383
TCF Financial Corp. (Banks)	1,970	53,466
TD Banknorth, Inc. (Banks)	1,182	34,337
The Colonial BancGroup, Inc. (Banks)	2,364	56,310
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,910	754,766
The Macerich Co. (REIT)	788	52,906
Thornburg Mortgage Asset Corp. (REIT)	1,576	41,291
Torchmark Corp. (Insurance)	1,576	87,626
Transatlantic Holdings, Inc. (Insurance)	394	26,477
Trizec Properties, Inc. (REIT)	1,576	36,122
U.S. Bancorp (Banks)	27,186	812,590
UnionBanCal Corp. (Banks)	788	54,151
United Dominion Realty Trust, Inc. (REIT)	1,970	46,177
Unitrin, Inc. (Insurance)	788	35,499
UnumProvident Corp. (Insurance)	4,334	98,599
Valley National Bancorp (Banks)	1,576	37,982
Ventas, Inc. (REIT)	1,576	50,464
Vornado Realty Trust (REIT)	1,970	164,436
W.R. Berkley Corp. (Insurance)	1,576	75,049
Wachovia Corp. (Banks)	23,246	1,228,784
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,182	24,787
Washington Federal, Inc. (Savings & Loans)	1,182	27,174
Washington Mutual, Inc. (Savings & Loans)	14,578	634,144
Webster Financial Corp. (Banks)	788	36,957
Weingarten Realty Investors (REIT)	1,182	44,691
Wells Fargo & Co. (Banks)	25,216	1,584,321
Whitney Holding Corp. (Banks)	788	21,717
Willis Group Holdings, Ltd. (Insurance)	1,970	72,772
Wilmington Trust Corp. (Banks)	1,182	45,992
XL Capital, Ltd.—Class A (Insurance)	2,758	185,834
Zions Bancorp (Banks)	1,576	119,083

TOTAL COMMON STOCKS (Cost $38,611,842)		40,817,305

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (26.7%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $14,473,028 (Collateralized by $14,661,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $14,757,467)	$14,467,000	$14,467,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,467,000)		14,467,000

TOTAL INVESTMENT SECURITIES (Cost $53,078,842)—101.9%		55,284,305
Net other assets (liabilities)—(1.9)%		(1,014,891)

NET ASSETS—100.0%		$54,269,414

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 1/24/06 (Underlying notional amount at value $40,965,915)	80,322	$(701,586)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Banks	21.6%
Commercial Services	0.6%
Diversified Financial Services	26.4%
Forest Products & Paper	0.3%
Insurance	17.0%
Real Estate	0.3%
Real Estate Investment Trust	6.3%
Savings & Loans	2.6%
Software	0.1%
Other***	24.8%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (74.9%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	13,248	$522,369
Abgenix, Inc.* (Pharmaceuticals)	720	15,487
Advanced Medical Optics, Inc.* (Healthcare—Products)	576	24,077
Aetna, Inc. (Healthcare—Services)	2,448	230,871
Affymetrix, Inc.* (Biotechnology)	576	27,504
Albany Molecular Research, Inc.* (Commercial Services)	144	1,750
Alcon, Inc. (Healthcare—Products)	720	93,312
Alexion Pharmaceuticals, Inc.* (Biotechnology)	288	5,832
Alkermes, Inc.* (Pharmaceuticals)	720	13,766
Allergan, Inc. (Pharmaceuticals)	1,152	124,370
Alpharma, Inc. (Pharmaceuticals)	288	8,211
American Healthways, Inc.* (Healthcare—Services)	288	13,032
American Medical Systems Holdings, Inc.* (Healthcare—Products)	576	10,270
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	144	5,586
AMERIGROUP Corp.* (Healthcare—Services)	432	8,407
Amgen, Inc.* (Biotechnology)	10,512	828,977
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	864	34,491
Applera Corp.—Applied Biosystems Group (Electronics)	1,728	45,896
Applera Corp.—Celera Genomics Group* (Biotechnology)	576	6,313
Apria Healthcare Group, Inc.* (Healthcare—Services)	432	10,416
ArthroCare Corp.* (Healthcare—Products)	144	6,068
Bard (C.R.), Inc. (Healthcare—Products)	864	56,955
Barr Laboratories, Inc.* (Pharmaceuticals)	720	44,849
Bausch & Lomb, Inc. (Healthcare—Products)	432	29,333
Baxter International, Inc. (Healthcare—Products)	5,184	195,178
Beckman Coulter, Inc. (Healthcare—Products)	576	32,774
Becton, Dickinson & Co. (Healthcare—Products)	2,016	121,121
Beverly Enterprises, Inc.* (Healthcare—Services)	864	10,083
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	144	9,423
Biogen Idec, Inc.* (Biotechnology)	2,880	130,550
Biomet, Inc. (Healthcare—Products)	2,016	73,725
Biosite Diagnostics, Inc.* (Healthcare—Products)	144	8,106
Boston Scientific Corp.* (Healthcare—Products)	5,040	123,430
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,560	380,549
Caremark Rx, Inc.* (Pharmaceuticals)	3,744	193,902
Celgene Corp.* (Biotechnology)	1,440	93,312
Cell Genesys, Inc.* (Biotechnology)	432	2,562
Cell Therapeutics, Inc.* (Pharmaceuticals)	576	1,256
Centene Corp.* (Healthcare—Services)	288	7,572
Cephalon, Inc.* (Pharmaceuticals)	432	27,968
Charles River Laboratories International, Inc.* (Biotechnology)	576	24,405
Chiron Corp.* (Biotechnology)	864	38,413
CIGNA Corp. (Insurance)	1,152	128,678
Community Health Systems, Inc.* (Healthcare—Services)	720	27,605
Cooper Cos., Inc. (Healthcare—Products)	432	22,162

Common Stocks, continued
	Shares	Value
Covance, Inc.* (Healthcare—Services)	576	$27,965
Coventry Health Care, Inc.* (Healthcare—Services)	1,440	82,022
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	432	9,180
CuraGen Corp.* (Biotechnology)	432	1,331
CV Therapeutics, Inc.* (Pharmaceuticals)	432	10,683
Cyberonics, Inc.* (Healthcare—Products)	144	4,651
CYTYC Corp.* (Healthcare—Products)	1,008	28,456
Dade Behring Holdings, Inc. (Healthcare —Products)	720	29,441
Datascope Corp. (Healthcare—Products)	144	4,759
DaVita, Inc.* (Healthcare—Services)	864	43,753
Delta & Pine Land Co. (Agriculture)	288	6,627
DENTSPLY International, Inc. (Healthcare—Products)	576	30,925
Diagnostic Products Corp. (Healthcare—Products)	144	6,991
Edwards Lifesciences Corp.* (Healthcare—Products)	576	23,967
Eli Lilly & Co. (Pharmaceuticals)	8,208	464,491
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	864	26,145
Enzo Biochem, Inc.* (Biotechnology)	288	3,577
Enzon, Inc.* (Biotechnology)	432	3,197
eResearch Technology, Inc.* (Internet)	288	4,349
Express Scripts, Inc* (Pharmaceuticals)	1,008	84,470
Fisher Scientific International, Inc.* (Electronics)	1,008	62,355
Forest Laboratories, Inc.* (Pharmaceuticals)	3,024	123,016
Gen-Probe, Inc.* (Healthcare—Products)	432	21,077
Genentech, Inc.* (Biotechnology)	3,888	359,641
Genzyme Corp.* (Biotechnology)	2,160	152,886
Gilead Sciences, Inc.* (Pharmaceuticals)	3,888	204,625
Guidant Corp. (Healthcare—Products)	2,880	186,480
Haemonetics Corp.* (Healthcare—Products)	144	7,036
HCA, Inc. (Healthcare—Services)	3,456	174,528
Health Management Associates, Inc.—Class A (Healthcare—Services)	2,016	44,271
Health Net, Inc.* (Healthcare—Services)	1,008	51,962
Henry Schein, Inc.* (Healthcare—Products)	720	31,421
Hillenbrand Industries, Inc. (Healthcare—Products)	432	21,345
Hologic, Inc.* (Healthcare—Products)	432	16,381
Hospira, Inc.* (Pharmaceuticals)	1,296	55,443
Human Genome Sciences, Inc.* (Biotechnology)	1,152	9,861
Humana, Inc.* (Healthcare—Services)	1,296	70,412
ICOS Corp.* (Biotechnology)	432	11,936
IDEXX Laboratories, Inc.* (Healthcare—Products)	288	20,730
ImClone Systems, Inc.* (Pharmaceuticals)	576	19,722
Immucor, Inc.* (Healthcare—Products)	432	10,092
INAMED Corp.* (Healthcare—Products)	288	25,252
Incyte Genomics, Inc.* (Biotechnology)	720	3,845
InterMune, Inc.* (Biotechnology)	144	2,419
Intuitive Surgical, Inc.* (Healthcare—Products)	288	33,774
Invacare Corp. (Healthcare—Products)	288	9,069
Invitrogen Corp.* (Biotechnology)	432	28,788
IVAX Corp.* (Pharmaceuticals)	1,872	58,650
Johnson & Johnson (Healthcare—Products)	25,200	1,514,519
Kinetic Concepts, Inc.* (Healthcare—Products)	432	17,176
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,016	34,111
Kyphon, Inc.* (Healthcare—Products)	288	11,759

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Laboratory Corp. of America Holdings* (Healthcare—Services)	1,152	$62,035
LifePoint Hospitals, Inc.* (Healthcare—Services)	432	16,200
Lincare Holdings, Inc.* (Healthcare—Services)	864	36,210
Manor Care, Inc. (Healthcare—Services)	720	28,634
Medarex, Inc.* (Pharmaceuticals)	1,008	13,961
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,592	144,634
Medicis Pharmaceutical Corp. (Pharmaceuticals)	432	13,846
MedImmune, Inc.* (Biotechnology)	2,160	75,643
Medtronic, Inc. (Healthcare—Products)	10,224	588,596
Mentor Corp. (Healthcare—Products)	288	13,271
Merck & Co., Inc. (Pharmaceuticals)	18,720	595,482
MGI Pharma, Inc.* (Pharmaceuticals)	720	12,355
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,592	25,142
Millipore Corp.* (Biotechnology)	432	28,529
Molecular Devices Corp.* (Electronics)	144	4,166
Mylan Laboratories, Inc. (Pharmaceuticals)	1,872	37,365
Myriad Genetics, Inc.* (Biotechnology)	288	5,990
Nabi Biopharmaceuticals* (Pharmaceuticals)	432	1,460
Nektar Therapeutics* (Biotechnology)	720	11,851
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	288	18,066
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	144	2,179
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	432	5,115
Odyssey Healthcare, Inc.* (Healthcare—Services)	288	5,368
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	288	8,283
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	432	12,113
Owens & Minor, Inc. (Distribution/Wholesale)	288	7,929
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	288	9,026
PAREXEL International Corp.* (Commercial Services)	288	5,835
Patterson Cos., Inc.* (Healthcare—Products)	1,008	33,667
Pediatrix Medical Group, Inc.* (Healthcare—Services)	144	12,754
Perrigo Co. (Pharmaceuticals)	720	10,735
Pfizer, Inc. (Pharmaceuticals)	63,072	1,470,838
Pharmaceutical Product Development, Inc. (Commercial Services)	432	26,762
PolyMedica Corp. (Healthcare—Products)	144	4,820
Protein Design Labs, Inc.* (Biotechnology)	1,008	28,647
PSS World Medical, Inc.* (Healthcare—Products)	576	8,548
Psychiatric Solutions, Inc.* (Healthcare —Services)	144	8,459
Quest Diagnostics, Inc. (Healthcare—Services)	1,296	66,718
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	288	4,594
Renal Care Group, Inc.* (Healthcare—Services)	576	27,251
ResMed, Inc.* (Healthcare—Products)	576	22,067
Respironics, Inc.* (Healthcare—Products)	576	21,352
Savient Pharmaceuticals, Inc.* (Biotechnology)	576	2,154
Schering-Plough Corp. (Pharmaceuticals)	12,528	261,209
Sepracor, Inc.* (Pharmaceuticals)	864	44,582
Sierra Health Services, Inc.* (Healthcare—Services)	288	23,028
St. Jude Medical, Inc.* (Healthcare—Products)	3,168	159,034
STERIS Corp. (Healthcare—Products)	576	14,412
Stryker Corp. (Healthcare—Products)	2,304	102,367
Sunrise Assisted Living, Inc.* (Healthcare—Services)	288	9,708

Common Stocks, continued
	Shares	Value
Sybron Dental Special, Inc.* (Healthcare—Products)	288	$11,465
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	144	2,012
Techne Corp.* (Healthcare—Products)	288	16,171
Telik, Inc.* (Biotechnology)	432	7,340
Tenet Healthcare Corp.* (Healthcare—Services)	4,032	30,885
The Medicines Co.* (Pharmaceuticals)	432	7,538
Thermo Electron Corp.* (Electronics)	1,296	39,048
Triad Hospitals, Inc.* (Healthcare—Services)	720	28,246
Trimeris, Inc.* (Pharmaceuticals)	144	1,655
United Surgical Partners International, Inc.* (Healthcare—Services)	432	13,889
United Therapeutics Corp.* (Pharmaceuticals)	144	9,953
UnitedHealth Group, Inc. (Healthcare—Services)	11,663	724,738
Universal Health Services, Inc.—Class B (Healthcare—Services)	432	20,192
Valeant Pharmaceuticals International (Pharmaceuticals)	720	13,018
Varian Medical Systems, Inc.* (Healthcare—Products)	1,152	57,992
Varian, Inc.* (Electronics)	288	11,460
Ventana Medical Systems, Inc.* (Healthcare—Products)	288	12,197
Vertex Pharmaceuticals, Inc.* (Biotechnology)	720	19,922
Viasys Healthcare, Inc.* (Healthcare—Products)	288	7,402
Waters Corp.* (Electronics)	1,008	38,102
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	864	28,089
WellPoint, Inc.* (Healthcare—Services)	5,472	436,611
Wyeth (Pharmaceuticals)	11,376	524,092
Zimmer Holdings, Inc.* (Healthcare—Products)	2,160	145,670

TOTAL COMMON STOCKS (Cost $12,841,168)		14,473,155

Repurchase Agreements (31.1%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $6,012,504 (Collateralized by $6,072,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $6,131,208)	$6,010,000	6,010,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,010,000)		6,010,000

TOTAL INVESTMENT SECURITIES (Cost $18,851,168)—106.0%		20,483,155
Net other assets (liabilities)—(6.0)%		(1,167,901)

NET ASSETS—100.0%		$19,315,254

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 1/24/06 (Underlying notional amount at value $14,591,887)	46,250	$(298,799)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	NM
Biotechnology	10.1%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.0%
Healthcare—Products	21.1%
Healthcare—Services	12.2%
Insurance	0.7%
Internet	NM
Pharmaceuticals	29.6%
Other***	25.1%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	756	$58,590
Accenture, Ltd.—Class A (Commercial Services)	594	17,150
Acuity Brands, Inc. (Miscellaneous Manufacturing)	54	1,717
Acxiom Corp. (Software)	72	1,656
Affiliated Computer Services, Inc.—Class A* (Computers)	126	7,456
AGCO Corp.* (Machinery—Diversified)	90	1,491
Agilent Technologies, Inc.* (Electronics)	432	14,382
Albany International Corp.—Class A (Machinery—Diversified)	36	1,302
Alexander & Baldwin, Inc. (Transportation)	54	2,929
Alliance Data Systems Corp.* (Commercial Services)	72	2,563
Alliant Techsystems, Inc.* (Aerospace/Defense)	36	2,742
Allied Waste Industries, Inc.* (Environmental Control)	234	2,045
American Standard Cos. (Building Materials)	180	7,191
Ametek, Inc. (Electrical Components & Equipment)	72	3,063
Amphenol Corp.—Class A (Electronics)	90	3,983
Anixter International, Inc. (Telecommunications)	36	1,408
AptarGroup, Inc. (Miscellaneous Manufacturing)	36	1,879
Arkansas Best Corp. (Transportation)	18	786
Armor Holdings, Inc.* (Aerospace/Defense)	36	1,535
Arrow Electronics, Inc.* (Electronics)	126	4,036
Automatic Data Processing, Inc. (Software)	612	28,085
Avnet, Inc.* (Electronics)	126	3,016
Ball Corp. (Packaging & Containers)	108	4,290
Banta Corp. (Commercial Services)	18	896
BearingPoint, Inc.* (Commercial Services)	180	1,415
Belden, Inc. (Electrical Components & Equipment)	54	1,319
Bemis Co., Inc. (Packaging & Containers)	108	3,009
Benchmark Electronics, Inc.* (Electronics)	36	1,211
Black Box Corp. (Telecommunications)	18	853
Boeing Co. (Aerospace/Defense)	774	54,366
Burlington Northern Santa Fe Corp. (Transportation)	396	28,045
C.H. Robinson Worldwide, Inc. (Transportation)	180	6,665
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	36	2,489
Caterpillar, Inc. (Machinery—Construction & Mining)	738	42,634
Ceridian Corp.* (Computers)	162	4,026
Certegy, Inc. (Software)	72	2,920
CheckFree Corp.* (Internet)	90	4,131
Checkpoint Systems, Inc.* (Electronics)	36	887
Choicepoint, Inc.* (Commercial Services)	90	4,006
Clarcor, Inc. (Miscellaneous Manufacturing)	54	1,604
CNF, Inc. (Transportation)	54	3,018
Cognex Corp. (Machinery—Diversified)	36	1,083
Coherent, Inc.* (Electronics)	36	1,068
Commscope, Inc.* (Telecommunications)	54	1,087
Convergys Corp.* (Commercial Services)	144	2,282
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	90	6,570
Corrections Corp. of America* (Commercial Services)	36	1,619
Crane Co. (Miscellaneous Manufacturing)	54	1,905
Crown Holdings, Inc.* (Packaging & Containers)	180	3,515
CSX Corp. (Transportation)	234	11,880
Cummins, Inc. (Machinery—Diversified)	36	3,230
Curtiss-Wright Corp. (Aerospace/Defense)	18	983
Danaher Corp. (Miscellaneous Manufacturing)	270	15,061
Deere & Co. (Machinery—Diversified)	252	17,164

Common Stocks, continued
	Shares	Value
Deluxe Corp. (Commercial Services)	54	$1,628
Dionex Corp.* (Electronics)	18	883
Donaldson Co., Inc. (Miscellaneous Manufacturing)	72	2,290
Dover Corp. (Miscellaneous Manufacturing)	216	8,746
DRS Technologies, Inc. (Aerospace/Defense)	36	1,851
Eagle Materials—Class A (Building Materials)	18	2,202
Eaton Corp. (Miscellaneous Manufacturing)	162	10,869
eFunds Corp.* (Software)	54	1,266
EGL, Inc.* (Transportation)	36	1,353
EMCOR Group, Inc.* (Engineering & Construction)	18	1,216
Emdeon Corp.* (Internet)	378	3,198
Emerson Electric Co. (Electrical Components & Equipment)	432	32,271
Engineered Support Systems, Inc. (Aerospace/Defense)	36	1,499
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	36	1,602
Esterline Technologies Corp.* (Aerospace/Defense)	18	669
Expeditors International of Washington, Inc. (Transportation)	108	7,291
FedEx Corp. (Transportation)	306	31,637
First Data Corp. (Software)	810	34,838
Fiserv, Inc.* (Software)	216	9,346
Flextronics International, Ltd.* (Electronics)	612	6,389
FLIR Systems, Inc.* (Electronics)	72	1,608
Florida Rock Industries, Inc. (Building Materials)	54	2,649
Flowserve Corp.* (Machinery—Diversified)	54	2,136
Fluor Corp. (Engineering & Construction)	90	6,953
Fortune Brands, Inc. (Household Products/Wares)	162	12,639
Foster Wheeler Ltd.* (Engineering & Construction)	54	1,986
FTI Consulting, Inc.* (Commercial Services)	54	1,482
GATX Corp. (Trucking & Leasing)	54	1,948
General Cable Corp.* (Electrical Components & Equipment)	54	1,064
General Dynamics Corp. (Aerospace/Defense)	180	20,529
General Electric Co. (Miscellaneous Manufacturing)	11,358	398,098
General Maritime Corp (Transportation)	36	1,333
Global Payments, Inc. (Software)	90	4,195
Goodrich Corp. (Aerospace/Defense)	126	5,179
Graco, Inc. (Machinery—Diversified)	72	2,627
Granite Construction, Inc. (Engineering & Construction)	36	1,293
Harland (John H.) Co. (Household Products/Wares)	36	1,354
Hewitt Associates, Inc.* (Commercial Services)	54	1,513
Honeywell International, Inc. (Miscellaneous Manufacturing)	828	30,843
Hubbell, Inc.—Class B (Electrical Components & Equipment)	54	2,436
Hughes Supply, Inc. (Distribution/Wholesale)	72	2,581
IDEX Corp. (Machinery—Diversified)	54	2,220
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	270	23,757
IMS Health, Inc. (Software)	252	6,280
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	360	14,533
Iron Mountain, Inc.* (Commercial Services)	126	5,320
ITT Industries, Inc. (Miscellaneous Manufacturing)	90	9,254
J.B. Hunt Transport Services, Inc. (Transportation)	126	2,853
Jabil Circuit, Inc.* (Electronics)	198	7,344

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Jacobs Engineering Group, Inc.* (Engineering & Construction)	54	$3,665
Jarden Corp.* (Household Products/Wares)	36	1,085
JLG Industries, Inc. (Machinery—Construction & Mining)	54	2,466
Joy Global, Inc. (Machinery—Construction & Mining)	126	5,040
Kansas City Southern Industries, Inc.* (Transportation)	72	1,759
Kaydon Corp. (Metal Fabricate/Hardware)	36	1,157
Kennametal, Inc. (Hand/Machine Tools)	36	1,838
L-3 Communications Holdings, Inc. (Aerospace/Defense)	126	9,368
Labor Ready, Inc.* (Commercial Services)	54	1,124
Lafarge Corp. (Building Materials)	36	1,981
Landstar System, Inc. (Transportation)	54	2,254
Lennox International, Inc. (Building Materials)	54	1,523
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	36	1,428
Lockheed Martin Corp. (Aerospace/Defense)	378	24,052
Louisiana-Pacific Corp. (Forest Products & Paper)	108	2,967
Manitowoc Co. (Machinery—Diversified)	36	1,808
Manpower, Inc. (Commercial Services)	90	4,185
Martin Marietta Materials (Building Materials)	54	4,143
Masco Corp. (Building Materials)	468	14,128
MDU Resources Group, Inc. (Electric)	126	4,125
MeadWestvaco Corp. (Forest Products & Paper)	198	5,550
Mettler Toledo International, Inc* (Electrical Components & Equipment)	36	1,987
Mine Safety Appliances Co. (Environmental Control)	36	1,304
Molex, Inc. (Electrical Components & Equipment)	54	1,401
Molex, Inc., Class A (Electrical Components & Equipment)	90	2,213
Monster Worldwide, Inc.* (Internet)	108	4,408
MPS Group, Inc.* (Commercial Services)	108	1,476
MSC Industrial Direct Co.—Class A (Retail)	54	2,172
Mueller Industries, Inc. (Metal Fabricate/Hardware)	36	987
National Instruments Corp. (Computers)	54	1,731
Navigant Consulting Co.* (Commercial Services)	54	1,187
Navistar International Corp.* (Auto Manufacturers)	72	2,061
Nordson Corp. (Machinery—Diversified)	36	1,458
Norfolk Southern Corp. (Transportation)	432	19,367
Northrop Grumman Corp. (Aerospace/Defense)	360	21,640
OMI Corp. (Transportation)	72	1,307
Oshkosh Truck Corp. (Auto Manufacturers)	72	3,210
Overseas Shipholding Group, Inc. (Transportation)	36	1,814
Owens-Illinois, Inc.* (Packaging & Containers)	144	3,030
PACCAR, Inc. (Auto Manufacturers)	180	12,462
Packaging Corp. of America (Packaging & Containers)	72	1,652
Pactiv Corp.* (Packaging & Containers)	162	3,564
Pall Corp. (Miscellaneous Manufacturing)	126	3,384
Parker Hannifin Corp. (Miscellaneous Manufacturing)	126	8,311
Paychex, Inc. (Commercial Services)	360	13,723
PerkinElmer, Inc. (Electronics)	126	2,969
PHH Corp.* (Commercial Services)	54	1,513
Plexus Corp.* (Electronics)	54	1,228

Common Stocks, continued
	Shares	Value
Powerwave Technologies, Inc.* (Telecommunications)	126	$1,584
Precision Castparts Corp. (Metal Fabricate/Hardware)	144	7,461
Quanex Corp. (Metal Fabricate/Hardware)	18	899
Quanta Services, Inc.* (Commercial Services)	108	1,422
R.R. Donnelley & Sons Co. (Commercial Services)	234	8,005
Raytheon Co. (Aerospace/Defense)	486	19,513
Regal-Beloit Corp. (Hand/Machine Tools)	36	1,274
Republic Services, Inc. (Environmental Control)	126	4,731
Resources Connection, Inc.* (Commercial Services)	54	1,407
Robert Half International, Inc. (Commercial Services)	180	6,820
Rockwell Collins, Inc. (Aerospace/Defense)	162	7,528
Rockwell International Corp. (Machinery—Diversified)	180	10,649
Roper Industries, Inc. (Miscellaneous Manufacturing)	90	3,556
Ryder System, Inc. (Transportation)	72	2,953
Sanmina-SCI Corp.* (Electronics)	558	2,377
Sealed Air Corp.* (Packaging & Containers)	90	5,056
Shaw Group, Inc.* (Engineering & Construction)	90	2,618
Sherwin-Williams Co. (Chemicals)	126	5,723
Simpson Manufacturing Co., Inc. (Building Materials)	36	1,309
Smurfit-Stone Container Corp.* (Packaging & Containers)	270	3,826
Solectron Corp.* (Electronics)	1,044	3,821
Sonoco Products Co. (Packaging & Containers)	108	3,175
SPX Corp. (Miscellaneous Manufacturing)	90	4,119
Stericycle, Inc.* (Environmental Control)	54	3,180
Swift Transportation Co., Inc.* (Transportation)	54	1,096
Symbol Technologies, Inc. (Electronics)	252	3,231
Tektronix, Inc. (Electronics)	90	2,539
Teleflex, Inc. (Miscellaneous Manufacturing)	36	2,339
Temple-Inland, Inc. (Forest Products & Paper)	126	5,651
Terex Corp.* (Machinery—Construction & Mining)	54	3,208
Tetra Tech, Inc.* (Environmental Control)	54	846
Texas Industries, Inc. (Building Materials)	18	897
Textron, Inc. (Miscellaneous Manufacturing)	126	9,699
The Brink’s Co. (Miscellaneous Manufacturing)	54	2,587
The Corporate Executive Board Co. (Commercial Services)	36	3,229
Thomas & Betts Corp.* (Electronics)	72	3,021
Timken Co. (Metal Fabricate/Hardware)	90	2,882
Toro Co. (Housewares)	54	2,364
Trimble Navigation, Ltd.* (Electronics)	54	1,916
Trinity Industries, Inc. (Miscellaneous Manufacturing)	54	2,380
Tyco International, Ltd. (Miscellaneous Manufacturing)	2,160	62,338
Union Pacific Corp. (Transportation)	288	23,187
United Parcel Service, Inc.—Class B (Transportation)	684	51,403
United Rentals, Inc.* (Commercial Services)	72	1,684
United Technologies Corp. (Aerospace/Defense)	1,008	56,357
URS Corp.* (Engineering & Construction)	54	2,031
USG CORP.* (Building Materials)	36	2,340
UTI Worldwide, Inc. (Transportation)	18	1,671
Vishay Intertechnology, Inc.* (Electronics)	180	2,477
Vulcan Materials Co. (Building Materials)	90	6,098
W.W. Grainger, Inc. (Distribution/Wholesale)	90	6,399
Wabtec Corp. (Machinery—Diversified)	54	1,453

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Walter Industries, Inc. (Holding Companies—Diversified)	36	$1,790
Washington Group International, Inc. (Engineering & Construction)	36	1,907
Waste Connections, Inc.* (Environmental Control)	54	1,861
Waste Management, Inc. (Environmental Control)	594	18,027
Werner Enterprises, Inc. (Transportation)	54	1,064
Yellow Roadway Corp.* (Transportation)	54	2,409

TOTAL COMMON STOCKS (Cost $1,703,787)		1,763,879

Repurchase Agreements (25.2%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $591,246 (Collateralized by $550,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $603,208)	$591,000	591,000

TOTAL REPURCHASE AGREEMENTS (Cost $591,000)		591,000

TOTAL INVESTMENT SECURITIES (Cost $2,294,787)—100.3%		2,354,879
Net other assets (liabilities)—(0.3)%		(7,461)

NET ASSETS—100.0%		$2,347,418

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 1/24/06 (Underlying notional amount at value $1,764,257)	6,285	$(19,810)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	9.7%
Auto Manufacturers	0.8%
Building Materials	1.9%
Chemicals	0.2%
Commercial Services	3.6%
Computers	0.6%
Distribution/Wholesale	0.4%
Electric	0.2%
Electrical Components & Equipment	1.9%
Electronics	2.9%
Engineering & Construction	0.9%
Environmental Control	1.4%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.2%
Holding Companies	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.5%
Machinery—Construction & Mining	2.3%
Machinery—Diversified	2.0%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	29.2%
Packaging & Containers	1.3%
Retail	0.1%
Software	3.8%
Telecommunications	0.2%
Transportation	8.9%
Trucking & Leasing	0.1%
Other***	25.4%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
Agile Software Corp.* (Internet)	18,060	$107,999
Akamai Technologies, Inc.* (Internet)	54,696	1,090,091
Amazon.com, Inc.* (Internet)	93,912	4,427,952
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	99,072	2,377,728
aQuantive, Inc.* (Internet)	21,156	533,977
Ariba, Inc.* (Internet)	24,252	178,252
Audible, Inc.* (Internet)	7,224	92,756
Autobytel, Inc.* (Internet)	14,964	73,922
BEA Systems, Inc.* (Software)	141,900	1,333,860
Check Point Software Technologies, Ltd.* (Internet)	65,532	1,317,193
CheckFree Corp.* (Internet)	27,348	1,255,273
CMGI, Inc.* (Internet)	165,120	250,982
CNET Networks, Inc.* (Internet)	50,052	735,264
Digital Insight Corp.* (Internet)	11,868	380,013
Digital River, Inc.* (Internet)	12,384	368,300
E*TRADE Financial Corp.* (Diversified Financial Services)	134,160	2,798,578
EarthLink, Inc.* (Internet)	46,956	521,681
eBay, Inc.* (Internet)	102,168	4,418,766
Emdeon Corp.* (Internet)	101,136	855,611
Google, Inc.* (Internet)	10,836	4,495,424
IAC/InterActiveCorp* (Internet)	114,552	3,242,967
Infospace, Inc.* (Internet)	10,320	266,462
Internet Security Systems, Inc.* (Internet)	13,416	281,065
Interwoven, Inc.* (Internet)	13,932	118,004
J2 Global Communications, Inc.* (Internet)	8,772	374,915
JAMDAT Mobile, Inc.* (Telecommunications)	6,192	164,583
Jupitermedia Corp.* (Internet)	7,740	114,397
Monster Worldwide, Inc.* (Internet)	39,216	1,600,797
PRICELINE.COM, Inc.* (Internet)	8,772	195,791
RealNetworks, Inc.* (Internet)	40,764	316,329
Siebel Systems, Inc. (Software)	172,344	1,823,400
Tibco Software, Inc.* (Internet)	72,240	539,633
United Online, Inc. (Internet)	22,704	322,851
ValueClick, Inc.* (Internet)	36,120	654,133
VeriSign, Inc.* (Internet)	92,364	2,024,619
Vignette Corp.* (Internet)	10,836	176,735
webMethods, Inc.* (Internet)	19,092	147,199
Websense, Inc.* (Internet)	8,256	541,924
Yahoo!, Inc.* (Internet)	111,972	4,387,063

TOTAL COMMON STOCKS (Cost $32,174,661)		44,906,489

Repurchase Agreements (29.1%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $17,380,239 (Collateralized by $17,606,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $17,721,845)	$17,373,000	$17,373,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,373,000)		17,373,000

TOTAL INVESTMENT SECURITIES (Cost $49,547,661)—104.2%		62,279,489
Net other assets (liabilities)—(4.2)%		(2,528,508)

NET ASSETS—100.0%		$59,750,981

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 1/24/06 (Underlying notional amount at value $45,216,193)	479,849	$(1,599,399)

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Diversified Financial Services	8.7%
Internet	60.8%
Software	5.3%
Telecommunications	0.3%
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.0%)
	Shares	Value
Alamosa Holdings, Inc.* (Telecommunications)	24,939	$464,115
Alltel Corp. (Telecommunications)	54,279	3,425,005
Leap Wireless International, Inc.* (Telecommunications)	6,357	240,803
Nextel Partners, Inc.—Class A* (Telecommunications)	25,428	710,458
NII Holdings, Inc.—Class B* (Telecommunications)	22,494	982,538
Sprint Corp. (Telecommunications)	467,973	10,931,850
Telephone & Data Systems, Inc. (Telecommunications)	8,313	299,517
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	8,313	287,713
US Cellular Corp.* (Telecommunications)	2,445	120,783

TOTAL COMMON STOCKS (Cost $15,530,637)		17,462,782

Repurchase Agreements (30.0%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $6,999,915 (Collateralized by $7,028,000 Federal Home Loan Mortgage Corp., 4.875%, 3/15/07, market value $7,138,077)	$6,997,000	6,997,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,997,000)		6,997,000

TOTAL INVESTMENT SECURITIES (Cost $22,527,637)—105.0%		24,459,782
Net other assets (liabilities)—(5.0)%		(1,172,111)

NET ASSETS—100.0%		$23,287,671

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 1/24/06 (Underlying notional amount at value $17,462,777)	489	$(354,786)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of December 31, 2005:

Telecommunications	75.0%
Other***	25.0%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
Amerada Hess Corp. (Oil & Gas)	6,941	$880,258
Anadarko Petroleum Corp. (Oil & Gas)	17,668	1,674,043
Apache Corp. (Oil & Gas)	25,871	1,772,681
Atwood Oceanics, Inc.* (Oil & Gas)	1,262	98,474
Baker Hughes, Inc. (Oil & Gas Services)	27,133	1,649,144
BJ Services Co. (Oil & Gas Services)	25,240	925,551
Burlington Resources, Inc. (Oil & Gas)	29,657	2,556,433
Cabot Oil & Gas Corp. (Oil & Gas)	3,786	170,749
Cal Dive International, Inc.* (Oil & Gas Services)	5,679	203,819
Cheniere Energy, Inc.* (Oil & Gas)	3,786	140,915
Chesapeake Energy Corp. (Oil & Gas)	26,502	840,908
ChevronTexaco Corp. (Oil & Gas)	178,573	10,137,588
Cimarex Energy Co.* (Oil & Gas)	6,310	271,393
Comstock Resources, Inc.* (Oil & Gas)	3,155	96,259
ConocoPhillips (Oil & Gas)	100,329	5,837,141
Cooper Cameron Corp.* (Oil & Gas Services)	8,834	365,728
Core Laboratories N.V.* (Oil & Gas Services)	1,893	70,722
Denbury Resources, Inc.* (Oil & Gas)	8,834	201,239
Devon Energy Corp. (Oil & Gas)	35,336	2,209,913
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,048	351,139
Dynegy, Inc.—Class A* (Pipelines)	21,454	103,837
El Paso Corp. (Pipelines)	52,373	636,856
Encore Acquisition Co.* (Oil & Gas)	3,786	121,303
Ensco International, Inc. (Oil & Gas)	11,989	531,712
EOG Resources, Inc. (Oil & Gas)	18,930	1,388,894
Exxon Mobil Corp. (Oil & Gas)	504,169	28,319,172
FMC Technologies, Inc.* (Oil & Gas Services)	5,679	243,743
Forest Oil Corp.* (Oil & Gas)	4,417	201,283
Frontier Oil Corp. (Oil & Gas)	4,417	165,770
Global Industries, Ltd.* (Oil & Gas Services)	6,941	78,780
GlobalSantaFe Corp. (Oil & Gas)	17,668	850,714
Grant Prideco, Inc.* (Oil & Gas Services)	10,096	445,436
Grey Wolf, Inc.* (Oil & Gas)	15,144	117,063
Halliburton Co. (Oil & Gas Services)	40,384	2,502,193
Hanover Compressor Co.* (Oil & Gas Services)	6,941	97,938
Helmerich & Payne, Inc. (Oil & Gas)	3,786	234,391
Holly Corp. (Oil & Gas)	1,893	111,441
Houston Exploration Co.* (Oil & Gas)	2,524	133,267
Hydril* (Oil & Gas Services)	1,262	79,001
Input/Output, Inc.* (Oil & Gas Services)	5,679	39,923
KCS Energy, Inc.* (Oil & Gas)	3,786	91,697
Kerr-McGee Corp. (Oil & Gas)	8,203	745,325
Kinder Morgan, Inc. (Pipelines)	8,834	812,286
Lone Star Technologies, Inc.* (Oil & Gas Services)	2,524	130,390
Marathon Oil Corp. (Oil & Gas)	29,026	1,769,715
Maverick Tube Corp.* (Oil & Gas Services)	3,155	125,758
McDermott International, Inc.* (Engineering & Construction)	4,417	197,042
Murphy Oil Corp. (Oil & Gas)	13,882	749,489
Nabors Industries, Ltd.* (Oil & Gas)	12,620	955,965
National-Oilwell Varco, Inc.* (Oil & Gas Services)	13,882	870,401
Newfield Exploration Co.* (Oil & Gas)	10,096	505,507
Newpark Resources, Inc.* (Oil & Gas Services)	6,941	52,960
Noble Corp. (Oil & Gas)	10,727	756,683
Noble Energy, Inc. (Oil & Gas)	13,882	559,445
Occidental Petroleum Corp. (Oil & Gas)	31,550	2,520,214
Oceaneering International, Inc.* (Oil & Gas Services)	1,893	94,234
Offshore Logistics, Inc.* (Transportation)	1,893	55,276
OGE Energy Corp. (Electric)	6,941	185,949
Parker Drilling Co.* (Oil & Gas)	7,572	82,005

Common Stocks, continued
	Shares	Value
Patterson-UTI Energy, Inc. (Oil & Gas)	13,882	$457,412
Pioneer Natural Resources Co. (Oil & Gas)	11,358	582,325
Plains Exploration & Production Co.* (Oil & Gas)	6,310	250,696
Pogo Producing Co. (Oil & Gas)	4,417	220,011
Pride International, Inc.* (Oil & Gas)	12,620	388,065
Quicksilver Resources, Inc.* (Oil & Gas)	4,417	185,558
Range Resources Corp. (Oil & Gas)	10,096	265,929
Rowan Cos., Inc. (Oil & Gas)	8,834	314,844
Schlumberger, Ltd. (Oil & Gas Services)	46,694	4,536,321
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,262	85,942
Smith International, Inc. (Oil & Gas Services)	17,037	632,243
Southwestern Energy Co.* (Oil & Gas)	13,251	476,241
St. Mary Land & Exploration Co. (Oil & Gas)	4,417	162,590
Stone Energy Corp.* (Oil & Gas)	1,893	86,188
Sunoco, Inc. (Oil & Gas)	10,727	840,782
Superior Energy Services, Inc.* (Oil & Gas Services)	5,679	119,543
Swift Energy Co.* (Oil & Gas)	2,524	113,757
Tesoro Petroleum Corp. (Oil & Gas)	5,048	310,704
Tidewater, Inc. (Oil & Gas Services)	4,417	196,380
Todco—Class A (Oil & Gas)	5,048	192,127
Transocean Sedco Forex, Inc.* (Oil & Gas)	25,871	1,802,950
Unit Corp.* (Oil & Gas)	3,155	173,620
Valero Energy Corp. (Oil & Gas)	47,956	2,474,530
Veritas DGC, Inc.* (Oil & Gas Services)	2,524	89,577
Vintage Petroleum, Inc. (Oil & Gas)	4,417	235,559
Weatherford International, Ltd.* (Oil & Gas Services)	27,764	1,005,057
Western Gas Resources, Inc. (Pipelines)	5,048	237,710
Whiting Petroleum Corp.* (Oil & Gas)	3,155	126,200
Williams Cos., Inc. (Pipelines)	45,432	1,052,660
XTO Energy, Inc. (Oil & Gas)	27,764	1,219,950

TOTAL COMMON STOCKS (Cost $67,410,249)		96,952,626

Repurchase Agreement (27.2%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $35,164,646 (Collateralized by $35,772,000 various U.S. Government Agency Obligations, 4.375%-4.58%, 10/15/06-2/11/10, market value $35,854,147)	$35,150,000	35,150,000

TOTAL REPURCHASE AGREEMENTS (Cost $35,150,000)		35,150,000

TOTAL INVESTMENT SECURITIES (Cost $102,560,249)—102.3%		132,102,626
Net other assets (liabilities)—(2.3)%		(2,989,640)

NET ASSETS—100.0%		$129,112,986

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 1/24/06 (Underlying notional amount at value $96,706,559)	229,097	$(2,141,013)

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Electric	0.1%
Engineering & Construction	0.2%
Oil & Gas	61.3%
Oil & Gas Services	11.3%
Pipelines	2.2%
Transportation	NM
Other***	24.9%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.0%)
	Shares	Value
Alkermes, Inc.* (Pharmaceuticals)	1,575	$30,114
Allergan, Inc. (Pharmaceuticals)	2,275	245,609
Alpharma, Inc. (Pharmaceuticals)	700	19,957
American Pharmaceutical Partners, Inc.* (Pharmaceuticals)	350	13,577
Barr Laboratories, Inc.* (Pharmaceuticals)	1,575	98,107
Bristol-Myers Squibb Co. (Pharmaceuticals)	33,600	772,127
Cephalon, Inc.* (Pharmaceuticals)	1,050	67,977
Eli Lilly & Co. (Pharmaceuticals)	16,625	940,808
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,925	58,251
Forest Laboratories, Inc.* (Pharmaceuticals)	5,950	242,046
Hospira, Inc.* (Pharmaceuticals)	2,800	119,784
IVAX Corp.* (Pharmaceuticals)	3,850	120,621
Johnson & Johnson (Healthcare—Products)	51,100	3,071,110
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,200	71,064
Medicis Pharmaceutical Corp. (Pharmaceuticals)	875	28,044
Merck & Co., Inc. (Pharmaceuticals)	37,800	1,202,417
MGI Pharma, Inc.* (Pharmaceuticals)	1,400	24,024
Mylan Laboratories, Inc. (Pharmaceuticals)	3,675	73,353
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	350	5,296
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	525	16,454
Perrigo Co. (Pharmaceuticals)	1,575	23,483
Pfizer, Inc. (Pharmaceuticals)	127,575	2,975,048
Schering-Plough Corp. (Pharmaceuticals)	25,375	529,069
Sepracor, Inc.* (Pharmaceuticals)	1,750	90,300
Taro Pharmaceutical Industries, Ltd.* (Pharmaceuticals)	350	4,890
The Medicines Co.* (Pharmaceuticals)	875	15,269
Valeant Pharmaceuticals International (Pharmaceuticals)	1,575	28,476
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,750	56,893
Wyeth (Pharmaceuticals)	22,925	1,056,154

TOTAL COMMON STOCKS (Cost $10,805,990)		12,000,322

Repurchase Agreements (33.7%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $5,391,245 (Collateralized by $5,413,000 Federal Home Loan Mortgage Corp., 4.875%, 3/15/07, market value $5,497,782)	$5,389,000	5,389,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,389,000)		5,389,000

Rights/Warrants (NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$1

TOTAL RIGHT/WARRANTS (Cost $0)		1

TOTAL INVESTMENT SECURITIES (Cost $16,194,990)—108.7%		17,389,323
Net other assets (liabilities)—(8.7)%		(1,396,767)

NET ASSETS—100.0%		$15,992,556

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 1/24/06 (Underlying notional amount at value $11,997,214)	48,688	$(313,337)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Healthcare—Products	19.2%
Pharmaceuticals	55.8%
Other***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (95.9%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $134,744,120 (Collateralized by $135,317,000 various U.S. Government Agency Obligations, 4.58%-5.125%, 3/6/06-2/11/10, market value $137,383,790)	$134,688,000	$134,688,000

TOTAL REPURCHASE AGREEMENTS (Cost $134,688,000)		134,688,000

TOTAL INVESTMENT SECURITIES (Cost $134,688,000)—95.9%		134,688,000
Net other assets (liabilities)—4.1%		5,699,351

NET ASSETS—100.0%		$140,387,351

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 1/24/06 (Underlying notional amount at value $209,348,668)	795,942	$4,363,491

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (73.9%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	630	$50,715
AMB Property Corp. (REIT)	2,475	121,696
American Financial Realty Trust (REIT)	3,690	44,280
American Home Mortgage Investment Corp. (REIT)	1,305	42,504
Annaly Mortgage Management, Inc. (REIT)	3,465	37,907
Apartment Investment and Management Co.—Class A (REIT)	2,700	102,249
Archstone-Smith Trust (REIT)	6,075	254,482
Arden Realty Group, Inc. (REIT)	1,935	86,746
Avalonbay Communities, Inc. (REIT)	2,070	184,748
Boston Properties, Inc. (REIT)	3,240	240,181
Brandywine Realty Trust (REIT)	1,620	45,214
BRE Properties, Inc.—Class A (REIT)	1,440	65,491
Camden Property Trust (REIT)	1,485	86,011
CarrAmerica Realty Corp. (REIT)	1,665	57,659
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,755	103,282
CBL & Associates Properties, Inc. (REIT)	1,710	67,562
Centerpoint Properties Corp. (REIT)	1,395	69,025
Colonial Properties Trust (REIT)	1,305	54,784
Corporate Office Properties Trust (REIT)	1,125	39,983
Cousins Properties, Inc. (REIT)	1,170	33,111
Crescent Real Estate Equities Co. (REIT)	2,835	56,190
Developers Diversified Realty Corp. (REIT)	3,105	145,997
Duke-Weeks Realty Corp. (REIT)	4,095	136,773
Equity Inns, Inc. (REIT)	1,530	20,732
Equity Lifestyle Properties, Inc. (REIT)	585	26,033
Equity Office Properties Trust (REIT)	11,700	354,860
Equity Residential Properties Trust (REIT)	8,235	322,152
Essex Property Trust, Inc. (REIT)	585	53,937
Federal Realty Investment Trust (REIT)	1,485	90,065
FelCor Lodging Trust, Inc. (REIT)	1,350	23,234
First Industrial Realty Trust, Inc. (REIT)	1,260	48,510
Forest City Enterprises, Inc.—Class A (Real Estate)	1,665	63,153
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	4,500	44,550
General Growth Properties, Inc. (REIT)	6,435	302,381
Glenborough Realty Trust, Inc. (REIT)	1,035	18,734
Health Care Property Investors, Inc. (REIT)	3,915	100,067
Health Care REIT, Inc. (REIT)	1,665	56,444
Healthcare Realty Trust, Inc. (REIT)	1,350	44,915
Highwoods Properties, Inc. (REIT)	1,530	43,529
Home Properties of New York, Inc. (REIT)	900	36,720
Hospitality Properties Trust (REIT)	1,935	77,594
Host Marriott Corp. (REIT)	9,360	177,372
HRPT Properties Trust (REIT)	6,030	62,411
IMPAC Mortgage Holdings, Inc. (REIT)	2,160	20,326
iStar Financial, Inc. (REIT)	3,195	113,902
Jones Lang LaSalle, Inc. (Real Estate)	855	43,049
Kilroy Realty Corp. (REIT)	810	50,139
Kimco Realty Corp. (REIT)	6,120	196,330
Lexington Corporate Properties Trust (REIT)	1,485	31,631
Liberty Property Trust (REIT)	2,520	107,982
Mack-Cali Realty Corp. (REIT)	1,755	75,816
MeriStar Hospitality Corp.* (REIT)	2,520	23,688
Mills Corp. (REIT)	1,530	64,168
Nationwide Health Properties, Inc. (REIT)	1,935	41,409
New Century Financial Corp. (REIT)	1,620	58,433
New Plan Excel Realty Trust, Inc. (REIT)	2,925	67,802

Common Stocks, continued
	Shares	Value
Novastar Financial, Inc. (REIT)	855	$24,034
Pan Pacific Retail Properties (REIT)	1,170	78,261
Pennsylvania (REIT)	945	35,305
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,265	189,803
Post Properties, Inc. (REIT)	1,170	46,742
Prentiss Properties Trust (REIT)	1,305	53,087
Prologis (REIT)	6,975	325,871
Public Storage, Inc. (REIT)	2,520	170,654
Rayonier, Inc. (Forest Products & Paper)	2,160	86,076
Realty Income Corp. (REIT)	2,385	51,564
Reckson Associates Realty Corp. (REIT)	2,295	82,574
Redwood Trust, Inc. (REIT)	675	27,851
Regency Centers Corp. (REIT)	1,755	103,457
Saxon Capital, Inc. (REIT)	1,440	16,315
Shurgard Storage Centers, Inc.—Class A (REIT)	1,305	74,007
Simon Property Group, Inc. (REIT)	6,345	486,216
SL Green Realty Corp. (REIT)	1,170	89,376
St. Joe Co. (Real Estate)	2,025	136,121
Taubman Centers, Inc. (REIT)	1,440	50,040
The Macerich Co. (REIT)	1,710	114,809
Thornburg Mortgage Asset Corp. (REIT)	2,880	75,456
Trizec Properties, Inc. (REIT)	2,655	60,853
United Dominion Realty Trust, Inc. (REIT)	3,960	92,822
Ventas, Inc. (REIT)	2,970	95,099
Vornado Realty Trust (REIT)	3,780	315,516
Washington (REIT)	1,215	36,875
Weingarten Realty Investors (REIT)	2,385	90,177

TOTAL COMMON STOCKS (Cost $4,657,879)		7,997,619

Repurchase Agreements (26.7%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $2,895,206 (Collateralized by $2,907,000 Federal Home Loan Mortgage Corp., 4.875%, 3/15/07, market value $2,952,531)	$2,894,000	2,894,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,894,000)		2,894,000

TOTAL INVESTMENT SECURITIES (Cost $7,551,879)—100.6%		10,891,619
Net other assets (liabilities)—(0.6)%		(65,912)

NET ASSETS—100.0%		$10,825,707

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 1/24/06 (Underlying notional amount at value $7,997,402)	45	$(152,050)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Diversified Financial Services	0.4%
Forest Products & Paper	2.5%
Real Estate	3.2%
Real Estate Investment Trust	67.8%
Other***	26.1%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.5%)
	Shares	Value
Actel Corp.* (Semiconductors)	1,328	$16,905
Advanced Micro Devices, Inc.* (Semiconductors)	21,912	670,507
Agere Systems, Inc.* (Semiconductors)	9,960	128,484
Altera Corp.* (Semiconductors)	19,256	356,814
Amkor Technology, Inc.* (Semiconductors)	4,648	26,029
Analog Devices, Inc. (Semiconductors)	19,920	714,530
Applied Materials, Inc. (Semiconductors)	86,984	1,560,493
Applied Micro Circuits Corp.* (Semiconductors)	16,600	42,662
Asyst Technologies, Inc.* (Semiconductors)	2,656	15,192
Atmel Corp.* (Semiconductors)	23,904	73,863
ATMI, Inc.* (Semiconductors)	1,992	55,716
Axcelis Technologies, Inc.* (Semiconductors)	5,312	25,338
Broadcom Corp.—Class A* (Semiconductors)	14,608	688,767
Brooks Automation, Inc.* (Semiconductors)	3,984	49,920
Cabot Microelectronics Corp.* (Chemicals)	1,328	38,950
Cirrus Logic, Inc.* (Semiconductors)	3,984	26,613
Cohu, Inc. (Semiconductors)	1,328	30,371
Conexant Systems, Inc.* (Semiconductors)	25,232	57,024
Credence Systems Corp.* (Semiconductors)	4,648	32,350
Cree Research, Inc.* (Semiconductors)	3,984	100,556
Cymer, Inc.* (Electronics)	1,992	70,736
Cypress Semiconductor Corp.* (Semiconductors)	7,304	104,082
DSP Group, Inc.* (Semiconductors)	1,328	33,280
ESS Technology, Inc.* (Semiconductors)	1,992	6,833
Exar Corp.* (Semiconductors)	1,992	24,940
Fairchild Semiconductor International, Inc.* (Semiconductors)	6,640	112,282
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	6,640	167,262
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	14,608	367,683
Integrated Device Technology, Inc.* (Semiconductors)	10,624	140,024
Intel Corp. (Semiconductors)	326,024	8,137,560
Interdigital Communications Corp.* (Telecommunications)	2,656	48,658
International Rectifier Corp.* (Semiconductors)	3,984	127,090
Intersil Corp.—Class A (Semiconductors)	7,968	198,244
KLA -Tencor Corp. (Semiconductors)	10,624	524,082
Kopin Corp.* (Semiconductors)	3,984	21,314
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,656	23,479
Lam Research Corp.* (Semiconductors)	7,304	260,607
Lattice Semiconductor Corp.* (Semiconductors)	5,976	25,816
Linear Technology Corp. (Semiconductors)	16,600	598,762
LSI Logic Corp.* (Semiconductors)	20,584	164,672
LTX Corp.* (Semiconductors)	3,320	14,940
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	1,992	65,975
Marvell Technology Group, Ltd.* (Semiconductors)	11,952	670,388
Maxim Integrated Products, Inc. (Semiconductors)	17,264	625,647
MEMC Electronic Materials, Inc.* (Semiconductors)	7,968	176,651
Micrel, Inc.* (Semiconductors)	3,320	38,512
Microchip Technology, Inc. (Semiconductors)	11,288	362,909
Micron Technology, Inc.* (Semiconductors)	32,536	433,054
Microsemi Corp.* (Semiconductors)	3,320	91,831

Common Stocks, continued
	Shares	Value
Mindspeed Technologies, Inc.* (Semiconductors)	5,312	$12,483
National Semiconductor Corp. (Semiconductors)	18,592	483,020
Novellus Systems, Inc.* (Semiconductors)	7,304	176,172
NVIDIA Corp.* (Semiconductors)	8,632	315,586
OmniVision Technologies, Inc.* (Semiconductors)	3,320	66,267
Photronics, Inc.* (Semiconductors)	1,992	30,000
PMC-Sierra, Inc.* (Semiconductors)	9,960	76,792
Power Integrations, Inc.* (Semiconductors)	1,328	31,620
QLogic Corp.* (Semiconductors)	4,648	151,106
Rambus, Inc.* (Semiconductors)	5,312	86,001
RF Micro Devices, Inc.* (Telecommunications)	9,960	53,884
SanDisk Corp.* (Computers)	9,960	625,688
Semtech Corp.* (Semiconductors)	3,984	72,748
Silicon Image, Inc.* (Semiconductors)	3,984	36,055
Silicon Laboratories, Inc.* (Semiconductors)	1,992	73,027
Silicon Storage Technology, Inc.* (Computers)	4,648	23,472
Skyworks Solutions, Inc.* (Semiconductors)	8,632	43,937
Teradyne, Inc.* (Semiconductors)	10,624	154,792
Tessera Technologies, Inc.* (Semiconductors)	2,656	68,658
Texas Instruments, Inc. (Semiconductors)	90,968	2,917,344
Transmeta Corp.* (Semiconductors)	9,296	10,504
TriQuint Semiconductor, Inc.* (Semiconductors)	7,304	32,503
Ultratech Stepper, Inc.* (Semiconductors)	1,328	21,806
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,992	87,509
Vitesse Semiconductor Corp.* (Semiconductors)	11,952	22,948
Xilinx, Inc. (Semiconductors)	18,592	468,704
Zoran Corp.* (Semiconductors)	1,992	32,290

TOTAL COMMON STOCKS (Cost $17,801,957)		24,523,313

Repurchase Agreements (35.3%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $11,490,786 (Collateralized by $11,640,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $11,716,590)	$11,486,000	11,486,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,486,000)		11,486,000

TOTAL INVESTMENT SECURITIES (Cost $29,287,957)—110.8%		36,009,313
Net other assets (liabilities)—(10.8)%		(3,504,912)

NET ASSETS—100.0%		$32,504,401

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 1/24/06 (Underlying notional amount at value $24,522,961)	664	$(1,049,870)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Chemicals	0.1%
Computers	2.2%
Electronics	0.2%
Semiconductors	72.7%
Telecommunications	0.3%
Other***	24.5%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.1%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,583	$9,299
ADC Telecommunications, Inc.* (Telecommunications)	738	16,487
Adobe Systems, Inc. (Software)	4,428	163,659
ADTRAN, Inc. (Telecommunications)	369	10,974
Advanced Micro Devices, Inc.* (Semiconductors)	2,952	90,331
Agere Systems, Inc.* (Semiconductors)	1,107	14,280
Akamai Technologies, Inc.* (Internet)	1,107	22,063
Altera Corp.* (Semiconductors)	2,583	47,863
Amdocs, Ltd.* (Telecommunications)	1,476	40,590
American Power Conversion Corp. (Electrical Components & Equipment)	1,476	32,472
American Tower Corp.* (Telecommunications)	2,952	79,999
Analog Devices, Inc. (Semiconductors)	2,583	92,652
Andrew Corp.* (Telecommunications)	1,107	11,878
ANSYS, Inc.* (Software)	369	15,753
Anteon International Corp.* (Computers)	369	20,055
Apple Computer, Inc.* (Computers)	5,904	424,439
Applied Materials, Inc. (Semiconductors)	11,439	205,216
Applied Micro Circuits Corp.* (Semiconductors)	2,214	5,690
Arris Group, Inc.* (Telecommunications)	738	6,989
Atmel Corp.* (Semiconductors)	3,321	10,262
ATMI, Inc.* (Semiconductors)	369	10,321
Autodesk, Inc. (Software)	1,476	63,394
Avaya, Inc.* (Telecommunications)	3,321	35,435
Avocent Corp.* (Internet)	369	10,033
BEA Systems, Inc.* (Software)	2,952	27,749
BMC Software, Inc.* (Software)	1,476	30,243
Broadcom Corp.—Class A* (Semiconductors)	1,845	86,992
Brocade Communications Systems, Inc.* (Computers)	1,845	7,509
Brooks Automation, Inc.* (Semiconductors)	369	4,624
CACI International, Inc.—Class A* (Computers)	369	21,173
Cadence Design Systems, Inc.* (Computers)	1,845	31,217
Cerner Corp.* (Software)	369	33,546
Check Point Software Technologies, Ltd.* (Internet)	1,107	22,251
CIENA Corp.* (Telecommunications)	4,059	12,055
Cisco Systems, Inc.* (Telecommunications)	46,863	802,296
Citrix Systems, Inc.* (Software)	1,107	31,859
Cognizant Technology Solutions Corp.* (Computers)	1,107	55,737
Computer Associates International, Inc. (Software)	3,321	93,619
Computer Sciences Corp.* (Computers)	1,476	74,745
Compuware Corp.* (Software)	2,583	23,170
Comverse Technology, Inc.* (Telecommunications)	1,476	39,247
Conexant Systems, Inc.* (Semiconductors)	3,321	7,505
Corning, Inc.* (Telecommunications)	10,701	210,382
Cree Research, Inc.* (Semiconductors)	369	9,314
Crown Castle International Corp.* (Telecommunications)	1,476	39,719
CSG Systems International, Inc.* (Software)	369	8,236
Cymer, Inc.* (Electronics)	369	13,103
Cypress Semiconductor Corp.* (Semiconductors)	1,107	15,775
Dell, Inc.* (Computers)	15,498	464,785
Diebold, Inc. (Computers)	369	14,022
Digital River, Inc.* (Internet)	369	10,974
DST Systems, Inc.* (Computers)	369	22,107
Dycom Industries, Inc.* (Engineering & Construction)	369	8,118

Common Stocks, continued
	Shares	Value
EarthLink, Inc.* (Internet)	738	$8,199
Electronic Data Systems Corp. (Computers)	3,690	88,708
Electronics for Imaging, Inc.* (Computers)	369	9,819
EMC Corp.* (Computers)	16,974	231,186
Emulex Corp.* (Semiconductors)	738	14,605
F5 Networks, Inc.* (Internet)	369	21,103
Fair Isaac Corp. (Software)	369	16,299
Fairchild Semiconductor International, Inc.* (Semiconductors)	738	12,480
Filenet Corp.* (Software)	369	9,539
Foundry Networks, Inc.* (Telecommunications)	738	10,192
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	2,952	74,361
Google, Inc.* (Internet)	1,476	612,332
Harris Corp. (Telecommunications)	1,107	47,612
Hewlett-Packard Co. (Computers)	20,295	581,047
Hyperion Solutions Corp.* (Software)	369	13,218
IKON Office Solutions, Inc. (Office/Business Equipment)	738	7,683
Imation Corp. (Computers)	369	17,000
Informatica Corp.* (Software)	738	8,856
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,107	22,062
Insight Enterprises, Inc.* (Retail)	369	7,236
Integrated Device Technology, Inc.* (Semiconductors)	1,476	19,454
Intel Corp. (Semiconductors)	43,542	1,086,808
Interdigital Communications Corp.* (Telecommunications)	369	6,760
Intergraph Corp.* (Computers)	369	18,380
International Business Machines Corp. (Computers)	11,439	940,287
International Rectifier Corp.* (Semiconductors)	369	11,771
Internet Security Systems, Inc.* (Internet)	369	7,731
Intersil Corp.—Class A (Semiconductors)	1,107	27,542
Intuit, Inc.* (Software)	1,107	59,003
Jack Henry & Associates, Inc. (Computers)	369	7,041
JDS Uniphase Corp.* (Telecommunications)	11,439	26,996
Juniper Networks, Inc.* (Telecommunications)	4,059	90,516
KLA -Tencor Corp. (Semiconductors)	1,476	72,811
Kronos, Inc.* (Computers)	369	15,446
Lam Research Corp.* (Semiconductors)	1,107	39,498
Lexmark International, Inc.—Class A* (Computers)	738	33,085
Linear Technology Corp. (Semiconductors)	2,214	79,859
LSI Logic Corp.* (Semiconductors)	2,952	23,616
Lucent Technologies, Inc.* (Telecommunications)	31,734	84,412
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	369	12,221
Macrovision Corp.* (Entertainment)	369	6,173
Marvell Technology Group, Ltd.* (Semiconductors)	1,476	82,789
Maxim Integrated Products, Inc. (Semiconductors)	2,214	80,235
Maxtor Corp.* (Computers)	1,845	12,804
McAfee, Inc.* (Internet)	1,107	30,033
MEMC Electronic Materials, Inc.* (Semiconductors)	1,107	24,542
Mercury Interactive Corp.* (Software)	738	20,509

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value
Microchip Technology, Inc. (Semiconductors)	1,476	$47,453
Micron Technology, Inc.* (Semiconductors)	4,428	58,937
Micros Systems, Inc.* (Computers)	369	17,830
Microsemi Corp.* (Semiconductors)	369	10,207
Microsoft Corp. (Software)	67,527	1,765,830
Motorola, Inc. (Telecommunications)	17,712	400,114
National Semiconductor Corp. (Semiconductors)	2,583	67,106
NCR Corp.* (Computers)	1,476	50,095
Network Appliance, Inc.* (Computers)	2,583	69,741
Novell, Inc.* (Software)	2,583	22,808
Novellus Systems, Inc.* (Semiconductors)	1,107	26,701
NVIDIA Corp.* (Semiconductors)	1,107	40,472
OmniVision Technologies, Inc.* (Semiconductors)	369	7,365
Openwave Systems, Inc.* (Internet)	738	12,893
Oracle Corp.* (Software)	28,044	342,416
Palm, Inc.* (Computers)	369	11,734
Parametric Technology Corp.* (Software)	1,845	11,255
Perot Systems Corp.—Class A* (Computers)	738	10,435
Pitney Bowes, Inc. (Office/Business Equipment)	1,476	62,361
Plantronics, Inc. (Telecommunications)	369	10,443
PMC-Sierra, Inc.* (Semiconductors)	1,476	11,380
Polycom, Inc.* (Telecommunications)	738	11,291
Progress Software Corp.* (Software)	369	10,472
QLogic Corp.* (Semiconductors)	738	23,992
Qualcomm, Inc. (Telecommunications)	11,808	508,689
Rambus, Inc.* (Semiconductors)	738	11,948
RealNetworks, Inc.* (Internet)	738	5,727
Red Hat, Inc.* (Software)	1,107	30,155
Reynolds & Reynolds Co. (Computers)	369	10,358
RF Micro Devices, Inc.* (Telecommunications)	1,476	7,985
RSA Security, Inc.* (Internet)	369	4,144
Salesforce.com, Inc.* (Software)	738	23,653
SanDisk Corp.* (Computers)	1,476	92,722
Scientific-Atlanta, Inc. (Telecommunications)	1,107	47,678
Seagate Technology, Inc(a)* (Computers)	126	0
Seagate Technology, Inc. (Computers)	2,583	51,634
Semtech Corp.* (Semiconductors)	369	6,738
Siebel Systems, Inc. (Software)	3,321	35,136
Silicon Laboratories, Inc.* (Semiconductors)	369	13,528
Skyworks Solutions, Inc.* (Semiconductors)	1,107	5,635
Sonus Networks, Inc.* (Telecommunications)	1,845	6,863
SRA International, Inc.—Class A* (Computers)	369	11,269
Sun Microsystems, Inc.* (Computers)	24,354	102,043
Sybase, Inc.* (Software)	738	16,133
Sycamore Networks, Inc.* (Telecommunications)	1,476	6,376
Symantec Corp.* (Internet)	8,487	148,523
Synopsys, Inc.* (Computers)	1,107	22,206
Tech Data Corp.* (Distribution/Wholesale)	369	14,642
Tekelec* (Telecommunications)	369	5,129
Tellabs, Inc.* (Telecommunications)	2,952	32,177
Teradyne, Inc.* (Semiconductors)	1,476	21,505
Tessera Technologies, Inc.* (Semiconductors)	369	9,539
Texas Instruments, Inc. (Semiconductors)	12,177	390,516
Tibco Software, Inc.* (Internet)	1,476	11,026
Unisys Corp.* (Computers)	2,583	15,059
United Online, Inc. (Internet)	369	5,247
United Stationers, Inc.* (Distribution/Wholesale)	369	17,897
Unova, Inc.* (Machinery-Diversified)	369	12,472
UTStarcom, Inc.* (Telecommunications)	738	5,948
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	369	16,210

Common Stocks, continued
	Shares	Value
VeriSign, Inc.* (Internet)	1,845	$40,442
Western Digital Corp.* (Computers)	1,476	27,468
Wind River Systems, Inc.* (Software)	738	10,900
Xerox Corp.* (Office/Business Equipment)	6,642	97,305
Xilinx, Inc. (Semiconductors)	2,583	65,117
Yahoo!, Inc.* (Internet)	9,594	375,893
Zebra Technologies Corp.* (Machinery-Diversified)	369	15,812

TOTAL COMMON STOCKS (Cost $12,330,418)		13,858,843

Repurchase Agreements (28.2%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $5,215,172 (Collateralized by $5,236,000 Federal Home Loan Mortgage Corp., 4.875%, 3/15/07, market value $5,318,009)	$5,213,000	5,213,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,213,000)		5,213,000

TOTAL INVESTMENT SECURITIES (Cost $17,543,418)—103.3%		19,071,843
Net other assets (liabilities)—(3.3)%		(602,717)

NET ASSETS—100.0%		$18,469,126

*	Non-income producing security.
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 1/24/06 (Underlying notional amount at value $13,828,020)	26,930	$(375,110)

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31,2005:

Computers	19.6%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	7.3%
Machinery—Diversified	0.2%
Office/Business Equipment	0.9%
Retail	NM
Semiconductors	16.7%
Software	15.6%
Telecommunications	14.2%
Other***	24.9%

***	Includes non-equity securities and other net assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (83.4%)
	Shares	Value
Alamosa Holdings, Inc.* (Telecommunications)	806	$15,000
Alltel Corp. (Telecommunications)	1,798	113,454
AT&T Corp. (Telecommunications)	21,452	525,358
BellSouth Corp. (Telecommunications)	9,982	270,512
CenturyTel, Inc. (Telecommunications)	682	22,615
Cincinnati Bell, Inc.* (Telecommunications)	1,364	4,788
Citizens Communications Co. (Telecommunications)	1,860	22,748
IDT Corp.* (Telecommunications)	62	717
IDT Corp.—Class B* (Telecommunications)	248	2,902
Leap Wireless International, Inc.* (Telecommunications)	186	7,046
Leucadia National Corp. (Holding Companies—Diversified)	434	20,598
Level 3 Communications, Inc.* (Telecommunications)	3,410	9,787
MCI, Inc. (Telecommunications)	1,550	30,582
Nextel Partners, Inc.—Class A* (Telecommunications)	806	22,520
NII Holdings, Inc.—Class B* (Telecommunications)	744	32,498
NTL, Inc.* (Telecommunications)	434	29,547
Qwest Communications International, Inc.* (Telecommunications)	8,308	46,940
Sprint Corp. (Telecommunications)	15,376	359,183
Telephone & Data Systems, Inc. (Telecommunications)	310	11,169
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	310	10,729
US Cellular Corp.* (Telecommunications)	62	3,063
Verizon Communications, Inc. (Telecommunications)	15,128	455,654

TOTAL COMMON STOCKS (Cost $1,779,048)		2,017,410

Repurchase Agreements (35.4%)
	Principal Amount	Value
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $856,357 (Collateralized by $797,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $874,103)	$856,000	$856,000

TOTAL REPURCHASE AGREEMENTS (Cost $856,000)		856,000

TOTAL INVESTMENT SECURITIES (Cost $2,635,048)—118.8%		2,873,410
Net other assets (liabilities)—(18.8)%		(455,674)

NET ASSETS—100.0%		$2,417,736

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 1/24/06 (Underlying notional amount at value $2,017,954)	15,902	$(29,208)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Holding Companies-Diversified	0.9%
Telecommunications	82.5%
Other***	16.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund	Schedule of Portfolio Investments December 31, 2005

Common Stocks (75.0%)
	Shares	Value
AGL Resources, Inc. (Gas)	4,752	$165,417
Allegheny Energy, Inc. * (Electric)	10,692	338,402
ALLETE, Inc. (Electric)	1,782	78,408
Alliant Energy Corp. (Electric)	7,722	216,525
Ameren Corp. (Electric)	12,771	654,386
American Electric Power, Inc. (Electric)	25,245	936,337
Aqua America, Inc. (Water)	8,316	227,027
Aquila, Inc. * (Electric)	24,354	87,674
Atmos Energy Corp. (Gas)	5,346	139,851
Avista Corp. (Electric)	3,267	57,859
Black Hills Corp. (Electric)	2,079	71,954
CenterPoint Energy, Inc. (Electric)	17,820	228,987
Cinergy Corp. (Electric)	12,177	517,035
CLECO Corp. (Electric)	3,267	68,117
CMS Energy Corp. * (Electric)	14,256	206,855
Consolidated Edison, Inc. (Electric)	16,038	743,041
Constellation Energy Group, Inc. (Electric)	11,583	667,181
Dominion Resources, Inc. (Electric)	22,275	1,719,629
DPL, Inc. (Electric)	8,019	208,574
DTE Energy Co. (Electric)	11,583	500,270
Duke Energy Corp. (Electric)	57,321	1,573,461
Duquesne Light Holdings, Inc. (Electric)	5,049	82,400
Edison International (Electric)	19,602	854,843
El Paso Electric Co. * (Electric)	3,267	68,738
Energen Corp. (Gas)	4,455	161,806
Energy East Corp. (Electric)	9,801	223,463
Entergy Corp. (Electric)	13,662	937,896
Equitable Resources, Inc. (Pipelines)	7,425	272,423
Exelon Corp. (Electric)	43,956	2,335,821
FirstEnergy Corp. (Electric)	21,681	1,062,152
FPL Group, Inc. (Electric)	23,760	987,466
Great Plains Energy, Inc. (Electric)	4,752	132,866
Hawaiian Electric Industries, Inc. (Electric)	5,346	138,461
IDACORP, Inc. (Electric)	2,673	78,319
KeySpan Corp. (Gas)	11,583	413,397
National Fuel Gas Co. (Pipelines)	5,049	157,478
New Jersey Resources Corp. (Gas)	1,782	74,648
NICOR, Inc. (Gas)	2,970	116,751
NiSource, Inc. (Electric)	17,820	371,725
Northeast Utilities System (Electric)	9,801	192,982
Northwest Natural Gas Co. (Gas)	1,782	60,909
NRG Energy, Inc. * (Electric)	5,346	251,904
NSTAR (Electric)	7,128	204,574
ONEOK, Inc. (Gas)	5,940	158,182
Peoples Energy Corp. (Gas)	2,376	83,326
Pepco Holdings, Inc. (Electric)	12,474	279,043
PG&E Corp. (Electric)	24,354	904,020
Piedmont Natural Gas Co., Inc. (Gas)	4,752	114,808
Pinnacle West Capital Corp. (Electric)	6,534	270,181
PNM Resources, Inc. (Electric)	4,158	101,829
PPL Corp. (Electric)	24,948	733,471
Progress Energy, Inc. (Electric)	16,632	730,477
Public Service Enterprise Group, Inc. (Electric)	15,741	1,022,693
Puget Energy, Inc. (Electric)	7,425	151,619
Questar Corp. (Pipelines)	5,643	427,176
Reliant Resources, Inc. * (Electric)	19,602	202,293
SCANA Corp. (Electric)	6,831	269,005
Sempra Energy (Gas)	14,850	665,874
Sierra Pacific Resources * (Electric)	7,722	100,695
Southern Co. (Electric)	48,708	1,681,886
Southern Union Co. * (Gas)	6,831	161,417

Common Stocks, continued
	Shares	Value
TECO Energy, Inc. (Electric)	13,068	$224,508
The AES Corp. * (Electric)	42,471	672,316
TXU Corp. (Electric)	29,700	1,490,643
UGI Corp. (Gas)	6,831	140,719
Unisource Energy Corp. (Electric)	2,079	64,865
Vectren Corp. (Gas)	5,049	137,131
Westar Energy, Inc. (Electric)	5,643	121,325
WGL Holdings, Inc. (Gas)	3,267	98,206
Wisconsin Energy Corp. (Electric)	7,722	301,621
WPS Resources Corp. (Electric)	2,673	147,844
Xcel Energy, Inc. (Electric)	26,433	487,953

TOTAL COMMON STOCKS (Cost $25,570,668)		30,533,138

Repurchase Agreements (27.2%)
	Principal Amount
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $11,059,606 (Collateralized by $11,204,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $11,277,721)	$11,055,000	11,055,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,055,000)		11,055,000

TOTAL INVESTMENT SECURITIES (Cost $36,625,668)—102.2%		41,588,138
Net other assets (liabilities)—(2.2)%		(899,366)

NET ASSETS—100.0%		$40,688,772

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 1/24/06 (Underlying notional amount at value $30,533,780)	297	$(413,437)

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of December 31,2005:

Electric	65.7%
Gas	6.6%
Pipelines	2.1%
Water	0.6%
Other ***	25.0%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (89.8%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $7,042,933 (Collateralized by $7,118,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $7,182,174)	$7,040,000	$7,040,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,040,000)		7,040,000

TOTAL INVESTMENT SECURITIES (Cost $7,040,000)—89.8%		7,040,000
Net other assets (liabilities)—10.2%		798,268

NET ASSETS—100.0%		$7,838,268

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 1/24/06 (Underlying notional amount at value $7,818,676)	(18,522)	$101,904

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (94.0%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $58,363,308 (Collateralized by $60,363,000 Federal Home Loan Mortgage Corp., 3.50%, 10/19/07, market value $59,506,446)	$58,339,000	$58,339,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,339,000)		58,339,000

TOTAL INVESTMENT SECURITIES (Cost $58,339,000)—94.0%		58,339,000
Net other assets (liabilities)—6.0%		3,691,958

NET ASSETS—100.0%		$62,030,958

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 1/24/06 (Underlying notional amount at value $61,868,002)	(244,180)	$858,283

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund	Schedule of Portfolio Investments December 31, 2005

U.S. Treasury Obligations (80.5%)
	Principal Amount	Value
U.S. Treasury Bonds, 5.375%, 2/15/31	$56,820,000	$63,833,719

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,654,513)		63,833,719

Repurchase Agreements (34.6%)
	Principal Amount
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $27,518,461 (Collateralized by $27,974,000 various U.S. Government Agency Obligations, 4.375%-4.58%, 10/15/06-2/11/10, market value $28,057,863)	$27,507,000	27,507,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,507,000)		27,507,000

TOTAL INVESTMENT SECURITIES (Cost $91,161,513)—115.1%		91,340,719
Net other assets (liabilities)—(15.1)%		(11,950,840)

NET ASSETS—100.0%		$79,389,879

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount at value $35,077,089)	31,223,000	$(81,016)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (99.9%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $13,511,628 (Collateralized by $13,674,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07, market value $13,776,743)	$13,506,000	$13,506,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,506,000)		13,506,000

Options Purchased(NM)
	Contracts
10-year U.S. Treasury Note Call Option expiring June 2006 @ $121	50	579

TOTAL OPTIONS PURCHASED (Cost $857)		579

TOTAL INVESTMENT SECURITIES (Cost $13,506,857)—99.9%		13,506,579
Net other assets (liabilities)—0.1%		12,779

NET ASSETS—100.0%		$13,519,358

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring March 2006 (Underlying face amount at value $437,563)	4	$(537)

Swap Agreements
	Units
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note expiring 12/31/2005 (Underlying notional amount at value $13,127,822)	(13,020,000)	23,337

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (1.7%)
	Principal Amount	Value
Federal Farm Credit Bank*, 3.15%, 1/3/06	$2,234,000	$2,233,609
Federal Home Loan Bank*, 3.15%, 1/3/06	2,234,000	2,233,609
Federal National Mortgage Association*, 3.15%, 1/3/06	2,234,000	2,233,609

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,700,827)		6,700,827

Repurchase Agreements (99.5%)
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $402,493,636 (Collateralized by $401,015,000 various Federal Home Loan Mortgage Corp. Securities, 3.50%-5.50%, 7/15/06-10/19/07, market value $410,373,010)	402,326,000	402,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $402,326,000)		402,326,000

Options Purchased (NM)
	Contracts
30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	900	10,422

TOTAL OPTIONS PURCHASED (Cost $15,413)		10,422

TOTAL INVESTMENT SECURITIES (Cost $409,042,240)—101.2%		409,037,249
Net other assets (liabilities)—(1.2)%		(4,866,844)

NET ASSETS—100.0%		$404,170,405

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount at value $502,986,561)	(447,721,000)	$796,192

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (102.6%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $61,146,467 (Collateralized by $63,013,000 various U.S. Government Agency Obligations, 3.5%-4.375%, 10/15/06-10/19/07, market value $62,344,051)	$61,121,000	$61,121,000

TOTAL REPURCHASE AGREEMENTS (Cost $61,121,000)		61,121,000

TOTAL INVESTMENT SECURITIES (Cost $61,121,000)—102.6%		61,121,000
Net other assets (liabilities)—(2.6)%		(1,530,689)

NET ASSETS—100.0%		$59,590,311

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At December 31, 2005 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	1/27/06	4,139,598	$7,257,048	$7,119,548	$137,500
Canadian Dollar vs. U.S. Dollar	1/27/06	7,404,386	6,310,702	6,376,342	(65,640)
Euro vs. U.S. Dollar	1/27/06	29,588,900	35,115,439	35,077,771	37,668
Japanese Yen vs. U.S. Dollar	1/27/06	918,704,010	7,870,583	7,818,009	52,574
Swedish Krona vs. U.S. Dollar	1/27/06	19,948,783	2,510,798	2,518,140	(7,342)
Swiss Franc vs. U.S. Dollar	1/27/06	2,844,977	2,176,643	2,172,039	4,604

Total Short Contracts			$61,241,213	$61,081,849	$159,364

Long
British Sterling Pound vs. U.S. Dollar	1/27/06	183,049	$315,350	$314,819	$(531)
Canadian Dollar vs. U.S. Dollar	1/27/06	280,975	241,150	241,963	813
Euro vs. U.S. Dollar	1/27/06	1,287,739	1,526,400	1,526,621	221
Japanese Yen vs. U.S. Dollar	1/27/06	42,318,057	360,400	360,119	(281)
Swedish Krona vs. U.S. Dollar	1/27/06	883,554	111,300	111,531	231
Swiss Franc vs. U.S. Dollar	1/27/06	125,171	95,400	95,564	164

Total Long Contracts			$2,650,000	$2,650,617	$617

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund	Schedule of Portfolio Investments December 31, 2005

Repurchase Agreements (98.7%)
	Principal Amount	Value
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $19,993,327 (Collateralized by $20,297,000 various U.S. Government Agency Obligations, 4.58%-4.875%, 3/15/07-2/11/10, market value $20,386,376)	$19,985,000	$19,985,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,985,000)		19,985,000

TOTAL INVESTMENT SECURITIES (Cost $19,985,000)—98.7%		19,985,000
Net other assets (liabilities)—1.3%		267,370

NET ASSETS—100.0%		$20,252,370

*	All or a portion of this security is held in a segregated account for the benefit of foreign currency contract counterparties in the event of default.

At December 31, 2005 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	1/27/06	273,194	$476,000	$469,857	$6,143
Canadian Dollar vs. U.S. Dollar	1/27/06	426,391	364,000	367,190	(3,190)
Euro vs. U.S. Dollar	1/27/06	1,942,107	2,304,000	2,302,376	1,624
Japanese Yen vs. U.S. Dollar	1/27/06	63,568,811	544,000	540,959	3,041
Swedish Krona vs. U.S. Dollar	1/27/06	1,335,392	168,000	168,567	(567)
Swiss Franc vs. U.S. Dollar	1/27/06	188,425	144,000	143,856	144

Total Short Contracts			$4,000,000	$3,992,805	$7,195

Long
British Sterling Pound vs. U.S. Dollar	1/27/06	1,638,394	$2,872,260	$2,817,816	$(54,444)
Canadian Dollar vs. U.S. Dollar	1/27/06	2,790,598	2,378,378	2,403,144	24,766
Euro vs. U.S. Dollar	1/27/06	11,430,353	13,565,074	13,550,734	(14,340)
Japanese Yen vs. U.S. Dollar	1/27/06	376,063,475	3,221,735	3,200,234	(21,501)
Swedish Krona vs. U.S. Dollar	1/27/06	7,710,049	970,383	973,242	2,859
Swiss Franc vs. U.S. Dollar	1/27/06	1,103,332	844,120	842,355	(1,765)

Total Long Contracts			$23,851,950	$23,787,525	$(64,425)

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Securities, at cost	$89,844,863	$87,063,143	$111,897,228	$47,679,574

Securities, at value	102,094,453	98,164,896	113,285,290	59,599,304
Repurchase agreements, at cost	5,085,000	22,621,000	43,445,000	911,000

Total Investments	107,179,453	120,785,896	156,730,290	60,510,304
Cash	26,900	90,055	30,151	5,097
Segregated cash balances with brokers for futures contracts	312,163	996,873	1,397,362	89,975
Dividends and interest receivable	147,541	60,870	106,083	41,966
Receivable for investments sold	20,382,358	4,179,825	92,181	12,280,691
Receivable for capital shares issued	8,996,656	1,833,776	527,411	627,190
Prepaid expenses	16,788	15,682	16,803	8,747

Total Assets	137,061,859	127,962,977	158,900,281	73,563,970

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	111,427	265,339	—	—
Payable for capital shares redeemed	29,289,602	9,655,648	1,584,900	13,248,880
Unrealized depreciation on swap agreements	—	—	186,014	—
Variation margin on futures contracts	31,450	126,559	261,321	6,573
Advisory fees payable	75,692	69,001	102,462	56,242
Management services fees payable	15,138	13,800	20,492	12,052
Administration fees payable	3,766	3,371	4,997	2,834
Distribution and service fees payable—Service Class	19,053	8,760	17,727	12,470
Trustee fees payable	283	258	383	226
Transfer agency fees payable	13,890	7,259	8,671	9,741
Fund accounting fees payable	4,142	3,744	5,642	3,136
Compliance services fees payable	1,475	1,344	1,992	1,174
Services fees payable	948	864	1,280	754
Other accrued expenses	72,754	81,408	107,485	58,298

Total Liabilities	29,639,620	10,237,355	2,303,366	13,412,380

Net Assets	$107,422,239	$117,725,622	$156,596,915	$60,151,590

Net Assets consist of:
Capital	$136,646,112	$109,073,021	$154,229,841	$58,056,006
Accumulated net investment income (loss)	7,998	(63,065)	302,587	(91,012)
Accumulated net realized gains (losses) on investments	(41,425,674)	(2,231,543)	1,487,349	(9,720,370)
Net unrealized appreciation (depreciation) on investments	12,193,803	10,947,209	577,138	11,906,966

Net Assets	$107,422,239	$117,725,622	$156,596,915	$60,151,590

Investor Class:
Net Assets	$84,742,639	$108,143,368	$137,015,735	$47,767,375
Shares of Beneficial Interest Outstanding	1,504,331	2,622,460	3,512,864	761,900
Net Asset Value (offering and redemption price per share)	$56.33	$41.24	$39.00	$62.70

Service Class:
Net Assets	$22,679,600	$9,582,254	$19,581,180	$12,384,215
Shares of Beneficial Interest Outstanding	431,749	240,918	525,643	207,868
Net Asset Value (offering and redemption price per share)	$52.53	$39.77	$37.25	$59.58

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$32,790,324	$20,174,982	$31,900,685	$47,953,279	$23,511,516	$24,133,777

37,400,889	21,448,009	37,173,442	52,742,314	26,263,318	30,188,680
—	95,000	—	232,000	214,000	—

37,400,889	21,543,009	37,173,442	52,974,314	26,477,318	30,188,680
—	62,549	—	1,277	1,741	139
6,859	6,859	5,671	5,671	5,872	5,872
62,206	45,306	37,339	30,620	28,081	41,905
—	564,585	1,475,756	3,024,215	4,405,531	2,970,808
—	40,907	25,559	1,834,474	35,442	1,191,089
11,461	11,863	13,153	18,434	12,287	13,104

37,481,415	22,275,078	38,730,920	57,889,005	30,966,272	34,411,597

224,168	—	229,846	—	—	—
—	—	—	—	34,910	38,447
61,640	797,373	1,123,435	4,987,618	4,399,339	3,945,345
—	—	—	—	—	—
875	875	800	800	1,200	1,200
29,770	22,152	26,480	63,176	18,386	29,349
5,954	4,430	5,296	12,635	3,677	5,870
1,450	1,025	2,043	2,132	1,010	1,578
3,480	8,559	5,705	12,773	7,410	7,612
112	83	98	179	69	110
6,863	5,489	4,450	9,717	3,228	5,961
1,716	1,295	1,503	2,576	1,186	1,695
580	432	511	932	358	572
373	277	329	599	230	367
45,954	19,442	105,201	42,107	41,884	63,919

382,935	861,432	1,505,697	5,135,244	4,512,887	4,102,025

$37,098,480	$21,413,646	$37,225,223	$52,753,761	$26,453,385	$30,309,572

$38,566,918	$22,112,996	$33,714,292	$50,806,061	$27,899,554	$26,974,034
(14,273)	1,467	(85,456)	(98,223)	(73,763)	(79,083)
(6,063,468)	(1,972,582)	(1,675,213)	(2,741,955)	(4,121,071)	(2,637,145)
4,609,303	1,271,765	5,271,600	4,787,878	2,748,665	6,051,766

$37,098,480	$21,413,646	$37,225,223	$52,753,761	$26,453,385	$30,309,572

$33,121,495	$12,974,677	$32,203,884	$37,804,079	$15,111,501	$20,799,220
727,744	339,316	785,829	1,008,911	365,598	533,798
$45.51	$38.24	$40.98	$37.47	$41.33	$38.96

$3,976,985	$8,438,969	$5,021,339	$14,949,682	$11,341,884	$9,510,352
89,447	227,215	127,684	416,525	286,601	253,694
$44.46	$37.14	$39.33	$35.89	$39.57	$37.49

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$49,866,072	$101,530,376	$88,445,717	$125,352,070

Securities, at value	52,245,039	138,870,311	109,908,940	128,569,824
Repurchase agreements, at cost	340,000	19,386,000	20,750,000	21,464,000

Total Investments	52,585,039	158,256,311	130,658,940	150,033,824
Cash	2,864	626,310	489,382	356,956
Segregated cash balances with brokers for futures contracts	18,363	6,214,834	5,431,668	4,324,189
Segregated foreign currency balances with brokers for futures contracts (cost $6,237,387)	—	—	—	—
Dividends and interest receivable	21,321	229,753	117,088	150,351
Receivable for investments sold	756,998	4,084,599	10,739,143	20,222,918
Receivable for capital shares issued	1,526,527	7,593,070	957,916	7,641,823
Unrealized appreciation on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	6,026	21,786	22,224	13,061

Total Assets	54,917,138	177,026,663	148,416,361	182,743,122

Liabilities:
Cash overdraft	—	—	—	—
Payable to broker for futures contracts	—	—	—	—
Payable for investments purchased	—	129,998	312,792	—
Payable for capital shares redeemed	2,329,108	13,638,596	16,078,452	17,176,594
Unrealized depreciation on swap agreements	—	556,210	179,661	1,186,644
Variation margin on futures contracts	2,188	742,572	689,599	809,536
Advisory fees payable	18,602	114,333	131,685	126,773
Management services fees payable	3,720	22,867	26,337	25,355
Administration fees payable	1,008	5,899	5,226	6,536
Distribution and service fees payable—Service Class	2,072	18,041	12,576	15,832
Trustee fees payable	69	429	398	475
Transfer agency fees payable	3,482	16,243	14,847	20,544
Fund accounting fees payable	969	6,121	5,644	6,897
Compliance services fees payable	363	2,228	2,067	2,470
Services fees payable	233	1,432	1,328	1,587
Other accrued expenses	18,303	147,087	130,775	145,456

Total Liabilities	2,380,117	15,402,056	17,591,387	19,524,699

Net Assets	$52,537,021	$161,624,607	$130,824,974	$163,218,423

Net Assets consist of:
Capital	$54,347,499	$251,924,231	$139,689,491	$164,500,459
Accumulated net investment income (loss)	758	142,673	(17,818)	86,715
Accumulated net realized gains (losses) on investments	(4,184,929)	(126,119,158)	(29,327,914)	(1,561,645)
Net unrealized appreciation (depreciation) on investments	2,373,693	35,676,861	20,481,215	192,894

Net Assets	$52,537,021	$161,624,607	$130,824,974	$163,218,423

Investor Class:
Net Assets	$49,582,709	$136,495,159	$122,419,173	$147,563,802
Shares of Beneficial Interest Outstanding	3,099,082	2,383,825	2,803,642	5,819,433
Net Asset Value (offering and redemption price per share)	$16.00	$57.26	$43.66	$25.36

Service Class:
Net Assets	$2,954,312	$25,129,448	$8,405,801	$15,654,621
Shares of Beneficial Interest Outstanding	181,036	469,735	203,730	650,930
Net Asset Value (offering and redemption price per share)	$16.32	$53.50	$41.26	$24.05

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short OTC ProFund

$23,562,034	$236,128,099	$281,726,200	$1,700	$2,950	$1,900

28,083,305	369,515,682	299,498,750	400	1,900	320
4,111,000	33,730,000	141,888,000	30,918,000	16,179,000	30,615,000

32,194,305	403,245,682	441,386,750	30,918,400	16,180,900	30,615,320
272,536	461,072	2,756,705	—	—	—
1,273,008	8,553,557	—	916,260	296,158	2,696,299
—	—	6,209,792	—	—	—
42,885	178,881	29,560	6,441	3,371	6,378
—	—	—	—	—	—
3,135,763	14,439,592	17,143,161	3,805,236	2,376,655	5,152,002
—	—	—	139,988	80,525	113,490
—	—	—	79,292	58,516	175,719
8,788	23,372	6,201	30,693	7,366	8,559

36,927,285	426,902,156	467,532,169	35,896,310	19,003,491	38,767,767

—	—	—	67,883	13,170	140,823
—	—	9,070,602	—	—	—
3,050,766	—	—	—	—	—
1,299,082	16,067,378	6,471,527	2,355,176	273,720	2,854,916
1,852	5,162,973	—	—	—	—
258,019	624,329	3,739,401	—	—	—
22,199	292,372	343,172	19,016	8,317	14,728
4,440	58,475	57,196	3,803	1,663	2,946
1,134	15,087	12,067	1,095	607	808
6,362	30,939	27,539	1,935	429	1,950
83	1,097	1,056	72	31	55
3,766	46,067	43,077	2,698	1,085	2,453
1,152	15,007	14,480	973	426	755
432	5,693	5,512	371	162	287
278	3,657	3,541	238	104	185
32,480	336,743	181,254	41,515	32,479	19,507

4,682,045	22,659,817	19,970,424	2,494,775	332,193	3,039,413

$32,245,240	$404,242,339	$447,561,745	$33,401,535	$18,671,298	$35,728,354

$30,958,083	$2,056,114,657	$357,287,968	$61,584,148	$63,179,490	$63,245,114
1,938	—	(1,252,032)	—	(7,792)	33,028
(3,027,813)	(1,778,145,824)	60,579,797	(28,448,105)	(44,651,185)	(28,195,689)
4,313,032	126,273,506	30,946,012	265,492	150,785	645,901

$32,245,240	$404,242,339	$447,561,745	$33,401,535	$18,671,298	$35,728,354

$25,746,950	$370,835,220	$416,149,974	$30,001,580	$18,384,385	$31,721,894
812,891	15,173,155	6,437,528	1,005,224	964,930	1,697,515
$31.67	$24.44	$64.64	$29.85	$19.05	$18.69

$6,498,290	$33,407,119	$31,411,771	$3,399,955	$286,913	$4,006,460
209,573	1,459,954	506,176	117,760	15,023	219,302
$31.01	$22.88	$62.06	$28.87	$19.10	$18.27

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statements of Assets and Liabilities, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund
Assets:
Securities, at cost	$10,201	$1,033	$5,900	$5,400

Securities, at value	2,400	718	3,800	3,348
Repurchase agreements, at cost	87,188,000	9,101,000	119,756,000	16,048,000

Total Investment Securities	87,190,400	9,101,718	119,759,800	16,051,348
Cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	9,141,149	239,100	1,476,243	789,275
Segregated cash balances with custodian for swap agreements	—	—	—	—
Dividends and interest receivable	46,358	1,896	24,949	3,343
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	4,799,398	4,422,141	15,122,562	1,401,810
Unrealized appreciation on swap agreements	432,135	36,067	1,965,736	106,789
Variation margin on futures contracts	807,374	29,581	266,021	105,835
Receivable from Advisor	—	—	—	—
Prepaid expenses	16,615	15,162	39,424	10,436

Total Assets	102,433,429	13,845,665	138,654,735	18,468,836

Liabilities:
Cash overdraft	695,181	9,454	83,220	116,300
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	4,596,551	247,458	3,284,577	714,153
Unrealized depreciation on swap agreements	—	—	—	—
Advisory fees payable	64,158	6,982	56,786	9,252
Management services fees payable	12,832	1,396	11,357	1,850
Administration fees payable	3,646	321	3,420	519
Distribution and services fees payable—Service Class	5,750	1,258	1,871	1,001
Trustee fees payable	242	22	214	35
Transfer agency fees payable	9,135	1,024	8,877	1,900
Fund accounting fees payable	3,284	305	2,907	474
Compliance services fees payable	1,250	116	1,107	180
Services fees payable	803	75	711	116
Other accrued expenses	108,991	9,768	119,056	13,103

Total Liabilities	5,501,823	278,179	3,574,103	858,883

Net Assets	$96,931,606	$13,567,486	$135,080,632	$17,609,953

Net Assets consist of:
Capital	$239,840,538	$20,768,007	$216,103,157	$20,886,632
Accumulated net investment income (loss)	—	(19,170)	(160,208)	(17,222)
Accumulated net realized gains (losses) on investments	(144,672,480)	(7,252,989)	(83,252,613)	(3,485,772)
Net unrealized appreciation (depreciation) on investments	1,763,548	71,638	2,390,296	226,315

Net Assets	$96,931,606	$13,567,486	$135,080,632	$17,609,953

Investor Class:
Net Assets	$90,196,503	$11,935,901	$131,805,472	$16,497,798
Shares of Beneficial Interest Outstanding	5,126,374	687,914	6,822,586	658,745
Net Asset Value (offering and redemption price per share)	$17.59	$17.35	$19.32	$25.04

Service Class:
Net Assets	$6,735,103	$1,631,585	$3,275,160	$1,112,155
Shares of Beneficial Interest Outstanding	382,377	95,280	169,017	44,709
Net Asset Value (offering and redemption price per share)	$17.61	$17.12	$19.38	$24.88

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund

$11,400	$4,915,413	$32,581,055	$31,523,113	$1,068,069	$268,636

1,920	5,383,188	34,762,594	40,027,809	1,175,284	300,996
170,024,000	2,133,000	12,660,000	12,466,000	462,000	91,000

170,025,920	7,516,188	47,422,594	52,493,809	1,637,284	391,996
—	341	429	278	154	229
10,874,813	—	—	—	—	—
—	—	—	—	—	—
35,422	7,542	58,155	2,597	4,134	778
—	750,961	1,868,452	—	251,890	—
11,932,088	319,213	300,441	7,422,468	16,900	42,723
3,723,539	—	—	—	—	—
712,014	—	—	—	—	—
—	—	—	—	924	11,231
10,890	11,848	8,499	11,418	11,266	10,964

197,314,686	8,606,093	49,658,570	59,930,570	1,922,552	457,921

553,654	—	—	—	—	—
—	—	—	4,845,592	—	—
8,901,730	1,246,333	2,915,130	993,566	330,996	43,876
—	118,700	386,697	716,348	20,203	7,244
106,718	6,561	40,714	36,753	—	—
21,344	1,312	8,143	7,351	—	—
6,024	247	1,367	1,656	78	31
5,563	1,218	2,128	5,554	110	71
401	21	118	123	4	2
15,585	847	6,331	4,485	1,299	358
5,468	335	1,662	1,696	142	147
2,081	108	617	636	23	12
1,337	70	397	409	15	7
161,406	9,251	17,581	44,286	6,580	6,977

9,781,311	1,385,003	3,380,885	6,658,455	359,450	58,725

$187,533,375	$7,221,090	$46,277,685	$53,272,115	$1,563,102	$399,196

$504,417,798	$6,863,297	$51,575,473	$59,957,362	$1,859,512	570,780
—	14,559	64,923	(60,585)	884	418
(322,804,648)	(5,841)	(7,157,553)	(14,413,010)	(384,306)	(197,118)
5,920,225	349,075	1,794,842	7,788,348	87,012	25,116

$187,533,375	$7,221,090	$46,277,685	$53,272,115	$1,563,102	$399,196

$180,686,532	$6,175,526	$45,055,845	$46,266,078	$1,484,298	$356,924
11,812,967	161,084	1,167,820	786,193	45,048	11,513
$15.30	$38.34	$38.58	$58.85	$32.95	$31.00

$6,846,843	$1,045,564	$1,221,840	$7,006,037	$78,804	$42,272
430,410	26,697	32,339	125,471	2,413	1,388
$15.91	$39.16	$37.78	$55.84	$32.66	$30.46

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statements of Assets and Liabilities, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
Assets:
Securities, at cost	$38,611,842	$12,841,168	$1,703,787	$32,174,661

Securities, at value	40,817,305	14,473,155	1,763,879	44,906,489
Repurchase agreements, at amortized cost	14,467,000	6,010,000	591,000	17,373,000

Total Investment Securities	55,284,305	20,483,155	2,354,879	62,279,489
Cash	476	718	919	778
Dividends and interest receivable	60,630	7,533	2,634	3,619
Receivable for investments sold	621,438	2,512,135	—	3,132,808
Receivable for capital shares issued	179,523	620,101	36,673	317,362
Unrealized appreciation on swap agreements	—	—	—	—
Receivable from Advisor	—	—	6,044	—
Prepaid and other expenses	8,768	11,360	10,745	12,559

Total Assets	56,155,140	23,635,002	2,411,894	65,746,615

Liabilities:
Payable for investments purchased	—	12,917	—	—
Payable for capital shares redeemed	1,059,993	3,971,846	38,364	4,264,011
Unrealized depreciation on swap agreements	701,586	298,799	19,810	1,599,399
Advisory fees payable	62,072	10,261	—	53,268
Management services fees payable	12,414	2,052	—	10,653
Administration fees payable	1,736	533	42	2,426
Distribution and service fees payable—Service Class	4,983	3,078	63	6,012
Trustee fees payable	157	33	3	200
Transfer agency fees payable	7,191	4,185	1,387	8,047
Fund accounting fees payable	2,253	539	152	2,749
Compliance services fees payable	815	171	15	1,038
Services fees payable	524	110	10	667
Other accrued expenses	32,002	15,224	4,630	47,164

Total Liabilities	1,885,726	4,319,748	64,476	5,995,634

Net Assets	$54,269,414	$19,315,254	$2,347,418	$59,750,981

Net Assets consist of:
Capital	$61,947,593	$26,218,590	$6,190,687	$57,844,113
Accumulated net investment income (loss)	34,955	(973)	882	(104,602)
Accumulated net realized gains (losses) on investments	(9,217,011)	(8,235,551)	(3,884,433)	(9,120,959)
Net unrealized appreciation (depreciation) on investments	1,503,877	1,333,188	40,282	11,132,429

Net Assets	$54,269,414	$19,315,254	$2,347,418	$59,750,981

Investor Class:
Net Assets	$49,963,537	$11,504,440	$2,248,682	$55,132,970
Shares of Beneficial Interest Outstanding	1,833,097	753,952	61,694	628,077
Net Asset Value (offering and redemption price per share)	$27.26	$15.26	$36.45	$87.78

Service Class:
Net Assets	$4,305,877	$7,810,814	$98,736	$4,618,011
Shares of Beneficial Interest Outstanding	165,833	538,736	2,763	56,138
Net Asset Value (offering and redemption price per share)	$25.97	$14.50	$35.74	$82.26

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$15,530,637	$67,410,249	$10,805,990	$—	$4,657,879	$17,801,957

17,462,782	96,952,626	12,000,323	—	7,997,619	24,523,313
6,997,000	35,150,000	5,389,000	134,688,000	2,894,000	11,486,000

24,459,782	132,102,626	17,389,323	134,688,000	10,891,619	36,009,313
338	919	400	882	996	91
29,226	60,528	10,193	28,060	61,498	3,500
3,391,409	1,382,284	3,153,367	—	177,672	7,016,218
152,338	894,796	180,461	3,366,426	237,022	755,483
—	—	—	4,363,491	—	—
—	—	—	—	—	—
9,836	23,654	8,274	15,233	26,164	7,063

28,042,929	134,464,807	20,742,018	142,462,092	11,394,971	43,791,668

—	—	—	—	—	—
4,338,755	2,899,460	4,397,162	1,845,139	372,856	10,127,403
354,786	2,141,013	313,337	—	152,050	1,049,870
17,910	99,559	18,598	80,965	12,144	47,371
3,582	19,912	3,719	16,193	2,429	9,474
1,053	5,361	522	4,098	724	1,635
2,758	16,965	1,451	18,843	4,520	6,709
67	374	39	305	46	127
2,374	12,555	1,538	13,376	2,170	7,859
919	5,146	548	4,160	666	1,779
348	1,941	203	1,584	237	662
224	1,247	130	1,017	152	425
32,482	148,288	12,215	89,061	21,270	33,953

4,755,258	5,351,821	4,749,462	2,074,741	569,264	11,287,267

$23,287,671	$129,112,986	$15,992,556	$140,387,351	$10,825,707	$32,504,401

$22,589,884	$106,160,083	$25,446,415	$110,942,134	$19,973,203	$55,697,563
(20,103)	176,975	76,144	502,530	(737,722)	(26,768)
(859,469)	(4,625,436)	(10,410,999)	24,579,196	(11,597,464)	(28,837,880)
1,577,359	27,401,364	880,996	4,363,491	3,187,690	5,671,486

$23,287,671	$129,112,986	$15,992,556	$140,387,351	$10,825,707	$32,504,401

$20,352,379	$115,213,569	$14,175,104	$112,977,580	$8,796,660	$30,313,061
1,038,686	3,519,184	1,570,715	2,724,030	229,769	1,457,230
$19.59	$32.74	$9.02	$41.47	$38.28	$20.80

$2,935,292	$13,899,417	$1,817,452	$27,409,771	$2,029,047	$2,191,340
159,649	448,285	210,418	683,480	51,944	111,434
$18.39	$31.01	$8.64	$40.10	$39.06	$19.66

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statements of Assets and Liabilities, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund
Assets:
Securities, at cost	$12,330,418	$1,779,048	$25,570,668	$—

Securities, at value	13,858,843	2,017,410	30,533,138	—
Repurchase agreements, at cost	5,213,000	856,000	11,055,000	7,040,000

Total Investment Securities	19,071,843	2,873,410	41,588,138	7,040,000
Cash	328	204	97	—
Segregated cash balances with brokers for futures contracts	—	—	—	—
Dividends and interest receivable	6,003	1,620	74,227	1,467
Receivable for investments sold	788,578	585,457	1,849,897	—
Receivable for capital shares issued	117,817	244,447	48,819	1,698,130
Unrealized appreciation on currency contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	101,904
Variation margin on futures contracts	—	—	—	—
Receivable from Advisor	—	—	—	—
Prepaid expenses	7,927	7,088	18,275	22,635

Total Assets	19,992,496	3,712,226	43,579,453	8,864,136

Liabilities:
Cash overdraft	—	—	—	166
Dividends payable	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,096,187	1,256,721	2,375,799	1,005,072
Unrealized depreciation on currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	375,110	29,208	413,437	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	23,594	1,854	37,280	3,435
Management services fees payable	4,719	371	7,456	687
Administration fees payable	742	125	1,653	135
Distribution and services fees payable—Service Class	1,349	1,213	8,773	1,083
Trustee fees payable	59	10	113	13
Transfer agency fees payable	3,122	1,303	5,253	957
Fund accounting fees payable	895	147	1,578	88
Compliance services fees payable	307	51	586	67
Services fees payable	197	33	377	43
Other accrued expenses	17,089	3,454	38,376	14,122

Total Liabilities	1,523,370	1,294,490	2,890,681	1,025,868

Net Assets	$18,469,126	$2,417,736	$40,688,772	$7,838,268

Net Assets consist of:
Capital	$27,795,577	$7,363,220	$37,772,291	$9,469,952
Accumulated net investment income (loss)	(14,689)	(76,745)	124,784	(18,351)
Accumulated net realized gains (losses) on investments	(10,465,077)	(5,077,893)	(1,757,336)	(1,715,237)
Net unrealized appreciation (depreciation) on investments	1,153,315	209,154	4,549,033	101,904

Net Assets	$18,469,126	$2,417,736	$40,688,772	$7,838,268

Investor Class:
Net Assets	$17,955,082	$2,130,936	$31,795,082	$6,457,834
Shares of Beneficial Interest Outstanding	675,421	118,568	1,601,263	225,030
Net Asset Value (offering and redemption price per share)	$26.58	$17.97	$19.86	$28.70

Service Class:
Net Assets	$514,044	$286,800	$8,893,690	$1,380,434
Shares of Beneficial Interest Outstanding	20,050	16,668	466,743	48,086
Net Asset Value (offering and redemption price per share)	$25.64	$17.21	$19.05	$28.71

See accompanying notes to the financial statements.

Short Real Estate ProFund	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$—	$63,654,513	$857	$6,716,240	$—	$—

—	63,833,719	579	6,711,249	—	—
58,339,000	27,507,000	13,506,000	402,326,000	61,121,000	19,985,000

58,339,000	91,340,719	13,506,579	409,037,249	61,121,000	19,985,000
68	5,438	—	1,289	434	471
—	12,084	3,910	1,728	—	—
12,154	862,894	2,814	83,818	12,734	4,164
—	—	—	—	—	—
3,620,388	5,467,293	12,066	1,032,667	31,170	619,060
—	—	—	—	159,981	—
858,283	—	23,337	796,192	—	—
—	—	1,028	—	—	—
—	—	—	—	—	6,584
24,038	25,245	11,923	26,778	6,766	6,282

62,853,931	97,713,673	13,561,657	410,979,721	61,332,085	20,621,561

—	—	37	—	—	—
—	5,424	—	—	—	—
—	16,407,938	—	—	—	—
732,036	1,727,505	9,935	5,850,001	1,612,107	287,739
—	—	—	—	—	57,230
—	81,016	—	—	—	—
—	4,485	—	—	—	—
35,553	27,419	9,471	290,187	49,040	—
7,111	8,225	1,894	58,037	9,808	—
955	2,055	533	16,297	2,393	620
4,165	11,897	1,423	33,452	1,356	3,104
134	154	36	1,091	184	44
2,705	7,302	1,621	34,744	9,137	1,784
910	2,107	485	14,839	2,510	602
693	802	185	5,649	955	229
445	515	119	3,629	614	147
38,266	36,950	16,560	501,390	53,670	17,692

822,973	18,323,794	42,299	6,809,316	1,741,774	369,191

$62,030,958	$79,389,879	$13,519,358	$404,170,405	$59,590,311	$20,252,370

$65,990,718	$79,337,204	$13,543,944	$549,920,014	$59,346,908	$22,125,318
8,098	(57,441)	(27,616)	1,306,363	5,315	3,601
(4,826,141)	11,926	(19,492)	(147,847,173)	78,107	(1,819,319)
858,283	98,190	22,522	791,201	159,981	(57,230)

$62,030,958	$79,389,879	$13,519,358	$404,170,405	$59,590,311	$20,252,370

$56,928,798	$60,809,650	$12,314,050	$369,834,956	$59,147,228	$16,645,458
1,896,480	1,811,709	414,134	19,340,496	1,806,839	611,689
$30.02	$33.56	$29.73	$19.12	$32.74	$27.21

$5,102,160	$18,580,229	$1,205,308	$34,335,449	$443,083	$3,606,912
169,908	555,958	40,485	1,830,945	13,546	132,861
$30.03	$33.42	$29.77	$18.75	$32.71	$27.15

See accompanying notes to the financial statements.

PROFUNDS

December 31, 2005

Statement of Assets and Liabilities, continued

	Money Market ProFund
Assets:
Securities, at cost	$628,224,851	(a)

Securities, at value	628,224,851	(a)
Prepaid expenses	142,748

Total Assets	628,367,599

Liabilities:
Dividends payable	1,408,143
Management services fees payable	173,631
Administration fees payable	16,716
Distribution and services fees payable—Service Class	78,522
Trustee fees payable	1,400
Transfer agency fees payable	105,171
Fund accounting fees payable	10,000
Compliance services fees payable	7,253
Services fees payable	4,660
Other accrued expenses	122,131

Total Liabilities	1,927,627

Net Assets	$626,439,972

Net Assets consist of:
Capital	$626,410,487
Accumulated net investment income (loss)	22,155
Accumulated net realized gains (losses) on investments	7,330

Net Assets	$626,439,972

Investor Class:
Net Assets	$515,281,732
Shares of Beneficial Interest Outstanding	515,258,447
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$111,158,240
Shares of Beneficial Interest Outstanding	111,150,191
Net Asset Value (offering and redemption price per share)	$1.00

(a)	Investment in Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

For the year ended December 31, 2005

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$1,634,153	$1,058,982	$652,548	$273,484
Interest	282,326	576,994	1,250,544	89,193

Total Investment Income	1,916,479	1,635,976	1,903,092	362,677

Expenses:
Advisory fees	722,580	689,868	726,370	397,549
Management services fees	144,517	137,974	145,274	85,189
Administration fees	31,058	29,781	30,783	18,173
Distribution and service fees—Service Class	189,433	125,220	137,877	91,806
Transfer agency fees	114,913	76,701	80,538	68,299
Administrative service fees	171,602	219,197	103,384	99,919
Registration and filing fees	36,850	38,740	42,100	37,638
Custody fees	47,569	38,724	53,645	21,029
Fund accounting fees	48,185	45,147	52,970	26,514
Trustee fees	1,315	1,422	1,448	824
Compliance services fees	2,550	2,483	3,319	1,694
Services fees	11,115	10,620	11,534	6,420
Other fees	62,913	60,777	71,810	32,058
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Expenses	1,584,600	1,476,654	1,461,052	887,112

Net Investment Income (Loss)	331,879	159,322	442,040	(524,435)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,570,511	6,530,199	3,444,474	2,952,691
Net realized gains (losses) on futures contracts	(469,055)	542,341	1,113,548	49,891
Net realized gains (losses) on swap agreements	—	—	3,248,371	—
Change in net unrealized appreciation/depreciation on investments	(5,701,001)	(7,717,382)	(12,655,808)	(7,898,842)

Net Realized and Unrealized Gains (Losses) on Investments	(1,599,545)	(644,842)	(4,849,415)	(4,896,260)

Change in Net Assets Resulting from Operations	$(1,267,666)	$(485,520)	$(4,407,375)	$(5,420,695)

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$772,316	$313,172	$1,537,841	$314,947	$452,649	$354,823
2,945	3,744	7,011	5,515	5,051	5,973

775,261	316,916	1,544,852	320,462	457,700	360,796

262,238	157,557	686,002	274,500	292,956	357,870
52,448	31,512	137,201	54,900	58,592	71,574
11,271	6,765	29,503	11,697	12,678	15,429
82,422	99,132	107,613	174,366	185,701	107,605
57,401	36,339	93,228	58,595	60,690	57,845
29,966	9,330	185,115	26,936	42,707	76,290
29,075	26,167	40,300	30,702	31,688	29,286
39,746	24,631	41,193	27,459	56,017	36,340
18,593	10,821	44,156	18,033	20,893	23,754
474	283	979	492	744	795
952	665	1,893	1,275	739	1,115
4,040	2,376	10,641	4,142	4,501	5,570
43,431	19,821	97,728	34,842	37,129	62,850
—	—	—	38,450	—	—

632,057	425,399	1,475,552	756,389	805,035	846,323

143,204	(108,483)	69,300	(435,927)	(347,335)	(485,527)

3,006,866	(922,299)	12,732,457	191,216	12,696,294	4,679,650
4,974	4,965	17,625	17,625	9,811	9,798
—	—	—	—	—	—
(2,712,511)	(103,309)	(5,608,061)	1,866,852	(22,362,972)	(10,117,426)

299,329	(1,020,643)	7,142,021	2,075,693	(9,656,867)	(5,427,978)

$442,533	$(1,129,126)	$7,211,321	$1,639,766	$(10,004,202)	$(5,913,505)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2005

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$413,090	$2,566,051	$1,186,025	$1,074,904
Interest	30,032	468,398	725,538	2,456,671
Foreign tax withholding	(30,698)	—	—	—

Total Investment Income	412,424	3,034,449	1,911,563	3,531,575

Expenses:
Advisory fees	163,528	1,229,004	867,598	1,319,583
Management services fees	32,706	245,802	173,521	263,918
Administration fees	7,032	52,975	37,062	56,648
Distribution and service fees—Service Class	45,845	156,725	115,576	127,145
Transfer agency fees	34,844	180,281	113,203	211,696
Administrative service fees	19,597	312,856	244,414	295,243
Registration and filing fees	34,434	39,984	49,721	47,624
Custody fees	8,174	87,647	52,390	72,082
Fund accounting fees	10,707	80,147	56,049	87,353
Trustee fees	347	1,957	1,333	2,274
Compliance services fees	724	3,990	3,362	4,333
Services fees	2,598	18,975	13,200	20,289
Other fees	13,988	103,808	70,325	100,564
Recoupment of prior expenses reimbursed by the Advisor	—	—	45,766	—

Total Expenses	374,524	2,514,151	1,843,520	2,608,752

Net Investment Income (Loss)	37,900	520,298	68,043	922,823

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(497,709)	(56,476,243)	32,581	(4,763,725)
Net realized gains (losses) on futures contracts	139,186	62,572,938	7,707,268	6,653,257
Net realized gains (losses) on swap agreements	—	2,529,286	4,485,359	(3,363,539)
Change in net unrealized appreciation/depreciation on investments	(2,959,708)	(6,878,934)	4,834,208	(23,171,874)

Net Realized and Unrealized Gains (Losses) on Investments	(3,318,231)	1,747,047	17,059,416	(24,645,881)

Change in Net Assets Resulting from Operations	$(3,280,331)	$2,267,345	$17,127,459	$(23,723,058)

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraJapan ProFund	Bear ProFund	Short Small- Cap ProFund	Short OTC ProFund

$551,210	$1,898,007	$—	$—	$—	$—
204,729	1,808,608	1,357,443	1,207,323	1,068,652	788,942
—	—	—	—	—	—

755,939	3,706,615	1,357,443	1,207,323	1,068,652	788,942

223,855	3,070,839	946,745	286,883	262,624	193,660
44,771	614,171	157,792	57,377	52,525	38,732
9,631	132,005	32,990	12,394	11,469	8,392
50,901	255,380	83,813	51,476	39,928	42,008
33,647	460,669	113,359	40,960	32,415	34,869
50,055	748,046	190,596	82,653	86,474	38,928
32,020	54,346	32,153	53,753	27,852	30,933
10,906	77,076	16,322	13,711	13,056	13,370
13,808	191,700	45,633	18,100	16,778	12,188
364	4,959	1,441	359	292	287
756	10,069	6,164	761	475	592
3,452	47,376	11,085	4,460	4,150	3,010
26,472	235,105	59,253	24,168	21,769	17,060
—	—	16,276	—	—	—

500,638	5,901,741	1,713,622	647,055	569,807	434,029

255,301	(2,195,126)	(356,179)	560,268	498,845	354,913

(1,257,741)	5,941,508	(300,491,179)	(18,105)	(14,960)	(16,149)
(302,700)	(17,864,990)	388,811,569	(1,227,634)	(1,151,047)	(1,299,222)
(842,110)	13,868,153	—	(1,502,118)	(4,658,938)	(551,434)
23,484	(31,174,430)	25,660,296	617,675	418,400	680,432

(2,379,067)	(29,229,759)	113,980,685	(2,130,182)	(5,406,545)	(1,186,373)

$(2,123,766)	$(31,424,885)	$113,624,506	$(1,569,914)	$(4,907,700)	$(831,460)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2005

Statements of Operations, continued

	UltraBear ProFund	UltraShort Mid-Cap ProFund	UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund
Investment Income:
Dividends	$—	$—	$—	$—
Interest	3,792,165	322,505	4,184,922	442,681

Total Investment Income	3,792,165	322,505	4,184,922	442,681

Expenses:
Advisory fees	895,447	73,232	965,096	99,750
Management services fees	179,090	14,647	193,020	19,950
Administration fees	38,573	3,156	41,772	4,266
Distribution and services fees—Service Class	93,485	13,522	78,903	9,389
Transfer agency fees	129,348	12,813	150,388	19,638
Administrative services fees	236,767	15,612	238,300	13,354
Registration and filing fees	34,381	28,685	69,708	36,517
Custody fees	24,794	9,430	26,257	7,530
Fund accounting fees	56,213	4,609	60,947	6,150
Trustee fees	1,146	90	1,081	114
Compliance services fees	2,531	206	2,499	350
Services fees	13,916	1,131	15,106	1,516
Other fees	72,467	6,542	72,862	10,061
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	1,778,158	183,675	1,915,939	228,585
Less Expenses reduced by the Advisor	—	(5,959)	—	—

Total Net Expenses	1,778,158	177,716	1,915,939	228,585

Net Investment Income (Loss)	2,014,007	144,789	2,268,983	214,096

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(68,595)	(12,390)	(52,805)	(25,800)
Net realized gains (losses) on futures contracts	(19,446,568)	(712,004)	(4,906,110)	(1,378,894)
Net realized gains (losses) on swap agreements	(329,099)	(3,056,969)	(45,390,316)	(1,320,841)
Change in net unrealized appreciation/depreciation on investments	3,698,438	207,370	2,942,348	230,716

Net Realized and Unrealized Gains (Losses) on Investments	(16,145,824)	(3,573,993)	(47,406,883)	(2,494,819)

Change in Net Assets Resulting from Operations	$(14,131,817)	$(3,429,204)	$(45,137,900)	$(2,280,723)

See accompanying notes to the financial statements.

UltraShort OTC ProFund	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund	Consumer Services UltraSector ProFund

$—	$117,627	$273,382	$1,841	$68,609	$5,353
6,152,092	32,654	129,641	282,871	28,024	7,065

6,152,092	150,281	403,023	284,712	96,633	12,418

1,467,893	30,895	122,601	250,757	30,737	7,845
293,580	6,179	24,520	50,152	6,147	1,569
63,413	1,316	5,236	10,650	1,335	338
73,020	9,101	23,218	55,100	8,226	2,179
209,284	5,989	22,961	41,340	4,559	1,702
385,315	4,890	18,896	52,946	7,865	1,320
39,044	26,572	35,901	34,237	28,717	26,002
36,750	15,291	17,277	17,510	19,657	22,079
91,908	2,563	7,850	15,489	3,006	2,042
2,023	55	293	297	48	13
4,327	136	800	980	68	20
22,780	466	1,815	3,718	493	126
112,161	4,410	16,336	25,614	4,307	1,707
—	—	—	24,930	—	—

2,801,498	107,863	297,704	583,720	115,165	66,942
—	(29,580)	—	—	(38,102)	(47,195)

2,801,498	78,283	297,704	583,720	77,063	19,747

3,350,594	71,998	105,319	(299,008)	19,570	(7,329)

(77,425)	105,176	(1,757,133)	(1,567,974)	(152,971)	(98,298)
(2,943,360)	—	—	—	—	—
(17,350,047)	61,028	(1,009,689)	3,553,198	(63,262)	(82,693)
7,821,379	(256,090)	213,412	4,520,333	(56,311)	(50,660)

(12,549,453)	(89,886)	(2,553,410)	6,505,557	(272,544)	(231,651)

$(9,198,859)	$(17,888)	$(2,448,091)	$6,206,549	$(252,974)	$(238,980)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2005

Statements of Operations, continued

	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund
Investment Income:
Dividends	$300,157	$238,340	$15,717	$9,607
Interest	131,207	168,081	9,620	345,035

Total Investment Income	431,364	406,421	25,337	354,642

Expenses:
Advisory fees	107,304	166,584	10,190	324,465
Management services fees	21,461	33,317	2,038	64,893
Administration fees	4,444	7,240	441	13,827
Distribution and services fees—Service Class	18,218	38,459	1,444	36,715
Transfer agency fees	20,583	28,980	2,083	54,698
Administrative services fees	17,108	34,394	1,915	76,981
Registration and filing fees	27,006	35,912	30,470	36,027
Custody fees	33,035	31,733	21,826	18,957
Fund accounting fees	7,692	11,763	2,078	20,715
Trustee fees	213	214	20	696
Compliance services fees	862	416	32	1,395
Services fees	1,499	2,602	157	4,868
Other fees	13,957	18,659	2,536	39,486
Recoupment of prior expenses reimbursed by the Advisor	—	1,820	—	—

Total Gross Expenses before reductions	273,382	412,093	75,230	693,723
Less Expenses reduced by the Advisor	(14,841)	—	(50,970)	—

Total Net Expenses	258,541	412,093	24,260	693,723

Net Investment Income (Loss)	172,823	(5,672)	1,077	(339,081)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(183,221)	(425,179)	(242,442)	3,500,556
Net realized gains (losses) on swap agreements	1,411,271	1,136,333	(30,079)	(15,294)
Change in net unrealized appreciation/depreciation on investments	355,829	398,723	56,302	(10,816,270)

Net Realized and Unrealized Gains (Losses) on Investments	1,583,879	1,109,877	(216,219)	(7,331,008)

Change in Net Assets Resulting from Operations	$1,756,702	$1,104,205	$(215,142)	$(7,670,089)

See accompanying notes to the financial statements.

Mobile Telecommunications UltraSector ProFund	Oil & Gas UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund

$366,410	$1,537,904	$299,324	$—	$431,323	$172,347
275,056	1,140,652	105,166	3,025,389	209,896	281,210

641,466	2,678,556	404,490	3,025,389	641,219	453,557

278,042	1,064,799	103,060	677,614	204,823	267,369
55,609	212,961	20,612	135,523	40,965	53,474
11,965	45,705	4,458	28,968	8,809	11,449
46,890	176,713	12,719	112,321	51,414	45,249
43,540	148,964	16,735	112,402	37,155	42,451
70,414	261,694	18,395	135,066	43,966	61,470
32,189	47,811	27,371	50,514	72,186	29,999
11,950	32,719	10,153	17,439	22,580	21,770
17,654	65,247	6,404	41,206	13,608	16,924
493	1,470	159	942	364	460
762	3,745	341	2,575	555	1,044
4,303	16,189	1,578	10,208	3,157	4,043
30,581	108,584	11,021	69,211	24,248	30,044
—	24,263	9,858	21,246	—	21,048

604,392	2,210,864	242,864	1,415,235	523,830	606,794
—	—	—	—	—	—

604,392	2,210,864	242,864	1,415,235	523,830	606,794

37,074	467,692	161,626	1,610,154	117,389	(153,237)

5,559,671	(6,848,387)	(687,102)	(867,352)	2,018,965	(878,264)
715,708	13,395,545	(133,981)	35,691,346	(706,062)	850,817
(6,015,840)	19,119,377	(38,852)	4,294,917	(3,411,934)	(42,781)

259,539	25,666,535	(859,935)	39,118,911	(2,099,031)	(70,228)

$296,613	$26,134,227	$(698,309)	$40,729,065	$(1,981,642)	$(223,465)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2005

Statements of Operations, continued

	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund(a)
Investment Income:
Dividends	$50,898	$85,262	$1,169,652	$—
Interest	107,545	21,902	368,056	131,388

Total Investment Income	158,443	107,164	1,537,708	131,388

Expenses:
Advisory fees	96,516	21,915	350,787	25,145
Management services fees	19,303	4,383	70,158	5,029
Administration fees	4,098	943	15,035	85
Distribution and services fees—Service Class	7,494	4,545	126,738	4,853
Transfer agency fees	19,821	4,500	61,514	258
Administrative services fees	11,869	4,048	60,232	8,298
Registration and filing fees	26,926	27,441	36,062	10,809
Custody fees	27,903	9,614	21,382	2,025
Fund accounting fees	7,018	1,577	21,842	97
Trustee fees	154	49	430	14
Compliance services fees	428	76	1,115	74
Services fees	1,425	336	5,324	384
Other fees	11,216	3,463	35,371	12,140
Recoupment of prior expenses reimbursed by the Advisor	—	—	13,647	—

Total Gross Expenses before reductions	234,171	82,890	819,637	69,211
Less Expenses reduced by the Advisor	(10,526)	(29,278)	—	—

Total Net Expenses	223,645	53,612	819,637	69,211

Net Investment Income (Loss)	(65,202)	53,552	718,071	62,177

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,454,605)	39,180	(1,042,690)	—
Net realized gains (losses) on futures contracts	—	—	—	—
Net realized gains (losses) on swap agreements	131,602	(407,437)	1,651,617	(1,183,164)
Net realized gains (losses) on foreign currency transactions	—	—	—	—
Change in net unrealized appreciation/depreciation on investments	1,089,016	(454,589)	2,095,504	101,904

Net Realized and Unrealized Gains (Losses) on Investments	(233,987)	(822,846)	2,704,431	(1,081,260)

Change in Net Assets Resulting from Operations	$(299,189)	$(769,294)	$3,422,502	$(1,019,083)

(a)	Commencement of operations was September 12, 2005.
(b)	Commencement of operations was January 10, 2005.
(c)	Commencement of operations was February 17, 2005.

See accompanying notes to the financial statements.

Short Real Estate ProFund(a)	U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund(b)	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund(c)	Falling U.S. Dollar ProFund(c)

$—	$—	$—	$—	$—	$—
466,422	1,747,603	518,106	17,666,146	1,639,673	411,985

466,422	1,747,603	518,106	17,666,146	1,639,673	411,985

87,430	217,710	120,580	4,327,351	359,947	89,091
17,486	65,313	24,116	865,474	71,990	17,818
759	13,938	3,694	187,039	11,483	2,922
14,768	92,884	14,790	471,565	26,417	22,323
2,499	69,535	11,665	486,785	38,050	9,065
17,984	40,773	30,194	1,504,006	88,799	23,353
11,404	55,757	32,503	67,864	31,500	31,250
2,894	18,626	7,882	87,432	11,511	6,683
943	20,438	5,258	271,571	16,312	4,143
139	392	160	6,809	459	102
712	1,248	402	12,076	1,460	386
1,204	5,033	1,855	67,429	5,385	1,339
46,750	26,029	40,852	338,006	53,762	67,348
—	—	—	—	—	—

204,972	627,676	293,951	8,693,407	717,075	275,823
—	—	—	—	(34,660)	(30,371)

204,972	627,676	293,951	8,693,407	682,415	245,452

261,450	1,119,927	224,155	8,972,739	957,258	166,533

—	197,099	(1,853)	(36,750)	—	—
—	(49,912)	18,842	(2,961,761)	—	—
(4,826,141)	494,704	150,765	(77,895,011)	—	—
—	—	—	—	2,268,419	(1,819,319)
858,283	(539,552)	22,522	14,372,256	159,981	(57,230)

(3,967,858)	102,339	190,276	(66,521,266)	2,428,400	(1,876,549)

$(3,706,408)	$1,222,266	$414,431	$(57,548,527)	$3,385,658	$(1,710,016)

See accompanying notes to the financial statements.

PROFUNDS

For the year ended December 31, 2005

Statements of Operations, continued

	Money Market ProFund
Investment Income:
Interest	21,504,093	(a)
Expenses	(1,174,865	)(a)

Total Investment Income	20,329,228

Expenses:
Management services fees	2,298,170
Administration fees	155,722
Distribution and services fees—Service Class	1,398,542
Transfer agency fees	1,294,892
Administrative services fees	23,435
Registration and filing fees	200,098
Custody fees	548
Fund accounting fees	10,053
Trustee fees	6,888
Compliance services fees	14,506
Service fees	76,319
Other fees	329,263

Total Expenses	5,808,436

Net Investment Income (Loss)	14,520,792

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,330	(a)

Change in Net Assets Resulting from Operations	$14,528,122

(a)	Allocated from Scudder Cash Management Portfolio

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

Statements of Changes in Net Assets

	Bull ProFund		Mid-Cap ProFund
	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$331,879	$314,841	$159,322	$(366,236)
Net realized gains (losses) on investments	4,101,456	3,729,631	7,072,540	4,563,181
Change in net unrealized appreciation/depreciation on investments	(5,701,001)	(3,038,669)	(7,717,382)	6,598,926

Change in net assets resulting from operations	(1,267,666)	1,005,803	(485,520)	10,795,871

Distributions to Shareholders From:
Net investment income
Investor Class	(336,264)	(203,979)	(135,980)	—
Service Class	—	(96,090)	—	—
Net realized gains on investments
Investor Class	—	—	(763,503)	(204,783)
Service Class	—	—	(74,717)	(10,974)

Change in net assets resulting from distributions	(336,264)	(300,069)	(974,200)	(215,757)

Capital Transactions:
Proceeds from shares issued
Investor Class	802,497,336	806,174,417	708,648,774	517,973,673
Service Class	243,633,348	452,547,713	195,600,449	72,269,484
Dividends reinvested
Investor Class	324,360	196,427	889,227	203,211
Service Class	—	85,170	66,080	10,702
Cost of shares redeemed
Investor Class	(823,913,144)	(820,313,881)	(730,576,544)	(495,824,852)
Service Class	(270,875,380)	(418,958,239)	(190,557,579)	(75,391,423)

Change in net assets resulting from capital transactions	(48,333,480)	19,731,607	(15,929,593)	19,240,795

Change in net assets	(49,937,410)	20,437,341	(17,389,313)	29,820,909
Net Assets:
Beginning of period	157,359,649	136,922,308	135,114,935	105,294,026

End of period	$107,422,239	$157,359,649	$117,725,622	$135,114,935

Accumulated net investment income (loss)	$7,998	$14,772	$(63,065)	$(18,777)

Share Transactions:
Issued
Investor Class	14,689,850	15,660,123	18,290,321	15,040,442
Service Class	4,792,304	9,311,232	5,291,775	2,168,598
Reinvested
Investor Class	5,730	3,574	21,443	6,106
Service Class	—	1,650	1,652	329
Redeemed
Investor Class	(15,162,069)	(16,138,323)	(19,214,161)	(14,556,757)
Service Class	(5,315,132)	(8,642,611)	(5,128,115)	(2,264,324)

Change in shares	(989,317)	195,645	(737,085)	394,394

See accompanying notes to the financial statements.

Small-Cap ProFund		OTC ProFund		Large-Cap Value ProFund
For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
2005	2004	2005	2004	2005	2004

$442,040	$(482,653)	$(524,435)	$(238,363)	$143,204	$63,076
7,806,393	12,651,167	3,002,582	5,034,946	3,011,840	(993,385)
(12,655,808)	4,269,608	(7,898,842)	(3,286,994)	(2,712,511)	5,404,181

(4,407,375)	16,438,122	(5,420,695)	1,509,589	442,533	4,473,872

—	—	(189,487)	—	(156,944)	(37,269)
—	—	—	—	—	(17,987)

—	(1,063,376)	—	—	—	—
—	(375,750)	—	—	—	—

—	(1,439,126)	(189,487)	—	(156,944)	(55,256)

708,188,377	985,147,735	729,363,875	1,375,507,650	181,157,652	265,253,916
240,251,705	775,366,124	107,751,146	424,112,602	72,788,002	132,939,894

—	607,066	177,570	—	150,611	25,888
—	374,366	—	—	—	17,925

(724,009,888)	(1,010,987,565)	(772,648,979)	(1,372,835,964)	(185,798,575)	(259,560,887)
(271,944,720)	(831,827,371)	(144,219,532)	(380,979,222)	(84,943,680)	(120,254,709)

(47,514,526)	(81,319,645)	(79,575,920)	45,805,066	(16,645,990)	18,422,027

(51,921,901)	(66,320,649)	(85,186,102)	47,314,655	(16,360,401)	22,840,643

208,518,816	274,839,465	145,337,692	98,023,037	53,458,881	30,618,238

$156,596,915	$208,518,816	$60,151,590	$145,337,692	$37,098,480	$53,458,881

$302,587	$33,807	$(91,012)	$622,910	$(14,273)	$(533)

19,050,938	28,687,083	12,226,680	24,169,826	4,119,323	6,564,020
6,734,353	23,114,926	1,883,548	7,649,095	1,700,708	3,333,370

—	15,899	2,815	—	3,293	586
—	10,175	—	—	—	413

(19,618,873)	(29,666,012)	(12,981,114)	(24,247,362)	(4,236,901)	(6,456,492)
(7,660,072)	(25,117,122)	(2,522,429)	(6,935,191)	(1,987,154)	(3,007,058)

(1,493,654)	(2,955,051)	(1,390,500)	636,368	(400,731)	434,839

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Large-Cap Growth ProFund		Mid-Cap Value ProFund
	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$(108,483)	$(38,524)	$69,300	$(6,331)
Net realized gains (losses) on investments	(917,334)	(817,391)	12,750,082	6,907,713
Change in net unrealized appreciation/depreciation on investments	(103,309)	444,846	(5,608,061)	(282,599)

Change in net assets resulting from operations	(1,129,126)	(411,069)	7,211,321	6,618,783

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(39,583)	—
Net realized gains on investments
Investor Class	—	—	(1,280,712)	—
Service Class	—	—	(200,123)	—

Change in net assets resulting from distributions	—	—	(1,520,418)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	155,382,227	147,435,461	520,557,446	464,412,785
Service Class	109,478,769	55,012,224	108,184,488	150,492,243
Dividends reinvested
Investor Class	—	—	1,281,363	—
Service Class	—	—	168,722	—
Cost of shares redeemed
Investor Class	(147,637,339)	(145,347,914)	(549,114,453)	(517,855,326)
Service Class	(115,743,872)	(41,824,716)	(136,883,616)	(128,824,488)

Change in net assets resulting from capital transactions	1,479,785	15,275,055	(55,806,050)	(31,774,786)

Change in net assets	350,659	14,863,986	(50,115,147)	(25,156,003)
Net Assets:
Beginning of period	21,062,987	6,199,001	87,340,370	112,496,373

End of period	$21,413,646	$21,062,987	$37,225,223	$87,340,370

Accumulated net investment income (loss)	$1,467	$39,255	$(85,456)	$28,095

Share Transactions:
Issued
Investor Class	4,148,702	4,068,712	13,102,073	13,249,064
Service Class	3,005,760	1,523,134	2,840,039	4,392,619
Reinvested
Investor Class	—	—	31,063	—
Service Class	—	—	4,262	—
Redeemed
Investor Class	(3,953,040)	(4,026,034)	(13,717,802)	(14,913,722)
Service Class	(3,202,955)	(1,168,769)	(3,618,099)	(3,832,176)

Change in shares	(1,533)	397,043	(1,358,464)	(1,104,215)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund		Small-Cap Value ProFund		Small-Cap Growth ProFund
For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
2005	2004	2005	2004	2005	2004

$(435,927)	$(185,353)	$(347,335)	$(341,529)	$(485,527)	$(726,474)
208,841	(1,286,309)	12,706,105	4,699,716	4,689,448	(472,962)
1,866,852	1,417,020	(22,362,972)	9,484,285	(10,117,426)	9,553,273

1,639,766	(54,642)	(10,004,202)	13,842,472	(5,913,505)	8,353,837

—	—	—	—	—	—

—	—	—	(580,019)	—	—
—	—	—	(122,648)	—	—

—	—	—	(702,667)	—	—

215,209,165	151,579,639	263,393,803	654,721,043	327,519,625	579,519,924
151,801,130	82,471,610	163,961,094	216,499,251	81,728,439	149,327,694

—	—	—	557,204	—	—
—	—	—	120,689	—	—

(200,977,000)	(134,385,580)	(394,900,305)	(634,111,664)	(405,514,012)	(498,187,675)
(146,668,105)	(74,314,909)	(183,917,658)	(200,568,652)	(114,061,830)	(117,776,201)

19,365,190	25,350,760	(151,463,066)	37,217,871	(110,327,778)	112,883,742

21,004,956	25,296,118	(161,467,268)	50,357,676	(116,241,283)	121,237,579

31,748,805	6,452,687	187,920,653	137,562,977	146,550,855	25,313,276

$52,753,761	$31,748,805	$26,453,385	$187,920,653	$30,309,572	$146,550,855

$(98,223)	$(52,420)	$(73,763)	$(167,286)	$(79,083)	$(317,211)

6,133,950	4,831,952	6,618,196	18,434,496	8,811,532	17,841,650
4,567,771	2,688,788	4,266,941	6,333,706	2,289,986	4,706,472

—	—	—	13,983	—	—
—	—	—	3,134	—	—

(5,793,952)	(4,343,616)	(10,165,028)	(18,248,462)	(11,119,805)	(15,558,887)
(4,435,608)	(2,437,912)	(4,812,216)	(5,950,969)	(3,268,837)	(3,758,162)

472,161	739,212	(4,092,107)	585,888	(3,287,124)	3,231,073

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Europe 30 ProFund		UltraBull ProFund
	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$37,900	$(44,441)	$520,298	$565,337
Net realized gains (losses) on investments	(358,523)	1,622,756	8,625,981	8,682,021
Change in net unrealized appreciation/depreciation on investments	(2,959,708)	2,371,580	(6,878,934)	14,777,491

Change in net assets resulting from operations	(3,280,331)	3,949,895	2,267,345	24,024,849

Distributions to Shareholders From:
Net investment income
Investor Class	(37,142)	(12,768)	(378,511)	(513,715)
Service Class	—	(3,768)	—	(50,178)

Change in net assets resulting from distributions	(37,142)	(16,536)	(378,511)	(563,893)

Capital Transactions:
Proceeds from shares issued
Investor Class	269,498,482	294,353,092	2,365,930,132	2,114,441,560
Service Class	57,648,915	69,514,286	95,290,261	92,586,570
Dividends reinvested
Investor Class	32,263	12,360	341,668	454,269
Service Class	—	3,694	—	43,990
Cost of shares redeemed
Investor Class	(260,710,484)	(277,227,254)	(2,394,935,620)	(2,096,895,751)
Service Class	(66,863,220)	(68,823,025)	(88,295,803)	(89,535,912)

Change in net assets resulting from capital transactions	(394,044)	17,833,153	(21,669,362)	21,094,726

Change in net assets	(3,711,517)	21,766,512	(19,780,528)	44,555,682
Net Assets:
Beginning of period	56,248,538	34,482,026	181,405,135	136,849,453

End of period	$52,537,021	$56,248,538	$161,624,607	$181,405,135

Accumulated net investment income (loss)	$758	$—	$142,673	$1,444

Share Transactions:
Issued
Investor Class	17,514,824	21,474,315	43,862,591	43,266,482
Service Class	3,718,638	4,893,545	1,859,838	2,000,798
Reinvested
Investor Class	2,008	830	5,903	8,113
Service Class	—	241	—	835
Redeemed
Investor Class	(17,323,852)	(20,371,814)	(44,413,506)	(42,950,617)
Service Class	(4,386,234)	(4,870,192)	(1,731,338)	(1,950,195)

Change in shares	(474,616)	1,126,925	(416,512)	375,416

See accompanying notes to the financial statements.

UltraMid-Cap ProFund		UltraSmall-Cap ProFund		UltraDow 30 ProFund
For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
2005	2004	2005	2004	2005	2004

$68,043	$(348,426)	$922,823	$(516,515)	$255,301	$80,751
12,225,208	(1,291,091)	(1,474,007)	24,980,881	(2,402,551)	(819,592)
4,834,208	10,347,670	(23,171,874)	11,382,138	23,484	123,455

17,127,459	8,708,153	(23,723,058)	35,846,504	(2,123,766)	(615,386)

(15,371)	—	(880,880)	—	(252,062)	(54,716)
—	—	—	—	(10,797)	(7,163)

(15,371)	—	(880,880)	—	(262,859)	(61,879)

1,063,912,218	860,420,725	2,504,902,407	2,310,159,535	439,576,119	627,100,669
180,241,162	71,345,441	175,220,867	199,591,585	57,897,447	39,817,127

12,706	—	702,897	—	204,358	38,373
—	—	—	—	9,840	6,974

(1,043,910,227)	(838,384,655)	(2,666,613,550)	(2,148,036,769)	(458,945,985)	(610,897,017)
(184,179,604)	(66,635,632)	(187,953,096)	(186,438,681)	(58,492,927)	(41,988,231)

16,076,255	26,745,879	(173,740,475)	175,275,670	(19,751,148)	14,077,895

33,188,343	35,454,032	(198,344,413)	211,122,174	(22,137,773)	13,400,630

97,636,631	62,182,599	361,562,836	150,440,662	54,383,013	40,982,383

$130,824,974	$97,636,631	$163,218,423	$361,562,836	$32,245,240	$54,383,013

$(17,818)	$(85,225)	$86,715	$44,772	$1,938	$9,496

27,399,693	27,593,714	104,321,582	108,397,741	13,942,768	20,601,713
4,795,229	2,355,286	7,650,031	9,821,351	1,904,499	1,310,880

288	—	27,265	—	6,366	1,158
—	—	—	—	313	215

(26,941,639)	(27,179,637)	(111,526,093)	(102,317,448)	(14,563,331)	(20,167,151)
(4,911,265)	(2,281,986)	(8,261,542)	(9,476,428)	(1,920,218)	(1,407,669)

342,306	487,377	(7,788,757)	6,425,216	(629,603)	339,146

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraOTC ProFund		UltraJapan ProFund
	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$(2,195,126)	$(561,408)	$(356,179)	$(736,325)
Net realized gains (losses) on investments	1,944,671	33,827,735	88,320,389	(5,909,169)
Change in net unrealized appreciation/depreciation on investments	(31,174,430)	22,426,276	25,660,296	676,052

Change in net assets resulting from operations	(31,424,885)	55,692,603	113,624,506	(5,969,442)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—	—
Return of capital
Investor Class	—	—	—	—

Change in net assets resulting from distributions	—	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	2,699,534,491	3,335,829,799	1,010,016,602	396,857,653
Service Class	163,182,697	99,946,276	111,515,209	52,313,047
Dividends reinvested
Investor Class	—	—	—	—
Cost of shares redeemed
Investor Class	(2,829,234,277)	(3,307,597,740)	(746,207,537)	(385,315,008)
Service Class	(162,589,246)	(98,902,915)	(91,376,533)	(51,031,935)

Change in net assets resulting from capital transactions	(129,106,335)	29,275,420	283,947,741	12,823,757

Change in net assets	(160,531,220)	84,968,023	397,572,247	6,854,315
Net Assets:
Beginning of period	564,773,559	479,805,536	49,989,498	43,135,183

End of period	$404,242,339	$564,773,559	$447,561,745	$49,989,498

Accumulated net investment income (loss)	$—	$—	$(1,252,032)	$—

Share Transactions:
Issued
Investor Class	120,384,806	156,569,816	21,339,257	11,880,157
Service Class	7,866,745	4,892,372	2,602,720	1,566,644
Reinvested
Investor Class	—	—	—	—
Redeemed
Investor Class	(126,253,231)	(156,102,737)	(16,331,851)	(11,815,390)
Service Class	(7,856,023)	(4,924,385)	(2,141,482)	(1,552,499)

Change in shares	(5,857,703)	435,066	5,468,644	78,912

See accompanying notes to the financial statements.

Bear ProFund		Short Small-Cap ProFund		Short OTC ProFund
For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
2005	2004	2005	2004	2005	2004

$560,268	$(154,113)	$498,845	$(261,742)	$354,913	$(143,846)
(2,747,857)	(5,671,436)	(5,824,945)	(9,165,079)	(1,866,805)	(12,071,435)
617,675	106,301	418,400	(49,325)	680,432	312,916

(1,569,914)	(5,719,248)	(4,907,700)	(9,476,146)	(831,460)	(11,902,365)

(560,268)	—	(507,677)	—	(366,726)	—

(20,207)	—	—	—	—	—

(580,475)	—	(507,677)	—	(366,726)	—

291,851,252	282,524,342	467,359,061	798,793,720	552,538,066	820,996,723
155,213,458	104,693,886	129,877,474	249,167,598	112,746,630	897,456,459

488,744	—	442,318	—	346,371	—

(287,205,432)	(274,176,191)	(454,335,626)	(812,915,928)	(527,385,176)	(822,147,530)
(152,685,868)	(107,197,165)	(130,108,055)	(255,054,234)	(109,029,755)	(891,356,332)

7,662,154	5,844,872	13,235,172	(20,008,844)	29,216,136	4,949,320

5,511,765	125,624	7,819,795	(29,484,990)	28,017,950	(6,953,045)

27,889,770	27,764,146	10,851,503	40,336,493	7,710,404	14,663,449

$33,401,535	$27,889,770	$18,671,298	$10,851,503	$35,728,354	$7,710,404

$—	$—	$(7,792)	$1,040	$33,028	$44,841

9,317,029	8,432,916	22,209,608	33,827,943	28,002,175	39,259,434
5,203,161	3,247,234	6,465,363	10,836,060	5,845,556	42,450,041

16,467	—	23,403	—	18,672	—

(9,192,076)	(8,246,285)	(21,778,126)	(34,655,650)	(26,676,504)	(39,500,387)
(5,128,342)	(3,343,970)	(6,477,304)	(11,132,182)	(5,686,982)	(42,491,547)

216,239	89,895	442,944	(1,123,829)	1,502,917	(282,459)

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	UltraBear ProFund		UltraShort Mid-Cap ProFund
	For the year ended December 31,		For the year ended December 31, 2005	For the period January 30, 2004(a) through December 31, 2004
	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$2,014,007	$(317,763)	$144,789	$(40,902)
Net realized gains (losses) on investments	(19,844,262)	(33,160,664)	(3,781,363)	(3,471,626)
Change in net unrealized appreciation/depreciation on investments	3,698,438	3,285,246	207,370	(135,732)

Change in net assets resulting from operations	(14,131,817)	(30,193,181)	(3,429,204)	(3,648,260)

Distributions to Shareholders From:
Net investment income
Investor Class	(1,961,368)	—	(148,470)	—
Service Class	(52,639)	—	(18,759)	—
Return of capital
Investor Class	(33,286)	—	—	—
Service Class	(893)	—	—	—

Change in net assets resulting from distributions	(2,048,186)	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	1,413,706,080	1,097,020,620	232,924,847	290,158,795
Service Class	65,054,190	108,089,951	29,283,483	11,386,077
Dividends reinvested
Investor Class	1,765,853	—	112,908	—
Service Class	47,290	—	8,803	—
Cost of shares redeemed
Investor Class	(1,389,040,629)	(1,086,868,934)	(221,655,398)	(283,366,300)
Service Class	(63,183,321)	(104,053,661)	(27,506,996)	(10,534,040)

Change in net assets resulting from capital transactions	28,349,463	14,187,976	13,167,647	7,644,532

Change in net assets	12,169,460	(16,005,205)	9,571,214	3,996,272
Net Assets:
Beginning of period	84,762,146	100,767,351	3,996,272	—

End of period	$96,931,606	$84,762,146	$13,567,486	$3,996,272

Accumulated net investment income (loss)	$—	$—	$(19,170)	$3,270

Share Transactions:
Issued
Investor Class	74,372,104	49,248,679	11,309,513	10,153,709
Service Class	3,328,140	4,708,461	1,375,297	414,502
Reinvested
Investor Class	101,544	—	6,584	—
Service Class	2,716	—	520	—
Redeemed
Investor Class	(73,485,007)	(49,116,460)	(10,789,117)	(9,992,775)
Service Class	(3,316,289)	(4,635,661)	(1,301,874)	(393,165)

Change in shares	1,003,208	205,019	600,923	182,271

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund		UltraShort Dow 30 ProFund		UltraShort OTC ProFund
For the year ended December 31, 2005	For the period January 30, 2004(a) through December 31, 2004	For the year ended December 31, 2005	For the period July 22, 2004(a) through December 31, 2004	For the year ended December 31,
				2005	2004

$2,268,983	$(101,203)	$214,096	$(6,163)	$3,350,594	$(319,365)
(50,349,231)	(32,903,382)	(2,725,535)	(760,237)	(20,370,832)	(59,432,347)
2,942,348	(552,052)	230,716	(4,401)	7,821,379	2,451,940

(45,137,900)	(33,556,637)	(2,280,723)	(770,801)	(9,198,859)	(57,299,772)

(2,451,249)	—	(224,972)	—	(3,296,562)	—
—	—	(6,301)	—	(54,031)	—

—	—	—	—	(584,898)	—
—	—	—	—	(9,587)	—

(2,451,249)	—	(231,273)	—	(3,945,078)	—

1,964,130,226	1,056,668,754	301,195,825	89,582,229	2,089,085,290	2,278,351,765
163,100,224	123,447,290	24,074,489	5,985,104	92,028,111	72,152,794

2,170,388	—	211,297	—	3,376,103	—
—	—	5,965	—	60,543	—

(1,806,288,039)	(1,013,065,697)	(285,122,562)	(86,310,186)	(2,019,172,235)	(2,223,594,475)
(157,442,752)	(116,493,976)	(23,309,038)	(5,420,373)	(88,665,736)	(74,045,979)

165,670,047	50,556,371	17,055,976	3,836,774	76,712,076	52,864,105

118,080,898	16,999,734	14,543,980	3,065,973	63,568,139	(4,435,667)

16,999,734	—	3,065,973	—	123,965,236	128,400,903

$135,080,632	$16,999,734	$17,609,953	$3,065,973	$187,533,375	$123,965,236

$(160,208)	$22,058	$(17,222)	$(45)	$—	$—

86,617,858	35,411,302	11,452,244	3,077,471	119,741,979	111,422,754
7,078,992	3,935,114	900,182	212,301	4,990,544	3,338,413

113,991	—	8,551	—	223,731	—
—	—	243	—	3,856	—

(80,635,339)	(34,685,226)	(10,902,058)	(2,977,463)	(115,712,839)	(109,540,806)
(6,964,951)	(3,880,138)	(877,471)	(190,546)	(4,824,536)	(3,515,258)

6,210,551	781,052	581,691	121,763	4,422,735	1,705,103

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Banks UltraSector ProFund		Basic Materials UltraSector ProFund

	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$71,998	$69,014	$105,319	$(41,007)
Net realized gains (losses) on investments	166,204	(97,417)	(2,766,822)	(1,503,380)
Change in net unrealized appreciation/depreciation on investments	(256,090)	334,674	213,412	(768,404)

Change in net assets resulting from operations	(17,888)	306,271	(2,448,091)	(2,312,791)

Distributions to Shareholders From:
Net investment income
Investor Class	(55,190)	(45,572)	(50,078)	—
Service Class	(2,124)	(22,064)	—	—

Change in net assets resulting from distributions	(57,314)	(67,636)	(50,078)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	64,110,452	88,497,141	177,556,263	143,663,880
Service Class	9,214,674	19,796,742	35,182,851	23,097,112
Dividends reinvested
Investor Class	45,331	41,691	48,025	—
Service Class	1,978	21,100	—	—
Cost of shares redeemed
Investor Class	(62,912,657)	(85,149,689)	(141,252,367)	(167,087,474)
Service Class	(10,429,427)	(18,692,990)	(34,764,253)	(29,550,652)

Change in net assets resulting from capital transactions	30,351	4,513,995	36,770,519	(29,877,134)

Change in net assets	(44,851)	4,752,630	34,272,350	(32,189,925)
Net Assets:
Beginning of period	7,265,941	2,513,311	12,005,335	44,195,260

End of period	$7,221,090	$7,265,941	$46,277,685	$12,005,335

Accumulated net investment income (loss)	$14,559	$(125)	$64,923	$9,682

Share Transactions:
Issued
Investor Class	1,749,437	2,511,150	4,733,731	4,366,548
Service Class	244,524	541,285	952,443	695,291
Reinvested
Investor Class	1,176	1,059	1,230	—
Service Class	50	523	—	—
Redeemed
Investor Class	(1,718,087)	(2,425,423)	(3,849,354)	(5,168,053)
Service Class	(272,424)	(518,490)	(954,171)	(909,168)

Change in shares	4,676	110,104	883,879	(1,015,382)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Biotechnology UltraSector ProFund		Consumer Goods UltraSector ProFund		Consumer Services UltraSector ProFund
For the year ended December 31,		For the year ended December 31, 2005	For the period January 30, 2004(a) through December 31, 2004	For the year ended December 31, 2005	For the period January 30, 2004(a) through December 31, 2004
2005	2004

$(299,008)	$(252,785)	$19,570	$23,095	$(7,329)	$(8,976)
1,985,224	(302,000)	(216,233)	(168,073)	(180,991)	(16,127)
4,520,333	846,444	(56,311)	143,323	(50,660)	75,776

6,206,549	291,659	(252,974)	(1,655)	(238,980)	50,673

—	—	(20,773)	(20,761)	—	—
—	—	—	(972)	—	—

—	—	(20,773)	(21,733)	—	—

322,435,049	147,467,532	39,506,564	77,594,264	20,796,823	37,200,979
98,298,270	21,386,021	9,988,502	8,735,094	7,296,941	3,560,131

—	—	18,349	20,553	—	—
—	—	—	934	—	—

(306,889,011)	(129,615,835)	(44,052,364)	(71,393,161)	(22,583,951)	(34,928,083)
(98,163,210)	(17,804,135)	(10,160,407)	(8,398,091)	(7,378,310)	(3,377,027)

15,681,098	21,433,583	(4,699,356)	6,559,593	(1,868,497)	2,456,000

21,887,647	21,725,242	(4,973,103)	6,536,205	(2,107,477)	2,506,673

31,384,468	9,659,226	6,536,205	—	2,506,673	—

$53,272,115	$31,384,468	$1,563,102	$6,536,205	$399,196	$2,506,673

$(60,585)	$(57,290)	$884	$2,087	$418	$(726)

6,249,242	3,479,715	1,171,173	2,417,986	656,795	1,212,995
2,023,291	526,438	300,874	273,914	225,820	119,069

—	—	551	604	—	—
—	—	—	28	—	—

(6,033,810)	(3,114,636)	(1,311,092)	(2,234,174)	(714,086)	(1,144,191)
(2,010,603)	(452,240)	(306,897)	(265,506)	(229,623)	(113,878)

228,120	439,277	(145,391)	192,852	(61,094)	73,995

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Financials UltraSector ProFund		Health Care UltraSector ProFund

	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$172,823	$988	$(5,672)	$(66,746)
Net realized gains (losses) on investments	1,228,050	(689,968)	711,154	(1,267,310)
Change in net unrealized appreciation/depreciation on investments	355,829	197,175	398,723	504,653

Change in net assets resulting from operations	1,756,702	(491,805)	1,104,205	(829,403)

Distributions to Shareholders From:
Net investment income
Investor Class	(121,380)	(4,620)	—	—
Service Class	—	(1,203)	—	—
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(121,380)	(5,823)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	127,304,015	104,612,876	167,433,903	125,383,142
Service Class	23,268,159	14,562,655	54,183,656	15,141,116
Dividends reinvested
Investor Class	118,572	3,718	—	—
Service Class	—	318	—	—
Cost of shares redeemed
Investor Class	(84,789,441)	(101,451,024)	(168,478,745)	(118,444,146)
Service Class	(20,542,448)	(15,723,986)	(47,909,619)	(13,812,588)

Change in net assets resulting from capital transactions	45,358,857	2,004,557	5,229,195	8,267,524

Change in net assets	46,994,179	1,506,929	6,333,400	7,438,121
Net Assets:
Beginning of period	7,275,235	5,768,306	12,981,854	5,543,733

End of period	$54,269,414	$7,275,235	$19,315,254	$12,981,854

Accumulated net investment income (loss)	$34,955	$(16,488)	$(973)	$(6,093)

Share Transactions:
Issued
Investor Class	4,887,256	4,338,355	11,368,561	8,815,990
Service Class	928,593	638,209	3,841,982	1,094,373
Reinvested
Investor Class	4,324	143	—	—
Service Class	—	13	—	—
Redeemed
Investor Class	(3,275,379)	(4,258,974)	(11,427,665)	(8,371,181)
Service Class	(827,300)	(693,721)	(3,410,500)	(1,018,655)

Change in shares	1,717,494	24,025	372,378	520,527

(a)	Commencement of operations

See accompanying notes to the financial statements.

Industrials UltraSector ProFund		Internet UltraSector ProFund		Mobile Telecommunications UltraSector ProFund
For the year ended December 31, 2005	For the period January 30, 2004(a) through December 31, 2004	For the year ended December 31,		For the year ended December 31,
		2005	2004	2005	2004

$1,077	$(43,319)	$(339,081)	$(645,877)	$37,074	$(341,068)
(272,521)	(3,611,912)	3,485,262	(2,798,778)	6,275,379	14,657,965
56,302	(16,020)	(10,816,270)	13,302,333	(6,015,840)	5,690,201

(215,142)	(3,671,251)	(7,670,089)	9,857,678	296,613	20,007,098

(1,021)	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	(395,347)	—
—	—	—	—	(51,391)	—

(1,021)	—	—	—	(446,738)	—

21,041,836	166,200,443	392,861,771	516,528,227	159,796,626	314,984,876
3,547,070	8,812,971	48,387,914	35,824,451	8,197,792	38,286,897

1,005	—	—	—	356,993	—
—	—	—	—	41,827	—

(21,277,104)	(160,020,180)	(431,050,079)	(456,233,015)	(206,930,470)	(275,658,196)
(3,531,972)	(8,539,237)	(64,085,058)	(19,577,315)	(17,804,517)	(27,577,095)

(219,165)	6,453,997	(53,885,452)	76,542,348	(56,341,749)	50,036,482

(435,328)	2,782,746	(61,555,541)	86,400,026	(56,491,874)	70,043,580

2,782,746	—	121,306,522	34,906,496	79,779,545	9,735,965

$2,347,418	$2,782,746	$59,750,981	$121,306,522	$23,287,671	$79,779,545

$882	$(3,067)	$(104,602)	$(221,764)	$(20,103)	$(127,436)

606,756	5,319,073	5,314,446	7,741,017	7,974,319	21,638,502
104,572	281,189	665,502	531,240	432,234	2,685,842

27	—	—	—	17,985	—
—	—	—	—	2,245	—

(620,889)	(5,243,273)	(5,931,087)	(7,003,559)	(10,676,957)	(18,761,820)
(103,784)	(279,214)	(890,523)	(313,797)	(1,003,530)	(2,011,659)

(13,318)	77,775	(841,662)	954,901	(3,253,704)	3,550,865

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Oil & Gas UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$467,692	$(96,550)	$161,626	$(14,865)
Net realized gains (losses) on investments	6,547,158	3,725,040	(821,083)	(2,037,548)
Change in net unrealized appreciation/depreciation on investments	19,119,377	5,231,189	(38,852)	136,600

Change in net assets resulting from operations	26,134,227	8,859,679	(698,309)	(1,915,813)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(102,808)	—
Service Class	—	—	—	—
Net realized gains on investments
Investor Class	—	(909,813)	—	—
Service Class	—	(227,064)	—	—
Return of capital
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	—	(1,136,877)	(102,808)	—

Capital Transactions:
Proceeds from shares issued
Investor Class	796,670,198	404,516,255	117,833,531	102,424,401
Service Class	166,149,440	65,015,259	18,406,217	17,028,825
Dividends reinvested
Investor Class	—	828,867	83,067	—
Service Class	—	162,951	—	—
Cost of shares redeemed
Investor Class	(748,854,960)	(404,674,280)	(117,516,535)	(94,745,692)
Service Class	(166,448,247)	(59,818,277)	(17,146,888)	(16,779,026)

Change in net assets resulting from capital transactions	47,516,431	6,030,775	1,659,392	7,928,508

Change in net assets	73,650,658	13,753,577	858,275	6,012,695
Net Assets:
Beginning of period	55,462,328	41,708,751	15,134,281	9,121,586

End of period	$129,112,986	$55,462,328	$15,992,556	$15,134,281

Accumulated net investment income (loss)	$176,975	$19,535	$76,144	$17,326

Share Transactions:
Issued
Investor Class	26,665,043	21,546,227	12,465,413	9,387,443
Service Class	5,696,716	3,536,480	2,026,443	1,557,155
Reinvested
Investor Class	—	37,152	9,098	—
Service Class	—	7,636	—	—
Redeemed
Investor Class	(25,133,259)	(22,006,952)	(12,384,523)	(8,615,893)
Service Class	(5,758,493)	(3,295,559)	(1,887,883)	(1,564,415)

Change in shares	1,470,007	(175,016)	228,548	764,290

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Semiconductor UltraSector ProFund
For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
2005	2004	2005	2004	2005	2004

$1,610,154	$(78,795)	$117,389	$897,910	$(153,237)	$(426,660)
34,823,994	(12,201,844)	1,312,903	(7,877,505)	(27,447)	(13,728,155)
4,294,917	1,187,792	(3,411,934)	4,645,303	(42,781)	(2,588,307)

40,729,065	(11,092,847)	(1,981,642)	(2,334,292)	(223,465)	(16,743,122)

—	—	(251,243)	(853,835)	—	—
—	—	(39,979)	(276,239)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(165,340)	—	—
—	—	—	(53,653)	—	—

—	—	(291,222)	(1,349,067)	—	—

627,609,744	444,675,049	421,773,369	801,828,934	341,818,138	297,982,136
138,289,719	78,973,894	172,140,324	164,082,436	60,226,091	31,976,183

—	—	202,059	947,225	—	—
—	—	10,616	321,884	—	—

(595,963,146)	(442,551,773)	(457,824,757)	(768,208,880)	(344,458,586)	(294,285,531)
(122,111,981)	(77,911,249)	(176,855,369)	(165,992,330)	(61,117,739)	(31,503,465)

47,824,336	3,185,921	(40,553,758)	32,979,269	(3,532,096)	4,169,323

88,553,401	(7,906,926)	(42,826,622)	29,295,910	(3,755,561)	(12,573,799)

51,833,950	59,740,876	53,652,329	24,356,419	36,259,962	48,833,761

$140,387,351	$51,833,950	$10,825,707	$53,652,329	$32,504,401	$36,259,962

$502,530	$58,185	$(737,722)	$(782,882)	$(26,768)	$(79,657)

20,791,404	15,240,839	11,486,701	27,502,004	17,366,693	14,304,135
4,833,026	2,754,797	4,517,829	5,427,803	3,082,533	1,550,628

—	—	5,240	29,554	—	—
—	—	270	10,064	—	—

(19,629,864)	(15,177,068)	(12,557,022)	(26,849,391)	(17,649,346)	(14,092,403)
(4,319,351)	(2,741,732)	(4,641,362)	(5,583,806)	(3,178,516)	(1,523,158)

1,675,215	76,836	(1,188,344)	536,228	(378,636)	239,202

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Technology UltraSector ProFund		Telecommunications UltraSector ProFund

	For the year ended December 31,		For the year ended December 31,
	2005	2004	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$(65,202)	$60,206	$53,552	$60,955
Net realized gains (losses) on investments	(1,323,003)	1,452,956	(368,257)	890,340
Change in net unrealized appreciation/depreciation on investments	1,089,016	(1,500,170)	(454,589)	174,358

Change in net assets resulting from operations	(299,189)	12,992	(769,294)	1,125,653

Distributions to Shareholders From:
Net investment income
Investor Class	(50,743)	(45,719)	(79,903)	(49,867)
Service Class	—	(14,298)	(17,503)	(12,969)
Net realized gains on investments
Investor Class	—	—	—	—
Service Class	—	—	—	—

Change in net assets resulting from distributions	(50,743)	(60,017)	(97,406)	(62,836)

Capital Transactions:
Proceeds from shares issued
Investor Class	110,224,576	78,488,362	59,791,744	88,319,514
Service Class	10,602,239	10,642,633	6,087,279	15,557,884
Dividends reinvested
Investor Class	48,492	41,935	72,654	44,579
Service Class	—	11,021	17,217	12,297
Cost of shares redeemed
Investor Class	(102,876,965)	(74,540,944)	(64,830,913)	(86,117,675)
Service Class	(13,409,327)	(7,741,292)	(7,588,978)	(15,364,732)

Change in net assets resulting from capital transactions	4,589,015	6,901,715	(6,450,997)	2,451,867

Change in net assets	4,239,083	6,854,690	(7,317,697)	3,514,684
Net Assets:
Beginning of period	14,230,043	7,375,353	9,735,433	6,220,749

End of period	$18,469,126	$14,230,043	$2,417,736	$9,735,433

Accumulated net investment income (loss)	$(14,689)	$101,256	$(76,745)	$(32,891)

Share Transactions:
Issued
Investor Class	4,277,724	3,082,829	3,144,310	4,686,240
Service Class	420,643	418,725	329,862	860,243
Reinvested
Investor Class	1,807	1,575	4,005	2,127
Service Class	—	426	992	609
Redeemed
Investor Class	(4,009,119)	(2,922,385)	(3,400,494)	(4,596,481)
Service Class	(533,850)	(312,967)	(414,294)	(849,320)

Change in shares	157,205	268,203	(335,619)	103,418

(a)	Commencement of operations

See accompanying notes to the financial statements.

Utilities UltraSector ProFund		Short Oil & Gas ProFund	Short Real Estate ProFund
For the year ended December 31,		For the period September 12, 2005(a) through December 31, 2005	For the period September 12, 2005(a) through December 31, 2005
2005	2004

$718,071	$142,176	$62,177	$261,450
608,927	3,351,404	(1,183,164)	(4,826,141)
2,095,504	1,473,812	101,904	858,283

3,422,502	4,967,392	(1,019,083)	(3,706,408)

—	(94,320)	(69,286)	(258,163)
—	(43,348)	(8,599)	(7,431)

—	—	(355,089)	—
—	—	(63,390)	—

—	(137,668)	(496,364)	(265,594)

401,945,996	209,871,736	69,182,612	138,903,511
136,689,220	43,984,022	7,820,338	31,021,205

—	84,563	350,086	220,562
—	33,671	59,310	6,738

(386,379,532)	(210,791,876)	(61,799,328)	(78,983,188)
(135,059,176)	(42,820,739)	(6,259,303)	(25,165,868)

17,196,508	361,377	9,353,715	66,002,960

20,619,010	5,191,101	7,838,268	62,030,958

20,069,762	14,878,661	—	—

$40,688,772	$20,069,762	$7,838,268	$62,030,958

$124,784	$(2,497)	$(18,351)	$8,098

20,719,235	14,520,137	2,210,151	4,449,437
7,179,432	3,143,819	250,817	986,624

—	4,980	12,164	7,379
—	2,046	2,060	225

(19,967,574)	(14,648,599)	(1,997,285)	(2,560,336)
(7,064,872)	(2,980,145)	(204,791)	(816,941)

866,221	42,238	273,116	2,066,388

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	U.S. Government Plus ProFund		Rising Rates Opportunity 10 ProFund
	For the year ended December 31,		For the period January 10, 2005(a) through December 31, 2005
	2005	2004
From Investment Activities:
Operations:
Net investment income (loss)	$1,119,927	$811,087	$224,155
Net realized gains (losses) on investments	641,891	3,393,095	167,754
Change in net unrealized appreciation/depreciation on investments	(539,552)	577,189	22,522

Change in net assets resulting from operations	1,222,266	4,781,371	414,431

Distributions to Shareholders From:
Net investment income
Investor Class	(969,421)	(712,848)	(128,366)
Service Class	(173,480)	(93,740)	—
Net realized gains on investments
Investor Class	—	(1,896,791)	—
Service Class	—	(119,361)	—

Change in net assets resulting from distributions	(1,142,901)	(2,822,740)	(128,366)

Capital Transactions:
Proceeds from shares issued
Investor Class	1,958,887,158	1,539,238,207	119,213,526
Service Class	205,804,081	100,733,059	23,512,170
Dividends reinvested
Investor Class	943,960	2,559,594	111,253
Service Class	163,578	184,508	—
Cost of shares redeemed
Investor Class	(1,923,935,859)	(1,526,147,398)	(107,366,612)
Service Class	(191,879,414)	(97,239,315)	(22,237,044)

Change in net assets resulting from capital transactions	49,983,504	19,328,655	13,233,293

Change in net assets	50,062,869	21,287,286	13,519,358
Net Assets:
Beginning of period	29,327,010	8,039,724	—

End of period	$79,389,879	$29,327,010	$13,519,358

Accumulated net investment income (loss)	$(57,441)	$22,974	$(27,616)

Share Transactions:
Issued
Investor Class	58,911,052	48,458,848	4,010,307
Service Class	6,150,556	3,160,312	787,234
Reinvested
Investor Class	28,332	81,817	3,750
Service Class	4,941	5,872	—
Redeemed
Investor Class	(57,889,152)	(47,990,177)	(3,599,923)
Service Class	(5,765,746)	(3,045,597)	(746,749)

Change in shares	1,439,983	671,075	454,619

(a)	Commencement of operations

See accompanying notes to the financial statements.

Rising Rates Opportunity ProFund		Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund
For the year ended December 31,		For the period February 17, 2005(a) through December 31, 2005	For the period February 17, 2005(a) through December 31, 2005
2005	2004

$8,972,739	$(1,032,273)	$957,258	$166,533
(80,893,522)	(56,855,522)	2,268,419	(1,819,319)
14,372,256	(15,193,310)	159,981	(57,230)

(57,548,527)	(73,081,105)	3,385,658	(1,710,016)

(7,779,885)	—	(462,627)	(207,231)
(269,531)	—	—	(23,775)

—	—	(358,738)	—
—	—	(5,538)	—

(8,049,416)	—	(826,903)	(231,006)

1,438,652,485	1,995,313,315	317,398,589	122,513,345
178,975,828	267,293,784	44,572,105	15,255,616

5,805,465	—	768,622	140,364
197,718	—	3,965	22,246

(1,637,129,062)	(1,547,976,585)	(261,302,941)	(104,399,644)
(199,086,557)	(220,175,395)	(44,408,784)	(11,338,535)

(212,584,123)	494,455,119	57,031,556	22,193,392

(278,182,066)	421,374,014	59,590,311	20,252,370

682,352,471	260,978,457	—	—

$404,170,405	$682,352,471	$59,590,311	$20,252,370

$1,306,363	$383,040	$5,315	$3,601

72,425,539	87,852,916	10,008,681	4,278,124
9,271,507	11,921,398	1,415,070	527,826

305,069	—	23,498	5,157
10,596	—	121	819

(82,928,003)	(68,485,767)	(8,225,340)	(3,671,592)
(10,327,686)	(9,918,836)	(1,401,645)	(395,784)

(11,242,978)	21,369,711	1,820,385	744,550

See accompanying notes to the financial statements.

PROFUNDS

Statements of Changes in Net Assets, continued

	Money Market ProFund
	For the year ended
	December 31, 2005	December 31, 2004
From Investment Activities:
Operations:
Net investment income (loss)	$14,520,792	$2,930,380
Net realized gains (losses) on investments	7,330	436

Change in net assets resulting from operations	14,528,122	2,930,816

Distributions to Shareholders From:
Net investment income
Investor Class	(12,653,644)	(2,813,258)
Service Class	(1,868,947)	(117,129)

Change in net assets resulting from distributions	(14,522,591)	(2,930,387)

Capital Transactions:
Proceeds from shares issued
Investor Class	10,582,473,712	10,524,880,918
Service Class	2,689,464,632	4,361,150,845
Dividends reinvested
Investor Class	11,584,805	2,505,189
Service Class	1,706,368	88,146
Cost of shares redeemed
Investor Class	(10,525,938,077)	(10,479,163,747)
Service Class	(2,642,869,877)	(4,403,702,393)

Change in net assets resulting from capital transactions	116,421,563	5,758,958

Change in net assets	116,427,094	5,759,387
Net Assets:
Beginning of period	510,012,878	504,253,491

End of period	$626,439,972	$510,012,878

Accumulated net investment income (loss)	$22,155	$23,954

Share Transactions:
Issued
Investor Class	10,582,473,287	10,524,879,029
Service Class	2,689,463,259	4,361,152,643
Reinvested
Investor Class	11,584,805	2,505,189
Service Class	1,706,368	88,146
Redeemed
Investor Class	(10,525,938,077)	(10,479,163,747)
Service Class	(2,642,869,877)	(4,403,702,393)

Change in shares	116,419,765	5,758,867

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund(d)
Year Ended December 31, 2005	$54.88	0.29	1.35 (e)	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24	4.31	4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)	10.47	10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)	(13.43)	(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Year Ended December 31, 2001	$63.09	(0.04)	(9.61)	(9.65)	—	—	—	$53.44	(15.30)%		2.03%	1.89%	(0.08)%	$9,848	3,058%
Mid-Cap ProFund
Year Ended December 31, 2005	$37.55	0.12	3.90 (e)	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)	4.90	4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)	8.33	8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)	(5.60)	(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.68	0.63	—	(0.13)	(0.13)	$30.50	2.12	%(g)	7.49%	1.95%	(0.53)%	$2,904	1,907	%(g)
Small-Cap ProFund
Year Ended December 31, 2005	$38.05	0.23	0.72 (e)	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)	5.65	5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24	10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)	(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.02)	1.01	0.99	—	(0.01)	(0.01)	$30.98	3.32	%(g)	1.95%	1.95%	(0.19)%	$28,222	95	%(g)
OTC ProFund(h)
Year Ended December 31, 2005	$62.52	(0.46)	0.82 (e)	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)	5.56	5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50	18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)	(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Year Ended December 31, 2001	$94.85	(1.06)	(28.66)	(29.72)	—	—	—	$65.13	(31.33)%		2.40%	1.91%	(1.48)%	$5,524	5,388%
Large-Cap Value ProFund
Year Ended December 31, 2005	$44.14	0.28	1.31	1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87	5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27	8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	0.07	1.09	1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(g)	1.53%	1.53%	0.83%	$51,255	396	%(g)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Year Ended December 31, 2005	$37.62	(0.02)	0.64 (d)	0.62	—		—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26 (d)	1.24	—		—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03	6.87	—		(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(e)	$30.00	0.01	0.48	0.49	—		(0.01)	(0.01)	$30.48	1.62	%(f)	1.52%	1.52%	0.18%	$28,630	180	%(f)
Mid-Cap Value ProFund
Year Ended December 31, 2005	$38.92	0.08	3.66	3.74	(0.05)		(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06	5.47	5.53	—		—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02	8.59	8.61	—	(g)	—	— (g)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)	(3.91)	(4.03)	—		—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.05)	(0.23)	(0.28)	—		(0.91)	(0.91)	$28.81	(0.88	)%(f)	2.61%	1.95%	(0.51)%	$3,576	1,400	%(f)
Mid-Cap Growth ProFund
Year Ended December 31, 2005	$33.63	(0.25)	4.09	3.84	—		—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)	3.70	3.38	—		—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)	6.73	6.38	—		—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)	(6.64)	(7.01)	—		—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.15)	1.22	1.07	—		(0.19)	(0.19)	$30.88	3.56	%(f)	1.95%	1.95%	(1.54)%	$6,086	1,062	%(f)
Small-Cap Value ProFund
Year Ended December 31, 2005	$39.85	(0.16)	1.64 (d)	1.48	—		—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87	6.84	—		(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77	8.60	—		(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)	(5.56)	—		—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.05)	0.39	0.34	—		(0.17)	(0.17)	$30.17	1.15	%(f)	2.00%	1.95%	(0.52)%	$13,284	962	%(f)
Small-Cap Growth ProFund
Year Ended December 31, 2005	$36.28	(0.29)	2.97 (d)	2.68	—		—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41	6.08	—		—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07	7.78	—		(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)	(6.05)	—		(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.15)	1.30	1.15	—		(0.35)	(0.35)	$30.80	3.87	%(f)	2.94%	1.92%	(1.57)%	$9,605	1,020	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Year Ended December 31, 2005	$14.88	0.06	1.07 (d)	1.13	(0.01)	—	(0.01)	$16.00	7.60%		1.51%	1.51%	0.38%	$49,583	800%
Year Ended December 31, 2004	$12.97	0.02	1.89	1.91	— (e)	—	— (e)	$14.88	14.76%		1.56%	1.56%	0.12%	$43,254	742%
Year Ended December 31, 2003	$9.43	0.06	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%	1.78%	0.52%	$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		2.34%	1.95%	0.93%	$8,184	2,892%
Year Ended December 31, 2001	$22.65	— (e)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		4.17%	2.75%	0.02%	$5,923	11,239%
UltraBull ProFund(f)
Year Ended December 31, 2005	$55.82	0.22	1.36	1.58	(0.14)	—	(0.14)	$57.26	2.84%		1.44%	1.44%	0.41%	$136,495	648%
Year Ended December 31, 2004	$47.52	0.22	8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%	1.44%	0.44%	$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)	16.95	16.88	—	—	—	$47.52	55.09%		1.70%	1.70%	(0.18)%	$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		1.95%	1.95%	(0.47)%	$65,467	1,770%
Year Ended December 31, 2001	$84.30	(0.28)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		1.93%	1.93%	(0.43)%	$60,956	1,377%
UltraMid-Cap ProFund
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (e)	—	— (e)	$43.66	18.52%		1.49%	1.49%	0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	—	$36.84	28.50%		1.51%	1.51%	(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)	11.88	11.72	—	—	—	$28.67	69.14%		1.87%	1.86%	(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		2.08%	1.95%	(0.78)%	$15,358	2,174%
Year Ended December 31, 2001	$33.00	(0.15)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		2.07%	1.95%	(0.52)%	$33,812	2,125%
UltraSmall-Cap ProFund
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	—	(0.12)	$25.36	0.07%		1.41%	1.41%	0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	—	$25.46	31.99%		1.40%	1.40%	(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)	9.74	9.67	—	—	—	$19.29	100.52%		1.76%	1.76%	(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		1.95%	1.95%	(0.54)%	$26,286	2,196%
Year Ended December 31, 2001	$20.77	(0.01)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		2.15%	1.95%	(0.05)%	$73,105	3,221%
UltraDow 30 ProFund
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%	1.51%	1.03%	$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60 (d)	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%	1.49%	0.45%	$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%	1.88%	(0.08)%	$31,023	1,798%
June 3, 2002 through December 31, 2002(g)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(h)	2.47%	1.95%	0.37%	$3,963	844	%(h)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Amount is less than $0.005.
(f)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	$24.44	(3.02)%		1.38%	1.38%	(0.47)%	$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	$25.20	15.38%		1.37%	1.37%	(0.14)%	$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	$21.84	102.41%		1.56%	1.56%	(1.23)%	$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	$10.79	(69.42)%		1.78%	1.78%	(1.49)%	$187,841	522%
Year Ended December 31, 2001	$114.10	(0.50)	(78.31)	(78.81)	—	—	—	$35.29	(69.07)%		1.80%	1.80%	(1.06)%	$353,565	622%
UltraJapan ProFund(e)
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42 (f)	3.01	—	—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	— (g)
Year Ended December 31, 2001	$65.75	0.19	(31.16)	(30.97)	(0.01)	—	(0.01)	$34.77	(47.10)%		2.46%	1.95%	0.39%	$2,697	1,299%
Bear ProFund(h)
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	(0.02)	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	— (g)
Year Ended December 31, 2001	$32.75	0.52	4.16	4.68	—	—	—	$37.43	14.29%		1.96%	1.88%	1.41%	$8,498	1,299%
Short Small-Cap ProFund
Year Ended December 31, 2005	$20.23	0.32	(0.83)	(0.51)	(0.67)	—	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)	(4.12)	—	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)	(12.96)	—	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(i)	$30.00	0.01	7.30	7.31	—	—	—	$37.31	24.37	%(j)	1.49%	1.49%	0.02%	$110,733	— (j)
Short OTC ProFund
Year Ended December 31, 2005	$18.70	0.30	(0.06)	0.24	(0.25)	—	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)	(2.40)	—	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)	(12.59)	—	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.10)	3.88	3.78	(0.09)	—	(0.09)	$33.69	12.60	%(j)	2.00%	1.82%	(0.46)%	$9,826	— (j)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(i)	Period from commencement of operations.
(j)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund(d)
Year Ended December 31, 2005	$18.82	0.34	(1.18)	(0.84)	(0.38)	(0.01)	(0.39)	$17.59	(4.43)%		1.41%	1.41%	1.77%	$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)	(4.56)	(4.60)	—	—	—	$18.82	(19.64)%		1.43%	1.43%	(0.19)%	$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)	(17.96)	(18.22)	—	—	—	$23.42	(43.76)%		1.65%	1.64%	(0.78)%	$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)	11.69	11.49	— (e)	—	— (e)	$41.64	38.11%		1.80%	1.80%	(0.52)%	$119,520	—	(f)
Year Ended December 31, 2001	$24.84	0.34	5.29	5.63	(0.32)	—	(0.32)	$30.15	22.65%		1.79%	1.79%	1.12%	$61,019	1,299%
UltraShort Mid-Cap ProFund
Year Ended December 31, 2005	$21.95	0.33	(4.59)	(4.26)	(0.34)	—	(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.13)	(7.92)	(8.05)	—	—	—	$21.95	(26.83	)%(h)	1.82%	1.82%	(0.49)%	$3,533	—	(h)
UltraShort Small-Cap ProFund
Year Ended December 31, 2005	$21.78	0.41	(2.42)	(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(g)	$30.00	(0.02)	(8.20)	(8.22)	—	—	—	$21.78	(27.40	)%(h)	1.35%	1.35%	(0.06)%	$15,813	—	(h)
UltraShort Dow 30 ProFund
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(g)	$30.00	(0.04)	(4.76)	(4.80)	—	—	—	$25.20	(16.00	)%(h)	2.26%	1.95%	(0.30)%	$2,520	—	(h)
UltraShort OTC ProFund(i)
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (e)	—	— (e)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—	(f)
Year Ended December 31, 2001	$45.64	0.94	(4.47)	(3.53)	(2.96)	—,	(2.96)	$39.15	(7.36)%		1.78%	1.78%	1.95%	$92,457	1,257%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	Amount is less than $0.005.
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.
(i)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
September 4, 2001 through December 31, 2001(d)	$30.00	0.11	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(e)	3.20%	1.95%	1.19%	$3,189	350	%(e)
Basic Materials UltraSector ProFund
Year Ended December 31, 2005	$38.01	0.29	0.32 (f)	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86 (f)	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
September 4, 2001 through December 31, 2001(d)	$30.00	0.13	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(e)	3.51%	1.27%	1.38%	$2,467	913	%(e)
Biotechnology UltraSector ProFund(g)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Year Ended December 31, 2001	$83.20	(0.62)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		2.59%	1.95%	(1.10)%	$14,931	1,266%
Consumer Goods UltraSector ProFund
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	—	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(d)	$30.00	0.18	3.85 (f)	4.03	(0.12)	—	(0.12)	$33.91	13.42	%(e)	2.48%	1.95%	0.62%	$6,253	1,505	%(e)
Consumer Services UltraSector ProFund
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(d)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(e)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06	3.32 (d)	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05	6.84	6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03	(5.28)	(5.25)	(0.01)	—	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Year Ended December 31, 2001	$25.39	0.14	(4.43)	(4.29)	—	—	—	$21.10	(16.90)%		2.51%	1.95%	0.61%	$6,553	1,060%
Health Care UltraSector ProFund
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)	0.37 (d)	0.28	—	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)	2.90	2.81	—	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)	(6.01)	(6.08)	—	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Year Ended December 31, 2001	$22.67	(0.07)	(5.43)	(5.50)	—	—	—	$17.17	(24.26)%		2.58%	1.95%	(0.40)%	$10,583	1,143%
Industrials UltraSector ProFund
Year Ended December 31, 2005	$35.79	0.06	0.62 (d)	0.68	(0.02)	—	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.12)	5.91 (d)	5.79	—	—	—	$35.79	19.30	%(f)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(f)
Internet UltraSector ProFund(g)
Year Ended December 31, 2005	$80.29	(0.51)	8.00 (d)	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)	(37.02)	(37.48)	—	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Year Ended December 31, 2001	$272.00	(0.85)	(206.83)	(207.68)	—	—	—	$64.32	(76.35)%		3.59%	1.95%	(1.13)%	$6,550	1,742%
Mobile Telecommunications UltraSector ProFund(h)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)	(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Year Ended December 31, 2001	$57.10	(0.32)	(23.46)	(23.78)	—	—	—	$33.32	(41.65)%		3.34%	1.95%	(0.62)%	$1,770	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Year Ended December 31, 2005	$22.41	0.14	10.19	10.33	—	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	— (d)	7.20	7.20	—	(0.45)	—	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88	3.86	—	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)	(4.10)	—	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Year Ended December 31, 2001	$20.82	0.11	(5.03)	(4.92)	—	—	—	—	$15.90	(23.63)%		2.75%	1.95%	0.59%	$5,243	1,610%
Pharmaceuticals UltraSector ProFund
Year Ended December 31, 2005	$9.77	0.11	(0.81)	(0.70)	(0.05)	—	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (d)	(1.84)	(1.84)	—	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89	0.84	—	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)	(5.77)	—	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Year Ended December 31, 2001	$23.23	(0.07)	(6.62)	(6.69)	—	—	—	—	$16.54	(28.80)%		2.33%	1.95%	(0.38)%	$15,290	1,469%
Precious Metals UltraSector ProFund
Year Ended December 31, 2005	$29.99	0.57	10.91	11.48	—	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)	(6.14)	—	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54	13.36	—	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(e)	$30.00	(0.06)	(7.17)	(7.23)	—	—	—	—	$22.77	(24.10	)%(f)	2.56%	1.93%	(0.51)%	$22,686	— (f)
Real Estate UltraSector ProFund
Year Ended December 31, 2005	$36.39	0.23	2.61 (g)	2.84	(0.95)	—	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66	10.38 (g)	11.04	(0.28)	—	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62	8.15	8.77	(1.40)	—	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90	(2.22)	(1.32)	(1.87)	—	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Year Ended December 31, 2001	$21.81	1.04	0.92	1.96	(1.44)	—	(0.41)	(1.85)	$21.92	9.11%		1.99%	1.95%	4.52%	$6,345	2,461%
Semiconductor UltraSector ProFund(h)
Year Ended December 31, 2005	$18.71	(0.06)	2.15 (g)	2.09	—	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)	(9.99)	—	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)	17.37	17.06	—	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)	(26.98)	(27.25)	—	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Year Ended December 31, 2001	$58.40	(0.36)	(19.15)	(19.51)	—	—	—	—	$38.89	(33.41)%		2.89%	1.95%	(0.82)%	$6,431	1,439%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Amount is less than $0.005.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund(d)
Year Ended December 31, 2005	$26.62	(0.12)	0.15 (e)	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)	(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68	11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)	(20.94)	(21.22)	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Year Ended December 31, 2001	$76.60	(0.35)	(39.06)	(39.41)	—	—	—	$37.19	(51.45)%		2.88%	1.95%	(0.71)%	$8,472	1,177%
Telecommunications UltraSector ProFund(f)
Year Ended December 31, 2005	$20.84	0.38	(2.66)	(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71	3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)	0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)	(20.35)	(20.46)	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Year Ended December 31, 2001	$51.05	0.02	(13.48)	(13.46)	—	—	—	$37.59	(26.37)%		3.71%	1.95%	0.05%	$3,457	2,713%
Utilities UltraSector ProFund
Year Ended December 31, 2005	$16.85	0.35	2.66	3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91	4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84	2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24	(6.19)	(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Year Ended December 31, 2001	$28.10	0.41	(12.39)	(11.98)	(0.05)	—	(0.05)	$16.07	(42.65)%		5.52%	1.95%	1.87%	$5,016	3,101%
Short Oil & Gas ProFund
September 12, 2005 through December 31, 2005(g)	$30.00	0.19	0.63 (e)	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(h)	1.92%	1.92%	2.00%	$6,458	— (h)
Short Real Estate ProFund
September 12, 2005 through December 31, 2005(g)	$30.00	0.23	(0.06)	0.17	(0.15)	—	(0.15)	$30.02	0.55	%(h)	1.63%	1.63%	2.37%	$56,929	— (h)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	Period from commencement of operations.
(h)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(d)	$30.00	0.09	5.00		5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(e)	2.12%	1.69%	0.40%	$8,891	836	%(e)
Rising Rates Opportunity 10 ProFund
January 10, 2005 through December 31, 2005(d)	$30.00	0.43	(0.38	)(f)	0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(e)	1.74%	1.74%	1.49%	$12,314	—	(e)
Rising Rates Opportunity ProFund
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(d)	$30.00	(0.09)	(5.35)		(5.44)	—	—	—	—	$24.56	(18.13	)%(e)	1.94%	1.94%	(0.54)%	$9,220	—	(e)
Rising U.S. Dollar ProFund
February 17, 2005 through December 31, 2005(d)	$30.00	0.57	2.62		3.19	(0.25)	(0.20)	—	(0.45)	$32.74	10.60	%(e)	1.44%	1.37%	2.05%	$59,147	—	(e)
Falling U.S. Dollar ProFund
February 17, 2005 through December 31, 2005(d)	$30.00	0.39	(2.83)		(2.44)	(0.35)	—	—	(0.35)	$27.21	(8.14	)%(e)	2.13%	1.88%	1.59%	$16,645	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Per share net investment income (loss) has been calculated using the average daily shares method.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)
Money Market ProFund
Year Ended December 31, 2005	$1.000	0.024		—	(c)	0.024	(0.024)	(0.024)	$1.000	2.46%	0.85%	0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006		—	(c)	0.006	(0.006)	(0.006)	$1.000	0.61%	0.82%	0.82%	0.59%	$447,156
Year Ended December 31, 2003	$1.000	0.003		—	(c)	0.003	(0.003)	(0.003)	$1.000	0.31%	0.93%	0.93%	0.31%	$398,934
Year Ended December 31, 2002	$1.000	0.009	(b)	—		0.009	(0.009)	(0.009)	$1.000	0.94%	1.03%	0.98%	0.93%	$447,211
Year Ended December 31, 2001	$1.000	0.032		—		0.032	(0.032)	(0.032)	$1.000	3.28%	1.08%	1.08%	3.30%	$298,546

(a)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.0005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund (d)
Year Ended December 31, 2005	$51.54	(0.22)	1.21 (e)	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)	4.02	3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)	9.97	9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)	(12.72)	(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Year Ended December 31, 2001	$61.52	(0.58)	(9.32)	(9.90)	—	—	—	$51.62	(16.09)%		3.08%	2.95%	(1.06)%	$42,861	3,058%
Mid-Cap ProFund
Year Ended December 31, 2005	$36.56	(0.26)	3.75 (e)	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)	4.78	4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)	8.21	7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)	(5.55)	(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.17)	0.87	0.70	—	(0.13)	(0.13)	$30.57	2.35	%(g)	8.33%	2.79%	(1.79)%	$1,095	1,907	%(g)
Small-Cap ProFund
Year Ended December 31, 2005	$36.68	(0.13)	0.70 (e)	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)	5.46	5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)	9.98	9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)	(7.03)	(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.08)	1.04	0.96	—	(0.01)	(0.01)	$30.95	3.22	%(g)	2.76%	2.76%	(0.89)%	$15,392	95	%(g)
OTC ProFund(h)
Year Ended December 31, 2005	$59.89	(1.04)	0.73 (e)	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)	5.36	4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)	18.99	17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)	(24.09)	(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%
Year Ended December 31, 2001	$94.80	(2.08)	(28.39)	(30.47)	—	—	—	$64.33	(32.14)%		3.45%	2.95%	(2.25)%	$990	5,388%
Large-Cap Value ProFund
Year Ended December 31, 2005	$43.35	(0.15)	1.26	1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)	4.77	4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)	8.26	8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.03)	1.14	1.11	—	(0.30)	(0.30)	$30.81	3.72	%(g)	2.63%	2.63%	(0.36)%	$2,780	396	%(g)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.
(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Year Ended December 31, 2005	$36.90	(0.38)	0.62 (d)	0.24	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)	1.24 (d)	0.85	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)	7.05	6.56	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(e)	$30.00	(0.09)	0.56	0.47	(0.01)	(0.01)	$30.46	1.55	%(f)	2.62%	2.62%	(1.12)%	$1,800	180	%(f)
Mid-Cap Value ProFund
Year Ended December 31, 2005	$37.72	(0.31)	3.55	3.24	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)	5.31	5.02	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)	8.48	8.21	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)	(3.82)	(4.24)	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.07)	(0.29)	(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(f)	3.43%	2.77%	(0.72)%	$6,178	1,400	%(f)
Mid-Cap Growth ProFund
Year Ended December 31, 2005	$32.54	(0.58)	3.93	3.35	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)	3.58	2.96	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)	6.60	5.99	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)	(6.60)	(7.23)	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.25)	1.26	1.01	(0.19)	(0.19)	$30.82	3.36	%(f)	2.94%	2.94%	(2.48)%	$3,460	1,062	%(f)
Small-Cap Value ProFund
Year Ended December 31, 2005	$38.50	(0.54)	1.61 (d)	1.07	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)	6.65	6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)	8.59	8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)	(5.20)	(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.14)	0.42	0.28	(0.17)	(0.17)	$30.11	0.95	%(f)	2.90%	2.85%	(1.41)%	$36,458	962	%(f)
Small-Cap Growth ProFund
Year Ended December 31, 2005	$35.24	(0.65)	2.90 (d)	2.25	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)	6.26	5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)	7.97	7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)	(5.66)	(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%
September 4, 2001 through December 31, 2001(e)	$30.00	(0.26)	1.48	1.22	(0.35)	(0.35)	$30.87	4.10	%(f)	3.96%	2.95%	(2.65)%	$638	1,020	%(f)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Year Ended December 31, 2005	$15.31	(0.09)		1.10 (d)	1.01	—	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (h)	—	— (h)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(e)	(2.52)	(2.40)	—	—	—	$9.85	(19.59	)%(e)	2.14	%(e)	1.58	%(e)	1.15	%(e)	$2,667	2,892%
Year Ended December 31, 2001	$22.28	0.04		(10.07)	(10.03)	—	—	—	$12.25	(45.02)%		4.78%		3.36%		0.22%		$116	11,239%
UltraBull ProFund(f)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(j)	7.76	7.61	(0.15)	—	(0.15)	$52.55	16.84	%(j)	2.23	%(j)	2.23	%(j)	(0.35	)%(j)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—	—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%
Year Ended December 31, 2001	$82.15	(0.88)		(26.10)	(26.98)	—	—	—	$55.17	(32.84)%		2.87%		2.87%		(1.35)%		$7,629	1,377%
UltraMid-Cap ProFund
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	—	$41.26	17.29%		2.49%		2.49%		(0.84)%		$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	—	$35.17	27.20%		2.49%		2.49%		(1.31)%		$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	—	$27.65	67.78%		2.87%		2.86%		(1.75)%		$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—	—	—	$16.48	(38.62)%		3.06%		2.95%		(1.87)%		$7,279	2,174%
Year Ended December 31, 2001	$32.66	(0.44)		(5.37)	(5.81)	—	—	—	$26.85	(17.79)%		3.07%		2.95%		(1.49)%		$2,517	2,125%
UltraSmall-Cap ProFund
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	—	$24.05	(0.95)%		2.41%		2.41%		(0.40)%		$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	—	$24.28	30.75%		2.38%		2.38%		(1.15)%		$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	—	$18.57	98.19%		2.76%		2.76%		(1.49)%		$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—	—	—	$9.37	(44.75)%		2.87%		2.87%		(1.49)%		$2,526	2,196%
Year Ended December 31, 2001	$20.59	(0.17)		(3.46)	(3.63)	—	—	—	$16.96	(17.63)%		3.12%		2.92%		(0.97)%		$7,497	3,221%
UltraDow 30 ProFund
Year Ended December 31, 2005	$32.37	0.01		(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)		1.59 (d)	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(g)	$30.00	(0.06)		(9.26)	(9.32)	— (h)	—	— (h)	$20.68	(31.06	)%(i)	3.42%		2.95%		(0.44)%		$11,696	844	%(i)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.
(f)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	Period from commencement of operations.
(h)	Amount is less than $0.005.
(i)	Not annualized for periods less than one year.
(i)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of 0.21%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (k)	3.22	3.24	$23.83	15.74	%(k)	1.11	%(k)	1.11	%(k)	0.12	%(k)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%
Year Ended December 31, 2001	$110.90	(0.94)	(76.08)	(77.02)	$33.88	(69.45)%		2.80%		2.80%		(2.03)%		$32,712	622%
UltraJapan ProFund(e)
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	$62.06	88.75%		2.55%		2.55%		(1.26)%		$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35 (f)	2.61	$32.88	8.62%		2.63%		2.63%		(2.22)%		$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	$30.27	46.30%		2.95%		2.95%		(2.70)%		$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	$20.69	(40.37)%		3.22%		2.95%		(2.45)%		$143	— (g)
Year Ended December 31, 2001	$66.35	(0.28)	(31.37)	(31.65)	$34.70	(47.70)%		3.29%		2.78%		(0.60)%		$140	1,299%
Bear ProFund(h)
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	$28.87	(2.07)%		2.56%		2.56%		0.60%		$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	$29.48	(10.72)%		2.50%		2.50%		(1.25)%		$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	$33.02	(25.21)%		2.73%		2.72%		(1.67)%		$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	$44.15	19.58%		2.91%		2.91%		(1.44)%		$5,510	— (g)
Year Ended December 31, 2001	$32.62	(0.12)	4.42	4.30	$36.92	13.18%		3.03%		2.95%		(0.32)%		$2,756	1,299%
Short Small-Cap ProFund
Year Ended December 31, 2005	$19.78	0.12	(0.80)	(0.68)	$19.10	(3.44)%		2.51%		2.51%		0.54%		$287	—
Year Ended December 31, 2004	$24.02	(0.31)	(3.93)	(4.24)	$19.78	(17.65)%		2.51%		2.51%		(1.36)%		$533	—
Year Ended December 31, 2003	$37.06	(0.54)	(12.50)	(13.04)	$24.02	(35.19)%		2.77%		2.76%		(1.68)%		$7,761	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.23)	7.29	7.06	$37.06	23.53	%(j)	2.51%		2.51%		(0.92)%		$3,628	— (j)
Short OTC ProFund
Year Ended December 31, 2005	$18.22	0.11	(0.06)	0.05	$18.27	0.27%		2.52%		2.52%		0.54%		$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)	(2.31)	(2.57)	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)	(12.23)	(12.73)	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(i)	$30.00	(0.29)	3.81	3.52	$33.52	11.73	%(j)	2.97%		2.79%		(1.23)%		$3,305	— (j)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) maturing less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 4:1 stock split that occurred on July 16, 1999. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(i)	Period from commencement of operations.
(j)	Not annualized for periods less than one year.
(k)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraBear ProFund(d)
Year Ended December 31, 2005	$18.76	0.15		(1.16)	(1.01)	(0.14)	—	(j)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(i)	(4.56)	(4.77)	—	—		—	$18.76	(20.27	)%(i)	2.20	%(i)	2.20	%(i)	(0.96	)%(i)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)	(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98	11.42	—	—		—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—	(e)
Year Ended December 31, 2001	$25.46	0.07		5.37	5.44	(0.06)	—		(0.06)	$30.84	21.39%		2.80%		2.80%		0.25%		$4,708	1,299%
UltraShort Mid-Cap ProFund
Year Ended December 31, 2005	$21.71	0.13		(4.52)	(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.39)		(7.90)	(8.29)	—	—		—	$21.71	(27.63	)%(g)	2.82%		2.82%		(1.49)%		$463	—	(g)
UltraShort Small-Cap ProFund
Year Ended December 31, 2005	$21.59	0.18		(2.39)	(2.21)	—	—		—	$19.38	(10.24)%		2.43%		2.43%		0.83%		$3,275	—
January 30, 2004 through December 31, 2004(f)	$30.00	(0.31)		(8.10)	(8.41)	—	—		—	$21.59	(28.03	)%(g)	2.35%		2.35%		(1.06)%		$1,187	—	(g)
UltraShort Dow 30 ProFund
Year Ended December 31, 2005	$25.09	0.18		(0.24)	(0.06)	(0.15)	—		(0.15)	$24.88	(0.29)%		2.65%		2.65%		0.68%		$1,112	—
July 22, 2004 through December 31, 2004(f)	$30.00	(0.17)		(4.74)	(4.91)	—	—		—	$25.09	(16.37	)%(g)	3.26%		2.95%		(1.30)%		$546	—	(g)
UltraShort OTC ProFund(h)
Year Ended December 31, 2005	$16.43	0.12		(0.48)	(0.36)	(0.13)	(0.03)		(0.16)	$15.91	(2.19)%		2.39%		2.39%		0.75%		$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)		(5.25)	(5.49)	—	—		—	$16.43	(25.05)%		2.39%		2.39%		(1.11)%		$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)		(37.07)	(37.57)	—	—		—	$21.92	(63.15)%		2.65%		2.65%		(1.57)%		$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)		20.09	19.43	(0.98)	—		(0.98)	$59.49	47.41%		2.76%		2.76%		(1.10)%		$5,290	—	(e)
Year Ended December 31, 2001	$47.50	0.33		(4.37)	(4.04)	(2.42)	—		(2.42)	$41.04	(8.21)%		2.92%		2.92%		0.66%		$3,675	1,257%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments (including options, swap agreements and futures contracts) having a maturity of less than one year from acquisition. The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999.
(e)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.
(h)	Adjusted for 1:5 reverse stock split that occurred on January 15, 1999. Adjusted for 1:15 reverse stock split that occurred on February 11, 2000.
(i)	The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.
(j)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Year Ended December 31, 2005	$40.38	0.36	(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)	5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)	11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)	(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
September 4, 2001 through December 31, 2001(d)	$30.00	0.18	(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(e)	4.05%	2.80%	2.06%	$24	350	%(e)
Basic Materials UltraSector ProFund
Year Ended December 31, 2005	$37.52	(0.08)	0.34 (f)	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)	4.80 (f)	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)	10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)	(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%
September 4, 2001 through December 31, 2001(d)	$30.00	—	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(e)	5.20%	2.95%	—	$19	913	%(e)
Biotechnology UltraSector ProFund(g)
Year Ended December 31, 2005	$44.32	(0.88)	12.40	11.52	—	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)	6.88	5.86	—	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)	15.35	14.45	—	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)	(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Year Ended December 31, 2001	$82.70	(1.10)	(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		3.59%	2.95%	(1.99)%	$1,238	1,266%
Consumer Goods UltraSector ProFund
Year Ended December 31, 2005	$33.61	(0.11)	(0.84)	(0.95)	—	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(d)	$30.00	(0.11)	3.84 (f)	3.73	(0.12)	—	(0.12)	$33.61	12.42	%(e)	3.48%	2.95%	(0.38)%	$283	1,505	%(e)
Consumer Services UltraSector ProFund
Year Ended December 31, 2005	$33.62	(0.47)	(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(d)	$30.00	(0.52)	4.14	3.62	—	—	—	$33.62	12.07	%(e)	6.86%	2.95%	(1.83)%	$175	2,929	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Year Ended December 31, 2005	$25.05	0.10	0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)	3.19 (d)	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)	6.68	6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)	(5.11)	(5.32)	—	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%
Year Ended December 31, 2001	$25.32	(0.08)	(4.42)	(4.50)	—	—	—	$20.82	(17.77)%		3.51%	2.95%	(0.37)%	$425	1,060%
Health Care UltraSector ProFund
Year Ended December 31, 2005	$13.58	(0.12)	1.04	0.92	—	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)	0.37 (d)	0.14	—	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)	2.84	2.63	—	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)	(5.92)	(6.12)	—	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Year Ended December 31, 2001	$22.56	(0.18)	(5.45)	(5.63)	—	—	—	$16.93	(24.96)%		3.58%	2.95%	(1.02)%	$468	1,143%
Industrials UltraSector ProFund
Year Ended December 31, 2005	$35.46	(0.27)	0.55 (d)	0.28	—	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(e)	$30.00	(0.41)	5.87 (d)	5.46	—	—	—	$35.46	18.20	%(f)	2.83%	2.83%	(1.43)%	$70	1,419	%(f)
Internet UltraSector ProFund(g)
Year Ended December 31, 2005	$75.98	(1.23)	7.51 (d)	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)	18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)	34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)	(35.67)	(36.47)	—	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Year Ended December 31, 2001	$270.50	(1.53)	(206.60)	(208.13)	—	—	—	$62.37	(76.94)%		4.59%	2.95%	(2.24)%	$1,014	1,742%
Mobile Telecommunications UltraSector ProFund(h)
Year Ended December 31, 2005	$17.14	(0.14)	1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)	7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)	4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)	(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%
Year Ended December 31, 2001	$56.80	(0.78)	(23.33)	(24.11)	—	—	—	$32.69	(42.45)%		4.34%	2.95%	(1.37)%	$101	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. See accompanying notes to the financial statements.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratio to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Year Ended December 31, 2005	$21.43	(0.15)	9.73	9.58	—	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)	6.93	6.75	—	(0.45)	—	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75	3.61	—	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)	(4.13)	—	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Year Ended December 31, 2001	$20.72	(0.09)	(4.98)	(5.07)	—	—	—	—	$15.65	(24.47)%		3.75%	2.95%	(0.47)%	$335	1,610%
Pharmaceuticals UltraSector ProFund
Year Ended December 31, 2005	$9.39	0.03	(0.78)	(0.75)	—	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)	(1.89)	—	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90 (d)	0.74	—	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)	(5.75)	—	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Year Ended December 31, 2001	$23.13	(0.07)	(6.77)	(6.84)	—	—	—	—	$16.29	(29.57)%		3.33%	2.95%	(0.40)%	$440	1,469%
Precious Metals UltraSector ProFund
Year Ended December 31, 2005	$29.28	0.26	10.56	10.82	—	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)	(6.35)	—	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39	12.96	—	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(e)	$30.00	(0.18)	(7.15)	(7.33)	—	—	—	—	$22.67	(24.43	)%(f)	3.25%	2.94%	(1.44)%	$1,790	— (f)
Real Estate UltraSector ProFund
Year Ended December 31, 2005	$37.28	(0.15)	2.69 (d)	2.54	(0.76)	—	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36	10.68 (d)	11.04	(0.24)	—	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40	8.35	8.75	(1.20)	—	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)	(1.44)	(1.47)	(0.88)	—	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Year Ended December 31, 2001	$21.73	0.42	1.25	1.67	(1.28)	—	(0.37)	(1.65)	$21.75	7.79%		2.99%	2.95%	1.81%	$788	2,461%
Semiconductor UltraSector ProFund(g)
Year Ended December 31, 2005	$17.86	(0.25)	2.05 (d)	1.80	—	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)	(9.36)	(9.79)	—	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)	16.84	16.32	—	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)	(26.38)	(26.95)	—	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%
Year Ended December 31, 2001	$58.00	(0.87)	(18.85)	(19.72)	—	—	—	—	$38.28	(34.00)%		3.89%	2.95%	(2.01)%	$999	1,439%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Period from commencement of operations.
(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Technology UltraSector ProFund(d)
Year Ended December 31, 2005	$25.88	(0.36)	0.12 (e)	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)	(0.80)	(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)	11.56	11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)	(20.63)	(21.13)	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Year Ended December 31, 2001	$76.50	(0.86)	(38.71)	(39.57)	—	—	—	$36.93	(51.73)%		3.88%	2.95%	(1.87)%	$575	1,177%
Telecommunications UltraSector ProFund(f)
Year Ended December 31, 2005	$20.07	0.20	(2.59)	(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04	3.58	3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30	(0.36)	(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)	(20.08)	(20.34)	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%
Year Ended December 31, 2001	$50.80	2.06	(15.77)	(13.71)	—	—	—	$37.09	(26.99)%		4.71%	2.95%	4.13%	$165	2,713%
Utilities UltraSector ProFund
Year Ended December 31, 2005	$16.34	0.16	2.55	2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05	3.79	3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01	2.78	2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	— (g)	(5.99)	(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Year Ended December 31, 2001	$28.02	0.10	(12.17)	(12.07)	—	—	—	$15.95	(43.08)%		6.52%	2.95%	0.44%	$664	3,101%
Short Oil & Gas ProFund
September 12, 2005 through December 31, 2005(h)	$30.00	0.10	0.62 (e)	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(i)	2.92%	2.92%	1.00%	$1,380	— (i)
Short Real Estate ProFund
September 12, 2005 through December 31, 2005(h)	$30.00	0.13	(0.05)	0.08	(0.05)	—	(0.05)	$30.03	0.26	%(i)	2.63%	2.63%	1.37%	$5,102	— (i)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(g)	Amount is less than $0.005.
(h)	Period from commencement of operations.
(i)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
U.S. Government Plus ProFund
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(d)	$30.00	(0.14)	4.99		4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(e)	2.92%	2.69%	(0.61)%	$9,215	836	%(e)
Rising Rates Opportunity 10 ProFund
January 10, 2005 through December 31, 2005(d)	$30.00	0.14	(0.37	)(f)	(0.23)	—	—	—	—	$29.77	(0.77	)%(e)	2.74%	2.74%	0.49%	$1,205	—	(e)
Rising Rates Opportunity ProFund
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(d)	$30.00	(0.27)	(5.23)		(5.50)	—	—	—	—	$24.50	(18.33	)%(e)	2.94%	2.94%	(1.56)%	$1,956	—	(e)
Rising U.S. Dollar ProFund
February 17, 2005 through December 31, 2005(d)	$30.00	0.30	2.61		2.91	—	(0.20)	—	(0.20)	$32.71	9.69	%(e)	2.44%	2.37%	1.05%	$443	—	(e)
Falling U.S. Dollar ProFund
February 17, 2005 through December 31, 2005(d)	$30.00	0.16	(2.83)		(2.67)	(0.18)	—	—	(0.18)	$27.15	(8.90	)%(e)	3.13%	2.88%	0.59%	$3,607	—	(e)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(d)	Period from commencement of operations.
(e)	Not annualized for periods less than one year.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(a)	Net Expenses(a)	Net Investment Income (Loss)(a)	Net Assets, End of Period (000’s)
Money Market ProFund
Year Ended December 31, 2005	$1.000	0.014		—	(b)	0.014		(0.014)	(0.014)	$1.000	1.45%	1.85%	1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001		—	(b)	0.001		(0.001)	(0.001)	$1.000	0.08%	1.33%	1.33%	0.08%	$62,857
Year Ended December 31, 2003	$1.000	—	(b)	—	(b)	—	(b)	— (b)	— (b)	$1.000	0.05%	1.18%	1.18%	0.06%	$105,320
Year Ended December 31, 2002	$1.000	0.001	(c)	—		0.001		(0.001)	(0.001)	$1.000	0.06%	1.78%	1.72%	0.06%	$173,646
Year Ended December 31, 2001	$1.000	0.022		—		0.022		(0.022)	(0.022)	$1.000	2.26%	2.06%	2.06%	2.39%	$100,175

(a)	Per share amounts and percentages include the expense allocation of the Scudder Cash Management Portfolio Master Fund.
(b)	Amount is less than $0.0005.
(c)	Per share net investment income (loss) has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

December 31, 2005

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of December 31, 2005 was approximately 6.3%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the Money Market ProFund’s financial statements. The significant accounting policies of the Portfolio are disclosed in the notes to financial statements of the Portfolio.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the ProFunds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds. In addition, in the normal course of business, ProFunds enter into contracts with their vendors and others that provide for general indemnifications. ProFunds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts generally will be valued at their last sale price prior to that time at which the ProFund determines its net assets value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds is monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

When-Issued Securities

The Funds may purchase securities on a when-issued basis. These securities are subject to market fluctuation and no interest accrues to the purchaser during the period from the date of the transaction to delivery of the securities. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued securities. As of December 31, 2005, the Funds did not hold any when-issued securities.

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2005 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. A ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operation is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment adviser for each of the additional 40 active ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

The Money Market ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the Money Market ProFund accrues its own expenses.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund, U.S. Government Plus ProFund and Money Market ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund and Money Market ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The non-money market ProFunds utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap, UltraShort Small-Cap, UltraShort Dow 30, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax fiscal year end of October 31st. The remaining ProFunds use the calendar year end.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds. Deutsche Asset Management, Inc. is the investment advisor to the Portfolio in which the Money Market ProFund invests its assets. The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement the non-money market ProFunds (excluding OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund, of 0.75%. The OTC ProFund, UltraJapan ProFund and U.S. Government Plus ProFund pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.70%, 0.90% and 0.50%, respectively.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust paid BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds for such services, excluding payments received under the Distribution and Service Agreement. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS receives an annual fee based on the ProFunds and Access One Trusts aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each non-money market ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets. Under this agreement, the Advisor may receive 0.35% of the Money Market ProFund’s average daily net assets for providing feeder fund management and administrative services to the Money Market ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

Under a Distribution and Service Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers, including ProFund Advisors LLC, (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the year ended December 31, 2005, the Advisor was reimbursed $323,497 for expenses incurred under the Distribution and Service Plan.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts for the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the year ended December 31, 2005 in order to limit the annual operating expenses as follows:

	Investor Class	Service Class
Bull ProFund	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%
OTC ProFund	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%
Large-Cap Growth ProFund	1.68%	2.68%
Mid-Cap Value ProFund	1.95%	2.95%
Mid-Cap Growth ProFund	1.68%	2.68%
Small-Cap Value ProFund	1.95%	2.95%
Small-Cap Growth ProFund	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%
Bear ProFund	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%
Short OTC ProFund	1.95%	2.95%
UltraBear ProFund	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.68%	2.68%
UltraShort Small-Cap ProFund	1.95%	2.95%

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

	Investor Class	Service Class
UltraShort Dow 30 ProFund	1.95%	2.95%
UltraShort OTC ProFund	1.95%	2.95%
Banks UltraSector ProFund	1.68%	2.68%
Basic Materials UltraSector ProFund	1.68%	2.68%
Biotechnology UltraSector ProFund	1.68%	2.68%
Consumer Goods UltraSector ProFund	1.68%	2.68%
Consumer Services UltraSector ProFund	1.68%	2.68%
Financials UltraSector ProFund	1.68%	2.68%
Health Care UltraSector ProFund	1.68%	2.68%
Industrials UltraSector ProFund	1.68%	2.68%
Internet UltraSector ProFund	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.68%	2.68%
Precious Metals UltraSector ProFund	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%
Semiconductor UltraSector ProFund	1.95%	2.95%
Technology UltraSector ProFund	1.68%	2.68%
Telecommunications UltraSector ProFund	1.68%	2.68%
Utilities UltraSector ProFund	1.68%	2.68%
Short Oil & Gas ProFund	1.95%	2.95%
Short Real Estate ProFund	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%
Rising Rates Opportunity ProFund	1.95%	2.95%
Rising U.S. Dollar ProFund	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were waived/reimbursed. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed any expense limitation in place at that time. As of December 31, 2005, the reimbursements that may potentially be made by the ProFunds are as follows:

	Expires 2006	Expires 2007	Expires 2008
Mid-Cap Growth ProFund	$13,816	$—	$—
UltraShort Mid-Cap ProFund	—	—	5,959
UltraShort Dow 30 ProFund	—	5,287	—
Banks UltraSector ProFund	36,518	—	29,580
Basic Materials UltraSector ProFund	14,154	—	—
Consumer Goods UltraSector ProFund	—	22,830	38,102
Consumer Services UltraSector ProFund	—	37,439	47,195
Financials UltraSector ProFund	17,346	—	14,841
Health Care UltraSector ProFund	37,216	1,924	—
Industrials UltraSector ProFund	—	—	50,970
Pharmaceuticals UltraSector ProFund	11,723	—	—
Technology UltraSector ProFund	15,830	—	10,526
Telecommunications UltraSector ProFund	25,088	—	29,278
Utilities UltraSector ProFund	16,827	—	—
Falling U.S. Dollar ProFund	—	—	21,966

During the period ended December 31, 2005, the Advisor voluntarily waived additional fees of $34,660 for the Rising U.S. Dollar ProFund and $8,405 for the Falling U.S. Dollar ProFund in order to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales
Bull ProFund	$313,346,056	$332,039,843
Mid-Cap ProFund	364,671,753	364,610,083
Small-Cap ProFund	312,918,347	341,922,092
OTC ProFund	373,581,822	441,578,741
Large-Cap Value ProFund	223,383,332	246,866,858
Large-Cap Growth ProFund	234,604,796	233,086,322
Mid-Cap Value ProFund	463,707,101	521,288,744
Mid-Cap Growth ProFund	323,723,869	300,910,385
Small-Cap Value ProFund	333,464,364	486,176,021
Small-Cap Growth ProFund	318,182,172	432,857,630
Europe 30 ProFund	180,849,369	181,132,467
UltraBull ProFund	909,646,705	931,407,109
UltraMid-Cap ProFund	394,462,054	381,809,741
UltraSmall-Cap ProFund	531,398,554	669,137,827
UltraDow 30 ProFund	113,655,463	131,051,748
UltraOTC ProFund	555,619,144	679,784,877
Banks UltraSector ProFund	32,287,438	35,962,555
Basic Materials UltraSector ProFund	106,340,462	79,419,015
Biotechnology UltraSector ProFund	191,516,959	178,079,891
Consumer Goods UltraSector ProFund	22,017,953	25,620,019
Consumer Services UltraSector ProFund	12,887,355	14,364,020
Financials UltraSector ProFund	87,051,034	52,571,555
Health Care UltraSector ProFund	106,140,885	102,220,598
Industrials UltraSector ProFund	10,954,829	11,166,635
Internet UltraSector ProFund	197,321,653	245,277,399
Mobile Telecommunications UltraSector ProFund	135,390,921	178,041,842
Oil & Gas UltraSector ProFund	399,189,042	357,950,939
Pharmaceuticals UltraSector ProFund	57,840,886	56,870,341
Real Estate UltraSector ProFund	292,291,738	323,157,970
Semiconductor UltraSector ProFund	173,355,139	176,430,290
Technology UltraSector ProFund	65,318,911	62,198,140
Telecommunications UltraSector ProFund	28,997,793	33,985,975
Utilities UltraSector ProFund	223,751,546	209,738,960

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$898,354,043	$861,193,112

5.	Concentration Risk

Each UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, UltraShort Dow 30 ProFund and UltraDow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Europe 30 ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005 (except as noted below), the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total
Bull ProFund	$—	$—	$3,687,291	$1,992,681	$16,069,051	$5,754,932	$—	$27,503,955
OTC ProFund*	—	—	—	—	—	—	2,965,060	2,965,060
Large-Cap Value ProFund*	—	—	—	—	4,158,749	—	—	4,158,749
Large-Cap Growth ProFund*	—	—	—	—	—	220,453	720,797	941,250
Mid-Cap Growth ProFund*	—	—	—	—	—	578,729	—	578,729
Europe 30 ProFund	—	—	1,300,689	367,681	150,951	—	—	1,819,321
UltraBull ProFund	—	—	31,055,400	40,128,771	—	—	—	71,184,171
UltraMid-Cap ProFund*	—	—	9,811,863	9,759,870	4,387,266	2,891,942	—	26,850,941
UltraSmall-Cap ProFund*	—	—	—	13,556,168	—	—	—	13,556,168
UltraDow 30 ProFund*	—	—	—	—	—	1,534,118	—	1,534,118
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	26,502,881	1,452,576,734
Bear ProFund	—	—	—	—	17,600,174	5,859,240	2,519,310	25,978,724
Short Small-Cap ProFund*	—	—	—	—	23,029,868	13,609,742	5,119,102	41,758,712
Short OTC ProFund*	—	—	—	202,576	12,957,772	11,685,825	2,037,409	26,883,582
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	20,852,796	132,218,708
UltraShort Mid-Cap ProFund*	—	—	—	—	—	2,198,641	2,995,645	5,194,286
UltraShort Small-Cap ProFund*	—	—	—	—	—	27,408,893	27,792,042	55,200,935
UltraShort Dow 30 ProFund*	—	—	—	—	—	324,693	1,295,907	1,620,600
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	21,312,254	297,875,355
Banks UltraSector ProFund*	—	—	—	—	—	312,241	—	312,241
Basic Materials UltraSector ProFund*	—	—	43,782	3,176,290	201,408	239,714	3,325,467	6,986,661
Biotechnology UltraSector ProFund*	—	—	3,994,061	5,470,800	663,988	1,378,292	—	11,507,141
Consumer Goods UltraSector ProFund*	—	—	—	—	—	288,908	—	288,908
Consumer Services UltraSector ProFund*	—	—	—	—	—	145,749	—	145,749
Financials UltraSector ProFund*	—	2,513,967	5,060,053	404,797	868,632	1,141,098	246,857	10,235,404
Health Care UltraSector ProFund*	—	—	655,554	5,272,420	577,068	938,752	—	7,443,794
Industrials UltraSector ProFund*	—	—	—	—	—	3,835,326	—	3,835,326

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total
Internet UltraSector ProFund*	$—	$—	$—	$1,881,473	$—	$6,572,961	$—	$8,454,434
Pharmaceuticals UltraSector ProFund*	—	1,785,536	1,213,236	1,731,479	2,203,059	1,307,698	481,679	8,722,687
Real Estate UltraSector ProFund*	—	—	—	1,545,131	—	8,924,281	—	10,469,412
Semiconductor UltraSector ProFund*	—	—	1,714,066	3,163,744	—	12,540,443	3,424,745	20,842,998
Technology UltraSector ProFund*	—	—	4,614,661	3,453,943	—	1,316,092	—	9,384,696
Telecommunications UltraSector ProFund*	—	—	2,778,513	355,821	1,612,185	—	—	4,746,519
Short Real Estate ProFund*	—	—	—	—	—	—	588,969	588,969
Rising Rates Opportunity ProFund*	—	—	—	—	—	69,372,045	71,359,904	140,731,949
Falling U.S. Dollar ProFund*	—	—	—	—	—	—	1,459,798	1,459,798

*	Information reflected as of the ProFund’s tax year end of October 31, 2005.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2006:

Post-October Losses
Europe 30 ProFund	$124,416
UltraOTC ProFund	10,114,374
UltraJapan ProFund	1,252,032
Bear ProFund	2,343,876
UltraBear ProFund	11,122,357
UltraShort OTC ProFund	22,732,607

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:

	Ordinary Income	Net Long-Term Gains	Tax Return of Capital	Total Distributions Paid
Bull ProFund	$336,264	$—	$—	$336,264
Mid-Cap ProFund	202,981	771,219	—	974,200
OTC ProFund	189,487	—	—	189,487
Large-Cap Value ProFund	156,944	—	—	156,944
Mid-Cap Value ProFund	1,282,767	237,651	—	1,520,418
Europe 30 ProFund	37,142	—	—	37,142
UltraBull ProFund	378,511	—	—	378,511
UltraMid-Cap ProFund	15,371	—	—	15,371
UltraSmall-Cap ProFund	880,880	—	—	880,880
UltraDow 30 ProFund	262,859	—	—	262,859
Bear ProFund	560,268	—	20,207	580,475
Short Small-Cap ProFund	507,677	—	—	507,677
Short OTC ProFund	366,726	—	—	366,726
UltraBear ProFund	2,014,007	—	34,179	2,048,186
UltraShort Mid-Cap ProFund	167,229	—	—	167,229
UltraShort Small-Cap ProFund	2,451,249	—	—	2,451,249
UltraShort Dow 30 ProFund	231,273	—	—	231,273
UltraShort OTC ProFund	3,350,593	—	594,485	3,945,078
Banks UltraSector ProFund	57,314	—	—	57,314

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

	Ordinary Income	Net Long-Term Gains	Tax Return of Capital		Total Distributions Paid
Basic Materials UltraSector ProFund	$50,078	$—	$		$50,078
Consumer Goods UltraSector ProFund	20,773	—		—	20,773
Financials UltraSector ProFund	121,380	—		—	121,380
Industrials UltraSector ProFund	1,021	—		—	1,021
Mobile Telecommunications UltraSector ProFund	339,541	107,197		—	446,738
Pharmaceuticals UltraSector ProFund	102,808	—		—	102,808
Real Estate UltraSector ProFund	291,222	—		—	291,222
Technology UltraSector ProFund	50,743	—		—	50,743
Telecommunications UltraSector ProFund	97,406	—		—	97,406
Short Oil & Gas ProFund	496,364	—		—	496,364
Short Real Estate ProFund	265,594	—		—	265,594
U.S. Government Plus ProFund	1,142,901	—		—	1,142,901
Rising Rates Opportunity 10 ProFund	128,366	—		—	128,366
Rising Rates Opportunity ProFund	8,049,416	—		—	8,049,416
Rising U.S. Dollar ProFund	795,791	31,112		—	826,903
Falling U.S. Dollar ProFund	231,006	—		—	231,006
Money Market ProFund	14,522,591	—		—	14,522,591

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
Bull ProFund	$300,069	$—	$300,069	$—	$300,069
Mid-Cap ProFund	—	215,757	215,757	—	215,757
Small-Cap ProFund	1,170,700	268,426	1,439,126	—	1,439,126
Large-Cap Value ProFund	55,256	—	55,256	—	55,256
Small-Cap Value ProFund	501,168	201,499	702,667	—	702,667
Europe 30 ProFund	16,536	—	16,536	—	16,536
UltraBull ProFund	563,893	—	563,893	—	563,893
UltraDow 30 ProFund	61,879	—	61,879	—	61,879
Banks UltraSector ProFund	67,636	—	67,636	—	67,636
Consumer Goods UltraSector ProFund	21,733	—	21,733	—	21,733
Financials UltraSector ProFund	5,823	—	5,823	—	5,823
Oil & Gas UltraSector ProFund	1,132,443	4,434	1,136,877	—	1,136,877
Real Estate UltraSector ProFund	1,130,074	—	1,130,074	218,993	1,349,067
Technology UltraSector ProFund	60,017	—	60,017	—	60,017
Telecommunications UltraSector ProFund	62,836	—	62,836	—	62,836
Utilities UltraSector ProFund	137,668	—	137,668	—	137,668
U.S. Government Plus ProFund	2,822,740	—	2,822,740	—	2,822,740
Money Market ProFund	2,930,387	—	2,930,387	—	2,930,387

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bull ProFund	$7,066	$—	$—	$(27,503,955)	$(1,726,984)	$(29,223,873)
Mid-Cap ProFund	279,446	716,106	—	—	7,657,049	8,652,601
Small-Cap ProFund	2,995,193	699,645	—	—	(1,327,764)	2,367,074
OTC ProFund	(91,012)	—	—	(2,258,973)	4,445,569	2,095,584
Large-Cap Value ProFund	(14,273)	—	—	(3,495,011)	2,040,846	(1,468,438)
Large-Cap Growth ProFund	1,467	—	—	(859,941)	159,124	(699,350)
Mid-Cap Value ProFund	(11,565)	779,183	—	—	2,743,313	3,510,931
Mid-Cap Growth ProFund	24,586	114,356	—	—	1,808,758	1,947,700
Small-Cap Value ProFund	(73,764)	—	—	(222,673)	(1,149,732)	(1,446,169)

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Small-Cap Growth ProFund	$365,229	$26,137	$—	$—	$2,944,172	$3,335,538
Europe 30 ProFund	758	—	—	(1,943,737)	132,501	(1,810,478)
UltraBull ProFund	139,985	—	—	(71,184,172)	(19,255,437)	(90,299,624)
UltraMid-Cap ProFund	(17,819)	—	—	(19,091,465)	10,244,767	(8,864,517)
UltraSmall-Cap ProFund	1,068,895	874,029	—	—	(3,224,960)	(1,282,036)
UltraDow 30 ProFund	1,938	—	—	(455,389)	1,740,608	1,287,157
UltraOTC ProFund	—	—	—	(1,462,691,110)	(189,181,208)	(1,651,872,318)
UltraJapan ProFund	22,393,166	69,160,238	—	(1,252,032)	(27,595)	90,273,777
Bear ProFund	—	—	—	(28,322,600)	139,987	(28,182,613)
Short Small-Cap ProFund	(7,792)	—	—	(44,767,064)	266,664	(44,508,192)
Short OTC ProFund	33,028	—	—	(28,585,420)	1,035,632	(27,516,760)
UltraBear ProFund	—	—	—	(143,341,066)	432,134	(142,908,932)
UltraShort Mid-Cap ProFund	(19,170)	—	—	(7,199,154)	17,803	(7,200,521)
UltraShort Small-Cap ProFund	(160,208)	—	—	(83,187,269)	2,324,952	(81,022,525)
UltraShort Dow 30 ProFund	(17,222)	—	—	(3,492,800)	233,343	(3,276,679)
UltraShort OTC ProFund	—	—	—	(320,607,962)	3,723,539	(316,884,423)
Banks UltraSector ProFund	171,550	1,587	—	—	184,656	357,793
Basic Materials UltraSector ProFund	64,923	—	—	(5,683,399)	320,688	(5,297,788)
Biotechnology UltraSector ProFund	(60,585)	—	—	(9,415,774)	2,791,112	(6,685,247)
Consumer Goods UltraSector ProFund	884	—	—	(241,251)	(56,043)	(296,410)
Consumer Services UltraSector ProFund	418	—	—	(129,372)	(42,630)	(171,584)
Financials UltraSector ProFund	34,955	—	—	(8,361,132)	647,998	(7,678,179)
Health Care UltraSector ProFund	(973)	—	—	(6,857,858)	(44,505)	(6,903,336)
Industrials UltraSector ProFund	882	—	—	(3,800,287)	(43,864)	(3,843,269)
Internet UltraSector ProFund	(104,602)	—	—	(3,462,722)	5,474,192	1,906,868
Mobile Telecommunications UltraSector ProFund	371,223	104,217	—	—	222,347	697,787
Oil & Gas UltraSector ProFund	5,976,395	—	—	—	16,976,508	22,952,903
Pharmaceuticals UltraSector ProFund	76,144	—	—	(7,961,150)	(1,568,853)	(9,453,859)
Precious Metals UltraSector ProFund	25,081,726	—	—	—	4,363,491	29,445,217
Real Estate UltraSector ProFund	(737,719)	—	—	(9,409,671)	999,894	(9,147,496)
Semiconductor UltraSector ProFund	(26,768)	—	—	(18,690,572)	(4,475,822)	(23,193,162)
Technology UltraSector ProFund	(14,689)	—	—	(8,716,609)	(595,153)	(9,326,451)
Telecommunications UltraSector ProFund	(76,745)	—	—	(4,681,236)	(187,503)	(4,945,484)
Utilities UltraSector ProFund	320,818	56,404	—	—	2,539,259	2,916,481
Short Oil & Gas ProFund	(18,351)	—	—	(1,715,237)	101,904	(1,631,684)
Short Real Estate ProFund	8,098	—	—	(4,826,141)	858,283	(3,959,760)
U.S. Government Plus ProFund	14,720	—	—	—	37,955	52,675
Rising Rates Opportunity 10 ProFund	(27,616)	—	—	(10,648)	13,678	(24,586)
Rising Rates Opportunity ProFund	1,306,363	—	—	(147,866,619)	810,647	(145,749,609)
Rising U.S. Dollar ProFund	161,273	233,935	—	—	(151,805)	243,403
Falling U.S. Dollar ProFund	3,601	—	—	(1,930,318)	53,769	(1,872,948)
Money Market ProFund	29,485	—	—	—	—	29,485

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2005

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$108,906,437	$—	$(1,726,984)	$(1,726,984)
Mid-Cap ProFund	113,177,437	8,573,738	(965,279)	7,608,459
Small-Cap ProFund	157,792,727	1,906,710	(2,969,147)	(1,062,437)
OTC ProFund	56,023,973	4,918,966	(432,635)	4,486,331
Large-Cap Value ProFund	35,361,741	2,378,946	(339,798)	2,039,148
Large-Cap Growth ProFund	21,385,583	—	157,426	157,426
Mid-Cap Value ProFund	34,432,667	3,019,263	(278,488)	2,740,775
Mid-Cap Growth ProFund	51,168,094	2,189,238	(383,018)	1,806,220
Small-Cap Value ProFund	27,629,908	—	(1,152,590)	(1,152,590)
Small-Cap Growth ProFund	27,435,269	3,006,739	(253,328)	2,753,411
Europe 30 ProFund	52,452,538	503,253	(370,752)	132,501
UltraBull ProFund	176,955,538	—	(18,699,227)	(18,699,227)
UltraMid-Cap ProFund	122,413,248	8,500,971	(255,279)	8,245,692
UltraSmall-Cap ProFund	154,146,871	139,784	(4,252,831)	(4,113,047)
UltraDow 30 ProFund	30,327,470	1,962,136	(95,301)	1,866,835
UltraOTC ProFund	587,263,917	—	(184,018,235)	(184,018,235)
UltraJapan ProFund	441,386,750	—	—	—
Bear ProFund	30,918,400	—	—	—
Short Small-Cap ProFund	16,180,900	—	—	—
Short OTC ProFund	30,615,320	—	—	—
UltraBear ProFund	87,190,400	—	—	—
UltraShort Mid-Cap ProFund	9,101,718	—	—	—
UltraShort Small-Cap ProFund	119,759,800	—	—	—
UltraShort Dow 30 ProFund	16,051,348	—	—	—
UltraShort OTC ProFund	170,025,920	—	—	—
Banks UltraSector ProFund	7,212,832	313,199	(9,843)	303,356
Basic Materials UltraSector ProFund	46,715,209	976,631	(269,246)	707,385
Biotechnology UltraSector ProFund	48,986,349	3,541,037	(33,577)	3,507,460
Consumer Goods UltraSector ProFund	1,673,124	—	(35,840)	(35,840)
Consumer Services UltraSector ProFund	427,382	—	(35,386)	(35,386)
Financials UltraSector ProFund	53,934,721	1,503,648	(154,064)	1,349,584
Health Care UltraSector ProFund	20,228,861	371,882	(117,588)	254,294
Industrials UltraSector ProFund	2,378,933	—	(24,054)	(24,054)
Internet UltraSector ProFund	55,205,898	7,206,489	(132,898)	7,073,591
Mobile Telecommunications UltraSector ProFund	23,882,649	870,275	(293,142)	577,133
Oil & Gas UltraSector ProFund	112,985,105	19,178,645	(61,124)	19,117,521
Pharmaceuticals UltraSector ProFund	18,644,839	—	(1,255,516)	(1,255,516)
Precious Metals UltraSector ProFund	134,688,000	—	—	—
Real Estate UltraSector ProFund	9,739,672	1,155,242	(3,295)	1,151,947
Semiconductor UltraSector ProFund	39,435,265	—	(3,425,952)	(3,425,952)
Technology UltraSector ProFund	19,291,886	—	(220,043)	(220,043)
Telecommunications UltraSector ProFund	3,031,705	—	(158,295)	(158,295)
Utilities UltraSector ProFund	38,635,442	3,016,929	(64,233)	2,952,696
Short Oil & Gas ProFund	7,040,000	—	—	—
Short Real Estate ProFund	58,339,000	—	—	—
U.S. Government Plus ProFund	91,217,949	194,742	(71,972)	122,770
Rising Rates Opportunity 10 ProFund	13,506,579	—	—	—
Rising Rates Opportunity ProFund	409,037,249	—	—	—
Rising U.S. Dollar ProFund	61,121,000	—	—	—
Falling U.S. Dollar ProFund	19,985,000	—	—	—
Money Market ProFund	628,224,851	—	—	—

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments (the summary schedules of portfolio investments for Bull ProFund, Small-Cap ProFund, UltraBull ProFund and UltraSmall-Cap ProFund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund and Money Market ProFund (separate portfolios of ProFunds, hereinafter referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year or period then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 27, 2006

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2005, qualify for the corporate dividends received deduction for the following Funds:

Dividends Received Deduction
Bull ProFund	100.00%
Mid-Cap ProFund	100.00%
OTC ProFund	100.00%
Large-Cap Value ProFund	100.00%
Mid-Cap Value ProFund	90.97%
UltraBull ProFund	100.00%
UltraMid-Cap ProFund	100.00%
UltraSmall-Cap ProFund	56.15%
UltraDow 30 ProFund	100.00%
Banks UltraSector ProFund	100.00%
Basic Materials UltraSector ProFund	100.00%
Consumer Goods UltraSector ProFund	100.00%
Financials UltraSector ProFund	100.00%
Industrials UltraSector ProFund	100.00%
Mobile Telecommunications UltraSector ProFund	63.61%
Pharmaceuticals UltraSector ProFund	100.00%
Technology UltraSector ProFund	88.99%
Telecommunications UltraSector ProFund	71.30%

Board Approval of Investment Advisory Agreements (unaudited)

Under an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), the Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor also performs certain administrative services on behalf of the Funds pursuant to a separate agreement.

The Board unanimously approved the renewal of the Advisory Agreement with respect to each Fund at a meeting held on September 21, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the investment performance of each Fund and the Advisor; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that Fund shareholders have a broad range of investment options available to them and had chosen to invest in Funds managed by the Advisor. In addition, the Board was mindful of the potential disruption to Fund operations and various risks, known and unknown, that could occur as a result of a decision not to renew the Advisory Agreement.

In determining whether it was appropriate to renew the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution, compliance and audit reports respecting the Funds (including communications from regulatory agencies) and developments in the financial services industry. The Board receives and reviews much of this information during each regular meeting and receives additional reports in connection with the meeting(s) at which the formal review of the Advisory Agreement occurs. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services — The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding the allocation of fund brokerage and the highly competitive rates at which the Advisor was able to obtain transaction execution. Finally, the Board reviewed the compliance activities of the Advisor.

Based upon its review, the Board concluded that the nature, quality and extent of the investment advisory services provided by the Advisor were appropriate, consistent with the terms of the Advisory Agreement, that the high quality of services will benefit Fund shareholders, particularly in light of the nature of the Funds, the services required to support them, and the benefits of investing in a large family of funds with the flexibility of an expansive choice of investment options.

Investment Performance — The Board reviewed information regarding the short and long term performance of each Fund relative to relevant indices and peers as well as each Fund’s correlation to its daily benchmark. They discussed the Advisor’s ongoing efforts to further enhance performance and correlation. The Board determined that long-term performance, although helpful, was not a primary factor in their consideration given the Funds’ daily investment objectives. The Board concluded that the correlation of each Fund to its benchmark and comparison of that correlation to peer funds with similar daily investment objectives were a particularly useful indicator of how well the Advisor was executing the Funds’ investment programs. The Board concluded that the Advisor’s history of strong correlation and performance suggested that the Advisor was performing well and that its continued management of the Funds will benefit each Fund and its shareholders.

Cost of services and profitability — The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that they operate in a small market segment. Notwithstanding, the Board found such comparisons useful given the competitive landscape in the mutual fund industry. The Board also considered the Advisor’s performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it does not obtain research or other services in return for allocating brokerage.

The Board also reviewed financial information about the Advisor, including reports summarizing the compensation derived from the Advisor’s relationships with the Funds, individually and in the entirety. The Board also reviewed information regarding the expense limitation agreement, including historic fee waivers, reimbursements and the Advisor’s recoupement of or potential to recoup amounts previously waived or reimbursed. The Board, including the independent Trustees, considered analyses of the Advisor’s profitability and/or costs across all Funds, as well as indications of profitability on a fund-by-fund basis. Management reviewed the methodologies and allocations used to prepare the analyses. The Board determined that, although other methodologies and allocations may also be reasonable, the Advisor’s methodologies and allocations were reasonable. The Board considered the information presented by the Advisor and determined that fund-by-fund profitability was a relatively minor consideration especially given the difficulty of estimating the cost of performing services to a particular Fund in light of how the Funds are structured and serviced, and the fact that such analyses required artificial assumptions regarding the allocation of costs and resources. Based on the information that it reviewed, the Board concluded that the profitability to the Advisor of all Funds in the aggregate and of each Fund individually was reasonable. The Board also considered the financial condition of the Advisor, which they found to be sound.

The Board, including the independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the fees paid by other investment companies, including funds offering services similar in nature and extent to those of the Funds and were consistent with the Advisor’s fiduciary duty with respect to the receipt of such fees.

Potential Economies of Scale — The Board discussed with representatives of the Advisor the existing and potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ extreme asset volatility may offset such economies. The Board also noted that the Funds share in certain economies of scale through lower charges of third party service providers based on the combined scale of all of the Funds. The Trustees determined that there were few economies of scale to share with the Funds under the Investment Advisory Agreement at current asset levels in the individual funds and that, in light of these factors, reductions in advisory fee rates or the addition of breakpoints was not warranted. The Board determined that it would continue to assess asset levels of each of the Funds to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion — Based upon its evaluation, including their consideration of each of the factors noted above, the Board and the independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be renewed.

PROFUNDS

Trustees and Officers of ProFunds

(Unaudited)

Name, Address and Birth Date	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios** in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1957	Trustee	Indefinite: October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): President (2004 to present); Managing Director (March 1993 to 2004)	Access One Trust (5) ProFunds (91)	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1961	Trustee	Indefinite: October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	Access One Trust (5) ProFunds (91)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir*** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Trustee	Indefinite: April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	Access One Trust (5) ProFunds (91)

*	Each Trustee serves an indefinite term, until his or her successor is elected.
**	Represents number of operational portfolios in Fund complex overseen by Trustee.
***	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

182

PROFUNDS

Trustees and Officers of ProFunds (continued)

(Unaudited)

Name, Address and Birth Date	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Chairman	Indefinite: April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1962	President	Indefinite: February 2003 to present	President of the Advisor (May 1997 to present)

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1966	Secretary	Indefinite: February 2003 to present	Vice President and General Counsel of the Advisor (January 2005 to present); Vice President and Chief Legal Counsel of the Advisor (July 2001 to December 2004); GE Investment Management Inc; Vice President and Associate General Counsel (April 1998 to June 2001)

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 1958	Chief Compliance Officer	Indefinite: September 2004 to present	Counsel and Chief Compliance Officer to the Advisor (October 2002 to present); Counsel, Compliance Officer and Assistant Secretary—Calvert Group, Ltd. (January 1999 to October 2002)

Troy A. Sheets 3435 Stelzer Road Columbus, Ohio 43219 Birth Date: 1971	Treasurer	Indefinite: June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002)

John Danko 3435 Stelzer Road Columbus, Ohio 43219 Birth Date: 1967	Vice President	Indefinite: August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

183

Cash Management Portfolio	Portfolio Summary

Asset Allocation	12/31/05	12/31/04
Commercial Paper	32%	36%
Certificates of Deposit and Bank Notes	27%	23%
Short Term Notes	21%	20%
Repurchase Agreements	7%	3%
Time Deposit	4%	5%
Promissory Notes	4%	3%
Funding Agreements	3%	3%
US Government Sponsored Agencies†	1%	4%
Master Notes	1%	2%
Asset Backed	—	1%

	100%	100%

†	Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Cash Management Portfolio	47 days	32 days
First Tier Institutional Money Fund Average*	34 days	36 days

*	The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average—Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation is subject to change. For more complete details about the Portfolio’s holdings, see pages 185 through 187. A quarterly Fact Sheet is available upon request Information concerning portfolio holdings of the Portfolio as of month-end will be posted to moneyfunds.deam-us.db.com and www.dws.scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

184

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2005

Certificates of Deposit and Bank Notes (26.5%)
	Principal Amount	Value
Alliance & Leicester PLC, 4.02%, 9/6/2006	$35,000,000	$34,829,488
American Express Centurion Bank, 4.31%, 1/20/2006	127,000,000	127,000,000
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria SA, 4.27%, 1/9/2006	100,000,000	99,998,043
Bank of Tokyo-Mitsubishi:
4.28%, 2/10/2006	50,000,000	50,000,000
4.34%, 1/27/2006	65,000,000	65,000,000
4.34%, 1/31/2006	150,000,000	150,000,000
Barclays Bank PLC, 4.0%, 3/1/2006	80,000,000	80,000,000
Calyon:
3.27%, 3/6/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Calyon North America, Inc., 4.16%, 8/8/2006	50,000,000	50,018,509
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
Credit Agricole SA:
4.7%, 9/19/2006	40,000,000	40,000,000
4.74%, 9/28/2006	50,000,000	50,000,000
Depfa Bank PLC, 3.22%, 2/6/2006	101,000,000	101,000,000
HBOS Treasury Services PLC:
3.62%, 4/12/2006	60,000,000	60,000,000
4.25%, 2/7/2006	32,000,000	31,998,532
HSBC Bank PLC, 6.5%, 1/24/2006	11,550,000	11,573,020
HSBC Bank USA, NA, 4.26%, 2/10/2006	50,000,000	49,999,725
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Natexis Banque Populaires, 4.31%, 2/1/2006	75,000,000	75,000,000
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank, 4.3%, 1/31/2006	27,900,000	27,900,000
Northern Rock PLC, 4.31%, 1/31/2006	100,000,000	100,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	35,000,000	35,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
3.27%, 3/3/2006	86,000,000	86,000,000
4.32%, 2/1/2006	105,000,000	105,000,000
4.71%, 9/19/2006	35,000,000	35,001,224
Tango Finance Corp., 4.045%, 7/25/2006	30,000,000	29,999,158
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.71%, 5/19/2006	10,000,000	10,000,185

Certificates of Deposit and Bank Notes, continued
	Principal Amount	Value
3.72%, 6/7/2006	$50,000,000	$49,997,906
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,999,241
3.95%, 7/31/2006	40,000,000	40,000,000
UBS AG, 4.3%, 1/31/2006	100,000,000	100,000,000
UniCredito Italiano SpA:
3.73%, 4/12/2006	10,000,000	10,000,000
4.29%, 2/1/2006	50,000,000	50,000,000
Wells Fargo Bank, NA:
4.3%, 1/25/2006	203,500,000	203,498,982
4.31%, 1/20/2006	95,000,000	95,000,000
4.31%, 1/26/2006	145,400,000	145,400,000

Total Certificates of Deposit and Bank Notes (Cost $2,632,214,013)		2,632,214,013

Commercial Paper** (32.0%)
AB Spintab, 3.92%, 2/28/2006	35,000,000	34,778,956
Abbey National PLC, 4.45%, 1/3/2006	150,000,000	149,962,917
Atlantic Asset Securitization LLC, 4.32%, 1/19/2006	91,875,000	91,676,550
Atlantis One Funding Corp.:
4.22%, 2/9/2006	100,000,000	99,542,833
4.255%, 1/9/2006	70,000,000	69,933,811
4.255%, 2/16/2006	85,000,000	84,537,860
4.27%, 2/21/2006	130,000,000	129,213,608
4.31%, 1/12/2006	27,808,000	27,771,378
Cancara Asset Securitization LLC, 4.32%, 1/23/2006	35,144,000	35,051,220
CC (USA), Inc., 3.96%, 1/20/2006	50,000,000	49,895,500
Charta, LLC:
4.26%, 2/7/2006	50,000,000	49,781,083
4.35%, 1/23/2006	105,000,000	104,720,875
CIT Group, Inc., 4.21%, 2/2/2006	8,500,000	8,468,191
Compass Securitization LLC:
4.29%, 1/31/2006	50,000,000	49,821,250
4.35%, 1/23/2006	70,000,000	69,813,917
CRC Funding, LLC, 4.32%, 1/27/2006	95,000,000	94,703,600
Dorada Finance, Inc., 4.0%, 1/27/2006	51,500,000	51,351,222
Falcon Asset Securitization Corp.:
4.32%, 1/24/2006	66,687,000	66,502,944
4.32%, 1/27/2006	41,454,000	41,324,664
4.35%, 2/1/2006	61,433,000	61,202,882
4.35%, 2/2/2006	107,913,000	107,495,736
Giro Funding US Corp.:
4.14%, 1/20/2006	33,250,000	33,177,349
4.305%, 1/31/2006	50,000,000	49,820,625
Greyhawk Funding LLC:
4.22%, 2/7/2006	50,000,000	49,783,139
4.23%, 2/7/2006	38,000,000	37,834,795
Inter-American Development Bank, 4.12%, 1/31/2006	1,185,000	1,180,951
Irish Life and Permanent PLC, 4.26%, 2/8/2006	75,000,000	74,662,750
Jupiter Securitization Corp.:
4.32%, 1/23/2006	24,405,000	24,340,571
4.35%, 1/23/2006	58,105,000	57,950,538

The accompanying notes are an integral part of the financial statements.

185

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2005

Commercial Paper**, continued
	Principal Amount	Value
K2 (USA) LLC:
3.96%, 1/23/2006	$50,000,000	$49,879,000
4.0%, 1/27/2006	35,000,000	34,898,889
4.21%, 2/3/2006	13,600,000	13,547,515
Liberty Street Funding:
4.35%, 1/25/2006	45,785,000	45,652,224
4.35%, 1/31/2006	80,000,000	79,710,000
Mane Funding Corp.:
4.22%, 1/17/2006	75,000,000	74,859,333
4.31%, 1/27/2006	44,803,000	44,663,538
Nordea North America, Inc., 4.31%, 2/2/2006	36,000,000	35,862,080
Park Avenue Receivables Co., LLC, 4.34%, 1/23/2006	46,783,000	46,658,921
Perry Global Funding LLC:
Series A, 4.22%, 1/10/2006	52,325,000	52,269,797
Series A, 4.22%, 1/17/2006	35,000,000	34,934,356
Series A, 4.225%, 2/7/2006	49,069,000	48,855,925
Series A, 4.43%, 3/15/2006	74,091,000	73,425,436
Preferred Receivables Funding Corp., 4.35%, 2/1/2006	25,311,000	25,216,189
Rabobank USA Financial Corp., 4.15%, 1/3/2006	25,437,000	25,431,135
Ranger Funding Co. LLC, 4.305%, 1/27/2006	98,944,000	98,636,367
Sanofi-Aventis, 4.37%, 2/15/2006	50,000,000	49,726,875
Scaldis Capital LLC, 4.32%, 1/9/2006	49,971,000	49,923,028
Sheffield Receivables Corp.:
4.31%, 1/17/2006	6,803,000	6,789,968
4.32%, 1/23/2006	53,035,000	52,894,988
4.32%, 1/24/2006	30,000,000	29,917,200
Swedish National Housing Finance Corp., 3.925%, 3/2/2006	51,000,000	50,666,375
The Concentrate Manufacturing Co. of Ireland, 4.26%, 1/6/2006	8,400,000	8,395,030
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	30,000,000	29,838,096
Tulip Funding Corp., 4.32%, 1/18/2006	220,365,000	219,915,455
Windmill Funding Corp., 4.32%, 1/24/2006	53,750,000	53,601,650
Yorktown Capital LLC, 4.32%, 1/24/2006	35,000,000	34,903,400

TOTAL COMMERCIAL PAPER (Cost $3,177,374,485)		3,177,374,485

Master Notes (1.1%)
Bear Stearns & Co., Inc., 4.4%*, 1/3/2006(a) (Cost $110,000,000)	110,000,000	110,000,000

US Government Sponsored Agencies (1.3%)
Federal National Mortgage Association:
3.15%, 2/8/2006	32,000,000	31,985,356
4.0%, 8/8/2006	50,000,000	50,000,000
4.07%, 8/18/2006	40,000,000	40,000,000
4.371%*, 12/22/2006	10,000,000	9,994,250

Total US Government Sponsored Agencies (Cost $131,979,606)		131,979,606

Funding Agreements* (2.5%)
	Principal Amount	Value
GE Capital Assurance Co.:
2.62%, 1/25/2006	$75,000,000	$75,000,000
3.93%, 9/1/2006	60,000,000	60,000,000
New York Life Insurance Co., 4.57%, 9/19/2006	80,000,000	80,000,000
Travelers Insurance Co., 3.47%, 3/31/2006	30,000,000	30,000,000

TOTAL FUNDING AGREEMENTS (Cost $245,000,000)		245,000,000

Promissory Notes* (3.7%)
The Goldman Sachs Group, Inc.:
3.871%, 6/23/2006	140,000,000	140,000,000
4.35%, 2/16/2006	200,000,000	200,000,000
4.37%, 6/23/2006	30,000,000	30,000,000

TOTAL PROMISSORY NOTES (Cost $370,000,000)		370,000,000

Short Term Notes* (21.2%)
American Express Centurion Bank, 4.3%, 8/8/2006	30,000,000	30,000,000
Australia & New Zealand Banking Group Ltd., 4.15%, 6/23/2006	30,000,000	30,000,000
Beta Finance, Inc., 144A, 3.56%, 4/10/2006	45,000,000	45,004,021
Branch Banking & Trust Co., 3.27%, 3/15/2006	165,000,000	164,990,914
Citigroup, Inc., 4.63%, 3/20/2006	100,000,000	100,036,175
Commonwealth Bank of Australia, 4.0%, 8/24/2006	40,000,000	40,000,000
Credit Suisse:
3.98%, 9/28/2006	150,000,000	150,000,000
4.02%, 9/26/2006	93,000,000	93,000,000
4.49%, 9/26/2006	90,000,000	90,000,000
Greenwich Capital Holdings, Inc., 3.64%, 4/4/2006	75,000,000	75,000,000
Harris Trust & Savings Bank, 4.07%, 2/2/2006	30,000,000	29,999,869
HSBC Finance Corp., 4.02%, 3/24/2006	25,000,000	25,000,000
International Business Machines Corp., 4.329%, 3/8/2006	66,000,000	66,000,000
M&I Marshall & Ilsley Bank, 4.349%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
4.12%, 1/4/2006	35,000,000	35,000,000
4.349%, 9/15/2006	35,000,000	35,000,000
Morgan Stanley, 4.29%, 7/10/2006	225,000,000	225,000,000
Nationwide Building Society, 144A, 4.41%, 1/13/2006	45,000,000	45,001,108
Pfizer Investment Capital PLC, 4.329%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskila Banken, 4.38%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 4.19%, 4/28/2006	250,000,000	250,000,000
Tango Finance Corp., 144A, 4.32%, 2/10/2006	25,000,000	24,999,733

The accompanying notes are an integral part of the financial statements.

186

Cash Management Portfolio	Schedule of Portfolio Investments December 31, 2005

Short Term Notes*, continued
	Principal Amount	Value
UniCredito Italiano SpA:
3.96%, 6/30/2006	$75,000,000	$74,981,298
4.01%, 10/4/2006	100,000,000	99,963,152
4.34%, 2/28/2006	150,000,000	149,991,003
4.43%, 6/14/2006	75,000,000	74,975,571

TOTAL SHORT TERM NOTES (Cost $2,109,942,844)		2,109,942,844

Time Deposit (4.3%)
Bank of Montreal, 3.375%, 1/3/2006	125,000,000	125,000,000
National Australia Bank Ltd., 3.5%, 1/3/2006	113,800,000	113,800,000
Nordia Bank AB, 3.5%, 1/3/2006	183,707,041	183,707,041

TOTAL TIME DEPOSIT (Cost $422,507,041)		422,507,041

Repurchase Agreements (7.0%)
Banc of America Securities LLC, 4.27%, dated 12/30/2005, to be repurchased at $88,201,973 on 1/3/2006(b)	88,160,146	88,160,146
Countrywide Securities Corp., 4.29%, dated 12/30/2005, to be repurchased at $500,238,333 on 1/3/2006(c)	500,000,000	500,000,000
JPMorgan Securities, Inc., 3.45%, dated 12/30/2005, to be repurchased at $7,657,239 on 1/3/2006(d)	7,654,305	7,654,305
UBS Securities LLC, 4.3%, dated 12/30/2005, to be repurchased at $100,047,778 on 1/3/2006(e)	100,000,000	100,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $695,814,451)		695,814,451

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $9,894,832,440)†	99.6	9,894,832,440
Other Assets and Liabilities, Net	0.4	36,533,278

NET ASSETS	100.0	9,931,365,718

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $9,894,832,440.
(a)	Reset date; not a maturity date.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,875,461	Federal Home Loan Mortgage Corp.	4.5- 5.5	12/1/2020- 8/1/2035	50,193,283
40,459,637	Federal National Mortgage Association	5.0- 5.5	3/1/2020- 8/1/2035	40,611,667

	Total Collateral Value			$90,804,950

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,665,000	Federal Home Loan Bank	3.25- 4.625	8/2/2007- 3/16/2015	2,673,765
122,027,394	Federal Home Loan Mortgage Corp.	3.567- 6.5	9/1/2015- 12/1/2035	121,413,094
380,381,976	Federal National Mortgage Association	3.204- 8.0	12/1/2012- 1/1/2036	384,727,343
4,009,815	Government National Mortgage Association	4.5	2/15/2018	3,951,909

	Total Collateral Value			$512,766,111

(d)	Collateralized by $8,285,000 US Treasury Note, STRIPS, maturing on 5/15/2007 with a value of $ 7,810,021.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
70,078,848	Federal National Mortgage Association, STRIPS, Interest Only	4.5	12/1/2035	10,719,961
124,185,206	Federal National Mortgage Association, STRIPS, Principal Only	—	4/1/2032- 2/1/2035	92,281,814

	Total Collateral Value			$103,001,775

144A: Security	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.
Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate	Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

187

Cash Management Portfolio

Statement of Assets and Liabilities
As of December 31, 2005
Assets
Investments in securities, at amortized cost	$9,894,832,440
Cash	2,287,298
Interest receivable	35,125,218
Other assets	549,276

Total assets	9,932,794,232

Liabilities
Accrued advisory fee	1,013,976
Accrued administrator service fee	409,043
Other accrued expenses and payables	5,495

Total liabilities	1,428,514

Net assets, at value	$9,931,365,718

Statement of Operations
For the year ended December 31, 2005
Investment Income
Income:
Interest	$325,481,697
Expenses:
Advisory fee	14,956,589
Administrator service fee	4,985,530
Auditing	50,366
Legal	31,069
Trustees’ fees and expenses	340,320
Other	284,804

Total expenses, before expense reductions	20,648,678

Expense reductions	(2,822,888)
Total expenses, after expense reductions	17,825,790

Net investment income	307,655,907

Net realized gain (loss) from investment transactions	117,517

Net increase (decrease) in net assets resulting from operations	$307,773,424

The accompanying notes are an integral part of the financial statements.

188

Cash Management Portfolio

Statement of Changes in Net Assets

	Years Ended December 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$307,655,907	$143,447,885
Net realized gain (loss) on investment transactions	117,517	91,685

Net increase (decrease) in net assets resulting from operations	307,773,424	143,539,570

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	112,816,875,647	122,171,335,290
Value of capital withdrawn	(113,004,956,853)	(125,052,740,207)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(188,081,206)	(2,881,404,917)
Increase (decrease) in net assets	119,692,218	(2,737,865,347)

Net assets at beginning of period	9,811,673,500	12,549,538,847

Net assets at end of period	$9,931,365,718	$9,811,673,500

The accompanying notes are an integral part of the financial statements.

189

Cash Management Portfolio

Financial Highlights

	Years Ended December 31,
	2005	2004	2003	2002	2001
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9,931	9,812	12,550	11,237	10,864

Ratio of expenses before expense reductions (%)	.21	.21	.21	.20	.20

Ratio of expenses after expense reductions (%)	.18	.18	.18	.18	.18

Ratio of net investment income (%)	3.08	1.22	1.04	1.71	4.04

Total Return (%)(a,b)	3.15	1.26	1.06	1.72	—

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

The accompanying notes are an integral part of the financial statements.

190

Cash Management Portfolio

Notes to Financial Statements

December 31, 2005

Note 1—Organization and Significant Accounting Policies

A.	Organization

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

B.	Security Valuation

The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

C.	Repurchase Agreements

The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

D.	Federal Income Taxes

The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provisions are necessary.

E.	Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

F.	Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Advisor. Under the Advisory Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. (“ICCC” or the “Administrator”) an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio’s Administrator. The Portfolio pays the Administrator an annual fee (“Administrator Service Fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

For the year ended December 31, 2005, and through April 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of the Portfolio to the extent necessary to maintain

191

Cash Management Portfolio

Notes to Financial Statements (continued)

December 31, 2005

operation expenses at 0.18% of the Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to the shareholders.

Accordingly, for the year ended December 31, 2005, the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Amount Waived	Annual Effective Rate
Cash Management Portfolio	$14,956,589	$2,700,770.12%

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the year ended December 31, 2005, the Advisor agreed to reimburse the Fund $122,118, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note	4—Line of Credit

The Portfolio and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Note	5—Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

192

Cash Management Portfolio

Notes to Financial Statements (continued)

December 31, 2005

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999–2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001–2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

193

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompany statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2006

194

Investment Management Agreement Approval

Cash Reserves Fund Institutional (the “Fund”), a series of the DWS Institutional Funds (the “Trust”), invests all of its assets in the Cash Management Portfolio (the “Portfolio”) in order to achieve its investment objectives. The Board of Trustees of the Portfolio, which is also the Board of Trustees of the Trust, approved the continuation of the current investment management agreement with Deutsche Asset Management, Inc. (the “Advisor”) in September 2005. In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

•	At the present time, all but one of the Portfolio’s and the Fund’s Trustees are independent of the Advisor and its affiliates.

•	The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

•	The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

The Advisor and its predecessors have managed the Portfolio since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, the Advisor is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business with extensive investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus only on fund performance and fees, but the Portfolio’s Trustees consider these and many other factors, including the quality and integrity of the Advisor’s personnel and back-office operations, fund valuations, and compliance policies and procedures. The Trustees noted that the Advisor has also implemented new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called “soft dollars”, even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Portfolio’s current investment management agreement, the Trustees considered factors that it believes relevant to the interests of shareholders, including:

•	The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to the Advisor by similar funds and institutional accounts advised by the Advisor. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rate paid by the Fund was higher than the median (3rd quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by the Advisor, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. The Board concluded that the fee schedule in effect for the Fund represented reasonable compensation in light of the nature, extent and quality of the services being provided to the Portfolio, the performance of the Portfolio and fees paid by similar funds.

•	The extent to which economies of scale would be realized as the Portfolio grows. In this regard, the Board noted that the Portfolio’s investment management fee schedule includes no fee breakpoints but concluded that the fee schedule is appropriate given current asset levels.

•	The total operating expense of the Fund relative to the Fund’s peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund for the year ending December 31, 2004 were less than the median (1st quartile) of the applicable Lipper universe. The Board also considered the expense limitations agreed to by the Advisor that serve to ensure that the Fund’s total operating expenses would be competitive relative to the applicable Lipper universe.

•	The investment performance of the Fund and the Advisor relative to industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund’s performance was in the 2nd quartile of the applicable iMoneyNet universe. The Board also observed that the Fund outperformed its benchmark in the one-, three- and five-year periods. The Board recognized that the Advisor has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

195

Investment Management Agreement Approval (continued)

•	The nature, extent and quality of the advisory services provided by the Advisor. The Board considered extensive information regarding the Advisor, including the Advisor’s personnel, particularly those personnel with responsibilities for providing services to the Portfolio, resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by the Advisor have benefited, and should continue to benefit, the Fund and its shareholders.

•	The costs of the services to, and profits realized by, the Advisor and its affiliates from their relationships with the Portfolio and the Fund. The Board reviewed information concerning the costs incurred and profits realized by the Advisor during 2004 from providing investment management services to the Portfolio and, separately, to the entire DWS fund complex, and reviewed with the Advisor the cost allocation methodology used to determine its profitability. In analyzing the Advisor’s costs and profits, the Board also reviewed the fees paid to, and services provided to the Fund by the Advisor and its affiliates. As part of this review, the Board considered information provided by an independent accounting firm engaged to review the Advisor’s cost allocation methodology and calculations. The Board concluded that the Portfolio’s investment management fee schedule represented reasonable compensation in light of the costs incurred by the Advisor and its affiliates in providing services to the Portfolio and the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, the Advisor’s overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided by the Advisor and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

•	The practices of the Advisor regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Portfolio, including the Advisor’s soft dollar practices. In this regard, the Board observed that the Advisor had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the Portfolio’s trading activities to ensure that the principle of “best price and execution” remains paramount in the portfolio trading process.

•	The Advisor’s commitment to, and record of, compliance including its written compliance policies and procedures. In this regard, the Board considered the Advisor’s commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by the Advisor to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Advisor’s chief compliance officer, who reports to the Board, (ii) the large number of compliance personnel who report to the Advisor’s chief compliance officer, and (iii) the substantial commitment of resources by the Advisor to compliance matters.

•	Deutsche Bank’s commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Portfolio and the Fund and its shareholders as long as they remained in existence and while various organizational initiatives are being implemented. The Board also considered Deutsche Bank’s strategic plans for investing in the growth of its US mutual fund business and the potential benefits to the Fund’s shareholders.

Based on all of the foregoing, the Board determined to continue the Portfolio’s current investment management agreement, and concluded that the continuation of the agreement was in the best interests of shareholders. In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

196

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

06/05

Not just funds, ProFundsSM

Classic ProFunds VP

Bull
Small-Cap
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

Ultra ProFunds VP

UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

Inverse ProFunds VP

Bear
Short Mid-Cap
Short Small-Cap
Short OTC

Sector ProFunds VP

Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Bond Benchmarked ProFunds VP

U.S. Government Plus
Rising Rates Opportunity

Money Market ProFund VP

Money Market

Annual Report
December 31, 2005

i	Message from the Chairman

ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Small-Cap
23	ProFund VP OTC
29	ProFund VP Large-Cap Value
37	ProFund VP Large-Cap Growth
45	ProFund VP Mid-Cap Value
53	ProFund VP Mid-Cap Growth
60	ProFund VP Small-Cap Value
69	ProFund VP Small-Cap Growth
77	ProFund VP Asia 30
83	ProFund VP Europe 30
89	ProFund VP Japan
94	ProFund VP UltraBull
104	ProFund VP UltraMid-Cap
113	ProFund VP UltraSmall-Cap
125	ProFund VP UltraOTC
131	ProFund VP Bear
136	ProFund VP Short Mid-Cap
141	ProFund VP Short Small-Cap
146	ProFund VP Short OTC
151	ProFund VP Banks
157	ProFund VP Basic Materials
163	ProFund VP Biotechnology
169	ProFund VP Consumer Goods
175	ProFund VP Consumer Services
182	ProFund VP Financials
189	ProFund VP Health Care
196	ProFund VP Industrials
203	ProFund VP Internet
208	ProFund VP Oil & Gas
214	ProFund VP Pharmaceuticals
219	ProFund VP Precious Metals
224	ProFund VP Real Estate
230	ProFund VP Semiconductor
236	ProFund VP Technology
242	ProFund VP Telecommunications
247	ProFund VP Utilities
253	ProFund VP U.S. Government Plus
258	ProFund VP Rising Rates Opportunity
263	ProFund VP Money Market

268	Notes to Financial Statements

280	Report of Independent Registered Public Accounting Firm

281	Additional Tax Information

282	Board Approval of Investment Advisory Agreements

284	Expense Examples

287	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2005.

Over the last year, the broad U.S. equity market may have proven more resilient than rewarding. While the stock market managed to absorb the torrent of adverse developments, from severe hurricanes to surging energy prices and rising interest rates, overall gains were modest. For 2005, the S&P 500® returned 4.91% and the NASDAQ-100® gained 1.90%.

Similarly, the bond markets largely held up in face of climbing short-term rates. But by year-end the flattening and brief inversion of the yield curve contributed to general market uncertainty, despite the continued health of the U.S. economy.

Still, even in this environment, there were notable pockets of opportunity for U.S. investors. For example, sectors such as energy and precious metals were strong, reflecting skyrocketing prices in the underlying commodities.

In addition, global equity markets generally outshone U.S. markets–and for many, the year’s big story was the stunning turnaround in the long dormant Japanese market. In 2005, the Nikkei 225 Stock Index climbed 23.62%.

The environment we saw in 2005–lackluster returns in the broad U.S. market, coupled with substantial opportunities in specific market segments–can be challenging for many investors. But we believe that ProFunds VP have offered investors innovative approaches to help them more effectively navigate this kind of market. And we think the ProFunds formula–innovative funds, combined with the flexibility to adjust investments as conditions change–will continue to gain favor with investors.

We deeply appreciate the confidence of ProFunds VP shareholders who have been with us for a while as well as that of shareholders who have more recently discovered ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP 1. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. 2

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving high correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2005: 3

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance:  The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.

  Leverage and Correlation:  Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus, UltraBull, UltraMid-Cap, UltraSmall-Cap and UltraOTC) was impacted proportionately more by the daily performance of an index or security. ProFunds VP that are designed to have an inverse (negative) daily correlation to the index or security (Rising Rates Opportunity, Bear, Short OTC, Short Mid-Cap and Short Small-Cap) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFund VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above was amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2005, the S&P 500 index rose by 4.9%, with most other broad measures of the U.S. equity market posting similar single digit increases. 4 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 14.4% in U.S. dollar terms. The U.S. Dollar strengthened across most major currencies as evidenced by the U.S. Dollar Index gaining 12.6% (against a basket of six currencies.)

In many respects, the investment landscape in 2005 looked very similar to that of 2004. We believe the major factors affecting domestic equity markets continued to include sustained economic growth, a low real interest rate environment, and subdued inflation. Rising corporate profits, coupled with an improving employment picture and stable consumer confidence, were balanced by concerns regarding the U.S. budget deficits, sharply higher energy costs, and an increasing risk that housing prices had peaked in many metropolitan markets.

For 2005, the economy grew at a solid pace, as Real (inflation-adjusted) Gross Domestic Product posted quarterly (annualized) increases of 3.8%, 3.3%, 4.1%, and 1.1%. This marked the fourth consecutive year of GDP growth since the 2001 recession. The unemployment rate declined from 5.4% to 4.9%, and Non-Farm payrolls expended by 2.0 million. Inflation rates remained stable, with the Consumer Price Index (CPI) increasing by 3.4%, and the CPI - ex Food & Energy measure increasing by 2.2%.

Higher energy costs, highlighted by a 40.5% increase in Crude Oil futures in 2005, negatively impacted the broader U.S. equity market. Housing prices also became more of a concern to investors in 2005, as the median price for existing homes increased by 10.8%, the highest year-over-year percentage increase since 1980. Investors appear to become more concerned that a decline in real estate prices in major cities could weaken consumer spending, which in turn, could negatively impact the overall economy.

The Federal Reserve raised short-term rates for the second consecutive year, pushing the Fed Funds Target Rate up from 2.25% to 4.25% by year end. While the Fed was increasing short-term rates, long-term rates remained relatively stable. The benchmark U.S. ten year treasury note yield increased only slightly, from 4.22% to 4.39% in 2005. Thus, the U.S. yield curve became essentially flat by year end, a condition that historically has been a precursor to a weakening economy.

Factors specific to the performance of each Benchmark and each ProFund VP are discussed in the pages that follow.

[1]	Other than ProFund VP Money Market.
[2]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraOTC has a benchmark of 200% the daily return of the NASDAQ-100 IndexTM.
[3]	Past performance does not guarantee future results.
[4]	The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500J Index. For the year ended December 31, 2005, the Fund had a total return of 2.74%, 1 compared to a return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest Companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/01)

ProFund VP Bull	2.74%	11.98%	(0.90)%

S&P 500 Index	4.91%	14.39%	1.40%

[1]  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2]  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Futures Contracts	6%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks (93.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	19,043	$1,475,833
Abbott Laboratories (Pharmaceuticals)	39,182	1,544,946
ACE, Ltd. (Insurance)	8,220	439,277
ADC Telecommunications, Inc. * (Telecommunications)	2,740	61,212
Adobe Systems, Inc. (Software)	14,933	551,924
Advanced Micro Devices, Inc. * (Semiconductors)	10,001	306,031
Aetna, Inc. (Healthcare-Services)	7,124	671,864
Affiliated Computer Services, Inc.—Class A * (Computers)	3,151	186,476
AFLAC, Inc. (Insurance)	12,604	585,078
Agilent Technologies, Inc. * (Electronics)	10,412	346,615
Air Products & Chemicals, Inc. (Chemicals)	5,754	340,579
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,918	87,749
Albertson’s, Inc. (Food)	9,179	195,972
Alcoa, Inc. (Mining)	22,057	652,226
Allegheny Energy, Inc. * (Electric)	4,110	130,082
Allegheny Technologies, Inc. (Iron/Steel)	2,192	79,087
Allergan, Inc. (Pharmaceuticals)	3,288	354,972
Allied Waste Industries, Inc. * (Environmental Control)	5,617	49,093
Allstate Corp. (Insurance)	16,440	888,911
Alltel Corp. (Telecommunications)	9,590	605,129
Altera Corp. * (Semiconductors)	9,179	170,087
Altria Group, Inc. (Agriculture)	50,279	3,756,848
Amazon.com, Inc. * (Internet)	7,672	361,735
Ambac Financial Group, Inc. (Insurance)	2,603	200,587
Amerada Hess Corp. (Oil & Gas)	2,055	260,615
Ameren Corp. (Electric)	5,069	259,736
American Electric Power, Inc. (Electric)	10,001	370,937
American Express Co. (Diversified Financial Services)	31,236	1,607,405
American International Group, Inc. (Insurance)	65,897	4,496,151
American Power Conversion Corp. (Electrical Components & Equipment)	4,247	93,434
American Standard Cos. (Building Materials)	4,658	186,087
Ameriprise Financial, Inc. (Diversified Financial Services)	6,165	252,765
AmerisourceBergen Corp. (Pharmaceuticals)	5,206	215,528
Amgen, Inc. * (Biotechnology)	29,592	2,333,626
AmSouth Bancorp (Banks)	8,768	229,809
Anadarko Petroleum Corp. (Oil & Gas)	6,028	571,153
Analog Devices, Inc. (Semiconductors)	9,316	334,165
Andrew Corp. * (Telecommunications)	4,110	44,100
Anheuser-Busch Cos., Inc. (Beverages)	19,454	835,744
AON Corp. (Insurance)	8,083	290,584
Apache Corp. (Oil & Gas)	8,494	582,009
Apartment Investment and Management Co.—Class A (REIT)	2,466	93,387
Apollo Group, Inc.—Class A * (Commercial Services)	3,699	223,642
Apple Computer, Inc. * (Computers)	21,098	1,516,735
Applera Corp.—Applied Biosystems Group (Electronics)	4,658	123,716
Applied Materials, Inc. (Semiconductors)	40,689	729,961
Applied Micro Circuits Corp. * (Semiconductors)	7,672	19,717
Archer-Daniels-Midland Co. (Agriculture)	16,303	402,032
Archstone-Smith Trust ( (REIT)	5,343	223,818
Ashland, Inc. (Chemicals)	1,781	103,120
AT&T, Inc. (Telecommunications)	98,229	2,405,627
Autodesk, Inc. (Software)	5,891	253,018
Automatic Data Processing, Inc. (Software)	14,522	666,415
AutoNation, Inc. * (Retail)	4,521	98,241
AutoZone, Inc. * (Retail)	1,370	125,698
Avaya, Inc. * (Telecommunications)	10,549	112,558
Avery Dennison Corp. (Household Products/Wares)	2,740	151,440
Avon Products, Inc. (Cosmetics/Personal Care)	11,371	324,642
Baker Hughes, Inc. (Oil & Gas Services)	8,631	524,592
Ball Corp. (Packaging & Containers)	2,603	103,391
Bank of America Corp. (Banks)	101,106	4,666,042
Bank of New York Co., Inc. (Banks)	19,591	623,973
Bard (C.R.), Inc. (Healthcare-Products)	2,603	171,590
Bausch & Lomb, Inc. (Healthcare-Products)	1,370	93,023
Baxter International, Inc. (Healthcare-Products)	15,618	588,018
BB&T Corp. (Banks)	13,700	574,167
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,740	316,552
Becton, Dickinson & Co. (Healthcare-Products)	6,302	378,624
Bed Bath & Beyond, Inc. * (Retail)	7,398	267,438
BellSouth Corp. (Telecommunications)	45,895	1,243,755
Bemis Co., Inc. (Packaging & Containers)	2,740	76,336

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	10,275	$446,757
Big Lots, Inc. * (Retail)	3,014	36,198
Biogen Idec, Inc. * (Biotechnology)	8,494	385,033
Biomet, Inc. (Healthcare-Products)	6,302	230,464
BJ Services Co. (Oil & Gas Services)	8,083	296,404
Black & Decker Corp. (Hand/Machine Tools)	1,918	166,789
BMC Software, Inc. * (Software)	5,343	109,478
Boeing Co. (Aerospace/Defense)	20,413	1,433,809
Boston Scientific Corp. * (Healthcare-Products)	14,659	358,999
Bristol-Myers Squibb Co. (Pharmaceuticals)	49,320	1,133,374
Broadcom Corp.—Class A * (Semiconductors)	7,261	342,356
Brown-Forman Corp. (Beverages)	2,055	142,453
Brunswick Corp. (Leisure Time)	2,466	100,268
Burlington Northern Santa Fe Corp. (Transportation)	9,316	659,759
Burlington Resources, Inc. (Oil & Gas)	9,453	814,849
Campbell Soup Co. (Food)	4,658	138,669
Capital One Financial Corp. (Diversified Financial Services)	7,398	639,187
Cardinal Health, Inc. (Pharmaceuticals)	10,823	744,081
Caremark Rx, Inc. * (Pharmaceuticals)	11,371	588,904
Carnival Corp. (Leisure Time)	10,960	586,030
Caterpillar, Inc. (Machinery-Construction & Mining)	17,125	989,311
Cendant Corp. (Commercial Services)	25,619	441,927
CenterPoint Energy, Inc. (Electric)	7,809	100,346
Centex Corp. (Home Builders)	3,288	235,059
CenturyTel, Inc. (Telecommunications)	3,288	109,030
ChevronTexaco Corp. (Oil & Gas)	56,581	3,212,103
Chiron Corp. * (Biotechnology)	2,740	121,820
Chubb Corp. (Insurance)	5,069	494,988
CIENA Corp. * (Telecommunications)	14,111	41,910
CIGNA Corp. (Insurance)	3,151	351,967
Cincinnati Financial Corp. (Insurance)	4,384	195,877
Cinergy Corp. (Electric)	5,069	215,230
Cintas Corp. (Textiles)	3,425	141,042
Circuit City Stores, Inc. (Retail)	3,973	89,750
Cisco Systems, Inc. * (Telecommunications)	153,577	2,629,237
CIT Group, Inc. (Diversified Financial Services)	4,932	255,379
Citigroup, Inc. (Diversified Financial Services)	128,369	6,229,747
Citizens Communications Co. (Telecommunications)	8,494	103,882
Citrix Systems, Inc. * (Software)	4,521	130,114
Clear Channel Communications, Inc. (Media)	13,700	430,865
Clorox Co. (Household Products/Wares)	3,836	218,230
CMS Energy Corp. * (Electric)	5,480	79,515
Coach, Inc. * (Apparel)	9,590	319,731
Coca-Cola Co. (Beverages)	51,923	2,093,016
Coca-Cola Enterprises, Inc. (Beverages)	7,672	147,072
Colgate-Palmolive Co. (Cosmetics/Personal Care)	13,015	713,873
Comcast Corp.—Special Class A * (Media)	53,978	1,401,269
Comerica, Inc. (Banks)	4,247	241,060
Compass Bancshares, Inc. (Banks)	3,151	152,162
Computer Associates International, Inc. (Software)	11,645	328,273
Computer Sciences Corp. * (Computers)	4,658	235,881
Compuware Corp. * (Software)	9,727	87,251
Comverse Technology, Inc. * (Telecommunications)	5,206	138,428
ConAgra Foods, Inc. (Food)	13,015	263,944
ConocoPhillips (Oil & Gas)	34,524	2,008,606
Consolidated Edison, Inc. (Electric)	6,165	285,624
Constellation Brands, Inc. * (Beverages)	5,069	132,960
Constellation Energy Group, Inc. (Electric)	4,521	260,410
Convergys Corp. * (Commercial Services)	3,562	56,458
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,329	170,017
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,507	23,087
Corning, Inc. * (Telecommunications)	38,497	756,851
Costco Wholesale Corp. (Retail)	11,782	582,856
Countrywide Credit Industries, Inc. (Diversified Financial Services)	15,070	515,243
Coventry Health Care, Inc. * (Healthcare-Services)	4,110	234,106
CSX Corp. (Transportation)	5,480	278,220
Cummins, Inc. (Machinery-Diversified)	1,233	110,637
CVS Corp. (Retail)	20,824	550,170
D.R. Horton, Inc. (Home Builders)	6,850	244,750
Dana Corp. (Auto Parts & Equipment)	3,836	27,542
Danaher Corp. (Miscellaneous Manufacturing)	6,028	336,242
Darden Restaurants, Inc. (Retail)	3,288	127,837
Deere & Co. (Machinery-Diversified)	6,028	410,568
Dell, Inc. * (Computers)	59,047	1,770,820
Devon Energy Corp. (Oil & Gas)	11,371	711,142
Dillards, Inc.—Class A (Retail)	1,507	37,404
Dollar General Corp. (Retail)	7,946	151,530
Dominion Resources, Inc. (Electric)	8,768	676,889
Dover Corp. (Miscellaneous Manufacturing)	5,069	205,244
Dow Jones & Co., Inc. (Media)	1,507	53,483
DTE Energy Co. (Electric)	4,521	195,262
Du Pont (Chemicals)	23,290	989,825
Duke Energy Corp. (Electric)	23,290	639,310
Dynegy, Inc. —Class A * (Pipelines)	7,672	37,132
E *TRADE Financial Corp. * (Diversified Financial Services)	9,864	205,763
Eastman Chemical Co. (Chemicals)	2,055	106,017
Eastman Kodak Co. (Miscellaneous Manufacturing)	7,261	169,907
Eaton Corp. (Miscellaneous Manufacturing)	3,699	248,166
eBay, Inc. * (Internet)	28,222	1,220,602
Ecolab, Inc. (Chemicals)	4,658	168,946
Edison International (Electric)	8,220	358,474
El Paso Corp. (Pipelines)	16,577	201,576
Electronic Arts, Inc. * (Software)	7,535	394,156
Electronic Data Systems Corp. (Computers)	13,152	316,174
Eli Lilly & Co. (Pharmaceuticals)	28,359	1,604,836
EMC Corp. * (Computers)	59,184	806,086
Emerson Electric Co. (Electrical Components & Equipment)	10,549	788,010
Engelhard Corp. (Chemicals)	3,014	90,872
Entergy Corp. (Electric)	5,206	357,392
EOG Resources, Inc. (Oil & Gas)	6,028	442,274
Equifax, Inc. (Commercial Services)	3,288	125,010
Equity Office Properties Trust (REIT)	10,275	311,641
Equity Residential Properties Trust (REIT)	7,398	289,410
Exelon Corp. (Electric)	16,577	880,901
Express Scripts, Inc * (Pharmaceuticals)	3,699	309,976
Exxon Mobil Corp. (Oil & Gas)	157,139	8,826,498
Family Dollar Stores, Inc. (Retail)	3,973	98,491
Fannie Mae (Diversified Financial Services)	24,386	1,190,281
Federated Department Stores, Inc. (Retail)	6,987	463,448
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,192	81,192
FedEx Corp. (Transportation)	7,535	779,044
Fifth Third Bancorp (Banks)	13,974	527,099
First Data Corp. (Software)	19,180	824,932
First Horizon National Corp. (Banks)	3,151	121,124
FirstEnergy Corp. (Electric)	8,220	402,698
Fiserv, Inc. * (Software)	4,658	201,552
Fisher Scientific International, Inc. * (Electronics)	3,151	194,921
Fluor Corp. (Engineering & Construction)	2,192	169,354
Ford Motor Co. (Auto Manufacturers)	46,580	359,598
Forest Laboratories, Inc. * (Pharmaceuticals)	8,494	345,536
Fortune Brands, Inc. (Household Products/Wares)	3,699	288,596
FPL Group, Inc. (Electric)	10,001	415,642

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Franklin Resources, Inc. (Diversified Financial Services)	3,699	$347,743
Freddie Mac (Diversified Financial Services)	17,262	1,128,072
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,658	250,600
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	10,412	262,070
Gannett Co., Inc. (Media)	6,028	365,116
Gateway, Inc. * (Computers)	6,576	16,506
General Dynamics Corp. (Aerospace/Defense)	4,932	562,495
General Electric Co. (Miscellaneous Manufacturing)	263,588	9,238,759
General Mills, Inc. (Food)	9,042	445,951
General Motors Corp. (Auto Manufacturers)	14,385	279,357
Genuine Parts Co. (Distribution/Wholesale)	4,384	192,545
Genworth Financial, Inc.—Class A (Diversified Financial Services)	9,453	326,885
Genzyme Corp. * (Biotechnology)	6,439	455,753
Gilead Sciences, Inc. * (Pharmaceuticals)	11,371	598,456
Golden West Financial Corp. (Savings & Loans)	6,439	424,974
Goodrich Corp. (Aerospace/Defense)	3,151	129,506
Guidant Corp. (Healthcare-Products)	8,357	541,116
H & R Block, Inc. (Commercial Services)	8,220	201,801
Halliburton Co. (Oil & Gas Services)	13,015	806,409
Harley-Davidson, Inc. (Leisure Time)	6,850	352,707
Harrah ’s Entertainment, Inc. (Lodging)	4,658	332,069
Hartford Financial Services Group, Inc. (Insurance)	7,535	647,181
Hasbro, Inc. (Toys/Games/Hobbies)	4,521	91,234
HCA, Inc. (Healthcare-Services)	10,686	539,643
Health Management Associates, Inc.—Class A (Healthcare-Services)	6,302	138,392
Heinz (H.J.) Co. (Food)	8,494	286,418
Hercules, Inc. * (Chemicals)	2,877	32,510
Hewlett-Packard Co. (Computers)	72,884	2,086,669
Hilton Hotels Corp. (Lodging)	8,083	194,881
Home Depot, Inc. (Retail)	53,156	2,151,754
Honeywell International, Inc. (Miscellaneous Manufacturing)	20,961	780,797
Hospira, Inc. * (Pharmaceuticals)	3,973	169,965
Humana, Inc. * (Healthcare-Services)	4,110	223,296
Huntington Bancshares, Inc. (Banks)	5,754	136,658
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,206	458,076
IMS Health, Inc. (Software)	5,891	146,804
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	8,357	337,372
Intel Corp. (Semiconductors)	151,659	3,785,408
International Business Machines Corp. (Computers)	39,456	3,243,283
International Flavors & Fragrances, Inc. (Chemicals)	2,055	68,843
International Game Technology (Entertainment)	8,494	261,445
International Paper Co. (Forest Products & Paper)	12,330	414,411
Interpublic Group of Cos., Inc. * (Advertising)	10,549	101,798
Intuit, Inc. * (Software)	4,521	240,969
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,329	239,468
J.C. Penney Co., Inc. (Holding Company) (Retail)	5,891	327,540
J.P. Morgan Chase & Co. (Diversified Financial Services)	87,817	3,485,456
Jabil Circuit, Inc. * (Electronics)	4,384	162,603
Janus Capital Group, Inc. (Diversified Financial Services)	5,480	102,092
JDS Uniphase Corp. * (Telecommunications)	42,333	99,906
Jefferson-Pilot Corp. (Insurance)	3,425	194,985
Johnson & Johnson (Healthcare-Products)	74,665	4,487,366
Johnson Controls, Inc. (Auto Parts & Equipment)	4,795	349,604
Jones Apparel Group, Inc. (Apparel)	3,014	92,590
KB Home (Home Builders)	1,918	139,362
Kellogg Co. (Food)	6,439	278,294
Kerr-McGee Corp. (Oil & Gas)	2,877	261,404
KeyCorp. (Banks)	10,138	333,844
KeySpan Corp. (Gas)	4,247	151,575
Kimberly-Clark Corp. (Household Products/Wares)	11,782	702,796
Kinder Morgan, Inc. (Pipelines)	2,603	239,346
King Pharmaceuticals, Inc. * (Pharmaceuticals)	6,028	101,994
KLA -Tencor Corp. (Semiconductors)	5,069	250,054
Knight-Ridder, Inc. (Media)	1,781	112,737
Kohls Corp. * (Retail)	8,768	426,125
Kroger Co. * (Food)	18,358	346,599
L-3 Communications Holdings, Inc. (Aerospace/Defense)	3,014	224,091
Laboratory Corp. of America Holdings * (Healthcare-Services)	3,288	177,059
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	4,658	106,948
Lennar Corp.—Class A (Home Builders)	3,288	200,634
Lexmark International, Inc.—Class A * (Computers)	2,877	128,976
Limited, Inc. (Retail)	8,768	195,965
Lincoln National Corp. (Insurance)	4,384	232,484
Linear Technology Corp. (Semiconductors)	7,672	276,729
Liz Claiborne, Inc. (Apparel)	2,740	98,147
Lockheed Martin Corp. (Aerospace/Defense)	8,905	566,625
Loews Corp. (Insurance)	3,425	324,861
Louisiana-Pacific Corp. (Forest Products & Paper)	2,740	75,268
Lowe ’s Cos., Inc. (Retail)	19,591	1,305,936
LSI Logic Corp. * (Semiconductors)	10,138	81,104
Lucent Technologies, Inc. * (Telecommunications)	109,189	290,443
M &T Bank Corp. (Banks)	2,055	224,098
Manor Care, Inc. (Healthcare-Services)	1,918	76,279
Marathon Oil Corp. (Oil & Gas)	9,453	576,349
Marriott International, Inc.—Class A (Lodging)	4,110	275,247
Marsh & McLennan Cos., Inc. (Insurance)	13,563	430,761
Marshall & Ilsley Corp. (Banks)	5,206	224,066
Masco Corp. (Building Materials)	10,549	318,475
Mattel, Inc. (Toys/Games/Hobbies)	10,275	162,550
Maxim Integrated Products, Inc. (Semiconductors)	8,357	302,858
Maytag Corp. (Home Furnishings)	2,055	38,675
MBIA, Inc. (Insurance)	3,425	206,048
MBNA Corp. (Diversified Financial Services)	31,510	855,812
McCormick & Co., Inc. (Food)	3,288	101,665
McDonald ’s Corp. (Retail)	32,058	1,080,996
McGraw-Hill Cos., Inc. (Media)	9,453	488,058
McKesson Corp. (Commercial Services)	7,809	402,866
MeadWestvaco Corp. (Forest Products & Paper)	4,521	126,724
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,809	435,742
MedImmune, Inc. * (Biotechnology)	6,165	215,898
Medtronic, Inc. (Healthcare-Products)	30,277	1,743,047
Mellon Financial Corp. (Banks)	10,686	365,996
Merck & Co., Inc. (Pharmaceuticals)	53,841	1,712,682
Mercury Interactive Corp. * (Software)	2,192	60,916
Meredith Corp. (Media)	1,096	57,365
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	131,125
MetLife, Inc. (Insurance)	18,906	926,394
MGIC Investment Corp. (Insurance)	2,329	153,295
Micron Technology, Inc. * (Semiconductors)	15,481	206,052
Microsoft Corp. (Software)	231,256	6,047,343
Millipore Corp. * (Biotechnology)	1,233	81,427
Molex, Inc. (Electrical Components & Equipment)	3,562	92,434
Molson Coors Brewing Co.—Class B (Beverages)	1,370	91,776
Monsanto Co. (Agriculture)	6,576	509,837
Monster Worldwide, Inc. * (Internet)	3,151	128,624

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Moody ’s Corp. (Commercial Services)	6,302	$387,069
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	27,263	1,546,903
Motorola, Inc. (Telecommunications)	62,198	1,405,053
Murphy Oil Corp. (Oil & Gas)	4,247	229,296
Mylan Laboratories, Inc. (Pharmaceuticals)	5,480	109,381
Nabors Industries, Ltd. * (Oil & Gas)	3,973	300,955
National City Corp. (Banks)	13,974	469,107
National Semiconductor Corp. (Semiconductors)	8,631	224,233
National-Oilwell Varco, Inc. * (Oil & Gas Services)	4,384	274,877
Navistar International Corp. * (Auto Manufacturers)	1,507	43,130
NCR Corp. * (Computers)	4,658	158,093
Network Appliance, Inc. * (Computers)	9,316	251,532
Newell Rubbermaid, Inc. (Housewares)	6,987	166,151
Newmont Mining Corp. (Mining)	11,097	592,580
News Corp.—Class A (Media)	61,102	950,136
NICOR, Inc. (Gas)	1,096	43,084
NIKE, Inc.—Class B (Apparel)	4,795	416,157
NiSource, Inc. (Electric)	6,713	140,033
Noble Corp. (Oil & Gas)	3,425	241,600
Nordstrom, Inc. (Retail)	5,480	204,952
Norfolk Southern Corp. (Transportation)	10,275	460,628
North Fork Bancorp, Inc. (Banks)	12,056	329,852
Northern Trust Corp. (Banks)	4,658	241,378
Northrop Grumman Corp. (Aerospace/Defense)	8,905	535,280
Novell, Inc. * (Software)	9,590	84,680
Novellus Systems, Inc. * (Semiconductors)	3,425	82,611
Nucor Corp. (Iron/Steel)	3,836	255,939
NVIDIA Corp. * (Semiconductors)	4,384	160,279
Occidental Petroleum Corp. (Oil & Gas)	10,275	820,767
Office Depot, Inc. * (Retail)	7,809	245,203
OfficeMax, Inc. (Retail)	1,781	45,166
Omnicom Group, Inc. (Advertising)	4,521	384,873
Oracle Corp. * (Software)	94,119	1,149,193
PACCAR, Inc. (Auto Manufacturers)	4,384	303,504
Pactiv Corp. * (Packaging & Containers)	3,562	78,364
Pall Corp. (Miscellaneous Manufacturing)	3,151	84,636
Parametric Technology Corp. * (Software)	6,302	38,442
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,014	198,803
Patterson Cos., Inc. * (Healthcare-Products)	3,425	114,395
Paychex, Inc. (Commercial Services)	8,494	323,791
Peoples Energy Corp. (Gas)	959	33,632
PepsiCo, Inc. (Beverages)	41,374	2,444,376
PerkinElmer, Inc. (Electronics)	3,288	77,465
Pfizer, Inc. (Pharmaceuticals)	185,635	4,329,008
PG &E Corp. (Electric)	8,631	320,383
Phelps Dodge Corp. (Mining)	2,466	354,783
Pinnacle West Capital Corp. (Electric)	2,466	101,969
Pitney Bowes, Inc. (Office/Business Equipment)	5,754	243,107
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,658	167,921
PMC-Sierra, Inc. * (Semiconductors)	4,658	35,913
PNC Financial Services Group (Banks)	7,398	457,418
PPG Industries, Inc. (Chemicals)	4,247	245,901
PPL Corp. (Electric)	9,590	281,946
Praxair, Inc. (Chemicals)	8,220	435,331
Principal Financial Group, Inc. (Insurance)	7,124	337,891
Procter & Gamble Co. (Cosmetics/Personal Care)	85,077	4,924,256
Progress Energy, Inc. (Electric)	6,302	276,784
Progressive Corp. (Insurance)	4,932	575,959
Prologis (REIT)	6,165	288,029
Prudential Financial, Inc. (Insurance)	12,741	932,514
Public Service Enterprise Group, Inc. (Electric)	6,165	400,540
Public Storage, Inc. (REIT)	2,055	139,165
Pulte Homes, Inc. (Home Builders)	5,480	215,693
QLogic Corp. * (Semiconductors)	2,055	66,808
Qualcomm, Inc. (Telecommunications)	41,785	1,800,098
Quest Diagnostics, Inc. (Healthcare-Services)	4,247	218,636
Qwest Communications International, Inc. * (Telecommunications)	37,949	214,412
R.R. Donnelley & Sons Co. (Commercial Services)	5,480	187,471
RadioShack Corp. (Retail)	3,425	72,028
Raytheon Co. (Aerospace/Defense)	11,234	451,045
Reebok International, Ltd. (Apparel)	1,370	79,775
Regions Financial Corp. (Banks)	11,508	393,113
Reynolds American, Inc. (Agriculture)	2,192	208,963
Robert Half International, Inc. (Commercial Services)	4,247	160,919
Rockwell Collins, Inc. (Aerospace/Defense)	4,384	203,724
Rockwell International Corp. (Machinery-Diversified)	4,521	267,462
Rohm & Haas Co. (Chemicals)	3,699	179,106
Rowan Cos., Inc. (Oil & Gas)	2,740	97,654
Ryder System, Inc. (Transportation)	1,644	67,437
Sabre Holdings Corp. (Leisure Time)	3,288	79,274
SAFECO Corp. (Insurance)	3,151	178,032
Safeway, Inc. (Food)	11,371	269,038
Sanmina-SCI Corp. * (Electronics)	12,878	54,860
Sara Lee Corp. (Food)	19,043	359,913
Schering-Plough Corp. (Pharmaceuticals)	37,538	782,667
Schlumberger, Ltd. (Oil & Gas Services)	15,070	1,464,051
Schwab (Diversified Financial Services)	26,167	383,870
Scientific-Atlanta, Inc. (Telecommunications)	3,836	165,217
Sealed Air Corp. * (Packaging & Containers)	2,055	115,430
Sears Holdings Corp. * (Retail)	2,466	284,897
Sempra Energy (Gas)	6,439	288,725
Sherwin-Williams Co. (Chemicals)	2,877	130,673
Siebel Systems, Inc. (Software)	13,289	140,598
Sigma-Aldrich Corp. (Chemicals)	1,644	104,049
Simon Property Group, Inc. (REIT)	4,658	356,942
SLM Corp. (Diversified Financial Services)	10,549	581,144
Snap-on, Inc. (Hand/Machine Tools)	1,507	56,603
Solectron Corp. * (Electronics)	22,742	83,236
Southern Co. (Electric)	18,632	643,362
Southwest Airlines Co. (Airlines)	17,125	281,364
Sovereign Bancorp, Inc. (Savings & Loans)	9,042	195,488
Sprint Corp. (Telecommunications)	74,528	1,740,974
St. Jude Medical, Inc. * (Healthcare-Products)	9,042	453,908
St. Paul Cos., Inc. (Insurance)	17,399	777,213
Staples, Inc. (Retail)	18,358	416,910
Starbucks Corp. * (Retail)	19,317	579,703
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,480	349,952
State Street Corp. (Banks)	8,357	463,312
Stryker Corp. (Healthcare-Products)	7,398	328,693
Sun Microsystems, Inc. * (Computers)	84,392	353,602
Sunoco, Inc. (Oil & Gas)	3,562	279,190
SunTrust Banks, Inc. (Banks)	9,179	667,864
SuperValu, Inc. (Food)	3,425	111,244
Symantec Corp. * (Internet)	27,811	486,693
Symbol Technologies, Inc. (Electronics)	6,302	80,792
Synovus Financial Corp. (Banks)	7,946	214,621
Sysco Corp. (Food)	15,481	480,685
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,288	236,835
Target Corp. (Retail)	22,057	1,212,473
TECO Energy, Inc. (Electric)	5,206	89,439
Tektronix, Inc. (Electronics)	2,055	57,972
Tellabs, Inc. * (Telecommunications)	11,371	123,944
Temple-Inland, Inc. (Forest Products & Paper)	2,740	122,889
Tenet Healthcare Corp. * (Healthcare-Services)	12,056	92,349
Teradyne, Inc. * (Semiconductors)	4,932	71,859

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Texas Instruments, Inc. (Semiconductors)	41,100	$1,318,077
Textron, Inc. (Miscellaneous Manufacturing)	3,288	253,110
The AES Corp. * (Electric)	16,714	264,583
The Dow Chemical Co. (Chemicals)	24,523	1,074,598
The E.W. Scripps Co.—Class A (Media)	2,055	98,681
The Gap, Inc. (Retail)	14,522	256,168
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	4,384	76,194
The Hershey Co. (Food)	4,521	249,785
The New York Times Co.—Class A (Media)	3,699	97,839
The Pepsi Bottling Group, Inc. (Beverages)	3,425	97,989
The Stanley Works (Hand/Machine Tools)	1,781	85,559
Thermo Electron Corp. * (Electronics)	4,110	123,834
Tiffany & Co. (Retail)	3,562	136,389
Time Warner, Inc. (Media)	117,409	2,047,613
TJX Cos., Inc. (Retail)	11,508	267,331
Torchmark Corp. (Insurance)	2,603	144,727
Transocean Sedco Forex, Inc. * (Oil & Gas)	8,357	582,399
Tribune Co. (Media)	6,576	198,990
TXU Corp. (Electric)	12,056	605,091
Tyco International, Ltd. (Miscellaneous Manufacturing)	50,827	1,466,867
Tyson Foods, Inc.—Class A (Food)	6,302	107,764
U.S. Bancorp (Banks)	45,484	1,359,517
Union Pacific Corp. (Transportation)	6,576	529,434
Unisys Corp. * (Computers)	8,768	51,117
United Parcel Service, Inc.—Class B (Transportation)	27,674	2,079,700
United States Steel Corp. (Iron/Steel)	2,877	138,297
United Technologies Corp. (Aerospace/Defense)	25,345	1,417,039
UnitedHealth Group, Inc. (Healthcare-Services)	31,647	1,966,544
Univision Communications, Inc.—Class A * (Media)	5,754	169,110
UnumProvident Corp. (Insurance)	7,535	171,421
UST, Inc. (Agriculture)	4,110	167,811
V.F. Corp. (Apparel)	2,329	128,887
Valero Energy Corp. (Oil & Gas)	15,892	820,027
Verizon Communications, Inc. (Telecommunications)	69,322	2,087,978
Viacom, Inc.—Class B (Media)	39,456	1,286,266
Vornado Realty Trust (REIT)	3,014	251,579
Vulcan Materials Co. (Building Materials)	2,603	176,353
W.W. Grainger, Inc. (Distribution/Wholesale)	1,918	136,370
Wachovia Corp. (Banks)	38,908	2,056,677
Wal-Mart Stores, Inc. (Retail)	63,020	2,949,335
Walgreen Co. (Retail)	25,756	1,139,961
Walt Disney Co. (Media)	48,772	1,169,065
Washington Mutual, Inc. (Savings & Loans)	24,934	1,084,629
Waste Management, Inc. (Environmental Control)	13,837	419,953
Waters Corp. * (Electronics)	2,877	108,751
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,603	84,624
Weatherford International, Ltd. * (Oil & Gas Services)	8,631	312,442
WellPoint, Inc. * (Healthcare-Services)	15,481	1,235,229
Wells Fargo & Co. (Banks)	42,196	2,651,175
Wendy ’s International, Inc. (Retail)	2,877	158,983
Weyerhaeuser Co. (Forest Products & Paper)	6,165	408,986
Whirlpool Corp. (Home Furnishings)	1,781	149,177
Whole Foods Market, Inc. (Food)	3,288	254,458
Williams Cos., Inc. (Pipelines)	14,522	336,475
Wrigley (Wm.) Jr. Co. (Food)	4,521	300,601
Wyeth (Pharmaceuticals)	33,839	1,558,963
Xcel Energy, Inc. (Electric)	10,138	187,147
Xerox Corp. * (Office/Business Equipment)	24,386	357,254
Xilinx, Inc. (Semiconductors)	8,905	224,495
XL Capital, Ltd.—Class A (Insurance)	4,384	295,394
XTO Energy, Inc. (Oil & Gas)	9,179	403,325
Yahoo!, Inc. * (Internet)	31,373	1,229,193
YUM! Brands, Inc. (Retail)	7,124	333,973
Zimmer Holdings, Inc. * (Healthcare-Products)	6,165	415,768
Zions Bancorp (Banks)	2,603	196,683

TOTAL COMMON STOCKS (Cost $230,371,996)		279,273,230

Repurchase Agreements (8.1%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $17,180,155 (Collateralized by $17,478,000 Federal Farm Credit Bank, 4.58%, 2/11/10, market value $17,516,549)	$17,173,000	$17,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,173,000)		17,173,000

TOTAL INVESTMENT SECURITIES (Cost $247,544,996)—99.6%		296,446,230
Net other assets (liabilities)—0.4%		1,099,951

NET ASSETS —100.0%		$297,546,181

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $17,866,650)	57	$(199,152)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising		0.2%
Aerospace/Defense		1.9%
Agriculture		1.7%
Airlines		0.1%
Apparel		0.4%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.2%
Banks		5.9%
Beverages		2.0%
Biotechnology		1.2%
Building Materials		0.2%
Chemicals		1.4%
Commercial Services		0.8%
Computers		3.7%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.8%
Electric		3.0%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Engineering & Construction		0.1%
Entertainment		0.1%
Environmental Control		0.2%

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.9%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.9%
Internet	1.2%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	3.0%
Mining	0.6%
Miscellaneous Manufacturing	5.3%
Office/Business Equipment	0.2%
Oil & Gas	7.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.3%
Real Estate Investment Trust	0.7%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	3.1%
Software	3.9%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other **	6.2%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $230,371,996)	$279,273,230
Repurchase agreements, at cost	17,173,000

Total Investment Securities	296,446,230
Cash	103,763
Segregated cash balances with brokers for futures contracts	1,049,986
Dividends and interest receivable	335,631
Receivable for capital shares issued	12,800,872
Receivable for investments sold	19,712
Prepaid expenses	1,107

Total Assets	310,757,301

Liabilities:
Payable for investments purchased	12,468,478
Payable for capital shares redeemed	128,149
Variation margin on futures contracts	105,450
Advisory fees payable	170,531
Management services fees payable	34,107
Administration fees payable	8,807
Administrative services fees payable	122,080
Distribution fees payable	83,566
Trustee fees payable	640
Transfer agency fees payable	6,312
Fund accounting fees payable	8,998
Compliance services fees payable	3,350
Other accrued expenses	70,652

Total Liabilities	13,211,120

Net Assets	$297,546,181

Net Assets consist of:
Capital	$267,550,793
Accumulated net investment income (loss)	507,507
Accumulated net realized gains (losses) on investments	(19,214,201)
Net unrealized appreciation (depreciation) on investments	48,702,082

Net Assets	$297,546,181

Shares of Beneficial Interest Outstanding	10,527,012

Net Asset Value (offering and redemption price per share)	$28.27

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$4,318,760
Interest	528,482

Total Investment Income	4,847,242

Expenses:
Advisory fees	1,830,865
Management services fees	366,175
Administration fees	78,799
Transfer agency fees	82,001
Administrative services fees	1,024,439
Distribution fees	610,288
Custody fees	86,613
Fund accounting fees	116,494
Trustee fees	2,984
Compliance services fees	5,878
Other fees	135,199

Total Expenses	4,339,735

Net Investment Income (Loss)	507,507

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,659,418
Net realized gains (losses) on futures contracts	1,315,012
Change in net unrealized appreciation/depreciation on investments	(8,276,270)

Net Realized and Unrealized Gains (Losses) on Investments	2,698,160

Change in Net Assets Resulting from Operations	$3,205,667

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$507,507	$634,599
Net realized gains (losses) on investments	10,974,430	(9,459,955)
Change in net unrealized appreciation/depreciation on investments	(8,276,270)	30,619,700

Change in net assets resulting from operations	3,205,667	21,794,344

Distributions to Shareholders From:
Net investment income	(634,599)	—
Net realized gains on investments	—	(4,679,238)

Change in net assets resulting from distributions	(634,599)	(4,679,238)

Capital Transactions:
Proceeds from shares issued	1,352,950,949	1,845,105,839
Dividends reinvested	634,599	4,679,238
Cost of shares redeemed	(1,449,867,511)	(1,698,766,076)

Change in net assets resulting from capital transactions	(96,281,963)	151,019,001

Change in net assets	(93,710,895)	168,134,107
Net Assets:
Beginning of period	391,257,076	223,122,969

End of period	$297,546,181	$391,257,076

Accumulated net investment income (loss)	$507,507	$634,599

Share Transactions:
Issued	49,303,619	70,782,427
Reinvested	22,616	176,641
Redeemed	(52,978,978)	(65,453,257)

Change in shares	(3,652,743)	5,505,811

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$27.59	$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.06	0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.69	2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	0.75	2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net investment income	(0.07)	—	—	—	—
Net realized gains on investments	—	(0.38)	—	—	—

Total distributions	(0.07)	(0.38)	—	—	—

Net Asset Value,End of Period	$28.27	$27.59	$25.72	$20.48	$26.94

Total Return	2.74%	8.83%	25.59%	(23.98)%	(10.20)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.78%	1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.78%	1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.21%	0.22%	(0.24)%	(0.18)%	(0.60)%

Supplemental Data:
Net assets, end of period (000’s)	$297,546	$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	273%	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of 2.81%, 1 compared to a return of 4.63% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500) as those sectors turned in below average performances for the year. A similar underweight in Energy stocks detracted from the as Index’s 2005 performance, the Energy sector posted a very strong year, in part due to rising oil and natural gas prices. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/01)

ProFund VP Small-Cap	2.81%	19.66%	5.16%

Russell 2000 Index	4.63%	22.21%	8.47%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and reinvestment of the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Futures Contracts	15%
Swap Agreements	11%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Russell 2000 - Sector Composition
% of Index

Financial	21.12%
Consumer, Non-cyclical	19.06%
Industrial	13.97%
Consumer, Cyclical	13.14%
Technology	10.63%
Communications	9.44%
Energy	6.26%
Basic Materials	3.73%
Utilities	2.48%
Diversified	0.17%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks (73.5%)
	Shares	Value

3Com Corp. * (Telecommunications)	34,853	$125,471
Aaron Rents, Inc. (Commercial Services)	4,213	88,810
Abgenix, Inc. * (Pharmaceuticals)	11,107	238,912
ABM Industries, Inc. (Commercial Services)	5,745	112,315
Acadia Realty Trust ( REIT)	5,362	107,508
Accredited Home Lenders * (Diversified Financial Services)	1,532	75,957
Actuant Corp. (Miscellaneous Manufacturing)	3,447	192,343
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,128	194,870
Acxiom Corp. (Software)	8,043	184,989
Adaptec, Inc. * (Telecommunications)	22,980	133,744
ADTRAN, Inc. (Telecommunications)	5,362	159,465
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,745	71,238
Advanta Corp.—Class B (Diversified Financial Services)	3,064	99,396
Advent Software, Inc. * (Software)	4,979	143,943
Advisory Board Co. * (Commercial Services)	1,915	91,288
ADVO, Inc. (Advertising)	3,064	86,344
Aeroflex, Inc. * (Telecommunications)	9,575	102,931
Aeropostale, Inc. * (Retail)	4,979	130,948
AGCO Corp. * (Machinery-Diversified)	7,660	126,926
Agile Software Corp. * (Internet)	26,044	155,743
AirTran Holdings, Inc. * (Airlines)	8,426	135,068
Alabama National BanCorp (Banks)	1,149	74,409
Alaska Air Group, Inc. * (Airlines)	3,064	109,446
Albany International Corp.—Class A (Machinery-Diversified)	3,064	110,794
Aleris International, Inc. * (Environmental Control)	3,447	111,131
Alexandria Real Estate Equities, Inc. ( REIT)	1,915	154,158
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,213	85,313
Alkermes, Inc. * (Pharmaceuticals)	10,724	205,043
ALLETE, Inc. (Electric)	1,915	84,260
Alliance Gaming Corp. * (Entertainment)	4,979	64,827
Amcore Financial, Inc. (Banks)	3,064	93,176
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,979	91,265
American Healthways, Inc. * (Healthcare-Services)	3,064	138,646
American Home Mortgage Investment Corp. ( REIT)	2,681	87,320
American Medical Systems Holdings, Inc. * (Healthcare-Products)	5,745	102,433
American States Water Co. (Water)	2,681	82,575
Amli Residential Properties Trust ( REIT)	2,681	102,012
AmSurg Corp. * (Healthcare-Services)	2,681	61,288
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,958	397,523
Analogic Corp. (Electronics)	1,915	91,633
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,830	116,202
Andrx Group * (Pharmaceuticals)	5,745	94,620
Angelica Corp. (Textiles)	4,213	69,683
Anixter International, Inc. (Telecommunications)	3,830	149,830
ANSYS, Inc. * (Software)	4,213	179,853
Anteon International Corp. * (Computers)	2,681	145,712
Anthracite Capital, Inc. ( REIT)	5,362	56,462
Apollo Investment Corp. (Investment Companies)	4,979	89,273
Applera Corp.—Celera Genomics Group * (Biotechnology)	6,128	67,163
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,064	103,226
Applied Micro Circuits Corp. * (Semiconductors)	37,534	96,462
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,830	92,341
aQuantive, Inc. * (Internet)	5,745	145,004
Aquila, Inc. * (Electric)	22,597	81,349
Arbitron, Inc. (Commercial Services)	3,064	116,371
Argonaut Group, Inc. * (Insurance)	3,830	125,509
Arkansas Best Corp. (Transportation)	3,064	133,836
Armor Holdings, Inc. * (Aerospace/Defense)	3,064	130,680
Arris Group, Inc. * (Telecommunications)	11,490	108,810
Arrow Financial Corp. (Banks)	4,213	110,170
ArthroCare Corp. * (Healthcare-Products)	2,681	112,977
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,128	88,182
Atmel Corp. * (Semiconductors)	44,045	136,099
ATMI, Inc. * (Semiconductors)	3,830	107,125
Atwood Oceanics, Inc. * (Oil & Gas)	1,915	149,427
Audiovox Corp.—Class A * (Telecommunications)	6,128	84,934
Aviall, Inc. * (Distribution/Wholesale)	3,064	88,243
Avista Corp. (Electric)	6,511	115,310
Avocent Corp. * (Internet)	5,745	156,207
Axcelis Technologies, Inc. * (Semiconductors)	11,873	56,634
Aztar Corp. * (Lodging)	3,064	93,115

See accompanying notes to the financial statements..

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Baldor Electric Co. (Hand/Machine Tools)	4,596	$117,887
BancorpSouth, Inc. (Banks)	5,362	118,339
Bandag, Inc. (Auto Parts & Equipment)	2,298	98,056
Bank Mutual Corp. (Banks)	10,341	109,615
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,128	85,792
BankUnited Financial Corp.—Class A (Savings & Loans)	4,213	111,939
Banner Corp. (Banks)	3,064	95,597
Banta Corp. (Commercial Services)	3,064	152,587
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,298	75,834
BE Aerospace, Inc. * (Aerospace/Defense)	5,362	117,964
BearingPoint, Inc. * (Commercial Services)	15,703	123,426
Belden, Inc. (Electrical Components & Equipment)	5,362	130,994
Benchmark Electronics, Inc. * (Electronics)	4,979	167,444
Berry Petroleum Co.—Class A (Oil & Gas)	1,915	109,538
Beverly Enterprises, Inc. * (Healthcare-Services)	9,192	107,271
Big Lots, Inc. * (Retail)	10,341	124,195
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	1,532	100,254
BioMed Realty Trust, Inc. ( REIT)	3,830	93,452
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,915	107,795
Black Box Corp. (Telecommunications)	2,298	108,879
Black Hills Corp. (Electric)	2,681	92,789
Blockbuster, Inc.—Class A (Retail)	15,703	58,886
Blyth, Inc. (Household Products/Wares)	2,298	48,143
Bob Evans Farms, Inc. (Retail)	4,596	105,984
Boston Private Financial Holdings, Inc. (Banks)	4,213	128,159
Bowater, Inc. (Forest Products & Paper)	4,596	141,189
Bowne & Co., Inc. (Commercial Services)	6,894	102,307
Brady Corp.—Class A (Electronics)	3,830	138,569
Brandywine Realty Trust ( REIT)	3,830	106,895
Briggs & Stratton Corp. (Machinery-Diversified)	4,979	193,135
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,298	85,141
Brocade Communications Systems, Inc. * (Computers)	24,895	101,323
Brookline Bancorp, Inc. (Savings & Loans)	6,894	97,688
Brooks Automation, Inc. * (Semiconductors)	4,979	62,387
Brown Shoe Co., Inc. (Retail)	2,298	97,504
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,298	121,105
Building Materials Holding Corp. (Distribution/Wholesale)	1,149	78,373
Cabot Microelectronics Corp. * (Chemicals)	2,298	67,400
Cabot Oil & Gas Corp. (Oil & Gas)	4,213	190,006
Cal Dive International, Inc. * (Oil & Gas Services)	7,660	274,918
California Water Service Group (Water)	2,298	87,852
Callaway Golf Co. (Leisure Time)	7,277	100,714
Cambrex Corp. (Biotechnology)	6,128	115,023
CARBO Ceramics, Inc. (Oil & Gas Services)	1,532	86,589
Carpenter Technology Corp. (Iron/Steel)	2,298	161,940
Carter’s, Inc. * (Apparel)	1,532	90,158
Cascade Bancorp (Banks)	4,596	105,754
Cascade Natural Gas Corp. (Gas)	4,596	89,668
Casey’s General Stores, Inc. (Retail)	6,894	170,971
Catalina Marketing Corp. (Advertising)	4,596	116,509
Cathay Bancorp, Inc. (Banks)	4,213	151,415
CEC Entertainment, Inc. * (Retail)	3,064	104,299
Centene Corp. * (Healthcare-Services)	3,830	100,691
Central Garden & Pet Co. * (Household Products/Wares)	2,298	105,570
Central Pacific Financial Corp. (Banks)	2,298	82,544
CH Energy Group, Inc. (Electric)	1,532	70,319
Champion Enterprises, Inc. * (Home Builders)	8,426	114,762
Charming Shoppes, Inc. * (Retail)	12,256	161,779
Chattem, Inc. * (Cosmetics/Personal Care)	2,298	83,624
Checkpoint Systems, Inc. * (Electronics)	6,894	169,937
Chemed Corp. (Commercial Services)	2,298	114,165
Chemical Financial Corp. (Banks)	2,681	85,149
Cheniere Energy, Inc. * (Oil & Gas)	3,830	142,553
Chiquita Brands International, Inc. (Food)	3,064	61,311
Chittenden Corp. (Banks)	3,830	106,512
Ciber, Inc. * (Computers)	13,788	91,001
CIENA Corp. * (Telecommunications)	49,407	146,739
Cimarex Energy Co. * (Oil & Gas)	6,511	280,038
Cincinnati Bell, Inc. * (Telecommunications)	28,725	100,825
Citizens Banking Corp. (Banks)	4,213	116,911
City Holding Co. (Banks)	2,298	82,613
CKE Restaurants, Inc. (Retail)	6,511	87,964
Clarcor, Inc. (Miscellaneous Manufacturing)	4,213	125,168
CLECO Corp. (Electric)	4,979	103,812
Cleveland-Cliffs, Inc. (Iron/Steel)	1,915	169,612
CMGI, Inc. * (Internet)	42,513	64,620
CNET Networks, Inc. * (Internet)	14,937	219,424
Coca-Cola Bottling Co. Consolidated (Beverages)	2,298	98,814
Coeur d’Alene Mines Corp. * (Mining)	24,512	98,048
Cognex Corp. (Machinery-Diversified)	4,979	149,818
Coherent, Inc. * (Electronics)	3,830	113,674
Coldwater Creek, Inc. * (Retail)	3,447	105,237
Colonial Properties Trust ( REIT)	2,681	112,548
Columbia Banking System, Inc. (Banks)	4,213	120,281
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,596	78,684
Commercial Metals Co. (Metal Fabricate/Hardware)	5,362	201,289
Commercial NET Lease Realty ( REIT)	3,830	78,017
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,915	64,670
Commscope, Inc. * (Telecommunications)	6,511	131,066
Community Bank System, Inc. (Banks)	3,830	86,367
Comstock Resources, Inc. * (Oil & Gas)	4,979	151,909
Comtech Telecommunications Corp. * (Telecommunications)	2,298	70,181
CONMED Corp. * (Healthcare-Products)	3,064	72,494
Consolidated Graphics, Inc. * (Commercial Services)	2,681	126,919
Continental Airlines, Inc.—Class B * (Airlines)	4,979	106,053
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,128	93,881
Corinthian Colleges, Inc. * (Commercial Services)	7,660	90,235
Corn Products International, Inc. (Food)	5,745	137,249
Corporate Office Properties Trust ( REIT)	3,064	108,895
Corrections Corp. of America * (Commercial Services)	3,830	172,234
Corus Bankshares, Inc. (Banks)	1,532	86,206
CoStar Group, Inc. * (Commercial Services)	2,298	99,205
Cousins Properties, Inc. ( REIT)	2,681	75,872
Covanta Holding Corp. * (Energy-Alternate Sources)	3,830	57,680
Cox Radio, Inc.—Class A * (Media)	6,128	86,282
Crane Co. (Miscellaneous Manufacturing)	4,596	162,101
Credence Systems Corp. * (Semiconductors)	8,809	61,311
Cross Country Healthcare, Inc. * (Commercial Services)	5,362	95,336
CSG Systems International, Inc. * (Software)	5,745	128,228
CSK Auto Corp. * (Retail)	5,745	86,635
CTS Corp. (Electronics)	8,809	97,428
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,277	154,636
Cumulus Media, Inc.—Class A * (Media)	8,426	104,567
Curtiss-Wright Corp. (Aerospace/Defense)	2,681	146,383
CV Therapeutics, Inc. * (Pharmaceuticals)	4,596	113,659
CVB Financial Corp. (Banks)	5,362	108,902
Cyberonics, Inc. * (Healthcare-Products)	1,532	49,484

See accompanying notes to the financial statements..

13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Cymer, Inc. * (Electronics)	4,213	$149,604
Cypress Semiconductor Corp. * (Semiconductors)	12,256	174,648
Delphi Financial Group, Inc.—Class A (Insurance)	3,064	140,975
Delta & Pine Land Co. (Agriculture)	3,447	79,315
Dendrite International, Inc. * (Software)	5,745	82,785
DeVry, Inc. * (Commercial Services)	4,979	99,580
Diagnostic Products Corp. (Healthcare-Products)	1,915	92,973
Digital Insight Corp. * (Internet)	3,830	122,637
Digital River, Inc. * (Internet)	3,447	102,514
Digitas, Inc. * (Internet)	8,809	110,289
Dionex Corp. * (Electronics)	2,298	112,786
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,298	82,889
Doral Financial Corp. (Diversified Financial Services)	6,894	73,076
Dress Barn, Inc. * (Retail)	3,830	147,876
Drew Industries, Inc. * (Building Materials)	4,596	129,561
DRS Technologies, Inc. (Aerospace/Defense)	2,298	118,163
DSP Group, Inc. * (Semiconductors)	3,830	95,980
Duquesne Light Holdings, Inc. (Electric)	4,979	81,257
Dycom Industries, Inc. * (Engineering & Construction)	4,596	101,112
Eagle Materials—Class A (Building Materials)	1,915	234,318
EarthLink, Inc. * (Internet)	12,256	136,164
EastGroup Properties, Inc. ( REIT)	1,915	86,481
Eclipsys Corp. * (Software)	5,362	101,503
Education Realty Trust, Inc. ( REIT)	6,128	78,990
eFunds Corp. * (Software)	4,979	116,708
EGL, Inc. * (Transportation)	3,830	143,893
El Paso Electric Co. * (Electric)	4,979	104,758
Electronics for Imaging, Inc. * (Computers)	4,979	132,491
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,213	84,513
ElkCorp (Building Materials)	2,298	77,351
EMCOR Group, Inc. * (Engineering & Construction)	2,298	155,184
Emmis Communications Corp. * (Media)	4,979	99,132
Empire District Electric Co. (Electric)	3,830	77,864
Emulex Corp. * (Semiconductors)	7,277	144,012
Encore Acquisition Co. * (Oil & Gas)	4,979	159,527
Energy Partners, Ltd. * (Oil & Gas)	4,213	91,801
Engineered Support Systems, Inc. (Aerospace/Defense)	3,830	159,481
Entegris, Inc. * (Semiconductors)	10,341	97,412
Entercom Communications Corp. * (Media)	4,213	125,000
Entertainment Properties Trust ( REIT)	2,681	109,251
Entravision Communications Corp. * (Media)	11,873	84,536
Enzon, Inc. * (Biotechnology)	14,554	107,700
Epicor Software Corp. * (Software)	6,894	97,412
Equinix, Inc. * (Internet)	1,915	78,055
Equity Inns, Inc. ( REIT)	6,894	93,414
Equity Lifestyle Properties, Inc. ( REIT)	2,298	102,261
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,298	102,238
Esterline Technologies Corp. * (Aerospace/Defense)	2,681	99,706
Ethan Allen Interiors, Inc. (Home Furnishings)	3,447	125,919
Euronet Worldwide, Inc. * (Commercial Services)	3,064	85,179
Exar Corp. * (Semiconductors)	9,575	119,879
Exelixis, Inc. * (Biotechnology)	13,022	122,667
F.N.B. Corp. (Banks)	5,362	93,084
FactSet Research Systems, Inc. (Computers)	3,447	141,879
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,490	194,295
Federal Signal Corp. (Miscellaneous Manufacturing)	6,128	91,981
FEI Co. * (Electronics)	3,447	66,079
FelCor Lodging Trust, Inc. ( REIT)	4,596	79,097
Ferro Corp. (Chemicals)	4,596	86,221
Fidelity Bankshares, Inc. (Savings & Loans)	4,213	137,765
Filenet Corp. * (Software)	3,830	99,006
Financial Federal Corp. (Diversified Financial Services)	3,064	136,195
First BanCorp. (Banks)	3,447	42,777
First Charter Corp. (Banks)	3,447	81,556
First Citizens BancShares, Inc.—Class A (Banks)	383	66,803
First Commonwealth Financial Corp. (Banks)	5,745	74,283
First Community Bancorp—Class A (Banks)	1,915	104,119
First Financial Bancorp (Banks)	4,213	73,812
First Financial Bankshares, Inc. (Banks)	2,681	93,996
First Financial Holdings, Inc. (Savings & Loans)	3,064	94,126
First Industrial Realty Trust, Inc. ( REIT)	3,064	117,964
First Merchants Corp. (Banks)	3,830	99,580
First Midwest Bancorp, Inc. (Banks)	3,830	134,280
First Niagara Financial Group, Inc. (Savings & Loans)	8,426	121,924
First Republic Bank (Banks)	1,915	70,874
FirstFed Financial Corp. * (Savings & Loans)	1,915	104,406
Fisher Communications, Inc. * (Media)	3,064	126,941
Florida East Coast Industries, Inc. (Transportation)	2,681	113,594
Flowers Foods, Inc. (Food)	3,447	94,999
Flowserve Corp. * (Machinery-Diversified)	4,596	181,818
Flushing Financial Corp. (Savings & Loans)	4,979	77,523
Formfactor, Inc. * (Semiconductors)	4,213	102,924
Forward Air Corp. (Transportation)	2,681	98,259
Fossil, Inc. * (Household Products/Wares)	4,979	107,098
Foundry Networks, Inc. * (Telecommunications)	14,171	195,701
Franklin Bank Corp. Houston * (Savings & Loans)	4,596	82,682
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,064	121,151
Fremont General Corp. (Banks)	6,511	151,251
Frontier Financial Corp. (Banks)	4,979	159,328
Frontier Oil Corp. (Oil & Gas)	4,596	172,488
FTI Consulting, Inc. * (Commercial Services)	4,213	115,605
Fuller (H.B.) Co. (Chemicals)	3,447	110,545
Furniture Brands International, Inc. (Home Furnishings)	4,596	102,629
G & K Services, Inc. (Textiles)	2,681	105,229
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	3,064	133,376
GameStop Corp. (New)—Class B * (Retail)	4,213	121,756
Gardner Denver, Inc. * (Machinery-Diversified)	3,064	151,055
Gartner Group, Inc. * (Commercial Services)	7,660	98,814
Gateway, Inc. * (Computers)	29,874	74,984
GATX Corp. (Trucking & Leasing)	3,447	124,368
Gaylord Entertainment Co. * (Lodging)	4,213	183,644
Gemstar-TV Guide International, Inc. * (Media)	19,150	49,982
GenCorp, Inc. * (Aerospace/Defense)	4,979	88,377
General Communication, Inc.—Class A * (Telecommunications)	8,809	90,997
Genesco, Inc. * (Retail)	3,064	118,853
Genesee & Wyoming, Inc.—Class A * (Transportation)	3,064	115,053
Genesis Healthcare Corp. * (Healthcare-Services)	1,532	55,949
Genesis Microchip, Inc. * (Semiconductors)	4,213	76,213
Georgia Gulf Corp. (Chemicals)	3,447	104,858
Glacier Bancorp, Inc. (Banks)	3,830	115,092
Glimcher Realty Trust ( REIT)	2,681	65,202
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,830	132,633
Gold Banc Corp., Inc. (Banks)	7,660	139,565
Gold Kist, Inc. * (Food)	4,213	62,984
Golden Telecom, Inc. (Telecommunications)	3,064	79,541
Granite Construction, Inc. (Engineering & Construction)	2,681	96,275
Greater Bay Bancorp (Banks)	4,596	117,750
Greif Brothers Corp.—Class A (Packaging & Containers)	2,298	152,311

See accompanying notes to the financial statements..

14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Grey Wolf, Inc. * (Oil & Gas)	18,001	$139,148
Griffon Corp. * (Miscellaneous Manufacturing)	4,596	109,431
Group 1 Automotive, Inc. * (Retail)	4,596	144,452
Guitar Center, Inc. * (Retail)	2,298	114,923
Haemonetics Corp. * (Healthcare-Products)	2,298	112,280
Hancock Holding Co. (Banks)	2,681	101,369
Hanover Compressor Co. * (Oil & Gas Services)	8,043	113,487
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,064	113,521
Harland (John H.) Co. (Household Products/Wares)	4,213	158,408
Harleysville National Corp. (Banks)	3,064	58,522
Headwaters, Inc. * (Energy-Alternate Sources)	3,830	135,735
Heartland Express, Inc. (Transportation)	4,596	93,253
HEICO Corp. (Aerospace/Defense)	4,979	128,857
Hercules, Inc. * (Chemicals)	11,107	125,509
Heritage Property Investment Trust ( REIT)	1,915	63,961
Herley Industries, Inc. * (Aerospace/Defense)	6,894	113,820
Hibbett Sporting Goods, Inc. * (Retail)	4,596	130,894
Highwoods Properties, Inc. ( REIT)	3,830	108,964
Hilb, Rogal, & Hobbs Co. (Insurance)	2,681	103,245
Holly Corp. (Oil & Gas)	2,298	135,283
Hologic, Inc. * (Healthcare-Products)	3,830	145,234
Home Properties of New York, Inc. ( REIT)	2,298	93,758
Horace Mann Educators Corp. (Insurance)	4,979	94,402
Hot Topic, Inc. * (Retail)	4,213	60,035
Houston Exploration Co. * (Oil & Gas)	2,681	141,557
Hudson United Bancorp (Banks)	3,447	143,671
Hughes Supply, Inc. (Distribution/Wholesale)	6,128	219,688
Human Genome Sciences, Inc. * (Biotechnology)	12,256	104,911
Hutchinson Technology, Inc. * (Computers)	2,298	65,378
Hydril Co. * (Oil & Gas Services)	2,298	143,855
IBERIABANK Corp. (Banks)	1,532	78,147
ICOS Corp. * (Biotechnology)	7,277	201,064
IDACORP, Inc. (Electric)	3,830	112,219
IDT Corp.—Class B * (Telecommunications)	6,511	76,179
IDX Systems Corp. * (Software)	4,596	201,857
IHOP Corp. (Retail)	2,298	107,799
IKON Office Solutions, Inc. (Office/Business Equipment)	9,958	103,663
Imation Corp. (Computers)	3,064	141,158
Immucor, Inc. * (Healthcare-Products)	3,830	89,469
IMPAC Mortgage Holdings, Inc. ( REIT)	5,362	50,456
Impax Laboratories, Inc. * (Pharmaceuticals)	5,362	57,373
Independent Bank Corp.—Massachusetts (Banks)	3,064	87,416
Independent Bank Corp.—Michigan (Banks)	3,064	83,433
Infinity Property & Casualty Corp. (Insurance)	2,681	99,760
Informatica Corp. * (Software)	10,341	124,092
Infospace, Inc. * (Internet)	3,064	79,112
Inland Real Estate Corp. ( REIT)	4,979	73,639
Insight Enterprises, Inc. * (Retail)	6,511	127,681
Integra LifeSciences Holdings * (Biotechnology)	3,064	108,649
Integrated Device Technology, Inc. * (Semiconductors)	11,107	146,390
Interdigital Communications Corp. * (Telecommunications)	4,979	91,215
Intergraph Corp. * (Computers)	2,681	133,541
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,830	122,177
Internet Security Systems, Inc. * (Internet)	4,596	96,286
Intuitive Surgical, Inc. * (Healthcare-Products)	3,064	359,316
Invacare Corp. (Healthcare-Products)	2,681	84,425
Investment Technology Group, Inc. * (Diversified Financial Services)	4,596	162,882
Itron, Inc. * (Electronics)	2,298	92,012
J2 Global Communications, Inc. * (Internet)	2,681	114,586
Jack Henry & Associates, Inc. (Computers)	7,660	146,153
Jack in the Box, Inc. * (Retail)	3,830	133,782
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,830	106,129
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	8,043	67,561
Jarden Corp. * (Household Products/Wares)	3,830	115,475
JLG Industries, Inc. (Machinery-Construction & Mining)	4,213	192,365
Jo-Ann Stores, Inc. * (Retail)	3,064	36,155
Jones Lang LaSalle, Inc. (Real Estate)	2,681	134,988
Journal Register Co. (Media)	7,277	108,791
K-Swiss, Inc.—Class A (Apparel)	3,064	99,396
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,362	110,457
Kansas City Southern Industries, Inc. * (Transportation)	6,894	168,419
Kaydon Corp.(Metal Fabricate/Hardware)	4,213	135,406
KCS Energy, Inc. * (Oil & Gas)	6,511	157,696
Keane, Inc. * (Software)	8,043	88,553
Kellwood Co. (Apparel)	5,362	128,045
Kelly Services, Inc.—Class A (Commercial Services)	5,745	150,634
KEMET Corp. * (Electronics)	14,554	102,897
Kennametal, Inc. (Hand/Machine Tools)	3,447	175,935
Kenneth Cole Productions, Inc. (Retail)	3,064	78,132
Keynote Systems, Inc. * (Internet)	8,809	113,196
KFx, Inc. * (Energy-Alternate Sources)	5,745	98,297
Kilroy Realty Corp. ( REIT)	2,298	142,246
Kimball International, Inc.—Class B (Home Furnishings)	8,043	85,497
Kindred Healthcare, Inc. * (Healthcare-Services)	2,298	59,196
Kirby Corp. * (Transportation)	2,298	119,887
KNBT Bancorp, Inc.(Savings & Loans)	8,426	137,260
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	13,022	128,788
Knight Transportation, Inc. (Transportation)	5,745	119,094
Komag, Inc. * (Computers)	3,064	106,198
Kronos, Inc. * (Computers)	3,064	128,259
Kyphon, Inc. * (Healthcare-Products)	3,064	125,103
La Quinta Corp. * (Lodging)	14,554	162,132
La-Z-Boy, Inc. (Home Furnishings)	5,745	77,902
Labor Ready, Inc. * (Commercial Services)	4,979	103,663
Laclede Group, Inc. (Gas)	3,064	89,499
Lakeland Financial Corp. (Banks)	3,830	154,655
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,915	70,951
Landauer, Inc. (Commercial Services)	1,532	70,610
Lasalle Hotel Properties ( REIT)	3,447	126,574
Laserscope * (Healthcare-Products)	1,915	43,011
LCA-Vision, Inc. (Healthcare-Products)	1,915	90,982
Lennox International, Inc. (Building Materials)	4,596	129,607
Level 3 Communications, Inc. * (Telecommunications)	57,450	164,881
Lexington Corporate Properties Trust ( REIT)	4,596	97,895
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,681	102,119
Lin TV Corp.—Class A * (Media)	6,511	72,533
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,447	136,708
Linens ’n Things, Inc. * (Retail)	4,596	122,254
Littelfuse, Inc. * (Electrical Components & Equipment)	3,064	83,494
LKQ Corp. * (Distribution/Wholesale)	2,298	79,557
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,681	138,500
Longs Drug Stores Corp. (Retail)	3,064	111,499
Longview Fibre Co. (Forest Products & Paper)	4,596	95,643
M/I Schottenstein Homes, Inc. (Home Builders)	1,532	62,230
Macdermid, Inc. (Chemicals)	3,447	96,171
Macrovision Corp. * (Entertainment)	5,362	89,706
MAF Bancorp, Inc. (Savings & Loans)	2,298	95,091
Magellan Health Services, Inc. * (Healthcare-Services)	3,064	96,363
Maguire Properties, Inc. ( REIT)	3,064	94,678

See accompanying notes to the financial statements..

15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Manhattan Associates, Inc. * (Computers)	4,979	$101,970
Manitowoc Co. (Machinery-Diversified)	3,447	173,108
Martek Biosciences Corp. * (Biotechnology)	2,681	65,979
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,064	111,560
Maverick Tube Corp. * (Oil & Gas Services)	3,830	152,664
Maximus, Inc. (Commercial Services)	2,681	98,366
Maxtor Corp. * (Computers)	21,065	146,191
Maytag Corp. (Home Furnishings)	6,894	129,745
MB Financial, Inc. (Banks)	3,064	108,466
Medarex, Inc. * (Pharmaceuticals)	11,490	159,137
Media General, Inc.—Class A (Media)	2,298	116,509
Medicis Pharmaceutical Corp. (Pharmaceuticals)	4,596	147,302
Mentor Corp. (Healthcare-Products)	2,681	123,540
Mentor Graphics Corp. * (Computers)	8,043	83,165
Mercantile Bank Corp. (Banks)	2,298	88,473
Mercury Computer Systems, Inc. * (Computers)	3,064	63,210
MeriStar Hospitality Corp. * ( REIT)	8,809	82,805
Methode Electronics, Inc.—Class A (Electronics)	6,894	68,733
MGE Energy, Inc. (Electric)	2,298	77,925
MGI Pharma, Inc. * (Pharmaceuticals)	6,511	111,729
Micrel, Inc. * (Semiconductors)	10,341	119,956
Micros Systems, Inc. * (Computers)	3,447	166,558
Microsemi Corp. * (Semiconductors)	6,128	169,500
MicroStrategy, Inc.—Class A * (Software)	1,532	126,758
Mid-America Apartment Communities, Inc. ( REIT)	1,915	92,878
Mid-State Bancshares (Banks)	3,064	81,962
Midas, Inc. * (Commercial Services)	3,830	70,319
Midwest Banc Holdings, Inc. (Banks)	4,979	110,783
Mine Safety Appliances Co. (Environmental Control)	2,681	97,079
Minerals Technologies, Inc. (Chemicals)	1,915	107,029
Modine Manufacturing Co. (Auto Parts & Equipment)	3,447	112,337
Monaco Coach Corp. (Home Builders)	4,596	61,127
Moneygram International, Inc. (Software)	7,277	189,785
Moog, Inc.—Class A * (Aerospace/Defense)	3,064	86,956
Movie Gallery, Inc. (Retail)	2,681	15,040
MPS Group, Inc. * (Commercial Services)	12,256	167,540
MTS Systems Corp. (Computers)	2,298	79,603
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,447	94,517
Myriad Genetics, Inc. * (Biotechnology)	6,128	127,462
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,745	19,418
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,447	121,265
National Financial Partners (Diversified Financial Services)	3,447	181,140
National Penn Bancshares, Inc. (Banks)	4,979	94,850
National Presto Industries, Inc. (Housewares)	4,213	186,847
Nationwide Health Properties, Inc. ( REIT)	4,979	106,551
Navigant Consulting Co. * (Commercial Services)	4,979	109,438
NBT Bancorp, Inc. (Banks)	4,213	90,959
NBTY, Inc. * (Pharmaceuticals)	4,596	74,685
NCI Building Systems, Inc * (Building Materials)	2,681	113,889
NCO Group, Inc. * (Commercial Services)	4,213	71,284
Nektar Therapeutics * (Biotechnology)	8,043	132,388
NetBank, Inc. (Internet)	11,107	79,748
NETGEAR, Inc. * (Telecommunications)	3,830	73,728
NetIQ Corp. * (Software)	7,660	94,141
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,596	288,307
New Jersey Resources Corp. (Gas)	2,298	96,263
NewAlliance Bancshares, Inc. (Savings & Loans)	12,639	183,772
Newcastle Investment Corp. ( REIT)	3,447	85,658
Newpark Resources, Inc. * (Oil & Gas Services)	11,107	84,746
NGP Capital Resources Co. (Investment Companies)	9,958	130,749
NICOR, Inc. (Gas)	1,915	75,279
Nordson Corp. (Machinery-Diversified)	3,064	124,123
Northwest Natural Gas Co. (Gas)	2,681	91,637
NorthWestern Corp. (Electric)	2,681	83,299
Novastar Financial, Inc. ( REIT)	1,915	53,831
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,192	108,833
Nu Skin Enterprises, Inc. (Retail)	4,979	87,531
Oceaneering International, Inc. * (Oil & Gas Services)	4,213	209,723
Offshore Logistics, Inc. * (Transportation)	3,064	89,469
Ohio Casualty Corp. (Insurance)	4,979	141,005
Oil States International, Inc. * (Oil & Gas Services)	4,596	145,601
Old National Bancorp (Banks)	5,745	124,322
Old Second Bancorp, Inc. (Banks)	3,064	93,666
Olin Corp. (Chemicals)	6,128	120,599
OM Group, Inc. * (Chemicals)	3,064	57,481
OMEGA Healthcare Investors, Inc. ( REIT)	6,894	86,795
OmniVision Technologies, Inc. * (Semiconductors)	6,511	129,960
ON Semiconductor Corp. * (Semiconductors)	16,469	91,074
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,064	88,121
Openwave Systems, Inc. * (Internet)	7,277	127,129
Orbital Sciences Corp. * (Aerospace/Defense)	8,043	103,272
Otter Tail Power Co. (Electric)	3,447	99,894
Owens & Minor, Inc. (Distribution/Wholesale)	3,830	105,440
Oxford Industries, Inc. (Apparel)	2,298	125,701
P.F. Chang’s China Bistro, Inc. * (Retail)	3,064	152,066
Pacer International, Inc. (Transportation)	3,447	89,829
Pacific Capital Bancorp (Banks)	3,830	136,271
Pacific Sunwear of California, Inc. * (Retail)	6,894	171,797
Palm, Inc. * (Computers)	3,447	109,615
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,447	108,029
Parametric Technology Corp. * (Software)	25,278	154,196
Park Electrochemical Corp. (Electronics)	4,979	129,354
Park National Corp. (Banks)	1,149	117,933
Parker Drilling Co. * (Oil & Gas)	13,022	141,028
Partners Trust Financial Group, Inc. (Savings & Loans)	6,894	83,073
Payless ShoeSource, Inc. * (Retail)	6,128	153,813
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,915	169,611
Peet’s Coffee & Tea, Inc. * (Beverages)	2,681	81,368
Penn Virginia Corp. (Oil & Gas)	2,298	131,905
Pennsylvania ( REIT)	2,681	100,162
Peoples Energy Corp. (Gas)	2,298	80,591
Pep Boys-Manny, Moe & Jack (Retail)	6,511	96,949
Performance Food Group Co. * (Food)	3,447	97,791
Pericom Semiconductor Corp. * (Semiconductors)	14,937	119,048
Perot Systems Corp.—Class A * (Computers)	9,192	129,975
Perrigo Co. (Pharmaceuticals)	8,043	119,921
PETCO Animal Supplies, Inc. * (Retail)	5,362	117,696
Pharmion Corp. * (Pharmaceuticals)	3,447	61,253
PHH Corp. * (Commercial Services)	4,596	128,780
Phillips-Van Heusen Corp. (Apparel)	3,830	124,092
Photronics, Inc. * (Semiconductors)	3,447	51,912
Pier 1 Imports, Inc. (Retail)	9,192	80,246
Pinnacle Entertainment, Inc. * (Entertainment)	5,362	132,495
Plantronics, Inc. (Telecommunications)	4,979	140,906
Plexus Corp. * (Electronics)	7,660	174,187
PMC-Sierra, Inc. * (Semiconductors)	18,384	141,741
Polycom, Inc. * (Telecommunications)	9,575	146,498
PolyMedica Corp. (Healthcare-Products)	3,064	102,552
Post Properties, Inc. ( REIT)	3,447	137,708
Potlatch Corp. (Forest Products & Paper)	2,681	136,677
Power Integrations, Inc. * (Semiconductors)	4,213	100,312
Powerwave Technologies, Inc. * (Telecommunications)	10,724	134,801
Premiere Global Services, Inc. * (Telecommunications)	7,660	62,276
Price Communications Corp. * (Telecommunications)	8,043	119,599
ProAssurance Corp. * (Insurance)	2,681	130,404
Progress Software Corp. * (Software)	3,830	108,695

See accompanying notes to the financial statements..

16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

ProQuest Co. * (Internet)	3,447	$96,206
Prosperity Bancshares, Inc. (Banks)	4,213	121,082
Provident Bankshares Corp. (Banks)	3,064	103,471
Provident Financial Services, Inc. (Savings & Loans)	6,128	113,429
Provident New York Bancorp (Savings & Loans)	9,575	105,421
PS Business Parks, Inc. ( REIT)	1,532	75,374
PSS World Medical, Inc. * (Healthcare-Products)	6,511	96,623
Psychiatric Solutions, Inc. * (Healthcare-Services)	1,915	112,487
Quanex Corp. (Metal Fabricate/Hardware)	2,298	114,831
Quanta Services, Inc. * (Commercial Services)	10,341	136,191
Quest Software, Inc. * (Software)	7,660	111,759
Radio One, Inc. * (Media)	8,809	91,173
RAIT Investment Trust ( REIT)	3,064	79,419
Ralcorp Holdings, Inc. * (Food)	2,681	106,999
Rambus, Inc. * (Semiconductors)	7,660	124,015
RARE Hospitality International, Inc. * (Retail)	3,830	116,394
RC2 Corp. * (Toys/Games/Hobbies)	2,681	95,229
Reader’s Digest Association, Inc. (Media)	9,192	139,901
Red Robin Gourmet Burgers, Inc. * (Retail)	1,532	78,071
Redwood Trust, Inc. ( REIT)	1,532	63,210
Regal-Beloit Corp. (Hand/Machine Tools)	4,596	162,698
Regis Corp. (Retail)	4,596	177,267
Reliance Steel & Aluminum Co. (Iron/Steel)	3,447	210,681
Remington Oil & Gas Corp. * (Oil & Gas)	3,447	125,816
Republic Bancorp, Inc. (Banks)	6,894	82,039
Resource America, Inc.—Class A (Holding Companies-Diversified)	2,681	45,711
Resources Connection, Inc. * (Commercial Services)	4,213	109,791
RF Micro Devices, Inc. * (Telecommunications)	20,682	111,890
RLI Corp. (Insurance)	2,298	114,601
Rogers Corp. * (Electronics)	2,298	90,036
RSA Security, Inc. * (Internet)	7,660	86,022
Ruby Tuesday, Inc. (Retail)	5,745	148,738
Ruddick Corp. (Food)	4,596	97,803
Russell Corp. (Apparel)	4,979	67,017
Ryan’s Restaurant Group, Inc. * (Retail)	8,043	96,999
S & T Bancorp, Inc. (Banks)	3,064	112,816
SafeNet, Inc. * (Telecommunications)	3,064	98,722
Saga Communications, Inc. * (Media)	8,426	91,591
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,979	87,531
Sanderson Farms, Inc. (Food)	1,915	58,465
Sandy Spring Bancorp, Inc. (Banks)	3,064	106,872
Saxon Capital, Inc. ( REIT)	3,830	43,394
ScanSource, Inc. * (Distribution/Wholesale)	1,915	104,712
Scholastic Corp. * (Media)	3,447	98,274
School Specialty, Inc. * (Retail)	2,298	83,739
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,915	130,412
Select Comfort Corp. * (Retail)	3,830	104,751
Selective Insurance Group, Inc. (Insurance)	2,298	122,024
Semtech Corp. * (Semiconductors)	9,575	174,839
Senior Housing Properties Trust ( REIT)	4,596	77,718
Sensient Technologies Corp. (Chemicals)	4,979	89,124
SERENA Software, Inc. * (Software)	4,213	98,753
Serologicals Corp. * (Biotechnology)	5,362	105,846
SFBC International, Inc. * (Commercial Services)	1,915	30,659
Shaw Group, Inc. * (Engineering & Construction)	6,511	189,405
Shuffle Master, Inc. * (Entertainment)	4,979	125,172
Sierra Pacific Resources * (Electric)	9,958	129,853
Sigmatel, Inc. * (Semiconductors)	3,447	45,156
Silicon Image, Inc. * (Semiconductors)	9,192	83,188
Silicon Laboratories, Inc. * (Semiconductors)	3,830	140,408
Simpson Manufacturing Co., Inc. (Building Materials)	3,830	139,221
Sinclair Broadcast Group, Inc.—Class A (Media)	9,192	84,566
Skyline Corp. (Home Builders)	3,064	111,530
SkyWest, Inc. (Airlines)	4,596	123,449
Skyworks Solutions, Inc. * (Semiconductors)	14,937	76,029
Sohu.com, Inc. * (Internet)	3,064	56,194
SonoSite, Inc. * (Healthcare-Products)	2,298	80,453
Sonus Networks, Inc. * (Telecommunications)	19,150	71,238
South Jersey Industries, Inc. (Gas)	1,915	55,803
Sovran Self Storage, Inc. ( REIT)	1,532	71,958
Spherion Corp. * (Commercial Services)	17,618	176,355
Spirit Finance Corp. ( REIT)	7,277	82,594
St.Mary Land & Exploration Co. (Oil & Gas)	4,596	169,179
Stage Stores, Inc. (Retail)	2,298	68,434
Standex International Corp. (Miscellaneous Manufacturing)	3,064	85,057
Steel Dynamics, Inc. (Iron/Steel)	3,830	136,003
STERIS Corp. (Healthcare-Products)	5,362	134,157
Sterling Bancshares, Inc. (Banks)	6,511	100,530
Sterling Financial Corp.—Spokane (Savings & Loans)	6,894	172,212
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,213	89,021
Stewart Enterprises, Inc.—Class A (Commercial Services)	13,405	72,521
Stewart Information Services Corp. (Insurance)	1,915	93,203
Stone Energy Corp. * (Oil & Gas)	2,681	122,066
Strayer Education, Inc. (Commercial Services)	1,532	143,548
Sun Communities, Inc. ( REIT)	2,298	72,157
Sunrise Assisted Living, Inc. * (Healthcare-Services)	5,362	180,752
Superior Energy Services, Inc. * (Oil & Gas Services)	8,809	185,429
Superior Industries International, Inc. (Auto Parts & Equipment)	3,064	68,205
SureWest Communications (Telecommunications)	4,213	111,097
SurModics, Inc. * (Healthcare-Products)	1,532	56,669
Susquehanna Bancshares, Inc. (Banks)	3,447	81,625
SVB Financial Group * (Banks)	3,064	143,518
Swift Energy Co. * (Oil & Gas)	2,681	120,833
Sybron Dental Special, Inc. * (Healthcare-Products)	3,447	137,225
Sycamore Networks, Inc. * (Telecommunications)	30,640	132,365
Symyx Technologies, Inc. * (Chemicals)	3,447	94,069
Tanger Factory Outlet Centers, Inc. ( REIT)	2,681	77,052
Taubman Centers, Inc. ( REIT)	4,213	146,402
Technitrol, Inc. (Electronics)	8,809	150,634
Tekelec * (Telecommunications)	5,362	74,532
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,447	100,308
Telik, Inc. * (Biotechnology)	7,277	123,636
Tennant Co. (Machinery-Diversified)	2,681	139,412
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,362	105,148
Tessera Technologies, Inc. * (Semiconductors)	3,830	99,006
TETRA Technologies, Inc. * (Oil & Gas Services)	5,745	175,337
Texas Capital Bancshares, Inc. * (Banks)	4,596	102,996
Texas Industries, Inc. (Building Materials)	1,915	95,444
Texas Regional Bancshares, Inc.—Class A (Banks)	3,830	108,389
The Children’s Place Retail Stores, Inc. * (Retail)	1,915	94,639
The Finish Line, Inc.—Class A (Retail)	4,596	80,062
The Genlyte Group, Inc. * (Building Materials)	1,915	102,587
The Liberty Corp. (Media)	1,915	89,641
The Medicines Co. * (Pharmaceuticals)	6,128	106,934
The Nautilus Group, Inc. (Leisure Time)	3,447	64,321
The Navigators Group, Inc. * (Insurance)	2,298	100,216
The Phoenix Cos., Inc. (Insurance)	9,575	130,603
The Sports Authority, Inc. * (Retail)	2,681	83,460
The Steak n Shake Co. * (Retail)	5,745	97,378
The Stride Rite Corp. (Apparel)	6,128	83,096
The Topps Co., Inc. (Toys/Games/Hobbies)	11,107	82,525
The Warnaco Group, Inc. * (Apparel)	5,362	143,272
Thor Industries, Inc. (Home Builders)	3,447	138,121

See accompanying notes to the financial statements..

17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Thoratec Corp. * (Healthcare-Products)	4,979	$103,016
THQ, Inc. * (Software)	5,745	137,018
Tibco Software, Inc. * (Internet)	19,150	143,051
Tierone Corp. (Savings & Loans)	4,979	146,432
Todco—Class A (Oil & Gas)	4,979	189,501
Too, Inc. * (Retail)	3,830	108,044
Tootsie Roll Industries, Inc. (Food)	2,681	77,561
Town& Country Trust ( REIT)	2,681	90,645
Tractor Supply Co. * (Retail)	2,681	141,932
Trammell Crow Co. * (Real Estate)	3,447	88,416
Transaction Systems Architect, Inc. * (Software)	4,596	132,319
Tredegar Corp. (Miscellaneous Manufacturing)	6,511	83,927
Triarc Cos., Inc. (Retail)	5,362	79,626
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,830	168,788
Triumph Group, Inc. * (Aerospace/Defense)	2,681	98,151
TrustCo Bank Corp.NY (Banks)	7,660	95,137
Trustmark Corp. (Banks)	3,830	105,210
Trustreet Properties, Inc. ( REIT)	5,362	78,392
Tuesday Morning Corp. (Retail)	2,681	56,087
Tupperware Corp. (Household Products/Wares)	5,362	120,109
U-Store-It Trust ( REIT)	5,362	112,870
UCBH Holdings, Inc. (Banks)	8,043	143,809
UMB Financial Corp. (Banks)	1,532	97,910
Umpqua Holdings Corp. (Banks)	4,979	142,051
Unisource Energy Corp. (Electric)	3,064	95,597
United Auto Group, Inc. (Retail)	3,064	117,045
United Bankshares, Inc. (Banks)	2,681	94,478
United Community Banks, Inc. (Banks)	3,447	91,897
United Natural Foods, Inc. * (Food)	3,830	101,112
United Rentals, Inc. * (Commercial Services)	5,362	125,417
United Stationers, Inc. * (Distribution/Wholesale)	3,064	148,604
United Surgical Partners International, Inc. * (Healthcare-Services)	3,064	98,508
United Therapeutics Corp. * (Pharmaceuticals)	1,915	132,365
Universal Corp. (Agriculture)	2,298	99,642
Unizan Financial Corp. (Banks)	3,830	101,725
Unova, Inc. * (Machinery-Diversified)	4,979	168,290
URS Corp. * (Engineering & Construction)	3,830	144,046
USA Mobility, Inc. (Telecommunications)	3,064	84,934
USEC, Inc. (Mining)	7,660	91,537
UTStarcom, Inc. * (Telecommunications)	10,341	83,348
Vail Resorts, Inc. * (Entertainment)	3,064	101,204
Valassis Communications, Inc. * (Commercial Services)	4,596	133,606
ValueClick, Inc. * (Internet)	9,192	166,467
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,213	185,076
Varian, Inc. * (Electronics)	3,064	121,917
Ventana Medical Systems, Inc. * (Healthcare-Products)	2,681	113,540
Ventiv Health, Inc. * (Advertising)	4,979	117,603
Veritas DGC, Inc. * (Oil & Gas Services)	3,447	122,334
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,426	233,148
Viad Corp. (Commercial Services)	4,596	134,801
Viasys Healthcare, Inc. * (Healthcare-Products)	3,447	88,588
Visteon Corp. * (Auto Parts & Equipment)	10,341	64,735
W Holding Co., Inc. (Banks)	8,809	72,498
W-H Energy Services, Inc. * (Oil & Gas Services)	4,213	139,366
Wabash National Corp. (Auto Manufacturers)	3,830	72,962
Wabtec Corp. (Machinery-Diversified)	5,745	154,541
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,894	144,567
Walter Industries, Inc. (Holding Companies-Diversified)	3,064	152,342
Washington Group International, Inc. (Engineering & Construction)	2,298	121,725
Washington ( REIT)	3,447	104,616
Waste Connections, Inc. * (Environmental Control)	4,979	171,577
Watsco, Inc. (Distribution/Wholesale)	2,681	160,351
Watson Wyatt & Co. Holdings (Commercial Services)	6,128	170,971
Watts Industries, Inc.—Class A (Electronics)	4,213	127,612
WCI Communities, Inc. * (Home Builders)	3,064	82,268
WD-40 Co. (Household Products/Wares)	2,681	70,403
WebEx Communications, Inc. * (Internet)	3,830	82,843
Websense, Inc. * (Internet)	2,681	175,980
Werner Enterprises, Inc. (Transportation)	4,213	82,996
Wesbanco, Inc. (Banks)	2,681	81,529
WESCO International, Inc. * (Distribution/Wholesale)	3,064	130,925
West Coast Bancorp (Banks)	4,213	111,434
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,447	86,278
Westamerica Bancorp (Banks)	3,064	162,606
WGL Holdings, Inc. (Gas)	3,064	92,104
Whiting Petroleum Corp. * (Oil & Gas)	2,681	107,240
Wind River Systems, Inc. * (Software)	8,043	118,795
Winnebago Industries, Inc. (Home Builders)	3,447	114,716
Wintrust Financial Corp. (Banks)	3,064	168,214
Witness Systems, Inc. * (Software)	5,745	113,004
WMS Industries, Inc. * (Leisure Time)	2,681	67,266
Wolverine World Wide, Inc. (Apparel)	5,745	129,033
Woodward Governor Co. (Electronics)	1,149	98,825
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,894	132,434
Wright Express Corp. * (Commercial Services)	3,830	84,260
Wright Medical Group, Inc. * (Healthcare-Products)	3,064	62,506
Yankee Candle Co., Inc. (Household Products/Wares)	4,213	107,853
Zale Corp. * (Retail)	4,596	115,589
Zenith National Insurance Corp. (Insurance)	2,298	105,984
Zoll Medical Corp. * (Healthcare-Products)	3,830	96,478

TOTAL COMMON STOCKS (Cost $75,528,571)		86,087,829

Repurchase Agreements (28.0%)
	Principal
	Amount

UBS **, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $32,765,647 (Collateralized by $33,745,000 various U.S. Government Agency Obligations, 3.5% - 7.125%, 3/15/07-6/15/10, market value $33,408,231)	$32,752,000	32,752,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,752,000)		32,752,000

TOTAL INVESTMENT SECURITIES (Cost $108,280,571)—101.5%		118,839,829
Net other assets (liabilities)—(1.5)%		(1,731,797)

NET ASSETS—100.0%		$117,108,032

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements..

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $20,578,350)	61	$(441,000)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $3,171,090)	47	6,830

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $3,632,785)	5,396	(16,517)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $10,421,647)	15,480	(105,611)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.9%
Chemicals	0.9%
Commercial Services	3.9%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.1%
Electric	1.2%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.4%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	2.5%
Healthcare-Services	1.1%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.6%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.7%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	2.5%
Real Estate	0.2%
Real Estate Investment Trust	3.9%
Retail	4.6%
Savings & Loans	1.9%
Semiconductors	3.0%
Software	2.5%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	26.5%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements..

19

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $75,528,571)	$86,087,829
Repurchase agreements, at cost	32,752,000

Total Investment Securities	118,839,829
Segregated cash balances with brokers for futures contracts	1,065,713
Dividends and interest receivable	91,757
Receivable for investments sold	111,169
Prepaid expenses	498

Total Assets	120,108,966

Liabilities:
Cash overdraft	9,704
Payable for capital shares redeemed	2,392,602
Unrealized depreciation on swap agreements	122,128
Variation margin on futures contracts	195,325
Advisory fees payable	77,768
Management services fees payable	15,554
Administration fees payable	4,064
Administrative services fees payable	71,863
Distribution fees payable	72,065
Trustee fees payable	292
Transfer agency fees payable	2,878
Fund accounting fees payable	4,391
Compliance services fees payable	1,528
Other accrued expenses	30,772

Total Liabilities	3,000,934

Net Assets	$117,108,032

Net Assets consist of:
Capital	$106,104,535
Accumulated net realized gains (losses) on investments	1,000,537
Net unrealized appreciation (depreciation) on investments	10,002,960

Net Assets	$117,108,032

Shares of Beneficial Interest Outstanding	3,553,751

Net Asset Value (offering and redemption price per share)	$32.95

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$880,775
Interest	891,702

Total Investment Income	1,772,477

Expenses:
Advisory fees	838,991
Management services fees	167,799
Administration fees	36,084
Transfer agency fees	38,141
Administrative services fees	279,288
Distribution fees	279,664
Custody fees	31,193
Fund accounting fees	58,235
Trustee fees	1,320
Compliance services fees	2,712
Other fees	54,687

Total Expenses	1,788,114

Net Investment Income (Loss)	(15,637)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,380,253
Net realized gains (losses) on futures contracts	1,005,431
Net realized gains (losses) on swap agreements	114,528
Change in net unrealized appreciation/depreciation on investments	(4,009,762)

Net Realized and Unrealized Gains (Losses) on Investments	490,450

Change in Net Assets Resulting from Operations	$474,813

See accompanying notes to the financial statements..

20

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(15,637)	$(510,941)
Net realized gains (losses) on investments	4,500,212	10,400,670
Change in net unrealized appreciation/depreciation on investments	(4,009,762)	5,941,465

Change in net assets resulting from operations	474,813	15,831,194

Distributions to Shareholders From:
Net realized gains on investments	(12,777,971)	(3,376,608)

Change in net assets resulting from distributions	(12,777,971)	(3,376,608)

Capital Transactions:
Proceeds from shares issued	145,139,602	322,048,784
Dividends reinvested	12,777,971	3,376,608
Cost of shares redeemed	(176,334,188)	(317,386,979)

Change in net assets resulting from capital transactions	(18,416,615)	8,038,413

Change in net assets	(30,719,773)	20,492,999
Net Assets:
Beginning of period	147,827,805	127,334,806

End of period	$117,108,032	$147,827,805

Share Transactions:
Issued	4,296,386	9,772,348
Reinvested	384,415	100,464
Redeemed	(5,240,962)	(9,785,966)

Change in shares	(560,161)	86,846

See accompanying notes to the financial statements..

21

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	May 1, 2001(a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$35.93	$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss)(b)	— (c)	(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	1.04	5.37	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	1.04	5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders From:
Net realized gains on investments	(4.02)	(0.92)	—	—	—

Net Asset Value, End of Period	$32.95	$35.93	$31.62	$22.15	$28.56

Total Return	2.81%	16.74%	42.75%	(22.44)%	(4.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.60%	1.61%	1.73%	1.97%	2.65%
Net expenses(e)	1.60%	1.61%	1.73%	1.97%	2.25%
Net investment income (loss)(e)	(0.01)%	(0.44)%	(0.52)%	(0.62)%	(0.53)%

Supplemental Data:
Net assets, end of period (000’s)	$117,108	$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate(f)	67%	161%	189%	527%	2,627	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements..

22

ProFund VP OTC

The ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of 0.18%, 1 compared to a return of 1.90% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization- weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the index weight as of year-end 2005. Companies within the Internet portal and computer storage industries contributed to the performance of the index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP OTC from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP OTC	0.18%	16.85%	(10.68)%

NASDAQ-100 Index	1.90%	19.04%	(8.95)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are ot reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

23

PROFUNDS VP
ProFund VP OTC

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%
Futures Contracts	2%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

NASDAQ-100 - Sector Composition
% of Index

Technology	40.28%
Communications	29.59%
Consumer, Non-cyclical	17.29%
Consumer, Cyclical	9.94%
Industrial	2.20%
Energy	0.41%
Basic Materials	0.29%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	December 31, 2005

Common Stocks (98.4%)
	Shares	Value

Activision, Inc. * (Software)	15,498	$212,943
Adobe Systems, Inc. (Software)	30,750	1,136,520
Altera Corp. * (Semiconductors)	32,472	601,706
Amazon.com, Inc. * (Internet)	17,466	823,522
American Power Conversion Corp. (Electrical Components & Equipment)	12,546	276,012
Amgen, Inc. * (Biotechnology)	36,408	2,871,135
Apollo Group, Inc.—Class A * (Commercial Services)	11,316	684,165
Apple Computer, Inc. * (Computers)	74,538	5,358,536
Applied Materials, Inc. (Semiconductors)	53,382	957,673
ATI Technologies, Inc. * (Semiconductors)	15,744	267,491
Autodesk, Inc. (Software)	15,252	655,073
BEA Systems, Inc. * (Software)	22,878	215,053
Bed Bath & Beyond, Inc. * (Retail)	25,338	915,969
Biogen Idec, Inc. * (Biotechnology)	23,370	1,059,362
Biomet, Inc. (Healthcare-Products)	21,402	782,671
Broadcom Corp.—Class A * (Semiconductors)	16,974	800,324
C.H. Robinson Worldwide, Inc. (Transportation)	10,824	400,813
Cadence Design Systems, Inc. * (Computers)	18,942	320,499
CDW Corp. (Distribution/Wholesale)	5,166	297,407
Celgene Corp. * (Biotechnology)	10,578	685,454
Check Point Software Technologies, Ltd. * (Internet)	15,252	306,565
CheckFree Corp. * (Internet)	5,412	248,411
Chiron Corp. * (Biotechnology)	16,728	743,727
Cintas Corp. (Textiles)	12,792	526,775
Cisco Systems, Inc. * (Telecommunications)	139,236	2,383,720
Citrix Systems, Inc. * (Software)	13,284	382,314
Cognizant Technology Solutions Corp. * (Computers)	8,610	433,514
Comcast Corp.—Special Class A * (Media)	60,516	1,570,996
Comverse Technology, Inc. * (Telecommunications)	13,284	353,222
Costco Wholesale Corp. (Retail)	15,744	778,856
Dell, Inc. * (Computers)	54,858	1,645,191
DENTSPLY International, Inc. (Healthcare-Products)	4,674	250,947
Discovery Holding Co.—Class A * (Media)	15,006	227,341
eBay, Inc. * (Internet)	66,174	2,862,026
EchoStar Communications Corp.—Class A * (Media)	13,776	374,294
Electronic Arts, Inc. * (Software)	19,188	1,003,724
Expedia, Inc. * (Internet)	21,648	518,686
Expeditors International of Washington, Inc. (Transportation)	6,642	448,401
Express Scripts, Inc * (Pharmaceuticals)	8,364	700,903
Fastenal Co. (Distribution Wholesale)	9,102	356,707
Fiserv, Inc. * (Software)	14,760	638,665
Flextronics International, Ltd. * (Electronics)	39,606	413,487
Garmin, Ltd. (Electronics)	6,396	424,374
Genzyme Corp. * (Biotechnology)	20,664	1,462,598
Gilead Sciences, Inc. * (Pharmaceuticals)	28,536	1,501,850
Google, Inc. * (Internet)	7,626	3,163,721
IAC/InterActiveCorp * (Internet)	21,156	598,926
Intel Corp. (Semiconductors)	134,070	3,346,386
Intuit, Inc. * (Software)	14,268	760,484
JDS Uniphase Corp. * (Telecommunications)	120,048	283,313
Juniper Networks, Inc. * (Telecommunications)	23,616	526,637
KLA -Tencor Corp. (Semiconductors)	15,252	752,381
Lam Research Corp. * (Semiconductors)	8,856	315,982
Lamar Advertising Co. * (Advertising)	5,412	249,710
Liberty Global, Inc.—Class A * (Media)	15,252	343,170
Lincare Holdings, Inc. * (Healthcare-Services)	5,904	247,437
Linear Technology Corp. (Semiconductors)	25,830	931,688
Marvell Technology Group, Ltd. * (Semiconductors)	17,220	965,870
Maxim Integrated Products, Inc. (Semiconductors)	29,274	1,060,889
MCI, Inc. (Telecommunications)	22,632	446,529
MedImmune, Inc. * (Biotechnology)	16,728	585,815
Mercury Interactive Corp. * (Software)	5,904	164,072
Microchip Technology, Inc. (Semiconductors)	11,070	355,901
Microsoft Corp. (Software)	232,470	6,079,090
Monster Worldwide, Inc. * (Internet)	7,872	321,335
Network Appliance, Inc. * (Computers)	24,600	664,200
NII Holdings, Inc.—Class B * (Telecommunications)	9,348	408,321
NTL, Inc. * (Telecommunications)	5,904	401,944
NVIDIA Corp. * (Semiconductors)	10,578	386,732
Oracle Corp. * (Software)	136,284	1,664,027
PACCAR, Inc. (Auto Manufacturers)	12,054	834,498
Patterson Cos., Inc. * (Healthcare-Products)	8,364	279,358
Patterson-UTI Energy, Inc. (Oil & Gas)	11,070	364,757
Paychex, Inc. (Commercial Services)	22,878	872,110
Petsmart, Inc. (Retail)	9,102	233,557
Pixar Animation Studios * (Software)	7,626	402,043
Qualcomm, Inc. (Telecommunications)	125,952	5,426,013
Red Hat, Inc. * (Software)	11,070	301,547
Research In Motion, Ltd. * (Computers)	12,054	795,685
Ross Stores, Inc. (Retail)	9,102	263,048
SanDisk Corp. * (Computers)	10,824	679,964
Sears Holdings Corp. * (Retail)	10,578	1,222,076
Sepracor, Inc. * (Pharmaceuticals)	6,642	342,727

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC	December 31, 2005

Common Stocks, continued
	Shares	Value

Siebel Systems, Inc. (Software)	39,360	$416,429
Sigma-Aldrich Corp. (Chemicals)	4,182	264,679
Sirius Satellite Radio, Inc. * (Media)	91,512	613,130
Staples, Inc. (Retail)	31,242	709,506
Starbucks Corp. * (Retail)	67,896	2,037,559
Sun Microsystems, Inc. * (Computers)	94,218	394,773
Symantec Corp. * (Internet)	71,832	1,257,060
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	8,118	279,259
Tellabs, Inc. * (Telecommunications)	16,236	176,972
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	30,750	1,322,558
Urban Outfitters, Inc. * (Retail)	10,824	273,955
VeriSign, Inc. * (Internet)	15,252	334,324
Whole Foods Market, Inc. (Food)	8,364	647,290
Wynn Resorts, Ltd. * (Lodging)	6,888	377,807
Xilinx, Inc. (Semiconductors)	29,274	737,998
XM Satellite Radio Holdings, Inc.—Class A * (Media)	14,514	395,942
Yahoo!, Inc. * (Internet)	43,296	1,696,337

TOTAL COMMON STOCKS
(Cost $61,303,008)		88,857,143

Repurchase Agreements (1.0%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $887,370 (Collateralized by $825,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $904,812)	$887,000	887,000

TOTAL REPURCHASE AGREEMENTS
(Cost $887,000)		887,000

TOTAL INVESTMENT SECURITIES
(Cost $62,190,008)—99.4%		89,744,143
Net other assets (liabilities)—0.6%		586l,277

NET ASSETS—100.0%		$90,330,420

* Non-income producing security
ADR American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $1,821,600)	11	$(19,950)

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising		0.3%
Auto Manufacturers		0.9%
Biotechnology		8.2%
Chemicals		0.3%
Commercial Services		1.7%
Computers		11.4%
Distribution/Wholesale		0.7%
Electrical Components & Equipment		0.3%
Electronics		0.9%
Food		0.7%
Healthcare-Products		1.5%
Healthcare-Services		0.3%
Internet		13.5%
Lodging		0.4%
Media		3.9%
Oil & Gas		0.4%
Pharmaceuticals		4.3%
Retail		7.1%
Semiconductors		12.7%
Software		15.6%
Telecommunications		11.8%
Textiles		0.6%
Transportation		0.9%
Other **		1.6%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP OTC

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $61,303,008)	$88,857,143
Repurchase agreements, at cost	887,000

Total Investment Securities	89,744,143
Cash	2,715
Segregated cash balances with brokers for futures contracts	110,814
Dividends and interest receivable	45,659
Receivable for capital shares issued	618,911
Prepaid expenses	312

Total Assets	90,522,554

Liabilities:
Variation margin on futures contracts	7,323
Advisory fees payable	67,442
Management services fees payable	13,489
Administration fees payable	3,417
Administrative services fees payable	44,979
Distribution fees payable	22,644
Trustee fees payable	254
Transfer agency fees payable	2,499
Fund accounting fees payable	3,507
Compliance services fees payable	1,325
Other accrued expenses	25,255

Total Liabilities	192,134

Net Assets	$90,330,420

Net Assets consist of:
Capital	$105,364,504
Accumulated net realized gains (losses) on investments	(42,568,269)
Net unrealized appreciation (depreciation) on investments	27,534,185

Net Assets	$90,330,420

Shares of Beneficial Interest Outstanding	6,019,774

Net Asset Value (offering and redemption price per share)	$15.01

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$441,801
Interest	119,345

Total Investment Income	561,146

Expenses:
Advisory fees	662,668
Management services fees	132,534
Administration fees	28,403
Transfer agency fees	29,991
Administrative services fees	441,047
Distribution fees	220,889
Custody fees	24,233
Fund accounting fees	42,089
Trustee fees	1,112
Compliance services fees	2,236
Other fees	43,304

Total Expenses	1,628,506

Net Investment Income (Loss)	(1,067,360)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	11,703,480
Net realized gains (losses) on futures contracts	(803,293)
Change in net unrealized appreciation/depreciation on investments	(11,245,120)

Net Realized and Unrealized Gains (Losses) on Investments	(344,933)

Change in Net Assets Resulting from Operations	$(1,412,293)

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP OTC

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(1,067,360)	$(875,899)
Net realized gains (losses) on investments	10,900,187	4,962,895
Change in net unrealized appreciation/depreciation on investments	(11,245,120)	(2,861,669)

Change in net assets resulting from operations	(1,412,293)	1,225,327

Distributions to Shareholders From:
Net realized gains on investments	(7,915,930)	(4,161,155)

Change in net assets resulting from distributions	(7,915,930)	(4,161,155)

Capital Transactions:
Proceeds from shares issued	440,878,622	869,073,576
Dividends reinvested	7,915,930	4,161,155
Cost of shares redeemed	(506,279,614)	(867,158,341)

Change in net assets resulting from capital transactions	(57,485,062)	6,076,390

Change in net assets	(66,813,285)	3,140,562
Net Assets:
Beginning of period	157,143,705	154,003,143

End of period	$90,330,420	$157,143,705

Share Transactions:
Issued	28,942,278	55,447,672
Reinvested	539,968	269,854
Redeemed	(33,012,499)	(55,923,469)

Change in shares	(3,530,253)	(205,943)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$16.45	$15.79	$10.76	$17.53	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.18)	(0.12)	(0.22)	(0.23)	(0.27)
Net realized and unrealized gains (losses) on investments	0.18 (c)	1.42	5.25	(6.54)	(12.20)

Total income (loss) from investment activities	—	1.30	5.03	(6.77)	(12.47)

Distributions to Shareholders From:
Net realized gains on investments	(1.44)	(0.64)	—	—	—

Net Asset Value, End of Period	$15.01	$16.45	$15.79	$10.76	$17.53

Total Return	0.18%	8.53%	46.75%	(38.62)%	(41.57	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.84%	1.87%	1.95%	2.03%	1.91%
Net expenses (e)	1.84%	1.87%	1.95%	1.98%	1.91%
Net investment income (loss) (e)	(1.21)%	(0.75)%	(1.68)%	(1.75)%	(1.61)%

Supplemental Data:
Net assets, end of period (000’s)	$90,330	$157,144	$154,003	$76,250	$70,774
Portfolio turnover rate (f)	387%	540%	510%	534%	918	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. 1 For the period ended December 31, 2005, the Fund had a total return of 3.21%, 2 compared to a return of 5.85% 3, 5 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Value Index slightly outperformed the S&P 500 index in 2005. Overweighting in the Utility sector (relative to the S&P 500 index,) as well as underweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this outperformance. Underweighting in the strong Energy sector detracted from the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hewlett-Packard, Exxon Mobil, and JPMorgan Chase, while the bottom three performers were Verizon, General Electric, and Bank of America.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	Since Inception (5/3/04)

ProFund VP Large-Cap Value	3.21%	8.87%

S&P 500/CitigroupValue Index	5.85%	11.83%

1Prior to December 19, 2005, the Index underlying the Fund’s benchmark was methodology the S&P500/Barra which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s ce reflects the reinvestment of dividends as well as the impact of transaction performan costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
41.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

29

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/CitigroupValue Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500/Citigroup Value - Sector Composition
% of Index

Basic Materials	4.86%
Communications	12.67%
Consumer, Cyclical	5.22%
Consumer, Non-cyclical	8.43%
Diversified	0.00%
Energy	7.86%
Financial	32.68%
Industrial	15.23%
Technology	6.99%
Utilities	6.06%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks (100.1%)
	Shares	Value

3M Co.(Miscellaneous Manufacturing)	4,248	$329,220
Abbott Laboratories (Pharmaceuticals)	8,496	334,997
ACE, Ltd. (Insurance)	4,720	252,237
ADC Telecommunications, Inc. * (Telecommunications)	944	21,089
Advanced Micro Devices, Inc. * (Semiconductors)	5,664	173,318
Aetna, Inc. (Healthcare-Services)	2,360	222,572
AFLAC, Inc. (Insurance)	2,360	109,551
Agilent Technologies, Inc. * (Electronics)	3,776	125,703
Air Products & Chemicals, Inc.(Chemicals)	3,304	195,564
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	472	21,594
Albertson’s, Inc. (Food)	5,192	110,849
Alcoa, Inc. (Mining)	12,272	362,883
Allegheny Energy, Inc. * (Electric)	2,360	74,694
Allegheny Technologies, Inc. (Iron/Steel)	944	34,060
Allied Waste Industries, Inc. * (Environmental Control)	3,304	28,877
Allstate Corp. (Insurance)	9,440	510,421
Alltel Corp. (Telecommunications)	2,832	178,699
Altera Corp. * (Semiconductors)	1,888	34,985
Altria Group, Inc. (Agriculture)	11,328	846,429
Amerada Hess Corp. (Oil & Gas)	472	59,859
Ameren Corp. (Electric)	2,832	145,112
American Electric Power, Inc. (Electric)	5,664	210,078
American International Group, Inc. (Insurance)	15,576	1,062,749
American Power Conversion Corp. (Electrical Components & Equipment)	1,416	31,152
American Standard Cos. (Building Materials)	944	37,713
Ameriprise Financial, Inc. (Diversified Financial Services)	1,416	58,056
AmSouth Bancorp (Banks)	5,192	136,082
Analog Devices, Inc. (Semiconductors)	1,888	67,723
Andrew Corp. * (Telecommunications)	2,360	25,323
AON Corp. (Insurance)	4,720	169,684
Apartment Investment and Management Co.—Class A ( REIT)	1,416	53,624
Apple Computer, Inc. * (Computers)	5,664	407,185
Applera Corp.—Applied Biosystems Group (Electronics)	944	25,073
Applied Materials, Inc. (Semiconductors)	11,800	211,692
Applied Micro Circuits Corp. * (Semiconductors)	4,248	10,917
Archer-Daniels-Midland Co. (Agriculture)	9,440	232,790
Archstone-Smith Trust ( REIT)	2,832	118,632
Ashland, Inc. (Chemicals)	944	54,658
AT&T, Inc. (Telecommunications)	55,696	1,363,995
Automatic Data Processing, Inc. (Software)	2,832	129,961
AutoNation, Inc. * (Retail)	2,360	51,283
Avaya, Inc. * (Telecommunications)	6,136	65,471
Avery Dennison Corp. (Household Products/Wares)	1,416	78,262
Avon Products, Inc. (Cosmetics/Personal Care)	2,360	67,378
Baker Hughes, Inc. (Oil & Gas Services)	1,888	114,753
Bank of America Corp. (Banks)	57,112	2,635,718
Bank of New York Co., Inc. (Banks)	10,856	345,764
Bausch & Lomb, Inc. (Healthcare-Products)	472	32,049
Baxter International, Inc. (Healthcare-Products)	3,304	124,395
BB&T Corp. (Banks)	7,552	316,504
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,416	163,590
BellSouth Corp. (Telecommunications)	25,960	703,516
Bemis Co., Inc. (Packaging & Containers)	1,416	39,450
Big Lots, Inc. * (Retail)	1,416	17,006
Biogen Idec, Inc. * (Biotechnology)	2,832	128,375
BMC Software, Inc. * (Software)	1,888	38,685
Boeing Co. (Aerospace/Defense)	7,080	497,299
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,048	368,783
Brown-Forman Corp. (Beverages)	472	32,719
Brunswick Corp. (Leisure Time)	1,416	57,575
Burlington Northern Santa Fe Corp. (Transportation)	5,192	367,697
Carnival Corp. (Leisure Time)	2,360	126,188
Caterpillar, Inc. (Machinery-Construction & Mining)	9,912	572,616
CenterPoint Energy, Inc. (Electric)	4,248	54,587
CenturyTel, Inc. (Telecommunications)	1,888	62,606
ChevronTexaco Corp. (Oil & Gas)	13,688	777,068
Chubb Corp. (Insurance)	2,832	276,545
CIENA Corp. * (Telecommunications)	5,664	16,822
CIGNA Corp. (Insurance)	944	105,445
Cincinnati Financial Corp. (Insurance)	1,416	63,267
Cinergy Corp. (Electric)	2,832	120,247
Circuit City Stores, Inc. (Retail)	2,360	53,312
CIT Group, Inc. (Diversified Financial Services)	2,832	146,641
Citigroup, Inc. (Diversified Financial Services)	72,216	3,504,643
Citizens Communications Co. (Telecommunications)	4,720	57,726
CMS Energy Corp. * (Electric)	3,304	47,941

See accompanying notes to the financial statements.

30

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Coca-Cola Co. (Beverages)	13,216	$532,737
Coca-Cola Enterprises, Inc. (Beverages)	4,248	81,434
Comcast Corp.—Special Class A * (Media)	31,152	808,707
Comerica, Inc. (Banks)	2,360	133,954
Compass Bancshares, Inc. (Banks)	1,888	91,172
Computer Associates International, Inc. (Software)	4,248	119,751
Computer Sciences Corp. * (Computers)	2,832	143,412
Compuware Corp. * (Software)	3,776	33,871
Comverse Technology, Inc. * (Telecommunications)	1,416	37,651
ConAgra Foods, Inc. (Food)	7,552	153,155
ConocoPhillips (Oil & Gas)	19,824	1,153,360
Consolidated Edison, Inc. (Electric)	3,304	153,074
Constellation Brands, Inc. * (Beverages)	2,832	74,283
Constellation Energy Group, Inc. (Electric)	2,360	135,936
Convergys Corp. * (Commercial Services)	944	14,962
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,416	103,368
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	944	14,462
Corning, Inc. * (Telecommunications)	13,216	259,827
Costco Wholesale Corp. (Retail)	6,608	326,898
CSX Corp. (Transportation)	3,304	167,744
Cummins, Inc. (Machinery-Diversified)	472	42,353
CVS Corp. (Retail)	11,800	311,756
Dana Corp. (Auto Parts & Equipment)	2,360	16,945
Deere & Co. (Machinery-Diversified)	3,304	225,035
Dillards, Inc.—Class A (Retail)	944	23,430
Dollar General Corp. (Retail)	1,416	27,003
Dominion Resources, Inc. (Electric)	4,720	364,383
Dover Corp. (Miscellaneous Manufacturing)	2,832	114,668
DTE Energy Co. (Electric)	2,360	101,928
Du Pont (Chemicals)	13,216	561,680
Duke Energy Corp. (Electric)	13,216	362,778
Dynegy, Inc.—Class A * (Pipelines)	4,248	20,560
E *TRADE Financial Corp. * (Diversified Financial Services)	2,360	49,230
Eastman Chemical Co. (Chemicals)	944	48,701
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,248	99,403
Eaton Corp. (Miscellaneous Manufacturing)	1,888	126,666
Edison International (Electric)	2,360	102,920
El Paso Corp. (Pipelines)	9,440	114,790
Electronic Data Systems Corp. (Computers)	7,552	181,550
EMC Corp. * (Computers)	18,408	250,717
Emerson Electric Co. (Electrical Components & Equipment)	5,664	423,101
Engelhard Corp. (Chemicals)	1,888	56,923
Entergy Corp. (Electric)	2,832	194,417
Equity Office Properties Trust ( REIT)	5,664	171,789
Equity Residential Properties Trust ( REIT)	4,248	166,182
Exelon Corp. (Electric)	3,776	200,657
Exxon Mobil Corp. (Oil & Gas)	32,096	1,802,833
Family Dollar Stores, Inc. (Retail)	944	23,402
Fannie Mae (Diversified Financial Services)	7,080	345,575
Federated Department Stores, Inc. (Retail)	3,776	250,462
FedEx Corp. (Transportation)	2,360	244,000
Fifth Third Bancorp (Banks)	3,776	142,431
First Horizon National Corp. (Banks)	1,888	72,575
FirstEnergy Corp. (Electric)	4,720	231,233
Fluor Corp. (Engineering & Construction)	1,416	109,400
Ford Motor Co. (Auto Manufacturers)	26,432	204,055
FPL Group, Inc. (Electric)	5,664	235,396
Franklin Resources, Inc. (Diversified Financial Services)	944	88,745
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,416	76,181
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	3,304	83,162
Gannett Co., Inc. (Media)	1,416	85,767
Gateway, Inc. * (Computers)	3,776	9,478
General Electric Co. (Miscellaneous Manufacturing)	78,352	2,746,238
General Motors Corp. (Auto Manufacturers)	8,024	155,826
Genuine Parts Co. (Distribution/Wholesale)	2,360	103,651
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,192	179,539
Genzyme Corp. * (Biotechnology)	1,416	100,224
Goodrich Corp. (Aerospace/Defense)	1,888	77,597
Halliburton Co. (Oil & Gas Services)	4,720	292,451
Harrah’s Entertainment, Inc. (Lodging)	944	67,298
Hartford Financial Services Group, Inc. (Insurance)	4,248	364,861
Hasbro, Inc. (Toys/Games/Hobbies)	2,360	47,625
HCA, Inc. (Healthcare-Services)	2,832	143,016
Heinz (H.J.) Co. (Food)	2,832	95,495
Hercules, Inc. * (Chemicals)	1,416	16,001
Hewlett-Packard Co. (Computers)	41,064	1,175,662
Hilton Hotels Corp. (Lodging)	2,360	56,900
Honeywell International, Inc. (Miscellaneous Manufacturing)	11,800	439,550
Huntington Bancshares, Inc. (Banks)	3,304	78,470
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,416	124,594
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	4,720	190,546
Intel Corp. (Semiconductors)	41,064	1,024,958
International Flavors & Fragrances, Inc. (Chemicals)	472	15,812
International Paper Co. (Forest Products & Paper)	7,080	237,958
Interpublic Group of Cos., Inc. * (Advertising)	3,776	36,438
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,304	183,702
J.P. Morgan Chase & Co. (Diversified Financial Services)	50,032	1,985,771
JDS Uniphase Corp. * (Telecommunications)	15,104	35,645
Jefferson-Pilot Corp. (Insurance)	1,888	107,484
Johnson Controls, Inc. (Auto Parts & Equipment)	2,832	206,481
Jones Apparel Group, Inc. (Apparel)	1,888	57,999
KB Home (Home Builders)	472	34,296
Kerr-McGee Corp. (Oil & Gas)	944	85,772
KeyCorp (Banks)	5,664	186,516
KeySpan Corp. (Gas)	2,360	84,228
Kimberly-Clark Corp. (Household Products/Wares)	2,832	168,929
Kinder Morgan, Inc. (Pipelines)	944	86,801
KLA -Tencor Corp. (Semiconductors)	1,416	69,851
Knight-Ridder, Inc. (Media)	472	29,878
Kroger Co. * (Food)	4,720	89,114
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,832	65,023
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,360	302,481
Limited, Inc. (Retail)	5,192	116,041
Lincoln National Corp. (Insurance)	2,360	125,151
Lockheed Martin Corp. (Aerospace/Defense)	5,192	330,367
Loews Corp. (Insurance)	1,888	179,077
Louisiana-Pacific Corp. (Forest Products & Paper)	1,416	38,898
LSI Logic Corp. * (Semiconductors)	3,776	30,208
Lucent Technologies, Inc. * (Telecommunications)	42,008	111,741
M&T Bank Corp. (Banks)	472	51,472
Marathon Oil Corp. (Oil & Gas)	5,192	316,556
Marriott International, Inc.—Class A (Lodging)	1,416	94,829
Marsh & McLennan Cos., Inc. (Insurance)	3,304	104,935
Marshall & Ilsley Corp. (Banks)	1,416	60,945
Masco Corp. (Building Materials)	6,136	185,246
Mattel, Inc. (Toys/Games/Hobbies)	5,664	89,604
Maytag Corp. (Home Furnishings)	472	8,883
MBIA, Inc. (Insurance)	944	56,791
McDonald’s Corp. (Retail)	8,496	286,485
McGraw-Hill Cos., Inc. (Media)	2,360	121,847
McKesson Corp. (Commercial Services)	4,248	219,155
MeadWestvaco Corp. (Forest Products & Paper)	2,360	66,151

See accompanying notes to the financial statements.

31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Medco Health Solutions, Inc. * (Pharmaceuticals)	1,888	$105,350
Mellon Financial Corp. (Banks)	3,776	129,328
Merck & Co., Inc. (Pharmaceuticals)	16,992	540,516
Meredith Corp. (Media)	472	24,704
Merrill Lynch & Co., Inc. (Diversified Financial Services)	13,216	895,120
MetLife, Inc. (Insurance)	10,856	531,944
Micron Technology, Inc. * (Semiconductors)	8,968	119,364
Molex, Inc. (Electrical Components & Equipment)	1,416	36,745
Molson Coors Brewing Co.—Class B (Beverages)	944	63,239
Monsanto Co. (Agriculture)	2,360	182,971
Monster Worldwide, Inc. * (Internet)	944	38,534
Moody’s Corp. (Commercial Services)	1,888	115,961
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	15,576	883,782
Motorola, Inc. (Telecommunications)	24,544	554,449
Murphy Oil Corp. (Oil & Gas)	944	50,967
National City Corp. (Banks)	8,024	269,366
National Semiconductor Corp. (Semiconductors)	2,832	73,575
National-Oilwell Varco, Inc. * (Oil & Gas Services)	944	59,189
Navistar International Corp. * (Auto Manufacturers)	944	27,017
NCR Corp. * (Computers)	1,416	48,059
Newell Rubbermaid, Inc. (Housewares)	3,776	89,793
Newmont Mining Corp. (Mining)	1,888	100,819
News Corp.—Class A (Media)	34,928	543,130
NICOR, Inc. (Gas)	472	18,554
NiSource, Inc. (Electric)	3,776	78,767
Noble Corp. (Oil & Gas)	472	33,295
Nordstrom, Inc. (Retail)	3,304	123,570
Norfolk Southern Corp. (Transportation)	5,664	253,917
North Fork Bancorp, Inc. (Banks)	6,608	180,795
Northern Trust Corp. (Banks)	1,416	73,377
Northrop Grumman Corp. (Aerospace/Defense)	5,192	312,091
Novell, Inc. * (Software)	5,664	50,013
Novellus Systems, Inc. * (Semiconductors)	944	22,769
Nucor Corp. (Iron/Steel)	2,360	157,459
Occidental Petroleum Corp. (Oil & Gas)	1,888	150,813
Office Depot, Inc. * (Retail)	1,888	59,283
OfficeMax, Inc. (Retail)	944	23,940
PACCAR, Inc. (Auto Manufacturers)	2,360	163,383
Pactiv Corp. * (Packaging & Containers)	944	20,768
Pall Corp. (Miscellaneous Manufacturing)	944	25,356
Parametric Technology Corp. * (Software)	2,360	14,396
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,888	124,532
Peoples Energy Corp. (Gas)	472	16,553
PerkinElmer, Inc. (Electronics)	1,888	44,481
PG&E Corp. (Electric)	4,720	175,206
Phelps Dodge Corp. (Mining)	1,416	203,720
Pinnacle West Capital Corp. (Electric)	1,416	58,552
Pitney Bowes, Inc. (Office/Business Equipment)	1,416	59,826
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,416	51,047
PMC-Sierra, Inc. * (Semiconductors)	1,416	10,917
PNC Financial Services Group (Banks)	4,248	262,654
PPG Industries, Inc. (Chemicals)	2,360	136,644
PPL Corp. (Electric)	5,192	152,645
Praxair, Inc. (Chemicals)	1,888	99,988
Principal Financial Group, Inc. (Insurance)	3,776	179,096
Progress Energy, Inc. (Electric)	3,776	165,842
Prologis ( REIT)	2,360	110,259
Prudential Financial, Inc. (Insurance)	3,304	241,820
Public Service Enterprise Group, Inc. (Electric)	3,776	245,327
Public Storage, Inc. ( REIT)	472	31,964
Pulte Homes, Inc. (Home Builders)	2,832	111,467
Qualcomm, Inc. (Telecommunications)	9,440	406,675
Qwest Communications International, Inc. * (Telecommunications)	22,184	125,340
R.R.Donnelley & Sons Co. (Commercial Services)	3,304	113,030
Raytheon Co. (Aerospace/Defense)	6,136	246,360
Reebok International, Ltd. (Apparel)	472	27,485
Regions Financial Corp. (Banks)	6,608	225,729
Reynolds American, Inc. (Agriculture)	1,416	134,987
Robert Half International, Inc. (Commercial Services)	944	35,768
Rockwell International Corp. (Machinery-Diversified)	1,416	83,771
Rohm & Haas Co. (Chemicals)	1,888	91,417
Rowan Cos., Inc. (Oil & Gas)	944	33,644
Ryder System, Inc. (Transportation)	944	38,723
Sabre Holdings Corp. (Leisure Time)	1,888	45,520
SAFECO Corp. (Insurance)	1,888	106,672
Safeway, Inc. (Food)	6,608	156,344
Sanmina-SCI Corp. * (Electronics)	7,552	32,172
Sara Lee Corp. (Food)	5,192	98,129
Schlumberger, Ltd. (Oil & Gas Services)	5,192	504,402
Schwab (Diversified Financial Services)	7,552	110,788
Scientific-Atlanta, Inc. (Telecommunications)	944	40,658
Sealed Air Corp. * (Packaging & Containers)	944	53,024
Sempra Energy (Gas)	3,776	169,317
Sherwin-Williams Co. (Chemicals)	944	42,876
Siebel Systems, Inc. (Software)	3,304	34,956
Simon Property Group, Inc. ( REIT)	1,416	108,508
Snap-on, Inc. (Hand/Machine Tools)	944	35,457
Solectron Corp. * (Electronics)	13,216	48,371
Southern Co. (Electric)	10,384	358,560
Southwest Airlines Co. (Airlines)	5,664	93,060
Sovereign Bancorp, Inc. (Savings & Loans)	5,192	112,251
Sprint Corp. (Telecommunications)	42,008	981,307
St.Paul Cos., Inc. (Insurance)	9,912	442,769
Staples, Inc. (Retail)	4,248	96,472
State Street Corp. (Banks)	1,888	104,671
Sun Microsystems, Inc. * (Computers)	48,616	203,701
Sunoco, Inc. (Oil & Gas)	1,888	147,981
SunTrust Banks, Inc. (Banks)	5,192	377,770
SuperValu, Inc. (Food)	1,888	61,322
Symbol Technologies, Inc. (Electronics)	3,776	48,408
Synovus Financial Corp. (Banks)	2,360	63,744
T. Rowe Price Group, Inc. (Diversified Financial Services)	944	67,996
TECO Energy, Inc. (Electric)	2,832	48,654
Tektronix, Inc. (Electronics)	944	26,630
Tellabs, Inc. * (Telecommunications)	6,608	72,027
Temple-Inland, Inc. (Forest Products & Paper)	1,416	63,508
Tenet Healthcare Corp. * (Healthcare-Services)	6,608	50,617
Teradyne, Inc. * (Semiconductors)	2,832	41,262
Texas Instruments, Inc. (Semiconductors)	11,328	363,289
Textron, Inc. (Miscellaneous Manufacturing)	1,888	145,338
The AES Corp. * (Electric)	4,720	74,718
The Dow Chemical Co. (Chemicals)	13,688	599,808
The E.W.Scripps Co.—Class A (Media)	472	22,665
The Gap, Inc. (Retail)	3,304	58,283
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,608	843,908
The Hershey Co. (Food)	944	52,156
The New York Times Co.—Class A (Media)	944	24,969
The Pepsi Bottling Group, Inc. (Beverages)	944	27,008
The Stanley Works (Hand/Machine Tools)	944	45,349
Thermo Electron Corp. * (Electronics)	1,416	42,664
Time Warner, Inc. (Media)	30,680	535,059
Torchmark Corp. (Insurance)	944	52,486
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,832	197,362
Tribune Co. (Media)	3,776	114,262
TXU Corp. (Electric)	4,248	213,207
Tyco International, Ltd. (Miscellaneous Manufacturing)	28,792	830,937
Tyson Foods, Inc.—Class A (Food)	3,776	64,570
U.S. Bancorp (Banks)	25,960	775,944

See accompanying notes to the financial statements.

32

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Union Pacific Corp. (Transportation)	3,776	$304,006
Unisys Corp. * (Computers)	4,720	27,518
United Parcel Service, Inc.—Class B (Transportation)	5,664	425,650
United States Steel Corp. (Iron/Steel)	1,416	68,067
United Technologies Corp. (Aerospace/Defense)	14,632	818,076
UnumProvident Corp. (Insurance)	4,248	96,642
V.F. Corp. (Apparel)	1,416	78,361
Verizon Communications, Inc. (Telecommunications)	39,648	1,194,198
Viacom, Inc.—Class B (Media)	22,184	723,198
Visteon Corp. * (Auto Parts & Equipment)	1,888	11,819
Vornado Realty Trust ( REIT)	944	78,796
Vulcan Materials Co. (Building Materials)	944	63,956
W.W. Grainger, Inc. (Distribution/Wholesale)	472	33,559
Wachovia Corp. (Banks)	22,184	1,172,645
Walt Disney Co. (Media)	27,376	656,203
Washington Mutual, Inc. (Savings & Loans)	14,160	615,960
Waste Management, Inc. (Environmental Control)	3,776	114,602
Weatherford International, Ltd. * (Oil & Gas Services)	2,360	85,432
WellPoint, Inc. * (Healthcare-Services)	8,968	715,557
Wells Fargo & Co. (Banks)	24,072	1,512,443
Weyerhaeuser Co. (Forest Products & Paper)	3,304	219,187
Whirlpool Corp. (Home Furnishings)	944	79,069
Williams Cos., Inc. (Pipelines)	8,024	185,917
Xcel Energy, Inc. (Electric)	5,664	104,557
Xerox Corp. * (Office/Business Equipment)	13,688	200,529
Xilinx, Inc. (Semiconductors)	2,360	59,496
XL Capital, Ltd.—Class A (Insurance)	2,360	159,017
Zions Bancorp (Banks)	944	71,329

TOTAL COMMON STOCKS
(Cost $75,847,610)		79,162,419

Repurchase Agreements (0.2%)

	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $187,078 (Collateralized by $174,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $190,833)	$187,000	187,000

TOTAL REPURCHASE AGREEMENTS
(Cost $187,000)		187,000

TOTAL INVESTMENT SECURITIES
(Cost $76,034,610)—100.3%		79,349,419
Net other assets (liabilities)—(0.3)%		(227,067)

NET ASSETS —100.0%		$79,122,352

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract
expiring March 2006 (Underlying
face amount at value $125,225)	2	$(1,332)

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	NM
Aerospace/Defense	2.9%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.1%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	2.4%
Commercial Services	0.6%
Computers	3.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.3%
Electric	5.6%
Electrical Components & Equipment	0.6%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.9%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.7%
Internet	NM
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	0.4%
Media	4.7%
Mining	0.9%
Miscellaneous Manufacturing	6.9%
Office/Business Equipment	0.3%
Oil & Gas	6.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	1.7%
Pipelines	0.5%
Real Estate Investment Trust	1.1%
Retail	2.6%
Savings & Loans	0.9%
Semiconductors	3.0%
Software	0.5%
Telecommunications	8.0%
Toys/Games/Hobbies	0.2%
Transportation	2.3%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $75,847,610)	$79,162,419
Repurchase agreements, at cost	187,000

Total Investment Securities	79,349,419
Cash	717
Segregated cash balances with brokers for futures contracts	6,835
Dividends and interest receivable	113,777
Receivable for capital shares issued	232
Prepaid expenses	75

Total Assets	79,471,055

Liabilities:
Payable for capital shares redeemed	200,634
Variation margin on futures contracts	875
Advisory fees payable	45,840
Management services fees payable	9,168
Administration fees payable	2,344
Administrative services fees payable	33,829
Distribution fees payable	17,572
Trustee fees payable	194
Transfer agency fees payable	1,913
Fund accounting fees payable	2,807
Compliance services fees payable	1,015
Other accrued expenses	32,512

Total Liabilities	348,703

Net Assets	$79,122,352

Net Assets consist of:
Capital	$77,303,586
Accumulated net investment income (loss)	151,819
Accumulated net realized gains (losses) on investments	(1,646,530)
Net unrealized appreciation (depreciation) on investments	3,313,477

Net Assets	$79,122,352

Shares of Beneficial Interest Outstanding	2,309,516

Net Asset Value (offering and redemption price per share)	$34.26

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$901,817
Interest	2,108

Total Investment Income	903,925

Expenses:
Advisory fees	285,720
Management services fees	57,144
Administration fees	12,148
Transfer agency fees	12,577
Administrative services fees	186,471
Distribution fees	95,233
Custody fees	57,128
Fund accounting fees	18,903
Trustee fees	378
Compliance services fees	1,302
Other fees	31,357

Total Gross Expenses before reductions	758,361
Less Expenses reduced by the Advisor	(6,255)

Total Net Expenses	752,106

Net Investment Income (Loss)	151,819

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,538,675)
Change in net unrealized appreciation/depreciation on investments	3,198,933

Net Realized and Unrealized Gains (Losses) on Investments	1,660,258

Change in Net Assets Resulting from Operations	1,812,077

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the Period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$151,819	$(166)
Net realized gains (losses) on investments	(1,538,675)	149,852
Change in net unrealized appreciation/depreciation on investments	3,198,933	114,544

Change in net assets resulting from operations	1,812,077	264,230

Distributions to Shareholders From:
Net investment income	(373)	—
Net realized gains on investments	(257,707)	—

Change in net assets resulting from distributions	(258,080)	—

Capital Transactions:
Proceeds from shares issued	240,936,047	30,863,634
Dividends reinvested	258,080	—
Cost of shares redeemed	(168,547,854)	(26,205,782)

Change in net assets resulting from capital transactions	72,646,273	4,657,852

Change in net assets	74,200,270	4,922,082
Net Assets:
Beginning of period	4,922,082	—

End of period	$79,122,352	$4,922,082

Accumulated net investment income (loss)	$151,819	$373

Share Transactions:
Issued	7,248,098	947,166
Reinvested	7,620	—
Redeemed	(5,093,212)	(800,156)

Change in shares	2,162,506	147,010

(a)	Commencement of operations

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

Net Asset Value, Beginning of Period	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	0.94	3.48

Total income (loss) from investment activities	1.07	3.48

Distributions to Shareholders From:
Net investment income	— (c)	—
Net realized gains on investments and futures contracts	(0.29)	—

Total distributions	(0.29)	—

Net Asset Value, End of Period	$34.26	$33.48

Total Return	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.00%	2.04%
Net expenses(e)	1.98%	1.98%
Net investment income (loss)(e)	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$79,122	$4,922
Portfolio turnover rate(f)	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. 1 For the period ended December 31, 2005, the Fund had a total return of 0.90%, 2 compared to a return of 4.01% 3, 5 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Growth Index slightly underperformed the S&P 500 index in 2005. Underweighting in the Utility sector (relative to the S&P 500 index,) as well as overweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this underperformance. Overweighting in the strong Energy sector was a contributor to the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Exxon Mobil, Proctor & Gamble, and AIG, while the bottom three performers were IBM, Cisco Systems, and Pfizer.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	Since Inception (5/3/04)

ProFund VP Large-Cap Growth	0.90%	3.75%

S&P 500/Citigroup Growth Index	4.01%	5.90%

[1] Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

[2] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[3] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[4] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[5] The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

37

PROFUNDS VP
ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500/Citigroup Growth - Sector Composition
% of Index

Basic Materials	0.99%
Communications	7.82%
Consumer, Cyclical	11.91%
Consumer, Non-cyclical	34.25%
Diversified	0.00%
Energy	10.72%
Financial	10.04%
Industrial	7.76%
Technology	15.78%
Utilities	0.73%

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,512	$504,680
Abbott Laboratories (Pharmaceuticals)	14,208	560,221
ADC Telecommunications, Inc. * (Telecommunications)	592	13,225
Adobe Systems, Inc. (Software)	8,880	328,205
Aetna, Inc. (Healthcare-Services)	1,776	167,495
Affiliated Computer Services, Inc.—Class A * (Computers)	1,776	105,104
AFLAC, Inc. (Insurance)	4,736	219,845
Agilent Technologies, Inc. * (Electronics)	2,368	78,831
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	592	27,084
Allegheny Technologies, Inc. (Iron/Steel)	592	21,359
Allergan, Inc. (Pharmaceuticals)	1,776	191,737
Alltel Corp. (Telecommunications)	2,368	149,421
Altera Corp. * (Semiconductors)	3,552	65,819
Altria Group, Inc. (Agriculture)	18,944	1,415,496
Amazon.com, Inc. * (Internet)	4,736	223,302
Ambac Financial Group, Inc. (Insurance)	1,776	136,859
Amerada Hess Corp. (Oil & Gas)	592	75,077
American Express Co. (Diversified Financial Services)	18,352	944,394
American International Group, Inc. (Insurance)	22,496	1,534,903
American Power Conversion Corp. (Electrical Components & Equipment)	1,184	26,048
American Standard Cos. (Building Materials)	1,776	70,951
Ameriprise Financial, Inc. (Diversified Financial Services)	2,368	97,088
AmerisourceBergen Corp. (Pharmaceuticals)	3,552	147,053
Amgen, Inc. * (Biotechnology)	18,352	1,447,239
Anadarko Petroleum Corp. (Oil & Gas)	3,552	336,552
Analog Devices, Inc. (Semiconductors)	3,552	127,410
Anheuser-Busch Cos., Inc. (Beverages)	11,248	483,214
Apache Corp. (Oil & Gas)	4,736	324,511
Apollo Group, Inc.—Class A * (Commercial Services)	2,368	143,169
Apple Computer, Inc. * (Computers)	6,512	468,148
Applera Corp.—Applied Biosystems Group (Electronics)	1,776	47,171
Applied Materials, Inc. (Semiconductors)	11,248	201,788
Autodesk, Inc. (Software)	3,552	152,558
Automatic Data Processing, Inc. (Software)	5,328	244,502
AutoZone, Inc. * (Retail)	592	54,316
Avon Products, Inc. (Cosmetics/Personal Care)	4,144	118,311
Baker Hughes, Inc. (Oil & Gas Services)	3,552	215,891
Ball Corp. (Packaging & Containers)	1,776	70,543
Bard (C.R.), Inc. (Healthcare-Products)	1,776	117,074
Bausch & Lomb, Inc. (Healthcare-Products)	592	40,197
Baxter International, Inc. (Healthcare-Products)	5,920	222,888
Becton, Dickinson & Co. (Healthcare-Products)	3,552	213,404
Bed Bath & Beyond, Inc. * (Retail)	4,144	149,806
Best Buy Co., Inc. (Retail)	5,920	257,402
Biogen Idec, Inc. * (Biotechnology)	2,368	107,341
Biomet, Inc. (Healthcare-Products)	3,552	129,897
BJ Services Co. (Oil & Gas Services)	4,736	173,669
Black & Decker Corp. (Hand/Machine Tools)	1,184	102,961
BMC Software, Inc. * (Software)	1,184	24,260
Boeing Co. (Aerospace/Defense)	4,736	332,657
Boston Scientific Corp. * (Healthcare-Products)	8,880	217,471
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,432	285,687
Broadcom Corp.—Class A * (Semiconductors)	4,144	195,390
Brown-Forman Corp. (Beverages)	592	41,037
Burlington Resources, Inc. (Oil & Gas)	5,328	459,274
Campbell Soup Co. (Food)	2,960	88,119
Capital One Financial Corp. (Diversified Financial Services)	4,144	358,042
Cardinal Health, Inc. (Pharmaceuticals)	6,512	447,700
Caremark Rx, Inc. * (Pharmaceuticals)	6,512	337,256
Carnival Corp. (Leisure Time)	4,144	221,579
Cendant Corp. (Commercial Services)	15,392	265,512
Centex Corp. (Home Builders)	1,776	126,966
ChevronTexaco Corp. (Oil & Gas)	18,944	1,075,452
Chiron Corp. * (Biotechnology)	1,776	78,961
CIENA Corp. * (Telecommunications)	2,368	7,033
CIGNA Corp. (Insurance)	1,184	132,253
Cincinnati Financial Corp. (Insurance)	1,184	52,901
Cintas Corp. (Textiles)	1,776	73,136
Cisco Systems, Inc. * (Telecommunications)	91,168	1,560,796
Citrix Systems, Inc. * (Software)	2,368	68,151
Clear Channel Communications, Inc. (Media)	8,288	260,658
Clorox Co. (Household Products/Wares)	2,368	134,716
Coach, Inc. * (Apparel)	5,920	197,373
Coca-Cola Co. (Beverages)	16,576	668,179
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,696	422,126
Computer Associates International, Inc. (Software)	2,368	66,754

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Compuware Corp. * (Software)	1,776	$15,931
Comverse Technology, Inc. * (Telecommunications)	1,184	31,483
Convergys Corp. * (Commercial Services)	592	9,383
Corning, Inc. * (Telecommunications)	8,880	174,581
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,880	303,607
Coventry Health Care, Inc. * (Healthcare-Services)	2,368	134,881
D.R. Horton, Inc. (Home Builders)	4,144	148,065
Danaher Corp. (Miscellaneous Manufacturing)	3,552	198,131
Darden Restaurants, Inc. (Retail)	1,776	69,051
Dell, Inc. * (Computers)	34,928	1,047,491
Devon Energy Corp. (Oil & Gas)	6,512	407,260
Dollar General Corp. (Retail)	2,960	56,447
Dow Jones & Co., Inc. (Media)	592	21,010
E *TRADE Financial Corp. * (Diversified Financial Services)	3,552	74,095
eBay, Inc. * (Internet)	17,168	742,517
Ecolab, Inc. (Chemicals)	2,960	107,359
Edison International (Electric)	2,368	103,268
Electronic Arts, Inc. * (Software)	4,736	247,740
Eli Lilly & Co. (Pharmaceuticals)	16,576	938,036
EMC Corp. * (Computers)	15,984	217,702
EOG Resources, Inc. (Oil & Gas)	3,552	260,610
Equifax, Inc. (Commercial Services)	1,776	67,524
Exelon Corp. (Electric)	5,920	314,589
Express Scripts, Inc * (Pharmaceuticals)	2,368	198,438
Exxon Mobil Corp. (Oil & Gas)	59,200	3,325,265
Family Dollar Stores, Inc. (Retail)	1,184	29,351
Fannie Mae (Diversified Financial Services)	7,104	346,746
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,184	43,855
FedEx Corp. (Transportation)	1,776	183,621
Fifth Third Bancorp (Banks)	4,144	156,312
First Data Corp. (Software)	11,248	483,776
Fiserv, Inc. * (Software)	2,960	128,079
Fisher Scientific International, Inc. * (Electronics)	1,776	109,863
Forest Laboratories, Inc. * (Pharmaceuticals)	4,736	192,660
Fortune Brands, Inc. (Household Products/Wares)	2,368	184,751
Franklin Resources, Inc. (Diversified Financial Services)	1,184	111,308
Freddie Mac (Diversified Financial Services)	10,064	657,682
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,184	63,699
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	2,368	59,603
Gannett Co., Inc. (Media)	1,776	107,572
General Dynamics Corp. (Aerospace/Defense)	2,960	337,587
General Electric Co. (Miscellaneous Manufacturing)	75,184	2,635,199
General Mills, Inc. (Food)	5,328	262,777
Genzyme Corp. * (Biotechnology)	2,368	167,607
Gilead Sciences, Inc. * (Pharmaceuticals)	6,512	342,727
Golden West Financial Corp. (Savings & Loans)	3,552	234,432
Guidant Corp. (Healthcare-Products)	4,736	306,656
H & R Block, Inc. (Commercial Services)	4,736	116,269
Halliburton Co. (Oil & Gas Services)	2,368	146,721
Harley-Davidson, Inc. (Leisure Time)	4,144	213,375
Harrah’s Entertainment, Inc. (Lodging)	1,776	126,611
HCA, Inc. (Healthcare-Services)	3,552	179,376
Health Management Associates, Inc.—Class A (Healthcare-Services)	3,552	78,002
Heinz (H.J.) Co. (Food)	2,368	79,849
Hilton Hotels Corp. (Lodging)	2,368	57,092
Home Depot, Inc. (Retail)	31,376	1,270,100
Hospira, Inc. * (Pharmaceuticals)	2,368	101,303
Humana, Inc. * (Healthcare-Services)	2,368	128,653
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,184	104,180
IMS Health, Inc. (Software)	3,552	88,516
Intel Corp. (Semiconductors)	46,176	1,152,552
International Business Machines Corp. (Computers)	23,088	1,897,833
International Flavors & Fragrances, Inc. (Chemicals)	592	19,832
International Game Technology (Entertainment)	4,736	145,774
Interpublic Group of Cos., Inc. * (Advertising)	2,368	22,851
Intuit, Inc. * (Software)	2,368	126,214
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,184	121,739
Jabil Circuit, Inc. * (Electronics)	2,368	87,829
Janus Capital Group, Inc. (Diversified Financial Services)	2,960	55,145
JDS Uniphase Corp. * (Telecommunications)	8,880	20,957
Johnson & Johnson (Healthcare-Products)	43,808	2,632,861
KB Home (Home Builders)	592	43,015
Kellogg Co. (Food)	3,552	153,517
Kerr-McGee Corp. (Oil & Gas)	592	53,789
Kimberly-Clark Corp. (Household Products/Wares)	3,552	211,877
Kinder Morgan, Inc. (Pipelines)	592	54,434
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,552	60,100
KLA -Tencor Corp. (Semiconductors)	1,776	87,610
Knight-Ridder, Inc. (Media)	592	37,474
Kohls Corp. * (Retail)	5,328	258,941
Kroger Co. * (Food)	5,920	111,770
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,776	132,046
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,776	95,638
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,776	227,630
Lennar Corp.—Class A (Home Builders)	1,776	108,372
Lexmark International, Inc.—Class A * (Computers)	1,776	79,618
Linear Technology Corp. (Semiconductors)	4,736	170,828
Liz Claiborne, Inc. (Apparel)	1,776	63,616
Lowe’s Cos., Inc. (Retail)	11,840	789,254
LSI Logic Corp. * (Semiconductors)	1,776	14,208
Lucent Technologies, Inc. * (Telecommunications)	22,496	59,839
M &T Bank Corp. (Banks)	592	64,558
Manor Care, Inc. (Healthcare-Services)	1,184	47,088
Marriott International, Inc.—Class A (Lodging)	1,184	79,292
Marsh & McLennan Cos., Inc. (Insurance)	4,736	150,415
Marshall & Ilsley Corp. (Banks)	1,184	50,959
Maxim Integrated Products, Inc. (Semiconductors)	4,736	171,633
Maytag Corp. (Home Furnishings)	592	11,141
MBIA, Inc. (Insurance)	1,184	71,229
MBNA Corp. (Diversified Financial Services)	18,352	498,440
McCormick & Co., Inc. (Food)	1,776	54,914
McDonald’s Corp. (Retail)	10,064	339,358
McGraw-Hill Cos., Inc. (Media)	2,960	152,825
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,368	132,134
MedImmune, Inc. * (Biotechnology)	3,552	124,391
Medtronic, Inc. (Healthcare-Products)	17,760	1,022,443
Mellon Financial Corp. (Banks)	2,368	81,104
Merck & Co., Inc. (Pharmaceuticals)	14,800	470,788
Mercury Interactive Corp. * (Software)	1,184	32,903
Meredith Corp. (Media)	592	30,985
MGIC Investment Corp. (Insurance)	1,184	77,931
Microsoft Corp. (Software)	135,568	3,545,104
Millipore Corp. * (Biotechnology)	592	39,096
Molex, Inc. (Electrical Components & Equipment)	592	15,362
Monsanto Co. (Agriculture)	1,184	91,796
Monster Worldwide, Inc. * (Internet)	592	24,165
Moody’s Corp. (Commercial Services)	1,776	109,082
Motorola, Inc. (Telecommunications)	11,248	254,092
Murphy Oil Corp. (Oil & Gas)	1,184	63,924
Mylan Laboratories, Inc. (Pharmaceuticals)	2,960	59,082

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Nabors Industries, Ltd. * (Oil & Gas)	2,368	$179,376
National Semiconductor Corp. (Semiconductors)	2,368	61,521
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,776	111,355
NCR Corp. * (Computers)	1,184	40,185
Network Appliance, Inc. * (Computers)	5,328	143,856
Newmont Mining Corp. (Mining)	4,144	221,290
NIKE, Inc.—Class B (Apparel)	2,960	256,899
Noble Corp. (Oil & Gas)	1,184	83,519
Northern Trust Corp. (Banks)	1,184	61,355
Novellus Systems, Inc. * (Semiconductors)	592	14,279
NVIDIA Corp. * (Semiconductors)	2,368	86,574
Occidental Petroleum Corp. (Oil & Gas)	4,144	331,023
Office Depot, Inc. * (Retail)	2,960	92,944
Omnicom Group, Inc. (Advertising)	2,960	251,985
Oracle Corp. * (Software)	55,648	679,463
Pactiv Corp. * (Packaging & Containers)	1,184	26,048
Pall Corp. (Miscellaneous Manufacturing)	1,184	31,802
Parametric Technology Corp. * (Software)	1,184	7,222
Patterson Cos., Inc. * (Healthcare-Products)	1,776	59,318
Paychex, Inc. (Commercial Services)	4,736	180,536
PepsiCo, Inc. (Beverages)	24,272	1,433,990
Pfizer, Inc. (Pharmaceuticals)	108,928	2,540,201
Pitney Bowes, Inc. (Office/Business Equipment)	1,776	75,036
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,184	42,683
PMC-Sierra, Inc. * (Semiconductors)	1,184	9,129
Praxair, Inc. (Chemicals)	2,368	125,409
Procter & Gamble Co. (Cosmetics/Personal Care)	49,728	2,878,256
Progressive Corp. (Insurance)	2,960	345,669
Prologis (REIT)	1,184	55,316
Prudential Financial, Inc. (Insurance)	4,144	303,299
Public Storage, Inc. (REIT)	592	40,090
QLogic Corp. * (Semiconductors)	1,184	38,492
Qualcomm, Inc. (Telecommunications)	14,208	612,081
Quest Diagnostics, Inc. (Healthcare-Services)	2,368	121,905
RadioShack Corp. (Retail)	1,776	37,349
Reebok International, Ltd. (Apparel)	592	34,472
Robert Half International, Inc. (Commercial Services)	1,184	44,862
Rockwell Collins, Inc. (Aerospace/Defense)	2,368	110,041
Rockwell International Corp. (Machinery-Diversified)	1,184	70,045
Rowan Cos., Inc. (Oil & Gas)	592	21,099
Sara Lee Corp. (Food)	5,920	111,888
Schering-Plough Corp. (Pharmaceuticals)	21,904	456,698
Schlumberger, Ltd. (Oil & Gas Services)	3,552	345,077
Schwab (Diversified Financial Services)	7,696	112,900
Scientific-Atlanta, Inc. (Telecommunications)	1,184	50,995
Sears Holdings Corp. * (Retail)	1,184	136,788
Sherwin-Williams Co. (Chemicals)	592	26,889
Siebel Systems, Inc. (Software)	4,144	43,844
Sigma-Aldrich Corp. (Chemicals)	1,184	74,935
Simon Property Group, Inc. (REIT)	1,184	90,730
SLM Corp. (Diversified Financial Services)	5,920	326,133
Southwest Airlines Co. (Airlines)	4,736	77,812
St.Jude Medical, Inc. * (Healthcare-Products)	5,328	267,466
Staples, Inc. (Retail)	6,512	147,888
Starbucks Corp. * (Retail)	11,248	337,552
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,960	189,027
State Street Corp. (Banks)	2,960	164,101
Stryker Corp. (Healthcare-Products)	4,144	184,118
Symantec Corp. * (Internet)	15,984	279,720
Synovus Financial Corp. (Banks)	2,368	63,960
Sysco Corp. (Food)	9,472	294,106
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,184	85,284
Target Corp. (Retail)	13,024	715,929
Tektronix, Inc. (Electronics)	592	16,700
Texas Instruments, Inc. (Semiconductors)	11,840	379,708
The AES Corp. * (Electric)	4,736	74,971
The E.W. Scripps Co.—Class A (Media)	592	28,428
The Gap, Inc. (Retail)	5,328	93,986
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,368	41,156
The Hershey Co. (Food)	1,776	98,124
The New York Times Co.—Class A (Media)	1,184	31,317
The Pepsi Bottling Group, Inc. (Beverages)	1,184	33,874
Thermo Electron Corp. * (Electronics)	592	17,837
Tiffany & Co. (Retail)	2,368	90,671
Time Warner, Inc. (Media)	37,296	650,442
TJX Cos., Inc. (Retail)	7,104	165,026
Torchmark Corp. (Insurance)	592	32,915
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,776	123,769
TXU Corp. (Electric)	2,368	118,850
United Parcel Service, Inc.—Class B (Transportation)	10,656	800,798
UnitedHealth Group, Inc. (Healthcare-Services)	20,128	1,250,753
Univision Communications, Inc.—Class A * (Media)	3,552	104,393
UST, Inc. (Agriculture)	2,368	96,685
Valero Energy Corp. (Oil & Gas)	9,472	488,755
Vornado Realty Trust (REIT)	1,184	98,829
Vulcan Materials Co. (Building Materials)	592	40,108
W.W. Grainger, Inc. (Distribution/Wholesale)	592	42,091
Wal-Mart Stores, Inc. (Retail)	36,704	1,717,747
Walgreen Co. (Retail)	14,800	655,048
Waste Management, Inc. (Environmental Control)	4,144	125,770
Waters Corp. * (Electronics)	1,776	67,133
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,776	57,738
Weatherford International, Ltd. * (Oil & Gas Services)	2,960	107,152
Wendy’s International, Inc. (Retail)	1,776	98,142
Wrigley (Wm.) Jr.Co. (Food)	2,368	157,448
Wyeth (Pharmaceuticals)	20,128	927,297
Xilinx, Inc. (Semiconductors)	2,960	74,622
XTO Energy, Inc. (Oil & Gas)	5,328	234,112
Yahoo!, Inc. * (Internet)	18,944	742,226
YUM! Brands, Inc. (Retail)	4,144	194,271
Zimmer Holdings, Inc. * (Healthcare-Products)	3,552	239,547
Zions Bancorp (Banks)	592	44,732

TOTAL COMMON STOCKS (Cost $80,968,390)		84,074,354

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $115,048 (Collateralized by $107,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $117,351)	$115,000	115,000

TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000

TOTAL INVESTMENT SECURITIES (Cost $81,083,390)—100.8%		84,189,354
Net other assets (liabilities)—(0.8)%		(677,396)

NET ASSETS—100.0%		$83,511,958

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $125,225)	2	$(1,332)

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	NM
Banks	0.8%
Beverages	3.2%
Biotechnology	2.4%
Building Materials	0.1%
Chemicals	0.4%
Commercial Services	1.1%
Computers	4.8%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.1%
Electric	0.7%
Electrical Components & Equipment	NM
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	1.7%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.8%
Healthcare-Services	2.6%
Home Builders	0.5%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	3.7%
Internet	2.4%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery-Diversified	0.1%
Media	1.7%
Mining	0.3%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.1%
Oil & Gas	9.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	10.2%
Pipelines	0.1%
Real Estate Investment Trust	0.3%
Retail	9.3%
Savings & Loans	0.3%
Semiconductors	3.5%
Software	7.5%
Telecommunications	3.5%
Textiles	0.1%
Transportation	1.2%
Other **	(0.7)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $80,968,390)	$84,074,354
Repurchase agreements, at cost	115,000

Total Investment Securities	84,189,354
Cash	1,311
Segregated cash balances with brokers for futures contracts	6,835
Dividends and interest receivable	105,547
Receivable for capital shares issued	182
Prepaid expenses	29

Total Assets	84,303,258

Liabilities:
Payable for capital shares redeemed	643,249
Variation margin on futures contracts	875
Advisory fees payable	51,933
Management services fees payable	10,386
Administration fees payable	2,407
Administrative services fees payable	36,654
Distribution fees payable	18,653
Trustee fees payable	208
Transfer agency fees payable	2,046
Fund accounting fees payable	3,022
Compliance services fees payable	1,086
Other accrued expenses	20,781

Total Liabilities	791,300

Net Assets	$83,511,958

Net Assets consist of:
Capital	$82,445,062
Accumulated net realized gains (losses) on investments	(2,037,736)
Net unrealized appreciation (depreciation) on investments	3,104,632

Net Assets	$83,511,958

Shares of Beneficial Interest Outstanding	2,623,621

Net Asset Value (offering and redemption price per share)	$31.83

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$458,260
Interest	2,285

Total Investment Income	460,545

Expenses:
Advisory fees	229,608
Management services fees	45,922
Administration fees	9,651
Transfer agency fees	9,933
Administrative services fees	149,769
Distribution fees	76,541
Custody fees	27,543
Fund accounting fees	16,387
Trustee fees	320
Compliance services fees	1,273
Other fees	21,942
Recoupment of prior expenses reimbursed by the Advisor	4,731

Total Expenses	593,620

Net Investment Income (Loss)	(133,075)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,849,905)
Change in net unrealized appreciation/depreciation on investments	3,026,823

Net Realized and Unrealized Gains (Losses) on Investments	1,176,918

Change in Net Assets Resulting from Operations	$1,043,843

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the period
	year ended	May 3, 2004 (a) through
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(133,075)	$781
Net realized gains (losses) on investments	(1,849,905)	(16,107)
Change in net unrealized appreciation/depreciation on investments	3,026,823	77,809

Change in net assets resulting from operations	1,043,843	62,483

Distributions to Shareholders From:
Net investment income	(913)	—
Net realized gains on investments	(38,649)	—

Change in net assets resulting from distributions	(39,562)	—

Capital Transactions:
Proceeds from shares issued	264,026,202	13,769,601
Dividends reinvested	39,562	—
Cost of shares redeemed	(185,459,140)	(9,931,031)

Change in net assets resulting from capital transactions	78,606,624	3,838,570

Change in net assets	79,610,905	3,901,053
Net Assets:
Beginning of period	3,901,053	—

End of period	$83,511,958	$3,901,053

Accumulated net investment income (loss)	$—	$913

Share Transactions:
Issued	8,497,533	444,001
Reinvested	1,249	—
Redeemed	(5,998,579)	(320,583)

Change in shares	2,500,203	123,418

(a)	Commencement of operations

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	May 3, 2004 (a) through
	December 31, 2005	December 31, 2004

Net Asset Value, Beginning of Period	$31.61	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	0.42	1.57

Total income (loss) from investment activities	0.28	1.61

Distributions to Shareholders From:
Net investment income	— (c)	—
Net realized gains on investments	(0.06)	—

Total distributions	(0.06)	—

Net Asset Value, End of Period	$31.83	$31.61

Total Return	0.90%	5.37	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.94%	3.06%
Net expenses (e)	1.94%	1.98%
Net investment income (loss) (e)	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$83,512	$3,901
Portfolio turnover rate (f)	635%	1,134	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

44

ProFund VP Mid-Cap Value

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index. 1 For the year ended December 31, 2005, the Fund had a total return of 8.84%, 2 compared to a return of 11.58% 3, 5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P MidCap 400/Citigroup Value Index outperformed its large cap counterpart, the S&P 500/Citigroup Value Index. This outperformance was due, in part, to an underweight in the weak performing Communications sector and an overweight in the strong performing Utilities sector. This outperformance was offset somewhat by overweights in the Consumer Goods and Consumer Services sectors, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Peabody Energy, Pride International, and First American, while the bottom three performers were Lyondell Chemical, Associated Banc-Corp, and Scana.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Mid-Cap Value	8.84%	19.66%	8.03%

S&P MidCap 400/Citigroup Value Index	11.58%	23.02%	11.53%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

45

PROFUNDS VP
ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P MidCap 400/Citigroup Value - Sector Composition
% of Index

Basic Materials	6.73%
Communications	5.25%
Consumer, Cyclical	9.80%
Consumer, Non-cyclical	10.85%
Diversified	0.41%
Energy	7.93%
Financial	23.58%
Industrial	15.54%
Technology	7.82%
Utilities	12.09%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2005

Common Stocks (100.0%)

	Shares	Value

3Com Corp. * (Telecommunications)	70,490	$253,764
99 Cents Only Stores * (Retail)	2,968	31,045
Acxiom Corp. (Software)	14,098	324,254
Adesa, Inc. (Commercial Services)	9,646	235,555
ADTRAN, Inc. (Telecommunications)	5,936	176,537
Advanced Medical Optics, Inc. * (Healthcare-Products)	8,162	341,172
Advent Software, Inc. * (Software)	1,484	42,902
AGCO Corp. * (Machinery-Diversified)	16,324	270,489
AGL Resources, Inc. (Gas)	14,098	490,751
Airgas, Inc. (Chemicals)	8,162	268,530
Alaska Air Group, Inc. * (Airlines)	5,194	185,530
Albemarle Corp. (Chemicals)	6,678	256,101
Alexander & Baldwin, Inc. (Transportation)	8,162	442,707
Alliant Energy Corp. (Electric)	21,518	603,365
AMB Property Corp. (REIT)	15,582	766,167
American Financial Group, Inc. (Insurance)	8,162	312,686
American Greetings Corp.—Class A (Household Products/Wares)	11,872	260,829
AmeriCredit Corp. * (Diversified Financial Services)	13,356	342,314
Amerus Group Co. (Insurance)	7,420	420,491
Ametek, Inc. (Electrical Components & Equipment)	4,452	189,388
AnnTaylor Stores Corp. * (Retail)	7,420	256,138
Aqua America, Inc. (Water)	11,872	324,106
Aquila, Inc. * (Electric)	68,264	245,750
Arch Coal, Inc. (Coal)	5,936	471,912
Arrow Electronics, Inc. * (Electronics)	21,518	689,222
Arthur J.Gallagher & Co. (Insurance)	7,420	229,130
ArvinMeritor, Inc. (Auto Parts & Equipment)	12,614	181,515
Associated Banc-Corp (Banks)	25,228	821,171
Astoria Financial Corp. (Savings & Loans)	16,324	479,926
Atmel Corp. * (Semiconductors)	77,910	240,742
Avnet, Inc. * (Electronics)	26,712	639,485
Avocent Corp. * (Internet)	5,194	141,225
Bandag, Inc. (Auto Parts & Equipment)	2,226	94,983
Bank of Hawaii Corp. (Banks)	9,646	497,155
Banta Corp. (Commercial Services)	4,452	221,710
Barnes & Noble, Inc. (Retail)	5,936	253,289
Beazer Homes USA, Inc. (Home Builders)	2,968	216,189
Belo Corp. —Class A (Media)	17,066	365,383
BJ’s Wholesale Club, Inc. * (Retail)	12,614	372,870
Black Hills Corp. (Electric)	5,936	205,445
Blyth, Inc. (Household Products/Wares)	5,194	108,814
Bob Evans Farms, Inc. (Retail)	6,678	153,995
Borders Group, Inc. (Retail)	11,872	257,266
BorgWarner, Inc. (Auto Parts & Equipment)	10,388	629,825
Bowater, Inc. (Forest Products & Paper)	10,388	319,119
Boyd Gaming Corp. (Lodging)	3,710	176,819
Brinker International, Inc. (Retail)	4,452	172,114
Cabot Corp. (Chemicals)	11,130	398,454
Cadence Design Systems, Inc. * (Computers)	30,422	514,739
Callaway Golf Co. (Leisure Time)	11,872	164,308
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	5,936	410,474
Carmax, Inc. * (Retail)	11,872	328,617
Cathay Bancorp, Inc. (Banks)	4,452	160,005
CBRL Group, Inc. (Retail)	8,904	312,976
Ceridian Corp. * (Computers)	16,324	405,651
Charles River Laboratories International, Inc. * (Biotechnology)	5,936	251,508
CheckFree Corp. * (Internet)	10,388	476,809
Chemtura Corp. (Chemicals)	43,778	555,981
Cincinnati Bell, Inc. * (Telecommunications)	45,262	158,870
City National Corp. (Banks)	3,710	268,752
Claire’s Stores, Inc. (Retail)	8,162	238,494
CNF, Inc. (Transportation)	9,646	539,114
Commscope, Inc. * (Telecommunications)	10,388	209,110
Cooper Cameron Corp. * (Oil & Gas Services)	11,872	491,501
Covance, Inc. * (Healthcare-Services)	4,452	216,145
Crane Co. (Miscellaneous Manufacturing)	8,904	314,044
Credence Systems Corp. * (Semiconductors)	17,808	123,944
Cullen/Frost Bankers, Inc. (Banks)	5,194	278,814
Cypress Semiconductor Corp. * (Semiconductors)	16,324	232,617
Cytec Industries, Inc. (Chemicals)	7,420	353,415
Dean Foods Co. * (Food)	11,872	447,100
Deluxe Corp. (Commercial Services)	4,452	134,183
Developers Diversified Realty Corp. (REIT)	20,034	941,999
DeVry, Inc. * (Commercial Services)	3,710	74,200
Diebold, Inc. (Computers)	7,420	281,960
Dollar Tree Stores, Inc. * (Retail)	6,678	159,871
DPL, Inc. (Electric)	23,002	598,282
Dun & Bradstreet Corp. * (Software)	5,936	397,475
Duquesne Light Holdings, Inc. (Electric)	14,098	230,079
Dycom Industries, Inc. * (Engineering & Construction)	7,420	163,240

See accompanying notes to the financial statements.

46

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2005

Common Stocks, continued

	Shares	Value

Edwards (A.G.), Inc. (Diversified Financial Services)	14,098	$660,633
Edwards Lifesciences Corp. * (Healthcare-Products)	3,710	154,373
Emmis Communications Corp. * (Media)	4,452	88,639
Energy East Corp. (Electric)	26,712	609,034
Ensco International, Inc. (Oil & Gas)	14,840	658,154
Entercom Communications Corp. * (Media)	4,452	132,091
Equitable Resources, Inc. (Pipelines)	11,872	435,584
Everest Re Group, Ltd. (Insurance)	5,194	521,218
Fairchild Semiconductor International, Inc. * (Semiconductors)	22,260	376,417
Federal Signal Corp. (Miscellaneous Manufacturing)	8,904	133,649
Ferro Corp. (Chemicals)	7,420	139,199
Fidelity National Financial, Inc. (Insurance)	15,582	573,262
First American Financial Corp. (Insurance)	17,808	806,702
FirstMerit Corp. (Banks)	14,840	384,504
Flowserve Corp. * (Machinery-Diversified)	5,936	234,828
FMC Corp. * (Chemicals)	6,678	355,069
FMC Technologies, Inc. * (Oil & Gas Services)	6,678	286,620
Foot Locker, Inc. (Retail)	28,196	665,145
Forest Oil Corp. * (Oil & Gas)	9,646	439,568
Furniture Brands International, Inc. (Home Furnishings)	9,646	215,395
Gartner Group, Inc. * (Commercial Services)	6,678	86,146
GATX Corp. (Trucking & Leasing)	8,904	321,256
Gentex Corp. (Electronics)	13,356	260,442
Glatfelter (Forest Products & Paper)	8,162	115,819
Granite Construction, Inc. (Engineering & Construction)	3,710	133,226
Great Plains Energy, Inc. (Electric)	13,356	373,434
Greater Bay Bancorp (Banks)	4,452	114,060
Hanover Compressor Co. * (Oil & Gas Services)	17,066	240,801
Hanover Insurance Group, Inc. (Insurance)	9,646	402,913
Harris Corp. (Telecommunications)	10,388	446,788
Harsco Corp. (Miscellaneous Manufacturing)	7,420	500,925
Harte-Hanks, Inc. (Advertising)	3,710	97,907
Hawaiian Electric Industries, Inc. (Electric)	14,840	384,356
HCC Insurance Holdings, Inc. (Insurance)	19,292	572,587
Health Net, Inc. * (Healthcare-Services)	6,678	344,251
Helmerich & Payne, Inc. (Oil & Gas)	5,936	367,498
Henry Schein, Inc. * (Healthcare-Products)	5,194	226,666
Herman Miller, Inc. (Office Furnishings)	7,420	209,170
Highwoods Properties, Inc. (REIT)	9,646	274,429
Hillenbrand Industries, Inc. (Healthcare-Products)	11,130	549,933
HNI Corp. (Office Furnishings)	5,936	326,064
Horace Mann Educators Corp. (Insurance)	8,162	154,752
Hormel Foods Corp. (Food)	7,420	242,486
Hospitality Properties Trust (REIT)	13,356	535,576
Hubbell, Inc. —Class B (Electrical Components & Equipment)	11,130	502,186
IDACORP, Inc. (Electric)	7,420	217,406
Imation Corp. (Computers)	5,936	273,472
Independence Community Bank Corp. (Savings & Loans)	6,678	265,317
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,194	202,670
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	21,518	428,854
Integrated Device Technology, Inc. * (Semiconductors)	36,358	479,198
International Rectifier Corp. * (Semiconductors)	6,678	213,028
International Speedway Corp. (Entertainment)	2,968	142,167
Intersil Corp. —Class A (Semiconductors)	28,196	701,515
J.B. Hunt Transport Services, Inc. (Transportation)	22,260	503,966
Jefferies Group, Inc. (Diversified Financial Services)	8,904	400,502
JM Smucker Co. (Food)	5,936	261,184
Joy Global, Inc. (Machinery-Construction & Mining)	13,356	534,240
Kelly Services, Inc.—Class A (Commercial Services)	3,710	97,276
KEMET Corp. * (Electronics)	15,582	110,165
Kennametal, Inc. (Hand/Machine Tools)	6,678	340,845
Korn/Ferry International * (Commercial Services)	5,194	97,076
LaBranche & Co., Inc. * (Diversified Financial Services)	11,130	112,524
Lam Research Corp. * (Semiconductors)	13,356	476,542
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,452	164,947
Lattice Semiconductor Corp. * (Semiconductors)	20,776	89,752
Laureate Education, Inc. * (Commercial Services)	5,194	272,737
Lear Corp. (Auto Parts & Equipment)	12,614	358,995
Lee Enterprises, Inc. (Media)	3,710	136,936
Leucadia National Corp. (Holding Companies-Diversified)	8,904	422,584
Liberty Property Trust (REIT)	16,324	699,483
Longview Fibre Co. (Forest Products & Paper)	9,646	200,733
Lubrizol Corp. (Chemicals)	12,614	547,826
Lyondell Chemical Co. (Chemicals)	37,100	883,721
Mack-Cali Realty Corp. (REIT)	11,130	480,816
Manpower, Inc. (Commercial Services)	16,324	759,066
Martin Marietta Materials (Building Materials)	5,194	398,484
McDATA Corp. —Class A * (Computers)	15,582	59,212
MDU Resources Group, Inc. (Electric)	22,260	728,792
Media General, Inc.—Class A (Media)	4,452	225,716
MEMC Electronic Materials, Inc. * (Semiconductors)	20,034	444,154
Mentor Graphics Corp. * (Computers)	14,840	153,446
Mercantile Bankshares Corp. (Banks)	14,840	837,571
Mercury General Corp. (Insurance)	6,678	388,793
Michaels Stores, Inc. (Retail)	7,420	262,445
Micrel, Inc. * (Semiconductors)	6,678	77,465
Microchip Technology, Inc. (Semiconductors)	14,098	453,251
Millennium Pharmaceuticals, Inc. * (Biotechnology)	34,874	338,279
Mine Safety Appliances Co. (Environmental Control)	2,226	80,603
Minerals Technologies, Inc. (Chemicals)	3,710	207,352
Modine Manufacturing Co. (Auto Parts & Equipment)	5,936	193,454
Mohawk Industries, Inc. * (Textiles)	2,968	258,157
Moneygram International, Inc.(Software)	8,904	232,216
MPS Group, Inc. * (Commercial Services)	18,550	253,579
MSC Industrial Direct Co.—Class A (Retail)	5,194	208,903
National Fuel Gas Co. (Pipelines)	15,582	486,003
National Instruments Corp.(Computers)	4,452	142,687
Navigant Consulting Co. * (Commercial Services)	4,452	97,855
New Plan Excel Realty Trust, Inc. (REIT)	19,292	447,189
New York Community Bancorp (Savings & Loans)	43,036	710,954
Newport Corp. * (Telecommunications)	7,420	100,467
Nordson Corp. (Machinery-Diversified)	5,936	240,467
Northeast Utilities System (Electric)	27,454	540,569
NSTAR (Electric)	19,292	553,680
O’Reilly Automotive, Inc. * (Retail)	9,646	308,768
OGE Energy Corp. (Electric)	16,324	437,320
Ohio Casualty Corp. (Insurance)	11,872	336,215
Old Republic International Corp.(Insurance)	33,390	876,822
Olin Corp. (Chemicals)	13,356	262,846
Omnicare, Inc. (Pharmaceuticals)	7,420	424,573
ONEOK, Inc. (Gas)	17,808	474,227
Outback Steakhouse, Inc. (Retail)	5,194	216,122
Overseas Shipholding Group, Inc. (Transportation)	2,968	149,558
Packaging Corp.of America (Packaging & Containers)	11,130	255,434
Payless ShoeSource, Inc. * (Retail)	12,614	316,611
Peabody Energy Corp. (Coal)	15,582	1,284,268
Pentair, Inc. (Miscellaneous Manufacturing)	11,872	409,821
Pepco Holdings, Inc. (Electric)	34,874	780,131
PepsiAmericas, Inc. (Beverages)	6,678	155,330
Perrigo Co. (Pharmaceuticals)	8,162	121,695
Pier 1 Imports, Inc. (Retail)	15,582	136,031
Plexus Corp. * (Electronics)	8,162	185,604
PMI Group, Inc. (Insurance)	8,904	365,687

See accompanying notes to the financial statements.

47

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2005

Common Stocks, continued

	Shares	Value

PNM Resources, Inc. (Electric)	12,614	$308,917
Polo Ralph Lauren Corp. (Apparel)	4,452	249,935
Polycom, Inc. * (Telecommunications)	8,162	124,879
Potlatch Corp. (Forest Products & Paper)	5,194	264,790
Powerwave Technologies, Inc. * (Telecommunications)	13,356	167,885
Precision Castparts Corp. (Metal Fabricate/Hardware)	14,098	730,417
Pride International, Inc. * (Oil & Gas)	28,938	889,843
Protective Life Corp. (Insurance)	12,614	552,115
Protein Design Labs, Inc. * (Biotechnology)	8,162	231,964
Puget Energy, Inc. (Electric)	20,776	424,246
Quanta Services, Inc. * (Commercial Services)	21,518	283,392
Questar Corp. (Pipelines)	6,678	505,524
Quicksilver Resources, Inc. * (Oil & Gas)	2,968	124,686
Raymond James Financial Corp. (Diversified Financial Services)	6,678	251,560
Rayonier, Inc. (Forest Products & Paper)	14,098	561,806
Reader’s Digest Association, Inc. (Media)	17,808	271,038
Regency Centers Corp. (REIT)	12,614	743,595
Regis Corp. (Retail)	3,710	143,095
Rent-A-Center, Inc. * (Commercial Services)	5,936	111,953
Republic Services, Inc. (Environmental Control)	12,614	473,656
Reynolds & Reynolds Co. (Computers)	5,936	166,624
RF Micro Devices, Inc. * (Telecommunications)	20,776	112,398
RPM, Inc. (Chemicals)	21,518	373,768
RSA Security, Inc. * (Internet)	8,162	91,659
Ruby Tuesday, Inc. (Retail)	3,710	96,052
Ruddick Corp. (Food)	6,678	142,108
Saks, Inc. * (Retail)	25,228	425,344
SCANA Corp. (Electric)	20,776	818,159
Scholastic Corp. * (Media)	6,678	190,390
Semtech Corp. * (Semiconductors)	4,452	81,294
Sensient Technologies Corp. (Chemicals)	8,904	159,382
Sequa Corp.—Class A * (Aerospace/Defense)	1,484	102,470
Sierra Pacific Resources * (Electric)	33,390	435,406
Smith International, Inc. (Oil & Gas Services)	18,550	688,390
Smithfield Foods, Inc. * (Food)	17,808	544,924
Sonoco Products Co. (Packaging & Containers)	17,808	523,555
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	8,162	149,854
SPX Corp. (Miscellaneous Manufacturing)	11,872	543,382
SRA International, Inc.—Class A * (Computers)	2,226	67,982
StanCorp Financial Group, Inc. (Insurance)	9,646	481,818
Steel Dynamics, Inc. (Iron/Steel)	6,678	237,136
STERIS Corp. (Healthcare-Products)	5,936	148,519
SVB Financial Group * (Banks)	3,710	173,776
Swift Transportation Co., Inc. * (Transportation)	9,646	195,814
Sybase, Inc. * (Software)	5,936	129,761
Synopsys, Inc. * (Computers)	17,808	357,228
TCF Financial Corp. (Banks)	10,388	281,930
Tech Data Corp. * (Distribution/Wholesale)	10,388	412,196
Tecumseh Products Co. (Machinery-Diversified)	3,710	84,996
Teleflex, Inc. (Miscellaneous Manufacturing)	4,452	289,291
Telephone & Data Systems, Inc. (Telecommunications)	18,550	668,356
Texas Regional Bancshares, Inc.—Class A (Banks)	2,968	83,994
The Brink’s Co. (Miscellaneous Manufacturing)	10,388	497,689
The Colonial BancGroup, Inc. (Banks)	28,196	671,629
The Macerich Co. (REIT)	7,420	498,179
The Scotts Co.—Class A (Household Products/Wares)	3,710	167,840
Thomas & Betts Corp. * (Electronics)	9,646	404,746
Tidewater, Inc. (Oil & Gas Services)	11,130	494,840
Timken Co. (Metal Fabricate/Hardware)	14,840	475,177
Tootsie Roll Industries, Inc. (Food)	2,226	64,398
Transaction Systems Architect, Inc. * (Software)	4,452	128,173
Triad Hospitals, Inc. * (Healthcare-Services)	15,582	611,282
Trinity Industries, Inc. (Miscellaneous Manufacturing)	8,162	359,699
TriQuint Semiconductor, Inc. * (Semiconductors)	25,228	112,265
Tupperware Corp. (Household Products/Wares)	9,646	216,070
United Dominion Realty Trust, Inc. (REIT)	25,228	591,344
United Rentals, Inc. * (Commercial Services)	11,872	277,686
Unitrin, Inc. (Insurance)	8,162	367,698
Universal Corp. (Agriculture)	4,452	193,039
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,710	173,405
UTStarcom, Inc. * (Telecommunications)	8,904	71,766
Valassis Communications, Inc. * (Commercial Services)	3,710	107,850
Valeant Pharmaceuticals International (Pharmaceuticals)	8,904	160,984
Valspar Corp. (Chemicals)	8,904	219,662
Varian, Inc. * (Electronics)	2,226	88,573
VCA Antech, Inc. * (Pharmaceuticals)	7,420	209,244
Vectren Corp. (Gas)	14,098	382,902
Vertex Pharmaceuticals, Inc. * (Biotechnology)	7,420	205,311
Vishay Intertechnology, Inc. * (Electronics)	33,390	459,446
W.R. Berkley Corp. (Insurance)	8,162	388,674
Washington Federal, Inc. (Savings & Loans)	15,582	358,230
Washington Post Co.—Class B (Media)	742	567,630
Webster Financial Corp. (Banks)	9,646	452,397
Weingarten Realty Investors (REIT)	8,904	336,660
Werner Enterprises, Inc. (Transportation)	9,646	190,026
Westamerica Bancorp (Banks)	2,968	157,512
Westar Energy, Inc. (Electric)	15,582	335,013
Westwood One, Inc. (Media)	5,194	84,662
WGL Holdings, Inc. (Gas)	8,904	267,654
Wilmington Trust Corp. (Banks)	12,614	490,811
Wind River Systems, Inc. * (Software)	8,904	131,512
Wisconsin Energy Corp. (Electric)	21,518	840,493
Worthington Industries, Inc. (Metal Fabricate/Hardware)	13,356	256,569
WPS Resources Corp. (Electric)	7,420	410,400
Yellow Roadway Corp. * (Transportation)	10,388	463,409

TOTAL COMMON STOCKS
(Cost $85,503,265)		99,576,511

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $239,100 (Collateralized by $223,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $244,573)	$239,000	239,000

TOTAL REPURCHASE AGREEMENTS
(Cost $239,000)		239,000

TOTAL INVESTMENT SECURITIES
(Cost $85,742,265)—100.2%		99,815,511
Net other assets (liabilities)—(0.2)%		(209,678)

NET ASSETS —100.0%		$99,605,833

* Non-income producing security
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.

48

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2005

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S &P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $148,360)	2	$(1,157)

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising		0.1%
Aerospace/Defense		0.1%
Agriculture		0.2%
Airlines		0.2%
Apparel		0.3%
Auto Parts & Equipment		1.5%
Banks		5.7%
Beverages		0.2%
Biotechnology		1.0%
Building Materials		0.4%
Chemicals		5.0%
Coal		1.8%
Commercial Services		3.3%
Computers		2.4%
Distribution/Wholesale		0.8%
Diversified Financial Services		2.0%
Electric		10.2%
Electrical Components & Equipment		0.7%
Electronics		2.8%
Engineering & Construction		0.3%
Entertainment		0.1%
Environmental Control		0.6%
Food		1.7%
Forest Products & Paper		1.5%
Gas		1.6%
Hand/Machine Tools		0.3%
Healthcare-Products		1.4%
Healthcare-Services		1.4%
Holding Companies-Diversified		0.4%
Home Builders		0.2%
Home Furnishings		0.2%
Household Products/Wares		0.8%
Insurance		7.9%
Internet		0.7%
Iron/Steel		0.2%
Leisure Time		0.2%
Lodging		0.2%
Machinery-Construction & Mining		0.5%
Machinery-Diversified		0.8%
Media		2.1%
Metal Fabricate/Hardware		1.5%
Miscellaneous Manufacturing		3.6%
Office Furnishings		0.5%
Oil & Gas		2.5%
Oil & Gas Services		2.2%
Packaging & Containers		0.8%
Pharmaceuticals		0.9%
Pipelines		1.4%
Real Estate Investment Trust		6.3%
Retail		5.3%
Savings & Loans		1.8%
Semiconductors		4.1%
Software		1.4%
Telecommunications		2.5%
Textiles		0.3%
Transportation		2.5%
Trucking & Leasing		0.3%
Water		0.3%
Other **		NM

** Includes non-equity securities and net other assets (liabilities).
NM Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Mid-Cap Value

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $85,503,265)	$99,576,511
Repurchase agreements, at cost	239,000

Total Investments	99,815,511
Segregated cash balances with brokers for futures contracts	5,671
Dividends and interest receivable	92,224
Receivable for investments sold	2,012,395
Prepaid expenses	586

Total Assets	101,926,387

Liabilities:
Cash overdraft	582
Payable for capital shares redeemed	2,134,751
Variation margin on futures contracts	800
Advisory fees payable	62,639
Management services fees payable	12,528
Administration fees payable	3,415
Administrative services fees payable	41,769
Distribution fees payable	21,034
Trustee fees payable	236
Transfer agency fees payable	2,322
Fund accounting fees payable	3,367
Compliance services fees payable	1,231
Other accrued expenses	35,880

Total Liabilities	2,320,554

Net Assets	$99,605,833

Net Assets consist of:
Capital	$86,397,926
Accumulated net investment income (loss)	17,996
Accumulated net realized gains (losses) on investments	(882,178)
Net unrealized appreciation (depreciation) on investments	14,072,089

Net Assets	$99,605,833

Shares of Beneficial Interest Outstanding	2,868,314

Net Asset Value (offering and redemption price per share)	$34.73

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$2,161,572
Interest	9,984

Total Investment Income	2,171,556

Expenses :
Advisory fees	864,533
Management services fees	172,907
Administration fees	37,243
Transfer agency fees	39,121
Administrative services fees	575,971
Distribution fees	288,178
Custody fees	47,457
Fund accounting fees	55,497
Trustee fees	1,348
Compliance services fees	2,528
Other fees	64,208
Recoupment of prior expenses reimbursed by the Advisor	4,569

Total Expenses	2,153,560

Net Investment Income (Loss)	17,996

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	12,351,413
Net realized gains (losses) on futures contracts	17,625
Change in net unrealized appreciation/depreciation on investments	(3,641,412)

Net Realized and Unrealized Gains (Losses) on Investments	8,727,626

Change in Net Assets Resulting from Operations	$8,745,622

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$17,996	$(262,989)
Net realized gains (losses) on investments	12,369,038	1,077,080
Change in net unrealized appreciation/depreciation on investments	(3,641,412)	11,303,426

Change in net assets resulting from operations	8,745,622	12,117,517

Distributions to Shareholders From:
Net realized gains on investments	(7,749,488)	(3,505,619)

Change in net assets resulting from distributions	(7,749,488)	(3,505,619)

Capital Transactions:
Proceeds from shares issued	1,022,801,531	693,395,810
Dividends reinvested	7,749,488	3,505,619
Cost of shares redeemed	(1,057,357,239)	(630,672,905)

Change in net assets resulting from capital transactions	(26,806,220)	66,228,524

Change in net assets	(25,810,086)	74,840,422
Net Assets:
Beginning of period	125,415,919	50,575,497

	$99,605,833	$125,415,919
End of period
	$17,996	$—
Accumulated net investment income (loss)
Share Transactions:
Issued	29,529,360	21,371,077
Reinvested	224,818	107,666
Redeemed	(30,482,924)	(19,484,075)

Change in shares	(728,746)	1,994,668

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$34.87	$31.56	$23.25	$30.00

Investment Activities:
Net investment income (loss) (b)	0.01	(0.10)	(0.05)	(0.02)
Net realized and unrealized gains (losses)
on investments	3.05	5.02	8.36	(6.73)

Total income (loss) from investment activities	3.06	4.92	8.31	(6.75)

Distributions to Shareholders From:
Net realized gains on investments	(3.20)	(1.61)	—	—

Net Asset Value, End of Period	$34.73	$34.87	$31.56	$23.25

Total Return	8.84%	15.96%	35.74%	(22.50	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.87%	1.92%	2.08%	2.25%
Net expenses (d)	1.87%	1.92%	1.98%	1.98%
Net investment income (loss) (d)	0.02%	(0.30)%	(0.20)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$99,606	$125,416	$50,575	$12,487
Portfolio turnover rate (e)	964%	748%	1,012%	1,361	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52

ProFund VP Mid-Cap Growth

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index. 1 For the year ended December 31, 2005, the Fund had a total return of 11.22%, 2 compared to a return of 13.58% 3, 5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P MidCap 400 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P MidCap 400/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P MidCap 400/Citigroup Growth Index outperformed its large cap counterpart, the S&P 500/Citigroup Growth Index. This outperformance was due, in part, to an underweight in the weak Technology sector and an overweight in the strong Energy sector. This outperformance was offset somewhat by an overweight in the Industrials sector, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Ivax, and Chico’s FAS, while the bottom three performers were Varian Medical Systems, Cognizant Technology Systems, and Expeditors International of Washington.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[2]

	1 Year	3 Year	Since Inception (5/1/02)
ProFund VP Mid-Cap Growth	11.22%	16.48%	5.82%

S&P MidCap 400/Citigroup Growth Index	13.58%	19.26%	8.69%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 400/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

53

PROFUNDS VP
ProFund VP Mid-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 400/Citigroup Growth - Sector Composition
% of Index

Basic Materials	0.36%
Communications	4.20%
Consumer, Cyclical	20.63%
Consumer, Non-cyclical	25.98%
Diversified	0.30%
Energy	13.42%
Financial	11.83%
Industrial	10.11%
Technology	12.85%
Utilities	0.32%

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.2%)
	Shares	Value

99 Cents Only Stores * (Retail)	9,030	$94,454
Abercrombie & Fitch Co.—Class A (Retail)	24,510	1,597,561
Activision, Inc. * (Software)	77,400	1,063,475
Adesa, Inc. (Commercial Services)	10,320	252,014
ADTRAN, Inc. (Telecommunications)	10,320	306,917
Advance Auto Parts, Inc. * (Retail)	30,960	1,345,521
Advanced Medical Optics, Inc. * (Healthcare-Products)	6,450	269,610
Advent Software, Inc. * (Software)	1,290	37,294
Aeropostale, Inc. * (Retail)	15,480	407,124
Airgas, Inc. (Chemicals)	6,450	212,205
AirTran Holdings, Inc. * (Airlines)	24,510	392,895
Alliance Data Systems Corp. * (Commercial Services)	19,350	688,860
Alliant Techsystems, Inc. * (Aerospace/Defense)	10,320	786,074
American Eagle Outfitters, Inc. (Retail)	37,410	859,682
AmeriCredit Corp. * (Diversified Financial Services)	18,060	462,878
Ametek, Inc. (Electrical Components & Equipment)	12,900	548,766
Amphenol Corp.—Class A (Electronics)	24,510	1,084,813
AnnTaylor Stores Corp. * (Retail)	9,030	311,716
Anteon International Corp. * (Computers)	9,030	490,781
Applebee’s International, Inc. (Retail)	21,930	495,399
Apria Healthcare Group, Inc. * (Healthcare-Services)	14,190	342,121
Aqua America, Inc. (Water)	18,060	493,038
Arch Coal, Inc. (Coal)	9,030	717,885
Arthur J.Gallagher & Co. (Insurance)	15,480	478,022
Avocent Corp. * (Internet)	5,160	140,300
Barnes & Noble, Inc. (Retail)	5,160	220,177
Barr Laboratories, Inc. * (Pharmaceuticals)	30,960	1,928,498
Beazer Homes USA, Inc. (Home Builders)	7,740	563,782
Beckman Coulter, Inc. (Healthcare-Products)	18,060	1,027,614
Boyd Gaming Corp. (Lodging)	6,450	307,407
Brinker International, Inc. (Retail)	16,770	648,328
Brown & Brown, Inc. (Insurance)	30,960	945,518
C.H.Robinson Worldwide, Inc. (Transportation)	47,730	1,767,442
Cabot Microelectronics Corp. * (Chemicals)	6,450	189,179
Cadence Design Systems, Inc. * (Computers)	32,250	545,670
Career Education Corp. * (Commercial Services)	27,090	913,475
Carmax, Inc. * (Retail)	11,610	321,365
Catalina Marketing Corp. (Advertising)	11,610	294,313
Cathay Bancorp, Inc. (Banks)	7,740	278,176
CDW Corp. (Distribution/Wholesale)	18,060	1,039,714
Cephalon, Inc. * (Pharmaceuticals)	16,770	1,085,690
Ceridian Corp. * (Computers)	15,480	384,678
Certegy, Inc. (Software)	18,060	732,514
Charles River Laboratories International, Inc. * (Biotechnology)	11,610	491,916
CheckFree Corp. * (Internet)	10,320	473,688
Cheesecake Factory, Inc. * (Retail)	21,930	819,963
Chico’s FAS, Inc. * (Retail)	51,600	2,266,787
Choicepoint, Inc. * (Commercial Services)	25,800	1,148,357
Church & Dwight, Inc. (Household Products/Wares)	18,060	596,522
City National Corp. (Banks)	6,450	467,238
Claire’s Stores, Inc. (Retail)	15,480	452,326
Cognizant Technology Solutions Corp. * (Computers)	38,700	1,948,545
Commerce Bancorp, Inc. (Banks)	49,020	1,686,777
Community Health Systems, Inc. * (Healthcare-Services)	24,510	939,713
Cooper Cameron Corp. * (Oil & Gas Services)	12,900	534,060
Copart, Inc. * (Retail)	19,350	446,211
Corinthian Colleges, Inc. * (Commercial Services)	25,800	303,924
Covance, Inc. * (Healthcare-Services)	10,320	501,036
Cree Research, Inc. * (Semiconductors)	21,930	553,513
CSG Systems International, Inc. * (Software)	14,190	316,721
Cullen/Frost Bankers, Inc. (Banks)	5,160	276,989
Cypress Semiconductor Corp. * (Semiconductors)	12,900	183,825
CYTYC Corp. * (Healthcare-Products)	32,250	910,418
Dean Foods Co. * (Food)	19,350	728,721
Deluxe Corp. (Commercial Services)	7,740	233,284
Denbury Resources, Inc. * (Oil & Gas)	32,250	734,655
DENTSPLY International, Inc. (Healthcare-Products)	21,930	1,177,422
DeVry, Inc. * (Commercial Services)	10,320	206,400
Diebold, Inc. (Computers)	7,740	294,120
Dollar Tree Stores, Inc. * (Retail)	19,350	463,239
Donaldson Co., Inc. (Miscellaneous Manufacturing)	19,350	615,330
DST Systems, Inc. * (Computers)	18,060	1,081,975
Dun& Bradstreet Corp. * (Software)	9,030	604,649
Eaton Vance Corp. (Diversified Financial Services)	37,410	1,023,538
Education Management Corp. * (Commercial Services)	19,350	648,419
Edwards Lifesciences Corp. * (Healthcare-Products)	10,320	429,415

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Emmis Communications Corp. * (Media)	3,870	$77,052
Energizer Holdings, Inc. * (Electrical Components & Equipment)	18,060	899,207
Ensco International, Inc. (Oil & Gas)	19,350	858,173
Entercom Communications Corp. * (Media)	3,870	114,823
Equitable Resources, Inc. (Pipelines)	15,480	567,961
Everest Re Group, Ltd. (Insurance)	9,030	906,161
Expeditors International of Washington, Inc. (Transportation)	29,670	2,003,022
F5 Networks, Inc. * (Internet)	11,610	663,976
Fair Isaac Corp. (Software)	18,060	797,710
Fastenal Co. (Distribution/Wholesale)	34,830	1,364,988
Fidelity National Financial, Inc. (Insurance)	25,800	949,182
Flowserve Corp. * (Machinery-Diversified)	6,450	255,162
FMC Technologies, Inc. * (Oil & Gas Services)	9,030	387,568
GameStop Corp. * (Retail)	16,770	533,621
Gartner Group, Inc. * (Commercial Services)	6,450	83,205
Gen-Probe, Inc. * (Healthcare-Products)	14,190	692,330
Gentex Corp. (Electronics)	23,220	452,790
Graco, Inc. (Machinery-Diversified)	19,350	705,888
Granite Construction, Inc. (Engineering & Construction)	3,870	138,972
Grant Prideco, Inc. * (Oil & Gas Services)	36,120	1,593,614
Greater Bay Bancorp (Banks)	7,740	198,299
GTECH Holdings Corp. (Entertainment)	34,830	1,105,504
Harman International Industries, Inc. (Home Furnishings)	18,060	1,767,171
Harris Corp. (Telecommunications)	21,930	943,210
Harte-Hanks, Inc. (Advertising)	10,320	272,345
Health Net, Inc. * (Healthcare-Services)	21,930	1,130,492
Helmerich & Payne, Inc. (Oil & Gas)	6,450	399,320
Henry Schein, Inc. * (Healthcare-Products)	16,770	731,843
Herman Miller, Inc. (Office Furnishings)	7,740	218,191
HNI Corp. (Office Furnishings)	6,450	354,298
Hormel Foods Corp. (Food)	9,030	295,100
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	10,320	512,285
INAMED Corp. * (Healthcare-Products)	10,320	904,858
Independence Community Bank Corp. (Savings & Loans)	10,320	410,014
IndyMac Bancorp, Inc. (Diversified Financial Services)	10,320	402,686
International Rectifier Corp. * (Semiconductors)	9,030	288,057
International Speedway Corp. (Entertainment)	5,160	247,164
Intuitive Surgical, Inc. * (Healthcare-Products)	10,320	1,210,226
Investors Financial Services Corp. (Banks)	18,060	665,150
Invitrogen Corp. * (Biotechnology)	15,480	1,031,587
ITT Educational Services, Inc. * (Commercial Services)	10,320	610,015
IVAX Corp. * (Pharmaceuticals)	61,920	1,939,954
Jack Henry & Associates, Inc. (Computers)	20,640	393,811
Jacobs Engineering Group, Inc. * (Engineering & Construction)	16,770	1,138,180
JetBlue Airways Corp. * (Airlines)	42,570	654,727
JM Smucker Co. (Food)	6,450	283,800
Joy Global, Inc. (Machinery-Construction & Mining)	12,900	516,000
Korn/Ferry International * (Commercial Services)	3,870	72,330
Lam Research Corp. * (Semiconductors)	16,770	598,354
Laureate Education, Inc. * (Commercial Services)	6,450	338,690
Lee Enterprises, Inc. (Media)	6,450	238,070
Legg Mason, Inc. (Diversified Financial Services)	34,830	4,168,803
Leucadia National Corp. (Holding Companies-Diversified)	10,320	489,787
LifePoint Hospitals, Inc. * (Healthcare-Services)	15,480	580,500
Lincare Holdings, Inc. * (Healthcare-Services)	27,090	1,135,341
Macrovision Corp. * (Entertainment)	14,190	237,399
Martek Biosciences Corp. * (Biotechnology)	9,030	222,228
Martin Marietta Materials (Building Materials)	5,160	395,875
McAfee, Inc. * (Internet)	47,730	1,294,915
McDATA Corp.—Class A * (Computers)	19,350	73,530
MEMC Electronic Materials, Inc. * (Semiconductors)	15,480	343,192
Michaels Stores, Inc. (Retail)	25,800	912,546
Micrel, Inc. * (Semiconductors)	7,740	89,784
Microchip Technology, Inc. (Semiconductors)	37,410	1,202,731
Millennium Pharmaceuticals, Inc. * (Biotechnology)	33,540	325,338
Mine Safety Appliances Co. (Environmental Control)	3,870	140,133
Mohawk Industries, Inc. * (Textiles)	10,320	897,634
Moneygram International, Inc. (Software)	10,320	269,146
MSC Industrial Direct Co.—Class A (Retail)	7,740	311,303
National Instruments Corp. (Computers)	9,030	289,412
Navigant Consulting Co. * (Commercial Services)	7,740	170,125
Newfield Exploration Co. * (Oil & Gas)	36,120	1,808,528
Noble Energy, Inc. (Oil & Gas)	49,020	1,975,505
O’Reilly Automotive, Inc. * (Retail)	16,770	536,808
Omnicare, Inc. (Pharmaceuticals)	21,930	1,254,835
Outback Steakhouse, Inc. (Retail)	10,320	429,415
Overseas Shipholding Group, Inc. (Transportation)	3,870	195,009
Pacific Sunwear of California, Inc. * (Retail)	20,640	514,349
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	9,030	283,000
Patterson-UTI Energy, Inc. (Oil & Gas)	49,020	1,615,209
Peabody Energy Corp. (Coal)	12,900	1,063,218
Pentair, Inc. (Miscellaneous Manufacturing)	10,320	356,246
PepsiAmericas, Inc. (Beverages)	6,450	150,027
Perrigo Co. (Pharmaceuticals)	10,320	153,871
Petsmart, Inc. (Retail)	39,990	1,026,143
Pioneer Natural Resources Co. (Oil & Gas)	36,120	1,851,871
Plains Exploration & Production Co. * (Oil & Gas)	21,930	871,279
Plantronics, Inc. (Telecommunications)	12,900	365,070
PMI Group, Inc. (Insurance)	11,610	476,823
Pogo Producing Co. (Oil & Gas)	16,770	835,314
Polo Ralph Lauren Corp. (Apparel)	10,320	579,365
Polycom, Inc. * (Telecommunications)	14,190	217,107
Powerwave Technologies, Inc. * (Telecommunications)	10,320	129,722
Precision Castparts Corp. (Metal Fabricate/Hardware)	15,480	802,019
Protein Design Labs, Inc. * (Biotechnology)	19,350	549,927
Questar Corp. (Pipelines)	14,190	1,074,184
Quicksilver Resources, Inc. * (Oil & Gas)	14,190	596,122
Radian Group, Inc. (Insurance)	23,220	1,360,460
Raymond James Financial Corp. (Diversified Financial Services)	5,160	194,377
Regis Corp. (Retail)	7,740	298,532
Renal Care Group, Inc. * (Healthcare-Services)	19,350	915,449
Rent-A-Center, Inc. * (Commercial Services)	11,610	218,965
Republic Services, Inc. (Environmental Control)	15,480	581,274
Reynolds & Reynolds Co. (Computers)	5,160	144,841
RF Micro Devices, Inc. * (Telecommunications)	21,930	118,641
Rollins, Inc. (Commercial Services)	7,740	152,555
Ross Stores, Inc. (Retail)	41,280	1,192,992
RSA Security, Inc. * (Internet)	7,740	86,920
Ruby Tuesday, Inc. (Retail)	11,610	300,583
SanDisk Corp. * (Computers)	51,600	3,241,511
SEI Investments Co. (Software)	18,060	668,220
Semtech Corp. * (Semiconductors)	12,900	235,554
Sepracor, Inc. * (Pharmaceuticals)	29,670	1,530,972
Silicon Laboratories, Inc. * (Semiconductors)	12,900	472,914
Smith International, Inc. (Oil & Gas Services)	27,090	1,005,310
Southwestern Energy Co. * (Oil & Gas)	46,440	1,669,054
SRA International, Inc.—Class A * (Computers)	6,450	196,983
Stericycle, Inc. * (Environmental Control)	12,900	759,552
STERIS Corp. (Healthcare-Products)	10,320	258,206
SVB Financial Group * (Banks)	3,870	181,271

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP Mid-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Sybase, Inc. * (Software)	16,770	$366,592
Synopsys, Inc. * (Computers)	12,900	258,774
TCF Financial Corp. (Banks)	15,480	420,127
Techne Corp. * (Healthcare-Products)	11,610	651,902
Teleflex, Inc. (Miscellaneous Manufacturing)	3,870	251,473
Texas Regional Bancshares, Inc.—Class A (Banks)	6,450	182,535
The Corporate Executive Board Co. (Commercial Services)	11,610	1,041,417
The Macerich Co. (REIT)	5,160	346,443
The Ryland Group, Inc. (Home Builders)	12,900	930,477
The Scotts Co.—Class A (Household Products/Wares)	6,450	291,798
The Timberland Co.—Class A * (Apparel)	15,480	503,874
Thor Industries, Inc. (Home Builders)	10,320	413,522
Toll Brothers, Inc. * (Home Builders)	33,540	1,161,825
Tootsie Roll Industries, Inc. (Food)	3,870	111,959
Transaction Systems Architect, Inc. * (Software)	3,870	111,417
Universal Health Services, Inc.—Class B (Healthcare-Services)	9,030	422,062
Urban Outfitters, Inc. * (Retail)	30,960	783,598
UTStarcom, Inc. * (Telecommunications)	15,480	124,769
Valassis Communications, Inc. * (Commercial Services)	7,740	225,002
Valeant Pharmaceuticals International (Pharmaceuticals)	12,900	233,232
Valspar Corp. (Chemicals)	14,190	350,067
Varian Medical Systems, Inc. * (Healthcare-Products)	37,410	1,883,219
Varian, Inc. * (Electronics)	5,160	205,316
VCA Antech, Inc. * (Pharmaceuticals)	11,610	327,402
Vertex Pharmaceuticals, Inc. * (Biotechnology)	15,480	428,332
W.R.Berkley Corp. (Insurance)	19,350	921,447
Waddell& Reed Financial, Inc. (Diversified Financial Services)	23,220	486,923
Washington Post Co.—Class B (Media)	1,290	986,849
Weingarten Realty Investors (REIT)	9,030	341,424
Westamerica Bancorp (Banks)	5,160	273,841
Western Digital Corp. * (Computers)	60,630	1,128,324
Western Gas Resources, Inc. (Pipelines)	16,770	789,699
Westwood One, Inc. (Media)	10,320	168,216
Whole Foods Market, Inc. (Food)	38,700	2,994,994
Williams Sonoma, Inc. * (Retail)	32,250	1,391,587
Wind River Systems, Inc. * (Software)	7,740	114,320
Zebra Technologies Corp. * (Machinery-Diversified)	19,350	829,148

TOTAL COMMON STOCKS
(Cost $139,449,188)		156,049,507

Repurchase Agreements (0.2%)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $261,109 (Collateralized by $243,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $266,508)	$ 261,000	261,000

TOTAL REPURCHASE AGREEMENTS
(Cost $261,000)		261,000

TOTAL INVESTMENT SECURITIES
(Cost $139,710,188)—100.4%		156,310,507
Net other assets (liabilities) — (0.4)%		(588,695)

NET ASSETS —100.0%		$155,721,812

*	Non-income producing security
(REIT)	Real Estate Investment Trust

Futures Contracts Purchased
Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $148,360)	2	$(1,157)

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.4%
Aerospace/Defense	0.5%
Airlines	0.7%
Apparel	0.7%
Banks	3.0%
Beverages	0.1%
Biotechnology	2.0%
Building Materials	0.3%
Chemicals	0.5%
Coal	1.1%
Commercial Services	4.7%
Computers	6.7%
Distribution/Wholesale	1.5%
Diversified Financial Services	4.3%
Electrical Components & Equipment	0.9%
Electronics	1.1%
Engineering & Construction	0.8%
Entertainment	1.0%
Environmental Control	1.0%
Food	2.8%
Healthcare-Products	6.5%
Healthcare-Services	3.8%
Holding Companies-Diversified	0.3%
Home Builders	2.3%
Home Furnishings	1.1%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	1.7%
Lodging	0.2%
Machinery-Constructing & Mining	0.3%
Machinery-Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	0.8%
Office Furnishings	0.4%
Oil & Gas	8.5%
Oil & Gas Services	2.3%
Pharmaceuticals	5.6%
Pipelines	1.6%
Real Estate Investment Trust	0.4%
Retail	12.3%
Savings & Loans	0.3%
Semiconductors	2.5%
Software	3.3%
Telecommunications	1.4%
Textiles	0.6%
Transportation	2.5%
Water	0.3%
Other **	(0.2)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP Mid-Cap Growth

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $139,449,188)	$156,049,507
Repurchase agreements, at cost	261,000

Total Investment Securities	156,310,507
Cash	1,238
Segregated cash balances with brokers for futures contracts	5,671
Dividends and interest receivable	49,826
Receivable for capital shares issued	24,979,438
Prepaid expenses	462

Total Assets	181,347,142

Liabilities:
Payable for investments purchased	25,406,860
Variation margin on futures contracts	800
Advisory fees payable	78,279
Management services fees payable	15,656
Administration fees payable	3,748
Administrative services fees payable	52,187
Distribution fees payable	26,095
Trustee fees payable	294
Transfer agency fees payable	2,897
Fund accounting fees payable	4,137
Compliance services fees payable	1,538
Other accrued expenses	32,839

Total Liabilities	25,625,330

Net Assets	$155,721,812

Net Assets consist of:
Capital	$146,681,738
Accumulated net realized gains (losses) on investments	(7,559,088)
Net unrealized appreciation (depreciation) on investments	16,599,162

Net Assets	$155,721,812

Shares of Beneficial Interest Outstanding	4,470,011

Net Asset Value (offering and redemption price per share)	$34.84

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$639,955
Interest	10,771

Total Investment Income	650,726

Expenses:
Advisory fees	595,207
Management services fees	119,042
Administration fees	25,474
Transfer agency fees	26,383
Administrative services fees	396,787
Distribution fees	198,402
Custody fees	49,027
Fund accounting fees	37,770
Trustee fees	1,038
Compliance services fees	2,451
Other fees	42,720
Recoupment of prior expenses reimbursed by the Advisor	7,401

Total Expenses	1,501,702

Net Investment Income (Loss)	(850,976)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(253,045)
Net realized gains (losses) on futures contracts	17,625
Change in net unrealized appreciation/depreciation on investments	5,496,051

Net Realized and Unrealized Gains (Losses) on Investments	5,260,631

Change in Net Assets Resulting from Operations	$4,409,655

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(850,976)	$(569,218)
Net realized gains (losses) on investments	(235,420)	777,264
Change in net unrealized appreciation/depreciation on investments	5,496,051	2,607,900

Change in net assets resulting from operations	4,409,655	2,815,946

Distributions to Shareholders From:
Net realized gains on investments	(2,198,220)	(1,390,157)

Change in net assets resulting from distributions	(2,198,220)	(1,390,157)

Capital Transactions:
Proceeds from shares issued	801,590,644	380,642,405
Dividends reinvested	2,198,220	1,390,157
Cost of shares redeemed	(725,356,132)	(354,941,722)

Change in net assets resulting from capital transactions	78,432,732	27,090,840

Change in net assets	80,644,167	28,516,629
Net Assets:
Beginning of period	75,077,645	46,561,016

End of period	$155,721,812	$75,077,645

Share Transactions:
Issued	24,076,680	12,402,325
Reinvested	65,579	45,564
Redeemed	(21,993,842)	(11,688,582)

Change in shares	2,148,417	759,307

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$32.34	$29.80	$23.36	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.36)	(0.36)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	3.95	3.62	6.87	(6.43)

Total income (loss) from investment activities	3.59	3.26	6.52	(6.64)

Distributions to Shareholders From:
Net realized gains on investments	(1.09)	(0.72)	(0.08)	—

Net Asset Value, End of Period	$34.84	$32.34	$29.80	$23.36

Total Return	11.22%	11.08%	27.91%	(22.13)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.89%	1.94%	2.02%	2.22%
Net expenses (d)	1.89%	1.94%	1.98%	1.98%
Net investment income (loss) (d)	(1.07)%	(1.20)%	(1.31)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$155,722	$75,078	$46,561	$15,064
Portfolio turnover rate (e)	943%	792%	678%	1,594	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. 1 For the year ended December 31, 2005, the Fund had a total return of 4.00%, 2 compared to a return of 6.26% 3, 5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Value Index posted a similar return to its large cap counterpart, the S&P 500/Citigroup Value Index. This index was aided by a significant underweight in the weak Communications sector and a slight overweight in the strong Utilities sector. This outperformance was offset by overweights in the Consumer Goods and Consumer Services sectors, which posted below average returns, and an underweight in the strong Energy sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Vintage Petroleum, Commercial Metals, and Energen, while the bottom three performers were Briggs & Stratton, Atmos Energy, and UGI.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Small-Cap Value	4.00%	18.94%	5.25%

S&P SmallCap 600/Citigroup Value Index	6.26%	22.46%	8.90%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

60

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Value - Sector Composition
% of Index

Basic Materials	5.84%
Communications	2.72%
Consumer, Cyclical	18.07%
Consumer, Non-cyclical	11.31%
Diversified	0.00%
Energy	3.89%
Financial	18.15%
Industrial	24.19%
Technology	7.90%
Utilities	7.93%

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.0%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	1,170	$18,357
A.M.Castle & Co. * (Metal Fabricate/Hardware)	2,340	51,106
AAR Corp. * (Aerospace/Defense)	7,800	186,810
Aaron Rents, Inc. (Commercial Services)	5,850	123,318
ABM Industries, Inc. (Commercial Services)	8,970	175,363
Acadia Realty Trust (REIT)	7,410	148,571
Actel Corp. * (Semiconductors)	5,850	74,471
Acuity Brands, Inc. (Miscellaneous Manufacturing)	10,530	334,854
Adaptec, Inc. * (Telecommunications)	26,520	154,345
Administaff, Inc. (Commercial Services)	3,120	131,196
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	6,630	78,433
Aeroflex, Inc. * (Telecommunications)	10,530	113,198
Agilysys, Inc. (Computers)	7,020	127,904
Albany International Corp.—Class A (Machinery-Diversified)	4,680	169,229
Aleris International, Inc. * (Environmental Control)	7,410	238,899
ALLETE, Inc. (Electric)	7,020	308,881
Alliance One International, Inc. (Agriculture)	20,280	79,092
Alpharma, Inc. (Pharmaceuticals)	6,630	189,021
Altiris, Inc. * (Software)	1,950	32,936
AMCOL International Corp. (Mining)	2,730	56,020
American Italian Pasta Co. (Food)	4,290	29,172
American States Water Co. (Water)	3,900	120,120
Analogic Corp. (Electronics)	1,560	74,646
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,340	70,996
Angelica Corp. (Textiles)	2,340	38,704
Anixter International, Inc. (Telecommunications)	7,410	289,878
Apogee Enterprises, Inc. (Building Materials)	6,630	107,539
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,850	197,087
Applied Signal Technology, Inc. (Telecommunications)	2,730	61,971
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,680	244,296
Arch Chemicals, Inc. (Chemicals)	5,460	163,254
Arctic Cat, Inc. (Leisure Time)	1,560	31,294
Arkansas Best Corp. (Transportation)	5,850	255,528
Armor Holdings, Inc. * (Aerospace/Defense)	3,510	149,702
ArQule, Inc. * (Biotechnology)	4,290	26,255
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	9,360	96,408
Ashworth, Inc. * (Apparel)	3,120	26,364
Astec Industries, Inc. * (Machinery-Construction & Mining)	3,900	127,374
ATMI, Inc. * (Semiconductors)	5,460	152,716
Atmos Energy Corp. (Gas)	18,720	489,715
Atwood Oceanics, Inc. * (Oil & Gas)	1,560	121,727
Audiovox Corp.—Class A * (Telecommunications)	4,680	64,865
Avid Technology, Inc. * (Software)	6,240	341,702
Avista Corp. (Electric)	11,310	200,300
Axcelis Technologies, Inc. * (Semiconductors)	23,400	111,618
Aztar Corp. * (Lodging)	3,900	118,521
Baldor Electric Co. (Hand/Machine Tools)	6,630	170,060
Bally Total Fitness Holding Corp. * (Leisure Time)	7,800	48,984
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	5,070	70,980
BankUnited Financial Corp.—Class A (Savings & Loans)	3,900	103,623
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,900	128,700
Bassett Furniture Industries, Inc. (Home Furnishings)	2,730	50,505
Bel Fuse, Inc.—Class B (Electronics)	1,560	49,608
Belden, Inc. (Electrical Components & Equipment)	10,140	247,719
Bell Microproducts, Inc. * (Distribution/Wholesale)	7,020	53,703
Benchmark Electronics, Inc. * (Electronics)	9,750	327,892
Black Box Corp. (Telecommunications)	2,340	110,869
Blue Coat Systems, Inc. * (Internet)	1,560	71,323
Boston Private Financial Holdings, Inc. (Banks)	3,510	106,774
Bowne & Co., Inc. (Commercial Services)	7,410	109,964
Brady Corp.—Class A (Electronics)	7,020	253,983
Briggs & Stratton Corp. (Machinery-Diversified)	12,090	468,970
Brightpoint, Inc. * (Distribution/Wholesale)	6,240	173,035
Brookline Bancorp, Inc. (Savings & Loans)	14,430	204,473
Brooks Automation, Inc. * (Semiconductors)	17,160	215,014
Brown Shoe Co., Inc. (Retail)	4,290	182,025
Brush Engineered Materials, Inc. * (Mining)	4,290	68,211
Buckeye Technologies, Inc. * (Forest Products & Paper)	7,800	62,790
Building Materials Holding Corp. (Distribution/Wholesale)	1,950	133,010
Burlington Coat Factory Warehouse Corp. (Retail)	3,900	156,819
C&D Technologies, Inc. (Electrical Components & Equipment)	5,850	44,577
C-COR.net Corp. * (Telecommunications)	11,310	54,967
Cambrex Corp. (Biotechnology)	6,240	117,125

See accompanying notes to the financial statements.

61

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Captaris, Inc. * (Software)	6,630	$24,465
Caraustar Industries, Inc. * (Forest Products & Paper)	6,630	57,615
Carpenter Technology Corp. (Iron/Steel)	5,070	357,283
Carreker Corp. * (Computers)	2,730	13,623
Cascade Natural Gas Corp. (Gas)	2,730	53,262
Casey’s General Stores, Inc. (Retail)	11,700	290,159
Cash America International, Inc. (Retail)	4,290	99,485
Catapult Communications Corp. * (Computers)	780	11,536
CCE Spinco, Inc. * (Commercial Services)	11,310	148,161
CDI Corp. (Commercial Services)	2,730	74,802
Central Pacific Financial Corp. (Banks)	3,900	140,088
Central Parking Corp. (Commercial Services)	4,290	58,859
Central Vermont Public Service Corp. (Electric)	2,730	49,167
Century Aluminum Co. * (Mining)	5,460	143,106
CH Energy Group, Inc. (Electric)	3,120	143,208
Champion Enterprises, Inc. * (Home Builders)	11,700	159,354
Chaparral Steel Co. * (Iron/Steel)	5,460	165,165
Checkpoint Systems, Inc. * (Electronics)	5,070	124,976
Chemed Corp. (Commercial Services)	5,850	290,627
Chesapeake Corp. (Packaging & Containers)	4,680	79,466
Chittenden Corp. (Banks)	10,920	303,685
Ciber, Inc. * (Computers)	12,870	84,942
Clarcor, Inc. (Miscellaneous Manufacturing)	7,020	208,564
CLECO Corp. (Electric)	11,700	243,945
Cleveland-Cliffs, Inc. (Iron/Steel)	2,730	241,796
Coachmen Industries, Inc. (Home Builders)	3,120	36,847
Cognex Corp. (Machinery-Diversified)	6,630	199,497
Coherent, Inc. * (Electronics)	7,410	219,928
Cohu, Inc. (Semiconductors)	3,510	80,274
Colonial Properties Trust (REIT)	10,530	442,048
Commercial Metals Co. (Metal Fabricate/Hardware)	13,650	512,420
Commercial NET Lease Realty (REIT)	12,480	254,218
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,340	79,022
Community Bank System, Inc. (Banks)	7,020	158,301
CONMED Corp. * (Healthcare-Products)	4,290	101,501
Consolidated Graphics, Inc. * (Commercial Services)	2,730	129,238
Corn Products International, Inc. (Food)	17,160	409,952
Cost Plus, Inc. * (Retail)	2,730	46,820
CPI Corp. (Commercial Services)	1,560	29,188
Cross Country Healthcare, Inc. * (Commercial Services)	1,950	34,671
CryoLife, Inc. * (Biotechnology)	3,120	10,421
CTS Corp. (Electronics)	8,190	90,581
Cubic Corp. (Electronics)	3,510	70,060
Cyberonics, Inc. * (Healthcare-Products)	1,950	62,985
Cymer, Inc. * (Electronics)	4,290	152,338
Datascope Corp. (Healthcare-Products)	2,730	90,227
Delphi Financial Group, Inc.—Class A (Insurance)	6,630	305,046
Deltic Timber Corp. (Forest Products & Paper)	1,950	101,127
Digi International, Inc. * (Software)	4,680	49,093
Dime Community Bancshares, Inc. (Savings & Loans)	3,510	51,281
Ditech Communications Corp. * (Telecommunications)	7,410	61,874
DJ Orthopedics, Inc. * (Healthcare-Products)	3,120	86,050
Downey Financial Corp. (Savings & Loans)	2,340	160,033
Dress Barn, Inc. * (Retail)	2,340	90,347
Drew Industries, Inc. * (Building Materials)	2,730	76,959
Drill-Quip, Inc. * (Oil & Gas Services)	780	36,816
DRS Technologies, Inc. (Aerospace/Defense)	3,510	180,484
DSP Group, Inc. * (Semiconductors)	2,730	68,414
EastGroup Properties, Inc. (REIT)	5,070	228,961
EDO Corp. (Aerospace/Defense)	1,560	42,214
EGL, Inc. * (Transportation)	7,410	278,394
El Paso Electric Co. * (Electric)	11,310	237,962
Electro Scientific Industries, Inc. * (Electronics)	6,630	160,115
ElkCorp (Building Materials)	1,950	65,637
EMCOR Group, Inc. * (Engineering & Construction)	3,510	237,030
Energen Corp. (Gas)	17,160	623,251
Entertainment Properties Trust (REIT)	5,850	238,388
Enzo Biochem, Inc. * (Biotechnology)	3,120	38,750
ESS Technology, Inc. * (Semiconductors)	8,190	28,092
Essex Property Trust, Inc. (REIT)	3,120	287,663
Esterline Technologies Corp. * (Aerospace/Defense)	5,850	217,562
Ethan Allen Interiors, Inc. (Home Furnishings)	4,680	170,961
Exar Corp. * (Semiconductors)	8,190	102,539
FEI Co. * (Electronics)	2,730	52,334
Fidelity Bankshares, Inc. (Savings & Loans)	2,340	76,518
Filenet Corp. * (Software)	5,460	141,141
Financial Federal Corp. (Diversified Financial Services)	1,560	69,342
First BanCorp. (Banks)	18,720	232,315
First Midwest Bancorp, Inc. (Banks)	6,240	218,774
First Republic Bank (Banks)	2,730	101,037
FirstFed Financial Corp. * (Savings & Loans)	1,560	85,051
Fleetwood Enterprises, Inc. * (Home Builders)	14,820	183,027
Florida Rock Industries, Inc. (Building Materials)	3,900	191,334
Flowers Foods, Inc. (Food)	12,090	333,200
Franklin Bank Corp. Houston * (Savings & Loans)	4,290	77,177
Fred’s, Inc. (Retail)	9,360	152,287
Frontier Airlines, Inc. * (Airlines)	8,580	79,279
Fuller (H.B.) Co. (Chemicals)	6,630	212,624
G & K Services, Inc. (Textiles)	2,730	107,152
Gardner Denver, Inc. * (Machinery-Diversified)	3,510	173,043
General Communication, Inc.—Class A * (Telecommunications)	3,900	40,287
Gentiva Health Services, Inc. * (Healthcare-Services)	5,460	80,480
Georgia Gulf Corp. (Chemicals)	7,800	237,276
Gerber Scientific, Inc. * (Machinery-Diversified)	5,070	48,520
Gevity HR, Inc. (Commercial Services)	4,680	120,370
Glacier Bancorp, Inc. (Banks)	3,510	105,476
Glenborough Realty Trust, Inc. (REIT)	8,190	148,239
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,950	67,529
Gold Banc Corp., Inc. (Banks)	4,680	85,270
Green Mountain Power Corp. (Electric)	1,170	33,661
Griffon Corp. * (Miscellaneous Manufacturing)	5,850	139,289
Group 1 Automotive, Inc. * (Retail)	5,070	159,350
Gymboree Corp. * (Apparel)	4,680	109,512
Haemonetics Corp. * (Healthcare-Products)	2,340	114,332
Hain Celestial Group, Inc. * (Food)	7,020	148,543
Hancock Fabrics, Inc. (Retail)	4,290	17,460
Harland (John H.) Co. (Household Products/Wares)	2,340	87,984
Harmonic, Inc. * (Telecommunications)	11,700	56,745
Haverty Furniture Cos., Inc. (Retail)	5,070	65,352
Healthcare Services Group, Inc. (Commercial Services)	3,510	72,692
Heidrick & Struggles International, Inc. * (Commercial Services)	2,730	87,497
Hologic, Inc. * (Healthcare-Products)	5,070	192,255
Hooper Holmes, Inc. (Commercial Services)	15,210	38,786
Hub Group, Inc. * (Transportation)	4,680	165,438
Hudson United Bancorp (Banks)	6,240	260,083
Hughes Supply, Inc. (Distribution/Wholesale)	15,600	559,260
Hutchinson Technology, Inc. * (Computers)	5,850	166,433
Hyperion Solutions Corp. * (Software)	6,240	223,517
IDEX Corp. (Machinery-Diversified)	6,630	272,559
IHOP Corp. (Retail)	2,340	109,769
Infinity Property & Casualty Corp. (Insurance)	4,680	174,143
Infospace, Inc. * (Internet)	3,510	90,628

See accompanying notes to the financial statements.

62

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Input/Output, Inc. * (Oil & Gas Services)	16,380	$115,151
Insight Enterprises, Inc. * (Retail)	10,920	214,141
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	3,510	67,989
Inter-Tel, Inc. (Software)	2,730	53,426
Interface, Inc.—Class A * (Office Furnishings)	11,310	92,968
Intermagnetics General Corp. * (Electrical Components & Equipment)	2,340	74,646
Invacare Corp. (Healthcare-Products)	3,900	122,811
Irwin Financial Corp. (Banks)	1,950	41,769
Itron, Inc. * (Electronics)	2,730	109,309
J & J Snack Foods Corp. (Food)	780	46,340
J. Jill Group, Inc. * (Retail)	2,730	51,952
Jack in the Box, Inc. * (Retail)	3,120	108,982
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,240	130,665
JDA Software Group, Inc. * (Software)	3,900	66,339
JLG Industries, Inc. (Machinery-Construction & Mining)	6,630	302,726
Jo-Ann Stores, Inc. * (Retail)	5,460	64,428
Jos. A. Bank Clothiers, Inc. * (Retail)	390	16,930
K2, Inc. * (Leisure Time)	10,920	110,401
Kaman Corp.—Class A (Aerospace/Defense)	5,460	107,507
Kansas City Southern Industries, Inc. * (Transportation)	17,160	419,218
Kaydon Corp. (Metal Fabricate/Hardware)	6,630	213,088
Keane, Inc. * (Software)	10,530	115,935
Keithley Instruments, Inc. (Electronics)	3,510	49,070
Kellwood Co. (Apparel)	6,630	158,324
Kilroy Realty Corp. (REIT)	4,290	265,551
Kirby Corp. * (Transportation)	2,340	122,078
Kopin Corp. * (Semiconductors)	8,190	43,817
Kulicke & Soffa Industries, Inc. * (Semiconductors)	12,090	106,876
La-Z-Boy, Inc. (Home Furnishings)	12,090	163,940
Labor Ready, Inc. * (Commercial Services)	6,240	129,917
Laclede Group, Inc. (Gas)	5,070	148,095
Lance, Inc. (Food)	7,020	130,783
LandAmerica Financial Group, Inc. (Insurance)	3,900	243,360
Landry’s Restaurants, Inc. (Retail)	1,950	52,085
Laserscope * (Healthcare-Products)	2,340	52,556
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,170	44,156
LCA-Vision, Inc. (Healthcare-Products)	2,340	111,173
Lennox International, Inc. (Building Materials)	13,260	373,931
Lenox Group, Inc. * (Toys/Games/Hobbies)	3,120	41,309
Lexington Corporate Properties Trust (REIT)	12,090	257,517
Libbey, Inc. (Housewares)	3,120	31,886
Lindsay Manufacturing Co. (Machinery-Diversified)	1,560	29,999
Linens’n Things, Inc. * (Retail)	10,530	280,097
Littelfuse, Inc. * (Electrical Components & Equipment)	3,510	95,648
Lone Star Steakhouse & Saloon, Inc. (Retail)	4,290	101,845
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,900	201,474
Longs Drug Stores Corp. (Retail)	6,240	227,073
Lufkin Industries, Inc. (Oil & Gas Services)	3,510	175,044
Lydall, Inc. * (Miscellaneous Manufacturing)	3,900	31,785
M/I Schottenstein Homes, Inc. (Home Builders)	1,170	47,525
Macdermid, Inc. (Chemicals)	3,120	87,048
MAF Bancorp, Inc. (Savings & Loans)	3,900	161,382
MagneTek, Inc. * (Electrical Components & Equipment)	6,630	21,548
Manitowoc Co. (Machinery-Diversified)	3,510	176,272
MapInfo Corp. * (Software)	4,680	59,015
Marcus Corp. (Lodging)	5,070	119,145
MarineMax, Inc. * (Retail)	1,560	49,249
Massey Energy Co. (Coal)	10,920	413,540
Material Sciences Corp. * (Iron/Steel)	3,120	43,992
Maverick Tube Corp. * (Oil & Gas Services)	4,680	186,545
Maximus, Inc. (Commercial Services)	1,950	71,546
Meade Instruments Corp. * (Electronics)	2,340	6,388
Mesa Air Group, Inc. * (Airlines)	3,120	32,635
Methode Electronics, Inc.—Class A (Electronics)	8,580	85,543
MGI Pharma, Inc. * (Pharmaceuticals)	9,360	160,618
Micros Systems, Inc. * (Computers)	3,900	188,448
Microsemi Corp. * (Semiconductors)	7,410	204,960
Midas, Inc. * (Commercial Services)	1,950	35,802
Mobile Mini, Inc. * (Storage/Warehousing)	1,170	55,458
Monaco Coach Corp. (Home Builders)	6,240	82,992
Moog, Inc.—Class A * (Aerospace/Defense)	4,290	121,750
MRO Software, Inc. * (Software)	3,120	43,805
MTS Systems Corp. (Computers)	2,730	94,567
Mueller Industries, Inc. (Metal Fabricate/Hardware)	8,580	235,264
Myers Industries, Inc. (Miscellaneous Manufacturing)	7,410	108,038
Napster, Inc. * (Software)	7,020	24,710
Nash Finch Co. (Food)	3,120	79,498
National Presto Industries, Inc. (Housewares)	1,170	51,890
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	1,560	28,205
NCI Building Systems, Inc * (Building Materials)	5,070	215,374
NCO Group, Inc. * (Commercial Services)	7,410	125,377
NDCHealth Corp. * (Software)	5,850	112,496
Neenah Paper, Inc. (Forest Products & Paper)	3,510	98,280
NETGEAR, Inc. * (Telecommunications)	2,730	52,553
Network Equipment Technologies, Inc. * (Telecommunications)	5,850	25,740
New Century Financial Corp. (REIT)	5,850	211,010
New Jersey Resources Corp. (Gas)	3,120	130,697
Northwest Natural Gas Co. (Gas)	6,240	213,283
Novatel Wireless, Inc. * (Telecommunications)	3,900	47,229
NS Group, Inc. * (Metal Fabricate/Hardware)	3,510	146,753
O’Charley’s, Inc. * (Retail)	5,070	78,636
Oceaneering International, Inc. * (Oil & Gas Services)	2,340	116,485
Offshore Logistics, Inc. * (Transportation)	3,120	91,104
Old Dominion Freight Line, Inc. * (Transportation)	3,510	94,700
OM Group, Inc. * (Chemicals)	3,510	65,848
Omnova Solutions, Inc. * (Chemicals)	9,360	44,928
On Assignment, Inc. * (Commercial Services)	3,900	42,549
Open Solutions, Inc. * (Software)	1,560	35,755
Oshkosh Truck Corp. (Auto Manufacturers)	7,800	347,802
Osteotech, Inc. * (Healthcare-Products)	3,900	19,383
Owens & Minor, Inc. (Distribution/Wholesale)	9,360	257,681
Oxford Industries, Inc. (Apparel)	3,120	170,665
PAREXEL International Corp. * (Commercial Services)	4,290	86,915
Park Electrochemical Corp. (Electronics)	4,680	121,586
Parkway Properties, Inc. (REIT)	3,120	125,237
Paxar Corp. * (Electronics)	5,460	107,180
PC-Tel, Inc. * (Internet)	5,070	44,413
Pegasus Systems, Inc. * (Leisure Time)	4,290	38,481
Penford Corp. (Chemicals)	1,950	23,790
Pep Boys-Manny, Moe & Jack (Retail)	12,480	185,827
Performance Food Group Co. * (Food)	8,580	243,415
Pericom Semiconductor Corp. * (Semiconductors)	6,240	49,733
Phillips-Van Heusen Corp. (Apparel)	5,070	164,268
Phoenix Technologies, Ltd. * (Software)	5,850	36,621
Photon Dynamics, Inc. * (Electronics)	2,340	42,775
Photronics, Inc. * (Semiconductors)	9,750	146,835
Piedmont Natural Gas Co., Inc. (Gas)	17,940	433,430
Pinnacle Entertainment, Inc. * (Entertainment)	9,360	231,286
Piper Jaffray * (Diversified Financial Services)	4,680	189,072
Planar Systems, Inc. * (Electronics)	3,510	29,379
Playtex Products Inc. * (Household Products/Wares)	8,580	117,288
PolyOne Corp. * (Chemicals)	21,450	137,924
Pope & Talbot, Inc. (Forest Products & Paper)	3,900	32,487
Power Integrations, Inc. * (Semiconductors)	3,120	74,287
Presidential Life Corp. (Insurance)	5,070	96,533

See accompanying notes to the financial statements.

63

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

ProAssurance Corp. * (Insurance)	3,510	$170,726
Progress Software Corp. * (Software)	3,900	110,682
Prosperity Bancshares, Inc. (Banks)	1,560	44,834
Provident Bankshares Corp. (Banks)	7,800	263,406
Quaker Chemical Corp. (Chemicals)	2,340	44,998
Quanex Corp. (Metal Fabricate/Hardware)	5,850	292,325
Quiksilver, Inc. * (Apparel)	11,310	156,530
Radiant Systems, Inc. * (Computers)	3,510	42,682
RadiSys Corp. * (Computers)	4,680	81,151
Ralcorp Holdings, Inc. * (Food)	2,340	93,389
RARE Hospitality International, Inc. * (Retail)	2,730	82,965
Red Robin Gourmet Burgers, Inc. * (Retail)	1,950	99,372
Regal-Beloit Corp. (Hand/Machine Tools)	7,020	248,508
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	10,140	161,733
RehabCare Group, Inc. * (Healthcare-Services)	1,950	39,390
Reliance Steel & Aluminum Co. (Iron/Steel)	6,630	405,225
Republic Bancorp, Inc. (Banks)	17,550	208,845
Rewards Network, Inc. * (Commercial Services)	2,340	14,976
RLI Corp. (Insurance)	1,950	97,247
Robbins & Myers, Inc. (Machinery-Diversified)	2,730	55,556
Rock-Tenn Co. (Forest Products & Paper)	7,410	101,147
Rogers Corp. * (Electronics)	1,950	76,401
Roper Industries, Inc. (Miscellaneous Manufacturing)	10,920	431,448
RTI International Metals, Inc. * (Mining)	3,510	133,205
Rudolph Technologies, Inc. * (Semiconductors)	2,340	30,139
Russ Berrie & Co., Inc. (Household Products/Wares)	2,730	31,177
Russell Corp. (Apparel)	7,800	104,988
Ryan’s Restaurant Group, Inc. * (Retail)	9,750	117,585
Ryerson Tull, Inc. (Iron/Steel)	5,850	142,272
Sanderson Farms, Inc. (Food)	1,560	47,627
Savient Pharmaceuticals, Inc. * (Biotechnology)	8,580	32,089
SBS Technologies, Inc. * (Electronics)	3,510	35,346
School Specialty, Inc. * (Retail)	3,120	113,693
Schulman (A.), Inc. (Chemicals)	7,020	151,070
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,510	86,978
SCPIE Holdings, Inc. * (Insurance)	2,340	48,672
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,730	185,913
Secure Computing Corp. * (Internet)	5,460	66,940
Selective Insurance Group, Inc. (Insurance)	6,630	352,053
SERENA Software, Inc. * (Software)	2,730	63,991
Shaw Group, Inc. * (Engineering & Construction)	7,800	226,902
Shurgard Storage Centers, Inc.—Class A (REIT)	10,920	619,272
Skyline Corp. (Home Builders)	1,560	56,784
SkyWest, Inc. (Airlines)	5,460	146,656
Skyworks Solutions, Inc. * (Semiconductors)	36,660	186,599
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	4,680	164,268
Sonic Automotive, Inc. (Retail)	7,020	156,406
Sourcecorp * (Commercial Services)	3,510	84,170
South Financial Group, Inc. (Banks)	17,160	472,586
South Jersey Industries, Inc. (Gas)	6,630	193,198
Southern Union Co. * (Gas)	9,750	230,393
Southwest Gas Corp. (Gas)	8,970	236,808
Sovran Self Storage, Inc. (REIT)	3,900	183,183
Spectrum Brands, Inc. * (Household Products/Wares)	5,070	102,972
Spherion Corp. * (Commercial Services)	14,040	140,540
SPSS, Inc. * (Software)	2,340	72,376
Stage Stores, Inc. (Retail)	6,240	185,827
Standard Microsystems Corp. * (Semiconductors)	2,730	78,324
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,730	25,198
Standard Pacific Corp. (Home Builders)	15,990	588,433
Standard Register Co. (Household Products/Wares)	3,120	49,327
Standex International Corp. (Miscellaneous Manufacturing)	2,730	75,785
StarTek, Inc. (Commercial Services)	2,730	49,140
Steel Technologies, Inc. (Iron/Steel)	2,730	76,413
Stein Mart, Inc. (Retail)	3,120	56,628
Sterling Bancshares, Inc. (Banks)	5,070	78,281
Sterling Financial Corp.—Spokane (Savings & Loans)	8,190	204,586
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	6,630	140,092
Stewart Information Services Corp. (Insurance)	4,290	208,794
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	5,070	35,541
Superior Industries International, Inc. (Auto Parts & Equipment)	5,460	121,540
Supertex, Inc. * (Semiconductors)	1,560	69,030
Susquehanna Bancshares, Inc. (Banks)	10,920	258,586
SWS Group, Inc. (Diversified Financial Services)	3,510	73,499
Symmetricom, Inc. * (Telecommunications)	10,920	92,492
Technitrol, Inc. (Electronics)	9,360	160,056
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,120	90,792
Tetra Tech, Inc. * (Environmental Control)	7,020	110,003
TETRA Technologies, Inc. * (Oil & Gas Services)	4,290	130,931
Texas Industries, Inc. (Building Materials)	5,460	272,126
The Cato Corp.—Class A (Retail)	7,410	158,945
The Finish Line, Inc.—Class A (Retail)	5,070	88,319
The Great Atlantic & Pacific Tea Co., Inc. * (Food)	4,290	136,336
The Men’s Wearhouse, Inc. * (Retail)	7,020	206,669
The Steak n Shake Co. * (Retail)	2,730	46,274
The Stride Rite Corp. (Apparel)	8,580	116,345
Theragenics Corp. * (Pharmaceuticals)	7,410	22,378
Thomas Nelson, Inc. (Media)	2,730	67,295
THQ, Inc. * (Software)	14,820	353,457
Tollgrade Communications, Inc. * (Telecommunications)	3,120	34,102
Toro Co. (Housewares)	3,510	153,633
Town & Country Trust (REIT)	1,170	39,558
Tredegar Corp. (Miscellaneous Manufacturing)	6,630	85,461
TreeHouse Foods, Inc. * (Food)	3,120	58,406
Triarc Cos., Inc. (Retail)	5,070	75,290
Trimble Navigation, Ltd. * (Electronics)	5,070	179,933
Triumph Group, Inc. * (Aerospace/Defense)	3,510	128,501
TrustCo Bank Corp. NY (Banks)	17,550	217,971
UGI Corp. (Gas)	24,570	506,142
UICI (Insurance)	8,190	290,827
UIL Holdings Corp. (Electric)	3,120	143,489
Ultratech Stepper, Inc. * (Semiconductors)	3,900	64,038
Umpqua Holdings Corp. (Banks)	4,290	122,394
Unisource Energy Corp. (Electric)	8,190	255,528
United Bankshares, Inc. (Banks)	8,580	302,359
United Fire & Casualty Co. (Insurance)	2,340	94,606
United Natural Foods, Inc. * (Food)	3,510	92,664
United Stationers, Inc. * (Distribution/Wholesale)	7,410	359,385
Universal Forest Products, Inc. (Building Materials)	1,950	107,738
URS Corp. * (Engineering & Construction)	5,460	205,351
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,340	78,296
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,290	188,459
Veeco Instruments, Inc. * (Semiconductors)	4,290	74,346
Veritas DGC, Inc. * (Oil & Gas Services)	8,190	290,663
Viad Corp. (Commercial Services)	5,070	148,703
ViaSat, Inc. * (Telecommunications)	1,950	52,124
Viasys Healthcare, Inc. * (Healthcare-Products)	4,680	120,276
Vicor Corp. (Electrical Components & Equipment)	3,120	49,327
Vintage Petroleum, Inc. (Oil & Gas)	8,190	436,773
Vital Signs, Inc. (Healthcare-Products)	780	33,400
Volt Information Sciences, Inc. * (Commercial Services)	1,950	37,089

See accompanying notes to the financial statements.

64

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Wabash National Corp. (Auto Manufacturers)	7,410	$141,161
Watsco, Inc. (Distribution/Wholesale)	3,120	186,607
Watson Wyatt & Co. Holdings (Commercial Services)	3,120	87,048
Watts Industries, Inc.—Class A (Electronics)	5,850	177,197
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,090	143,266
WD-40 Co. (Household Products/Wares)	1,560	40,966
Wellman, Inc. (Chemicals)	3,900	26,442
Whitney Holding Corp. (Banks)	14,820	408,439
WMS Industries, Inc. * (Leisure Time)	3,120	78,281
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	3,510	17,761
Wolverine World Wide, Inc. (Apparel)	7,020	157,669
Woodward Governor Co. (Electronics)	1,560	134,176
X-Rite, Inc. (Electronics)	2,730	27,300
Zale Corp. * (Retail)	11,310	284,446
Zenith National Insurance Corp. (Insurance)	3,900	179,868

TOTAL COMMON STOCKS
(Cost $51,941,341)		62,838,614

TOTAL INVESTMENT SECURITIES
(Cost $51,941,341)—100.0%		62,838,614
Net other assets (liabilities)— (NM)		(19,069)

NET ASSETS—100.0%		$62,819,545

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	2.0%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.9%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.2%
Banks	6.6%
Biotechnology	0.6%
Building Materials	2.2%
Chemicals	1.9%
Coal	0.7%
Commercial Services	4.3%
Computers	1.3%
Distribution/Wholesale	2.7%
Diversified Financial Services	0.5%
Electric	2.6%
Electrical Components & Equipment	1.1%
Electronics	4.6%
Engineering & Construction	1.2%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.9%
Forest Products & Paper	1.1%
Gas	5.2%
Hand/Machine Tools	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.2%
Home Builders	1.8%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Housewares	0.4%
Insurance	3.6%
Internet	0.4%
Iron/Steel	2.3%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	3.1%
Media	0.1%
Metal Fabricate/Hardware	2.5%
Mining	0.6%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.1%
Office/Business Equipment	0.1%
Oil & Gas	0.9%
Oil & Gas Services	2.3%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	5.5%
Retail	7.1%
Saving & Loans	2.0%
Semiconductors	3.4%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

65

PROFUNDS VP ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $51,941,341)	$62,838,614
Segregated cash balances with brokers for futures contracts	5,872
Dividends and interest receivable	73,009
Receivable for investments sold	2,859,201
Receivable for capital shares issued	437,410
Prepaid expenses	423

Total Assets	66,214,529

Liabilities:
Cash overdraft	598,751
Payable for investments purchased	74,781
Payable for capital shares redeemed	2,585,144
Variation margin on futures contracts	1,200
Advisory fees payable	44,384
Management services fees payable	8,877
Administration fees payable	2,424
Administrative services fees payable	29,689
Distribution fees payable	15,226
Trustee fees payable	166
Transfer agency fees payable	1,893
Fund accounting fees payable	2,517
Compliance services fees payable	872
Other accrued expenses	29,060

Total Liabilities	3,394,984

Net Assets	$62,819,545

Net Assets consist of:
Capital	$55,395,461
Accumulated net realized gains (losses) on investments	(3,470,052)
Net unrealized appreciation (depreciation) on investments	10,894,136

Net Assets	$62,819,545

Shares of Beneficial Interest Outstanding	1,910,779

Net Asset Value (offering and redemption price per share)	$32.88

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$962,622
Interest	7,350

Total Investment Income	969,972

Expenses:
Advisory fees	598,863
Management services fees	119,773
Administration fees	25,837
Transfer agency fees	26,653
Administrative services fees	393,029
Distribution fees	199,595
Custody fees	62,424
Fund accounting fees	39,265
Trustee fees	1,078
Compliance services fees	1,734
Other fees	47,693
Recoupment of prior expenses reimbursed by the Advisor	5,000

Total Expenses	1,520,944

Net Investment Income (Loss)	(550,972)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	12,746,534
Net realized gains (losses) on futures contracts	9,781
Change in net unrealized appreciation/depreciation on investments	(13,223,946)

Net Realized and Unrealized Gains (Losses) on Investments	(467,631)

Change in Net Assets Resulting from Operations	$(1,018,603)

See accompanying notes to the financial statements.

66

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(550,972)	$(528,656)
Net realized gains (losses) on investments	12,756,315	(2,491,022)
Change in net unrealized appreciation/depreciation on investments	(13,223,946)	11,357,280

Change in net assets resulting from operations	(1,018,603)	8,337,602

Distributions to Shareholders From:
Net realized gains on investments	(4,465,862)	(3,843,186)

Change in net assets resulting from distributions	(4,465,862)	(3,843,186)

Capital Transactions:
Proceeds from shares issued	439,417,378	894,016,575
Dividends reinvested	4,465,862	3,843,186
Cost of shares redeemed	(554,740,984)	(870,366,455)

Change in net assets resulting from capital transactions	(110,857,744)	27,493,306

Change in net assets	(116,342,209)	31,987,722
Net Assets:
Beginning of period	179,161,754	147,174,032

End of period	$62,819,545	$179,161,754

Share Transactions:
Issued	13,333,614	28,993,328
Reinvested	134,271	121,620
Redeemed	(16,898,927)	(28,852,967)

Change in shares	(3,431,042)	261,981

See accompanying notes to the financial statements.

67

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	1.59 (c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$32.88	$33.54	$28.97	$21.51

Total Return	4.00%	20.12%	34.68%	(28.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.91%	1.95%	2.08%	2.45%
Net expenses (e)	1.91%	1.95%	1.98%	1.98%
Net investment income (loss) (e)	(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate (f)	573%	819%	906%	1,253	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

68

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. 1 For the year ended December 31, 2005, the Fund had a total return of 7.54%, 2 compared to a return of 9.27% 3, 5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Growth Index outperformed its large cap counterpart, the S&P 500/Citigroup Growth Index. This outperformance was due, in part, to an underweight in the weak Technology sector and an overweight in the strong Energy sector. This outperformance was offset somewhat by an overweight in the Industrials sector, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Cal Dive International, Cerner, and Global Payments, while the bottom three performers were NVR, Cimarex Energy, and Landstar System.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	3 Year	Since Inception(5/1/02)

ProFund VP Small-Cap Growth	7.54%	20.06%	8.44%

S&P SmallCap 600/Citigroup Growth Index	9.27%	22.41%	11.15%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

69

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Growth - Sector Composition
% of Index

Basic Materials	0.90%
Communications	4.11%
Consumer, Cyclical	19.26%
Consumer, Non-cyclical	24.12%
Diversified	0.00%
Energy	12.08%
Financial	11.14%
Industrial	15.83%
Technology	11.83%
Utilities	0.73%

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.1%)
	Shares	Value

4Kids Entertainment, Inc. * (Media)	4,722	$74,088
A.S.V., Inc. * (Auto Manufacturers)	12,592	314,548
Aaron Rents, Inc. (Commercial Services)	14,166	298,619
Administaff, Inc. (Commercial Services)	6,296	264,747
ADVO, Inc. (Advertising)	22,036	620,974
Aeroflex, Inc. * (Telecommunications)	20,462	219,967
Albany International Corp.—Class A (Machinery-Diversified)	9,444	341,495
Alpharma, Inc. (Pharmaceuticals)	9,444	269,248
Altiris, Inc. * (Software)	11,018	186,094
AMCOL International Corp. (Mining)	7,870	161,492
Amedisys, Inc. * (Healthcare-Services)	11,018	465,400
American Healthways, Inc. * (Healthcare-Services)	23,610	1,068,353
American Medical Systems Holdings, Inc. * (Healthcare-Products)	50,368	898,061
AMERIGROUP Corp. * (Healthcare-Services)	37,776	735,121
AmSurg Corp. * (Healthcare-Services)	22,036	503,743
Analogic Corp. (Electronics)	4,722	225,948
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	6,296	191,021
ANSYS, Inc. * (Software)	23,610	1,007,911
AptarGroup, Inc. (Miscellaneous Manufacturing)	9,444	492,977
Arbitron, Inc. (Commercial Services)	22,036	836,927
Arctic Cat, Inc. (Leisure Time)	4,722	94,723
Armor Holdings, Inc. * (Aerospace/Defense)	11,018	469,918
ArQule, Inc. * (Biotechnology)	11,018	67,430
ArthroCare Corp. * (Healthcare-Products)	17,314	729,612
ATMI, Inc. * (Semiconductors)	9,444	264,149
Atwood Oceanics, Inc. * (Oil & Gas)	4,722	368,458
Avid Technology, Inc. * (Software)	11,018	603,346
Aztar Corp. * (Lodging)	14,166	430,505
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	15,740	220,360
BankUnited Financial Corp.—Class A (Savings & Loans)	7,870	209,106
Bel Fuse, Inc.—Class B (Electronics)	3,148	100,106
Biolase Technology, Inc. (Healthcare-Products)	17,314	138,339
Biosite Diagnostics, Inc. * (Healthcare-Products)	12,592	708,804
Black Box Corp.(Telecommunications)	4,722	223,728
Blue Coat Systems, Inc. * (Internet)	4,722	215,890
Boston Private Financial Holdings, Inc. (Banks)	14,166	430,930
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	9,444	89,718
Brady Corp.—Class A (Electronics)	14,166	512,526
Building Materials Holding Corp. (Distribution/Wholesale)	4,722	322,088
Cabot Oil & Gas Corp. (Oil & Gas)	34,628	1,561,723
CACI International, Inc.—Class A * (Computers)	22,036	1,264,427
Cal Dive International, Inc. * (Oil & Gas Services)	56,664	2,033,670
CARBO Ceramics, Inc. (Oil & Gas Services)	14,166	800,662
Carreker Corp. * (Computers)	6,296	31,417
Cash America International, Inc. (Retail)	7,870	182,505
Catapult Communications Corp. * (Computers)	4,722	69,838
CCE Spinco, Inc. * (Commercial Services)	14,166	185,575
CEC Entertainment, Inc. * (Retail)	25,184	857,263
Centene Corp. * (Healthcare-Services)	31,480	827,609
Central Pacific Financial Corp. (Banks)	11,018	395,767
Ceradyne, Inc. * (Miscellaneous Manufacturing)	18,888	827,294
Cerner Corp. * (Software)	22,036	2,003,293
Champion Enterprises, Inc. * (Home Builders)	17,314	235,817
Checkpoint Systems, Inc. * (Electronics)	11,018	271,594
Christopher & Banks Corp. (Retail)	25,184	472,956
Cimarex Energy Co. * (Oil & Gas)	59,812	2,572,514
Clarcor, Inc. (Miscellaneous Manufacturing)	15,740	467,635
Cleveland-Cliffs, Inc. (Iron/Steel)	7,870	697,046
CNS, Inc. (Household Products/Wares)	11,018	241,404
Cognex Corp. (Machinery-Diversified)	14,166	426,255
Cohu, Inc. (Semiconductors)	4,722	107,992
Coinstar, Inc. * (Commercial Services)	20,462	467,147
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	9,444	318,924
Comtech Telecommunications Corp. * (Telecommunications)	14,166	432,629
CONMED Corp. * (Healthcare-Products)	7,870	186,204
Connetics Corp. * (Pharmaceuticals)	25,184	363,909
Cooper Cos., Inc. (Healthcare-Products)	31,480	1,614,924
Cost Plus, Inc. * (Retail)	7,870	134,971
Cross Country Healthcare, Inc. * (Commercial Services)	9,444	167,914
CryoLife, Inc. * (Biotechnology)	6,296	21,029
Curtiss-Wright Corp (Aerospace/Defense)	15,740	859,404
Cyberonics, Inc. * (Healthcare-Products)	9,444	305,041
Cymer, Inc. * (Electronics)	12,592	447,142
Daktronics, Inc. (Electronics)	11,018	325,802

See accompanying notes to the financial statements.

70

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Delta & Pine Land Co. (Agriculture)	26,758	$615,702
Deltic Timber Corp. (Forest Products & Paper)	3,148	163,255
Dendrite International, Inc. * (Software)	31,480	453,627
Diagnostic Products Corp. (Healthcare-Products)	17,314	840,595
Digital Insight Corp. * (Internet)	25,184	806,392
Dime Community Bancshares, Inc. (Savings & Loans)	9,444	137,977
Dionex Corp. * (Electronics)	14,166	695,267
DJ Orthopedics, Inc. * (Healthcare-Products)	6,296	173,644
Downey Financial Corp. (Savings & Loans)	7,870	538,228
Dress Barn, Inc. * (Retail)	7,870	303,861
Drew Industries, Inc. * (Building Materials)	3,148	88,742
Drill-Quip, Inc. * (Oil & Gas Services)	3,148	148,586
DRS Technologies, Inc. (Aerospace/Defense)	9,444	485,610
DSP Group, Inc. * (Semiconductors)	12,592	315,556
East-West Bancorp, Inc. (Banks)	40,924	1,493,316
EDO Corp. (Aerospace/Defense)	6,296	170,370
eFunds Corp. * (Software)	33,054	774,786
ElkCorp (Building Materials)	6,296	211,923
Engineered Support Systems, Inc. (Aerospace/Defense)	29,906	1,245,285
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	15,740	424,193
Enzo Biochem, Inc. * (Biotechnology)	11,018	136,844
EPIQ Systems, Inc. * (Software)	9,444	175,092
Essex Property Trust, Inc. (REIT)	6,296	580,491
Ethan Allen Interiors, Inc. (Home Furnishings)	9,444	344,989
FactSet Research Systems, Inc. (Computers)	25,184	1,036,573
FEI Co. * (Electronics)	9,444	181,041
Fidelity Bankshares, Inc. (Savings & Loans)	9,444	308,819
Filenet Corp. * (Software)	14,166	366,191
Financial Federal Corp. (Diversified Financial Services)	7,870	349,822
First Midwest Bancorp, Inc. (Banks)	14,166	496,660
First Republic Bank (Banks)	7,870	291,269
FirstFed Financial Corp. * (Savings & Loans)	6,296	343,258
Flagstar Bancorp, Inc. (Savings & Loans)	25,184	362,649
FLIR Systems, Inc. * (Electronics)	50,368	1,124,718
Florida Rock Industries, Inc. (Building Materials)	22,036	1,081,087
Forward Air Corp. (Transportation)	22,036	807,619
Fossil, Inc. * (Household Products/Wares)	34,628	744,848
Franklin Bank Corp.Houston * (Savings & Loans)	4,722	84,949
Fremont General Corp. (Banks)	47,220	1,096,921
Frontier Oil Corp. (Oil & Gas)	40,924	1,535,878
G & K Services, Inc. (Textiles)	6,296	247,118
Gardner Denver, Inc. * (Machinery-Diversified)	7,870	387,991
GenCorp, Inc. * (Aerospace/Defense)	39,350	698,463
General Communication, Inc.—Class A * (Telecommunications)	22,036	227,632
Genesco, Inc. * (Retail)	15,740	610,555
Gevity HR, Inc. (Commercial Services)	4,722	121,450
Glacier Bancorp, Inc. (Banks)	12,592	378,390
Global Imaging Systems, Inc. * (Office/Business Equipment)	11,018	381,553
Global Payments, Inc. (Software)	47,220	2,200,924
Gold Banc Corp., Inc. (Banks)	12,592	229,426
Greatbatch, Inc. * (Electrical Components & Equipment)	15,740	409,397
Guitar Center, Inc. * (Retail)	18,888	944,589
Gymboree Corp. * (Apparel)	7,870	184,158
Haemonetics Corp. * (Healthcare-Products)	12,592	615,245
Hansen Natural Corp. * (Beverages)	9,444	744,282
Harland (John H.) Co. (Household Products/Wares)	14,166	532,642
Harmonic, Inc. * (Telecommunications)	15,740	76,339
Headwaters, Inc. * (Energy-Alternate Sources)	29,906	1,059,869
Healthcare Services Group, Inc. (Commercial Services)	7,870	162,988
Heartland Express, Inc. (Transportation)	33,054	670,666
Heidrick & Struggles International, Inc. * (Commercial Services)	4,722	151,340
Hibbett Sporting Goods, Inc. * (Retail)	25,184	717,240
Hilb, Rogal, & Hobbs Co. (Insurance)	25,184	969,836
Hologic, Inc. * (Healthcare-Products)	15,740	596,861
Hot Topic, Inc. * (Retail)	33,054	471,020
Hudson United Bancorp (Banks)	12,592	524,835
Hydril * (Oil & Gas Services)	14,166	886,792
Hyperion Solutions Corp. * (Software)	23,610	845,710
ICU Medical, Inc. * (Healthcare-Products)	9,444	370,299
IDEX Corp. (Machinery-Diversified)	17,314	711,779
IDEXX Laboratories, Inc. * (Healthcare-Products)	23,610	1,699,448
IHOP Corp. (Retail)	6,296	295,345
Immucor, Inc. * (Healthcare-Products)	33,054	772,141
Infospace, Inc. * (Internet)	9,444	243,844
Insituform Technologies, Inc.—Class A * (Engineering & Construction)	9,444	182,930
Integra LifeSciences Holdings * (Biotechnology)	12,592	446,512
Inter-Tel, Inc. (Software)	7,870	154,016
Intermagnetics General Corp. * (Electrical Components & Equipment)	11,018	351,474
Internet Security Systems, Inc. * (Internet)	28,332	593,555
Intrado, Inc. * (Telecommunications)	12,592	289,868
Invacare Corp. (Healthcare-Products)	11,018	346,957
Investment Technology Group, Inc. * (Diversified Financial Services)	29,906	1,059,868
iPayment Holdings, Inc. * (Commercial Services)	9,444	392,115
Irwin Financial Corp. (Banks)	6,296	134,860
Itron, Inc. * (Electronics)	9,444	378,138
J & J Snack Foods Corp. (Food)	1,574	93,511
J. Jill Group, Inc. * (Retail)	6,296	119,813
J2 Global Communications, Inc. * (Internet)	17,314	740,000
Jack in the Box, Inc. * (Retail)	15,740	549,798
JDA Software Group, Inc. * (Software)	9,444	160,642
JLG Industries, Inc. (Machinery-Construction & Mining)	17,314	790,557
Jos.A.Bank Clothiers, Inc. * (Retail)	6,296	273,309
K-Swiss, Inc.—Class A (Apparel)	18,888	612,727
Kensey Nash Corp. * (Healthcare-Products)	7,870	173,376
Kilroy Realty Corp. (REIT)	7,870	487,153
Kirby Corp. * (Transportation)	11,018	574,809
Knight Transportation, Inc. (Transportation)	39,350	815,726
Komag, Inc. * (Computers)	22,036	763,768
Kopin Corp. * (Semiconductors)	23,610	126,314
Kronos, Inc. * (Computers)	23,610	988,315
Labor Ready, Inc. * (Commercial Services)	18,888	393,248
Landry’s Restaurants, Inc. (Retail)	6,296	168,166
Landstar System, Inc. (Transportation)	42,498	1,773,866
Laserscope * (Healthcare-Products)	7,870	176,760
LCA-Vision, Inc. (Healthcare-Products)	7,870	373,904
Lindsay Manufacturing Co. (Machinery-Diversified)	4,722	90,804
Littelfuse, Inc. * (Electrical Components & Equipment)	6,296	171,566
Lone Star Technologies, Inc. * (Oil & Gas Services)	9,444	487,877
M.D.C.Holdings, Inc. (Home Builders)	23,610	1,463,348
M/I Schottenstein Homes, Inc. (Home Builders)	4,722	191,808
Macdermid, Inc. (Chemicals)	7,870	219,573
MAF Bancorp, Inc. (Savings & Loans)	7,870	325,661
Manhattan Associates, Inc. * (Computers)	20,462	419,062
Manitowoc Co. (Machinery-Diversified)	11,018	553,324
ManTech International Corp.—Class A * (Software)	12,592	350,813
MarineMax, Inc. * (Retail)	6,296	198,765
Massey Energy Co. (Coal)	20,462	774,896
Maverick Tube Corp. * (Oil & Gas Services)	15,740	627,396
Maximus, Inc. (Commercial Services)	7,870	288,750
Meade Instruments Corp. * (Electronics)	4,722	12,891
Medicis Pharmaceutical Corp. (Pharmaceuticals)	39,350	1,261,168
Mentor Corp. (Healthcare-Products)	26,758	1,233,009

See accompanying notes to the financial statements.

71

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Mercury Computer Systems, Inc. * (Computers)	15,740	$324,716
Merit Medical Systems, Inc. * (Healthcare-Products)	18,888	229,300
Meritage Homes Corp. * (Home Builders)	17,314	1,089,397
Mesa Air Group, Inc. * (Airlines)	11,018	115,248
MGI Pharma, Inc. * (Pharmaceuticals)	26,758	459,167
Micros Systems, Inc. * (Computers)	15,740	760,557
Microsemi Corp. * (Semiconductors)	22,036	609,515
Midas, Inc. * (Commercial Services)	3,148	57,797
MIVA, Inc. * (Internet)	20,462	101,287
Mobile Mini, Inc. * (Storage/Warehousing)	6,296	298,430
Moog, Inc.—Class A * (Aerospace/Defense)	11,018	312,691
Movie Gallery, Inc. (Retail)	18,888	105,962
MRO Software, Inc. * (Software)	6,296	88,396
MTS Systems Corp. (Computers)	6,296	218,093
Multimedia Games, Inc. * (Leisure Time)	18,888	174,714
Napster, Inc. * (Software)	9,444	33,243
Nara Bancorp, Inc. (Banks)	14,166	251,871
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	3,148	56,916
NBTY, Inc. * (Pharmaceuticals)	40,924	665,015
NDCHealth Corp. * (Software)	7,870	151,340
NETGEAR, Inc. * (Telecommunications)	15,740	302,995
New Century Financial Corp. (REIT)	22,036	794,838
New Jersey Resources Corp. (Gas)	9,444	395,609
Novatel Wireless, Inc. * (Telecommunications)	9,444	114,367
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	17,314	261,961
NS Group, Inc. * (Metal Fabricate/Hardware)	4,722	197,427
NVR, Inc. * (Home Builders)	3,148	2,209,895
Oceaneering International, Inc. * (Oil & Gas Services)	12,592	626,830
Odyssey Healthcare, Inc. * (Healthcare-Services)	25,184	469,430
Offshore Logistics, Inc. * (Transportation)	7,870	229,804
Old Dominion Freight Line, Inc. * (Transportation)	9,444	254,799
OM Group, Inc. * (Chemicals)	9,444	177,169
On Assignment, Inc. * (Commercial Services)	6,296	68,689
Open Solutions, Inc. * (Software)	9,444	216,456
Oshkosh Truck Corp. (Auto Manufacturers)	28,332	1,263,324
P.F. Chang’s China Bistro, Inc. * (Retail)	18,888	937,411
Panera Bread Co.—Class A * (Retail)	22,036	1,447,323
Papa John’s International, Inc. * (Retail)	7,870	466,770
PAREXEL International Corp. * (Commercial Services)	6,296	127,557
Paxar Corp. * (Electronics)	9,444	185,386
Pediatrix Medical Group, Inc. * (Healthcare-Services)	17,314	1,533,501
Peet’s Coffee & Tea, Inc. * (Beverages)	9,444	286,625
Penn Virginia Corp. (Oil & Gas)	14,166	813,128
Petroleum Development * (Oil & Gas)	12,592	419,817
Pharmaceutical Product Development, Inc. (Commercial Services)	36,202	2,242,714
Philadelphia Consolidated Holding Corp. * (Insurance)	12,592	1,217,521
Phillips-Van Heusen Corp. (Apparel)	11,018	356,983
Photon Dynamics, Inc. * (Electronics)	4,722	86,318
Playtex Products Inc. * (Household Products/Wares)	18,888	258,199
Polaris Industries, Inc. (Leisure Time)	29,906	1,501,281
PolyMedica Corp. (Healthcare-Products)	17,314	579,500
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	11,018	511,676
Possis Medical, Inc. * (Healthcare-Products)	12,592	125,290
Power Integrations, Inc. * (Semiconductors)	12,592	299,816
Pre-Paid Legal Services, Inc. (Commercial Services)	7,870	300,713
PrivateBancorp, Inc. (Banks)	12,592	447,897
ProAssurance Corp. * (Insurance)	12,592	612,475
Progress Software Corp. * (Software)	17,314	491,371
Prosperity Bancshares, Inc. (Banks)	11,018	316,657
Quality Systems Inc. (Software)	6,296	483,281
Quiksilver, Inc. * (Apparel)	50,368	697,094
Radiant Systems, Inc. * (Computers)	6,296	76,559
Ralcorp Holdings, Inc. * (Food)	14,166	565,366
RARE Hospitality International, Inc. * (Retail)	15,740	478,339
Red Robin Gourmet Burgers, Inc. * (Retail)	4,722	240,633
RehabCare Group, Inc. * (Healthcare-Services)	6,296	127,179
Remington Oil & Gas Corp. * (Oil & Gas)	17,314	631,961
ResMed, Inc. * (Healthcare-Products)	50,368	1,929,597
Respironics, Inc. * (Healthcare-Products)	51,942	1,925,490
Rewards Network, Inc. * (Commercial Services)	7,870	50,368
RLI Corp. (Insurance)	9,444	470,972
Rogers Corp. * (Electronics)	4,722	185,008
Roper Industries, Inc. (Miscellaneous Manufacturing)	28,332	1,119,398
RTI International Metals, Inc. * (Mining)	6,296	238,934
Rudolph Technologies, Inc. * (Semiconductors)	3,148	40,546
Sanderson Farms, Inc. (Food)	6,296	192,217
Savient Pharmaceuticals, Inc. * (Biotechnology)	17,314	64,754
ScanSource, Inc. * (Distribution/Wholesale)	9,444	516,398
School Specialty, Inc. * (Retail)	7,870	286,783
SCP Pool Corp. (Distribution/Wholesale)	37,776	1,406,022
SEACOR SMIT, Inc. * (Oil & Gas Services)	6,296	428,758
Secure Computing Corp. * (Internet)	9,444	115,783
Select Comfort Corp. * (Retail)	25,184	688,782
SERENA Software, Inc. * (Software)	12,592	295,156
SFBC International, Inc. * (Commercial Services)	12,592	201,598
Shaw Group, Inc. * (Engineering & Construction)	33,054	961,541
Shuffle Master, Inc. * (Entertainment)	25,184	633,126
Sierra Health Services, Inc. * (Healthcare-Services)	18,888	1,510,284
Simpson Manufacturing Co., Inc. (Building Materials)	26,758	972,653
SkyWest, Inc. (Airlines)	25,184	676,443
Sonic Corp. * (Retail)	42,498	1,253,690
Sonic Solutions * (Electronics)	17,314	261,615
Southern Union Co. * (Gas)	40,924	967,034
Spectrum Brands, Inc. * (Household Products/Wares)	11,018	223,776
SPSS, Inc. * (Software)	3,148	97,368
St.Mary Land & Exploration Co. (Oil & Gas)	40,924	1,506,412
Standard Microsystems Corp. * (Semiconductors)	6,296	180,632
Stein Mart, Inc. (Retail)	9,444	171,409
Sterling Bancshares, Inc. (Banks)	17,314	267,328
Stone Energy Corp. * (Oil & Gas)	18,888	859,971
Sunrise Assisted Living, Inc. * (Healthcare-Services)	25,184	848,953
Supertex, Inc. * (Semiconductors)	4,722	208,949
SurModics, Inc. * (Healthcare-Products)	11,018	407,556
Swift Energy Co. * (Oil & Gas)	20,462	922,222
Sybron Dental Special, Inc. * (Healthcare-Products)	28,332	1,127,897
Synaptics, Inc. * (Computers)	17,314	428,002
Take-Two Interactive Software, Inc. * (Software)	50,368	891,514
TALX Corp. (Computers)	15,740	719,475
Teledyne Technologies, Inc. * (Aerospace/Defense)	14,166	412,231
Tetra Tech, Inc. * (Environmental Control)	20,462	320,640
TETRA Technologies, Inc. * (Oil & Gas Services)	12,592	384,308
The Children’s Place Retail Stores, Inc. * (Retail)	15,740	777,871
The Finish Line, Inc.—Class A (Retail)	15,740	274,191
The Men’s Wearhouse, Inc. * (Retail)	15,740	463,386
The Nautilus Group, Inc. (Leisure Time)	23,610	440,563
The Steak n Shake Co. * (Retail)	11,018	186,755
Too, Inc. * (Retail)	23,610	666,038
Toro Co. (Housewares)	20,462	895,622
Town & Country Trust (REIT)	9,444	319,302
Tractor Supply Co. * (Retail)	23,610	1,249,913
TreeHouse Foods, Inc. * (Food)	12,592	235,722
Triarc Cos., Inc. (Retail)	23,610	350,609
Trimble Navigation, Ltd. * (Electronics)	23,610	837,919
UCBH Holdings, Inc. (Banks)	67,682	1,210,154
Ultratech Stepper, Inc. * (Semiconductors)	6,296	103,380
Umpqua Holdings Corp. (Banks)	18,888	538,875
Unit Corp. * (Oil & Gas)	33,054	1,818,962
United Fire & Casualty Co. (Insurance)	4,722	190,910

See accompanying notes to the financial statements.

72

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

United Natural Foods, Inc. * (Food)	18,888	$498,643
United Surgical Partners International, Inc. * (Healthcare-Services)	31,480	1,012,082
Universal Forest Products, Inc. (Building Materials)	6,296	347,854
URS Corp. * (Engineering & Construction)	14,166	532,783
USANA Health Sciences, Inc. * (Pharmaceuticals)	7,870	301,893
Valmont Industries, Inc. (Metal Fabricate/Hardware)	4,722	157,998
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	14,166	622,311
Veeco Instruments, Inc. * (Semiconductors)	6,296	109,110
Vertrue, Inc. * (Commercial Services)	6,296	222,438
ViaSat, Inc. * (Telecommunications)	9,444	252,438
Viasys Healthcare, Inc. * (Healthcare-Products)	7,870	202,259
Vicor Corp. (Electrical Components & Equipment)	4,722	74,655
Vintage Petroleum, Inc. (Oil & Gas)	14,166	755,473
Vital Signs, Inc. (Healthcare-Products)	1,574	67,399
W-H Energy Services, Inc. * (Oil & Gas Services)	20,462	676,883
Waste Connections, Inc. * (Environmental Control)	33,054	1,139,040
Watsco, Inc. (Distribution/Wholesale)	7,870	470,705
Watson Wyatt & Co. Holdings (Commercial Services)	20,462	570,890
WD-40 Co. (Household Products/Wares)	6,296	165,333
WebEx Communications, Inc. * (Internet)	25,184	544,730
Websense, Inc. * (Internet)	17,314	1,136,492
Winnebago Industries, Inc. (Home Builders)	23,610	785,741
Wintrust Financial Corp. (Banks)	17,314	950,539
WMS Industries, Inc. * (Leisure Time)	6,296	157,967
Wolverine World Wide, Inc. (Apparel)	18,888	424,224
Woodward Governor Co. (Electronics)	3,148	270,759
World Acceptance Corp. * (Diversified Financial Services)	12,592	358,872
World Fuel Services Corp. (Retail)	20,462	689,979
X-Rite, Inc. (Electronics)	4,722	47,220
Zenith National Insurance Corp. (Insurance)	14,166	653,336

TOTAL COMMON STOCKS
(Cost $165,730,007)		$187,074,732

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $181,075 (Collateralized by $169,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $185,349)	$181,000	181,000

TOTAL REPURCHASE AGREEMENTS
(Cost $181,000)		181,000

TOTAL INVESTMENT SECURITIES
(Cost $165,911,007)—100.2%		187,255,732
Net other assets (liabilities)—(0.2)%		(321,737)

NET ASSETS—100.0%		$186,933,995

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	2.5%
Agriculture	0.3%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.8%
Banks	5.1%
Beverages	0.6%
Biotechnology	0.4%
Building Materials	1.4%
Chemicals	0.2%
Coal	0.4%
Commercial Services	4.1%
Computers	3.8%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.2%
Electrical Components & Equipment	0.5%
Electronics	3.3%
Energy-Alternate Sources	0.6%
Engineering& Construction	0.9%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.8%
Forest Products & Paper	0.1%
Gas	0.7%
Healthcare-Products	10.0%
Healthcare-Services	4.9%
Home Builders	3.2%
Home Furnishings	0.2%
Household Products/Wares	1.2%
Housewares	0.5%
Insurance	2.2%
Internet	2.4%
Iron/Steel	0.4%
Leisure Time	1.3%
Lodging	0.2%
Machinery-Construction& Mining	0.4%
Machinery-Diversified	1.3%
Media	NM
Metal Fabricate/Hardware	0.2%
Mining	0.2%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	3.8%
Pharmaceuticals	2.0%
Real Estate Investment Trust	1.2%
Retail	9.1%
Savings & Loans	1.5%
Semiconductor	1.6%
Software	6.4%
Storage/Warehousing	0.2%
Telecommunications	1.3%
Textiles	0.1%
Transportation	2.7%
Other **	(0.1)%

**	Includes non-equity securities and other net assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

73

PROFUNDS VP ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $165,730,007)	$187,074,732
Repurchase agreements, at cost	181,000

Total Investments	187,255,732
Cash	618
Segregated cash balances with brokers for futures contracts	5,871
Dividends and interest receivable	178,339
Receivable for capital shares issued	53,098
Prepaid expenses	494

Total Assets	187,494,152

Liabilities:
Payable for investments purchased	216,904
Variation margin on futures contracts	1,200
Advisory fees payable	124,610
Management services fees payable	24,922
Administration fees payable	6,284
Administrative services fees payable	80,561
Distribution fees payable	42,780
Trustee fees payable	467
Transfer agency fees payable	4,610
Fund accounting fees payable	6,573
Compliance services fees payable	2,448
Other accrued expenses	48,798

Total Liabilities	560,157

Net Assets	$186,933,995

Net Assets consist of:
Capital	$160,497,845
Accumulated net realized gains (losses) on investments	5,094,562
Net unrealized appreciation (depreciation) on investments	21,341,588

Net Assets	$186,933,995

Shares of Beneficial Interest Outstanding	4,818,235

Net Asset Value (offering and redemption price per share)	$38.80

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,142,521
Interest	13,262

Total Investment Income	1,155,783

Expenses:
Advisory fees	1,049,119
Management services fees	209,825
Administration fees	44,771
Transfer agency fees	46,078
Administrative services fees	686,891
Distribution fees	349,680
Custody fees	53,989
Fund accounting fees	65,381
Trustee fees	1,776
Compliance services fees	4,075
Other fees	79,184

Total Expenses	2,590,769

Net Investment Income (Loss)	(1,434,986)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	17,833,359
Net realized gains (losses) on futures contracts	9,806
Change in net unrealized appreciation/depreciation on investments	(12,586,561)

Net Realized and Unrealized Gains (Losses) on Investments	5,256,604

Change in Net Assets Resulting from Operations	$3,821,618

See accompanying notes to the financial statements.

74

PROFUNDS VP ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(1,434,986)	$(1,447,084)
Net realized gains (losses) on investments	17,843,165	(3,498,385)
Change in net unrealized appreciation/depreciation on investments	(12,586,561)	21,369,541

Change in net assets resulting from operations	3,821,618	16,424,072

Distributions to Shareholders From:
Net realized gains on investments	—	(7,453,705)

Change in net assets resulting from distributions	—	(7,453,705)

Capital Transactions:
Proceeds from shares issued	735,345,734	1,136,050,458
Dividends reinvested	—	7,453,705
Cost of shares redeemed	(763,217,057)	(1,094,892,279)

Change in net assets resulting from capital transactions	(27,871,323)	48,611,884

Change in net assets	(24,049,705)	57,582,251
Net Assets:
Beginning of period	210,983,700	153,401,449

End of period	$186,933,995	$210,983,700

Share Transactions:
Issued	19,907,645	34,142,030
Reinvested	—	217,944
Redeemed	(20,937,057)	(33,406,059)

Change in shares	(1,029,412)	953,915

See accompanying notes to the financial statements.

75

PROFUNDS VP ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—	(1.40)	—	—

Net Asset Value, End of Period	$38.80	$36.08	$31.35	$23.34

Total Return	7.54%	19.80%	34.32%	(22.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.85%	1.90%	2.00%	2.20%
Net expenses (d)	1.85%	1.90%	1.98%	1.98%
Net investment income (loss) (d)	(1.03)%	(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate (e)	585%	979%	785%	1,260	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

76

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2005, the Fund had a total return of 19.51%, 1 compared to a return of 19.01% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

In general, Asia/Pacific equity markets saw positive returns in 2005, led by South Korea and India. Other countries represented in the index include Australia, China, Hong Kong, Singapore, and Taiwan. China’s economy continued to expand at a rapid pace, aiding the equity markets of its major trading partners. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Kookmin Bank, PetroChina, and Korea Electric Power, while the bottom three performers were Wipro, Infosys Technologies, and China Petroleum & Chemical.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2005, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Pacific Free Excluding Japan Index may differ significantly.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Asia 30	19.51%	25.15%	12.42%

ProFunds Asia 30 Index	19.01%	25.14%	13.30%

MSCI AC Asia Pacific Free Excluding Japan Index	21.05%	30.55%	19.68%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
 2 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally represenative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

77

PROFUNDS VP
ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Asia 30 - Sector Composition
% of Index

Communications	24.73%
Energy	23.47%
Technology	20.09%
Basic Materials	9.56%
Industrial	7.63%
Financial	7.37%
Utilities	3.88%
Consumer, Cyclical	3.27%

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2005

Common Stocks (98.9%)
	Shares	Value

AU Optronics Corp. (Electronics)	95,676	$1,436,097
BHP Billiton, Ltd. (Mining)	145,390	4,858,934
China Mobile (Hong Kong), Ltd. (Telecommunications)	289,842	6,967,802
China Petroleum and Chemical Corp. (Oil & Gas)	87,703	4,350,069
China Yuchai International, Ltd. (Auto Parts & Equipment)	94,269	738,126
Chunghwa Telecom Co., Ltd. (Telecommunications)	106,463	1,953,596
CNOOC Ltd. (Oil & Gas)	42,679	2,900,892
Creative Technology, Ltd. (Computers)	125,692	1,058,327
Ctrip.com International, Ltd. (Internet)	25,326	1,462,576
Flextronics International, Ltd. * (Electronics)	122,409	1,277,950
Icici Bank, Ltd. (Banks)	74,102	2,134,138
Infosys Technologies, Ltd. (Software)	32,361	2,616,710
Kookmin Bank * (Banks)	43,148	3,223,587
Korea Electric Power Corp. (Electric)	144,452	2,815,369
KT Corp. (Telecommunications)	83,951	1,809,144
LG.Philips LCD Co., Ltd. * (Electronics)	79,261	1,700,940
Nam Tai Electronics, Inc. (Electronics)	50,183	1,129,118
Netease.com, Inc. * (Internet)	22,043	1,237,935
PacificNet Inc. * (Computers)	137,886	933,488
PetroChina Company, Ltd. (Oil & Gas)	119,595	9,802,007
POSCO (Iron/Steel)	42,210	2,089,817
Satyam Computer Services, Ltd. (Software)	53,935	1,973,482
Shanda Interactive Entertainment, Ltd. * (Internet)	35,175	536,067
SINA Corp. * (Internet)	39,396	951,807
SK Telecom Co., Ltd. (Telecommunications)	94,269	1,912,718
Sohu.com, Inc. * (Internet)	61,908	1,135,393
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	406,623	4,029,634
Tommy Hilfiger Corp. * (Apparel)	100,835	1,637,560
United Microelectronics Corp. (Semiconductors)	550,616	1,717,922
Wipro, Ltd. (Software)	189,476	2,264,238

TOTAL COMMON STOCKS(Cost $56,107,586)		72,655,443

Repurchase Agreements (0.6%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $434,181 (Collateralized by $404,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $443,084)	$434,000	434,000

TOTAL REPURCHASE AGREEMENTS (Cost $434,000)		434,000

TOTAL INVESTMENTS SECURITIES (Cost $56,541,586)—99.5%		73,089,443
Net other assets (liabilities)—0.5%		374,499

NET ASSETS —100.0%		$73,463,942

As of 12/31/05, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $940,350)	3	$(9,164)

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Apparel		2.2%
Auto Part & Equipment		1.0%
Banks		7.3%
Computers		2.7%

See accompanying notes to the financial statements.

78

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2005

Electric	3.8%
Electronics	7.5%
Internet	7.2%
Iron/Steel	2.8%
Mining	6.6%
Oil & Gas	23.3%
Semiconductors	7.8%
Software	9.4%
Telecommunications 17.3%
Other **	1.1%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2005:
Australia	6.6%
China	30.5%
Hong Kong	18.4%
India	9.3%
Korea 18.5%
Singapore	3.2%
Taiwan	12.4%
United States **	1.1%

** Includes non-equity securities and net other assets (liabilities).

79

PROFUNDS VP
ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $56,107,586)	$72,655,443
Repurchase agreements, at cost	434,000

Total Investment Securities	73,089,443
Cash	5,393
Segregated cash balances with brokers for futures contracts
51,447
Dividends and interest receivable	188,528
Receivable for capital shares issued	6,443,307
Prepaid expenses	221

Total Assets	79,778,339

Liabilities:
Payable for investments purchased	6,199,092
Payable for capital shares redeemed	327
Variation margin on futures contracts	5,550
Advisory fees payable	40,078
Management services fees payable	8,016
Administration fees payable	2,032
Administrative services fees payable	25,891
Distribution fees payable	14,560
Trustee fees payable	151
Transfer agency fees payable	1,485
Fund accounting fees payable	2,070
Compliance services fees payable	788
Other accrued expenses	14,357

Total Liabilities	6,314,397

Net Assets	$73,463,942

Net Assets consist of:
Capital	$64,977,547
Accumulated net investment income (loss)	427,520
Accumulated net realized gains (losses) on investments	(8,479,818)
Net unrealized appreciation (depreciation) on investments	16,538,693

Net Assets	$73,463,942

Shares of Beneficial Interest Outstanding	1,652,060

Net Asset Value (offering and redemption price per share)	$44.47

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,454,071
Interest	15,156
Foreign tax withholding	(156,953)

Total Investment Income	1,312,274

Expenses:
Advisory fees	352,164
Management services fees	70,433
Administration fees	15,067
Transfer agency fees	15,757
Administrative services fees	226,622
Distribution fees	117,388
Custody fees	10,146
Fund accounting fees	22,006
Trustee fees	534
Compliance services fees	1,316
Other fees	24,787

Total Expenses	856,220

Net Investment Income (Loss)	456,054

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(419,690)
Net realized gains (losses) on futures contracts	50,164
Change in net unrealized appreciation/depreciation on investments	6,711,953

Net Realized and Unrealized Gains (Losses) on Investments	6,342,427

Change in Net Assets Resulting from Operations	$6,798,481

See accompanying notes to the financial statements.

80

PROFUNDS VP
ProFund Asia 30

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$456,054	$110,991
Net realized gains (losses) on investments	(369,526)	(1,793,847)
Change in net unrealized appreciation/depreciation on investments	6,711,953	(1,455,614)

Change in net assets resulting from operations	6,798,481	(3,138,470)

Distributions to Shareholders From:
Net investment income	(139,525)	(115,110)
Net realized gains on investments	—	(1,052,318)

Change in net assets resulting from distributions	(139,525)	(1,167,428)

Capital Transactions:
Proceeds from shares issued	167,904,533	191,436,976
Dividends reinvested	139,525	1,167,428
Cost of shares redeemed	(142,784,562)	(195,891,260)

Change in net assets resulting from capital transactions	25,259,496	(3,286,856)

Change in net assets	31,918,452	(7,592,754)
Net Assets:
Beginning of period	41,545,490	49,138,244

End of period	$73,463,942	$41,545,490

Accumulated net investment income (loss)	$427,520	$110,991

Share Transactions:
Issued	4,141,470	5,172,686
Reinvested	3,212	32,922
Redeemed	(3,606,483)	(5,359,477)

Change in shares	538,199	(153,869)

See accompanying notes to the financial statements.

81

PROFUNDS VP
ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss) (b)	0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	7.27	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—	(1.07)	—	—

Total distributions	(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$44.47	$37.30	$38.76	$23.51

Total Return	19.51%	(0.54)%	64.92%	(21.63)	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.82%	1.86%	1.93%	2.03%
Net expenses (d)	1.82%	1.86%	1.93%	1.98%
Net invesment income (loss) (d)	0.97%	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate (e)	256%	473%	831%	1,321	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

82

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2005, the Fund had a total return of 8.09%, 1 compared to a return of 8.00% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded strong performances in 2005 when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+17.4%), France (+25.7%), and Germany (+25.0%.) After converting into U.S dollar terms, these indices recorded gains of +5.0%, +9.1%, and +8.5%. This reflects the strengthening of the U.S. dollar against the Euro (+14.4%) and the British Pound (+11.3%.) In December, the European Central Bank lifted its benchmark lending rate from 2.00% to 2.25%, their first tightening since 2000. In contrast, the U.S. Federal Reserve increased its Fed-Funds rate by 2.00% in 2005, and the relative change in rates within the two regions assisting in the strengthening of the dollar. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Nokia, Total, and UBS, while the bottom three performers were Vodafone Group, HSBC Holdings, and Novartis.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)

ProFund VP Europe 30	8.09%	19.68%	(0.70)%	0.54%

ProFunds Europe 30 Index	8.00%	19.40%	(0.68)%	0.24%

Dow Jones STOXX 50 Index	8.44%	20.29%	1.48%	4.26%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

83

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	1%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	28.24%
Energy	19.04%
Communications	12.91%
Financial	11.55%
Technology	9.78%
Industrial	7.47%
Consumer, Cyclical	6.91%
Basic Materials	4.10%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Common Stocks (99.6%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	26,628	$3,450,989
ASM Lithography Holding NV * (Semiconductors)	131,872	2,647,990
AstraZeneca PLC (Pharmaceuticals)	84,956	4,128,862
Autoliv, Inc. (Auto Parts & Equipment)	41,844	1,900,554
BP Amoco PLC (Oil & Gas)	126,800	8,143,096
Business Objects S.A. * (Software)	71,008	2,869,433
DaimlerChrysler AG (Auto Manufacturers)	72,276	3,688,244
Elan Corp. PLC * (Pharmaceuticals)	299,248	4,168,525
GlaxoSmithKline PLC (Pharmaceuticals)	115,388	5,824,786
HSBC Holdings PLC (Banks)	83,688	6,734,374
Koninklijke (Royal) Phillips Electronics NV (Electronics)	106,512	3,312,523
Mittal Steel Co. NV—Class A (Iron/Steel)	87,492	2,303,664
Nokia OYJ (Telecommunications)	234,580	4,292,814
Novartis AG (Pharmaceuticals)	112,852	5,922,473
Royal Dutch Shell PLC—Class A (Oil & Gas)	71,008	4,366,282
Royal Dutch Shell PLC—Class B (Oil & Gas)	60,864	3,927,554
Ryanair Holdings PLC * (Airlines)	48,184	2,697,822
Sanofi-Aventis (Pharmaceuticals)	117,924	5,176,864
SAP AG (Software)	78,616	3,543,223
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	60,864	2,360,915
Siemens AG (Miscellaneous Manufacturing)	49,452	4,232,597
STMicroelectronics NV (Semiconductors)	148,356	2,670,408
Telefonaktiebolaget LM Ericsson (Telecommunications)	102,708	3,533,155
Telewest Global, Inc. * (Telecommunications)	101,440	2,416,301
Tenaris S.A. (Iron/Steel)	22,824	2,613,348
Top Tankers, Inc. (Transportation)	115,388	1,419,272
Total Fina SA (Oil & Gas)	50,720	6,411,008
UBS AG (Banks)	53,256	5,067,308
Unilever NV (Food)	41,844	2,872,591
Vodafone Group PLC (Telecommunications)	244,724	5,254,224
Willis Group Holdings, Ltd. (Insurance)	55,792	2,060,956

TOTAL COMMON STOCKS (Cost $91,141,537)		120,012,155

Repurchase Agreements (0.7%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $854,356 (Collateralized by $795,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $871,910)	$854,000	854,000

TOTAL REPURCHASE AGREEMENTS (Cost $854,000)		854,000

TOTAL INVESTMENT SECURITIES (Cost $91,995,537)—100.3%		120,866,155
Net other assets (liabilities)—(0.3)%		(396,844)

NET ASSETS —100.0%		$120,469,311

As of 12/31/05, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $1,064,413)	17	$(14,793)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Airlines	2.2%
Auto Manufacturers	3.1%
Auto Parts & Equipment	1.6%
Banks	9.8%
Electronics	2.7%
Food	2.4%
Healthcare-Products	2.9%
Insurance	1.7%

See accompanying notes to the financial statements.

84

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Iron/Steel	4.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	19.0%
Pharmaceuticals	22.8%
Semiconductors	4.4%
Software	5.3%
Telecommunications	12.9%
Transportation	1.2%
Other **	0.4%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2005:

Finland	3.6%
France	12.0%
Germany	9.5%
Greece	1.2%
Ireland	5.7%
Luxembourg	2.2%
Netherlands	12.9%
Sweden	4.5%
Switzerland	14.2%
United Kingdom	33.8%
United States **	0.4%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

85

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
December 31, 2005

Assets:
Securities, at value (cost $91,141,537)	$120,012,155
Repurchase agreements, at cost	854,000

Total Investment Securities	120,866,155
Cash	9,332
Segregated cash balances with brokers for futures contracts	62,515
Dividends and interest receivable	152,800
Receivable for investments sold	1,135,498
Receivable for capital shares issued	1,495
Prepaid expenses	576

Total Assets	122,228,371

Liabilities:
Payable for capital shares redeemed	1,515,761
Variation margin on futures contracts	7,438
Advisory fees payable	77,897
Management services fees payable	15,579
Administration fees payable	4,116
Administrative services fees payable	57,644
Distribution fees payable	40,405
Trustee fees payable	292
Transfer agency fees payable	2,884
Fund accounting fees payable	4,009
Compliance services fees payable	1,532
Other accrued expenses	31,503

Total Liabilities	1,759,060

Net Assets	$120,469,311

Net Assets consist of:
Capital	$126,446,635
Accumulated net investment income (loss)	492,626
Accumulated net realized gains (losses) on investments	(35,325,775)
Net unrealized appreciation (depreciation) on investments	28,855,825

Net Assets	$120,469,311

Shares of Beneficial Interest Outstanding	4,309,186

Net Asset Value (offering and redemption price per share)	$27.96

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$2,507,311
Interest	103,903
Foreign tax withholding	(192,336)

Total Investment Income	2,418,878

Expenses:
Advisory fees	819,666
Management services fees	163,934
Administration fees	35,194
Transfer agency fees	36,849
Administrative services fees	461,609
Distribution fees	273,222
Custody fees	19,393
Fund accounting fees	51,032
Trustee fees	1,346
Compliance services fees	2,849
Other fees	61,158

Total Expenses	1,926,252

Net Investment Income (Loss)	492,626

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,245,996

Net realized gains (losses) on futures contracts	131,264
Change in net unrealized appreciation/depreciation on investments	(4,494,970)

Net Realized and Unrealized Gains (Losses) on Investments	4,882,290

Change in Net Assets Resulting from Operations	$5,374,916

See accompanying notes to the financial statements.

86

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$492,626	$152,267
Net realized gains (losses) on investments	9,377,260	7,052,588
Change in net unrealized appreciation/depreciation on investments	(4,494,970)	5,325,389

Change in net assets resulting from operations	5,374,916	12,530,244

Distributions to Shareholders From:
Net investment income	(152,267)	(169,354)
Net realized gains on investments	(11,054,508)	(1,132,201)

Change in net assets resulting from distributions	(11,206,775)	(1,301,555)

Capital Transactions:
Proceeds from shares issued	315,882,039	498,061,730
Dividends reinvested	11,206,775	1,301,555
Cost of shares redeemed	(341,395,694)	(512,002,574)

Change in net assets resulting from capital transactions	(14,306,880)	(12,639,289)

Change in net assets	(20,138,739)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$120,469,311	$140,608,050

Accumulated net investment income (loss)	$492,626	$152,267

Share Transactions:
Issued	11,336,131	19,011,252
Reinvested	404,431	47,484
Redeemed	(12,402,581)	(19,776,434)

Change in shares	(662,019)	(717,698)

See accompanying notes to the financial statements.

87

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income(loss) (a)	0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	(2.55)	(0.21)	—	—	—

Total distributions	(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	8.09%	14.32%	38.73%	(25.76)%	(24.14)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses	1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss)	0.45%	0.12%	0.25%	0.33%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

88

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2005, the Fund had a total return of 41.78%, 1 compared to a return of 23.62% for the Index measured in unhedged USD terms or 41.53% as measured in local (yen) terms 2. The U.S. dollar-denominated Nikkei futures contracts held in the fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD depending upon whether the dollar rises or falls in value versus the yen. In 2005, the Fund performed inline with the Index as measured in local (yen) terms and outperformed the Index in unhedged U.S. Dollar terms. The latter occurred primarily because of a decrease in the value of the yen versus the dollar, to which the Fund was generally not exposed. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. dollar-denominated futures contract. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Japanese equities had a very strong year in 2005, as evidenced by the Nikkei 225 index total return of 41.53% in local terms (or 23.62% in U.S. Dollar terms.) The nascent Japanese recovery is now considered to be more stable, as real GDP expanded during each of the four quarters of 2005. Economic indicators suggest that the Japanese economy is pulling out the deflationary period of the last decade, with corporate earnings, consumer price indexes, and employment all increasing over the year. Japanese exporters benefited by the strength of the economies of Japan’s major trading partners, including the United States and countries in the Asian region. The Bank of Japan continued to maintain a zero interest rate policy. This, combined with rising prices, results in negative real interest rates. Many investors considered this accomodative monetary policy beneficial to equity prices. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Softbank, Fanuc, and Fast Retailing, while the bottom three performers were TDK, Kyocera, and Tokyo Electron.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Japan	41.78%	24.58%	9.93%

Nikkei 225 Stock Average - USD terms	23.62%	24.67%	12.75%

Nikkei 225 Stock Average - Local (yen) terms	41.53%	24.54%	10.45%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. Unhedged U.S. dollar performance is calculated by converting U.S. dollars to yen at the beginning of the period and back to dollars at the end of the period. “Local (yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

89

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Japan seeks daily investment results, before fees and expenses that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	92%
Options	8%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Nikkei 225 - Sector Composition
% of Index

Industrial	28.10%
Consumer, Cyclical	22.97%
Consumer, Non-cyclical	13.09%
Financial	9.73%
Communications	9.64%
Technology	8.71%
Basic Materials	6.10%
Energy	1.21%
Utilities	0.45%
Diversified	0.00%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2005

U.S. Government Agency Obligations (77.4%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 3.15%, 1/3/06	$2,191,000	$2,190,616
Federal Farm Credit Bank, 3.15%, 1/3/06	24,957,000	24,952,633
Federal Home Loan Bank, 3.15%, 1/3/06	24,957,000	24,952,633
Federal Home Loan Mortgage Corp., 3.15%, 1/3/06	22,950,000	22,945,983
Federal National Mortgage Association, 3.15%, 1/3/06	24,957,000	24,952,633

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $99,994,498)		99,994,498

Repurchase Agreements (19.2%)
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $24,771,317 (Collateralized by $25,399,000 various U.S. Government Agency Obligations, 3.50% - 4.58%, 10/19/07 - 2/11/10, market value $25,256,435)	24,761,000	24,761,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,761,000)		24,761,000

Options Purchased (4.2%)
	Contracts

Nikkei 225 Futures Call Option expiring March 2006 @ $7,000	120	5,487,000

TOTAL OPTIONS PURCHASED
(Cost $5,100,480)		5,487,000

TOTAL INVESTMENT SECURITIES
(Cost $129,855,978) —100.8%		130,242,498
Net other assets (liabilities)—(0.8)%		(1,087,457)

NET ASSETS—100.0%		$129,155,041

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring March 2006 (Underlying face amount at value $119,957,350)	1,486	$4,296,109

See accompanying notes to the financial statements.

90

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $105,094,978)	$105,481,498
Repurchase agreements, at cost	24,761,000

Total Investment Securities	130,242,498
Cash	1,371,962
Interest receivable	5,159
Prepaid expenses	110

Total Assets	131,619,729

Liabilities:
Payable to broker for futures contracts	435,659
Payable for capital shares redeemed	571,093
Variation margin on futures contracts	1,263,100
Advisory fees payable	76,411
Management services fees payable	15,282
Administration fees payable	3,390
Administrative services fees payable	50,950
Distribution fees payable	25,488
Trustee fees payable	287
Transfer agency fees payable	2,833
Fund accounting fees payable	3,923
Compliance services fees payable	1,505
Other accrued expenses	14,767

Total Liabilities	2,464,688

Net Assets	$129,155,041

Net Assets consist of:
Capital	$110,775,673
Accumulated net investment income (loss)	616,089
Accumulated net realized gains (losses) on investments	13,080,650
Net unrealized appreciation (depreciation) on investments	4,682,629

Net Assets	$129,155,041

Shares of Beneficial Interest Outstanding	3,299,033

Net Asset Value (offering and redemption price per share)	$39.15

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$1,360,923

Expenses:
Advisory fees	304,161
Management services fees	60,832
Administration fees	12,833
Transfer agency fees	13,209
Administrative services fees	202,876
Distribution fees	101,387
Custody fees	9,435
Fund accounting fees	18,363
Trustee fees	504
Compliance services fees	1,822
Other fees	19,412

Total Expenses	744,834

Net Investment Income (Loss)	616,089

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,430,650)
Net realized gains (losses) on futures contracts	24,407,634
Change in net unrealized appreciation/depreciation on investments	3,159,382

Net Realized and Unrealized Gains (Losses) on Investments	21,136,366

Change in Net Assets Resulting from Operations	$21,752,455

See accompanying notes to the financial statements.

91

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the year ended	For the year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$616,089	$(221,121)
Net realized gains (losses) on investments	17,976,984	(2,627,321)
Change in net unrealized appreciation (depreciation) on investments	3,159,382	(32,967)

Change in net assets resulting from operations	21,752,455	(2,881,409)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,785,594)

Change in net assets resulting from distributions	—	(1,785,594)

Capital Transactions:
Proceeds from shares issued	192,905,208	197,262,076
Dividends reinvested	—	1,785,594
Cost of shares redeemed	(113,161,837)	(191,909,766)

Change in net assets resulting from capital transactions	79,743,371	7,137,904

Change in net assets	101,495,826	2,470,901
Net Assets:
Beginning of period	27,659,215	25,188,314

End of period	$129,155,041	$27,659,215

Accumulated net investment income (loss)	$616,089	$—

Share Transactions:
Issued	6,132,854	6,649,292
Reinvested	—	67,971
Redeemed	(3,835,346)	(6,620,629)

Change in shares	2,297,508	96,634

See accompanying notes to the financial statements.

92

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$27.62	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.49	(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	11.04	2.20 (c)	6.16	(7.90)

Total income (loss) from investment activities	11.53	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net realized gains on investments	—	(2.21)	—	—

Net Asset Value, End of Period	$39.15	$27.62	$27.84	$21.96

Total Return	41.78%	7.56%	26.78%	(26.80	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.83%	1.85%	1.95%	2.06%
Net expenses (e)	1.83%	1.85%	1.95%	1.98%
Net investment income (loss) (e)	1.52%	(0.72)%	(1.12)%	(0.85)%

Supplemental Data:
Net assets, end of period (000’s)	$129,155	$27,659	$25,188	$3,072
Portfolio turnover rate (f)	—	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

93

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus“ and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2005, the Fund had a total return of 2.61%, 1 compared to a total return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP UltraBull	2.61%	22.51%	(2.35)%

S&P 500 Index	4.91%	14.39%	0.19%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

94

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	35%
Swap Agreements	85%

Total Exposure	203%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks (83.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,919	$226,223
Abbott Laboratories (Pharmaceuticals)	6,006	236,817
ACE, Ltd. (Insurance)	1,260	67,334
ADC Telecommunications, Inc.* (Telecommunications)	420	9,383
Adobe Systems, Inc. (Software)	2,289	84,601
Advanced Micro Devices, Inc.* (Semiconductors)	1,533	46,910
Aetna, Inc. (Healthcare-Services)	1,092	102,987
Affiliated Computer Services, Inc.—Class A* (Computers)	483	28,584
AFLAC, Inc. (Insurance)	1,932	89,683
Agilent Technologies, Inc.* (Electronics)	1,596	53,132
Air Products & Chemicals, Inc. (Chemicals)	882	52,206
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	294	13,451
Albertson’s, Inc. (Food)	1,407	30,039
Alcoa, Inc. (Mining)	3,381	99,977
Allegheny Energy, Inc.* (Electric)	630	19,940
Allegheny Technologies, Inc. (Iron/Steel)	336	12,123
Allergan, Inc. (Pharmaceuticals)	504	54,412
Allied Waste Industries, Inc.* (Environmental Control)	861	7,525
Allstate Corp. (Insurance)	2,520	136,256
Alltel Corp. (Telecommunications)	1,470	92,757
Altera Corp.* (Semiconductors)	1,407	26,072
Altria Group, Inc. (Agriculture)	7,707	575,867
Amazon.com, Inc.* (Internet)	1,176	55,448
Ambac Financial Group, Inc. (Insurance)	399	30,747
Amerada Hess Corp. (Oil & Gas)	315	39,948
Ameren Corp. (Electric)	777	39,813
American Electric Power, Inc. (Electric)	1,533	56,859
American Express Co. (Diversified Financial Services)	4,788	246,390
American International Group, Inc. (Insurance)	10,101	689,192
American Power Conversion Corp. (Electrical Components & Equipment)	651	14,322
American Standard Cos. (Building Materials)	714	28,524
Ameriprise Financial, Inc. (Diversified Financial Services)	945	38,745
AmerisourceBergen Corp. (Pharmaceuticals)	798	33,037
Amgen, Inc.* (Biotechnology)	4,536	357,708
AmSouth Bancorp (Banks)	1,344	35,226
Anadarko Petroleum Corp. (Oil & Gas)	924	87,549
Analog Devices, Inc. (Semiconductors)	1,428	51,222
Andrew Corp.* (Telecommunications)	630	6,760
Anheuser-Busch Cos., Inc. (Beverages)	2,982	128,107
AON Corp. (Insurance)	1,239	44,542
Apache Corp. (Oil & Gas)	1,302	89,213
Apartment Investment and Management Co.—Class A (REIT)	378	14,315
Apollo Group, Inc.—Class A* (Commercial Services)	567	34,281
Apple Computer, Inc.* (Computers)	3,234	232,492
Applera Corp.—Applied Biosystems Group (Electronics)	714	18,964
Applied Materials, Inc. (Semiconductors)	6,237	111,892
Applied Micro Circuits Corp.* (Semiconductors)	1,176	3,022
Archer-Daniels-Midland Co. (Agriculture)	2,499	61,625
Archstone-Smith Trust (REIT)	819	34,308
Ashland, Inc. (Chemicals)	273	15,807
AT&T, Inc. (Telecommunications)	15,057	368,746
Autodesk, Inc. (Software)	903	38,784
Automatic Data Processing, Inc. (Software)	2,226	102,151
AutoNation, Inc.* (Retail)	693	15,059
AutoZone, Inc.* (Retail)	210	19,268
Avaya, Inc.* (Telecommunications)	1,617	17,253
Avery Dennison Corp. (Household Products/Wares)	420	23,213
Avon Products, Inc. (Cosmetics/Personal Care)	1,743	49,763
Baker Hughes, Inc. (Oil & Gas Services)	1,323	80,412
Ball Corp. (Packaging & Containers)	399	15,848
Bank of America Corp. (Banks)	15,498	715,233
Bank of New York Co., Inc. (Banks)	3,003	95,646
Bard (C.R.), Inc. (Healthcare-Products)	399	26,302
Bausch & Lomb, Inc. (Healthcare-Products)	210	14,259
Baxter International, Inc. (Healthcare-Products)	2,394	90,134
BB&T Corp. (Banks)	2,100	88,011
Bear Stearns Cos., Inc. (Diversified Financial Services)	420	48,523
Becton, Dickinson & Co. (Healthcare-Products)	966	58,037
Bed Bath & Beyond, Inc.* (Retail)	1,134	40,994
BellSouth Corp. (Telecommunications)	7,035	190,649
Bemis Co., Inc. (Packaging & Containers)	420	11,701
Best Buy Co., Inc. (Retail)	1,575	68,481
Big Lots, Inc.* (Retail)	462	5,549

See accompanying notes to the financial statements.

95

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Biogen Idec, Inc.* (Biotechnology)	1,302	$59,020
Biomet, Inc. (Healthcare-Products)	966	35,327
BJ Services Co. (Oil & Gas Services)	1,239	45,434
Black & Decker Corp. (Hand/Machine Tools)	294	25,567
BMC Software, Inc.* (Software)	819	16,781
Boeing Co. (Aerospace/Defense)	3,129	219,781
Boston Scientific Corp.* (Healthcare-Products)	2,247	55,029
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,560	173,729
Broadcom Corp.—Class A* (Semiconductors)	1,113	52,478
Brown-Forman Corp. (Beverages)	315	21,836
Brunswick Corp. (Leisure Time)	378	15,369
Burlington Northern Santa Fe Corp. (Transportation)	1,428	101,131
Burlington Resources, Inc. (Oil & Gas)	1,449	124,904
Campbell Soup Co. (Food)	714	21,256
Capital One Financial Corp. (Diversified Financial Services)	1,134	97,978
Cardinal Health, Inc. (Pharmaceuticals)	1,659	114,056
Caremark Rx, Inc.* (Pharmaceuticals)	1,743	90,270
Carnival Corp. (Leisure Time)	1,680	89,830
Caterpillar, Inc. (Machinery-Construction & Mining)	2,625	151,646
Cendant Corp. (Commercial Services)	3,927	67,742
CenterPoint Energy, Inc. (Electric)	1,197	15,381
Centex Corp. (Home Builders)	504	36,031
CenturyTel, Inc. (Telecommunications)	504	16,713
ChevronTexaco Corp. (Oil & Gas)	8,673	492,366
Chiron Corp.* (Biotechnology)	420	18,673
Chubb Corp. (Insurance)	777	75,874
CIENA Corp.* (Telecommunications)	2,163	6,424
CIGNA Corp. (Insurance)	483	53,951
Cincinnati Financial Corp. (Insurance)	672	30,025
Cinergy Corp. (Electric)	777	32,991
Cintas Corp. (Textiles)	525	21,620
Circuit City Stores, Inc. (Retail)	609	13,757
Cisco Systems, Inc.* (Telecommunications)	23,541	403,022
CIT Group, Inc. (Diversified Financial Services)	756	39,146
Citigroup, Inc. (Diversified Financial Services)	19,677	954,924
Citizens Communications Co. (Telecommunications)	1,302	15,923
Citrix Systems, Inc.* (Software)	693	19,945
Clear Channel Communications, Inc. (Media)	2,100	66,045
Clorox Co. (Household Products/Wares)	588	33,451
CMS Energy Corp.* (Electric)	840	12,188
Coach, Inc.* (Apparel)	1,470	49,010
Coca-Cola Co. (Beverages)	7,959	320,827
Coca-Cola Enterprises, Inc. (Beverages)	1,176	22,544
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,995	109,426
Comcast Corp.—Special Class A* (Media)	8,274	214,793
Comerica, Inc. (Banks)	651	36,951
Compass Bancshares, Inc. (Banks)	483	23,324
Computer Associates International, Inc. (Software)	1,785	50,319
Computer Sciences Corp.* (Computers)	714	36,157
Compuware Corp.* (Software)	1,491	13,374
Comverse Technology, Inc.* (Telecommunications)	798	21,219
ConAgra Foods, Inc. (Food)	1,995	40,459
ConocoPhillips (Oil & Gas)	5,292	307,889
Consolidated Edison, Inc. (Electric)	945	43,782
Constellation Brands, Inc.* (Beverages)	777	20,381
Constellation Energy Group, Inc. (Electric)	693	39,917
Convergys Corp.* (Commercial Services)	546	8,654
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	357	26,061
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	231	3,539
Corning, Inc.* (Telecommunications)	5,901	116,014
Costco Wholesale Corp. (Retail)	1,806	89,343
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,310	78,979
Coventry Health Care, Inc.* (Healthcare-Services)	630	35,885
CSX Corp. (Transportation)	840	42,647
Cummins, Inc. (Machinery-Diversified)	189	16,959
CVS Corp. (Retail)	3,192	84,333
D.R.Horton, Inc. (Home Builders)	1,050	37,517
Dana Corp. (Auto Parts & Equipment)	588	4,222
Danaher Corp. (Miscellaneous Manufacturing)	924	51,541
Darden Restaurants, Inc. (Retail)	504	19,596
Deere & Co. (Machinery-Diversified)	924	62,933
Dell, Inc.* (Computers)	9,051	271,439
Devon Energy Corp. (Oil & Gas)	1,743	109,007
Dillards, Inc.—Class A (Retail)	231	5,733
Dollar General Corp. (Retail)	1,218	23,227
Dominion Resources, Inc. (Electric)	1,344	103,757
Dover Corp. (Miscellaneous Manufacturing)	777	31,461
Dow Jones & Co., Inc. (Media)	231	8,198
DTE Energy Co. (Electric)	693	29,931
Du Pont (Chemicals)	3,570	151,725
Duke Energy Corp. (Electric)	3,570	97,997
Dynegy, Inc.—Class A* (Pipelines)	1,176	5,692
E*TRADE Financial Corp.* (Diversified Financial Services)	1,512	31,540
Eastman Chemical Co. (Chemicals)	315	16,251
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,113	26,044
Eaton Corp. (Miscellaneous Manufacturing)	567	38,040
eBay, Inc.* (Internet)	4,326	187,100
Ecolab, Inc. (Chemicals)	714	25,897
Edison International (Electric)	1,260	54,949
El Paso Corp. (Pipelines)	2,541	30,899
Electronic Arts, Inc.* (Software)	1,155	60,418
Electronic Data Systems Corp. (Computers)	2,016	48,465
Eli Lilly & Co. (Pharmaceuticals)	4,347	245,997
EMC Corp.* (Computers)	9,072	123,561
Emerson Electric Co. (Electrical Components & Equipment)	1,617	120,790
Engelhard Corp. (Chemicals)	462	13,929
Entergy Corp. (Electric)	798	54,783
EOG Resources, Inc. (Oil & Gas)	924	67,794
Equifax, Inc. (Commercial Services)	504	19,162
Equity Office Properties Trust (REIT)	1,575	47,770
Equity Residential Properties Trust (REIT)	1,134	44,362
Exelon Corp. (Electric)	2,541	135,028
Express Scripts, Inc* (Pharmaceuticals)	567	47,515
Exxon Mobil Corp. (Oil & Gas)	24,087	1,352,966
Family Dollar Stores, Inc. (Retail)	609	15,097
Fannie Mae (Diversified Financial Services)	3,738	182,452
Federated Department Stores, Inc. (Retail)	1,071	71,039
Federated Investors, Inc.—Class B (Diversified Financial Services)	336	12,445
FedEx Corp. (Transportation)	1,155	119,415
Fifth Third Bancorp (Banks)	2,142	80,796
First Data Corp. (Software)	2,940	126,449
First Horizon National Corp. (Banks)	483	18,567
FirstEnergy Corp. (Electric)	1,260	61,727
Fiserv, Inc.* (Software)	714	30,895
Fisher Scientific International, Inc.* (Electronics)	483	29,878
Fluor Corp. (Engineering & Construction)	336	25,959
Ford Motor Co. (Auto Manufacturers)	7,140	55,121
Forest Laboratories, Inc.* (Pharmaceuticals)	1,302	52,965
Fortune Brands, Inc. (Household Products/Wares)	567	44,237
FPL Group, Inc. (Electric)	1,533	63,711
Franklin Resources, Inc. (Diversified Financial Services)	567	53,304
Freddie Mac (Diversified Financial Services)	2,646	172,916

See accompanying notes to the financial statements.

96

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	714	$38,413
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	1,596	40,171
Gannett Co., Inc. (Media)	924	55,967
Gateway, Inc.* (Computers)	1,008	2,530
General Dynamics Corp. (Aerospace/Defense)	756	86,222
General Electric Co. (Miscellaneous Manufacturing)	40,404	1,416,160
General Mills, Inc. (Food)	1,386	68,358
General Motors Corp. (Auto Manufacturers)	2,205	42,821
Genuine Parts Co. (Distribution/Wholesale)	672	29,515
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,449	50,106
Genzyme Corp.* (Biotechnology)	987	69,860
Gilead Sciences, Inc.* (Pharmaceuticals)	1,743	91,734
Golden West Financial Corp. (Savings & Loans)	987	65,142
Goodrich Corp. (Aerospace/Defense)	483	19,851
Guidant Corp. (Healthcare-Products)	1,281	82,945
H & R Block, Inc. (Commercial Services)	1,260	30,933
Halliburton Co. (Oil & Gas Services)	1,995	123,610
Harley-Davidson, Inc. (Leisure Time)	1,050	54,065
Harrah’s Entertainment, Inc. (Lodging)	714	50,901
Hartford Financial Services Group, Inc. (Insurance)	1,155	99,203
Hasbro, Inc. (Toys/Games/Hobbies)	693	13,985
HCA, Inc. (Healthcare-Services)	1,638	82,719
Health Management Associates, Inc.—Class A (Healthcare-Services)	966	21,213
Heinz (H.J.) Co. (Food)	1,302	43,903
Hercules, Inc.* (Chemicals)	441	4,983
Hewlett-Packard Co. (Computers)	11,172	319,854
Hilton Hotels Corp. (Lodging)	1,239	29,872
Home Depot, Inc. (Retail)	8,148	329,831
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,213	119,684
Hospira, Inc.* (Pharmaceuticals)	609	26,053
Humana, Inc.* (Healthcare-Services)	630	34,228
Huntington Bancshares, Inc. (Banks)	882	20,948
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	798	70,216
IMS Health, Inc. (Software)	903	22,503
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,281	51,714
Intel Corp. (Semiconductors)	23,247	580,245
International Business Machines Corp. (Computers)	6,048	497,146
International Flavors & Fragrances, Inc. (Chemicals)	315	10,553
International Game Technology (Entertainment)	1,302	40,076
International Paper Co. (Forest Products & Paper)	1,890	63,523
Interpublic Group of Cos., Inc.* (Advertising)	1,617	15,604
Intuit, Inc.* (Software)	693	36,937
ITT Industries, Inc. (Miscellaneous Manufacturing)	357	36,707
J.C. Penney Co., Inc. (Holding Company) (Retail)	903	50,207
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,461	534,267
Jabil Circuit, Inc.* (Electronics)	672	24,924
Janus Capital Group, Inc. (Diversified Financial Services)	840	15,649
JDS Uniphase Corp.* (Telecommunications)	6,489	15,314
Jefferson-Pilot Corp. (Insurance)	525	29,888
Johnson & Johnson (Healthcare-Products)	11,445	687,844
Johnson Controls, Inc. (Auto Parts & Equipment)	735	53,589
Jones Apparel Group, Inc. (Apparel)	462	14,193
KB Home (Home Builders)	294	21,362
Kellogg Co. (Food)	987	42,658
Kerr-McGee Corp. (Oil & Gas)	441	40,069
KeyCorp (Banks)	1,554	51,173
KeySpan Corp. (Gas)	651	23,234
Kimberly-Clark Corp. (Household Products/Wares)	1,806	107,729
Kinder Morgan, Inc. (Pipelines)	399	36,688
King Pharmaceuticals, Inc.* (Pharmaceuticals)	924	15,634
KLA-Tencor Corp. (Semiconductors)	777	38,329
Knight-Ridder, Inc. (Media)	273	17,281
Kohls Corp.* (Retail)	1,344	65,318
Kroger Co.* (Food)	2,814	53,128
L-3 Communications Holdings, Inc. (Aerospace/Defense)	462	34,350
Laboratory Corp.of America Holdings* (Healthcare-Services)	504	27,140
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	714	16,393
Lennar Corp.—Class A (Home Builders)	504	30,754
Lexmark International, Inc.—Class A* (Computers)	441	19,770
Limited, Inc. (Retail)	1,344	30,038
Lincoln National Corp. (Insurance)	672	35,636
Linear Technology Corp. (Semiconductors)	1,176	42,418
Liz Claiborne, Inc. (Apparel)	420	15,044
Lockheed Martin Corp. (Aerospace/Defense)	1,365	86,855
Loews Corp. (Insurance)	525	49,796
Louisiana-Pacific Corp. (Forest Products & Paper)	420	11,537
Lowe’s Cos., Inc. (Retail)	3,003	200,180
LSI Logic Corp.* (Semiconductors)	1,554	12,432
Lucent Technologies, Inc.* (Telecommunications)	16,737	44,520
M&T Bank Corp. (Banks)	315	34,351
Manor Care, Inc. (Healthcare-Services)	294	11,692
Marathon Oil Corp. (Oil & Gas)	1,449	88,346
Marriott International, Inc.—Class A (Lodging)	630	42,191
Marsh & McLennan Cos., Inc. (Insurance)	2,079	66,029
Marshall & Ilsley Corp. (Banks)	798	34,346
Masco Corp. (Building Materials)	1,617	48,818
Mattel, Inc. (Toys/Games/Hobbies)	1,575	24,916
Maxim Integrated Products, Inc. (Semiconductors)	1,281	46,423
Maytag Corp. (Home Furnishings)	315	5,928
MBIA, Inc. (Insurance)	525	31,584
MBNA Corp. (Diversified Financial Services)	4,830	131,183
McCormick & Co., Inc. (Food)	504	15,584
McDonald’s Corp. (Retail)	4,914	165,700
McGraw-Hill Cos., Inc. (Media)	1,449	74,812
McKesson Corp. (Commercial Services)	1,197	61,753
MeadWestvaco Corp. (Forest Products & Paper)	693	19,425
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,197	66,793
MedImmune, Inc.* (Biotechnology)	945	33,094
Medtronic, Inc. (Healthcare-Products)	4,641	267,182
Mellon Financial Corp. (Banks)	1,638	56,102
Merck & Co., Inc. (Pharmaceuticals)	8,253	262,528
Mercury Interactive Corp.* (Software)	336	9,337
Meredith Corp. (Media)	168	8,793
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	345,694
MetLife, Inc. (Insurance)	2,898	142,002
MGIC Investment Corp. (Insurance)	357	23,498
Micron Technology, Inc.* (Semiconductors)	2,373	31,585
Microsoft Corp. (Software)	35,448	926,966
Millipore Corp.* (Biotechnology)	189	12,482
Molex, Inc. (Electrical Components & Equipment)	546	14,169
Molson Coors Brewing Co.—Class B (Beverages)	210	14,068
Monsanto Co. (Agriculture)	1,008	78,150
Monster Worldwide, Inc.* (Internet)	483	19,716
Moody’s Corp. (Commercial Services)	966	59,332
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,179	237,116
Motorola, Inc. (Telecommunications)	9,534	215,373
Murphy Oil Corp. (Oil & Gas)	651	35,147
Mylan Laboratories, Inc. (Pharmaceuticals)	840	16,766

See accompanying notes to the financial statements.

97

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Nabors Industries, Ltd.* (Oil & Gas)	609	$46,132
National City Corp. (Banks)	2,142	71,907
National Semiconductor Corp. (Semiconductors)	1,323	34,372
National-Oilwell Varco, Inc.* (Oil & Gas Services)	672	42,134
Navistar International Corp.* (Auto Manufacturers)	231	6,611
NCR Corp.* (Computers)	714	24,233
Network Appliance, Inc.* (Computers)	1,428	38,556
Newell Rubbermaid, Inc. (Housewares)	1,071	25,468
Newmont Mining Corp. (Mining)	1,701	90,833
News Corp.—Class A (Media)	9,366	145,641
NICOR, Inc. (Gas)	168	6,604
NIKE, Inc.—Class B (Apparel)	735	63,791
NiSource, Inc. (Electric)	1,029	21,465
Noble Corp. (Oil & Gas)	525	37,034
Nordstrom, Inc. (Retail)	840	31,416
Norfolk Southern Corp. (Transportation)	1,575	70,607
North Fork Bancorp, Inc. (Banks)	1,848	50,561
Northern Trust Corp. (Banks)	714	36,999
Northrop Grumman Corp. (Aerospace/Defense)	1,365	82,050
Novell, Inc.* (Software)	1,470	12,980
Novellus Systems, Inc.* (Semiconductors)	525	12,663
Nucor Corp. (Iron/Steel)	588	39,231
NVIDIA Corp.* (Semiconductors)	672	24,568
Occidental Petroleum Corp. (Oil & Gas)	1,575	125,811
Office Depot, Inc.* (Retail)	1,197	37,586
OfficeMax, Inc. (Retail)	273	6,923
Omnicom Group, Inc. (Advertising)	693	58,995
Oracle Corp.* (Software)	14,427	176,154
PACCAR, Inc. (Auto Manufacturers)	672	46,523
Pactiv Corp.* (Packaging & Containers)	546	12,012
Pall Corp. (Miscellaneous Manufacturing)	483	12,973
Parametric Technology Corp.* (Software)	966	5,893
Parker Hannifin Corp. (Miscellaneous Manufacturing)	462	30,474
Patterson Cos., Inc.* (Healthcare-Products)	525	17,535
Paychex, Inc. (Commercial Services)	1,302	49,632
Peoples Energy Corp. (Gas)	147	5,155
PepsiCo, Inc. (Beverages)	6,342	374,685
PerkinElmer, Inc. (Electronics)	504	11,874
Pfizer, Inc. (Pharmaceuticals)	28,455	663,571
PG&E Corp. (Electric)	1,323	49,110
Phelps Dodge Corp. (Mining)	378	54,383
Pinnacle West Capital Corp. (Electric)	378	15,630
Pitney Bowes, Inc. (Office/Business Equipment)	882	37,265
Plum Creek Timber Co., Inc. (Forest Products & Paper)	714	25,740
PMC-Sierra, Inc.* (Semiconductors)	714	5,505
PNC Financial Services Group (Banks)	1,134	70,115
PPG Industries, Inc. (Chemicals)	651	37,693
PPL Corp. (Electric)	1,470	43,218
Praxair, Inc. (Chemicals)	1,260	66,730
Principal Financial Group, Inc. (Insurance)	1,092	51,794
Procter & Gamble Co. (Cosmetics/Personal Care)	13,041	754,812
Progress Energy, Inc. (Electric)	966	42,427
Progressive Corp. (Insurance)	756	88,286
Prologis (REIT)	945	44,150
Prudential Financial, Inc. (Insurance)	1,953	142,941
Public Service Enterprise Group, Inc. (Electric)	945	61,397
Public Storage, Inc. (REIT)	315	21,332
Pulte Homes, Inc. (Home Builders)	840	33,062
QLogic Corp.* (Semiconductors)	315	10,241
Qualcomm, Inc. (Telecommunications)	6,405	275,927
Quest Diagnostics, Inc. (Healthcare-Services)	651	33,513
Qwest Communications International, Inc.* (Telecommunications)	5,817	32,866
R.R.Donnelley & Sons Co. (Commercial Services)	840	28,736
RadioShack Corp. (Retail)	525	11,041
Raytheon Co. (Aerospace/Defense)	1,722	69,138
Reebok International, Ltd. (Apparel)	210	12,228
Regions Financial Corp. (Banks)	1,764	60,258
Reynolds American, Inc. (Agriculture)	336	32,031
Robert Half International, Inc. (Commercial Services)	651	24,666
Rockwell Collins, Inc. (Aerospace/Defense)	672	31,228
Rockwell International Corp. (Machinery-Diversified)	693	40,998
Rohm & Haas Co. (Chemicals)	567	27,454
Rowan Cos., Inc. (Oil & Gas)	420	14,969
Ryder System, Inc. (Transportation)	252	10,337
Sabre Holdings Corp. (Leisure Time)	504	12,151
SAFECO Corp. (Insurance)	483	27,290
Safeway, Inc. (Food)	1,743	41,239
Sanmina-SCI Corp.* (Electronics)	1,974	8,409
Sara Lee Corp. (Food)	2,919	55,169
Schering-Plough Corp. (Pharmaceuticals)	5,754	119,971
Schlumberger, Ltd. (Oil & Gas Services)	2,310	224,417
Schwab (Diversified Financial Services)	4,011	58,841
Scientific-Atlanta, Inc. (Telecommunications)	588	25,325
Sealed Air Corp.* (Packaging & Containers)	315	17,694
Sears Holdings Corp.* (Retail)	378	43,670
Sempra Energy (Gas)	987	44,258
Sherwin-Williams Co. (Chemicals)	441	20,030
Siebel Systems, Inc. (Software)	2,037	21,551
Sigma-Aldrich Corp. (Chemicals)	252	15,949
Simon Property Group, Inc. (REIT)	714	54,714
SLM Corp. (Diversified Financial Services)	1,617	89,081
Snap-on, Inc. (Hand/Machine Tools)	231	8,676
Solectron Corp.* (Electronics)	3,486	12,759
Southern Co. (Electric)	2,856	98,618
Southwest Airlines Co. (Airlines)	2,625	43,129
Sovereign Bancorp, Inc. (Savings & Loans)	1,386	29,965
Sprint Corp. (Telecommunications)	11,424	266,865
St.Jude Medical, Inc.* (Healthcare-Products)	1,386	69,577
St.Paul Cos., Inc. (Insurance)	2,667	119,135
Staples, Inc. (Retail)	2,814	63,906
Starbucks Corp.* (Retail)	2,961	88,860
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	840	53,643
State Street Corp. (Banks)	1,281	71,019
Stryker Corp. (Healthcare-Products)	1,134	50,384
Sun Microsystems, Inc.* (Computers)	12,936	54,202
Sunoco, Inc. (Oil & Gas)	546	42,795
SunTrust Banks, Inc. (Banks)	1,407	102,373
SuperValu, Inc. (Food)	525	17,052
Symantec Corp.* (Internet)	4,263	74,603
Symbol Technologies, Inc. (Electronics)	966	12,384
Synovus Financial Corp. (Banks)	1,218	32,898
Sysco Corp. (Food)	2,373	73,681
T. Rowe Price Group, Inc. (Diversified Financial Services)	504	36,303
Target Corp. (Retail)	3,381	185,854
TECO Energy, Inc. (Electric)	798	13,710
Tektronix, Inc. (Electronics)	315	8,886
Tellabs, Inc.* (Telecommunications)	1,743	18,999
Temple-Inland, Inc. (Forest Products & Paper)	420	18,837
Tenet Healthcare Corp.* (Healthcare-Services)	1,848	14,156
Teradyne, Inc.* (Semiconductors)	756	11,015
Texas Instruments, Inc. (Semiconductors)	6,300	202,041
Textron, Inc. (Miscellaneous Manufacturing)	504	38,798
The AES Corp.* (Electric)	2,562	40,556
The Dow Chemical Co. (Chemicals)	3,759	164,718
The E.W.Scripps Co.—Class A (Media)	315	15,126
The Gap, Inc. (Retail)	2,226	39,267

See accompanying notes to the financial statements.

98

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	672	$11,679
The Hershey Co. (Food)	693	38,288
The New York Times Co.—Class A (Media)	567	14,997
The Pepsi Bottling Group, Inc. (Beverages)	525	15,020
The Stanley Works (Hand/Machine Tools)	273	13,115
Thermo Electron Corp.* (Electronics)	630	18,982
Tiffany & Co. (Retail)	546	20,906
Time Warner, Inc. (Media)	17,997	313,868
TJX Cos., Inc. (Retail)	1,764	40,978
Torchmark Corp. (Insurance)	399	22,184
Transocean Sedco Forex, Inc.* (Oil & Gas)	1,281	89,273
Tribune Co. (Media)	1,008	30,502
TXU Corp. (Electric)	1,848	92,751
Tyco International, Ltd. (Miscellaneous Manufacturing)	7,791	224,848
Tyson Foods, Inc.—Class A (Food)	966	16,519
U.S. Bancorp (Banks)	6,972	208,393
Union Pacific Corp. (Transportation)	1,008	81,154
Unisys Corp.* (Computers)	1,344	7,836
United Parcel Service, Inc.—Class B (Transportation)	4,242	318,787
United States Steel Corp. (Iron/Steel)	441	21,199
United Technologies Corp. (Aerospace/Defense)	3,885	217,210
UnitedHealth Group, Inc. (Healthcare-Services)	4,851	301,441
Univision Communications, Inc.—Class A* (Media)	882	25,922
UnumProvident Corp. (Insurance)	1,155	26,276
UST, Inc. (Agriculture)	630	25,723
V.F. Corp. (Apparel)	357	19,756
Valero Energy Corp. (Oil & Gas)	2,436	125,698
Verizon Communications, Inc. (Telecommunications)	10,626	320,055
Viacom, Inc.—Class B (Media)	6,048	197,165
Vornado Realty Trust (REIT)	462	38,563
Vulcan Materials Co. (Building Materials)	399	27,032
W.W. Grainger, Inc. (Distribution/Wholesale)	294	20,903
Wachovia Corp. (Banks)	5,964	315,257
Wal-Mart Stores, Inc. (Retail)	9,660	452,087
Walgreen Co. (Retail)	3,948	174,738
Walt Disney Co. (Media)	7,476	179,200
Washington Mutual, Inc. (Savings & Loans)	3,822	166,257
Waste Management, Inc. (Environmental Control)	2,121	64,372
Waters Corp.* (Electronics)	441	16,670
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	399	12,971
Weatherford International, Ltd.* (Oil & Gas Services)	1,323	47,893
WellPoint, Inc.* (Healthcare-Services)	2,373	189,342
Wells Fargo & Co. (Banks)	6,468	406,384
Wendy’s International, Inc. (Retail)	441	24,370
Weyerhaeuser Co. (Forest Products & Paper)	945	62,691
Whirlpool Corp. (Home Furnishings)	273	22,867
Whole Foods Market, Inc. (Food)	504	39,005
Williams Cos., Inc. (Pipelines)	2,226	51,576
Wrigley (Wm.)Jr.Co. (Food)	693	46,078
Wyeth (Pharmaceuticals)	5,187	238,965
Xcel Energy, Inc. (Electric)	1,554	28,687
Xerox Corp.* (Office/Business Equipment)	3,738	54,761
Xilinx, Inc. (Semiconductors)	1,365	34,412
XL Capital, Ltd.—Class A (Insurance)	672	45,279
XTO Energy, Inc. (Oil & Gas)	1,407	61,824
Yahoo!, Inc.* (Internet)	4,809	188,416
YUM! Brands, Inc. (Retail)	1,092	51,193
Zimmer Holdings, Inc.* (Healthcare-Products)	945	63,731
Zions Bancorp (Banks)	399	30,148

TOTAL COMMON STOCKS (Cost $30,205,744)		43,133,900

Repurchase Agreements (18.6%)
	Principal Amount	Value

UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $9,650,019 (Collateralized by $9,733,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07 market value $9,839,422)	$9,646,000	$9,646,000

TOTAL REPURCHASE AGREEMENTS
(COST $9,646,000)		9,646,000

TOTAL INVESTMENT SECURITIES
(Cost $39,851,744)—102.0%		52,779,900
Net other assets (liabilities)—(2.0)%		(1,042,118)

NET ASSETS—100.0%		$51,737,782

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $17,866,650)	57	$(170,193)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $9,619,005)	7,706	(63,530)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $34,607,106)	27,724	(275,812)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.4%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.7%
Computers	3.3%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.8%

See accompanying notes to the financial statements.

99

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.2%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.9%
Healthcare-Services	1.7%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	NM
Insurance	4.3%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.6%
Mining	0.5%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.2%
Real Estate Investment Trust	0.6%
Retail	5.1%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	3.4%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	16.6%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

100

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $30,205,744)	$43,133,900
Repurchase agreements, at cost	9,646,000

Total Investment Securities	52,779,900
Cash	247,518
Segregated cash balances with brokers for futures contracts	2,386,814
Dividends and interest receivable	108,757
Receivable for investments sold	20,375,005
Prepaid expenses	332

Total Assets	75,898,326

Liabilities:
Payable for investments purchased	57,571
Payable for capital shares redeemed	23,312,989
Unrealized depreciation on swap agreements	339,342
Variation margin on futures contracts	270,122
Advisory fees payable	66,743
Management services fees payable	13,349
Administration fees payable	2,803
Administrative services fees payable	33,725
Distribution fees payable	23,711
Trustee fees payable	209
Transfer agency fees payable	2,064
Fund accounting fees payable	3,122
Compliance services fees payable	1,096
Other accrued expenses	33,698

Total Liabilities	24,160,544

Net Assets	$51,737,782

Net Assets consist of:
Capital	$64,091,460
Accumulated net investment income (loss)	178,786
Accumulated net realized gains (losses) on investments	(24,951,085)
Net unrealized appreciation (depreciation) on investments	12,418,621

Net Assets	$51,737,782

Shares of Beneficial Interest Outstanding	2,505,509

Net Asset Value (offering and redemption price per share)	$20.65

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,190,130
Interest	378,333

Total Investment Income	1,568,463

Expenses:
Advisory fees	554,442
Management services fees	110,889
Administration fees	23,923
Transfer agency fees	25,252
Administrative services fees	322,040
Distribution fees	184,595
Custody fees	58,456
Fund accounting fees	38,352
Trustee fees	886
Compliance services fees	1,804
Other fees	45,876
Recoupment of prior expenses reimbursed by the Advisor	23,162

Total Expenses	1,389,677

Net Investment Income (Loss)	178,786

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securitites	1,315,161
Net realized gains (losses) on futures contracts	3,689,121
Net realized gains (losses) on swap agreements	776,859
Change in net unrealized appreciation/depreciation on investments	(3,327,914)

Net Realized and Unrealized Gains (Losses) on Investments	2,453,227

Change in Net Assets Resulting from Operations	$2,632,013

See accompanying notes to the financial statements.

101

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$178,786	$87,792
Net realized gains (losses) on investments	5,781,141	4,563,250
Change in net unrealized appreciation/depreciation on investments	(3,327,914)	5,973,221

Change in net assets resulting from operations	2,632,013	10,624,263

Distributions to Shareholders From:
Net investment income	(87,792)	—
Net realized gains on investments	(9,865,953)	(11,462,761)

Change in net assets resulting from distributions	(9,953,745)	(11,462,761)

Capital Transactions:
Proceeds from shares issued	692,594,974	1,064,598,352
Dividends reinvested	9,953,745	11,439,085
Cost of shares redeemed	(740,003,247)	(1,047,002,418)

Change in net assets resulting from capital transactions	(37,454,528)	29,035,019

Change in net assets	(44,776,260)	28,196,521
Net Assets:
Beginning of period	96,514,042	68,317,521

End of period	$51,737,782	$96,514,042

Accumulated net investment income (loss)	$178,786	$87,792

Share Transactions:
Issued	31,672,612	47,271,334
Reinvested	493,492	542,909
Redeemed	(33,886,661)	(46,666,380)

Change in shares	(1,720,557)	1,147,863

See accompanying notes to the financial statements.

102

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001(a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$22.84	$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss)(b)	0.05	0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	0.49	3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	0.54	3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	(2.71)	(2.92)	—	—	—

Total distributions	(2.73)	(2.92)	—	—	—

Net Asset Value, End of Period	$20.65	$22.84	$22.19	$14.51	$22.71

Total Return	2.61%	17.18%	52.93%	(36.11)%	(24.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.88%	1.89%	2.07%	2.12%	1.94%
Net expenses(d)	1.88%	1.89%	1.84%	1.98%	1.94%
Net investment income (loss)(d)	0.24%	0.11%	(0.32)%	(0.46)%	(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$51,738	$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate(e)	681%	830%	1,124%	1,249%	682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

103

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2005, the Fund had a total return of 17.89%, 1 compared to a return of 12.56% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The supply and demand imbalance in the energy markets dominated the performance of nearly every broad-based index, and the MidCap 400® Index was no exception. Energy was by far the greatest contributor to returns for this index in 2005. Other sectors that contributed moderately to the index’s performance included Heath Care, Industrials, Financials, and Technology. Telecommunications and Consumer Services constituents had a slight negative impact on the index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Peabody Energy, Chico’s FAS, while the bottom three performers were Cognizant Technology Soultions, Expeditors International of Washington, and Noble Energy. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception(5/1/02)

ProFund VP UltraMid-Cap	17.89%	36.81%	11.25%

S&P MidCap 400 Index	12.56%	21.15%	10.15%
1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
The above information is not covered by the Report of Independent Registered Public Accounting Firm.

104

PROFUNDS VP
ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	85%
Futures Contracts	47%
Swap Agreements	69%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P MidCap 400 - Sector Composition
% of Index

Consumer, Non-cyclical	18.46%
Financial	17.66%
Consumer, Cyclical	15.26%
Industrial	12.80%
Energy	10.70%
Technology	10.36%
Utilities	6.16%
Communications	4.72%
Basic Materials	3.52%
Diversified	0.36%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2005

Common Stocks (85.2%)
	Shares	Value

3Com Corp. * (Telecommunications)	26,910	$96,876
99 Cents Only Stores * (Retail)	2,925	30,596
Abercrombie & Fitch Co.—Class A (Retail)	5,850	381,302
Activision, Inc. * (Software)	20,475	281,327
Acxiom Corp. (Software)	5,265	121,095
Adesa, Inc. (Commercial Services)	6,435	157,143
ADTRAN, Inc. (Telecommunications)	4,680	139,183
Advance Auto Parts, Inc. * (Retail)	7,605	330,512
Advanced Medical Optics, Inc. * (Healthcare-Products)	4,680	195,624
Advent Software, Inc. * (Software)	1,170	33,825
Aeropostale, Inc. * (Retail)	4,095	107,699
Affymetrix, Inc. * (Biotechnology)	4,095	195,536
AGCO Corp. * (Machinery-Diversified)	6,435	106,628
AGL Resources, Inc. (Gas)	5,265	183,275
Airgas, Inc. (Chemicals)	4,680	153,972
AirTran Holdings, Inc. * (Airlines)	5,850	93,776
Alaska Air Group, Inc. * (Airlines)	1,755	62,689
Albemarle Corp. (Chemicals)	2,340	89,739
Alexander & Baldwin, Inc. (Transportation)	2,925	158,652
Alliance Data Systems Corp. * (Commercial Services)	4,680	166,608
Alliant Energy Corp. (Electric)	8,190	229,648
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,340	178,238
AMB Property Corp. (REIT)	5,850	287,645
American Eagle Outfitters, Inc. (Retail)	9,360	215,093
American Financial Group, Inc. (Insurance)	2,925	112,057
American Greetings Corp.—Class A (Household Products/Wares)	4,680	102,820
AmeriCredit Corp. * (Diversified Financial Services)	9,360	239,897
Amerus Group Co. (Insurance)	2,925	165,760
Ametek, Inc. (Electrical Components & Equipment)	4,680	199,087
Amphenol Corp.—Class A (Electronics)	5,850	258,920
AnnTaylor Stores Corp. * (Retail)	4,680	161,554
Anteon International Corp. * (Computers)	2,340	127,179
Applebee’s International, Inc. (Retail)	5,265	118,936
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,510	84,626
Aqua America, Inc. (Water)	8,775	239,558
Aquila, Inc. * (Electric)	25,740	92,664
Arch Coal, Inc. (Coal)	4,680	372,060
Arrow Electronics, Inc. * (Electronics)	8,190	262,325
Arthur J. Gallagher & Co. (Insurance)	6,435	198,713
ArvinMeritor, Inc. (Auto Parts & Equipment)	4,680	67,345
Associated Banc-Corp (Banks)	9,360	304,668
Astoria Financial Corp. (Savings & Loans)	5,850	171,990
Atmel Corp. * (Semiconductors)	28,665	88,575
Avnet, Inc. * (Electronics)	9,945	238,083
Avocent Corp. * (Internet)	3,510	95,437
Bandag, Inc. (Auto Parts & Equipment)	585	24,962
Bank of Hawaii Corp. (Banks)	3,510	180,905
Banta Corp. (Commercial Services)	1,755	87,399
Barnes & Noble, Inc. (Retail)	3,510	149,772
Barr Laboratories, Inc. * (Pharmaceuticals)	7,605	473,715
Beazer Homes USA, Inc. (Home Builders)	2,925	213,057
Beckman Coulter, Inc. (Healthcare-Products)	4,095	233,006
Belo Corp.—Class A (Media)	6,435	137,773
BJ’s Wholesale Club, Inc. * (Retail)	4,095	121,048
Black Hills Corp. (Electric)	2,340	80,987
Blyth, Inc. (Household Products/Wares)	1,755	36,767
Bob Evans Farms, Inc. (Retail)	2,340	53,960
Borders Group, Inc. (Retail)	4,680	101,416
BorgWarner, Inc. (Auto Parts & Equipment)	4,095	248,279
Bowater, Inc. (Forest Products & Paper)	3,510	107,827
Boyd Gaming Corp. (Lodging)	2,925	139,406
Brinker International, Inc. (Retail)	5,850	226,161
Brown & Brown, Inc. (Insurance)	7,605	232,257
C.H. Robinson Worldwide, Inc. (Transportation)	11,700	433,251
Cabot Corp. (Chemicals)	4,095	146,601
Cabot Microelectronics Corp. * (Chemicals)	1,755	51,474
Cadence Design Systems, Inc. * (Computers)	19,890	336,539
Callaway Golf Co. (Leisure Time)	4,680	64,771
Career Education Corp. * (Commercial Services)	6,435	216,988
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,340	161,811
Carmax, Inc. * (Retail)	7,020	194,314
Catalina Marketing Corp. (Advertising)	2,925	74,149
Cathay Bancorp, Inc. (Banks)	3,510	126,149
CBRL Group, Inc. (Retail)	2,925	102,814
CDW Corp. (Distribution/Wholesale)	4,095	235,749
Cephalon, Inc. * (Pharmaceuticals)	4,095	265,110
Ceridian Corp. * (Computers)	9,360	232,596
Certegy, Inc. (Software)	4,095	166,093
Charles River Laboratories International, Inc. * (Biotechnology)	4,680	198,292

See accompanying notes to the financial statements.

105

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

CheckFree Corp. * (Internet)	5,850	$268,515
Cheesecake Factory, Inc. * (Retail)	5,265	196,858
Chemtura Corp. (Chemicals)	16,965	215,456
Chico’s FAS, Inc. * (Retail)	12,870	565,378
Choicepoint, Inc. * (Commercial Services)	6,435	286,423
Church & Dwight, Inc. (Household Products/Wares)	4,680	154,580
Cincinnati Bell, Inc. * (Telecommunications)	17,550	61,601
City National Corp. (Banks)	2,925	211,887
Claire’s Stores, Inc. (Retail)	7,020	205,124
CNF, Inc. (Transportation)	3,510	196,174
Cognizant Technology Solutions Corp. * (Computers)	9,360	471,276
Commerce Bancorp, Inc. (Banks)	11,700	402,596
Commscope, Inc. * (Telecommunications)	3,510	70,656
Community Health Systems, Inc. * (Healthcare-Services)	5,850	224,289
Cooper Cameron Corp. * (Oil & Gas Services)	7,605	314,847
Copart, Inc. * (Retail)	4,680	107,921
Corinthian Colleges, Inc. * (Commercial Services)	6,435	75,804
Covance, Inc. * (Healthcare-Services)	4,095	198,812
Crane Co. (Miscellaneous Manufacturing)	3,510	123,798
Credence Systems Corp. * (Semiconductors)	7,020	48,859
Cree Research, Inc. * (Semiconductors)	5,265	132,889
CSG Systems International, Inc. * (Software)	3,510	78,343
Cullen/Frost Bankers, Inc. (Banks)	2,925	157,014
Cypress Semiconductor Corp. * (Semiconductors)	9,360	133,380
Cytec Industries, Inc. (Chemicals)	2,925	139,318
CYTYC Corp. * (Healthcare-Products)	7,605	214,689
Dean Foods Co. * (Food)	9,360	352,498
Deluxe Corp. (Commercial Services)	3,510	105,791
Denbury Resources, Inc. * (Oil & Gas)	8,190	186,568
DENTSPLY International, Inc. (Healthcare-Products)	5,265	282,677
Developers Diversified Realty Corp. (REIT)	7,605	357,586
DeVry, Inc. * (Commercial Services)	4,095	81,900
Diebold, Inc. (Computers)	4,680	177,840
Dollar Tree Stores, Inc. * (Retail)	7,605	182,064
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,680	148,824
DPL, Inc. (Electric)	8,775	228,238
DST Systems, Inc. * (Computers)	4,095	245,331
Dun & Bradstreet Corp. * (Software)	4,680	313,372
Duquesne Light Holdings, Inc. (Electric)	5,265	85,925
Dycom Industries, Inc. * (Engineering & Construction)	2,925	64,350
Eaton Vance Corp. (Diversified Financial Services)	8,775	240,084
Education Management Corp. * (Commercial Services)	4,680	156,827
Edwards (A.G.), Inc. (Diversified Financial Services)	5,265	246,718
Edwards Lifesciences Corp. * (Healthcare-Products)	4,095	170,393
Emmis Communications Corp. * (Media)	2,340	46,589
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,680	233,018
Energy East Corp. (Electric)	9,945	226,746
Ensco International, Inc. (Oil & Gas)	11,115	492,950
Entercom Communications Corp. * (Media)	2,340	69,428
Equitable Resources, Inc. (Pipelines)	8,190	300,491
Everest Re Group, Ltd. (Insurance)	4,095	410,932
Expeditors International of Washington, Inc. (Transportation)	7,020	473,920
F5 Networks, Inc. * (Internet)	2,925	167,281
Fair Isaac Corp. (Software)	4,680	206,716
Fairchild Semiconductor International, Inc. * (Semiconductors)	8,190	138,493
Fastenal Co. (Distribution/Wholesale)	8,190	320,966
Federal Signal Corp. (Miscellaneous Manufacturing)	3,510	52,685
Ferro Corp. (Chemicals)	2,925	54,873
Fidelity National Financial, Inc. (Insurance)	11,700	430,442
First American Financial Corp. (Insurance)	6,435	291,506
FirstMerit Corp. (Banks)	5,850	151,574
Flowserve Corp. * (Machinery-Diversified)	3,510	138,856
FMC Corp. * (Chemicals)	2,340	124,418
FMC Technologies, Inc. * (Oil & Gas Services)	4,680	200,866
Foot Locker, Inc. (Retail)	11,115	262,203
Forest Oil Corp. * (Oil & Gas)	4,095	186,609
Furniture Brands International, Inc. (Home Furnishings)	3,510	78,378
GameStop Corp. * (Retail)	4,095	130,303
Gartner Group, Inc. * (Commercial Services)	4,095	52,826
GATX Corp. (Trucking & Leasing)	3,510	126,641
Gen-Probe, Inc. * (Healthcare-Products)	3,510	171,253
Gentex Corp. (Electronics)	10,530	205,335
Glatfelter (Forest Products & Paper)	2,925	41,506
Graco, Inc. (Machinery-Diversified)	4,680	170,726
Granite Construction, Inc. (Engineering & Construction)	2,340	84,029
Grant Prideco, Inc. * (Oil & Gas Services)	8,775	387,153
Great Plains Energy, Inc. (Electric)	5,265	147,209
Greater Bay Bancorp (Banks)	3,510	89,926
GTECH Holdings Corp. (Entertainment)	8,775	278,519
Hanover Compressor Co. * (Oil & Gas Services)	6,435	90,798
Hanover Insurance Group, Inc. (Insurance)	3,510	146,613
Harman International Industries, Inc. (Home Furnishings)	4,680	457,938
Harris Corp. (Telecommunications)	9,360	402,573
Harsco Corp. (Miscellaneous Manufacturing)	2,925	197,467
Harte-Hanks, Inc. (Advertising)	4,095	108,067
Hawaiian Electric Industries, Inc. (Electric)	5,850	151,515
HCC Insurance Holdings, Inc. (Insurance)	7,605	225,716
Health Net, Inc. * (Healthcare-Services)	7,605	392,038
Helmerich & Payne, Inc. (Oil & Gas)	3,510	217,304
Henry Schein, Inc. * (Healthcare-Products)	5,850	255,294
Herman Miller, Inc. (Office Furnishings)	4,680	131,929
Highwoods Properties, Inc. (REIT)	3,510	99,860
Hillenbrand Industries, Inc. (Healthcare-Products)	4,095	202,334
HNI Corp. (Office Furnishings)	3,510	192,805
Horace Mann Educators Corp. (Insurance)	2,925	55,458
Hormel Foods Corp. (Food)	5,265	172,060
Hospitality Properties Trust (REIT)	4,680	187,668
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	2,340	116,158
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,095	184,766
IDACORP, Inc. (Electric)	2,925	85,703
Imation Corp. (Computers)	2,340	107,804
INAMED Corp. * (Healthcare-Products)	2,340	205,171
Independence Community Bank Corp. (Savings & Loans)	5,265	209,178
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,680	182,614
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	7,605	151,568
Integrated Device Technology, Inc. * (Semiconductors)	14,040	185,047
International Rectifier Corp. * (Semiconductors)	5,265	167,954
International Speedway Corp. (Entertainment)	2,340	112,086
Intersil Corp.—Class A (Semiconductors)	11,115	276,541
Intuitive Surgical, Inc. * (Healthcare-Products)	2,340	274,412
Investors Financial Services Corp. (Banks)	4,680	172,364
Invitrogen Corp. * (Biotechnology)	3,510	233,907
ITT Educational Services, Inc. * (Commercial Services)	2,340	138,317
IVAX Corp. * (Pharmaceuticals)	14,625	458,201
J.B. Hunt Transport Services, Inc. (Transportation)	8,190	185,422
Jack Henry & Associates, Inc. (Computers)	5,265	100,456
Jacobs Engineering Group, Inc. * (Engineering & Construction)	4,095	277,928
Jefferies Group, Inc. (Diversified Financial Services)	3,510	157,880
JetBlue Airways Corp. * (Airlines)	9,360	143,956
JM Smucker Co. (Food)	4,095	180,180
Joy Global, Inc. (Machinery-Construction & Mining)	8,190	327,600

See accompanying notes to the financial statements.

106

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Kelly Services, Inc.—Class A (Commercial Services)	1,170	$30,677
KEMET Corp. * (Electronics)	5,850	41,360
Kennametal, Inc. (Hand/Machine Tools)	2,925	149,292
Korn/Ferry International * (Commercial Services)	2,925	54,668
LaBranche & Co., Inc. * (Diversified Financial Services)	4,095	41,400
Lam Research Corp. * (Semiconductors)	9,360	333,964
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,755	65,023
Lattice Semiconductor Corp. * (Semiconductors)	8,190	35,381
Laureate Education, Inc. * (Commercial Services)	3,510	184,310
Lear Corp. (Auto Parts & Equipment)	4,680	133,193
Lee Enterprises, Inc. (Media)	2,925	107,962
Legg Mason, Inc. (Diversified Financial Services)	8,190	980,260
Leucadia National Corp. (Holding Companies-Diversified)	5,850	277,641
Liberty Property Trust (REIT)	5,850	250,673
LifePoint Hospitals, Inc. * (Healthcare-Services)	4,095	153,563
Lincare Holdings, Inc. * (Healthcare-Services)	7,020	294,208
Longview Fibre Co. (Forest Products & Paper)	3,510	73,043
Lubrizol Corp. (Chemicals)	4,680	203,252
Lyondell Chemical Co. (Chemicals)	14,625	348,368
Mack-Cali Realty Corp. (REIT)	4,095	176,904
Macrovision Corp. * (Entertainment)	3,510	58,722
Manpower, Inc. (Commercial Services)	5,850	272,025
Martek Biosciences Corp. * (Biotechnology)	2,340	57,587
Martin Marietta Materials (Building Materials)	2,925	224,406
McAfee, Inc. * (Internet)	11,700	317,421
McDATA Corp.—Class A * (Computers)	10,530	40,014
MDU Resources Group, Inc. (Electric)	8,190	268,141
Media General, Inc.—Class A (Media)	1,755	88,979
MEMC Electronic Materials, Inc. * (Semiconductors)	11,700	259,389
Mentor Graphics Corp. * (Computers)	5,265	54,440
Mercantile Bankshares Corp. (Banks)	5,850	330,174
Mercury General Corp. (Insurance)	2,340	136,235
Michaels Stores, Inc. (Retail)	9,360	331,062
Micrel, Inc. * (Semiconductors)	4,680	54,288
Microchip Technology, Inc. (Semiconductors)	14,625	470,193
Millennium Pharmaceuticals, Inc. * (Biotechnology)	21,060	204,282
Mine Safety Appliances Co. (Environmental Control)	1,755	63,549
Minerals Technologies, Inc. (Chemicals)	1,170	65,391
Modine Manufacturing Co. (Auto Parts & Equipment)	2,340	76,261
Mohawk Industries, Inc. * (Textiles)	3,510	305,300
Moneygram International, Inc. (Software)	5,850	152,568
MPS Group, Inc. * (Commercial Services)	7,020	95,963
MSC Industrial Direct Co.—Class A (Retail)	3,510	141,172
National Fuel Gas Co. (Pipelines)	5,850	182,462
National Instruments Corp. (Computers)	3,510	112,496
Navigant Consulting Co. * (Commercial Services)	3,510	77,150
New Plan Excel Realty Trust, Inc. (REIT)	7,020	162,724
New York Community Bancorp (Savings & Loans)	16,380	270,598
Newfield Exploration Co. * (Oil & Gas)	8,775	439,364
Newport Corp. * (Telecommunications)	2,925	39,605
Noble Energy, Inc. (Oil & Gas)	12,285	495,087
Nordson Corp. (Machinery-Diversified)	2,340	94,793
Northeast Utilities System (Electric)	9,945	195,817
NSTAR (Electric)	7,605	218,264
O’Reilly Automotive, Inc. * (Retail)	7,605	243,436
OGE Energy Corp. (Electric)	6,435	172,394
Ohio Casualty Corp. (Insurance)	4,680	132,538
Old Republic International Corp. (Insurance)	12,870	337,966
Olin Corp. (Chemicals)	5,265	103,615
Omnicare, Inc. (Pharmaceuticals)	8,190	468,632
ONEOK, Inc. (Gas)	6,435	171,364
Outback Steakhouse, Inc. (Retail)	4,680	194,735
Pacific Sunwear of California, Inc. * (Retail)	5,265	131,204
Packaging Corp. of America (Packaging & Containers)	4,680	107,406
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,340	73,336
Patterson-UTI Energy, Inc. (Oil & Gas)	11,700	385,515
Payless ShoeSource, Inc. * (Retail)	4,680	117,468
Peabody Energy Corp. (Coal)	9,360	771,451
Pentair, Inc. (Miscellaneous Manufacturing)	7,020	242,329
Pepco Holdings, Inc. (Electric)	12,870	287,902
PepsiAmericas, Inc. (Beverages)	4,095	95,250
Perrigo Co. (Pharmaceuticals)	5,850	87,224
Petsmart, Inc. (Retail)	9,945	255,189
Pier 1 Imports, Inc. (Retail)	7,020	61,285
Pioneer Natural Resources Co. (Oil & Gas)	8,775	449,894
Plains Exploration & Production Co. * (Oil & Gas)	5,265	209,178
Plantronics, Inc. (Telecommunications)	3,510	99,333
Plexus Corp. * (Electronics)	2,925	66,515
PMI Group, Inc. (Insurance)	6,435	264,285
PNM Resources, Inc. (Electric)	4,680	114,613
Pogo Producing Co. (Oil & Gas)	4,095	203,972
Polo Ralph Lauren Corp. (Apparel)	4,095	229,893
Polycom, Inc. * (Telecommunications)	7,020	107,406
Potlatch Corp. (Forest Products & Paper)	1,755	89,470
Powerwave Technologies, Inc. * (Telecommunications)	7,605	95,595
Precision Castparts Corp. (Metal Fabricate/Hardware)	9,360	484,941
Pride International, Inc. * (Oil & Gas)	11,115	341,786
Protective Life Corp. (Insurance)	4,680	204,844
Protein Design Labs, Inc. * (Biotechnology)	7,605	216,134
Puget Energy, Inc. (Electric)	8,190	167,240
Quanta Services, Inc. * (Commercial Services)	8,190	107,862
Questar Corp. (Pipelines)	5,850	442,844
Quicksilver Resources, Inc. * (Oil & Gas)	4,680	196,607
Radian Group, Inc. (Insurance)	5,850	342,752
Raymond James Financial Corp. (Diversified Financial Services)	4,095	154,259
Rayonier, Inc. (Forest Products & Paper)	5,265	209,810
Reader’s Digest Association, Inc. (Media)	7,020	106,844
Regency Centers Corp. (REIT)	4,680	275,886
Regis Corp. (Retail)	2,925	112,817
Renal Care Group, Inc. * (Healthcare-Services)	4,680	221,411
Rent-A-Center, Inc. * (Commercial Services)	4,680	88,265
Republic Services, Inc. (Environmental Control)	8,190	307,534
Reynolds & Reynolds Co. (Computers)	3,510	98,526
RF Micro Devices, Inc. * (Telecommunications)	12,870	69,627
Rollins, Inc. (Commercial Services)	2,340	46,121
Ross Stores, Inc. (Retail)	9,945	287,411
RPM, Inc. (Chemicals)	8,190	142,260
RSA Security, Inc. * (Internet)	4,680	52,556
Ruby Tuesday, Inc. (Retail)	4,095	106,020
Ruddick Corp. (Food)	2,340	49,795
Saks, Inc. * (Retail)	9,360	157,810
SanDisk Corp. * (Computers)	11,115	698,243
SCANA Corp. (Electric)	7,605	299,484
Scholastic Corp. * (Media)	2,925	83,392
SEI Investments Co. (Software)	4,095	151,515
Semtech Corp. * (Semiconductors)	5,265	96,139
Sensient Technologies Corp. (Chemicals)	3,510	62,829
Sepracor, Inc. * (Pharmaceuticals)	7,020	362,232
Sequa Corp.—Class A * (Aerospace/Defense)	585	40,394
Sierra Pacific Resources * (Electric)	12,870	167,825
Silicon Laboratories, Inc. * (Semiconductors)	2,925	107,231
Smith International, Inc. (Oil & Gas Services)	14,040	521,024
Smithfield Foods, Inc. * (Food)	6,435	196,911
Sonoco Products Co. (Packaging & Containers)	7,020	206,388
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	2,925	53,703
Southwestern Energy Co. * (Oil & Gas)	10,530	378,448
SPX Corp. (Miscellaneous Manufacturing)	4,680	214,204
SRA International, Inc.—Class A * (Computers)	2,340	71,464

See accompanying notes to the financial statements.

107

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

StanCorp Financial Group, Inc. (Insurance)	3,510	$175,325
Steel Dynamics, Inc. (Iron/Steel)	2,925	103,867
Stericycle, Inc. * (Environmental Control)	2,925	172,224
STERIS Corp. (Healthcare-Products)	4,680	117,094
SVB Financial Group * (Banks)	2,340	109,606
Swift Transportation Co., Inc. * (Transportation)	3,510	71,253
Sybase, Inc. * (Software)	6,435	140,669
Synopsys, Inc. * (Computers)	9,945	199,497
TCF Financial Corp. (Banks)	7,605	206,400
Tech Data Corp. * (Distribution/Wholesale)	3,510	139,277
Techne Corp. * (Healthcare-Products)	2,925	164,239
Tecumseh Products Co. (Machinery-Diversified)	1,170	26,805
Teleflex, Inc. (Miscellaneous Manufacturing)	2,925	190,067
Telephone & Data Systems, Inc. (Telecommunications)	7,020	252,930
Texas Regional Bancshares, Inc.—Class A (Banks)	2,925	82,778
The Brink’s Co. (Miscellaneous Manufacturing)	4,095	196,191
The Colonial BancGroup, Inc. (Banks)	10,530	250,825
The Corporate Executive Board Co. (Commercial Services)	2,925	262,373
The Macerich Co. (REIT)	4,095	274,938
The Ryland Group, Inc. (Home Builders)	2,925	210,980
The Scotts Co.—Class A (Household Products/Wares)	2,925	132,327
The Timberland Co.—Class A * (Apparel)	3,510	114,251
Thomas & Betts Corp. * (Electronics)	3,510	147,280
Thor Industries, Inc. (Home Builders)	2,340	93,764
Tidewater, Inc. (Oil & Gas Services)	4,095	182,064
Timken Co. (Metal Fabricate/Hardware)	5,850	187,317
Toll Brothers, Inc. * (Home Builders)	8,190	283,701
Tootsie Roll Industries, Inc. (Food)	1,755	50,772
Transaction Systems Architect, Inc. * (Software)	2,340	67,369
Triad Hospitals, Inc. * (Healthcare-Services)	5,850	229,496
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,925	128,905
TriQuint Semiconductor, Inc. * (Semiconductors)	9,945	44,255
Tupperware Corp. (Household Products/Wares)	3,510	78,624
United Dominion Realty Trust, Inc. (REIT)	9,360	219,398
United Rentals, Inc. * (Commercial Services)	4,680	109,465
Unitrin, Inc. (Insurance)	2,925	131,771
Universal Corp. (Agriculture)	1,755	76,097
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,510	164,057
Urban Outfitters, Inc. * (Retail)	8,190	207,289
UTStarcom, Inc. * (Telecommunications)	7,020	56,581
Valassis Communications, Inc. * (Commercial Services)	3,510	102,036
Valeant Pharmaceuticals International (Pharmaceuticals)	6,435	116,345
Valspar Corp. (Chemicals)	7,020	173,183
Varian Medical Systems, Inc. * (Healthcare-Products)	8,775	441,733
Varian, Inc. * (Electronics)	2,340	93,109
VCA Antech, Inc. * (Pharmaceuticals)	5,850	164,970
Vectren Corp. (Gas)	5,265	142,997
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,435	178,056
Vishay Intertechnology, Inc. * (Electronics)	12,870	177,091
W.R. Berkley Corp. (Insurance)	7,605	362,149
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,850	122,675
Washington Federal, Inc. (Savings & Loans)	5,850	134,492
Washington Post Co.—Class B (Media)	585	447,525
Webster Financial Corp. (Banks)	3,510	164,619
Weingarten Realty Investors (REIT)	5,265	199,070
Werner Enterprises, Inc. (Transportation)	3,510	69,147
Westamerica Bancorp (Banks)	2,340	124,184
Westar Energy, Inc. (Electric)	5,850	125,775
Western Digital Corp. * (Computers)	14,625	272,171
Western Gas Resources, Inc. (Pipelines)	4,095	192,834
Westwood One, Inc. (Media)	4,680	76,284
WGL Holdings, Inc. (Gas)	3,510	105,511
Williams Sonoma, Inc. * (Retail)	8,190	353,398
Wilmington Trust Corp. (Banks)	4,680	182,099
Wind River Systems, Inc. * (Software)	5,265	77,764
Wisconsin Energy Corp. (Electric)	8,190	319,900
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,680	89,903
WPS Resources Corp. (Electric)	2,925	161,782
Yellow Roadway Corp. * (Transportation)	4,095	182,678
Zebra Technologies Corp. * (Machinery-Diversified)	4,680	200,538

TOTAL COMMON STOCKS (Cost $62,494,369)		74,676,806

Repurchase Agreements (19.4%)
	Principal
	Amount

UBS **, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $17,055,103 (Collateralized by $17,251,000 various U.S. Government Agency Obligations, 4.375% - 4.875%, 10/15/06-3/15/07, market value $17,389,596)	$17,048,000	17,048,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,048,000)		17,048,000

TOTAL INVESTMENT SECURITIES (Cost $79,542,369)—104.6%		91,724,806
Net other assets (liabilities)—(4.6)%		(4,007,406)

NET ASSETS—100.0%		$87,717,400

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $61,569,400)	166	$(399,147)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $20,028,600)	270	8,235

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $45,742,472)	61,977	(75,249)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $14,396,809)	19,507	(119,608)

See accompanying notes to the financial statements.

108

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2005

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Aerospace/Defense	0.2%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.4%
Auto Parts & Equipment	0.6%
Banks	3.7%
Beverages	0.1%
Biotechnology	1.5%
Building Materials	0.3%
Chemicals	2.4%
Coal	1.3%
Commercial Services	3.4%
Computers	3.8%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.7%
Electric	4.4%
Electrical Components & Equipment	0.7%
Electronics	1.7%
Engineering & Construction	0.5%
Entertainment	0.5%
Environmental Control	0.6%
Food	1.1%
Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.2%
Healthcare-Products	3.3%
Healthcare-Services	2.2%
Holding Companies-Diversified	0.3%
Home Builders	1.0%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Insurance	5.1%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	0.2%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.8%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	2.0%
Office Furnishings	0.4%
Oil & Gas	4.8%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	2.8%
Pipelines	1.3%
Real Estate Investment Trust	2.8%
Retail	7.7%
Savings & Loans	0.9%
Semiconductors	2.9%
Software	2.0%
Telecommunications	1.7%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.1%
Water	0.3%
Other ***	14.8%

*** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

109

PROFUNDS VP
ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $62,494,369)	$74,676,806
Repurchase agreements, at cost	17,048,000

Total Investment Securities	91,724,806
Cash	381,162
Segregated cash balances with brokers for futures contracts	3,766,189
Dividends and interest receivable	85,614
Receivable for investments sold	32,947,150
Prepaid expenses	319

Total Assets	128,905,240

Liabilities:
Payable for investments purchased	279,040
Payable for capital shares redeemed	40,032,118
Unrealized depreciation on swap agreements	194,857
Variation margin on futures contracts	469,718
Advisory fees payable	77,928
Management services fees payable	15,586
Administration fees payable	3,699
Administrative services fees payable	50,922
Distribution fees payable	26,361
Trustee fees payable	291
Transfer agency fees payable	2,878
Fund accounting fees payable	4,199
Compliance services fees payable	1,530
Other accrued expenses	28,713

Total Liabilities	41,187,840

Net Assets	$87,717,400

Net Assets consist of:
Capital	$73,005,257
Accumulated net realized gains (losses) on investments	3,115,475
Net unrealized appreciation (depreciation) on investments	11,596,668

Net Assets	$87,717,400

Shares of Beneficial Interest Outstanding	2,312,792

Net Asset Value (offering and redemption price per share)	$37.93

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$733,701
Interest	454,606

Total Investment Income	1,188,307

Expenses:
Advisory fees	536,657
Management services fees	107,332
Administration fees	22,958
Transfer agency fees	23,577
Administrative services fees	351,643
Distribution fees	178,859
Custody fees	48,670
Fund accounting fees	35,371
Trustee fees	916
Compliance services fees	2,281
Other fees	38,885
Recoupment of prior expenses reimbursed by the Advisor	19,198

Total Expenses	1,366,347

Net Investment Income (Loss)	(178,040)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,356,851
Net realized gains (losses) on futures contracts	4,361,848
Net realized gains (losses) on swap agreements	4,672,455
Change in net unrealized appreciation/depreciation on investments	104,493

Net Realized and Unrealized Gains (Losses) on Investments	11,495,647

Change in Net Assets Resulting from Operations	$11,317,607

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(178,040)	$(357,529)
Net realized gains (losses) on investments	11,391,154	4,236,937
Change in net unrealized appreciation/depreciation on investments	104,493	6,164,680

Change in net assets resulting from operations	11,317,607	10,044,088

Distributions to Shareholders From:
Net realized gains on investments	(6,867,757)	(3,586,548)

Change in net assets resulting from distributions	(6,867,757)	(3,586,548)

Capital Transactions:
Proceeds from shares issued	663,567,995	724,414,624
Dividends reinvested	6,867,757	3,586,548
Cost of shares redeemed	(675,631,023)	(684,649,279)

Change in net assets resulting from capital transactions	(5,195,271)	43,351,893

Change in net assets	(745,421)	49,809,433
Net Assets:
Beginning of period	88,462,821	38,653,388

End of period	$87,717,400	$88,462,821

Share Transactions:
Issued	18,442,111	23,189,558
Reinvested	187,388	114,733
Redeemed	(18,818,113)	(22,115,193)

Change in shares	(188,614)	1,189,098

See accompanying notes to the financial statements.

111

PROFUNDS VP
ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$35.37	$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.09)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	6.29	8.14	12.34	(12.59)

Total income (loss) from investment activities	6.20	7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	(3.64)	(2.00)	—	—

Net Asset Value, End of Period	$37.93	$35.37	$29.46	$17.32

Total Return	17.89%	27.70%	70.09%	(42.27	)% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.91%	1.94%	2.08%	2.36%
Net expenses (d)	1.91%	1.94%	1.98%	1.98%
Net investment income (loss) (d)	(0.25)%	(0.72)%	(0.88)%	(0.72)%
Supplemental Data:
Net assets, end of period (000’s)	$87,717	$88,463	$38,653	$20,777
Portfolio turnover rate (e)	692%	602%	1,202%	2,654	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

112

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of -0.21%, 1 compared to a return of 4.63% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500,) as those sectors turned in below average performances for the year. Yet, a similar underweight in Energy stocks detracted from the Index’s 2005 performance, as the Energy sector posted a very strong year, in part due to rising prices in oil and natural gas. The index is weighted more heavily toward Industrials and Consumer Cyclicals than the S&P 500, but this overweight did not significantly benefit or detract from the index performance, as these sectors posted unremarkable returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from October 18, 1999 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)

ProFund VP UltraSmall-Cap	(0.21)%	37.66%	6.70%	4.22%

Russell 2000 Index	4.63%	22.21%	8.29%	9.84%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

113

PROFUNDS VP
ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	92%
Swap Agreements	32%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

Russell 2000 - Sector Composition
% of Index

Financial	21.12%
Consumer, Non-cyclical	19.06%
Industrial	13.97%
Consumer, Cyclical	13.14%
Technology	10.63%
Communications	9.44%
Energy	6.26%
Basic Materials	3.73%
Utilities	2.48%
Diversified	0.17%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks (76.6%)
	Shares	Value

3Com Corp. * (Telecommunications)	12,467	$44,881
Aaron Rents, Inc. (Commercial Services)	1,507	31,768
Abgenix, Inc. * (Pharmaceuticals)	3,973	85,459
ABM Industries, Inc. (Commercial Services)	2,055	40,175
Acadia Realty Trust ( REIT)	1,918	38,456
Accredited Home Lenders * (Diversified Financial Services)	548	27,170
Actuant Corp. (Miscellaneous Manufacturing)	1,233	68,801
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,192	69,705
Acxiom Corp. (Software)	2,877	66,170
Adaptec, Inc. * (Telecommunications)	8,220	47,840
ADTRAN, Inc. (Telecommunications)	1,918	57,041
Advance America Cash Advance Centers, Inc. (Commercial Services)	2,055	25,482
Advanta Corp.—Class B (Diversified Financial Services)	1,096	35,554
Advent Software, Inc. * (Software)	1,781	51,489
Advisory Board Co. * (Commercial Services)	685	32,654
ADVO, Inc. (Advertising)	1,096	30,885
Aeroflex, Inc. * (Telecommunications)	3,425	36,819
Aeropostale, Inc. * (Retail)	1,781	46,840
AGCO Corp. * (Machinery-Diversified)	2,740	45,402
Agile Software Corp. * (Internet)	9,316	55,710
AirTran Holdings, Inc. * (Airlines)	3,014	48,315
Alabama National BanCorp (Banks)	411	26,616
Alaska Air Group, Inc. * (Airlines)	1,096	39,149
Albany International Corp.—Class A (Machinery-Diversified)	1,096	39,631
Aleris International, Inc. * (Environmental Control)	1,233	39,752
Alexandria Real Estate Equities, Inc. ( REIT)	685	55,142
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,507	30,517
Alkermes, Inc. * (Pharmaceuticals)	3,836	73,344
ALLETE, Inc. (Electric)	685	30,140
Alliance Gaming Corp. * (Entertainment)	1,781	23,189
Amcore Financial, Inc. (Banks)	1,096	33,329
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,781	32,646
American Healthways, Inc. * (Healthcare-Services)	1,096	49,594
American Home Mortgage Investment Corp. ( REIT)	959	31,235
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,055	36,641
American States Water Co. (Water)	959	29,537
Amli Residential Properties Trust ( REIT)	959	36,490
AmSurg Corp. * (Healthcare-Services)	959	21,923
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,562	142,195
Analogic Corp. (Electronics)	685	32,777
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,370	41,566
Andrx Group * (Pharmaceuticals)	2,055	33,846
Angelica Corp. (Textiles)	1,507	24,926
Anixter International, Inc. (Telecommunications)	1,370	53,594
ANSYS, Inc. * (Software)	1,507	64,333
Anteon International Corp. * (Computers)	959	52,122
Anthracite Capital, Inc. ( REIT)	1,918	20,197
Apollo Investment Corp. (Investment Companies)	1,781	31,933
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,192	24,024
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,096	36,924
Applied Micro Circuits Corp. * (Semiconductors)	13,426	34,505
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,370	33,031
aQuantive, Inc. * (Internet)	2,055	51,868
Aquila, Inc. * (Electric)	8,083	29,099
Arbitron, Inc. (Commercial Services)	1,096	41,626
Argonaut Group, Inc. * (Insurance)	1,370	44,895
Arkansas Best Corp. (Transportation)	1,096	47,873
Armor Holdings, Inc. * (Aerospace/Defense)	1,096	46,744
Arris Group, Inc. * (Telecommunications)	4,110	38,922
Arrow Financial Corp. (Banks)	1,507	39,408
ArthroCare Corp. * (Healthcare-Products)	959	40,412
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,192	31,543
Atmel Corp. * (Semiconductors)	15,755	48,683
ATMI, Inc. * (Semiconductors)	1,370	38,319
Atwood Oceanics, Inc. * (Oil & Gas)	685	53,451
Audiovox Corp.—Class A * (Telecommunications)	2,192	30,381
Aviall, Inc. * (Distribution/Wholesale)	1,096	31,565
Avista Corp. (Electric)	2,329	41,247
Avocent Corp. * (Internet)	2,055	55,875
Axcelis Technologies, Inc. * (Semiconductors)	4,247	20,258
Aztar Corp. * (Lodging)	1,096	33,307
Baldor Electric Co. (Hand/Machine Tools)	1,644	42,169
BancorpSouth, Inc. (Banks)	1,918	42,330

See accompanying notes to the financial statements.

114

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Bandag, Inc. (Auto Parts & Equipment)	822	$35,075
Bank Mutual Corp. (Banks)	3,699	39,209
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	2,192	30,688
BankUnited Financial Corp.—Class A (Savings & Loans)	1,507	40,041
Banner Corp. (Banks)	1,096	34,195
Banta Corp. (Commercial Services)	1,096	54,581
Barnes Group, Inc. (Miscellaneous Manufacturing)	822	27,126
BE Aerospace, Inc. * (Aerospace/Defense)	1,918	42,196
BearingPoint, Inc. * (Commercial Services)	5,617	44,150
Belden, Inc. (Electrical Components & Equipment)	1,918	46,857
Benchmark Electronics, Inc. * (Electronics)	1,781	59,895
Berry Petroleum Co.—Class A (Oil & Gas)	685	39,182
Beverly Enterprises, Inc. * (Healthcare-Services)	3,288	38,371
Big Lots, Inc. * (Retail)	3,699	44,425
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	548	35,861
BioMed Realty Trust, Inc. ( REIT)	1,370	33,428
Biosite Diagnostics, Inc. * (Healthcare-Products)	685	38,559
Black Box Corp. (Telecommunications)	822	38,946
Black Hills Corp. (Electric)	959	33,191
Blockbuster, Inc.—Class A (Retail)	5,617	21,064
Blyth, Inc. (Household Products/Wares)	822	17,221
Bob Evans Farms, Inc. (Retail)	1,644	37,911
Boston Private Financial Holdings, Inc. (Banks)	1,507	45,843
Bowater, Inc. (Forest Products & Paper)	1,644	50,503
Bowne & Co., Inc. (Commercial Services)	2,466	36,595
Brady Corp.—Class A (Electronics)	1,370	49,567
Brandywine Realty Trust ( REIT)	1,370	38,237
Briggs & Stratton Corp. (Machinery-Diversified)	1,781	69,085
Bright Horizons Family Solutions, Inc. * (Commercial Services)	822	30,455
Brocade Communications Systems, Inc. * (Computers)	8,905	36,243
Brookline Bancorp, Inc. (Savings & Loans)	2,466	34,943
Brooks Automation, Inc. * (Semiconductors)	1,781	22,316
Brown Shoe Co., Inc. (Retail)	822	34,877
sBucyrus International, Inc.—Class A (Machinery-Construction & Mining)	822	43,319
Building Materials Holding Corp. (Distribution/Wholesale)	411	28,034
Cabot Microelectronics Corp. * (Chemicals)	822	24,109
Cabot Oil & Gas Corp. (Oil & Gas)	1,507	67,966
Cal Dive International, Inc. * (Oil & Gas Services)	2,740	98,338
California Water Service Group (Water)	822	31,425
Callaway Golf Co. (Leisure Time)	2,603	36,026
Cambrex Corp. (Biotechnology)	2,192	41,144
CARBO Ceramics, Inc. (Oil & Gas Services)	548	30,973
Carpenter Technology Corp. (Iron/Steel)	822	57,926
Carter’s, Inc. * (Apparel)	548	32,250
Cascade Bancorp (Banks)	1,644	37,828
Cascade Natural Gas Corp. (Gas)	1,644	32,074
Casey’s General Stores, Inc. (Retail)	2,466	61,157
Catalina Marketing Corp. (Advertising)	1,644	41,675
Cathay Bancorp, Inc. (Banks)	1,507	54,162
CEC Entertainment, Inc. * (Retail)	1,096	37,308
Centene Corp. * (Healthcare-Services)	1,370	36,017
Central Garden & Pet Co. * (Household Products/Wares)	822	37,763
Central Pacific Financial Corp. (Banks)	822	29,526
CH Energy Group, Inc. (Electric)	548	25,153
Champion Enterprises, Inc. * (Home Builders)	3,014	41,051
Charming Shoppes, Inc. * (Retail)	4,384	57,869
Chattem, Inc. * (Cosmetics/Personal Care)	822	29,913
Checkpoint Systems, Inc. * (Electronics)	2,466	60,787
Chemed Corp. (Commercial Services)	822	40,837
Chemical Financial Corp. (Banks)	959	30,458
Cheniere Energy, Inc. * (Oil & Gas)	1,370	50,991
Chiquita Brands International, Inc. (Food)	1,096	21,931
Chittenden Corp. (Banks)	1,370	38,100
Ciber, Inc. * (Computers)	4,932	32,551
CIENA Corp. * (Telecommunications)	17,673	52,489
Cimarex Energy Co. * (Oil & Gas)	2,329	100,171
Cincinnati Bell, Inc. * (Telecommunications)	10,275	36,065
Citizens Banking Corp. (Banks)	1,507	41,819
City Holding Co. (Banks)	822	29,551
CKE Restaurants, Inc. (Retail)	2,329	31,465
Clarcor, Inc. (Miscellaneous Manufacturing)	1,507	44,773
CLECO Corp. (Electric)	1,781	37,134
Cleveland-Cliffs, Inc. (Iron/Steel)	685	60,670
CMGI, Inc. * (Internet)	15,207	23,115
CNET Networks, Inc. * (Internet)	5,343	78,488
Coca-Cola Bottling Co. Consolidated (Beverages)	822	35,346
Coeur d’Alene Mines Corp. * (Mining)	8,768	35,072
Cognex Corp. (Machinery-Diversified)	1,781	53,590
Coherent, Inc. * (Electronics)	1,370	40,662
Coldwater Creek, Inc. * (Retail)	1,233	37,643
Colonial Properties Trust ( REIT)	959	40,259
Columbia Banking System, Inc. (Banks)	1,507	43,025
Commercial Capital Bancorp, Inc. (Savings & Loans)	1,644	28,145
Commercial Metals Co. (Metal Fabricate/Hardware)	1,918	72,002
Commercial NET Lease Realty ( REIT)	1,370	27,907
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	685	23,132
Commscope, Inc. * (Telecommunications)	2,329	46,883
Community Bank System, Inc. (Banks)	1,370	30,894
Comstock Resources, Inc. * (Oil & Gas)	1,781	54,338
Comtech Telecommunications Corp. * (Telecommunications)	822	25,104
CONMED Corp. * (Healthcare-Products)	1,096	25,931
Consolidated Graphics, Inc. * (Commercial Services)	959	45,399
Continental Airlines, Inc.—Class B * (Airlines)	1,781	37,935
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	2,192	33,581
Corinthian Colleges, Inc. * (Commercial Services)	2,740	32,277
Corn Products International, Inc. (Food)	2,055	49,094
Corporate Office Properties Trust ( REIT)	1,096	38,952
Corrections Corp. of America * (Commercial Services)	1,370	61,609
Corus Bankshares, Inc. (Banks)	548	30,836
CoStar Group, Inc. * (Commercial Services)	822	35,486
Cousins Properties, Inc. ( REIT)	959	27,140
Covanta Holding Corp. * (Energy-Alternate Sources)	1,370	20,632
Cox Radio, Inc.—Class A * (Media)	2,192	30,863
Crane Co. (Miscellaneous Manufacturing)	1,644	57,984
Credence Systems Corp. * (Semiconductors)	3,151	21,931
Cross Country Healthcare, Inc. * (Commercial Services)	1,918	34,102
CSG Systems International, Inc. * (Software)	2,055	45,868
CSK Auto Corp. * (Retail)	2,055	30,989
CTS Corp. (Electronics)	3,151	34,850
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,603	55,314
Cumulus Media, Inc.—Class A * (Media)	3,014	37,404
Curtiss-Wright Corp. (Aerospace/Defense)	959	52,361
CV Therapeutics, Inc. * (Pharmaceuticals)	1,644	40,656
CVB Financial Corp. (Banks)	1,918	38,955
Cyberonics, Inc. * (Healthcare-Products)	548	17,700
Cymer, Inc. * (Electronics)	1,507	53,514
Cypress Semiconductor Corp. * (Semiconductors)	4,384	62,472
Delphi Financial Group, Inc.—Class A (Insurance)	1,096	50,427
Delta & Pine Land Co. (Agriculture)	1,233	28,371
Dendrite International, Inc. * (Software)	2,055	29,613
DeVry, Inc. * (Commercial Services)	1,781	35,620
Diagnostic Products Corp. (Healthcare-Products)	685	33,257
Digital Insight Corp. * (Internet)	1,370	43,867
Digital River, Inc. * (Internet)	1,233	36,669

See accompanying notes to the financial statements.

115

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Digitas, Inc. * (Internet)	3,151	$39,451
Dionex Corp. * (Electronics)	822	40,344
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	822	29,650
Doral Financial Corp. (Diversified Financial Services)	2,466	26,140
Dress Barn, Inc. * (Retail)	1,370	52,896
Drew Industries, Inc. * (Building Materials)	1,644	46,344
DRS Technologies, Inc. (Aerospace/Defense)	822	42,267
DSP Group, Inc. * (Semiconductors)	1,370	34,332
Duquesne Light Holdings, Inc. (Electric)	1,781	29,066
Dycom Industries, Inc. * (Engineering & Construction)	1,644	36,168
Eagle Materials—Class A (Building Materials)	685	83,817
EarthLink, Inc. * (Internet)	4,384	48,706
EastGroup Properties, Inc. ( REIT)	685	30,935
Eclipsys Corp. * (Software)	1,918	36,308
Education Realty Trust, Inc. ( REIT)	2,192	28,255
eFunds Corp. * (Software)	1,781	41,747
EGL, Inc. * (Transportation)	1,370	51,471
El Paso Electric Co. * (Electric)	1,781	37,472
Electronics for Imaging, Inc. * (Computers)	1,781	47,392
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	1,507	30,230
ElkCorp (Building Materials)	822	27,669
EMCOR Group, Inc. * (Engineering & Construction)	822	55,510
Emmis Communications Corp. * (Media)	1,781	35,460
Empire District Electric Co. (Electric)	1,370	27,852
Emulex Corp. * (Semiconductors)	2,603	51,513
Encore Acquisition Co. * (Oil & Gas)	1,781	57,063
Energy Partners, Ltd. * (Oil & Gas)	1,507	32,838
Engineered Support Systems, Inc. (Aerospace/Defense)	1,370	57,048
Entegris, Inc. * (Semiconductors)	3,699	34,845
Entercom Communications Corp. * (Media)	1,507	44,713
Entertainment Properties Trust ( REIT)	959	39,079
Entravision Communications Corp. * (Media)	4,247	30,239
Enzon, Inc. * (Biotechnology)	5,206	38,524
Epicor Software Corp. * (Software)	2,466	34,845
Equinix, Inc. * (Internet)	685	27,921
Equity Inns, Inc. ( REIT)	2,466	33,414
Equity Lifestyle Properties, Inc. ( REIT)	822	36,579
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	822	36,571
Esterline Technologies Corp. * (Aerospace/Defense)	959	35,665
Ethan Allen Interiors, Inc. (Home Furnishings)	1,233	45,041
Euronet Worldwide, Inc. * (Commercial Services)	1,096	30,469
Exar Corp. * (Semiconductors)	3,425	42,881
Exelixis, Inc. * (Biotechnology)	4,658	43,878
F.N.B. Corp. (Banks)	1,918	33,296
FactSet Research Systems, Inc. (Computers)	1,233	50,750
Fairchild Semiconductor International, Inc. * (Semiconductors)	4,110	69,499
Federal Signal Corp. (Miscellaneous Manufacturing)	2,192	32,902
FEI Co. * (Electronics)	1,233	23,637
FelCor Lodging Trust, Inc. ( REIT)	1,644	28,293
Ferro Corp. (Chemicals)	1,644	30,841
Fidelity Bankshares, Inc. (Savings & Loans)	1,507	49,279
Filenet Corp. * (Software)	1,370	35,415
Financial Federal Corp. (Diversified Financial Services)	1,096	48,717
First BanCorp. (Banks)	1,233	15,302
First Charter Corp. (Banks)	1,233	29,173
First Citizens BancShares, Inc.—Class A (Banks)	137	23,896
First Commonwealth Financial Corp. (Banks)	2,055	26,571
First Community Bancorp—Class A (Banks)	685	37,243
First Financial Bancorp (Banks)	1,507	26,403
First Financial Bankshares, Inc. (Banks)	959	33,623
First Financial Holdings, Inc. (Savings & Loans)	1,096	33,669
First Industrial Realty Trust, Inc. ( REIT)	1,096	42,196
First Merchants Corp. (Banks)	1,370	35,620
First Midwest Bancorp, Inc. (Banks)	1,370	48,032
First Niagara Financial Group, Inc. (Savings & Loans)	3,014	43,613
First Republic Bank (Banks)	685	25,352
FirstFed Financial Corp. * (Savings & Loans)	685	37,346
Fisher Communications, Inc. * (Media)	1,096	45,407
Florida East Coast Industries, Inc. (Transportation)	959	40,633
Flowers Foods, Inc. (Food)	1,233	33,981
Flowserve Corp. * (Machinery-Diversified)	1,644	65,037
Flushing Financial Corp. (Savings & Loans)	1,781	27,730
Formfactor, Inc. * (Semiconductors)	1,507	36,816
Forward Air Corp. (Transportation)	959	35,147
Fossil, Inc. * (Household Products/Wares)	1,781	38,309
Foundry Networks, Inc. * (Telecommunications)	5,069	70,003
Franklin Bank Corp. Houston * (Savings & Loans)	1,644	29,576
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,096	43,336
Fremont General Corp. (Banks)	2,329	54,103
Frontier Financial Corp. (Banks)	1,781	56,992
Frontier Oil Corp. (Oil & Gas)	1,644	61,699
FTI Consulting, Inc. * (Commercial Services)	1,507	41,352
Fuller (H.B.) Co. (Chemicals)	1,233	39,542
Furniture Brands International, Inc. (Home Furnishings)	1,644	36,711
G & K Services, Inc. (Textiles)	959	37,641
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	1,096	47,709
GameStop Corp.(New)—Class B * (Retail)	1,507	43,552
Gardner Denver, Inc. * (Machinery-Diversified)	1,096	54,033
Gartner Group, Inc. * (Commercial Services)	2,740	35,346
Gateway, Inc. * (Computers)	10,686	26,822
GATX Corp. (Trucking & Leasing)	1,233	44,487
Gaylord Entertainment Co. * (Lodging)	1,507	65,690
Gemstar-TV Guide International, Inc. * (Media)	6,850	17,879
GenCorp, Inc. * (Aerospace/Defense)	1,781	31,613
General Communication, Inc.—Class A * (Telecommunications)	3,151	32,550
Genesco, Inc. * (Retail)	1,096	42,514
Genesee & Wyoming, Inc.—Class A * (Transportation)	1,096	41,155
Genesis Healthcare Corp. * (Healthcare-Services)	548	20,013
Genesis Microchip, Inc. * (Semiconductors)	1,507	27,262
Georgia Gulf Corp. (Chemicals)	1,233	37,508
Glacier Bancorp, Inc. (Banks)	1,370	41,169
Glimcher Realty Trust ( REIT)	959	23,323
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,370	47,444
Gold Banc Corp., Inc. (Banks)	2,740	49,923
Gold Kist, Inc. * (Food)	1,507	22,530
Golden Telecom, Inc. (Telecommunications)	1,096	28,452
Granite Construction, Inc. (Engineering & Construction)	959	34,438
Greater Bay Bancorp (Banks)	1,644	42,119
Greif Brothers Corp.—Class A (Packaging & Containers)	822	54,482
Grey Wolf, Inc. * (Oil & Gas)	6,439	49,773
Griffon Corp. * (Miscellaneous Manufacturing)	1,644	39,144
Group 1 Automotive, Inc. * (Retail)	1,644	51,671
Guitar Center, Inc. * (Retail)	822	41,108
Haemonetics Corp. * (Healthcare-Products)	822	40,163
Hancock Holding Co. (Banks)	959	36,260
Hanover Compressor Co. * (Oil & Gas Services)	2,877	40,594
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,096	40,607
Harland (John H.) Co. (Household Products/Wares)	1,507	56,663
Harleysville National Corp. (Banks)	1,096	20,934
Headwaters, Inc. * (Energy-Alternate Sources)	1,370	48,553
Heartland Express, Inc. (Transportation)	1,644	33,357
HEICO Corp. (Aerospace/Defense)	1,781	46,092
Hercules, Inc. * (Chemicals)	3,973	44,894
Heritage Property Investment Trust ( REIT)	685	22,879

See accompanying notes to the financial statements.

116

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Herley Industries, Inc. * (Aerospace/Defense)	2,466	$40,714
Hibbett Sporting Goods, Inc. * (Retail)	1,644	46,821
Highwoods Properties, Inc. ( REIT)	1,370	38,977
Hilb, Rogal, & Hobbs Co. (Insurance)	959	36,931
Holly Corp. (Oil & Gas)	822	48,391
Hologic, Inc. * (Healthcare-Products)	1,370	51,950
Home Properties of New York, Inc. ( REIT)	822	33,538
Horace Mann Educators Corp. (Insurance)	1,781	33,768
Hot Topic, Inc. * (Retail)	1,507	21,475
Houston Exploration Co. * (Oil & Gas)	959	50,635
Hudson United Bancorp (Banks)	1,233	51,391
Hughes Supply, Inc. (Distribution/Wholesale)	2,192	78,583
Human Genome Sciences, Inc. * (Biotechnology)	4,384	37,527
Hutchinson Technology, Inc. * (Computers)	822	23,386
Hydril Co. * (Oil & Gas Services)	822	51,457
IBERIABANK Corp. (Banks)	548	27,953
ICOS Corp. * (Biotechnology)	2,603	71,922
IDACORP, Inc. (Electric)	1,370	40,141
IDT Corp.—Class B * (Telecommunications)	2,329	27,249
IDX Systems Corp. * (Software)	1,644	72,203
IHOP Corp. (Retail)	822	38,560
IKON Office Solutions, Inc. (Office/Business Equipment)	3,562	37,080
Imation Corp. (Computers)	1,096	50,493
Immucor, Inc. * (Healthcare-Products)	1,370	32,003
IMPAC Mortgage Holdings, Inc. ( REIT)	1,918	18,048
Impax Laboratories, Inc. * (Pharmaceuticals)	1,918	20,523
Independent Bank Corp.—Massachusetts (Banks)	1,096	31,269
Independent Bank Corp.—Michigan (Banks)	1,096	29,844
Infinity Property & Casualty Corp. (Insurance)	959	35,684
Informatica Corp. * (Software)	3,699	44,388
Infospace, Inc. * (Internet)	1,096	28,299
Inland Real Estate Corp. ( REIT)	1,781	26,341
Insight Enterprises, Inc. * (Retail)	2,329	45,672
Integra LifeSciences Holdings * (Biotechnology)	1,096	38,864
Integrated Device Technology, Inc. * (Semiconductors)	3,973	52,364
Interdigital Communications Corp. * (Telecommunications)	1,781	32,628
Intergraph Corp. * (Computers)	959	47,768
Intermagnetics General Corp. * (Electrical Components & Equipment)	1,370	43,703
Internet Security Systems, Inc. * (Internet)	1,644	34,442
Intuitive Surgical, Inc. * (Healthcare-Products)	1,096	128,529
Invacare Corp. (Healthcare-Products)	959	30,199
Investment Technology Group, Inc. * (Diversified Financial Services)	1,644	58,263
Itron, Inc. * (Electronics)	822	32,913
J2 Global Communications, Inc. * (Internet)	959	40,988
Jack Henry & Associates, Inc. (Computers)	2,740	52,279
Jack in the Box, Inc. * (Retail)	1,370	47,854
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,370	37,963
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	2,877	24,167
Jarden Corp. * (Household Products/Wares)	1,370	41,306
JLG Industries, Inc. (Machinery-Construction & Mining)	1,507	68,810
Jo-Ann Stores, Inc. * (Retail)	1,096	12,933
Jones Lang LaSalle, Inc. (Real Estate)	959	48,286
Journal Register Co. (Media)	2,603	38,915
K-Swiss, Inc.—Class A (Apparel)	1,096	35,554
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,918	39,511
Kansas City Southern Industries, Inc. * (Transportation)	2,466	60,244
Kaydon Corp. (Metal Fabricate/Hardware)	1,507	48,435
KCS Energy, Inc. * (Oil & Gas)	2,329	56,408
Keane, Inc. * (Software)	2,877	31,676
Kellwood Co. (Apparel)	1,918	45,802
Kelly Services, Inc.—Class A (Commercial Services)	2,055	53,882
KEMET Corp. * (Electronics)	5,206	36,806
Kennametal, Inc. (Hand/Machine Tools)	1,233	62,931
Kenneth Cole Productions, Inc. (Retail)	1,096	27,948
Keynote Systems, Inc. * (Internet)	3,151	40,490
KFx, Inc. * (Energy-Alternate Sources)	2,055	35,161
Kilroy Realty Corp. ( REIT)	822	50,882
Kimball International, Inc.—Class B (Home Furnishings)	2,877	30,583
Kindred Healthcare, Inc. * (Healthcare-Services)	822	21,175
Kirby Corp. * (Transportation)	822	42,884
KNBT Bancorp, Inc. (Savings & Loans)	3,014	49,098
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	4,658	46,068
Knight Transportation, Inc. (Transportation)	2,055	42,600
Komag, Inc. * (Computers)	1,096	37,987
Kronos, Inc. * (Computers)	1,096	45,879
Kyphon, Inc. * (Healthcare-Products)	1,096	44,750
La Quinta Corp. * (Lodging)	5,206	57,995
La-Z-Boy, Inc. (Home Furnishings)	2,055	27,866
Labor Ready, Inc. * (Commercial Services)	1,781	37,080
Laclede Group, Inc. (Gas)	1,096	32,014
Lakeland Financial Corp. (Banks)	1,370	55,321
Lancaster Colony Corp. (Miscellaneous Manufacturing)	685	25,379
Landauer, Inc. (Commercial Services)	548	25,257
Lasalle Hotel Properties ( REIT)	1,233	45,276
Laserscope * (Healthcare-Products)	685	15,385
LCA-Vision, Inc. (Healthcare-Products)	685	32,544
Lennox International, Inc. (Building Materials)	1,644	46,361
Level 3 Communications, Inc. * (Telecommunications)	20,550	58,979
Lexington Corporate Properties Trust ( REIT)	1,644	35,017
LIFE TIME FITNESS, Inc. * (Leisure Time)	959	36,528
Lin TV Corp.—Class A * (Media)	2,329	25,945
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,233	48,901
Linens ’n Things, Inc. * (Retail)	1,644	43,730
Littelfuse, Inc. * (Electrical Components & Equipment)	1,096	29,866
LKQ Corp. * (Distribution/Wholesale)	822	28,458
Lone Star Technologies, Inc. * (Oil & Gas Services)	959	49,542
Longs Drug Stores Corp. (Retail)	1,096	39,883
Longview Fibre Co. (Forest Products & Paper)	1,644	34,212
M/I Schottenstein Homes, Inc. (Home Builders)	548	22,260
Macdermid, Inc. (Chemicals)	1,233	34,401
Macrovision Corp. * (Entertainment)	1,918	32,088
MAF Bancorp, Inc. (Savings & Loans)	822	34,014
Magellan Health Services, Inc. * (Healthcare-Services)	1,096	34,469
Maguire Properties, Inc. ( REIT)	1,096	33,866
Manhattan Associates, Inc. * (Computers)	1,781	36,475
Manitowoc Co. (Machinery-Diversified)	1,233	61,921
Martek Biosciences Corp. * (Biotechnology)	959	23,601
MascoTech, Inc.(a)* (Auto Parts & Equipment)	1,386	—
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,096	39,905
Maverick Tube Corp. * (Oil & Gas Services)	1,370	54,608
Maximus, Inc. (Commercial Services)	959	35,186
Maxtor Corp. * (Computers)	7,535	52,293
Maytag Corp. (Home Furnishings)	2,466	46,409
MB Financial, Inc. (Banks)	1,096	38,798
Medarex, Inc. * (Pharmaceuticals)	4,110	56,924
Media General, Inc.—Class A (Media)	822	41,675
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,644	52,690
Mentor Corp. (Healthcare-Products)	959	44,191
Mentor Graphics Corp. * (Computers)	2,877	29,748
Mercantile Bank Corp. (Banks)	822	31,647
Mercury Computer Systems, Inc. * (Computers)	1,096	22,610
MeriStar Hospitality Corp. * ( REIT)	3,151	29,619
Methode Electronics, Inc.—Class A (Electronics)	2,466	24,586
MGE Energy, Inc. (Electric)	822	27,874

See accompanying notes to the financial statements.

117

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

MGI Pharma, Inc. * (Pharmaceuticals)	2,329	$39,966
Micrel, Inc. * (Semiconductors)	3,699	42,908
Micros Systems, Inc. * (Computers)	1,233	59,580
Microsemi Corp. * (Semiconductors)	2,192	60,631
MicroStrategy, Inc.—Class A * (Software)	548	45,342
Mid-America Apartment Communities, Inc. ( REIT)	685	33,223
Mid-State Bancshares (Banks)	1,096	29,318
Midas, Inc. * (Commercial Services)	1,370	25,153
Midwest Banc Holdings, Inc. (Banks)	1,781	39,627
Mine Safety Appliances Co. (Environmental Control)	959	34,725
Minerals Technologies, Inc. (Chemicals)	685	38,285
Modine Manufacturing Co. (Auto Parts & Equipment)	1,233	40,183
Monaco Coach Corp. (Home Builders)	1,644	21,865
Moneygram International, Inc. (Software)	2,603	67,885
Moog, Inc.—Class A * (Aerospace/Defense)	1,096	31,104
Movie Gallery, Inc. (Retail)	959	5,380
MPS Group, Inc. * (Commercial Services)	4,384	59,929
MTS Systems Corp. (Computers)	822	28,474
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,233	33,809
Myriad Genetics, Inc. * (Biotechnology)	2,192	45,594
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,055	6,946
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,233	43,377
National Financial Partners (Diversified Financial Services)	1,233	64,794
National Penn Bancshares, Inc. (Banks)	1,781	33,928
National Presto Industries, Inc. (Housewares)	1,507	66,835
Nationwide Health Properties, Inc. ( REIT)	1,781	38,113
Navigant Consulting Co. * (Commercial Services)	1,781	39,146
NBT Bancorp, Inc. (Banks)	1,507	32,536
NBTY, Inc. * (Pharmaceuticals)	1,644	26,715
NCI Building Systems, Inc * (Building Materials)	959	40,738
NCO Group, Inc. * (Commercial Services)	1,507	25,498
Nektar Therapeutics * (Biotechnology)	2,877	47,355
NetBank, Inc. (Internet)	3,973	28,526
NETGEAR, Inc. * (Telecommunications)	1,370	26,373
NetIQ Corp. * (Software)	2,740	33,675
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,644	103,128
New Jersey Resources Corp. (Gas)	822	34,433
NewAlliance Bancshares, Inc. (Savings & Loans)	4,521	65,736
Newcastle Investment Corp. ( REIT)	1,233	30,640
Newpark Resources, Inc. * (Oil & Gas Services)	3,973	30,314
NGP Capital Resources Co. (Investment Companies)	3,562	46,769
NICOR, Inc. (Gas)	685	26,927
Nordson Corp. (Machinery-Diversified)	1,096	44,399
Northwest Natural Gas Co. (Gas)	959	32,779
NorthWestern Corp. (Electric)	959	29,796
Novastar Financial, Inc. ( REIT)	685	19,255
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,288	38,930
Nu Skin Enterprises, Inc. (Retail)	1,781	31,310
Oceaneering International, Inc. * (Oil & Gas Services)	1,507	75,018
Offshore Logistics, Inc. * (Transportation)	1,096	32,003
Ohio Casualty Corp. (Insurance)	1,781	50,438
Oil States International, Inc. * (Oil & Gas Services)	1,644	52,082
Old National Bancorp (Banks)	2,055	44,470
Old Second Bancorp, Inc. (Banks)	1,096	33,505
Olin Corp. (Chemicals)	2,192	43,139
OM Group, Inc. * (Chemicals)	1,096	20,561
OMEGA Healthcare Investors, Inc. ( REIT)	2,466	31,047
OmniVision Technologies, Inc. * (Semiconductors)	2,329	46,487
ON Semiconductor Corp. * (Semiconductors)	5,891	32,577
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,096	31,521
Openwave Systems, Inc. * (Internet)	2,603	45,474
Orbital Sciences Corp. * (Aerospace/Defense)	2,877	36,941
Otter Tail Power Co. (Electric)	1,233	35,732
Owens & Minor, Inc. (Distribution/Wholesale)	1,370	37,716
Oxford Industries, Inc. (Apparel)	822	44,963
P.F. Chang’s China Bistro, Inc. * (Retail)	1,096	54,394
Pacer International, Inc. (Transportation)	1,233	32,132
Pacific Capital Bancorp (Banks)	1,370	48,745
Pacific Sunwear of California, Inc. * (Retail)	2,466	61,453
Palm, Inc. * (Computers)	1,233	39,209
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,233	38,642
Parametric Technology Corp. * (Software)	9,042	55,156
Park Electrochemical Corp. (Electronics)	1,781	46,270
Park National Corp. (Banks)	411	42,185
Parker Drilling Co. * (Oil & Gas)	4,658	50,446
Partners Trust Financial Group, Inc. (Savings & Loans)	2,466	29,715
Payless ShoeSource, Inc. * (Retail)	2,192	55,019
Pediatrix Medical Group, Inc. * (Healthcare-Services)	685	60,670
Peet’s Coffee & Tea, Inc. * (Beverages)	959	29,106
Penn Virginia Corp. (Oil & Gas)	822	47,183
Pennsylvania REIT	959	35,828
Peoples Energy Corp. (Gas)	822	28,828
Pep Boys-Manny, Moe & Jack (Retail)	2,329	34,679
Performance Food Group Co. * (Food)	1,233	34,980
Pericom Semiconductor Corp. * (Semiconductors)	5,343	42,584
Perot Systems Corp.—Class A * (Computers)	3,288	46,492
Perrigo Co. (Pharmaceuticals)	2,877	42,896
PETCO Animal Supplies, Inc. * (Retail)	1,918	42,100
Pharmion Corp. * (Pharmaceuticals)	1,233	21,910
PHH Corp. * (Commercial Services)	1,644	46,065
Phillips-Van Heusen Corp. (Apparel)	1,370	44,388
Photronics, Inc. * (Semiconductors)	1,233	18,569
Pier 1 Imports, Inc. (Retail)	3,288	28,704
Pinnacle Entertainment, Inc. * (Entertainment)	1,918	47,394
Plantronics, Inc. (Telecommunications)	1,781	50,402
Plexus Corp. * (Electronics)	2,740	62,307
PMC-Sierra, Inc. * (Semiconductors)	6,576	50,701
Polycom, Inc. * (Telecommunications)	3,425	52,403
PolyMedica Corp. (Healthcare-Products)	1,096	36,683
Post Properties, Inc. ( REIT)	1,233	49,258
Potlatch Corp. (Forest Products & Paper)	959	48,890
Power Integrations, Inc. * (Semiconductors)	1,507	35,882
Powerwave Technologies, Inc. * (Telecommunications)	3,836	48,219
Premiere Global Services, Inc. * (Telecommunications)	2,740	22,276
Price Communications Corp. * (Telecommunications)	2,877	42,781
ProAssurance Corp. * (Insurance)	959	46,646
Progress Software Corp. * (Software)	1,370	38,881
ProQuest Co. * (Internet)	1,233	34,413
Prosperity Bancshares, Inc. (Banks)	1,507	43,311
Provident Bankshares Corp. (Banks)	1,096	37,012
Provident Financial Services, Inc. (Savings & Loans)	2,192	40,574
Provident New York Bancorp (Savings & Loans)	3,425	37,709
PS Business Parks, Inc. ( REIT)	548	26,962
PSS World Medical, Inc. * (Healthcare-Products)	2,329	34,562
Psychiatric Solutions, Inc. * (Healthcare-Services)	685	40,237
Quanex Corp. (Metal Fabricate/Hardware)	822	41,075
Quanta Services, Inc. * (Commercial Services)	3,699	48,716
Quest Software, Inc. * (Software)	2,740	39,977
Radio One, Inc. * (Media)	3,151	32,613
RAIT Investment Trust ( REIT)	1,096	28,408
Ralcorp Holdings, Inc. * (Food)	959	38,274
Rambus, Inc. * (Semiconductors)	2,740	44,361
RARE Hospitality International, Inc. * (Retail)	1,370	41,634
RC2 Corp. * (Toys/Games/Hobbies)	959	34,064
Reader’s Digest Association, Inc. (Media)	3,288	50,042
Red Robin Gourmet Burgers, Inc. * (Retail)	548	27,926

See accompanying notes to the financial statements.

118

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Redwood Trust, Inc. ( REIT)	548	$22,610
Regal-Beloit Corp. (Hand/Machine Tools)	1,644	58,198
Regis Corp. (Retail)	1,644	63,410
Reliance Steel & Aluminum Co. (Iron/Steel)	1,233	75,361
Remington Oil & Gas Corp. * (Oil & Gas)	1,233	45,005
Republic Bancorp, Inc. (Banks)	2,466	29,345
Resource America, Inc.—Class A (Holding Companies-Diversified)	959	16,351
Resources Connection, Inc. * (Commercial Services)	1,507	39,272
RF Micro Devices, Inc. * (Telecommunications)	7,398	40,023
RLI Corp. (Insurance)	822	40,993
Rogers Corp. * (Electronics)	822	32,206
RSA Security, Inc. * (Internet)	2,740	30,770
Ruby Tuesday, Inc. (Retail)	2,055	53,204
Ruddick Corp. (Food)	1,644	34,984
Russell Corp. (Apparel)	1,781	23,972
Ryan’s Restaurant Group, Inc. * (Retail)	2,877	34,697
S & T Bancorp, Inc. (Banks)	1,096	40,355
SafeNet, Inc. * (Telecommunications)	1,096	35,313
Saga Communications, Inc. * (Media)	3,014	32,762
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	1,781	31,310
Sanderson Farms, Inc. (Food)	685	20,913
Sandy Spring Bancorp, Inc. (Banks)	1,096	38,228
Saxon Capital, Inc. ( REIT)	1,370	15,522
ScanSource, Inc. * (Distribution/Wholesale)	685	37,456
Scholastic Corp. * (Media)	1,233	35,153
School Specialty, Inc. * (Retail)	822	29,954
SEACOR SMIT, Inc. * (Oil & Gas Services)	685	46,649
Select Comfort Corp. * (Retail)	1,370	37,470
Selective Insurance Group, Inc. (Insurance)	822	43,648
Semtech Corp. * (Semiconductors)	3,425	62,541
Senior Housing Properties Trust ( REIT)	1,644	27,800
Sensient Technologies Corp. (Chemicals)	1,781	31,880
SERENA Software, Inc. * (Software)	1,507	35,324
Serologicals Corp. * (Biotechnology)	1,918	37,861
SFBC International, Inc. * (Commercial Services)	685	10,967
Shaw Group, Inc. * (Engineering & Construction)	2,329	67,750
Shuffle Master, Inc. * (Entertainment)	1,781	44,774
Sierra Pacific Resources * (Electric)	3,562	46,449
Sigmatel, Inc. * (Semiconductors)	1,233	16,152
Silicon Image, Inc. * (Semiconductors)	3,288	29,756
Silicon Laboratories, Inc. * (Semiconductors)	1,370	50,224
Simpson Manufacturing Co., Inc. (Building Materials)	1,370	49,800
Sinclair Broadcast Group, Inc.—Class A (Media)	3,288	30,250
Skyline Corp. (Home Builders)	1,096	39,894
SkyWest, Inc. (Airlines)	1,644	44,158
Skyworks Solutions, Inc. * (Semiconductors)	5,343	27,196
Sohu.com, Inc. * (Internet)	1,096	20,101
SonoSite, Inc. * (Healthcare-Products)	822	28,778
Sonus Networks, Inc. * (Telecommunications)	6,850	25,482
South Jersey Industries, Inc. (Gas)	685	19,961
Sovran Self Storage, Inc. ( REIT)	548	25,740
Spherion Corp. * (Commercial Services)	6,302	63,083
Spirit Finance Corp. ( REIT)	2,603	29,544
St.Mary Land & Exploration Co. (Oil & Gas)	1,644	60,516
Stage Stores, Inc. (Retail)	822	24,479
Standex International Corp. (Miscellaneous Manufacturing)	1,096	30,425
Steel Dynamics, Inc. (Iron/Steel)	1,370	48,649
STERIS Corp. (Healthcare-Products)	1,918	47,988
Sterling Bancshares, Inc. (Banks)	2,329	35,960
Sterling Financial Corp.—Spokane (Savings & Loans)	2,466	61,601
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	1,507	31,843
Stewart Enterprises, Inc.—Class A (Commercial Services)	4,795	25,941
Stewart Information Services Corp. (Insurance)	685	33,339
Stone Energy Corp. * (Oil & Gas)	959	43,663
Strayer Education, Inc. (Commercial Services)	548	51,348
Sun Communities, Inc. ( REIT)	822	25,811
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,918	64,656
Superior Energy Services, Inc. * (Oil & Gas Services)	3,151	66,329
Superior Industries International, Inc. (Auto Parts & Equipment)	1,096	24,397
SureWest Communications (Telecommunications)	1,507	39,740
SurModics, Inc. * (Healthcare-Products)	548	20,271
Susquehanna Bancshares, Inc. (Banks)	1,233	29,197
SVB Financial Group * (Banks)	1,096	51,337
Swift Energy Co. * (Oil & Gas)	959	43,222
Sybron Dental Special, Inc. * (Healthcare-Products)	1,233	49,086
Sycamore Networks, Inc. * (Telecommunications)	10,960	47,347
Symyx Technologies, Inc. * (Chemicals)	1,233	33,649
Tanger Factory Outlet Centers, Inc. ( REIT)	959	27,562
Taubman Centers, Inc. ( REIT)	1,507	52,367
Technitrol, Inc. (Electronics)	3,151	53,882
Tekelec * (Telecommunications)	1,918	26,660
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,233	35,880
Telik, Inc. * (Biotechnology)	2,603	44,225
Tennant Co. (Machinery-Diversified)	959	49,868
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	1,918	37,612
Tessera Technologies, Inc. * (Semiconductors)	1,370	35,415
TETRA Technologies, Inc. * (Oil & Gas Services)	2,055	62,719
Texas Capital Bancshares, Inc. * (Banks)	1,644	36,842
Texas Industries, Inc. (Building Materials)	685	34,140
Texas Regional Bancshares, Inc.—Class A (Banks)	1,370	38,771
The Children’s Place Retail Stores, Inc. * (Retail)	685	33,853
The Finish Line, Inc.—Class A (Retail)	1,644	28,638
The Genlyte Group, Inc. * (Building Materials)	685	36,695
The Liberty Corp. (Media)	685	32,065
The Medicines Co. * (Pharmaceuticals)	2,192	38,250
The Nautilus Group, Inc. (Leisure Time)	1,233	23,008
The Navigators Group, Inc. * (Insurance)	822	35,847
The Phoenix Cos., Inc. (Insurance)	3,425	46,717
The Sports Authority, Inc. * (Retail)	959	29,854
The Steak n Shake Co. * (Retail)	2,055	34,832
The Stride Rite Corp. (Apparel)	2,192	29,724
The Topps Co., Inc. (Toys/Games/Hobbies)	3,973	29,519
The Warnaco Group, Inc. * (Apparel)	1,918	51,249
Thor Industries, Inc. (Home Builders)	1,233	49,406
Thoratec Corp. * (Healthcare-Products)	1,781	36,849
THQ, Inc. * (Software)	2,055	49,012
Tibco Software, Inc. * (Internet)	6,850	51,170
Tierone Corp. (Savings & Loans)	1,781	52,379
Todco—Class A (Oil & Gas)	1,781	67,785
Too, Inc. * (Retail)	1,370	38,648
Tootsie Roll Industries, Inc. (Food)	959	27,744
Town & Country Trust ( REIT)	959	32,424
Tractor Supply Co. * (Retail)	959	50,769
Trammell Crow Co. * (Real Estate)	1,233	31,626
Transaction Systems Architect, Inc. * (Software)	1,644	47,331
Tredegar Corp. (Miscellaneous Manufacturing)	2,329	30,021
Triarc Cos., Inc. (Retail)	1,918	28,482
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,370	60,376
Triumph Group, Inc. * (Aerospace/Defense)	959	35,109
TrustCo Bank Corp. NY (Banks)	2,740	34,031
Trustmark Corp. (Banks)	1,370	37,634
Trustreet Properties, Inc. ( REIT)	1,918	28,041
Tuesday Morning Corp. (Retail)	959	20,062

See accompanying notes to the financial statements.

119

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Tupperware Corp. (Household Products/Wares)	1,918	$42,963
U-Store-It Trust ( REIT)	1,918	40,374
UCBH Holdings, Inc. (Banks)	2,877	51,441
UMB Financial Corp. (Banks)	548	35,023
Umpqua Holdings Corp. (Banks)	1,781	50,812
Unisource Energy Corp. (Electric)	1,096	34,195
United Auto Group, Inc. (Retail)	1,096	41,867
United Bankshares, Inc. (Banks)	959	33,795
United Community Banks, Inc. (Banks)	1,233	32,872
United Natural Foods, Inc. * (Food)	1,370	36,168
United Rentals, Inc. * (Commercial Services)	1,918	44,862
United Stationers, Inc. * (Distribution/Wholesale)	1,096	53,156
United Surgical Partners International, Inc. * (Healthcare-Services)	1,096	35,236
United Therapeutics Corp. * (Pharmaceuticals)	685	47,347
Universal Corp. (Agriculture)	822	35,642
Unizan Financial Corp. (Banks)	1,370	36,387
Unova, Inc. * (Machinery-Diversified)	1,781	60,198
URS Corp. * (Engineering & Construction)	1,370	51,526
USA Mobility, Inc. (Telecommunications)	1,096	30,381
USEC, Inc. (Mining)	2,740	32,743
UTStarcom, Inc. * (Telecommunications)	3,699	29,814
Vail Resorts, Inc. * (Entertainment)	1,096	36,201
Valassis Communications, Inc. * (Commercial Services)	1,644	47,791
ValueClick, Inc. * (Internet)	3,288	59,546
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,507	66,202
Varian, Inc. * (Electronics)	1,096	43,610
Ventana Medical Systems, Inc. * (Healthcare-Products)	959	40,614
Ventiv Health, Inc. * (Advertising)	1,781	42,068
Veritas DGC, Inc. * (Oil & Gas Services)	1,233	43,759
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,014	83,398
Viad Corp. (Commercial Services)	1,644	48,219
Viasys Healthcare, Inc. * (Healthcare-Products)	1,233	31,688
Visteon Corp. * (Auto Parts & Equipment)	3,699	23,156
W Holding Co., Inc. (Banks)	3,151	25,933
W-H Energy Services, Inc. * (Oil & Gas Services)	1,507	49,852
Wabash National Corp. (Auto Manufacturers)	1,370	26,099
Wabtec Corp. (Machinery-Diversified)	2,055	55,280
Waddell & Reed Financial, Inc. (Diversified Financial Services)	2,466	51,712
Walter Industries, Inc. (Holding Companies-Diversified)	1,096	54,493
Washington Group International, Inc. (Engineering & Construction)	822	43,541
Washington REIT	1,233	37,422
Waste Connections, Inc. * (Environmental Control)	1,781	61,374
Watsco, Inc. (Distribution/Wholesale)	959	57,358
Watson Wyatt & Co. Holdings (Commercial Services)	2,192	61,157
Watts Industries, Inc.—Class A (Electronics)	1,507	45,647
WCI Communities, Inc. * (Home Builders)	1,096	29,428
WD-40 Co. (Household Products/Wares)	959	25,183
WebEx Communications, Inc. * (Internet)	1,370	29,633
Websense, Inc. * (Internet)	959	62,949
Werner Enterprises, Inc. (Transportation)	1,507	29,688
Wesbanco, Inc. (Banks)	959	29,163
WESCO International, Inc. * (Distribution/Wholesale)	1,096	46,832
West Coast Bancorp (Banks)	1,507	39,860
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,233	30,862
Westamerica Bancorp (Banks)	1,096	58,165
WGL Holdings, Inc. (Gas)	1,096	32,946
Whiting Petroleum Corp. * (Oil & Gas)	959	38,360
Wind River Systems, Inc. * (Software)	2,877	42,493
Winnebago Industries, Inc. (Home Builders)	1,233	41,034
Wintrust Financial Corp. (Banks)	1,096	60,169
Witness Systems, Inc. * (Software)	2,055	40,422
WMS Industries, Inc. * (Leisure Time)	959	24,061
Wolverine World Wide, Inc. (Apparel)	2,055	46,155
Woodward Governor Co. (Electronics)	411	35,350
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,466	47,372
Wright Express Corp. * (Commercial Services)	1,370	30,140
Wright Medical Group, Inc. * (Healthcare-Products)	1,096	22,358
Yankee Candle Co., Inc. (Household Products/Wares)	1,507	38,579
Zale Corp. * (Retail)	1,644	41,347
Zenith National Insurance Corp. (Insurance)	822	37,911
Zoll Medical Corp. * (Healthcare-Products)	1,370	34,510

TOTAL COMMON STOCKS
(Cost $27,801,719)		30,793,819

Repurchase Agreements (11.7%)
	Principal
	Amount

UBS **, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $4,688,953 (Collateralized by $4,620,000 various U.S. Government Agency Obligations, 4.875% -7.125%, 3/15/07-6/15/10, market value $4,781,954)	$4,687,000	4,687,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,687,000)		4,687,000

Rights/Warrants( NM)
	Shares

OSI Pharmaceuticals, Inc. (Pharmaceuticals)	149	6

TOTAL RIGHTS/WARRANTS
(Cost $0)		6

TOTAL INVESTMENT SECURITIES
(Cost $32,488,719)—88.3%		35,480,825
Net other assets (liabilities)—11.7%		4,703,172

NET ASSETS—100.0%		$40,183,997

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed Security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $47,566,350)	141	$(1,019,360)

See accompanying notes to the financial statements.

120

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2005

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $10,660,260)	158	$32,035

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $2,904,208)	4,314	(13,204)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $10,120,484)	15,033	(362,182)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.8%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.9%
Chemicals	0.9%
Commercial Services	4.0%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.3%
Electronics	2.0%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	2.6%
Healthcare-Services	1.1%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.4%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.7%
Media	1.4%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office/Business Equipment	0.2%
Oil & Gas	2.8%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
Real Estate	0.2%
Real Estate Investment Trust	4.1%
Retail	4.9%
Savings & Loans	2.0%
Semiconductors	3.1%
Software	2.6%
Telecommunications	3.2%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	23.4%

*** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

121

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $27,801,719)	$30,793,825
Repurchase agreements, at cost	4,687,000

Total Investment Securities	35,480,825
Cash	225,980
Segregated cash balances with brokers for futures contracts	2,724,872
Dividends and interest receivable	78,884
Receivable for investments sold	42,740,912
Prepaid expenses	260

Total Assets	81,251,733

Liabilities:
Payable for capital shares redeemed	40,089,109
Unrealized depreciation on swap agreements	375,386
Variation margin on futures contracts	468,998
Advisory fees payable	52,784
Management services fees payable	10,557
Administration fees payable	2,506
Administrative services fees payable	34,493
Distribution fees payable	18,085
Trustee fees payable	197
Transfer agency fees payable	1,942
Fund accounting fees payable	3,099
Compliance services fees payable	1,032
Other accrued expenses	9,548

Total Liabilities	41,067,736

Net Assets	$40,183,997

Net Assets consist of:
Capital	$60,419,402
Accumulated net investment income (loss)	16,868
Accumulated net realized gains (losses) on investments	(21,881,668)
Net unrealized appreciation (depreciation) on investments	1,629,395

Net Assets	$40,183,997

Shares of Beneficial Interest Outstanding	1,867,951

Net Asset Value (offering and redemption price per share)	$21.51

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$340,348
Interest	701,927

Total Investment Income	1,042,275

Expenses:
Advisory fees	403,652
Management services fees	80,731
Administration fees	17,288
Transfer agency fees	17,335
Administrative services fees	259,842
Distribution fees	134,524
Custody fees	36,631
Fund accounting fees	29,242
Trustee fees	822
Compliance services fees	1,477
Other fees	23,863
Recoupment of prior expenses reimbursed by the Advisor	20,000

Total Expenses	1,025,407

Net Investment Income (Loss)	16,868

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,027,236)
Net realized gains (losses) on futures contracts	(510,424)
Net realized gains (losses) on swap agreements	1,887,069
Change in net unrealized appreciation/depreciation on investments	(7,942,727)

Net Realized and Unrealized Gains (Losses) on Investments	(12,593,318)

Change in Net Assets Resulting from Operations	$(12,576,450)

See accompanying notes to the financial statements.

122

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$16,868	$(518,410)
Net realized gains (losses) on investments	(4,650,591)	18,165,689
Change in net unrealized appreciation/depreciation on investments	(7,942,727)	1,146,509

Change in net assets resulting from operations	(12,576,450)	18,793,788

Distributions to Shareholders From:
Net realized gains on investments	(18,433,522)	(18,463,393)

Change in net assets resulting from distributions	(18,433,522)	(18,463,393)

Capital Transactions:
Proceeds from shares issued	589,308,982	1,015,106,567
Dividends reinvested	18,433,522	18,446,213
Cost of shares redeemed	(710,394,934)	(948,202,006)

Change in net assets resulting from capital transactions	(102,652,430)	85,350,774

Change in net assets	(133,662,402)	85,681,169
Net Assets:
Beginning of period	173,846,399	88,165,230

End of period	$40,183,997	$173,846,399

Accumulated net investment income (loss)	$16,868	$—

Share Transactions:
Issued	21,871,019	33,345,965
Reinvested	867,052	680,923
Redeemed	(26,523,716)	(31,392,409)

Change in shares	(3,785,645)	2,634,479

See accompanying notes to the financial statements.

123

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$30.75	$29.20	$14.64	$25.51	$27.61

Investment Activities:
Net investment income (loss) (a)	0.01	(0.21)	(0.14)	(0.16)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.18)	8.39	14.70	(10.71)	(1.93)

Total income (loss) from investment activities	(0.17)	8.18	14.56	(10.87)	(2.10)

Distributions to Shareholders From:
Net realized gains on investments	(9.07)	(6.63)	—	—	—

Net Asset Value, End of Period	$21.51	$30.75	$29.20	$14.64	$25.51

Total Return	(0.21)%	31.07%	99.45%	(42.61)%	(7.61)%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.94%	2.00%	2.15%	2.11%
Net expenses	1.91%	1.94%	1.98%	1.98%	2.11%
Net investment income (loss)	0.03%	(0.68)%	(0.66)%	(0.78)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$40,184	$173,846	$88,165	$30,561	$89,041
Portfolio turnover rate (b)	539%	481%	572%	1,511%	842%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

124

ProFund VP UltraOTC

The ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of –3.75%, 1 compared to a return of 1.90% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the index weight as of year-end 2005. Within these sectors, companies within the Internet portal and computer storage industries contributed to the performance of the index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraOTC from October 18, 1999 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)

ProFund VP UltraOTC	(3.75)%	30.56%	(26.38)%	(27.49)%

NASDAQ-100 Index	1.90%	19.04%	(6.61)%	(5.49)%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

125

PROFUNDS VP
ProFund VP UltraOTC

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP UltraOTC seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the NASDAQ-100 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	27%
Swap Agreements	86%

Total Exposure	201%

“Market Exposure” excludes any short-term investments and cash equivalents.

NASDAQ-100 - Sector Composition
% of Index

Technology	40.28%
Communications	29.59%
Consumer, Non-cyclical	17.29%
Consumer, Cyclical	9.94%
Industrial	2.20%
Energy	0.41%
Basic Materials	0.29%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraOTC	December 31, 2005

Common Stocks (87.6%)
	Shares	Value

Activision, Inc. * (Software)	15,183	$208,614
Adobe Systems, Inc. (Software)	30,125	1,113,420
Altera Corp. * (Semiconductors)	31,812	589,476
Amazon.com, Inc. * (Internet)	17,111	806,784
American Power Conversion Corp. (Electrical Components & Equipment)	12,291	270,402
Amgen, Inc. * (Biotechnology)	35,668	2,812,779
Apollo Group, Inc.—Class A * (Commercial Services)	11,086	670,260
Apple Computer, Inc. * (Computers)	73,023	5,249,624
Applied Materials, Inc. (Semiconductors)	52,297	938,208
ATI Technologies, Inc. * (Semiconductors)	15,424	262,054
Autodesk, Inc. (Software)	14,942	641,759
BEA Systems, Inc. * (Software)	22,413	210,682
Bed Bath & Beyond, Inc. * (Retail)	24,823	897,351
Biogen Idec, Inc. * (Biotechnology)	22,895	1,037,830
Biomet, Inc. (Healthcare-Products)	20,967	766,762
Broadcom Corp.—Class A * (Semiconductors)	16,629	784,057
C.H. Robinson Worldwide, Inc. (Transportation)	10,604	392,666
Cadence Design Systems, Inc. * (Computers)	18,557	313,984
CDW Corp. (Distribution/Wholesale)	5,061	291,362
Celgene Corp. * (Biotechnology)	10,363	671,522
Check Point Software Technologies, Ltd. * (Internet)	14,942	300,334
CheckFree Corp. * (Internet)	5,302	243,362
Chiron Corp. * (Biotechnology)	16,388	728,610
Cintas Corp. (Textiles)	12,532	516,068
Cisco Systems, Inc. * (Telecommunications)	136,406	2,335,271
Citrix Systems, Inc. * (Software)	13,014	374,543
Cognizant Technology Solutions Corp. * (Computers)	8,435	424,702
Comcast Corp.—Special Class A * (Media)	59,286	1,539,066
Comverse Technology, Inc. * (Telecommunications)	13,014	346,042
Costco Wholesale Corp. (Retail)	15,424	763,025
Dell, Inc. * (Computers)	53,743	1,611,753
DENTSPLY International, Inc. (Healthcare-Products)	4,579	245,847
Discovery Holding Co.—Class A * (Media)	14,701	222,720
eBay, Inc. * (Internet)	64,829	2,803,854
EchoStar Communications Corp.—Class A * (Media)	13,496	366,686
Electronic Arts, Inc. * (Software)	18,798	983,323
Expedia, Inc. * (Internet)	21,208	508,144
Expeditors International of Washington, Inc. (Transportation)	6,507	439,288
Express Scripts, Inc * (Pharmaceuticals)	8,194	686,657
Fastenal Co. (Distribution/Wholesale)	8,917	349,457
Fiserv, Inc. * (Software)	14,460	625,684
Flextronics International, Ltd. * (Electronics)	38,801	405,082
Garmin, Ltd. (Electronics)	6,266	415,750
Genzyme Corp. * (Biotechnology)	20,244	1,432,871
Gilead Sciences, Inc. * (Pharmaceuticals)	27,956	1,471,325
Google, Inc. * (Internet)	7,471	3,099,418
IAC/InterActiveCorp * (Internet)	20,726	586,753
Intel Corp. (Semiconductors)	131,345	3,278,372
Intuit, Inc. * (Software)	13,978	745,027
JDS Uniphase Corp. * (Telecommunications)	117,608	277,555
Juniper Networks, Inc. * (Telecommunications)	23,136	515,933
KLA -Tencor Corp. (Semiconductors)	14,942	737,089
Lam Research Corp. * (Semiconductors)	8,676	309,560
Lamar Advertising Co. * (Advertising)	5,302	244,634
Liberty Global, Inc.—Class A * (Media)	14,942	336,195
Lincare Holdings, Inc. * (Healthcare-Services)	5,784	242,407
Linear Technology Corp. (Semiconductors)	25,305	912,751
Marvell Technology Group, Ltd. * (Semiconductors)	16,870	946,238
Maxim Integrated Products, Inc. (Semiconductors)	28,679	1,039,327
MCI, Inc. (Telecommunications)	22,172	437,454
MedImmune, Inc. * (Biotechnology)	16,388	573,908
Mercury Interactive Corp. * (Software)	5,784	160,737
Microchip Technology, Inc. (Semiconductors)	10,845	348,667
Microsoft Corp. (Software)	227,745	5,955,532
Monster Worldwide, Inc. * (Internet)	7,712	314,804
Network Appliance, Inc. * (Computers)	24,100	650,700
NII Holdings, Inc.—Class B * (Telecommunications)	9,158	400,021
NTL, Inc. * (Telecommunications)	5,784	393,775
NVIDIA Corp. * (Semiconductors)	10,363	378,871
Oracle Corp. * (Software)	133,514	1,630,206
PACCAR, Inc. (Auto Manufacturers)	11,809	817,537
Patterson Dental Co. * (Healthcare-Products)	8,194	273,680
Patterson-UTI Energy, Inc. (Oil & Gas)	10,845	357,343
Paychex, Inc. (Commercial Services)	22,413	854,383
Petsmart, Inc. (Retail)	8,917	228,810
Pixar Animation Studios * (Software)	7,471	393,871

See accompanying notes to the financial statements.

126

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraOTC	December 31, 2005

Common Stocks, continued
	Shares	Value

Qualcomm, Inc. (Telecommunications)	123,392	$5,315,727
Red Hat, Inc. * (Software)	10,845	295,418
Research In Motion, Ltd. * (Computers)	11,809	779,512
Ross Stores, Inc. (Retail)	8,917	257,701
SanDisk Corp. * (Computers)	10,604	666,143
Sears Holdings Corp. * (Retail)	10,363	1,197,238
Sepracor, Inc. * (Pharmaceuticals)	6,507	335,761
Siebel Systems, Inc. (Software)	38,560	407,965
Sigma-Aldrich Corp. (Chemicals)	4,097	259,299
Sirius Satellite Radio, Inc. * (Media)	89,652	600,668
Staples, Inc. (Retail)	30,607	695,085
Starbucks Corp. * (Retail)	66,516	1,996,146
Sun Microsystems, Inc. * (Computers)	92,303	386,750
Symantec Corp. * (Internet)	70,372	1,231,510
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	8,183	281,495
Tellabs, Inc. * (Telecommunications)	15,906	173,375
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	30,125	1,295,676
Urban Outfitters, Inc. * (Retail)	10,604	268,387
VeriSign, Inc. * (Internet)	14,942	327,529
Whole Foods Market, Inc. (Food)	8,194	634,134
Wynn Resorts, Ltd. * (Lodging)	6,748	370,128
Xilinx, Inc. (Semiconductors)	28,679	722,998
XM Satellite Radio Holdings, Inc.—Class A * (Media)	14,219	387,894
Yahoo!, Inc. * (Internet)	42,416	1,661,859

TOTAL COMMON STOCKS
(Cost $62,550,176)		87,059,016

Repurchase Agreements (16.8%)
	Principal
	Amount

UBS **, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of 16,680,948 (Collateralized by $16,884,000 various U.S. Government Agency Obligations, 4.375% - 4.875%, 10/15/06-3/15/07, market value $17,008,546)	$16,674,000	16,674,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,674,000)		16,674,000

TOTAL INVESTMENT SECURITIES
(Cost $79,224,176)—104.4%		103,733,016
Net other assets (liabilities)—(4.4)%		(4,384,158)

NET ASSETS—100.0%		$99,348,858

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $26,992,800)	163	$(645,274)

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $22,604,873)	13,740	$(539,676)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $62,566,189)	38,030	(840,994)

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Auto Manufacturers	0.8%
Biotechnology	7.3%
Chemicals	0.3%
Commercial Services	1.5%
Computers	10.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.8%
Food	0.6%
Healthcare-Products	1.3%
Healthcare-Services	0.2%
Internet	12.1%
Lodging	0.4%
Media	3.5%
Oil & Gas	0.4%
Pharmaceuticals	3.8%
Retail	6.3%
Semiconductors	11.3%
Software	13.9%
Telecommunications	10.5%
Textiles	0.5%
Transportation	0.8%
Other ***	12.4%

*** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

127

PROFUNDS VP
ProFund VP UltraOTC

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $62,550,176)	$87,059,016
Repurchase agreements, at cost	16,674,000

Total Investment Securities	103,733,016
Cash	308,031
Segregated cash balances with brokers for futures contracts	4,801,008
Dividends and interest receivable	69,593
Receivable for investments sold	16,615,053
Receivable for capital shares issued	1,456,376
Prepaid expenses	415

Total Assets	126,983,492

Liabilities:
Payable for capital shares redeemed	25,674,691
Unrealized depreciation on swap agreements	1,380,670
Variation margin on futures contracts	356,242
Advisory fees payable	86,202
Management services fees payable	17,240
Administration fees payable	3,946
Administrative services fees payable	53,174
Distribution fees payable	27,896
Trustee fees payable	303
Transfer agency fees payable	2,997
Fund accounting fees payable	4,202
Compliance services fees payable	1,592
Other accrued expenses	25,479

Total Liabilities	27,634,634

Net Assets	$99,348,858

Net Assets consist of:
Capital	$134,242,263
Accumulated net realized gains (losses) on investments	(57,376,301)
Net unrealized appreciation (depreciation) on investments	22,482,896

Net Assets	$99,348,858

Shares of Beneficial Interest Outstanding	2,377,264

Net Asset Value (offering and redemption price per share)	$41.79

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$527,340
Dividends	396,118

Total Investment Income	923,458

Expenses:
Advisory fees	681,165
Management services fees	136,234
Administration fees	29,245
Transfer agency fees	30,345
Administrative services fees	446,704
Distribution fees	226,758
Custody fees	30,768
Fund accounting fees	42,532
Trustee fees	1,198
Compliance services fees	2,482
Other fees	44,448
Recoupment of prior expenses reimbursed by the Advisor	5,792

Total Expenses	1,677,671

Net Investment Income (Loss)	(754,213)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,707,829
Net realized gains (losses) on futures contracts	(1,899,473)
Net realized gains (losses) on swap agreements	(2,531,327)
Change in net unrealized appreciation/depreciation on investments	(10,997,905)

Net Realized and Unrealized Gains (Losses) on Investments	(13,720,876)

Change in Net Assets Resulting from Operations	$(14,475,089)

See accompanying notes to the financial statements.

128

PROFUNDS VP
ProFund VP UltraOTC

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(754,213)	$(618,050)
Net realized gains (losses) on investments	(2,722,971)	1,145,462
Change in net unrealized appreciation/depreciation on investments	(10,997,905)	7,124,575

Change in net assets resulting from operations	(14,475,089)	7,651,987

Distributions to Shareholders From:
Net realized gains on investments	(7,090,790)	(13,353,147)

Change in net assets resulting from distributions	(7,090,790)	(13,353,147)

Capital Transactions:
Proceeds from shares issued	540,386,163	823,679,272
Dividends reinvested	7,090,790	13,353,147
Cost of shares redeemed	(578,182,068)	(793,788,753)

Change in net assets resulting from capital transactions	(30,705,115)	43,243,666

Change in net assets	(52,270,994)	37,542,506
Net Assets:
Beginning of period	151,619,852	114,077,346

End of period	$99,348,858	$151,619,852

Share Transactions:
Issued	189,620,146	284,114,320
Reinvested	2,355,740	4,909,235
Redeemed	(238,849,007)	(277,325,743)

Change in shares	(46,873,121)	11,697,812

See accompanying notes to the financial statements.

129

PROFUNDS VP
ProFund VP UltraOTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated (a).
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$46.20	$45.60	$22.50	$72.45	$231.60

Investment Activities:
Net investment income (loss) (b)	(0.36)	(0.30)	(0.60)	(0.60)	(1.65)
Net realized and unrealized gains (losses) on investments	(1.15)	6.00	23.70	(49.35)	(157.50)

Total income (loss) from investment activities	(1.51)	5.70	23.10	(49.95)	(159.15)

Distributions to Shareholders From:
Net realized gains on investments	(2.90)	(5.10)	—	—	—

Net Asset Value, End of Period	$41.79	$46.20	$45.60	$22.50	$72.45

Total Return	(3.75)%	14.10%	102.67%	(68.94)%	(68.72)%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.88%	1.97%	2.08%	1.95%
Net expenses	1.85%	1.88%	1.94%	1.98%	1.95%
Net investment income (loss)	(0.83)%	(0.61)%	(1.59)%	(1.64)%	(1.60)%

Supplemental Data:
Net assets, end of
period (000’s)	$99,349	$151,620	$114,077	$53,188	$102,131
Portfolio turnover rate (c)	437%	504%	768%	982%	465%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

130

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of -1.36%, 1 compared to a return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Bear	(1.36)%	(12.61)%	(1.19)%

S&P 500 Index	4.91%	14.39%	0.19%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

131

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(49)%
Swap Agreements	(52)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (66.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp.*, 3.15%, 1/3/06	$8,396,000	$8,394,531
Federal Farm Credit Bank, 3.15%*, 1/3/06	8,396,000	8,394,531
Federal Home Loan Bank, 3.15%*, 1/3/06	8,396,000	8,394,531
Federal National Mortgage Association*, 3.15%, 1/3/06	8,396,000	8,394,530

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,578,123)		33,578,123

Repurchase Agreements (16.5%)
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $8,387,493 (Collateralized by $8,428,000 various Federal National Mortgage Association Securities, 4.375% - 7.125%, 10/15/06-6/15/10, market value $8,553,691)	8,384,000	8,384,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,384,000)		8,384,000

Options Purchased (NM)
	Contracts

S&P 500 Futures Call Option expiring January 2006 @ $1,550	100	400

TOTAL OPTIONS PURCHASED
(Cost $1,650)		400

TOTAL INVESTMENT SECURITIES
(Cost $41,963,773)—82.6%		41,962,523

Net other assets (liabilities)—17.4%		8,849,907

NET ASSETS—100.0%		$50,812,430

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $25,076,000)	80	$238,417

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/06 (Underlying notional amount at value $20,442,628)	(16,377)	162,667
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $5,567,860)	(4,460)	36,634

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $33,579,773)	$33,578,523
Repurchase agreements, at cost	8,384,000

Total Investment Securities	41,962,523
Segregated cash balances with brokers for futures contracts	1,039,700
Segregated cash balances with custodian for swap agreements	1,177
Interest receivable	1,747
Receivable for capital shares issued	7,683,466
Unrealized appreciation on swap agreements	199,301
Variation margin on futures contracts	94,432
Prepaid expenses	225

Total Assets	50,982,571

Liabilities:
Cash overdraft	75,644
Payable for capital shares redeemed	4,441
Advisory fees payable	34,067
Management services fees payable	6,813
Administration fees payable	1,803
Administrative services fees payable	17,217
Distribution fees payable	9,104
Trustee fees payable	98
Transfer agency fees payable	968
Fund accounting fees payable	1,337
Compliance services fees payable	513
Other accrued expenses	18,136

Total Liabilities	170,141

Net Assets	$50,812,430

Net Assets consist of:
Capital	$92,253,904
Accumulated net investment income (loss)	917,468
Accumulated net realized gains (losses) on investments	(42,795,410)
Net unrealized appreciation (depreciation) on investments	436,468

Net Assets	$50,812,430

Shares of Beneficial Interest Outstanding	1,800,705

Net Asset Value (offering and redemption price per share)	$28.22

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$2,173,438

Expenses:
Advisory fees	506,963
Management services fees	101,393
Administration fees	21,837
Transfer agency fees	23,033
Administrative services fees	333,722
Distribution fees	168,919
Custody fees	20,169
Fund accounting fees	31,877
Trustee fees	502
Compliance services fees	1,300
Other fees	36,694
Recoupment of prior expenses reimbursed by the Advisor	9,561

Total Expenses	1,255,970

Net Investment Income (Loss)	917,468

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(26,204)
Net realized gains (losses) on futures contracts	(1,704,024)
Net realized gains (losses) on swap agreements	(1,648,062)
Change in net unrealized appreciation/depreciation on investments	642,471

Net Realized and Unrealized Gains (Losses) on Investments	(2,735,819)

Change in Net Assets Resulting from Operations	$(1,818,351)

See accompanying notes to the financial statements.

133

PROFUNDS VP
ProFund VB Bear

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$917,468	$(439,239)
Net realized gains (losses) on investments	(3,378,290)	(9,814,616)
Change in net unrealized appreciation/depreciation on investments	642,471	845,793

Change in net assets resulting from operations	(1,818,351)	(9,408,062)

Capital Transactions:
Proceeds from shares issued	609,806,114	1,075,582,612
Cost of shares redeemed	(588,061,833)	(1,089,589,447)

Change in net assets resulting from capital transactions	21,744,281	(14,006,835)

Change in net assets	19,925,930	(23,414,897)
Net Assets:
Beginning of period	30,886,500	54,301,397

End of period	$50,812,430	$30,886,500

Accumulated net investment income (loss)	$917,468	$—

Share Transactions:
Issued	21,006,244	34,402,058
Redeemed	(20,284,962)	(35,025,154)

Change in shares	721,282	(623,096)

See accompanying notes to the financial statements.

134

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$28.61	$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.39	(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	(0.78)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	(0.39)	(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—	—	—	(0.08)	—

Net Asset Value, End of Period	$28.22	$28.61	$31.89	$42.29	$35.07

Total Return	(1.36)%	(10.29)%	(24.59)%	20.82%	16.90	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.86%	1.90%	1.98%	2.03%	1.89%
Net expenses (d)	1.86%	1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (d)	1.36%	(0.70)%	(0.96)%	(0.57)%	0.77%
Supplemental Data:
Net assets, end of period (000’s)	$50,812	$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (e)	—	—	—	— (f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

135

ProFund VP Short Mid-Cap

The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P MidCap 400 Index. For the year ended December 31, 2005, the Fund had a total return of –9.46%, 1 compared to a return of 12.56% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

The supply and demand imbalance in the energy markets dominated the performance of nearly every broad-based index, and the MidCap 400® Index was no exception. Energy was by far the greatest contributor to returns for this index in 2005. Other sectors that contributed moderately to the index’s performance included Heath Care, Industrials, Financials, and Technology. Telecommunications and Consumer Services constituents had a slight negative impact on the index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Sandisk, Peabody Energy, Chico’s FAS, while the bottom three performers were Cognizant Technology Soultions, Expeditors International of Washington, and Noble Energy. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	Since Inception (11/22/04)

ProFund VP Short Mid-Cap	(9.46)%	(10.93)%

S&P Mid-Cap 400 Index	12.56%	16.39%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The Index is a price return index. The return of the index reflects the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

136

PROFUNDS VP
ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(35)%
Swap Agreements	(65)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P MidCap 400 - Sector Composition
% of Index

Consumer, Non-cyclical	18.46%
Financial	17.66%
Consumer, Cyclical	15.26%
Industrial	12.80%
Energy	10.70%
Technology	10.36%
Utilities	6.16%
Communications	4.72%
Basic Materials	3.52%
Diversified	0.36%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	December 31, 2005

U.S. Government Agency Obligations (17.3%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$181,000	$180,968
Federal Farm Credit Bank *, 3.15%, 1/3/06	181,000	180,968
Federal Home Loan Bank *, 3.15%, 1/3/06	181,000	180,968
Federal National Mortgage Association *, 3.15%, 1/3/06	181,000	180,968

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $723,872)		723,872

Repurchase Agreements (4.3%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $179,075 (Collateralized by $167,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $183,156)	179,000	179,000

TOTAL REPURCHASE AGREEMENTS
(Cost $179,000)		179,000

Options Purchased NM
	Contracts

S&P MidCap 400 Futures Call Option expiring March 2006 @ $1,000	15	309

TOTAL OPTIONS PURCHASED
(Cost $437)		309

TOTAL INVESTMENT SECURITIES
(Cost $903,309)—21.6%		903,181
Net other assets (liabilities)—78.4%		3,286,855

NET ASSETS —100.0%		$4,190,036

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $1,112,700)	15	$476
S&P MidCap 400 Futures Contract expiring March 2006 (Underlying face amount at value $370,900)	1	2,397
Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $18,259)	(25)	29
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 1/30/06 (Underlying notional amount at value $2,669,617)	(3,617)	5,178

See accompanying notes to the financial statements.

137

PROFUNDS VP
ProFund VP Short Mid-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $724,309)	$724,181
Repurchase agreements, at cost	179,000

Total Investment Securities	903,181
Cash	1,195
Segregated cash balances with brokers for futures contracts	9,171
Segregated cash balances with custodian for swap agreements	70
Interest receivable	37
Receivable for capital shares issued	3,273,137
Unrealized appreciation on swap agreements	5,207
Variation margin on futures contracts	1,740
Receivable from Advisor	2,073
Prepaid expenses	12

Total Assets	4,195,823

Liabilities:
Administration fees payable	80
Administrative services fees payable	815
Distribution fees payable	412
Transfer agency fees payable	115
Fund accounting fees payable	63
Compliance services fees payable	24
Other accrued expenses	4,278

Total Liabilities	5,787

Net Assets	$4,190,036

Net Assets consist of:
Capital	$4,800,454
Accumulated net investment income (loss)	50,953
Accumulated net realized gains (losses) on investments	(669,323)
Net unrealized appreciation (depreciation) on investments	7,952

Net Assets	$4,190,036

Shares of Beneficial Interest Outstanding	158,781

Net Asset Value (offering and redemption price per share)	$26.39

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$123,309

Expenses:
Advisory fees	27,362
Management services fees	5,472
Administration fees	1,024
Transfer agency fees	6,385
Administrative services fees	17,696
Distribution fees	8,838
Custody fees	11,475
Fund accounting fees	1,480
Trustee fees	20
Compliance services fees	51
Other fees	2,544

Total Gross Expenses before reductions	82,347
Less Expenses reduced by the Advisor	(9,991)

Total Net Expenses	72,356

Net Investment Income (Loss)	50,953

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(4,360)
Net realized gains (losses) on futures contracts	(412,740)
Net realized gains (losses) on swap agreements	(224,321)
Change in net unrealized appreciation/depreciation on investments	11,306

Net Realized and Unrealized Gains (Losses) on Investments	(630,115)

Change in Net Assets Resulting from Operations	$(579,162)

See accompanying notes to the financial statements.

138

PROFUNDS VP
ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the Period
	year ended	November 22, 2004 (a) through
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$50,953	$14
Net realized gains (losses) on investments	(641,421)	(27,902)
Change in net unrealized appreciation/depreciation on investments	11,306	(3,354)

Change in net assets resulting from operations	(579,162)	(31,242)

Distributions to Shareholders From:
Net investment income	(126)	—

Change in net assets resulting from distributions	(126)	—

Capital Transactions:
Proceeds from shares issued	99,485,831	6,211,980
Dividends reinvested	126	—
Cost of shares redeemed	(95,353,299)	(5,544,072)

Change in net assets resulting from capital transactions	4,132,658	667,908

Change in net assets	3,553,370	636,666
Net Assets:
Beginning of period	636,666	—

End of period	$4,190,036	$636,666

Accumulated net investment income (loss)	$50,953	$126

Share Transactions:
Issued	3,493,011	210,092
Reinvested	5	—
Redeemed	(3,356,075)	(188,252)

Change in shares	136,941	21,840

(a) Commencement of operations

See accompanying notes to the financial statements.

139

PROFUNDS VP
ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the period
	year ended	November 22, 2004 (a) through
	December 31, 2005	December 31, 2004

Net Asset Value, Beginning of Period	$29.15	$30.00

Investment Activities:
Net investment income (loss) (b)	0.40	—	(c)
Net realized and unrealized gains (losses) on investments	(3.16)	(0.85)

Total income (loss) from investment activities	(2.76)	(0.85)

Distributions to Shareholders from:
Net investment income	— (c)	—

Net Asset Value, End of Period	$26.39	$29.15

Total Return	(9.46)%	(2.83	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	2.28%	3.86%
Net expenses (e)	1.98%	1.98%
Net investment income (loss) (e)	1.40%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$4,190	$637
Portfolio turnover rate (f)	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140

ProFund VP Short Small-Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of –2.92%,1 compared to a return of 4.63%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500,) as those sectors turned in below average performances for the year. Yet, a similar underweight in Energy stocks detracted from the indexes 2005 performance, as the Energy sector posted a very strong year, in part due to rising prices in oil and natural gas. The index is weighted more heavily toward Industrials and Consumer Cyclicals than the S&P 500, but this overweight did not significantly benefit or detract from the index performance, as these sectors posted unremarkable returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, ten highest weighted and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[1]

	1 Year	3 Year	Since Inception (9/3/02)

ProFund VP Short Small-Cap	(2.92)%	(16.69)%	(16.27)%

Russell 2000 Index	4.63%	22.21%	20.39%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

141

PROFUNDS VP
ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(53)%
Swap Agreements	(47)%
Options	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Russell 2000 - Sector Composition
% of Index

Financial	21.12%
Consumer, Non-cyclical	19.06%
Industrial	13.97%
Consumer, Cyclical	13.14%
Technology	10.63%
Communications	9.44%
Energy	6.26%
Basic Materials	3.73%
Utilities	2.48%
Diversified	0.17%

PROFUNDS VP ProFund VP Short Small-Cap	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (39.0%)
	Principal Amount	Value

Federal Agricultural Mortgage Corp.*, 3.15%, 1/3/06	$898,000	$897,843
Federal Farm Credit Bank*, 3.15%, 1/3/06	898,000	897,843
Federal Home Loan Bank*, 3.15%, 1/3/06	898,000	897,843
Federal Home Loan Bank*, 3.15%, 1/3/06	898,000	897,842

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,591,371)		3,591,371

Repurchase Agreements (9.8%)
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $897,374 (Collateralized by $836,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $916,876)	897,000	897,000

TOTAL REPURCHASE AGREEMENTS (Cost 897,000)		897,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option expiring February 2006 @ $1,020	100	1,900

TOTAL OPTIONS PURCHASED (Cost $2,950)		1,900

TOTAL INVESTMENT SECURITIES (Cost $4,491,321)–48.8%		4,490,271
Net other assets (liabilities)–51.2%		4,702,762

NET ASSETS–100.0%		$9,193,033

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $4,520,490)	67	$13,584
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $337,350)	1	7,221

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $510)	(1)	2
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $4,317,975)	(6,414)	40,842

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $3,594,321)	$3,593,271
Repurchase agreements, at cost	897,000

Total Investment Securities	4,490,271
Cash	12,046
Segregated cash balances with custodian for swap agreements	286
Interest receivable	187
Receivable for capital shares issued	4,662,432
Unrealized appreciation on swap agreements	40,844
Variation margin on futures contracts	15,393
Prepaid expenses	74

Total Assets	9,221,533

Liabilities:
Payable to broker for futures contracts	3,855
Advisory fees payable	9,420
Management services fees payable	1,883
Administration fees payable	380
Administrative services fees payable	2,062
Distribution fees payable	1,156
Trustee fees payable	12
Transfer agency fees payable	47
Fund accounting fees payable	160
Compliance services fees payable	61
Other accrued expenses	9,464

Total Liabilities	28,500

Net Assets	$9,193,033

Net Assets consist of:
Capital	$9,372,513
Accumulated net investment income (loss)	284,372
Accumulated net realized gains (losses) on investments	(524,451)
Net unrealized appreciation (depreciation) on investments	60,599

Net Assets	$9,193,033

Shares of Beneficial Interest Outstanding	553,096

Net Asset Value (offering and redemption price
per share)	$16.62

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$681,324

Expenses:
Advisory fees	156,987
Management services fees	31,398
Administration fees	6,771
Transfer agency fees	1,818
Administrative services fees	102,670
Distribution fees	52,236
Custody fees	13,232
Fund accounting fees	9,965
Trustee fees	113
Compliance services fees	315
Other fees	11,266
Recoupment of prior expenses reimbursed by the Advisor	10,181

Total Expenses	396,952

Net Investment Income (Loss)	284,372

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,970)
Net realized gains (losses) on futures contracts	(966,940)
Net realized gains (losses) on swap agreements	426,268
Change in net unrealized appreciation/depreciation on investments	195,249

Net Realized and Unrealized Gains (Losses) on Investments	(355,393)

Change in Net Assets Resulting from Operations	$(71,021)

See accompanying notes to the financial statements.

143

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$284,372	$(7,745)
Net realized gains (losses) on investments	(550,642)	(383,394)
Change in net unrealized appreciation/depreciation on investments	195,249	(133,844)

Change in net assets resulting from operations	(71,021)	(524,983)

Capital Transactions:
Proceeds from shares issued	350,123,788	247,224,993
Cost of shares redeemed	(347,793,412)	(239,891,351)

Change in net assets resulting from capital transactions	2,330,376	7,333,642

Change in net assets	2,259,355	6,808,659
Net Assets:
Beginning of period	6,933,678	125,019

End of period	$9,193,033	$6,933,678

Accumulated net investment income (loss)	$284,372	$—

Share Transactions:
Issued	20,040,498	13,601,062
Redeemed	(19,892,414)	(13,202,694)

Change in shares	148,084	398,368

See accompanying notes to the financial statements.

144

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period September 3, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss) (b)	0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(0.50)	(1.70)	(9.92)	(1.26)

Net Asset Value, End of Period	$16.62	$17.12	$18.82	$28.74

Total Return	(2.92)%	(9.03)%	(34.52)%	(4.20	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.90%	2.28%	2.71%	1.73%
Net expenses (d)	1.90%	1.98%	1.98%	1.73%
Net investment income (loss) (d)	1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$9,193	$6,934	$125	$2,173
Portfolio turnover rate (e)	–	–	–	–	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

145

ProFund VP Short OTC

The ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2005, the Fund had a total return of 0.81%, 1 compared to a return of 1.90% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

The NASDAQ-100® Index is heavily weighted toward the technology and communications sectors. These two sectors alone made up 70% of the index weight as of year-end 2005. Companies within the Internet portal and computer storage industries contributed to the performance of the index, while software and communications equipment companies detracted. Semiconductor companies rose on strong global demand for consumer products and declining inventories. Chip-related products remained strong, but increasing competition damaged profit margins of some of the larger companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Amgen, while the bottom three performers were eBay, Cisco Systems, and Starbucks. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short OTC from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Short OTC	0.81%	(17.48)%	(12.03)%

NASDAQ-100 Index	1.90%	19.04%	7.66%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

146

PROFUNDS VP
ProFund VP Short OTC

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:The ProFund VP Short OTC seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(44)%
Swap Agreements	(56)%
Options	NM

Total Exposure	(100)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

NASDAQ-100 - Sector Composition
% of Index

Technology	40.28%
Communications	29.59%
Consumer, Non-cyclical	17.29%
Consumer, Cyclical	9.94%
Industrial	2.20%
Energy	0.41%
Basic Materials	0.29%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short OTC	December 31, 2005

U.S. Government Agency Obligations (68.1%)

	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$5,377,000	$5,376,059
Federal Farm Credit Bank *, 3.15%, 1/3/06	5,377,000	5,376,059
Federal Home Loan Bank *, 3.15%, 1/3/06	5,377,000	5,376,059
Federal National Mortgage Association *, 3.15%, 1/3/06	5,377,000	5,376,059

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $21,504,236)		21,504,236

Repurchase Agreements (17.0%)

UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $5,372,238 (Collateralized by $5,355,000 various Federal National Mortgage Association Securities, 4.375%-7.125%, 10/15/06-6/15/10, market value $5,478,864)	5,370,000	5,370,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,370,000)		5,370,000

Options Purchased NM

	Contracts

NASDAQ Futures Call Option expiring January 2006 @ $2,600	200	320

TOTAL OPTIONS PURCHASED
(Cost $1,899)		320

TOTAL INVESTMENT SECURITIES
(Cost $26,876,135)—85.1%		26,874,556
Net other assets (liabilities)—14.9%		4,713,253

NET ASSETS—100.0%		$31,587,809

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $2,517,880)	76	$39,206
NASDAQ Futures Contract expiring March 2006 (Underlying face amount at value $11,260,800)	68	356,072

Swap Agreements

	Units

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $8,264,789)	(5,024)	75,452
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 1/30/06 (Underlying notional amount at value $9,456,428)	(5,748)	127,017

See accompanying notes to the financial statements.

147

PROFUNDS VP
ProFund VP Short OTC

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $21,506,135)	$21,504,556
Repurchase agreements, at cost	5,370,000

Total Investment Securities	26,874,556
Segregated cash balances with brokers for futures contracts	1,618,984
Segregated cash balances with custodian for swap agreements	1,485
Interest receivable	1,119
Receivable for capital shares issued	2,921,249
Unrealized appreciation on swap agreements	202,469
Variation margin on futures contracts	106,064
Prepaid expenses	328

Total Assets	31,726,254

Liabilities:
Cash overdraft	84,988
Advisory fees payable	17,551
Management services fees payable	3,510
Administration fees payable	1,059
Administrative services fees payable	11,546
Distribution fees payable	6,175
Trustee fees payable	66
Transfer agency fees payable	651
Fund accounting fees payable	900
Compliance services fees payable	345
Other accrued expenses	11,654

Total Liabilities	138,445

Net Assets	$31,587,809

Net Assets consist of:
Capital	$72,885,067
Accumulated net investment income (loss)	502,444
Accumulated net realized gains (losses) on investments	(42,395,870)
Net unrealized appreciation (depreciation) on investments	596,168

Net Assets	$31,587,809

Shares of Beneficial Interest Outstanding	1,701,881

Net Asset Value (offering and redemption price per share)	$18.56

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$1,273,530

Expenses:
Advisory fees	312,624
Management services fees	62,525
Administration fees	13,532
Transfer agency fees	14,265
Administrative services fees	203,615
Distribution fees	104,122
Custody fees	17,602
Fund accounting fees	19,641
Trustee fees	467
Compliance services fees	890
Other fees	21,803

Total Expenses	771,086

Net Investment Income (Loss)	502,444

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(16,150)
Net realized gains (losses) on futures contracts	(653,244)
Net realized gains (losses) on swap agreements	(1,948,329)
Change in net unrealized appreciation/depreciation on investments	713,826

Net Realized and Unrealized Gains (Losses) on Investments	(1,903,897)

Change in Net Assets Resulting from Operations	$(1,401,453)

See accompanying notes to the financial statements.

148

PROFUNDS VP
ProFund VP Short OTC

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$502,444	$(321,900)
Net realized gains (losses) on investments	(2,617,723)	(17,132,435)
Change in net unrealized appreciation/depreciation on investments	713,826	273,180

Change in net assets resulting from operations	(1,401,453)	(17,181,155)

Capital Transactions:
Proceeds from shares issued	484,518,618	1,632,143,104
Cost of shares redeemed	(467,742,119)	(1,630,273,369)

Change in net assets resulting from capital transactions	16,776,499	1,869,735

Change in net assets	15,375,046	(15,311,420)
Net Assets:
Beginning of period	16,212,763	31,524,183

End of period	$31,587,809	$16,212,763

Accumulated net investment income (loss)	$502,444	$—

Share Transactions:
Issued	24,844,229	77,464,581
Redeemed	(24,023,098)	(78,106,122)

Change in shares	821,131	(641,541)

See accompanying notes to the financial statements.

149

PROFUNDS VP
ProFund VP Short OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$18.41	$20.71	$33.37	$30.00

Investment Activities:
Net investment income (loss) (b)	0.23	(0.13)	(0.24)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.08)	(2.17)	(12.21)	3.46

Total income (loss) from investment activities	0.15	(2.30)	(12.45)	3.37

Distributions to Shareholders From:
Net investment income	—	—	(0.21)	—

Net Asset Value, End of Period	$18.56	$18.41	$20.71	$33.37

Total Return	0.81%	(11.11)%	(37.31)%	11.23	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.85%	1.86%	1.99%	1.96%
Net expenses (d)	1.85%	1.86%	1.98%	1.96%
Net investment income (loss) (d)	1.21%	(0.62)%	(0.93)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$31,588	$16,213	$31,524	$14,030
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

150

ProFund VP Banks

The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2005, the Fund had a total return of -0.15%, 1 compared to a return of 2.18% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans and money transmissions.

The Dow Jones U.S. Banks Index underperformed the broader US indices in 2005. The severe flattening of the yield curve resulted in net interest margin pressure on many of the companies in the index. Solid growth in loans and deposits helped offset some of this pressure. In addition, the larger banks in the sector had particularly strong trading and fee-based revenue growth. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Washington Mutual, JPMorgan Chase, and Wells Fargo, while the bottom three performers were Bank of New York, U.S. Bancorp, and SunTrust.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Banks	(0.15)%	13.03%	6.28%

Dow Jones U.S. Banks Index	2.18%	15.82%	8.93%

S&P 500 Index	4.91%	14.39%	5.73%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

151

PROFUNDS VP
ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S.Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%

Total Exposure	95%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Banks - Sector Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2005

Common Stocks (94.9%)
	Shares	Value

Amcore Financial, Inc. (Banks)	190	$5,778
AmSouth Bancorp (Banks)	3,230	84,658
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	190	5,765
Associated Banc-Corp (Banks)	1,235	40,199
Astoria Financial Corp. (Savings & Loans)	950	27,930
BancorpSouth, Inc. (Banks)	665	14,677
Bank of America Corp. (Banks)	37,810	1,744,931
Bank of Hawaii Corp. (Banks)	475	24,482
Bank of New York Co., Inc. (Banks)	7,220	229,957
BB &T Corp. (Banks)	5,035	211,017
Cathay Bancorp, Inc. (Banks)	380	13,657
Chittenden Corp. (Banks)	475	13,210
Citigroup, Inc. (Diversified Financial Services)	48,640	2,360,500
Citizens Banking Corp. (Banks)	380	10,545
City National Corp. (Banks)	380	27,527
Comerica, Inc. (Banks)	1,520	86,275
Commerce Bancorp, Inc. (Banks)	1,520	52,303
Commerce Bancshares, Inc. (Banks)	665	34,660
Commercial Capital Bancorp, Inc. (Savings & Loans)	475	8,132
Compass Bancshares, Inc. (Banks)	1,140	55,051
Cullen/Frost Bankers, Inc. (Banks)	475	25,498
Dime Community Bancshares, Inc. (Savings & Loans)	285	4,164
Doral Financial Corp. (Diversified Financial Services)	855	9,063
Downey Financial Corp. (Savings & Loans)	190	12,994
East-West Bancorp, Inc. (Banks)	475	17,333
F.N.B.Corp. (Banks)	475	8,246
Fifth Third Bancorp (Banks)	4,370	164,836
First BanCorp. (Banks)	665	8,253
First Horizon National Corp. (Banks)	1,140	43,822
First Midwest Bancorp, Inc. (Banks)	475	16,654
First Niagara Financial Group, Inc. (Savings & Loans)	1,140	16,496
FirstFed Financial Corp.* (Savings & Loans)	190	10,359
FirstMerit Corp. (Banks)	760	19,692
Fulton Financial Corp. (Banks)	1,425	25,080
Golden West Financial Corp. (Savings & Loans)	2,850	188,100
Greater Bay Bancorp (Banks)	475	12,170
Harbor Florida Bancshares, Inc. (Savings & Loans)	190	7,040
Hudson City Bancorp, Inc. (Savings & Loans)	5,605	67,933
Hudson United Bancorp (Banks)	380	15,838
Huntington Bancshares, Inc. (Banks)	1,995	47,381
Independence Community Bank Corp. (Savings & Loans)	760	30,195
IndyMac Bancorp, Inc. (Diversified Financial Services)	570	22,241
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,870	1,304,610
KeyCorp (Banks)	3,800	125,134
M&T Bank Corp. (Banks)	760	82,878
MAF Bancorp, Inc. (Savings & Loans)	285	11,793
Marshall & Ilsley Corp. (Banks)	1,805	77,687
Mercantile Bankshares Corp. (Banks)	760	42,894
National City Corp. (Banks)	5,225	175,403
NetBank, Inc. (Internet)	475	3,411
New York Community Bancorp (Savings & Loans)	2,280	37,666
NewAlliance Bancshares, Inc. (Savings & Loans)	1,045	15,194
North Fork Bancorp, Inc. (Banks)	4,180	114,365
Northern Trust Corp. (Banks)	1,805	93,535
Old National Bancorp (Banks)	665	14,391
Pacific Capital Bancorp (Banks)	380	13,520
Park National Corp. (Banks)	95	9,751
People’s Bank (Savings & Loans)	570	17,704
PFF Bancorp, Inc. (Savings & Loans)	190	5,799
PNC Financial Services Group (Banks)	2,755	170,342
Popular, Inc. (Banks)	2,280	48,222
Provident Bankshares Corp. (Banks)	285	9,624
Provident Financial Services, Inc. (Savings & Loans)	665	12,309
Regions Financial Corp. (Banks)	4,275	146,034
Republic Bancorp, Inc. (Banks)	665	7,914
Sky Financial Group, Inc. (Banks)	1,045	29,072
South Financial Group, Inc. (Banks)	665	18,314
Sovereign Bancorp, Inc. (Savings & Loans)	3,515	75,994
Sterling Bancshares, Inc. (Banks)	380	5,867
SunTrust Banks, Inc. (Banks)	3,420	248,839
Susquehanna Bancshares, Inc. (Banks)	475	11,248
SVB Financial Group* (Banks)	285	13,349
Synovus Financial Corp. (Banks)	2,375	64,149
TCF Financial Corp. (Banks)	1,235	33,518
TD Banknorth, Inc. (Banks)	760	22,078
Texas Regional Bancshares, Inc.—Class A (Banks)	380	10,754

See accompanying notes to the financial statements.

152

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

The Colonial BancGroup, Inc. (Banks)	1,425	$33,944
TrustCo Bank Corp.NY (Banks)	665	8,259
Trustmark Corp. (Banks)	475	13,048
U.S. Bancorp (Banks)	17,005	508,279
UCBH Holdings, Inc. (Banks)	855	15,287
UnionBanCal Corp. (Banks)	475	32,642
United Bankshares, Inc. (Banks)	380	13,391
Valley National Bancorp (Banks)	1,045	25,185
W Holding Co., Inc. (Banks)	1,235	10,164
Wachovia Corp. (Banks)	10,735	567,451
Washington Federal, Inc. (Savings & Loans)	855	19,656
Washington Mutual, Inc. (Savings & Loans)	9,215	400,852
Webster Financial Corp. (Banks)	475	22,278
Wells Fargo & Co. (Banks)	8,975	563,899
Westamerica Bancorp (Banks)	285	15,125
Whitney Holding Corp. (Banks)	570	15,709
Wilmington Trust Corp. (Banks)	665	25,875
Wintrust Financial Corp. (Banks)	190	10,431
Zions Bancorp (Banks)	950	71,782

TOTAL COMMON STOCKS
(Cost $9,494,978)		11,271,261

TOTAL INVESTMENT SECURITIES
(Cost $9,494,978)—94.9%		11,271,261
Net other assets (liabilities)—5.1%		600,920

NET ASSETS —100.0%		$11,872,181

*	Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Banks	55.6%
Diversified Financial Services	31.1%
Internet	NM
Savings & Loans	8.2%
Other**	5.1%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

153

PROFUNDS VP
ProFund VP Banks

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $9,494,978)	$11,271,261
Dividends and interest receivable	13,316
Receivable for investments sold	2,874,590
Prepaid expenses	34

Total Assets	14,159,201

Liabilities:
Cash overdraft	31,513
Payable for capital shares redeemed	2,231,946
Advisory fees payable	7,229
Management services fees payable	1,446
Administration fees payable	359
Administrative services fees payable	4,923
Distribution fees payable	2,464
Trustee fees payable	28
Transfer agency fees payable	273
Fund accounting fees payable	429
Compliance services fees payable	145
Other accrued expenses	6,265

Total Liabilities	2,287,020

Net Assets	$11,872,181

Net Assets consist of:
Capital	$13,689,515
Accumulated net investment income (loss)	142,765
Accumulated net realized gains (losses) on investments	(3,736,382)
Net unrealized appreciation (depreciation) on investments	1,776,283

Net Assets	$11,872,181

Shares of Beneficial Interest Outstanding	392,327

Net Asset Value (offering and redemption price per share)	$30.26

Statement of Operations
For the Year ended December 31, 2005

Investment Income:
Dividends	$310,949
Interest	750

Total Investment Income	311,699

Expenses:
Advisory fees	63,990
Management services fees	12,798
Administration fees	2,746
Transfer agency fees	2,900
Administrative services fees	42,623
Distribution fees	21,330
Custody fees	15,378
Fund accounting fees	4,696
Trustee fees	108
Compliance services fees	222
Other fees	6,559

Total Gross Expenses before reductions	173,350
Less Expenses reduced by the Advisor	(4,416)

Total Net Expenses	168,934

Net Investment Income (Loss)	142,765

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(77,597)
Change in net unrealized appreciation/depreciation on investments	(407,467)

Net Realized and Unrealized Gains (Losses) on Investments	(485,064)

Change in Net Assets Resulting from Operations	$(342,299)

See accompanying notes to the financial statements.

154

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the Year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$142,765	$218,031
Net realized gains (losses) on investments	(77,597)	330,916
Change in net unrealized appreciation/depreciation on investments	(407,467)	876,802

Change in net assets resulting from operations	(342,299)	1,425,749

Distributions to Shareholders From:
Net investment income	(218,031)	(72,674)
Net realized gains on investments	(907,240)	—

Change in net assets resulting from distributions	(1,125,271)	(72,674)

Capital Transactions:
Proceeds from shares issued	73,808,575	153,439,806
Dividends reinvested	1,125,271	72,674
Cost of shares redeemed	(74,734,574)	(147,483,802)

Change in net assets resulting from capital transactions	199,272	6,028,678

Change in net assets	(1,268,298)	7,381,753
Net Assets:
Beginning of period	13,140,479	5,758,726

End of period	$11,872,181	$13,140,479

Accumulated net investment income (loss)	$142,765	$218,031

Share Transactions:
Issued	2,202,833	4,489,534
Reinvested	39,004	2,013
Redeemed	(2,206,519)	(4,308,480)

Change in shares	35,318	183,067

See accompanying notes to the financial statements.

155

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$36.81	$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss) (b)	0.56	0.50	0.38	0.19
Net realized and unrealized gains (losses)on investments	(0.92)	3.39	7.25	(4.21)

Total income (loss) from investment activities	(0.36)	3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	(1.20)	(0.19)	(0.50)	—
Net realized gains on investments	(4.99)	—	—	—

Total distributions	(6.19)	(0.19)	(0.50)	—

Net Asset Value, End of Period	$30.26	$36.81	$33.11	$25.98

Total Return	(0.15)%	11.77%	29.39%	(13.40	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.03%	1.98%	2.30%	2.11%
Net expenses (d)	1.98%	1.98%	1.98%	1.98%
Net investment income (loss) (d)	1.67%	1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$11,872	$13,140	$5,759	$5,782
Portfolio turnover rate (e)	883%	1,003%	1,457%	1,183	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

156

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2005, the Fund had a total return of 2.44%, 1 compared to a return of 4.97% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

This index benefited from both a robust U.S. economy and strong overseas demand for basic materials. Offsetting these generally positive market conditions were severely higher energy costs. These higher costs cut into earnings across the sector, but fell particularly hard on the chemical companies. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Phelps Dodge, Monsanto, and Praxair, while the bottom three performers were International Paper, DuPont, and Dow Chemical.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Basic Materials	2.44%	14.11%	6.75%

Dow Jones U.S. Basic Materials Index	4.97%	17.20%	9.73%

S&P 500 Index	4.91%	14.39%	5.73%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

157

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials - Sector Composition
% of Index

Chemicals	55.99%
Forestry and Paper	9.34%
Industrial Metals	19.61%
Mining	15.06%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.4%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	18,200	$1,077,258
Airgas, Inc. (Chemicals)	5,880	193,452
AK Steel Holding Corp.* (Iron/Steel)	8,960	71,232
Albemarle Corp. (Chemicals)	3,360	128,856
Alcoa, Inc. (Mining)	76,440	2,260,332
Allegheny Technologies, Inc. (Iron/Steel)	7,000	252,560
Arch Coal, Inc. (Coal)	5,320	422,940
Ashland, Inc. (Chemicals)	6,440	372,876
Avery Dennison Corp. (Household Products/Wares)	8,680	479,743
Bowater, Inc. (Forest Products & Paper)	4,760	146,227
Cabot Corp. (Chemicals)	4,760	170,408
Cambrex Corp. (Biotechnology)	2,240	42,045
Caraustar Industries, Inc.* (Forest Products & Paper)	2,520	21,899
Carpenter Technology Corp. (Iron/Steel)	1,960	138,121
Chaparral Steel Co.* (Iron/Steel)	1,960	59,290
Chemtura Corp. (Chemicals)	20,440	259,588
Cleveland-Cliffs, Inc. (Iron/Steel)	1,960	173,597
Coeur d’Alene Mines Corp.* (Mining)	21,840	87,360
Commercial Metals Co. (Metal Fabricate/Hardware)	5,040	189,201
CONSOL Energy, Inc. (Coal)	8,120	529,262
Cytec Industries, Inc. (Chemicals)	3,360	160,037
Du Pont (Chemicals)	87,360	3,712,799
Eastman Chemical Co. (Chemicals)	7,000	361,130
Ecolab, Inc. (Chemicals)	16,240	589,025
Engelhard Corp. (Chemicals)	10,640	320,796
Ferro Corp. (Chemicals)	3,640	68,286
FMC Corp.* (Chemicals)	3,080	163,764
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	15,680	843,584
Fuller (H.B.) Co. (Chemicals)	2,520	80,816
Georgia Gulf Corp. (Chemicals)	3,080	93,694
Harsco Corp. (Miscellaneous Manufacturing)	3,640	245,736
Headwaters, Inc.* (Energy - Alternate Sources)	3,640	129,002
Hercules, Inc.* (Chemicals)	8,960	101,248
Huntsman Corp.* (Chemicals)	7,840	135,005
International Flavors & Fragrances, Inc. (Chemicals)	7,560	253,260
International Paper Co. (Forest Products & Paper)	42,840	1,439,852
Lubrizol Corp. (Chemicals)	5,880	255,368
Lyondell Chemical Co. (Chemicals)	19,600	466,872
Macdermid, Inc. (Chemicals)	2,240	62,496
Massey Energy Co. (Coal)	6,720	254,486
Meridian Gold, Inc.* (Mining)	8,680	189,832
Minerals Technologies, Inc. (Chemicals)	1,680	93,895
Monsanto Co. (Agriculture)	23,520	1,823,506
Neenah Paper, Inc. (Forest Products & Paper)	1,400	39,200
Newmont Mining Corp. (Mining)	36,400	1,943,760
Nucor Corp. (Iron/Steel)	12,320	821,991
Olin Corp. (Chemicals)	6,160	121,229
OM Group, Inc.* (Chemicals)	2,520	47,275
Peabody Energy Corp. (Coal)	11,480	946,182
Phelps Dodge Corp. (Mining)	8,120	1,168,224
Pope & Talbot, Inc. (Forest Products & Paper)	1,400	11,662
Potlatch Corp. (Forest Products & Paper)	2,520	128,470
PPG Industries, Inc. (Chemicals)	15,120	875,448
Praxair, Inc. (Chemicals)	28,560	1,512,538
Reliance Steel & Aluminum Co. (Iron/Steel)	2,520	154,022
Rohm & Haas Co. (Chemicals)	12,600	610,092
RPM, Inc. (Chemicals)	10,080	175,090
RTI International Metals, Inc.* (Mining)	1,960	74,382
Ryerson Tull, Inc. (Iron/Steel)	1,960	47,667
Schulman (A.), Inc. (Chemicals)	2,800	60,256
Sensient Technologies Corp. (Chemicals)	3,920	70,168
Sigma-Aldrich Corp. (Chemicals)	5,040	318,982
Southern Copper Corp. (Mining)	3,080	206,298
Steel Dynamics, Inc. (Iron/Steel)	3,920	139,199
Stillwater Mining Co.* (Mining)	3,920	45,354
The Dow Chemical Co. (Chemicals)	84,560	3,705,418
The Mosaic Co.* (Chemicals)	10,920	159,760
The Scotts Co.—Class A (Household Products/Wares)	3,920	177,341
Tredegar Corp. (Miscellaneous Manufacturing)	2,240	28,874
United States Steel Corp. (Iron/Steel)	10,080	484,546
USEC, Inc. (Mining)	7,280	86,996
Valspar Corp. (Chemicals)	8,400	207,228
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,200	49,770
Wellman, Inc. (Chemicals)	2,800	18,984

See accompanying notes to the financial statements.

158

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Weyerhaeuser Co. (Forest Products & Paper)	21,280	$1,411,715
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,160	118,334

TOTAL COMMON STOCKS
(Cost $29,936,590)		34,887,191

TOTAL INVESTMENT SECURITIES
(Cost $29,936,590)—100.4%		34,887,191
Net other assets (liabilities)—(0.4)%		(136,940)

NET ASSETS—100.0%		$34,750,251

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	5.2%
Biotechnology	0.1%
Chemicals	49.0%
Coal	6.2%
Energy - Alternate Sources	0.4%
Forest Products & Paper	9.3%
Household Products/Wares	1.9%
Iron/Steel	6.7%
Metal Fabricate/Hardware	0.9%
Mining	19.9%
Miscellaneous Manufacturing	0.8%
Other**	(0.4)%

**	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

159

PROFUNDS VP
ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $29,936,590)	$34,887,191
Dividends and interest receivable	55,244
Receivable for investments sold	3,986,031
Prepaid expenses	205

Total Assets	38,928,671

Liabilities:
Cash overdraft	167,574
Payable for capital shares redeemed	3,949,139
Advisory fees payable	21,688
Management services fees payable	4,338
Administration fees payable	1,041
Administrative services fees payable	14,474
Distribution fees payable	7,249
Trustee fees payable	81
Transfer agency fees payable	802
Fund accounting fees payable	1,152
Compliance services fees payable	426
Other accrued expenses	10,456

Total Liabilities	4,178,420

Net Assets	$34,750,251

Net Assets consist of:
Capital	$35,118,829
Accumulated net investment income (loss)	84,905
Accumulated net realized gains (losses) on investments	(5,404,084)
Net unrealized appreciation (depreciation) on investments	4,950,601

Net Assets	$34,750,251

Shares of Beneficial Interest Outstanding	1,005,816

Net Asset Value (offering and redemption price per share)	$34.55

Statement of Operations
For the Year ended December 31, 2005

Investment Income:
Dividends	$532,608
Interest	1,296

Total Investment Income	533,904

Expenses:
Advisory fees	176,220
Management services fees	35,244
Administration fees	7,597
Transfer agency fees	7,919
Administrative services fees	117,331
Distribution fees	58,740
Custody fees	15,863
Fund accounting fees	11,424
Trustee fees	358
Compliance services fees	717
Other fees	17,586

Total Expenses	448,999

Net Investment Income (Loss)	84,905

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,465,827)
Change in net unrealized appreciation/depreciation on investments	(141,013)

Net Realized and Unrealized Gains (Losses) on Investments	(1,606,840)

Change in Net Assets Resulting from Operations	$(1,521,935)

See accompanying notes to the financial statements.

160

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the Year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$84,905	$84,905
Net realized gains (losses) on investments	(1,465,827)	(804,581)
Change in net unrealized appreciation/depreciation on investments	(141,013)	591,397

Change in net assets resulting from operations	(1,521,935)	(199,798)

Distributions to Shareholders From:
Net investment income	(13,386)	(73,537)
Net realized gains on investments	(1,072,803)	(662,989)

Change in net assets resulting from distributions	(1,086,189)	(736,526)

Capital Transactions:
Proceeds from shares issued	168,707,904	194,054,607
Dividends reinvested	1,086,189	736,526
Cost of shares redeemed	(158,049,576)	(219,169,697)

Change in net assets resulting from capital transactions	11,744,517	(24,378,564)

Change in net assets	9,136,393	(25,314,888)
Net Assets:
Beginning of period	25,613,858	50,928,746

End of period	$34,750,251	$25,613,858

Accumulated net investment income (loss)	$84,905	$13,386

Share Transactions:
Issued	4,813,131	5,810,356
Reinvested	33,691	21,128
Redeemed	(4,548,974)	(6,632,800)

Change in shares	297,848	(801,316)

See accompanying notes to the financial statements.

161

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$36.18	$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss) (b)	0.13	0.02	0.22	0.23
Net realized and unrealized gains (losses)on investments	0.59 (c)	3.40 (c)	7.88	(4.57)

Total income (loss) from investment activities	0.72	3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	(0.03)	(0.10)	(0.02)	—
Net realized gains on investments	(2.32)	(0.88)	—	—

Total distributions	(2.35)	(0.98)	(0.02)	—

Net Asset Value, End of Period	$34.55	$36.18	$33.74	$25.66

Total Return	2.44%	10.22%	31.58%	(14.47	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.91%	1.96%	2.03%	2.21%
Net expenses (e)	1.91%	1.96%	1.97%	1.98%
Net investment income (loss) (e)	0.36%	0.06%	0.75%	1.25%

Supplemental Data:
Net assets, end of period (000’s)	$34,750	$25,614	$50,929	$3,851
Portfolio turnover rate (f)	650%	783%	1,009%	2,498	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

162

ProFund VP Biotechnology

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2005, the Fund had a total return of 19.24%, 1 compared to a return of 21.70% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

The index benefited by strong performances by its two largest constituents, Amgen and Genentech. In early July, Amgen stock spiked higher as early results from a study showed that its newest anemia drug, Aranesp, helps patients with bone marrow diseases. Genentech’s stock more than doubled from its 2005 low of $44.08 in March, as the firm reported $676 million of sales in the first year of selling Avastin, an oncology drug. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Celgene, Amylin Pharmaceuticals, and Genentech, while the bottom three performers were Biogen, Invitrogen, and Genzyme.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Biotechnology	19.24%	22.29%	(0.63)%

Dow Jones U.S. Biotechnology Index	21.70%	25.60%	1.82%

S&P 500 Index	4.91%	14.39%	(1.58)%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’ss shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

163

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
Dow Jones U.S. Biotechnology - Sector Composition The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments December 31, 2005

Common Stocks (86.1%)
	Shares	Value

Abgenix, Inc.* (Pharmaceuticals)	7,170	$154,227
Albany Molecular Research, Inc.* (Commercial Services)	1,912	23,231
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,868	58,077
Amgen, Inc.* (Biotechnology)	77,864	6,140,355
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	9,321	372,094
Applera Corp. - Celera Genomics Group* (Biotechnology)	6,692	73,344
Biogen Idec, Inc.* (Biotechnology)	26,509	1,201,653
Celgene Corp.* (Biotechnology)	15,535	1,006,668
Cell Genesys, Inc.* (Biotechnology)	4,063	24,094
Cell Therapeutics, Inc.* (Pharmaceuticals)	6,692	14,589
Charles River Laboratories International, Inc.* (Biotechnology)	6,692	283,540
Chiron Corp.* (Biotechnology)	10,038	446,289
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,019	106,654
CuraGen Corp.* (Biotechnology)	4,063	12,514
CV Therapeutics, Inc.* (Pharmaceuticals)	4,063	100,478
Delta & Pine Land Co. (Agriculture)	3,346	76,991
Enzo Biochem, Inc.* (Biotechnology)	2,868	35,621
Enzon, Inc.* (Biotechnology)	4,063	30,066
Gen-Probe, Inc.* (Healthcare-Products)	4,541	221,555
Genentech, Inc.* (Biotechnology)	42,781	3,957,243
Genzyme Corp.* (Biotechnology)	16,700	1,182,026
Gilead Sciences, Inc.* (Pharmaceuticals)	42,303	2,226,406
Human Genome Sciences, Inc.* (Biotechnology)	11,950	102,292
ICOS Corp.* (Biotechnology)	5,258	145,279
ImClone Systems, Inc.* (Pharmaceuticals)	6,214	212,767
Incyte Genomics, Inc.* (Biotechnology)	7,648	40,840
InterMune, Inc.* (Biotechnology)	2,390	40,152
Invitrogen Corp.* (Biotechnology)	4,780	318,539
Medarex, Inc.* (Pharmaceuticals)	10,277	142,336
MedImmune, Inc.* (Biotechnology)	22,944	803,499
Millennium Pharmaceuticals, Inc.* (Biotechnology)	28,202	273,559
Myriad Genetics, Inc.* (Biotechnology)	3,585	74,568
Nabi Biopharmaceuticals* (Pharmaceuticals)	5,497	18,580
Nektar Therapeutics* (Biotechnology)	7,887	129,820
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	3,346	209,895
NPS Pharmaceuticals, Inc.* (Pharmaceuticals)	4,302	50,936
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,824	109,978
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,258	147,434
Protein Design Labs, Inc.* (Biotechnology)	10,516	298,865
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,585	57,181
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,497	20,559
Techne Corp.* (Healthcare-Products)	3,346	187,878
Telik, Inc.* (Biotechnology)	4,780	81,212
Trimeris, Inc.* (Pharmaceuticals)	1,434	16,477
United Therapeutics Corp.* (Pharmaceuticals)	2,151	148,677
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,604	238,073

TOTAL COMMON STOCKS (Cost $14,663,533)		21,617,111

Repurchase Agreements (0.9%)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $224,093 (Collateralized by $209,000 Federal National Mortgage Association, 7.125%, 6/15/10, maturity value $229,219)	$224,000	224,000

TOTAL REPURCHASE AGREEMENTS (Cost $224,000)		224,000

TOTAL INVESTMENT SECURITIES (Cost $14,887,533)–87.0%		21,841,111
Net other assets (liabilities)–13.0%		3,250,661

NET ASSETS–100.0%		$25,091,772

*	Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 1/3/06 (Underlying notional amount at value $3,476,099)	34,761	$(94)

See accompanying notes to the financial statements.

164

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments December 31, 2005

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of December 31, 2005:
Agriculture	0.3%
Biotechnology	68.0%
Commercial Services	0.1%
Healthcare-Products	1.6%
Pharmaceuticals	16.1%
Other**	13.9%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

165

PROFUNDS VP
ProFund VP Biotechnology

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $14,663,533)	$21,617,111
Repurchase agreements, at cost	224,000

Total Investment Securities	21,841,111
Cash	771
Dividends and interest receivable	47
Receivable for investments sold	3,768,825
Prepaid expenses	69

Total Assets	25,610,823

Liabilities:
Payable for capital shares redeemed	467,604
Unrealized depreciation on swap agreements	94
Advisory fees payable	22,562
Management services fees payable	4,512
Administration fees payable	876
Administrative services fees payable	11,412
Distribution fees payable	5,711
Trustee fees payable	64
Transfer agency fees payable	735
Fund accounting fees payable	901
Compliance services fees payable	336
Other accrued expenses	4,244

Total Liabilities	519,051

Net Assets	$25,091,772

Net Assets consist of:
Capital	$33,567,074
Accumulated net realized gains (losses) on investments	(15,428,786)
Net unrealized appreciation (depreciation) on investments	6,953,484

Net Assets	$25,091,772

Shares of Beneficial Interest Outstanding	1,154,615

Net Asset Value (offering and redemption price per share)	$21.73

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$3,511
Dividends	1,875

Total Investment Income	5,386

Expenses:
Advisory fees	154,663
Management services fees	30,933
Administration fees	6,618
Transfer agency fees	6,656
Administrative services fees	103,090
Distribution fees	51,554
Custody fees	11,980
Fund accounting fees	9,548
Trustee fees	204
Compliance services fees	532
Other fees	9,731
Recoupment of prior expenses reimbursed by the Advisor	11,545

Total Expenses	397,054

Net Investment Income (Loss)	(391,668)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,214,099)
Net realized gains (losses) on swap agreements	(26,660)
Change in net unrealized appreciation/depreciation on investments	4,270,642

Net Realized and Unrealized Gains (Losses) on Investments	3,029,883

Change in Net Assets Resulting from Operations	$2,638,215

See accompanying notes to the financial statements.

166

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(391,668)	$(379,073)
Net realized gains (losses) on investments	(1,240,759)	3,504,585
Change in net unrealized appreciation/depreciation on investments	4,270,642	(2,824,115)

Change in net assets resulting from operations	2,638,215	301,397

Distributions to Shareholders From:
Net realized gains on investments	(1,394,389)	(3,036,159)

Change in net assets resulting from distributions	(1,394,389)	(3,036,159)

Capital Transactions:
Proceeds from shares issued	146,454,818	153,378,600
Dividends reinvested	1,394,389	3,036,159
Cost of shares redeemed	(148,833,431)	(143,190,128)

Change in net assets resulting from capital transactions	(984,224)	13,224,631

Change in net assets	259,602	10,489,869
Net Assets:
Beginning of period	24,832,170	14,342,301

End of period	$25,091,772	$24,832,170

Share Transactions:
Issued	7,512,668	7,033,612
Reinvested	64,735	168,488
Redeemed	(7,717,493)	(6,560,589)

Change in shares	(140,090)	641,511

See accompanying notes to the financial statements.

167

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
For a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$19.18	$21.96	$15.71	$25.44	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.38)	(0.41)	(0.37)	(0.35)	(0.48)
Net realized and unrealized gains (losses) on investments	4.06	2.25	6.62	(9.19)	(4.08)

Total income (loss) from investment activities	3.68	1.84	6.25	(9.54)	(4.56)

Distributions to Shareholders From:
Net realized gains on investments	(1.13)	(4.62)	–	(0.19)	–

Net Asset Value, End of Period	$21.73	$19.18	$21.96	$15.71	$25.44

Total Return	19.24%	9.73%	39.78%	(37.51)%	(15.20	)% (c)

Ratio to Average Net Assets:
Gross expenses (d)	1.92%	1.98%	2.04%	2.16%	2.03%
Net expenses (d)	1.92%	1.98%	1.98%	1.98%	2.03%
Net investment income (loss) (d)	(1.90)%	(1.88)%	(1.87)%	1.91%	(1.98)%
Supplemental Data:
Net assets, end of period (000’s)	$25,092	$24,832	$14,342	$14,246	$44,247
Portfolio turnover rate (e)	809%	788%	848%	1,049%	1,044	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

168

ProFund VP Consumer Goods

The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index. For the year ended December 31, 2005, the Fund had a total return of -0.37%, 1 compared to a return of 2.04% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footwear. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Non-Cyclical Sector Index and also included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products and agriculture and tobacco products.

Rising short-term interest rates and higher energy prices reduced consumers’ disposable income, which contributed to the weak performance of this sector. Tobacco companies thrived in 2005 with help from positive legal rulings affecting ongoing liability lawsuits. Beverage companies saw a mixed year in 2005, with Pepsi posting a single-digit gain, while Coca-Cola and Anheuser-Busch’s stock prices fell. Anheuser-Busch sales were disappointing as demand weakened and aggressive marketing by key rivals cut into Anheuser’s market share. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, PepsiCo, and Colgate-Palmolive, while the bottom three performers were Electronic Arts, Anheuser-Busch, and Kimberly-Clark.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Consumer Goods	(0.37)%	8.84%	2.10%

Dow Jones U.S. Consumer Goods Index	2.04%	11.60%	4.74%

S&P 500 Index	4.91%	14.39%	5.73%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

169

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods - Sector Composition
% of Index

Automobiles & Parts	6.32%
Beverages	20.49%
Food Producers	13.17%
Household Goods	28.00%
Leisure Goods	5.39%
Personal Goods	12.01%
Tobacco	14.62%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2005

Common Stocks (100.3%)
	Shares	Value

Acco Brands Corp.* (Household Products/Wares)	236	$5,782
Activision, Inc.* (Software)	1,593	21,888
Actuant Corp. (Miscellaneous Manufacturing)	177	9,877
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	472	21,594
Altria Group, Inc. (Agriculture)	11,977	894,921
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	236	4,326
Anheuser-Busch Cos., Inc. (Beverages)	4,484	192,633
Archer-Daniels-Midland Co. (Agriculture)	3,481	85,841
ArvinMeritor, Inc. (Auto Parts & Equipment)	413	5,943
Avon Products, Inc. (Cosmetics/Personal Care)	2,655	75,800
Beazer Homes USA, Inc. (Home Builders)	236	17,190
Black & Decker Corp. (Hand/Machine Tools)	472	41,045
Blyth, Inc. (Household Products/Wares)	177	3,708
BorgWarner, Inc. (Auto Parts & Equipment)	295	17,886
Briggs & Stratton Corp. (Machinery-Diversified)	295	11,443
Brown-Forman Corp. (Beverages)	236	16,360
Brunswick Corp. (Leisure Time)	590	23,989
Bunge, Ltd. (Agriculture)	649	36,740
Callaway Golf Co. (Leisure Time)	354	4,899
Campbell Soup Co. (Food)	1,475	43,911
Centex Corp. (Home Builders)	767	54,833
Champion Enterprises, Inc.* (Home Builders)	413	5,625
Chiquita Brands International, Inc. (Food)	236	4,722
Church & Dwight, Inc. (Household Products/Wares)	354	11,693
Cintas Corp. (Textiles)	767	31,585
Clorox Co. (Household Products/Wares)	885	50,348
Coach, Inc.* (Apparel)	2,242	74,748
Coca-Cola Co. (Beverages)	12,803	516,089
Coca-Cola Enterprises, Inc. (Beverages)	1,416	27,145
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,009	165,044
ConAgra Foods, Inc. (Food)	3,009	61,023
Constellation Brands, Inc.* (Beverages)	1,121	29,404
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	354	5,423
Corn Products International, Inc. (Food)	413	9,867
D.R. Horton, Inc. (Home Builders)	1,593	56,918
Dana Corp. (Auto Parts & Equipment)	885	6,354
Dean Foods Co.* (Food)	885	33,329
Del Monte Foods Co.* (Food)	1,180	12,307
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	177	14,670
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,652	38,656
Electronic Arts, Inc.* (Software)	1,770	92,589
Energizer Holdings, Inc.* (Electrical Components & Equipment)	413	20,563
Ethan Allen Interiors, Inc. (Home Furnishings)	177	6,466
Fleetwood Enterprises, Inc.* (Home Builders)	354	4,372
Flowers Foods, Inc. (Food)	354	9,756
Ford Motor Co. (Auto Manufacturers)	10,207	78,798
Fossil, Inc.* (Household Products/Wares)	295	6,345
Furniture Brands International, Inc. (Home Furnishings)	295	6,587
G & K Services, Inc. (Textiles)	118	4,632
Garmin, Ltd. (Electronics)	354	23,487
General Mills, Inc. (Food)	2,065	101,845
General Motors Corp. (Auto Manufacturers)	2,419	46,977
Gentex Corp. (Electronics)	885	17,258
Genuine Parts Co. (Distribution/Wholesale)	1,003	44,052
Hain Celestial Group, Inc.* (Food)	177	3,745
Harley-Davidson, Inc. (Leisure Time)	1,593	82,024
Harman International Industries, Inc. (Home Furnishings)	354	34,639
Hasbro, Inc. (Toys/Games/Hobbies)	944	19,050
Heinz (H.J.) Co. (Food)	2,006	67,642
Herman Miller, Inc. (Office Furnishings)	413	11,642
HNI Corp. (Office Furnishings)	236	12,964
Hormel Foods Corp. (Food)	413	13,497
Hovnanian Enterprises, Inc.—Class A * (Home Builders)	177	8,786
Interface, Inc.—Class A * (Office Furnishings)	295	2,425
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	177	3,706
JM Smucker Co. (Food)	354	15,576
Johnson Controls, Inc. (Auto Parts & Equipment)	1,121	81,733
Jones Apparel Group, Inc. (Apparel)	708	21,750
KB Home (Home Builders)	472	34,296
Kellogg Co. (Food)	1,357	58,650
Kellwood Co. (Apparel)	177	4,227
Kenneth Cole Productions, Inc. (Retail)	59	1,505
Kimberly-Clark Corp. (Household Products/Wares)	2,714	161,889
Kraft Foods, Inc. (Food)	1,534	43,167
La-Z-Boy, Inc. (Home Furnishings)	295	4,000
Lancaster Colony Corp. (Miscellaneous Manufacturing)	177	6,558
Lear Corp. (Auto Parts & Equipment)	413	11,754

See accompanying notes to the financial statements.

170

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2005

Common Stocks, continued
	Shares	Value

Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,121	$25,738
Lennar Corp.—Class A (Home Builders)	708	43,202
Lennar Corp.—Class B (Home Builders)	59	3,345
Lexar Media, Inc.* (Computers)	413	3,391
Liz Claiborne, Inc. (Apparel)	649	23,247
Loews Corp.—Carolina Group (Agriculture)	472	20,763
M.D.C. Holdings, Inc. (Home Builders)	177	10,970
Martek Biosciences Corp.* (Biotechnology)	177	4,356
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	413	6,765
Mattel, Inc. (Toys/Games/Hobbies)	2,360	37,335
Maytag Corp. (Home Furnishings)	413	7,773
McCormick & Co., Inc. (Food)	649	20,067
Meritage Homes Corp.* (Home Builders)	118	7,425
Modine Manufacturing Co. (Auto Parts & Equipment)	177	5,768
Mohawk Industries, Inc.* (Textiles)	295	25,659
Molson Coors Brewing Co.—Class B (Beverages)	413	27,667
Monaco Coach Corp. (Home Builders)	177	2,354
NBTY, Inc.* (Pharmaceuticals)	354	5,753
Newell Rubbermaid, Inc. (Housewares)	1,593	37,882
NIKE, Inc.—Class B (Apparel)	1,062	92,171
Nu Skin Enterprises, Inc. (Retail)	295	5,186
NVR, Inc.* (Home Builders)	59	41,418
Oakley, Inc. (Health Care Products)	177	2,600
Pentair, Inc. (Miscellaneous Manufacturing)	590	20,367
PepsiAmericas, Inc. (Beverages)	413	9,606
PepsiCo, Inc. (Beverages)	9,617	568,171
Phillips-Van Heusen Corp. (Apparel)	236	7,646
Polaris Industries, Inc. (Leisure Time)	236	11,847
Polo Ralph Lauren Corp. (Apparel)	354	19,874
Procter & Gamble Co. (Cosmetics/Personal Care)	19,824	1,147,413
Proliance International, Inc.* (Auto Parts & Equipment)	118	624
Pulte Homes, Inc. (Home Builders)	1,239	48,767
Quiksilver, Inc.* (Apparel)	708	9,799
Ralcorp Holdings, Inc.* (Food)	177	7,064
Reebok International, Ltd. (Apparel)	295	17,178
Reynolds American, Inc. (Agriculture)	472	44,996
Russell Corp. (Apparel)	177	2,382
Sara Lee Corp. (Food)	4,602	86,977
SCP Pool Corp. (Distribution/Wholesale)	295	10,980
Smithfield Foods, Inc.* (Food)	531	16,249
Snap-on, Inc. (Hand/Machine Tools)	295	11,080
Spectrum Brands, Inc.* (Household Products/Wares)	236	4,793
Standard Pacific Corp. (Home Builders)	413	15,198
Steelcase, Inc.—Class A (Office Furnishings)	354	5,604
Superior Industries International, Inc. (Auto Parts & Equipment)	118	2,627
Take-Two Interactive Software, Inc.* (Software)	413	7,310
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	767	25,679
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,003	17,432
The Hershey Co. (Food)	1,003	55,416
The Nautilus Group, Inc. (Leisure Time)	177	3,303
The Pepsi Bottling Group, Inc. (Beverages)	885	25,320
The Ryland Group, Inc. (Home Builders)	295	21,278
The Stanley Works (Hand/Machine Tools)	472	22,675
The Stride Rite Corp. (Apparel)	236	3,200
The Timberland Co.—Class A * (Apparel)	354	11,523
Thor Industries, Inc. (Home Builders)	236	9,457
THQ, Inc.* (Software)	354	8,443
Toll Brothers, Inc.* (Home Builders)	649	22,481
Tommy Hilfiger Corp.* (Apparel)	531	8,623
Tootsie Roll Industries, Inc. (Food)	118	3,414
TreeHouse Foods, Inc.* (Food)	177	3,313
Tupperware Corp. (Household Products/Wares)	295	6,608
Tyson Foods, Inc.—Class A (Food)	1,357	23,205
Universal Corp. (Agriculture)	177	7,675
UST, Inc. (Agriculture)	944	38,544
V.F. Corp. (Apparel)	531	29,386
Visteon Corp.* (Auto Parts & Equipment)	767	4,801
WCI Communities, Inc.* (Home Builders)	236	6,337
WD-40 Co. (Household Products/Wares)	118	3,099
Weight Watchers International, Inc.* (Commercial Services)	236	11,665
Whirlpool Corp. (Home Furnishings)	413	34,593
Winnebago Industries, Inc. (Home Builders)	177	5,891
Wolverine World Wide, Inc. (Apparel)	354	7,951
Wrigley (Wm.) Jr. Co. (Food)	826	54,921
Yankee Candle Co., Inc. (Household Products/Wares)	236	6,042

TOTAL COMMON STOCKS (Cost $5,793,206)		6,934,173

TOTAL INVESTMENT SECURITIES (Cost $5,793,206)—100.3%		6,934,173
Net other assets (liabilities)—(0.3)%		(21,378)

NET ASSETS—100.0%		$6,912,795

*  Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	16.3%
Apparel	4.8%
Auto Manufacturers	1.8%
Auto Parts & Equipment	2.4%
Beverages	20.3%
Biotechnology	0.1%
Commercial Services	0.2%
Computers	NM
Cosmetics/Personal Care	20.7%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	11.1%
Hand/Machine Tools	1.1%
Healthcare-Products	NM
Home Builders	6.1%
Home Furnishings	1.4%
Household Products/Wares	3.8%
Housewares	0.5%
Leisure Time	1.8%
Machinery-Diversified	0.2%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.5%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.9%
Textiles	0.9%
Toys/Games/Hobbies	1.0%
Other**	(0.3)%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities and net other assets (liabilities)

See accompanying notes to the financial statements.

171

PROFUNDS VP
ProFund VP Consumer Goods

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $5,793,206)	$6,934,173
Dividends and interest receivable	20,952
Receivable for investments sold	83,424
Receivable for capital shares issued	174,037
Prepaid expenses	51

Total Assets	7,212,637

Liabilities:
Cash overdraft	165,366
Payable for investments purchased	117,556
Advisory fees payable	2,178
Management services fees payable	436
Administration fees payable	265
Administrative services fees payable	3,168
Distribution fees payable	1,599
Trustee fees payable	18
Transfer agency fees payable	175
Fund accounting fees payable	324
Compliance services fees payable	93
Other accrued expenses	8,664

Total Liabilities	299,842

Net Assets	$6,912,795

Net Assets consist of:
Capital	$8,110,763
Accumulated net investment income (loss)	13,509
Accumulated net realized gains (losses) on investments	(2,352,444)
Net unrealized appreciation (depreciation) on investments	1,140,967

Net Assets	$6,912,795

Shares of Beneficial Interest Outstanding	232,358

Net Asset Value (offering and redemption price per share)	$29.75

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$216,830
Interest	574

Total Investment Income	217,404

Expenses:
Advisory fees	77,611
Management services fees	15,522
Administration fees	3,361
Transfer agency fees	3,514
Administrative services fees	51,717
Distribution fees	25,870
Custody fees	23,098
Fund accounting fees	5,952
Trustee fees	105
Compliance services fees	184
Other fees	7,596

Total Gross Expenses before reductions	214,530
Less Expenses reduced by the Advisor	(10,635)

Total Net Expenses	203,895

Net Investment Income (Loss)	13,509

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(82,628)
Change in net unrealized appreciation/depreciation on investments	171,891

Net Realized and Unrealized Gains (Losses) on Investments	89,263

Change in Net Assets Resulting from Operations	$102,772

See accompanying notes to the financial statements.

172

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$13,509	$35,189
Net realized gains (losses) on investments	(82,628)	(799,935)
Change in net unrealized appreciation/depreciation on investments	171,891	496,433

Change in net assets resulting from operations	102,772	(268,313)

Distributions to Shareholders From:
Net investment income	(35,189)	(5,023)
Net realized gains on investments	—	(384,349)

Change in net assets resulting from distributions	(35,189)	(389,372)

Capital Transactions:
Proceeds from shares issued	79,077,020	230,858,611
Dividends reinvested	35,189	389,372
Cost of shares redeemed	(82,237,408)	(223,026,191)

Change in net assets resulting from capital transactions	(3,125,199)	8,221,792

Change in net assets	(3,057,616)	7,564,107
Net Assets:
Beginning of period	9,970,411	2,406,304

End of period	$6,912,795	$9,970,411

Accumulated net investment income (loss)	$13,509	$35,189

Share Transactions:
Issued	2,647,337	7,566,309
Reinvested	1,164	13,734
Redeemed	(2,748,531)	(7,329,148)

Change in shares	(100,030)	250,895

See accompanying notes to the financial statements.

173

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	year ended		year ended	year ended	May 1, 2002 (a) through
	December 31, 2005		December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$30.00		$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss) (b)	0.04		0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	(0.15	) (c)	2.54 (c)	4.59	(4.93)

Total income (loss) from investment activities	(0.11)		2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	(0.14)		(0.03)	(0.21)	—
Net realized gains on investments	—		(2.11)	—	—

Total distributions	(0.14)		(2.14)	(0.21)	—

Net Asset Value, End of Period	$29.75		$30.00	$29.53	$25.11

Total Return	(0.37)%		9.26%	18.46%	(16.30	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	2.08%		1.99%	2.33%	2.10%
Net expenses (e)	1.98%		1.98%	1.98%	1.98%
Net investment income (loss) (e)	0.13%		0.24%	0.13%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$6,913		$9,970	$2,406	$4,952
Portfolio turnover rate (f)	870%		1,547%	1,472%	1,057	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

174

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index. For the year ended December 31, 2005, the Fund had a total return of –4.67%, 1 compared to a return of –1.93% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index 3.

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. Prior to December 18, 2004, the index underlying the Fund’s benchmark was called, the Dow Jones U.S. Consumer Cyclical Sector Index and also included airlines, auto manufacturers, auto parts, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.

Rising short-term interest rates and higher energy prices reduced consumers’ disposable income, which contributed to the weak performance of this sector. Walmart, with a heavy concentration of its business in the Gulf Coast region, was negatively impacted by the major hurricanes that affected the area in the latter half of the year. Broadcast and cable TV companies struggled due to concerns about competition and subscriber growth. Emerging technologies put pressure on the shares of traditional media companies and satellite providers. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Lowe’s, Walgreen, and McDonald’s, while the bottom three performers were eBay, Comcast, and Walt Disney.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Consumer Services	(4.67)%	9.16%	(1.30)%

Dow Jones U.S. Consumer Services Index	(1.93)%	13.39%	2.58%

S&P 500 Index	4.91%	14.39%	5.73%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

175

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services - Sector Composition
% of Index

Food & Drug Retailers	11.47%
General Retailers	42.28%
Media	29.09%
Travel & Leisure	17.16%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2005

Common Stocks (99.7%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	175	$11,407
Adesa, Inc. (Commercial Services)	175	4,274
Advance Auto Parts, Inc. * (Retail)	210	9,127
ADVO, Inc. (Advertising)	70	1,973
Aeropostale, Inc. * (Retail)	105	2,762
AirTran Holdings, Inc. * (Airlines)	175	2,805
Alaska Air Group, Inc. * (Airlines)	35	1,250
Albertson’s, Inc. (Food)	700	14,945
Amazon.com, Inc. * (Internet)	595	28,054
American Eagle Outfitters, Inc. (Retail)	280	6,434
American Greetings Corp.—Class A (Household Products/Wares)	140	3,076
AmerisourceBergen Corp. (Pharmaceuticals)	420	17,388
AMR Corp. * (Airlines)	350	7,781
Andrx Group * (Pharmaceuticals)	140	2,306
AnnTaylor Stores Corp. * (Retail)	140	4,833
Apollo Group, Inc.—Class A * (Commercial Services)	315	19,045
Applebee’s International, Inc. (Retail)	175	3,953
Aramark Corp. (Commercial Services)	245	6,806
Arbitron, Inc. (Commercial Services)	70	2,659
AutoNation, Inc. * (Retail)	385	8,366
AutoZone, Inc. * (Retail)	105	9,634
Avid Technology, Inc. * (Software)	70	3,833
Aztar Corp. * (Lodging)	70	2,127
Barnes& Noble, Inc. (Retail)	105	4,480
Bed Bath& Beyond, Inc. * (Retail)	595	21,509
Belo Corp.—Class A (Media)	210	4,496
Best Buy Co., Inc. (Retail)	805	35,001
Big Lots, Inc. * (Retail)	245	2,942
BJ’s Wholesale Club, Inc. * (Retail)	140	4,138
Bob Evans Farms, Inc. (Retail)	70	1,614
Borders Group, Inc. (Retail)	140	3,034
Boyd Gaming Corp. (Lodging)	105	5,004
Brinker International, Inc. (Retail)	175	6,766
Cablevision Systems Corp.—Class A * (Media)	385	9,036
Cardinal Health, Inc. (Pharmaceuticals)	875	60,156
Career Education Corp. * (Commercial Services)	210	7,081
Carmax, Inc. * (Retail)	210	5,813
Carnival Corp. (Leisure Time)	875	46,786
Casey’s General Stores, Inc. (Retail)	105	2,604
Catalina Marketing Corp. (Advertising)	105	2,662
CBRL Group, Inc. (Retail)	105	3,691
CCE Spinco, Inc. * (Commercial Services)	140	1,834
CDW Corp. (Distribution/Wholesale)	140	8,060
CEC Entertainment, Inc. * (Retail)	70	2,383
Cendant Corp. (Commercial Services)	2,100	36,224
Charming Shoppes, Inc. * (Retail)	210	2,772
Cheesecake Factory, Inc. * (Retail)	175	6,543
Chemed Corp. (Commercial Services)	35	1,739
Chico’s FAS, Inc. * (Retail)	350	15,376
Circuit City Stores, Inc. (Retail)	385	8,697
Claire’s Stores, Inc. (Retail)	175	5,114
Clear Channel Communications, Inc. (Media)	1,015	31,922
CNET Networks, Inc. * (Internet)	280	4,113
Comcast Corp.—Special Class A * (Media)	4,200	109,031
Continental Airlines, Inc.—Class B * (Airlines)	175	3,728
Copart, Inc. * (Retail)	140	3,228
Corinthian Colleges, Inc. * (Commercial Services)	175	2,062
Costco Wholesale Corp. (Retail)	945	46,749
CVS Corp. (Retail)	1,645	43,461
Darden Restaurants, Inc. (Retail)	280	10,886
DeVry, Inc. * (Commercial Services)	140	2,800
Dex Media, Inc. (Media)	210	5,689
Dick’s Sporting Goods, Inc. * (Retail)	70	2,327
Dillards, Inc.—Class A (Retail)	140	3,475
DIRECTV Group, Inc. * (Media)	1,855	26,193
Discovery Holding Co.—Class A * (Media)	560	8,484
Dollar General Corp. (Retail)	595	11,347
Dollar Tree Stores, Inc. * (Retail)	210	5,027
Dow Jones& Co., Inc. (Media)	105	3,726
DreamWorks Animation SKG, Inc.—Class A * (Entertainment)	105	2,579
Dress Barn, Inc. * (Retail)	35	1,351
Dun& Bradstreet Corp. * (Software)	140	9,374
eBay, Inc. * (Internet)	2,135	92,340
EchoStar Communications Corp.—Class A * (Media)	455	12,362
Education Management Corp. * (Commercial Services)	140	4,691
Entercom Communications Corp. * (Media)	70	2,077
Expedia, Inc. * (Internet)	595	14,256
FactSet Research Systems, Inc. (Computers)	70	2,881
Family Dollar Stores, Inc. (Retail)	315	7,809

See accompanying notes to the financial statements.

176

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2005

Common Stocks, continued
	Shares	Value

Fastenal Co. (Distribution/Wholesale)	280	$10,973
Federated Department Stores, Inc. (Retail)	525	34,823
Foot Locker, Inc. (Retail)	315	7,431
GameStop Corp.(New)—Class B * (Retail)	70	2,023
Gannett Co., Inc. (Media)	490	29,679
Gaylord Entertainment Co. * (Lodging)	70	3,051
Gemstar-TV Guide International, Inc. * (Media)	490	1,279
Genesco, Inc. * (Retail)	35	1,358
Getty Images, Inc. * (Advertising)	105	9,373
GTECH Holdings Corp. (Entertainment)	245	7,776
Guitar Center, Inc. * (Retail)	70	3,501
H & R Block, Inc. (Commercial Services)	595	14,607
Harrah’s Entertainment, Inc. (Lodging)	385	27,447
Harte-Hanks, Inc. (Advertising)	105	2,771
Hilton Hotels Corp. (Lodging)	735	17,721
Home Depot, Inc. (Retail)	4,375	177,099
IAC/InterActiveCorp * (Internet)	630	17,835
IHOP Corp. (Retail)	35	1,642
Interactive Data Corp. (Commercial Services)	70	1,590
International Game Technology (Entertainment)	700	21,546
International Speedway Corp. (Entertainment)	70	3,353
Interpublic Group of Cos., Inc. * (Advertising)	875	8,444
ITT Educational Services, Inc. * (Commercial Services)	105	6,207
J.C. Penney Co., Inc. (Holding Company) (Retail)	455	25,298
Jack in the Box, Inc. * (Retail)	70	2,445
JetBlue Airways Corp. * (Airlines)	315	4,845
John Wiley& Sons, Inc. (Media)	70	2,733
Knight-Ridder, Inc. (Media)	140	8,862
Kohls Corp. * (Retail)	630	30,618
Kroger Co. * (Food)	1,470	27,754
La Quinta Corp. * (Lodging)	420	4,679
Lamar Advertising Co. * (Advertising)	175	8,075
Las Vegas Sands Corp. * (Lodging)	245	9,670
Laureate Education, Inc. * (Commercial Services)	105	5,514
Lee Enterprises, Inc. (Media)	70	2,584
Liberty Global, Inc.—Class A * (Media)	455	10,238
Liberty Global, Inc.—Series C * (Media)	490	10,388
Liberty Media Corp.—Class A * (Media)	5,460	42,970
Limited, Inc. (Retail)	700	15,645
Linens‘n Things, Inc. * (Retail)	105	2,793
Longs Drug Stores Corp. (Retail)	70	2,547
Lowe’s Cos., Inc. (Retail)	1,435	95,656
Marriott International, Inc.—Class A (Lodging)	385	25,783
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	70	2,549
McClatchy Co. (Media)	35	2,069
McDonald’s Corp. (Retail)	2,590	87,335
McGraw-Hill Cos., Inc. (Media)	770	39,755
McKesson Corp. (Commercial Services)	560	28,890
Media General, Inc.—Class A (Media)	35	1,775
Meredith Corp. (Media)	70	3,664
MGM Grand, Inc. * (Commercial Services)	245	8,984
Michaels Stores, Inc. (Retail)	280	9,904
NAVTEQ * (Software)	175	7,677
News Corp.—Class A (Media)	5,145	80,005
Nordstrom, Inc. (Retail)	490	18,326
O’Reilly Automotive, Inc. * (Retail)	210	6,722
Office Depot, Inc. * (Retail)	630	19,782
OfficeMax, Inc. (Retail)	140	3,550
Omnicare, Inc. (Pharmaceuticals)	210	12,016
Omnicom Group, Inc. (Advertising)	350	29,795
Outback Steakhouse, Inc. (Retail)	140	5,825
P.F. Chang’s China Bistro, Inc. * (Retail)	35	1,737
Pacific Sunwear of California, Inc. * (Retail)	140	3,489
Panera Bread Co.—Class A * (Retail)	70	4,598
Payless ShoeSource, Inc. * (Retail)	140	3,514
Penn National Gaming * (Entertainment)	140	4,613
Pep Boys-Manny, Moe & Jack (Retail)	105	1,563
Performance Food Group Co. * (Food)	70	1,986
PETCO Animal Supplies, Inc. * (Retail)	70	1,537
Petsmart, Inc. (Retail)	280	7,185
Pier 1 Imports, Inc. (Retail)	175	1,528
Pinnacle Entertainment, Inc. * (Entertainment)	70	1,730
Pixar Animation Studios * (Software)	105	5,536
R.H.Donnelley Corp. * (Advertising)	70	4,313
Radio One, Inc. * (Media)	140	1,449
RadioShack Corp. (Retail)	280	5,888
Reader’s Digest Association, Inc. (Media)	210	3,196
Regis Corp. (Retail)	105	4,050
Rent-A-Center, Inc. * (Commercial Services)	140	2,640
Rite Aid Corp. * (Retail)	910	3,167
Ross Stores, Inc. (Retail)	315	9,104
Royal Caribbean Cruises, Ltd. (Leisure Time)	280	12,617
Ruby Tuesday, Inc. (Retail)	140	3,625
Sabre Holdings Corp. (Leisure Time)	280	6,751
Safeway, Inc. (Food)	910	21,531
Saks, Inc. * (Retail)	245	4,131
Scholastic Corp. * (Media)	70	1,996
Scientific Games Corp. * (Entertainment)	140	3,819
Sears Holdings Corp. * (Retail)	210	24,261
Service Corp.International (Commercial Services)	630	5,153
Sirius Satellite Radio, Inc. * (Media)	2,450	16,415
SkyWest, Inc. (Airlines)	105	2,820
Sonic Corp. * (Retail)	105	3,098
Sotheby’s Holdings, Inc.—Class A * (Commercial Services)	105	1,928
Southwest Airlines Co. (Airlines)	1,470	24,152
Staples, Inc. (Retail)	1,505	34,179
Starbucks Corp. * (Retail)	1,575	47,266
Starwood Hotels& Resorts Worldwide, Inc. (Lodging)	455	29,057
Station Casinos, Inc. (Lodging)	105	7,119
Strayer Education, Inc. (Commercial Services)	35	3,280
SuperValu, Inc. (Food)	280	9,094
Sysco Corp. (Food)	1,260	39,123
Target Corp. (Retail)	1,645	90,425
Telewest Global, Inc. * (Telecommunications)	490	11,672
The Cato Corp.—Class A (Retail)	70	1,502
The Children’s Place Retail Stores, Inc. * (Retail)	35	1,730
The E.W.Scripps Co.—Class A (Media)	175	8,404
The Gap, Inc. (Retail)	1,295	22,844
The Men’s Wearhouse, Inc. * (Retail)	105	3,091
The New York Times Co.—Class A (Media)	280	7,406
The ServiceMaster Co. (Commercial Services)	595	7,110
The Sports Authority, Inc. * (Retail)	70	2,179
Tiffany & Co. (Retail)	280	10,721
Time Warner, Inc. (Media)	8,995	156,872
TJX Cos., Inc. (Retail)	980	22,765
Tractor Supply Co. * (Retail)	70	3,706
Tribune Co. (Media)	420	12,709
Tuesday Morning Corp. (Retail)	70	1,464
United Natural Foods, Inc. * (Food)	70	1,848
Univision Communications, Inc.—Class A * (Media)	525	15,430
Urban Outfitters, Inc. * (Retail)	245	6,201
Valassis Communications, Inc. * (Commercial Services)	105	3,052
ValueClick, Inc. * (Internet)	210	3,803
VCA Antech, Inc. * (Pharmaceuticals)	175	4,935

See accompanying notes to the financial statements.

177

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2005

Common Stocks, continued
	Shares	Value

Viacom, Inc.—Class B (Media)	2,905	$94,703
Wal-Mart Stores, Inc. (Retail)	5,250	245,699
Walgreen Co. (Retail)	2,100	92,945
Walt Disney Co. (Media)	4,095	98,157
Washington Post Co.—Class B (Media)	35	26,775
Wendy’s International, Inc. (Retail)	245	13,539
Westwood One, Inc. (Media)	140	2,282
Whole Foods Market, Inc. (Food)	280	21,669
Williams Sonoma, Inc. * (Retail)	175	7,551
WMS Industries, Inc. * (Leisure Time)	70	1,756
Wynn Resorts, Ltd. * (Lodging)	140	7,679
XM Satellite Radio Holdings, Inc.—Class A * (Media)	455	12,412
YUM! Brands, Inc. (Retail)	560	26,253
Zale Corp. * (Retail)	105	2,641

TOTAL COMMON STOCKS (Cost $2,735,675)		3,511,778

Repurchase Agreements (0.3%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05,
with a maturity value of $9,004
(Collateralized by $9,000 Federal
National Mortgage Association,
7.125%, 6/15/10, market
value $9,871)	$9,000	9,000

TOTAL REPURCHASE AGREEMENTS(Cost $9,000)		9,000

TOTAL INVESTMENT SECURITIES(Cost $2,744,675)—100.0%		3,520,778
Net other assets (liabilities)— (NM)		189

NET ASSETS—100.0%		$3,520,967

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	1.9%
Airlines	1.3%
Commercial Services	5.1%
Computers	0.1%
Distribution/Wholesale	0.5%
Entertainment	1.3%
Food	3.9%
Household Products/Wares	0.1%
Internet	4.6%
Leisure Time	1.9%
Lodging	4.0%
Media	25.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.7%
Retail	45.3%
Software	0.8%
Telecommunications	0.3%
Other **	0.3%

**Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

178

PROFUNDS VP
ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $2,735,675)	$3,511,778
Repurchase agreements, at cost	9,000

Total Investments	3,520,778
Cash	804
Dividends and interest receivable	4,129
Receivable for capital shares issued	6,653
Prepaid expenses	27

Total Assets	3,532,391

Liabilities:
Advisory fees payable	328
Management services fees payable	65
Administration fees payable	142
Administrative services fees payable	1,688
Distribution fees payable	859
Trustee fees payable	9
Transfer agency fees payable	93
Fund accounting fees payable	245
Compliance services fees payable	49
Other accrued expenses	7,946

Total Liabilities	11,424

Net Assets	$3,520,967

Net Assets consist of:
Capital	$4,487,539
Accumulated net realized gains (losses) on investments	(1,742,675)
Net unrealized appreciation (depreciation) on investments	776,103

Net Assets	$3,520,967

Shares of Beneficial Interest Outstanding	123,156

Net Asset Value (offering and redemption price per share)	$28.59

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$40,137
Interest	1,061

Total Investment Income	41,198

Expenses:
Advisory fees	40,579
Management services fees	8,116
Administration fees	1,753
Transfer agency fees	1,875
Administrative services fees	27,019
Distribution fees	13,526
Custody fees	31,885
Fund accounting fees	4,109
Trustee fees	63
Compliance services fees	108
Other fees	5,079

Total Gross Expenses before reductions	134,112
Less Expenses reduced by the Advisor	(26,985)

Total Net Expenses	107,127

Net Investment Income (Loss)	(65,929)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(337,588)
Change in net unrealized appreciation/depreciation on investments	(121,724)

Net Realized and Unrealized Gains (Losses) on Investments	(459,312)

Change in Net Assets Resulting from Operations	$(525,241)

See accompanying notes to the financial statements.

179

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(65,929)	$(50,864)
Net realized gains (losses) on investments	(337,588)	158,626
Change in net unrealized appreciation/depreciation on investments	(121,724)	262,889

Change in net assets resulting from operations	(525,241)	370,651

Capital Transactions:
Proceeds from shares issued	53,860,784	65,767,620
Cost of shares redeemed	(61,692,253)	(58,038,086)

Change in net assets resulting from capital transactions	(7,831,469)	7,729,534

Change in net assets	(8,356,710)	8,100,185
Net Assets:
Beginning of period	11,877,677	3,777,492

End of period	$3,520,967	$11,877,677

Share Transactions:
Issued	1,870,364	2,327,653
Redeemed	(2,143,296)	(2,067,097)

Change in shares	(272,932)	260,556

See accompanying notes to the financial statements.

180

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$29.99	$27.87	$21.98	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.35)	(0.29)	(0.30)	(0.17)
Net realized and unrealized gains (losses) on investments	(1.05)	2.41	6.19	(7.85)

Total income (loss) from investment activities	(1.40)	2.12	5.89	(8.02)

Net Asset Value, End of Period	$28.59	$29.99	$27.87	$21.98

Total Return	(4.67)%	7.61%	26.80%	(26.73	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	2.48%	2.20%	2.33%	2.65%
Net expenses (d)	1.98%	1.98%	1.96%	1.98%
Net investment income (loss) (d)	(1.22)%	(1.03)%	(1.19)%	(1.08)%

Supplemental Data:
Net assets, end of period (000’s)	$3,521	$11,878	$3,777	$3,439
Portfolio turnover rate (e)	1,219%	1,256%	2,100%	2,644	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

181

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2005, the Fund had a total return of 3.98%, 1 compared to a return of 6.47% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The severe flattening of the yield curve resulted in net interest margin pressure on many of the banks in the index. Solid growth in loans and deposits helped offset some of this pressure. In addition, the larger banks in the sector had particularly strong trading and fee-based revenue growth. Strong proprietary trading by large banks and broker-dealers, especially in fixed income and energy trading, as well as solid investment banking revenues, aided this sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Merrill Lynch, JPMorgan Chase, and American Express, while the bottom three performers were U.S. Bancorp, Bank of America, and Morgan Stanley.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Financials	3.98%	13.96%	3.35%

Dow Jones U.S. Financials Index	6.47%	16.87%	6.30%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials - Sector omposition
% of Index

Banks	45.49%
Nonlife Insurance	17.07%
Life Insurance	5.20%
Real Estate	9.73%
General Finance	22.51%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks (100.1%)
	Shares	Value

ACE, Ltd. (Insurance)	4,164	$222,524
Affiliated Managers Group, Inc * (Diversified Financial Services)	347	27,847
AFLAC, Inc. (Insurance)	6,593	306,047
Alexandria Real Estate Equities, Inc. (REIT)	347	27,934
Allstate Corp. (Insurance)	9,022	487,820
AMB Property Corp. (REIT)	1,041	51,186
Ambac Financial Group, Inc. (Insurance)	1,388	106,959
American Express Co. (Diversified Financial Services)	14,574	749,978
American International Group, Inc. (Insurance)	30,189	2,059,794
American National Insurance Co. (Insurance)	347	40,596
AmeriCredit Corp. * (Diversified Financial Services)	1,735	44,468
Ameriprise Financial, Inc. (Diversified Financial Services)	2,776	113,816
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	3,470	83,280
Amerus Group Co. (Insurance)	347	19,664
AmSouth Bancorp (Banks)	4,511	118,233
AON Corp. (Insurance)	3,470	124,747
Apartment Investment and Management Co.—Class A (REIT)	1,388	52,564
Archstone-Smith Trust (REIT)	2,776	116,287
Arden Realty Group, Inc. (REIT)	1,041	46,668
Arthur J.Gallagher & Co. (Insurance)	1,388	42,861
Associated Banc-Corp (Banks)	1,735	56,474
Assurant, Inc. (Insurance)	1,388	60,364
Astoria Financial Corp. (Savings & Loans)	1,388	40,807
Avalonbay Communities, Inc. (REIT)	1,041	92,909
Axis Capital Holdings, Ltd. (Insurance)	1,735	54,271
Bank of America Corp. (Banks)	53,438	2,466,165
Bank of Hawaii Corp. (Banks)	694	35,769
Bank of New York Co., Inc. (Banks)	10,410	331,559
BB&T Corp. (Banks)	7,287	305,398
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,388	160,356
Boston Properties, Inc. (REIT)	1,388	102,892
BRE Properties, Inc.—Class A (REIT)	694	31,563
Brown & Brown, Inc. (Insurance)	1,388	42,390
Camden Property Trust (REIT)	694	40,196
Capital One Financial Corp. (Diversified Financial Services)	3,817	329,789
CapitalSource, Inc (Diversified Financial Services)	1,388	31,091
CarrAmerica Realty Corp. (REIT)	694	24,033
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	694	40,842
CBL & Associates Properties, Inc. (REIT)	694	27,420
Centerpoint Properties Corp. (REIT)	694	34,339
Chicago Mercantile Exchange (Diversified Financial Services)	347	127,519
Chubb Corp. (Insurance)	2,776	271,076
Cincinnati Financial Corp. (Insurance)	2,082	93,024
CIT Group, Inc. (Diversified Financial Services)	2,776	143,741
Citigroup, Inc. (Diversified Financial Services)	69,053	3,351,141
City National Corp. (Banks)	694	50,273
Colonial Properties Trust (REIT)	694	29,134
Comerica, Inc. (Banks)	2,082	118,174
Commerce Bancorp, Inc. (Banks)	2,082	71,642
Commerce Bancshares, Inc. (Banks)	1,041	54,257
Commerce Group, Inc. (Insurance)	347	19,876
Compass Bancshares, Inc. (Banks)	1,735	83,783
Conseco, Inc. * (Insurance)	2,082	48,240
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,981	272,870
Crescent Real Estate Equities Co. (REIT)	1,388	27,510
Cullen/Frost Bankers, Inc. (Banks)	694	37,254
Developers Diversified Realty Corp. (REIT)	1,388	65,264
Duke-Weeks Realty Corp. (REIT)	1,735	57,949
E *TRADE Financial Corp. * (Diversified Financial Services)	4,858	101,338
East-West Bancorp, Inc. (Banks)	694	25,324
Eaton Vance Corp. (Diversified Financial Services)	1,735	47,470
Edwards (A.G.), Inc. (Diversified Financial Services)	1,041	48,781
Endurance Specialty Holdings, Ltd. (Insurance)	694	24,880
Equifax, Inc. (Commercial Services)	1,735	65,965
Equity Office Properties Trust (REIT)	5,552	168,391
Equity Residential Properties Trust (REIT)	3,817	149,321
Essex Property Trust, Inc. (REIT)	347	31,993
Everest Re Group, Ltd. (Insurance)	694	69,643
Fannie Mae (Diversified Financial Services)	12,839	626,672
Federal Realty Investment Trust (REIT)	694	42,091
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,388	51,412

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks, continued
	Shares	Value

Fidelity National Financial, Inc. (Insurance)	2,082	$76,597
Fifth Third Bancorp (Banks)	6,246	235,599
First American Financial Corp. (Insurance)	1,041	47,157
First Horizon National Corp. (Banks)	1,735	66,693
First Niagara Financial Group, Inc. (Savings & Loans)	1,735	25,105
FirstMerit Corp. (Banks)	1,041	26,972
Forest City Enterprises, Inc.—Class A (Real Estate)	694	26,323
Franklin Resources, Inc. (Diversified Financial Services)	1,735	163,107
Freddie Mac (Diversified Financial Services)	9,022	589,588
Fulton Financial Corp. (Banks)	2,082	36,643
General Growth Properties, Inc. (REIT)	3,123	146,750
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,205	179,989
Golden West Financial Corp. (Savings & Loans)	4,164	274,824
Hanover Insurance Group, Inc. (Insurance)	694	28,988
Hartford Financial Services Group, Inc. (Insurance)	3,817	327,842
HCC Insurance Holdings, Inc. (Insurance)	1,388	41,196
Health Care Property Investors, Inc. (REIT)	1,735	44,347
Health Care REIT, Inc. (REIT)	694	23,527
Hospitality Properties Trust (REIT)	1,041	41,744
Host Marriott Corp. (REIT)	4,164	78,908
HRPT Properties Trust (REIT)	2,776	28,732
Hudson City Bancorp, Inc. (Savings & Loans)	7,981	96,730
Hudson United Bancorp (Banks)	694	28,926
Huntington Bancshares, Inc. (Banks)	2,776	65,930
Independence Community Bank Corp. (Savings & Loans)	1,041	41,359
IndyMac Bancorp, Inc. (Diversified Financial Services)	694	27,080
Investors Financial Services Corp. (Banks)	1,041	38,340
iStar Financial, Inc. (REIT)	1,388	49,482
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,498	1,845,505
Janus Capital Group, Inc. (Diversified Financial Services)	3,123	58,181
Jefferies Group, Inc. (Diversified Financial Services)	694	31,216
Jefferson-Pilot Corp. (Insurance)	1,735	98,774
KeyCorp (Banks)	5,552	182,827
Kilroy Realty Corp. (REIT)	347	21,479
Kimco Realty Corp. (REIT)	2,776	89,054
Legg Mason, Inc. (Diversified Financial Services)	1,388	166,130
Liberty Property Trust (REIT)	1,041	44,607
Lincoln National Corp. (Insurance)	2,429	128,810
Loews Corp. (Insurance)	1,735	164,565
M&T Bank Corp. (Banks)	1,041	113,521
Mack-Cali Realty Corp. (REIT)	694	29,981
Marsh & McLennan Cos., Inc. (Insurance)	6,940	220,414
Marshall & Ilsley Corp. (Banks)	2,429	104,544
MBIA, Inc. (Insurance)	1,735	104,378
MBNA Corp. (Diversified Financial Services)	14,574	395,830
Mellon Financial Corp. (Banks)	5,552	190,156
Mercantile Bankshares Corp. (Banks)	1,041	58,754
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,104	752,074
MetLife, Inc. (Insurance)	5,552	272,048
MGIC Investment Corp. (Insurance)	1,388	91,358
Mills Corp. (REIT)	694	29,106
Moneygram International, Inc. (Software)	1,041	27,149
Moody’s Corp. (Commercial Services)	3,470	213,127
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,186	748,174
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	694	24,415
National City Corp. (Banks)	7,287	244,625
Nationwide Financial Services (Insurance)	694	30,536
New Century Financial Corp. (REIT)	694	25,033
New Plan Excel Realty Trust, Inc. (REIT)	1,388	32,174
New York Community Bancorp (Savings & Loans)	3,123	51,592
North Fork Bancorp, Inc. (Banks)	5,899	161,397
Northern Trust Corp. (Banks)	2,429	125,871
Nuveen Investments —Class A (Diversified Financial Services)	694	29,578
Ohio Casualty Corp. (Insurance)	694	19,654
Old Republic International Corp. (Insurance)	2,429	63,786
Pan Pacific Retail Properties (REIT)	694	46,422
PartnerRe, Ltd. (Insurance)	694	45,575
People’s Bank (Savings & Loans)	694	21,556
Philadelphia Consolidated Holding Corp. * (Insurance)	347	33,551
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,429	87,565
PMI Group, Inc. (Insurance)	1,388	57,005
PNC Financial Services Group (Banks)	3,817	236,005
Popular, Inc. (Banks)	3,123	66,051
Prentiss Properties Trust (REIT)	694	28,232
Principal Financial Group, Inc. (Insurance)	3,817	181,040
Progressive Corp. (Insurance)	2,429	283,659
Prologis (REIT)	3,123	145,907
Protective Life Corp. (Insurance)	694	30,376
Prudential Financial, Inc. (Insurance)	6,940	507,938
Public Storage, Inc. (REIT)	1,041	70,497
Radian Group, Inc. (Insurance)	1,041	60,992
Raymond James Financial Corp. (Diversified Financial Services)	694	26,143
Rayonier, Inc. (Forest Products & Paper)	1,041	41,484
Realty Income Corp. (REIT)	1,041	22,506
Reckson Associates Realty Corp. (REIT)	1,041	37,455
Regency Centers Corp. (REIT)	694	40,911
Regions Financial Corp. (Banks)	6,246	213,363
RenaissanceRe Holdings (Insurance)	1,041	45,919
SAFECO Corp. (Insurance)	1,735	98,028
Schwab (Diversified Financial Services)	13,880	203,620
SEI Investments Co. (Software)	1,041	38,517
Shurgard Storage Centers, Inc.—Class A (REIT)	694	39,357
Simon Property Group, Inc. (REIT)	2,776	212,724
Sky Financial Group, Inc. (Banks)	1,388	38,614
SL Green Realty Corp. (REIT)	694	53,015
SLM Corp. (Diversified Financial Services)	5,552	305,860
South Financial Group, Inc. (Banks)	1,041	28,669
Sovereign Bancorp, Inc. (Savings & Loans)	4,858	105,030
St. Joe Co. (Real Estate)	1,041	69,976
St. Paul Cos., Inc. (Insurance)	9,022	403,013
StanCorp Financial Group, Inc. (Insurance)	694	34,665
State Street Corp. (Banks)	4,511	250,090
SunTrust Banks, Inc. (Banks)	4,858	353,468
Synovus Financial Corp. (Banks)	3,470	93,725
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,735	124,972
Taubman Centers, Inc. (REIT)	694	24,117
TCF Financial Corp. (Banks)	1,735	47,088
TD Banknorth, Inc. (Banks)	1,041	30,241
The Colonial BancGroup, Inc. (Banks)	2,082	49,593
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,205	664,731
The Macerich Co. (REIT)	694	46,595
Thornburg Mortgage Asset Corp. (REIT)	1,388	36,366
Torchmark Corp. (Insurance)	1,388	77,173
Transatlantic Holdings, Inc. (Insurance)	347	23,318
Trizec Properties, Inc. (REIT)	1,388	31,813
U.S. Bancorp (Banks)	23,943	715,656
UnionBanCal Corp. (Banks)	694	47,692

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks, continued
	Shares	Value

United Dominion Realty Trust, Inc. (REIT)	1,735	$40,668
Unitrin, Inc. (Insurance)	694	31,265
UnumProvident Corp. (Insurance)	3,817	86,837
Valley National Bancorp (Banks)	1,388	33,451
Ventas, Inc. (REIT)	1,388	44,444
Vornado Realty Trust (REIT)	1,735	144,820
W.R.Berkley Corp. (Insurance)	1,388	66,097
Wachovia Corp. (Banks)	20,473	1,082,203
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,041	21,830
Washington Federal, Inc. (Savings & Loans)	1,041	23,933
Washington Mutual, Inc. (Savings & Loans)	12,839	558,496
Webster Financial Corp. (Banks)	694	32,549
Weingarten Realty Investors (REIT)	1,041	39,360
Wells Fargo & Co. (Banks)	22,208	1,395,329
Whitney Holding Corp. (Banks)	694	19,127
Willis Group Holdings, Ltd. (Insurance)	1,735	64,091
Wilmington Trust Corp. (Banks)	1,041	40,505
XL Capital, Ltd.—Class A (Insurance)	2,429	163,666
Zions Bancorp (Banks)	1,388	104,877

TOTAL COMMON STOCKS
(Cost $28,902,864)		35,948,235

Repurchase Agreements (NM)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $2,001 (Collateralized by $2,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $2,193)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000)		2,000

TOTAL INVESTMENT SECURITIES
(Cost $28,904,864)—100.1%		35,950,235
Net other assets (liabilities)—(0.1)%		(26,209)

NET ASSETS—100.0%		$35,924,026

* Non-income producing security
NM Not meaningful, amount is less than 0.05%
REIT Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Banks	28.6%
Commercial Services	0.8%
Diversified Financial Services	35.2%
Forest Products & Paper	0.4%
Insurance	22.6%
Real Estate	0.4%
Real Estate Investment Trust	8.4%
Savings & Loans	3.5%
Software	0.2%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $28,902,864)	$35,948,235
Repurchase agreements, at cost	2,000

Total Investments	35,950,235
Cash	177
Dividends and interest receivable	45,563
Receivable for capital shares issued	1,299
Receivable for investments sold	828,584
Prepaid expenses	96

Total Assets	36,825,954

Liabilities:
Payable for capital shares redeemed	826,249
Advisory fees payable	25,231
Management services fees payable	5,046
Administration fees payable	1,195
Administrative services fees payable	14,471
Distribution fees payable	9,993
Trustee fees payable	95
Transfer agency fees payable	934
Fund accounting fees payable	1,404
Compliance services fees payable	496
Other accrued expenses	16,814

Total Liabilities	901,928

Net Assets	$35,924,026

Net Assets consist of:
Capital	$34,904,028
Accumulated net investment income (loss)	196,539
Accumulated net realized gains (losses) on investments	(6,221,912)
Net unrealized appreciation (depreciation) on investments	7,045,371

Net Assets	$35,924,026

Shares of Beneficial Interest Outstanding	1,031,236

Net Asset Value (offering and redemption price per share)	$34.84

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$664,303
Interest	1,268

Total Investment Income	665,571

Expenses:
Advisory fees	183,324
Management services fees	36,665
Administration fees	7,835
Transfer agency fees	8,312
Administrative services fees	104,914
Distribution fees	61,108
Custody fees	27,093
Fund accounting fees	13,023
Trustee fees	304
Compliance services fees	729
Other fees	19,725
Recoupment of prior expenses reimbursed by the Advisor	6,000

Total Expenses	469,032

Net Investment Income (Loss)	196,539

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	193,060
Change in net unrealized appreciation/depreciation on investments	581,285

Net Realized and Unrealized Gains (Losses) on Investments	774,345

Change in Net Assets Resulting from Operations	$970,884

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$196,539	$179,899
Net realized gains (losses) on investments	193,060	516,390
Change in net unrealized appreciation/depreciation on investments	581,285	2,096,724

Change in net assets resulting from operations	970,884	2,793,013

Distributions to Shareholders From:
Net investment income	(179,899)	(80,498)

Change in net assets resulting from distributions	(179,899)	(80,498)

Capital Transactions:
Proceeds from shares issued	86,605,195	172,821,010
Dividends reinvested	179,899	80,498
Cost of shares redeemed	(82,418,733)	(165,871,738)

Change in net assets resulting from capital transactions	4,366,361	7,029,770

Change in net assets	5,157,346	9,742,285
Net Assets:
Beginning of period	30,766,680	21,024,395

End of period	$35,924,026	$30,766,680

Accumulated net investment income (loss)	$196,539	$179,899

Share Transactions:
Issued	2,615,392	5,464,779
Reinvested	5,486	2,489
Redeemed	(2,499,975)	(5,241,228)

Change in shares	120,903	226,040

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$33.80	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)( b)	0.27	0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	1.06	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	1.33	3.17	6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	(0.29)	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$34.84	$33.80	$30.72	$23.85	$28.02

Total Return	3.98%	10.34%	28.99%	(14.88)%	(6.60	)%( c)

Ratios to Average Net Assets:
Gross expenses( d)	1.92%	1.92%	2.07%	2.14%	2.10%
Net expenses( d)	1.92%	1.92%	1.98%	1.98%	2.10%
Net investment income (loss)( d)	0.80%	0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$35,924	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate( e)	316%	595%	726%	1,341%	1,330	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2005, the Fund had a total return of 6.02%, 1 compared to a return of 8.32% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Heathcare spending in the U.S. continued to grow at a strong pace, yet the sector was hampered by legal and accounting issues. Merck lost the first court case brought by Vioxx users, with the jury awarding the plaintiffs $253 million. This outcome negatively impacted other drug makers as well as Merck. Bristol-Meyers Squibb was hit by an accounting scandal in which two of their executives were indicted on inflating financial results. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were UnitedHealth Group, Amgen, and Medtronic, while the bottom three performers were Abbott Laboratories, Pfizer, and Johnson & Johnson.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Health Care	6.02%	8.42%	(1.38)%

Dow Jones U.S. Health Care Index	8.32%	10.59%	0.70%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Sector Composition
% of Index

Health Care Equipment & Services	43.11%
Pharmaceuticals & Biotechnology	56.89%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	52,532	$2,071,337
Abgenix, Inc. * (Pharmaceuticals)	2,855	61,411
Advanced Medical Optics, Inc. * (Healthcare-Products)	2,284	95,471
Aetna, Inc. (Healthcare-Services)	9,707	915,467
Affymetrix, Inc. * (Biotechnology)	2,284	109,061
Albany Molecular Research, Inc. * (Commercial Services)	571	6,938
Alcon, Inc. (Healthcare- Products)	2,855	370,008
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,142	23,126
Alkermes, Inc. * (Pharmaceuticals)	2,855	54,588
Allergan, Inc. (Pharmaceuticals)	4,568	493,161
Alpharma, Inc. (Pharmaceuticals)	1,142	32,558
American Healthways, Inc. * (Healthcare-Services)	1,142	51,676
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,284	40,724
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	571	22,149
AMERIGROUP Corp. * (Healthcare-Services)	1,713	33,335
Amgen, Inc. * (Biotechnology)	41,683	3,287,120
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,426	136,766
Applera Corp.—Applied Biosystems Group (Electronics)	6,852	181,989
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,284	25,033
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,713	41,300
ArthroCare Corp. * (Healthcare-Products)	571	24,062
Bard (C.R.), Inc. (Healthcare-Products)	3,426	225,842
Barr Laboratories, Inc. * (Pharmaceuticals)	2,855	177,838
Bausch & Lomb, Inc. (Healthcare-Products)	1,713	116,313
Baxter International, Inc. (Healthcare-Products)	20,556	773,933
Beckman Coulter, Inc. (Healthcare-Products)	2,284	129,960
Becton, Dickinson & Co. (Healthcare-Products)	7,994	480,280
Beverly Enterprises, Inc. * (Healthcare-Services)	3,426	39,981
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	571	37,366
Biogen Idec, Inc. * (Biotechnology)	11,420	517,669
Biomet, Inc. (Healthcare-Products)	7,994	292,341
Biosite Diagnostics, Inc. * (Healthcare-Products)	571	32,142
Boston Scientific Corp. * (Healthcare-Products)	19,985	489,433
Bristol-Myers Squibb Co. (Pharmaceuticals)	65,665	1,508,982
Caremark Rx, Inc. * (Pharmaceuticals)	14,846	768,874
Celgene Corp. * (Biotechnology)	5,710	370,008
Cell Genesys, Inc. * (Biotechnology)	1,713	10,158
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,284	4,979
Centene Corp. * (Healthcare-Services)	1,142	30,023
Cephalon, Inc. * (Pharmaceuticals)	1,713	110,900
Charles River Laboratories International, Inc. * (Biotechnology)	2,284	96,773
Chiron Corp. * (Biotechnology)	3,426	152,320
CIGNA Corp. (Insurance)	4,568	510,246
Community Health Systems, Inc. * (Healthcare-Services)	2,855	109,461
Cooper Cos., Inc. (Healthcare-Products)	1,713	87,877
Covance, Inc. * (Healthcare-Services)	2,284	110,888
Coventry Health Care, Inc. * (Healthcare-Services)	5,710	325,242
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	36,401
CuraGen Corp. * (Biotechnology)	1,713	5,276
CV Therapeutics, Inc. * (Pharmaceuticals)	1,713	42,362
Cyberonics, Inc. * (Healthcare-Products)	571	18,443
CYTYC Corp. * (Healthcare-Products)	3,997	112,835
Dade Behring Holdings, Inc. (Healthcare-Products)	2,855	116,741
Datascope Corp. (Healthcare-Products)	571	18,872
DaVita, Inc. * (Healthcare-Services)	3,426	173,493
Delta & Pine Land Co. (Agriculture)	1,142	26,277
DENTSPLY International, Inc. (Healthcare-Products)	2,284	122,628
Diagnostic Products Corp. (Healthcare-Products)	571	27,722
Edwards Lifesciences Corp. * (Healthcare-Products)	2,284	95,037
Eli Lilly & Co. (Pharmaceuticals)	32,547	1,841,835
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	3,426	103,671
Enzo Biochem, Inc. * (Biotechnology)	1,142	14,184
Enzon, Inc. * (Biotechnology)	1,713	12,676
eResearch Technology, Inc. * (Internet)	1,142	17,244
Express Scripts, Inc. * (Pharmaceuticals)	3,997	334,949
Fisher Scientific International, Inc. * (Electronics)	3,997	247,254
Forest Laboratories, Inc. * (Pharmaceuticals)	11,991	487,794
Gen-Probe, Inc. * (Healthcare-Products)	1,713	83,577
Genentech, Inc. * (Biotechnology)	15,417	1,426,072
Genzyme Corp. * (Biotechnology)	8,565	606,231
Gilead Sciences, Inc. * (Pharmaceuticals)	15,417	811,397
Guidant Corp. (Healthcare-Products)	11,420	739,445
Haemonetics Corp. * (Healthcare-Products)	571	27,899
HCA, Inc. (Healthcare-Services)	13,704	692,052

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Health Management Associates, Inc.—Class A (Healthcare-Services)	7,994	$175,548
Health Net, Inc. * (Healthcare-Services)	3,997	206,045
Henry Schein, Inc. * (Healthcare-Products)	2,855	124,592
Hillenbrand Industries, Inc. (Healthcare-Products)	1,713	84,639
Hologic, Inc. * (Healthcare-Products)	1,713	64,957
Hospira, Inc. * (Pharmaceuticals)	5,139	219,846
Human Genome Sciences, Inc. * (Biotechnology)	4,568	39,102
Humana, Inc. * (Healthcare-Services)	5,139	279,202
ICOS Corp. * (Biotechnology)	1,713	47,330
IDEXX Laboratories, Inc. * (Healthcare-Products)	1,142	82,201
ImClone Systems, Inc. * (Pharmaceuticals)	2,284	78,204
Immucor, Inc. * (Healthcare-Products)	1,713	40,016
INAMED Corp. * (Healthcare-Products)	1,142	100,131
Incyte Genomics, Inc. * (Biotechnology)	2,855	15,246
InterMune, Inc. * (Biotechnology)	571	9,593
Intuitive Surgical, Inc. * (Healthcare-Products)	1,142	133,922
Invacare Corp. (Healthcare-Products)	1,142	35,962
Invitrogen Corp. * (Biotechnology)	1,713	114,154
IVAX Corp. * (Pharmaceuticals)	7,423	232,563
Johnson & Johnson (Healthcare-Products)	99,925	6,005,492
Kinetic Concepts, Inc. * (Healthcare-Products)	1,713	68,109
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,994	135,258
Kyphon, Inc. * (Healthcare-Products)	1,142	46,628
Laboratory Corp.of America Holdings * (Healthcare-Services)	4,568	245,987
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,713	64,238
Lincare Holdings, Inc. * (Healthcare-Services)	3,426	143,584
Manor Care, Inc. (Healthcare-Services)	2,855	113,543
Medarex, Inc. * (Pharmaceuticals)	3,997	55,358
Medco Health Solutions, Inc. * (Pharmaceuticals)	10,278	573,512
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,713	54,902
MedImmune, Inc. * (Biotechnology)	8,565	299,946
Medtronic, Inc. (Healthcare-Products)	40,541	2,333,945
Mentor Corp. (Healthcare-Products)	1,142	52,623
Merck & Co., Inc. (Pharmaceuticals)	74,230	2,361,256
MGI Pharma, Inc. * (Pharmaceuticals)	2,855	48,992
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,278	99,697
Millipore Corp. * (Biotechnology)	1,713	113,127
Molecular Devices Corp. * (Electronics)	571	16,519
Mylan Laboratories, Inc. (Pharmaceuticals)	7,423	148,163
Myriad Genetics, Inc. * (Biotechnology)	1,142	23,754
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,713	5,790
Nektar Therapeutics * (Biotechnology)	2,855	46,993
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,142	71,638
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	571	8,639
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	20,282
Odyssey Healthcare, Inc. * (Healthcare-Services)	1,142	21,287
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,142	32,844
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	48,033
Owens & Minor, Inc. (Distribution/Wholesale)	1,142	31,439
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,142	35,790
PAREXEL International Corp. * (Commercial Services)	1,142	23,137
Patterson Cos., Inc. * (Healthcare-Products)	3,997	133,500
Pediatrix Medical Group, Inc. * (Healthcare-Services)	571	50,573
Perrigo Co. (Pharmaceuticals)	2,855	42,568
Pfizer, Inc. (Pharmaceuticals)	250,098	5,832,285
Pharmaceutical Product Development, Inc. (Commercial Services)	1,713	106,120
PolyMedica Corp. (Healthcare-Products)	571	19,111
Protein Design Labs, Inc. * (Biotechnology)	3,997	113,595
PSS World Medical, Inc. * (Healthcare-Products)	2,284	33,895
Psychiatric Solutions, Inc. * (Healthcare-Services)	571	33,541
Quest Diagnostics, Inc. (Healthcare-Services)	5,139	264,556
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,142	18,215
Renal Care Group, Inc. * (Healthcare-Services)	2,284	108,056
ResMed, Inc. * (Healthcare-Products)	2,284	87,500
Respironics, Inc. * (Healthcare-Products)	2,284	84,668
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,284	8,542
Schering-Plough Corp. (Pharmaceuticals)	49,677	1,035,765
Sepracor, Inc. * (Pharmaceuticals)	3,426	176,782
Sierra Health Services, Inc. * (Healthcare-Services)	1,142	91,314
St. Jude Medical, Inc. * (Healthcare-Products)	12,562	630,612
STERIS Corp. (Healthcare-Products)	2,284	57,146
Stryker Corp. (Healthcare-Products)	9,136	405,912
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,142	38,497
Sybron Dental Special, Inc. * (Healthcare-Products)	1,142	45,463
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	571	7,977
Techne Corp. * (Healthcare-Products)	1,142	64,123
Telik, Inc. * (Biotechnology)	1,713	29,104
Tenet Healthcare Corp. * (Healthcare-Services)	15,988	122,468
The Medicines Co. * (Pharmaceuticals)	1,713	29,892
Thermo Electron Corp. * (Electronics)	5,139	154,838
Triad Hospitals, Inc. * (Healthcare-Services)	2,855	112,002
Trimeris, Inc. * (Pharmaceuticals)	571	6,561
United Surgical Partners International, Inc. * (Healthcare-Services)	1,713	55,073
United Therapeutics Corp. * (Pharmaceuticals)	571	39,468
UnitedHealth Group, Inc. (Healthcare-Services)	46,251	2,874,036
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,713	80,066
Valeant Pharmaceuticals International (Pharmaceuticals)	2,855	51,618
Varian Medical Systems, Inc. * (Healthcare-Products)	4,568	229,953
Varian, Inc. * (Electronics)	1,142	45,440
Ventana Medical Systems, Inc. * (Healthcare-Products)	1,142	48,364
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,855	78,998
Viasys Healthcare, Inc. * (Healthcare-Products)	1,142	29,349
Waters Corp. * (Electronics)	3,997	151,087
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,426	111,379
WellPoint, Inc. * (Healthcare-Services)	21,697	1,731,203
Wyeth (Pharmaceuticals)	45,109	2,078,172
Zimmer Holdings, Inc. * (Healthcare-Products)	8,565	577,624

TOTAL COMMON STOCKS (Cost $47,042,561)		57,390,245

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $258,108, (Collateralized by $240,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $263,218)	$258,000	258,000

TOTAL REPURCHASE AGREEMENTS (Cost $258,000)		258,000

TOTAL INVESTMENT SECURITIES (Cost $47,300,561)—100.6%		57,648,245
Net other assets (liabilities)—(0.6)%		(340,809)

NET ASSETS—100.0%		$57,307,436

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	NM
Biotechnology	13.5%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.4%
Healthcare-Products	28.2%
Healthcare-Services	16.3%
Insurance	0.9%
Internet	NM
Pharmaceuticals	39.5%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $47,042,561)	$57,390,245
Repurchase agreements, at cost	258,000

Total Investment Securities	57,648,245
Cash	727
Dividends and interest receivable	34,478
Receivable for capital shares issued	10,609,673
Prepaid expenses	142

Total Assets	68,293,265

Liabilities:
Payable for investments purchased	10,891,281
Advisory fees payable	32,637
Management services fees payable	6,528
Administration fees payable	1,561
Administrative services fees payable	17,768
Distribution fees payable	11,060
Trustee fees payable	107
Transfer agency fees payable	1,053
Fund accounting fees payable	1,548
Compliance services fees payable	559
Other accrued expenses	21,727

Total Liabilities	10,985,829

Net Assets	$57,307,436

Net Assets consist of:
Capital	$61,380,377
Accumulated net realized gains (losses) on investments	(14,420,625)
Net unrealized appreciation (depreciation) on investments	10,347,684

Net Assets	$57,307,436

Shares of Beneficial Interest Outstanding	2,046,191

Net Asset Value (offering and redemption price per share)	$28.01

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$651,040
Interest	2,449

Total Investment Income	653,489

Expenses:
Advisory fees	370,780
Management services fees	74,156
Administration fees	16,005
Transfer agency fees	16,829
Administrative services fees	228,476
Distribution fees	123,593
Custody fees	28,760
Fund accounting fees	24,447
Trustee fees	508
Compliance services fees	1,097
Other fees	38,191
Recoupment of prior expenses reimbursed by the Advisor	10,064

Total Expenses	932,906

Net Investment Income (Loss)	(279,417)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,211,488)
Change in net unrealized appreciation/depreciation on investments	4,081,068

Net Realized and Unrealized Gains (Losses) on Investments	2,869,580

Change in Net Assets Resulting from Operations	$2,590,163

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(279,417)	$(209,147)
Net realized gains (losses) on investments	(1,211,488)	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	4,081,068	1,876,020

Change in net assets resulting from operations	2,590,163	(892,613)

Capital Transactions:
Proceeds from shares issued	177,763,102	199,660,544
Cost of shares redeemed	(163,063,035)	(184,036,396)

Change in net assets resulting from capital transactions	14,700,067	15,624,148

Change in net assets	17,290,230	14,731,535
Net Assets:
Beginning of period	40,017,206	25,285,671

End of period	$57,307,436	$40,017,206

Share Transactions:
Issued	6,552,099	7,553,376
Redeemed	(6,020,634)	(7,018,303)

Change in shares	531,465	535,073

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$26.42	$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.15)	(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	1.74	0.74 (c)	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	1.59	0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$28.01	$26.42	$25.81	$21.98	$28.43

Total Return	6.02%	2.36%	17.42%	(22.69)%	(5.23)	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.89%	1.91%	2.04%	2.14%	2.06%
Net expenses (e)	1.89%	1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (e)	(0.57)%	(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$57,307	$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (f)	310%	464%	877%	897%	1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Industrials

The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the year ended December 31, 2005, the Fund had a total return of 2.44%, 1 compared to a return of 4.81% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

This index performed in line with the broader U.S. equity market. A healthy U.S. economy, coupled with robust corporate earnings, helped the overall performance of the sector. On the downside, higher oil prices, rising interest rates, and hurricane damage along the Gulf Coast limited market returns. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Boeing, Caterpillar, and United Technologies, while the bottom three performers were Tyco, United Parcel Service, and 3M.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Industrials	2.44%	14.19%	4.95%

Dow Jones U.S. Industrials Index	4.81%	17.86%	8.20%

S&P 500 Index	4.91%	14.39%	5.73%

[1]  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2]  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials - Sector Composition
% of Index

Construction & Materials	5.48%
Aerospace and Defense	13.34%
General Industrials	36.38%
Electronic & Electrical Equipment	9.16%
Industrial Engineering	9.84%
Industrial Transportation	11.75%
Support Services	14.05%

PROFUNDS VP ProFund VP Industrials	Schedule of Portfolio Investments December 31, 2005

Common Stocks (99.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,326	$335,265
Accenture, Ltd.—Class A (Commercial Services)	3,399	98,129
Acuity Brands, Inc. (Miscellaneous Manufacturing)	309	9,826
Acxiom Corp. (Software)	412	9,476
Affiliated Computer Services, Inc.—Class A * (Computers)	721	42,669
AGCO Corp. * (Machinery-Diversified)	515	8,534
Agilent Technologies, Inc. * (Electronics)	2,472	82,292
Albany International Corp.—Class A (Machinery-Diversified)	206	7,449
Alexander & Baldwin, Inc. (Transportation)	309	16,760
Alliance Data Systems Corp. * (Commercial Services)	412	14,667
Alliant Techsystems, Inc. * (Aerospace/Defense)	206	15,691
Allied Waste Industries, Inc. * (Environmental Control)	1,339	11,703
American Standard Cos. (Building Materials)	1,030	41,149
Ametek, Inc. (Electrical Components & Equipment)	412	17,526
Amphenol Corp.—Class A (Electronics)	515	22,794
Anixter International, Inc. (Telecommunications)	206	8,059
AptarGroup, Inc. (Miscellaneous Manufacturing)	206	10,753
Arkansas Best Corp. (Transportation)	103	4,499
Armor Holdings, Inc. * (Aerospace/Defense)	206	8,786
Arrow Electronics, Inc. * (Electronics)	721	23,094
Automatic Data Processing, Inc. (Software)	3,502	160,707
Avnet, Inc. * (Electronics)	721	17,261
Ball Corp. (Packaging & Containers)	618	24,547
Banta Corp. (Commercial Services)	103	5,129
BearingPoint, Inc. * (Commercial Services)	1,030	8,096
Belden, Inc. (Electrical Components & Equipment)	309	7,549
Bemis Co., Inc. (Packaging & Containers)	618	17,217
Benchmark Electronics, Inc. * (Electronics)	206	6,928
Black Box Corp. (Telecommunications)	103	4,880
Boeing Co. (Aerospace/Defense)	4,429	311,092
Burlington Northern Santa Fe Corp. (Transportation)	2,266	160,478
C.H. Robinson Worldwide, Inc. (Transportation)	1,030	38,141
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	206	14,245
Caterpillar, Inc. (Machinery- Construction & Mining)	4,223	243,962
Ceridian Corp. * (Computers)	927	23,036
Certegy, Inc. (Software)	412	16,711
CheckFree Corp. * (Internet)	515	23,639
Checkpoint Systems, Inc. * (Electronics)	206	5,078
Choicepoint, Inc. * (Commercial Services)	515	22,923
Clarcor, Inc. (Miscellaneous Manufacturing)	309	9,180
CNF, Inc. (Transportation)	309	17,270
Cognex Corp. (Machinery-Diversified)	206	6,199
Coherent, Inc. * (Electronics)	206	6,114
Commscope, Inc. * (Telecommunications)	309	6,220
Convergys Corp. * (Commercial Services)	824	13,060
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	515	37,595
Corrections Corp. of America * (Commercial Services)	206	9,264
Crane Co. (Miscellaneous Manufacturing)	309	10,898
Crown Holdings, Inc. * (Packaging & Containers)	1,030	20,116
CSX Corp. (Transportation)	1,339	67,981
Cummins, Inc. (Machinery-Diversified)	206	18,484
Curtiss-Wright Corp. (Aerospace/Defense)	103	5,624
Danaher Corp. (Miscellaneous Manufacturing)	1,545	86,180
Deere & Co. (Machinery-Diversified)	1,442	98,214
Deluxe Corp. (Commercial Services)	309	9,313
Dionex Corp. * (Electronics)	103	5,055
Donaldson Co., Inc. (Miscellaneous Manufacturing)	412	13,102
Dover Corp. (Miscellaneous Manufacturing)	1,236	50,046
DRS Technologies, Inc. (Aerospace/Defense)	206	10,593
Eagle Materials—Class A (Building Materials)	103	12,603
Eaton Corp. (Miscellaneous Manufacturing)	927	62,192
eFunds Corp. * (Software)	309	7,243
EGL, Inc. * (Transportation)	206	7,739
EMCOR Group, Inc. * (Engineering & Construction)	103	6,956
Emdeon Corp. * (Internet)	2,163	18,299
Emerson Electric Co. (Electrical Components & Equipment)	2,472	184,659
Engineered Support Systems, Inc. (Aerospace/Defense)	206	8,578
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	206	9,165
Esterline Technologies Corp. * (Aerospace/Defense)	103	3,831
Expeditors International of Washington, Inc. (Transportation)	618	41,721
FedEx Corp. (Transportation)	1,751	181,037
First Data Corp. (Software)	4,635	199,350
Fiserv, Inc. * (Software)	1,236	53,482

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Flextronics International, Ltd. * (Electronics)	3,502	$36,561
FLIR Systems, Inc. * (Electronics)	412	9,200
Florida Rock Industries, Inc. (Building Materials)	309	15,160
Flowserve Corp. * (Machinery-Diversified)	309	12,224
Fluor Corp. (Engineering & Construction)	515	39,789
Fortune Brands, Inc. (Household Products/Wares)	927	72,324
Foster Wheeler, Ltd. * (Engineering & Construction)	309	11,365
FTI Consulting, Inc. * (Commercial Services)	309	8,479
GATX Corp. (Trucking & Leasing)	309	11,149
General Cable Corp. * (Electrical Components & Equipment)	309	6,087
General Dynamics Corp. (Aerospace/Defense)	1,030	117,472
General Electric Co. (Miscellaneous Manufacturing)	64,993	2,278,004
General Maritime Corp. (Transportation)	206	7,630
Global Payments, Inc. (Software)	515	24,004
Goodrich Corp. (Aerospace/Defense)	721	29,633
Graco, Inc. (Machinery-Diversified)	412	15,030
Granite Construction, Inc. (Engineering & Construction)	206	7,397
Harland (John H.) Co. (Household Products/Wares)	206	7,746
Hewitt Associates, Inc. * (Commercial Services)	309	8,655
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,738	176,491
Hubbell, Inc.—Class B (Electrical Components & Equipment)	309	13,942
Hughes Supply, Inc. (Distribution/Wholesale)	412	14,770
IDEX Corp. (Machinery-Diversified)	309	12,703
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,545	135,945
IMS Health, Inc. (Software)	1,442	35,935
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	2,060	83,162
Iron Mountain, Inc. * (Commercial Services)	721	30,441
ITT Industries, Inc. (Miscellaneous Manufacturing)	515	52,952
J.B. Hunt Transport Services, Inc. (Transportation)	721	16,323
Jabil Circuit, Inc. * (Electronics)	1,133	42,023
Jacobs Engineering Group, Inc. * (Engineering & Construction)	309	20,972
Jarden Corp. * (Household Products/Wares)	206	6,211
JLG Industries, Inc. (Machinery-Construction & Mining)	309	14,109
Joy Global, Inc. (Machinery-Construction & Mining)	721	28,840
Kansas City Southern Industries, Inc. * (Transportation)	412	10,065
Kaydon Corp. (Metal Fabricate/Hardware)	206	6,621
Kennametal, Inc. (Hand/Machine Tools)	206	10,515
L-3 Communications Holdings, Inc. (Aerospace/Defense)	721	53,606
Labor Ready, Inc. * (Commercial Services)	309	6,433
Lafarge Corp. (Building Materials)	206	11,334
Landstar System, Inc. (Transportation)	309	12,898
Lennox International, Inc. (Building Materials)	309	8,714
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	206	8,170
Lockheed Martin Corp. (Aerospace/Defense)	2,163	137,632
Louisiana-Pacific Corp. (Forest Products & Paper)	618	16,976
Manitowoc Co. (Machinery-Diversified)	206	10,345
Manpower, Inc. (Commercial Services)	515	23,948
Martin Marietta Materials (Building Materials)	309	23,706
Masco Corp. (Building Materials)	2,678	80,848
MDU Resources Group, Inc. (Electric)	721	23,606
MeadWestvaco Corp. (Forest Products & Paper)	1,133	31,758
Mettler Toledo International, Inc * (Electrical Components & Equipment)	206	11,371
Mine Safety Appliances Co. (Environmental Control)	206	7,459
Molex, Inc. (Electrical Components & Equipment)	309	8,019
Molex, Inc., Class A (Electrical Components & Equipment)	515	12,664
Monster Worldwide, Inc. * (Internet)	618	25,226
MPS Group, Inc. * (Commercial Services)	618	8,448
MSC Industrial Direct Co.—Class A (Retail)	309	12,428
Mueller Industries, Inc. (Metal Fabricate/Hardware)	206	5,649
National Instruments Corp. (Computers)	309	9,903
Navigant Consulting Co. * (Commercial Services)	309	6,792
Navistar International Corp. * (Auto Manufacturers)	412	11,791
Nordson Corp. (Machinery-Diversified)	206	8,345
Norfolk Southern Corp. (Transportation)	2,472	110,820
Northrop Grumman Corp. (Aerospace/Defense)	2,060	123,827
OMI Corp. (Transportation)	412	7,478
Oshkosh Truck Corp. (Auto Manufacturers)	412	18,371
Overseas Shipholding Group, Inc. (Transportation)	206	10,380
Owens-Illinois, Inc. * (Packaging & Containers)	824	17,337
PACCAR, Inc. (Auto Manufacturers)	1,030	71,307
Packaging Corp. of America (Packaging & Containers)	412	9,455
Pactiv Corp. * (Packaging & Containers)	927	20,394
Pall Corp. (Miscellaneous Manufacturing)	721	19,366
Parker Hannifin Corp. (Miscellaneous Manufacturing)	721	47,557
Paychex, Inc. (Commercial Services)	2,060	78,527
PerkinElmer, Inc. (Electronics)	721	16,987
PHH Corp. * (Commercial Services)	309	8,658
Plexus Corp. * (Electronics)	309	7,027
Powerwave Technologies, Inc. * (Telecommunications)	721	9,063
Precision Castparts Corp. (Metal Fabricate/Hardware)	824	42,691
Quanex Corp. (Metal Fabricate/Hardware)	103	5,147
Quanta Services, Inc. * (Commercial Services)	618	8,139
R.R. Donnelley & Sons Co. (Commercial Services)	1,339	45,807
Raytheon Co. (Aerospace/Defense)	2,781	111,657
Regal-Beloit Corp. (Hand/Machine Tools)	206	7,292
Republic Services, Inc. (Environmental Control)	721	27,074
Resources Connection, Inc. * (Commercial Services)	309	8,053
Robert Half International, Inc. (Commercial Services)	1,030	39,027
Rockwell Collins, Inc. (Aerospace/Defense)	927	43,078
Rockwell International Corp. (Machinery-Diversified)	1,030	60,935
Roper Industries, Inc. (Miscellaneous Manufacturing)	515	20,348
Ryder System, Inc. (Transportation)	412	16,900
Sanmina-SCI Corp. * (Electronics)	3,193	13,602
Sealed Air Corp. * (Packaging & Containers)	515	28,928
Shaw Group, Inc. * (Engineering & Construction)	515	14,981
Sherwin-Williams Co. (Chemicals)	721	32,748
Simpson Manufacturing Co., Inc. (Building Materials)	206	7,488
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,545	21,893
Solectron Corp. * (Electronics)	5,974	21,865
Sonoco Products Co. (Packaging & Containers)	618	18,169
SPX Corp. (Miscellaneous Manufacturing)	515	23,572
Stericycle, Inc. * (Environmental Control)	309	18,194
Swift Transportation Co., Inc. * (Transportation)	309	6,273
Symbol Technologies, Inc. (Electronics)	1,442	18,486
Tektronix, Inc. (Electronics)	515	14,528
Teleflex, Inc. (Miscellaneous Manufacturing)	206	13,386
Temple-Inland, Inc. (Forest Products & Paper)	721	32,337
Terex Corp. * (Machinery-Construction & Mining)	309	18,355
Tetra Tech, Inc. * (Environmental Control)	309	4,842
Texas Industries, Inc. (Building Materials)	103	5,134
Textron, Inc. (Miscellaneous Manufacturing)	721	55,503
The Brink’s Co. (Miscellaneous Manufacturing)	309	14,804
The Corporate Executive Board Co. (Commercial Services)	206	18,478

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Thomas & Betts Corp. * (Electronics)	412	$17,288
Timken Co. (Metal Fabricate/Hardware)	515	16,490
Toro Co. (Housewares)	309	13,525
Trimble Navigation, Ltd. * (Electronics)	309	10,966
Trinity Industries, Inc. (Miscellaneous Manufacturing)	309	13,618
Tyco International, Ltd. (Miscellaneous Manufacturing)	12,360	356,710
Union Pacific Corp. (Transportation)	1,648	132,680
United Parcel Service, Inc.—Class B (Transportation)	3,914	294,138
United Rentals, Inc. * (Commercial Services)	412	9,637
United Technologies Corp. (Aerospace/Defense)	5,768	322,488
URS Corp. * (Engineering & Construction)	309	11,621
USG CORP. * (Building Materials)	206	13,390
UTI Worldwide, Inc. (Transportation)	103	9,563
Vishay Intertechnology, Inc. * (Electronics)	1,030	14,173
Vulcan Materials Co. (Building Materials)	515	34,891
W.W. Grainger, Inc. (Distribution/Wholesale)	515	36,617
Wabtec Corp. (Machinery-Diversified)	309	8,312
Walter Industries, Inc. (Holding Companies- Diversified)	206	10,242
Washington Group International, Inc. (Engineering & Construction)	206	10,912
Waste Connections, Inc. * (Environmental Control)	309	10,648
Waste Management, Inc. (Environmental Control)	3,399	103,159
Werner Enterprises, Inc. (Transportation)	309	6,087
Yellow Roadway Corp. * (Transportation)	309	13,784

TOTAL COMMON STOCKS (Cost $8,133,039)		10,093,308

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $8,003 (Collateralized by $8,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $8,774)	$8,000	8,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000

TOTAL INVESTMENT SECURITIES (Cost $8,141,039)—100%		10,101,308
Net other assets (liabilities)— (NM)		(636)

NET ASSETS—100.0%		$10,100,672

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	12.9%
Auto Manufacturers	1.0%
Building Materials	2.5%
Chemicals	0.3%
Commercial Services	4.9%
Computers	0.7%
Distribution/Wholesale	0.5%
Electric	0.2%
Electrical Components & Equipment	2.6%
Electronics	3.9%
Engineering & Construction	1.2%
Environmental Control	1.8%
Forest Products & Paper	0.8%
Hand/Machine Tools	0.3%
Holding Companies	0.1%
Household Products/Wares	0.9%
Housewares	0.1%
Internet	0.7%
Machinery-Construction & Mining	3.0%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	39.0%
Packaging & Containers	1.8%
Retail	0.1%
Software	5.0%
Telecommunications	0.3%
Transportation	11.8%
Trucking & Leasing	0.1%
Other**	0.1%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $8,133,039)	$10,093,308
Repurchase agreements, at cost	8,000

Total Investment Securities	10,101,308
Cash	692
Dividends and interest receivable	23,245
Receivable for investments sold	195,936
Prepaid expenses	42

Total Assets	10,321,223

Liabilities:
Payable for capital shares redeemed	198,713
Advisory fees payable	4,528
Management services fees payable	906
Administration fees payable	314
Administrative services fees payable	3,999
Distribution fees payable	2,000
Trustee fees payable	22
Transfer agency fees payable	222
Fund accounting fees payable	419
Compliance services fees payable	118
Other accrued expenses	9,310

Total Liabilities	220,551

Net Assets	$10,100,672

Net Assets consist of:
Capital	$9,292,960
Accumulated net realized gains (losses) on investments	(1,152,557)
Net unrealized appreciation (depreciation) on investments	1,960,269

Net Assets	$10,100,672

Shares of Beneficial Interest Outstanding	301,187

Net Asset Value (offering and redemption price per share)	$33.54

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$140,329
Interest	561

Total Investment Income	140,890

Expenses:
Advisory fees	65,103
Management services fees	13,021
Administration fees	2,803
Transfer agency fees	2,974
Administrative services fees	43,402
Distribution fees	21,701
Custody fees	26,092
Fund accounting fees	5,576
Trustee fees	76
Compliance services fees	212
Other fees	7,217

Total Gross Expenses before reductions	188,177
Less Expenses reduced by the Advisor	(16,304)

Total Net Expenses	171,873

Net Investment Income (Loss)	(30,983)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(265,139)
Change in net unrealized appreciation/depreciation on investments	204,832

Net Realized and Unrealized Gains (Losses) on Investments	(60,307)

Change in Net Assets Resulting from Operations	$(91,290)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(30,983)	$(15,742)
Net realized gains (losses) on investments	(265,139)	(24,185)
Change in net unrealized appreciation/depreciation on investments	204,832	923,613

Change in net assets resulting from operations	(91,290)	883,686

Distributions to Shareholders From:
Net realized gains on investments	(98,469)	(635,419)

Change in net assets resulting from distributions	(98,469)	(635,419)

Capital Transactions:
Proceeds from shares issued	62,971,560	118,398,085
Dividends reinvested	98,469	635,419
Cost of shares redeemed	(62,238,498)	(121,574,016)

Change in net assets resulting from capital transactions	831,531	(2,540,512)

Change in net assets	641,772	(2,292,245)
Net Assets:
Beginning of period	9,458,900	11,751,145

End of period	$10,100,672	$9,458,900

Share Transactions:
Issued	1,936,360	3,715,642
Reinvested	3,064	19,857
Redeemed	(1,924,084)	(3,830,208)

Change in shares	15,340	(94,709)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a)through December 31, 2002

Net Asset Value, Beginning of Period	$33.09	$30.88	$24.05	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.11)	(0.04)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	0.90 (c)	4.06	6.84	(5.94)

Total income (loss) from investment activities	0.79	4.02	6.83	(5.95)

Distributions to Shareholders From:
Net realized gains on investments	(0.34)	(1.81)	—	—

Net Asset Value, End of Period	$33.54	$33.09	$30.88	$24.05

Total Return	2.44%	13.22%	28.40%	(19.83	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	2.17%	1.99%	2.25%	2.65%
Net expenses (e)	1.98%	1.98%	1.98%	1.98%
Net investment income (loss) (e)	(0.36)%	(0.14)%	(0.05)%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$10,101	$9,459	$11,751	$1,134
Portfolio turnover rate (f)	720%	1,159%	1,997%	906	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Internet

The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index. For the year ended December 31, 2005, the Fund had a total return of 7.44%, 1 compared to a return of 9.88% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Composite Internet Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce - companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site. Internet Services - companies that derive the majority of their revenues from providing access to Internet or providing services to people using Internet.

Internet companies continued to expand their product lines and branch into other areas of technology. Ebay bought SKYPE (Voice Over Internet Protocol) and Shopping.com, while Google added mapping and instant messaging to its repertoire. Revenue growth remained strong in the sector, led by Google’s 93% increase over 2004, due primarily to growth in internet advertising sales. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Google, Ameritrade, and E*Trade, while the bottom three performers were Verisign, eBay, and Siebel Systems.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Internet	7.44%	32.36%	20.94%

Dow Jones Composite Internet Index	9.88%	35.30%	24.45%

S&P 500 Index	4.91%	14.39%	5.73%

[1]  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2]  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2005

Investment Objective:   The ProFund VP Internet seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Composite Internet Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	98%

Total Exposure	98%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Composite Internet - Sector Composition
The Dow Jones U.S. Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	December 31, 2005

Common Stocks (98.3%)
	Shares	Value

Agile Software Corp.* (Internet)	10,220	$61,116
Akamai Technologies, Inc.* (Internet)	30,952	616,873
Amazon.com, Inc.* (Internet)	53,144	2,505,740
Ameritrade Holding Corp.—Class A* (Diversified Financial Services)	50,164	1,203,936
aQuantive, Inc.* (Internet)	11,972	302,173
Ariba, Inc.* (Internet)	13,724	100,871
Audible, Inc.* (Internet)	4,088	52,490
Autobytel, Inc.* (Internet)	8,468	41,832
BEA Systems, Inc.* (Software)	80,300	754,820
Check Point Software Technologies, Ltd.* (Internet)	37,084	745,388
CheckFree Corp.* (Internet)	15,476	710,348
CMGI, Inc.* (Internet)	93,440	142,029
CNET Networks, Inc.* (Internet)	28,324	416,080
Digital Insight Corp.* (Internet)	6,716	215,046
Digital River, Inc.* (Internet)	7,008	208,418
E*TRADE Financial Corp.* (Diversified Financial Services)	58,420	1,218,641
EarthLink, Inc.* (Internet)	26,572	295,215
eBay, Inc.* (Internet)	57,816	2,500,542
Emdeon Corp.* (Internet)	57,232	484,183
Google, Inc.* (Internet)	6,132	2,543,923
IAC/InterActiveCorp* (Internet)	64,824	1,835,167
Infospace, Inc.* (Internet)	5,840	150,789
Internet Security Systems, Inc.* (Internet)	7,592	159,052
Interwoven, Inc.* (Internet)	7,884	66,777
J2 Global Communications, Inc.* (Internet)	4,964	212,161
JAMDAT Mobile, Inc.* (Telecommunications)	3,504	93,136
Jupitermedia Corp.* (Internet)	4,380	64,736
Monster Worldwide, Inc.* (Internet)	22,192	905,877
PRICELINE.COM, Inc.* (Internet)	4,964	110,796
RealNetworks, Inc.* (Internet)	23,068	179,008
Siebel Systems, Inc. (Software)	97,528	1,031,846
Tibco Software, Inc.* (Internet)	40,880	305,374
United Online, Inc. (Internet)	12,848	182,699
ValueClick, Inc.* (Internet)	20,440	370,168
VeriSign, Inc.* (Internet)	52,268	1,145,715
Vignette Corp.* (Internet)	6,132	100,013
webMethods, Inc.* (Internet)	10,804	83,299
Websense, Inc.* (Internet)	4,672	306,670
Yahoo!, Inc.* (Internet)	63,364	2,482,602

TOTAL COMMON STOCKS (Cost $18,934,147)		24,905,549

TOTAL INVESTMENT SECURITIES (Cost $18,934,147)—98.3%		24,905,549
Net other asset (liabilities)—1.7%		432,426

NET ASSETS—100.0%		$25,337,975

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Diversified Financial Services	9.6%
Internet	81.2%
Software	7.1%
Telecommunications	0.4%
Other **	1.7%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $18,934,147)	$24,905,549
Receivable for investments sold	9,817,900
Prepaid expenses	45

Total Assets	34,723,494

Liabilities:
Cash overdraft	146,031
Payable for capital shares redeemed	9,171,141
Advisory fees payable	25,837
Management services fees payable	5,167
Administration fees payable	1,073
Administrative services fees payable	16,225
Distribution fees payable	8,113
Trustee fees payable	91
Transfer agency fees payable	896
Fund accounting fees payable	1,260
Compliance services fees payable	476
Other accrued expenses	9,209

Total Liabilities	9,385,519

Net Assets	$25,337,975

Net Assets consist of:
Capital	$20,341,098
Accumulated net realized gains (losses) on investments	(974,525)
Net unrealized appreciation (depreciation) on investments	5,971,402

Net Assets	$25,337,975

Shares of Beneficial Interest Outstanding	434,235

Net Asset Value (offering and redemption price per share)	$58.35

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividend	$6,581
Interest	1,822

Total Investment Income	8,403

Expenses:
Advisory fees	121,588
Management services fees	24,318
Administration fees	5,155
Transfer agency fees	5,410
Administrative services fees	81,056
Distribution fees	40,526
Custody fees	11,305
Fund accounting fees	7,769
Trustee fees	247
Compliance services fees	599
Other fees	11,409
Recoupment of prior expenses reimbursed by the Advisor	1,800

Total Expenses	311,182

Net Investment Income (Loss)	(302,779)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investments	3,015,232
Change in net unrealized appreciation/depreciation on investments	(3,175,225)

Net Realized and Unrealized Gains (Losses) on Investments	(159,993)

Change in Net Assets Resulting from Operations	$(462,772)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(302,779)	$(372,246)
Net realized gains (losses) on investments	3,015,232	(1,826,198)
Change in net unrealized appreciation/depreciation on investments	(3,175,225)	2,632,963

Change in net assets resulting from operations	(462,772)	434,519

Distributions to Shareholders From:
Net realized gains on investments	—	(476,147)

Change in net assets resulting from distributions	—	(476,147)

Capital Transactions:
Proceeds from shares issued	157,232,247	198,577,628
Dividends reinvested	—	476,147
Cost of shares redeemed	(173,426,674)	(171,899,455)

Change in net assets resulting from capital transactions	(16,194,427)	27,154,320

Change in net assets	(16,657,199)	27,112,692
Net Assets:
Beginning of period	41,995,174	14,882,482
End of period	$25,337,975	$41,995,174

Share Transactions:
Issued	3,048,125	4,105,016
Reinvested	—	9,886
Redeemed	(3,386,956)	(3,666,735)

Change in shares	(338,831)	448,167

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the period
	year ended		year ended	year ended	May 1, 2002( a) through
	December 31, 2005		December 31, 2004	December 31, 2003	December 31, 2001

Net Asset Value, Beginning of Period	$54.32		$45.81	$25.99	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.98)		(0.93)	(0.75)	(0.35)
Net realized and unrealized gains (losses) on investments	5.01	( c)	10.53	21.02	(3.66)

Total income (loss) from investment activities	4.03		9.60	20.27	(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.09)	(0.45)	—

Net Asset Value, End of Period	$58.35		$54.32	$45.81	$25.99

Total Return	7.44%		21.26%	77.99%	(13.37	)%( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.92%		1.94%	2.01%	2.04%
Net expenses( e)	1.92%		1.94%	1.98%	1.98%
Net investment income (loss)( e)	(1.87)%		(1.94)%	(1.97)%	(1.97)%

Supplemental Data:
Net assets, end of period (000’s)	$25,338		$41,995	$14,882	$28,880
Portfolio turnover rate( f)	855%		949%	803%	505	%( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2005, the Fund had a total return of 31.31%, 1 compared to a return of 34.08% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers and service companies.

The Dow Jones U.S. Oil and Gas Index performed very well in 2005. Hurricanes caused major damage to wells, refineries, and pipelines in the Gulf Coast region, resulting in sharp increases in all energy prices. Oil companies reported record earnings in the third quarter as oil reached $70 per barrel. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Valero Energy, Burlington Resources, and Transocean, while the bottom three performers were Chevron, Exxon Mobil, and ConocoPhillips.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Oil & Gas	31.31%	27.58%	10.04%

Dow Jones U.S. Oil & Gas Index	34.08%	30.70%	13.25%

S&P 500 Index	4.91%	14.39%	0.19%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performace reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	95%
Swap Agreements	5%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas - Sector Composition
% of Index

Oil and Gas Producers	74.38%
Oil Equipment, Services & Distribution	25.62%

PROFUNDS VP ProFund VP Oil & Gas	Schedule of Portfolio Investments December 31, 2005

Common Stocks (95.4%)
	Shares	Value

Amerada Hess Corp. (Oil & Gas)	10,648	$1,350,379
Anadarko Petroleum Corp. (Oil & Gas)	27,104	2,568,104
Apache Corp. (Oil & Gas)	39,688	2,719,422
Atwood Oceanics, Inc. * (Oil & Gas)	1,936	151,066
Baker Hughes, Inc. (Oil & Gas Services)	41,624	2,529,907
BJ Services Co. (Oil & Gas Services)	38,720	1,419,862
Burlington Resources, Inc. (Oil & Gas)	45,496	3,921,755
Cabot Oil & Gas Corp. (Oil & Gas)	5,808	261,941
Cal Dive International, Inc. * (Oil & Gas Services)	8,712	312,674
Cheniere Energy, Inc. * (Oil & Gas)	5,808	216,174
Chesapeake Energy Corp. (Oil & Gas)	40,656	1,290,015
ChevronTexaco Corp. (Oil & Gas)	273,944	15,551,802
Cimarex Energy Co. * (Oil & Gas)	9,680	416,337
Comstock Resources, Inc. * (Oil & Gas)	4,840	147,668
ConocoPhillips (Oil & Gas)	153,912	8,954,601
Cooper Cameron Corp. * (Oil & Gas Services)	13,552	561,053
Core Laboratories N.V. * (Oil & Gas Services)	2,904	108,493
Denbury Resources, Inc. * (Oil & Gas)	13,552	308,715
Devon Energy Corp. (Oil & Gas)	54,208	3,390,168
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,744	538,673
Dynegy, Inc.—Class A * (Pipelines)	32,912	159,294
El Paso Corp. (Pipelines)	80,344	976,983
Encore Acquisition Co. * (Oil & Gas)	5,808	186,088
Ensco International, Inc. (Oil & Gas)	18,392	815,685
EOG Resources, Inc. (Oil & Gas)	29,040	2,130,665
Exxon Mobil Corp. (Oil & Gas)	647,632	36,377,490
FMC Technologies, Inc. * (Oil & Gas Services)	8,712	373,919
Forest Oil Corp. * (Oil & Gas)	6,776	308,782
Frontier Oil Corp. (Oil & Gas)	6,776	254,303
Global Industries, Ltd. * (Oil & Gas Services)	10,648	120,855
GlobalSantaFe Corp. (Oil & Gas)	27,104	1,305,058
Grant Prideco, Inc. * (Oil & Gas Services)	15,488	683,331
Grey Wolf, Inc. * (Oil & Gas)	23,232	179,583
Halliburton Co. (Oil & Gas Services)	61,952	3,838,546
Hanover Compressor Co. * (Oil & Gas Services)	10,648	150,243
Helmerich & Payne, Inc. (Oil & Gas)	5,808	359,573
Holly Corp. (Oil & Gas)	2,904	170,958
Houston Exploration Co. * (Oil & Gas)	3,872	204,442
Hydril * (Oil & Gas Services)	1,936	121,194
Input/Output, Inc. * (Oil & Gas Services)	8,712	61,245
KCS Energy, Inc. * (Oil & Gas)	5,808	140,670
Kerr-McGee Corp. (Oil & Gas)	12,584	1,143,382
Kinder Morgan, Inc. (Pipelines)	13,552	1,246,106
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,872	200,028
Marathon Oil Corp. (Oil & Gas)	44,528	2,714,872
Maverick Tube Corp. * (Oil & Gas Services)	4,840	192,922
McDermott International, Inc. * (Engineering & Construction)	6,776	302,277
Murphy Oil Corp. (Oil & Gas)	21,296	1,149,771
Nabors Industries, Ltd. * (Oil & Gas)	19,360	1,466,520
National-Oilwell Varco, Inc. * (Oil & Gas Services)	21,296	1,335,259
Newfield Exploration Co. * (Oil & Gas)	15,488	775,484
Newpark Resources, Inc. * (Oil & Gas Services)	10,648	81,244
Noble Corp. (Oil & Gas)	16,456	1,160,806
Noble Energy, Inc. (Oil & Gas)	21,296	858,229
Occidental Petroleum Corp. (Oil & Gas)	48,400	3,866,192
Oceaneering International, Inc. * (Oil & Gas Services)	2,904	144,561
Offshore Logistics, Inc. * (Transportation)	2,904	84,797
OGE Energy Corp. (Electric)	10,648	285,260
Parker Drilling Co. * (Oil & Gas)	11,616	125,801
Patterson-UTI Energy, Inc. (Oil & Gas)	21,296	701,703
Pioneer Natural Resources Co. (Oil & Gas)	17,424	893,328
Plains Exploration & Production Co. * (Oil & Gas)	9,680	384,586
Pogo Producing Co. (Oil & Gas)	6,776	337,513
Pride International, Inc. * (Oil & Gas)	19,360	595,320
Quicksilver Resources, Inc. * (Oil & Gas)	6,776	284,660
Range Resources Corp. (Oil & Gas)	15,488	407,954
Rowan Cos., Inc. (Oil & Gas)	13,552	482,993
Schlumberger, Ltd. (Oil & Gas Services)	71,632	6,959,049
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,936	131,842
Smith International, Inc. (Oil & Gas Services)	26,136	969,907
Southwestern Energy Co. * (Oil & Gas)	20,328	730,588
St.Mary Land & Exploration Co. (Oil & Gas)	6,776	249,425
Stone Energy Corp. * (Oil & Gas)	2,904	132,219
Sunoco, Inc. (Oil & Gas)	16,456	1,289,821
Superior Energy Services, Inc. * (Oil & Gas Services)	8,712	183,388
Swift Energy Co. * (Oil & Gas)	3,872	174,511
Tesoro Petroleum Corp. (Oil & Gas)	7,744	476,643
Tidewater, Inc. (Oil & Gas Services)	6,776	301,261
Todco—Class A (Oil & Gas)	7,744	294,737

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Oil & Gas	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Transocean Sedco Forex, Inc. * (Oil & Gas)	39,688	$2,765,857
Unit Corp. * (Oil & Gas)	4,840	266,345
Valero Energy Corp. (Oil & Gas)	73,568	3,796,109
Veritas DGC, Inc. * (Oil & Gas Services)	3,872	137,417
Vintage Petroleum, Inc. (Oil & Gas)	6,776	361,364
Weatherford International, Ltd. * (Oil & Gas Services)	42,592	1,541,830
Western Gas Resources, Inc. (Pipelines)	7,744	364,665
Whiting Petroleum Corp. * (Oil & Gas)	4,840	193,600
Williams Cos., Inc. (Pipelines)	69,696	1,614,857
XTO Energy, Inc. (Oil & Gas)	42,592	1,871,492

TOTAL COMMON STOCKS (Cost $90,839,333)		141,666,211

TOTAL INVESTMENT SECURITIES (Cost $90,839,333)—95.4%		141,666,211
Net other assets (liabilities)—4.6%		6,799,805

NET ASSETS—100.0%		$148,466,016

*	Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 1/3/06 (Underlying notional amount at value $7,067,862)	70,679	$(1,318)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of December 31, 2005:
Electric	0.2%
Engineering & Construction	0.2%
Oil & Gas	76.9%
Oil & Gas Services	15.1%
Pipelines	2.9%
Transportation	0.1%
Other **	4.6%

** Includes non–equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $90,839,333)	$141,666,211
Dividends and interest receivable	79,204
Receivable for investments sold	16,435,274
Prepaid expenses	755

Total Assets	158,181,444

Liabilities:
Cash overdraft	809,563
Payable for capital shares redeemed	8,588,046
Unrealized depreciation on swap agreements	1,318
Advisory fees payable	110,704
Management services fees payable	22,141
Administration fees payable	5,929
Administrative services fees payable	73,814
Distribution fees payable	36,948
Trustee fees payable	415
Transfer agency fees payable	4,098
Fund accounting fees payable	5,717
Compliance services fees payable	2,176
Other accrued expenses	54,559

Total Liabilities	9,715,428

Net Assets	$148,466,016

Net Assets consist of:
Capital	$104,449,722
Accumulated net realized gains (losses) on investments	(6,809,266)
Net unrealized appreciation (depreciation) on investments	50,825,560

Net Assets	$148,466,016

Shares of Beneficial Interest Outstanding	3,157,181

Net Asset Value (offering and redemption price per share)	$47.02

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$2,296,731
Interest	16,565

Total Investment Income	2,313,296

Expenses:
Advisory fees	1,138,227
Management services fees	227,647
Administration fees	48,840
Transfer agency fees	50,514
Administrative services fees	758,620
Distribution fees	379,409
Custody fees	38,885
Fund accounting fees	70,401
Trustee fees	1,573
Compliance services fees	4,045
Other fees	100,472
Recoupment of prior expenses reimbursed by the Advisor	11,928

Total Expenses	2,830,561

Net Investment Income (Loss)	(517,265)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,962,156
Net realized gains (losses) on swap contracts	182,148
Change in net unrealized appreciation/depreciation on investments	31,493,918

Net Realized and Unrealized Gains (Losses) on Investments
33,638,222

Change in Net Assets Resulting from Operations	$33,120,957

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(517,265)	$(127,967)
Net realized gains (losses) on investments	2,144,304	2,380,929
Change in net unrealized appreciation/depreciation on investments	31,493,918	14,915,939

Change in net assets resulting from operations	33,120,957	17,168,901

Distributions to Shareholders From:
Net realized gains on investments	(4,532,768)	(39,140)

Change in net assets resulting from distributions	(4,532,768)	(39,140)

Capital Transactions:
Proceeds from shares issued	424,924,402	338,147,323
Dividends reinvested	4,532,768	39,140
Cost of shares redeemed	(394,716,236)	(314,577,237)

Change in net assets resulting from capital transactions	34,740,934	23,609,226

Change in net assets	63,329,123	40,738,987
Net Assets:
Beginning of period	85,136,893	44,397,906

End of period	$148,466,016	$85,136,893

Share Transactions:
Issued	9,679,821	10,688,753
Reinvested	93,672	1,106
Redeemed	(8,940,686)	(9,932,497)

Change in shares	832,807	757,362

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$36.63	$28.33	$23.17	$27.93	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.15)	(0.05)	(0.01)	(0.05)	—	(c)
Net realized and unrealized gains (losses) on investments	11.64	8.37	5.17	(4.71)	(2.07)

Total income (loss) from investment activities	11.49	8.32	5.16	(4.76)	(2.07)

Distributions to Shareholders From:
Net realized gains on investments	(1.10)	(0.02)	—	—	—

Net Asset Value, End of Period	$47.02	$36.63	$28.33	$23.17	$27.93

Total Return	31.31%	29.36%	22.27%	(17.04)%	(6.90)	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.86%	1.92%	2.09%	2.16%	2.05%
Net expenses (e)	1.86%	1.92%	1.98%	1.98%	2.05%
Net investment income (loss) (e)	(0.34)%	(0.16)%	(0.05)%	(0.18)%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$148,466	$85,137	$44,398	$19,283	$24,007
Portfolio turnover rate (f)	298%	470%	1,091%	1,632%	1,169	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2005, the Fund had a total return of -3.82%, 1 compared to a return of -1.64% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin and cold remedies.

The index posted a return of -1.64% for 2005. Merck lost the first court case brought by Vioxx users, with the jury awarding the plaintiffs $253 million. This outcome negatively impacted other drug makers as well as Merck, as investors reassessed the frequency and severity of future legal liabilities. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Allergan, Ivax, and Wyeth, while the bottom three performers were Pfizer, Forest Laboratories, and Bristol- Meyers Squibb.

Value of a $10,000 Investment* *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Pharmaceuticals	(3.82)%	(2.67)%	(5.97)%

Dow Jones U.S. Pharmaceuticals Index	(1.64)%	(0.42)%	(3.94)%

S&P 500 Index	4.91%	14.39%	5.73%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	84%
Swap Agreements	16%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Pharmaceuticals - Sector Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2005

Common Stocks (83.7%)
	Shares	Value

Alkermes, Inc. * (Pharmaceuticals)	1,413	$27,017
Allergan, Inc. (Pharmaceuticals)	2,041	220,346
Alpharma, Inc. (Pharmaceuticals)	628	17,904
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	314	12,180
Barr Laboratories, Inc. * (Pharmaceuticals)	1,413	88,016
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,244	511,167
Cephalon, Inc. * (Pharmaceuticals)	942	60,985
Eli Lilly & Co. (Pharmaceuticals)	8,615	487,523
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,727	52,259
Forest Laboratories, Inc. * (Pharmaceuticals)	5,338	217,150
Hospira, Inc. * (Pharmaceuticals)	2,512	107,463
IVAX Corp. * (Pharmaceuticals)	3,454	108,214
Johnson & Johnson (Healthcare-Products)	44,244	2,659,064
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,768	63,755
Medicis Pharmaceutical Corp. (Pharmaceuticals)	785	25,159
Merck & Co., Inc. (Pharmaceuticals)	15,112	480,713
MGI Pharma, Inc. * (Pharmaceuticals)	1,256	21,553
Mylan Laboratories, Inc. (Pharmaceuticals)	3,297	65,808
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	314	4,751
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	471	14,761
Perrigo Co. (Pharmaceuticals)	1,413	21,068
Pfizer, Inc. (Pharmaceuticals)	111,253	2,594,419
Schering-Plough Corp. (Pharmaceuticals)	22,765	474,650
Sepracor, Inc. * (Pharmaceuticals)	1,570	81,012
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	314	4,387
The Medicines Co. * (Pharmaceuticals)	785	13,698
Valeant Pharmaceuticals International (Pharmaceuticals)	1,413	25,547
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,570	51,041
Wyeth (Pharmaceuticals)	11,167	514,464

TOTAL COMMON STOCKS
(Cost $7,992,085)		9,026,074

Repurchase Agreements NM
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $1,000 (Collateralized by $1,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $1,097)	$1,000	$1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $7,993,085)—83.7%		9,027,074
Net other assets (liabilities)—16.3%		1,753,175

NET ASSETS — 100.0%		$10,780,249

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 1/3/06 (Underlying notional amount at value $1,714,332)	17,143	$(493)
ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of December 31, 2005: Healthcare-Products		24.7%
Pharmaceuticals		59.0%
Other **		16.3%

** Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $7,992,085)	$9,026,074
Repurchase agreements, at cost	1,000

Total Investment Securities	9,027,074
Cash	93
Dividends and interest receivable	11,051
Receivable for investments sold	1,739,404
Receivable for capital shares issued	26,487
Prepaid expenses	43

Total Assets	10,804,152

Liabilities:
Unrealized depreciation on swap agreements	493
Advisory fees payable	8,948
Management services fees payable	1,789
Administration fees payable	364
Administrative services fees payable	4,377
Distribution fees payable	2,189
Trustee fees payable	25
Transfer agency fees payable	243
Fund accounting fees payable	352
Compliance services fees payable	129
Other accrued expenses	4,994

Total Liabilities	23,903

Net Assets	$10,780,249

Net Assets consist of:
Capital	$15,657,526
Accumulated net investment income (loss)	79,670
Accumulated net realized gains (losses) on investments	(5,990,443)
Net unrealized appreciation (depreciation) on investments	1,033,496

Net Assets	$10,780,249

Shares of Beneficial Interest Outstanding	477,751

Net Asset Value (offering and redemption price per share)	$22.56

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$313,985
Interest	2,233

Total Investment Income	316,218

Expenses:
Advisory fees	91,980
Management services fees	18,396
Administration fees	3,987
Transfer agency fees	4,163
Administrative services fees	61,197
Distribution fees	30,660
Custody fees	8,172
Fund accounting fees	5,936
Trustee fees	132
Compliance services fees	257
Other fees	8,810
Recoupment of prior expenses reimbursed by the Advisor	2l,858

Total Expenses	236,548

Net Investment Income (Loss)	79,670

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(942,909)
Net realized gains (losses) on swap agreements	(44,143)
Change in net unrealized appreciation/depreciation on investments	(67,782)

Net Realized and Unrealized Gains (Losses) on Investments	(1,054,834)

Change in Net Assets Resulting from Operations	$(975,164)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$79,670	$35,026
Net realized gains (losses) on investments	(987,052)	(1,874,774)
Change in net unrealized appreciation/depreciation on investments	(67,782)	113,748

Change in net assets resulting from operations	(975,164)	(1,726,000)

Distributions to Shareholders From:
Net investment income	(35,026)	—

Change in net assets resulting from distributions	(35,026)	—

Capital Transactions:
Proceeds from shares issued	85,114,696	104,926,205
Dividends reinvested	35,026	—
Cost of shares redeemed	(85,161,998)	(103,248,103)

Change in net assets resulting from capital transactions	(12,276)	1,678,102

Change in net assets	(1,022,466)	(47,898)
Net Assets:
Beginning of period	11,802,715	11,850,613

End of period	$10,780,249	$11,802,715

Accumulated net investment income (loss)	$79,670	$35,026

Share Transactions:
Issued	3,617,838	4,147,097
Reinvested	1,480	—
Redeemed	(3,642,935)	(4,102,720)

Change in shares	(23,617)	44,377

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$23.54	$25.93	$25.96	$30.00

Investment Activities:
Net investment income (loss) (b)	0.15	0.08	(0.09)	—	(c)
Net realized and unrealized gains (losses) on investments	(1.05)	(2.47)	1.51	(4.04)

Total income (loss) from investment activities	(0.90)	(2.39)	1.42	(4.04)

Distributions to Shareholders From:
Net investment income	(0.08)	—	—	—
Net realized gains on investments	—	—	(1.45)	—

Total distributions	(0.08)	—	(1.45)	—

Net Asset Value, End of Period	$22.56	$23.54	$25.93	$25.96

Total Return	(3.82)%	(9.22)%	5.60%	(13.47	)% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.93%	1.97%	2.06%	2.12%
Net expenses (e)	1.93%	1.97%	1.98%	1.98%
Net investment income (loss) (e)	0.65%	0.32%	(0.33)%	(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$10,780	$11,803	$11,851	$3,414
Portfolio turnover rate (f)	853%	1,223%	2,569%	1,709	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index 1. For the year ended December 31, 2005, the Fund had a total return of 26.30%, 2 compared to a return of 29.89% 3, 6 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours. Prior to June 19, 2004, the Fund benchmarked Philadelphia Stock Exchange Gold & Silver Sector Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls.

This sector turned in one of the best performances for 2005. The index, which historically has had a positive correlation with changes in gold prices, returned 29.89% in 2005. The spot price of gold itself jumped about 18% to close the year at $517 per ounce, making 2005 the fifth consecutive year the metal has increased in value. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Goldcorp, Freeport-McMoRan, and Agnico-Eagle Mines, while the bottom three performers were Meridian Gold, Barrick Gold, and Newmont Mining.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [2]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Precious Metals	26.30%	16.57%	12.78%

Philadelphia Stock Exchange Gold and Silver Sector Index/Dow Jones Precious Metals Index	29.89%	20.01%	16.66%

S&P 500 Index	4.91%	14.39%	5.73%

[1] Prior to June 18, 2004, the Precious Metals UltraSector ProFund sought daily investment results, that corresponded to the daily performance of the Philadelphia Stock Exchange Gold/Silver Index. The Philadelphia Stock Exchange Gold/Silver Index measures the performance of the gold and silver mining industry of the global equity market.

[2] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[3] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[4] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[5] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.
[6] The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 17, 2004 and the Dow Jones Precious Metals Index represents performance from June 18, 2004 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones Precious Metals - Sector Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2005

U.S. Government Agency Obligations (77.2%)
	Principal Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$21,853,000	$21,849,176
Federal Farm Credit Bank *, 3.15%, 1/3/06	21,853,000	21,849,176
Federal Home Loan Bank *, 3.15%, 1/3/06	21,853,000	21,849,176
Federal National Mortgage Association *, 3.15%, 1/3/06	21,853,000	21,849,175

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,396,703)		87,396,703

Repurchase Agreements (19.3%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $21,852,101 (Collateralized by $22,201,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $22,280,500)	21,843,000	21,843,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,843,000)		21,843,000

TOTAL INVESTMENT SECURITIES
(Cost $109,239,703)—96.5%		109,239,703
Net other assets (liabilities)—3.5%		3,933,724

NET ASSETS—100.0%		$113,173,427

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 1/24/06 (Underlying notional amount at value $113,283,175)	430,702	$2,432,949

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $87,396,703)	$87,396,703
Repurchase agreements, at cost	21,843,000

Total Investment Securities	109,239,703
Cash	712
Segregated cash balances with custodian for swap agreements	165
Interest receivable	4,551
Receivable for capital shares issued	1,675,694
Unrealized appreciation on swap agreements	2,432,949
Prepaid expenses	309

Total Assets	113,354,083

Liabilities:
Payable for capital shares redeemed	3,051
Advisory fees payable	64,492
Management services fees payable	12,899
Administration fees payable	3,134
Administrative services fees payable	43,013
Distribution fees payable	21,533
Trustee fees payable	242
Transfer agency fees payable	2,386
Fund accounting fees payable	3,302
Compliance services fees payable	1,267
Other accrued expenses	25,337

Total Liabilities	180,656

Net Assets	$113,173,427

Net Assets consist of:
Capital	$115,212,220
Accumulated net investment income (loss)	903,704
Accumulated net realized gains (losses) on investments	(5,375,446)
Net unrealized appreciation (depreciation) on investments	2,432,949

Net Assets	$113,173,427

Shares of Beneficial Interest Outstanding	2,750,087

Net Asset Value (offering and redemption price per share)	$41.15

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$2,116,064

Expenses:
Advisory fees	489,752
Management services fees	97,951
Administration fees	20,962
Transfer agency fees	21,649
Administrative services fees	326,409
Distribution fees	163,251
Custody fees	15,760
Fund accounting fees	29,934
Trustee fees	777
Compliance services fees	1,960
Other fees	43,955

Total Expenses	1,212,360

Net Investment Income (Loss)	903,704

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	13,559,048
Change in net unrealized appreciation/depreciation on investments	2,395,516

Net Realized and Unrealized Gains (Losses) on Investments	15,954,564

Change in Net Assets Resulting from Operations	$16,858,268

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the year ended December 31, 2004	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$903,704	$(344,842)
Net realized gains (losses) on investments	13,559,048	(13,372,742)
Change in net unrealized appreciation/depreciation on investments	2,395,516	935,928

Change in net assets resulting from operations	16,858,268	(12,781,656)

Distributions to Shareholders From:
Net realized gains on investments	—	(8,141,045)

Change in net assets resulting from distributions	—	(8,141,045)

Capital Transactions:
Proceeds from shares issued	264,118,587	386,229,944
Dividends reinvested	—	8,141,045
Cost of shares redeemed	(228,235,802)	(389,233,588)

Change in net assets resulting from capital transactions	35,882,785	5,137,401

Change in net assets	52,741,053	(15,785,300)
Net Assets:
Beginning of period	60,432,374	76,217,674

End of period	$113,173,427	60,432,374

Accumulated net investment income (loss)	$903,704	$—

Share Transactions:
Issued	8,101,285	10,900,008
Reinvested	—	236,865
Redeemed	(7,205,817)	(11,141,593)

Change in shares	895,468	(4,720)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$32.58	$40.99	$29.44	$30.00

Investment Activities:
Net investment income (loss) (b)	0.45	(0.20)	(0.31)	(0.07)
Net realized and unrealized gains (losses) on investments	8.12	(3.64)	11.86	(0.49)

Total income (loss) from investment activities	8.57	(3.84)	11.55	(0.56)

Distributions to Shareholders From:
Net realized gains on investments	—	(4.57)	—	—

Net Asset Value, End of Period	$41.15	$32.58	$40.99	$29.44

Total Return	26.30%	(9.92)%	39.23%	(1.87	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.86%	1.87%	1.98%	1.98%
Net expenses (d)	1.86%	1.87%	1.97%	1.98%
Net investment income (loss) (d)	1.38%	(0.58)%	(0.94)%	(0.40)%

Supplemental Data:
Net assets, end of period (000’s)	$113,173	$60,432	$76,218	$55,639
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Real Estate

The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2005, the Fund had a total return of 6.75%, 1 compared to a return of 9.63% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

In general, the real estate market remained healthy throughout 2005, and the sector posted better than average returns. Increasing short-term interest rates starting to negatively impact the index as the year progressed. The index peaked in late July as the real estate market began to soften the second half. REITs in each of the major subsectors saw double-digit returns, including Industrial/Office, Retail, and Residential. The Self-Storage subsector was very strong and added to the index’s return for the year, while Mortgage REITs were the only subsector that declined. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were General Growth Properties, Boston Properties, and Simon Property Group, while the bottom three performers were Plum Creek Timber, Equity Office Properties, and ProLogis.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)
ProFund VP Real Estate	6.75%	21.82%	14.74%

Dow Jones U.S. Real Estate Index	9.63%	25.34%	18.25%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate – Sector Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.7%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	2,744	$220,892
AMB Property Corp. (REIT)	10,780	530,053
American Financial Realty Trust (REIT)	16,072	192,864
American Home Mortgage Investment Corp. (REIT)	5,684	185,128
Annaly Mortgage Management, Inc. (REIT)	15,092	165,106
Apartment Investment and Management Co.—Class A (REIT)	11,760	445,351
Archstone-Smith Trust (REIT)	26,460	1,108,409
Arden Realty Group, Inc. (REIT)	8,428	377,827
Avalonbay Communities, Inc. (REIT)	9,016	804,678
Boston Properties, Inc. (REIT)	14,112	1,046,123
Brandywine Realty Trust (REIT)	7,056	196,933
BRE Properties, Inc.—Class A (REIT)	6,272	285,251
Camden Property Trust (REIT)	6,468	374,627
CarrAmerica Realty Corp. (REIT)	7,252	251,137
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	7,644	449,850
CBL & Associates Properties, Inc. (REIT)	7,448	294,270
Centerpoint Properties Corp. (REIT)	6,076	300,640
Colonial Properties Trust (REIT)	5,684	238,614
Corporate Office Properties Trust (REIT)	4,900	174,146
Cousins Properties, Inc. (REIT)	5,096	144,217
Crescent Real Estate Equities Co. (REIT)	12,348	244,737
Developers Diversified Realty Corp. (REIT)	13,524	635,898
Duke-Weeks Realty Corp. (REIT)	17,836	595,722
Equity Inns, Inc. (REIT)	6,664	90,297
Equity Lifestyle Properties, Inc. (REIT)	2,548	113,386
Equity Office Properties Trust (REIT)	50,960	1,545,617
Equity Residential Properties Trust (REIT)	35,868	1,403,156
Essex Property Trust, Inc. (REIT)	2,548	234,926
Federal Realty Investment Trust (REIT)	6,468	392,284
FelCor Lodging Trust, Inc. (REIT)	5,880	101,195
First Industrial Realty Trust, Inc. (REIT)	5,488	211,288
Forest City Enterprises, Inc.—Class A (Real Estate)	7,252	275,068
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	19,600	194,040
General Growth Properties, Inc. (REIT)	28,028	1,317,036
Glenborough Realty Trust, Inc. (REIT)	4,508	81,595
Health Care Property Investors, Inc. (REIT)	17,052	435,849
Health Care REIT, Inc. (REIT)	7,252	245,843
Healthcare Realty Trust, Inc. (REIT)	5,880	195,628
Highwoods Properties, Inc. (REIT)	6,664	189,591
Home Properties of New York, Inc. (REIT)	3,920	159,936
Hospitality Properties Trust (REIT)	8,428	337,963
Host Marriott Corp. (REIT)	40,768	772,554
HRPT Properties Trust (REIT)	26,264	271,832
IMPAC Mortgage Holdings, Inc. (REIT)	9,408	88,529
iStar Financial, Inc. (REIT)	13,916	496,105
Jones Lang LaSalle, Inc. (Real Estate)	3,724	187,503
Kilroy Realty Corp. (REIT)	3,528	218,383
Kimco Realty Corp. (REIT)	26,656	855,124
Lexington Corporate Properties Trust (REIT)	6,468	137,768
Liberty Property Trust (REIT)	10,976	470,322
Mack-Cali Realty Corp. (REIT)	7,644	330,221
MeriStar Hospitality Corp.* (REIT)	10,976	103,174
Mills Corp. (REIT)	6,664	279,488
Nationwide Health Properties, Inc. (REIT)	8,428	180,359
New Century Financial Corp. (REIT)	7,056	254,510
New Plan Excel Realty Trust, Inc. (REIT)	12,740	295,313
Novastar Financial, Inc. (REIT)	3,724	104,682
Pan Pacific Retail Properties (REIT)	5,096	340,871
Pennsylvania (REIT)	4,116	153,774
Plum Creek Timber Co., Inc. (Forest Products & Paper)	22,932	826,698
Post Properties, Inc. (REIT)	5,096	203,585
Prentiss Properties Trust (REIT)	5,684	231,225
Prologis (REIT)	30,380	1,419,354
Public Storage, Inc. (REIT)	10,976	743,295
Rayonier, Inc. (Forest Products & Paper)	9,408	374,909
Realty Income Corp. (REIT)	10,388	224,589
Reckson Associates Realty Corp. (REIT)	9,996	359,656
Redwood Trust, Inc. (REIT)	2,940	121,304
Regency Centers Corp. (REIT)	7,644	450,614
Saxon Capital, Inc. (REIT)	6,272	71,062
Shurgard Storage Centers, Inc.—Class A (REIT)	5,684	322,340
Simon Property Group, Inc. (REIT)	27,636	2,117,748
SL Green Realty Corp. (REIT)	5,096	389,283
St. Joe Co. (Real Estate)	8,820	592,881
Taubman Centers, Inc. (REIT)	6,272	217,952

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

The Macerich Co. (REIT)	7,448	$500,059
Thornburg Mortgage Asset Corp. (REIT)	12,544	328,653
Trizec Properties, Inc. (REIT)	11,564	265,047
United Dominion Realty Trust, Inc. (REIT)	17,248	404,293
Ventas, Inc. (REIT)	12,936	414,211
Vornado Realty Trust (REIT)	16,464	1,374,250
Washington REIT	5,292	160,612
Weingarten Realty Investors (REIT)	10,388	392,770

TOTAL COMMON STOCKS (Cost $20,801,446)		34,834,073

TOTAL INVESTMENT SECURITIES (Cost $20,801,446)—100.7%		34,834,073
Net other assets (liabilities)—(0.7)%		(239,914)

NET ASSETS—100.0%		$34,594,159

*	Non-income producing security
REIT	Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Diversified Financial Services	0.6%
Forest Products & Paper	3.5%
Real Estate	4.4%
Real Estate Investment Trust	92.2%
Other **	(0.7)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $20,801,446)	$34,834,073
Dividends and interest receivable	198,200
Prepaid expenses	230

Total Assets	35,032,503

Liabilities:
Cash overdraft	77,824
Payable for capital shares redeemed	273,297
Advisory fees payable	29,654
Management services fees payable	5,931
Administration fees payable	1,552
Administrative services fees payable	17,913
Distribution fees payable	9,032
Trustee fees payable	101
Transfer agency fees payable	993
Fund accounting fees payable	1,418
Compliance services fees payable	527
Other accrued expenses	20,102

Total Liabilities	438,344

Net Assets	$34,594,159

Net Assets consist of:
Capital	$25,651,077
Accumulated net realized gains (losses) on investments	(5,089,545)
Net unrealized appreciation (depreciation) on investments	14,032,627

Net Assets	$34,594,159

Shares of Beneficial Interest Outstanding	660,734

Net Asset Value (offering and redemption price per share)	$52.36

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,683,020
Interest	2,382

Total Investment Income	1,685,402

Expenses:
Advisory fees	413,778
Management services fees	82,756
Administration fees	17,835
Transfer agency fees	18,606
Administrative services fees	273,790
Distribution fees	137,926
Custody fees	24,923
Fund accounting fees	26,208
Trustee fees	657
Compliance services fees	1,153
Other fees	39,270
Recoupment of prior expenses reimbursed by the Advisor	3,366

Total Expenses	1,040,268

Net Investment Income (Loss)	645,134

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	5,984,690
Change in net unrealized appreciation/depreciation on investments	(4,509,206)

Net Realized and Unrealized Gains (Losses) on Investments	1,475,484

Change in Net Assets Resulting from Operations	$2,120,618

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$645,134	$1,508,660
Net realized gains (losses) on investments	5,984,690	(3,405,032)
Change in net unrealized appreciation/depreciation on investments	(4,509,206)	12,257,575

Change in net assets resulting from operations	2,120,618	10,361,203

Distributions to Shareholders From:
Net investment income	(1,144,044)	(1,254,556)
Net realized gains on investments	—	(554,378)
Return of capital	—	(152,845)

Change in net assets resulting from distributions	(1,144,044)	(1,961,779)

Capital Transactions:
Proceeds from shares issued	633,994,706	874,284,590
Dividends reinvested	1,144,044	1,961,779
Cost of shares redeemed	(681,189,519)	(844,590,808)

Change in net assets resulting from capital transactions	(46,050,769)	31,655,561

Change in net assets	(45,074,195)	40,054,985
Net Assets:
Beginning of period	79,668,354	39,613,369

End of period	$34,594,159	$79,668,354

Accumulated net investment income (loss)	$—	$152,846

Share Transactions:
Issued	12,643,125	19,934,976
Reinvested	22,238	44,452
Redeemed	(13,582,381)	(19,370,344)

Change in shares	(917,018)	609,084

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$50.49	$40.89	$31.16	$32.72	$30.00

Investment Activities:
Net investment income (loss) (b)	0.59	1.04	1.09	1.38	1.53
Net realized and unrealized gains (losses) on investments	2.78	9.86	9.14	(1.34)	1.19

Total income (loss) from investment activities	3.37	10.90	10.23	0.04	2.72

Distributions to Shareholders From:
Net investment income	(1.50)	(0.82)	(0.50)	(1.37)	—
Net realized gains on investments	—	(0.38)	—	—	—
Return of capital	—	(0.10)	—	(0.23)	—

Total distributions	(1.50)	(1.30)	(0.50)	(1.60)	—

Net Asset Value, End of Period	$52.36	$50.49	$40.89	$31.16	$32.72

Total Return	6.75%	27.20%	33.15%	0.02%	9.07	% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.89%	1.93%	2.02%	2.13%	1.99%
Net expenses (d)	1.89%	1.93%	1.98%	1.98%	1.99%
Net investment income (loss) (d)	1.17%	2.35%	3.08%	4.09%	5.01%

Supplemental Data:
Net assets, end of period (000’s)	$34,594	$79,668	$39,613	$20,920	$39,414
Portfolio turnover rate (e)	1,105%	1,184%	1,113%	1,163%	753	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Semiconductor

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index. For the year ended December 31, 2005, the Fund had a total return of 8.64%, 1 compared to a return of 11.38% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Semiconductor Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

The Semiconductor Index outperformed the broader market indexes in 2005, as the largest weighted stock in the index, Intel, posted a total return of 8.1%. Demand for chip-related products remained strong, and Intel and Apple struck a deal to put Intel chips in Mac computers. Worldwide sales of semiconductors hit a new record in 2005, powered by strong PC sales. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were SanDisk, Marvell Technology Group, and Broadcom, while the bottom three performers were Maxim Integrated Products, Linear Technology, and Analog Devices.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Semiconductor	8.64%	16.08%	(5.51)%

Dow Jones U.S. Semiconductor Index	11.38%	19.42%	(2.82)%

S&P 500 Index	4.91%	14.39%	5.37%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductor - Sector Composition

The Dow Jones U.S. Semiconductor Index is comprised of a single sector.

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments December 31, 2005

Common Stocks (91.4%)
	Shares	Value

Actel Corp. * (Semiconductors)	742	$9,446
Advanced Micro Devices, Inc. * (Semiconductors)	12,243	374,636
Agere Systems, Inc. * (Semiconductors)	5,565	71,789
Altera Corp. * (Semiconductors)	10,759	199,364
Amkor Technology, Inc. * (Semiconductors)	2,597	14,543
Analog Devices, Inc. (Semiconductors)	11,130	399,233
Applied Materials, Inc. (Semiconductors)	48,601	871,902
Applied Micro Circuits Corp. * (Semiconductors)	9,275	23,837
Asyst Technologies, Inc. * (Semiconductors)	1,484	8,488
Atmel Corp. * (Semiconductors)	13,356	41,270
ATMI, Inc. * (Semiconductors)	1,113	31,131
Axcelis Technologies, Inc. * (Semiconductors)	2,968	14,157
Broadcom Corp.—Class A * (Semiconductors)	8,162	384,838
Brooks Automation, Inc. * (Semiconductors)	2,226	27,892
Cabot Microelectronics Corp. * (Chemicals)	742	21,763
Cirrus Logic, Inc. * (Semiconductors)	2,226	14,870
Cohu, Inc. (Semiconductors)	742	16,970
Conexant Systems, Inc. * (Semiconductors)	14,098	31,861
Credence Systems Corp. * (Semiconductors)	2,597	18,075
Cree Research, Inc. * (Semiconductors)	2,226	56,184
Cymer, Inc. * (Electronics)	1,113	39,523
Cypress Semiconductor Corp. * (Semiconductors)	4,081	58,154
DSP Group, Inc. * (Semiconductors)	742	18,595
ESS Technology, Inc. * (Semiconductors)	1,113	3,818
Exar Corp. * (Semiconductors)	1,113	13,935
Fairchild Semiconductor International, Inc. * (Semiconductors)	3,710	62,736
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	3,710	93,455
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	8,162	205,438
Integrated Device Technology, Inc. * (Semiconductors)	5,936	78,236
Intel Corp. (Semiconductors)	133,961	3,343,666
Interdigital Communications Corp. * (Telecommunications)	1,484	27,187
International Rectifier Corp. * (Semiconductors)	2,226	71,009
Intersil Corp.—Class A (Semiconductors)	4,452	110,766
KLA -Tencor Corp. (Semiconductors)	5,936	292,823
Kopin Corp. * (Semiconductors)	2,226	11,909
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,484	13,119
Lam Research Corp. * (Semiconductors)	4,081	145,610
Lattice Semiconductor Corp. * (Semiconductors)	3,339	14,424
Linear Technology Corp. (Semiconductors)	9,275	334,549
LSI Logic Corp. * (Semiconductors)	11,501	92,008
LTX Corp. * (Semiconductors)	1,855	8,348
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	1,113	36,863
Marvell Technology Group, Ltd. * (Semiconductors)	6,678	374,569
Maxim Integrated Products, Inc. (Semiconductors)	9,646	349,571
MEMC Electronic Materials, Inc. * (Semiconductors)	4,452	98,701
Micrel, Inc. * (Semiconductors)	1,855	21,518
Microchip Technology, Inc. (Semiconductors)	6,307	202,770
Micron Technology, Inc. * (Semiconductors)	18,179	241,962
Microsemi Corp. * (Semiconductors)	1,855	51,309
Mindspeed Technologies, Inc. * (Semiconductors)	2,968	6,975
National Semiconductor Corp. (Semiconductors)	10,388	269,880
Novellus Systems, Inc. * (Semiconductors)	4,081	98,434
NVIDIA Corp. * (Semiconductors)	4,823	176,329
OmniVision Technologies, Inc. * (Semiconductors)	1,855	37,026
Photronics, Inc. * (Semiconductors)	1,113	16,762
PMC-Sierra, Inc. * (Semiconductors)	5,565	42,906
Power Integrations, Inc. * (Semiconductors)	742	17,667
QLogic Corp. * (Semiconductors)	2,597	84,428
Rambus, Inc. * (Semiconductors)	2,968	48,052
RF Micro Devices, Inc. * (Telecommunications)	5,565	30,107
SanDisk Corp. * (Computers)	5,565	349,593
Semtech Corp. * (Semiconductors)	2,226	40,647
Silicon Image, Inc. * (Semiconductors)	2,226	20,145
Silicon Laboratories, Inc. * (Semiconductors)	1,113	40,803
Silicon Storage Technology, Inc. * (Computers)	2,597	13,115
Skyworks Solutions, Inc. * (Semiconductors)	4,823	24,549
Teradyne, Inc. * (Semiconductors)	5,936	86,488
Tessera Technologies, Inc. * (Semiconductors)	1,484	38,361
Texas Instruments, Inc. (Semiconductors)	50,827	1,630,021
Transmeta Corp. * (Semiconductors)	5,194	5,869
TriQuint Semiconductor, Inc. * (Semiconductors)	4,081	18,160
Ultratech Stepper, Inc. * (Semiconductors)	742	12,184
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,113	48,894

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Semiconductor	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Vitesse Semiconductor Corp. * (Semiconductors)	6,678	$12,822
Xilinx, Inc. (Semiconductors)	10,388	261,881
Zoran Corp. * (Semiconductors)	1,113	18,042

TOTAL COMMON STOCKS (Cost $9,655,881)		12,498,960

TOTAL INVESTMENT SECURITIES (Cost $9,655,881)—91.4%		12,498,960
Net other assets (liabilities)—8.6%		1,183,083

NET ASSETS—100.0%		$13,682,043

*	Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 1/3/06 (Underlying notional amount at value $1,181,846)	11,818	$(131)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Chemicals		0.2%
Computers		2.9%
Electronics		0.3%
Semiconductors		87.6%
Telecommunications		0.4%
Other**		8.6%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $9,655,881)	$12,498,960
Dividends and interest receivable	518
Receivable for investments sold	4,969,636
Prepaid expenses	40

Total Assets	17,469,154

Liabilities:
Cash overdraft	6,338
Payable for capital shares redeemed	3,745,201
Unrealized depreciation on swap agreements	131
Advisory fees payable	12,189
Management services fees payable	2,438
Administration fees payable	573
Administrative services fees payable	8,126
Distribution fees payable	4,063
Trustee fees payable	45
Transfer agency fees payable	450
Fund accounting fees payable	663
Compliance services fees payable	239
Other accrued expenses	6,655

Total Liabilities	3,787,111

Net Assets	$13,682,043

Net Assets consist of:
Capital	$15,628,245
Accumulated net realized gains (losses) on investments	(4,789,150)
Net unrealized appreciation (depreciation) on investments	2,842,948

Net Assets	$13,682,043

Shares of Beneficial Interest Outstanding	616,988

Net Asset Value (offering and redemption price per share)	$22.18

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$69,872
Interest	1,544

Total Investment Income	71,416

Expenses:
Advisory fees	83,712
Management services fees	16,742
Administration fees	3,574
Transfer agency fees	3,656
Administrative services fees	55,813
Distribution fees	27,904
Custody fees	15,302
Fund accounting fees	5,588
Trustee fees	138
Compliance services fees	346
Other fees	8,224

Total Expenses	220,999

Net Investment Income (Loss)	(149,583)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	286,001
Net realized gains (losses) on swap agreements	(33,068)
Change in net unrealized appreciation/depreciation on investments	709,428

Net Realized and Unrealized Gains (Losses) on Investments	962,361

Change in Net Assets Resulting from Operations	$812,778

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(149,583)	$(169,105)
Net realized gains (losses) on investments	252,933	265,418
Change in net unrealized appreciation/depreciation on investments	709,428	(2,359,814)

Change in net assets resulting from operations	812,778	(2,263,501)

Distributions to Shareholders From:
Net realized gains on investments	(785,426)	(282,923)

Change in net assets resulting from distributions	(785,426)	(282,923)

Capital Transactions:
Proceeds from shares issued	118,805,625	130,800,064
Dividends reinvested	785,426	282,923
Cost of shares redeemed	(116,786,955)	(136,018,336)

Change in net assets resulting from capital transactions	2,804,096	(4,935,349)

Change in net assets	2,831,448	(7,481,773)

Net Assets:
Beginning of period	10,850,595	18,332,368

End of period	$13,682,043	$10,850,595

Share Transactions:
Issued	5,359,557	5,668,532
Reinvested	35,395	13,595
Redeemed	(5,271,278)	(5,813,644)

Change in shares	123,674	(131,517)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 (a) through December 31, 2002

Net Asset Value, Beginning of Period	$22.00	$29.34	$15.58	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.30)	(0.39)	(0.41)	(0.24)
Net realized and unrealized gains (losses) on investments	2.20	(6.54)	14.17	(14.18)

Total income (loss) from investment activities	1.90	(6.93)	13.76	(14.42)

Distributions to Shareholders From:
Net realized gains on investments	(1.72)	(0.41)	—	—

Net Asset Value, End of Period	$22.18	$22.00	$29.34	$15.58

Total Return	8.64%	(23.54)%	88.32%	(48.07	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.98%	1.99%	2.05%	2.33%
Net expenses (d)	1.98%	1.98%	1.98%	1.98%
Net investment income (loss) (d)	(1.34)%	(1.58)%	(1.72)%	(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$13,682	$10,851	$18,332	$3,790
Portfolio turnover rate (e)	1,245%	1,460%	1,364%	886	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2005, the Fund had a total of 1.22%, 1 compared to a return of 3.32% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Technology Sector posted lackluster returns in 2005, as margins on computers and related products declined in the face of increasing competition. Sales of flash memory continued to be strong, powered by sales of digital and home media products. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Hewlett-Packard, while the bottom three performers were Dell, IBM, and Cisco Systems.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Technology	1.22%	13.73%	(12.31)%

Dow Jones U.S. Technology Index	3.32%	16.67%	(9.86)%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Sector Composition
% of Index

Software & Computer Services	40.49%
Technology Hardware & Equipment	59.51%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2005

Common Stocks (100.0%)
	Shares	Value

3Com Corp.* (Telecommunications)	3,675	$13,230
ADC Telecommunications, Inc.* (Telecommunications)	1,050	23,457
Adobe Systems, Inc. (Software)	6,300	232,847
ADTRAN, Inc. (Telecommunications)	525	15,614
Advanced Micro Devices, Inc.* (Semiconductors)	4,200	128,519
Agere Systems, Inc.* (Semiconductors)	1,575	20,318
Akamai Technologies, Inc.* (Internet)	1,575	31,390
Altera Corp.* (Semiconductors)	3,675	68,098
Amdocs, Ltd.* (Telecommunications)	2,100	57,750
American Power Conversion Corp. (Electrical Components & Equipment)	2,100	46,200
American Tower Corp.* (Telecommunications)	4,200	113,820
Analog Devices, Inc. (Semiconductors)	3,675	131,821
Andrew Corp.* (Telecommunications)	1,575	16,900
ANSYS, Inc.* (Software)	525	22,412
Anteon International Corp.* (Computers)	525	28,534
Apple Computer, Inc.* (Computers)	8,400	603,875
Applied Materials, Inc. (Semiconductors)	16,275	291,973
Applied Micro Circuits Corp.* (Semiconductors)	3,150	8,096
Arris Group, Inc.* (Telecommunications)	1,050	9,944
Atmel Corp.* (Semiconductors)	4,725	14,600
ATMI, Inc.* (Semiconductors)	525	14,684
Autodesk, Inc. (Software)	2,100	90,195
Avaya, Inc.* (Telecommunications)	4,725	50,416
Avocent Corp.* (Internet)	525	14,275
BEA Systems, Inc.* (Software)	4,200	39,480
BMC Software, Inc.* (Software)	2,100	43,029
Broadcom Corp.—Class A* (Semiconductors)	2,625	123,768
Brocade Communications Systems, Inc.* (Computers)	2,625	10,684
Brooks Automation, Inc.* (Semiconductors)	525	6,578
CACI International, Inc.—Class A* (Computers)	525	30,125
Cadence Design Systems, Inc.* (Computers)	2,625	44,415
Cerner Corp.* (Software)	525	47,728
Check Point Software Technologies, Ltd.* (Internet)	1,575	31,658
CIENA Corp.* (Telecommunications)	5,775	17,152
Cisco Systems, Inc.* (Telecommunications)	66,675	1,141,475
Citrix Systems, Inc.* (Software)	1,575	45,329
Cognizant Technology Solutions Corp.* (Computers)	1,575	79,301
Computer Associates International, Inc. (Software)	4,725	133,197
Computer Sciences Corp.* (Computers)	2,100	106,344
Compuware Corp.* (Software)	3,675	32,965
Comverse Technology, Inc.* (Telecommunications)	2,100	55,839
Conexant Systems, Inc.* (Semiconductors)	4,725	10,679
Corning, Inc.* (Telecommunications)	15,225	299,323
Cree Research, Inc.* (Semiconductors)	525	13,251
Crown Castle International Corp.* (Telecommunications)	2,100	56,511
CSG Systems International, Inc.* (Software)	525	11,718
Cymer, Inc.* (Electronics)	525	18,643
Cypress Semiconductor Corp.* (Semiconductors)	1,575	22,444
Dell, Inc.* (Computers)	22,050	661,279
Diebold, Inc. (Computers)	525	19,950
Digital River, Inc.* (Internet)	525	15,614
DST Systems, Inc.* (Computers)	525	31,453
Dycom Industries, Inc.* (Engineering & Construction)	525	11,550
EarthLink, Inc.* (Internet)	1,050	11,666
Electronic Data Systems Corp. (Computers)	5,250	126,210
Electronics for Imaging, Inc.* (Computers)	525	13,970
EMC Corp.* (Computers)	24,150	328,923
Emulex Corp.* (Semiconductors)	1,050	20,780
F5 Networks, Inc.* (Internet)	525	30,025
Fair Isaac Corp. (Software)	525	23,189
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,050	17,756
Filenet Corp.* (Software)	525	13,571
Foundry Networks, Inc.* (Telecommunications)	1,050	14,501
Freescale Semiconductor, Inc.—Class A* (Semiconductors)	4,200	105,798
Google, Inc.* (Internet)	2,100	871,205
Harris Corp. (Telecommunications)	1,575	67,741
Hewlett-Packard Co. (Computers)	28,875	826,690
Hyperion Solutions Corp.* (Software)	525	18,806
IKON Office Solutions, Inc. (Office/Business Equipment)	1,050	10,931
Imation Corp. (Computers)	525	24,187
Informatica Corp.* (Software)	1,050	12,600
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,575	31,389
Insight Enterprises, Inc.* (Retail)	525	10,295
Integrated Device Technology, Inc.* (Semiconductors)	2,100	27,678
Intel Corp. (Semiconductors)	61,950	1,546,271

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2005

Common Stocks, continued
	Shares	Value

Interdigital Communications Corp.* (Telecommunications)	525	$9,618
Intergraph Corp.* (Computers)	525	26,150
International Business Machines Corp. (Computers)	16,275	1,337,804
International Rectifier Corp.* (Semiconductors)	525	16,748
Internet Security Systems, Inc.* (Internet)	525	10,999
Intersil Corp.—Class A (Semiconductors)	1,575	39,186
Intuit, Inc.* (Software)	1,575	83,948
Jack Henry & Associates, Inc. (Computers)	525	10,017
JDS Uniphase Corp.* (Telecommunications)	16,275	38,409
Juniper Networks, Inc.* (Telecommunications)	5,775	128,783
KLA -Tencor Corp. (Semiconductors)	2,100	103,593
Kronos, Inc.* (Computers)	525	21,977
Lam Research Corp.* (Semiconductors)	1,575	56,196
Lexmark International, Inc.—Class A* (Computers)	1,050	47,072
Linear Technology Corp. (Semiconductors)	3,150	113,621
LSI Logic Corp.* (Semiconductors)	4,200	33,600
Lucent Technologies, Inc.* (Telecommunications)	45,150	120,099
M-Systems Flash Disk Pioneers, Ltd.* (Computers)	525	17,388
Macrovision Corp.* (Entertainment)	525	8,783
Marvell Technology Group, Ltd.* (Semiconductors)	2,100	117,788
Maxim Integrated Products, Inc. (Semiconductors)	3,150	114,156
Maxtor Corp.* (Computers)	2,625	18,218
McAfee, Inc.* (Internet)	1,575	42,730
MEMC Electronic Materials, Inc.* (Semiconductors)	1,575	34,918
Mercury Interactive Corp.* (Software)	1,050	29,180
Microchip Technology, Inc. (Semiconductors)	2,100	67,515
Micron Technology, Inc.* (Semiconductors)	6,300	83,853
Micros Systems, Inc.* (Computers)	525	25,368
Microsemi Corp.* (Semiconductors)	525	14,522
Microsoft Corp. (Software)	96,075	2,512,360
Motorola, Inc. (Telecommunications)	25,200	569,267
National Semiconductor Corp. (Semiconductors)	3,675	95,477
NCR Corp.* (Computers)	2,100	71,274
Network Appliance, Inc.* (Computers)	3,675	99,225
Novell, Inc.* (Software)	3,675	32,450
Novellus Systems, Inc.* (Semiconductors)	1,575	37,989
NVIDIA Corp.* (Semiconductors)	1,575	57,582
OmniVision Technologies, Inc.* (Semiconductors)	525	10,479
Openwave Systems, Inc.* (Internet)	1,050	18,344
Oracle Corp.* (Software)	39,900	487,178
Palm, Inc.* (Computers)	525	16,695
Parametric Technology Corp.* (Software)	2,625	16,013
Perot Systems Corp.—Class A* (Computers)	1,050	14,847
Pitney Bowes, Inc. (Office/Business Equipment)	2,100	88,725
Plantronics, Inc. (Telecommunications)	525	14,858
PMC-Sierra, Inc.* (Semiconductors)	2,100	16,191
Polycom, Inc.* (Telecommunications)	1,050	16,065
Progress Software Corp.* (Software)	525	14,900
QLogic Corp.* (Semiconductors)	1,050	34,136
Qualcomm, Inc. (Telecommunications)	16,800	723,743
Rambus, Inc.* (Semiconductors)	1,050	17,000
RealNetworks, Inc.* (Internet)	1,050	8,148
Red Hat, Inc.* (Software)	1,575	42,903
Reynolds & Reynolds Co. (Computers)	525	14,737
RF Micro Devices, Inc.* (Telecommunications)	2,100	11,361
RSA Security, Inc.* (Internet)	525	5,896
Salesforce.com, Inc.* (Software)	1,050	33,653
SanDisk Corp.* (Computers)	2,100	131,922
Scientific-Atlanta, Inc. (Telecommunications)	1,575	67,835
Seagate Technology, Inc. (Computers)	3,675	73,463
Semtech Corp.* (Semiconductors)	525	9,587
Siebel Systems, Inc. (Software)	4,725	49,991
Silicon Laboratories, Inc.* (Semiconductors)	525	19,247
Skyworks Solutions, Inc.* (Semiconductors)	1,575	8,017
Sonus Networks, Inc.* (Telecommunications)	2,625	9,765
SRA International, Inc.—Class A* (Computers)	525	16,034
Sun Microsystems, Inc.* (Computers)	34,650	145,184
Sybase, Inc.* (Software)	1,050	22,953
Sycamore Networks, Inc.* (Telecommunications)	2,100	9,072
Symantec Corp.* (Internet)	12,075	211,312
Synopsys, Inc.* (Computers)	1,575	31,595
Tech Data Corp.* (Distribution/Wholesale)	525	20,832
Tekelec* (Telecommunications)	525	7,298
Tellabs, Inc.* (Telecommunications)	4,200	45,780
Teradyne, Inc.* (Semiconductors)	2,100	30,597
Tessera Technologies, Inc.* (Semiconductors)	525	13,571
Texas Instruments, Inc. (Semiconductors)	17,325	555,612
Tibco Software, Inc.* (Internet)	2,100	15,687
Unisys Corp.* (Computers)	3,675	21,425
United Online, Inc. (Internet)	525	7,466
United Stationers, Inc.* (Distribution/Wholesale)	525	25,463
Unova, Inc.* (Machinery-Diversified)	525	17,745
UTStarcom, Inc.* (Telecommunications)	1,050	8,463
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	525	23,063
VeriSign, Inc.* (Internet)	2,625	57,539
Western Digital Corp.* (Computers)	2,100	39,081
Wind River Systems, Inc.* (Software)	1,050	15,509
Xerox Corp.* (Office/Business Equipment)	9,450	138,442
Xilinx, Inc. (Semiconductors)	3,675	92,647
Yahoo!, Inc.* (Internet)	13,650	534,806
Zebra Technologies Corp.* (Machinery-Diversified)	525	22,496

TOTAL COMMON STOCKS
(Cost $13,761,653)		19,717,866

TOTAL INVESTMENT SECURITIES
(Cost $13,761,653)—100.0%		19,717,866
Net other assets (liabilities)— NM		(2,070)

NET ASSETS—100.0%		$19,715,796

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Computers	26.0%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	NM
Internet	9.7%
Machinery-Diversified	0.2%
Office/Business Equipment	1.2%
Retail	0.1%
Semiconductors	22.3%
Software	20.8%
Telecommunications	18.9%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $13,761,653)	$19,717,866
Dividends and interest receivable	6,576
Receivable for investments sold	563,268
Receivable for capital shares issued	2,156
Prepaid expenses	72

Total Assets	20,289,938

Liabilities:
Cash overdraft	131,398
Payable for capital shares redeemed	394,279
Advisory fees payable	14,948
Management services fees payable	2,990
Administration fees payable	741
Administrative services fees payable	8,100
Distribution fees payable	6,614
Trustee fees payable	56
Transfer agency fees payable	553
Fund accounting fees payable	853
Compliance services fees payable	293
Other accrued expenses	13,317

Total Liabilities	574,142

Net Assets	$19,715,796

Net Assets consist of:
Capital	$26,597,453
Accumulated net realized gains (losses) on investments	(12,837,870)
Net unrealized appreciation (depreciation) on investments	5,956,213

Net Assets	$19,715,796

Shares of Beneficial Interest Outstanding	1,322,174

Net Asset Value (offering and redemption price per share)	$14.91

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$105,633
Interest	999

Total Investment Income	106,632

Expenses:
Advisory fees	134,303
Management services fees	26,861
Administration fees	5,757
Transfer agency fees	6,118
Administrative services fees	71,088
Distribution fees	44,768
Custody fees	24,333
Fund accounting fees	9,665
Trustee fees	227
Compliance services fees	470
Other fees	14,598

Total Expenses	338,188

Net Investment Income (Loss)	(231,556)

Realized and Unrealized Gains (Losses) on Investments:

Net realized gains (losses) on investment securities	1,492,123
Change in net unrealized appreciation/depreciation on investments	(1,300,789)

Net Realized and Unrealized Gains (Losses) on Investments	191,334

Change in Net Assets Resulting from Operations	$(40,222)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(231,556)	$97,825
Net realized gains (losses) on investments	1,492,123	178,869
Change in net unrealized appreciation/depreciation on investments	(1,300,789)	(142,270)

Change in net assets resulting from operations	(40,222)	134,424

Distributions to Shareholders From:
Net investment income	(97,825)	—
Net realized gains on investments	(973,472)	(338,531)

Change in net assets resulting from distributions	(1,071,297)	(338,531)

Capital Transactions:
Proceeds from shares issued	72,308,623	116,684,220
Dividends reinvested	1,071,297	338,531
Cost of shares redeemed	(77,029,037)	(122,973,022)

Change in net assets resulting from capital transactions	(3,649,117)	(5,950,271)

Change in net assets	(4,760,636)	(6,154,378)

Net Assets:
Beginning of period	24,476,432	30,630,810

End of period	$19,715,796	$24,476,432

Accumulated net investment income (loss)	$—	$97,825

Share Transactions:
Issued	4,858,358	7,932,305
Reinvested	68,938	23,476
Redeemed	(5,204,837)	(8,324,595)

Change in shares	(277,541)	(368,814)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the		For the	For the	For the period
	year ended		year ended		year ended	year ended	January 22, 2001( a) through
	December 31, 2005		December 31, 2004		December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$15.30		$15.56		$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss)( b)	(0.19)		0.06		(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	0.40	( c)	(0.14)	( c)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	0.21		(0.08)		4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net investment income	(0.05)		—		—	—	—
Net realized gains on investments	(0.55)		(0.18)		—	—	—

Total distributions	(0.60)		(0.18)		—	—	—

Net Asset Value, End of Period	$14.91		$15.30		$15.56	$10.66	$17.97

Total Return	1.22%		(0.43)%		45.97%	(40.68)%	(40.10)%	( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.89%		1.87%		1.93%	2.27%	2.10%
Net expenses( e)	1.89%		1.87%		1.93%	1.98%	2.10%
Net investment income (loss)( e)	(1.29)%		0.40%		(1.47)%	(1.77)%	(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$19,716		$24,476		$30,631	$15,271	$15,410
Portfolio turnover rate( f)	381%		497%		702%	1,208%	2,548%	( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2005, the Fund had a total return of -6.64%, 1 compared to a return of -3.99% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have a similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixedline communications and wireless communications companies.

Investor worries about company valuations and weak demand for wireline services hampered this Index, as wireless continued to take market share from wireline companies. Increasing pension expenses also weighed down some of the older, larger companies in the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were NII Holdings, Nextel Partners, and MCI, while the bottom three performers were Verizon, NTL, and Sprint Nextel.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception(1/22/01)

ProFund VP Telecommunications	(6.64)%	3.40%	(13.30)%

Dow Jones U.S. Telecommunications Index	(3.99)%	6.94%	(9.72)%

S&P 500 Index	4.91%	14.39%	0.19%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Swap Agreements	24%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Telecommunications - Sector Composition
% of Index

Fixed Line Telecommunications	71.51%
Mobile Telecommunications	28.49%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2005

Common Stocks (75.6%)
	Shares	Value

Alamosa Holdings, Inc. * (Telecommunications)	3,523	$65,563
Alltel Corp. (Telecommunications)	6,459	407,563
AT&T Corp. (Telecommunications)	88,366	2,164,082
BellSouth Corp. (Telecommunications)	15,131	410,050
CenturyTel, Inc. (Telecommunications)	2,981	98,850
Cincinnati Bell, Inc. * (Telecommunications)	5,962	20,927
Citizens Communications Co. (Telecommunications)	8,130	99,430
IDT Corp. * (Telecommunications)	271	3,133
IDT Corp. —Class B * (Telecommunications)	1,084	12,683
Leap Wireless International, Inc. * (Telecommunications)	813	30,796
Leucadia National Corp. (Holding Companies-Diversified)	1,897	90,032
Level 3 Communications, Inc. * (Telecommunications)	14,905	42,777
MCI, Inc. (Telecommunications)	6,775	133,671
Nextel Partners, Inc.—Class A * (Telecommunications)	3,523	98,433
NII Holdings, Inc.—Class B * (Telecommunications)	3,252	142,047
NTL, Inc. * (Telecommunications)	1,897	129,148
Qwest Communications International, Inc. * (Telecommunications)	36,314	205,174
Sprint Corp. (Telecommunications)	17,078	398,942
Telephone & Data Systems, Inc. (Telecommunications)	1,355	48,821
Telephone & Data Systems, Inc.— Special Shares (Telecommunications)	1,355	46,897
US Cellular Corp. * (Telecommunications)	271	13,387
Verizon Communications, Inc. (Telecommunications)	66,124	1,991,655

TOTAL COMMON STOCKS (Cost $5,640,540)		6,654,061

TOTAL INVESTMENT SECURITIES (Cost $5,640,540)—75.6%		6,654,061
Net other assets (liabilities)—24.4%		2,143,494

NET ASSETS —100.0%		$8,797,555

*     Non-income producing security

Swap Agreements
		Unrealized
		Appreciation
	Units	(Depreciation)

Equity Index Swap Agreement based
on the Dow Jones U.S.
Telecommunications Index expiring
1/3/06 (Underlying notional amount at
value $2,147,565)	21,476	$(824)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Holding Companies-Diversified	1.0%
Telecommunications	74.6%
Other **	24.4%

**     Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

243

PROFUNDS VP
ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $5,640,540)	$6,654,061
Dividends and interest receivable	3,881
Receivable for investments sold	4,602,456
Prepaid expenses	57

Total Assets	11,260,455

Liabilities:
Cash overdraft	432
Payable for capital shares redeemed	2,441,818
Unrealized depreciation on swap agreements	824
Advisory fees payable	6,357
Management services fees payable	1,271
Administration fees payable	329
Administrative services fees payable	4,257
Distribution fees payable	2,145
Trustee fees payable	24
Transfer agency fees payable	234
Fund accounting fees payable	336
Compliance services fees payable	125
Other accrued expenses	4,748

Total Liabilities	2,462,900

Net Assets	$8,797,555

Net Assets consist of:
Capital	$12,914,756
Accumulated net investment income (loss)	219,464
Accumulated net realized gains (losses) on investments	(5,349,362)
Net unrealized appreciation (depreciation) on investments	1,012,697

Net Assets	$8,797,555

Shares of Beneficial Interest Outstanding	652,834

Net Asset Value (offering and redemption price per share)	$13.48

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$404,223
Interest	1,897

Total Investment Income	406,120

Expenses:
Advisory fees	73,163
Management services fees	14,633
Administration fees	3,157
Transfer agency fees	3,380
Administrative services fees	48,664
Distribution fees	24,388
Custody fees	6,965
Fund accounting fees	4,811
Trustee fees	139
Compliance services fees	228
Other fees	7,128

Total Expenses	186,656

Net Investment Income (Loss)	219,464

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(346,336)
Net realized gains (losses) on swap agreements	(36,603)
Change in net unrealized appreciation/depreciation on investments	(1,412,703)

Net Realized and Unrealized Gains (Losses) on Investments	(1,795,642)

Change in Net Assets Resulting from Operations	$(1,576,178)

See accompanying notes to the financial statements.

244

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$219,464	$217,426
Net realized gains (losses) on investments	(382,939)	(137,497)
Change in net unrealized appreciation/depreciation on investments	(1,412,703)	1,453,949

Change in net assets resulting from operations	(1,576,178)	1,533,878

Distributions to Shareholders From:
Net investment income	(217,426)	(165,601)
Net realized gains on investments	(329,364)	(589,766)

Change in net assets resulting from distributions	(546,790)	(755,367)

Capital Transactions:
Proceeds from shares issued	79,708,794	125,564,895
Dividends reinvested	546,790	755,367
Cost of shares redeemed	(87,228,984)	(116,693,298)

Change in net assets resulting from capital transactions	(6,973,400)	9,626,964

Change in net assets	(9,096,368)	10,405,475
Net Assets:
Beginning of period	17,893,923	7,488,448

End of period	$8,797,555	$17,893,923

Accumulated net investment income (loss)	$219,464	$217,426

Share Transactions:
Issued	5,527,595	8,563,761
Reinvested	38,724	50,696
Redeemed	(6,087,142)	(7,985,937)

Change in shares	(520,823)	628,520

See accompanying notes to the financial statements.

245

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$15.25	$13.74	$13.41	$21.57	$30.00

Investment Activities:
Net investment income (loss) (b)	0.32	0.21	0.31	(0.10)	(0.28)
Net realized and unrealized
gains (losses) on investments	(1.29)	1.91	0.02	(8.06)	(8.15)

Total income (loss) from
investment activities	(0.97)	2.12	0.33	(8.16)	(8.43)

Distributions to Shareholders From:
Net investment income	(0.32)	(0.13)	—	—	—
Net realized gains on investments	(0.48)	(0.48)	—	—	—

Total distributions	(0.80)	(0.61)	—	—	—

Net Asset Value, End of Period	$13.48	$15.25	$13.74	$13.41	$21.57

Total Return	(6.64)%	15.56%	2.46%	(37.83)%	(28.10	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.91%	1.95%	2.06%	2.19%	2.17%
Net expenses (d)	1.91%	1.95%	1.97%	1.98%	2.17%
Net investment income (loss) (d)	2.25%	1.42%	2.40%	(0.72)%	(1.27)%

Supplemental Data:
Net assets, end of period (000’s)	$8,798	$17,894	$7,488	$16,796	$4,150
Portfolio turnover rate (e)	970%	1,048%	1,508%	1,290%	2,830	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

246

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2005, the Fund had a total return of 13.06%, 1 compared to a return of 15.35% 2 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities and water utilities.

The Utility sector posted generally strong returns in 2005, as a number of external influences were favorable. First, long-term interest rates remained low, so that the utilities’ dividend yields remained an attractive alternative to fixed income investments. Utilities also benefited from sharply higher energy prices in 2005 and higher demand for electricity. In addition, many utilities companies, including TXU and Duke Energy continued to concentrate on their core operations by divesting themselves of secondary businesses. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were TXU, Public Service Enterprise, and First Energy, while the bottom three performers were Entergy, Southern, and American Electric Power.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Utilities	13.06%	18.44%	0.80%

Dow Jones U.S. Utilities Index	15.35%	21.35%	3.55%

S&P 500 Index	4.91%	14.39%	0.19%

1Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
31.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities - Sector Composition
% of Index

Electricity	76.62%
Gas, Water & Multiutilities	23.38%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2005

Common Stocks (100.4%)
	Shares	Value

AGL Resources, Inc. (Gas)	11,856	$412,707
Allegheny Energy, Inc. * (Electric)	26,676	844,295
ALLETE, Inc. (Electric)	4,446	195,624
Alliant Energy Corp. (Electric)	19,266	540,219
Ameren Corp. (Electric)	31,863	1,632,660
American Electric Power, Inc. (Electric)	62,985	2,336,114
Aqua America, Inc. (Water)	20,748	566,420
Aquila, Inc. * (Electric)	60,762	218,743
Atmos Energy Corp. (Gas)	13,338	348,922
Avista Corp. (Electric)	8,151	144,354
Black Hills Corp. (Electric)	5,187	179,522
CenterPoint Energy, Inc. (Electric)	44,460	571,311
Cinergy Corp. (Electric)	30,381	1,289,977
CLECO Corp. (Electric)	8,151	169,948
CMS Energy Corp. * (Electric)	35,568	516,092
Consolidated Edison, Inc. (Electric)	40,014	1,853,849
Constellation Energy Group, Inc. (Electric)	28,899	1,664,582
Dominion Resources, Inc. (Electric)	55,575	4,290,389
DPL, Inc. (Electric)	20,007	520,382
DTE Energy Co. (Electric)	28,899	1,248,148
Duke Energy Corp. (Electric)	143,013	3,925,707
Duquesne Light Holdings, Inc. (Electric)	12,597	205,583
Edison International (Electric)	48,906	2,132,791
El Paso Electric Co. * (Electric)	8,151	171,497
Energen Corp. (Gas)	11,115	403,697
Energy East Corp. (Electric)	24,453	557,528
Entergy Corp. (Electric)	34,086	2,340,004
Equitable Resources, Inc. (Pipelines)	18,525	679,682
Exelon Corp. (Electric)	109,668	5,827,757
FirstEnergy Corp. (Electric)	54,093	2,650,016
FPL Group, Inc. (Electric)	59,280	2,463,677
Great Plains Energy, Inc. (Electric)	11,856	331,494
Hawaiian Electric Industries, Inc. (Electric)	13,338	345,454
IDACORP, Inc. (Electric)	6,669	195,402
KeySpan Corp. (Gas)	28,899	1,031,405
National Fuel Gas Co. (Pipelines)	12,597	392,900
New Jersey Resources Corp. (Gas)	4,446	186,243
NICOR, Inc. (Gas)	7,410	291,287
NiSource, Inc. (Electric)	44,460	927,436
Northeast Utilities System (Electric)	24,453	481,480
Northwest Natural Gas Co. (Gas)	4,446	151,964
NRG Energy, Inc. * (Electric)	13,338	628,487
NSTAR (Electric)	17,784	510,401
ONEOK, Inc. (Gas)	14,820	394,657
Peoples Energy Corp. (Gas)	5,928	207,895
Pepco Holdings, Inc. (Electric)	31,122	696,199
PG&E Corp. (Electric)	60,762	2,255,485
Piedmont Natural Gas Co., Inc. (Gas)	11,856	286,441
Pinnacle West Capital Corp. (Electric)	16,302	674,088
PNM Resources, Inc. (Electric)	10,374	254,059
PPL Corp. (Electric)	62,244	1,829,974
Progress Energy, Inc. (Electric)	41,496	1,822,504
Public Service Enterprise Group, Inc. (Electric)	39,273	2,551,567
Puget Energy, Inc. (Electric)	18,525	378,281
Questar Corp. (Pipelines)	14,079	1,065,781
Reliant Resources, Inc. * (Electric)	48,906	504,710
SCANA Corp. (Electric)	17,043	671,153
Sempra Energy (Gas)	37,050	1,661,322
Sierra Pacific Resources * (Electric)	19,266	251,229
Southern Co. (Electric)	121,524	4,196,223
Southern Union Co. * (Gas)	17,043	402,726
TECO Energy, Inc. (Electric)	32,604	560,137
The AES Corp. * (Electric)	105,963	1,677,394
TXU Corp. (Electric)	74,100	3,719,079
UGI Corp. (Gas)	17,043	351,086
Unisource Energy Corp. (Electric)	5,187	161,834
Vectren Corp. (Gas)	12,597	342,135
Westar Energy, Inc. (Electric)	14,079	302,699
WGL Holdings, Inc. (Gas)	8,151	245,019
Wisconsin Energy Corp. (Electric)	19,266	752,530
WPS Resources Corp. (Electric)	6,669	368,862
Xcel Energy, Inc. (Electric)	65,949	1,217,419

TOTAL COMMON STOCKS
(Cost $56,757,784)		76,178,638

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $399,166 (Collateralized by $372,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $407,988)	$399,000	$399,000

TOTAL REPURCHASE AGREEMENTS
(Cost $399,000)		399,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2005

Common Stocks, continued
	Shares	Value

TOTAL INVESTMENT SECURITIES
(Cost $57,156,784)—100.9%		76,577,638
Net other assets (liabilities)—(0.9)%		(646,746)

NET ASSETS—100.0%		$75,930,892

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Electric	88.0%
Gas	8.9%
Pipelines	2.8%
Water	0.7%
Other **	(0.4)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $56,757,784)	$76,178,638
Repurchase agreements, at cost	399,000

Total Investments	76,577,638
Cash	665
Dividends and interest receivable	171,646
Receivable for investments sold	5,344,147
Receivable for capital shares issued	16,683
Prepaid expenses	350

Total Assets	82,111,129

Liabilities:
Payable for capital shares redeemed	6,021,622
Advisory fees payable	52,890
Management services fees payable	10,578
Administration fees payable	3,031
Administrative services fees payable	35,265
Distribution fees payable	17,637
Trustee fees payable	199
Transfer agency fees payable	1,958
Fund accounting fees payable	2,747
Compliance services fees payable	1,039
Other accrued expenses	33,271

Total Liabilities	6,180,237

Net Assets	$75,930,892

Net Assets consist of:
Capital	$66,405,665
Accumulated net investment income (loss)	1,460,131
Accumulated net realized gains (losses) on investments	(11,355,758)
Net unrealized appreciation (depreciation) on investments	19,420,854

Net Assets	$75,930,892

Shares of Beneficial Interest Outstanding	2,562,079

Net Asset Value (offering and redemption price per share)	$29.64

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$3,227,958
Interest	2,974

Total Investment Income	3,230,932

Expenses:
Advisory fees	703,040
Management services fees	140,609
Administration fees	30,245
Transfer agency fees	31,474
Administrative services fees	468,592
Distribution fees	234,347
Custody fees	27,928
Fund accounting fees	43,989
Trustee fees	895
Compliance services fees	2,138
Other fees	62,649
Recoupment of prior expenses reimbursed by the Advisor	24,895

Total Expenses	1,770,801

Net Investment Income (Loss)	1,460,131

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,018,729)
Change in net unrealized appreciation/depreciation on investments	7,814,504

Net Realized and Unrealized Gains (Losses) on Investments	6,795,775

Change in Net Assets Resulting from Operations	$8,255,906

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$1,460,131	$638,617
Net realized gains (losses) on investments	(1,018,729)	485,272
Change in net unrealized appreciation/depreciation on investments	7,814,504	7,444,074

Change in net assets resulting from operations	8,255,906	8,567,963

Distributions to Shareholders From:
Net investment income	(638,617)	(385,128)
Net realized gains on investments	(1,016,285)	(811,247)

Change in net assets resulting from distributions	(1,654,902)	(1,196,375)

Capital Transactions:
Proceeds from shares issued	262,257,412	229,372,382
Dividends reinvested	1,654,902	1,196,375
Cost of shares redeemed	(246,546,371)	(208,628,904)

Change in net assets resulting from capital transactions	17,365,943	21,939,853

Change in net assets	23,966,947	29,311,441
Net Assets:
Beginning of period	51,963,945	22,652,504

End of period	$75,930,892	$51,963,945

Accumulated net investment income (loss)	$1,460,131	$638,617

Share Transactions:
Issued	9,039,074	9,682,726
Reinvested	52,974	46,660
Redeemed	(8,486,826)	(8,784,656)

Change in shares	605,222	944,730

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
					For the Period
	For the	For the	For the	For the	January 22, 2001(a)
	year ended	year ended	year ended	year ended	through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$26.55	$22.38	$18.78	$24.69	$30.00

Investment Activities:
Net investment income (loss)(b)	0.46	0.43	0.40	0.51	0.39
Net realized and unrealized gains (losses) on investments	3.04	4.26	3.61	(6.42)	(5.70)

Total income (loss) from investment activities	3.50	4.69	4.01	(5.91)	(5.31)

Distributions to Shareholders From:
Net investment income	(0.16)	(0.17)	(0.41)	—	—
Net realized gains on investments	(0.25)	(0.35)	—	—	—

Total distributions	(0.41)	(0.52)	(0.41)	—	—

Net Asset Value, End of Period	$29.64	$26.55	$22.38	$18.78	$24.69

Total Return	13.06%	21.07%	21.37%	(23.94)%	(17.70	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.89%	1.95%	2.06%	2.17%	2.05%
Net expenses(d)	1.89%	1.95%	1.98%	1.98%	2.05%
Net investment income (loss)(d)	1.56%	1.78%	1.98%	2.31%	1.44%

Supplemental Data:
Net assets, end of period (000’s)	$75,931	$51,964	$22,653	$26,026	$13,420
Portfolio turnover rate(e)	251%	569%	1,134%	1,461%	1,008	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of 9.01%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of 12/31/05, the last (most recent) Long Bond to be issued carried a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond’s coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped push bond yields up by more than 50 basis points during September and October. Since this Fund has an investment objective seeking returns greater than 100% of the daily performance of the Long Bond, the daily performance of the Long Bond had a magnified effect on the Fund.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP U.S. Government Plus	9.01%	4.75%	8.38%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and donot reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	8%
Futures Contracts	2%
Swap Agreements	115%

Total Exposure	125%

“Market Exposure” excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (71.5%)

	Principal Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$16,345,000	$16,342,140
Federal Farm Credit Bank *, 3.15%, 1/3/06	16,345,000	16,342,140
Federal Home Loan Bank *, 3.15%, 1/3/06	16,345,000	16,342,140
Federal National Mortgage Association *, 3.15%, 1/3/06	16,345,000	16,342,140

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,368,560)		65,368,560

U.S. Treasury Obligations (8.3%)

U.S. Treasury Bonds, 5.375%, 2/15/31 **	6,790,000	7,628,139

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,593,325)		7,628,139

Repurchase Agreements (17.9%)

UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $16,342,807 (Collateralized by $16,598,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $16,662,962)	16,336,000	16,336,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,336,000)		16,336,000

TOTAL INVESTMENT SECURITIES
(Cost $89,297,885)—97.7%		89,332,699
Net other assets (liabilities)—2.3%		2,130,324

NET ASSETS—100.0%		$91,463,023

* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006 ** (Underlying face amount at value $2,054,813)	18	$(7,902)

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount at value $104,713,363)	93,208,000	(183,919)

** As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $72,961,885)	$72,996,699
Repurchase agreements, at cost	16,336,000

Total Investment Securities	89,332,699
Cash	5,869
Interest receivable	141,256
Segregated cash balances with brokers for futures contracts	19,800
Segregated cash balances with custodian for swap agreements	941
Receivable for capital shares issued	2,283,531
Prepaid expenses	174

Total Assets	91,784,270

Liabilities:
Payable for capital shares redeemed	561
Unrealized depreciation on swap agreements	183,919
Variation margin on futures contracts	7,902
Advisory fees payable	35,842
Management services fees payable	10,753
Administration fees payable	2,673
Administrative services fees payable	34,493
Distribution fees payable	18,818
Trustee fees payable	202
Transfer agency payable	1,992
Fund accounting fees payable	2,755
Compliance services fees payable	1,057
Other accrued expenses	20,280

Total Liabilities	321,247

Net Assets	$91,463,023

Net Assets consist of:
Capital	$94,599,318
Accumulated net realized gains (losses) on investments	(2,979,288)
Net unrealized appreciation (depreciation) on investments	(157,007)

Net Assets	$91,463,023

Shares of Beneficial Interest Outstanding	2,793,182

Net Asset Value (offering and redemption price per share)	$32.75

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$2,369,191

Expenses:
Advisory fees	303,112
Management services fees	90,934
Administration fees	19,465
Transfer agency fees	20,328
Administrative services fees	296,076
Distribution fees	151,291
Custody fees	17,641
Fund accounting fees	28,125
Trustee fees	595
Compliance services fees	1,634
Other fees	31,803

Total Expenses	961,004

Net Investment Income (Loss)	1,408,187

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	540,899
Net realized gains (losses) on futures contracts	20,717
Net realized gains (losses) on swap agreements	1,583,180
Change in net unrealized appreciation/depreciation on investments	(1,056,923)

Net Realized and Unrealized Gains (Losses) on Investments	1,087,873

Change in Net Assets Resulting from Operations	$2,496,060

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$1,408,187	$380,734
Net realized gains (losses) on investments	2,144,796	(753,573)
Change in net unrealized appreciation/depreciation on investments	(1,056,923)	722,226

Change in net assets resulting from operations	2,496,060	349,387

Distributions to Shareholders From:
Net investment income	(1,408,188)	(380,734)
Return of capital	—	(17,360)

Change in net assets resulting from distributions	(1,408,188)	(398,094)

Capital Transactions:
Proceeds from shares issued	536,656,449	435,266,259
Dividends reinvested	1,408,188	398,094
Cost of shares redeemed	(491,294,605)	(428,786,941)

Change in net assets resulting from capital transactions	46,770,032	6,877,412

Change in net assets	47,857,904	6,828,705
Net Assets:
Beginning of period	43,605,119	36,776,414

End of period	$91,463,023	$43,605,119

Share Transactions:
Issued	16,524,986	14,822,761
Reinvested	43,526	13,248
Redeemed	(15,193,968)	(14,700,662)

Change in shares	1,374,544	135,347

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the		For the	For the period
	year ended	year ended		year ended	May 1, 2002( a) through
	December 31, 2005	December 31, 2004		December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$30.74	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)( b)	0.75	0.25		0.06	0.12
Net realized and unrealized gains (losses) on investments	2.01	2.09	( c)	(0.90)	4.89

Total income (loss) from investment activities	2.76	2.34		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.75)	(0.25)		(0.06)	(0.89)
Net realized gains on investments	—	—		(3.23)	—
Return of capital	—	(0.01)		(1.33)	—

Total distributions	(0.75)	(0.26)		(4.62)	(0.89)

Net Asset Value, End of Period	$32.75	$30.74		$28.66	$34.12

Total Return	9.01%	8.18%		(2.55)%	16.90%	( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.59%	1.61%		1.74%	1.71%
Net expenses( e)	1.59%	1.61%		1.73%	1.71%
Net investment income (loss)( e)	2.32%	0.86%		0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$91,463	$43,605		$36,776	$124,928
Portfolio turnover rate( f)	1,660%	1,258%		526%	269	%( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of –7.89%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/05 the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond's coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped pushed bond yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Rising Rates Opportunity	(7.89)%	(7.67)%	(11.53)%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(123)%
Options	NM

Total Exposure	(126)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2005

U.S. Government Agency Obligations (79.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp.*, 3.15%, 1/3/06	$27,686,000	$27,681,155
Federal Farm Credit Bank*, 3.15%, 1/3/06	27,686,000	27,681,155
Federal Home Loan Bank*, 3.15%, 1/3/06	27,686,000	27,681,155
Federal National Mortgage Association*, 3.15%, 1/3/06	27,686,000	27,681,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,724,620)		110,724,620

Repurchase Agreements (19.8%)
UBS*, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $27,678,528 (Collateralized by $28,112,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $28,221,533)	27,667,000	27,667,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,667,000)		27,667,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	300	3,474

TOTAL OPTIONS PURCHASED (Cost $5,138)		3,474

TOTAL INVESTMENT SECURITIES (Cost $138,396,758)—99.3%		138,395,094
Net other assets (liabilities)—0.7%		984,402

NET ASSETS—100.0%		$139,379,496

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006** (Underlying face amount at value $3,538,844)	31	$922

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount
at value $171,782,581)	(152,908,000)	282,734

**	As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

259

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $110,729,758)	$110,728,094
Repurchase agreements, at cost	27,667,000

Total Investment Securities	138,395,094
Cash	1,733
Segregated cash balances with brokers for futures contracts	576
Segregated cash balances with custodian for swap agreements	931
Interest receivable	5,764
Receivable for capital shares issued	2,314,882
Unrealized appreciation on swap agreements	282,734
Variation margin on futures contracts	922
Prepaid expenses	929

Total Assets	141,003,565

Liabilities:
Payable for capital shares redeemed	1,303,239
Advisory fees payable	96,412
Management services fees payable	19,282
Administration fees payable	5,265
Administrative services fees payable	77,423
Distribution fees payable	62,070
Trustee fees payable	362
Transfer agency fees payable	3,568
Fund accounting fees payable	4,933
Compliance services fees payable	1,893
Other accrued expenses	49,622

Total Liabilities	1,624,069

Net Assets	$139,379,496

Net Assets consist of:
Capital	$189,908,722
Accumulated net investment income (loss)	2,305,564
Accumulated net realized gains (losses) on investments	(53,116,782)
Net unrealized appreciation (depreciation) on investments	281,992

Net Assets	$139,379,496

Shares of Beneficial Interest Outstanding	7,284,583

Net Asset Value (offering and redemption price per share)	$19.13

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$5,238,464

Expenses:
Advisory fees	1,269,619
Management services fees	253,925
Administration fees	54,797
Transfer agency fees	57,912
Administrative services fees	659,132
Distribution fees	423,098
Custody fees	30,863
Fund accounting fees	79,790
Trustee fees	1,978
Compliance services fees	3,784
Other fees	98,002

Total Expenses	2,932,900

Net Investment Income (Loss)	2,305,564

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(18,375)
Net realized gains (losses) on futures contracts	112,590
Net realized gains (losses) on swap agreements	(23,055,337)
Change in net unrealized appreciation/depreciation on investments	3,657,738

Net Realized and Unrealized Gains (Losses) on Investments	(19,303,384)

Change in Net Assets Resulting from Operations	$(16,997,820)

See accompanying notes to the financial statements.

260

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$2,305,564	$(761,828)
Net realized gains (losses) on investments	(22,961,122)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	3,657,738	(3,736,074)

Change in net assets resulting from operations	(16,997,820)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	386,431,711	671,758,955
Cost of shares redeemed	(409,692,557)	(536,161,497)

Change in net assets resulting from capital transactions	(23,260,846)	135,597,458

Change in net assets	(40,258,666)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$139,379,496	$179,638,162

Accumulated net investment income (loss)	$2,305,564	$—

Share Transactions:
Issued	19,734,512	29,134,922
Redeemed	(21,093,910)	(23,675,250)

Change in shares	(1,359,398)	5,459,672

See accompanying notes to the financial statements.

261

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a)through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$19.13	$20.78	$23.32	$24.32

Total Return	(7.89)%	(10.89)%	(4.11)%	(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	1.36%	(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

262

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the year ended December 31, 2005, the Fund returned 1.80%. * The Fund’s seven-day yield, as of December 31, 2005, was 2.71% 1.

An investment in this ProFund VP is neither guaranteed nor insured by the FDIC or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

* Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

1The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	89%
Repurchase Agreements	22%

Total Exposure	111%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2005

U.S. Government Agency Obligations (89.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 3.15%, 1/3/06	$12,542,000	$12,539,805
Federal Farm Credit Bank, 3.15%, 1/3/06	12,542,000	12,539,805
Federal Home Loan Bank, 3.15%, 1/3/06	12,542,000	12,539,805
Federal National Mortgage Association, 3.15%, 1/3/06	12,542,000	12,539,806

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,159,221)		50,159,221

Repurchase Agreements (22.3%)
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $12,539,223 (Collateralized by $12,757,000 Federal Farm Credit Bank, 4.58% 2/11/10, market value $12,785,136)	12,534,000	12,534,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,534,000)		12,534,000

TOTAL INVESTMENT SECURITIES
(Cost $62,693,221)—111.4%		62,693,221
Net other assets (liabilities)—(11.4)%		(6,407,704)

NET ASSETS—100.0%		$56,285,517

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $50,159,221)	$50,159,221
Repurchase agreements, at cost	12,534,000

Total Investment Securities	62,693,221
Cash	911
Interest receivable	2,611
Receivable for capital shares issued	87
Prepaid expenses	158

Total Assets	62,696,988

Liabilities:
Payable for capital shares redeemed	6,322,538
Advisory fees payable	28,517
Management services fees payable	5,703
Administration fees payable	1,567
Administrative services fees payable	1,122
Distribution fees payable	32,405
Trustee fees payable	108
Transfer agency fees payable	1,058
Fund accounting fees payable	1,460
Compliance services fees payable	560
Other accrued expenses	16,433

Total Liabilities	6,411,471

Net Assets	$56,285,517

Net Assets consist of:
Capital	$56,285,517

Net Assets	$56,285,517

Shares of Beneficial Interest Outstanding	56,285,517

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$1,425,363

Expenses:
Advisory fees	329,402
Management services fees	65,881
Administration fees	14,106
Transfer agency fees	15,784
Administrative services fees	3,772
Distribution fees	106,461
Custody fees	10,661
Fund accounting fees	21,833
Trustee fees	416
Compliance services fees	1,114
Other fees	18,322

Total Expenses	587,752

Net Investment Income (Loss)	837,611

Change in Net Assets Resulting from Operations	$837,611

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$837,611	$19,523

Distributions to Shareholders From:
Net investment income	(837,611)	(19,523)

Change in net assets resulting from distributions	(837,611)	(19,523)

Capital Transactions:
Proceeds from shares issued	941,327,755	1,356,348,433
Dividends reinvested	837,611	19,523
Cost of shares redeemed	(916,580,699)	(1,371,452,617)

Change in net assets resulting from capital transactions	25,584,667	(15,084,661)

Change in net assets	25,584,667	(15,084,661)
Net Assets:
Beginning of period	30,700,850	45,785,511

End of period	$56,285,517	$30,700,850

Share Transactions:
Issued	941,327,755	1,356,348,433
Reinvested	837,611	19,523
Redeemed	(916,580,699)	(1,371,452,617)

Change in shares	25,584,667	(15,084,661)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
					For the period
	For the	For the	For the	For the	October 29, 2001 (a)
	year ended	year ended	year ended	year ended	through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.018	0.001	0.001	0.002	0.001

Distributions to Shareholders From:
Net investment income	(0.018)	(0.001)	(0.001)	(0.002)	(0.001)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.80%	0.08%	0.12%	0.21%	0.08	% (b)

Ratios to Average Net Assets:
Gross expenses (c)	1.34%	1.35%	1.43%	1.51%	1.60%
Net expenses (c)	1.34%	1.15%	0.93%	1.32%	1.60%
Net investment income (loss) (c)	1.91%	0.05%	0.12%	0.22%	0.27%

Supplemental Data:
Net assets, end of period (000’s)	$56,286	$30,701	$45,786	$69,179	$60,980

(a)	Commencement of operations
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
December 31, 2005

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts generally will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2005 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 51 active ProFunds in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under a distribution plan adopted by the Board of Trustees, prior to October 7, 2005, each ProFund VP could pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of each ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ended December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets. ProFund VP Money Market’s operating expenses are limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

any expense limitation in place at that time. As of December 31, 2005, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2006	Expires 2007	Expires 2008

ProFund VP Large-Cap Value	$—	$745	$6,255
ProFund VP Small-Cap Value	14,230	—	—
ProFund VP UltraBull	86,758	—	—
ProFund VP UltraSmall-Cap	12,059	—	—
ProFund VP UltraOTC	15,761	—	—
ProFund VP Short Mid-Cap	—	890	10,621
ProFund VP Banks	17,661	—	4,416
ProFund VP Biotechnology	14,716	—	—
ProFund VP Consumer Goods	13,147	819	10,635
ProFund VP Consumer Services	14,852	11,053	26,985
ProFund VP Financials	14,901	—	—
ProFund VP Health Care	12,012	—	—
ProFund VP Industrials	9,619	1,646	16,304
ProFund VP Pharmaceuticals	3,349	—	—
ProFund VP Real Estate	10,737	—	—
ProFund VP Semiconductor	9,588	1,386	—
ProFund VP Telecommunications	6,096	—	—
ProFund VP Money Market	7,448	—	—

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP Bull	$660,303,712	$707,403,042
ProFund VP Small-Cap	57,220,321	81,635,371
ProFund VP OTC	324,022,562	369,512,313
ProFund VP Large-Cap Value	279,219,771	205,251,154
ProFund VP Large-Cap Growth	288,268,623	209,795,352
ProFund VP Mid-Cap Value	1,105,108,186	1,139,064,273
ProFund VP Mid-Cap Growth	849,402,947	773,860,440
ProFund VP Small-Cap Value	474,950,547	574,541,576
ProFund VP Small-Cap Growth	829,140,932	857,651,446
ProFund VP Asia 30	147,578,348	122,551,366
ProFund VP Europe 30	246,571,726	271,322,077
ProFund VP UltraBull	435,233,086	481,366,596
ProFund VP UltraMid-Cap	422,317,728	418,328,739
ProFund VP UltraSmall-Cap	204,159,783	298,528,473
ProFund VP UltraOTC	331,484,873	370,797,433
ProFund VP Banks	76,219,379	76,996,590
ProFund VP Basic Materials	166,456,149	155,600,599
ProFund VP Biotechnology	158,883,430	160,697,503
ProFund VP Consumer Goods	80,297,344	83,324,845
ProFund VP Consumer Services	65,892,103	72,687,112
ProFund VP Financials	81,876,246	78,939,574
ProFund VP Health Care	301,281,838	151,819,553
ProFund VP Industrials	62,323,387	61,638,246
ProFund VP Internet	145,893,765	188,581,233
ProFund VP Oil & Gas	458,316,617	425,291,720
ProFund VP Pharmaceuticals	94,706,355	94,267,832
ProFund VP Real Estate	613,903,640	659,011,567
ProFund VP Semiconductor	125,274,911	122,211,167
ProFund VP Technology	68,755,654	73,720,686
ProFund VP Telecommunications	88,895,021	94,240,839
ProFund VP Utilities	247,059,838	230,518,690

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$348,685,103	$356,264,156

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$1,349,242	$3,398	$1,352,640
ProFund VP UltraSmall-Cap	—	—	10,681,814	10,681,814
ProFund VP Bear	24,085,413	9,474,329	3,069,606	36,629,348
ProFund VP Short Mid-Cap	—	29,659	636,919	666,578
ProFund VP Short Small-Cap	—	34,822	423,868	458,690
ProFund VP Short OTC	15,295,243	17,059,717	2,225,939	34,580,899
ProFund VP Banks	—	—	380,671	380,671
ProFund VP Basic Materials	—	—	1,938,392	1,938,392
ProFund VP Consumer Goods	—	234,177	113,085	347,262
ProFund VP Consumer Services	—	—	172,236	172,236
ProFund VP Health Care	1,381,236	545,130	231,706	2,158,072
ProFund VP Industrials	—	—	105,745	105,745
ProFund VP Pharmaceuticals	—	938,481	1,453,587	2,392,068
ProFund VP Precious Metals	—	1,402,766	—	1,402,766
ProFund VP Telecommunications	—	—	929,750	929,750
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP OTC	$—	$—	$10,420,568	$1,424,903	$11,411,334	$—	$23,256,805
ProFund VP Mid-Cap Value	—	—	—	1,376,066	2,034,427	—	3,410,493
ProFund VP Asia 30	—	—	27,986	341,394	—	—	369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	3,425,937	—	27,577,624
ProFund VP Japan	—	—	528,381	92,208	—	—	620,589
ProFund VP UltraBull	—	6,605,770	4,956,130	1,935,011	2,130,974	2,083,596	17,711,481
ProFund VP UltraMid-Cap	—	—	1,547,400	—	—	—	1,547,400
ProFund VP UltraSmall-Cap	1,968,589	5,748,116	1,543,341	—	—	—	9,260,046
ProFund VP UltraOTC	8,205,332	2,051,333	2,051,333	—	—	10,256,665	22,564,663
ProFund VP Bear	—	1,611,372	—	4,317,522	—	—	5,928,894
ProFund VP Short Small-Cap	—	—	34,605	5,700	5,700	—	46,005
ProFund VP Short OTC	—	—	2,768,700	4,652,572	—	—	7,421,272
ProFund VP Banks	—	—	1,104,907	558,959	810,780	—	2,474,646
ProFund VP Basic Materials	—	—	753,360	125,560	—	—	878,920
ProFund VP Biotechnology	—	—	7,710,925	1,770,888	—	—	9,481,813
ProFund VP Consumer Goods	—	—	1,055,432	150,776	—	—	1,206,208
ProFund VP Consumer Services	—	—	967,738	24,850	—	—	992,588
ProFund VP Financials	—	—	2,187,753	900,139	—	—	3,087,892
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	—	5,864,944
ProFund VP Industrials	—	—	212,410	44,059	—	—	256,469
ProFund VP Oil & Gas	—	1,091,930	2,141,711	506,983	—	315,240	4,055,864
ProFund VP Pharmaceuticals	—	—	—	1,489,605	—	—	1,489,605
ProFund VP Precious Metals	—	—	3,972,680	—	—	—	3,972,680
ProFund VP Real Estate	—	652,634	2,428,236	616,174	—	—	3,697,044
ProFund VP Semiconductor	—	—	1,101,535	—	1,323,248	—	2,424,783
ProFund VP Technology	—	791,915	2,609,011	186,109	3,749,619	1,074,176	8,410,830
ProFund VP Telecommunications	—	1,794,938	494,206	381,524	—	—	2,670,668
ProFund VP Utilities	—	1,303,601	3,019,373	731,393	957,473	—	6,011,840
ProFund VP U.S. Government Plus	—	—	—	655,275	—	—	655,275
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	—	2,490,617

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP Bull	$634,599	$—	$634,599
ProFund VP Small-Cap	7,467,754	5,310,217	12,777,971
ProFund VP OTC	5,604,127	2,311,803	7,915,930
ProFund VP Large-Cap Value	258,080	—	258,080
ProFund VP Large-Cap Growth	39,562	—	39,562
ProFund VP Mid-Cap Value	6,202,258	1,547,230	7,749,488
ProFund VP Mid-Cap Growth	1,128,062	1,070,158	2,198,220
ProFund VP Small-Cap Value	2,357,531	2,108,331	4,465,862
ProFund VP Asia 30	139,525	—	139,525
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775
ProFund VP UltraBull	7,557,370	2,396,375	9,953,745
ProFund VP UltraMid-Cap	4,605,696	2,262,061	6,867,757
ProFund VP UltraSmall-Cap	14,172,277	4,261,245	18,433,522
ProFund VP UltraOTC	7,090,790	—	7,090,790
ProFund VP Short Mid-Cap	126	—	126
ProFund VP Banks	1,125,271	—	1,125,271
ProFund VP Basic Materials	935,964	150,225	1,086,189
ProFund VP Biotechnology	—	1,394,389	1,394,389
ProFund VP Consumer Goods	35,189	—	35,189
ProFund VP Financials	179,899	—	179,899
ProFund VP Industrials	66,221	32,248	98,469
ProFund VP Oil & Gas	4,397,754	135,014	4,532,768
ProFund VP Pharmaceuticals	35,026	—	35,026
ProFund VP Real Estate	1,144,044	—	1,144,044
ProFund VP Semiconductor	785,426	—	785,426
ProFund VP Technology	1,071,297	—	1,071,297
ProFund VP Telecommunications	546,790	—	546,790
ProFund VP Utilities	1,654,902	—	1,654,902
ProFund VP U.S. Government Plus	1,408,188	—	1,408,188
ProFund VP Money Market	837,611	—	837,611

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Tax Return of Capital	Total Distributions Paid

ProFund VP Bull	$4,136,929	$542,309	$4,679,238	$—	$4,679,238
ProFund VP Small-Cap	—	3,376,608	3,376,608	—	3,376,608
ProFund VP OTC	2,022,500	2,138,655	4,161,155	—	4,161,155
ProFund VP Mid-Cap Value	3,222,250	283,369	3,505,619	—	3,505,619
ProFund VP Mid-Cap Growth	1,390,157	—	1,390,157	—	1,390,157
ProFund VP Small-Cap Value	3,596,299	246,887	3,843,186	—	3,843,186
ProFund VP Small-Cap Growth	7,226,561	227,144	7,453,705	—	7,453,705
ProFund VP Asia 30	1,145,749	21,679	1,167,428	—	1,167,428
ProFund VP Europe 30	849,432	452,123	1,301,555	—	1,301,555
ProFund VP Japan	1,202,303	583,291	1,785,594	—	1,785,594
ProFund VP UltraBull	6,190,347	5,272,414	11,462,761	—	11,462,761
ProFund VP UltraMid-Cap	3,586,548	—	3,586,548	—	3,586,548
ProFund VP UltraSmall-Cap	11,762,134	6,701,259	18,463,393	—	18,463,393
ProFund VP UltraOTC	13,353,147	—	13,353,147	—	13,353,147
ProFund VP Banks	72,674	—	72,674	—	72,674
ProFund VP Basic Materials	669,255	67,271	736,526	—	736,526
ProFund VP Biotechnology	705,529	2,330,630	3,036,159	—	3,036,159
ProFund VP Consumer Goods	200,388	188,984	389,372	—	389,372
ProFund VP Financials	80,498	—	80,498	—	80,498
ProFund VP Industrials	635,419	—	635,419	—	635,419
ProFund VP Internet	476,147	—	476,147	—	476,147
ProFund VP Oil & Gas	23,892	15,248	39,140	—	39,140
ProFund VP Precious Metals	8,141,045	—	8,141,045	—	8,141,045
ProFund VP Real Estate	2,201,369	—	2,201,369	—	2,201,369
ProFund VP Semiconductor	258,511	24,412	282,923	—	282,923
ProFund VP Technology	139,045	199,486	338,531	—	338,531
ProFund VP Telecommunications	755,367	—	755,367	—	755,367
ProFund VP Utilities	464,231	732,144	1,196,375	—	1,196,375
ProFund VP U.S. Government Plus	380,734	—	380,734	17,360	398,094
ProFund VP Money Market	22,594	—	22,594	—	22,594

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$3,838,096	$6,615,991	$—	$—	$19,541,301	$29,995,388
ProFund VP Small-Cap	—	1,937,602	—	—	9,065,895	11,003,497
ProFund VP OTC	—	—	—		8,222,721	(15,034,084)
ProFund VP Large—Cap Value	1,449,475	—	—	(23,256,805)	369,291	1,818,766
ProFund VP Large—Cap Growth	899,976	—	—	—	166,920	1,066,896
ProFund VP Mid—Cap Value	8,831,491	5,244,072	—	(3,410,493)	2,542,837	13,207,907
ProFund VP Mid—Cap Growth	2,312,153	743,216	—	—	5,984,705	9,040,074
ProFund VP Small—Cap Value	—	3,876,765	—	—	3,547,319	7,424,084
ProFund VP Small—Cap Growth	14,103,766	3,867,760	—	—	8,464,624	26,436,150
ProFund VP Asia 30	427,519	—	—	(1,722,020)	9,780,896	8,486,395
ProFund VP Europe 30	563,768	2,744,870	—	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Japan	6,316,632	12,683,325	—	(620,589)	—	18,379,368
ProFund VP UltraBull	2,808,383	—	—	(17,711,481)	2,549,420	(12,353,678)
ProFund VP UltraMid—Cap	9,481,968	2,479,181	—	(1,547,400)	4,298,394	14,712,143
ProFund VP UltraSmall—Cap	16,867	—	—	(19,941,860)	(310,412)	(20,235,405)
ProFund VP UltraOTC	20,073,126	—	—	(22,564,663)	(32,401,868)	(34,893,405)
ProFund VP Bear	917,467	—	—	(42,558,242)	199,301	(41,441,474)
ProFund VP Short Mid—Cap	50,953	—	—	(666,578)	5,207	(610,418)
ProFund VP Short Small—Cap	284,371	—	—	(504,695)	40,844	(179,480)
ProFund VP Short OTC	502,443	—	—	(42,002,171)	202,470	(41,297,258)
ProFund VP Banks	142,766	—	—	(2,855,317)	895,217	(1,817,334)
ProFund VP Basic Materials	84,904	—	—	(2,817,312)	2,363,830	(368,578)
ProFund VP Biotechnology	—	—	—	(9,481,812)	1,006,510	(8,475,302)
ProFund VP Consumer Goods	13,508	—	—	(1,553,470)	341,994	(1,197,968)
ProFund VP Consumer Services	—	—	—	(1,164,824)	198,252	(966,572)
ProFund VP Financials	196,536	—	—	(3,087,892)	3,911,354	1,019,998
ProFund VP Health Care	—	—	—	(8,023,015)	3,950,074	(4,072,941)
ProFund VP Industrials	—	—	—	(362,214)	1,169,926	807,712
ProFund VP Internet	—	1,363,944	—	—	3,632,933	4,996,877
ProFund VP Oil & Gas	11,591,552	550,296	—	(4,055,864)	35,930,310	44,016,294
ProFund VP Pharmaceuticals	79,669	—	—	(3,881,673)	(1,075,273)	(4,877,277)
ProFund VP Precious Metals	903,704	—	—	(5,375,446)	2,432,949	(2,038,793)
ProFund VP Real Estate	763,728	2,673,602	—	(3,697,044)	9,202,796	8,943,082
ProFund VP Semiconductor	248,613	—	—	(2,424,783)	229,968	(1,946,202)
ProFund VP Technology	1,460,701	46,740	—	(8,410,830)	21,732	(6,881,657)
ProFund VP Telecommunications	219,462	—	—	(3,600,418)	(736,245)	(4,117,201)
ProFund VP Utilities	1,460,131	—	—	(6,011,840)	14,076,936	9,525,227
ProFund VP U.S. Government Plus	—	—	—	(2,908,881)	(227,414)	(3,136,295)
ProFund VP Rising Rates
Opportunity	2,305,565	—	—	(53,117,525)	282,734	(50,529,226)

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$276,904,929	$20,790,354	$(1,249,053)	$19,541,301
ProFund VP Small-Cap	109,651,806	12,682,667	(3,494,644)	9,188,023
ProFund VP OTC	81,521,422	8,680,738	(458,017)	8,222,721
ProFund VP Large-Cap Value	78,980,128	1,694,741	(1,325,450)	369,291
ProFund VP Large-Cap Growth	84,022,434	913,022	(746,102)	166,920
ProFund VP Mid-Cap Value	97,272,674	3,205,539	(662,702)	2,542,837
ProFund VP Mid-Cap Growth	150,325,802	7,022,705	(1,038,000)	5,984,705
ProFund VP Small-Cap Value	59,291,295	4,298,127	(750,808)	3,547,319
ProFund VP Small-Cap Growth	178,791,108	11,005,930	(2,541,306)	8,464,624
ProFund VP Asia 30	63,308,547	10,632,357	(851,461)	9,780,896
ProFund VP Europe 30	102,574,493	19,085,286	(793,624)	18,291,662
ProFund VP Japan	130,242,498	—	—	—
ProFund VP UltraBull	49,891,138	2,916,615	(27,853)	2,888,762
ProFund VP UltraMid-Cap	87,231,555	4,677,835	(184,584)	4,493,251
ProFund VP UltraSmall-Cap	35,415,851	236,682	(171,708)	64,974
ProFund VP UltraOTC	134,754,214	—	(31,021,198)	(31,021,198)
ProFund VP Bear	41,962,523	—	—	—
ProFund VP Short Mid-Cap	903,181	—	—	—
ProFund VP Short Small-Cap	4,490,271	—	—	—
ProFund VP Short OTC	26,874,556	—	—	—
ProFund VP Banks	10,376,044	909,672	(14,455)	895,217
ProFund VP Basic Materials	32,523,361	2,547,149	(183,319)	2,363,830
ProFund VP Biotechnology	20,834,507	1,034,779	(28,175)	1,006,604
ProFund VP Consumer Goods	6,592,179	365,696	(23,702)	341,994
ProFund VP Consumer Services	3,322,526	210,940	(12,688)	198,252
ProFund VP Financials	32,038,881	3,983,850	(72,496)	3,911,354
ProFund VP Health Care	53,698,171	4,522,604	(572,530)	3,950,074
ProFund VP Industrials	8,931,382	1,192,346	(22,420)	1,169,926
ProFund VP Internet	21,272,616	3,707,307	(74,374)	3,632,933
ProFund VP Oil & Gas	105,734,583	36,042,135	(110,507)	35,931,628
ProFund VP Pharmaceuticals	10,101,854	—	(1,074,780)	(1,074,780)
ProFund VP Precious Metals	109,239,703	—	—	—
ProFund VP Real Estate	25,631,277	9,223,581	(20,785)	9,202,796
ProFund VP Semiconductor	12,268,861	279,073	(48,974)	230,099
ProFund VP Technology	19,696,134	61,867	(40,135)	21,732
ProFund VP Telecommunications	7,389,482	—	(735,421)	(735,421)
ProFund VP Utilities	62,500,702	14,162,960	(86,024)	14,076,936
ProFund VP U.S. Government Plus	89,376,194	—	(43,495)	(43,495)
ProFund VP Rising Rates Opportunity	138,395,094	—	—	—
ProFund VP Money Market	62,693,221	—	—	—

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds VP:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2006

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2005, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Small-Cap	7.36%
ProFund VP OTC	17.86%
ProFund VP Large-Cap Value	5.39%
ProFund VP Large-Cap Growth	18.16%
ProFund VP Mid-Cap Value	15.16%
ProFund VP Mid-Cap Growth	22.40%
ProFund VP Small-Cap Value	38.21%
ProFund VP UltraBull	13.04%
ProFund VP UltraMid-Cap	5.60%
ProFund VP UltraSmall-Cap	0.74%
ProFund VP UltraOTC	12.37%
ProFund VP Banks	32.01%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Industrials	100.00%
ProFund VP Oil & Gas	28.43%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Real Estate	86.64%
ProFund VP Semiconductor	3.83%
ProFund VP Technology	37.03%
ProFund VP Telecommunications	67.16%
ProFund VP Utilities	67.08%

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

Under an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), the Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor also performs certain administrative services on behalf of the Funds pursuant to a separate agreement.

The Board unanimously approved the renewal of the Advisory Agreement with respect to each Fund at a meeting held on September 21, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the investment performance of each Fund and the Advisor; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that Fund shareholders have a broad range of investment options available to them and had chosen to invest in Funds managed by the Advisor. In addition, the Board was mindful of the potential disruption to Fund operations and various risks, known and unknown, that could occur as a result of a decision not to renew the Advisory Agreement.

In determining whether it was appropriate to renew the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution, compliance and audit reports respecting the Funds (including communications from regulatory agencies) and developments in the financial services industry. The Board receives and reviews much of this information during each regular meeting and receives additional reports in connection with the meeting(s) at which the formal review of the Advisory Agreement occurs. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services — The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding the allocation of fund brokerage and the highly competitive rates at which the Advisor was able to obtain transaction execution. Finally, the Board reviewed the compliance activities of the Advisor.

Based upon its review, the Board concluded that the nature, quality and extent of the investment advisory services provided by the Advisor were appropriate, consistent with the terms of the Advisory Agreement, that the high quality of services will benefit Fund shareholders, particularly in light of the nature of the Funds, the services required to support them, and the benefits of investing in a large family of funds with the flexibility of an expansive choice of investment options.

Investment Performance — The Board reviewed information regarding the short and long term performance of each Fund relative to relevant indices and peers as well as each Fund’s correlation to its daily benchmark. They discussed the Advisor’s ongoing efforts to further enhance performance and correlation. The Board determined that long-term performance, although helpful, was not a primary factor in their consideration given the Funds’ daily investment objectives. The Board concluded that the correlation of each Fund to its benchmark and comparison of that correlation to peer funds with similar daily investment objectives were a particularly useful indicator of how well the Advisor was executing the Funds’ investment programs. The Board concluded that the Advisor’s history of strong correlation and performance suggested that the Advisor was performing well and that its continued management of the Funds will benefit each Fund and its shareholders.

Cost of services and profitability — The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that they operate in a small market segment. Notwithstanding,

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

the Board found such comparisons useful given the competitive landscape in the mutual fund industry. The Board also considered the Advisor’s performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by brokerdealers, it does not obtain research or other services in return for allocating brokerage.

The Board also reviewed financial information about the Advisor, including reports summarizing the compensation derived from the Advisor’s relationships with the Funds, individually and in the entirety. The Board also reviewed information regarding the expense limitation agreement, including historic fee waivers, reimbursements and the Advisor’s recoupement of or potential to recoup amounts previously waived or reimbursed. The Board, including the independent Trustees, considered analyses of the Advisor’s profitability and/or costs across all Funds, as well as indications of profitability on a fund-by-fund basis. Management reviewed the methodologies and allocations used to prepare the analyses. The Board determined that, although other methodologies and allocations may also be reasonable, the Advisor’s methodologies and allocations were reasonable. The Board considered the information presented by the Advisor and determined that fund-by-fund profitability was a relatively minor consideration especially given the difficulty of estimating the cost of performing services to a particular Fund in light of how the Funds are structured and serviced, and the fact that such analyses required artificial assumptions regarding the allocation of costs and resources. Based on the information that it reviewed, the Board concluded that the profitability to the Advisor of all Funds in the aggregate and of each Fund individually was reasonable. The Board also considered the financial condition of the Advisor, which they found to be sound.

The Board, including the independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the fees paid by other investment companies, including funds offering services similar in nature and extent to those of the Funds and were consistent with the Advisor’s fiduciary duty with respect to the receipt of such fees.

Potential Economies of Scale — The Board discussed with representatives of the Advisor the existing and potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ extreme asset volatility may offset such economies. The Board also noted that the Funds share in certain economies of scale through lower charges of third party service providers based on the combined scale of all of the Funds. The Trustees determined that there were few economies of scale to share with the Funds under the Investment Advisory Agreement at current asset levels in the individual funds and that, in light of these factors, reductions in advisory fee rates or the addition of breakpoints was not warranted. The Board determined that it would continue to assess asset levels of each of the Funds to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion — Based upon its evaluation, including their consideration of each of the factors noted above, the Board and the independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be renewed.

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Bull	$1,000.00	$1,044.78	$9.33	1.81%
ProFund VP Small-Cap	1,000.00	1,051.50	8.27	1.60%
ProFund VP OTC	1,000.00	1,094.99	9.93	1.88%
ProFund VP Large-Cap Value	1,000.00	1,044.91	10.21	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,045.70	10.05	1.95%
ProFund VP Mid-Cap Value	1,000.00	1,057.80	9.80	1.89%
ProFund VP Mid-Cap Growth	1,000.00	1,084.03	10.14	1.93%
ProFund VP Small-Cap Value	1,000.00	1,034.41	10.00	1.95%
ProFund VP Small-Cap Growth	1,000.00	1,063.31	9.83	1.89%
ProFund VP Asia 30	1,000.00	1,099.57	9.68	1.83%
ProFund VP Europe 30	1,000.00	1,096.80	9.46	1.79%
ProFund VP Japan	1,000.00	1,414.74	11.20	1.84%
ProFund VP UltraBull	1,000.00	1,077.98	9.90	1.89%
ProFund VP UltraMid-Cap	1,000.00	1,127.88	10.41	1.94%
ProFund VP UltraSmall-Cap	1,000.00	1,068.40	10.22	1.96%
ProFund VP UltraOTC	1,000.00	1,171.70	10.29	1.88%
ProFund VP Bear	1,000.00	967.43	9.27	1.87%
ProFund VP Short Mid-Cap	1,000.00	938.21	9.67	1.98%
ProFund VP Short Small-Cap	1,000.00	960.14	9.54	1.93%
ProFund VP Short OTC	1,000.00	925.22	9.03	1.86%
ProFund VP Banks	1,000.00	1,043.03	10.20	1.98%
ProFund VP Basic Materials	1,000.00	1,114.32	10.50	1.97%
ProFund VP Biotechnology	1,000.00	1,219.77	10.57	1.89%
ProFund VP Consumer Goods	1,000.00	1,016.31	9.91	1.95%
ProFund VP Consumer Services	1,000.00	998.95	9.98	1.98%
ProFund VP Financials	1,000.00	1,071.55	9.92	1.90%
ProFund VP Health Care	1,000.00	1,025.26	9.75	1.91%
ProFund VP Industrials	1,000.00	1,082.24	10.39	1.98%
ProFund VP Internet	1,000.00	1,202.06	10.82	1.95%
ProFund VP Oil & Gas	1,000.00	1,102.40	9.96	1.88%
ProFund VP Pharmaceuticals	1,000.00	957.37	9.42	1.91%
ProFund VP Precious Metals	1,000.00	1,354.84	11.16	1.88%
ProFund VP Real Estate	1,000.00	1,025.15	9.80	1.92%
ProFund VP Semiconductor	1,000.00	1,069.89	10.33	1.98%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Technology	$1,000.00	$1,077.00	$9.89	1.89%
ProFund VP Telecommunications	1,000.00	985.28	9.71	1.94%
ProFund VP Utilities	1,000.00	995.98	9.61	1.91%
ProFund VP U.S. Government Plus	1,000.00	954.70	7.83	1.59%
ProFund VP Rising Rates Opportunity	1,000.00	1,056.29	9.07	1.75%
ProFund VP Money Market	1,000.00	1,011.71	6.74	1.33%

*	Expenses are equal to the average account value over the period multiplied by the multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Bull	$1,000.00	$1,016.08	$9.20	1.81%
ProFund VP Small-Cap	1,000.00	1,017.14	8.13	1.60%
ProFund VP OTC	1,000.00	1,015.73	9.55	1.88%
ProFund VP Large-Cap Value	1,000.00	1,015.22	10.06	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,015.38	9.91	1.95%
ProFund VP Mid-Cap Value	1,000.00	1,015.68	9.60	1.89%
ProFund VP Mid-Cap Growth	1,000.00	1,015.48	9.80	1.93%
ProFund VP Small-Cap Value	1,000.00	1,015.38	9.91	1.95%
ProFund VP Small-Cap Growth	1,000.00	1,015.68	9.60	1.89%
ProFund VP Asia 30	1,000.00	1,015.98	9.30	1.83%
ProFund VP Europe 30	1,000.00	1,016.18	9.10	1.79%
ProFund VP Japan	1,000.00	1,015.93	9.35	1.84%
ProFund VP UltraBull	1,000.00	1,015.68	9.60	1.89%
ProFund VP UltraMid-Cap	1,000.00	1,015.43	9.86	1.94%
ProFund VP UltraSmall-Cap	1,000.00	1,015.32	9.96	1.96%
ProFund VP UltraOTC	1,000.00	1,015.73	9.55	1.88%
ProFund VP Bear	1,000.00	1,015.78	9.50	1.87%
ProFund VP Short Mid-Cap	1,000.00	1,015.22	10.06	1.98%
ProFund VP Short Small-Cap	1,000.00	1,015.48	9.80	1.93%
ProFund VP Short OTC	1,000.00	1,015.83	9.45	1.86%
ProFund VP Banks	1,000.00	1,015.22	10.06	1.98%
ProFund VP Basic Materials	1,000.00	1,015.27	10.01	1.97%
ProFund VP Biotechnology	1,000.00	1,015.68	9.60	1.89%
ProFund VP Consumer Goods	1,000.00	1,015.38	9.91	1.95%
ProFund VP Consumer Services	1,000.00	1,015.22	10.06	1.98%
ProFund VP Financials	1,000.00	1,015.63	9.65	1.90%
ProFund VP Health Care	1,000.00	1,015.58	9.70	1.91%
ProFund VP Industrials	1,000.00	1,015.22	10.06	1.98%
ProFund VP Internet	1,000.00	1,015.38	9.91	1.95%
ProFund VP Oil & Gas	1,000.00	1,015.73	9.55	1.88%
ProFund VP Pharmaceuticals	1,000.00	1,015.58	9.70	1.91%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Precious Metals	$1,000.00	$1,015.73	$9.55	1.88%
ProFund VP Real Estate	1,000.00	1,015.53	9.75	1.92%
ProFund VP Semiconductor	1,000.00	1,015.22	10.06	1.98%
ProFund VP Technology	1,000.00	1,015.68	9.60	1.89%
ProFund VP Telecommunications	1,000.00	1,015.43	9.86	1.94%
ProFund VP Utilities	1,000.00	1,015.58	9.70	1.91%
ProFund VP U.S. Government Plus	1,000.00	1,017.19	8.08	1.59%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.38	8.89	1.75%
ProFund VP Money Market	1,000.00	1,018.50	6.77	1.33%

*	Expenses are equal to the average account value over the period multiplied by the multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Number of
		Term of		Portfolios** in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	Registrant	Time Served*	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	Access One	Directorship
c/o ProFunds		October	Group, Inc. (Executive	Trust (5)	Search
7501 Wisconsin Avenue,		1997 to	Recruitment): President	ProFunds (91)	Group, Inc.
Suite 1000		present.	(2004 to present);
Bethesda, MD 20814			Managing Director
Birth Date: 1957			(March 1993 to 2004)

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group.	Access One	AMC
c/o ProFunds		October	Inc. (Real Estate	Trust (5)	Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice	ProFunds (91)	Group, Inc.
Suite 1000		present.	President (January 2001
Bethesda, MD 20814			to present); Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President (May 1996
to December 2000)
Interested Trustee
Michael L. Sapir***	Trustee	Indefinite:	Chairman and Chief	Access One
7501 Wisconsin Avenue,		April	Executive Officer of the	Trust (5)
Suite 1000		1997 to	Advisor (May 1997 to	ProFunds (91)
Bethesda, MD 20814		present.	present)
Birth Date: 1958

* Each Trustee serves an indefinite term, until his or her successor is elected.
** Represents number of operational portfolios in Fund complex overseen by Trustee.
*** Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present.	Executive Officer of the
Suite 1000			Advisor (May 1997 to
Bethesda, MD 20814			present)
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present.	(May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present.	Counsel of the Advisor
Suite 1000			(January 2005 to present);
Bethesda, MD 20814			Vice President and
Birth Date: 1966			Chief Legal Counsel
of the Advisor (July 2001
to December 2004);
GE Investment
Management Inc; Vice
President and Associate
General Counsel (April
1998 to June 2001):

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Kirkpatrick & Lockhart
LLP; Attorney (Prior to
April 1998)

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present.	Compliance officer to the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary-
Calvert Group, Ltd.
(January 1999 to
October 2002)

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		June 2002 to present.	Vice President of Financial
Columbus, Ohio 43219			Services (April 2002 to
Birth Date: 1971			present); KPMG LLP: Senior
Manager (August 1993 to
March 2002)

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present.	Director of Client Services
Columbus, Ohio 43219			(February 1997 to present)
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/05

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP
Financials
Health Care
Technology

Bond Benchmarked ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Annual Report
December 31, 2005

i	Message from the Chairman

ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
9	ProFund VP Large-Cap Growth
17	ProFund VP Small-Cap Value
26	ProFund VP Small-Cap Growth
34	ProFund VP Asia 30
40	ProFund VP Europe 30
46	ProFund VP Financials
53	ProFund VP Health Care
60	ProFund VP Technology
66	ProFund VP U.S. Government Plus
71	ProFund VP Rising Rates Opportunity

76	Notes to Financial Statements

83	Report of Independent Registered Public Accounting Firm

84	Additional Tax Information

85	Board Approval of Investment Advisory Agreements

87	Expense Examples

88	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2005.

Over the last year, the broad U.S. equity market may have proven more resilient than rewarding. While the stock market managed to absorb the torrent of adverse developments, from severe hurricanes to surging energy prices and rising interest rates, overall gains were modest. For 2005, the S&P500® returned 4.91% and the NASDAQ-100® gained 1.90%.

Similarly, the bond markets largely held up in face of climbing short-term rates. But by year-end the flattening and brief inversion of the yield curve contributed to general market uncertainty, despite the continued health of the U.S. economy.

Still, even in this environment, there were notable pockets of opportunity for U.S. investors. For example, sectors such as energy and precious metals were strong, reflecting skyrocketing prices in the underlying commodities.

In addition, global equity markets generally outshone U.S. markets–and for many, the year’s big story was the stunning turnaround in the long dormant Japanese market. In 2005, the Nikkei 225 Stock Index climbed 23.62%.

The environment we saw in 2005–lackluster returns in the broad U.S. market, coupled with substantial opportunities in specific market segments–can be challenging for many investors. But we believe that ProFunds VP have offered investors innovative approaches to help them more effectively navigate this kind of market.

And we think the ProFunds formula–innovative funds, combined with the flexibility to adjust investments as conditions change–will continue to gain favor with investors.

We deeply appreciate the confidence of ProFunds VP shareholders who have been with us for a while as well as that of shareholders who have more recently discovered ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark.1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving high correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2005:2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.
  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. The performance of ProFunds VP that have a daily investment objective that is greater than 100% of the daily performance of an index or a security (U.S. Government Plus) was impacted proportionately more by the daily performance of an index or security. ProFunds VP that are designed to have an inverse (negative) daily correlation to the index or security (Rising Rates Opportunity) were inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFund VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above was amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2005, the S&P 500 index rose by 4.9%, with most other broad measures of the U.S. equity market posting similar single digit increases.3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 14.4% in U.S. dollar terms. The U.S. Dollar strengthened across most major currencies as evidenced by the U.S. Dollar Index gaining 12.6% (against a basket of six currencies.)

In many respects, the investment landscape in 2005 looked very similar to that of 2004. We believe the major factors affecting domestic equity markets continued to include sustained economic growth, a low real interest rate environment, and subdued inflation. Rising corporate profits, coupled with an improving employment picture and stable consumer confidence, were balanced by concerns regarding the U.S. budget deficits, sharply higher energy costs, and an increasing risk that housing prices had peaked in many metropolitan markets.

For 2005, the economy grew at a solid pace, as Real (inflation-adjusted) Gross Domestic Product posted quarterly (annualized) increases of 3.8%, 3.3%, 4.1%, and 1.1%. This marked the fourth consecutive year of GDP growth since the 2001 recession. The unemployment rate declined from 5.4% to 4.9%, and Non-Farm Payrolls expended by 2.0 million. Inflation rates remained stable, with the Consumer Price Index (CPI) increasing by 3.4%, and the CPI - ex Food & Energy measure increasing by 2.2%.

Higher energy costs, highlighted by a 40.5% increase in Crude Oil futures in 2005, negatively impacted the broader U.S. equity market. Housing prices also became more of a concern to investors in 2005, as the median price for existing homes increased by 10.8%, the highest year-over-year percentage increase since 1980. Investors appear to become more concerned that a decline in real estate prices in major cities could weaken consumer spending, which in turn, could negatively impact the overall economy.

The Federal Reserve raised short-term rates for the second consecutive year, pushing the Fed Funds Target Rate up from 2.25% to 4.25% by year end. While the Fed was increasing short-term rates, long-term rates remained relatively stable. The benchmark U.S. ten year treasury note yield increased only slightly, from 4.22% to 4.39% in 2005. Thus, the U.S. yield curve became essentially flat by year end, a condition that historically has been a precursor to a weakening economy.

Factors specific to the performance of each Benchmark and each ProFund VP are discussed in the pages that follow.

[1]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP Financials has a benchmark of 100% the daily return of the Dow Jones U.S. Financials Index.
[2]	Past performance does not guarantee future results.
[3]	The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.1 For the period ended December 31, 2005, the Fund had a total return of 3.21%,2 compared to a return of 5.85%3, 5 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Value Index slightly outperformed the S&P 500 index in 2005. Overweighting in the Utility sector (relative to the S&P 500 index,) as well as underweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this outperformance. Underweighting in the strong Energy sector detracted from the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hewlett-Packard, Exxon Mobil, and JPMorgan Chase, while the bottom three performers were Verizon, General Electric, and Bank of America.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[2]

	1 Year	Since Inception (5/3/04)

ProFund VP Large-Cap Value	3.21%	8.87%

S&P 500/CitigroupValue Index	5.85%	11.83%

1Prior to December 19, 2005, the Index underlying the Fund’s benchmark was methodology the S&P500/Barra which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. During the period, certain fees were reduced. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s ce reflects the reinvestment of dividends as well as the impact of transaction performan costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
41.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/CitigroupValue Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500/Citigroup Value - Sector Composition
% of Index

Basic Materials	4.86%
Communications	12.67%
Consumer, Cyclical	5.22%
Consumer, Non-cyclical	8.43%
Diversified	0.00%
Energy	7.86%
Financial	32.68%
Industrial	15.23%
Technology	6.99%
Utilities	6.06%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks (100.1%)
	Shares	Value

3M Co.(Miscellaneous Manufacturing)	4,248	$329,220
Abbott Laboratories (Pharmaceuticals)	8,496	334,997
ACE, Ltd. (Insurance)	4,720	252,237
ADC Telecommunications, Inc.* (Telecommunications)	944	21,089
Advanced Micro Devices, Inc.* (Semiconductors)	5,664	173,318
Aetna, Inc. (Healthcare-Services)	2,360	222,572
AFLAC, Inc. (Insurance)	2,360	109,551
Agilent Technologies, Inc.* (Electronics)	3,776	125,703
Air Products & Chemicals, Inc.(Chemicals)	3,304	195,564
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	472	21,594
Albertson’s, Inc. (Food)	5,192	110,849
Alcoa, Inc. (Mining)	12,272	362,883
Allegheny Energy, Inc.* (Electric)	2,360	74,694
Allegheny Technologies, Inc. (Iron/Steel)	944	34,060
Allied Waste Industries, Inc.* (Environmental Control)	3,304	28,877
Allstate Corp. (Insurance)	9,440	510,421
Alltel Corp. (Telecommunications)	2,832	178,699
Altera Corp.* (Semiconductors)	1,888	34,985
Altria Group, Inc. (Agriculture)	11,328	846,429
Amerada Hess Corp. (Oil & Gas)	472	59,859
Ameren Corp. (Electric)	2,832	145,112
American Electric Power, Inc. (Electric)	5,664	210,078
American International Group, Inc. (Insurance)	15,576	1,062,749
American Power Conversion Corp. (Electrical Components & Equipment)	1,416	31,152
American Standard Cos. (Building Materials)	944	37,713
Ameriprise Financial, Inc. (Diversified Financial Services)	1,416	58,056
AmSouth Bancorp (Banks)	5,192	136,082
Analog Devices, Inc. (Semiconductors)	1,888	67,723
Andrew Corp.* (Telecommunications)	2,360	25,323
AON Corp. (Insurance)	4,720	169,684
Apartment Investment and Management Co.—Class A (REIT)	1,416	53,624
Apple Computer, Inc.* (Computers)	5,664	407,185
Applera Corp.—Applied Biosystems Group (Electronics)	944	25,073
Applied Materials, Inc. (Semiconductors)	11,800	211,692
Applied Micro Circuits Corp.* (Semiconductors)	4,248	10,917
Archer-Daniels-Midland Co. (Agriculture)	9,440	232,790
Archstone-Smith Trust (REIT)	2,832	118,632
Ashland, Inc. (Chemicals)	944	54,658
AT&T, Inc. (Telecommunications)	55,696	1,363,995
Automatic Data Processing, Inc. (Software)	2,832	129,961
AutoNation, Inc.* (Retail)	2,360	51,283
Avaya, Inc.* (Telecommunications)	6,136	65,471
Avery Dennison Corp. (Household Products/Wares)	1,416	78,262
Avon Products, Inc. (Cosmetics/Personal Care)	2,360	67,378
Baker Hughes, Inc. (Oil & Gas Services)	1,888	114,753
Bank of America Corp. (Banks)	57,112	2,635,718
Bank of New York Co., Inc. (Banks)	10,856	345,764
Bausch & Lomb, Inc. (Healthcare-Products)	472	32,049
Baxter International, Inc. (Healthcare-Products)	3,304	124,395
BB&T Corp. (Banks)	7,552	316,504
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,416	163,590
BellSouth Corp. (Telecommunications)	25,960	703,516
Bemis Co., Inc. (Packaging & Containers)	1,416	39,450
Big Lots, Inc.* (Retail)	1,416	17,006
Biogen Idec, Inc.* (Biotechnology)	2,832	128,375
BMC Software, Inc.* (Software)	1,888	38,685
Boeing Co. (Aerospace/Defense)	7,080	497,299
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,048	368,783
Brown-Forman Corp. (Beverages)	472	32,719
Brunswick Corp. (Leisure Time)	1,416	57,575
Burlington Northern Santa Fe Corp. (Transportation)	5,192	367,697
Carnival Corp. (Leisure Time)	2,360	126,188
Caterpillar, Inc. (Machinery-Construction & Mining)	9,912	572,616
CenterPoint Energy, Inc. (Electric)	4,248	54,587
CenturyTel, Inc. (Telecommunications)	1,888	62,606
ChevronTexaco Corp. (Oil & Gas)	13,688	777,068
Chubb Corp. (Insurance)	2,832	276,545
CIENA Corp.* (Telecommunications)	5,664	16,822
CIGNA Corp. (Insurance)	944	105,445
Cincinnati Financial Corp. (Insurance)	1,416	63,267
Cinergy Corp. (Electric)	2,832	120,247
Circuit City Stores, Inc. (Retail)	2,360	53,312
CIT Group, Inc. (Diversified Financial Services)	2,832	146,641
Citigroup, Inc. (Diversified Financial Services)	72,216	3,504,643
Citizens Communications Co. (Telecommunications)	4,720	57,726
CMS Energy Corp.* (Electric)	3,304	47,941

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Coca-Cola Co. (Beverages)	13,216	$532,737
Coca-Cola Enterprises, Inc. (Beverages)	4,248	81,434
Comcast Corp.—Special Class A* (Media)	31,152	808,707
Comerica, Inc. (Banks)	2,360	133,954
Compass Bancshares, Inc. (Banks)	1,888	91,172
Computer Associates International, Inc. (Software)	4,248	119,751
Computer Sciences Corp.* (Computers)	2,832	143,412
Compuware Corp.* (Software)	3,776	33,871
Comverse Technology, Inc.* (Telecommunications)	1,416	37,651
ConAgra Foods, Inc. (Food)	7,552	153,155
ConocoPhillips (Oil & Gas)	19,824	1,153,360
Consolidated Edison, Inc. (Electric)	3,304	153,074
Constellation Brands, Inc.* (Beverages)	2,832	74,283
Constellation Energy Group, Inc. (Electric)	2,360	135,936
Convergys Corp.* (Commercial Services)	944	14,962
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	1,416	103,368
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	944	14,462
Corning, Inc.* (Telecommunications)	13,216	259,827
Costco Wholesale Corp. (Retail)	6,608	326,898
CSX Corp. (Transportation)	3,304	167,744
Cummins, Inc. (Machinery-Diversified)	472	42,353
CVS Corp. (Retail)	11,800	311,756
Dana Corp. (Auto Parts & Equipment)	2,360	16,945
Deere & Co. (Machinery-Diversified)	3,304	225,035
Dillards, Inc.—Class A (Retail)	944	23,430
Dollar General Corp. (Retail)	1,416	27,003
Dominion Resources, Inc. (Electric)	4,720	364,383
Dover Corp. (Miscellaneous Manufacturing)	2,832	114,668
DTE Energy Co. (Electric)	2,360	101,928
Du Pont (Chemicals)	13,216	561,680
Duke Energy Corp. (Electric)	13,216	362,778
Dynegy, Inc.—Class A* (Pipelines)	4,248	20,560
E*TRADE Financial Corp.* (Diversified Financial Services)	2,360	49,230
Eastman Chemical Co. (Chemicals)	944	48,701
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,248	99,403
Eaton Corp. (Miscellaneous Manufacturing)	1,888	126,666
Edison International (Electric)	2,360	102,920
El Paso Corp. (Pipelines)	9,440	114,790
Electronic Data Systems Corp. (Computers)	7,552	181,550
EMC Corp.* (Computers)	18,408	250,717
Emerson Electric Co. (Electrical Components & Equipment)	5,664	423,101
Engelhard Corp. (Chemicals)	1,888	56,923
Entergy Corp. (Electric)	2,832	194,417
Equity Office Properties Trust (REIT)	5,664	171,789
Equity Residential Properties Trust (REIT)	4,248	166,182
Exelon Corp. (Electric)	3,776	200,657
Exxon Mobil Corp. (Oil & Gas)	32,096	1,802,833
Family Dollar Stores, Inc. (Retail)	944	23,402
Fannie Mae (Diversified Financial Services)	7,080	345,575
Federated Department Stores, Inc. (Retail)	3,776	250,462
FedEx Corp. (Transportation)	2,360	244,000
Fifth Third Bancorp (Banks)	3,776	142,431
First Horizon National Corp. (Banks)	1,888	72,575
FirstEnergy Corp. (Electric)	4,720	231,233
Fluor Corp. (Engineering & Construction)	1,416	109,400
Ford Motor Co. (Auto Manufacturers)	26,432	204,055
FPL Group, Inc. (Electric)	5,664	235,396
Franklin Resources, Inc. (Diversified Financial Services)	944	88,745
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,416	76,181
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	3,304	83,162
Gannett Co., Inc. (Media)	1,416	85,767
Gateway, Inc.* (Computers)	3,776	9,478
General Electric Co. (Miscellaneous Manufacturing)	78,352	2,746,238
General Motors Corp. (Auto Manufacturers)	8,024	155,826
Genuine Parts Co. (Distribution/Wholesale)	2,360	103,651
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,192	179,539
Genzyme Corp.* (Biotechnology)	1,416	100,224
Goodrich Corp. (Aerospace/Defense)	1,888	77,597
Halliburton Co. (Oil & Gas Services)	4,720	292,451
Harrah’s Entertainment, Inc. (Lodging)	944	67,298
Hartford Financial Services Group, Inc. (Insurance)	4,248	364,861
Hasbro, Inc. (Toys/Games/Hobbies)	2,360	47,625
HCA, Inc. (Healthcare-Services)	2,832	143,016
Heinz (H.J.) Co. (Food)	2,832	95,495
Hercules, Inc.* (Chemicals)	1,416	16,001
Hewlett-Packard Co. (Computers)	41,064	1,175,662
Hilton Hotels Corp. (Lodging)	2,360	56,900
Honeywell International, Inc. (Miscellaneous Manufacturing)	11,800	439,550
Huntington Bancshares, Inc. (Banks)	3,304	78,470
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,416	124,594
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	4,720	190,546
Intel Corp. (Semiconductors)	41,064	1,024,958
International Flavors & Fragrances, Inc. (Chemicals)	472	15,812
International Paper Co. (Forest Products & Paper)	7,080	237,958
Interpublic Group of Cos., Inc.* (Advertising)	3,776	36,438
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,304	183,702
J.P. Morgan Chase & Co. (Diversified Financial Services)	50,032	1,985,771
JDS Uniphase Corp.* (Telecommunications)	15,104	35,645
Jefferson-Pilot Corp. (Insurance)	1,888	107,484
Johnson Controls, Inc. (Auto Parts & Equipment)	2,832	206,481
Jones Apparel Group, Inc. (Apparel)	1,888	57,999
KB Home (Home Builders)	472	34,296
Kerr-McGee Corp. (Oil & Gas)	944	85,772
KeyCorp (Banks)	5,664	186,516
KeySpan Corp. (Gas)	2,360	84,228
Kimberly-Clark Corp. (Household Products/Wares)	2,832	168,929
Kinder Morgan, Inc. (Pipelines)	944	86,801
KLA -Tencor Corp. (Semiconductors)	1,416	69,851
Knight-Ridder, Inc. (Media)	472	29,878
Kroger Co.* (Food)	4,720	89,114
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,832	65,023
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,360	302,481
Limited, Inc. (Retail)	5,192	116,041
Lincoln National Corp. (Insurance)	2,360	125,151
Lockheed Martin Corp. (Aerospace/Defense)	5,192	330,367
Loews Corp. (Insurance)	1,888	179,077
Louisiana-Pacific Corp. (Forest Products & Paper)	1,416	38,898
LSI Logic Corp.* (Semiconductors)	3,776	30,208
Lucent Technologies, Inc.* (Telecommunications)	42,008	111,741
M&T Bank Corp. (Banks)	472	51,472
Marathon Oil Corp. (Oil & Gas)	5,192	316,556
Marriott International, Inc.—Class A (Lodging)	1,416	94,829
Marsh & McLennan Cos., Inc. (Insurance)	3,304	104,935
Marshall & Ilsley Corp. (Banks)	1,416	60,945
Masco Corp. (Building Materials)	6,136	185,246
Mattel, Inc. (Toys/Games/Hobbies)	5,664	89,604
Maytag Corp. (Home Furnishings)	472	8,883
MBIA, Inc. (Insurance)	944	56,791
McDonald’s Corp. (Retail)	8,496	286,485
McGraw-Hill Cos., Inc. (Media)	2,360	121,847
McKesson Corp. (Commercial Services)	4,248	219,155
MeadWestvaco Corp. (Forest Products & Paper)	2,360	66,151

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Medco Health Solutions, Inc.* (Pharmaceuticals)	1,888	$105,350
Mellon Financial Corp. (Banks)	3,776	129,328
Merck & Co., Inc. (Pharmaceuticals)	16,992	540,516
Meredith Corp. (Media)	472	24,704
Merrill Lynch & Co., Inc. (Diversified Financial Services)	13,216	895,120
MetLife, Inc. (Insurance)	10,856	531,944
Micron Technology, Inc.* (Semiconductors)	8,968	119,364
Molex, Inc. (Electrical Components & Equipment)	1,416	36,745
Molson Coors Brewing Co.—Class B (Beverages)	944	63,239
Monsanto Co. (Agriculture)	2,360	182,971
Monster Worldwide, Inc.* (Internet)	944	38,534
Moody’s Corp. (Commercial Services)	1,888	115,961
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	15,576	883,782
Motorola, Inc. (Telecommunications)	24,544	554,449
Murphy Oil Corp. (Oil & Gas)	944	50,967
National City Corp. (Banks)	8,024	269,366
National Semiconductor Corp. (Semiconductors)	2,832	73,575
National-Oilwell Varco, Inc.* (Oil & Gas Services)	944	59,189
Navistar International Corp.* (Auto Manufacturers)	944	27,017
NCR Corp.* (Computers)	1,416	48,059
Newell Rubbermaid, Inc. (Housewares)	3,776	89,793
Newmont Mining Corp. (Mining)	1,888	100,819
News Corp.—Class A (Media)	34,928	543,130
NICOR, Inc. (Gas)	472	18,554
NiSource, Inc. (Electric)	3,776	78,767
Noble Corp. (Oil & Gas)	472	33,295
Nordstrom, Inc. (Retail)	3,304	123,570
Norfolk Southern Corp. (Transportation)	5,664	253,917
North Fork Bancorp, Inc. (Banks)	6,608	180,795
Northern Trust Corp. (Banks)	1,416	73,377
Northrop Grumman Corp. (Aerospace/Defense)	5,192	312,091
Novell, Inc.* (Software)	5,664	50,013
Novellus Systems, Inc.* (Semiconductors)	944	22,769
Nucor Corp. (Iron/Steel)	2,360	157,459
Occidental Petroleum Corp. (Oil & Gas)	1,888	150,813
Office Depot, Inc.* (Retail)	1,888	59,283
OfficeMax, Inc. (Retail)	944	23,940
PACCAR, Inc. (Auto Manufacturers)	2,360	163,383
Pactiv Corp.* (Packaging & Containers)	944	20,768
Pall Corp. (Miscellaneous Manufacturing)	944	25,356
Parametric Technology Corp.* (Software)	2,360	14,396
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,888	124,532
Peoples Energy Corp. (Gas)	472	16,553
PerkinElmer, Inc. (Electronics)	1,888	44,481
PG&E Corp. (Electric)	4,720	175,206
Phelps Dodge Corp. (Mining)	1,416	203,720
Pinnacle West Capital Corp. (Electric)	1,416	58,552
Pitney Bowes, Inc. (Office/Business Equipment)	1,416	59,826
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,416	51,047
PMC-Sierra, Inc.* (Semiconductors)	1,416	10,917
PNC Financial Services Group (Banks)	4,248	262,654
PPG Industries, Inc. (Chemicals)	2,360	136,644
PPL Corp. (Electric)	5,192	152,645
Praxair, Inc. (Chemicals)	1,888	99,988
Principal Financial Group, Inc. (Insurance)	3,776	179,096
Progress Energy, Inc. (Electric)	3,776	165,842
Prologis (REIT)	2,360	110,259
Prudential Financial, Inc. (Insurance)	3,304	241,820
Public Service Enterprise Group, Inc. (Electric)	3,776	245,327
Public Storage, Inc. (REIT)	472	31,964
Pulte Homes, Inc. (Home Builders)	2,832	111,467
Qualcomm, Inc. (Telecommunications)	9,440	406,675
Qwest Communications International, Inc.* (Telecommunications)	22,184	125,340
R.R.Donnelley & Sons Co. (Commercial Services)	3,304	113,030
Raytheon Co. (Aerospace/Defense)	6,136	246,360
Reebok International, Ltd. (Apparel)	472	27,485
Regions Financial Corp. (Banks)	6,608	225,729
Reynolds American, Inc. (Agriculture)	1,416	134,987
Robert Half International, Inc. (Commercial Services)	944	35,768
Rockwell International Corp. (Machinery-Diversified)	1,416	83,771
Rohm & Haas Co. (Chemicals)	1,888	91,417
Rowan Cos., Inc. (Oil & Gas)	944	33,644
Ryder System, Inc. (Transportation)	944	38,723
Sabre Holdings Corp. (Leisure Time)	1,888	45,520
SAFECO Corp. (Insurance)	1,888	106,672
Safeway, Inc. (Food)	6,608	156,344
Sanmina-SCI Corp.* (Electronics)	7,552	32,172
Sara Lee Corp. (Food)	5,192	98,129
Schlumberger, Ltd. (Oil & Gas Services)	5,192	504,402
Schwab (Diversified Financial Services)	7,552	110,788
Scientific-Atlanta, Inc. (Telecommunications)	944	40,658
Sealed Air Corp.* (Packaging & Containers)	944	53,024
Sempra Energy (Gas)	3,776	169,317
Sherwin-Williams Co. (Chemicals)	944	42,876
Siebel Systems, Inc. (Software)	3,304	34,956
Simon Property Group, Inc. (REIT)	1,416	108,508
Snap-on, Inc. (Hand/Machine Tools)	944	35,457
Solectron Corp.* (Electronics)	13,216	48,371
Southern Co. (Electric)	10,384	358,560
Southwest Airlines Co. (Airlines)	5,664	93,060
Sovereign Bancorp, Inc. (Savings & Loans)	5,192	112,251
Sprint Corp. (Telecommunications)	42,008	981,307
St.Paul Cos., Inc. (Insurance)	9,912	442,769
Staples, Inc. (Retail)	4,248	96,472
State Street Corp. (Banks)	1,888	104,671
Sun Microsystems, Inc.* (Computers)	48,616	203,701
Sunoco, Inc. (Oil & Gas)	1,888	147,981
SunTrust Banks, Inc. (Banks)	5,192	377,770
SuperValu, Inc. (Food)	1,888	61,322
Symbol Technologies, Inc. (Electronics)	3,776	48,408
Synovus Financial Corp. (Banks)	2,360	63,744
T. Rowe Price Group, Inc. (Diversified Financial Services)	944	67,996
TECO Energy, Inc. (Electric)	2,832	48,654
Tektronix, Inc. (Electronics)	944	26,630
Tellabs, Inc.* (Telecommunications)	6,608	72,027
Temple-Inland, Inc. (Forest Products & Paper)	1,416	63,508
Tenet Healthcare Corp.* (Healthcare-Services)	6,608	50,617
Teradyne, Inc.* (Semiconductors)	2,832	41,262
Texas Instruments, Inc. (Semiconductors)	11,328	363,289
Textron, Inc. (Miscellaneous Manufacturing)	1,888	145,338
The AES Corp.* (Electric)	4,720	74,718
The Dow Chemical Co. (Chemicals)	13,688	599,808
The E.W.Scripps Co.—Class A (Media)	472	22,665
The Gap, Inc. (Retail)	3,304	58,283
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,608	843,908
The Hershey Co. (Food)	944	52,156
The New York Times Co.—Class A (Media)	944	24,969
The Pepsi Bottling Group, Inc. (Beverages)	944	27,008
The Stanley Works (Hand/Machine Tools)	944	45,349
Thermo Electron Corp.* (Electronics)	1,416	42,664
Time Warner, Inc. (Media)	30,680	535,059
Torchmark Corp. (Insurance)	944	52,486
Transocean Sedco Forex, Inc.* (Oil & Gas)	2,832	197,362
Tribune Co. (Media)	3,776	114,262
TXU Corp. (Electric)	4,248	213,207
Tyco International, Ltd. (Miscellaneous Manufacturing)	28,792	830,937
Tyson Foods, Inc.—Class A (Food)	3,776	64,570
U.S. Bancorp (Banks)	25,960	775,944

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2005

Common Stocks, continued
	Shares	Value

Union Pacific Corp. (Transportation)	3,776	$304,006
Unisys Corp.* (Computers)	4,720	27,518
United Parcel Service, Inc.—Class B (Transportation)	5,664	425,650
United States Steel Corp. (Iron/Steel)	1,416	68,067
United Technologies Corp. (Aerospace/Defense)	14,632	818,076
UnumProvident Corp. (Insurance)	4,248	96,642
V.F. Corp. (Apparel)	1,416	78,361
Verizon Communications, Inc. (Telecommunications)	39,648	1,194,198
Viacom, Inc.—Class B (Media)	22,184	723,198
Visteon Corp.* (Auto Parts & Equipment)	1,888	11,819
Vornado Realty Trust (REIT)	944	78,796
Vulcan Materials Co. (Building Materials)	944	63,956
W.W. Grainger, Inc. (Distribution/Wholesale)	472	33,559
Wachovia Corp. (Banks)	22,184	1,172,645
Walt Disney Co. (Media)	27,376	656,203
Washington Mutual, Inc. (Savings & Loans)	14,160	615,960
Waste Management, Inc. (Environmental Control)	3,776	114,602
Weatherford International, Ltd.* (Oil & Gas Services)	2,360	85,432
WellPoint, Inc.* (Healthcare-Services)	8,968	715,557
Wells Fargo & Co. (Banks)	24,072	1,512,443
Weyerhaeuser Co. (Forest Products & Paper)	3,304	219,187
Whirlpool Corp. (Home Furnishings)	944	79,069
Williams Cos., Inc. (Pipelines)	8,024	185,917
Xcel Energy, Inc. (Electric)	5,664	104,557
Xerox Corp.* (Office/Business Equipment)	13,688	200,529
Xilinx, Inc. (Semiconductors)	2,360	59,496
XL Capital, Ltd.—Class A (Insurance)	2,360	159,017
Zions Bancorp (Banks)	944	71,329

TOTAL COMMON STOCKS
(Cost $75,847,610)		79,162,419

Repurchase Agreements (0.2%)

	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $187,078 (Collateralized by $174,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $190,833)	$187,000	187,000

TOTAL REPURCHASE AGREEMENTS
(Cost $187,000)		187,000

TOTAL INVESTMENT SECURITIES
(Cost $76,034,610)—100.3%		79,349,419
Net other assets (liabilities)—(0.3)%		(227,067)

NET ASSETS —100.0%		$79,122,352

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract
expiring March 2006 (Underlying
face amount at value $125,225)	2	$(1,332)

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	NM
Aerospace/Defense	2.9%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.1%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	2.4%
Commercial Services	0.6%
Computers	3.1%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.3%
Electric	5.6%
Electrical Components & Equipment	0.6%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.9%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	6.7%
Internet	NM
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	0.4%
Media	4.7%
Mining	0.9%
Miscellaneous Manufacturing	6.9%
Office/Business Equipment	0.3%
Oil & Gas	6.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	1.7%
Pipelines	0.5%
Real Estate Investment Trust	1.1%
Retail	2.6%
Savings & Loans	0.9%
Semiconductors	3.0%
Software	0.5%
Telecommunications	8.0%
Toys/Games/Hobbies	0.2%
Transportation	2.3%
Other**	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (Cost $75,847,610)	$79,162,419
Repurchase agreements, at cost	187,000

Total Investment Securities	79,349,419
Cash	717
Segregated cash balances with brokers for futures contracts	6,835
Dividends and interest receivable	113,777
Receivable for capital shares issued	232
Prepaid expenses	75

Total Assets	79,471,055

Liabilities:
Payable for capital shares redeemed	200,634
Variation margin on futures contracts	875
Advisory fees payable	45,840
Management services fees payable	9,168
Administration fees payable	2,344
Administrative services fees payable	33,829
Distribution fees payable	17,572
Trustee fees payable	194
Transfer agency fees payable	1,913
Fund accounting fees payable	2,807
Compliance services fees payable	1,015
Other accrued expenses	32,512

Total Liabilities	348,703

Net Assets	$79,122,352

Net Assets consist of:
Capital	$77,303,586
Accumulated net investment income (loss)	151,819
Accumulated net realized gains (losses) on investments	(1,646,530)
Net unrealized appreciation (depreciation) on investments	3,313,477

Net Assets	$79,122,352

Shares of Beneficial Interest Outstanding	2,309,516

Net Asset Value (offering and redemption price per share)	$34.26

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$901,817
Interest	2,108

Total Investment Income	903,925

Expenses:
Advisory fees	285,720
Management services fees	57,144
Administration fees	12,148
Transfer agency fees	12,577
Administrative services fees	186,471
Distribution fees	95,233
Custody fees	57,128
Fund accounting fees	18,903
Trustee fees	378
Compliance services fees	1,302
Other fees	31,357

Total Gross Expenses before reductions	758,361
Less Expenses reduced by the Advisor	(6,255)

Total Net Expenses	752,106

Net Investment Income (Loss)	151,819

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,538,675)
Change in net unrealized appreciation/depreciation on investments	3,198,933

Net Realized and Unrealized Gains (Losses) on Investments	1,660,258

Change in Net Assets Resulting from Operations	1,812,077

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the Period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$151,819	$(166)
Net realized gains (losses) on investments	(1,538,675)	149,852
Change in net unrealized appreciation/depreciation on investments	3,198,933	114,544

Change in net assets resulting from operations	1,812,077	264,230

Distributions to Shareholders From:
Net investment income	(373)	—
Net realized gains on investments	(257,707)	—

Change in net assets resulting from distributions	(258,080)	—

Capital Transactions:
Proceeds from shares issued	240,936,047	30,863,634
Dividends reinvested	258,080	—
Cost of shares redeemed	(168,547,854)	(26,205,782)

Change in net assets resulting from capital transactions	72,646,273	4,657,852

Change in net assets	74,200,270	4,922,082
Net Assets:
Beginning of period	4,922,082	—

End of period	$79,122,352	$4,922,082

Accumulated net investment income (loss)	$151,819	$373

Share Transactions:
Issued	7,248,098	947,166
Reinvested	7,620	—
Redeemed	(5,093,212)	(800,156)

Change in shares	2,162,506	147,010

(a)	Commencement of operations

See accompanying notes to the financial statements.

    7

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

Net Asset Value, Beginning of Period	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	0.94	3.48

Total income (loss) from investment activities	1.07	3.48

Distributions to Shareholders From:
Net investment income	— (c)	—
Net realized gains on investments and futures contracts	(0.29)	—

Total distributions	(0.29)	—

Net Asset Value, End of Period	$34.26	$33.48

Total Return	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.00%	2.04%
Net expenses(e)	1.98%	1.98%
Net investment income (loss)(e)	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$79,122	$4,922
Portfolio turnover rate(f)	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.1 For the period ended December 31, 2005, the Fund had a total return of 0.90%,2 compared to a return of 4.01%3,5 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P 500 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P 500/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P 500/Citigroup Growth Index slightly underperformed the S&P 500 index in 2005. Underweighting in the Utility sector (relative to the S&P 500 index,) as well as overweighting in the Consumer Goods, Consumer Services, and Technology sectors, contributed to this underperformance. Overweighting in the strong Energy sector was a contributor to the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Exxon Mobil, Proctor & Gamble, and AIG, while the bottom three performers were IBM, Cisco Systems, and Pfizer.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[2]

	1 Year	Since Inception (5/3/04)

ProFund VP Large-Cap Growth	0.90%	3.75%

S&P 500/Citigroup Growth Index	4.01%	5.90%

[1] Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

[2] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[3] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[4] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[5] The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

9

PROFUNDS VP
ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%
Futures Contracts	NM

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500/Citigroup Growth - Sector Composition
% of Index

Basic Materials	0.99%
Communications	7.82%
Consumer, Cyclical	11.91%
Consumer, Non-cyclical	34.25%
Diversified	0.00%
Energy	10.72%
Financial	10.04%
Industrial	7.76%
Technology	15.78%
Utilities	0.73%

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,512	$504,680
Abbott Laboratories (Pharmaceuticals)	14,208	560,221
ADC Telecommunications, Inc.* (Telecommunications)	592	13,225
Adobe Systems, Inc. (Software)	8,880	328,205
Aetna, Inc. (Healthcare-Services)	1,776	167,495
Affiliated Computer Services, Inc.—Class A* (Computers)	1,776	105,104
AFLAC, Inc. (Insurance)	4,736	219,845
Agilent Technologies, Inc.* (Electronics)	2,368	78,831
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	592	27,084
Allegheny Technologies, Inc. (Iron/Steel)	592	21,359
Allergan, Inc. (Pharmaceuticals)	1,776	191,737
Alltel Corp. (Telecommunications)	2,368	149,421
Altera Corp.* (Semiconductors)	3,552	65,819
Altria Group, Inc. (Agriculture)	18,944	1,415,496
Amazon.com, Inc.* (Internet)	4,736	223,302
Ambac Financial Group, Inc. (Insurance)	1,776	136,859
Amerada Hess Corp. (Oil & Gas)	592	75,077
American Express Co. (Diversified Financial Services)	18,352	944,394
American International Group, Inc. (Insurance)	22,496	1,534,903
American Power Conversion Corp. (Electrical Components & Equipment)	1,184	26,048
American Standard Cos. (Building Materials)	1,776	70,951
Ameriprise Financial, Inc. (Diversified Financial Services)	2,368	97,088
AmerisourceBergen Corp. (Pharmaceuticals)	3,552	147,053
Amgen, Inc.* (Biotechnology)	18,352	1,447,239
Anadarko Petroleum Corp. (Oil & Gas)	3,552	336,552
Analog Devices, Inc. (Semiconductors)	3,552	127,410
Anheuser-Busch Cos., Inc. (Beverages)	11,248	483,214
Apache Corp. (Oil & Gas)	4,736	324,511
Apollo Group, Inc.—Class A* (Commercial Services)	2,368	143,169
Apple Computer, Inc.* (Computers)	6,512	468,148
Applera Corp.—Applied Biosystems Group (Electronics)	1,776	47,171
Applied Materials, Inc. (Semiconductors)	11,248	201,788
Autodesk, Inc. (Software)	3,552	152,558
Automatic Data Processing, Inc. (Software)	5,328	244,502
AutoZone, Inc.* (Retail)	592	54,316
Avon Products, Inc. (Cosmetics/Personal Care)	4,144	118,311
Baker Hughes, Inc. (Oil & Gas Services)	3,552	215,891
Ball Corp. (Packaging & Containers)	1,776	70,543
Bard (C.R.), Inc. (Healthcare-Products)	1,776	117,074
Bausch & Lomb, Inc. (Healthcare-Products)	592	40,197
Baxter International, Inc. (Healthcare-Products)	5,920	222,888
Becton, Dickinson & Co. (Healthcare-Products)	3,552	213,404
Bed Bath & Beyond, Inc.* (Retail)	4,144	149,806
Best Buy Co., Inc. (Retail)	5,920	257,402
Biogen Idec, Inc.* (Biotechnology)	2,368	107,341
Biomet, Inc. (Healthcare-Products)	3,552	129,897
BJ Services Co. (Oil & Gas Services)	4,736	173,669
Black & Decker Corp. (Hand/Machine Tools)	1,184	102,961
BMC Software, Inc.* (Software)	1,184	24,260
Boeing Co. (Aerospace/Defense)	4,736	332,657
Boston Scientific Corp.* (Healthcare-Products)	8,880	217,471
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,432	285,687
Broadcom Corp.—Class A* (Semiconductors)	4,144	195,390
Brown-Forman Corp. (Beverages)	592	41,037
Burlington Resources, Inc. (Oil & Gas)	5,328	459,274
Campbell Soup Co. (Food)	2,960	88,119
Capital One Financial Corp. (Diversified Financial Services)	4,144	358,042
Cardinal Health, Inc. (Pharmaceuticals)	6,512	447,700
Caremark Rx, Inc.* (Pharmaceuticals)	6,512	337,256
Carnival Corp. (Leisure Time)	4,144	221,579
Cendant Corp. (Commercial Services)	15,392	265,512
Centex Corp. (Home Builders)	1,776	126,966
ChevronTexaco Corp. (Oil & Gas)	18,944	1,075,452
Chiron Corp.* (Biotechnology)	1,776	78,961
CIENA Corp.* (Telecommunications)	2,368	7,033
CIGNA Corp. (Insurance)	1,184	132,253
Cincinnati Financial Corp. (Insurance)	1,184	52,901
Cintas Corp. (Textiles)	1,776	73,136
Cisco Systems, Inc.* (Telecommunications)	91,168	1,560,796
Citrix Systems, Inc.* (Software)	2,368	68,151
Clear Channel Communications, Inc. (Media)	8,288	260,658
Clorox Co. (Household Products/Wares)	2,368	134,716
Coach, Inc.* (Apparel)	5,920	197,373
Coca-Cola Co. (Beverages)	16,576	668,179
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,696	422,126
Computer Associates International, Inc. (Software)	2,368	66,754

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Compuware Corp.* (Software)	1,776	$15,931
Comverse Technology, Inc.* (Telecommunications)	1,184	31,483
Convergys Corp.* (Commercial Services)	592	9,383
Corning, Inc.* (Telecommunications)	8,880	174,581
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,880	303,607
Coventry Health Care, Inc.* (Healthcare-Services)	2,368	134,881
D.R. Horton, Inc. (Home Builders)	4,144	148,065
Danaher Corp. (Miscellaneous Manufacturing)	3,552	198,131
Darden Restaurants, Inc. (Retail)	1,776	69,051
Dell, Inc.* (Computers)	34,928	1,047,491
Devon Energy Corp. (Oil & Gas)	6,512	407,260
Dollar General Corp. (Retail)	2,960	56,447
Dow Jones & Co., Inc. (Media)	592	21,010
E*TRADE Financial Corp.* (Diversified Financial Services)	3,552	74,095
eBay, Inc.* (Internet)	17,168	742,517
Ecolab, Inc. (Chemicals)	2,960	107,359
Edison International (Electric)	2,368	103,268
Electronic Arts, Inc.* (Software)	4,736	247,740
Eli Lilly & Co. (Pharmaceuticals)	16,576	938,036
EMC Corp.* (Computers)	15,984	217,702
EOG Resources, Inc. (Oil & Gas)	3,552	260,610
Equifax, Inc. (Commercial Services)	1,776	67,524
Exelon Corp. (Electric)	5,920	314,589
Express Scripts, Inc* (Pharmaceuticals)	2,368	198,438
Exxon Mobil Corp. (Oil & Gas)	59,200	3,325,265
Family Dollar Stores, Inc. (Retail)	1,184	29,351
Fannie Mae (Diversified Financial Services)	7,104	346,746
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,184	43,855
FedEx Corp. (Transportation)	1,776	183,621
Fifth Third Bancorp (Banks)	4,144	156,312
First Data Corp. (Software)	11,248	483,776
Fiserv, Inc.* (Software)	2,960	128,079
Fisher Scientific International, Inc.* (Electronics)	1,776	109,863
Forest Laboratories, Inc.* (Pharmaceuticals)	4,736	192,660
Fortune Brands, Inc. (Household Products/Wares)	2,368	184,751
Franklin Resources, Inc. (Diversified Financial Services)	1,184	111,308
Freddie Mac (Diversified Financial Services)	10,064	657,682
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,184	63,699
Freescale Semiconductor, Inc.—Class B* (Semiconductors)	2,368	59,603
Gannett Co., Inc. (Media)	1,776	107,572
General Dynamics Corp. (Aerospace/Defense)	2,960	337,587
General Electric Co. (Miscellaneous Manufacturing)	75,184	2,635,199
General Mills, Inc. (Food)	5,328	262,777
Genzyme Corp.* (Biotechnology)	2,368	167,607
Gilead Sciences, Inc.* (Pharmaceuticals)	6,512	342,727
Golden West Financial Corp. (Savings & Loans)	3,552	234,432
Guidant Corp. (Healthcare-Products)	4,736	306,656
H & R Block, Inc. (Commercial Services)	4,736	116,269
Halliburton Co. (Oil & Gas Services)	2,368	146,721
Harley-Davidson, Inc. (Leisure Time)	4,144	213,375
Harrah’s Entertainment, Inc. (Lodging)	1,776	126,611
HCA, Inc. (Healthcare-Services)	3,552	179,376
Health Management Associates, Inc.—Class A (Healthcare-Services)	3,552	78,002
Heinz (H.J.) Co. (Food)	2,368	79,849
Hilton Hotels Corp. (Lodging)	2,368	57,092
Home Depot, Inc. (Retail)	31,376	1,270,100
Hospira, Inc.* (Pharmaceuticals)	2,368	101,303
Humana, Inc.* (Healthcare-Services)	2,368	128,653
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,184	104,180
IMS Health, Inc. (Software)	3,552	88,516
Intel Corp. (Semiconductors)	46,176	1,152,552
International Business Machines Corp. (Computers)	23,088	1,897,833
International Flavors & Fragrances, Inc. (Chemicals)	592	19,832
International Game Technology (Entertainment)	4,736	145,774
Interpublic Group of Cos., Inc.* (Advertising)	2,368	22,851
Intuit, Inc.* (Software)	2,368	126,214
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,184	121,739
Jabil Circuit, Inc.* (Electronics)	2,368	87,829
Janus Capital Group, Inc. (Diversified Financial Services)	2,960	55,145
JDS Uniphase Corp.* (Telecommunications)	8,880	20,957
Johnson & Johnson (Healthcare-Products)	43,808	2,632,861
KB Home (Home Builders)	592	43,015
Kellogg Co. (Food)	3,552	153,517
Kerr-McGee Corp. (Oil & Gas)	592	53,789
Kimberly-Clark Corp. (Household Products/Wares)	3,552	211,877
Kinder Morgan, Inc. (Pipelines)	592	54,434
King Pharmaceuticals, Inc.* (Pharmaceuticals)	3,552	60,100
KLA -Tencor Corp. (Semiconductors)	1,776	87,610
Knight-Ridder, Inc. (Media)	592	37,474
Kohls Corp.* (Retail)	5,328	258,941
Kroger Co.* (Food)	5,920	111,770
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,776	132,046
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,776	95,638
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,776	227,630
Lennar Corp.—Class A (Home Builders)	1,776	108,372
Lexmark International, Inc.—Class A* (Computers)	1,776	79,618
Linear Technology Corp. (Semiconductors)	4,736	170,828
Liz Claiborne, Inc. (Apparel)	1,776	63,616
Lowe’s Cos., Inc. (Retail)	11,840	789,254
LSI Logic Corp.* (Semiconductors)	1,776	14,208
Lucent Technologies, Inc.* (Telecommunications)	22,496	59,839
M &T Bank Corp. (Banks)	592	64,558
Manor Care, Inc. (Healthcare-Services)	1,184	47,088
Marriott International, Inc.—Class A (Lodging)	1,184	79,292
Marsh & McLennan Cos., Inc. (Insurance)	4,736	150,415
Marshall & Ilsley Corp. (Banks)	1,184	50,959
Maxim Integrated Products, Inc. (Semiconductors)	4,736	171,633
Maytag Corp. (Home Furnishings)	592	11,141
MBIA, Inc. (Insurance)	1,184	71,229
MBNA Corp. (Diversified Financial Services)	18,352	498,440
McCormick & Co., Inc. (Food)	1,776	54,914
McDonald’s Corp. (Retail)	10,064	339,358
McGraw-Hill Cos., Inc. (Media)	2,960	152,825
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,368	132,134
MedImmune, Inc.* (Biotechnology)	3,552	124,391
Medtronic, Inc. (Healthcare-Products)	17,760	1,022,443
Mellon Financial Corp. (Banks)	2,368	81,104
Merck & Co., Inc. (Pharmaceuticals)	14,800	470,788
Mercury Interactive Corp.* (Software)	1,184	32,903
Meredith Corp. (Media)	592	30,985
MGIC Investment Corp. (Insurance)	1,184	77,931
Microsoft Corp. (Software)	135,568	3,545,104
Millipore Corp.* (Biotechnology)	592	39,096
Molex, Inc. (Electrical Components & Equipment)	592	15,362
Monsanto Co. (Agriculture)	1,184	91,796
Monster Worldwide, Inc.* (Internet)	592	24,165
Moody’s Corp. (Commercial Services)	1,776	109,082
Motorola, Inc. (Telecommunications)	11,248	254,092
Murphy Oil Corp. (Oil & Gas)	1,184	63,924
Mylan Laboratories, Inc. (Pharmaceuticals)	2,960	59,082

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Nabors Industries, Ltd.* (Oil & Gas)	2,368	$179,376
National Semiconductor Corp. (Semiconductors)	2,368	61,521
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,776	111,355
NCR Corp.* (Computers)	1,184	40,185
Network Appliance, Inc.* (Computers)	5,328	143,856
Newmont Mining Corp. (Mining)	4,144	221,290
NIKE, Inc.—Class B (Apparel)	2,960	256,899
Noble Corp. (Oil & Gas)	1,184	83,519
Northern Trust Corp. (Banks)	1,184	61,355
Novellus Systems, Inc.* (Semiconductors)	592	14,279
NVIDIA Corp.* (Semiconductors)	2,368	86,574
Occidental Petroleum Corp. (Oil & Gas)	4,144	331,023
Office Depot, Inc.* (Retail)	2,960	92,944
Omnicom Group, Inc. (Advertising)	2,960	251,985
Oracle Corp.* (Software)	55,648	679,463
Pactiv Corp.* (Packaging & Containers)	1,184	26,048
Pall Corp. (Miscellaneous Manufacturing)	1,184	31,802
Parametric Technology Corp.* (Software)	1,184	7,222
Patterson Cos., Inc.* (Healthcare-Products)	1,776	59,318
Paychex, Inc. (Commercial Services)	4,736	180,536
PepsiCo, Inc. (Beverages)	24,272	1,433,990
Pfizer, Inc. (Pharmaceuticals)	108,928	2,540,201
Pitney Bowes, Inc. (Office/Business Equipment)	1,776	75,036
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,184	42,683
PMC-Sierra, Inc.* (Semiconductors)	1,184	9,129
Praxair, Inc. (Chemicals)	2,368	125,409
Procter & Gamble Co. (Cosmetics/Personal Care)	49,728	2,878,256
Progressive Corp. (Insurance)	2,960	345,669
Prologis (REIT)	1,184	55,316
Prudential Financial, Inc. (Insurance)	4,144	303,299
Public Storage, Inc. (REIT)	592	40,090
QLogic Corp.* (Semiconductors)	1,184	38,492
Qualcomm, Inc. (Telecommunications)	14,208	612,081
Quest Diagnostics, Inc. (Healthcare-Services)	2,368	121,905
RadioShack Corp. (Retail)	1,776	37,349
Reebok International, Ltd. (Apparel)	592	34,472
Robert Half International, Inc. (Commercial Services)	1,184	44,862
Rockwell Collins, Inc. (Aerospace/Defense)	2,368	110,041
Rockwell International Corp. (Machinery-Diversified)	1,184	70,045
Rowan Cos., Inc. (Oil & Gas)	592	21,099
Sara Lee Corp. (Food)	5,920	111,888
Schering-Plough Corp. (Pharmaceuticals)	21,904	456,698
Schlumberger, Ltd. (Oil & Gas Services)	3,552	345,077
Schwab (Diversified Financial Services)	7,696	112,900
Scientific-Atlanta, Inc. (Telecommunications)	1,184	50,995
Sears Holdings Corp.* (Retail)	1,184	136,788
Sherwin-Williams Co. (Chemicals)	592	26,889
Siebel Systems, Inc. (Software)	4,144	43,844
Sigma-Aldrich Corp. (Chemicals)	1,184	74,935
Simon Property Group, Inc. (REIT)	1,184	90,730
SLM Corp. (Diversified Financial Services)	5,920	326,133
Southwest Airlines Co. (Airlines)	4,736	77,812
St.Jude Medical, Inc.* (Healthcare-Products)	5,328	267,466
Staples, Inc. (Retail)	6,512	147,888
Starbucks Corp.* (Retail)	11,248	337,552
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,960	189,027
State Street Corp. (Banks)	2,960	164,101
Stryker Corp. (Healthcare-Products)	4,144	184,118
Symantec Corp.* (Internet)	15,984	279,720
Synovus Financial Corp. (Banks)	2,368	63,960
Sysco Corp. (Food)	9,472	294,106
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,184	85,284
Target Corp. (Retail)	13,024	715,929
Tektronix, Inc. (Electronics)	592	16,700
Texas Instruments, Inc. (Semiconductors)	11,840	379,708
The AES Corp.* (Electric)	4,736	74,971
The E.W. Scripps Co.—Class A (Media)	592	28,428
The Gap, Inc. (Retail)	5,328	93,986
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,368	41,156
The Hershey Co. (Food)	1,776	98,124
The New York Times Co.—Class A (Media)	1,184	31,317
The Pepsi Bottling Group, Inc. (Beverages)	1,184	33,874
Thermo Electron Corp.* (Electronics)	592	17,837
Tiffany & Co. (Retail)	2,368	90,671
Time Warner, Inc. (Media)	37,296	650,442
TJX Cos., Inc. (Retail)	7,104	165,026
Torchmark Corp. (Insurance)	592	32,915
Transocean Sedco Forex, Inc.* (Oil & Gas)	1,776	123,769
TXU Corp. (Electric)	2,368	118,850
United Parcel Service, Inc.—Class B (Transportation)	10,656	800,798
UnitedHealth Group, Inc. (Healthcare-Services)	20,128	1,250,753
Univision Communications, Inc.—Class A* (Media)	3,552	104,393
UST, Inc. (Agriculture)	2,368	96,685
Valero Energy Corp. (Oil & Gas)	9,472	488,755
Vornado Realty Trust (REIT)	1,184	98,829
Vulcan Materials Co. (Building Materials)	592	40,108
W.W. Grainger, Inc. (Distribution/Wholesale)	592	42,091
Wal-Mart Stores, Inc. (Retail)	36,704	1,717,747
Walgreen Co. (Retail)	14,800	655,048
Waste Management, Inc. (Environmental Control)	4,144	125,770
Waters Corp.* (Electronics)	1,776	67,133
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,776	57,738
Weatherford International, Ltd.* (Oil & Gas Services)	2,960	107,152
Wendy’s International, Inc. (Retail)	1,776	98,142
Wrigley (Wm.) Jr.Co. (Food)	2,368	157,448
Wyeth (Pharmaceuticals)	20,128	927,297
Xilinx, Inc. (Semiconductors)	2,960	74,622
XTO Energy, Inc. (Oil & Gas)	5,328	234,112
Yahoo!, Inc.* (Internet)	18,944	742,226
YUM! Brands, Inc. (Retail)	4,144	194,271
Zimmer Holdings, Inc.* (Healthcare-Products)	3,552	239,547
Zions Bancorp (Banks)	592	44,732

TOTAL COMMON STOCKS (Cost $80,968,390)		84,074,354

Repurchase Agreements (0.1%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $115,048 (Collateralized by $107,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $117,351)	$115,000	115,000

TOTAL REPURCHASE AGREEMENTS (Cost $115,000)		115,000

TOTAL INVESTMENT SECURITIES (Cost $81,083,390)—100.8%		84,189,354
Net other assets (liabilities)—(0.8)%		(677,396)

NET ASSETS—100.0%		$83,511,958

*	Non-income producing security
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $125,225)	2	$(1,332)

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.7%
Auto Parts & Equipment	NM
Banks	0.8%
Beverages	3.2%
Biotechnology	2.4%
Building Materials	0.1%
Chemicals	0.4%
Commercial Services	1.1%
Computers	4.8%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.1%
Electric	0.7%
Electrical Components & Equipment	NM
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	1.7%
Forest Products & Paper	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.8%
Healthcare-Services	2.6%
Home Builders	0.5%
Home Furnishings	NM
Household Products/Wares	0.6%
Insurance	3.7%
Internet	2.4%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.5%
Machinery-Diversified	0.1%
Media	1.7%
Mining	0.3%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.1%
Oil & Gas	9.5%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	10.2%
Pipelines	0.1%
Real Estate Investment Trust	0.3%
Retail	9.3%
Savings & Loans	0.3%
Semiconductors	3.5%
Software	7.5%
Telecommunications	3.5%
Textiles	0.1%
Transportation	1.2%
Other**	(0.7)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $80,968,390)	$84,074,354
Repurchase agreements, at cost	115,000

Total Investment Securities	84,189,354
Cash	1,311
Segregated cash balances with brokers for futures contracts	6,835
Dividends and interest receivable	105,547
Receivable for capital shares issued	182
Prepaid expenses	29

Total Assets	84,303,258

Liabilities:
Payable for capital shares redeemed	643,249
Variation margin on futures contracts	875
Advisory fees payable	51,933
Management services fees payable	10,386
Administration fees payable	2,407
Administrative services fees payable	36,654
Distribution fees payable	18,653
Trustee fees payable	208
Transfer agency fees payable	2,046
Fund accounting fees payable	3,022
Compliance services fees payable	1,086
Other accrued expenses	20,781

Total Liabilities	791,300

Net Assets	$83,511,958

Net Assets consist of:
Capital	$82,445,062
Accumulated net realized gains (losses) on investments	(2,037,736)
Net unrealized appreciation (depreciation) on investments	3,104,632

Net Assets	$83,511,958

Shares of Beneficial Interest Outstanding	2,623,621

Net Asset Value (offering and redemption price per share)	$31.83

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$458,260
Interest	2,285

Total Investment Income	460,545

Expenses:
Advisory fees	229,608
Management services fees	45,922
Administration fees	9,651
Transfer agency fees	9,933
Administrative services fees	149,769
Distribution fees	76,541
Custody fees	27,543
Fund accounting fees	16,387
Trustee fees	320
Compliance services fees	1,273
Other fees	21,942
Recoupment of prior expenses reimbursed by the Advisor	4,731

Total Expenses	593,620

Net Investment Income (Loss)	(133,075)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,849,905)
Change in net unrealized appreciation/depreciation on investments	3,026,823

Net Realized and Unrealized Gains (Losses) on Investments	1,176,918

Change in Net Assets Resulting from Operations	$1,043,843

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(133,075)	$781
Net realized gains (losses) on investments	(1,849,905)	(16,107)
Change in net unrealized appreciation/depreciation on investments	3,026,823	77,809

Change in net assets resulting from operations	1,043,843	62,483

Distributions to Shareholders From:
Net investment income	(913)	—
Net realized gains on investments	(38,649)	—

Change in net assets resulting from distributions	(39,562)	—

Capital Transactions:
Proceeds from shares issued	264,026,202	13,769,601
Dividends reinvested	39,562	—
Cost of shares redeemed	(185,459,140)	(9,931,031)

Change in net assets resulting from capital transactions	78,606,624	3,838,570

Change in net assets	79,610,905	3,901,053
Net Assets:
Beginning of period	3,901,053	—

End of period	$83,511,958	$3,901,053

Accumulated net investment income (loss)	$—	$913

Share Transactions:
Issued	8,497,533	444,001
Reinvested	1,249	—
Redeemed	(5,998,579)	(320,583)

Change in shares	2,500,203	123,418

(a)	Commencement of operations

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the period
	year ended	May 3, 2004(a) through
	December 31, 2005	December 31, 2004

Net Asset Value, Beginning of Period	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	0.42	1.57

Total income (loss) from investment activities	0.28	1.61

Distributions to Shareholders From:
Net investment income	— (c)	—
Net realized gains on investments	(0.06)	—

Total distributions	(0.06)	—

Net Asset Value, End of Period	$31.83	$31.61

Total Return	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.94%	3.06%
Net expenses(e)	1.94%	1.98%
Net investment income (loss)(e)	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$83,512	$3,901
Portfolio turnover rate(f)	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

16

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.1 For the year ended December 31, 2005, the Fund had a total return of 4.00%,2 compared to a return of 6.26%3,5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have value characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Value Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Value Index posted a similar return to its large cap counterpart, the S&P 500/Citigroup Value Index. This index was aided by a significant underweight in the weak Communications sector and a slight overweight in the strong Utilities sector. This outperformance was offset by overweights in the Consumer Goods and Consumer Services sectors, which posted below average returns, and an underweight in the strong Energy sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Vintage Petroleum, Commercial Metals, and Energen, while the bottom three performers were Briggs & Stratton, Atmos Energy, and UGI.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[2]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Small-Cap Value	4.00%	18.94%	5.25%

S&P SmallCap 600/Citigroup Value Index	6.26%	22.46%	8.90%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

17

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Value - Sector Composition
% of Index

Basic Materials	5.84%
Communications	2.72%
Consumer, Cyclical	18.07%
Consumer, Non-cyclical	11.31%
Diversified	0.00%
Energy	3.89%
Financial	18.15%
Industrial	24.19%
Technology	7.90%
Utilities	7.93%

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.0%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,170	$18,357
A.M.Castle & Co.* (Metal Fabricate/Hardware)	2,340	51,106
AAR Corp.* (Aerospace/Defense)	7,800	186,810
Aaron Rents, Inc. (Commercial Services)	5,850	123,318
ABM Industries, Inc. (Commercial Services)	8,970	175,363
Acadia Realty Trust (REIT)	7,410	148,571
Actel Corp.* (Semiconductors)	5,850	74,471
Acuity Brands, Inc. (Miscellaneous Manufacturing)	10,530	334,854
Adaptec, Inc.* (Telecommunications)	26,520	154,345
Administaff, Inc. (Commercial Services)	3,120	131,196
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	6,630	78,433
Aeroflex, Inc.* (Telecommunications)	10,530	113,198
Agilysys, Inc. (Computers)	7,020	127,904
Albany International Corp.—Class A (Machinery-Diversified)	4,680	169,229
Aleris International, Inc.* (Environmental Control)	7,410	238,899
ALLETE, Inc. (Electric)	7,020	308,881
Alliance One International, Inc. (Agriculture)	20,280	79,092
Alpharma, Inc. (Pharmaceuticals)	6,630	189,021
Altiris, Inc.* (Software)	1,950	32,936
AMCOL International Corp. (Mining)	2,730	56,020
American Italian Pasta Co. (Food)	4,290	29,172
American States Water Co. (Water)	3,900	120,120
Analogic Corp. (Electronics)	1,560	74,646
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,340	70,996
Angelica Corp. (Textiles)	2,340	38,704
Anixter International, Inc. (Telecommunications)	7,410	289,878
Apogee Enterprises, Inc. (Building Materials)	6,630	107,539
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,850	197,087
Applied Signal Technology, Inc. (Telecommunications)	2,730	61,971
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,680	244,296
Arch Chemicals, Inc. (Chemicals)	5,460	163,254
Arctic Cat, Inc. (Leisure Time)	1,560	31,294
Arkansas Best Corp. (Transportation)	5,850	255,528
Armor Holdings, Inc.* (Aerospace/Defense)	3,510	149,702
ArQule, Inc.* (Biotechnology)	4,290	26,255
Artesyn Technologies, Inc.* (Electrical Components & Equipment)	9,360	96,408
Ashworth, Inc.* (Apparel)	3,120	26,364
Astec Industries, Inc.* (Machinery-Construction & Mining)	3,900	127,374
ATMI, Inc.* (Semiconductors)	5,460	152,716
Atmos Energy Corp. (Gas)	18,720	489,715
Atwood Oceanics, Inc.* (Oil & Gas)	1,560	121,727
Audiovox Corp.—Class A* (Telecommunications)	4,680	64,865
Avid Technology, Inc.* (Software)	6,240	341,702
Avista Corp. (Electric)	11,310	200,300
Axcelis Technologies, Inc.* (Semiconductors)	23,400	111,618
Aztar Corp.* (Lodging)	3,900	118,521
Baldor Electric Co. (Hand/Machine Tools)	6,630	170,060
Bally Total Fitness Holding Corp.* (Leisure Time)	7,800	48,984
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	5,070	70,980
BankUnited Financial Corp.—Class A (Savings & Loans)	3,900	103,623
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,900	128,700
Bassett Furniture Industries, Inc. (Home Furnishings)	2,730	50,505
Bel Fuse, Inc.—Class B (Electronics)	1,560	49,608
Belden, Inc. (Electrical Components & Equipment)	10,140	247,719
Bell Microproducts, Inc.* (Distribution/Wholesale)	7,020	53,703
Benchmark Electronics, Inc.* (Electronics)	9,750	327,892
Black Box Corp. (Telecommunications)	2,340	110,869
Blue Coat Systems, Inc.* (Internet)	1,560	71,323
Boston Private Financial Holdings, Inc. (Banks)	3,510	106,774
Bowne & Co., Inc. (Commercial Services)	7,410	109,964
Brady Corp.—Class A (Electronics)	7,020	253,983
Briggs & Stratton Corp. (Machinery-Diversified)	12,090	468,970
Brightpoint, Inc.* (Distribution/Wholesale)	6,240	173,035
Brookline Bancorp, Inc. (Savings & Loans)	14,430	204,473
Brooks Automation, Inc.* (Semiconductors)	17,160	215,014
Brown Shoe Co., Inc. (Retail)	4,290	182,025
Brush Engineered Materials, Inc.* (Mining)	4,290	68,211
Buckeye Technologies, Inc.* (Forest Products & Paper)	7,800	62,790
Building Materials Holding Corp. (Distribution/Wholesale)	1,950	133,010
Burlington Coat Factory Warehouse Corp. (Retail)	3,900	156,819
C&D Technologies, Inc. (Electrical Components & Equipment)	5,850	44,577
C-COR.net Corp.* (Telecommunications)	11,310	54,967
Cambrex Corp. (Biotechnology)	6,240	117,125

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Captaris, Inc.* (Software)	6,630	$24,465
Caraustar Industries, Inc.* (Forest Products & Paper)	6,630	57,615
Carpenter Technology Corp. (Iron/Steel)	5,070	357,283
Carreker Corp.* (Computers)	2,730	13,623
Cascade Natural Gas Corp. (Gas)	2,730	53,262
Casey’s General Stores, Inc. (Retail)	11,700	290,159
Cash America International, Inc. (Retail)	4,290	99,485
Catapult Communications Corp.* (Computers)	780	11,536
CCE Spinco, Inc.* (Commercial Services)	11,310	148,161
CDI Corp. (Commercial Services)	2,730	74,802
Central Pacific Financial Corp. (Banks)	3,900	140,088
Central Parking Corp. (Commercial Services)	4,290	58,859
Central Vermont Public Service Corp. (Electric)	2,730	49,167
Century Aluminum Co.* (Mining)	5,460	143,106
CH Energy Group, Inc. (Electric)	3,120	143,208
Champion Enterprises, Inc.* (Home Builders)	11,700	159,354
Chaparral Steel Co.* (Iron/Steel)	5,460	165,165
Checkpoint Systems, Inc.* (Electronics)	5,070	124,976
Chemed Corp. (Commercial Services)	5,850	290,627
Chesapeake Corp. (Packaging & Containers)	4,680	79,466
Chittenden Corp. (Banks)	10,920	303,685
Ciber, Inc.* (Computers)	12,870	84,942
Clarcor, Inc. (Miscellaneous Manufacturing)	7,020	208,564
CLECO Corp. (Electric)	11,700	243,945
Cleveland-Cliffs, Inc. (Iron/Steel)	2,730	241,796
Coachmen Industries, Inc. (Home Builders)	3,120	36,847
Cognex Corp. (Machinery-Diversified)	6,630	199,497
Coherent, Inc.* (Electronics)	7,410	219,928
Cohu, Inc. (Semiconductors)	3,510	80,274
Colonial Properties Trust (REIT)	10,530	442,048
Commercial Metals Co. (Metal Fabricate/Hardware)	13,650	512,420
Commercial NET Lease Realty (REIT)	12,480	254,218
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,340	79,022
Community Bank System, Inc. (Banks)	7,020	158,301
CONMED Corp.* (Healthcare-Products)	4,290	101,501
Consolidated Graphics, Inc.* (Commercial Services)	2,730	129,238
Corn Products International, Inc. (Food)	17,160	409,952
Cost Plus, Inc.* (Retail)	2,730	46,820
CPI Corp. (Commercial Services)	1,560	29,188
Cross Country Healthcare, Inc.* (Commercial Services)	1,950	34,671
CryoLife, Inc.* (Biotechnology)	3,120	10,421
CTS Corp. (Electronics)	8,190	90,581
Cubic Corp. (Electronics)	3,510	70,060
Cyberonics, Inc.* (Healthcare-Products)	1,950	62,985
Cymer, Inc.* (Electronics)	4,290	152,338
Datascope Corp. (Healthcare-Products)	2,730	90,227
Delphi Financial Group, Inc.—Class A (Insurance)	6,630	305,046
Deltic Timber Corp. (Forest Products & Paper)	1,950	101,127
Digi International, Inc.* (Software)	4,680	49,093
Dime Community Bancshares, Inc. (Savings & Loans)	3,510	51,281
Ditech Communications Corp.* (Telecommunications)	7,410	61,874
DJ Orthopedics, Inc.* (Healthcare-Products)	3,120	86,050
Downey Financial Corp. (Savings & Loans)	2,340	160,033
Dress Barn, Inc.* (Retail)	2,340	90,347
Drew Industries, Inc.* (Building Materials)	2,730	76,959
Drill-Quip, Inc.* (Oil & Gas Services)	780	36,816
DRS Technologies, Inc. (Aerospace/Defense)	3,510	180,484
DSP Group, Inc.* (Semiconductors)	2,730	68,414
EastGroup Properties, Inc. (REIT)	5,070	228,961
EDO Corp. (Aerospace/Defense)	1,560	42,214
EGL, Inc.* (Transportation)	7,410	278,394
El Paso Electric Co.* (Electric)	11,310	237,962
Electro Scientific Industries, Inc.* (Electronics)	6,630	160,115
ElkCorp (Building Materials)	1,950	65,637
EMCOR Group, Inc.* (Engineering & Construction)	3,510	237,030
Energen Corp. (Gas)	17,160	623,251
Entertainment Properties Trust (REIT)	5,850	238,388
Enzo Biochem, Inc.* (Biotechnology)	3,120	38,750
ESS Technology, Inc.* (Semiconductors)	8,190	28,092
Essex Property Trust, Inc. (REIT)	3,120	287,663
Esterline Technologies Corp.* (Aerospace/Defense)	5,850	217,562
Ethan Allen Interiors, Inc. (Home Furnishings)	4,680	170,961
Exar Corp.* (Semiconductors)	8,190	102,539
FEI Co.* (Electronics)	2,730	52,334
Fidelity Bankshares, Inc. (Savings & Loans)	2,340	76,518
Filenet Corp.* (Software)	5,460	141,141
Financial Federal Corp. (Diversified Financial Services)	1,560	69,342
First BanCorp. (Banks)	18,720	232,315
First Midwest Bancorp, Inc. (Banks)	6,240	218,774
First Republic Bank (Banks)	2,730	101,037
FirstFed Financial Corp.* (Savings & Loans)	1,560	85,051
Fleetwood Enterprises, Inc.* (Home Builders)	14,820	183,027
Florida Rock Industries, Inc. (Building Materials)	3,900	191,334
Flowers Foods, Inc. (Food)	12,090	333,200
Franklin Bank Corp. Houston* (Savings & Loans)	4,290	77,177
Fred’s, Inc. (Retail)	9,360	152,287
Frontier Airlines, Inc.* (Airlines)	8,580	79,279
Fuller (H.B.) Co. (Chemicals)	6,630	212,624
G & K Services, Inc. (Textiles)	2,730	107,152
Gardner Denver, Inc.* (Machinery-Diversified)	3,510	173,043
General Communication, Inc.—Class A* (Telecommunications)	3,900	40,287
Gentiva Health Services, Inc.* (Healthcare-Services)	5,460	80,480
Georgia Gulf Corp. (Chemicals)	7,800	237,276
Gerber Scientific, Inc.* (Machinery-Diversified)	5,070	48,520
Gevity HR, Inc. (Commercial Services)	4,680	120,370
Glacier Bancorp, Inc. (Banks)	3,510	105,476
Glenborough Realty Trust, Inc. (REIT)	8,190	148,239
Global Imaging Systems, Inc.* (Office/Business Equipment)	1,950	67,529
Gold Banc Corp., Inc. (Banks)	4,680	85,270
Green Mountain Power Corp. (Electric)	1,170	33,661
Griffon Corp.* (Miscellaneous Manufacturing)	5,850	139,289
Group 1 Automotive, Inc.* (Retail)	5,070	159,350
Gymboree Corp.* (Apparel)	4,680	109,512
Haemonetics Corp.* (Healthcare-Products)	2,340	114,332
Hain Celestial Group, Inc.* (Food)	7,020	148,543
Hancock Fabrics, Inc. (Retail)	4,290	17,460
Harland (John H.) Co. (Household Products/Wares)	2,340	87,984
Harmonic, Inc.* (Telecommunications)	11,700	56,745
Haverty Furniture Cos., Inc. (Retail)	5,070	65,352
Healthcare Services Group, Inc. (Commercial Services)	3,510	72,692
Heidrick & Struggles International, Inc.* (Commercial Services)	2,730	87,497
Hologic, Inc.* (Healthcare-Products)	5,070	192,255
Hooper Holmes, Inc. (Commercial Services)	15,210	38,786
Hub Group, Inc.* (Transportation)	4,680	165,438
Hudson United Bancorp (Banks)	6,240	260,083
Hughes Supply, Inc. (Distribution/Wholesale)	15,600	559,260
Hutchinson Technology, Inc.* (Computers)	5,850	166,433
Hyperion Solutions Corp.* (Software)	6,240	223,517
IDEX Corp. (Machinery-Diversified)	6,630	272,559
IHOP Corp. (Retail)	2,340	109,769
Infinity Property & Casualty Corp. (Insurance)	4,680	174,143
Infospace, Inc.* (Internet)	3,510	90,628

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Input/Output, Inc.* (Oil & Gas Services)	16,380	$115,151
Insight Enterprises, Inc.* (Retail)	10,920	214,141
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	3,510	67,989
Inter-Tel, Inc. (Software)	2,730	53,426
Interface, Inc.—Class A* (Office Furnishings)	11,310	92,968
Intermagnetics General Corp.* (Electrical Components & Equipment)	2,340	74,646
Invacare Corp. (Healthcare-Products)	3,900	122,811
Irwin Financial Corp. (Banks)	1,950	41,769
Itron, Inc.* (Electronics)	2,730	109,309
J & J Snack Foods Corp. (Food)	780	46,340
J. Jill Group, Inc.* (Retail)	2,730	51,952
Jack in the Box, Inc.* (Retail)	3,120	108,982
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	6,240	130,665
JDA Software Group, Inc.* (Software)	3,900	66,339
JLG Industries, Inc. (Machinery-Construction & Mining)	6,630	302,726
Jo-Ann Stores, Inc.* (Retail)	5,460	64,428
Jos. A. Bank Clothiers, Inc.* (Retail)	390	16,930
K2, Inc.* (Leisure Time)	10,920	110,401
Kaman Corp.—Class A (Aerospace/Defense)	5,460	107,507
Kansas City Southern Industries, Inc.* (Transportation)	17,160	419,218
Kaydon Corp. (Metal Fabricate/Hardware)	6,630	213,088
Keane, Inc.* (Software)	10,530	115,935
Keithley Instruments, Inc. (Electronics)	3,510	49,070
Kellwood Co. (Apparel)	6,630	158,324
Kilroy Realty Corp. (REIT)	4,290	265,551
Kirby Corp.* (Transportation)	2,340	122,078
Kopin Corp.* (Semiconductors)	8,190	43,817
Kulicke & Soffa Industries, Inc.* (Semiconductors)	12,090	106,876
La-Z-Boy, Inc. (Home Furnishings)	12,090	163,940
Labor Ready, Inc.* (Commercial Services)	6,240	129,917
Laclede Group, Inc. (Gas)	5,070	148,095
Lance, Inc. (Food)	7,020	130,783
LandAmerica Financial Group, Inc. (Insurance)	3,900	243,360
Landry’s Restaurants, Inc. (Retail)	1,950	52,085
Laserscope* (Healthcare-Products)	2,340	52,556
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,170	44,156
LCA-Vision, Inc. (Healthcare-Products)	2,340	111,173
Lennox International, Inc. (Building Materials)	13,260	373,931
Lenox Group, Inc.* (Toys/Games/Hobbies)	3,120	41,309
Lexington Corporate Properties Trust (REIT)	12,090	257,517
Libbey, Inc. (Housewares)	3,120	31,886
Lindsay Manufacturing Co. (Machinery-Diversified)	1,560	29,999
Linens’n Things, Inc.* (Retail)	10,530	280,097
Littelfuse, Inc.* (Electrical Components & Equipment)	3,510	95,648
Lone Star Steakhouse & Saloon, Inc. (Retail)	4,290	101,845
Lone Star Technologies, Inc.* (Oil & Gas Services)	3,900	201,474
Longs Drug Stores Corp. (Retail)	6,240	227,073
Lufkin Industries, Inc. (Oil & Gas Services)	3,510	175,044
Lydall, Inc.* (Miscellaneous Manufacturing)	3,900	31,785
M/I Schottenstein Homes, Inc. (Home Builders)	1,170	47,525
Macdermid, Inc. (Chemicals)	3,120	87,048
MAF Bancorp, Inc. (Savings & Loans)	3,900	161,382
MagneTek, Inc.* (Electrical Components & Equipment)	6,630	21,548
Manitowoc Co. (Machinery-Diversified)	3,510	176,272
MapInfo Corp.* (Software)	4,680	59,015
Marcus Corp. (Lodging)	5,070	119,145
MarineMax, Inc.* (Retail)	1,560	49,249
Massey Energy Co. (Coal)	10,920	413,540
Material Sciences Corp.* (Iron/Steel)	3,120	43,992
Maverick Tube Corp.* (Oil & Gas Services)	4,680	186,545
Maximus, Inc. (Commercial Services)	1,950	71,546
Meade Instruments Corp.* (Electronics)	2,340	6,388
Mesa Air Group, Inc.* (Airlines)	3,120	32,635
Methode Electronics, Inc.—Class A (Electronics)	8,580	85,543
MGI Pharma, Inc.* (Pharmaceuticals)	9,360	160,618
Micros Systems, Inc.* (Computers)	3,900	188,448
Microsemi Corp.* (Semiconductors)	7,410	204,960
Midas, Inc.* (Commercial Services)	1,950	35,802
Mobile Mini, Inc.* (Storage/Warehousing)	1,170	55,458
Monaco Coach Corp. (Home Builders)	6,240	82,992
Moog, Inc.—Class A* (Aerospace/Defense)	4,290	121,750
MRO Software, Inc.* (Software)	3,120	43,805
MTS Systems Corp. (Computers)	2,730	94,567
Mueller Industries, Inc. (Metal Fabricate/Hardware)	8,580	235,264
Myers Industries, Inc. (Miscellaneous Manufacturing)	7,410	108,038
Napster, Inc.* (Software)	7,020	24,710
Nash Finch Co. (Food)	3,120	79,498
National Presto Industries, Inc. (Housewares)	1,170	51,890
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	1,560	28,205
NCI Building Systems, Inc* (Building Materials)	5,070	215,374
NCO Group, Inc.* (Commercial Services)	7,410	125,377
NDCHealth Corp.* (Software)	5,850	112,496
Neenah Paper, Inc. (Forest Products & Paper)	3,510	98,280
NETGEAR, Inc.* (Telecommunications)	2,730	52,553
Network Equipment Technologies, Inc.* (Telecommunications)	5,850	25,740
New Century Financial Corp. (REIT)	5,850	211,010
New Jersey Resources Corp. (Gas)	3,120	130,697
Northwest Natural Gas Co. (Gas)	6,240	213,283
Novatel Wireless, Inc.* (Telecommunications)	3,900	47,229
NS Group, Inc.* (Metal Fabricate/Hardware)	3,510	146,753
O’Charley’s, Inc.* (Retail)	5,070	78,636
Oceaneering International, Inc.* (Oil & Gas Services)	2,340	116,485
Offshore Logistics, Inc.* (Transportation)	3,120	91,104
Old Dominion Freight Line, Inc.* (Transportation)	3,510	94,700
OM Group, Inc.* (Chemicals)	3,510	65,848
Omnova Solutions, Inc.* (Chemicals)	9,360	44,928
On Assignment, Inc.* (Commercial Services)	3,900	42,549
Open Solutions, Inc.* (Software)	1,560	35,755
Oshkosh Truck Corp. (Auto Manufacturers)	7,800	347,802
Osteotech, Inc.* (Healthcare-Products)	3,900	19,383
Owens & Minor, Inc. (Distribution/Wholesale)	9,360	257,681
Oxford Industries, Inc. (Apparel)	3,120	170,665
PAREXEL International Corp.* (Commercial Services)	4,290	86,915
Park Electrochemical Corp. (Electronics)	4,680	121,586
Parkway Properties, Inc. (REIT)	3,120	125,237
Paxar Corp.* (Electronics)	5,460	107,180
PC-Tel, Inc.* (Internet)	5,070	44,413
Pegasus Systems, Inc.* (Leisure Time)	4,290	38,481
Penford Corp. (Chemicals)	1,950	23,790
Pep Boys-Manny, Moe & Jack (Retail)	12,480	185,827
Performance Food Group Co.* (Food)	8,580	243,415
Pericom Semiconductor Corp.* (Semiconductors)	6,240	49,733
Phillips-Van Heusen Corp. (Apparel)	5,070	164,268
Phoenix Technologies, Ltd.* (Software)	5,850	36,621
Photon Dynamics, Inc.* (Electronics)	2,340	42,775
Photronics, Inc.* (Semiconductors)	9,750	146,835
Piedmont Natural Gas Co., Inc. (Gas)	17,940	433,430
Pinnacle Entertainment, Inc.* (Entertainment)	9,360	231,286
Piper Jaffray* (Diversified Financial Services)	4,680	189,072
Planar Systems, Inc.* (Electronics)	3,510	29,379
Playtex Products Inc.* (Household Products/Wares)	8,580	117,288
PolyOne Corp.* (Chemicals)	21,450	137,924
Pope & Talbot, Inc. (Forest Products & Paper)	3,900	32,487
Power Integrations, Inc.* (Semiconductors)	3,120	74,287
Presidential Life Corp. (Insurance)	5,070	96,533

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

ProAssurance Corp.* (Insurance)	3,510	$170,726
Progress Software Corp.* (Software)	3,900	110,682
Prosperity Bancshares, Inc. (Banks)	1,560	44,834
Provident Bankshares Corp. (Banks)	7,800	263,406
Quaker Chemical Corp. (Chemicals)	2,340	44,998
Quanex Corp. (Metal Fabricate/Hardware)	5,850	292,325
Quiksilver, Inc.* (Apparel)	11,310	156,530
Radiant Systems, Inc.* (Computers)	3,510	42,682
RadiSys Corp.* (Computers)	4,680	81,151
Ralcorp Holdings, Inc.* (Food)	2,340	93,389
RARE Hospitality International, Inc.* (Retail)	2,730	82,965
Red Robin Gourmet Burgers, Inc.* (Retail)	1,950	99,372
Regal-Beloit Corp. (Hand/Machine Tools)	7,020	248,508
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	10,140	161,733
RehabCare Group, Inc.* (Healthcare-Services)	1,950	39,390
Reliance Steel & Aluminum Co. (Iron/Steel)	6,630	405,225
Republic Bancorp, Inc. (Banks)	17,550	208,845
Rewards Network, Inc.* (Commercial Services)	2,340	14,976
RLI Corp. (Insurance)	1,950	97,247
Robbins & Myers, Inc. (Machinery-Diversified)	2,730	55,556
Rock-Tenn Co. (Forest Products & Paper)	7,410	101,147
Rogers Corp.* (Electronics)	1,950	76,401
Roper Industries, Inc. (Miscellaneous Manufacturing)	10,920	431,448
RTI International Metals, Inc.* (Mining)	3,510	133,205
Rudolph Technologies, Inc.* (Semiconductors)	2,340	30,139
Russ Berrie & Co., Inc. (Household Products/Wares)	2,730	31,177
Russell Corp. (Apparel)	7,800	104,988
Ryan’s Restaurant Group, Inc.* (Retail)	9,750	117,585
Ryerson Tull, Inc. (Iron/Steel)	5,850	142,272
Sanderson Farms, Inc. (Food)	1,560	47,627
Savient Pharmaceuticals, Inc.* (Biotechnology)	8,580	32,089
SBS Technologies, Inc.* (Electronics)	3,510	35,346
School Specialty, Inc.* (Retail)	3,120	113,693
Schulman (A.), Inc. (Chemicals)	7,020	151,070
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,510	86,978
SCPIE Holdings, Inc.* (Insurance)	2,340	48,672
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,730	185,913
Secure Computing Corp.* (Internet)	5,460	66,940
Selective Insurance Group, Inc. (Insurance)	6,630	352,053
SERENA Software, Inc.* (Software)	2,730	63,991
Shaw Group, Inc.* (Engineering & Construction)	7,800	226,902
Shurgard Storage Centers, Inc.—Class A (REIT)	10,920	619,272
Skyline Corp. (Home Builders)	1,560	56,784
SkyWest, Inc. (Airlines)	5,460	146,656
Skyworks Solutions, Inc.* (Semiconductors)	36,660	186,599
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	4,680	164,268
Sonic Automotive, Inc. (Retail)	7,020	156,406
Sourcecorp* (Commercial Services)	3,510	84,170
South Financial Group, Inc. (Banks)	17,160	472,586
South Jersey Industries, Inc. (Gas)	6,630	193,198
Southern Union Co.* (Gas)	9,750	230,393
Southwest Gas Corp. (Gas)	8,970	236,808
Sovran Self Storage, Inc. (REIT)	3,900	183,183
Spectrum Brands, Inc.* (Household Products/Wares)	5,070	102,972
Spherion Corp.* (Commercial Services)	14,040	140,540
SPSS, Inc.* (Software)	2,340	72,376
Stage Stores, Inc. (Retail)	6,240	185,827
Standard Microsystems Corp.* (Semiconductors)	2,730	78,324
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,730	25,198
Standard Pacific Corp. (Home Builders)	15,990	588,433
Standard Register Co. (Household Products/Wares)	3,120	49,327
Standex International Corp. (Miscellaneous Manufacturing)	2,730	75,785
StarTek, Inc. (Commercial Services)	2,730	49,140
Steel Technologies, Inc. (Iron/Steel)	2,730	76,413
Stein Mart, Inc. (Retail)	3,120	56,628
Sterling Bancshares, Inc. (Banks)	5,070	78,281
Sterling Financial Corp.—Spokane (Savings & Loans)	8,190	204,586
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	6,630	140,092
Stewart Information Services Corp. (Insurance)	4,290	208,794
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	5,070	35,541
Superior Industries International, Inc. (Auto Parts & Equipment)	5,460	121,540
Supertex, Inc.* (Semiconductors)	1,560	69,030
Susquehanna Bancshares, Inc. (Banks)	10,920	258,586
SWS Group, Inc. (Diversified Financial Services)	3,510	73,499
Symmetricom, Inc.* (Telecommunications)	10,920	92,492
Technitrol, Inc. (Electronics)	9,360	160,056
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,120	90,792
Tetra Tech, Inc.* (Environmental Control)	7,020	110,003
TETRA Technologies, Inc.* (Oil & Gas Services)	4,290	130,931
Texas Industries, Inc. (Building Materials)	5,460	272,126
The Cato Corp.—Class A (Retail)	7,410	158,945
The Finish Line, Inc.—Class A (Retail)	5,070	88,319
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	4,290	136,336
The Men’s Wearhouse, Inc.* (Retail)	7,020	206,669
The Steak n Shake Co.* (Retail)	2,730	46,274
The Stride Rite Corp. (Apparel)	8,580	116,345
Theragenics Corp.* (Pharmaceuticals)	7,410	22,378
Thomas Nelson, Inc. (Media)	2,730	67,295
THQ, Inc.* (Software)	14,820	353,457
Tollgrade Communications, Inc.* (Telecommunications)	3,120	34,102
Toro Co. (Housewares)	3,510	153,633
Town & Country Trust (REIT)	1,170	39,558
Tredegar Corp. (Miscellaneous Manufacturing)	6,630	85,461
TreeHouse Foods, Inc.* (Food)	3,120	58,406
Triarc Cos., Inc. (Retail)	5,070	75,290
Trimble Navigation, Ltd.* (Electronics)	5,070	179,933
Triumph Group, Inc.* (Aerospace/Defense)	3,510	128,501
TrustCo Bank Corp. NY (Banks)	17,550	217,971
UGI Corp. (Gas)	24,570	506,142
UICI (Insurance)	8,190	290,827
UIL Holdings Corp. (Electric)	3,120	143,489
Ultratech Stepper, Inc.* (Semiconductors)	3,900	64,038
Umpqua Holdings Corp. (Banks)	4,290	122,394
Unisource Energy Corp. (Electric)	8,190	255,528
United Bankshares, Inc. (Banks)	8,580	302,359
United Fire & Casualty Co. (Insurance)	2,340	94,606
United Natural Foods, Inc.* (Food)	3,510	92,664
United Stationers, Inc.* (Distribution/Wholesale)	7,410	359,385
Universal Forest Products, Inc. (Building Materials)	1,950	107,738
URS Corp.* (Engineering & Construction)	5,460	205,351
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,340	78,296
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	4,290	188,459
Veeco Instruments, Inc.* (Semiconductors)	4,290	74,346
Veritas DGC, Inc.* (Oil & Gas Services)	8,190	290,663
Viad Corp. (Commercial Services)	5,070	148,703
ViaSat, Inc.* (Telecommunications)	1,950	52,124
Viasys Healthcare, Inc.* (Healthcare-Products)	4,680	120,276
Vicor Corp. (Electrical Components & Equipment)	3,120	49,327
Vintage Petroleum, Inc. (Oil & Gas)	8,190	436,773
Vital Signs, Inc. (Healthcare-Products)	780	33,400
Volt Information Sciences, Inc.* (Commercial Services)	1,950	37,089

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Wabash National Corp. (Auto Manufacturers)	7,410	$141,161
Watsco, Inc. (Distribution/Wholesale)	3,120	186,607
Watson Wyatt & Co. Holdings (Commercial Services)	3,120	87,048
Watts Industries, Inc.—Class A (Electronics)	5,850	177,197
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	12,090	143,266
WD-40 Co. (Household Products/Wares)	1,560	40,966
Wellman, Inc. (Chemicals)	3,900	26,442
Whitney Holding Corp. (Banks)	14,820	408,439
WMS Industries, Inc.* (Leisure Time)	3,120	78,281
Wolverine Tube, Inc.* (Metal Fabricate/Hardware)	3,510	17,761
Wolverine World Wide, Inc. (Apparel)	7,020	157,669
Woodward Governor Co. (Electronics)	1,560	134,176
X-Rite, Inc. (Electronics)	2,730	27,300
Zale Corp.* (Retail)	11,310	284,446
Zenith National Insurance Corp. (Insurance)	3,900	179,868

TOTAL COMMON STOCKS
(Cost $51,941,341)		62,838,614

TOTAL INVESTMENT SECURITIES
(Cost $51,941,341)—100.0%		62,838,614
Net other assets (liabilities)—(NM)		(19,069)

NET ASSETS—100.0%		$62,819,545

*	Non-income producing security
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Aerospace/Defense	2.0%
Agriculture	0.1%
Airlines	0.4%
Apparel	1.9%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.2%
Banks	6.6%
Biotechnology	0.6%
Building Materials	2.2%
Chemicals	1.9%
Coal	0.7%
Commercial Services	4.3%
Computers	1.3%
Distribution/Wholesale	2.7%
Diversified Financial Services	0.5%
Electric	2.6%
Electrical Components & Equipment	1.1%
Electronics	4.6%
Engineering & Construction	1.2%
Entertainment	0.4%
Environmental Control	0.6%
Food	2.9%
Forest Products & Paper	1.1%
Gas	5.2%
Hand/Machine Tools	0.7%
Healthcare-Products	1.8%
Healthcare-Services	0.2%
Home Builders	1.8%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Housewares	0.4%
Insurance	3.6%
Internet	0.4%
Iron/Steel	2.3%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	3.1%
Media	0.1%
Metal Fabricate/Hardware	2.5%
Mining	0.6%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.1%
Office/Business Equipment	0.1%
Oil & Gas	0.9%
Oil & Gas Services	2.3%
Packaging & Containers	0.1%
Pharmaceuticals	0.6%
Real Estate Investment Trust	5.5%
Retail	7.1%
Saving & Loans	2.0%
Semiconductors	3.4%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	2.2%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	NM

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $51,941,341)	$62,838,614
Segregated cash balances with brokers for futures contracts	5,872
Dividends and interest receivable	73,009
Receivable for investments sold	2,859,201
Receivable for capital shares issued	437,410
Prepaid expenses	423

Total Assets	66,214,529

Liabilities:
Cash overdraft	598,751
Payable for investments purchased	74,781
Payable for capital shares redeemed	2,585,144
Variation margin on futures contracts	1,200
Advisory fees payable	44,384
Management services fees payable	8,877
Administration fees payable	2,424
Administrative services fees payable	29,689
Distribution fees payable	15,226
Trustee fees payable	166
Transfer agency fees payable	1,893
Fund accounting fees payable	2,517
Compliance services fees payable	872
Other accrued expenses	29,060

Total Liabilities	3,394,984

Net Assets	$62,819,545

Net Assets consist of:
Capital	$55,395,461
Accumulated net realized gains (losses) on investments	(3,470,052)
Net unrealized appreciation (depreciation) on investments	10,894,136

Net Assets	$62,819,545

Shares of Beneficial Interest Outstanding	1,910,779

Net Asset Value (offering and redemption price per share)	$32.88

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$962,622
Interest	7,350

Total Investment Income	969,972

Expenses:
Advisory fees	598,863
Management services fees	119,773
Administration fees	25,837
Transfer agency fees	26,653
Administrative services fees	393,029
Distribution fees	199,595
Custody fees	62,424
Fund accounting fees	39,265
Trustee fees	1,078
Compliance services fees	1,734
Other fees	47,693
Recoupment of prior expenses reimbursed by the Advisor	5,000

Total Expenses	1,520,944

Net Investment Income (Loss)	(550,972)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	12,746,534
Net realized gains (losses) on futures contracts	9,781
Change in net unrealized appreciation/depreciation on investments	(13,223,946)

Net Realized and Unrealized Gains (Losses) on Investments	(467,631)

Change in Net Assets Resulting from Operations	$(1,018,603)

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap Value	Schedule of Portfolio Investments December 31, 2005

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(550,972)	$(528,656)
Net realized gains (losses) on investments	12,756,315	(2,491,022)
Change in net unrealized appreciation/depreciation on investments	(13,223,946)	11,357,280

Change in net assets resulting from operations	(1,018,603)	8,337,602

Distributions to Shareholders From:
Net realized gains on investments	(4,465,862)	(3,843,186)

Change in net assets resulting from distributions	(4,465,862)	(3,843,186)

Capital Transactions:
Proceeds from shares issued	439,417,378	894,016,575
Dividends reinvested	4,465,862	3,843,186
Cost of shares redeemed	(554,740,984)	(870,366,455)

Change in net assets resulting from capital transactions	(110,857,744)	27,493,306

Change in net assets	(116,342,209)	31,987,722
Net Assets:
Beginning of period	179,161,754	147,174,032

End of period	$62,819,545	$179,161,754

Share Transactions:
Issued	13,333,614	28,993,328
Reinvested	134,271	121,620
Redeemed	(16,898,927)	(28,852,967)

Change in shares	(3,431,042)	261,981

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002(a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	1.59 (c)	5.92	7.68	(8.40)

Total income (loss) from investment activities	1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$32.88	$33.54	$28.97	$21.51

Total Return	4.00%	20.12%	34.68%	(28.30	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.91%	1.95%	2.08%	2.45%
Net expenses(e)	1.91%	1.95%	1.98%	1.98%
Net investment income (loss)(e)	(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate(f)	573%	819%	906%	1,253	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.1 For the year ended December 31, 2005, the Fund had a total return of 7.54%,2 compared to a return of 9.27% 3, 5 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.4

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization weighted index comprised of the stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the index provider’s methodology for ranking value and growth stocks. Prior to December 19, 2005, the Index underlying the Fund’s benchmark was named the S&P SmallCap 600/Barra Growth Index. Formerly, the index provider used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.

The S&P SmallCap 600/Citigroup Growth Index outperformed its large cap counterpart, the S&P 500/Citigroup Growth Index. This outperformance was due, in part, to an underweight in the weak Technology sector and an overweight in the strong Energy sector. This outperformance was offset somewhat by an overweight in the Industrials sector, which posted below average returns in 2005. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Cal Dive International, Cerner, and Global Payments, while the bottom three performers were NVR, Cimarex Energy, and Landstar System.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[2]

	1 Year	3 Year	Since Inception(5/1/02)

ProFund VP Small-Cap Growth	7.54%	20.06%	8.44%

S&P SmallCap 600/Citigroup Growth Index	9.27%	22.41%	11.15%

1 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index.
2 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
3 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
4 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
5 The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to December 31, 2005.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

26

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P SmallCap 600/Citigroup Growth - Sector Composition
% of Index

Basic Materials	0.90%
Communications	4.11%
Consumer, Cyclical	19.26%
Consumer, Non-cyclical	24.12%
Diversified	0.00%
Energy	12.08%
Financial	11.14%
Industrial	15.83%
Technology	11.83%
Utilities	0.73%

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.1%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	4,722	$74,088
A.S.V., Inc.* (Auto Manufacturers)	12,592	314,548
Aaron Rents, Inc. (Commercial Services)	14,166	298,619
Administaff, Inc. (Commercial Services)	6,296	264,747
ADVO, Inc. (Advertising)	22,036	620,974
Aeroflex, Inc.* (Telecommunications)	20,462	219,967
Albany International Corp.—Class A (Machinery-Diversified)	9,444	341,495
Alpharma, Inc. (Pharmaceuticals)	9,444	269,248
Altiris, Inc.* (Software)	11,018	186,094
AMCOL International Corp. (Mining)	7,870	161,492
Amedisys, Inc.* (Healthcare-Services)	11,018	465,400
American Healthways, Inc.* (Healthcare-Services)	23,610	1,068,353
American Medical Systems Holdings, Inc.* (Healthcare-Products)	50,368	898,061
AMERIGROUP Corp.* (Healthcare-Services)	37,776	735,121
AmSurg Corp.* (Healthcare-Services)	22,036	503,743
Analogic Corp. (Electronics)	4,722	225,948
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	6,296	191,021
ANSYS, Inc.* (Software)	23,610	1,007,911
AptarGroup, Inc. (Miscellaneous Manufacturing)	9,444	492,977
Arbitron, Inc. (Commercial Services)	22,036	836,927
Arctic Cat, Inc. (Leisure Time)	4,722	94,723
Armor Holdings, Inc.* (Aerospace/Defense)	11,018	469,918
ArQule, Inc.* (Biotechnology)	11,018	67,430
ArthroCare Corp.* (Healthcare-Products)	17,314	729,612
ATMI, Inc.* (Semiconductors)	9,444	264,149
Atwood Oceanics, Inc.* (Oil & Gas)	4,722	368,458
Avid Technology, Inc.* (Software)	11,018	603,346
Aztar Corp.* (Lodging)	14,166	430,505
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	15,740	220,360
BankUnited Financial Corp.—Class A (Savings & Loans)	7,870	209,106
Bel Fuse, Inc.—Class B (Electronics)	3,148	100,106
Biolase Technology, Inc. (Healthcare-Products)	17,314	138,339
Biosite Diagnostics, Inc.* (Healthcare-Products)	12,592	708,804
Black Box Corp.(Telecommunications)	4,722	223,728
Blue Coat Systems, Inc.* (Internet)	4,722	215,890
Boston Private Financial Holdings, Inc. (Banks)	14,166	430,930
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	9,444	89,718
Brady Corp.—Class A (Electronics)	14,166	512,526
Building Materials Holding Corp. (Distribution/Wholesale)	4,722	322,088
Cabot Oil & Gas Corp. (Oil & Gas)	34,628	1,561,723
CACI International, Inc.—Class A* (Computers)	22,036	1,264,427
Cal Dive International, Inc.* (Oil & Gas Services)	56,664	2,033,670
CARBO Ceramics, Inc. (Oil & Gas Services)	14,166	800,662
Carreker Corp.* (Computers)	6,296	31,417
Cash America International, Inc. (Retail)	7,870	182,505
Catapult Communications Corp.* (Computers)	4,722	69,838
CCE Spinco, Inc.* (Commercial Services)	14,166	185,575
CEC Entertainment, Inc.* (Retail)	25,184	857,263
Centene Corp.* (Healthcare-Services)	31,480	827,609
Central Pacific Financial Corp. (Banks)	11,018	395,767
Ceradyne, Inc.* (Miscellaneous Manufacturing)	18,888	827,294
Cerner Corp.* (Software)	22,036	2,003,293
Champion Enterprises, Inc.* (Home Builders)	17,314	235,817
Checkpoint Systems, Inc.* (Electronics)	11,018	271,594
Christopher & Banks Corp. (Retail)	25,184	472,956
Cimarex Energy Co.* (Oil & Gas)	59,812	2,572,514
Clarcor, Inc. (Miscellaneous Manufacturing)	15,740	467,635
Cleveland-Cliffs, Inc. (Iron/Steel)	7,870	697,046
CNS, Inc. (Household Products/Wares)	11,018	241,404
Cognex Corp. (Machinery-Diversified)	14,166	426,255
Cohu, Inc. (Semiconductors)	4,722	107,992
Coinstar, Inc.* (Commercial Services)	20,462	467,147
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	9,444	318,924
Comtech Telecommunications Corp.* (Telecommunications)	14,166	432,629
CONMED Corp.* (Healthcare-Products)	7,870	186,204
Connetics Corp.* (Pharmaceuticals)	25,184	363,909
Cooper Cos., Inc. (Healthcare-Products)	31,480	1,614,924
Cost Plus, Inc.* (Retail)	7,870	134,971
Cross Country Healthcare, Inc.* (Commercial Services)	9,444	167,914
CryoLife, Inc.* (Biotechnology)	6,296	21,029
Curtiss-Wright Corp (Aerospace/Defense)	15,740	859,404
Cyberonics, Inc.* (Healthcare-Products)	9,444	305,041
Cymer, Inc.* (Electronics)	12,592	447,142
Daktronics, Inc. (Electronics)	11,018	325,802

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Delta & Pine Land Co. (Agriculture)	26,758	$615,702
Deltic Timber Corp. (Forest Products & Paper)	3,148	163,255
Dendrite International, Inc.* (Software)	31,480	453,627
Diagnostic Products Corp. (Healthcare-Products)	17,314	840,595
Digital Insight Corp.* (Internet)	25,184	806,392
Dime Community Bancshares, Inc. (Savings & Loans)	9,444	137,977
Dionex Corp.* (Electronics)	14,166	695,267
DJ Orthopedics, Inc.* (Healthcare-Products)	6,296	173,644
Downey Financial Corp. (Savings & Loans)	7,870	538,228
Dress Barn, Inc.* (Retail)	7,870	303,861
Drew Industries, Inc.* (Building Materials)	3,148	88,742
Drill-Quip, Inc.* (Oil & Gas Services)	3,148	148,586
DRS Technologies, Inc. (Aerospace/Defense)	9,444	485,610
DSP Group, Inc.* (Semiconductors)	12,592	315,556
East-West Bancorp, Inc. (Banks)	40,924	1,493,316
EDO Corp. (Aerospace/Defense)	6,296	170,370
eFunds Corp.* (Software)	33,054	774,786
ElkCorp (Building Materials)	6,296	211,923
Engineered Support Systems, Inc. (Aerospace/Defense)	29,906	1,245,285
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	15,740	424,193
Enzo Biochem, Inc.* (Biotechnology)	11,018	136,844
EPIQ Systems, Inc.* (Software)	9,444	175,092
Essex Property Trust, Inc. (REIT)	6,296	580,491
Ethan Allen Interiors, Inc. (Home Furnishings)	9,444	344,989
FactSet Research Systems, Inc. (Computers)	25,184	1,036,573
FEI Co.* (Electronics)	9,444	181,041
Fidelity Bankshares, Inc. (Savings & Loans)	9,444	308,819
Filenet Corp.* (Software)	14,166	366,191
Financial Federal Corp. (Diversified Financial Services)	7,870	349,822
First Midwest Bancorp, Inc. (Banks)	14,166	496,660
First Republic Bank (Banks)	7,870	291,269
FirstFed Financial Corp.* (Savings & Loans)	6,296	343,258
Flagstar Bancorp, Inc. (Savings & Loans)	25,184	362,649
FLIR Systems, Inc.* (Electronics)	50,368	1,124,718
Florida Rock Industries, Inc. (Building Materials)	22,036	1,081,087
Forward Air Corp. (Transportation)	22,036	807,619
Fossil, Inc.* (Household Products/Wares)	34,628	744,848
Franklin Bank Corp.Houston* (Savings & Loans)	4,722	84,949
Fremont General Corp. (Banks)	47,220	1,096,921
Frontier Oil Corp. (Oil & Gas)	40,924	1,535,878
G & K Services, Inc. (Textiles)	6,296	247,118
Gardner Denver, Inc.* (Machinery-Diversified)	7,870	387,991
GenCorp, Inc.* (Aerospace/Defense)	39,350	698,463
General Communication, Inc.—Class A* (Telecommunications)	22,036	227,632
Genesco, Inc.* (Retail)	15,740	610,555
Gevity HR, Inc. (Commercial Services)	4,722	121,450
Glacier Bancorp, Inc. (Banks)	12,592	378,390
Global Imaging Systems, Inc.* (Office/Business Equipment)	11,018	381,553
Global Payments, Inc. (Software)	47,220	2,200,924
Gold Banc Corp., Inc. (Banks)	12,592	229,426
Greatbatch, Inc.* (Electrical Components & Equipment)	15,740	409,397
Guitar Center, Inc.* (Retail)	18,888	944,589
Gymboree Corp.* (Apparel)	7,870	184,158
Haemonetics Corp.* (Healthcare-Products)	12,592	615,245
Hansen Natural Corp.* (Beverages)	9,444	744,282
Harland (John H.) Co. (Household Products/Wares)	14,166	532,642
Harmonic, Inc.* (Telecommunications)	15,740	76,339
Headwaters, Inc.* (Energy-Alternate Sources)	29,906	1,059,869
Healthcare Services Group, Inc. (Commercial Services)	7,870	162,988
Heartland Express, Inc. (Transportation)	33,054	670,666
Heidrick & Struggles International, Inc.* (Commercial Services)	4,722	151,340
Hibbett Sporting Goods, Inc.* (Retail)	25,184	717,240
Hilb, Rogal, & Hobbs Co. (Insurance)	25,184	969,836
Hologic, Inc.* (Healthcare-Products)	15,740	596,861
Hot Topic, Inc.* (Retail)	33,054	471,020
Hudson United Bancorp (Banks)	12,592	524,835
Hydril* (Oil & Gas Services)	14,166	886,792
Hyperion Solutions Corp.* (Software)	23,610	845,710
ICU Medical, Inc.* (Healthcare-Products)	9,444	370,299
IDEX Corp. (Machinery-Diversified)	17,314	711,779
IDEXX Laboratories, Inc.* (Healthcare-Products)	23,610	1,699,448
IHOP Corp. (Retail)	6,296	295,345
Immucor, Inc.* (Healthcare-Products)	33,054	772,141
Infospace, Inc.* (Internet)	9,444	243,844
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	9,444	182,930
Integra LifeSciences Holdings* (Biotechnology)	12,592	446,512
Inter-Tel, Inc. (Software)	7,870	154,016
Intermagnetics General Corp.* (Electrical Components & Equipment)	11,018	351,474
Internet Security Systems, Inc.* (Internet)	28,332	593,555
Intrado, Inc.* (Telecommunications)	12,592	289,868
Invacare Corp. (Healthcare-Products)	11,018	346,957
Investment Technology Group, Inc.* (Diversified Financial Services)	29,906	1,059,868
iPayment Holdings, Inc.* (Commercial Services)	9,444	392,115
Irwin Financial Corp. (Banks)	6,296	134,860
Itron, Inc.* (Electronics)	9,444	378,138
J & J Snack Foods Corp. (Food)	1,574	93,511
J. Jill Group, Inc.* (Retail)	6,296	119,813
J2 Global Communications, Inc.* (Internet)	17,314	740,000
Jack in the Box, Inc.* (Retail)	15,740	549,798
JDA Software Group, Inc.* (Software)	9,444	160,642
JLG Industries, Inc. (Machinery-Construction & Mining)	17,314	790,557
Jos.A.Bank Clothiers, Inc.* (Retail)	6,296	273,309
K-Swiss, Inc.—Class A (Apparel)	18,888	612,727
Kensey Nash Corp.* (Healthcare-Products)	7,870	173,376
Kilroy Realty Corp. (REIT)	7,870	487,153
Kirby Corp.* (Transportation)	11,018	574,809
Knight Transportation, Inc. (Transportation)	39,350	815,726
Komag, Inc.* (Computers)	22,036	763,768
Kopin Corp.* (Semiconductors)	23,610	126,314
Kronos, Inc.* (Computers)	23,610	988,315
Labor Ready, Inc.* (Commercial Services)	18,888	393,248
Landry’s Restaurants, Inc. (Retail)	6,296	168,166
Landstar System, Inc. (Transportation)	42,498	1,773,866
Laserscope* (Healthcare-Products)	7,870	176,760
LCA-Vision, Inc. (Healthcare-Products)	7,870	373,904
Lindsay Manufacturing Co. (Machinery-Diversified)	4,722	90,804
Littelfuse, Inc.* (Electrical Components & Equipment)	6,296	171,566
Lone Star Technologies, Inc.* (Oil & Gas Services)	9,444	487,877
M.D.C.Holdings, Inc. (Home Builders)	23,610	1,463,348
M/I Schottenstein Homes, Inc. (Home Builders)	4,722	191,808
Macdermid, Inc. (Chemicals)	7,870	219,573
MAF Bancorp, Inc. (Savings & Loans)	7,870	325,661
Manhattan Associates, Inc.* (Computers)	20,462	419,062
Manitowoc Co. (Machinery-Diversified)	11,018	553,324
ManTech International Corp.—Class A* (Software)	12,592	350,813
MarineMax, Inc.* (Retail)	6,296	198,765
Massey Energy Co. (Coal)	20,462	774,896
Maverick Tube Corp.* (Oil & Gas Services)	15,740	627,396
Maximus, Inc. (Commercial Services)	7,870	288,750
Meade Instruments Corp.* (Electronics)	4,722	12,891
Medicis Pharmaceutical Corp. (Pharmaceuticals)	39,350	1,261,168
Mentor Corp. (Healthcare-Products)	26,758	1,233,009

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Mercury Computer Systems, Inc.* (Computers)	15,740	$324,716
Merit Medical Systems, Inc.* (Healthcare-Products)	18,888	229,300
Meritage Homes Corp.* (Home Builders)	17,314	1,089,397
Mesa Air Group, Inc.* (Airlines)	11,018	115,248
MGI Pharma, Inc.* (Pharmaceuticals)	26,758	459,167
Micros Systems, Inc.* (Computers)	15,740	760,557
Microsemi Corp.* (Semiconductors)	22,036	609,515
Midas, Inc.* (Commercial Services)	3,148	57,797
MIVA, Inc.* (Internet)	20,462	101,287
Mobile Mini, Inc.* (Storage/Warehousing)	6,296	298,430
Moog, Inc.—Class A* (Aerospace/Defense)	11,018	312,691
Movie Gallery, Inc. (Retail)	18,888	105,962
MRO Software, Inc.* (Software)	6,296	88,396
MTS Systems Corp. (Computers)	6,296	218,093
Multimedia Games, Inc.* (Leisure Time)	18,888	174,714
Napster, Inc.* (Software)	9,444	33,243
Nara Bancorp, Inc. (Banks)	14,166	251,871
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	3,148	56,916
NBTY, Inc.* (Pharmaceuticals)	40,924	665,015
NDCHealth Corp.* (Software)	7,870	151,340
NETGEAR, Inc.* (Telecommunications)	15,740	302,995
New Century Financial Corp. (REIT)	22,036	794,838
New Jersey Resources Corp. (Gas)	9,444	395,609
Novatel Wireless, Inc.* (Telecommunications)	9,444	114,367
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	17,314	261,961
NS Group, Inc.* (Metal Fabricate/Hardware)	4,722	197,427
NVR, Inc.* (Home Builders)	3,148	2,209,895
Oceaneering International, Inc.* (Oil & Gas Services)	12,592	626,830
Odyssey Healthcare, Inc.* (Healthcare-Services)	25,184	469,430
Offshore Logistics, Inc.* (Transportation)	7,870	229,804
Old Dominion Freight Line, Inc.* (Transportation)	9,444	254,799
OM Group, Inc.* (Chemicals)	9,444	177,169
On Assignment, Inc.* (Commercial Services)	6,296	68,689
Open Solutions, Inc.* (Software)	9,444	216,456
Oshkosh Truck Corp. (Auto Manufacturers)	28,332	1,263,324
P.F. Chang’s China Bistro, Inc.* (Retail)	18,888	937,411
Panera Bread Co.—Class A* (Retail)	22,036	1,447,323
Papa John’s International, Inc.* (Retail)	7,870	466,770
PAREXEL International Corp.* (Commercial Services)	6,296	127,557
Paxar Corp.* (Electronics)	9,444	185,386
Pediatrix Medical Group, Inc.* (Healthcare-Services)	17,314	1,533,501
Peet’s Coffee & Tea, Inc.* (Beverages)	9,444	286,625
Penn Virginia Corp. (Oil & Gas)	14,166	813,128
Petroleum Development* (Oil & Gas)	12,592	419,817
Pharmaceutical Product Development, Inc. (Commercial Services)	36,202	2,242,714
Philadelphia Consolidated Holding Corp.* (Insurance)	12,592	1,217,521
Phillips-Van Heusen Corp. (Apparel)	11,018	356,983
Photon Dynamics, Inc.* (Electronics)	4,722	86,318
Playtex Products Inc.* (Household Products/Wares)	18,888	258,199
Polaris Industries, Inc. (Leisure Time)	29,906	1,501,281
PolyMedica Corp. (Healthcare-Products)	17,314	579,500
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	11,018	511,676
Possis Medical, Inc.* (Healthcare-Products)	12,592	125,290
Power Integrations, Inc.* (Semiconductors)	12,592	299,816
Pre-Paid Legal Services, Inc. (Commercial Services)	7,870	300,713
PrivateBancorp, Inc. (Banks)	12,592	447,897
ProAssurance Corp.* (Insurance)	12,592	612,475
Progress Software Corp.* (Software)	17,314	491,371
Prosperity Bancshares, Inc. (Banks)	11,018	316,657
Quality Systems Inc. (Software)	6,296	483,281
Quiksilver, Inc.* (Apparel)	50,368	697,094
Radiant Systems, Inc.* (Computers)	6,296	76,559
Ralcorp Holdings, Inc.* (Food)	14,166	565,366
RARE Hospitality International, Inc.* (Retail)	15,740	478,339
Red Robin Gourmet Burgers, Inc.* (Retail)	4,722	240,633
RehabCare Group, Inc.* (Healthcare-Services)	6,296	127,179
Remington Oil & Gas Corp.* (Oil & Gas)	17,314	631,961
ResMed, Inc.* (Healthcare-Products)	50,368	1,929,597
Respironics, Inc.* (Healthcare-Products)	51,942	1,925,490
Rewards Network, Inc.* (Commercial Services)	7,870	50,368
RLI Corp. (Insurance)	9,444	470,972
Rogers Corp.* (Electronics)	4,722	185,008
Roper Industries, Inc. (Miscellaneous Manufacturing)	28,332	1,119,398
RTI International Metals, Inc.* (Mining)	6,296	238,934
Rudolph Technologies, Inc.* (Semiconductors)	3,148	40,546
Sanderson Farms, Inc. (Food)	6,296	192,217
Savient Pharmaceuticals, Inc.* (Biotechnology)	17,314	64,754
ScanSource, Inc.* (Distribution/Wholesale)	9,444	516,398
School Specialty, Inc.* (Retail)	7,870	286,783
SCP Pool Corp. (Distribution/Wholesale)	37,776	1,406,022
SEACOR SMIT, Inc.* (Oil & Gas Services)	6,296	428,758
Secure Computing Corp.* (Internet)	9,444	115,783
Select Comfort Corp.* (Retail)	25,184	688,782
SERENA Software, Inc.* (Software)	12,592	295,156
SFBC International, Inc.* (Commercial Services)	12,592	201,598
Shaw Group, Inc.* (Engineering & Construction)	33,054	961,541
Shuffle Master, Inc.* (Entertainment)	25,184	633,126
Sierra Health Services, Inc.* (Healthcare-Services)	18,888	1,510,284
Simpson Manufacturing Co., Inc. (Building Materials)	26,758	972,653
SkyWest, Inc. (Airlines)	25,184	676,443
Sonic Corp.* (Retail)	42,498	1,253,690
Sonic Solutions* (Electronics)	17,314	261,615
Southern Union Co.* (Gas)	40,924	967,034
Spectrum Brands, Inc.* (Household Products/Wares)	11,018	223,776
SPSS, Inc.* (Software)	3,148	97,368
St.Mary Land & Exploration Co. (Oil & Gas)	40,924	1,506,412
Standard Microsystems Corp.* (Semiconductors)	6,296	180,632
Stein Mart, Inc. (Retail)	9,444	171,409
Sterling Bancshares, Inc. (Banks)	17,314	267,328
Stone Energy Corp.* (Oil & Gas)	18,888	859,971
Sunrise Assisted Living, Inc.* (Healthcare-Services)	25,184	848,953
Supertex, Inc.* (Semiconductors)	4,722	208,949
SurModics, Inc.* (Healthcare-Products)	11,018	407,556
Swift Energy Co.* (Oil & Gas)	20,462	922,222
Sybron Dental Special, Inc.* (Healthcare-Products)	28,332	1,127,897
Synaptics, Inc.* (Computers)	17,314	428,002
Take-Two Interactive Software, Inc.* (Software)	50,368	891,514
TALX Corp. (Computers)	15,740	719,475
Teledyne Technologies, Inc.* (Aerospace/Defense)	14,166	412,231
Tetra Tech, Inc.* (Environmental Control)	20,462	320,640
TETRA Technologies, Inc.* (Oil & Gas Services)	12,592	384,308
The Children’s Place Retail Stores, Inc.* (Retail)	15,740	777,871
The Finish Line, Inc.—Class A (Retail)	15,740	274,191
The Men’s Wearhouse, Inc.* (Retail)	15,740	463,386
The Nautilus Group, Inc. (Leisure Time)	23,610	440,563
The Steak n Shake Co.* (Retail)	11,018	186,755
Too, Inc.* (Retail)	23,610	666,038
Toro Co. (Housewares)	20,462	895,622
Town & Country Trust (REIT)	9,444	319,302
Tractor Supply Co.* (Retail)	23,610	1,249,913
TreeHouse Foods, Inc.* (Food)	12,592	235,722
Triarc Cos., Inc. (Retail)	23,610	350,609
Trimble Navigation, Ltd.* (Electronics)	23,610	837,919
UCBH Holdings, Inc. (Banks)	67,682	1,210,154
Ultratech Stepper, Inc.* (Semiconductors)	6,296	103,380
Umpqua Holdings Corp. (Banks)	18,888	538,875
Unit Corp.* (Oil & Gas)	33,054	1,818,962
United Fire & Casualty Co. (Insurance)	4,722	190,910

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Small-Cap Growth	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

United Natural Foods, Inc.* (Food)	18,888	$498,643
United Surgical Partners International, Inc.* (Healthcare-Services)	31,480	1,012,082
Universal Forest Products, Inc. (Building Materials)	6,296	347,854
URS Corp.* (Engineering & Construction)	14,166	532,783
USANA Health Sciences, Inc.* (Pharmaceuticals)	7,870	301,893
Valmont Industries, Inc. (Metal Fabricate/Hardware)	4,722	157,998
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	14,166	622,311
Veeco Instruments, Inc.* (Semiconductors)	6,296	109,110
Vertrue, Inc.* (Commercial Services)	6,296	222,438
ViaSat, Inc.* (Telecommunications)	9,444	252,438
Viasys Healthcare, Inc.* (Healthcare-Products)	7,870	202,259
Vicor Corp. (Electrical Components & Equipment)	4,722	74,655
Vintage Petroleum, Inc. (Oil & Gas)	14,166	755,473
Vital Signs, Inc. (Healthcare-Products)	1,574	67,399
W-H Energy Services, Inc.* (Oil & Gas Services)	20,462	676,883
Waste Connections, Inc.* (Environmental Control)	33,054	1,139,040
Watsco, Inc. (Distribution/Wholesale)	7,870	470,705
Watson Wyatt & Co. Holdings (Commercial Services)	20,462	570,890
WD-40 Co. (Household Products/Wares)	6,296	165,333
WebEx Communications, Inc.* (Internet)	25,184	544,730
Websense, Inc.* (Internet)	17,314	1,136,492
Winnebago Industries, Inc. (Home Builders)	23,610	785,741
Wintrust Financial Corp. (Banks)	17,314	950,539
WMS Industries, Inc.* (Leisure Time)	6,296	157,967
Wolverine World Wide, Inc. (Apparel)	18,888	424,224
Woodward Governor Co. (Electronics)	3,148	270,759
World Acceptance Corp.* (Diversified Financial Services)	12,592	358,872
World Fuel Services Corp. (Retail)	20,462	689,979
X-Rite, Inc. (Electronics)	4,722	47,220
Zenith National Insurance Corp. (Insurance)	14,166	653,336

TOTAL COMMON STOCKS
(Cost $165,730,007)		$187,074,732

Repurchase Agreements (0.1%)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $181,075 (Collateralized by $169,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $185,349)	$181,000	181,000

TOTAL REPURCHASE AGREEMENTS
(Cost $181,000)		181,000

TOTAL INVESTMENT SECURITIES
(Cost $165,911,007)—100.2%		187,255,732
Net other assets (liabilities)—(0.2)%		(321,737)

NET ASSETS—100.0%		$186,933,995

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $134,940)	2	$(3,137)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	2.5%
Agriculture	0.3%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.8%
Banks	5.1%
Beverages	0.6%
Biotechnology	0.4%
Building Materials	1.4%
Chemicals	0.2%
Coal	0.4%
Commercial Services	4.1%
Computers	3.8%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.2%
Electrical Components & Equipment	0.5%
Electronics	3.3%
Energy-Alternate Sources	0.6%
Engineering& Construction	0.9%
Entertainment	0.3%
Environmental Control	0.8%
Food	0.8%
Forest Products & Paper	0.1%
Gas	0.7%
Healthcare-Products	10.0%
Healthcare-Services	4.9%
Home Builders	3.2%
Home Furnishings	0.2%
Household Products/Wares	1.2%
Housewares	0.5%
Insurance	2.2%
Internet	2.4%
Iron/Steel	0.4%
Leisure Time	1.3%
Lodging	0.2%
Machinery-Construction& Mining	0.4%
Machinery-Diversified	1.3%
Media	NM
Metal Fabricate/Hardware	0.2%
Mining	0.2%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	3.8%
Pharmaceuticals	2.0%
Real Estate Investment Trust	1.2%
Retail	9.1%
Savings & Loans	1.5%
Semiconductor	1.6%
Software	6.4%
Storage/Warehousing	0.2%
Telecommunications	1.3%
Textiles	0.1%
Transportation	2.7%
Other**	(0.1)%

**	Includes non-equity securities and other net assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $165,730,007)	$187,074,732
Repurchase agreements, at cost	181,000

Total Investments	187,255,732
Cash	618
Segregated cash balances with brokers for futures contracts	5,871
Dividends and interest receivable	178,339
Receivable for capital shares issued	53,098
Prepaid expenses	494

Total Assets	187,494,152

Liabilities:
Payable for investments purchased	216,904
Variation margin on futures contracts	1,200
Advisory fees payable	124,610
Management services fees payable	24,922
Administration fees payable	6,284
Administrative services fees payable	80,561
Distribution fees payable	42,780
Trustee fees payable	467
Transfer agency fees payable	4,610
Fund accounting fees payable	6,573
Compliance services fees payable	2,448
Other accrued expenses	48,798

Total Liabilities	560,157

Net Assets	$186,933,995

Net Assets consist of:
Capital	$160,497,845
Accumulated net realized gains (losses) on investments	5,094,562
Net unrealized appreciation (depreciation) on investments	21,341,588

Net Assets	$186,933,995

Shares of Beneficial Interest Outstanding	4,818,235

Net Asset Value (offering and redemption price per share)	$38.80

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,142,521
Interest	13,262

Total Investment Income	1,155,783

Expenses:
Advisory fees	1,049,119
Management services fees	209,825
Administration fees	44,771
Transfer agency fees	46,078
Administrative services fees	686,891
Distribution fees	349,680
Custody fees	53,989
Fund accounting fees	65,381
Trustee fees	1,776
Compliance services fees	4,075
Other fees	79,184

Total Expenses	2,590,769

Net Investment Income (Loss)	(1,434,986)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	17,833,359
Net realized gains (losses) on futures contracts	9,806
Change in net unrealized appreciation/depreciation on investments	(12,586,561)

Net Realized and Unrealized Gains (Losses) on Investments	5,256,604

Change in Net Assets Resulting from Operations	$3,821,618

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Small-Cap Growth

Statement of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(1,434,986)	$(1,447,084)
Net realized gains (losses) on investments	17,843,165	(3,498,385)
Change in net unrealized appreciation/depreciation on investments	(12,586,561)	21,369,541

Change in net assets resulting from operations	3,821,618	16,424,072

Distributions to Shareholders From:
Net realized gains on investments	—	(7,453,705)

Change in net assets resulting from distributions	—	(7,453,705)

Capital Transactions:
Proceeds from shares issued	735,345,734	1,136,050,458
Dividends reinvested	—	7,453,705
Cost of shares redeemed	(763,217,057)	(1,094,892,279)

Change in net assets resulting from capital transactions	(27,871,323)	48,611,884

Change in net assets	(24,049,705)	57,582,251
Net Assets:
Beginning of period	210,983,700	153,401,449

End of period	$186,933,995	$210,983,700

Share Transactions:
Issued	19,907,645	34,142,030
Reinvested	—	217,944
Redeemed	(20,937,057)	(33,406,059)

Change in shares	(1,029,412)	953,915

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002

Net Asset Value, Beginning of Period	$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—	(1.40)	—	—

Net Asset Value, End of Period	$38.80	$36.08	$31.35	$23.34

Total Return	7.54%	19.80%	34.32%	(22.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.85%	1.90%	2.00%	2.20%
Net expenses(d)	1.85%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	(1.03)%	(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate(e)	585%	979%	785%	1,260	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2005, the Fund had a total return of 19.51%,1 compared to a return of 19.01%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

In general, Asia/Pacific equity markets saw positive returns in 2005, led by South Korea and India. Other countries represented in the index include Australia, China, Hong Kong, Singapore, and Taiwan. China’s economy continued to expand at a rapid pace, aiding the equity markets of its major trading partners. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Kookmin Bank, PetroChina, and Korea Electric Power, while the bottom three performers were Wipro, Infosys Technologies, and China Petroleum & Chemical.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 to December 31, 2005, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Pacific Free Excluding Japan Index may differ significantly.

Average Annual Total Return as of 12/31/05[1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Asia 30	19.51%	25.15%	12.42%

ProFunds Asia 30 Index	19.01%	25.14%	13.30%

MSCI AC Asia Pacific Free Excluding Japan Index	21.05%	30.55%	19.68%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally represenative of the performance of the Asia Pacific region excluding the country of Japan.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

34

PROFUNDS VP
ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Asia 30 - Sector Composition
% of Index

Communications	24.73%
Energy	23.47%
Technology	20.09%
Basic Materials	9.56%
Industrial	7.63%
Financial	7.37%
Utilities	3.88%
Consumer, Cyclical	3.27%

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2005

Common Stocks (98.9%)
	Shares	Value

AU Optronics Corp. (Electronics)	95,676	$1,436,097
BHP Billiton, Ltd. (Mining)	145,390	4,858,934
China Mobile (Hong Kong), Ltd. (Telecommunications)	289,842	6,967,802
China Petroleum and Chemical Corp. (Oil & Gas)	87,703	4,350,069
China Yuchai International, Ltd. (Auto Parts & Equipment)	94,269	738,126
Chunghwa Telecom Co., Ltd. (Telecommunications)	106,463	1,953,596
CNOOC Ltd. (Oil & Gas)	42,679	2,900,892
Creative Technology, Ltd. (Computers)	125,692	1,058,327
Ctrip.com International, Ltd. (Internet)	25,326	1,462,576
Flextronics International, Ltd.* (Electronics)	122,409	1,277,950
Icici Bank, Ltd. (Banks)	74,102	2,134,138
Infosys Technologies, Ltd. (Software)	32,361	2,616,710
Kookmin Bank* (Banks)	43,148	3,223,587
Korea Electric Power Corp. (Electric)	144,452	2,815,369
KT Corp. (Telecommunications)	83,951	1,809,144
LG.Philips LCD Co., Ltd.* (Electronics)	79,261	1,700,940
Nam Tai Electronics, Inc. (Electronics)	50,183	1,129,118
Netease.com, Inc.* (Internet)	22,043	1,237,935
PacificNet Inc.* (Computers)	137,886	933,488
PetroChina Company, Ltd. (Oil & Gas)	119,595	9,802,007
POSCO (Iron/Steel)	42,210	2,089,817
Satyam Computer Services, Ltd. (Software)	53,935	1,973,482
Shanda Interactive Entertainment, Ltd.* (Internet)	35,175	536,067
SINA Corp.* (Internet)	39,396	951,807
SK Telecom Co., Ltd. (Telecommunications)	94,269	1,912,718
Sohu.com, Inc.* (Internet)	61,908	1,135,393
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	406,623	4,029,634
Tommy Hilfiger Corp.* (Apparel)	100,835	1,637,560
United Microelectronics Corp. (Semiconductors)	550,616	1,717,922
Wipro, Ltd. (Software)	189,476	2,264,238

TOTAL COMMON STOCKS(Cost $56,107,586)		72,655,443

Repurchase Agreements (0.6%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $434,181 (Collateralized by $404,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $443,084)	$434,000	434,000

TOTAL REPURCHASE AGREEMENTS (Cost $434,000)		434,000

TOTAL INVESTMENTS SECURITIES (Cost $56,541,586)—99.5%		73,089,443
Net other assets (liabilities)—0.5%		374,499

NET ASSETS —100.0%		$73,463,942

As of 12/31/05, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $940,350)	3	$(9,164)

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of December31, 2005:

Apparel		2.2%
Auto Part & Equipment		1.0%
Banks		7.3%
Computers		2.7%

See accompanying notes to the financial statements.

35

PROFUNDS VP ProFund VP Asia 30	Schedule of Portfolio Investments December 31, 2005

Electric	3.8%
Electronics	7.5%
Internet	7.2%
Iron/Steel	2.8%
Mining	6.6%
Oil & Gas	23.3%
Semiconductors	7.8%
Software	9.4%
Telecommunications 17.3%
Other**	1.1%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2005:
Australia	6.6%
China	30.5%
Hong Kong	18.4%
India	9.3%
Korea 18.5%
Singapore	3.2%
Taiwan	12.4%
United States**	1.1%

** Includes non-equity securities and net other assets (liabilities).

36

PROFUNDS VP
ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $56,107,586)	$72,655,443
Repurchase agreements, at cost	434,000

Total Investment Securities	73,089,443
Cash	5,393
Segregated cash balances with brokers for futures contracts
51,447
Dividends and interest receivable	188,528
Receivable for capital shares issued	6,443,307
Prepaid expenses	221

Total Assets	79,778,339

Liabilities:
Payable for investments purchased	6,199,092
Payable for capital shares redeemed	327
Variation margin on futures contracts	5,550
Advisory fees payable	40,078
Management services fees payable	8,016
Administration fees payable	2,032
Administrative services fees payable	25,891
Distribution fees payable	14,560
Trustee fees payable	151
Transfer agency fees payable	1,485
Fund accounting fees payable	2,070
Compliance services fees payable	788
Other accrued expenses	14,357

Total Liabilities	6,314,397

Net Assets	$73,463,942

Net Assets consist of:
Capital	$64,977,547
Accumulated net investment income (loss)	427,520
Accumulated net realized gains (losses) on investments	(8,479,818)
Net unrealized appreciation (depreciation) on investments	16,538,693

Net Assets	$73,463,942

Shares of Beneficial Interest Outstanding	1,652,060

Net Asset Value (offering and redemption price per share)	$44.47

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,454,071
Interest	15,156
Foreign tax withholding	(156,953)

Total Investment Income	1,312,274

Expenses:
Advisory fees	352,164
Management services fees	70,433
Administration fees	15,067
Transfer agency fees	15,757
Administrative services fees	226,622
Distribution fees	117,388
Custody fees	10,146
Fund accounting fees	22,006
Trustee fees	534
Compliance services fees	1,316
Other fees	24,787

Total Expenses	856,220

Net Investment Income (Loss)	456,054

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(419,690)
Net realized gains (losses) on futures contracts	50,164
Change in net unrealized appreciation/depreciation on investments	6,711,953

Net Realized and Unrealized Gains (Losses) on Investments	6,342,427

Change in Net Assets Resulting from Operations	$6,798,481

See accompanying notes to the financial statements.

37

PROFUNDS VP
ProFund Asia 30

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$456,054	$110,991
Net realized gains (losses) on investments	(369,526)	(1,793,847)
Change in net unrealized appreciation/depreciation on investments	6,711,953	(1,455,614)

Change in net assets resulting from operations	6,798,481	(3,138,470)

Distributions to Shareholders From:
Net investment income	(139,525)	(115,110)
Net realized gains on investments	—	(1,052,318)

Change in net assets resulting from distributions	(139,525)	(1,167,428)

Capital Transactions:
Proceeds from shares issued	167,904,533	191,436,976
Dividends reinvested	139,525	1,167,428
Cost of shares redeemed	(142,784,562)	(195,891,260)

Change in net assets resulting from capital transactions	25,259,496	(3,286,856)

Change in net assets	31,918,452	(7,592,754)
Net Assets:
Beginning of period	41,545,490	49,138,244

End of period	$73,463,942	$41,545,490

Accumulated net investment income (loss)	$427,520	$110,991

Share Transactions:
Issued	4,141,470	5,172,686
Reinvested	3,212	32,922
Redeemed	(3,606,483)	(5,359,477)

Change in shares	538,199	(153,869)

See accompanying notes to the financial statements.

38

PROFUNDS VP
ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002(a) through December 31, 2002

Net Asset Value, Beginning of Period	$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	7.27	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—	(1.07)	—	—

Total distributions	(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$44.47	$37.30	$38.76	$23.51

Total Return	19.51%	(0.54)%	64.92%	(21.63)	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.82%	1.86%	1.93%	2.03%
Net expenses(d)	1.82%	1.86%	1.93%	1.98%
Net invesment income (loss)(d)	0.97%	0.29%	0.54%	0.35%

Supplemental Data:
Net assets, end of period (000’s)	$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate(e)	256%	473%	831%	1,321	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

39

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2005, the Fund had a total return of 8.09%,1 compared to a return of 8.00%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded strong performances in 2005 when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+17.4%), France (+25.7%), and Germany (+25.0%.) After converting into U.S dollar terms, these indices recorded gains of +5.0%, +9.1%, and +8.5%. This reflects the strengthening of the U.S. dollar against the Euro (+14.4%) and the British Pound (+11.3%.) In December, the European Central Bank lifted its benchmark lending rate from 2.00% to 2.25%, their first tightening since 2000. In contrast, the U.S. Federal Reserve increased its Fed-Funds rate by 2.00% in 2005, and the relative change in rates within the two regions assisting in the strengthening of the dollar. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Nokia, Total, and UBS, while the bottom three performers were Vodafone Group, HSBC Holdings, and Novartis.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05[1]

	1 Year	3 Year	5 Year	Since Inception (10/18/99)

ProFund VP Europe 30	8.09%	19.68%	(0.70)%	0.54%

ProFunds Europe 30 Index	8.00%	19.40%	(0.68)%	0.24%

Dow Jones STOXX 50 Index	8.44%	20.29%	1.48%	4.26%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

40

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	1%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	28.24%
Energy	19.04%
Communications	12.91%
Financial	11.55%
Technology	9.78%
Industrial	7.47%
Consumer, Cyclical	6.91%
Basic Materials	4.10%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Common Stocks (99.6%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	26,628	$3,450,989
ASM Lithography Holding NV* (Semiconductors)	131,872	2,647,990
AstraZeneca PLC (Pharmaceuticals)	84,956	4,128,862
Autoliv, Inc. (Auto Parts & Equipment)	41,844	1,900,554
BP Amoco PLC (Oil & Gas)	126,800	8,143,096
Business Objects S.A.* (Software)	71,008	2,869,433
DaimlerChrysler AG (Auto Manufacturers)	72,276	3,688,244
Elan Corp. PLC* (Pharmaceuticals)	299,248	4,168,525
GlaxoSmithKline PLC (Pharmaceuticals)	115,388	5,824,786
HSBC Holdings PLC (Banks)	83,688	6,734,374
Koninklijke (Royal) Phillips Electronics NV (Electronics)	106,512	3,312,523
Mittal Steel Co. NV—Class A (Iron/Steel)	87,492	2,303,664
Nokia OYJ (Telecommunications)	234,580	4,292,814
Novartis AG (Pharmaceuticals)	112,852	5,922,473
Royal Dutch Shell PLC—Class A (Oil & Gas)	71,008	4,366,282
Royal Dutch Shell PLC—Class B (Oil & Gas)	60,864	3,927,554
Ryanair Holdings PLC* (Airlines)	48,184	2,697,822
Sanofi-Aventis (Pharmaceuticals)	117,924	5,176,864
SAP AG (Software)	78,616	3,543,223
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	60,864	2,360,915
Siemens AG (Miscellaneous Manufacturing)	49,452	4,232,597
STMicroelectronics NV (Semiconductors)	148,356	2,670,408
Telefonaktiebolaget LM Ericsson (Telecommunications)	102,708	3,533,155
Telewest Global, Inc.* (Telecommunications)	101,440	2,416,301
Tenaris S.A. (Iron/Steel)	22,824	2,613,348
Top Tankers, Inc. (Transportation)	115,388	1,419,272
Total Fina SA (Oil & Gas)	50,720	6,411,008
UBS AG (Banks)	53,256	5,067,308
Unilever NV (Food)	41,844	2,872,591
Vodafone Group PLC (Telecommunications)	244,724	5,254,224
Willis Group Holdings, Ltd. (Insurance)	55,792	2,060,956

TOTAL COMMON STOCKS (Cost $91,141,537)		120,012,155

Repurchase Agreements (0.7%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $854,356 (Collateralized by $795,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $871,910)	$854,000	854,000

TOTAL REPURCHASE AGREEMENTS (Cost $854,000)		854,000

TOTAL INVESTMENT SECURITIES (Cost $91,995,537)—100.3%		120,866,155
Net other assets (liabilities)—(0.3)%		(396,844)

NET ASSETS —100.0%		$120,469,311

As of 12/31/05, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $1,064,413)	17	$(14,793)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Airlines	2.2%
Auto Manufacturers	3.1%
Auto Parts & Equipment	1.6%
Banks	9.8%
Electronics	2.7%
Food	2.4%
Healthcare-Products	2.9%
Insurance	1.7%

See accompanying notes to the financial statements.

41

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Iron/Steel	4.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	19.0%
Pharmaceuticals	22.8%
Semiconductors	4.4%
Software	5.3%
Telecommunications	12.9%
Transportation	1.2%
Other**	0.4%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2005:

Finland	3.6%
France	12.0%
Germany	9.5%
Greece	1.2%
Ireland	5.7%
Luxembourg	2.2%
Netherlands	12.9%
Sweden	4.5%
Switzerland	14.2%
United Kingdom	33.8%
United States **	0.4%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

42

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
December 31, 2005

Assets:
Securities, at value (cost $91,141,537)	$120,012,155
Repurchase agreements, at cost	854,000

Total Investment Securities	120,866,155
Cash	9,332
Segregated cash balances with brokers for futures contracts	62,515
Dividends and interest receivable	152,800
Receivable for investments sold	1,135,498
Receivable for capital shares issued	1,495
Prepaid expenses	576

Total Assets	122,228,371

Liabilities:
Payable for capital shares redeemed	1,515,761
Variation margin on futures contracts	7,438
Advisory fees payable	77,897
Management services fees payable	15,579
Administration fees payable	4,116
Administrative services fees payable	57,644
Distribution fees payable	40,405
Trustee fees payable	292
Transfer agency fees payable	2,884
Fund accounting fees payable	4,009
Compliance services fees payable	1,532
Other accrued expenses	31,503

Total Liabilities	1,759,060

Net Assets	$120,469,311

Net Assets consist of:
Capital	$126,446,635
Accumulated net investment income (loss)	492,626
Accumulated net realized gains (losses) on investments	(35,325,775)
Net unrealized appreciation (depreciation) on investments	28,855,825

Net Assets	$120,469,311

Shares of Beneficial Interest Outstanding	4,309,186

Net Asset Value (offering and redemption price per share)	$27.96

Statement of Operations
For the year ended December 31,2005

Investment Income:
Dividends	$2,507,311
Interest	103,903
Foreign tax withholding	(192,336)

Total Investment Income	2,418,878

Expenses:
Advisory fees	819,666
Management services fees	163,934
Administration fees	35,194
Transfer agency fees	36,849
Administrative services fees	461,609
Distribution fees	273,222
Custody fees	19,393
Fund accounting fees	51,032
Trustee fees	1,346
Compliance services fees	2,849
Other fees	61,158

Total Expenses	1,926,252

Net Investment Income (Loss)	492,626

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,245,996

Net realized gains (losses) on futures contracts	131,264
Change in net unrealized appreciation/depreciation on investments	(4,494,970)

Net Realized and Unrealized Gains (Losses) on Investments	4,882,290

Change in Net Assets Resulting from Operations	$5,374,916

See accompanying notes to the financial statements.

43

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$492,626	$152,267
Net realized gains (losses) on investments	9,377,260	7,052,588
Change in net unrealized appreciation/depreciation on investments	(4,494,970)	5,325,389

Change in net assets resulting from operations	5,374,916	12,530,244

Distributions to Shareholders From:
Net investment income	(152,267)	(169,354)
Net realized gains on investments	(11,054,508)	(1,132,201)

Change in net assets resulting from distributions	(11,206,775)	(1,301,555)

Capital Transactions:
Proceeds from shares issued	315,882,039	498,061,730
Dividends reinvested	11,206,775	1,301,555
Cost of shares redeemed	(341,395,694)	(512,002,574)

Change in net assets resulting from capital transactions	(14,306,880)	(12,639,289)

Change in net assets	(20,138,739)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$120,469,311	$140,608,050

Accumulated net investment income (loss)	$492,626	$152,267

Share Transactions:
Issued	11,336,131	19,011,252
Reinvested	404,431	47,484
Redeemed	(12,402,581)	(19,776,434)

Change in shares	(662,019)	(717,698)

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income(loss) (a)	0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	(2.55)	(0.21)	—	—	—

Total distributions	(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	8.09%	14.32%	38.73%	(25.76)%	(24.14)%

Ratios to Average Net Assets:
Gross expenses	1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses	1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss)	0.45%	0.12%	0.25%	0.33%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2005, the Fund had a total return of 3.98%, 1 compared to a return of 6.47% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

The severe flattening of the yield curve resulted in net interest margin pressure on many of the banks in the index. Solid growth in loans and deposits helped offset some of this pressure. In addition, the larger banks in the sector had particularly strong trading and fee-based revenue growth. Strong proprietary trading by large banks and broker-dealers, especially in fixed income and energy trading, as well as solid investment banking revenues, aided this sector. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Merrill Lynch, JPMorgan Chase, and American Express, while the bottom three performers were U.S. Bancorp, Bank of America, and Morgan Stanley.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Financials	3.98%	13.96%	3.35%

Dow Jones U.S. Financials Index	6.47%	16.87%	6.30%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

46

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials - Sector omposition
% of Index

Banks	45.49%
Nonlife Insurance	17.07%
Life Insurance	5.20%
Real Estate	9.73%
General Finance	22.51%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks (100.1%)
	Shares	Value

ACE, Ltd. (Insurance)	4,164	$222,524
Affiliated Managers Group, Inc * (Diversified Financial Services)	347	27,847
AFLAC, Inc. (Insurance)	6,593	306,047
Alexandria Real Estate Equities, Inc. (REIT)	347	27,934
Allstate Corp. (Insurance)	9,022	487,820
AMB Property Corp. (REIT)	1,041	51,186
Ambac Financial Group, Inc. (Insurance)	1,388	106,959
American Express Co. (Diversified Financial Services)	14,574	749,978
American International Group, Inc. (Insurance)	30,189	2,059,794
American National Insurance Co. (Insurance)	347	40,596
AmeriCredit Corp. * (Diversified Financial Services)	1,735	44,468
Ameriprise Financial, Inc. (Diversified Financial Services)	2,776	113,816
Ameritrade Holding Corp.—Class A * (Diversified Financial Services)	3,470	83,280
Amerus Group Co. (Insurance)	347	19,664
AmSouth Bancorp (Banks)	4,511	118,233
AON Corp. (Insurance)	3,470	124,747
Apartment Investment and Management Co.—Class A (REIT)	1,388	52,564
Archstone-Smith Trust (REIT)	2,776	116,287
Arden Realty Group, Inc. (REIT)	1,041	46,668
Arthur J.Gallagher & Co. (Insurance)	1,388	42,861
Associated Banc-Corp (Banks)	1,735	56,474
Assurant, Inc. (Insurance)	1,388	60,364
Astoria Financial Corp. (Savings & Loans)	1,388	40,807
Avalonbay Communities, Inc. (REIT)	1,041	92,909
Axis Capital Holdings, Ltd. (Insurance)	1,735	54,271
Bank of America Corp. (Banks)	53,438	2,466,165
Bank of Hawaii Corp. (Banks)	694	35,769
Bank of New York Co., Inc. (Banks)	10,410	331,559
BB&T Corp. (Banks)	7,287	305,398
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,388	160,356
Boston Properties, Inc. (REIT)	1,388	102,892
BRE Properties, Inc.—Class A (REIT)	694	31,563
Brown & Brown, Inc. (Insurance)	1,388	42,390
Camden Property Trust (REIT)	694	40,196
Capital One Financial Corp. (Diversified Financial Services)	3,817	329,789
CapitalSource, Inc (Diversified Financial Services)	1,388	31,091
CarrAmerica Realty Corp. (REIT)	694	24,033
CB Richard Ellis Group, Inc.—Class A * (Real Estate)	694	40,842
CBL & Associates Properties, Inc. (REIT)	694	27,420
Centerpoint Properties Corp. (REIT)	694	34,339
Chicago Mercantile Exchange (Diversified Financial Services)	347	127,519
Chubb Corp. (Insurance)	2,776	271,076
Cincinnati Financial Corp. (Insurance)	2,082	93,024
CIT Group, Inc. (Diversified Financial Services)	2,776	143,741
Citigroup, Inc. (Diversified Financial Services)	69,053	3,351,141
City National Corp. (Banks)	694	50,273
Colonial Properties Trust (REIT)	694	29,134
Comerica, Inc. (Banks)	2,082	118,174
Commerce Bancorp, Inc. (Banks)	2,082	71,642
Commerce Bancshares, Inc. (Banks)	1,041	54,257
Commerce Group, Inc. (Insurance)	347	19,876
Compass Bancshares, Inc. (Banks)	1,735	83,783
Conseco, Inc. * (Insurance)	2,082	48,240
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,981	272,870
Crescent Real Estate Equities Co. (REIT)	1,388	27,510
Cullen/Frost Bankers, Inc. (Banks)	694	37,254
Developers Diversified Realty Corp. (REIT)	1,388	65,264
Duke-Weeks Realty Corp. (REIT)	1,735	57,949
E *TRADE Financial Corp. * (Diversified Financial Services)	4,858	101,338
East-West Bancorp, Inc. (Banks)	694	25,324
Eaton Vance Corp. (Diversified Financial Services)	1,735	47,470
Edwards (A.G.), Inc. (Diversified Financial Services)	1,041	48,781
Endurance Specialty Holdings, Ltd. (Insurance)	694	24,880
Equifax, Inc. (Commercial Services)	1,735	65,965
Equity Office Properties Trust (REIT)	5,552	168,391
Equity Residential Properties Trust (REIT)	3,817	149,321
Essex Property Trust, Inc. (REIT)	347	31,993
Everest Re Group, Ltd. (Insurance)	694	69,643
Fannie Mae (Diversified Financial Services)	12,839	626,672
Federal Realty Investment Trust (REIT)	694	42,091
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,388	51,412

See accompanying notes to the financial statements.

47

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks, continued
	Shares	Value

Fidelity National Financial, Inc. (Insurance)	2,082	$76,597
Fifth Third Bancorp (Banks)	6,246	235,599
First American Financial Corp. (Insurance)	1,041	47,157
First Horizon National Corp. (Banks)	1,735	66,693
First Niagara Financial Group, Inc. (Savings & Loans)	1,735	25,105
FirstMerit Corp. (Banks)	1,041	26,972
Forest City Enterprises, Inc.—Class A (Real Estate)	694	26,323
Franklin Resources, Inc. (Diversified Financial Services)	1,735	163,107
Freddie Mac (Diversified Financial Services)	9,022	589,588
Fulton Financial Corp. (Banks)	2,082	36,643
General Growth Properties, Inc. (REIT)	3,123	146,750
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,205	179,989
Golden West Financial Corp. (Savings & Loans)	4,164	274,824
Hanover Insurance Group, Inc. (Insurance)	694	28,988
Hartford Financial Services Group, Inc. (Insurance)	3,817	327,842
HCC Insurance Holdings, Inc. (Insurance)	1,388	41,196
Health Care Property Investors, Inc. (REIT)	1,735	44,347
Health Care REIT, Inc. (REIT)	694	23,527
Hospitality Properties Trust (REIT)	1,041	41,744
Host Marriott Corp. (REIT)	4,164	78,908
HRPT Properties Trust (REIT)	2,776	28,732
Hudson City Bancorp, Inc. (Savings & Loans)	7,981	96,730
Hudson United Bancorp (Banks)	694	28,926
Huntington Bancshares, Inc. (Banks)	2,776	65,930
Independence Community Bank Corp. (Savings & Loans)	1,041	41,359
IndyMac Bancorp, Inc. (Diversified Financial Services)	694	27,080
Investors Financial Services Corp. (Banks)	1,041	38,340
iStar Financial, Inc. (REIT)	1,388	49,482
J.P. Morgan Chase & Co. (Diversified Financial Services)	46,498	1,845,505
Janus Capital Group, Inc. (Diversified Financial Services)	3,123	58,181
Jefferies Group, Inc. (Diversified Financial Services)	694	31,216
Jefferson-Pilot Corp. (Insurance)	1,735	98,774
KeyCorp (Banks)	5,552	182,827
Kilroy Realty Corp. (REIT)	347	21,479
Kimco Realty Corp. (REIT)	2,776	89,054
Legg Mason, Inc. (Diversified Financial Services)	1,388	166,130
Liberty Property Trust (REIT)	1,041	44,607
Lincoln National Corp. (Insurance)	2,429	128,810
Loews Corp. (Insurance)	1,735	164,565
M&T Bank Corp. (Banks)	1,041	113,521
Mack-Cali Realty Corp. (REIT)	694	29,981
Marsh & McLennan Cos., Inc. (Insurance)	6,940	220,414
Marshall & Ilsley Corp. (Banks)	2,429	104,544
MBIA, Inc. (Insurance)	1,735	104,378
MBNA Corp. (Diversified Financial Services)	14,574	395,830
Mellon Financial Corp. (Banks)	5,552	190,156
Mercantile Bankshares Corp. (Banks)	1,041	58,754
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,104	752,074
MetLife, Inc. (Insurance)	5,552	272,048
MGIC Investment Corp. (Insurance)	1,388	91,358
Mills Corp. (REIT)	694	29,106
Moneygram International, Inc. (Software)	1,041	27,149
Moody’s Corp. (Commercial Services)	3,470	213,127
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,186	748,174
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	694	24,415
National City Corp. (Banks)	7,287	244,625
Nationwide Financial Services (Insurance)	694	30,536
New Century Financial Corp. (REIT)	694	25,033
New Plan Excel Realty Trust, Inc. (REIT)	1,388	32,174
New York Community Bancorp (Savings & Loans)	3,123	51,592
North Fork Bancorp, Inc. (Banks)	5,899	161,397
Northern Trust Corp. (Banks)	2,429	125,871
Nuveen Investments —Class A (Diversified Financial Services)	694	29,578
Ohio Casualty Corp. (Insurance)	694	19,654
Old Republic International Corp. (Insurance)	2,429	63,786
Pan Pacific Retail Properties (REIT)	694	46,422
PartnerRe, Ltd. (Insurance)	694	45,575
People’s Bank (Savings & Loans)	694	21,556
Philadelphia Consolidated Holding Corp. * (Insurance)	347	33,551
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,429	87,565
PMI Group, Inc. (Insurance)	1,388	57,005
PNC Financial Services Group (Banks)	3,817	236,005
Popular, Inc. (Banks)	3,123	66,051
Prentiss Properties Trust (REIT)	694	28,232
Principal Financial Group, Inc. (Insurance)	3,817	181,040
Progressive Corp. (Insurance)	2,429	283,659
Prologis (REIT)	3,123	145,907
Protective Life Corp. (Insurance)	694	30,376
Prudential Financial, Inc. (Insurance)	6,940	507,938
Public Storage, Inc. (REIT)	1,041	70,497
Radian Group, Inc. (Insurance)	1,041	60,992
Raymond James Financial Corp. (Diversified Financial Services)	694	26,143
Rayonier, Inc. (Forest Products & Paper)	1,041	41,484
Realty Income Corp. (REIT)	1,041	22,506
Reckson Associates Realty Corp. (REIT)	1,041	37,455
Regency Centers Corp. (REIT)	694	40,911
Regions Financial Corp. (Banks)	6,246	213,363
RenaissanceRe Holdings (Insurance)	1,041	45,919
SAFECO Corp. (Insurance)	1,735	98,028
Schwab (Diversified Financial Services)	13,880	203,620
SEI Investments Co. (Software)	1,041	38,517
Shurgard Storage Centers, Inc.—Class A (REIT)	694	39,357
Simon Property Group, Inc. (REIT)	2,776	212,724
Sky Financial Group, Inc. (Banks)	1,388	38,614
SL Green Realty Corp. (REIT)	694	53,015
SLM Corp. (Diversified Financial Services)	5,552	305,860
South Financial Group, Inc. (Banks)	1,041	28,669
Sovereign Bancorp, Inc. (Savings & Loans)	4,858	105,030
St. Joe Co. (Real Estate)	1,041	69,976
St. Paul Cos., Inc. (Insurance)	9,022	403,013
StanCorp Financial Group, Inc. (Insurance)	694	34,665
State Street Corp. (Banks)	4,511	250,090
SunTrust Banks, Inc. (Banks)	4,858	353,468
Synovus Financial Corp. (Banks)	3,470	93,725
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,735	124,972
Taubman Centers, Inc. (REIT)	694	24,117
TCF Financial Corp. (Banks)	1,735	47,088
TD Banknorth, Inc. (Banks)	1,041	30,241
The Colonial BancGroup, Inc. (Banks)	2,082	49,593
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,205	664,731
The Macerich Co. (REIT)	694	46,595
Thornburg Mortgage Asset Corp. (REIT)	1,388	36,366
Torchmark Corp. (Insurance)	1,388	77,173
Transatlantic Holdings, Inc. (Insurance)	347	23,318
Trizec Properties, Inc. (REIT)	1,388	31,813
U.S. Bancorp (Banks)	23,943	715,656
UnionBanCal Corp. (Banks)	694	47,692

See accompanying notes to the financial statements.

48

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2005

Common Stocks, continued
	Shares	Value

United Dominion Realty Trust, Inc. (REIT)	1,735	$40,668
Unitrin, Inc. (Insurance)	694	31,265
UnumProvident Corp. (Insurance)	3,817	86,837
Valley National Bancorp (Banks)	1,388	33,451
Ventas, Inc. (REIT)	1,388	44,444
Vornado Realty Trust (REIT)	1,735	144,820
W.R.Berkley Corp. (Insurance)	1,388	66,097
Wachovia Corp. (Banks)	20,473	1,082,203
Waddell & Reed Financial, Inc. (Diversified Financial Services)	1,041	21,830
Washington Federal, Inc. (Savings & Loans)	1,041	23,933
Washington Mutual, Inc. (Savings & Loans)	12,839	558,496
Webster Financial Corp. (Banks)	694	32,549
Weingarten Realty Investors (REIT)	1,041	39,360
Wells Fargo & Co. (Banks)	22,208	1,395,329
Whitney Holding Corp. (Banks)	694	19,127
Willis Group Holdings, Ltd. (Insurance)	1,735	64,091
Wilmington Trust Corp. (Banks)	1,041	40,505
XL Capital, Ltd.—Class A (Insurance)	2,429	163,666
Zions Bancorp (Banks)	1,388	104,877

TOTAL COMMON STOCKS
(Cost $28,902,864)		35,948,235

Repurchase Agreements (NM)
	Principal Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $2,001 (Collateralized by $2,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $2,193)	$2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000)		2,000

TOTAL INVESTMENT SECURITIES
(Cost $28,904,864)—100.1%		35,950,235
Net other assets (liabilities)—(0.1)%		(26,209)

NET ASSETS—100.0%		$35,924,026

* Non-income producing security
NM Not meaningful, amount is less than 0.05%
REIT Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Banks	28.6%
Commercial Services	0.8%
Diversified Financial Services	35.2%
Forest Products & Paper	0.4%
Insurance	22.6%
Real Estate	0.4%
Real Estate Investment Trust	8.4%
Savings & Loans	3.5%
Software	0.2%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $28,902,864)	$35,948,235
Repurchase agreements, at cost	2,000

Total Investments	35,950,235
Cash	177
Dividends and interest receivable	45,563
Receivable for capital shares issued	1,299
Receivable for investments sold	828,584
Prepaid expenses	96

Total Assets	36,825,954

Liabilities:
Payable for capital shares redeemed	826,249
Advisory fees payable	25,231
Management services fees payable	5,046
Administration fees payable	1,195
Administrative services fees payable	14,471
Distribution fees payable	9,993
Trustee fees payable	95
Transfer agency fees payable	934
Fund accounting fees payable	1,404
Compliance services fees payable	496
Other accrued expenses	16,814

Total Liabilities	901,928

Net Assets	$35,924,026

Net Assets consist of:
Capital	$34,904,028
Accumulated net investment income (loss)	196,539
Accumulated net realized gains (losses) on investments	(6,221,912)
Net unrealized appreciation (depreciation) on investments	7,045,371

Net Assets	$35,924,026

Shares of Beneficial Interest Outstanding	1,031,236

Net Asset Value (offering and redemption price per share)	$34.84

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$664,303
Interest	1,268

Total Investment Income	665,571

Expenses:
Advisory fees	183,324
Management services fees	36,665
Administration fees	7,835
Transfer agency fees	8,312
Administrative services fees	104,914
Distribution fees	61,108
Custody fees	27,093
Fund accounting fees	13,023
Trustee fees	304
Compliance services fees	729
Other fees	19,725
Recoupment of prior expenses reimbursed by the Advisor	6,000

Total Expenses	469,032

Net Investment Income (Loss)	196,539

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	193,060
Change in net unrealized appreciation/depreciation on investments	581,285

Net Realized and Unrealized Gains (Losses) on Investments	774,345

Change in Net Assets Resulting from Operations	$970,884

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$196,539	$179,899
Net realized gains (losses) on investments	193,060	516,390
Change in net unrealized appreciation/depreciation on investments	581,285	2,096,724

Change in net assets resulting from operations	970,884	2,793,013

Distributions to Shareholders From:
Net investment income	(179,899)	(80,498)

Change in net assets resulting from distributions	(179,899)	(80,498)

Capital Transactions:
Proceeds from shares issued	86,605,195	172,821,010
Dividends reinvested	179,899	80,498
Cost of shares redeemed	(82,418,733)	(165,871,738)

Change in net assets resulting from capital transactions	4,366,361	7,029,770

Change in net assets	5,157,346	9,742,285
Net Assets:
Beginning of period	30,766,680	21,024,395

End of period	$35,924,026	$30,766,680

Accumulated net investment income (loss)	$196,539	$179,899

Share Transactions:
Issued	2,615,392	5,464,779
Reinvested	5,486	2,489
Redeemed	(2,499,975)	(5,241,228)

Change in shares	120,903	226,040

See accompanying notes to the financial statements.

51

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$33.80	$30.72	$23.85	$28.02	$30.00

Investment Activities:
Net investment income (loss)( b)	0.27	0.20	0.11	0.06	0.04
Net realized and unrealized gains (losses) on investments	1.06	2.97	6.80	(4.23)	(2.02)

Total income (loss) from investment activities	1.33	3.17	6.91	(4.17)	(1.98)

Distribution to Shareholders From:
Net investment income	(0.29)	(0.09)	(0.04)	—	—

Net Asset Value, End of Period	$34.84	$33.80	$30.72	$23.85	$28.02

Total Return	3.98%	10.34%	28.99%	(14.88)%	(6.60	)%( c)

Ratios to Average Net Assets:
Gross expenses( d)	1.92%	1.92%	2.07%	2.14%	2.10%
Net expenses( d)	1.92%	1.92%	1.98%	1.98%	2.10%
Net investment income (loss)( d)	0.80%	0.63%	0.42%	0.22%	0.16%

Supplemental Data:
Net assets, end of period (000’s)	$35,924	$30,767	$21,024	$11,898	$20,089
Portfolio turnover rate( e)	316%	595%	726%	1,341%	1,330	%( c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

52

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2005, the Fund had a total return of 6.02%, 1 compared to a return of 8.32% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Healthcare spending in the U.S. continued to grow at a strong pace, yet the sector was hampered by legal and accounting issues. Merck lost the first court case brought by Vioxx users, with the jury awarding the plaintiffs $253 million. This outcome negatively impacted other drug makers as well as Merck. Bristol-Meyers Squibb was hit by an accounting scandal in which two of their executives were indicted on inflating financial results. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were UnitedHealth Group, Amgen, and Medtronic, while the bottom three performers were Abbott Laboratories, Pfizer, and Johnson & Johnson.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Health Care	6.02%	8.42%	(1.38)%

Dow Jones U.S. Health Care Index	8.32%	10.59%	0.70%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

53

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Health Care seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care - Sector Composition
% of Index

Health Care Equipment & Services	43.11%
Pharmaceuticals & Biotechnology	56.89%

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	52,532	$2,071,337
Abgenix, Inc. * (Pharmaceuticals)	2,855	61,411
Advanced Medical Optics, Inc. * (Healthcare-Products)	2,284	95,471
Aetna, Inc. (Healthcare-Services)	9,707	915,467
Affymetrix, Inc. * (Biotechnology)	2,284	109,061
Albany Molecular Research, Inc. * (Commercial Services)	571	6,938
Alcon, Inc. (Healthcare- Products)	2,855	370,008
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,142	23,126
Alkermes, Inc. * (Pharmaceuticals)	2,855	54,588
Allergan, Inc. (Pharmaceuticals)	4,568	493,161
Alpharma, Inc. (Pharmaceuticals)	1,142	32,558
American Healthways, Inc. * (Healthcare-Services)	1,142	51,676
American Medical Systems Holdings, Inc. * (Healthcare-Products)	2,284	40,724
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	571	22,149
AMERIGROUP Corp. * (Healthcare-Services)	1,713	33,335
Amgen, Inc. * (Biotechnology)	41,683	3,287,120
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,426	136,766
Applera Corp.—Applied Biosystems Group (Electronics)	6,852	181,989
Applera Corp.—Celera Genomics Group * (Biotechnology)	2,284	25,033
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,713	41,300
ArthroCare Corp. * (Healthcare-Products)	571	24,062
Bard (C.R.), Inc. (Healthcare-Products)	3,426	225,842
Barr Laboratories, Inc. * (Pharmaceuticals)	2,855	177,838
Bausch & Lomb, Inc. (Healthcare-Products)	1,713	116,313
Baxter International, Inc. (Healthcare-Products)	20,556	773,933
Beckman Coulter, Inc. (Healthcare-Products)	2,284	129,960
Becton, Dickinson & Co. (Healthcare-Products)	7,994	480,280
Beverly Enterprises, Inc. * (Healthcare-Services)	3,426	39,981
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	571	37,366
Biogen Idec, Inc. * (Biotechnology)	11,420	517,669
Biomet, Inc. (Healthcare-Products)	7,994	292,341
Biosite Diagnostics, Inc. * (Healthcare-Products)	571	32,142
Boston Scientific Corp. * (Healthcare-Products)	19,985	489,433
Bristol-Myers Squibb Co. (Pharmaceuticals)	65,665	1,508,982
Caremark Rx, Inc. * (Pharmaceuticals)	14,846	768,874
Celgene Corp. * (Biotechnology)	5,710	370,008
Cell Genesys, Inc. * (Biotechnology)	1,713	10,158
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,284	4,979
Centene Corp. * (Healthcare-Services)	1,142	30,023
Cephalon, Inc. * (Pharmaceuticals)	1,713	110,900
Charles River Laboratories International, Inc. * (Biotechnology)	2,284	96,773
Chiron Corp. * (Biotechnology)	3,426	152,320
CIGNA Corp. (Insurance)	4,568	510,246
Community Health Systems, Inc. * (Healthcare-Services)	2,855	109,461
Cooper Cos., Inc. (Healthcare-Products)	1,713	87,877
Covance, Inc. * (Healthcare-Services)	2,284	110,888
Coventry Health Care, Inc. * (Healthcare-Services)	5,710	325,242
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	36,401
CuraGen Corp. * (Biotechnology)	1,713	5,276
CV Therapeutics, Inc. * (Pharmaceuticals)	1,713	42,362
Cyberonics, Inc. * (Healthcare-Products)	571	18,443
CYTYC Corp. * (Healthcare-Products)	3,997	112,835
Dade Behring Holdings, Inc. (Healthcare-Products)	2,855	116,741
Datascope Corp. (Healthcare-Products)	571	18,872
DaVita, Inc. * (Healthcare-Services)	3,426	173,493
Delta & Pine Land Co. (Agriculture)	1,142	26,277
DENTSPLY International, Inc. (Healthcare-Products)	2,284	122,628
Diagnostic Products Corp. (Healthcare-Products)	571	27,722
Edwards Lifesciences Corp. * (Healthcare-Products)	2,284	95,037
Eli Lilly & Co. (Pharmaceuticals)	32,547	1,841,835
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	3,426	103,671
Enzo Biochem, Inc. * (Biotechnology)	1,142	14,184
Enzon, Inc. * (Biotechnology)	1,713	12,676
eResearch Technology, Inc. * (Internet)	1,142	17,244
Express Scripts, Inc. * (Pharmaceuticals)	3,997	334,949
Fisher Scientific International, Inc. * (Electronics)	3,997	247,254
Forest Laboratories, Inc. * (Pharmaceuticals)	11,991	487,794
Gen-Probe, Inc. * (Healthcare-Products)	1,713	83,577
Genentech, Inc. * (Biotechnology)	15,417	1,426,072
Genzyme Corp. * (Biotechnology)	8,565	606,231
Gilead Sciences, Inc. * (Pharmaceuticals)	15,417	811,397
Guidant Corp. (Healthcare-Products)	11,420	739,445
Haemonetics Corp. * (Healthcare-Products)	571	27,899
HCA, Inc. (Healthcare-Services)	13,704	692,052

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Health Management Associates, Inc.—Class A (Healthcare-Services)	7,994	$175,548
Health Net, Inc. * (Healthcare-Services)	3,997	206,045
Henry Schein, Inc. * (Healthcare-Products)	2,855	124,592
Hillenbrand Industries, Inc. (Healthcare-Products)	1,713	84,639
Hologic, Inc. * (Healthcare-Products)	1,713	64,957
Hospira, Inc. * (Pharmaceuticals)	5,139	219,846
Human Genome Sciences, Inc. * (Biotechnology)	4,568	39,102
Humana, Inc. * (Healthcare-Services)	5,139	279,202
ICOS Corp. * (Biotechnology)	1,713	47,330
IDEXX Laboratories, Inc. * (Healthcare-Products)	1,142	82,201
ImClone Systems, Inc. * (Pharmaceuticals)	2,284	78,204
Immucor, Inc. * (Healthcare-Products)	1,713	40,016
INAMED Corp. * (Healthcare-Products)	1,142	100,131
Incyte Genomics, Inc. * (Biotechnology)	2,855	15,246
InterMune, Inc. * (Biotechnology)	571	9,593
Intuitive Surgical, Inc. * (Healthcare-Products)	1,142	133,922
Invacare Corp. (Healthcare-Products)	1,142	35,962
Invitrogen Corp. * (Biotechnology)	1,713	114,154
IVAX Corp. * (Pharmaceuticals)	7,423	232,563
Johnson & Johnson (Healthcare-Products)	99,925	6,005,492
Kinetic Concepts, Inc. * (Healthcare-Products)	1,713	68,109
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,994	135,258
Kyphon, Inc. * (Healthcare-Products)	1,142	46,628
Laboratory Corp.of America Holdings * (Healthcare-Services)	4,568	245,987
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,713	64,238
Lincare Holdings, Inc. * (Healthcare-Services)	3,426	143,584
Manor Care, Inc. (Healthcare-Services)	2,855	113,543
Medarex, Inc. * (Pharmaceuticals)	3,997	55,358
Medco Health Solutions, Inc. * (Pharmaceuticals)	10,278	573,512
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,713	54,902
MedImmune, Inc. * (Biotechnology)	8,565	299,946
Medtronic, Inc. (Healthcare-Products)	40,541	2,333,945
Mentor Corp. (Healthcare-Products)	1,142	52,623
Merck & Co., Inc. (Pharmaceuticals)	74,230	2,361,256
MGI Pharma, Inc. * (Pharmaceuticals)	2,855	48,992
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,278	99,697
Millipore Corp. * (Biotechnology)	1,713	113,127
Molecular Devices Corp. * (Electronics)	571	16,519
Mylan Laboratories, Inc. (Pharmaceuticals)	7,423	148,163
Myriad Genetics, Inc. * (Biotechnology)	1,142	23,754
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,713	5,790
Nektar Therapeutics * (Biotechnology)	2,855	46,993
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,142	71,638
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	571	8,639
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	20,282
Odyssey Healthcare, Inc. * (Healthcare-Services)	1,142	21,287
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,142	32,844
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,713	48,033
Owens & Minor, Inc. (Distribution/Wholesale)	1,142	31,439
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,142	35,790
PAREXEL International Corp. * (Commercial Services)	1,142	23,137
Patterson Cos., Inc. * (Healthcare-Products)	3,997	133,500
Pediatrix Medical Group, Inc. * (Healthcare-Services)	571	50,573
Perrigo Co. (Pharmaceuticals)	2,855	42,568
Pfizer, Inc. (Pharmaceuticals)	250,098	5,832,285
Pharmaceutical Product Development, Inc. (Commercial Services)	1,713	106,120
PolyMedica Corp. (Healthcare-Products)	571	19,111
Protein Design Labs, Inc. * (Biotechnology)	3,997	113,595
PSS World Medical, Inc. * (Healthcare-Products)	2,284	33,895
Psychiatric Solutions, Inc. * (Healthcare-Services)	571	33,541
Quest Diagnostics, Inc. (Healthcare-Services)	5,139	264,556
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,142	18,215
Renal Care Group, Inc. * (Healthcare-Services)	2,284	108,056
ResMed, Inc. * (Healthcare-Products)	2,284	87,500
Respironics, Inc. * (Healthcare-Products)	2,284	84,668
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,284	8,542
Schering-Plough Corp. (Pharmaceuticals)	49,677	1,035,765
Sepracor, Inc. * (Pharmaceuticals)	3,426	176,782
Sierra Health Services, Inc. * (Healthcare-Services)	1,142	91,314
St. Jude Medical, Inc. * (Healthcare-Products)	12,562	630,612
STERIS Corp. (Healthcare-Products)	2,284	57,146
Stryker Corp. (Healthcare-Products)	9,136	405,912
Sunrise Assisted Living, Inc. * (Healthcare-Services)	1,142	38,497
Sybron Dental Special, Inc. * (Healthcare-Products)	1,142	45,463
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	571	7,977
Techne Corp. * (Healthcare-Products)	1,142	64,123
Telik, Inc. * (Biotechnology)	1,713	29,104
Tenet Healthcare Corp. * (Healthcare-Services)	15,988	122,468
The Medicines Co. * (Pharmaceuticals)	1,713	29,892
Thermo Electron Corp. * (Electronics)	5,139	154,838
Triad Hospitals, Inc. * (Healthcare-Services)	2,855	112,002
Trimeris, Inc. * (Pharmaceuticals)	571	6,561
United Surgical Partners International, Inc. * (Healthcare-Services)	1,713	55,073
United Therapeutics Corp. * (Pharmaceuticals)	571	39,468
UnitedHealth Group, Inc. (Healthcare-Services)	46,251	2,874,036
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,713	80,066
Valeant Pharmaceuticals International (Pharmaceuticals)	2,855	51,618
Varian Medical Systems, Inc. * (Healthcare-Products)	4,568	229,953
Varian, Inc. * (Electronics)	1,142	45,440
Ventana Medical Systems, Inc. * (Healthcare-Products)	1,142	48,364
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,855	78,998
Viasys Healthcare, Inc. * (Healthcare-Products)	1,142	29,349
Waters Corp. * (Electronics)	3,997	151,087
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,426	111,379
WellPoint, Inc. * (Healthcare-Services)	21,697	1,731,203
Wyeth (Pharmaceuticals)	45,109	2,078,172
Zimmer Holdings, Inc. * (Healthcare-Products)	8,565	577,624

TOTAL COMMON STOCKS (Cost $47,042,561)		57,390,245

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $258,108, (Collateralized by $240,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $263,218)	$258,000	258,000

TOTAL REPURCHASE AGREEMENTS (Cost $258,000)		258,000

TOTAL INVESTMENT SECURITIES (Cost $47,300,561)—100.6%		57,648,245
Net other assets (liabilities)—(0.6)%		(340,809)

NET ASSETS—100.0%		$57,307,436

*	Non-income producing security

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP Health Care	Schedule of Portfolio Investments December 31, 2005

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Agriculture	NM
Biotechnology	13.5%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	1.4%
Healthcare-Products	28.2%
Healthcare-Services	16.3%
Insurance	0.9%
Internet	NM
Pharmaceuticals	39.5%
Other **	(0.1)%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $47,042,561)	$57,390,245
Repurchase agreements, at cost	258,000

Total Investment Securities	57,648,245
Cash	727
Dividends and interest receivable	34,478
Receivable for capital shares issued	10,609,673
Prepaid expenses	142

Total Assets	68,293,265

Liabilities:
Payable for investments purchased	10,891,281
Advisory fees payable	32,637
Management services fees payable	6,528
Administration fees payable	1,561
Administrative services fees payable	17,768
Distribution fees payable	11,060
Trustee fees payable	107
Transfer agency fees payable	1,053
Fund accounting fees payable	1,548
Compliance services fees payable	559
Other accrued expenses	21,727

Total Liabilities	10,985,829

Net Assets	$57,307,436

Net Assets consist of:
Capital	$61,380,377
Accumulated net realized gains (losses) on investments	(14,420,625)
Net unrealized appreciation (depreciation) on investments	10,347,684

Net Assets	$57,307,436

Shares of Beneficial Interest Outstanding	2,046,191

Net Asset Value (offering and redemption price per share)	$28.01

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$651,040
Interest	2,449

Total Investment Income	653,489

Expenses:
Advisory fees	370,780
Management services fees	74,156
Administration fees	16,005
Transfer agency fees	16,829
Administrative services fees	228,476
Distribution fees	123,593
Custody fees	28,760
Fund accounting fees	24,447
Trustee fees	508
Compliance services fees	1,097
Other fees	38,191
Recoupment of prior expenses reimbursed by the Advisor	10,064

Total Expenses	932,906

Net Investment Income (Loss)	(279,417)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,211,488)
Change in net unrealized appreciation/depreciation on investments	4,081,068

Net Realized and Unrealized Gains (Losses) on Investments	2,869,580

Change in Net Assets Resulting from Operations	$2,590,163

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(279,417)	$(209,147)
Net realized gains (losses) on investments	(1,211,488)	(2,559,486)
Change in net unrealized appreciation/depreciation on investments	4,081,068	1,876,020

Change in net assets resulting from operations	2,590,163	(892,613)

Capital Transactions:
Proceeds from shares issued	177,763,102	199,660,544
Cost of shares redeemed	(163,063,035)	(184,036,396)

Change in net assets resulting from capital transactions	14,700,067	15,624,148

Change in net assets	17,290,230	14,731,535
Net Assets:
Beginning of period	40,017,206	25,285,671

End of period	$57,307,436	$40,017,206

Share Transactions:
Issued	6,552,099	7,553,376
Redeemed	(6,020,634)	(7,018,303)

Change in shares	531,465	535,073

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001 (a) through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$26.42	$25.81	$21.98	$28.43	$30.00

Investment Activities:
Net investment income (loss) (b)	(0.15)	(0.13)	(0.15)	(0.13)	(0.30)
Net realized and unrealized gains (losses) on investments	1.74	0.74 (c)	3.98	(6.32)	(1.27)

Total income (loss) from investment activities	1.59	0.61	3.83	(6.45)	(1.57)

Net Asset Value, End of Period	$28.01	$26.42	$25.81	$21.98	$28.43

Total Return	6.02%	2.36%	17.42%	(22.69)%	(5.23)	% (d)

Ratios to Average Net Assets:
Gross expenses (e)	1.89%	1.91%	2.04%	2.14%	2.06%
Net expenses (e)	1.89%	1.91%	1.97%	1.98%	2.06%
Net investment income (loss) (e)	(0.57)%	(0.51)%	(0.63)%	(0.54)%	(1.10)%

Supplemental Data:
Net assets, end of period (000’s)	$57,307	$40,017	$25,286	$14,622	$33,227
Portfolio turnover rate (f)	310%	464%	877%	897%	1,032	% (d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2005, the Fund had a total of 1.22%, 1 compared to a return of 3.32% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

The Technology Sector posted lackluster returns in 2005, as margins on computers and related products declined in the face of increasing competition. Sales of flash memory continued to be strong, powered by sales of digital and home media products. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Apple Computer, Google, and Hewlett-Packard, while the bottom three performers were Dell, IBM, and Cisco Systems.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Technology	1.22%	13.73%	(12.31)%

Dow Jones U.S. Technology Index	3.32%	16.67%	(9.86)%

S&P 500 Index	4.91%	14.39%	0.19%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

60

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology - Sector Composition
% of Index

Software & Computer Services	40.49%
Technology Hardware & Equipment	59.51%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2005

Common Stocks (100.0%)
	Shares	Value

3Com Corp. * (Telecommunications)	3,675	$13,230
ADC Telecommunications, Inc. * (Telecommunications)	1,050	23,457
Adobe Systems, Inc. (Software)	6,300	232,847
ADTRAN, Inc. (Telecommunications)	525	15,614
Advanced Micro Devices, Inc. * (Semiconductors)	4,200	128,519
Agere Systems, Inc. * (Semiconductors)	1,575	20,318
Akamai Technologies, Inc. * (Internet)	1,575	31,390
Altera Corp. * (Semiconductors)	3,675	68,098
Amdocs, Ltd. * (Telecommunications)	2,100	57,750
American Power Conversion Corp. (Electrical Components & Equipment)	2,100	46,200
American Tower Corp. * (Telecommunications)	4,200	113,820
Analog Devices, Inc. (Semiconductors)	3,675	131,821
Andrew Corp. * (Telecommunications)	1,575	16,900
ANSYS, Inc. * (Software)	525	22,412
Anteon International Corp. * (Computers)	525	28,534
Apple Computer, Inc. * (Computers)	8,400	603,875
Applied Materials, Inc. (Semiconductors)	16,275	291,973
Applied Micro Circuits Corp. * (Semiconductors)	3,150	8,096
Arris Group, Inc. * (Telecommunications)	1,050	9,944
Atmel Corp. * (Semiconductors)	4,725	14,600
ATMI, Inc. * (Semiconductors)	525	14,684
Autodesk, Inc. (Software)	2,100	90,195
Avaya, Inc. * (Telecommunications)	4,725	50,416
Avocent Corp. * (Internet)	525	14,275
BEA Systems, Inc. * (Software)	4,200	39,480
BMC Software, Inc. * (Software)	2,100	43,029
Broadcom Corp.—Class A * (Semiconductors)	2,625	123,768
Brocade Communications Systems, Inc. * (Computers)	2,625	10,684
Brooks Automation, Inc. * (Semiconductors)	525	6,578
CACI International, Inc.—Class A * (Computers)	525	30,125
Cadence Design Systems, Inc. * (Computers)	2,625	44,415
Cerner Corp. * (Software)	525	47,728
Check Point Software Technologies, Ltd. * (Internet)	1,575	31,658
CIENA Corp. * (Telecommunications)	5,775	17,152
Cisco Systems, Inc. * (Telecommunications)	66,675	1,141,475
Citrix Systems, Inc. * (Software)	1,575	45,329
Cognizant Technology Solutions Corp. * (Computers)	1,575	79,301
Computer Associates International, Inc. (Software)	4,725	133,197
Computer Sciences Corp. * (Computers)	2,100	106,344
Compuware Corp. * (Software)	3,675	32,965
Comverse Technology, Inc. * (Telecommunications)	2,100	55,839
Conexant Systems, Inc. * (Semiconductors)	4,725	10,679
Corning, Inc. * (Telecommunications)	15,225	299,323
Cree Research, Inc. * (Semiconductors)	525	13,251
Crown Castle International Corp. * (Telecommunications)	2,100	56,511
CSG Systems International, Inc. * (Software)	525	11,718
Cymer, Inc. * (Electronics)	525	18,643
Cypress Semiconductor Corp. * (Semiconductors)	1,575	22,444
Dell, Inc. * (Computers)	22,050	661,279
Diebold, Inc. (Computers)	525	19,950
Digital River, Inc. * (Internet)	525	15,614
DST Systems, Inc. * (Computers)	525	31,453
Dycom Industries, Inc. * (Engineering & Construction)	525	11,550
EarthLink, Inc. * (Internet)	1,050	11,666
Electronic Data Systems Corp. (Computers)	5,250	126,210
Electronics for Imaging, Inc. * (Computers)	525	13,970
EMC Corp. * (Computers)	24,150	328,923
Emulex Corp. * (Semiconductors)	1,050	20,780
F5 Networks, Inc. * (Internet)	525	30,025
Fair Isaac Corp. (Software)	525	23,189
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,050	17,756
Filenet Corp. * (Software)	525	13,571
Foundry Networks, Inc. * (Telecommunications)	1,050	14,501
Freescale Semiconductor, Inc.—Class A * (Semiconductors)	4,200	105,798
Google, Inc. * (Internet)	2,100	871,205
Harris Corp. (Telecommunications)	1,575	67,741
Hewlett-Packard Co. (Computers)	28,875	826,690
Hyperion Solutions Corp. * (Software)	525	18,806
IKON Office Solutions, Inc. (Office/Business Equipment)	1,050	10,931
Imation Corp. (Computers)	525	24,187
Informatica Corp. * (Software)	1,050	12,600
Ingram Micro, Inc.—Class A * (Distribution/Wholesale)	1,575	31,389
Insight Enterprises, Inc. * (Retail)	525	10,295
Integrated Device Technology, Inc. * (Semiconductors)	2,100	27,678
Intel Corp. (Semiconductors)	61,950	1,546,271

See accompanying notes to the financial statements.

61

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2005

Common Stocks, continued
	Shares	Value

Interdigital Communications Corp. * (Telecommunications)	525	$9,618
Intergraph Corp. * (Computers)	525	26,150
International Business Machines Corp. (Computers)	16,275	1,337,804
International Rectifier Corp. * (Semiconductors)	525	16,748
Internet Security Systems, Inc. * (Internet)	525	10,999
Intersil Corp.—Class A (Semiconductors)	1,575	39,186
Intuit, Inc. * (Software)	1,575	83,948
Jack Henry & Associates, Inc. (Computers)	525	10,017
JDS Uniphase Corp. * (Telecommunications)	16,275	38,409
Juniper Networks, Inc. * (Telecommunications)	5,775	128,783
KLA -Tencor Corp. (Semiconductors)	2,100	103,593
Kronos, Inc. * (Computers)	525	21,977
Lam Research Corp. * (Semiconductors)	1,575	56,196
Lexmark International, Inc.—Class A * (Computers)	1,050	47,072
Linear Technology Corp. (Semiconductors)	3,150	113,621
LSI Logic Corp. * (Semiconductors)	4,200	33,600
Lucent Technologies, Inc. * (Telecommunications)	45,150	120,099
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	525	17,388
Macrovision Corp. * (Entertainment)	525	8,783
Marvell Technology Group, Ltd. * (Semiconductors)	2,100	117,788
Maxim Integrated Products, Inc. (Semiconductors)	3,150	114,156
Maxtor Corp. * (Computers)	2,625	18,218
McAfee, Inc. * (Internet)	1,575	42,730
MEMC Electronic Materials, Inc. * (Semiconductors)	1,575	34,918
Mercury Interactive Corp. * (Software)	1,050	29,180
Microchip Technology, Inc. (Semiconductors)	2,100	67,515
Micron Technology, Inc. * (Semiconductors)	6,300	83,853
Micros Systems, Inc. * (Computers)	525	25,368
Microsemi Corp. * (Semiconductors)	525	14,522
Microsoft Corp. (Software)	96,075	2,512,360
Motorola, Inc. (Telecommunications)	25,200	569,267
National Semiconductor Corp. (Semiconductors)	3,675	95,477
NCR Corp. * (Computers)	2,100	71,274
Network Appliance, Inc. * (Computers)	3,675	99,225
Novell, Inc. * (Software)	3,675	32,450
Novellus Systems, Inc. * (Semiconductors)	1,575	37,989
NVIDIA Corp. * (Semiconductors)	1,575	57,582
OmniVision Technologies, Inc. * (Semiconductors)	525	10,479
Openwave Systems, Inc. * (Internet)	1,050	18,344
Oracle Corp. * (Software)	39,900	487,178
Palm, Inc. * (Computers)	525	16,695
Parametric Technology Corp. * (Software)	2,625	16,013
Perot Systems Corp.—Class A * (Computers)	1,050	14,847
Pitney Bowes, Inc. (Office/Business Equipment)	2,100	88,725
Plantronics, Inc. (Telecommunications)	525	14,858
PMC-Sierra, Inc. * (Semiconductors)	2,100	16,191
Polycom, Inc. * (Telecommunications)	1,050	16,065
Progress Software Corp. * (Software)	525	14,900
QLogic Corp. * (Semiconductors)	1,050	34,136
Qualcomm, Inc. (Telecommunications)	16,800	723,743
Rambus, Inc. * (Semiconductors)	1,050	17,000
RealNetworks, Inc. * (Internet)	1,050	8,148
Red Hat, Inc. * (Software)	1,575	42,903
Reynolds & Reynolds Co. (Computers)	525	14,737
RF Micro Devices, Inc. * (Telecommunications)	2,100	11,361
RSA Security, Inc. * (Internet)	525	5,896
Salesforce.com, Inc. * (Software)	1,050	33,653
SanDisk Corp. * (Computers)	2,100	131,922
Scientific-Atlanta, Inc. (Telecommunications)	1,575	67,835
Seagate Technology, Inc. (Computers)	3,675	73,463
Semtech Corp. * (Semiconductors)	525	9,587
Siebel Systems, Inc. (Software)	4,725	49,991
Silicon Laboratories, Inc. * (Semiconductors)	525	19,247
Skyworks Solutions, Inc. * (Semiconductors)	1,575	8,017
Sonus Networks, Inc. * (Telecommunications)	2,625	9,765
SRA International, Inc.—Class A * (Computers)	525	16,034
Sun Microsystems, Inc. * (Computers)	34,650	145,184
Sybase, Inc. * (Software)	1,050	22,953
Sycamore Networks, Inc. * (Telecommunications)	2,100	9,072
Symantec Corp. * (Internet)	12,075	211,312
Synopsys, Inc. * (Computers)	1,575	31,595
Tech Data Corp. * (Distribution/Wholesale)	525	20,832
Tekelec * (Telecommunications)	525	7,298
Tellabs, Inc. * (Telecommunications)	4,200	45,780
Teradyne, Inc. * (Semiconductors)	2,100	30,597
Tessera Technologies, Inc. * (Semiconductors)	525	13,571
Texas Instruments, Inc. (Semiconductors)	17,325	555,612
Tibco Software, Inc. * (Internet)	2,100	15,687
Unisys Corp. * (Computers)	3,675	21,425
United Online, Inc. (Internet)	525	7,466
United Stationers, Inc. * (Distribution/Wholesale)	525	25,463
Unova, Inc. * (Machinery-Diversified)	525	17,745
UTStarcom, Inc. * (Telecommunications)	1,050	8,463
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	525	23,063
VeriSign, Inc. * (Internet)	2,625	57,539
Western Digital Corp. * (Computers)	2,100	39,081
Wind River Systems, Inc. * (Software)	1,050	15,509
Xerox Corp. * (Office/Business Equipment)	9,450	138,442
Xilinx, Inc. (Semiconductors)	3,675	92,647
Yahoo!, Inc. * (Internet)	13,650	534,806
Zebra Technologies Corp. * (Machinery-Diversified)	525	22,496

TOTAL COMMON STOCKS
(Cost $13,761,653)		19,717,866

TOTAL INVESTMENT SECURITIES
(Cost $13,761,653)—100.0%		19,717,866
Net other assets (liabilities)— NM		(2,070)

NET ASSETS—100.0%		$19,715,796

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Computers	26.0%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	NM
Internet	9.7%
Machinery-Diversified	0.2%
Office/Business Equipment	1.2%
Retail	0.1%
Semiconductors	22.3%
Software	20.8%
Telecommunications	18.9%
Other **	NM

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $13,761,653)	$19,717,866
Dividends and interest receivable	6,576
Receivable for investments sold	563,268
Receivable for capital shares issued	2,156
Prepaid expenses	72

Total Assets	20,289,938

Liabilities:
Cash overdraft	131,398
Payable for capital shares redeemed	394,279
Advisory fees payable	14,948
Management services fees payable	2,990
Administration fees payable	741
Administrative services fees payable	8,100
Distribution fees payable	6,614
Trustee fees payable	56
Transfer agency fees payable	553
Fund accounting fees payable	853
Compliance services fees payable	293
Other accrued expenses	13,317

Total Liabilities	574,142

Net Assets	$19,715,796

Net Assets consist of:
Capital	$26,597,453
Accumulated net realized gains (losses) on investments	(12,837,870)
Net unrealized appreciation (depreciation) on investments	5,956,213

Net Assets	$19,715,796

Shares of Beneficial Interest Outstanding	1,322,174

Net Asset Value (offering and redemption price per share)	$14.91

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$105,633
Interest	999

Total Investment Income	106,632

Expenses:
Advisory fees	134,303
Management services fees	26,861
Administration fees	5,757
Transfer agency fees	6,118
Administrative services fees	71,088
Distribution fees	44,768
Custody fees	24,333
Fund accounting fees	9,665
Trustee fees	227
Compliance services fees	470
Other fees	14,598

Total Expenses	338,188

Net Investment Income (Loss)	(231,556)

Realized and Unrealized Gains (Losses) on Investments:

Net realized gains (losses) on investment securities	1,492,123
Change in net unrealized appreciation/depreciation on investments	(1,300,789)

Net Realized and Unrealized Gains (Losses) on Investments	191,334

Change in Net Assets Resulting from Operations	$(40,222)

See accompanying notes to the financial statements.

63

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$(231,556)	$97,825
Net realized gains (losses) on investments	1,492,123	178,869
Change in net unrealized appreciation/depreciation on investments	(1,300,789)	(142,270)

Change in net assets resulting from operations	(40,222)	134,424

Distributions to Shareholders From:
Net investment income	(97,825)	—
Net realized gains on investments	(973,472)	(338,531)

Change in net assets resulting from distributions	(1,071,297)	(338,531)

Capital Transactions:
Proceeds from shares issued	72,308,623	116,684,220
Dividends reinvested	1,071,297	338,531
Cost of shares redeemed	(77,029,037)	(122,973,022)

Change in net assets resulting from capital transactions	(3,649,117)	(5,950,271)

Change in net assets	(4,760,636)	(6,154,378)
Net Assets:
Beginning of period	24,476,432	30,630,810

End of period	$19,715,796	$24,476,432

Accumulated net investment income (loss)	$—	$97,825

Share Transactions:
Issued	4,858,358	7,932,305
Reinvested	68,938	23,476
Redeemed	(5,204,837)	(8,324,595)

Change in shares	(277,541)	(368,814)

See accompanying notes to the financial statements.

64

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the		For the	For the	For the period
	year ended		year ended		year ended	year ended	January 22, 2001( a) through
	December 31, 2005		December 31, 2004		December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$15.30		$15.56		$10.66	$17.97	$30.00

Investment Activities:
Net investment income (loss)( b)	(0.19)		0.06		(0.20)	(0.24)	(0.34)
Net realized and unrealized gains (losses) on investments	0.40	( c)	(0.14)	( c)	5.10	(7.07)	(11.69)

Total income (loss) from investment activities	0.21		(0.08)		4.90	(7.31)	(12.03)

Distributions to Shareholders From:
Net investment income	(0.05)		—		—	—	—
Net realized gains on investments	(0.55)		(0.18)		—	—	—

Total distributions	(0.60)		(0.18)		—	—	—

Net Asset Value, End of Period	$14.91		$15.30		$15.56	$10.66	$17.97

Total Return	1.22%		(0.43)%		45.97%	(40.68)%	(40.10)%	( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.89%		1.87%		1.93%	2.27%	2.10%
Net expenses( e)	1.89%		1.87%		1.93%	1.98%	2.10%
Net investment income (loss)( e)	(1.29)%		0.40%		(1.47)%	(1.77)%	(1.91)%

Supplemental Data:
Net assets, end of period (000’s)	$19,716		$24,476		$30,631	$15,271	$15,410
Portfolio turnover rate( f)	381%		497%		702%	1,208%	2,548%	( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses on investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

65

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of 9.01%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of 12/31/05, the last (most recent) Long Bond to be issued carried a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond’s coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped push bond yields up by more than 50 basis points during September and October. Since this Fund has an investment objective seeking returns greater than 100% of the daily performance of the Long Bond, the daily performance of the Long Bond had a magnified effect on the Fund.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP U.S. Government Plus	9.01%	4.75%	8.38%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

[1] Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and donot reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2] The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
[4] The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

66

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	8%
Futures Contracts	2%
Swap Agreements	115%

Total Exposure	125%

"Market Exposure" excludes any short-term investments and cash equivalents.

PROFUNDS VP ProFund VP U.S. Government Plus	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (71.5%)

	Principal Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$16,345,000	$16,342,140
Federal Farm Credit Bank *, 3.15%, 1/3/06	16,345,000	16,342,140
Federal Home Loan Bank *, 3.15%, 1/3/06	16,345,000	16,342,140
Federal National Mortgage Association *, 3.15%, 1/3/06	16,345,000	16,342,140

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $65,368,560)		65,368,560

U.S. Treasury Obligations (8.3%)

U.S. Treasury Bonds, 5.375%, 2/15/31 **	6,790,000	7,628,139

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,593,325)		7,628,139

Repurchase Agreements (17.9%)

UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $16,342,807 (Collateralized by $16,598,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $16,662,962)	16,336,000	16,336,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,336,000)		16,336,000

TOTAL INVESTMENT SECURITIES
(Cost $89,297,885)—97.7%		89,332,699
Net other assets (liabilities)—2.3%		2,130,324

NET ASSETS—100.0%		$91,463,023

* All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006** (Underlying face amount at value $2,054,813)	18	$(7,902)

Swap Agreements
	Units

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount at value $104,713,363)	93,208,000	(183,919)

** As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

67

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $72,961,885)	$72,996,699
Repurchase agreements, at cost	16,336,000

Total Investment Securities	89,332,699
Cash	5,869
Interest receivable	141,256
Segregated cash balances with brokers for futures contracts	19,800
Segregated cash balances with custodian for swap agreements	941
Receivable for capital shares issued	2,283,531
Prepaid expenses	174

Total Assets	91,784,270

Liabilities:
Payable for capital shares redeemed	561
Unrealized depreciation on swap agreements	183,919
Variation margin on futures contracts	7,902
Advisory fees payable	35,842
Management services fees payable	10,753
Administration fees payable	2,673
Administrative services fees payable	34,493
Distribution fees payable	18,818
Trustee fees payable	202
Transfer agency payable	1,992
Fund accounting fees payable	2,755
Compliance services fees payable	1,057
Other accrued expenses	20,280

Total Liabilities	321,247

Net Assets	$91,463,023

Net Assets consist of:
Capital	$94,599,318
Accumulated net realized gains (losses) on investments	(2,979,288)
Net unrealized appreciation (depreciation) on investments	(157,007)

Net Assets	$91,463,023

Shares of Beneficial Interest Outstanding	2,793,182

Net Asset Value (offering and redemption price per share)	$32.75

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$2,369,191

Expenses:
Advisory fees	303,112
Management services fees	90,934
Administration fees	19,465
Transfer agency fees	20,328
Administrative services fees	296,076
Distribution fees	151,291
Custody fees	17,641
Fund accounting fees	28,125
Trustee fees	595
Compliance services fees	1,634
Other fees	31,803

Total Expenses	961,004

Net Investment Income (Loss)	1,408,187

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	540,899
Net realized gains (losses) on futures contracts	20,717
Net realized gains (losses) on swap agreements	1,583,180
Change in net unrealized appreciation/depreciation on investments	(1,056,923)

Net Realized and Unrealized Gains (Losses) on Investments	1,087,873

Change in Net Assets Resulting from Operations	$2,496,060

See accompanying notes to the financial statements.

68

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$1,408,187	$380,734
Net realized gains (losses) on investments	2,144,796	(753,573)
Change in net unrealized appreciation/depreciation on investments	(1,056,923)	722,226

Change in net assets resulting from operations	2,496,060	349,387

Distributions to Shareholders From:
Net investment income	(1,408,188)	(380,734)
Return of capital	—	(17,360)

Change in net assets resulting from distributions	(1,408,188)	(398,094)

Capital Transactions:
Proceeds from shares issued	536,656,449	435,266,259
Dividends reinvested	1,408,188	398,094
Cost of shares redeemed	(491,294,605)	(428,786,941)

Change in net assets resulting from capital transactions	46,770,032	6,877,412

Change in net assets	47,857,904	6,828,705
Net Assets:
Beginning of period	43,605,119	36,776,414

End of period	$91,463,023	$43,605,119

Share Transactions:
Issued	16,524,986	14,822,761
Reinvested	43,526	13,248
Redeemed	(15,193,968)	(14,700,662)

Change in shares	1,374,544	135,347

See accompanying notes to the financial statements.

69

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the		For the	For the period
	year ended	year ended		year ended	May 1, 2002( a) through
	December 31, 2005	December 31, 2004		December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$30.74	$28.66		$34.12	$30.00

Investment Activities:
Net investment income (loss)( b)	0.75	0.25		0.06	0.12
Net realized and unrealized gains (losses) on investments	2.01	2.09	( c)	(0.90)	4.89

Total income (loss) from investment activities	2.76	2.34		(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.75)	(0.25)		(0.06)	(0.89)
Net realized gains on investments	—	—		(3.23)	—
Return of capital	—	(0.01)		(1.33)	—

Total distributions	(0.75)	(0.26)		(4.62)	(0.89)

Net Asset Value, End of Period	$32.75	$30.74		$28.66	$34.12

Total Return	9.01%	8.18%		(2.55)%	16.90%	( d)

Ratios to Average Net Assets:
Gross expenses( e)	1.59%	1.61%		1.74%	1.71%
Net expenses( e)	1.59%	1.61%		1.73%	1.71%
Net investment income (loss)( e)	2.32%	0.86%		0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$91,463	$43,605		$36,776	$124,928
Portfolio turnover rate( f)	1,660%	1,258%		526%	269	%( d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

70

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of –7.89%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/05 the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond's coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped pushed bond yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Rising Rates Opportunity	(7.89)%	(7.67)%	(11.53)%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

71

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(123)%
Options	NM

Total Exposure	(126)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2005

U.S. Government Agency Obligations (79.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$27,686,000	$27,681,155
Federal Farm Credit Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal Home Loan Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal National Mortgage Association *, 3.15%, 1/3/06	27,686,000	27,681,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,724,620)		110,724,620

Repurchase Agreements (19.8%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $27,678,528 (Collateralized by $28,112,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $28,221,533)	27,667,000	27,667,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,667,000)		27,667,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	300	3,474

TOTAL OPTIONS PURCHASED (Cost $5,138)		3,474

TOTAL INVESTMENT SECURITIES (Cost $138,396,758)—99.3%		138,395,094
Net other assets (liabilities)—0.7%		984,402

NET ASSETS—100.0%		$139,379,496

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006** (Underlying face amount at value $3,538,844)	31	$922

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount
at value $171,782,581)	(152,908,000)	282,734

**	As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

72

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $110,729,758)	$110,728,094
Repurchase agreements, at cost	27,667,000

Total Investment Securities	138,395,094
Cash	1,733
Segregated cash balances with brokers for futures contracts	576
Segregated cash balances with custodian for swap agreements	931
Interest receivable	5,764
Receivable for capital shares issued	2,314,882
Unrealized appreciation on swap agreements	282,734
Variation margin on futures contracts	922
Prepaid expenses	929

Total Assets	141,003,565

Liabilities:
Payable for capital shares redeemed	1,303,239
Advisory fees payable	96,412
Management services fees payable	19,282
Administration fees payable	5,265
Administrative services fees payable	77,423
Distribution fees payable	62,070
Trustee fees payable	362
Transfer agency fees payable	3,568
Fund accounting fees payable	4,933
Compliance services fees payable	1,893
Other accrued expenses	49,622

Total Liabilities	1,624,069

Net Assets	$139,379,496

Net Assets consist of:
Capital	$189,908,722
Accumulated net investment income (loss)	2,305,564
Accumulated net realized gains (losses) on investments	(53,116,782)
Net unrealized appreciation (depreciation) on investments	281,992

Net Assets	$139,379,496

Shares of Beneficial Interest Outstanding	7,284,583

Net Asset Value (offering and redemption price per share)	$19.13

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$5,238,464

Expenses:
Advisory fees	1,269,619
Management services fees	253,925
Administration fees	54,797
Transfer agency fees	57,912
Administrative services fees	659,132
Distribution fees	423,098
Custody fees	30,863
Fund accounting fees	79,790
Trustee fees	1,978
Compliance services fees	3,784
Other fees	98,002

Total Expenses	2,932,900

Net Investment Income (Loss)	2,305,564

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(18,375)
Net realized gains (losses) on futures contracts	112,590
Net realized gains (losses) on swap agreements	(23,055,337)
Change in net unrealized appreciation/depreciation on investments	3,657,738

Net Realized and Unrealized Gains (Losses) on Investments	(19,303,384)

Change in Net Assets Resulting from Operations	$(16,997,820)

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$2,305,564	$(761,828)
Net realized gains (losses) on investments	(22,961,122)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	3,657,738	(3,736,074)

Change in net assets resulting from operations	(16,997,820)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	386,431,711	671,758,955
Cost of shares redeemed	(409,692,557)	(536,161,497)

Change in net assets resulting from capital transactions	(23,260,846)	135,597,458

Change in net assets	(40,258,666)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$139,379,496	$179,638,162

Accumulated net investment income (loss)	$2,305,564	$—

Share Transactions:
Issued	19,734,512	29,134,922
Redeemed	(21,093,910)	(23,675,250)

Change in shares	(1,359,398)	5,459,672

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a)through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$19.13	$20.78	$23.32	$24.32

Total Return	(7.89)%	(10.89)%	(4.11)%	(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	1.36%	(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

75

PROFUNDS VP

Notes to Financial Statements
December 31, 2005

1.   Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts generally will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the

76

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock

77

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2005 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

78

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 51 active ProFunds and 29 ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

3.   Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate, based on the average daily net assets, of 0.50%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s

79

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under a distribution plan adopted by the Board of Trustees, prior to October 7, 2005, each ProFund VP could pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of each ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ended December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity). ProFund VP U.S. Government Plus’s operating expenses are limited to an annualized rate of 1.73% of its average daily net assets. ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2005, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 2006	Expires 2007	Expires 2008

ProFund VP Large-Cap Value	$—	$745	$6,255
ProFund VP Small-Cap Value	14,230	—	—
ProFund VP Financials	14,901	—	—
ProFund VP Health Care	12,012	—	—

80

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

4.   Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$279,219,771	$205,251,154
ProFund VP Large-Cap Growth	288,268,623	209,795,352
ProFund VP Small-Cap Value	474,950,547	574,541,576
ProFund VP Small-Cap Growth	829,140,932	857,651,446
ProFund VP Asia 30	147,578,348	122,551,366
ProFund VP Europe 30	246,571,726	271,322,077
ProFund VP Financials	81,876,246	78,939,574
ProFund VP Health Care	301,281,838	151,819,553
ProFund VP Technology	68,755,654	73,720,686

The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$348,685,103	$356,264,156

5.   Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Europe 30, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30 and ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.   Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$1,349,242	$3,398	$1,352,640
ProFund VP Health Care	1,381,236	545,130	231,706	2,158,072
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,253,605
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Asia 30	$—	$—	$27,986	$341,394	$—	$—	$369,380
ProFund VP Europe 30	4,378,124	10,516,081	5,807,241	3,450,241	3,425,937	—	27,577,624
ProFund VP Financials	—	—	2,187,753	900,139	—	—	3,087,892
ProFund VP Health Care	—	892,521	4,292,207	680,216	—	—	5,864,944
ProFund VP Technology	—	791,915	2,609,011	186,109	3,749,619	1,074,176	8,410,830
ProFund VP U.S. Government Plus	—	—	—	655,275	—	—	655,275
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	—	2,490,617

81

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP Large-Cap Value	$258,080	$—	$258,080
ProFund VP Large-Cap Growth	39,562	—	39,562
ProFund VP Small-Cap Value	2,357,531	2,108,331	4,465,862
ProFund VP Asia 30	139,525	—	139,525
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775
ProFund VP Financials	179,899	—	179,899
ProFund VP Technology	1,071,297	—	1,071,297
ProFund VP U.S. Government Plus	1,408,188	—	1,408,188

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Tax Return of Capital	Total Distributions Paid

ProFund VP Small-Cap Value	$3,596,299	$246,887	$3,843,186	$—	$3,843,186
ProFund VP Small-Cap Growth	7,226,561	227,144	7,453,705	—	7,453,705
ProFund VP Asia 30	1,145,749	21,679	1,167,428	—	1,167,428
ProFund VP Europe 30	849,432	452,123	1,301,555	—	1,301,555
ProFund VP Financials	80,498	—	80,498	—	80,498
ProFund VP Technology	139,045	199,486	338,531	—	338,531
ProFund VP U.S. Government Plus	380,734	—	380,734	17,360	398,094

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Large-Cap Value	$1,449,475	$—	$—	$369,291	$1,818,766
ProFund VP Large-Cap Growth	899,976	—	—	166,920	1,066,896
ProFund VP Small-Cap Value	—	3,876,765	—	3,547,319	7,424,084
ProFund VP Small-Cap Growth	14,103,766	3,867,760	—	8,464,624	26,436,150
ProFund VP Asia 30	427,519	—	(1,722,020)	9,780,896	8,486,395
ProFund VP Europe 30	563,768	2,744,870	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Financials	196,536	—	(3,087,892)	3,911,354	1,019,998
ProFund VP Health Care	—	—	(8,023,015)	3,950,074	(4,072,941)
ProFund VP U.S. Government Plus	—	—	(2,908,881)	(227,414)	(3,136,295)
ProFund VP Rising Rates Opportunity	2,305,565	—	(53,117,525)	282,734	(50,529,226)

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Large-Cap Value	$78,980,128	$1,694,741	$(1,325,450)	$369,291
ProFund VP Large-Cap Growth	84,022,434	913,022	(746,102)	166,920
ProFund VP Small-Cap Value	59,291,295	4,298,127	(750,808)	3,547,319
ProFund VP Small-Cap Growth	178,791,108	11,005,930	(2,541,306)	8,464,624
ProFund VP Asia 30	63,308,547	10,632,357	(851,461)	9,780,896
ProFund VP Europe 30	102,574,493	19,085,286	(793,624)	18,291,662
ProFund VP Financials	32,038,881	3,983,850	(72,496)	3,911,354
ProFund VP Health Care	53,698,171	4,522,604	(572,530)	3,950,074
ProFund VP Technology	19,696,134	61,867	(40,135)	21,732
ProFund VP U.S. Government Plus	89,376,194	—	(43,495)	(43,495)
ProFund VP Rising Rates Opportunity	138,395,094	—	—	—

82

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds VP:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2006

83

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2005, qualify for the corporate dividends received deduction for the following Funds:

Dividends Received Deduction

ProFund VP Large-Cap Value	5.39%
ProFund VP Large-Cap Growth	18.16%
ProFund VP Small-Cap Value	38.21%
ProFund VP Financials	100.00%
ProFund VP Technology	37.03%

84

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

Under an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), the Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor also performs certain administrative services on behalf of the Funds pursuant to a separate agreement.

The Board unanimously approved the renewal of the Advisory Agreement with respect to each Fund at a meeting held on September 21, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the investment performance of each Fund and the Advisor; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that Fund shareholders have a broad range of investment options available to them and had chosen to invest in Funds managed by the Advisor. In addition, the Board was mindful of the potential disruption to Fund operations and various risks, known and unknown, that could occur as a result of a decision not to renew the Advisory Agreement.

In determining whether it was appropriate to renew the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution, compliance and audit reports respecting the Funds (including communications from regulatory agencies) and developments in the financial services industry. The Board receives and reviews much of this information during each regular meeting and receives additional reports in connection with the meeting(s) at which the formal review of the Advisory Agreement occurs. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services – The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding the allocation of fund brokerage and the highly competitive rates at which the Advisor was able to obtain transaction execution. Finally, the Board reviewed the compliance activities of the Advisor.

Based upon its review, the Board concluded that the nature, quality and extent of the investment advisory services provided by the Advisor were appropriate, consistent with the terms of the Advisory Agreement, that the high quality of services will benefit Fund shareholders, particularly in light of the nature of the Funds, the services required to support them, and the benefits of investing in a large family of funds with the flexibility of an expansive choice of investment options.

Investment Performance – The Board reviewed information regarding the short and long term performance of each Fund relative to relevant indices and peers as well as each Fund’s correlation to its daily benchmark. They discussed the Advisor’s ongoing efforts to further enhance performance and correlation. The Board determined that long-term performance, although helpful, was not a primary factor in their consideration given the Funds’ daily investment objectives. The Board concluded that the correlation of each Fund to its benchmark and comparison of that correlation to peer funds with similar daily investment objectives were a particularly useful indicator of how well the Advisor was executing the Funds’ investment programs. The Board concluded that the Advisor’s history of strong correlation and performance suggested that the Advisor was performing well and that its continued management of the Funds will benefit each Fund and its shareholders.

Cost of services and profitability – The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that they operate in a small market segment. Notwithstanding,

85

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

the Board found such comparisons useful given the competitive landscape in the mutual fund industry. The Board also considered the Advisor’s performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it does not obtain research or other services in return for allocating brokerage.

The Board also reviewed financial information about the Advisor, including reports summarizing the compensation derived from the Advisor’s relationships with the Funds, individually and in the entirety. The Board also reviewed information regarding the expense limitation agreement, including historic fee waivers, reimbursements and the Advisor’s recoupement of or potential to recoup amounts previously waived or reimbursed. The Board, including the independent Trustees, considered analyses of the Advisor’s profitability and/or costs across all Funds, as well as indications of profitability on a fund-by-fund basis. Management reviewed the methodologies and allocations used to prepare the analyses. The Board determined that, although other methodologies and allocations may also be reasonable, the Advisor’s methodologies and allocations were reasonable. The Board considered the information presented by the Advisor and determined that fund-by-fund profitability was a relatively minor consideration especially given the difficulty of estimating the cost of performing services to a particular Fund in light of how the Funds are structured and serviced, and the fact that such analyses required artificial assumptions regarding the allocation of costs and resources. Based on the information that it reviewed, the Board concluded that the profitability to the Advisor of all Funds in the aggregate and of each Fund individually was reasonable. The Board also considered the financial condition of the Advisor, which they found to be sound.

The Board, including the independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the fees paid by other investment companies, including funds offering services similar in nature and extent to those of the Funds and were consistent with the Advisor’s fiduciary duty with respect to the receipt of such fees.

Potential Economies of Scale – The Board discussed with representatives of the Advisor the existing and potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ extreme asset volatility may offset such economies. The Board also noted that the Funds share in certain economies of scale through lower charges of third party service providers based on the combined scale of all of the Funds. The Trustees determined that there were few economies of scale to share with the Funds under the Investment Advisory Agreement at current asset levels in the individual funds and that, in light of these factors, reductions in advisory fee rates or the addition of breakpoints was not warranted. The Board determined that it would continue to assess asset levels of each of the Funds to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion – Based upon its evaluation, including their consideration of each of the factors noted above, the Board and the independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be renewed.

86

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period * 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05

ProFund VP Large-Cap Value	$1,000.00	$1,044.91	$10.21	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,045.70	10.05	1.95%
ProFund VP Small-Cap Value	1,000.00	1,034.41	10.00	1.95%
ProFund VP Small-Cap Growth	1,000.00	1,063.31	9.83	1.89%
ProFund VP Asia 30	1,000.00	1,099.57	9.68	1.83%
ProFund VP Europe 30	1,000.00	1,096.80	9.46	1.79%
ProFund VP Financials	1,000.00	1,071.55	9.92	1.90%
ProFund VP Health Care	1,000.00	1,025.26	9.75	1.91%
ProFund VP Technology	1,000.00	1,077.00	9.89	1.89%
ProFund VP U.S. Government Plus	1,000.00	954.70	7.83	1.59%
ProFund VP Rising Rates Opportunity	1,000.00	1,056.29	9.07	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period * 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05

ProFund VP Large-Cap Value	$1,000.00	$1,015.22	$10.06	1.98%
ProFund VP Large-Cap Growth	1,000.00	1,015.38	9.91	1.95%
ProFund VP Small-Cap Value	1,000.00	1,015.38	9.91	1.95%
ProFund VP Small-Cap Growth	1,000.00	1,015.68	9.60	1.89%
ProFund VP Asia 30	1,000.00	1,015.98	9.30	1.83%
ProFund VP Europe 30	1,000.00	1,016.18	9.10	1.79%
ProFund VP Financials	1,000.00	1,015.63	9.65	1.90%
ProFund VP Health Care	1,000.00	1,015.58	9.70	1.91%
ProFund VP Technology	1,000.00	1,015.68	9.60	1.89%
ProFund VP U.S. Government Plus	1,000.00	1,017.19	8.08	1.59%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.38	8.89	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

87

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Number of
		Term of		Portfolios ** in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	Registrant	Time Served *	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	Access One	Directorship
c/o ProFunds		October	Group, Inc. (Executive	Trust (5)	Search
7501 Wisconsin Avenue,		1997 to	Recruitment): President	ProFunds (91)	Group, Inc.
Suite 1000		present.	(2004 to present);
Bethesda, MD 20814			Managing Director
Birth Date: 1957			(March 1993 to 2004)

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group.	Access One	AMC
c/o ProFunds		October	Inc. (Real Estate	Trust (5)	Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice	ProFunds (91)	Group, Inc.
Suite 1000		present.	President (January 2001
Bethesda, MD 20814			to present); Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President (May 1996
to December 2000)
Interested Trustee
Michael L. Sapir ***	Trustee	Indefinite:	Chairman and Chief	Access One
7501 Wisconsin Avenue,		April	Executive Officer of the	Trust (5)
Suite 1000		1997 to	Advisor (May 1997 to	ProFunds (91)
Bethesda, MD 20814		present.	present)
Birth Date: 1958

* Each Trustee serves an indefinite term, until his or her successor is elected.
** Represents number of operational portfolios in Fund complex overseen by Trustee.
*** Mr.Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Name, Address	Position(s)Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present.	Executive Officer of the
Suite 1000			Advisor (May 1997 to
Bethesda, MD 20814			present)
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present.	(May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present.	Counsel of the Advisor
Suite 1000			(January 2005 to present);
Bethesda, MD 20814			Vice President and
Birth Date: 1966			Chief Legal Counsel
of the Advisor (July 2001
to December 2004);
GE Investment
Management Inc; Vice
President and Associate
General Counsel (April
1998 to June2001):

88

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address	Position(s)Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Kirkpatrick & Lockhart
LLP; Attorney (Prior to
April 1998)

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present.	Compliance officer to the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary –
Calvert Group, Ltd.
(January1999 to
October 2002)

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		June 2002 to present.	Vice President of Financial
Columbus, Ohio 43219			Services (April 2002 to
Birth Date: 1971			present); KPMG LLP: Senior
Manager (August 1993 to
March 2002)

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present.	Director of Client Services
Columbus, Ohio 43219			(February 1997 to present)
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

89

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/05

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Bond Benchmarked ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2005

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
11	ProFund VP Small-Cap
23	ProFund VP Europe 30
29	ProFund VP Rising Rates Opportunity

34	Notes to Financial Statements

40	Report of Independent Registered Public Accounting Firm

41	Additional Tax Information

42	Board Approval of Investment Advisory Agreements

44	Expense Examples

45	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2005.

Over the last year, the broad U.S. equity market may have proven more resilient than rewarding. While the stock market managed to absorb the torrent of adverse developments, from severe hurricanes to surging energy prices and rising interest rates, overall gains were modest. For 2005, the S&P500® returned 4.91% and the NASDAQ-100® gained 1.90%.

Similarly, the bond markets largely held up in face of climbing short-term rates. But by year-end the flattening and brief inversion of the yield curve contributed to general market uncertainty, despite the continued health of the U.S. economy.

Still, even in this environment, there were notable pockets of opportunity for U.S. investors. For example, sectors such as energy and precious metals were strong, reflecting skyrocketing prices in the underlying commodities.

In addition, global equity markets generally outshone U.S. markets–and for many, the year’s big story was the stunning turnaround in the long dormant Japanese market. In 2005, the Nikkei 225 Stock Index climbed 23.62%.

The environment we saw in 2005–lackluster returns in the broad U.S. market, coupled with substantial opportunities in specific market segments–can be challenging for many investors. But we believe that ProFunds VP have offered investors innovative approaches to help them more effectively navigate this kind of market.

And we think the ProFunds formula–innovative funds, combined with the flexibility to adjust investments as conditions change–will continue to gain favor with investors.

We deeply appreciate the confidence of ProFunds VP shareholders who have been with us for a while as well as that of shareholders who have more recently discovered ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark.1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving high correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2005:2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.
  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. ProFund VP Rising Rates Opportunity is designed to have an inverse (negative) daily correlation to the index or security. This ProFund VP was inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFund VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above was amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2005, the S&P 500 index rose by 4.9%, with most other broad measures of the U.S. equity market posting similar single digit increases.3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 14.4% in U.S. dollar terms. The U.S. Dollar strengthened across most major currencies as evidenced by the U.S. Dollar Index gaining 12.6% (against a basket of six currencies.)

In many respects, the investment landscape in 2005 looked very similar to that of 2004. We believe the major factors affecting domestic equity markets continued to include sustained economic growth, a low real interest rate environment, and subdued inflation. Rising corporate profits, coupled with an improving employment picture and stable consumer confidence, were balanced by concerns regarding the U.S. budget deficits, sharply higher energy costs, and an increasing risk that housing prices had peaked in many metropolitan markets.

For 2005, the economy grew at a solid pace, as Real (inflation-adjusted) Gross Domestic Product posted quarterly (annualized) increases of 3.8%, 3.3%, 4.1%, and 1.1%. This marked the fourth consecutive year of GDP growth since the 2001 recession. The unemployment rate declined from 5.4% to 4.9%, and Non-Farm Payrolls expended by 2.0 million. Inflation rates remained stable, with the Consumer Price Index (CPI) increasing by 3.4%, and the CPI - ex Food & Energy measure increasing by 2.2%.

Higher energy costs, highlighted by a 40.5% increase in Crude Oil futures in 2005, negatively impacted the broader U.S. equity market. Housing prices also became more of a concern to investors in 2005, as the median price for existing homes increased by 10.8%, the highest year-over-year percentage increase since 1980. Investors appear to become more concerned that a decline in real estate prices in major cities could weaken consumer spending, which in turn, could negatively impact the overall economy.

The Federal Reserve raised short-term rates for the second consecutive year, pushing the Fed Funds Target Rate up from 2.25% to 4.25% by year end. While the Fed was increasing short-term rates, long-term rates remained relatively stable. The benchmark U.S. ten year treasury note yield increased only slightly, from 4.22% to 4.39% in 2005. Thus, the U.S. yield curve became essentially flat by year end, a condition that historically has been a precursor to a weakening economy.

Factors specific to the performance of each Benchmark and each ProFund VP are discussed in the pages that follow.

[1]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraBull has a benchmark of 200% the daily return of the S&P 500® Index.
[2]	Past performance does not guarantee future results.
[3]	The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500J Index. For the year ended December 31, 2005, the Fund had a total return of 2.74%, 1 compared to a return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest Companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]
	1 Year	3 Year	Since Inception (5/1/01)

ProFund VP Bull	2.74%	11.98%	(0.90)%

S&P 500 Index	4.91%	14.39%	1.40%

[1]  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

[2]  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[3] 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%
Futures Contracts	6%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks (93.8%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	19,043	$1,475,833
Abbott Laboratories (Pharmaceuticals)	39,182	1,544,946
ACE, Ltd. (Insurance)	8,220	439,277
ADC Telecommunications, Inc. * (Telecommunications)	2,740	61,212
Adobe Systems, Inc. (Software)	14,933	551,924
Advanced Micro Devices, Inc. * (Semiconductors)	10,001	306,031
Aetna, Inc. (Healthcare-Services)	7,124	671,864
Affiliated Computer Services, Inc.—Class A * (Computers)	3,151	186,476
AFLAC, Inc. (Insurance)	12,604	585,078
Agilent Technologies, Inc. * (Electronics)	10,412	346,615
Air Products & Chemicals, Inc. (Chemicals)	5,754	340,579
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	1,918	87,749
Albertson’s, Inc. (Food)	9,179	195,972
Alcoa, Inc. (Mining)	22,057	652,226
Allegheny Energy, Inc. * (Electric)	4,110	130,082
Allegheny Technologies, Inc. (Iron/Steel)	2,192	79,087
Allergan, Inc. (Pharmaceuticals)	3,288	354,972
Allied Waste Industries, Inc. * (Environmental Control)	5,617	49,093
Allstate Corp. (Insurance)	16,440	888,911
Alltel Corp. (Telecommunications)	9,590	605,129
Altera Corp. * (Semiconductors)	9,179	170,087
Altria Group, Inc. (Agriculture)	50,279	3,756,848
Amazon.com, Inc. * (Internet)	7,672	361,735
Ambac Financial Group, Inc. (Insurance)	2,603	200,587
Amerada Hess Corp. (Oil & Gas)	2,055	260,615
Ameren Corp. (Electric)	5,069	259,736
American Electric Power, Inc. (Electric)	10,001	370,937
American Express Co. (Diversified Financial Services)	31,236	1,607,405
American International Group, Inc. (Insurance)	65,897	4,496,151
American Power Conversion Corp. (Electrical Components & Equipment)	4,247	93,434
American Standard Cos. (Building Materials)	4,658	186,087
Ameriprise Financial, Inc. (Diversified Financial Services)	6,165	252,765
AmerisourceBergen Corp. (Pharmaceuticals)	5,206	215,528
Amgen, Inc. * (Biotechnology)	29,592	2,333,626
AmSouth Bancorp (Banks)	8,768	229,809
Anadarko Petroleum Corp. (Oil & Gas)	6,028	571,153
Analog Devices, Inc. (Semiconductors)	9,316	334,165
Andrew Corp. * (Telecommunications)	4,110	44,100
Anheuser-Busch Cos., Inc. (Beverages)	19,454	835,744
AON Corp. (Insurance)	8,083	290,584
Apache Corp. (Oil & Gas)	8,494	582,009
Apartment Investment and Management Co.—Class A (REIT)	2,466	93,387
Apollo Group, Inc.—Class A * (Commercial Services)	3,699	223,642
Apple Computer, Inc. * (Computers)	21,098	1,516,735
Applera Corp.—Applied Biosystems Group (Electronics)	4,658	123,716
Applied Materials, Inc. (Semiconductors)	40,689	729,961
Applied Micro Circuits Corp. * (Semiconductors)	7,672	19,717
Archer-Daniels-Midland Co. (Agriculture)	16,303	402,032
Archstone-Smith Trust ( (REIT)	5,343	223,818
Ashland, Inc. (Chemicals)	1,781	103,120
AT&T, Inc. (Telecommunications)	98,229	2,405,627
Autodesk, Inc. (Software)	5,891	253,018
Automatic Data Processing, Inc. (Software)	14,522	666,415
AutoNation, Inc. * (Retail)	4,521	98,241
AutoZone, Inc. * (Retail)	1,370	125,698
Avaya, Inc. * (Telecommunications)	10,549	112,558
Avery Dennison Corp. (Household Products/Wares)	2,740	151,440
Avon Products, Inc. (Cosmetics/Personal Care)	11,371	324,642
Baker Hughes, Inc. (Oil & Gas Services)	8,631	524,592
Ball Corp. (Packaging & Containers)	2,603	103,391
Bank of America Corp. (Banks)	101,106	4,666,042
Bank of New York Co., Inc. (Banks)	19,591	623,973
Bard (C.R.), Inc. (Healthcare-Products)	2,603	171,590
Bausch & Lomb, Inc. (Healthcare-Products)	1,370	93,023
Baxter International, Inc. (Healthcare-Products)	15,618	588,018
BB&T Corp. (Banks)	13,700	574,167
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,740	316,552
Becton, Dickinson & Co. (Healthcare-Products)	6,302	378,624
Bed Bath & Beyond, Inc. * (Retail)	7,398	267,438
BellSouth Corp. (Telecommunications)	45,895	1,243,755
Bemis Co., Inc. (Packaging & Containers)	2,740	76,336

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Best Buy Co., Inc. (Retail)	10,275	$446,757
Big Lots, Inc. * (Retail)	3,014	36,198
Biogen Idec, Inc. * (Biotechnology)	8,494	385,033
Biomet, Inc. (Healthcare-Products)	6,302	230,464
BJ Services Co. (Oil & Gas Services)	8,083	296,404
Black & Decker Corp. (Hand/Machine Tools)	1,918	166,789
BMC Software, Inc. * (Software)	5,343	109,478
Boeing Co. (Aerospace/Defense)	20,413	1,433,809
Boston Scientific Corp. * (Healthcare-Products)	14,659	358,999
Bristol-Myers Squibb Co. (Pharmaceuticals)	49,320	1,133,374
Broadcom Corp.—Class A * (Semiconductors)	7,261	342,356
Brown-Forman Corp. (Beverages)	2,055	142,453
Brunswick Corp. (Leisure Time)	2,466	100,268
Burlington Northern Santa Fe Corp. (Transportation)	9,316	659,759
Burlington Resources, Inc. (Oil & Gas)	9,453	814,849
Campbell Soup Co. (Food)	4,658	138,669
Capital One Financial Corp. (Diversified Financial Services)	7,398	639,187
Cardinal Health, Inc. (Pharmaceuticals)	10,823	744,081
Caremark Rx, Inc. * (Pharmaceuticals)	11,371	588,904
Carnival Corp. (Leisure Time)	10,960	586,030
Caterpillar, Inc. (Machinery-Construction & Mining)	17,125	989,311
Cendant Corp. (Commercial Services)	25,619	441,927
CenterPoint Energy, Inc. (Electric)	7,809	100,346
Centex Corp. (Home Builders)	3,288	235,059
CenturyTel, Inc. (Telecommunications)	3,288	109,030
ChevronTexaco Corp. (Oil & Gas)	56,581	3,212,103
Chiron Corp. * (Biotechnology)	2,740	121,820
Chubb Corp. (Insurance)	5,069	494,988
CIENA Corp. * (Telecommunications)	14,111	41,910
CIGNA Corp. (Insurance)	3,151	351,967
Cincinnati Financial Corp. (Insurance)	4,384	195,877
Cinergy Corp. (Electric)	5,069	215,230
Cintas Corp. (Textiles)	3,425	141,042
Circuit City Stores, Inc. (Retail)	3,973	89,750
Cisco Systems, Inc. * (Telecommunications)	153,577	2,629,237
CIT Group, Inc. (Diversified Financial Services)	4,932	255,379
Citigroup, Inc. (Diversified Financial Services)	128,369	6,229,747
Citizens Communications Co. (Telecommunications)	8,494	103,882
Citrix Systems, Inc. * (Software)	4,521	130,114
Clear Channel Communications, Inc. (Media)	13,700	430,865
Clorox Co. (Household Products/Wares)	3,836	218,230
CMS Energy Corp. * (Electric)	5,480	79,515
Coach, Inc. * (Apparel)	9,590	319,731
Coca-Cola Co. (Beverages)	51,923	2,093,016
Coca-Cola Enterprises, Inc. (Beverages)	7,672	147,072
Colgate-Palmolive Co. (Cosmetics/Personal Care)	13,015	713,873
Comcast Corp.—Special Class A * (Media)	53,978	1,401,269
Comerica, Inc. (Banks)	4,247	241,060
Compass Bancshares, Inc. (Banks)	3,151	152,162
Computer Associates International, Inc. (Software)	11,645	328,273
Computer Sciences Corp. * (Computers)	4,658	235,881
Compuware Corp. * (Software)	9,727	87,251
Comverse Technology, Inc. * (Telecommunications)	5,206	138,428
ConAgra Foods, Inc. (Food)	13,015	263,944
ConocoPhillips (Oil & Gas)	34,524	2,008,606
Consolidated Edison, Inc. (Electric)	6,165	285,624
Constellation Brands, Inc. * (Beverages)	5,069	132,960
Constellation Energy Group, Inc. (Electric)	4,521	260,410
Convergys Corp. * (Commercial Services)	3,562	56,458
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	2,329	170,017
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,507	23,087
Corning, Inc. * (Telecommunications)	38,497	756,851
Costco Wholesale Corp. (Retail)	11,782	582,856
Countrywide Credit Industries, Inc. (Diversified Financial Services)	15,070	515,243
Coventry Health Care, Inc. * (Healthcare-Services)	4,110	234,106
CSX Corp. (Transportation)	5,480	278,220
Cummins, Inc. (Machinery-Diversified)	1,233	110,637
CVS Corp. (Retail)	20,824	550,170
D.R. Horton, Inc. (Home Builders)	6,850	244,750
Dana Corp. (Auto Parts & Equipment)	3,836	27,542
Danaher Corp. (Miscellaneous Manufacturing)	6,028	336,242
Darden Restaurants, Inc. (Retail)	3,288	127,837
Deere & Co. (Machinery-Diversified)	6,028	410,568
Dell, Inc. * (Computers)	59,047	1,770,820
Devon Energy Corp. (Oil & Gas)	11,371	711,142
Dillards, Inc.—Class A (Retail)	1,507	37,404
Dollar General Corp. (Retail)	7,946	151,530
Dominion Resources, Inc. (Electric)	8,768	676,889
Dover Corp. (Miscellaneous Manufacturing)	5,069	205,244
Dow Jones & Co., Inc. (Media)	1,507	53,483
DTE Energy Co. (Electric)	4,521	195,262
Du Pont (Chemicals)	23,290	989,825
Duke Energy Corp. (Electric)	23,290	639,310
Dynegy, Inc. —Class A * (Pipelines)	7,672	37,132
E *TRADE Financial Corp. * (Diversified Financial Services)	9,864	205,763
Eastman Chemical Co. (Chemicals)	2,055	106,017
Eastman Kodak Co. (Miscellaneous Manufacturing)	7,261	169,907
Eaton Corp. (Miscellaneous Manufacturing)	3,699	248,166
eBay, Inc. * (Internet)	28,222	1,220,602
Ecolab, Inc. (Chemicals)	4,658	168,946
Edison International (Electric)	8,220	358,474
El Paso Corp. (Pipelines)	16,577	201,576
Electronic Arts, Inc. * (Software)	7,535	394,156
Electronic Data Systems Corp. (Computers)	13,152	316,174
Eli Lilly & Co. (Pharmaceuticals)	28,359	1,604,836
EMC Corp. * (Computers)	59,184	806,086
Emerson Electric Co. (Electrical Components & Equipment)	10,549	788,010
Engelhard Corp. (Chemicals)	3,014	90,872
Entergy Corp. (Electric)	5,206	357,392
EOG Resources, Inc. (Oil & Gas)	6,028	442,274
Equifax, Inc. (Commercial Services)	3,288	125,010
Equity Office Properties Trust (REIT)	10,275	311,641
Equity Residential Properties Trust (REIT)	7,398	289,410
Exelon Corp. (Electric)	16,577	880,901
Express Scripts, Inc * (Pharmaceuticals)	3,699	309,976
Exxon Mobil Corp. (Oil & Gas)	157,139	8,826,498
Family Dollar Stores, Inc. (Retail)	3,973	98,491
Fannie Mae (Diversified Financial Services)	24,386	1,190,281
Federated Department Stores, Inc. (Retail)	6,987	463,448
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,192	81,192
FedEx Corp. (Transportation)	7,535	779,044
Fifth Third Bancorp (Banks)	13,974	527,099
First Data Corp. (Software)	19,180	824,932
First Horizon National Corp. (Banks)	3,151	121,124
FirstEnergy Corp. (Electric)	8,220	402,698
Fiserv, Inc. * (Software)	4,658	201,552
Fisher Scientific International, Inc. * (Electronics)	3,151	194,921
Fluor Corp. (Engineering & Construction)	2,192	169,354
Ford Motor Co. (Auto Manufacturers)	46,580	359,598
Forest Laboratories, Inc. * (Pharmaceuticals)	8,494	345,536
Fortune Brands, Inc. (Household Products/Wares)	3,699	288,596
FPL Group, Inc. (Electric)	10,001	415,642

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Franklin Resources, Inc. (Diversified Financial Services)	3,699	$347,743
Freddie Mac (Diversified Financial Services)	17,262	1,128,072
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,658	250,600
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	10,412	262,070
Gannett Co., Inc. (Media)	6,028	365,116
Gateway, Inc. * (Computers)	6,576	16,506
General Dynamics Corp. (Aerospace/Defense)	4,932	562,495
General Electric Co. (Miscellaneous Manufacturing)	263,588	9,238,759
General Mills, Inc. (Food)	9,042	445,951
General Motors Corp. (Auto Manufacturers)	14,385	279,357
Genuine Parts Co. (Distribution/Wholesale)	4,384	192,545
Genworth Financial, Inc.—Class A (Diversified Financial Services)	9,453	326,885
Genzyme Corp. * (Biotechnology)	6,439	455,753
Gilead Sciences, Inc. * (Pharmaceuticals)	11,371	598,456
Golden West Financial Corp. (Savings & Loans)	6,439	424,974
Goodrich Corp. (Aerospace/Defense)	3,151	129,506
Guidant Corp. (Healthcare-Products)	8,357	541,116
H & R Block, Inc. (Commercial Services)	8,220	201,801
Halliburton Co. (Oil & Gas Services)	13,015	806,409
Harley-Davidson, Inc. (Leisure Time)	6,850	352,707
Harrah ’s Entertainment, Inc. (Lodging)	4,658	332,069
Hartford Financial Services Group, Inc. (Insurance)	7,535	647,181
Hasbro, Inc. (Toys/Games/Hobbies)	4,521	91,234
HCA, Inc. (Healthcare-Services)	10,686	539,643
Health Management Associates, Inc.—Class A (Healthcare-Services)	6,302	138,392
Heinz (H.J.) Co. (Food)	8,494	286,418
Hercules, Inc. * (Chemicals)	2,877	32,510
Hewlett-Packard Co. (Computers)	72,884	2,086,669
Hilton Hotels Corp. (Lodging)	8,083	194,881
Home Depot, Inc. (Retail)	53,156	2,151,754
Honeywell International, Inc. (Miscellaneous Manufacturing)	20,961	780,797
Hospira, Inc. * (Pharmaceuticals)	3,973	169,965
Humana, Inc. * (Healthcare-Services)	4,110	223,296
Huntington Bancshares, Inc. (Banks)	5,754	136,658
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,206	458,076
IMS Health, Inc. (Software)	5,891	146,804
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	8,357	337,372
Intel Corp. (Semiconductors)	151,659	3,785,408
International Business Machines Corp. (Computers)	39,456	3,243,283
International Flavors & Fragrances, Inc. (Chemicals)	2,055	68,843
International Game Technology (Entertainment)	8,494	261,445
International Paper Co. (Forest Products & Paper)	12,330	414,411
Interpublic Group of Cos., Inc. * (Advertising)	10,549	101,798
Intuit, Inc. * (Software)	4,521	240,969
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,329	239,468
J.C. Penney Co., Inc. (Holding Company) (Retail)	5,891	327,540
J.P. Morgan Chase & Co. (Diversified Financial Services)	87,817	3,485,456
Jabil Circuit, Inc. * (Electronics)	4,384	162,603
Janus Capital Group, Inc. (Diversified Financial Services)	5,480	102,092
JDS Uniphase Corp. * (Telecommunications)	42,333	99,906
Jefferson-Pilot Corp. (Insurance)	3,425	194,985
Johnson & Johnson (Healthcare-Products)	74,665	4,487,366
Johnson Controls, Inc. (Auto Parts & Equipment)	4,795	349,604
Jones Apparel Group, Inc. (Apparel)	3,014	92,590
KB Home (Home Builders)	1,918	139,362
Kellogg Co. (Food)	6,439	278,294
Kerr-McGee Corp. (Oil & Gas)	2,877	261,404
KeyCorp. (Banks)	10,138	333,844
KeySpan Corp. (Gas)	4,247	151,575
Kimberly-Clark Corp. (Household Products/Wares)	11,782	702,796
Kinder Morgan, Inc. (Pipelines)	2,603	239,346
King Pharmaceuticals, Inc. * (Pharmaceuticals)	6,028	101,994
KLA -Tencor Corp. (Semiconductors)	5,069	250,054
Knight-Ridder, Inc. (Media)	1,781	112,737
Kohls Corp. * (Retail)	8,768	426,125
Kroger Co. * (Food)	18,358	346,599
L-3 Communications Holdings, Inc. (Aerospace/Defense)	3,014	224,091
Laboratory Corp. of America Holdings * (Healthcare-Services)	3,288	177,059
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	4,658	106,948
Lennar Corp.—Class A (Home Builders)	3,288	200,634
Lexmark International, Inc.—Class A * (Computers)	2,877	128,976
Limited, Inc. (Retail)	8,768	195,965
Lincoln National Corp. (Insurance)	4,384	232,484
Linear Technology Corp. (Semiconductors)	7,672	276,729
Liz Claiborne, Inc. (Apparel)	2,740	98,147
Lockheed Martin Corp. (Aerospace/Defense)	8,905	566,625
Loews Corp. (Insurance)	3,425	324,861
Louisiana-Pacific Corp. (Forest Products & Paper)	2,740	75,268
Lowe ’s Cos., Inc. (Retail)	19,591	1,305,936
LSI Logic Corp. * (Semiconductors)	10,138	81,104
Lucent Technologies, Inc. * (Telecommunications)	109,189	290,443
M &T Bank Corp. (Banks)	2,055	224,098
Manor Care, Inc. (Healthcare-Services)	1,918	76,279
Marathon Oil Corp. (Oil & Gas)	9,453	576,349
Marriott International, Inc.—Class A (Lodging)	4,110	275,247
Marsh & McLennan Cos., Inc. (Insurance)	13,563	430,761
Marshall & Ilsley Corp. (Banks)	5,206	224,066
Masco Corp. (Building Materials)	10,549	318,475
Mattel, Inc. (Toys/Games/Hobbies)	10,275	162,550
Maxim Integrated Products, Inc. (Semiconductors)	8,357	302,858
Maytag Corp. (Home Furnishings)	2,055	38,675
MBIA, Inc. (Insurance)	3,425	206,048
MBNA Corp. (Diversified Financial Services)	31,510	855,812
McCormick & Co., Inc. (Food)	3,288	101,665
McDonald ’s Corp. (Retail)	32,058	1,080,996
McGraw-Hill Cos., Inc. (Media)	9,453	488,058
McKesson Corp. (Commercial Services)	7,809	402,866
MeadWestvaco Corp. (Forest Products & Paper)	4,521	126,724
Medco Health Solutions, Inc. * (Pharmaceuticals)	7,809	435,742
MedImmune, Inc. * (Biotechnology)	6,165	215,898
Medtronic, Inc. (Healthcare-Products)	30,277	1,743,047
Mellon Financial Corp. (Banks)	10,686	365,996
Merck & Co., Inc. (Pharmaceuticals)	53,841	1,712,682
Mercury Interactive Corp. * (Software)	2,192	60,916
Meredith Corp. (Media)	1,096	57,365
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	131,125
MetLife, Inc. (Insurance)	18,906	926,394
MGIC Investment Corp. (Insurance)	2,329	153,295
Micron Technology, Inc. * (Semiconductors)	15,481	206,052
Microsoft Corp. (Software)	231,256	6,047,343
Millipore Corp. * (Biotechnology)	1,233	81,427
Molex, Inc. (Electrical Components & Equipment)	3,562	92,434
Molson Coors Brewing Co.—Class B (Beverages)	1,370	91,776
Monsanto Co. (Agriculture)	6,576	509,837
Monster Worldwide, Inc. * (Internet)	3,151	128,624

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Moody ’s Corp. (Commercial Services)	6,302	$387,069
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	27,263	1,546,903
Motorola, Inc. (Telecommunications)	62,198	1,405,053
Murphy Oil Corp. (Oil & Gas)	4,247	229,296
Mylan Laboratories, Inc. (Pharmaceuticals)	5,480	109,381
Nabors Industries, Ltd. * (Oil & Gas)	3,973	300,955
National City Corp. (Banks)	13,974	469,107
National Semiconductor Corp. (Semiconductors)	8,631	224,233
National-Oilwell Varco, Inc. * (Oil & Gas Services)	4,384	274,877
Navistar International Corp. * (Auto Manufacturers)	1,507	43,130
NCR Corp. * (Computers)	4,658	158,093
Network Appliance, Inc. * (Computers)	9,316	251,532
Newell Rubbermaid, Inc. (Housewares)	6,987	166,151
Newmont Mining Corp. (Mining)	11,097	592,580
News Corp.—Class A (Media)	61,102	950,136
NICOR, Inc. (Gas)	1,096	43,084
NIKE, Inc.—Class B (Apparel)	4,795	416,157
NiSource, Inc. (Electric)	6,713	140,033
Noble Corp. (Oil & Gas)	3,425	241,600
Nordstrom, Inc. (Retail)	5,480	204,952
Norfolk Southern Corp. (Transportation)	10,275	460,628
North Fork Bancorp, Inc. (Banks)	12,056	329,852
Northern Trust Corp. (Banks)	4,658	241,378
Northrop Grumman Corp. (Aerospace/Defense)	8,905	535,280
Novell, Inc. * (Software)	9,590	84,680
Novellus Systems, Inc. * (Semiconductors)	3,425	82,611
Nucor Corp. (Iron/Steel)	3,836	255,939
NVIDIA Corp. * (Semiconductors)	4,384	160,279
Occidental Petroleum Corp. (Oil & Gas)	10,275	820,767
Office Depot, Inc. * (Retail)	7,809	245,203
OfficeMax, Inc. (Retail)	1,781	45,166
Omnicom Group, Inc. (Advertising)	4,521	384,873
Oracle Corp. * (Software)	94,119	1,149,193
PACCAR, Inc. (Auto Manufacturers)	4,384	303,504
Pactiv Corp. * (Packaging & Containers)	3,562	78,364
Pall Corp. (Miscellaneous Manufacturing)	3,151	84,636
Parametric Technology Corp. * (Software)	6,302	38,442
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,014	198,803
Patterson Cos., Inc. * (Healthcare-Products)	3,425	114,395
Paychex, Inc. (Commercial Services)	8,494	323,791
Peoples Energy Corp. (Gas)	959	33,632
PepsiCo, Inc. (Beverages)	41,374	2,444,376
PerkinElmer, Inc. (Electronics)	3,288	77,465
Pfizer, Inc. (Pharmaceuticals)	185,635	4,329,008
PG &E Corp. (Electric)	8,631	320,383
Phelps Dodge Corp. (Mining)	2,466	354,783
Pinnacle West Capital Corp. (Electric)	2,466	101,969
Pitney Bowes, Inc. (Office/Business Equipment)	5,754	243,107
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,658	167,921
PMC-Sierra, Inc. * (Semiconductors)	4,658	35,913
PNC Financial Services Group (Banks)	7,398	457,418
PPG Industries, Inc. (Chemicals)	4,247	245,901
PPL Corp. (Electric)	9,590	281,946
Praxair, Inc. (Chemicals)	8,220	435,331
Principal Financial Group, Inc. (Insurance)	7,124	337,891
Procter & Gamble Co. (Cosmetics/Personal Care)	85,077	4,924,256
Progress Energy, Inc. (Electric)	6,302	276,784
Progressive Corp. (Insurance)	4,932	575,959
Prologis (REIT)	6,165	288,029
Prudential Financial, Inc. (Insurance)	12,741	932,514
Public Service Enterprise Group, Inc. (Electric)	6,165	400,540
Public Storage, Inc. (REIT)	2,055	139,165
Pulte Homes, Inc. (Home Builders)	5,480	215,693
QLogic Corp. * (Semiconductors)	2,055	66,808
Qualcomm, Inc. (Telecommunications)	41,785	1,800,098
Quest Diagnostics, Inc. (Healthcare-Services)	4,247	218,636
Qwest Communications International, Inc. * (Telecommunications)	37,949	214,412
R.R. Donnelley & Sons Co. (Commercial Services)	5,480	187,471
RadioShack Corp. (Retail)	3,425	72,028
Raytheon Co. (Aerospace/Defense)	11,234	451,045
Reebok International, Ltd. (Apparel)	1,370	79,775
Regions Financial Corp. (Banks)	11,508	393,113
Reynolds American, Inc. (Agriculture)	2,192	208,963
Robert Half International, Inc. (Commercial Services)	4,247	160,919
Rockwell Collins, Inc. (Aerospace/Defense)	4,384	203,724
Rockwell International Corp. (Machinery-Diversified)	4,521	267,462
Rohm & Haas Co. (Chemicals)	3,699	179,106
Rowan Cos., Inc. (Oil & Gas)	2,740	97,654
Ryder System, Inc. (Transportation)	1,644	67,437
Sabre Holdings Corp. (Leisure Time)	3,288	79,274
SAFECO Corp. (Insurance)	3,151	178,032
Safeway, Inc. (Food)	11,371	269,038
Sanmina-SCI Corp. * (Electronics)	12,878	54,860
Sara Lee Corp. (Food)	19,043	359,913
Schering-Plough Corp. (Pharmaceuticals)	37,538	782,667
Schlumberger, Ltd. (Oil & Gas Services)	15,070	1,464,051
Schwab (Diversified Financial Services)	26,167	383,870
Scientific-Atlanta, Inc. (Telecommunications)	3,836	165,217
Sealed Air Corp. * (Packaging & Containers)	2,055	115,430
Sears Holdings Corp. * (Retail)	2,466	284,897
Sempra Energy (Gas)	6,439	288,725
Sherwin-Williams Co. (Chemicals)	2,877	130,673
Siebel Systems, Inc. (Software)	13,289	140,598
Sigma-Aldrich Corp. (Chemicals)	1,644	104,049
Simon Property Group, Inc. (REIT)	4,658	356,942
SLM Corp. (Diversified Financial Services)	10,549	581,144
Snap-on, Inc. (Hand/Machine Tools)	1,507	56,603
Solectron Corp. * (Electronics)	22,742	83,236
Southern Co. (Electric)	18,632	643,362
Southwest Airlines Co. (Airlines)	17,125	281,364
Sovereign Bancorp, Inc. (Savings & Loans)	9,042	195,488
Sprint Corp. (Telecommunications)	74,528	1,740,974
St. Jude Medical, Inc. * (Healthcare-Products)	9,042	453,908
St. Paul Cos., Inc. (Insurance)	17,399	777,213
Staples, Inc. (Retail)	18,358	416,910
Starbucks Corp. * (Retail)	19,317	579,703
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	5,480	349,952
State Street Corp. (Banks)	8,357	463,312
Stryker Corp. (Healthcare-Products)	7,398	328,693
Sun Microsystems, Inc. * (Computers)	84,392	353,602
Sunoco, Inc. (Oil & Gas)	3,562	279,190
SunTrust Banks, Inc. (Banks)	9,179	667,864
SuperValu, Inc. (Food)	3,425	111,244
Symantec Corp. * (Internet)	27,811	486,693
Symbol Technologies, Inc. (Electronics)	6,302	80,792
Synovus Financial Corp. (Banks)	7,946	214,621
Sysco Corp. (Food)	15,481	480,685
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,288	236,835
Target Corp. (Retail)	22,057	1,212,473
TECO Energy, Inc. (Electric)	5,206	89,439
Tektronix, Inc. (Electronics)	2,055	57,972
Tellabs, Inc. * (Telecommunications)	11,371	123,944
Temple-Inland, Inc. (Forest Products & Paper)	2,740	122,889
Tenet Healthcare Corp. * (Healthcare-Services)	12,056	92,349
Teradyne, Inc. * (Semiconductors)	4,932	71,859

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Common Stocks, continued
	Shares	Value

Texas Instruments, Inc. (Semiconductors)	41,100	$1,318,077
Textron, Inc. (Miscellaneous Manufacturing)	3,288	253,110
The AES Corp. * (Electric)	16,714	264,583
The Dow Chemical Co. (Chemicals)	24,523	1,074,598
The E.W. Scripps Co.—Class A (Media)	2,055	98,681
The Gap, Inc. (Retail)	14,522	256,168
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	4,384	76,194
The Hershey Co. (Food)	4,521	249,785
The New York Times Co.—Class A (Media)	3,699	97,839
The Pepsi Bottling Group, Inc. (Beverages)	3,425	97,989
The Stanley Works (Hand/Machine Tools)	1,781	85,559
Thermo Electron Corp. * (Electronics)	4,110	123,834
Tiffany & Co. (Retail)	3,562	136,389
Time Warner, Inc. (Media)	117,409	2,047,613
TJX Cos., Inc. (Retail)	11,508	267,331
Torchmark Corp. (Insurance)	2,603	144,727
Transocean Sedco Forex, Inc. * (Oil & Gas)	8,357	582,399
Tribune Co. (Media)	6,576	198,990
TXU Corp. (Electric)	12,056	605,091
Tyco International, Ltd. (Miscellaneous Manufacturing)	50,827	1,466,867
Tyson Foods, Inc.—Class A (Food)	6,302	107,764
U.S. Bancorp (Banks)	45,484	1,359,517
Union Pacific Corp. (Transportation)	6,576	529,434
Unisys Corp. * (Computers)	8,768	51,117
United Parcel Service, Inc.—Class B (Transportation)	27,674	2,079,700
United States Steel Corp. (Iron/Steel)	2,877	138,297
United Technologies Corp. (Aerospace/Defense)	25,345	1,417,039
UnitedHealth Group, Inc. (Healthcare-Services)	31,647	1,966,544
Univision Communications, Inc.—Class A * (Media)	5,754	169,110
UnumProvident Corp. (Insurance)	7,535	171,421
UST, Inc. (Agriculture)	4,110	167,811
V.F. Corp. (Apparel)	2,329	128,887
Valero Energy Corp. (Oil & Gas)	15,892	820,027
Verizon Communications, Inc. (Telecommunications)	69,322	2,087,978
Viacom, Inc.—Class B (Media)	39,456	1,286,266
Vornado Realty Trust (REIT)	3,014	251,579
Vulcan Materials Co. (Building Materials)	2,603	176,353
W.W. Grainger, Inc. (Distribution/Wholesale)	1,918	136,370
Wachovia Corp. (Banks)	38,908	2,056,677
Wal-Mart Stores, Inc. (Retail)	63,020	2,949,335
Walgreen Co. (Retail)	25,756	1,139,961
Walt Disney Co. (Media)	48,772	1,169,065
Washington Mutual, Inc. (Savings & Loans)	24,934	1,084,629
Waste Management, Inc. (Environmental Control)	13,837	419,953
Waters Corp. * (Electronics)	2,877	108,751
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	2,603	84,624
Weatherford International, Ltd. * (Oil & Gas Services)	8,631	312,442
WellPoint, Inc. * (Healthcare-Services)	15,481	1,235,229
Wells Fargo & Co. (Banks)	42,196	2,651,175
Wendy ’s International, Inc. (Retail)	2,877	158,983
Weyerhaeuser Co. (Forest Products & Paper)	6,165	408,986
Whirlpool Corp. (Home Furnishings)	1,781	149,177
Whole Foods Market, Inc. (Food)	3,288	254,458
Williams Cos., Inc. (Pipelines)	14,522	336,475
Wrigley (Wm.) Jr. Co. (Food)	4,521	300,601
Wyeth (Pharmaceuticals)	33,839	1,558,963
Xcel Energy, Inc. (Electric)	10,138	187,147
Xerox Corp. * (Office/Business Equipment)	24,386	357,254
Xilinx, Inc. (Semiconductors)	8,905	224,495
XL Capital, Ltd.—Class A (Insurance)	4,384	295,394
XTO Energy, Inc. (Oil & Gas)	9,179	403,325
Yahoo!, Inc. * (Internet)	31,373	1,229,193
YUM! Brands, Inc. (Retail)	7,124	333,973
Zimmer Holdings, Inc. * (Healthcare-Products)	6,165	415,768
Zions Bancorp (Banks)	2,603	196,683

TOTAL COMMON STOCKS (Cost $230,371,996)		279,273,230

Repurchase Agreements (8.1%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $17,180,155 (Collateralized by $17,478,000 Federal Farm Credit Bank, 4.58%, 2/11/10, market value $17,516,549)	$17,173,000	$17,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,173,000)		17,173,000

TOTAL INVESTMENT SECURITIES (Cost $247,544,996)—99.6%		296,446,230
Net other assets (liabilities)—0.4%		1,099,951

NET ASSETS —100.0%		$297,546,181

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $17,866,650)	57	$(199,152)

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising		0.2%
Aerospace/Defense		1.9%
Agriculture		1.7%
Airlines		0.1%
Apparel		0.4%
Auto Manufacturers		0.3%
Auto Parts & Equipment		0.2%
Banks		5.9%
Beverages		2.0%
Biotechnology		1.2%
Building Materials		0.2%
Chemicals		1.4%
Commercial Services		0.8%
Computers		3.7%
Cosmetics/Personal Care		2.0%
Distribution/Wholesale		0.1%
Diversified Financial Services		6.8%
Electric		3.0%
Electrical Components & Equipment		0.3%
Electronics		0.5%
Engineering & Construction		0.1%
Entertainment		0.1%
Environmental Control		0.2%

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull	Schedule of Portfolio Investments December 31, 2005

Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.9%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.9%
Internet	1.2%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	3.0%
Mining	0.6%
Miscellaneous Manufacturing	5.3%
Office/Business Equipment	0.2%
Oil & Gas	7.3%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.6%
Pipelines	0.3%
Real Estate Investment Trust	0.7%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	3.1%
Software	3.9%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other **	6.2%

**	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $230,371,996)	$279,273,230
Repurchase agreements, at cost	17,173,000

Total Investment Securities	296,446,230
Cash	103,763
Segregated cash balances with brokers for futures contracts	1,049,986
Dividends and interest receivable	335,631
Receivable for capital shares issued	12,800,872
Receivable for investments sold	19,712
Prepaid expenses	1,107

Total Assets	310,757,301

Liabilities:
Payable for investments purchased	12,468,478
Payable for capital shares redeemed	128,149
Variation margin on futures contracts	105,450
Advisory fees payable	170,531
Management services fees payable	34,107
Administration fees payable	8,807
Administrative services fees payable	122,080
Distribution fees payable	83,566
Trustee fees payable	640
Transfer agency fees payable	6,312
Fund accounting fees payable	8,998
Compliance services fees payable	3,350
Other accrued expenses	70,652

Total Liabilities	13,211,120

Net Assets	$297,546,181

Net Assets consist of:
Capital	$267,550,793
Accumulated net investment income (loss)	507,507
Accumulated net realized gains (losses) on investments	(19,214,201)
Net unrealized appreciation (depreciation) on investments	48,702,082

Net Assets	$297,546,181

Shares of Beneficial Interest Outstanding	10,527,012

Net Asset Value (offering and redemption price per share)	$28.27

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$4,318,760
Interest	528,482

Total Investment Income	4,847,242

Expenses:
Advisory fees	1,830,865
Management services fees	366,175
Administration fees	78,799
Transfer agency fees	82,001
Administrative services fees	1,024,439
Distribution fees	610,288
Custody fees	86,613
Fund accounting fees	116,494
Trustee fees	2,984
Compliance services fees	5,878
Other fees	135,199

Total Expenses	4,339,735

Net Investment Income (Loss)	507,507

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,659,418
Net realized gains (losses) on futures contracts	1,315,012
Change in net unrealized appreciation/depreciation on investments	(8,276,270)

Net Realized and Unrealized Gains (Losses) on Investments	2,698,160

Change in Net Assets Resulting from Operations	$3,205,667

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the Year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$507,507	$634,599
Net realized gains (losses) on investments	10,974,430	(9,459,955)
Change in net unrealized appreciation/depreciation on investments	(8,276,270)	30,619,700

Change in net assets resulting from operations	3,205,667	21,794,344

Distributions to Shareholders From:
Net investment income	(634,599)	—
Net realized gains on investments	—	(4,679,238)

Change in net assets resulting from distributions	(634,599)	(4,679,238)

Capital Transactions:
Proceeds from shares issued	1,352,950,949	1,845,105,839
Dividends reinvested	634,599	4,679,238
Cost of shares redeemed	(1,449,867,511)	(1,698,766,076)

Change in net assets resulting from capital transactions	(96,281,963)	151,019,001

Change in net assets	(93,710,895)	168,134,107
Net Assets:
Beginning of period	391,257,076	223,122,969

End of period	$297,546,181	$391,257,076

Accumulated net investment income (loss)	$507,507	$634,599

Share Transactions:
Issued	49,303,619	70,782,427
Reinvested	22,616	176,641
Redeemed	(52,978,978)	(65,453,257)

Change in shares	(3,652,743)	5,505,811

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period May 1, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$27.59	$25.72	$20.48	$26.94	$30.00

Investment Activities:
Net investment income (loss) (b)	0.06	0.06	(0.05)	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.69	2.19	5.29	(6.42)	(2.95)

Total income (loss) from investment activities	0.75	2.25	5.24	(6.46)	(3.06)

Distributions to Shareholders From:
Net investment income	(0.07)	—	—	—	—
Net realized gains on investments	—	(0.38)	—	—	—

Total distributions	(0.07)	(0.38)	—	—	—

Net Asset Value,End of Period	$28.27	$27.59	$25.72	$20.48	$26.94

Total Return	2.74%	8.83%	25.59%	(23.98)%	(10.20)	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.78%	1.78%	1.87%	1.91%	2.25%
Net expenses (d)	1.78%	1.78%	1.87%	1.91%	2.25%
Net investment income (loss) (d)	0.21%	0.22%	(0.24)%	(0.18)%	(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$297,546	$391,257	$223,123	$92,750	$20,586
Portfolio turnover rate (e)	273%	202%	392%	260%	325	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2005, the Fund had a total return of 2.81%, 1 compared to a return of 4.63% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Small cap stocks, as measured by the Russell 2000® Index, performed in line with the broader U.S. equity market in 2005. The index benefited from its underweight in the Technology and Telecommunication sectors (relative to the S&P 500) as those sectors turned in below average performances for the year. A similar underweight in Energy stocks detracted from the as Index’s 2005 performance, the Energy sector posted a very strong year, in part due to rising oil and natural gas prices. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Hologic, Microsemi, and Valueclick, while the bottom three performers were Rambus, UCBH Holdings, and Ciena.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/01)

ProFund VP Small-Cap	2.81%	19.66%	5.16%

Russell 2000 Index	4.63%	22.21%	8.47%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and reinvestment of the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	74%
Futures Contracts	15%
Swap Agreements	11%

Total Exposure	100%

“Market Exposure” excludes any short-term investments and cash equivalents.

Russell 2000 - Sector Composition
% of Index

Financial	21.12%
Consumer, Non-cyclical	19.06%
Industrial	13.97%
Consumer, Cyclical	13.14%
Technology	10.63%
Communications	9.44%
Energy	6.26%
Basic Materials	3.73%
Utilities	2.48%
Diversified	0.17%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks (73.5%)
	Shares	Value

3Com Corp. * (Telecommunications)	34,853	$125,471
Aaron Rents, Inc. (Commercial Services)	4,213	88,810
Abgenix, Inc. * (Pharmaceuticals)	11,107	238,912
ABM Industries, Inc. (Commercial Services)	5,745	112,315
Acadia Realty Trust ( REIT)	5,362	107,508
Accredited Home Lenders * (Diversified Financial Services)	1,532	75,957
Actuant Corp. (Miscellaneous Manufacturing)	3,447	192,343
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,128	194,870
Acxiom Corp. (Software)	8,043	184,989
Adaptec, Inc. * (Telecommunications)	22,980	133,744
ADTRAN, Inc. (Telecommunications)	5,362	159,465
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,745	71,238
Advanta Corp.—Class B (Diversified Financial Services)	3,064	99,396
Advent Software, Inc. * (Software)	4,979	143,943
Advisory Board Co. * (Commercial Services)	1,915	91,288
ADVO, Inc. (Advertising)	3,064	86,344
Aeroflex, Inc. * (Telecommunications)	9,575	102,931
Aeropostale, Inc. * (Retail)	4,979	130,948
AGCO Corp. * (Machinery-Diversified)	7,660	126,926
Agile Software Corp. * (Internet)	26,044	155,743
AirTran Holdings, Inc. * (Airlines)	8,426	135,068
Alabama National BanCorp (Banks)	1,149	74,409
Alaska Air Group, Inc. * (Airlines)	3,064	109,446
Albany International Corp.—Class A (Machinery-Diversified)	3,064	110,794
Aleris International, Inc. * (Environmental Control)	3,447	111,131
Alexandria Real Estate Equities, Inc. ( REIT)	1,915	154,158
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,213	85,313
Alkermes, Inc. * (Pharmaceuticals)	10,724	205,043
ALLETE, Inc. (Electric)	1,915	84,260
Alliance Gaming Corp. * (Entertainment)	4,979	64,827
Amcore Financial, Inc. (Banks)	3,064	93,176
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	4,979	91,265
American Healthways, Inc. * (Healthcare-Services)	3,064	138,646
American Home Mortgage Investment Corp. ( REIT)	2,681	87,320
American Medical Systems Holdings, Inc. * (Healthcare-Products)	5,745	102,433
American States Water Co. (Water)	2,681	82,575
Amli Residential Properties Trust ( REIT)	2,681	102,012
AmSurg Corp. * (Healthcare-Services)	2,681	61,288
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	9,958	397,523
Analogic Corp. (Electronics)	1,915	91,633
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,830	116,202
Andrx Group * (Pharmaceuticals)	5,745	94,620
Angelica Corp. (Textiles)	4,213	69,683
Anixter International, Inc. (Telecommunications)	3,830	149,830
ANSYS, Inc. * (Software)	4,213	179,853
Anteon International Corp. * (Computers)	2,681	145,712
Anthracite Capital, Inc. ( REIT)	5,362	56,462
Apollo Investment Corp. (Investment Companies)	4,979	89,273
Applera Corp.—Celera Genomics Group * (Biotechnology)	6,128	67,163
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,064	103,226
Applied Micro Circuits Corp. * (Semiconductors)	37,534	96,462
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,830	92,341
aQuantive, Inc. * (Internet)	5,745	145,004
Aquila, Inc. * (Electric)	22,597	81,349
Arbitron, Inc. (Commercial Services)	3,064	116,371
Argonaut Group, Inc. * (Insurance)	3,830	125,509
Arkansas Best Corp. (Transportation)	3,064	133,836
Armor Holdings, Inc. * (Aerospace/Defense)	3,064	130,680
Arris Group, Inc. * (Telecommunications)	11,490	108,810
Arrow Financial Corp. (Banks)	4,213	110,170
ArthroCare Corp. * (Healthcare-Products)	2,681	112,977
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,128	88,182
Atmel Corp. * (Semiconductors)	44,045	136,099
ATMI, Inc. * (Semiconductors)	3,830	107,125
Atwood Oceanics, Inc. * (Oil & Gas)	1,915	149,427
Audiovox Corp.—Class A * (Telecommunications)	6,128	84,934
Aviall, Inc. * (Distribution/Wholesale)	3,064	88,243
Avista Corp. (Electric)	6,511	115,310
Avocent Corp. * (Internet)	5,745	156,207
Axcelis Technologies, Inc. * (Semiconductors)	11,873	56,634
Aztar Corp. * (Lodging)	3,064	93,115

See accompanying notes to the financial statements..

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Baldor Electric Co. (Hand/Machine Tools)	4,596	$117,887
BancorpSouth, Inc. (Banks)	5,362	118,339
Bandag, Inc. (Auto Parts & Equipment)	2,298	98,056
Bank Mutual Corp. (Banks)	10,341	109,615
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,128	85,792
BankUnited Financial Corp.—Class A (Savings & Loans)	4,213	111,939
Banner Corp. (Banks)	3,064	95,597
Banta Corp. (Commercial Services)	3,064	152,587
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,298	75,834
BE Aerospace, Inc. * (Aerospace/Defense)	5,362	117,964
BearingPoint, Inc. * (Commercial Services)	15,703	123,426
Belden, Inc. (Electrical Components & Equipment)	5,362	130,994
Benchmark Electronics, Inc. * (Electronics)	4,979	167,444
Berry Petroleum Co.—Class A (Oil & Gas)	1,915	109,538
Beverly Enterprises, Inc. * (Healthcare-Services)	9,192	107,271
Big Lots, Inc. * (Retail)	10,341	124,195
Bio-Rad Laboratories, Inc.—Class A * (Biotechnology)	1,532	100,254
BioMed Realty Trust, Inc. ( REIT)	3,830	93,452
Biosite Diagnostics, Inc. * (Healthcare-Products)	1,915	107,795
Black Box Corp. (Telecommunications)	2,298	108,879
Black Hills Corp. (Electric)	2,681	92,789
Blockbuster, Inc.—Class A (Retail)	15,703	58,886
Blyth, Inc. (Household Products/Wares)	2,298	48,143
Bob Evans Farms, Inc. (Retail)	4,596	105,984
Boston Private Financial Holdings, Inc. (Banks)	4,213	128,159
Bowater, Inc. (Forest Products & Paper)	4,596	141,189
Bowne & Co., Inc. (Commercial Services)	6,894	102,307
Brady Corp.—Class A (Electronics)	3,830	138,569
Brandywine Realty Trust ( REIT)	3,830	106,895
Briggs & Stratton Corp. (Machinery-Diversified)	4,979	193,135
Bright Horizons Family Solutions, Inc. * (Commercial Services)	2,298	85,141
Brocade Communications Systems, Inc. * (Computers)	24,895	101,323
Brookline Bancorp, Inc. (Savings & Loans)	6,894	97,688
Brooks Automation, Inc. * (Semiconductors)	4,979	62,387
Brown Shoe Co., Inc. (Retail)	2,298	97,504
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,298	121,105
Building Materials Holding Corp. (Distribution/Wholesale)	1,149	78,373
Cabot Microelectronics Corp. * (Chemicals)	2,298	67,400
Cabot Oil & Gas Corp. (Oil & Gas)	4,213	190,006
Cal Dive International, Inc. * (Oil & Gas Services)	7,660	274,918
California Water Service Group (Water)	2,298	87,852
Callaway Golf Co. (Leisure Time)	7,277	100,714
Cambrex Corp. (Biotechnology)	6,128	115,023
CARBO Ceramics, Inc. (Oil & Gas Services)	1,532	86,589
Carpenter Technology Corp. (Iron/Steel)	2,298	161,940
Carter’s, Inc. * (Apparel)	1,532	90,158
Cascade Bancorp (Banks)	4,596	105,754
Cascade Natural Gas Corp. (Gas)	4,596	89,668
Casey’s General Stores, Inc. (Retail)	6,894	170,971
Catalina Marketing Corp. (Advertising)	4,596	116,509
Cathay Bancorp, Inc. (Banks)	4,213	151,415
CEC Entertainment, Inc. * (Retail)	3,064	104,299
Centene Corp. * (Healthcare-Services)	3,830	100,691
Central Garden & Pet Co. * (Household Products/Wares)	2,298	105,570
Central Pacific Financial Corp. (Banks)	2,298	82,544
CH Energy Group, Inc. (Electric)	1,532	70,319
Champion Enterprises, Inc. * (Home Builders)	8,426	114,762
Charming Shoppes, Inc. * (Retail)	12,256	161,779
Chattem, Inc. * (Cosmetics/Personal Care)	2,298	83,624
Checkpoint Systems, Inc. * (Electronics)	6,894	169,937
Chemed Corp. (Commercial Services)	2,298	114,165
Chemical Financial Corp. (Banks)	2,681	85,149
Cheniere Energy, Inc. * (Oil & Gas)	3,830	142,553
Chiquita Brands International, Inc. (Food)	3,064	61,311
Chittenden Corp. (Banks)	3,830	106,512
Ciber, Inc. * (Computers)	13,788	91,001
CIENA Corp. * (Telecommunications)	49,407	146,739
Cimarex Energy Co. * (Oil & Gas)	6,511	280,038
Cincinnati Bell, Inc. * (Telecommunications)	28,725	100,825
Citizens Banking Corp. (Banks)	4,213	116,911
City Holding Co. (Banks)	2,298	82,613
CKE Restaurants, Inc. (Retail)	6,511	87,964
Clarcor, Inc. (Miscellaneous Manufacturing)	4,213	125,168
CLECO Corp. (Electric)	4,979	103,812
Cleveland-Cliffs, Inc. (Iron/Steel)	1,915	169,612
CMGI, Inc. * (Internet)	42,513	64,620
CNET Networks, Inc. * (Internet)	14,937	219,424
Coca-Cola Bottling Co. Consolidated (Beverages)	2,298	98,814
Coeur d’Alene Mines Corp. * (Mining)	24,512	98,048
Cognex Corp. (Machinery-Diversified)	4,979	149,818
Coherent, Inc. * (Electronics)	3,830	113,674
Coldwater Creek, Inc. * (Retail)	3,447	105,237
Colonial Properties Trust ( REIT)	2,681	112,548
Columbia Banking System, Inc. (Banks)	4,213	120,281
Commercial Capital Bancorp, Inc. (Savings & Loans)	4,596	78,684
Commercial Metals Co. (Metal Fabricate/Hardware)	5,362	201,289
Commercial NET Lease Realty ( REIT)	3,830	78,017
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,915	64,670
Commscope, Inc. * (Telecommunications)	6,511	131,066
Community Bank System, Inc. (Banks)	3,830	86,367
Comstock Resources, Inc. * (Oil & Gas)	4,979	151,909
Comtech Telecommunications Corp. * (Telecommunications)	2,298	70,181
CONMED Corp. * (Healthcare-Products)	3,064	72,494
Consolidated Graphics, Inc. * (Commercial Services)	2,681	126,919
Continental Airlines, Inc.—Class B * (Airlines)	4,979	106,053
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	6,128	93,881
Corinthian Colleges, Inc. * (Commercial Services)	7,660	90,235
Corn Products International, Inc. (Food)	5,745	137,249
Corporate Office Properties Trust ( REIT)	3,064	108,895
Corrections Corp. of America * (Commercial Services)	3,830	172,234
Corus Bankshares, Inc. (Banks)	1,532	86,206
CoStar Group, Inc. * (Commercial Services)	2,298	99,205
Cousins Properties, Inc. ( REIT)	2,681	75,872
Covanta Holding Corp. * (Energy-Alternate Sources)	3,830	57,680
Cox Radio, Inc.—Class A * (Media)	6,128	86,282
Crane Co. (Miscellaneous Manufacturing)	4,596	162,101
Credence Systems Corp. * (Semiconductors)	8,809	61,311
Cross Country Healthcare, Inc. * (Commercial Services)	5,362	95,336
CSG Systems International, Inc. * (Software)	5,745	128,228
CSK Auto Corp. * (Retail)	5,745	86,635
CTS Corp. (Electronics)	8,809	97,428
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,277	154,636
Cumulus Media, Inc.—Class A * (Media)	8,426	104,567
Curtiss-Wright Corp. (Aerospace/Defense)	2,681	146,383
CV Therapeutics, Inc. * (Pharmaceuticals)	4,596	113,659
CVB Financial Corp. (Banks)	5,362	108,902
Cyberonics, Inc. * (Healthcare-Products)	1,532	49,484

See accompanying notes to the financial statements..

13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Cymer, Inc. * (Electronics)	4,213	$149,604
Cypress Semiconductor Corp. * (Semiconductors)	12,256	174,648
Delphi Financial Group, Inc.—Class A (Insurance)	3,064	140,975
Delta & Pine Land Co. (Agriculture)	3,447	79,315
Dendrite International, Inc. * (Software)	5,745	82,785
DeVry, Inc. * (Commercial Services)	4,979	99,580
Diagnostic Products Corp. (Healthcare-Products)	1,915	92,973
Digital Insight Corp. * (Internet)	3,830	122,637
Digital River, Inc. * (Internet)	3,447	102,514
Digitas, Inc. * (Internet)	8,809	110,289
Dionex Corp. * (Electronics)	2,298	112,786
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,298	82,889
Doral Financial Corp. (Diversified Financial Services)	6,894	73,076
Dress Barn, Inc. * (Retail)	3,830	147,876
Drew Industries, Inc. * (Building Materials)	4,596	129,561
DRS Technologies, Inc. (Aerospace/Defense)	2,298	118,163
DSP Group, Inc. * (Semiconductors)	3,830	95,980
Duquesne Light Holdings, Inc. (Electric)	4,979	81,257
Dycom Industries, Inc. * (Engineering & Construction)	4,596	101,112
Eagle Materials—Class A (Building Materials)	1,915	234,318
EarthLink, Inc. * (Internet)	12,256	136,164
EastGroup Properties, Inc. ( REIT)	1,915	86,481
Eclipsys Corp. * (Software)	5,362	101,503
Education Realty Trust, Inc. ( REIT)	6,128	78,990
eFunds Corp. * (Software)	4,979	116,708
EGL, Inc. * (Transportation)	3,830	143,893
El Paso Electric Co. * (Electric)	4,979	104,758
Electronics for Imaging, Inc. * (Computers)	4,979	132,491
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	4,213	84,513
ElkCorp (Building Materials)	2,298	77,351
EMCOR Group, Inc. * (Engineering & Construction)	2,298	155,184
Emmis Communications Corp. * (Media)	4,979	99,132
Empire District Electric Co. (Electric)	3,830	77,864
Emulex Corp. * (Semiconductors)	7,277	144,012
Encore Acquisition Co. * (Oil & Gas)	4,979	159,527
Energy Partners, Ltd. * (Oil & Gas)	4,213	91,801
Engineered Support Systems, Inc. (Aerospace/Defense)	3,830	159,481
Entegris, Inc. * (Semiconductors)	10,341	97,412
Entercom Communications Corp. * (Media)	4,213	125,000
Entertainment Properties Trust ( REIT)	2,681	109,251
Entravision Communications Corp. * (Media)	11,873	84,536
Enzon, Inc. * (Biotechnology)	14,554	107,700
Epicor Software Corp. * (Software)	6,894	97,412
Equinix, Inc. * (Internet)	1,915	78,055
Equity Inns, Inc. ( REIT)	6,894	93,414
Equity Lifestyle Properties, Inc. ( REIT)	2,298	102,261
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,298	102,238
Esterline Technologies Corp. * (Aerospace/Defense)	2,681	99,706
Ethan Allen Interiors, Inc. (Home Furnishings)	3,447	125,919
Euronet Worldwide, Inc. * (Commercial Services)	3,064	85,179
Exar Corp. * (Semiconductors)	9,575	119,879
Exelixis, Inc. * (Biotechnology)	13,022	122,667
F.N.B. Corp. (Banks)	5,362	93,084
FactSet Research Systems, Inc. (Computers)	3,447	141,879
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,490	194,295
Federal Signal Corp. (Miscellaneous Manufacturing)	6,128	91,981
FEI Co. * (Electronics)	3,447	66,079
FelCor Lodging Trust, Inc. ( REIT)	4,596	79,097
Ferro Corp. (Chemicals)	4,596	86,221
Fidelity Bankshares, Inc. (Savings & Loans)	4,213	137,765
Filenet Corp. * (Software)	3,830	99,006
Financial Federal Corp. (Diversified Financial Services)	3,064	136,195
First BanCorp. (Banks)	3,447	42,777
First Charter Corp. (Banks)	3,447	81,556
First Citizens BancShares, Inc.—Class A (Banks)	383	66,803
First Commonwealth Financial Corp. (Banks)	5,745	74,283
First Community Bancorp—Class A (Banks)	1,915	104,119
First Financial Bancorp (Banks)	4,213	73,812
First Financial Bankshares, Inc. (Banks)	2,681	93,996
First Financial Holdings, Inc. (Savings & Loans)	3,064	94,126
First Industrial Realty Trust, Inc. ( REIT)	3,064	117,964
First Merchants Corp. (Banks)	3,830	99,580
First Midwest Bancorp, Inc. (Banks)	3,830	134,280
First Niagara Financial Group, Inc. (Savings & Loans)	8,426	121,924
First Republic Bank (Banks)	1,915	70,874
FirstFed Financial Corp. * (Savings & Loans)	1,915	104,406
Fisher Communications, Inc. * (Media)	3,064	126,941
Florida East Coast Industries, Inc. (Transportation)	2,681	113,594
Flowers Foods, Inc. (Food)	3,447	94,999
Flowserve Corp. * (Machinery-Diversified)	4,596	181,818
Flushing Financial Corp. (Savings & Loans)	4,979	77,523
Formfactor, Inc. * (Semiconductors)	4,213	102,924
Forward Air Corp. (Transportation)	2,681	98,259
Fossil, Inc. * (Household Products/Wares)	4,979	107,098
Foundry Networks, Inc. * (Telecommunications)	14,171	195,701
Franklin Bank Corp. Houston * (Savings & Loans)	4,596	82,682
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,064	121,151
Fremont General Corp. (Banks)	6,511	151,251
Frontier Financial Corp. (Banks)	4,979	159,328
Frontier Oil Corp. (Oil & Gas)	4,596	172,488
FTI Consulting, Inc. * (Commercial Services)	4,213	115,605
Fuller (H.B.) Co. (Chemicals)	3,447	110,545
Furniture Brands International, Inc. (Home Furnishings)	4,596	102,629
G & K Services, Inc. (Textiles)	2,681	105,229
GAMCO Investors, Inc.—Class A (Diversified Financial Services)	3,064	133,376
GameStop Corp. (New)—Class B * (Retail)	4,213	121,756
Gardner Denver, Inc. * (Machinery-Diversified)	3,064	151,055
Gartner Group, Inc. * (Commercial Services)	7,660	98,814
Gateway, Inc. * (Computers)	29,874	74,984
GATX Corp. (Trucking & Leasing)	3,447	124,368
Gaylord Entertainment Co. * (Lodging)	4,213	183,644
Gemstar-TV Guide International, Inc. * (Media)	19,150	49,982
GenCorp, Inc. * (Aerospace/Defense)	4,979	88,377
General Communication, Inc.—Class A * (Telecommunications)	8,809	90,997
Genesco, Inc. * (Retail)	3,064	118,853
Genesee & Wyoming, Inc.—Class A * (Transportation)	3,064	115,053
Genesis Healthcare Corp. * (Healthcare-Services)	1,532	55,949
Genesis Microchip, Inc. * (Semiconductors)	4,213	76,213
Georgia Gulf Corp. (Chemicals)	3,447	104,858
Glacier Bancorp, Inc. (Banks)	3,830	115,092
Glimcher Realty Trust ( REIT)	2,681	65,202
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,830	132,633
Gold Banc Corp., Inc. (Banks)	7,660	139,565
Gold Kist, Inc. * (Food)	4,213	62,984
Golden Telecom, Inc. (Telecommunications)	3,064	79,541
Granite Construction, Inc. (Engineering & Construction)	2,681	96,275
Greater Bay Bancorp (Banks)	4,596	117,750
Greif Brothers Corp.—Class A (Packaging & Containers)	2,298	152,311

See accompanying notes to the financial statements..

14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Grey Wolf, Inc. * (Oil & Gas)	18,001	$139,148
Griffon Corp. * (Miscellaneous Manufacturing)	4,596	109,431
Group 1 Automotive, Inc. * (Retail)	4,596	144,452
Guitar Center, Inc. * (Retail)	2,298	114,923
Haemonetics Corp. * (Healthcare-Products)	2,298	112,280
Hancock Holding Co. (Banks)	2,681	101,369
Hanover Compressor Co. * (Oil & Gas Services)	8,043	113,487
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,064	113,521
Harland (John H.) Co. (Household Products/Wares)	4,213	158,408
Harleysville National Corp. (Banks)	3,064	58,522
Headwaters, Inc. * (Energy-Alternate Sources)	3,830	135,735
Heartland Express, Inc. (Transportation)	4,596	93,253
HEICO Corp. (Aerospace/Defense)	4,979	128,857
Hercules, Inc. * (Chemicals)	11,107	125,509
Heritage Property Investment Trust ( REIT)	1,915	63,961
Herley Industries, Inc. * (Aerospace/Defense)	6,894	113,820
Hibbett Sporting Goods, Inc. * (Retail)	4,596	130,894
Highwoods Properties, Inc. ( REIT)	3,830	108,964
Hilb, Rogal, & Hobbs Co. (Insurance)	2,681	103,245
Holly Corp. (Oil & Gas)	2,298	135,283
Hologic, Inc. * (Healthcare-Products)	3,830	145,234
Home Properties of New York, Inc. ( REIT)	2,298	93,758
Horace Mann Educators Corp. (Insurance)	4,979	94,402
Hot Topic, Inc. * (Retail)	4,213	60,035
Houston Exploration Co. * (Oil & Gas)	2,681	141,557
Hudson United Bancorp (Banks)	3,447	143,671
Hughes Supply, Inc. (Distribution/Wholesale)	6,128	219,688
Human Genome Sciences, Inc. * (Biotechnology)	12,256	104,911
Hutchinson Technology, Inc. * (Computers)	2,298	65,378
Hydril Co. * (Oil & Gas Services)	2,298	143,855
IBERIABANK Corp. (Banks)	1,532	78,147
ICOS Corp. * (Biotechnology)	7,277	201,064
IDACORP, Inc. (Electric)	3,830	112,219
IDT Corp.—Class B * (Telecommunications)	6,511	76,179
IDX Systems Corp. * (Software)	4,596	201,857
IHOP Corp. (Retail)	2,298	107,799
IKON Office Solutions, Inc. (Office/Business Equipment)	9,958	103,663
Imation Corp. (Computers)	3,064	141,158
Immucor, Inc. * (Healthcare-Products)	3,830	89,469
IMPAC Mortgage Holdings, Inc. ( REIT)	5,362	50,456
Impax Laboratories, Inc. * (Pharmaceuticals)	5,362	57,373
Independent Bank Corp.—Massachusetts (Banks)	3,064	87,416
Independent Bank Corp.—Michigan (Banks)	3,064	83,433
Infinity Property & Casualty Corp. (Insurance)	2,681	99,760
Informatica Corp. * (Software)	10,341	124,092
Infospace, Inc. * (Internet)	3,064	79,112
Inland Real Estate Corp. ( REIT)	4,979	73,639
Insight Enterprises, Inc. * (Retail)	6,511	127,681
Integra LifeSciences Holdings * (Biotechnology)	3,064	108,649
Integrated Device Technology, Inc. * (Semiconductors)	11,107	146,390
Interdigital Communications Corp. * (Telecommunications)	4,979	91,215
Intergraph Corp. * (Computers)	2,681	133,541
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,830	122,177
Internet Security Systems, Inc. * (Internet)	4,596	96,286
Intuitive Surgical, Inc. * (Healthcare-Products)	3,064	359,316
Invacare Corp. (Healthcare-Products)	2,681	84,425
Investment Technology Group, Inc. * (Diversified Financial Services)	4,596	162,882
Itron, Inc. * (Electronics)	2,298	92,012
J2 Global Communications, Inc. * (Internet)	2,681	114,586
Jack Henry & Associates, Inc. (Computers)	7,660	146,153
Jack in the Box, Inc. * (Retail)	3,830	133,782
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,830	106,129
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	8,043	67,561
Jarden Corp. * (Household Products/Wares)	3,830	115,475
JLG Industries, Inc. (Machinery-Construction & Mining)	4,213	192,365
Jo-Ann Stores, Inc. * (Retail)	3,064	36,155
Jones Lang LaSalle, Inc. (Real Estate)	2,681	134,988
Journal Register Co. (Media)	7,277	108,791
K-Swiss, Inc.—Class A (Apparel)	3,064	99,396
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,362	110,457
Kansas City Southern Industries, Inc. * (Transportation)	6,894	168,419
Kaydon Corp.(Metal Fabricate/Hardware)	4,213	135,406
KCS Energy, Inc. * (Oil & Gas)	6,511	157,696
Keane, Inc. * (Software)	8,043	88,553
Kellwood Co. (Apparel)	5,362	128,045
Kelly Services, Inc.—Class A (Commercial Services)	5,745	150,634
KEMET Corp. * (Electronics)	14,554	102,897
Kennametal, Inc. (Hand/Machine Tools)	3,447	175,935
Kenneth Cole Productions, Inc. (Retail)	3,064	78,132
Keynote Systems, Inc. * (Internet)	8,809	113,196
KFx, Inc. * (Energy-Alternate Sources)	5,745	98,297
Kilroy Realty Corp. ( REIT)	2,298	142,246
Kimball International, Inc.—Class B (Home Furnishings)	8,043	85,497
Kindred Healthcare, Inc. * (Healthcare-Services)	2,298	59,196
Kirby Corp. * (Transportation)	2,298	119,887
KNBT Bancorp, Inc.(Savings & Loans)	8,426	137,260
Knight Capital Group, Inc.—Class A * (Diversified Financial Services)	13,022	128,788
Knight Transportation, Inc. (Transportation)	5,745	119,094
Komag, Inc. * (Computers)	3,064	106,198
Kronos, Inc. * (Computers)	3,064	128,259
Kyphon, Inc. * (Healthcare-Products)	3,064	125,103
La Quinta Corp. * (Lodging)	14,554	162,132
La-Z-Boy, Inc. (Home Furnishings)	5,745	77,902
Labor Ready, Inc. * (Commercial Services)	4,979	103,663
Laclede Group, Inc. (Gas)	3,064	89,499
Lakeland Financial Corp. (Banks)	3,830	154,655
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,915	70,951
Landauer, Inc. (Commercial Services)	1,532	70,610
Lasalle Hotel Properties ( REIT)	3,447	126,574
Laserscope * (Healthcare-Products)	1,915	43,011
LCA-Vision, Inc. (Healthcare-Products)	1,915	90,982
Lennox International, Inc. (Building Materials)	4,596	129,607
Level 3 Communications, Inc. * (Telecommunications)	57,450	164,881
Lexington Corporate Properties Trust ( REIT)	4,596	97,895
LIFE TIME FITNESS, Inc. * (Leisure Time)	2,681	102,119
Lin TV Corp.—Class A * (Media)	6,511	72,533
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,447	136,708
Linens ’n Things, Inc. * (Retail)	4,596	122,254
Littelfuse, Inc. * (Electrical Components & Equipment)	3,064	83,494
LKQ Corp. * (Distribution/Wholesale)	2,298	79,557
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,681	138,500
Longs Drug Stores Corp. (Retail)	3,064	111,499
Longview Fibre Co. (Forest Products & Paper)	4,596	95,643
M/I Schottenstein Homes, Inc. (Home Builders)	1,532	62,230
Macdermid, Inc. (Chemicals)	3,447	96,171
Macrovision Corp. * (Entertainment)	5,362	89,706
MAF Bancorp, Inc. (Savings & Loans)	2,298	95,091
Magellan Health Services, Inc. * (Healthcare-Services)	3,064	96,363
Maguire Properties, Inc. ( REIT)	3,064	94,678

See accompanying notes to the financial statements..

15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Manhattan Associates, Inc. * (Computers)	4,979	$101,970
Manitowoc Co. (Machinery-Diversified)	3,447	173,108
Martek Biosciences Corp. * (Biotechnology)	2,681	65,979
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	3,064	111,560
Maverick Tube Corp. * (Oil & Gas Services)	3,830	152,664
Maximus, Inc. (Commercial Services)	2,681	98,366
Maxtor Corp. * (Computers)	21,065	146,191
Maytag Corp. (Home Furnishings)	6,894	129,745
MB Financial, Inc. (Banks)	3,064	108,466
Medarex, Inc. * (Pharmaceuticals)	11,490	159,137
Media General, Inc.—Class A (Media)	2,298	116,509
Medicis Pharmaceutical Corp. (Pharmaceuticals)	4,596	147,302
Mentor Corp. (Healthcare-Products)	2,681	123,540
Mentor Graphics Corp. * (Computers)	8,043	83,165
Mercantile Bank Corp. (Banks)	2,298	88,473
Mercury Computer Systems, Inc. * (Computers)	3,064	63,210
MeriStar Hospitality Corp. * ( REIT)	8,809	82,805
Methode Electronics, Inc.—Class A (Electronics)	6,894	68,733
MGE Energy, Inc. (Electric)	2,298	77,925
MGI Pharma, Inc. * (Pharmaceuticals)	6,511	111,729
Micrel, Inc. * (Semiconductors)	10,341	119,956
Micros Systems, Inc. * (Computers)	3,447	166,558
Microsemi Corp. * (Semiconductors)	6,128	169,500
MicroStrategy, Inc.—Class A * (Software)	1,532	126,758
Mid-America Apartment Communities, Inc. ( REIT)	1,915	92,878
Mid-State Bancshares (Banks)	3,064	81,962
Midas, Inc. * (Commercial Services)	3,830	70,319
Midwest Banc Holdings, Inc. (Banks)	4,979	110,783
Mine Safety Appliances Co. (Environmental Control)	2,681	97,079
Minerals Technologies, Inc. (Chemicals)	1,915	107,029
Modine Manufacturing Co. (Auto Parts & Equipment)	3,447	112,337
Monaco Coach Corp. (Home Builders)	4,596	61,127
Moneygram International, Inc. (Software)	7,277	189,785
Moog, Inc.—Class A * (Aerospace/Defense)	3,064	86,956
Movie Gallery, Inc. (Retail)	2,681	15,040
MPS Group, Inc. * (Commercial Services)	12,256	167,540
MTS Systems Corp. (Computers)	2,298	79,603
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,447	94,517
Myriad Genetics, Inc. * (Biotechnology)	6,128	127,462
Nabi Biopharmaceuticals * (Pharmaceuticals)	5,745	19,418
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	3,447	121,265
National Financial Partners (Diversified Financial Services)	3,447	181,140
National Penn Bancshares, Inc. (Banks)	4,979	94,850
National Presto Industries, Inc. (Housewares)	4,213	186,847
Nationwide Health Properties, Inc. ( REIT)	4,979	106,551
Navigant Consulting Co. * (Commercial Services)	4,979	109,438
NBT Bancorp, Inc. (Banks)	4,213	90,959
NBTY, Inc. * (Pharmaceuticals)	4,596	74,685
NCI Building Systems, Inc * (Building Materials)	2,681	113,889
NCO Group, Inc. * (Commercial Services)	4,213	71,284
Nektar Therapeutics * (Biotechnology)	8,043	132,388
NetBank, Inc. (Internet)	11,107	79,748
NETGEAR, Inc. * (Telecommunications)	3,830	73,728
NetIQ Corp. * (Software)	7,660	94,141
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	4,596	288,307
New Jersey Resources Corp. (Gas)	2,298	96,263
NewAlliance Bancshares, Inc. (Savings & Loans)	12,639	183,772
Newcastle Investment Corp. ( REIT)	3,447	85,658
Newpark Resources, Inc. * (Oil & Gas Services)	11,107	84,746
NGP Capital Resources Co. (Investment Companies)	9,958	130,749
NICOR, Inc. (Gas)	1,915	75,279
Nordson Corp. (Machinery-Diversified)	3,064	124,123
Northwest Natural Gas Co. (Gas)	2,681	91,637
NorthWestern Corp. (Electric)	2,681	83,299
Novastar Financial, Inc. ( REIT)	1,915	53,831
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	9,192	108,833
Nu Skin Enterprises, Inc. (Retail)	4,979	87,531
Oceaneering International, Inc. * (Oil & Gas Services)	4,213	209,723
Offshore Logistics, Inc. * (Transportation)	3,064	89,469
Ohio Casualty Corp. (Insurance)	4,979	141,005
Oil States International, Inc. * (Oil & Gas Services)	4,596	145,601
Old National Bancorp (Banks)	5,745	124,322
Old Second Bancorp, Inc. (Banks)	3,064	93,666
Olin Corp. (Chemicals)	6,128	120,599
OM Group, Inc. * (Chemicals)	3,064	57,481
OMEGA Healthcare Investors, Inc. ( REIT)	6,894	86,795
OmniVision Technologies, Inc. * (Semiconductors)	6,511	129,960
ON Semiconductor Corp. * (Semiconductors)	16,469	91,074
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	3,064	88,121
Openwave Systems, Inc. * (Internet)	7,277	127,129
Orbital Sciences Corp. * (Aerospace/Defense)	8,043	103,272
Otter Tail Power Co. (Electric)	3,447	99,894
Owens & Minor, Inc. (Distribution/Wholesale)	3,830	105,440
Oxford Industries, Inc. (Apparel)	2,298	125,701
P.F. Chang’s China Bistro, Inc. * (Retail)	3,064	152,066
Pacer International, Inc. (Transportation)	3,447	89,829
Pacific Capital Bancorp (Banks)	3,830	136,271
Pacific Sunwear of California, Inc. * (Retail)	6,894	171,797
Palm, Inc. * (Computers)	3,447	109,615
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,447	108,029
Parametric Technology Corp. * (Software)	25,278	154,196
Park Electrochemical Corp. (Electronics)	4,979	129,354
Park National Corp. (Banks)	1,149	117,933
Parker Drilling Co. * (Oil & Gas)	13,022	141,028
Partners Trust Financial Group, Inc. (Savings & Loans)	6,894	83,073
Payless ShoeSource, Inc. * (Retail)	6,128	153,813
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,915	169,611
Peet’s Coffee & Tea, Inc. * (Beverages)	2,681	81,368
Penn Virginia Corp. (Oil & Gas)	2,298	131,905
Pennsylvania ( REIT)	2,681	100,162
Peoples Energy Corp. (Gas)	2,298	80,591
Pep Boys-Manny, Moe & Jack (Retail)	6,511	96,949
Performance Food Group Co. * (Food)	3,447	97,791
Pericom Semiconductor Corp. * (Semiconductors)	14,937	119,048
Perot Systems Corp.—Class A * (Computers)	9,192	129,975
Perrigo Co. (Pharmaceuticals)	8,043	119,921
PETCO Animal Supplies, Inc. * (Retail)	5,362	117,696
Pharmion Corp. * (Pharmaceuticals)	3,447	61,253
PHH Corp. * (Commercial Services)	4,596	128,780
Phillips-Van Heusen Corp. (Apparel)	3,830	124,092
Photronics, Inc. * (Semiconductors)	3,447	51,912
Pier 1 Imports, Inc. (Retail)	9,192	80,246
Pinnacle Entertainment, Inc. * (Entertainment)	5,362	132,495
Plantronics, Inc. (Telecommunications)	4,979	140,906
Plexus Corp. * (Electronics)	7,660	174,187
PMC-Sierra, Inc. * (Semiconductors)	18,384	141,741
Polycom, Inc. * (Telecommunications)	9,575	146,498
PolyMedica Corp. (Healthcare-Products)	3,064	102,552
Post Properties, Inc. ( REIT)	3,447	137,708
Potlatch Corp. (Forest Products & Paper)	2,681	136,677
Power Integrations, Inc. * (Semiconductors)	4,213	100,312
Powerwave Technologies, Inc. * (Telecommunications)	10,724	134,801
Premiere Global Services, Inc. * (Telecommunications)	7,660	62,276
Price Communications Corp. * (Telecommunications)	8,043	119,599
ProAssurance Corp. * (Insurance)	2,681	130,404
Progress Software Corp. * (Software)	3,830	108,695

See accompanying notes to the financial statements..

16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

ProQuest Co. * (Internet)	3,447	$96,206
Prosperity Bancshares, Inc. (Banks)	4,213	121,082
Provident Bankshares Corp. (Banks)	3,064	103,471
Provident Financial Services, Inc. (Savings & Loans)	6,128	113,429
Provident New York Bancorp (Savings & Loans)	9,575	105,421
PS Business Parks, Inc. ( REIT)	1,532	75,374
PSS World Medical, Inc. * (Healthcare-Products)	6,511	96,623
Psychiatric Solutions, Inc. * (Healthcare-Services)	1,915	112,487
Quanex Corp. (Metal Fabricate/Hardware)	2,298	114,831
Quanta Services, Inc. * (Commercial Services)	10,341	136,191
Quest Software, Inc. * (Software)	7,660	111,759
Radio One, Inc. * (Media)	8,809	91,173
RAIT Investment Trust ( REIT)	3,064	79,419
Ralcorp Holdings, Inc. * (Food)	2,681	106,999
Rambus, Inc. * (Semiconductors)	7,660	124,015
RARE Hospitality International, Inc. * (Retail)	3,830	116,394
RC2 Corp. * (Toys/Games/Hobbies)	2,681	95,229
Reader’s Digest Association, Inc. (Media)	9,192	139,901
Red Robin Gourmet Burgers, Inc. * (Retail)	1,532	78,071
Redwood Trust, Inc. ( REIT)	1,532	63,210
Regal-Beloit Corp. (Hand/Machine Tools)	4,596	162,698
Regis Corp. (Retail)	4,596	177,267
Reliance Steel & Aluminum Co. (Iron/Steel)	3,447	210,681
Remington Oil & Gas Corp. * (Oil & Gas)	3,447	125,816
Republic Bancorp, Inc. (Banks)	6,894	82,039
Resource America, Inc.—Class A (Holding Companies-Diversified)	2,681	45,711
Resources Connection, Inc. * (Commercial Services)	4,213	109,791
RF Micro Devices, Inc. * (Telecommunications)	20,682	111,890
RLI Corp. (Insurance)	2,298	114,601
Rogers Corp. * (Electronics)	2,298	90,036
RSA Security, Inc. * (Internet)	7,660	86,022
Ruby Tuesday, Inc. (Retail)	5,745	148,738
Ruddick Corp. (Food)	4,596	97,803
Russell Corp. (Apparel)	4,979	67,017
Ryan’s Restaurant Group, Inc. * (Retail)	8,043	96,999
S & T Bancorp, Inc. (Banks)	3,064	112,816
SafeNet, Inc. * (Telecommunications)	3,064	98,722
Saga Communications, Inc. * (Media)	8,426	91,591
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	4,979	87,531
Sanderson Farms, Inc. (Food)	1,915	58,465
Sandy Spring Bancorp, Inc. (Banks)	3,064	106,872
Saxon Capital, Inc. ( REIT)	3,830	43,394
ScanSource, Inc. * (Distribution/Wholesale)	1,915	104,712
Scholastic Corp. * (Media)	3,447	98,274
School Specialty, Inc. * (Retail)	2,298	83,739
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,915	130,412
Select Comfort Corp. * (Retail)	3,830	104,751
Selective Insurance Group, Inc. (Insurance)	2,298	122,024
Semtech Corp. * (Semiconductors)	9,575	174,839
Senior Housing Properties Trust ( REIT)	4,596	77,718
Sensient Technologies Corp. (Chemicals)	4,979	89,124
SERENA Software, Inc. * (Software)	4,213	98,753
Serologicals Corp. * (Biotechnology)	5,362	105,846
SFBC International, Inc. * (Commercial Services)	1,915	30,659
Shaw Group, Inc. * (Engineering & Construction)	6,511	189,405
Shuffle Master, Inc. * (Entertainment)	4,979	125,172
Sierra Pacific Resources * (Electric)	9,958	129,853
Sigmatel, Inc. * (Semiconductors)	3,447	45,156
Silicon Image, Inc. * (Semiconductors)	9,192	83,188
Silicon Laboratories, Inc. * (Semiconductors)	3,830	140,408
Simpson Manufacturing Co., Inc. (Building Materials)	3,830	139,221
Sinclair Broadcast Group, Inc.—Class A (Media)	9,192	84,566
Skyline Corp. (Home Builders)	3,064	111,530
SkyWest, Inc. (Airlines)	4,596	123,449
Skyworks Solutions, Inc. * (Semiconductors)	14,937	76,029
Sohu.com, Inc. * (Internet)	3,064	56,194
SonoSite, Inc. * (Healthcare-Products)	2,298	80,453
Sonus Networks, Inc. * (Telecommunications)	19,150	71,238
South Jersey Industries, Inc. (Gas)	1,915	55,803
Sovran Self Storage, Inc. ( REIT)	1,532	71,958
Spherion Corp. * (Commercial Services)	17,618	176,355
Spirit Finance Corp. ( REIT)	7,277	82,594
St.Mary Land & Exploration Co. (Oil & Gas)	4,596	169,179
Stage Stores, Inc. (Retail)	2,298	68,434
Standex International Corp. (Miscellaneous Manufacturing)	3,064	85,057
Steel Dynamics, Inc. (Iron/Steel)	3,830	136,003
STERIS Corp. (Healthcare-Products)	5,362	134,157
Sterling Bancshares, Inc. (Banks)	6,511	100,530
Sterling Financial Corp.—Spokane (Savings & Loans)	6,894	172,212
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,213	89,021
Stewart Enterprises, Inc.—Class A (Commercial Services)	13,405	72,521
Stewart Information Services Corp. (Insurance)	1,915	93,203
Stone Energy Corp. * (Oil & Gas)	2,681	122,066
Strayer Education, Inc. (Commercial Services)	1,532	143,548
Sun Communities, Inc. ( REIT)	2,298	72,157
Sunrise Assisted Living, Inc. * (Healthcare-Services)	5,362	180,752
Superior Energy Services, Inc. * (Oil & Gas Services)	8,809	185,429
Superior Industries International, Inc. (Auto Parts & Equipment)	3,064	68,205
SureWest Communications (Telecommunications)	4,213	111,097
SurModics, Inc. * (Healthcare-Products)	1,532	56,669
Susquehanna Bancshares, Inc. (Banks)	3,447	81,625
SVB Financial Group * (Banks)	3,064	143,518
Swift Energy Co. * (Oil & Gas)	2,681	120,833
Sybron Dental Special, Inc. * (Healthcare-Products)	3,447	137,225
Sycamore Networks, Inc. * (Telecommunications)	30,640	132,365
Symyx Technologies, Inc. * (Chemicals)	3,447	94,069
Tanger Factory Outlet Centers, Inc. ( REIT)	2,681	77,052
Taubman Centers, Inc. ( REIT)	4,213	146,402
Technitrol, Inc. (Electronics)	8,809	150,634
Tekelec * (Telecommunications)	5,362	74,532
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,447	100,308
Telik, Inc. * (Biotechnology)	7,277	123,636
Tennant Co. (Machinery-Diversified)	2,681	139,412
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	5,362	105,148
Tessera Technologies, Inc. * (Semiconductors)	3,830	99,006
TETRA Technologies, Inc. * (Oil & Gas Services)	5,745	175,337
Texas Capital Bancshares, Inc. * (Banks)	4,596	102,996
Texas Industries, Inc. (Building Materials)	1,915	95,444
Texas Regional Bancshares, Inc.—Class A (Banks)	3,830	108,389
The Children’s Place Retail Stores, Inc. * (Retail)	1,915	94,639
The Finish Line, Inc.—Class A (Retail)	4,596	80,062
The Genlyte Group, Inc. * (Building Materials)	1,915	102,587
The Liberty Corp. (Media)	1,915	89,641
The Medicines Co. * (Pharmaceuticals)	6,128	106,934
The Nautilus Group, Inc. (Leisure Time)	3,447	64,321
The Navigators Group, Inc. * (Insurance)	2,298	100,216
The Phoenix Cos., Inc. (Insurance)	9,575	130,603
The Sports Authority, Inc. * (Retail)	2,681	83,460
The Steak n Shake Co. * (Retail)	5,745	97,378
The Stride Rite Corp. (Apparel)	6,128	83,096
The Topps Co., Inc. (Toys/Games/Hobbies)	11,107	82,525
The Warnaco Group, Inc. * (Apparel)	5,362	143,272
Thor Industries, Inc. (Home Builders)	3,447	138,121

See accompanying notes to the financial statements..

17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Common Stocks, continued
	Shares	Value

Thoratec Corp. * (Healthcare-Products)	4,979	$103,016
THQ, Inc. * (Software)	5,745	137,018
Tibco Software, Inc. * (Internet)	19,150	143,051
Tierone Corp. (Savings & Loans)	4,979	146,432
Todco—Class A (Oil & Gas)	4,979	189,501
Too, Inc. * (Retail)	3,830	108,044
Tootsie Roll Industries, Inc. (Food)	2,681	77,561
Town& Country Trust ( REIT)	2,681	90,645
Tractor Supply Co. * (Retail)	2,681	141,932
Trammell Crow Co. * (Real Estate)	3,447	88,416
Transaction Systems Architect, Inc. * (Software)	4,596	132,319
Tredegar Corp. (Miscellaneous Manufacturing)	6,511	83,927
Triarc Cos., Inc. (Retail)	5,362	79,626
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,830	168,788
Triumph Group, Inc. * (Aerospace/Defense)	2,681	98,151
TrustCo Bank Corp.NY (Banks)	7,660	95,137
Trustmark Corp. (Banks)	3,830	105,210
Trustreet Properties, Inc. ( REIT)	5,362	78,392
Tuesday Morning Corp. (Retail)	2,681	56,087
Tupperware Corp. (Household Products/Wares)	5,362	120,109
U-Store-It Trust ( REIT)	5,362	112,870
UCBH Holdings, Inc. (Banks)	8,043	143,809
UMB Financial Corp. (Banks)	1,532	97,910
Umpqua Holdings Corp. (Banks)	4,979	142,051
Unisource Energy Corp. (Electric)	3,064	95,597
United Auto Group, Inc. (Retail)	3,064	117,045
United Bankshares, Inc. (Banks)	2,681	94,478
United Community Banks, Inc. (Banks)	3,447	91,897
United Natural Foods, Inc. * (Food)	3,830	101,112
United Rentals, Inc. * (Commercial Services)	5,362	125,417
United Stationers, Inc. * (Distribution/Wholesale)	3,064	148,604
United Surgical Partners International, Inc. * (Healthcare-Services)	3,064	98,508
United Therapeutics Corp. * (Pharmaceuticals)	1,915	132,365
Universal Corp. (Agriculture)	2,298	99,642
Unizan Financial Corp. (Banks)	3,830	101,725
Unova, Inc. * (Machinery-Diversified)	4,979	168,290
URS Corp. * (Engineering & Construction)	3,830	144,046
USA Mobility, Inc. (Telecommunications)	3,064	84,934
USEC, Inc. (Mining)	7,660	91,537
UTStarcom, Inc. * (Telecommunications)	10,341	83,348
Vail Resorts, Inc. * (Entertainment)	3,064	101,204
Valassis Communications, Inc. * (Commercial Services)	4,596	133,606
ValueClick, Inc. * (Internet)	9,192	166,467
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,213	185,076
Varian, Inc. * (Electronics)	3,064	121,917
Ventana Medical Systems, Inc. * (Healthcare-Products)	2,681	113,540
Ventiv Health, Inc. * (Advertising)	4,979	117,603
Veritas DGC, Inc. * (Oil & Gas Services)	3,447	122,334
Vertex Pharmaceuticals, Inc. * (Biotechnology)	8,426	233,148
Viad Corp. (Commercial Services)	4,596	134,801
Viasys Healthcare, Inc. * (Healthcare-Products)	3,447	88,588
Visteon Corp. * (Auto Parts & Equipment)	10,341	64,735
W Holding Co., Inc. (Banks)	8,809	72,498
W-H Energy Services, Inc. * (Oil & Gas Services)	4,213	139,366
Wabash National Corp. (Auto Manufacturers)	3,830	72,962
Wabtec Corp. (Machinery-Diversified)	5,745	154,541
Waddell & Reed Financial, Inc. (Diversified Financial Services)	6,894	144,567
Walter Industries, Inc. (Holding Companies-Diversified)	3,064	152,342
Washington Group International, Inc. (Engineering & Construction)	2,298	121,725
Washington ( REIT)	3,447	104,616
Waste Connections, Inc. * (Environmental Control)	4,979	171,577
Watsco, Inc. (Distribution/Wholesale)	2,681	160,351
Watson Wyatt & Co. Holdings (Commercial Services)	6,128	170,971
Watts Industries, Inc.—Class A (Electronics)	4,213	127,612
WCI Communities, Inc. * (Home Builders)	3,064	82,268
WD-40 Co. (Household Products/Wares)	2,681	70,403
WebEx Communications, Inc. * (Internet)	3,830	82,843
Websense, Inc. * (Internet)	2,681	175,980
Werner Enterprises, Inc. (Transportation)	4,213	82,996
Wesbanco, Inc. (Banks)	2,681	81,529
WESCO International, Inc. * (Distribution/Wholesale)	3,064	130,925
West Coast Bancorp (Banks)	4,213	111,434
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,447	86,278
Westamerica Bancorp (Banks)	3,064	162,606
WGL Holdings, Inc. (Gas)	3,064	92,104
Whiting Petroleum Corp. * (Oil & Gas)	2,681	107,240
Wind River Systems, Inc. * (Software)	8,043	118,795
Winnebago Industries, Inc. (Home Builders)	3,447	114,716
Wintrust Financial Corp. (Banks)	3,064	168,214
Witness Systems, Inc. * (Software)	5,745	113,004
WMS Industries, Inc. * (Leisure Time)	2,681	67,266
Wolverine World Wide, Inc. (Apparel)	5,745	129,033
Woodward Governor Co. (Electronics)	1,149	98,825
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,894	132,434
Wright Express Corp. * (Commercial Services)	3,830	84,260
Wright Medical Group, Inc. * (Healthcare-Products)	3,064	62,506
Yankee Candle Co., Inc. (Household Products/Wares)	4,213	107,853
Zale Corp. * (Retail)	4,596	115,589
Zenith National Insurance Corp. (Insurance)	2,298	105,984
Zoll Medical Corp. * (Healthcare-Products)	3,830	96,478

TOTAL COMMON STOCKS (Cost $75,528,571)		86,087,829

Repurchase Agreements (28.0%)
	Principal
	Amount

UBS **, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $32,765,647 (Collateralized by $33,745,000 various U.S. Government Agency Obligations, 3.5% - 7.125%, 3/15/07-6/15/10, market value $33,408,231)	$32,752,000	32,752,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,752,000)		32,752,000

TOTAL INVESTMENT SECURITIES (Cost $108,280,571)—101.5%		118,839,829
Net other assets (liabilities)—(1.5)%		(1,731,797)

NET ASSETS—100.0%		$117,108,032

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements..

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2005

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $20,578,350)	61	$(441,000)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying faceamount at value $3,171,090)	47	6,830

Swap Agreements
	Units

Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $3,632,785)	5,396	(16,517)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $10,421,647)	15,480	(105,611)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.9%
Chemicals	0.9%
Commercial Services	3.9%
Computers	2.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.1%
Electric	1.2%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.4%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare-Products	2.5%
Healthcare-Services	1.1%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.6%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%
Office/Business Equipment	0.2%
Oil & Gas	2.7%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	2.5%
Real Estate	0.2%
Real Estate Investment Trust	3.9%
Retail	4.6%
Savings & Loans	1.9%
Semiconductors	3.0%
Software	2.5%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	26.5%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements..

19

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $75,528,571)	$86,087,829
Repurchase agreements, at cost	32,752,000

Total Investment Securities	118,839,829
Segregated cash balances with brokers for futures contracts	1,065,713
Dividends and interest receivable	91,757
Receivable for investments sold	111,169
Prepaid expenses	498

Total Assets	120,108,966

Liabilities:
Cash overdraft	9,704
Payable for capital shares redeemed	2,392,602
Unrealized depreciation on swap agreements	122,128
Variation margin on futures contracts	195,325
Advisory fees payable	77,768
Management services fees payable	15,554
Administration fees payable	4,064
Administrative services fees payable	71,863
Distribution fees payable	72,065
Trustee fees payable	292
Transfer agency fees payable	2,878
Fund accounting fees payable	4,391
Compliance services fees payable	1,528
Other accrued expenses	30,772

Total Liabilities	3,000,934

Net Assets	$117,108,032

Net Assets consist of:
Capital	$106,104,535
Accumulated net realized gains (losses) on investments	1,000,537
Net unrealized appreciation (depreciation) on investments	10,002,960

Net Assets	$117,108,032

Shares of Beneficial Interest Outstanding	3,553,751

Net Asset Value (offering and redemption price per share)	$32.95

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$880,775
Interest	891,702

Total Investment Income	1,772,477

Expenses:
Advisory fees	838,991
Management services fees	167,799
Administration fees	36,084
Transfer agency fees	38,141
Administrative services fees	279,288
Distribution fees	279,664
Custody fees	31,193
Fund accounting fees	58,235
Trustee fees	1,320
Compliance services fees	2,712
Other fees	54,687

Total Expenses	1,788,114

Net Investment Income (Loss)	(15,637)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,380,253
Net realized gains (losses) on futures contracts	1,005,431
Net realized gains (losses) on swap agreements	114,528
Change in net unrealized appreciation/depreciation on investments	(4,009,762)

Net Realized and Unrealized Gains (Losses) on Investments	490,450

Change in Net Assets Resulting from Operations	$474,813

See accompanying notes to the financial statements..

20

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31,2005	December 31,2004

From Investment Activities:
Operations:
Net investment income (loss)	$(15,637)	$(510,941)
Net realized gains (losses) on investments	4,500,212	10,400,670
Change in net unrealized appreciation/depreciation on investments	(4,009,762)	5,941,465

Change in net assets resulting from operations	474,813	15,831,194

Distributions to Shareholders From:
Net realized gains on investments	(12,777,971)	(3,376,608)

Change in net assets resulting from distributions	(12,777,971)	(3,376,608)

Capital Transactions:
Proceeds from shares issued	145,139,602	322,048,784
Dividends reinvested	12,777,971	3,376,608
Cost of shares redeemed	(176,334,188)	(317,386,979)

Change in net assets resulting from capital transactions	(18,416,615)	8,038,413

Change in net assets	(30,719,773)	20,492,999
Net Assets:
Beginning of period	147,827,805	127,334,806

End of period	$117,108,032	$147,827,805

Share Transactions:
Issued	4,296,386	9,772,348
Reinvested	384,415	100,464
Redeemed	(5,240,962)	(9,785,966)

Change in shares	(560,161)	86,846

See accompanying notes to the financial statements..

21

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	May 1,2001(a)through
	December 31,2005	December 31,2004	December 31,2003	December 31,2002	December 31,2001

Net Asset Value, Beginning of Period	$35.93	$31.62	$22.15	$28.56	$30.00

Investment Activities:
Net investment income (loss)(b)	— (c)	(0.14)	(0.14)	(0.16)	(0.10)
Net realized and unrealized gains (losses) on investments	1.04	5.37	9.61	(6.25)	(1.34)

Total income (loss) from investment activities	1.04	5.23	9.47	(6.41)	(1.44)

Distributions to Shareholders
From:
Net realized gains on investments	(4.02)	(0.92)	—	—	—

Net Asset Value, End of Period	$32.95	$35.93	$31.62	$22.15	$28.56

Total Return	2.81%	16.74%	42.75%	(22.44)%	(4.80	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.60%	1.61%	1.73%	1.97%	2.65%
Net expenses(e)	1.60%	1.61%	1.73%	1.97%	2.25%
Net investment income (loss)(e)	(0.01)%	(0.44)%	(0.52)%	(0.62)%	(0.53)%
Supplemental Data:
Net assets, end of period (000’s)	$117,108	$147,828	$127,335	$38,612	$19,965
Portfolio turnover rate(f)	67%	161%	189%	527%	2,627	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and future contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements..

22

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2005, the Fund had a total return of 8.09%, 1 compared to a return of 8.00% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on the NASDAQ as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

The primary European equity market indices recorded strong performances in 2005 when reported in local currency terms, including the Dow Jones Global Indices for the U.K (+17.4%), France (+25.7%), and Germany (+25.0%.) After converting into U.S dollar terms, these indices recorded gains of +5.0%, +9.1%, and +8.5%. This reflects the strengthening of the U.S. dollar against the Euro (+14.4%) and the British Pound (+11.3%.) In December, the European Central Bank lifted its benchmark lending rate from 2.00% to 2.25%, their first tightening since 2000. In contrast, the U.S. Federal Reserve increased its Fed-Funds rate by 2.00% in 2005, and the relative change in rates within the two regions assisting in the strengthening of the dollar. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Nokia, Total, and UBS, while the bottom three performers were Vodafone Group, HSBC Holdings, and Novartis.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from October 18, 1999 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]
	1 Year	3 Year	5 Year	Since Inception (10/18/99)

ProFund VP Europe 30	8.09%	19.68%	(0.70)%	0.54%

ProFunds Europe 30 Index	8.00%	19.40%	(0.68)%	0.24%

Dow Jones STOXX 50 Index	8.44%	20.29%	1.48%	4.26%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

23

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	1%

Total Exposure	101%

“Market Exposure” excludes any short-term investments and cash equivalents.

ProFunds Europe 30 - Sector Composition
% of Index

Consumer, Non-cyclical	28.24%
Energy	19.04%
Communications	12.91%
Financial	11.55%
Technology	9.78%
Industrial	7.47%
Consumer, Cyclical	6.91%
Basic Materials	4.10%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Common Stocks (99.6%)
	Shares	Value

Alcon, Inc. (Healthcare-Products)	26,628	$3,450,989
ASM Lithography Holding NV* (Semiconductors)	131,872	2,647,990
AstraZeneca PLC (Pharmaceuticals)	84,956	4,128,862
Autoliv, Inc. (Auto Parts & Equipment)	41,844	1,900,554
BP Amoco PLC (Oil & Gas)	126,800	8,143,096
Business Objects S.A.* (Software)	71,008	2,869,433
DaimlerChrysler AG (Auto Manufacturers)	72,276	3,688,244
Elan Corp. PLC* (Pharmaceuticals)	299,248	4,168,525
GlaxoSmithKline PLC (Pharmaceuticals)	115,388	5,824,786
HSBC Holdings PLC (Banks)	83,688	6,734,374
Koninklijke (Royal) Phillips Electronics NV (Electronics)	106,512	3,312,523
Mittal Steel Co. NV—Class A (Iron/Steel)	87,492	2,303,664
Nokia OYJ (Telecommunications)	234,580	4,292,814
Novartis AG (Pharmaceuticals)	112,852	5,922,473
Royal Dutch Shell PLC—Class A (Oil & Gas)	71,008	4,366,282
Royal Dutch Shell PLC—Class B (Oil & Gas)	60,864	3,927,554
Ryanair Holdings PLC* (Airlines)	48,184	2,697,822
Sanofi-Aventis (Pharmaceuticals)	117,924	5,176,864
SAP AG (Software)	78,616	3,543,223
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	60,864	2,360,915
Siemens AG (Miscellaneous Manufacturing)	49,452	4,232,597
STMicroelectronics NV (Semiconductors)	148,356	2,670,408
Telefonaktiebolaget LM Ericsson (Telecommunications)	102,708	3,533,155
Telewest Global, Inc.* (Telecommunications)	101,440	2,416,301
Tenaris S.A. (Iron/Steel)	22,824	2,613,348
Top Tankers, Inc. (Transportation)	115,388	1,419,272
Total Fina SA (Oil & Gas)	50,720	6,411,008
UBS AG (Banks)	53,256	5,067,308
Unilever NV (Food)	41,844	2,872,591
Vodafone Group PLC (Telecommunications)	244,724	5,254,224
Willis Group Holdings, Ltd. (Insurance)	55,792	2,060,956

TOTAL COMMON STOCKS (Cost $91,141,537)		120,012,155

Repurchase Agreements (0.7%)
	Principal
	Amount

UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $854,356 (Collateralized by $795,000 Federal National Mortgage Association, 7.125%, 6/15/10, market value $871,910)	$854,000	854,000

TOTAL REPURCHASE AGREEMENTS (Cost $854,000)		854,000

TOTAL INVESTMENT SECURITIES (Cost $91,995,537)—100.3%		120,866,155
Net other assets (liabilities)—(0.3)%		(396,844)

NET ASSETS —100.0%		$120,469,311

As of 12/31/05, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $1,064,413)	17	$(14,793)

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Airlines	2.2%
Auto Manufacturers	3.1%
Auto Parts & Equipment	1.6%
Banks	9.8%
Electronics	2.7%
Food	2.4%
Healthcare-Products	2.9%
Insurance	1.7%

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2005

Iron/Steel	4.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	19.0%
Pharmaceuticals	22.8%
Semiconductors	4.4%
Software	5.3%
Telecommunications	12.9%
Transportation	1.2%
Other **	0.4%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of December 31, 2005:

Finland	3.6%
France	12.0%
Germany	9.5%
Greece	1.2%
Ireland	5.7%
Luxembourg	2.2%
Netherlands	12.9%
Sweden	4.5%
Switzerland	14.2%
United Kingdom	33.8%
United States **	0.4%

**	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
December 31, 2005

Assets:
Securities, at value (cost $91,141,537)	$120,012,155
Repurchase agreements, at cost	854,000

Total Investment Securities	120,866,155
Cash	9,332
Segregated cash balances with brokers for futures contracts	62,515
Dividends and interest receivable	152,800
Receivable for investments sold	1,135,498
Receivable for capital shares issued	1,495
Prepaid expenses	576

Total Assets	122,228,371

Liabilities:
Payable for capital shares redeemed	1,515,761
Variation margin on futures contracts	7,438
Advisory fees payable	77,897
Management services fees payable	15,579
Administration fees payable	4,116
Administrative services fees payable	57,644
Distribution fees payable	40,405
Trustee fees payable	292
Transfer agency fees payable	2,884
Fund accounting fees payable	4,009
Compliance services fees payable	1,532
Other accrued expenses	31,503

Total Liabilities	1,759,060

Net Assets	$120,469,311

Net Assets consist of:
Capital	$126,446,635
Accumulated net investment income (loss)	492,626
Accumulated net realized gains (losses) on investments	(35,325,775)
Net unrealized appreciation (depreciation) on investments	28,855,825

Net Assets	$120,469,311

Shares of Beneficial Interest Outstanding	4,309,186

Net Asset Value (offering and redemption price per share)	$27.96

Statement of Operations
For the year ended December 31,2005

Investment Income:
Dividends	$2,507,311
Interest	103,903
Foreign tax withholding	(192,336)

Total Investment Income	2,418,878

Expenses:
Advisory fees	819,666
Management services fees	163,934
Administration fees	35,194
Transfer agency fees	36,849
Administrative services fees	461,609
Distribution fees	273,222
Custody fees	19,393
Fund accounting fees	51,032
Trustee fees	1,346
Compliance services fees	2,849
Other fees	61,158

Total Expenses	1,926,252

Net Investment Income (Loss)	492,626

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,245,996

Net realized gains (losses) on futures contracts	131,264
Change in net unrealized appreciation/depreciation on investments	(4,494,970)

Net Realized and Unrealized Gains (Losses) on Investments	4,882,290

Change in Net Assets Resulting from Operations	$5,374,916

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$492,626	$152,267
Net realized gains (losses) on investments	9,377,260	7,052,588
Change in net unrealized appreciation/depreciation on investments	(4,494,970)	5,325,389

Change in net assets resulting from operations	5,374,916	12,530,244

Distributions to Shareholders From:
Net investment income	(152,267)	(169,354)
Net realized gains on investments	(11,054,508)	(1,132,201)

Change in net assets resulting from distributions	(11,206,775)	(1,301,555)

Capital Transactions:
Proceeds from shares issued	315,882,039	498,061,730
Dividends reinvested	11,206,775	1,301,555
Cost of shares redeemed	(341,395,694)	(512,002,574)

Change in net assets resulting from capital transactions	(14,306,880)	(12,639,289)

Change in net assets	(20,138,739)	(1,410,600)
Net Assets:
Beginning of period	140,608,050	142,018,650

End of period	$120,469,311	$140,608,050

Accumulated net investment income (loss)	$492,626	$152,267

Share Transactions:
Issued	11,336,131	19,011,252
Reinvested	404,431	47,484
Redeemed	(12,402,581)	(19,776,434)

Change in shares	(662,019)	(717,698)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$28.28	$24.96	$18.01	$24.26	$31.98

Investment Activities:
Net investment income(loss) (a)	0.13	0.03	0.05	0.07	(0.04)
Net realized and unrealized gains (losses) on investments	2.14	3.53	6.92	(6.32)	(7.68)

Total income (loss) from investment activities	2.27	3.56	6.97	(6.25)	(7.72)

Distributions to Shareholders From:
Net investment income	(0.04)	(0.03)	(0.02)	—	—
Net realized gains on investments	(2.55)	(0.21)	—	—	—

Total distributions	(2.59)	(0.24)	(0.02)	—	—

Net Asset Value, End of Period	$27.96	$28.28	$24.96	$18.01	$24.26

Total Return	8.09%	14.32%	38.73%	(25.76)%	(24.14)%
Ratios to Average Net Assets:
Gross expenses	1.76%	1.78%	1.91%	2.03%	1.89%
Net expenses	1.76%	1.78%	1.91%	1.98%	1.89%
Net investment income (loss)	0.45%	0.12%	0.25%	0.33%	(0.14)%
Supplemental Data:
Net assets, end of period (000’s)	$120,469	$140,608	$142,019	$33,119	$52,253
Portfolio turnover rate (b)	230%	319%	376%	1,280%	1,002%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

28

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of –7.89%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/05 the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond's coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped pushed bond yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Rising Rates Opportunity	(7.89)%	(7.67)%	(11.53)%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

1  Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4  The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

29

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(123)%
Options	NM

Total Exposure	(126)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2005

U.S. Government Agency Obligations (79.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$27,686,000	$27,681,155
Federal Farm Credit Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal Home Loan Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal National Mortgage Association *, 3.15%, 1/3/06	27,686,000	27,681,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,724,620)		110,724,620

Repurchase Agreements (19.8%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $27,678,528 (Collateralized by $28,112,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $28,221,533)	27,667,000	27,667,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,667,000)		27,667,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	300	3,474

TOTAL OPTIONS PURCHASED (Cost $5,138)		3,474

TOTAL INVESTMENT SECURITIES (Cost $138,396,758)—99.3%		138,395,094
Net other assets (liabilities)—0.7%		984,402

NET ASSETS—100.0%		$139,379,496

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006** (Underlying face amount at value $3,538,844)	31	$922

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount
at value $171,782,581)	(152,908,000)	282,734

**	As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $110,729,758)	$110,728,094
Repurchase agreements, at cost	27,667,000

Total Investment Securities	138,395,094
Cash	1,733
Segregated cash balances with brokers for futures contracts	576
Segregated cash balances with custodian for swap agreements	931
Interest receivable	5,764
Receivable for capital shares issued	2,314,882
Unrealized appreciation on swap agreements	282,734
Variation margin on futures contracts	922
Prepaid expenses	929

Total Assets	141,003,565

Liabilities:
Payable for capital shares redeemed	1,303,239
Advisory fees payable	96,412
Management services fees payable	19,282
Administration fees payable	5,265
Administrative services fees payable	77,423
Distribution fees payable	62,070
Trustee fees payable	362
Transfer agency fees payable	3,568
Fund accounting fees payable	4,933
Compliance services fees payable	1,893
Other accrued expenses	49,622

Total Liabilities	1,624,069

Net Assets	$139,379,496

Net Assets consist of:
Capital	$189,908,722
Accumulated net investment income (loss)	2,305,564
Accumulated net realized gains (losses) on investments	(53,116,782)
Net unrealized appreciation (depreciation) on investments	281,992

Net Assets	$139,379,496

Shares of Beneficial Interest Outstanding	7,284,583

Net Asset Value (offering and redemption price per share)	$19.13

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$5,238,464

Expenses:
Advisory fees	1,269,619
Management services fees	253,925
Administration fees	54,797
Transfer agency fees	57,912
Administrative services fees	659,132
Distribution fees	423,098
Custody fees	30,863
Fund accounting fees	79,790
Trustee fees	1,978
Compliance services fees	3,784
Other fees	98,002

Total Expenses	2,932,900

Net Investment Income (Loss)	2,305,564

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(18,375)
Net realized gains (losses) on futures contracts	112,590
Net realized gains (losses) on swap agreements	(23,055,337)
Change in net unrealized appreciation/depreciation on investments	3,657,738

Net Realized and Unrealized Gains (Losses) on Investments	(19,303,384)

Change in Net Assets Resulting from Operations	$(16,997,820)

See accompanying notes to the financial statements.

31

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$2,305,564	$(761,828)
Net realized gains (losses) on investments	(22,961,122)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	3,657,738	(3,736,074)

Change in net assets resulting from operations	(16,997,820)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	386,431,711	671,758,955
Cost of shares redeemed	(409,692,557)	(536,161,497)

Change in net assets resulting from capital transactions	(23,260,846)	135,597,458

Change in net assets	(40,258,666)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$139,379,496	$179,638,162

Accumulated net investment income (loss)	$2,305,564	$—

Share Transactions:
Issued	19,734,512	29,134,922
Redeemed	(21,093,910)	(23,675,250)

Change in shares	(1,359,398)	5,459,672

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a)through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$19.13	$20.78	$23.32	$24.32

Total Return	(7.89)%	(10.89)%	(4.11)%	(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	1.36%	(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

33

PROFUNDS VP

Notes to Financial Statements
December 31, 2005

1.   Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts generally will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2005 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 51 active ProFunds and 36 ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

3.   Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under a distribution plan adopted by the Board of Trustees, prior to October 7, 2005, each ProFund VP could pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of each ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ended December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Rising Rates Opportunity). ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2005, there were no reimbursements available for recoupment.

4.   Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP Bull	$660,303,712	$707,403,042
ProFund VP Small-Cap	57,220,321	81,635,371
ProFund VP Europe 30	246,571,726	271,322,077

5.   Concentration Risk

Each of ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.   Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these

38

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Rising Rates Opportunity	$1,935,661	$25,726,041	$20,231,247	$47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	2008	2009	2010	2011	2012	Total

ProFund VP Europe 30	$4,378,124	$10,516,081	$5,807,241	$3,450,241	$3,425,937	$27,577,624
ProFund VP Rising Rates Opportunity	—	—	2,463,746	26,871	—	2,490,617

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$634,599	$—	$634,599
ProFund VP Small-Cap	7,467,754	5,310,217	12,777,971
ProFund VP Europe 30	8,294,131	2,912,644	11,206,775

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$4,136,929	$542,309	$4,679,238
ProFund VP Small-Cap	—	3,376,608	3,376,608
ProFund VP Europe 30	849,432	452,123	1,301,555

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$3,838,096	$6,615,991	$—	$—	$19,541,301	$29,995,388
ProFund VP Small-Cap	—	1,937,602	—	—	9,065,895	11,003,497
ProFund VP Europe 30	563,768	2,744,870	—	(27,577,624)	18,291,662	(5,977,324)
ProFund VP Rising Rates Opportunity	2,305,565	—	—	(53,117,525)	282,734	(50,529,226)

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$276,904,929	$20,790,354	$(1,249,053)	$19,541,301
ProFund VP Small-Cap	109,651,806	12,682,667	(3,494,644)	9,188,023
ProFund VP Europe 30	102,574,493	19,085,286	(793,624)	18,291,662
ProFund VP Rising Rates Opportunity	138,395,094	—	—	—

39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds VP:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2006

40

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2005, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Small-Cap	7.36%

41

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

Under an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), the Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor also performs certain administrative services on behalf of the Funds pursuant to a separate agreement.

The Board unanimously approved the renewal of the Advisory Agreement with respect to each Fund at a meeting held on September 21, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the investment performance of each Fund and the Advisor; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that Fund shareholders have a broad range of investment options available to them and had chosen to invest in Funds managed by the Advisor. In addition, the Board was mindful of the potential disruption to Fund operations and various risks, known and unknown, that could occur as a result of a decision not to renew the Advisory Agreement.

In determining whether it was appropriate to renew the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution, compliance and audit reports respecting the Funds (including communications from regulatory agencies) and developments in the financial services industry. The Board receives and reviews much of this information during each regular meeting and receives additional reports in connection with the meeting(s) at which the formal review of the Advisory Agreement occurs. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services — The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding the allocation of fund brokerage and the highly competitive rates at which the Advisor was able to obtain transaction execution. Finally, the Board reviewed the compliance activities of the Advisor.

Based upon its review, the Board concluded that the nature, quality and extent of the investment advisory services provided by the Advisor were appropriate, consistent with the terms of the Advisory Agreement, that the high quality of services will benefit Fund shareholders, particularly in light of the nature of the Funds, the services required to support them, and the benefits of investing in a large family of funds with the flexibility of an expansive choice of investment options.

Investment Performance — The Board reviewed information regarding the short and long term performance of each Fund relative to relevant indices and peers as well as each Fund’s correlation to its daily benchmark. They discussed the Advisor’s ongoing efforts to further enhance performance and correlation. The Board determined that long-term performance, although helpful, was not a primary factor in their consideration given the Funds’ daily investment objectives. The Board concluded that the correlation of each Fund to its benchmark and comparison of that correlation to peer funds with similar daily investment objectives were a particularly useful indicator of how well the Advisor was executing the Funds’ investment programs. The Board concluded that the Advisor’s history of strong correlation and performance suggested that the Advisor was performing well and that its continued management of the Funds will benefit each Fund and its shareholders.

Cost of services and profitability — The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that they operate in a small market segment. Notwithstanding,

42

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

the Board found such comparisons useful given the competitive landscape in the mutual fund industry. The Board also considered the Advisor’s performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by brokerdealers, it does not obtain research or other services in return for allocating brokerage.

The Board also reviewed financial information about the Advisor, including reports summarizing the compensation derived from the Advisor’s relationships with the Funds, individually and in the entirety. The Board also reviewed information regarding the expense limitation agreement, including historic fee waivers, reimbursements and the Advisor’s recoupement of or potential to recoup amounts previously waived or reimbursed. The Board, including the independent Trustees, considered analyses of the Advisor’s profitability and/or costs across all Funds, as well as indications of profitability on a fund-by-fund basis. Management reviewed the methodologies and allocations used to prepare the analyses. The Board determined that, although other methodologies and allocations may also be reasonable, the Advisor’s methodologies and allocations were reasonable. The Board considered the information presented by the Advisor and determined that fund-by-fund profitability was a relatively minor consideration especially given the difficulty of estimating the cost of performing services to a particular Fund in light of how the Funds are structured and serviced, and the fact that such analyses required artificial assumptions regarding the allocation of costs and resources. Based on the information that it reviewed, the Board concluded that the profitability to the Advisor of all Funds in the aggregate and of each Fund individually was reasonable. The Board also considered the financial condition of the Advisor, which they found to be sound.

The Board, including the independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the fees paid by other investment companies, including funds offering services similar in nature and extent to those of the Funds and were consistent with the Advisor’s fiduciary duty with respect to the receipt of such fees.

Potential Economies of Scale — The Board discussed with representatives of the Advisor the existing and potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ extreme asset volatility may offset such economies. The Board also noted that the Funds share in certain economies of scale through lower charges of third party service providers based on the combined scale of all of the Funds. The Trustees determined that there were few economies of scale to share with the Funds under the Investment Advisory Agreement at current asset levels in the individual funds and that, in light of these factors, reductions in advisory fee rates or the addition of breakpoints was not warranted. The Board determined that it would continue to assess asset levels of each of the Funds to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion — Based upon its evaluation, including their consideration of each of the factors noted above, the Board and the independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be renewed.

43

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Bull	$1,000.00	$1,044.78	$9.33	1.81%
ProFund VP Small-Cap	1,000.00	1,051.50	8.27	1.60%
ProFund VP Europe 30	1,000.00	1,096.80	9.46	1.79%
ProFund VP Rising Rates Opportunity	1,000.00	1,056.29	9.07	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period
	7/1/05	12/31/05	7/1/05 - 12/31/05	7/1/05 - 12/31/05

ProFund VP Bull	$1,000.00	$1,016.08	$9.20	1.81%
ProFund VP Small-Cap	1,000.00	1,017.14	8.13	1.60%
ProFund VP Europe 30	1,000.00	1,016.18	9.10	1.79%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.38	8.89	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

44

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Number of
		Term of		Portfolios** in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	Registrant	Time Served *	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	Access One	Directorship
c/o ProFunds		October	Group, Inc. (Executive	Trust (5)	Search
7501 Wisconsin Avenue,		1997 to	Recruitment): President	ProFunds (91)	Group, Inc.
Suite 1000		present.	(2004 to present);
Bethesda, MD 20814			Managing Director
Birth Date: 1957			(March 1993 to 2004)

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group.	Access One	AMC
c/o ProFunds		October	Inc. (Real Estate	Trust (5)	Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice	ProFunds (91)	Group, Inc.
Suite 1000		present.	President (January 2001
Bethesda, MD 20814			to present); Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President (May 1996
to December 2000)
Interested Trustee
Michael L. Sapir***	Trustee	Indefinite:	Chairman and Chief	Access One
7501 Wisconsin Avenue,		April	Executive Officer of the	Trust (5)
Suite 1000		1997 to	Advisor (May 1997 to	ProFunds (91)
Bethesda, MD 20814		present.	present)
Birth Date: 1958

* Each Trustee serves an indefinite term, until his or her successor is elected.
** Represents number of operational portfolios in Fund complex overseen by Trustee.
*** Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.
Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present.	Executive Officer of the
Suite 1000			Advisor (May 1997 to
Bethesda, MD 20814			present)
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present.	(May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present.	Counsel of the Advisor
Suite 1000			(January 2005 to present);
Bethesda, MD 20814			Vice President and
Birth Date: 1966			Chief Legal Counsel
of the Advisor (July 2001
to December 2004);
GE Investment
Management Inc; Vice
President and Associate
General Counsel (April
1998 to June 2001):

45

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Kirkpatrick & Lockhart
LLP; Attorney (Prior to
April 1998)

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present.	Compliance officer to the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary-
Calvert Group, Ltd.
(January 1999 to
October 2002)

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		June 2002 to present.	Vice President of Financial
Columbus, Ohio 43219			Services (April 2002 to
Birth Date: 1971			present); KPMG LLP: Senior
Manager (August 1993 to
March 2002)

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present.	Director of Client Services
Columbus, Ohio 43219			(February 1997 to present)
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

46

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/05

Not just funds, ProFundsSM Ultra ProFund VP UltraBull Inverse ProFund VP Bear Bond Benchmarked ProFund VP Rising Rates Opportunity

Annual Report
December 31, 2005

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
11	ProFund VP Bear
16	ProFund VP Rising Rates Opportunity

21	Notes to Financial Statements

27	Report of Independent Registered Public Accounting Firm

28	Board Approval of Investment Advisory Agreements

29	Additional Tax Information

31	Expense Examples

32	Trustees and Officers of ProFunds

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of ProFunds VP for the 12 months ended December 31, 2005.

Over the last year, the broad U.S. equity market may have proven more resilient than rewarding. While the stock market managed to absorb the torrent of adverse developments, from severe hurricanes to surging energy prices and rising interest rates, overall gains were modest. For 2005, the S&P500® returned 4.91% and the NASDAQ-100® gained 1.90%.

Similarly, the bond markets largely held up in face of climbing short-term rates. But by year-end the flattening and brief inversion of the yield curve contributed to general market uncertainty, despite the continued health of the U.S. economy.

Still, even in this environment, there were notable pockets of opportunity for U.S. investors. For example, sectors such as energy and precious metals were strong, reflecting skyrocketing prices in the underlying commodities.

In addition, global equity markets generally outshone U.S. markets–and for many, the year’s big story was the stunning turnaround in the long dormant Japanese market. In 2005, the Nikkei 225 Stock Index climbed 23.62%.

The environment we saw in 2005–lackluster returns in the broad U.S. market, coupled with substantial opportunities in specific market segments–can be challenging for many investors. But we believe that ProFunds VP have offered investors innovative approaches to help them more effectively navigate this kind of market.

And we think the ProFunds formula–innovative funds, combined with the flexibility to adjust investments as conditions change–will continue to gain favor with investors.

We deeply appreciate the confidence of ProFunds VP shareholders who have been with us for a while as well as that of shareholders who have more recently discovered ProFunds VP.

Sincerely,

Michael L. Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP

Management Discussion of Fund Performance

Investment Strategies and Techniques:

ProFund Advisors uses a quantitative approach in seeking to achieve the investment objectives of each ProFund VP. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark.1

Each ProFund VP seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends, or direction. ProFund Advisors does not invest the assets of the ProFunds VP in securities or financial instruments based on its view of the investment merit of a particular security, instrument or company, nor does it conduct conventional stock research or analysis, or forecast stock market movements or trends.

The ProFunds VP seeks to provide daily correlation with their benchmarks. Mathematical compounding would prevent the ProFunds VP from achieving high correlations with their benchmarks over periods of time other than daily.

Factors that materially affected the performance of each ProFund VP during 2005:2

The major factors that influenced the performance of the ProFunds VP included the cumulative effect of the daily price performance of each ProFund VP’s benchmark, the amount of leverage, if any, employed by a ProFund VP and whether the ProFund VP is designed to have a direct or inverse correlation to an index or security. Other factors that affected the performance of the ProFunds VP include, but are not limited to, dividends, fees, expenses, transaction costs, and interest rates.

  Benchmark Performance: The performance of the index or security underlying each ProFund VP’s benchmark is the principal factor driving fund performance. An index is a statistical composite that tracks a specified financial market or sector. Unlike the ProFunds VP, indexes do not actually hold a portfolio of securities and /or financial instruments and therefore do not incur fees, expenses and transaction costs incurred by the ProFunds VP. Fees, expenses and transaction costs incurred by the ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index performance. Please refer to the fund specific pages that follow for a discussion of factors materially affecting the index or security underlying each ProFund VP’s benchmark, as well as for each ProFund VP’s performance.
  Leverage and Correlation: Each of the ProFunds VP is benchmarked to a positive or negative multiple of an index’s or security’s daily return. ProFund VP Rising Rates Opportunity is designed to have an inverse (negative) daily correlation to the index or security. This ProFund VP was inversely affected by the daily performance of the underlying index or security and the factors affecting that index or security on a daily basis. Since ProFund VP Rising Rates Opportunity is leveraged and inverse, the inverse effect discussed above was amplified.

General Factors Affecting Benchmark and Fund Performance:

In 2005, the S&P 500 index rose by 4.9%, with most other broad measures of the U.S. equity market posting similar single digit increases.3 Global equity markets generally posted stronger gains, with the DJ World ex-US index rising 14.4% in U.S. dollar terms. The U.S. Dollar strengthened across most major currencies as evidenced by the U.S. Dollar Index gaining 12.6% (against a basket of six currencies.)

In many respects, the investment landscape in 2005 looked very similar to that of 2004. We believe the major factors affecting domestic equity markets continued to include sustained economic growth, a low real interest rate environment, and subdued inflation. Rising corporate profits, coupled with an improving employment picture and stable consumer confidence, were balanced by concerns regarding the U.S. budget deficits, sharply higher energy costs, and an increasing risk that housing prices had peaked in many metropolitan markets.

For 2005, the economy grew at a solid pace, as Real (inflation-adjusted) Gross Domestic Product posted quarterly (annualized) increases of 3.8%, 3.3%, 4.1%, and 1.1%. This marked the fourth consecutive year of GDP growth since the 2001 recession. The unemployment rate declined from 5.4% to 4.9%, and Non-Farm Payrolls expended by 2.0 million. Inflation rates remained stable, with the Consumer Price Index (CPI) increasing by 3.4%, and the CPI - ex Food & Energy measure increasing by 2.2%.

Higher energy costs, highlighted by a 40.5% increase in Crude Oil futures in 2005, negatively impacted the broader U.S. equity market. Housing prices also became more of a concern to investors in 2005, as the median price for existing homes increased by 10.8%, the highest year-over-year percentage increase since 1980. Investors appear to become more concerned that a decline in real estate prices in major cities could weaken consumer spending, which in turn, could negatively impact the overall economy.

The Federal Reserve raised short-term rates for the second consecutive year, pushing the Fed Funds Target Rate up from 2.25% to 4.25% by year end. While the Fed was increasing short-term rates, long-term rates remained relatively stable. The benchmark U.S. ten year treasury note yield increased only slightly, from 4.22% to 4.39% in 2005. Thus, the U.S. yield curve became essentially flat by year end, a condition that historically has been a precursor to a weakening economy.

Factors specific to the performance of each Benchmark and each ProFund VP are discussed in the pages that follow.

[1]	A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraBull has a benchmark of 200% the daily return of the S&P 500® Index.
[2]	Past performance does not guarantee future results.
[3]	The index returns account for the theoretical reinvestment of dividends in the index.

ii

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus“ and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2005, the Fund had a total return of 2.61%, 1 compared to a total return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund has an investment objective of seeking returns greater than 100% of the daily performance of the Index, the daily performance of the Index had a magnified effect on the Fund.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP UltraBull	2.61%	22.51%	(2.35)%

S&P 500 Index	4.91%	14.39%	0.19%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Futures Contracts	35%
Swap Agreements	85%

Total Exposure	203%

“Market Exposure” excludes any short-term investments and cash equivalents.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks (83.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,919	$226,223
Abbott Laboratories (Pharmaceuticals)	6,006	236,817
ACE, Ltd. (Insurance)	1,260	67,334
ADC Telecommunications, Inc. * (Telecommunications)	420	9,383
Adobe Systems, Inc. (Software)	2,289	84,601
Advanced Micro Devices, Inc. * (Semiconductors)	1,533	46,910
Aetna, Inc. (Healthcare-Services)	1,092	102,987
Affiliated Computer Services, Inc.—Class A * (Computers)	483	28,584
AFLAC, Inc. (Insurance)	1,932	89,683
Agilent Technologies, Inc. * (Electronics)	1,596	53,132
Air Products & Chemicals, Inc. (Chemicals)	882	52,206
Alberto-Culver Co.—Class B (Cosmetics/Personal Care)	294	13,451
Albertson’s, Inc. (Food)	1,407	30,039
Alcoa, Inc. (Mining)	3,381	99,977
Allegheny Energy, Inc. * (Electric)	630	19,940
Allegheny Technologies, Inc. (Iron/Steel)	336	12,123
Allergan, Inc. (Pharmaceuticals)	504	54,412
Allied Waste Industries, Inc. * (Environmental Control)	861	7,525
Allstate Corp. (Insurance)	2,520	136,256
Alltel Corp. (Telecommunications)	1,470	92,757
Altera Corp. * (Semiconductors)	1,407	26,072
Altria Group, Inc. (Agriculture)	7,707	575,867
Amazon.com, Inc. * (Internet)	1,176	55,448
Ambac Financial Group, Inc. (Insurance)	399	30,747
Amerada Hess Corp. (Oil & Gas)	315	39,948
Ameren Corp. (Electric)	777	39,813
American Electric Power, Inc. (Electric)	1,533	56,859
American Express Co. (Diversified Financial Services)	4,788	246,390
American International Group, Inc. (Insurance)	10,101	689,192
American Power Conversion Corp. (Electrical Components & Equipment)	651	14,322
American Standard Cos. (Building Materials)	714	28,524
Ameriprise Financial, Inc. (Diversified Financial Services)	945	38,745
AmerisourceBergen Corp. (Pharmaceuticals)	798	33,037
Amgen, Inc. * (Biotechnology)	4,536	357,708
AmSouth Bancorp (Banks)	1,344	35,226
Anadarko Petroleum Corp. (Oil & Gas)	924	87,549
Analog Devices, Inc. (Semiconductors)	1,428	51,222
Andrew Corp. * (Telecommunications)	630	6,760
Anheuser-Busch Cos., Inc. (Beverages)	2,982	128,107
AON Corp. (Insurance)	1,239	44,542
Apache Corp. (Oil & Gas)	1,302	89,213
Apartment Investment and Management Co.—Class A (REIT)	378	14,315
Apollo Group, Inc.—Class A * (Commercial Services)	567	34,281
Apple Computer, Inc. * (Computers)	3,234	232,492
Applera Corp.—Applied Biosystems Group (Electronics)	714	18,964
Applied Materials, Inc. (Semiconductors)	6,237	111,892
Applied Micro Circuits Corp. * (Semiconductors)	1,176	3,022
Archer-Daniels-Midland Co. (Agriculture)	2,499	61,625
Archstone-Smith Trust (REIT)	819	34,308
Ashland, Inc. (Chemicals)	273	15,807
AT&T, Inc. (Telecommunications)	15,057	368,746
Autodesk, Inc. (Software)	903	38,784
Automatic Data Processing, Inc. (Software)	2,226	102,151
AutoNation, Inc. * (Retail)	693	15,059
AutoZone, Inc. * (Retail)	210	19,268
Avaya, Inc. * (Telecommunications)	1,617	17,253
Avery Dennison Corp. (Household Products/Wares)	420	23,213
Avon Products, Inc. (Cosmetics/Personal Care)	1,743	49,763
Baker Hughes, Inc. (Oil & Gas Services)	1,323	80,412
Ball Corp. (Packaging & Containers)	399	15,848
Bank of America Corp. (Banks)	15,498	715,233
Bank of New York Co., Inc. (Banks)	3,003	95,646
Bard (C.R.), Inc. (Healthcare-Products)	399	26,302
Bausch & Lomb, Inc. (Healthcare-Products)	210	14,259
Baxter International, Inc. (Healthcare-Products)	2,394	90,134
BB&T Corp. (Banks)	2,100	88,011
Bear Stearns Cos., Inc. (Diversified Financial Services)	420	48,523
Becton, Dickinson & Co. (Healthcare-Products)	966	58,037
Bed Bath & Beyond, Inc. * (Retail)	1,134	40,994
BellSouth Corp. (Telecommunications)	7,035	190,649
Bemis Co., Inc. (Packaging & Containers)	420	11,701
Best Buy Co., Inc. (Retail)	1,575	68,481
Big Lots, Inc. * (Retail)	462	5,549

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Biogen Idec, Inc. * (Biotechnology)	1,302	$59,020
Biomet, Inc. (Healthcare-Products)	966	35,327
BJ Services Co. (Oil & Gas Services)	1,239	45,434
Black & Decker Corp. (Hand/Machine Tools)	294	25,567
BMC Software, Inc. * (Software)	819	16,781
Boeing Co. (Aerospace/Defense)	3,129	219,781
Boston Scientific Corp. * (Healthcare-Products)	2,247	55,029
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,560	173,729
Broadcom Corp.—Class A * (Semiconductors)	1,113	52,478
Brown-Forman Corp. (Beverages)	315	21,836
Brunswick Corp. (Leisure Time)	378	15,369
Burlington Northern Santa Fe Corp. (Transportation)	1,428	101,131
Burlington Resources, Inc. (Oil & Gas)	1,449	124,904
Campbell Soup Co. (Food)	714	21,256
Capital One Financial Corp. (Diversified Financial Services)	1,134	97,978
Cardinal Health, Inc. (Pharmaceuticals)	1,659	114,056
Caremark Rx, Inc. * (Pharmaceuticals)	1,743	90,270
Carnival Corp. (Leisure Time)	1,680	89,830
Caterpillar, Inc. (Machinery-Construction & Mining)	2,625	151,646
Cendant Corp. (Commercial Services)	3,927	67,742
CenterPoint Energy, Inc. (Electric)	1,197	15,381
Centex Corp. (Home Builders)	504	36,031
CenturyTel, Inc. (Telecommunications)	504	16,713
ChevronTexaco Corp. (Oil & Gas)	8,673	492,366
Chiron Corp. * (Biotechnology)	420	18,673
Chubb Corp. (Insurance)	777	75,874
CIENA Corp. * (Telecommunications)	2,163	6,424
CIGNA Corp. (Insurance)	483	53,951
Cincinnati Financial Corp. (Insurance)	672	30,025
Cinergy Corp. (Electric)	777	32,991
Cintas Corp. (Textiles)	525	21,620
Circuit City Stores, Inc. (Retail)	609	13,757
Cisco Systems, Inc. * (Telecommunications)	23,541	403,022
CIT Group, Inc. (Diversified Financial Services)	756	39,146
Citigroup, Inc. (Diversified Financial Services)	19,677	954,924
Citizens Communications Co. (Telecommunications)	1,302	15,923
Citrix Systems, Inc. * (Software)	693	19,945
Clear Channel Communications, Inc. (Media)	2,100	66,045
Clorox Co. (Household Products/Wares)	588	33,451
CMS Energy Corp. * (Electric)	840	12,188
Coach, Inc. * (Apparel)	1,470	49,010
Coca-Cola Co. (Beverages)	7,959	320,827
Coca-Cola Enterprises, Inc. (Beverages)	1,176	22,544
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,995	109,426
Comcast Corp.—Special Class A * (Media)	8,274	214,793
Comerica, Inc. (Banks)	651	36,951
Compass Bancshares, Inc. (Banks)	483	23,324
Computer Associates International, Inc. (Software)	1,785	50,319
Computer Sciences Corp. * (Computers)	714	36,157
Compuware Corp. * (Software)	1,491	13,374
Comverse Technology, Inc. * (Telecommunications)	798	21,219
ConAgra Foods, Inc. (Food)	1,995	40,459
ConocoPhillips (Oil & Gas)	5,292	307,889
Consolidated Edison, Inc. (Electric)	945	43,782
Constellation Brands, Inc. * (Beverages)	777	20,381
Constellation Energy Group, Inc. (Electric)	693	39,917
Convergys Corp. * (Commercial Services)	546	8,654
Cooper Industries, Ltd.—Class A (Miscellaneous Manufacturing)	357	26,061
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	231	3,539
Corning, Inc. * (Telecommunications)	5,901	116,014
Costco Wholesale Corp. (Retail)	1,806	89,343
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,310	78,979
Coventry Health Care, Inc. * (Healthcare-Services)	630	35,885
CSX Corp. (Transportation)	840	42,647
Cummins, Inc. (Machinery-Diversified)	189	16,959
CVS Corp. (Retail)	3,192	84,333
D.R.Horton, Inc. (Home Builders)	1,050	37,517
Dana Corp. (Auto Parts & Equipment)	588	4,222
Danaher Corp. (Miscellaneous Manufacturing)	924	51,541
Darden Restaurants, Inc. (Retail)	504	19,596
Deere & Co. (Machinery-Diversified)	924	62,933
Dell, Inc. * (Computers)	9,051	271,439
Devon Energy Corp. (Oil & Gas)	1,743	109,007
Dillards, Inc.—Class A (Retail)	231	5,733
Dollar General Corp. (Retail)	1,218	23,227
Dominion Resources, Inc. (Electric)	1,344	103,757
Dover Corp. (Miscellaneous Manufacturing)	777	31,461
Dow Jones & Co., Inc. (Media)	231	8,198
DTE Energy Co. (Electric)	693	29,931
Du Pont (Chemicals)	3,570	151,725
Duke Energy Corp. (Electric)	3,570	97,997
Dynegy, Inc.—Class A * (Pipelines)	1,176	5,692
E *TRADE Financial Corp. * (Diversified Financial Services)	1,512	31,540
Eastman Chemical Co. (Chemicals)	315	16,251
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,113	26,044
Eaton Corp. (Miscellaneous Manufacturing)	567	38,040
eBay, Inc. * (Internet)	4,326	187,100
Ecolab, Inc. (Chemicals)	714	25,897
Edison International (Electric)	1,260	54,949
El Paso Corp. (Pipelines)	2,541	30,899
Electronic Arts, Inc. * (Software)	1,155	60,418
Electronic Data Systems Corp. (Computers)	2,016	48,465
Eli Lilly & Co. (Pharmaceuticals)	4,347	245,997
EMC Corp. * (Computers)	9,072	123,561
Emerson Electric Co. (Electrical Components & Equipment)	1,617	120,790
Engelhard Corp. (Chemicals)	462	13,929
Entergy Corp. (Electric)	798	54,783
EOG Resources, Inc. (Oil & Gas)	924	67,794
Equifax, Inc. (Commercial Services)	504	19,162
Equity Office Properties Trust (REIT)	1,575	47,770
Equity Residential Properties Trust (REIT)	1,134	44,362
Exelon Corp. (Electric)	2,541	135,028
Express Scripts, Inc * (Pharmaceuticals)	567	47,515
Exxon Mobil Corp. (Oil & Gas)	24,087	1,352,966
Family Dollar Stores, Inc. (Retail)	609	15,097
Fannie Mae (Diversified Financial Services)	3,738	182,452
Federated Department Stores, Inc. (Retail)	1,071	71,039
Federated Investors, Inc.—Class B (Diversified Financial Services)	336	12,445
FedEx Corp. (Transportation)	1,155	119,415
Fifth Third Bancorp (Banks)	2,142	80,796
First Data Corp. (Software)	2,940	126,449
First Horizon National Corp. (Banks)	483	18,567
FirstEnergy Corp. (Electric)	1,260	61,727
Fiserv, Inc. * (Software)	714	30,895
Fisher Scientific International, Inc. * (Electronics)	483	29,878
Fluor Corp. (Engineering & Construction)	336	25,959
Ford Motor Co. (Auto Manufacturers)	7,140	55,121
Forest Laboratories, Inc. * (Pharmaceuticals)	1,302	52,965
Fortune Brands, Inc. (Household Products/Wares)	567	44,237
FPL Group, Inc. (Electric)	1,533	63,711
Franklin Resources, Inc. (Diversified Financial Services)	567	53,304
Freddie Mac (Diversified Financial Services)	2,646	172,916

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	714	$38,413
Freescale Semiconductor, Inc.—Class B * (Semiconductors)	1,596	40,171
Gannett Co., Inc. (Media)	924	55,967
Gateway, Inc. * (Computers)	1,008	2,530
General Dynamics Corp. (Aerospace/Defense)	756	86,222
General Electric Co. (Miscellaneous Manufacturing)	40,404	1,416,160
General Mills, Inc. (Food)	1,386	68,358
General Motors Corp. (Auto Manufacturers)	2,205	42,821
Genuine Parts Co. (Distribution/Wholesale)	672	29,515
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,449	50,106
Genzyme Corp. * (Biotechnology)	987	69,860
Gilead Sciences, Inc. * (Pharmaceuticals)	1,743	91,734
Golden West Financial Corp. (Savings & Loans)	987	65,142
Goodrich Corp. (Aerospace/Defense)	483	19,851
Guidant Corp. (Healthcare-Products)	1,281	82,945
H & R Block, Inc. (Commercial Services)	1,260	30,933
Halliburton Co. (Oil & Gas Services)	1,995	123,610
Harley-Davidson, Inc. (Leisure Time)	1,050	54,065
Harrah’s Entertainment, Inc. (Lodging)	714	50,901
Hartford Financial Services Group, Inc. (Insurance)	1,155	99,203
Hasbro, Inc. (Toys/Games/Hobbies)	693	13,985
HCA, Inc. (Healthcare-Services)	1,638	82,719
Health Management Associates, Inc.—Class A (Healthcare-Services)	966	21,213
Heinz (H.J.) Co. (Food)	1,302	43,903
Hercules, Inc. * (Chemicals)	441	4,983
Hewlett-Packard Co. (Computers)	11,172	319,854
Hilton Hotels Corp. (Lodging)	1,239	29,872
Home Depot, Inc. (Retail)	8,148	329,831
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,213	119,684
Hospira, Inc. * (Pharmaceuticals)	609	26,053
Humana, Inc. * (Healthcare-Services)	630	34,228
Huntington Bancshares, Inc. (Banks)	882	20,948
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	798	70,216
IMS Health, Inc. (Software)	903	22,503
Ingersoll-Rand Co.—Class A (Miscellaneous Manufacturing)	1,281	51,714
Intel Corp. (Semiconductors)	23,247	580,245
International Business Machines Corp. (Computers)	6,048	497,146
International Flavors & Fragrances, Inc. (Chemicals)	315	10,553
International Game Technology (Entertainment)	1,302	40,076
International Paper Co. (Forest Products & Paper)	1,890	63,523
Interpublic Group of Cos., Inc. * (Advertising)	1,617	15,604
Intuit, Inc. * (Software)	693	36,937
ITT Industries, Inc. (Miscellaneous Manufacturing)	357	36,707
J.C. Penney Co., Inc. (Holding Company) (Retail)	903	50,207
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,461	534,267
Jabil Circuit, Inc. * (Electronics)	672	24,924
Janus Capital Group, Inc. (Diversified Financial Services)	840	15,649
JDS Uniphase Corp. * (Telecommunications)	6,489	15,314
Jefferson-Pilot Corp. (Insurance)	525	29,888
Johnson & Johnson (Healthcare-Products)	11,445	687,844
Johnson Controls, Inc. (Auto Parts & Equipment)	735	53,589
Jones Apparel Group, Inc. (Apparel)	462	14,193
KB Home (Home Builders)	294	21,362
Kellogg Co. (Food)	987	42,658
Kerr-McGee Corp. (Oil & Gas)	441	40,069
KeyCorp (Banks)	1,554	51,173
KeySpan Corp. (Gas)	651	23,234
Kimberly-Clark Corp. (Household Products/Wares)	1,806	107,729
Kinder Morgan, Inc. (Pipelines)	399	36,688
King Pharmaceuticals, Inc. * (Pharmaceuticals)	924	15,634
KLA-Tencor Corp. (Semiconductors)	777	38,329
Knight-Ridder, Inc. (Media)	273	17,281
Kohls Corp. * (Retail)	1,344	65,318
Kroger Co. * (Food)	2,814	53,128
L-3 Communications Holdings, Inc. (Aerospace/Defense)	462	34,350
Laboratory Corp.of America Holdings * (Healthcare-Services)	504	27,140
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	714	16,393
Lennar Corp.—Class A (Home Builders)	504	30,754
Lexmark International, Inc.—Class A * (Computers)	441	19,770
Limited, Inc. (Retail)	1,344	30,038
Lincoln National Corp. (Insurance)	672	35,636
Linear Technology Corp. (Semiconductors)	1,176	42,418
Liz Claiborne, Inc. (Apparel)	420	15,044
Lockheed Martin Corp. (Aerospace/Defense)	1,365	86,855
Loews Corp. (Insurance)	525	49,796
Louisiana-Pacific Corp. (Forest Products & Paper)	420	11,537
Lowe’s Cos., Inc. (Retail)	3,003	200,180
LSI Logic Corp. * (Semiconductors)	1,554	12,432
Lucent Technologies, Inc. * (Telecommunications)	16,737	44,520
M&T Bank Corp. (Banks)	315	34,351
Manor Care, Inc. (Healthcare-Services)	294	11,692
Marathon Oil Corp. (Oil & Gas)	1,449	88,346
Marriott International, Inc.—Class A (Lodging)	630	42,191
Marsh & McLennan Cos., Inc. (Insurance)	2,079	66,029
Marshall & Ilsley Corp. (Banks)	798	34,346
Masco Corp. (Building Materials)	1,617	48,818
Mattel, Inc. (Toys/Games/Hobbies)	1,575	24,916
Maxim Integrated Products, Inc. (Semiconductors)	1,281	46,423
Maytag Corp. (Home Furnishings)	315	5,928
MBIA, Inc. (Insurance)	525	31,584
MBNA Corp. (Diversified Financial Services)	4,830	131,183
McCormick & Co., Inc. (Food)	504	15,584
McDonald’s Corp. (Retail)	4,914	165,700
McGraw-Hill Cos., Inc. (Media)	1,449	74,812
McKesson Corp. (Commercial Services)	1,197	61,753
MeadWestvaco Corp. (Forest Products & Paper)	693	19,425
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,197	66,793
MedImmune, Inc. * (Biotechnology)	945	33,094
Medtronic, Inc. (Healthcare-Products)	4,641	267,182
Mellon Financial Corp. (Banks)	1,638	56,102
Merck & Co., Inc. (Pharmaceuticals)	8,253	262,528
Mercury Interactive Corp. * (Software)	336	9,337
Meredith Corp. (Media)	168	8,793
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	345,694
MetLife, Inc. (Insurance)	2,898	142,002
MGIC Investment Corp. (Insurance)	357	23,498
Micron Technology, Inc. * (Semiconductors)	2,373	31,585
Microsoft Corp. (Software)	35,448	926,966
Millipore Corp. * (Biotechnology)	189	12,482
Molex, Inc. (Electrical Components & Equipment)	546	14,169
Molson Coors Brewing Co.—Class B (Beverages)	210	14,068
Monsanto Co. (Agriculture)	1,008	78,150
Monster Worldwide, Inc. * (Internet)	483	19,716
Moody’s Corp. (Commercial Services)	966	59,332
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,179	237,116
Motorola, Inc. (Telecommunications)	9,534	215,373
Murphy Oil Corp. (Oil & Gas)	651	35,147
Mylan Laboratories, Inc. (Pharmaceuticals)	840	16,766

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

Nabors Industries, Ltd. * (Oil & Gas)	609	$46,132
National City Corp. (Banks)	2,142	71,907
National Semiconductor Corp. (Semiconductors)	1,323	34,372
National-Oilwell Varco, Inc. * (Oil & Gas Services)	672	42,134
Navistar International Corp. * (Auto Manufacturers)	231	6,611
NCR Corp. * (Computers)	714	24,233
Network Appliance, Inc. * (Computers)	1,428	38,556
Newell Rubbermaid, Inc. (Housewares)	1,071	25,468
Newmont Mining Corp. (Mining)	1,701	90,833
News Corp.—Class A (Media)	9,366	145,641
NICOR, Inc. (Gas)	168	6,604
NIKE, Inc.—Class B (Apparel)	735	63,791
NiSource, Inc. (Electric)	1,029	21,465
Noble Corp. (Oil & Gas)	525	37,034
Nordstrom, Inc. (Retail)	840	31,416
Norfolk Southern Corp. (Transportation)	1,575	70,607
North Fork Bancorp, Inc. (Banks)	1,848	50,561
Northern Trust Corp. (Banks)	714	36,999
Northrop Grumman Corp. (Aerospace/Defense)	1,365	82,050
Novell, Inc. * (Software)	1,470	12,980
Novellus Systems, Inc. * (Semiconductors)	525	12,663
Nucor Corp. (Iron/Steel)	588	39,231
NVIDIA Corp. * (Semiconductors)	672	24,568
Occidental Petroleum Corp. (Oil & Gas)	1,575	125,811
Office Depot, Inc. * (Retail)	1,197	37,586
OfficeMax, Inc. (Retail)	273	6,923
Omnicom Group, Inc. (Advertising)	693	58,995
Oracle Corp. * (Software)	14,427	176,154
PACCAR, Inc. (Auto Manufacturers)	672	46,523
Pactiv Corp. * (Packaging & Containers)	546	12,012
Pall Corp. (Miscellaneous Manufacturing)	483	12,973
Parametric Technology Corp. * (Software)	966	5,893
Parker Hannifin Corp. (Miscellaneous Manufacturing)	462	30,474
Patterson Cos., Inc. * (Healthcare-Products)	525	17,535
Paychex, Inc. (Commercial Services)	1,302	49,632
Peoples Energy Corp. (Gas)	147	5,155
PepsiCo, Inc. (Beverages)	6,342	374,685
PerkinElmer, Inc. (Electronics)	504	11,874
Pfizer, Inc. (Pharmaceuticals)	28,455	663,571
PG&E Corp. (Electric)	1,323	49,110
Phelps Dodge Corp. (Mining)	378	54,383
Pinnacle West Capital Corp. (Electric)	378	15,630
Pitney Bowes, Inc. (Office/Business Equipment)	882	37,265
Plum Creek Timber Co., Inc. (Forest Products & Paper)	714	25,740
PMC-Sierra, Inc. * (Semiconductors)	714	5,505
PNC Financial Services Group (Banks)	1,134	70,115
PPG Industries, Inc. (Chemicals)	651	37,693
PPL Corp. (Electric)	1,470	43,218
Praxair, Inc. (Chemicals)	1,260	66,730
Principal Financial Group, Inc. (Insurance)	1,092	51,794
Procter & Gamble Co. (Cosmetics/Personal Care)	13,041	754,812
Progress Energy, Inc. (Electric)	966	42,427
Progressive Corp. (Insurance)	756	88,286
Prologis (REIT)	945	44,150
Prudential Financial, Inc. (Insurance)	1,953	142,941
Public Service Enterprise Group, Inc. (Electric)	945	61,397
Public Storage, Inc. (REIT)	315	21,332
Pulte Homes, Inc. (Home Builders)	840	33,062
QLogic Corp. * (Semiconductors)	315	10,241
Qualcomm, Inc. (Telecommunications)	6,405	275,927
Quest Diagnostics, Inc. (Healthcare-Services)	651	33,513
Qwest Communications International, Inc. * (Telecommunications)	5,817	32,866
R.R.Donnelley & Sons Co. (Commercial Services)	840	28,736
RadioShack Corp. (Retail)	525	11,041
Raytheon Co. (Aerospace/Defense)	1,722	69,138
Reebok International, Ltd. (Apparel)	210	12,228
Regions Financial Corp. (Banks)	1,764	60,258
Reynolds American, Inc. (Agriculture)	336	32,031
Robert Half International, Inc. (Commercial Services)	651	24,666
Rockwell Collins, Inc. (Aerospace/Defense)	672	31,228
Rockwell International Corp. (Machinery-Diversified)	693	40,998
Rohm & Haas Co. (Chemicals)	567	27,454
Rowan Cos., Inc. (Oil & Gas)	420	14,969
Ryder System, Inc. (Transportation)	252	10,337
Sabre Holdings Corp. (Leisure Time)	504	12,151
SAFECO Corp. (Insurance)	483	27,290
Safeway, Inc. (Food)	1,743	41,239
Sanmina-SCI Corp. * (Electronics)	1,974	8,409
Sara Lee Corp. (Food)	2,919	55,169
Schering-Plough Corp. (Pharmaceuticals)	5,754	119,971
Schlumberger, Ltd. (Oil & Gas Services)	2,310	224,417
Schwab (Diversified Financial Services)	4,011	58,841
Scientific-Atlanta, Inc. (Telecommunications)	588	25,325
Sealed Air Corp. * (Packaging & Containers)	315	17,694
Sears Holdings Corp. * (Retail)	378	43,670
Sempra Energy (Gas)	987	44,258
Sherwin-Williams Co. (Chemicals)	441	20,030
Siebel Systems, Inc. (Software)	2,037	21,551
Sigma-Aldrich Corp. (Chemicals)	252	15,949
Simon Property Group, Inc. (REIT)	714	54,714
SLM Corp. (Diversified Financial Services)	1,617	89,081
Snap-on, Inc. (Hand/Machine Tools)	231	8,676
Solectron Corp. * (Electronics)	3,486	12,759
Southern Co. (Electric)	2,856	98,618
Southwest Airlines Co. (Airlines)	2,625	43,129
Sovereign Bancorp, Inc. (Savings & Loans)	1,386	29,965
Sprint Corp. (Telecommunications)	11,424	266,865
St.Jude Medical, Inc. * (Healthcare-Products)	1,386	69,577
St.Paul Cos., Inc. (Insurance)	2,667	119,135
Staples, Inc. (Retail)	2,814	63,906
Starbucks Corp. * (Retail)	2,961	88,860
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	840	53,643
State Street Corp. (Banks)	1,281	71,019
Stryker Corp. (Healthcare-Products)	1,134	50,384
Sun Microsystems, Inc. * (Computers)	12,936	54,202
Sunoco, Inc. (Oil & Gas)	546	42,795
SunTrust Banks, Inc. (Banks)	1,407	102,373
SuperValu, Inc. (Food)	525	17,052
Symantec Corp. * (Internet)	4,263	74,603
Symbol Technologies, Inc. (Electronics)	966	12,384
Synovus Financial Corp. (Banks)	1,218	32,898
Sysco Corp. (Food)	2,373	73,681
T. Rowe Price Group, Inc. (Diversified Financial Services)	504	36,303
Target Corp. (Retail)	3,381	185,854
TECO Energy, Inc. (Electric)	798	13,710
Tektronix, Inc. (Electronics)	315	8,886
Tellabs, Inc. * (Telecommunications)	1,743	18,999
Temple-Inland, Inc. (Forest Products & Paper)	420	18,837
Tenet Healthcare Corp. * (Healthcare-Services)	1,848	14,156
Teradyne, Inc. * (Semiconductors)	756	11,015
Texas Instruments, Inc. (Semiconductors)	6,300	202,041
Textron, Inc. (Miscellaneous Manufacturing)	504	38,798
The AES Corp. * (Electric)	2,562	40,556
The Dow Chemical Co. (Chemicals)	3,759	164,718
The E.W.Scripps Co.—Class A (Media)	315	15,126
The Gap, Inc. (Retail)	2,226	39,267

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Common Stocks, continued
	Shares	Value

The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	672	$11,679
The Hershey Co. (Food)	693	38,288
The New York Times Co.—Class A (Media)	567	14,997
The Pepsi Bottling Group, Inc. (Beverages)	525	15,020
The Stanley Works (Hand/Machine Tools)	273	13,115
Thermo Electron Corp. * (Electronics)	630	18,982
Tiffany & Co. (Retail)	546	20,906
Time Warner, Inc. (Media)	17,997	313,868
TJX Cos., Inc. (Retail)	1,764	40,978
Torchmark Corp. (Insurance)	399	22,184
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,281	89,273
Tribune Co. (Media)	1,008	30,502
TXU Corp. (Electric)	1,848	92,751
Tyco International, Ltd. (Miscellaneous Manufacturing)	7,791	224,848
Tyson Foods, Inc.—Class A (Food)	966	16,519
U.S. Bancorp (Banks)	6,972	208,393
Union Pacific Corp. (Transportation)	1,008	81,154
Unisys Corp. * (Computers)	1,344	7,836
United Parcel Service, Inc.—Class B (Transportation)	4,242	318,787
United States Steel Corp. (Iron/Steel)	441	21,199
United Technologies Corp. (Aerospace/Defense)	3,885	217,210
UnitedHealth Group, Inc. (Healthcare-Services)	4,851	301,441
Univision Communications, Inc.—Class A * (Media)	882	25,922
UnumProvident Corp. (Insurance)	1,155	26,276
UST, Inc. (Agriculture)	630	25,723
V.F. Corp. (Apparel)	357	19,756
Valero Energy Corp. (Oil & Gas)	2,436	125,698
Verizon Communications, Inc. (Telecommunications)	10,626	320,055
Viacom, Inc.—Class B (Media)	6,048	197,165
Vornado Realty Trust (REIT)	462	38,563
Vulcan Materials Co. (Building Materials)	399	27,032
W.W. Grainger, Inc. (Distribution/Wholesale)	294	20,903
Wachovia Corp. (Banks)	5,964	315,257
Wal-Mart Stores, Inc. (Retail)	9,660	452,087
Walgreen Co. (Retail)	3,948	174,738
Walt Disney Co. (Media)	7,476	179,200
Washington Mutual, Inc. (Savings & Loans)	3,822	166,257
Waste Management, Inc. (Environmental Control)	2,121	64,372
Waters Corp. * (Electronics)	441	16,670
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	399	12,971
Weatherford International, Ltd. * (Oil & Gas Services)	1,323	47,893
WellPoint, Inc. * (Healthcare-Services)	2,373	189,342
Wells Fargo & Co. (Banks)	6,468	406,384
Wendy’s International, Inc. (Retail)	441	24,370
Weyerhaeuser Co. (Forest Products & Paper)	945	62,691
Whirlpool Corp. (Home Furnishings)	273	22,867
Whole Foods Market, Inc. (Food)	504	39,005
Williams Cos., Inc. (Pipelines)	2,226	51,576
Wrigley (Wm.)Jr.Co. (Food)	693	46,078
Wyeth (Pharmaceuticals)	5,187	238,965
Xcel Energy, Inc. (Electric)	1,554	28,687
Xerox Corp. * (Office/Business Equipment)	3,738	54,761
Xilinx, Inc. (Semiconductors)	1,365	34,412
XL Capital, Ltd.—Class A (Insurance)	672	45,279
XTO Energy, Inc. (Oil & Gas)	1,407	61,824
Yahoo!, Inc. * (Internet)	4,809	188,416
YUM! Brands, Inc. (Retail)	1,092	51,193
Zimmer Holdings, Inc. * (Healthcare-Products)	945	63,731
Zions Bancorp (Banks)	399	30,148

TOTAL COMMON STOCKS (Cost $30,205,744)		43,133,900

Repurchase Agreements (18.6%)
	Principal Amount	Value

UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $9,650,019 (Collateralized by $9,733,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-3/15/07 market value $9,839,422)	$9,646,000	$9,646,000

TOTAL REPURCHASE AGREEMENTS
(COST $9,646,000)		9,646,000

TOTAL INVESTMENT SECURITIES
(Cost $39,851,744)—102.0%		52,779,900
Net other assets (liabilities)—(2.0)%		(1,042,118)

NET ASSETS—100.0%		$51,737,782

*	Non-income producing security
**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $17,866,650)	57	$(170,193)

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $9,619,005)	7,706	(63,530)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $34,607,106)	27,724	(275,812)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.4%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.2%
Commercial Services	0.7%
Computers	3.3%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.8%

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2005

Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.2%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.9%
Healthcare-Services	1.7%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	NM
Insurance	4.3%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.6%
Mining	0.5%
Miscellaneous Manufacturing	4.7%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.2%
Real Estate Investment Trust	0.6%
Retail	5.1%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	3.4%
Telecommunications	4.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	16.6%

***	Includes non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $30,205,744)	$43,133,900
Repurchase agreements, at cost	9,646,000

Total Investment Securities	52,779,900
Cash	247,518
Segregated cash balances with brokers for futures contracts	2,386,814
Dividends and interest receivable	108,757
Receivable for investments sold	20,375,005
Prepaid expenses	332

Total Assets	75,898,326

Liabilities:
Payable for investments purchased	57,571
Payable for capital shares redeemed	23,312,989
Unrealized depreciation on swap agreements	339,342
Variation margin on futures contracts	270,122
Advisory fees payable	66,743
Management services fees payable	13,349
Administration fees payable	2,803
Administrative services fees payable	33,725
Distribution fees payable	23,711
Trustee fees payable	209
Transfer agency fees payable	2,064
Fund accounting fees payable	3,122
Compliance services fees payable	1,096
Other accrued expenses	33,698

Total Liabilities	24,160,544

Net Assets	$51,737,782

Net Assets consist of:
Capital	$64,091,460
Accumulated net investment income (loss)	178,786
Accumulated net realized gains (losses) on investments	(24,951,085)
Net unrealized appreciation (depreciation) on investments	12,418,621

Net Assets	$51,737,782

Shares of Beneficial Interest Outstanding	2,505,509

Net Asset Value (offering and redemption price per share)	$20.65

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Dividends	$1,190,130
Interest	378,333

Total Investment Income	1,568,463

Expenses:
Advisory fees	554,442
Management services fees	110,889
Administration fees	23,923
Transfer agency fees	25,252
Administrative services fees	322,040
Distribution fees	184,595
Custody fees	58,456
Fund accounting fees	38,352
Trustee fees	886
Compliance services fees	1,804
Other fees	45,876
Recoupment of prior expenses reimbursed by the Advisor	23,162

Total Expenses	1,389,677

Net Investment Income (Loss)	178,786

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securitites	1,315,161
Net realized gains (losses) on futures contracts	3,689,121
Net realized gains (losses) on swap agreements	776,859
Change in net unrealized appreciation/depreciation on investments	(3,327,914)

Net Realized and Unrealized Gains (Losses) on Investments	2,453,227

Change in Net Assets Resulting from Operations	$2,632,013

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$178,786	$87,792
Net realized gains (losses) on investments	5,781,141	4,563,250
Change in net unrealized appreciation/depreciation on investments	(3,327,914)	5,973,221

Change in net assets resulting from operations	2,632,013	10,624,263

Distributions to Shareholders From:
Net investment income	(87,792)	—
Net realized gains on investments	(9,865,953)	(11,462,761)

Change in net assets resulting from distributions	(9,953,745)	(11,462,761)

Capital Transactions:
Proceeds from shares issued	692,594,974	1,064,598,352
Dividends reinvested	9,953,745	11,439,085
Cost of shares redeemed	(740,003,247)	(1,047,002,418)

Change in net assets resulting from capital transactions	(37,454,528)	29,035,019

Change in net assets	(44,776,260)	28,196,521
Net Assets:
Beginning of period	96,514,042	68,317,521

End of period	$51,737,782	$96,514,042

Accumulated net investment income (loss)	$178,786	$87,792

Share Transactions:
Issued	31,672,612	47,271,334
Reinvested	493,492	542,909
Redeemed	(33,886,661)	(46,666,380)

Change in shares	(1,720,557)	1,147,863

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the period
	year ended	year ended	year ended	year ended	January 22, 2001(a)through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002	December 31, 2001

Net Asset Value, Beginning of Period	$22.84	$22.19	$14.51	$22.71	$30.00

Investment Activities:
Net investment income (loss)(b)	0.05	0.02	(0.05)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	0.49	3.55	7.73	(8.12)	(7.20)

Total income (loss) from investment activities	0.54	3.57	7.68	(8.20)	(7.29)

Distributions to Shareholders From:
Net investment income	(0.02)	—	—	—	—
Net realized gains on investments	(2.71)	(2.92)	—	—	—

Total distributions	(2.73)	(2.92)	—	—	—

Net Asset Value, End of Period	$20.65	$22.84	$22.19	$14.51	$22.71

Total Return	2.61%	17.18%	52.93%	(36.11)%	(24.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.88%	1.89%	2.07%	2.12%	1.94%
Net expenses(d)	1.88%	1.89%	1.84%	1.98%	1.94%
Net investment income (loss)(d)	0.24%	0.11%	(0.32)%	(0.46)%	(0.42)%

Supplemental Data:
Net assets, end of period (000’s)	$51,738	$96,514	$68,318	$42,288	$64,186
Portfolio turnover rate(e)	681%	830%	1,124%	1,249%	682	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500® Index. For the year ended December 31, 2005, the Fund had a total return of -1.36%, 1 compared to a return of 4.91% 2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. 3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

The S&P 500 posted a 4.91% total return, as the U.S. economy continued to expand for the fourth consecutive year following the 2001 recession. While corporate earnings continued to grow at a double-digit pace, higher short-term interest rates and large increases in energy costs weighed down the broader U.S. equity market. The unexpected financial impact of hurricanes in the Southeast, and the ongoing costs of the conflict in Iraq contributed to an increase in the U.S. budget deficit, which in turn weighed down the performance of the Index. Among the Index’s ten highest weighted companies as of December 31, 2005, the top three performers for the year were Altria, Exxon Mobil, and Proctor & Gamble, while the bottom three performers were Pfizer, Johnson & Johnson, and General Electric. Since this Fund is designed to have inverse (negative) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment*

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (1/22/01)

ProFund VP Bear	(1.36)%	(12.61)%	(1.19)%

S&P 500 Index	4.91%	14.39%	0.19%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(49)%
Swap Agreements	(52)%
Options	NM

Total Exposure	(101)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

S&P 500 - Sector Composition
% of Index

Consumer, Non-cyclical	21.50%
Financial	21.22%
Industrial	11.45%
Technology	11.44%
Communications	10.21%
Energy	9.31%
Consumer, Cyclical	8.61%
Utilities	3.36%
Basic Materials	2.90%

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments December 31, 2005

U.S. Government Agency Obligations (66.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$8,396,000	$8,394,531
Federal Farm Credit Bank, 3.15% *, 1/3/06	8,396,000	8,394,531
Federal Home Loan Bank, 3.15% *, 1/3/06	8,396,000	8,394,531
Federal National Mortgage Association *, 3.15%, 1/3/06	8,396,000	8,394,530

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,578,123)		33,578,123

Repurchase Agreements (16.5%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $8,387,493 (Collateralized by $8,428,000 various Federal National Mortgage Association Securities, 4.375% - 7.125%, 10/15/06-6/15/10, market value $8,553,691)	8,384,000	8,384,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,384,000)		8,384,000

Options Purchased (NM)
	Contracts

S&P 500 Futures Call Option expiring January 2006 @ $1,550	100	400

TOTAL OPTIONS PURCHASED
(Cost $1,650)		400

TOTAL INVESTMENT SECURITIES
(Cost $41,963,773)—82.6%		41,962,523

Net other assets (liabilities)—17.4%		8,849,907

NET ASSETS—100.0%		$50,812,430

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $25,076,000)	80	$238,417

Swap Agreements
	Units

Equity Index Swap Agreement based on the S&P 500 Index expiring 1/31/06 (Underlying notional amount at value $20,442,628)	(16,377)	162,667
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $5,567,860)	(4,460)	36,634

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $33,579,773)	$33,578,523
Repurchase agreements, at cost	8,384,000

Total Investment Securities	41,962,523
Segregated cash balances with brokers for futures contracts	1,039,700
Segregated cash balances with custodian for swap agreements	1,177
Interest receivable	1,747
Receivable for capital shares issued	7,683,466
Unrealized appreciation on swap agreements	199,301
Variation margin on futures contracts	94,432
Prepaid expenses	225

Total Assets	50,982,571

Liabilities:
Cash overdraft	75,644
Payable for capital shares redeemed	4,441
Advisory fees payable	34,067
Management services fees payable	6,813
Administration fees payable	1,803
Administrative services fees payable	17,217
Distribution fees payable	9,104
Trustee fees payable	98
Transfer agency fees payable	968
Fund accounting fees payable	1,337
Compliance services fees payable	513
Other accrued expenses	18,136

Total Liabilities	170,141

Net Assets	$50,812,430

Net Assets consist of:
Capital	$92,253,904
Accumulated net investment income (loss)	917,468
Accumulated net realized gains (losses) on investments	(42,795,410)
Net unrealized appreciation (depreciation) on investments	436,468

Net Assets	$50,812,430

Shares of Beneficial Interest Outstanding	1,800,705

Net Asset Value (offering and redemption price per share)	$28.22

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$2,173,438

Expenses:
Advisory fees	506,963
Management services fees	101,393
Administration fees	21,837
Transfer agency fees	23,033
Administrative services fees	333,722
Distribution fees	168,919
Custody fees	20,169
Fund accounting fees	31,877
Trustee fees	502
Compliance services fees	1,300
Other fees	36,694
Recoupment of prior expenses reimbursed by the Advisor	9,561

Total Expenses	1,255,970

Net Investment Income (Loss)	917,468

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(26,204)
Net realized gains (losses) on futures contracts	(1,704,024)
Net realized gains (losses) on swap agreements	(1,648,062)
Change in net unrealized appreciation/depreciation on investments	642,471

Net Realized and Unrealized Gains (Losses) on Investments	(2,735,819)

Change in Net Assets Resulting from Operations	$(1,818,351)

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VB Bear

Statements of Changes in Net Assets
	For the year ended December 31, 2005	For the year ended December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$917,468	$(439,239)
Net realized gains (losses) on investments	(3,378,290)	(9,814,616)
Change in net unrealized appreciation/depreciation on investments	642,471	845,793

Change in net assets resulting from operations	(1,818,351)	(9,408,062)

Capital Transactions:
Proceeds from shares issued	609,806,114	1,075,582,612
Cost of shares redeemed	(588,061,833)	(1,089,589,447)

Change in net assets resulting from capital transactions	21,744,281	(14,006,835)

Change in net assets	19,925,930	(23,414,897)
Net Assets:
Beginning of period	30,886,500	54,301,397

End of period	$50,812,430	$30,886,500

Accumulated net investment income (loss)	$917,468	$—

Share Transactions:
Issued	21,006,244	34,402,058
Redeemed	(20,284,962)	(35,025,154)

Change in shares	721,282	(623,096)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	For the period January 22, 2001 (a) through December 31, 2001

Net Asset Value, Beginning of Period	$28.61	$31.89	$42.29	$35.07	$30.00

Investment Activities:
Net investment income (loss) (b)	0.39	(0.22)	(0.36)	(0.23)	0.26
Net realized and unrealized gains (losses) on investments	(0.78)	(3.06)	(10.04)	7.53	4.81

Total income (loss) from investment activities	(0.39)	(3.28)	(10.40)	7.30	5.07

Distributions to Shareholders From:
Net investment income	—	—	—	(0.08)	—

Net Asset Value, End of Period	$28.22	$28.61	$31.89	$42.29	$35.07

Total Return	(1.36)%	(10.29)%	(24.59)%	20.82%	16.90	% (c)
Ratios to Average Net Assets:
Gross expenses (d)	1.86%	1.90%	1.98%	2.03%	1.89%
Net expenses (d)	1.86%	1.90%	1.98%	1.98%	1.89%
Net investment income (loss) (d)	1.36%	(0.70)%	(0.96)%	(0.57)%	0.77%
Supplemental Data:
Net assets, end of period (000’s)	$50,812	$30,887	$54,301	$77,938	$37,290
Portfolio turnover rate (e)	—	—	—	— (f)	1,144	% (c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that included the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

15

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the year ended December 31, 2005, the Fund had a total return of –7.89%, 1 compared to a total return of 9.30% 2 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% the inverse of the daily price movement of the Long Bond. 3

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding bond issued by the U.S. Treasury. As of 12/31/05 the last (most recent) Long Bond to be issued had a maturity date of 2/15/2031 and a 5.375% coupon.

The Most Recently Issued 30-year U.S. Treasury Bond had a total return of 9.30% in 2005 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond fell from 4.83% on 12/31/04 to 4.54% on 12/31/05, resulting in a price gain that supplemented the bond's coupon. Even as the Federal Reserve Board increased the Fed Funds Target Rate from 2.25% to 4.25%, the Long Bond’s yield declined, resulting in a substantial flattening of the yield curve. The reason for this decline in yield can be attributed, in part, to heavy overseas demand for bonds by countries wishing to keep their currencies lower against the dollar. Offsetting this was the sharp spike in energy prices that hit the U.S. after hurricanes interrupted oil and natural gas production. These price hikes fed inflation fears and helped pushed bond yields up by more than 50 basis points during September and October. Since this Fund is designed to have inverse (negative) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment *

* The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 to December 31, 2005 assuming the reinvestment of distributions.

Average Annual Total Return as of 12/31/05 [1]

	1 Year	3 Year	Since Inception (5/1/02)

ProFund VP Rising Rates Opportunity	(7.89)%	(7.67)%	(11.53)%

30-year U.S. Treasury Bond	9.30%	6.24%	9.36%

Lehman Brothers U.S. Treasury: Long-Term Index	6.18%	5.16%	7.90%

1 Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
2 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
3 1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
4 The Lehman Brothers U.S. Treasury: Long-Term Index is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

16

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (Unaudited)
December 31, 2005

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses that correspond to one and one-quarter times the inverse of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(3)%
Swap Agreements	(123)%
Options	NM

Total Exposure	(126)%

“Market Exposure” excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2005

U.S. Government Agency Obligations (79.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp. *, 3.15%, 1/3/06	$27,686,000	$27,681,155
Federal Farm Credit Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal Home Loan Bank *, 3.15%, 1/3/06	27,686,000	27,681,155
Federal National Mortgage Association *, 3.15%, 1/3/06	27,686,000	27,681,155

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $110,724,620)		110,724,620

Repurchase Agreements (19.8%)
UBS *, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $27,678,528 (Collateralized by $28,112,000 various U.S. Government Agency Obligations, 4.58% - 4.875%, 3/15/07 - 2/11/10, market value $28,221,533)	27,667,000	27,667,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,667,000)		27,667,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Bond Call Option expiring June 2006 @ $131	300	3,474

TOTAL OPTIONS PURCHASED (Cost $5,138)		3,474

TOTAL INVESTMENT SECURITIES (Cost $138,396,758)—99.3%		138,395,094
Net other assets (liabilities)—0.7%		984,402

NET ASSETS—100.0%		$139,379,496

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring March 2006** (Underlying face amount at value $3,538,844)	31	$922

Swap Agreements
Units

Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 12/31/05 (Underlying notional amount
at value $171,782,581)	(152,908,000)	282,734

**	As of December 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

17

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2005

Assets:
Securities, at value (cost $110,729,758)	$110,728,094
Repurchase agreements, at cost	27,667,000

Total Investment Securities	138,395,094
Cash	1,733
Segregated cash balances with brokers for futures contracts	576
Segregated cash balances with custodian for swap agreements	931
Interest receivable	5,764
Receivable for capital shares issued	2,314,882
Unrealized appreciation on swap agreements	282,734
Variation margin on futures contracts	922
Prepaid expenses	929

Total Assets	141,003,565

Liabilities:
Payable for capital shares redeemed	1,303,239
Advisory fees payable	96,412
Management services fees payable	19,282
Administration fees payable	5,265
Administrative services fees payable	77,423
Distribution fees payable	62,070
Trustee fees payable	362
Transfer agency fees payable	3,568
Fund accounting fees payable	4,933
Compliance services fees payable	1,893
Other accrued expenses	49,622

Total Liabilities	1,624,069

Net Assets	$139,379,496

Net Assets consist of:
Capital	$189,908,722
Accumulated net investment income (loss)	2,305,564
Accumulated net realized gains (losses) on investments	(53,116,782)
Net unrealized appreciation (depreciation) on investments	281,992

Net Assets	$139,379,496

Shares of Beneficial Interest Outstanding	7,284,583

Net Asset Value (offering and redemption price per share)	$19.13

Statement of Operations
For the year ended December 31, 2005

Investment Income:
Interest	$5,238,464

Expenses:
Advisory fees	1,269,619
Management services fees	253,925
Administration fees	54,797
Transfer agency fees	57,912
Administrative services fees	659,132
Distribution fees	423,098
Custody fees	30,863
Fund accounting fees	79,790
Trustee fees	1,978
Compliance services fees	3,784
Other fees	98,002

Total Expenses	2,932,900

Net Investment Income (Loss)	2,305,564

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities.	(18,375)
Net realized gains (losses) on futures contracts	112,590
Net realized gains (losses) on swap agreements	(23,055,337)
Change in net unrealized appreciation/depreciation on investments	3,657,738

Net Realized and Unrealized Gains (Losses) on Investments	(19,303,384)

Change in Net Assets Resulting from Operations	$(16,997,820)

See accompanying notes to the financial statements.

18

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2005	December 31, 2004

From Investment Activities:
Operations:
Net investment income (loss)	$2,305,564	$(761,828)
Net realized gains (losses) on investments	(22,961,122)	(25,732,901)
Change in net unrealized appreciation/depreciation on investments	3,657,738	(3,736,074)

Change in net assets resulting from operations	(16,997,820)	(30,230,803)

Capital Transactions:
Proceeds from shares issued	386,431,711	671,758,955
Cost of shares redeemed	(409,692,557)	(536,161,497)

Change in net assets resulting from capital transactions	(23,260,846)	135,597,458

Change in net assets	(40,258,666)	105,366,655
Net Assets:
Beginning of period	179,638,162	74,271,507

End of period	$139,379,496	$179,638,162

Accumulated net investment income (loss)	$2,305,564	$—

Share Transactions:
Issued	19,734,512	29,134,922
Redeemed	(21,093,910)	(23,675,250)

Change in shares	(1,359,398)	5,459,672

See accompanying notes to the financial statements.

19

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the period
	year ended	year ended	year ended	May 1, 2002 (a)through
	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss) (b)	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities	(1.65)	(2.54)	(1.00)	(5.68)

Net Asset Value, End of Period	$19.13	$20.78	$23.32	$24.32

Total Return	(7.89)%	(10.89)%	(4.11)%	(18.93	)% (c)

Ratios to Average Net Assets:
Gross expenses (d)	1.73%	1.75%	1.91%	2.13%
Net expenses (d)	1.73%	1.75%	1.91%	1.98%
Net investment income (loss) (d)	1.36%	(0.45)%	(0.94)%	(0.49)%

Supplemental Data:
Net assets, end of period (000’s)	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate (e)	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP

Notes to Financial Statements
December 31, 2005

1.   Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the ProFunds VP’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the ProFunds VP. In addition, in the normal course of business, the ProFunds VP enters into contracts with their vendors and others that provide for general indemnifications. The ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP that have not occurred. However, based on experience, the ProFunds VP expect the risk of loss to be remote.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund VP is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts generally will be valued at their last sale prior to that time at which the ProFund VP determines its net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with any of the ProFunds VP will be monitored by the Advisor.

21

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified security, commodity, or index on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2005 are exchange traded.

22

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are twoparty contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Swap agreements entered into by the ProFunds VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund VP’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the ProFund VP on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund VP.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). The mechanics of the “short” swap agreements are similar to that of the “long” swap agreements disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments of the index reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment

23

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Securities Transactions and Related Income

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to the ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 51 active ProFunds and 37 ProFunds VP in the ProFunds Trust and each of the 5 active Funds in the Access One Trust.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax fiscal year end of December 31st.

3.   Fees and Transactions with Affiliates

The Advisor serves as the investment advisor for each of the ProFunds VP. The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective ProFund VP, of 0.75%.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. In addition, as Administrator, BISYS receives additional fees for support of the Trust’s Compliance Service Program. ProFunds Distributors Inc., an affiliate of BISYS, serves as the Trust’s distributor and principal underwriter and receives no compensation from the ProFunds VP for such services. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets

24

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under a distribution plan adopted by the Board of Trustees, prior to October 7, 2005, each ProFund VP could pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or producing a variety of services relating to the promotion, sale and servicing of shares of each ProFund VP.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $44,000 ($88,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the year ended December 31, 2005. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the year ended December 31, 2005 in order to limit the annual operating expenses to an annualized rate of 1.98% of the average daily net assets of each ProFund VP (except ProFund VP Rising Rates Opportunity). ProFund VP Rising Rates Opportunity’s operating expenses are limited to an annualized rate of 1.78% of its average daily net assets.

The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed any expense limitation in place at that time. As of December 31, 2005, the reimbursements that may potentially be made by the ProFunds VP are as follows:

Expires 2006

ProFund VP UltraBull	$86,758

4.   Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2005 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$435,233,086	$481,366,596

5.   Concentration Risk

ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

6.   Federal Income Tax Information

As of the latest tax year end of December 31, 2005, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP Bear	$24,085,413	$9,474,329	$3,069,606	$36,629,348
ProFund VP Rising Rates Opportunity	1,935,661	25,726,041	20,231,247	47,892,949

As of the latest tax year end of December 31, 2005, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable

25

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2005

annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Total

ProFund VP UltraBull	$6,605,770	$4,956,130	$1,935,011	$2,130,974	$2,083,596	$17,711,481
ProFund VP Bear	1,611,372	—	4,317,522	—	—	5,928,894
ProFund VP Rising Rates Opportunity	—	2,463,746	26,871	—	—	2,490,617

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2005, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP UltraBull	$7,557,370	$2,396,375	$9,953,745

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2004, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP UltraBull	$6,190,347	$5,272,414	$11,462,761

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP UltraBull	$2,808,383	$(17,711,481)	$2,549,420	$(12,353,678)
ProFund VP Bear	917,467	(42,558,242)	199,301	(41,441,474)
ProFund VP Rising Rates Opportunity	2,305,565	(53,117,525)	282,734	(50,529,226)

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP UltraBull	$49,891,138	$2,916,615	$(27,853)	$2,888,762
ProFund VP Bear	41,962,523	—	—	—
ProFund VP Rising Rates Opportunity	138,395,094	—	—	—

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds VP:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (separate portfolios of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2006

27

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2005, qualify for the corporate dividends received deduction for the following Fund:

Dividends Received Deduction

ProFund VP UltraBull	13.04%

28

PROFUNDS VP

Board Approval of Investment Advisory Agreements (unaudited)

Under an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund (“Agreement” or “Advisory Agreement”), the Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. The Advisor may waive fees, reimburse expenses or otherwise contribute assets to a Fund, which may affect performance. The Advisor also performs certain administrative services on behalf of the Funds pursuant to a separate agreement.

The Board unanimously approved the renewal of the Advisory Agreement with respect to each Fund at a meeting held on September 21, 2005. The Board considered all factors it believed relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the investment performance of each Fund and the Advisor; (iii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. These factors and the conclusions that formed the basis of the Board’s determination that the terms of the Advisory Agreement were fair, reasonable and consistent with the Advisor’s fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that Fund shareholders have a broad range of investment options available to them and had chosen to invest in Funds managed by the Advisor. In addition, the Board was mindful of the potential disruption to Fund operations and various risks, known and unknown, that could occur as a result of a decision not to renew the Advisory Agreement.

In determining whether it was appropriate to renew the Advisory Agreement on behalf of the Funds, the Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor’s Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution, compliance and audit reports respecting the Funds (including communications from regulatory agencies) and developments in the financial services industry. The Board receives and reviews much of this information during each regular meeting and receives additional reports in connection with the meeting(s) at which the formal review of the Advisory Agreement occurs. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not “interested persons” of the Funds were also advised by independent legal counsel.

Nature, Quality and Extent of Services – The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding the allocation of fund brokerage and the highly competitive rates at which the Advisor was able to obtain transaction execution. Finally, the Board reviewed the compliance activities of the Advisor.

Based upon its review, the Board concluded that the nature, quality and extent of the investment advisory services provided by the Advisor were appropriate, consistent with the terms of the Advisory Agreement, that the high quality of services will benefit Fund shareholders, particularly in light of the nature of the Funds, the services required to support them, and the benefits of investing in a large family of funds with the flexibility of an expansive choice of investment options.

Investment Performance – The Board reviewed information regarding the short and long term performance of each Fund relative to relevant indices and peers as well as each Fund’s correlation to its daily benchmark. They discussed the Advisor’s ongoing efforts to further enhance performance and correlation. The Board determined that long-term performance, although helpful, was not a primary factor in their consideration given the Funds’ daily investment objectives. The Board concluded that the correlation of each Fund to its benchmark and comparison of that correlation to peer funds with similar daily investment objectives were a particularly useful indicator of how well the Advisor was executing the Funds’ investment programs. The Board concluded that the Advisor’s history of strong correlation and performance suggested that the Advisor was performing well and that its continued management of the Funds will benefit each Fund and its shareholders.

Cost of services and profitability – The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that they operate in a small market segment. Notwithstanding,

29

PROFUNDS VP

Board Approval of Investment Advisory Agreements (continued) (unaudited)

the Board found such comparisons useful given the competitive landscape in the mutual fund industry. The Board also considered the Advisor’s performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or “fall-out” benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it does not obtain research or other services in return for allocating brokerage.

The Board also reviewed financial information about the Advisor, including reports summarizing the compensation derived from the Advisor’s relationships with the Funds, individually and in the entirety. The Board also reviewed information regarding the expense limitation agreement, including historic fee waivers, reimbursements and the Advisor’s recoupement of or potential to recoup amounts previously waived or reimbursed. The Board, including the independent Trustees, considered analyses of the Advisor’s profitability and/or costs across all Funds, as well as indications of profitability on a fund-by-fund basis. Management reviewed the methodologies and allocations used to prepare the analyses. The Board determined that, although other methodologies and allocations may also be reasonable, the Advisor’s methodologies and allocations were reasonable. The Board considered the information presented by the Advisor and determined that fund-by-fund profitability was a relatively minor consideration especially given the difficulty of estimating the cost of performing services to a particular Fund in light of how the Funds are structured and serviced, and the fact that such analyses required artificial assumptions regarding the allocation of costs and resources. Based on the information that it reviewed, the Board concluded that the profitability to the Advisor of all Funds in the aggregate and of each Fund individually was reasonable. The Board also considered the financial condition of the Advisor, which they found to be sound.

The Board, including the independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the fees paid by other investment companies, including funds offering services similar in nature and extent to those of the Funds and were consistent with the Advisor’s fiduciary duty with respect to the receipt of such fees.

Potential Economies of Scale – The Board discussed with representatives of the Advisor the existing and potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds’ extreme asset volatility may offset such economies. The Board also noted that the Funds share in certain economies of scale through lower charges of third party service providers based on the combined scale of all of the Funds. The Trustees determined that there were few economies of scale to share with the Funds under the Investment Advisory Agreement at current asset levels in the individual funds and that, in light of these factors, reductions in advisory fee rates or the addition of breakpoints was not warranted. The Board determined that it would continue to assess asset levels of each of the Funds to monitor whether breakpoints would become appropriate at some point in the future.

Conclusion – Based upon its evaluation, including their consideration of each of the factors noted above, the Board and the independent Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and its shareholders and that it should be renewed.

30

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Return table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also do not reflect separate account or insurance contract fees and charges. If those fees and charges were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

The Actual Return table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period * 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05

ProFund VP UltraBull	$1,000.00	$1,077.98	$9.90	1.89%
ProFund VP Bear	1,000.00	967.43	9.27	1.87%
ProFund VP Rising Rates Opportunity	1,000.00	1,056.29	9.07	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expenses Paid During Period * 7/1/05 - 12/31/05	Expense Ratio During Period 7/1/05 - 12/31/05

ProFund VP UltraBull	$1,000.00	$1,015.68	$9.60	1.89%
ProFund VP Bear	1,000.00	1,015.78	9.50	1.87%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.38	8.89	1.75%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

31

PROFUNDS VP

Trustees and Officers of ProFunds
(Unaudited)

Number of
		Term of		Portfolios** in	Other
	Position(s)	Office and		Fund Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation(s)	Overseen by	Held by
and Birth Date	Registrant	Time Served *	During Past 5 Years	Trustee	Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite:	Directorship Search	Access One	Directorship
c/o ProFunds		October	Group, Inc. (Executive	Trust (5)	Search
7501 Wisconsin Avenue,		1997 to	Recruitment): President	ProFunds (91)	Group, Inc.
Suite 1000		present.	(2004 to present);
Bethesda, MD 20814			Managing Director
Birth Date: 1957			(March 1993 to 2004)

Michael C. Wachs	Trustee	Indefinite:	AMC Delancey Group.	Access One	AMC
c/o ProFunds		October	Inc. (Real Estate	Trust (5)	Delancey
7501 Wisconsin Avenue,		1997 to	Development): Vice	ProFunds (91)	Group, Inc.
Suite 1000		present.	President (January 2001
Bethesda, MD 20814			to present); Delancey
Birth Date: 1961			Investment Group, Inc.
(Real Estate Development):
Vice President (May 1996
to December 2000)
Interested Trustee
Michael L. Sapir***	Trustee	Indefinite:	Chairman and Chief	Access One
7501 Wisconsin Avenue,		April	Executive Officer of the	Trust (5)
Suite 1000		1997 to	Advisor (May 1997 to	ProFunds (91)
Bethesda, MD 20814		present.	present)
Birth Date: 1958

* Each Trustee serves an indefinite term, until his or her successor is elected.
** Represents number of operational portfolios in Fund complex overseen by Trustee.
*** Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.
Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Officers
Michael L. Sapir	Chairman	Indefinite:	Chairman and Chief
7501 Wisconsin Avenue,		April 1997 to present.	Executive Officer of the
Suite 1000			Advisor (May 1997 to
Bethesda, MD 20814			present)
Birth Date: 1958

Louis M. Mayberg	President	Indefinite:	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present.	(May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant	Secretary	Indefinite:	Vice President and General
7501 Wisconsin Avenue,		February 2003 to present.	Counsel of the Advisor
Suite 1000			(January 2005 to present);
Bethesda, MD 20814			Vice President and
Birth Date: 1966			Chief Legal Counsel
of the Advisor (July 2001
to December 2004);
GE Investment
Management Inc; Vice
President and Associate
General Counsel (April
1998 to June 2001):

32

PROFUNDS VP

Trustees and Officers of ProFunds (continued)
(Unaudited)

Name, Address	Position(s) Held	Term of Office and	Principal Occupation(s)
and Birth Date	with Registrant	Length of Time Served	During Past 5 Years

Kirkpatrick & Lockhart
LLP; Attorney (Prior to
April 1998)

Victor M. Frye	Chief Compliance	Indefinite:	Counsel and Chief
7501 Wisconsin Avenue,	Officer	September 2004 to present.	Compliance officer to the
Suite 1000			Advisor (October 2002 to
Bethesda, MD 20814			present); Counsel,
Birth Date: 1958			Compliance Officer and
Assistant Secretary-
Calvert Group, Ltd.
(January 1999 to
October 2002)

Troy A. Sheets	Treasurer	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		June 2002 to present.	Vice President of Financial
Columbus, Ohio 43219			Services (April 2002 to
Birth Date: 1971			present); KPMG LLP: Senior
Manager (August 1993 to
March 2002)

John Danko	Vice President	Indefinite:	BISYS Fund Services:
3435 Stelzer Road		August 1999 to present.	Director of Client Services
Columbus, Ohio 43219			(February 1997 to present)
Birth Date: 1967

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

33

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

A description of the ProFund VP’s proxy voting policies and procedures is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s “Commission” website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Frank Russell Company. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

12/05

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	2004 $833,100
2005 $940,000

(b)	2004 $12,000
2005 $15,700

The fees for both years relate to the review of the semi-annual report to shareholders and the review of an additional post-effective registration statement.

(c)	2004 $256,900
2005 $290,000

Fees for both years relate to the preparation of the registrant’s tax returns.

(d)	2004 $0
2005 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	20040%
2005 0%

(f)	Not applicable.

(g)	2004 $268,900
2005 $305,700

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

December 31, 2005

	Shares	Value
Common Stocks (95.1%)
3M Co. (Miscellaneous Manufacturing)	6,950	$538,624
Abbott Laboratories (Pharmaceuticals)	14,300	563,849
ACE, Ltd. (Insurance)	3,000	160,320
ADC Telecommunications, Inc. * (Telecommunications)	1,000	22,340
Adobe Systems, Inc. (Software)	5,450	201,432
Advanced Micro Devices, Inc. * (Semiconductors)	3,650	111,690
Aetna, Inc. (Healthcare - Services)	2,600	245,206
Affiliated Computer Services, Inc. - Class A * (Computers)	1,150	68,057
AFLAC, Inc. (Insurance)	4,600	213,532
Agilent Technologies, Inc. * (Electronics)	3,800	126,502
Air Products & Chemicals, Inc. (Chemicals)	2,100	124,299
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	700	32,025
Albertson’s, Inc. (Food)	3,350	71,523
Alcoa, Inc. (Mining)	8,050	238,039
Allegheny Energy, Inc. * (Electric)	1,500	47,475
Allegheny Technologies, Inc. (Iron/Steel)	800	28,864
Allergan, Inc. (Pharmaceuticals)	1,200	129,552
Allied Waste Industries, Inc. * (Environmental Control)	2,050	17,917
Allstate Corp. (Insurance)	6,000	324,419
Alltel Corp. (Telecommunications)	3,500	220,850
Altera Corp. * (Semiconductors)	3,350	62,076
Altria Group, Inc. (Agriculture)	18,350	1,371,112
Amazon.com, Inc. * (Internet)	2,800	132,020
Ambac Financial Group, Inc. (Insurance)	950	73,207
Amerada Hess Corp. (Oil & Gas)	750	95,115
Ameren Corp. (Electric)	1,850	94,794
American Electric Power, Inc. (Electric)	3,650	135,379
American Express Co. (Diversified Financial Services)	11,400	586,643
American International Group, Inc. (Insurance)	24,050	1,640,931
American Power Conversion Corp. (Electrical Components & Equipment)	1,550	34,100
American Standard Cos. (Building Materials)	1,700	67,915
Ameriprise Financial, Inc. (Diversified Financial Services)	2,250	92,250
AmerisourceBergen Corp. (Pharmaceuticals)	1,900	78,660
Amgen, Inc. * (Biotechnology)	10,800	851,688
AmSouth Bancorp (Banks)	3,200	83,872
Anadarko Petroleum Corp. (Oil & Gas)	2,200	208,450

See accompanying notes to the financial statements.

Analog Devices, Inc. (Semiconductors)	3,400	121,958
Andrew Corp. * (Telecommunications)	1,500	16,095
Anheuser-Busch Cos., Inc. (Beverages)	7,100	305,016
AON Corp. (Insurance)	2,950	106,053
Apache Corp. (Oil & Gas)	3,100	212,412
Apartment Investment and Management Co. - Class A (REIT)	900	34,083
Apollo Group, Inc. - Class A * (Commercial Services)	1,350	81,621
Apple Computer, Inc. * (Computers)	7,700	553,553
Applera Corp. - Applied Biosystems Group (Electronics)	1,700	45,152
Applied Materials, Inc. (Semiconductors)	14,850	266,408
Applied Micro Circuits Corp. * (Semiconductors)	2,800	7,196
Archer-Daniels-Midland Co. (Agriculture)	5,950	146,727
Archstone-Smith Trust (REIT)	1,950	81,686
Ashland, Inc. (Chemicals)	650	37,635
AT&T Corp. (Telecommunications)	35,850	877,966
Autodesk, Inc. (Software)	2,150	92,343
Automatic Data Processing, Inc. (Software)	5,300	243,216
AutoNation, Inc. * (Retail)	1,650	35,855
AutoZone, Inc. * (Retail)	500	45,875
Avaya, Inc. * (Telecommunications)	3,850	41,080
Avery Dennison Corp. (Household Products/Wares)	1,000	55,270
Avon Products, Inc. (Cosmetics/Personal Care)	4,150	118,483
Baker Hughes, Inc. (Oil & Gas Services)	3,150	191,457
Ball Corp. (Packaging & Containers)	950	37,734
Bank of America Corp. (Banks)	36,900	1,702,934
Bank of New York Co., Inc. (Banks)	7,150	227,728
Bard (C.R.), Inc. (Healthcare - Products)	950	62,624
Bausch & Lomb, Inc. (Healthcare - Products)	500	33,950
Baxter International, Inc. (Healthcare - Products)	5,700	214,605
BB&T Corp. (Banks)	5,000	209,550
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,000	115,530
Becton, Dickinson & Co. (Healthcare - Products)	2,300	138,184
Bed Bath & Beyond, Inc. * (Retail)	2,700	97,605
BellSouth Corp. (Telecommunications)	16,750	453,925
Bemis Co., Inc. (Packaging & Containers)	1,000	27,860
Best Buy Co., Inc. (Retail)	3,750	163,050
Big Lots, Inc. * (Retail)	1,100	13,211
Biogen Idec, Inc. * (Biotechnology)	3,100	140,523
Biomet, Inc. (Healthcare - Products)	2,300	84,111
BJ Services Co. (Oil & Gas Services)	2,950	108,177

See accompanying notes to the financial statements.

Black & Decker Corp. (Hand/Machine Tools)	700	60,872
BMC Software, Inc. * (Software)	1,950	39,956
Boeing Co. (Aerospace/Defense)	7,450	523,287
Boston Scientific Corp. * (Healthcare - Products)	5,350	131,022
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,000	413,640
Broadcom Corp. - Class A * (Semiconductors)	2,650	124,947
Brown-Forman Corp. (Beverages)	750	51,990
Brunswick Corp. (Leisure Time)	900	36,594
Burlington Northern Santa Fe Corp. (Transportation)	3,400	240,788
Burlington Resources, Inc. (Oil & Gas)	3,450	297,390
Campbell Soup Co. (Food)	1,700	50,609
Capital One Financial Corp. (Diversified Financial Services)	2,700	233,280
Cardinal Health, Inc. (Pharmaceuticals)	3,950	271,563
Caremark Rx, Inc. * (Pharmaceuticals)	4,150	214,929
Carnival Corp. (Leisure Time)	4,000	213,880
Caterpillar, Inc. (Machinery - Construction & Mining)	6,250	361,063
Cendant Corp. (Commercial Services)	9,350	161,287
CenterPoint Energy, Inc. (Electric)	2,850	36,623
Centex Corp. (Home Builders)	1,200	85,788
CenturyTel, Inc. (Telecommunications)	1,200	39,792
ChevronTexaco Corp. (Oil & Gas)	20,650	1,172,300
Chiron Corp. * (Biotechnology)	1,000	44,460
Chubb Corp. (Insurance)	1,850	180,653
CIENA Corp. * (Telecommunications)	5,150	15,296
CIGNA Corp. (Insurance)	1,150	128,455
Cincinnati Financial Corp. (Insurance)	1,600	71,488
Cinergy Corp. (Electric)	1,850	78,551
Cintas Corp. (Textiles)	1,250	51,475
Circuit City Stores, Inc. (Retail)	1,450	32,756
Cisco Systems, Inc. * (Telecommunications)	56,050	959,575
CIT Group, Inc. (Diversified Financial Services)	1,800	93,204
Citigroup, Inc. (Diversified Financial Services)	46,850	2,273,630
Citizens Communications Co. (Telecommunications)	3,100	37,913
Citrix Systems, Inc. * (Software)	1,650	47,487
Clear Channel Communications, Inc. (Media)	5,000	157,250
Clorox Co. (Household Products/Wares)	1,400	79,646
CMS Energy Corp. * (Electric)	2,000	29,020
Coach, Inc. * (Apparel)	3,500	116,690
Coca-Cola Co. (Beverages)	18,950	763,875
Coca-Cola Enterprises, Inc. (Beverages)	2,800	53,676
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,750	260,538
Comcast Corp. - Special Class A * (Media)	19,700	511,412

See accompanying notes to the financial statements.

Comerica, Inc. (Banks)	1,550	87,978
Compass Bancshares, Inc. (Banks)	1,150	55,534
Computer Associates International, Inc. (Software)	4,250	119,808
Computer Sciences Corp. * (Computers)	1,700	86,088
Compuware Corp. * (Software)	3,550	31,844
Comverse Technology, Inc. * (Telecommunications)	1,900	50,521
ConAgra Foods, Inc. (Food)	4,750	96,330
ConocoPhillips (Oil & Gas)	12,600	733,067
Consolidated Edison, Inc. (Electric)	2,250	104,243
Constellation Brands, Inc. * (Beverages)	1,850	48,526
Constellation Energy Group, Inc. (Electric)	1,650	95,040
Convergys Corp. * (Commercial Services)	1,300	20,605
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	850	62,050
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	550	8,426
Corning, Inc. * (Telecommunications)	14,050	276,223
Costco Wholesale Corp. (Retail)	4,300	212,721
Countrywide Credit Industries, Inc. (Diversified Financial Services)	5,500	188,045
Coventry Health Care, Inc. * (Healthcare - Services)	1,500	85,440
CSX Corp. (Transportation)	2,000	101,540
Cummins, Inc. (Machinery-Diversified)	450	40,379
CVS Corp. (Retail)	7,600	200,792
D.R. Horton, Inc. (Home Builders)	2,500	89,325
Dana Corp. (Auto Parts & Equipment)	1,400	10,052
Danaher Corp. (Miscellaneous Manufacturing)	2,200	122,716
Darden Restaurants, Inc. (Retail)	1,200	46,656
Deere & Co. (Machinery-Diversified)	2,200	149,842
Dell, Inc. * (Computers)	21,550	646,285
Devon Energy Corp. (Oil & Gas)	4,150	259,541
Dillards, Inc. - Class A (Retail)	550	13,651
Dollar General Corp. (Retail)	2,900	55,303
Dominion Resources, Inc. (Electric)	3,200	247,039
Dover Corp. (Miscellaneous Manufacturing)	1,850	74,907
Dow Jones & Co., Inc. (Media)	550	19,520
DTE Energy Co. (Electric)	1,650	71,264
Du Pont (Chemicals)	8,500	361,250
Duke Energy Corp. (Electric)	8,500	233,325
Dynegy, Inc. - Class A * (Pipelines)	2,800	13,552
E*TRADE Financial Corp. * (Diversified Financial Services)	3,600	75,096
Eastman Chemical Co. (Chemicals)	750	38,693
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,650	62,010
Eaton Corp. (Miscellaneous Manufacturing)	1,350	90,572
eBay, Inc. * (Internet)	10,300	445,475
Ecolab, Inc. (Chemicals)	1,700	61,659
Edison International (Electric)	3,000	130,830

See accompanying notes to the financial statements.

El Paso Corp. (Pipelines)	6,050	73,568
Electronic Arts, Inc. * (Software)	2,750	143,853
Electronic Data Systems Corp. (Computers)	4,800	115,392
Eli Lilly & Co. (Pharmaceuticals)	10,350	585,706
EMC Corp. * (Computers)	21,600	294,192
Emerson Electric Co. (Electrical Components & Equipment)	3,850	287,595
Engelhard Corp. (Chemicals)	1,100	33,165
Entergy Corp. (Electric)	1,900	130,435
EOG Resources, Inc. (Oil & Gas)	2,200	161,414
Equifax, Inc. (Commercial Services)	1,200	45,624
Equity Office Properties Trust (REIT)	3,750	113,738
Equity Residential Properties Trust (REIT)	2,700	105,624
Exelon Corp. (Electric)	6,050	321,496
Express Scripts, Inc * (Pharmaceuticals)	1,350	113,130
Exxon Mobil Corp. (Oil & Gas)	57,350	3,221,349
Family Dollar Stores, Inc. (Retail)	1,450	35,946
Fannie Mae (Diversified Financial Services)	8,900	434,409
Federated Department Stores, Inc. (Retail)	2,550	169,142
Federated Investors, Inc. - Class B (Diversified Financial Services)	800	29,632
FedEx Corp. (Transportation)	2,750	284,323
Fifth Third Bancorp (Banks)	5,100	192,372
First Data Corp. (Software)	7,000	301,069
First Horizon National Corp. (Banks)	1,150	44,206
FirstEnergy Corp. (Electric)	3,000	146,970
Fiserv, Inc. * (Software)	1,700	73,559
Fisher Scientific International, Inc. * (Electronics)	1,150	71,139
Fluor Corp. (Engineering & Construction)	800	61,808
Ford Motor Co. (Auto Manufacturers)	17,000	131,240
Forest Laboratories, Inc. * (Pharmaceuticals)	3,100	126,108
Fortune Brands, Inc. (Household Products/Wares)	1,350	105,327
FPL Group, Inc. (Electric)	3,650	151,694
Franklin Resources, Inc. (Diversified Financial Services)	1,350	126,914
Freddie Mac (Diversified Financial Services)	6,300	411,705
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,700	91,460
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	3,800	95,646
Gannett Co., Inc. (Media)	2,200	133,254
Gateway, Inc. * (Computers)	2,400	6,024
General Dynamics Corp. (Aerospace/Defense)	1,800	205,290
General Electric Co. (Miscellaneous Manufacturing)	96,200	3,371,809
General Mills, Inc. (Food)	3,300	162,755
General Motors Corp. (Auto Manufacturers)	5,250	101,955
Genuine Parts Co. (Distribution/Wholesale)	1,600	70,272

See accompanying notes to the financial statements.

Genworth Financial, Inc. – Class A (Diversified Financial Services)	3,450	119,301
Genzyme Corp. * (Biotechnology)	2,350	166,333
Gilead Sciences, Inc. * (Pharmaceuticals)	4,150	218,415
Golden West Financial Corp. (Savings & Loans)	2,350	155,100
Goodrich Corp. (Aerospace/Defense)	1,150	47,265
Guidant Corp. (Healthcare - Products)	3,050	197,488
H & R Block, Inc. (Commercial Services)	3,000	73,650
Halliburton Co. (Oil & Gas Services)	4,750	294,310
Harley-Davidson, Inc. (Leisure Time)	2,500	128,725
Harrah’s Entertainment, Inc. (Lodging)	1,700	121,193
Hartford Financial Services Group, Inc. (Insurance)	2,750	236,198
Hasbro, Inc. (Toys/Games/Hobbies)	1,650	33,297
HCA, Inc. (Healthcare - Services)	3,900	196,950
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,300	50,508
Heinz (H.J.) Co. (Food)	3,100	104,532
Hercules, Inc. * (Chemicals)	1,050	11,865
Hewlett-Packard Co. (Computers)	26,600	761,557
Hilton Hotels Corp. (Lodging)	2,950	71,125
Home Depot, Inc. (Retail)	19,400	785,311
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,650	284,963
Hospira, Inc. * (Pharmaceuticals)	1,450	62,031
Humana, Inc. * (Healthcare - Services)	1,500	81,495
Huntington Bancshares, Inc. (Banks)	2,100	49,875
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,900	167,181
IMS Health, Inc. (Software)	2,150	53,578
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	3,050	123,129
Intel Corp. (Semiconductors)	55,350	1,381,535
International Business Machines Corp. (Computers)	14,400	1,183,679
International Flavors & Fragrances, Inc. (Chemicals)	750	25,125
International Game Technology (Entertainment)	3,100	95,418
International Paper Co. (Forest Products & Paper)	4,500	151,245
Interpublic Group of Cos., Inc. * (Advertising)	3,850	37,153
Intuit, Inc. * (Software)	1,650	87,945
ITT Industries, Inc. (Miscellaneous Manufacturing)	850	87,397
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,150	119,540
J.P. Morgan Chase & Co. (Diversified Financial Services)	32,050	1,272,064
Jabil Circuit, Inc. * (Electronics)	1,600	59,344
Janus Capital Group, Inc. (Diversified Financial Services)	2,000	37,260
JDS Uniphase Corp. * (Telecommunications)	15,450	36,462
Jefferson-Pilot Corp. (Insurance)	1,250	71,163

See accompanying notes to the financial statements.

Johnson & Johnson (Healthcare - Products)	27,250	1,637,724
Johnson Controls, Inc. (Auto Parts & Equipment)	1,750	127,593
Jones Apparel Group, Inc. (Apparel)	1,100	33,792
KB Home (Home Builders)	700	50,862
Kellogg Co. (Food)	2,350	101,567
Kerr-McGee Corp. (Oil & Gas)	1,050	95,403
KeyCorp (Banks)	3,700	121,841
KeySpan Corp. (Gas)	1,550	55,320
Kimberly-Clark Corp. (Household Products/Wares)	4,300	256,495
Kinder Morgan, Inc. (Pipelines)	950	87,353
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,200	37,224
KLA -Tencor Corp. (Semiconductors)	1,850	91,261
Knight-Ridder, Inc. (Media)	650	41,145
Kohls Corp. * (Retail)	3,200	155,520
Kroger Co. * (Food)	6,700	126,496
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,100	81,785
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,200	64,620
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,700	39,032
Lennar Corp. - Class A (Home Builders)	1,200	73,224
Lexmark International, Inc. - Class A * (Computers)	1,050	47,072
Limited, Inc. (Retail)	3,200	71,520
Lincoln National Corp. (Insurance)	1,600	84,848
Linear Technology Corp. (Semiconductors)	2,800	100,996
Liz Claiborne, Inc. (Apparel)	1,000	35,820
Lockheed Martin Corp. (Aerospace/Defense)	3,250	206,798
Loews Corp. (Insurance)	1,250	118,563
Louisiana-Pacific Corp. (Forest Products & Paper)	1,000	27,470
Lowe’s Cos., Inc. (Retail)	7,150	476,618
LSI Logic Corp. * (Semiconductors)	3,700	29,600
Lucent Technologies, Inc. * (Telecommunications)	39,850	106,001
M&T Bank Corp. (Banks)	750	81,788
Manor Care, Inc. (Healthcare - Services)	700	27,839
Marathon Oil Corp. (Oil & Gas)	3,450	210,347
Marriott International, Inc. - Class A (Lodging)	1,500	100,455
Marsh & McLennan Cos., Inc. (Insurance)	4,950	157,212
Marshall & Ilsley Corp. (Banks)	1,900	81,776
Masco Corp. (Building Materials)	3,850	116,231
Mattel, Inc. (Toys/Games/Hobbies)	3,750	59,325
Maxim Integrated Products, Inc. (Semiconductors)	3,050	110,532
Maytag Corp. (Home Furnishings)	750	14,115
MBIA, Inc. (Insurance)	1,250	75,200
MBNA Corp. (Diversified Financial Services)	11,500	312,340

See accompanying notes to the financial statements.

McCormick & Co., Inc. (Food)	1,200	37,104
McDonald’s Corp. (Retail)	11,700	394,524
McGraw-Hill Cos., Inc. (Media)	3,450	178,124
McKesson Corp. (Commercial Services)	2,850	147,032
MeadWestvaco Corp. (Forest Products & Paper)	1,650	46,250
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,850	159,030
MedImmune, Inc. * (Biotechnology)	2,250	78,795
Medtronic, Inc. (Healthcare - Products)	11,050	636,148
Mellon Financial Corp. (Banks)	3,900	133,575
Merck & Co., Inc. (Pharmaceuticals)	19,650	625,066
Mercury Interactive Corp. * (Software)	800	22,232
Meredith Corp. (Media)	400	20,936
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,168	214,569
MetLife, Inc. (Insurance)	6,900	338,099
MGIC Investment Corp. (Insurance)	850	55,947
Micron Technology, Inc. * (Semiconductors)	5,650	75,202
Microsoft Corp. (Software)	84,400	2,207,059
Millipore Corp. * (Biotechnology)	450	29,718
Molex, Inc. (Electrical Components & Equipment)	1,300	33,735
Molson Coors Brewing Co. - Class B (Beverages)	500	33,495
Monsanto Co. (Agriculture)	2,400	186,072
Monster Worldwide, Inc. * (Internet)	1,150	46,943
Moody’s Corp. (Commercial Services)	2,300	141,266
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	9,950	564,562
Motorola, Inc. (Telecommunications)	22,700	512,793
Murphy Oil Corp. (Oil & Gas)	1,550	83,685
Mylan Laboratories, Inc. (Pharmaceuticals)	2,000	39,920
Nabors Industries, Ltd. * (Oil & Gas)	1,450	109,838
National City Corp. (Banks)	5,100	171,207
National Semiconductor Corp. (Semiconductors)	3,150	81,837
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,600	100,320
Navistar International Corp. * (Auto Manufacturers)	550	15,741
NCR Corp. * (Computers)	1,700	57,698
Network Appliance, Inc. * (Computers)	3,400	91,800
Newell Rubbermaid, Inc. (Housewares)	2,550	60,639
Newmont Mining Corp. (Mining)	4,050	216,270
News Corp. - Class A (Media)	22,300	346,765
NICOR, Inc. (Gas)	400	15,724
NIKE, Inc. - Class B (Apparel)	1,750	151,883
NiSource, Inc. (Electric)	2,450	51,107
Noble Corp. (Oil & Gas)	1,250	88,175
Nordstrom, Inc. (Retail)	2,000	74,800
Norfolk Southern Corp. (Transportation)	3,750	168,113
North Fork Bancorp, Inc. (Banks)	4,400	120,384

See accompanying notes to the financial statements.

Northern Trust Corp. (Banks)	1,700	88,094
Northrop Grumman Corp. (Aerospace/Defense)	3,250	195,358
Novell, Inc. * (Software)	3,500	30,905
Novellus Systems, Inc. * (Semiconductors)	1,250	30,150
Nucor Corp. (Iron/Steel)	1,400	93,408
NVIDIA Corp. * (Semiconductors)	1,600	58,496
Occidental Petroleum Corp. (Oil & Gas)	3,750	299,549
Office Depot, Inc. * (Retail)	2,850	89,490
OfficeMax, Inc. (Retail)	650	16,484
Omnicom Group, Inc. (Advertising)	1,650	140,464
Oracle Corp. * (Software)	34,350	419,413
PACCAR, Inc. (Auto Manufacturers)	1,600	110,768
Pactiv Corp. * (Packaging & Containers)	1,300	28,600
Pall Corp. (Miscellaneous Manufacturing)	1,150	30,889
Parametric Technology Corp. * (Software)	2,300	14,030
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,100	72,556
Patterson Cos., Inc. * (Healthcare - Products)	1,250	41,750
Paychex, Inc. (Commercial Services)	3,100	118,172
Peoples Energy Corp. (Gas)	350	12,275
PepsiCo, Inc. (Beverages)	15,100	892,107
PerkinElmer, Inc. (Electronics)	1,200	28,272
Pfizer, Inc. (Pharmaceuticals)	67,750	1,579,929
PG&E Corp. (Electric)	3,150	116,928
Phelps Dodge Corp. (Mining)	900	129,483
Pinnacle West Capital Corp. (Electric)	900	37,215
Pitney Bowes, Inc. (Office/Business Equipment)	2,100	88,725
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,700	61,285
PMC-Sierra, Inc. * (Semiconductors)	1,700	13,107
PNC Financial Services Group (Banks)	2,700	166,941
PPG Industries, Inc. (Chemicals)	1,550	89,745
PPL Corp. (Electric)	3,500	102,900
Praxair, Inc. (Chemicals)	3,000	158,880
Principal Financial Group, Inc. (Insurance)	2,600	123,318
Procter & Gamble Co. (Cosmetics/Personal Care)	31,050	1,797,173
Progress Energy, Inc. (Electric)	2,300	101,016
Progress Energy, Inc.CVO (Electric)	189	0
Progressive Corp. (Insurance)	1,800	210,204
Prologis (REIT)	2,250	105,120
Prudential Financial, Inc. (Insurance)	4,650	340,333
Public Service Enterprise Group, Inc. (Electric)	2,250	146,183
Public Storage, Inc. (REIT)	750	50,790
Pulte Homes, Inc. (Home Builders)	2,000	78,720
QLogic Corp. * (Semiconductors)	750	24,383
Qualcomm, Inc. (Telecommunications)	15,250	656,970
Quest Diagnostics, Inc. (Healthcare - Services)	1,550	79,794

See accompanying notes to the financial statements.

Qwest Communications International, Inc. * (Telecommunications)	13,850	78,253
R.R. Donnelley & Sons Co. (Commercial Services)	2,000	68,420
RadioShack Corp. (Retail)	1,250	26,288
Raytheon Co. (Aerospace/Defense)	4,100	164,615
Reebok International, Ltd. (Apparel)	500	29,115
Regions Financial Corp. (Banks)	4,200	143,472
Reynolds American, Inc. (Agriculture)	800	76,264
Robert Half International, Inc. (Commercial Services)	1,550	58,730
Rockwell Collins, Inc. (Aerospace/Defense)	1,600	74,352
Rockwell International Corp. (Machinery-Diversified)	1,650	97,614
Rohm & Haas Co. (Chemicals)	1,350	65,367
Rowan Cos., Inc. (Oil & Gas)	1,000	35,640
Ryder System, Inc. (Transportation)	600	24,612
Sabre Holdings Corp. (Leisure Time)	1,200	28,932
SAFECO Corp. (Insurance)	1,150	64,975
Safeway, Inc. (Food)	4,150	98,189
Sanmina-SCI Corp. * (Electronics)	4,700	20,022
Sara Lee Corp. (Food)	6,950	131,355
Schering-Plough Corp. (Pharmaceuticals)	13,700	285,645
Schlumberger, Ltd. (Oil & Gas Services)	5,500	534,325
Schwab (Diversified Financial Services)	9,550	140,099
Scientific-Atlanta, Inc. (Telecommunications)	1,400	60,298
Seagate Technology, Inc. * (a) (Computers)	405	0
Sealed Air Corp. * (Packaging & Containers)	750	42,128
Sears Holdings Corp. * (Retail)	900	103,977
Sempra Energy (Gas)	2,350	105,373
Sherwin-Williams Co. (Chemicals)	1,050	47,691
Siebel Systems, Inc. (Software)	4,850	51,313
Sigma-Aldrich Corp. (Chemicals)	600	37,974
Simon Property Group, Inc. (REIT)	1,700	130,270
SLM Corp. (Diversified Financial Services)	3,850	212,097
Snap-on, Inc. (Hand/Machine Tools)	550	20,658
Solectron Corp. * (Electronics)	8,300	30,378
Southern Co. (Electric)	6,800	234,803
Southwest Airlines Co. (Airlines)	6,250	102,688
Sovereign Bancorp, Inc. (Savings & Loans)	3,300	71,346
Sprint Corp. (Telecommunications)	27,200	635,392
St. Jude Medical, Inc. * (Healthcare - Products)	3,300	165,660
St. Paul Cos., Inc. (Insurance)	6,350	283,654
Staples, Inc. (Retail)	6,700	152,157
Starbucks Corp. * (Retail)	7,050	211,571
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,000	127,720
State Street Corp. (Banks)	3,050	169,092
Stryker Corp. (Healthcare - Products)	2,700	119,961
Sun Microsystems, Inc. * (Computers)	30,800	129,052
Sunoco, Inc. (Oil & Gas)	1,300	101,894

See accompanying notes to the financial statements.

SunTrust Banks, Inc. (Banks)	3,350	243,746
SuperValu, Inc. (Food)	1,250	40,600
Symantec Corp. * (Internet)	10,150	177,625
Symbol Technologies, Inc. (Electronics)	2,300	29,486
Synovus Financial Corp. (Banks)	2,900	78,329
Sysco Corp. (Food)	5,650	175,432
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,200	86,436
Target Corp. (Retail)	8,050	442,508
TECO Energy, Inc. (Electric)	1,900	32,642
Tektronix, Inc. (Electronics)	750	21,158
Tellabs, Inc. * (Telecommunications)	4,150	45,235
Temple-Inland, Inc. (Forest Products & Paper)	1,000	44,850
Tenet Healthcare Corp. * (Healthcare - Services)	4,400	33,704
Teradyne, Inc. * (Semiconductors)	1,800	26,226
Texas Instruments, Inc. (Semiconductors)	15,000	481,049
Textron, Inc. (Miscellaneous Manufacturing)	1,200	92,376
The AES Corp. * (Electric)	6,100	96,563
The Dow Chemical Co. (Chemicals)	8,950	392,189
The E.W. Scripps Co. - Class A (Media)	750	36,015
The Gap, Inc. (Retail)	5,300	93,492
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,600	27,808
The Hershey Co. (Food)	1,650	91,163
The New York Times Co. - Class A (Media)	1,350	35,708
The Pepsi Bottling Group, Inc. (Beverages)	1,250	35,763
The Stanley Works (Hand/Machine Tools)	650	31,226
Thermo Electron Corp. * (Electronics)	1,500	45,195
Tiffany & Co. (Retail)	1,300	49,777
Time Warner, Inc. (Media)	42,850	747,303
TJX Cos., Inc. (Retail)	4,200	97,566
Torchmark Corp. (Insurance)	950	52,820
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,050	212,555
Tribune Co. (Media)	2,400	72,624
TXU Corp. (Electric)	4,400	220,836
Tyco International, Ltd. (Miscellaneous Manufacturing)	18,550	535,352
Tyson Foods, Inc. - Class A (Food)	2,300	39,330
U.S. Bancorp (Banks)	16,600	496,174
Union Pacific Corp. (Transportation)	2,400	193,224
Unisys Corp. * (Computers)	3,200	18,656
United Parcel Service, Inc. - Class B (Transportation)	10,100	759,014
United States Steel Corp. (Iron/Steel)	1,050	50,474
United Technologies Corp. (Aerospace/Defense)	9,250	517,168
UnitedHealth Group, Inc. (Healthcare - Services)	11,550	717,717
Univision Communications, Inc. - Class A * (Media)	2,100	61,719

See accompanying notes to the financial statements.

UnumProvident Corp. (Insurance)	2,750	62,563
UST, Inc. (Agriculture)	1,500	61,245
V. F. Corp. (Apparel)	850	47,039
Valero Energy Corp. (Oil & Gas)	5,800	299,280
Verizon Communications, Inc. (Telecommunications)	25,300	762,035
Viacom, Inc. - Class B (Media)	14,400	469,440
Vornado Realty Trust (REIT)	1,100	91,817
Vulcan Materials Co. (Building Materials)	950	64,363
W.W. Grainger, Inc. (Distribution/Wholesale)	700	49,770
Wachovia Corp. (Banks)	14,200	750,612
Wal-Mart Stores, Inc. (Retail)	23,000	1,076,399
Walgreen Co. (Retail)	9,400	416,044
Walt Disney Co. (Media)	17,800	426,666
Washington Mutual, Inc. (Savings & Loans)	9,100	395,850
Waste Management, Inc. (Environmental Control)	5,050	153,268
Waters Corp. * (Electronics)	1,050	39,690
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	950	30,885
Weatherford International, Ltd. * (Oil & Gas Services)	3,150	114,030
WellPoint, Inc. * (Healthcare - Services)	5,650	450,814
Wells Fargo & Co. (Banks)	15,400	967,581
Wendy’s International, Inc. (Retail)	1,050	58,023
Weyerhaeuser Co. (Forest Products & Paper)	2,250	149,265
Whirlpool Corp. (Home Furnishings)	650	54,444
Whole Foods Market, Inc. (Food)	1,200	92,868
Williams Cos., Inc. (Pipelines)	5,300	122,801
Wrigley (Wm.) Jr. Co. (Food)	1,650	109,709
Wyeth (Pharmaceuticals)	12,350	568,964
Xcel Energy, Inc. (Electric)	3,700	68,302
Xerox Corp. * (Office/Business Equipment)	8,900	130,385
Xilinx, Inc. (Semiconductors)	3,250	81,933
XL Capital, Ltd. - Class A (Insurance)	1,600	107,808
XTO Energy, Inc. (Oil & Gas)	3,350	147,199
Yahoo!, Inc. * (Internet)	11,450	448,611
YUM! Brands, Inc. (Retail)	2,600	121,888
Zimmer Holdings, Inc. * (Healthcare - Products)	2,250	151,740
Zions Bancorp (Banks)	950	71,782

TOTAL COMMON STOCKS (Cost $89,844,863)		102,091,249

	Principal Amount
Repurchase Agreements (4.7%)
UBS, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $5,087,119 (Collateralized by $5,153,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $5,186,906)	$5,085,000	5,085,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $5,085,000)		5,085,000

	Shares
Rights/Warrants(NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	3,204

Total Rights/Warrants (Cost $0)		3,204

TOTAL INVESTMENT SECURITIES (Cost $94,929,863) - 99.8%		107,179,453
Net other assets (liabilities) - 0.2%		242,786

NET ASSETS -100.0%		$107,422,239

*	Non-income producing security

(a)	Escrowed Security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $5,328,650)	17	$(55,787)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	6.1%
Beverages	2.0%
Biotechnology	1.2%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.9%
Computers	3.8%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.0%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.4%
Healthcare-Services	1.9%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.9%
Internet	1.2%
Iron/Steel	0.2%
Leisure Time	0.4%
Lodging	0.4%
Machinery-Construction & Mining	0.3%

See accompanying notes to the financial statements.

Machinery-Diversified	0.3%
Media	3.0%
Mining	0.6%
Miscellaneous Manufacturing	5.4%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.3%
Real Estate Investment Trust	0.7%
Retail	5.7%
Savings & Loans	0.6%
Semiconductors	3.1%
Software	3.9%
Telecommunications	5.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	4.9%

**	Includes non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

Small-Cap ProFund

Schedule of Portfolio Investments

December 31, 2005

	Shares	Value
Common Stocks (72.4%)
3Com Corp. * (Telecommunications)	45,864	$165,110
Aaron Rents, Inc. (Commercial Services)	5,544	116,868
Abgenix, Inc. * (Pharmaceuticals)	14,616	314,390
ABM Industries, Inc. (Commercial Services)	7,560	147,798
Acadia Realty Trust (REIT)	7,056	141,473
Accredited Home Lenders * (Diversified Financial Services)	2,016	99,953
Actuant Corp. (Miscellaneous Manufacturing)	4,536	253,109
Acuity Brands, Inc. (Miscellaneous Manufacturing)	8,064	256,434
Acxiom Corp. (Software)	10,584	243,432
Adaptec, Inc. * (Telecommunications)	30,240	175,997
ADTRAN, Inc. (Telecommunications)	7,056	209,845
Advance America Cash Advance Centers, Inc. (Commercial Services)	7,560	93,744
Advanta Corp. - Class B (Diversified Financial Services)	4,032	130,798
Advent Software, Inc. * (Software)	6,552	189,418
Advisory Board Co. * (Commercial Services)	2,520	120,128
ADVO, Inc. (Advertising)	4,032	113,622
Aeroflex, Inc. * (Telecommunications)	12,600	135,450
Aeropostale, Inc. * (Retail)	6,552	172,318
AGCO Corp. * (Machinery-Diversified)	10,080	167,026
Agile Software Corp. * (Internet)	34,272	204,947
AirTran Holdings, Inc. * (Airlines)	11,088	177,741
Alabama National BanCorp (Banks)	1,512	97,917
Alaska Air Group, Inc. * (Airlines)	4,032	144,023
Albany International Corp. - Class A (Machinery-Diversified)	4,032	145,797
Aleris International, Inc. * (Environmental Control)	4,536	146,241
Alexandria Real Estate Equities, Inc. (REIT)	2,520	202,859
Alexion Pharmaceuticals, Inc. * (Biotechnology)	5,544	112,266
Alkermes, Inc. * (Pharmaceuticals)	14,112	269,821
ALLETE, Inc. (Electric)	2,520	110,880
Alliance Gaming Corp. * (Entertainment)	6,552	85,307
Amcore Financial, Inc. (Banks)	4,032	122,613
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	6,552	120,098
American Healthways, Inc. * (Healthcare - Services)	4,032	182,448
American Home Mortgage Investment Corp. (REIT)	3,528	114,907
American Medical Systems Holdings, Inc. * (Healthcare - Products)	7,560	134,795
American States Water Co. (Water)	3,528	108,662
Amli Residential Properties Trust (REIT)	3,528	134,240

See accompanying notes to the financial statements.

AmSurg Corp. * (Healthcare - Services)	3,528	80,650
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	13,104	523,113
Analogic Corp. (Electronics)	2,520	120,582
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	5,040	152,914
Andrx Group * (Pharmaceuticals)	7,560	124,513
Angelica Corp. (Textiles)	5,544	91,698
Anixter International, Inc. (Telecommunications)	5,040	197,165
ANSYS, Inc. * (Software)	5,544	236,673
Anteon International Corp. * (Computers)	3,528	191,747
Anthracite Capital, Inc. (REIT)	7,056	74,300
Apollo Investment Corp. (Investment Companies)	6,552	117,477
Applera Corp. - Celera Genomics Group * (Biotechnology)	8,064	88,381
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,032	135,838
Applied Micro Circuits Corp. * (Semiconductors)	49,392	126,937
Apria Healthcare Group, Inc. * (Healthcare - Services)	5,040	121,514
aQuantive, Inc. * (Internet)	7,560	190,814
Aquila, Inc. * (Electric)	29,736	107,050
Arbitron, Inc. (Commercial Services)	4,032	153,135
Argonaut Group, Inc. * (Insurance)	5,040	165,161
Arkansas Best Corp. (Transportation)	4,032	176,118
Armor Holdings, Inc. * (Aerospace/Defense)	4,032	171,965
Arris Group, Inc. * (Telecommunications)	15,120	143,186
Arrow Financial Corp. (Banks)	5,544	144,976
ArthroCare Corp. * (Healthcare - Products)	3,528	148,670
ArvinMeritor, Inc. (Auto Parts & Equipment)	8,064	116,041
Atmel Corp. * (Semiconductors)	57,960	179,096
ATMI, Inc. * (Semiconductors)	5,040	140,969
Atwood Oceanics, Inc. * (Oil & Gas)	2,520	196,636
Audiovox Corp. - Class A * (Telecommunications)	8,064	111,767
Aviall, Inc. * (Distribution/Wholesale)	4,032	116,122
Avista Corp. (Electric)	8,568	151,739
Avocent Corp. * (Internet)	7,560	205,556
Axcelis Technologies, Inc. * (Semiconductors)	15,624	74,526
Aztar Corp. * (Lodging)	4,032	122,532
Baldor Electric Co. (Hand/Machine Tools)	6,048	155,131
BancorpSouth, Inc. (Banks)	7,056	155,726
Bandag, Inc. (Auto Parts & Equipment)	3,024	129,034
Bank Mutual Corp. (Banks)	13,608	144,245
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	8,064	112,896
BankUnited Financial Corp. - Class A (Savings & Loans)	5,544	147,304
Banner Corp. (Banks)	4,032	125,798

See accompanying notes to the financial statements.

Banta Corp. (Commercial Services)	4,032	200,794
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,024	99,792
BE Aerospace, Inc. * (Aerospace/Defense)	7,056	155,232
BearingPoint, Inc. * (Commercial Services)	20,664	162,419
Belden, Inc. (Electrical Components & Equipment)	7,056	172,378
Benchmark Electronics, Inc. * (Electronics)	6,552	220,344
Berry Petroleum Co. - Class A (Oil & Gas)	2,520	144,144
Beverly Enterprises, Inc. * (Healthcare - Services)	12,096	141,160
Big Lots, Inc. * (Retail)	13,608	163,432
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,016	131,927
BioMed Realty Trust, Inc. (REIT)	5,040	122,976
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,520	141,851
Black Box Corp. (Telecommunications)	3,024	143,277
Black Hills Corp. (Electric)	3,528	122,104
Blockbuster, Inc. - Class A (Retail)	20,664	77,490
Blyth, Inc. (Household Products/Wares)	3,024	63,353
Bob Evans Farms, Inc. (Retail)	6,048	139,467
Boston Private Financial Holdings, Inc. (Banks)	5,544	168,648
Bowater, Inc. (Forest Products & Paper)	6,048	185,795
Bowne & Co., Inc. (Commercial Services)	9,072	134,628
Brady Corp. - Class A (Electronics)	5,040	182,347
Brandywine Realty Trust (REIT)	5,040	140,666
Briggs & Stratton Corp. (Machinery-Diversified)	6,552	254,151
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,024	112,039
Brocade Communications Systems, Inc. * (Computers)	32,760	133,333
Brookline Bancorp, Inc. (Savings & Loans)	9,072	128,550
Brooks Automation, Inc. * (Semiconductors)	6,552	82,097
Brown Shoe Co., Inc. (Retail)	3,024	128,308
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,024	159,365
Building Materials Holding Corp. (Distribution/Wholesale)	1,512	103,134
Cabot Microelectronics Corp. * (Chemicals)	3,024	88,694
Cabot Oil & Gas Corp. (Oil & Gas)	5,544	250,034
Cal Dive International, Inc. * (Oil & Gas Services)	10,080	361,772
California Water Service Group (Water)	3,024	115,608
Callaway Golf Co. (Leisure Time)	9,576	132,532
Cambrex Corp. (Biotechnology)	8,064	151,361
CARBO Ceramics, Inc. (Oil & Gas Services)	2,016	113,944
Carpenter Technology Corp. (Iron/Steel)	3,024	213,101

See accompanying notes to the financial statements.

Carter’s, Inc. * (Apparel)	2,016	118,642
Cascade Bancorp (Banks)	6,048	139,164
Cascade Natural Gas Corp. (Gas)	6,048	117,996
Casey’s General Stores, Inc. (Retail)	9,072	224,986
Catalina Marketing Corp. (Advertising)	6,048	153,317
Cathay Bancorp, Inc. (Banks)	5,544	199,251
CEC Entertainment, Inc. * (Retail)	4,032	137,249
Centene Corp. * (Healthcare - Services)	5,040	132,502
Central Garden & Pet Co. * (Household Products/Wares)	3,024	138,923
Central Pacific Financial Corp. (Banks)	3,024	108,622
CH Energy Group, Inc. (Electric)	2,016	92,534
Champion Enterprises, Inc. * (Home Builders)	11,088	151,019
Charming Shoppes, Inc. * (Retail)	16,128	212,890
Chattem, Inc. * (Cosmetics/Personal Care)	3,024	110,043
Checkpoint Systems, Inc. * (Electronics)	9,072	223,625
Chemed Corp. (Commercial Services)	3,024	150,232
Chemical Financial Corp. (Banks)	3,528	112,049
Cheniere Energy, Inc. * (Oil & Gas)	5,040	187,589
Chiquita Brands International, Inc. (Food)	4,032	80,680
Chittenden Corp. (Banks)	5,040	140,162
Ciber, Inc. * (Computers)	18,144	119,750
CIENA Corp. * (Telecommunications)	65,016	193,098
Cimarex Energy Co. * (Oil & Gas)	8,568	368,509
Cincinnati Bell, Inc. * (Telecommunications)	37,800	132,678
Citizens Banking Corp. (Banks)	5,544	153,846
City Holding Co. (Banks)	3,024	108,713
CKE Restaurants, Inc. (Retail)	8,568	115,754
Clarcor, Inc. (Miscellaneous Manufacturing)	5,544	164,712
CLECO Corp. (Electric)	6,552	136,609
Cleveland-Cliffs, Inc. (Iron/Steel)	2,520	223,196
CMGI, Inc. * (Internet)	55,944	85,035
CNET Networks, Inc. * (Internet)	19,656	288,746
Coca-Cola Bottling Co. Consolidated (Beverages)	3,024	130,032
Coeur d’Alene Mines Corp. * (Mining)	32,256	129,024
Cognex Corp. (Machinery-Diversified)	6,552	197,150
Coherent, Inc. * (Electronics)	5,040	149,587
Coldwater Creek, Inc. * (Retail)	4,536	138,484
Colonial Properties Trust (REIT)	3,528	148,105
Columbia Banking System, Inc. (Banks)	5,544	158,281
Commercial Capital Bancorp, Inc. (Savings & Loans)	6,048	103,542
Commercial Metals Co. (Metal Fabricate/Hardware)	7,056	264,883
Commercial NET Lease Realty (REIT)	5,040	102,665
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,520	85,100
Commscope, Inc. * (Telecommunications)	8,568	172,474
Community Bank System, Inc. (Banks)	5,040	113,652
Comstock Resources, Inc. * (Oil & Gas)	6,552	199,902

See accompanying notes to the financial statements.

Comtech Telecommunications Corp. * (Telecommunications)	3,024	92,353
CONMED Corp. * (Healthcare - Products)	4,032	95,397
Consolidated Graphics, Inc. * (Commercial Services)	3,528	167,016
Continental Airlines, Inc. - Class B * (Airlines)	6,552	139,558
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	8,064	123,540
Corinthian Colleges, Inc. * (Commercial Services)	10,080	118,742
Corn Products International, Inc. (Food)	7,560	180,609
Corporate Office Properties Trust (REIT)	4,032	143,297
Corrections Corp. of America * (Commercial Services)	5,040	226,650
Corus Bankshares, Inc. (Banks)	2,016	113,440
CoStar Group, Inc. * (Commercial Services)	3,024	130,546
Cousins Properties, Inc. (REIT)	3,528	99,842
Covanta Holding Corp. * (Energy - Alternate Sources)	5,040	75,902
Cox Radio, Inc. - Class A * (Media)	8,064	113,541
Crane Co. (Miscellaneous Manufacturing)	6,048	213,313
Credence Systems Corp. * (Semiconductors)	11,592	80,680
Cross Country Healthcare, Inc. * (Commercial Services)	7,056	125,456
CSG Systems International, Inc. * (Software)	7,560	168,739
CSK Auto Corp. * (Retail)	7,560	114,005
CTS Corp. (Electronics)	11,592	128,208
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	9,576	203,490
Cumulus Media, Inc. - Class A * (Media)	11,088	137,602
Curtiss-Wright Corp. (Aerospace/Defense)	3,528	192,628
CV Therapeutics, Inc. * (Pharmaceuticals)	6,048	149,567
CVB Financial Corp. (Banks)	7,056	143,307
Cyberonics, Inc. * (Healthcare - Products)	2,016	65,117
Cymer, Inc. * (Electronics)	5,544	196,867
Cypress Semiconductor Corp. * (Semiconductors)	16,128	229,824
Delphi Financial Group, Inc. - Class A (Insurance)	4,032	185,512
Delta & Pine Land Co. (Agriculture)	4,536	104,373
Dendrite International, Inc. * (Software)	7,560	108,940
DeVry, Inc. * (Commercial Services)	6,552	131,040
Diagnostic Products Corp. (Healthcare - Products)	2,520	122,346
Digital Insight Corp. * (Internet)	5,040	161,381
Digital River, Inc. * (Internet)	4,536	134,901
Digitas, Inc. * (Internet)	11,592	145,132
Dionex Corp. * (Electronics)	3,024	148,418
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,024	109,076

See accompanying notes to the financial statements.

Doral Financial Corp. (Diversified Financial Services)	9,072	96,163
Dress Barn, Inc. * (Retail)	5,040	194,594
Drew Industries, Inc. * (Building Materials)	6,048	170,493
DRS Technologies, Inc. (Aerospace/Defense)	3,024	155,494
DSP Group, Inc. * (Semiconductors)	5,040	126,302
Duquesne Light Holdings, Inc. (Electric)	6,552	106,929
Dycom Industries, Inc. * (Engineering & Construction)	6,048	133,056
Eagle Materials - Class A (Building Materials)	2,520	308,347
EarthLink, Inc. * (Internet)	16,128	179,182
EastGroup Properties, Inc. (REIT)	2,520	113,803
Eclipsys Corp. * (Software)	7,056	133,570
Education Realty Trust, Inc. (REIT)	8,064	103,945
eFunds Corp. * (Software)	6,552	153,579
EGL, Inc. * (Transportation)	5,040	189,353
El Paso Electric Co. * (Electric)	6,552	137,854
Electronics for Imaging, Inc. * (Computers)	6,552	174,349
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	5,544	111,213
ElkCorp (Building Materials)	3,024	101,788
EMCOR Group, Inc. * (Engineering & Construction)	3,024	204,211
Emmis Communications Corp. * (Media)	6,552	130,450
Empire District Electric Co. (Electric)	5,040	102,463
Emulex Corp. * (Semiconductors)	9,576	189,509
Encompass Services Corp. * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	6,552	209,926
Energy Partners, Ltd. * (Oil & Gas)	5,544	120,804
Engineered Support Systems, Inc. (Aerospace/Defense)	5,040	209,865
Entegris, Inc. * (Semiconductors)	13,608	128,187
Entercom Communications Corp. * (Media)	5,544	164,490
Entertainment Properties Trust (REIT)	3,528	143,766
Entravision Communications Corp. * (Media)	15,624	111,243
Enzon, Inc. * (Biotechnology)	19,152	141,725
Epicor Software Corp. * (Software)	9,072	128,187
Equinix, Inc. * (Internet)	2,520	102,715
Equity Inns, Inc. (REIT)	9,072	122,926
Equity Lifestyle Properties, Inc. (REIT)	3,024	134,568
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,024	134,538
Esterline Technologies Corp. * (Aerospace/Defense)	3,528	131,206
Ethan Allen Interiors, Inc. (Home Furnishings)	4,536	165,700
Euronet Worldwide, Inc. * (Commercial Services)	4,032	112,090
Exar Corp. * (Semiconductors)	12,600	157,752
Exelixis, Inc. * (Biotechnology)	17,136	161,421
F.N.B. Corp. (Banks)	7,056	122,492
FactSet Research Systems, Inc. (Computers)	4,536	186,702

See accompanying notes to the financial statements.

Fairchild Semiconductor International, Inc. * (Semiconductors)	15,120	255,680
Federal Signal Corp. (Miscellaneous Manufacturing)	8,064	121,041
FEI Co. * (Electronics)	4,536	86,955
FelCor Lodging Trust, Inc. (REIT)	6,048	104,086
Ferro Corp. (Chemicals)	6,048	113,460
Fidelity Bankshares, Inc. (Savings & Loans)	5,544	181,289
Filenet Corp. * (Software)	5,040	130,284
Financial Federal Corp. (Diversified Financial Services)	4,032	179,222
First BanCorp. (Banks)	4,536	56,292
First Charter Corp. (Banks)	4,536	107,322
First Citizens BancShares, Inc. - Class A (Banks)	504	87,908
First Commonwealth Financial Corp. (Banks)	7,560	97,751
First Community Bancorp - Class A (Banks)	2,520	137,012
First Financial Bancorp (Banks)	5,544	97,131
First Financial Bankshares, Inc. (Banks)	3,528	123,692
First Financial Holdings, Inc. (Savings & Loans)	4,032	123,863
First Industrial Realty Trust, Inc. (REIT)	4,032	155,232
First Merchants Corp. (Banks)	5,040	131,040
First Midwest Bancorp, Inc. (Banks)	5,040	176,702
First Niagara Financial Group, Inc. (Savings & Loans)	11,088	160,443
First Republic Bank (Banks)	2,520	93,265
FirstFed Financial Corp. * (Savings & Loans)	2,520	137,390
Fisher Communications, Inc. * (Media)	4,032	167,046
Florida East Coast Industries, Inc. (Transportation)	3,528	149,481
Flowers Foods, Inc. (Food)	4,536	125,012
Flowserve Corp. * (Machinery-Diversified)	6,048	239,259
Flushing Financial Corp. (Savings & Loans)	6,552	102,015
Formfactor, Inc. * (Semiconductors)	5,544	135,440
Forward Air Corp. (Transportation)	3,528	129,301
Fossil, Inc. * (Household Products/Wares)	6,552	140,934
Foundry Networks, Inc. * (Telecommunications)	18,648	257,530
Franklin Bank Corp. Houston * (Savings & Loans)	6,048	108,804
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,032	159,425
Fremont General Corp. (Banks)	8,568	199,035
Frontier Financial Corp. (Banks)	6,552	209,664
Frontier Oil Corp. (Oil & Gas)	6,048	226,981
FTI Consulting, Inc. * (Commercial Services)	5,544	152,127
Fuller (H.B.) Co. (Chemicals)	4,536	145,470
Furniture Brands International, Inc. (Home Furnishings)	6,048	135,052

See accompanying notes to the financial statements.

G & K Services, Inc. (Textiles)	3,528	138,474
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	4,032	175,513
GameStop Corp. (New) - Class B * (Retail)	5,544	160,222
Gardner Denver, Inc. * (Machinery-Diversified)	4,032	198,778
Gartner Group, Inc. * (Commercial Services)	10,080	130,032
Gateway, Inc. * (Computers)	39,312	98,673
GATX Corp. (Trucking & Leasing)	4,536	163,659
Gaylord Entertainment Co. * (Lodging)	5,544	241,664
Gemstar-TV Guide International, Inc. * (Media)	25,200	65,772
GenCorp, Inc. * (Aerospace/Defense)	6,552	116,298
General Communication, Inc. - Class A * (Telecommunications)	11,592	119,745
Genesco, Inc. * (Retail)	4,032	156,401
Genesee & Wyoming, Inc. - Class A * (Transportation)	4,032	151,402
Genesis Healthcare Corp. * (Healthcare - Services)	2,016	73,624
Genesis Microchip, Inc. * (Semiconductors)	5,544	100,291
Georgia Gulf Corp. (Chemicals)	4,536	137,985
Glacier Bancorp, Inc. (Banks)	5,040	151,452
Glimcher Realty Trust (REIT)	3,528	85,801
Global Imaging Systems, Inc. * (Office/Business Equipment)	5,040	174,535
Gold Banc Corp., Inc. (Banks)	10,080	183,658
Gold Kist, Inc. * (Food)	5,544	82,883
Golden Telecom, Inc. (Telecommunications)	4,032	104,671
Granite Construction, Inc. (Engineering & Construction)	3,528	126,690
Greater Bay Bancorp (Banks)	6,048	154,950
Greif Brothers Corp. - Class A (Packaging & Containers)	3,024	200,431
Grey Wolf, Inc. * (Oil & Gas)	23,688	183,108
Griffon Corp. * (Miscellaneous Manufacturing)	6,048	144,003
Group 1 Automotive, Inc. * (Retail)	6,048	190,089
Guitar Center, Inc. * (Retail)	3,024	151,230
Haemonetics Corp. * (Healthcare - Products)	3,024	147,753
Hancock Holding Co. (Banks)	3,528	133,394
Hanover Compressor Co. * (Oil & Gas Services)	10,584	149,340
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,032	149,386
Harland (John H.) Co. (Household Products/Wares)	5,544	208,454
Harleysville National Corp. (Banks)	4,032	77,011
Headwaters, Inc. * (Energy - Alternate Sources)	5,040	178,618
Heartland Express, Inc. (Transportation)	6,048	122,714
HEICO Corp. (Aerospace/Defense)	6,552	169,566
Hercules, Inc. * (Chemicals)	14,616	165,161
Heritage Property Investment Trust (REIT)	2,520	84,168

See accompanying notes to the financial statements.

Herley Industries, Inc. * (Aerospace/Defense)	9,072	149,779
Hibbett Sporting Goods, Inc. * (Retail)	6,048	172,247
Highwoods Properties, Inc. (REIT)	5,040	143,388
Hilb, Rogal, & Hobbs Co. (Insurance)	3,528	135,863
Holly Corp. (Oil & Gas)	3,024	178,023
Hologic, Inc. * (Healthcare - Products)	5,040	191,117
Home Properties of New York, Inc. (REIT)	3,024	123,379
Horace Mann Educators Corp. (Insurance)	6,552	124,226
Hot Topic, Inc. * (Retail)	5,544	79,002
Houston Exploration Co. * (Oil & Gas)	3,528	186,278
Hudson United Bancorp (Banks)	4,536	189,060
Hughes Supply, Inc. (Distribution/Wholesale)	8,064	289,093
Human Genome Sciences, Inc. * (Biotechnology)	16,128	138,056
Hutchinson Technology, Inc. * (Computers)	3,024	86,033
Hydril * (Oil & Gas Services)	3,024	189,302
IBERIABANK Corp. (Banks)	2,016	102,836
ICOS Corp. * (Biotechnology)	9,576	264,585
IDACORP, Inc. (Electric)	5,040	147,672
IDT Corp. - Class B * (Telecommunications)	8,568	100,246
IDX Systems Corp. * (Software)	6,048	265,629
IHOP Corp. (Retail)	3,024	141,856
IKON Office Solutions, Inc. (Office/Business Equipment)	13,104	136,413
Imation Corp. (Computers)	4,032	185,754
Immucor, Inc. * (Healthcare - Products)	5,040	117,734
IMPAC Mortgage Holdings, Inc. (REIT)	7,056	66,397
Impax Laboratories, Inc. * (Pharmaceuticals)	7,056	75,499
Independent Bank Corp. - Massachusetts (Banks)	4,032	115,033
Independent Bank Corp. - Michigan (Banks)	4,032	109,791
Infinity Property & Casualty Corp. (Insurance)	3,528	131,277
Informatica Corp. * (Software)	13,608	163,296
Infospace, Inc. * (Internet)	4,032	104,106
Inland Real Estate Corp. (REIT)	6,552	96,904
Insight Enterprises, Inc. * (Retail)	8,568	168,018
Integra LifeSciences Holdings * (Biotechnology)	4,032	142,975
Integrated Device Technology, Inc. * (Semiconductors)	14,616	192,639
Interdigital Communications Corp. * (Telecommunications)	6,552	120,033
Intergraph Corp. * (Computers)	3,528	175,730
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,040	160,776
Internet Security Systems, Inc. * (Internet)	6,048	126,706
Intuitive Surgical, Inc. * (Healthcare - Products)	4,032	472,832
Invacare Corp. (Healthcare - Products)	3,528	111,097
Investment Technology Group, Inc. * (Diversified Financial Services)	6,048	214,341

See accompanying notes to the financial statements.

Itron, Inc. * (Electronics)	3,024	121,081
J2 Global Communications, Inc. * (Internet)	3,528	150,787
Jack Henry & Associates, Inc. (Computers)	10,080	192,326
Jack in the Box, Inc. * (Retail)	5,040	176,047
Jackson Hewitt Tax Service, Inc. (Commercial Services)	5,040	139,658
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	10,584	88,906
Jarden Corp. * (Household Products/Wares)	5,040	151,956
JLG Industries, Inc. (Machinery - Construction & Mining)	5,544	253,139
Jo-Ann Stores, Inc. * (Retail)	4,032	47,578
Jones Lang LaSalle, Inc. (Real Estate)	3,528	177,635
Journal Register Co. (Media)	9,576	143,161
K-Swiss, Inc. - Class A (Apparel)	4,032	130,798
K-V Pharmaceutical Co. * (Pharmaceuticals)	7,056	145,354
Kansas City Southern Industries, Inc. * (Transportation)	9,072	221,629
Kaydon Corp. (Metal Fabricate/Hardware)	5,544	178,184
KCS Energy, Inc. * (Oil & Gas)	8,568	207,517
Keane, Inc. * (Software)	10,584	116,530
Kellwood Co. (Apparel)	7,056	168,497
Kelly Services, Inc. - Class A (Commercial Services)	7,560	198,223
KEMET Corp. * (Electronics)	19,152	135,405
Kennametal, Inc. (Hand/Machine Tools)	4,536	231,518
Kenneth Cole Productions, Inc. (Retail)	4,032	102,816
Keynote Systems, Inc. * (Internet)	11,592	148,957
KFx, Inc. * (Energy - Alternate Sources)	7,560	129,352
Kilroy Realty Corp. (REIT)	3,024	187,186
Kimball International, Inc. - Class B (Home Furnishings)	10,584	112,508
Kindred Healthcare, Inc. * (Healthcare - Services)	3,024	77,898
Kirby Corp. * (Transportation)	3,024	157,762
KNBT Bancorp, Inc. (Savings & Loans)	11,088	180,624
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	17,136	169,475
Knight Transportation, Inc. (Transportation)	7,560	156,719
Komag, Inc. * (Computers)	4,032	139,749
Kronos, Inc. * (Computers)	4,032	168,780
Kyphon, Inc. * (Healthcare - Products)	4,032	164,627
La Quinta Corp. * (Lodging)	19,152	213,353
La-Z-Boy, Inc. (Home Furnishings)	7,560	102,514
Labor Ready, Inc. * (Commercial Services)	6,552	136,413
Laclede Group, Inc. (Gas)	4,032	117,775
Lakeland Financial Corp. (Banks)	5,040	203,515
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,520	93,366
Landauer, Inc. (Commercial Services)	2,016	92,917

See accompanying notes to the financial statements.

Lasalle Hotel Properties (REIT)	4,536	166,562
Laserscope * (Healthcare - Products)	2,520	56,599
LCA-Vision, Inc. (Healthcare - Products)	2,520	119,725
Lennox International, Inc. (Building Materials)	6,048	170,554
Level 3 Communications, Inc. * (Telecommunications)	75,600	216,972
Lexington Corporate Properties Trust (REIT)	6,048	128,822
LIFE TIME FITNESS, Inc. * (Leisure Time)	3,528	134,381
Lin TV Corp. - Class A * (Media)	8,568	95,448
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	4,536	179,898
Linens ’n Things, Inc. * (Retail)	6,048	160,877
Littelfuse, Inc. * (Electrical Components & Equipment)	4,032	109,872
LKQ Corp. * (Distribution/Wholesale)	3,024	104,691
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,528	182,256
Longs Drug Stores Corp. (Retail)	4,032	146,724
Longview Fibre Co. (Forest Products & Paper)	6,048	125,859
M/I Schottenstein Homes, Inc. (Home Builders)	2,016	81,890
Macdermid, Inc. (Chemicals)	4,536	126,554
Macrovision Corp. * (Entertainment)	7,056	118,047
MAF Bancorp, Inc. (Savings & Loans)	3,024	125,133
Magellan Health Services, Inc. * (Healthcare - Services)	4,032	126,806
Maguire Properties, Inc. (REIT)	4,032	124,589
Manhattan Associates, Inc. * (Computers)	6,552	134,185
Manitowoc Co. (Machinery-Diversified)	4,536	227,798
Martek Biosciences Corp. * (Biotechnology)	3,528	86,824
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	4,032	146,805
Maverick Tube Corp. * (Oil & Gas Services)	5,040	200,894
Maximus, Inc. (Commercial Services)	3,528	129,442
Maxtor Corp. * (Computers)	27,720	192,377
Maytag Corp. (Home Furnishings)	9,072	170,734
MB Financial, Inc. (Banks)	4,032	142,733
Medarex, Inc. * (Pharmaceuticals)	15,120	209,412
Media General, Inc. - Class A (Media)	3,024	153,317
Medicis Pharmaceutical Corp. (Pharmaceuticals)	6,048	193,838
Mentor Corp. (Healthcare - Products)	3,528	162,570
Mentor Graphics Corp. * (Computers)	10,584	109,439
Mercantile Bank Corp. (Banks)	3,024	116,424
Mercury Computer Systems, Inc. * (Computers)	4,032	83,180
MeriStar Hospitality Corp. * (REIT)	11,592	108,965
Methode Electronics, Inc. - Class A (Electronics)	9,072	90,448
MGE Energy, Inc. (Electric)	3,024	102,544
MGI Pharma, Inc. * (Pharmaceuticals)	8,568	147,027
Micrel, Inc. * (Semiconductors)	13,608	157,853
Micros Systems, Inc. * (Computers)	4,536	219,179

See accompanying notes to the financial statements.

Microsemi Corp. * (Semiconductors)	8,064	223,050
MicroStrategy, Inc. - Class A * (Software)	2,016	166,804
Mid-America Apartment Communities, Inc. (REIT)	2,520	122,220
Mid-State Bancshares (Banks)	4,032	107,856
Midas, Inc. * (Commercial Services)	5,040	92,534
Midwest Banc Holdings, Inc. (Banks)	6,552	145,782
Mine Safety Appliances Co. (Environmental Control)	3,528	127,749
Minerals Technologies, Inc. (Chemicals)	2,520	140,843
Modine Manufacturing Co. (Auto Parts & Equipment)	4,536	147,829
Monaco Coach Corp. (Home Builders)	6,048	80,438
Moneygram International, Inc. (Software)	9,576	249,743
Moog, Inc. - Class A * (Aerospace/Defense)	4,032	114,428
Movie Gallery, Inc. (Retail)	3,528	19,792
MPS Group, Inc. * (Commercial Services)	16,128	220,470
MTS Systems Corp. (Computers)	3,024	104,751
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,536	124,377
Myriad Genetics, Inc. * (Biotechnology)	8,064	167,731
Nabi Biopharmaceuticals * (Pharmaceuticals)	7,560	25,553
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	4,536	159,576
National Financial Partners (Diversified Financial Services)	4,536	238,368
National Penn Bancshares, Inc. (Banks)	6,552	124,816
National Presto Industries, Inc. (Housewares)	5,544	245,876
Nationwide Health Properties, Inc. (REIT)	6,552	140,213
Navigant Consulting Co. * (Commercial Services)	6,552	144,013
NBT Bancorp, Inc. (Banks)	5,544	119,695
NBTY, Inc. * (Pharmaceuticals)	6,048	98,280
NCI Building Systems, Inc * (Building Materials)	3,528	149,869
NCO Group, Inc. * (Commercial Services)	5,544	93,804
Nektar Therapeutics * (Biotechnology)	10,584	174,213
NetBank, Inc. (Internet)	14,616	104,943
NETGEAR, Inc. * (Telecommunications)	5,040	97,020
NetIQ Corp. * (Software)	10,080	123,883
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	6,048	379,391
New Jersey Resources Corp. (Gas)	3,024	126,675
NewAlliance Bancshares, Inc. (Savings & Loans)	16,632	241,828
Newcastle Investment Corp. (REIT)	4,536	112,720
Newpark Resources, Inc. * (Oil & Gas Services)	14,616	111,520
NGP Capital Resources Co. (Investment Companies)	13,104	172,056
NICOR, Inc. (Gas)	2,520	99,061

See accompanying notes to the financial statements.

Nordson Corp. (Machinery-Diversified)	4,032	163,336
Northwest Natural Gas Co. (Gas)	3,528	120,587
NorthWestern Corp. (Electric)	3,528	109,615
Novastar Financial, Inc. (REIT)	2,520	70,837
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	12,096	143,217
Nu Skin Enterprises, Inc. (Retail)	6,552	115,184
Oceaneering International, Inc. * (Oil & Gas Services)	5,544	275,980
Offshore Logistics, Inc. * (Transportation)	4,032	117,734
Ohio Casualty Corp. (Insurance)	6,552	185,553
Oil States International, Inc. * (Oil & Gas Services)	6,048	191,601
Old National Bancorp (Banks)	7,560	163,598
Old Second Bancorp, Inc. (Banks)	4,032	123,258
Olin Corp. (Chemicals)	8,064	158,700
OM Group, Inc. * (Chemicals)	4,032	75,640
OMEGA Healthcare Investors, Inc. (REIT)	9,072	114,216
OmniVision Technologies, Inc. * (Semiconductors)	8,568	171,017
ON Semiconductor Corp. * (Semiconductors)	21,672	119,846
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,032	115,960
Openwave Systems, Inc. * (Internet)	9,576	167,293
Orbital Sciences Corp. * (Aerospace/Defense)	10,584	135,899
Otter Tail Power Co. (Electric)	4,536	131,453
Owens & Minor, Inc. (Distribution/Wholesale)	5,040	138,751
Oxford Industries, Inc. (Apparel)	3,024	165,413
P.F. Chang’s China Bistro, Inc. * (Retail)	4,032	200,108
Pacer International, Inc. (Transportation)	4,536	118,208
Pacific Capital Bancorp (Banks)	5,040	179,323
Pacific Sunwear of California, Inc. * (Retail)	9,072	226,074
Palm, Inc. * (Computers)	4,536	144,245
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,536	142,158
Parametric Technology Corp. * (Software)	33,264	202,910
Park Electrochemical Corp. (Electronics)	6,552	170,221
Park National Corp. (Banks)	1,512	155,192
Parker Drilling Co. * (Oil & Gas)	17,136	185,583
Partners Trust Financial Group, Inc. (Savings & Loans)	9,072	109,318
Payless ShoeSource, Inc. * (Retail)	8,064	202,406
Pediatrix Medical Group, Inc. * (Healthcare - Services)	2,520	223,196
Peet’s Coffee & Tea, Inc. * (Beverages)	3,528	107,075
Penn Virginia Corp. (Oil & Gas)	3,024	173,578
Pennsylvania REIT	3,528	131,806
Peoples Energy Corp. (Gas)	3,024	106,052
Pep Boys-Manny, Moe & Jack (Retail)	8,568	127,578
Performance Food Group Co. * (Food)	4,536	128,686
Pericom Semiconductor Corp. * (Semiconductors)	19,656	156,658

See accompanying notes to the financial statements.

Perot Systems Corp. - Class A * (Computers)	12,096	171,037
Perrigo Co. (Pharmaceuticals)	10,584	157,807
PETCO Animal Supplies, Inc. * (Retail)	7,056	154,879
Pharmion Corp. * (Pharmaceuticals)	4,536	80,605
PHH Corp. * (Commercial Services)	6,048	169,465
Phillips-Van Heusen Corp. (Apparel)	5,040	163,296
Photronics, Inc. * (Semiconductors)	4,536	68,312
Pier 1 Imports, Inc. (Retail)	12,096	105,598
Pinnacle Entertainment, Inc. * (Entertainment)	7,056	174,354
Plantronics, Inc. (Telecommunications)	6,552	185,422
Plexus Corp. * (Electronics)	10,080	229,219
PMC-Sierra, Inc. * (Semiconductors)	24,192	186,520
Polycom, Inc. * (Telecommunications)	12,600	192,780
PolyMedica Corp. (Healthcare - Products)	4,032	134,951
Post Properties, Inc. (REIT)	4,536	181,213
Potlatch Corp. (Forest Products & Paper)	3,528	179,857
Power Integrations, Inc. * (Semiconductors)	5,544	132,003
Powerwave Technologies, Inc. * (Telecommunications)	14,112	177,388
Premiere Global Services, Inc. * (Telecommunications)	10,080	81,950
Price Communications Corp. * (Telecommunications)	10,584	157,384
ProAssurance Corp. * (Insurance)	3,528	171,602
Progress Software Corp. * (Software)	5,040	143,035
ProQuest Co. * (Internet)	4,536	126,600
Prosperity Bancshares, Inc. (Banks)	5,544	159,335
Provident Bankshares Corp. (Banks)	4,032	136,161
Provident Financial Services, Inc. (Savings & Loans)	8,064	149,265
Provident New York Bancorp (Savings & Loans)	12,600	138,726
PS Business Parks, Inc. (REIT)	2,016	99,187
PSS World Medical, Inc. * (Healthcare - Products)	8,568	127,149
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,520	148,025
Quanex Corp. (Metal Fabricate/Hardware)	3,024	151,109
Quanta Services, Inc. * (Commercial Services)	13,608	179,217
Quest Software, Inc. * (Software)	10,080	147,067
Radio One, Inc. * (Media)	11,592	119,977
RAIT Investment Trust (REIT)	4,032	104,509
Ralcorp Holdings, Inc. * (Food)	3,528	140,803
Rambus, Inc. * (Semiconductors)	10,080	163,195
RARE Hospitality International, Inc. * (Retail)	5,040	153,166
RC2 Corp. * (Toys/Games/Hobbies)	3,528	125,314
Reader’s Digest Association, Inc. (Media)	12,096	184,102
Red Robin Gourmet Burgers, Inc. * (Retail)	2,016	102,735
Redwood Trust, Inc. (REIT)	2,016	83,180
Regal-Beloit Corp. (Hand/Machine Tools)	6,048	214,099

See accompanying notes to the financial statements.

Regis Corp. (Retail)	6,048	233,272
Reliance Steel & Aluminum Co. (Iron/Steel)	4,536	277,241
Remington Oil & Gas Corp. * (Oil & Gas)	4,536	165,564
Republic Bancorp, Inc. (Banks)	9,072	107,957
Resource America, Inc. - Class A (Holding Companies - Diversified)	3,528	60,152
Resources Connection, Inc. * (Commercial Services)	5,544	144,477
RF Micro Devices, Inc. * (Telecommunications)	27,216	147,239
RLI Corp. (Insurance)	3,024	150,807
Rogers Corp. * (Electronics)	3,024	118,480
RSA Security, Inc. * (Internet)	10,080	113,198
Ruby Tuesday, Inc. (Retail)	7,560	195,728
Ruddick Corp. (Food)	6,048	128,701
Russell Corp. (Apparel)	6,552	88,190
Ryan’s Restaurant Group, Inc. * (Retail)	10,584	127,643
S & T Bancorp, Inc. (Banks)	4,032	148,458
SafeNet, Inc. * (Telecommunications)	4,032	129,911
Saga Communications, Inc. * (Media)	11,088	120,527
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	6,552	115,184
Sanderson Farms, Inc. (Food)	2,520	76,936
Sandy Spring Bancorp, Inc. (Banks)	4,032	140,636
Saxon Capital, Inc. (REIT)	5,040	57,103
ScanSource, Inc. * (Distribution/Wholesale)	2,520	137,794
Scholastic Corp. * (Media)	4,536	129,321
School Specialty, Inc. * (Retail)	3,024	110,195
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,520	171,612
Select Comfort Corp. * (Retail)	5,040	137,844
Selective Insurance Group, Inc. (Insurance)	3,024	160,574
Semtech Corp. * (Semiconductors)	12,600	230,077
Senior Housing Properties Trust (REIT)	6,048	102,272
Sensient Technologies Corp. (Chemicals)	6,552	117,281
SERENA Software, Inc. * (Software)	5,544	129,951
Serologicals Corp. * (Biotechnology)	7,056	139,285
SFBC International, Inc. * (Commercial Services)	2,520	40,345
Shaw Group, Inc. * (Engineering & Construction)	8,568	249,244
Shuffle Master, Inc. * (Entertainment)	6,552	164,717
Sierra Pacific Resources * (Electric)	13,104	170,877
Sigmatel, Inc. * (Semiconductors)	4,536	59,422
Silicon Image, Inc. * (Semiconductors)	12,096	109,469
Silicon Laboratories, Inc. * (Semiconductors)	5,040	184,766
Simpson Manufacturing Co., Inc. (Building Materials)	5,040	183,204
Sinclair Broadcast Group, Inc. - Class A (Media)	12,096	111,283
Skyline Corp. (Home Builders)	4,032	146,765
SkyWest, Inc. (Airlines)	6,048	162,449
Skyworks Solutions, Inc. * (Semiconductors)	19,656	100,049

See accompanying notes to the financial statements.

Sohu.com, Inc. * (Internet)	4,032	73,947
SonoSite, Inc. * (Healthcare - Products)	3,024	105,870
Sonus Networks, Inc. * (Telecommunications)	25,200	93,744
South Jersey Industries, Inc. (Gas)	2,520	73,433
Sovran Self Storage, Inc. (REIT)	2,016	94,692
Spherion Corp. * (Commercial Services)	23,184	232,073
Spirit Finance Corp. (REIT)	9,576	108,688
St. Mary Land & Exploration Co. (Oil & Gas)	6,048	222,627
Stage Stores, Inc. (Retail)	3,024	90,055
Standex International Corp. (Miscellaneous Manufacturing)	4,032	111,928
Steel Dynamics, Inc. (Iron/Steel)	5,040	178,970
STERIS Corp. (Healthcare - Products)	7,056	176,541
Sterling Bancshares, Inc. (Banks)	8,568	132,290
Sterling Financial Corp. - Spokane (Savings & Loans)	9,072	226,618
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	5,544	117,145
Stewart Enterprises, Inc. - Class A (Commercial Services)	17,640	95,432
Stewart Information Services Corp. (Insurance)	2,520	122,648
Stone Energy Corp. * (Oil & Gas)	3,528	160,630
Strayer Education, Inc. (Commercial Services)	2,016	188,899
Sun Communities, Inc. (REIT)	3,024	94,954
Sunrise Assisted Living, Inc. * (Healthcare - Services)	7,056	237,859
Superior Energy Services, Inc. * (Oil & Gas Services)	11,592	244,012
Superior Industries International, Inc. (Auto Parts & Equipment)	4,032	89,752
SureWest Communications (Telecommunications)	5,544	146,195
SurModics, Inc. * (Healthcare - Products)	2,016	74,572
Susquehanna Bancshares, Inc. (Banks)	4,536	107,412
SVB Financial Group * (Banks)	4,032	188,859
Swift Energy Co. * (Oil & Gas)	3,528	159,007
Sybron Dental Special, Inc. * (Healthcare - Products)	4,536	180,578
Sycamore Networks, Inc. * (Telecommunications)	40,320	174,182
Symyx Technologies, Inc. * (Chemicals)	4,536	123,787
Tanger Factory Outlet Centers, Inc. (REIT)	3,528	101,395
Taubman Centers, Inc. (REIT)	5,544	192,654
Technitrol, Inc. (Electronics)	11,592	198,223
Tekelec * (Telecommunications)	7,056	98,078
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,536	131,998
Telik, Inc. * (Biotechnology)	9,576	162,696
Tennant Co. (Machinery-Diversified)	3,528	183,456
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	7,056	138,368
Tessera Technologies, Inc. * (Semiconductors)	5,040	130,284

See accompanying notes to the financial statements.

TETRA Technologies, Inc. * (Oil & Gas Services)	7,560	230,731
Texas Capital Bancshares, Inc. * (Banks)	6,048	135,536
Texas Industries, Inc. (Building Materials)	2,520	125,597
Texas Regional Bancshares, Inc. - Class A (Banks)	5,040	142,632
The Children’s Place Retail Stores, Inc. * (Retail)	2,520	124,538
The Finish Line, Inc. - Class A (Retail)	6,048	105,356
The Genlyte Group, Inc. * (Building Materials)	2,520	134,996
The Liberty Corp. (Media)	2,520	117,961
The Medicines Co. * (Pharmaceuticals)	8,064	140,717
The Nautilus Group, Inc. (Leisure Time)	4,536	84,642
The Navigators Group, Inc. * (Insurance)	3,024	131,877
The Phoenix Cos., Inc. (Insurance)	12,600	171,864
The Sports Authority, Inc. * (Retail)	3,528	109,827
The Steak n Shake Co. * (Retail)	7,560	128,142
The Stride Rite Corp. (Apparel)	8,064	109,348
The Topps Co., Inc. (Toys/Games/Hobbies)	14,616	108,597
The Warnaco Group, Inc. * (Apparel)	7,056	188,535
Thor Industries, Inc. (Home Builders)	4,536	181,757
Thoratec Corp. * (Healthcare - Products)	6,552	135,561
THQ, Inc. * (Software)	7,560	180,306
Tibco Software, Inc. * (Internet)	25,200	188,244
Tierone Corp. (Savings & Loans)	6,552	192,694
Todco - Class A (Oil & Gas)	6,552	249,369
Too, Inc. * (Retail)	5,040	142,178
Tootsie Roll Industries, Inc. (Food)	3,528	102,065
Town & Country Trust (REIT)	3,528	119,282
Tractor Supply Co. * (Retail)	3,528	186,772
Trammell Crow Co. * (Real Estate)	4,536	116,348
Transaction Systems Architect, Inc. * (Software)	6,048	174,122
Tredegar Corp. (Miscellaneous Manufacturing)	8,568	110,442
Triarc Cos., Inc. (Retail)	7,056	104,782
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,040	222,113
Triumph Group, Inc. * (Aerospace/Defense)	3,528	129,160
TrustCo Bank Corp. NY (Banks)	10,080	125,194
Trustmark Corp. (Banks)	5,040	138,449
Trustreet Properties, Inc. (REIT)	7,056	103,159
Tuesday Morning Corp. (Retail)	3,528	73,806
Tupperware Corp. (Household Products/Wares)	7,056	158,054
U-Store-It Trust (REIT)	7,056	148,529
UCBH Holdings, Inc. (Banks)	10,584	189,242
UMB Financial Corp. (Banks)	2,016	128,843
Umpqua Holdings Corp. (Banks)	6,552	186,929
Unisource Energy Corp. (Electric)	4,032	125,798
United Auto Group, Inc. (Retail)	4,032	154,022
United Bankshares, Inc. (Banks)	3,528	124,327
United Community Banks, Inc. (Banks)	4,536	120,930

See accompanying notes to the financial statements.

United Natural Foods, Inc. * (Food)	5,040	133,056
United Rentals, Inc. * (Commercial Services)	7,056	165,040
United Stationers, Inc. * (Distribution/Wholesale)	4,032	195,552
United Surgical Partners International, Inc. * (Healthcare - Services)	4,032	129,629
United Therapeutics Corp. * (Pharmaceuticals)	2,520	174,182
Universal Corp. (Agriculture)	3,024	131,121
Unizan Financial Corp. (Banks)	5,040	133,862
Unova, Inc. * (Machinery-Diversified)	6,552	221,458
URS Corp. * (Engineering & Construction)	5,040	189,554
USA Mobility, Inc. (Telecommunications)	4,032	111,767
USEC, Inc. (Mining)	10,080	120,456
UTStarcom, Inc. * (Telecommunications)	13,608	109,680
Vail Resorts, Inc. * (Entertainment)	4,032	133,177
Valassis Communications, Inc. * (Commercial Services)	6,048	175,815
ValueClick, Inc. * (Internet)	12,096	219,059
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,544	243,549
Varian, Inc. * (Electronics)	4,032	160,433
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,528	149,411
Ventiv Health, Inc. * (Advertising)	6,552	154,758
Veritas DGC, Inc. * (Oil & Gas Services)	4,536	160,983
Vertex Pharmaceuticals, Inc. * (Biotechnology)	11,088	306,806
Viad Corp. (Commercial Services)	6,048	177,388
Viasys Healthcare, Inc. * (Healthcare - Products)	4,536	116,575
Visteon Corp. * (Auto Parts & Equipment)	13,608	85,186
W Holding Co., Inc. (Banks)	11,592	95,402
W-H Energy Services, Inc. * (Oil & Gas Services)	5,544	183,396
Wabash National Corp. (Auto Manufacturers)	5,040	96,012
Wabtec Corp. (Machinery-Diversified)	7,560	203,364
Waddell & Reed Financial, Inc. (Diversified Financial Services)	9,072	190,240
Walter Industries, Inc. (Holding Companies - Diversified)	4,032	200,471
Washington Group International, Inc. (Engineering & Construction)	3,024	160,181
Washington REIT	4,536	137,668
Waste Connections, Inc. * (Environmental Control)	6,552	225,781
Watsco, Inc. (Distribution/Wholesale)	3,528	211,010
Watson Wyatt & Co. Holdings (Commercial Services)	8,064	224,986
Watts Industries, Inc. - Class A (Electronics)	5,544	167,928
WCI Communities, Inc. * (Home Builders)	4,032	108,259
WD-40 Co. (Household Products/Wares)	3,528	92,645

See accompanying notes to the financial statements.

WebEx Communications, Inc. * (Internet)	5,040	109,015
Websense, Inc. * (Internet)	3,528	231,578
Werner Enterprises, Inc. (Transportation)	5,544	109,217
Wesbanco, Inc. (Banks)	3,528	107,286
WESCO International, Inc. * (Distribution/Wholesale)	4,032	172,287
West Coast Bancorp (Banks)	5,544	146,639
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,536	113,536
Westamerica Bancorp (Banks)	4,032	213,979
WGL Holdings, Inc. (Gas)	4,032	121,202
Whiting Petroleum Corp. * (Oil & Gas)	3,528	141,120
Wind River Systems, Inc. * (Software)	10,584	156,326
Winnebago Industries, Inc. (Home Builders)	4,536	150,958
Wintrust Financial Corp. (Banks)	4,032	221,358
Witness Systems, Inc. * (Software)	7,560	148,705
WMS Industries, Inc. * (Leisure Time)	3,528	88,518
Wolverine World Wide, Inc. (Apparel)	7,560	169,798
Woodward Governor Co. (Electronics)	1,512	130,047
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,072	174,273
Wright Express Corp. * (Commercial Services)	5,040	110,880
Wright Medical Group, Inc. * (Healthcare - Products)	4,032	82,253
Yankee Candle Co., Inc. (Household Products/Wares)	5,544	141,926
Zale Corp. * (Retail)	6,048	152,107
Zenith National Insurance Corp. (Insurance)	3,024	139,467
Zoll Medical Corp. * (Healthcare - Products)	5,040	126,958

TOTAL COMMON STOCKS (Cost $111,897,228)		113,285,290

	Principal Amount
Repurchase Agreements (27.7%)
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $43,463,102 (Collateralized by $44,831,000 various U.S. Government Agency Obligations, 3.50%-7.125%, 3/15/07-6/15/10, market value $44,315,308)	$43,445,000	$43,445,000

TOTAL REPURCHASE AGREEMENTS (Cost $43,445,000)		43,445,000

TOTAL INVESTMENT SECURITIES (Cost $155,342,228) - 100.1%		156,730,290
Net other assets (liabilities) - (0.1)%		(133,375)

NET ASSETS - 100.0%		$156,596,915

*	Non-income producing security

See accompanying notes to the financial statements.

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $29,349,450)	87	$(628,967)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $3,845,790)	57	4,057

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $967,836)	1,438	(4,400)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $17,693,378)	26,282	(181,614)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.3%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.6%
Banks	6.4%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.9%
Chemicals	0.9%
Commercial Services	3.7%
Computers	1.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.1%
Electric	1.2%
Electrical Components & Equipment	0.3%
Electronics	1.9%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.7%
Entertainment	0.4%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.6%
Healthcare - Products	2.4%
Healthcare - Services	1.1%
Holding Companies - Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	1.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	1.6%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.4%

See accompanying notes to the financial statements.

Office/Business Equipment	0.2%
Oil & Gas	2.6%
Oil & Gas Services	1.8%
Packaging & Containers	0.1%
Pharmaceuticals	2.5%
Real Estate	0.2%
Real Estate Investment Trust	3.8%
Retail	4.5%
Savings & Loans	1.9%
Semiconductors	3.0%
Software	2.5%
Telecommunications	3.1%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.1%
Trucking & Leasing	0.1%
Water	0.1%
Other***	27.6%

***	Includes non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

UltraBull ProFund

Schedule of Portfolio Investments

December 31, 2005

	Shares	Value
Common Stocks (85.9%)
3M Co. (Miscellaneous Manufacturing)	9,452	$732,530
Abbott Laboratories (Pharmaceuticals)	19,448	766,835
ACE, Ltd. (Insurance)	4,080	218,035
ADC Telecommunications, Inc. * (Telecommunications)	1,360	30,382
Adobe Systems, Inc. (Software)	7,412	273,948
Advanced Micro Devices, Inc. * (Semiconductors)	4,964	151,898
Aetna, Inc. (Healthcare - Services)	3,536	333,480
Affiliated Computer Services, Inc. - Class A * (Computers)	1,564	92,558
AFLAC, Inc. (Insurance)	6,256	290,404
Agilent Technologies, Inc. * (Electronics)	5,168	172,043
Air Products & Chemicals, Inc. (Chemicals)	2,856	169,047
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	952	43,554
Albertson’s, Inc. (Food)	4,556	97,271
Alcoa, Inc. (Mining)	10,948	323,732
Allegheny Energy, Inc. * (Electric)	2,040	64,566
Allegheny Technologies, Inc. (Iron/Steel)	1,088	39,255
Allergan, Inc. (Pharmaceuticals)	1,632	176,191
Allied Waste Industries, Inc. * (Environmental Control)	2,788	24,367
Allstate Corp. (Insurance)	8,160	441,211
Alltel Corp. (Telecommunications)	4,760	300,356
Altera Corp. * (Semiconductors)	4,556	84,423
Altria Group, Inc. (Agriculture)	24,956	1,864,712
Amazon.com, Inc. * (Internet)	3,808	179,547
Ambac Financial Group, Inc. (Insurance)	1,292	99,562
Amerada Hess Corp. (Oil & Gas)	1,020	129,356
Ameren Corp. (Electric)	2,516	128,920
American Electric Power, Inc. (Electric)	4,964	184,115
American Express Co. (Diversified Financial Services)	15,504	797,836
American International Group, Inc. (Insurance)	32,708	2,231,667
American Power Conversion Corp. (Electrical Components & Equipment)	2,108	46,376
American Standard Cos. (Building Materials)	2,312	92,364
Ameriprise Financial, Inc. (Diversified Financial Services)	3,060	125,460
AmerisourceBergen Corp. (Pharmaceuticals)	2,584	106,978
Amgen, Inc. * (Biotechnology)	14,688	1,158,296
AmSouth Bancorp (Banks)	4,352	114,066
Anadarko Petroleum Corp. (Oil & Gas)	2,992	283,492

See accompanying notes to the financial statements.

Analog Devices, Inc. (Semiconductors)	4,624	165,863
Andrew Corp. * (Telecommunications)	2,040	21,889
Anheuser-Busch Cos., Inc. (Beverages)	9,656	414,822
AON Corp. (Insurance)	4,012	144,231
Apache Corp. (Oil & Gas)	4,216	288,880
Apartment Investment and Management Co. - Class A (REIT)	1,224	46,353
Apollo Group, Inc. - Class A * (Commercial Services)	1,836	111,005
Apple Computer, Inc. * (Computers)	10,472	752,832
Applera Corp. - Applied Biosystems Group (Electronics)	2,312	61,407
Applied Materials, Inc. (Semiconductors)	20,196	362,316
Applied Micro Circuits Corp. * (Semiconductors)	3,808	9,787
Archer-Daniels-Midland Co. (Agriculture)	8,092	199,549
Archstone-Smith Trust (REIT)	2,652	111,092
Ashland, Inc. (Chemicals)	884	51,184
AT&T Corp. (Telecommunications)	48,756	1,194,035
Autodesk, Inc. (Software)	2,924	125,586
Automatic Data Processing, Inc. (Software)	7,208	330,775
AutoNation, Inc. * (Retail)	2,244	48,762
AutoZone, Inc. * (Retail)	680	62,390
Avaya, Inc. * (Telecommunications)	5,236	55,868
Avery Dennison Corp. (Household Products/Wares)	1,360	75,167
Avon Products, Inc. (Cosmetics/Personal Care)	5,644	161,136
Baker Hughes, Inc. (Oil & Gas Services)	4,284	260,382
Ball Corp. (Packaging & Containers)	1,292	51,318
Bank of America Corp. (Banks)	50,184	2,315,991
Bank of New York Co., Inc. (Banks)	9,724	309,709
Bard (C.R.), Inc. (Healthcare - Products)	1,292	85,169
Bausch & Lomb, Inc. (Healthcare - Products)	680	46,172
Baxter International, Inc. (Healthcare - Products)	7,752	291,863
BB&T Corp. (Banks)	6,800	284,988
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,360	157,121
Becton, Dickinson & Co. (Healthcare - Products)	3,128	187,930
Bed Bath & Beyond, Inc. * (Retail)	3,672	132,743
BellSouth Corp. (Telecommunications)	22,780	617,338
Bemis Co., Inc. (Packaging & Containers)	1,360	37,890
Best Buy Co., Inc. (Retail)	5,100	221,748
Big Lots, Inc. * (Retail)	1,496	17,967
Biogen Idec, Inc. * (Biotechnology)	4,216	191,111
Biomet, Inc. (Healthcare - Products)	3,128	114,391
BJ Services Co. (Oil & Gas Services)	4,012	147,120

See accompanying notes to the financial statements.

Black & Decker Corp. (Hand/Machine Tools)	952	82,786
BMC Software, Inc. * (Software)	2,652	54,339
Boeing Co. (Aerospace/Defense)	10,132	711,672
Boston Scientific Corp. * (Healthcare - Products)	7,276	178,189
Bristol-Myers Squibb Co. (Pharmaceuticals)	24,480	562,550
Broadcom Corp. - Class A * (Semiconductors)	3,604	169,929
Brown-Forman Corp. (Beverages)	1,020	70,706
Brunswick Corp. (Leisure Time)	1,224	49,768
Burlington Northern Santa Fe Corp. (Transportation)	4,624	327,472
Burlington Resources, Inc. (Oil & Gas)	4,692	404,450
Campbell Soup Co. (Food)	2,312	68,828
Capital One Financial Corp. (Diversified Financial Services)	3,672	317,261
Cardinal Health, Inc. (Pharmaceuticals)	5,372	369,325
Caremark Rx, Inc. * (Pharmaceuticals)	5,644	292,303
Carnival Corp. (Leisure Time)	5,440	290,876
Caterpillar, Inc. (Machinery - Construction & Mining)	8,500	491,045
Cendant Corp. (Commercial Services)	12,716	219,350
CenterPoint Energy, Inc. (Electric)	3,876	49,807
Centex Corp. (Home Builders)	1,632	116,672
CenturyTel, Inc. (Telecommunications)	1,632	54,117
ChevronTexaco Corp. (Oil & Gas)	28,084	1,594,330
Chiron Corp. * (Biotechnology)	1,360	60,466
Chubb Corp. (Insurance)	2,516	245,687
CIENA Corp. * (Telecommunications)	7,004	20,802
CIGNA Corp. (Insurance)	1,564	174,699
Cincinnati Financial Corp. (Insurance)	2,176	97,224
Cinergy Corp. (Electric)	2,516	106,829
Cintas Corp. (Textiles)	1,700	70,006
Circuit City Stores, Inc. (Retail)	1,972	44,547
Cisco Systems, Inc. * (Telecommunications)	76,228	1,305,024
CIT Group, Inc. (Diversified Financial Services)	2,448	126,757
Citigroup, Inc. (Diversified Financial Services)	63,716	3,092,138
Citizens Communications Co. (Telecommunications)	4,216	51,562
Citrix Systems, Inc. * (Software)	2,244	64,582
Clear Channel Communications, Inc. (Media)	6,800	213,860
Clorox Co. (Household Products/Wares)	1,904	108,319
CMS Energy Corp. * (Electric)	2,720	39,467
Coach, Inc. * (Apparel)	4,760	158,698
Coca-Cola Co. (Beverages)	25,772	1,038,869
Coca-Cola Enterprises, Inc. (Beverages)	3,808	72,999
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,460	354,331
Comcast Corp. - Special Class A * (Media)	26,792	695,520

See accompanying notes to the financial statements.

Comerica, Inc. (Banks)	2,108	119,650
Compass Bancshares, Inc. (Banks)	1,564	75,526
Computer Associates International, Inc. (Software)	5,780	162,938
Computer Sciences Corp. * (Computers)	2,312	117,080
Compuware Corp. * (Software)	4,828	43,307
Comverse Technology, Inc. * (Telecommunications)	2,584	68,709
ConAgra Foods, Inc. (Food)	6,460	131,009
ConocoPhillips (Oil & Gas)	17,136	996,972
Consolidated Edison, Inc. (Electric)	3,060	141,770
Constellation Brands, Inc. * (Beverages)	2,516	65,995
Constellation Energy Group, Inc. (Electric)	2,244	129,254
Convergys Corp. * (Commercial Services)	1,768	28,023
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,156	84,388
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	748	11,459
Corning, Inc. * (Telecommunications)	19,108	375,663
Costco Wholesale Corp. (Retail)	5,848	289,301
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,480	255,741
Coventry Health Care, Inc. * (Healthcare - Services)	2,040	116,198
CSX Corp. (Transportation)	2,720	138,094
Cummins, Inc. (Machinery-Diversified)	612	54,915
CVS Corp. (Retail)	10,336	273,077
D.R. Horton, Inc. (Home Builders)	3,400	121,482
Dana Corp. (Auto Parts & Equipment)	1,904	13,671
Danaher Corp. (Miscellaneous Manufacturing)	2,992	166,894
Darden Restaurants, Inc. (Retail)	1,632	63,452
Deere & Co. (Machinery-Diversified)	2,992	203,785
Dell, Inc. * (Computers)	29,308	878,947
Devon Energy Corp. (Oil & Gas)	5,644	352,976
Dillards, Inc. - Class A (Retail)	748	18,565
Dollar General Corp. (Retail)	3,944	75,212
Dominion Resources, Inc. (Electric)	4,352	335,974
Dover Corp. (Miscellaneous Manufacturing)	2,516	101,873
Dow Jones & Co., Inc. (Media)	748	26,547
DTE Energy Co. (Electric)	2,244	96,918
Du Pont (Chemicals)	11,560	491,300
Duke Energy Corp. (Electric)	11,560	317,322
Dynegy, Inc. - Class A * (Pipelines)	3,808	18,431
E*TRADE Financial Corp. * (Diversified Financial Services)	4,896	102,131
Eastman Chemical Co. (Chemicals)	1,020	52,622
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,604	84,334
Eaton Corp. (Miscellaneous Manufacturing)	1,836	123,177
eBay, Inc. * (Internet)	14,008	605,846
Ecolab, Inc. (Chemicals)	2,312	83,856
Edison International (Electric)	4,080	177,929

See accompanying notes to the financial statements.

El Paso Corp. (Pipelines)	8,228	100,052
Electronic Arts, Inc. * (Software)	3,740	195,639
Electronic Data Systems Corp. (Computers)	6,528	156,933
Eli Lilly & Co. (Pharmaceuticals)	14,076	796,561
EMC Corp. * (Computers)	29,376	400,101
Emerson Electric Co. (Electrical Components & Equipment)	5,236	391,129
Engelhard Corp. (Chemicals)	1,496	45,104
Entergy Corp. (Electric)	2,584	177,392
EOG Resources, Inc. (Oil & Gas)	2,992	219,523
Equifax, Inc. (Commercial Services)	1,632	62,049
Equity Office Properties Trust (REIT)	5,100	154,683
Equity Residential Properties Trust (REIT)	3,672	143,649
Exelon Corp. (Electric)	8,228	437,236
Express Scripts, Inc * (Pharmaceuticals)	1,836	153,857
Exxon Mobil Corp. (Oil & Gas)	77,996	4,381,036
Family Dollar Stores, Inc. (Retail)	1,972	48,886
Fannie Mae (Diversified Financial Services)	12,104	590,796
Federated Department Stores, Inc. (Retail)	3,468	230,032
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,088	40,300
FedEx Corp. (Transportation)	3,740	386,679
Fifth Third Bancorp (Banks)	6,936	261,626
First Data Corp. (Software)	9,520	409,455
First Horizon National Corp. (Banks)	1,564	60,120
FirstEnergy Corp. (Electric)	4,080	199,879
Fiserv, Inc. * (Software)	2,312	100,040
Fisher Scientific International, Inc. * (Electronics)	1,564	96,749
Fluor Corp. (Engineering & Construction)	1,088	84,059
Ford Motor Co. (Auto Manufacturers)	23,120	178,486
Forest Laboratories, Inc. * (Pharmaceuticals)	4,216	171,507
Fortune Brands, Inc. (Household Products/Wares)	1,836	143,245
FPL Group, Inc. (Electric)	4,964	206,304
Franklin Resources, Inc. (Diversified Financial Services)	1,836	172,602
Freddie Mac (Diversified Financial Services)	8,568	559,919
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,312	124,386
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,168	130,079
Gannett Co., Inc. (Media)	2,992	181,225
Gateway, Inc. * (Computers)	3,264	8,193
General Dynamics Corp. (Aerospace/Defense)	2,448	279,194
General Electric Co. (Miscellaneous Manufacturing)	130,832	4,585,661
General Mills, Inc. (Food)	4,488	221,348
General Motors Corp. (Auto Manufacturers)	7,140	138,659
Genuine Parts Co. (Distribution/Wholesale)	2,176	95,570

See accompanying notes to the financial statements.

Genworth Financial, Inc. - Class A (Diversified Financial Services)	4,692	162,249
Genzyme Corp. * (Biotechnology)	3,196	226,213
Gilead Sciences, Inc. * (Pharmaceuticals)	5,644	297,044
Golden West Financial Corp. (Savings & Loans)	3,196	210,936
Goodrich Corp. (Aerospace/Defense)	1,564	64,280
Guidant Corp. (Healthcare - Products)	4,148	268,583
H & R Block, Inc. (Commercial Services)	4,080	100,164
Halliburton Co. (Oil & Gas Services)	6,460	400,262
Harley-Davidson, Inc. (Leisure Time)	3,400	175,066
Harrah’s Entertainment, Inc. (Lodging)	2,312	164,822
Hartford Financial Services Group, Inc. (Insurance)	3,740	321,229
Hasbro, Inc. (Toys/Games/Hobbies)	2,244	45,284
HCA, Inc. (Healthcare - Services)	5,304	267,852
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,128	68,691
Heinz (H.J.) Co. (Food)	4,216	142,164
Hercules, Inc. * (Chemicals)	1,428	16,136
Hewlett-Packard Co. (Computers)	36,176	1,035,719
Hilton Hotels Corp. (Lodging)	4,012	96,729
Home Depot, Inc. (Retail)	26,384	1,068,024
Honeywell International, Inc. (Miscellaneous Manufacturing)	10,404	387,549
Hospira, Inc. * (Pharmaceuticals)	1,972	84,362
Humana, Inc. * (Healthcare - Services)	2,040	110,833
Huntington Bancshares, Inc. (Banks)	2,856	67,830
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,584	227,366
IMS Health, Inc. (Software)	2,924	72,866
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	4,148	167,455
Intel Corp. (Semiconductors)	75,276	1,878,888
International Business Machines Corp. (Computers)	19,584	1,609,804
International Flavors & Fragrances, Inc. (Chemicals)	1,020	34,170
International Game Technology (Entertainment)	4,216	129,768
International Paper Co. (Forest Products & Paper)	6,120	205,694
Interpublic Group of Cos., Inc. * (Advertising)	5,236	50,527
Intuit, Inc. * (Software)	2,244	119,605
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,156	118,860
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,924	162,574
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,588	1,730,008
Jabil Circuit, Inc. * (Electronics)	2,176	80,708
Janus Capital Group, Inc. (Diversified Financial Services)	2,720	50,674
JDS Uniphase Corp. * (Telecommunications)	21,012	49,588
Jefferson-Pilot Corp. (Insurance)	1,700	96,781

See accompanying notes to the financial statements.

Johnson & Johnson (Healthcare - Products)	37,060	2,227,306
Johnson Controls, Inc. (Auto Parts & Equipment)	2,380	173,526
Jones Apparel Group, Inc. (Apparel)	1,496	45,957
KB Home (Home Builders)	952	69,172
Kellogg Co. (Food)	3,196	138,131
Kerr-McGee Corp. (Oil & Gas)	1,428	129,748
KeyCorp (Banks)	5,032	165,704
KeySpan Corp. (Gas)	2,108	75,235
Kimberly-Clark Corp. (Household Products/Wares)	5,848	348,833
Kinder Morgan, Inc. (Pipelines)	1,292	118,799
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,992	50,625
KLA -Tencor Corp. (Semiconductors)	2,516	124,114
Knight-Ridder, Inc. (Media)	884	55,957
Kohls Corp. * (Retail)	4,352	211,507
Kroger Co. * (Food)	9,112	172,035
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,496	111,228
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,632	87,883
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,312	53,084
Lennar Corp. - Class A (Home Builders)	1,632	99,585
Lexmark International, Inc. - Class A * (Computers)	1,428	64,017
Limited, Inc. (Retail)	4,352	97,267
Lincoln National Corp. (Insurance)	2,176	115,393
Linear Technology Corp. (Semiconductors)	3,808	137,355
Liz Claiborne, Inc. (Apparel)	1,360	48,715
Lockheed Martin Corp. (Aerospace/Defense)	4,420	281,245
Loews Corp. (Insurance)	1,700	161,245
Louisiana-Pacific Corp. (Forest Products & Paper)	1,360	37,359
Lowe’s Cos., Inc. (Retail)	9,724	648,202
LSI Logic Corp. * (Semiconductors)	5,032	40,256
Lucent Technologies, Inc. * (Telecommunications)	54,196	144,161
M&T Bank Corp. (Banks)	1,020	111,231
Manor Care, Inc. (Healthcare - Services)	952	37,861
Marathon Oil Corp. (Oil & Gas)	4,692	286,071
Marriott International, Inc. - Class A (Lodging)	2,040	136,619
Marsh & McLennan Cos., Inc. (Insurance)	6,732	213,808
Marshall & Ilsley Corp. (Banks)	2,584	111,215
Masco Corp. (Building Materials)	5,236	158,075
Mattel, Inc. (Toys/Games/Hobbies)	5,100	80,682
Maxim Integrated Products, Inc. (Semiconductors)	4,148	150,324
Maytag Corp. (Home Furnishings)	1,020	19,196
MBIA, Inc. (Insurance)	1,700	102,272
MBNA Corp. (Diversified Financial Services)	15,640	424,782

See accompanying notes to the financial statements.

McCormick & Co., Inc. (Food)	1,632	50,461
McDonald’s Corp. (Retail)	15,912	536,553
McGraw-Hill Cos., Inc. (Media)	4,692	242,248
McKesson Corp. (Commercial Services)	3,876	199,963
MeadWestvaco Corp. (Forest Products & Paper)	2,244	62,899
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,876	216,281
MedImmune, Inc. * (Biotechnology)	3,060	107,161
Medtronic, Inc. (Healthcare - Products)	15,028	865,162
Mellon Financial Corp. (Banks)	5,304	181,662
Merck & Co., Inc. (Pharmaceuticals)	26,724	850,089
Mercury Interactive Corp. * (Software)	1,088	30,236
Meredith Corp. (Media)	544	28,473
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,576	309,932
MetLife, Inc. (Insurance)	9,384	459,816
MGIC Investment Corp. (Insurance)	1,156	76,088
Micron Technology, Inc. * (Semiconductors)	7,684	102,274
Microsoft Corp. (Software)	114,784	3,001,602
Millipore Corp. * (Biotechnology)	612	40,416
Molex, Inc. (Electrical Components & Equipment)	1,768	45,880
Molson Coors Brewing Co. - Class B (Beverages)	680	45,553
Monsanto Co. (Agriculture)	3,264	253,058
Monster Worldwide, Inc. * (Internet)	1,564	63,842
Moody’s Corp. (Commercial Services)	3,128	192,122
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	13,532	767,806
Motorola, Inc. (Telecommunications)	30,872	697,398
Murphy Oil Corp. (Oil & Gas)	2,108	113,811
Mylan Laboratories, Inc. (Pharmaceuticals)	2,720	54,291
Nabors Industries, Ltd. * (Oil & Gas)	1,972	149,379
National City Corp. (Banks)	6,936	232,842
National Semiconductor Corp. (Semiconductors)	4,284	111,298
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,176	136,435
Navistar International Corp. * (Auto Manufacturers)	748	21,408
NCR Corp. * (Computers)	2,312	78,469
Network Appliance, Inc. * (Computers)	4,624	124,848
Newell Rubbermaid, Inc. (Housewares)	3,468	82,469
Newmont Mining Corp. (Mining)	5,508	294,127
News Corp. - Class A (Media)	30,328	471,600
NICOR, Inc. (Gas)	544	21,385
NIKE, Inc. - Class B (Apparel)	2,380	206,561
NiSource, Inc. (Electric)	3,332	69,506
Noble Corp. (Oil & Gas)	1,700	119,918
Nordstrom, Inc. (Retail)	2,720	101,728
Norfolk Southern Corp. (Transportation)	5,100	228,633
North Fork Bancorp, Inc. (Banks)	5,984	163,722

See accompanying notes to the financial statements.

Northern Trust Corp. (Banks)	2,312	119,808
Northrop Grumman Corp. (Aerospace/Defense)	4,420	265,686
Novell, Inc. * (Software)	4,760	42,031
Novellus Systems, Inc. * (Semiconductors)	1,700	41,004
Nucor Corp. (Iron/Steel)	1,904	127,035
NVIDIA Corp. * (Semiconductors)	2,176	79,555
Occidental Petroleum Corp. (Oil & Gas)	5,100	407,388
Office Depot, Inc. * (Retail)	3,876	121,706
OfficeMax, Inc. (Retail)	884	22,418
Omnicom Group, Inc. (Advertising)	2,244	191,032
Oracle Corp. * (Software)	46,716	570,402
PACCAR, Inc. (Auto Manufacturers)	2,176	150,644
Pactiv Corp. * (Packaging & Containers)	1,768	38,896
Pall Corp. (Miscellaneous Manufacturing)	1,564	42,009
Parametric Technology Corp. * (Software)	3,128	19,081
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,496	98,676
Patterson Cos., Inc. * (Healthcare - Products)	1,700	56,780
Paychex, Inc. (Commercial Services)	4,216	160,714
Peoples Energy Corp. (Gas)	476	16,693
PepsiCo, Inc. (Beverages)	20,536	1,213,268
PerkinElmer, Inc. (Electronics)	1,632	38,450
Pfizer, Inc. (Pharmaceuticals)	92,140	2,148,704
PG&E Corp. (Electric)	4,284	159,022
Phelps Dodge Corp. (Mining)	1,224	176,097
Pinnacle West Capital Corp. (Electric)	1,224	50,612
Pitney Bowes, Inc. (Office/Business Equipment)	2,856	120,666
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,312	83,348
PMC-Sierra, Inc. * (Semiconductors)	2,312	17,826
PNC Financial Services Group (Banks)	3,672	227,040
PPG Industries, Inc. (Chemicals)	2,108	122,053
PPL Corp. (Electric)	4,760	139,944
Praxair, Inc. (Chemicals)	4,080	216,077
Principal Financial Group, Inc. (Insurance)	3,536	167,712
Procter & Gamble Co. (Cosmetics/Personal Care)	42,228	2,444,157
Progress Energy, Inc. (Electric)	3,128	137,382
Progress Energy, Inc. CVO (Electric)	987	0
Progressive Corp. (Insurance)	2,448	285,877
Prologis (REIT)	3,060	142,963
Prudential Financial, Inc. (Insurance)	6,324	462,854
Public Service Enterprise Group, Inc. (Electric)	3,060	198,808
Public Storage, Inc. (REIT)	1,020	69,074
Pulte Homes, Inc. (Home Builders)	2,720	107,059
QLogic Corp. * (Semiconductors)	1,020	33,160
Qualcomm, Inc. (Telecommunications)	20,740	893,479
Quest Diagnostics, Inc. (Healthcare - Services)	2,108	108,520

See accompanying notes to the financial statements.

Qwest Communications International, Inc. * (Telecommunications)	18,836	106,423
R.R. Donnelley & Sons Co. (Commercial Services)	2,720	93,051
RadioShack Corp. (Retail)	1,700	35,751
Raytheon Co. (Aerospace/Defense)	5,576	223,876
Reebok International, Ltd. (Apparel)	680	39,596
Regions Financial Corp. (Banks)	5,712	195,122
Reynolds American, Inc. (Agriculture)	1,088	103,719
Robert Half International, Inc. (Commercial Services)	2,108	79,872
Rockwell Collins, Inc. (Aerospace/Defense)	2,176	101,119
Rockwell International Corp. (Machinery-Diversified)	2,244	132,755
Rohm & Haas Co. (Chemicals)	1,836	88,899
Rowan Cos., Inc. (Oil & Gas)	1,360	48,470
Ryder System, Inc. (Transportation)	816	33,472
Sabre Holdings Corp. (Leisure Time)	1,632	39,348
SAFECO Corp. (Insurance)	1,564	88,366
Safeway, Inc. (Food)	5,644	133,537
Sanmina-SCI Corp. * (Electronics)	6,392	27,230
Sara Lee Corp. (Food)	9,452	178,643
Schering-Plough Corp. (Pharmaceuticals)	18,632	388,477
Schlumberger, Ltd. (Oil & Gas Services)	7,480	726,681
Schwab (Diversified Financial Services)	12,988	190,534
Scientific-Atlanta, Inc. (Telecommunications)	1,904	82,005
Seagate Technology, Inc. * (a) (Computers)	2,565	0
Sealed Air Corp. * (Packaging & Containers)	1,020	57,293
Sears Holdings Corp. * (Retail)	1,224	141,409
Sempra Energy (Gas)	3,196	143,308
Sherwin-Williams Co. (Chemicals)	1,428	64,860
Siebel Systems, Inc. (Software)	6,596	69,786
Sigma-Aldrich Corp. (Chemicals)	816	51,645
Simon Property Group, Inc. (REIT)	2,312	177,169
SLM Corp. (Diversified Financial Services)	5,236	288,451
Snap-on, Inc. (Hand/Machine Tools)	748	28,095
Solectron Corp. * (Electronics)	11,288	41,314
Southern Co. (Electric)	9,248	319,333
Southwest Airlines Co. (Airlines)	8,500	139,655
Sovereign Bancorp, Inc. (Savings & Loans)	4,488	97,031
Sprint Corp. (Telecommunications)	36,992	864,133
St. Jude Medical, Inc. * (Healthcare - Products)	4,488	225,298
St. Paul Cos., Inc. (Insurance)	8,636	385,770
Staples, Inc. (Retail)	9,112	206,934
Starbucks Corp. * (Retail)	9,588	287,736
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,720	173,700
State Street Corp. (Banks)	4,148	229,965
Stryker Corp. (Healthcare - Products)	3,672	163,147
Sun Microsystems, Inc. * (Computers)	41,888	175,511
Sunoco, Inc. (Oil & Gas)	1,768	138,576

See accompanying notes to the financial statements.

SunTrust Banks, Inc. (Banks)	4,556	331,495
SuperValu, Inc. (Food)	1,700	55,216
Symantec Corp. * (Internet)	13,804	241,570
Symbol Technologies, Inc. (Electronics)	3,128	40,101
Synovus Financial Corp. (Banks)	3,944	106,527
Sysco Corp. (Food)	7,684	238,587
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,632	117,553
Target Corp. (Retail)	10,948	601,812
TECO Energy, Inc. (Electric)	2,584	44,393
Tektronix, Inc. (Electronics)	1,020	28,774
Tellabs, Inc. * (Telecommunications)	5,644	61,520
Temple-Inland, Inc. (Forest Products & Paper)	1,360	60,996
Tenet Healthcare Corp. * (Healthcare - Services)	5,984	45,837
Teradyne, Inc. * (Semiconductors)	2,448	35,667
Texas Instruments, Inc. (Semiconductors)	20,400	654,227
Textron, Inc. (Miscellaneous Manufacturing)	1,632	125,631
The AES Corp. * (Electric)	8,296	131,326
The Dow Chemical Co. (Chemicals)	12,172	533,377
The E.W. Scripps Co. - Class A (Media)	1,020	48,980
The Gap, Inc. (Retail)	7,208	127,149
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,176	37,819
The Hershey Co. (Food)	2,244	123,981
The New York Times Co. - Class A (Media)	1,836	48,562
The Pepsi Bottling Group, Inc. (Beverages)	1,700	48,637
The Stanley Works (Hand/Machine Tools)	884	42,467
Thermo Electron Corp. * (Electronics)	2,040	61,465
Tiffany & Co. (Retail)	1,768	67,697
Time Warner, Inc. (Media)	58,276	1,016,334
TJX Cos., Inc. (Retail)	5,712	132,690
Torchmark Corp. (Insurance)	1,292	71,835
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,148	289,074
Tribune Co. (Media)	3,264	98,769
TXU Corp. (Electric)	5,984	300,337
Tyco International, Ltd. (Miscellaneous Manufacturing)	25,228	728,080
Tyson Foods, Inc. - Class A (Food)	3,128	53,489
U.S. Bancorp (Banks)	22,576	674,797
Union Pacific Corp. (Transportation)	3,264	262,785
Unisys Corp. * (Computers)	4,352	25,372
United Parcel Service, Inc. - Class B (Transportation)	13,736	1,032,260
United States Steel Corp. (Iron/Steel)	1,428	68,644
United Technologies Corp. (Aerospace/Defense)	12,580	703,348
UnitedHealth Group, Inc. (Healthcare - Services)	15,708	976,096
Univision Communications, Inc. - Class A * (Media)	2,856	83,938

See accompanying notes to the financial statements.

UnumProvident Corp. (Insurance)	3,740	85,085
UST, Inc. (Agriculture)	2,040	83,293
V. F. Corp. (Apparel)	1,156	63,973
Valero Energy Corp. (Oil & Gas)	7,888	407,021
Verizon Communications, Inc. (Telecommunications)	34,408	1,036,370
Viacom, Inc. - Class B (Media)	19,584	638,438
Vornado Realty Trust (REIT)	1,496	124,871
Vulcan Materials Co. (Building Materials)	1,292	87,533
W.W. Grainger, Inc. (Distribution/Wholesale)	952	67,687
Wachovia Corp. (Banks)	19,312	1,020,832
Wal-Mart Stores, Inc. (Retail)	31,280	1,463,904
Walgreen Co. (Retail)	12,784	565,820
Walt Disney Co. (Media)	24,208	580,266
Washington Mutual, Inc. (Savings & Loans)	12,376	538,356
Waste Management, Inc. (Environmental Control)	6,868	208,444
Waters Corp. * (Electronics)	1,428	53,978
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,292	42,003
Weatherford International, Ltd. * (Oil & Gas Services)	4,284	155,081
WellPoint, Inc. * (Healthcare - Services)	7,684	613,107
Wells Fargo & Co. (Banks)	20,944	1,315,911
Wendy’s International, Inc. (Retail)	1,428	78,911
Weyerhaeuser Co. (Forest Products & Paper)	3,060	203,000
Whirlpool Corp. (Home Furnishings)	884	74,044
Whole Foods Market, Inc. (Food)	1,632	126,300
Williams Cos., Inc. (Pipelines)	7,208	167,010
Wrigley (Wm.) Jr. Co. (Food)	2,244	149,204
Wyeth (Pharmaceuticals)	16,796	773,792
Xcel Energy, Inc. (Electric)	5,032	92,891
Xerox Corp. * (Office/Business Equipment)	12,104	177,324
Xilinx, Inc. (Semiconductors)	4,420	111,428
XL Capital, Ltd. - Class A (Insurance)	2,176	146,619
XTO Energy, Inc. (Oil & Gas)	4,556	200,191
Yahoo!, Inc. * (Internet)	15,572	610,112
YUM! Brands, Inc. (Retail)	3,536	165,768
Zimmer Holdings, Inc. * (Healthcare - Products)	3,060	206,366
Zions Bancorp (Banks)	1,292	97,624

TOTAL COMMON STOCKS (Cost $101,530,376)		138,862,218

	Principal Amount
Repurchase Agreements (12.0%)
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $19,394,078 (Collateralized by $19,645,000 Federal National Mortgage Association, 4.375%, 10/15/06, market value $19,774,261)	$19,386,000	19,386,000

See accompanying notes to the financial statements.

TOTAL REPURCHASE AGREEMENTS (Cost $19,386,000)		19,386,000

	Shares
Rights/Warrants(NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	8,093

TOTAL RIGHTS/WARRANTS (Cost $0)		8,093

TOTAL INVESTMENT SECURITIES (Cost $120,916,376) - 97.9%		158,256,311
Net other assets (liabilities) - 2.1%		3,368,296

NET ASSETS - 100.0%		$161,624,607

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2006 (Underlying face amount at value $114,722,700)	366	$(1,106,864)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 1/30/06 (Underlying notional amount at value $69,789,289)	55,908	(556,210)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.6%
Beverages	1.8%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Commercial Services	0.8%
Computers	3.4%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.0%
Healthcare-Services	1.7%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%

See accompanying notes to the financial statements.

Insurance	4.4%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	2.7%
Mining	0.6%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	6.9%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.3%
Real Estate Investment Trust	0.6%
Retail	5.2%
Savings & Loans	0.5%
Semiconductors	2.8%
Software	3.5%
Telecommunications	5.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	14.1%

***	Includes non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

December 31, 2005

	Shares	Value
Common Stocks (78.7%)
3Com Corp. * (Telecommunications)	52,052	$187,387
Aaron Rents, Inc. (Commercial Services)	6,292	132,635
Abgenix, Inc. * (Pharmaceuticals)	16,588	356,808
ABM Industries, Inc. (Commercial Services)	8,580	167,739
Acadia Realty Trust (REIT)	8,008	160,560
Accredited Home Lenders * (Diversified Financial Services)	2,288	113,439
Actuant Corp. (Miscellaneous Manufacturing)	5,148	287,258
Acuity Brands, Inc. (Miscellaneous Manufacturing)	9,152	291,034
Acxiom Corp. (Software)	12,012	276,276
Adaptec, Inc. * (Telecommunications)	34,320	199,742
ADTRAN, Inc. (Telecommunications)	8,008	238,158
Advance America Cash Advance Centers, Inc. (Commercial Services)	8,580	106,392
Advanta Corp. - Class B (Diversified Financial Services)	4,576	148,445
Advent Software, Inc. * (Software)	7,436	214,975
Advisory Board Co. * (Commercial Services)	2,860	136,336
ADVO, Inc. (Advertising)	4,576	128,952
Aeroflex, Inc. * (Telecommunications)	14,300	153,725
Aeropostale, Inc. * (Retail)	7,436	195,567
AGCO Corp. * (Machinery-Diversified)	11,440	189,561
Agile Software Corp. * (Internet)	38,896	232,598
AirTran Holdings, Inc. * (Airlines)	12,584	201,721
Alabama National BanCorp (Banks)	1,716	111,128
Alaska Air Group, Inc. * (Airlines)	4,576	163,455
Albany International Corp. - Class A (Machinery-Diversified)	4,576	165,468
Aleris International, Inc. * (Environmental Control)	5,148	165,972
Alexandria Real Estate Equities, Inc. (REIT)	2,860	230,231
Alexion Pharmaceuticals, Inc. * (Biotechnology)	6,292	127,413
Alkermes, Inc. * (Pharmaceuticals)	16,016	306,226
ALLETE, Inc. (Electric)	2,860	125,840
Alliance Gaming Corp. * (Entertainment)	7,436	96,817
Amcore Financial, Inc. (Banks)	4,576	139,156
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	7,436	136,302
American Healthways, Inc. * (Healthcare - Services)	4,576	207,064
American Home Mortgage Investment Corp. (REIT)	4,004	130,410
American Medical Systems Holdings, Inc. * (Healthcare - Products)	8,580	152,981
American States Water Co. (Water)	4,004	123,323
Amli Residential Properties Trust (REIT)	4,004	152,352

See accompanying notes to the financial statements.

AmSurg Corp. * (Healthcare - Services)	4,004	91,531
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	14,872	593,689
Analogic Corp. (Electronics)	2,860	136,851
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	5,720	173,545
Andrx Group * (Pharmaceuticals)	8,580	141,313
Angelica Corp. (Textiles)	6,292	104,070
Anixter International, Inc. (Telecommunications)	5,720	223,766
ANSYS, Inc. * (Software)	6,292	268,605
Anteon International Corp. * (Computers)	4,004	217,617
Anthracite Capital, Inc. (REIT)	8,008	84,324
Apollo Investment Corp. (Investment Companies)	7,436	133,327
Applera Corp. - Celera Genomics Group * (Biotechnology)	9,152	100,306
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,576	154,165
Applied Micro Circuits Corp. * (Semiconductors)	56,056	144,064
Apria Healthcare Group, Inc. * (Healthcare - Services)	5,720	137,909
aQuantive, Inc. * (Internet)	8,580	216,559
Aquila, Inc. * (Electric)	33,748	121,493
Arbitron, Inc. (Commercial Services)	4,576	173,796
Argonaut Group, Inc. * (Insurance)	5,720	187,444
Arkansas Best Corp. (Transportation)	4,576	199,880
Armor Holdings, Inc. * (Aerospace/Defense)	4,576	195,166
Arris Group, Inc. * (Telecommunications)	17,160	162,505
Arrow Financial Corp. (Banks)	6,292	164,536
ArthroCare Corp. * (Healthcare - Products)	4,004	168,729
ArvinMeritor, Inc. (Auto Parts & Equipment)	9,152	131,697
Atmel Corp. * (Semiconductors)	65,780	203,260
ATMI, Inc. * (Semiconductors)	5,720	159,988
Atwood Oceanics, Inc. * (Oil & Gas)	2,860	223,166
Audiovox Corp. - Class A * (Telecommunications)	9,152	126,847
Aviall, Inc. * (Distribution/Wholesale)	4,576	131,789
Avista Corp. (Electric)	9,724	172,212
Avocent Corp. * (Internet)	8,580	233,290
Axcelis Technologies, Inc. * (Semiconductors)	17,732	84,582
Aztar Corp. * (Lodging)	4,576	139,065
Baldor Electric Co. (Hand/Machine Tools)	6,864	176,062
BancorpSouth, Inc. (Banks)	8,008	176,737
Bandag, Inc. (Auto Parts & Equipment)	3,432	146,443
Bank Mutual Corp. (Banks)	15,444	163,706
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	9,152	128,128
BankUnited Financial Corp. - Class A (Savings & Loans)	6,292	167,178
Banner Corp. (Banks)	4,576	142,771

See accompanying notes to the financial statements.

Banta Corp. (Commercial Services)	4,576	227,885
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,432	113,256
BE Aerospace, Inc. * (Aerospace/Defense)	8,008	176,176
BearingPoint, Inc. * (Commercial Services)	23,452	184,333
Belden, Inc. (Electrical Components & Equipment)	8,008	195,635
Benchmark Electronics, Inc. * (Electronics)	7,436	250,073
Berry Petroleum Co. - Class A (Oil & Gas)	2,860	163,592
Beverly Enterprises, Inc. * (Healthcare - Services)	13,728	160,206
Big Lots, Inc. * (Retail)	15,444	185,482
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,288	149,727
BioMed Realty Trust, Inc. (REIT)	5,720	139,568
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,860	160,989
Black Box Corp. (Telecommunications)	3,432	162,608
Black Hills Corp. (Electric)	4,004	138,578
Blockbuster, Inc. - Class A (Retail)	23,452	87,945
Blyth, Inc. (Household Products/Wares)	3,432	71,900
Bob Evans Farms, Inc. (Retail)	6,864	158,284
Boston Private Financial Holdings, Inc. (Banks)	6,292	191,403
Bowater, Inc. (Forest Products & Paper)	6,864	210,862
Bowne & Co., Inc. (Commercial Services)	10,296	152,793
Brady Corp. - Class A (Electronics)	5,720	206,950
Brandywine Realty Trust (REIT)	5,720	159,645
Briggs & Stratton Corp. (Machinery-Diversified)	7,436	288,442
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,432	127,156
Brocade Communications Systems, Inc. * (Computers)	37,180	151,323
Brookline Bancorp, Inc. (Savings & Loans)	10,296	145,894
Brooks Automation, Inc. * (Semiconductors)	7,436	93,173
Brown Shoe Co., Inc. (Retail)	3,432	145,620
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,432	180,866
Building Materials Holding Corp. (Distribution/Wholesale)	1,716	117,048
Cabot Microelectronics Corp. * (Chemicals)	3,432	100,661
Cabot Oil & Gas Corp. (Oil & Gas)	6,292	283,770
Cal Dive International, Inc. * (Oil & Gas Services)	11,440	410,581
California Water Service Group (Water)	3,432	131,206
Callaway Golf Co. (Leisure Time)	10,868	150,413
Cambrex Corp. (Biotechnology)	9,152	171,783
CARBO Ceramics, Inc. (Oil & Gas Services)	2,288	129,318
Carpenter Technology Corp. (Iron/Steel)	3,432	241,853

See accompanying notes to the financial statements.

Carter’s, Inc. * (Apparel)	2,288	134,649
Cascade Bancorp (Banks)	6,864	157,941
Cascade Natural Gas Corp. (Gas)	6,864	133,917
Casey’s General Stores, Inc. (Retail)	10,296	255,341
Catalina Marketing Corp. (Advertising)	6,864	174,002
Cathay Bancorp, Inc. (Banks)	6,292	226,134
CEC Entertainment, Inc. * (Retail)	4,576	155,767
Centene Corp. * (Healthcare - Services)	5,720	150,379
Central Garden & Pet Co. * (Household Products/Wares)	3,432	157,666
Central Pacific Financial Corp. (Banks)	3,432	123,277
CH Energy Group, Inc. (Electric)	2,288	105,019
Champion Enterprises, Inc. * (Home Builders)	12,584	171,394
Charming Shoppes, Inc. * (Retail)	18,304	241,613
Chattem, Inc. * (Cosmetics/Personal Care)	3,432	124,890
Checkpoint Systems, Inc. * (Electronics)	10,296	253,795
Chemed Corp. (Commercial Services)	3,432	170,502
Chemical Financial Corp. (Banks)	4,004	127,167
Cheniere Energy, Inc. * (Oil & Gas)	5,720	212,898
Chiquita Brands International, Inc. (Food)	4,576	91,566
Chittenden Corp. (Banks)	5,720	159,073
Ciber, Inc. * (Computers)	20,592	135,907
CIENA Corp. * (Telecommunications)	73,788	219,150
Cimarex Energy Co. * (Oil & Gas)	9,724	418,230
Cincinnati Bell, Inc. * (Telecommunications)	42,900	150,579
Citizens Banking Corp. (Banks)	6,292	174,603
City Holding Co. (Banks)	3,432	123,380
CKE Restaurants, Inc. (Retail)	9,724	131,371
Clarcor, Inc. (Miscellaneous Manufacturing)	6,292	186,935
CLECO Corp. (Electric)	7,436	155,041
Cleveland-Cliffs, Inc. (Iron/Steel)	2,860	253,310
CMGI, Inc. * (Internet)	63,492	96,508
CNET Networks, Inc. * (Internet)	22,308	327,704
Coca-Cola Bottling Co. Consolidated (Beverages)	3,432	147,576
Coeur d’Alene Mines Corp. * (Mining)	36,608	146,432
Cognex Corp. (Machinery-Diversified)	7,436	223,749
Coherent, Inc. * (Electronics)	5,720	169,770
Coldwater Creek, Inc. * (Retail)	5,148	157,168
Colonial Properties Trust (REIT)	4,004	168,088
Columbia Banking System, Inc. (Banks)	6,292	179,637
Commercial Capital Bancorp, Inc. (Savings & Loans)	6,864	117,512
Commercial Metals Co. (Metal Fabricate/Hardware)	8,008	300,621
Commercial NET Lease Realty (REIT)	5,720	116,516
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,860	96,582
Commscope, Inc. * (Telecommunications)	9,724	195,744
Community Bank System, Inc. (Banks)	5,720	128,986
Comstock Resources, Inc. * (Oil & Gas)	7,436	226,872

See accompanying notes to the financial statements.

Comtech Telecommunications Corp. * (Telecommunications)	3,432	104,813
CONMED Corp. * (Healthcare - Products)	4,576	108,268
Consolidated Graphics, Inc. * (Commercial Services)	4,004	189,549
Continental Airlines, Inc. - Class B * (Airlines)	7,436	158,387
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	9,152	140,209
Corinthian Colleges, Inc. * (Commercial Services)	11,440	134,763
Corn Products International, Inc. (Food)	8,580	204,975
Corporate Office Properties Trust (REIT)	4,576	162,631
Corrections Corp. of America * (Commercial Services)	5,720	257,228
Corus Bankshares, Inc. (Banks)	2,288	128,746
CoStar Group, Inc. * (Commercial Services)	3,432	148,159
Cousins Properties, Inc. (REIT)	4,004	113,313
Covanta Holding Corp. * (Energy - Alternate Sources)	5,720	86,143
Cox Radio, Inc. - Class A * (Media)	9,152	128,860
Crane Co. (Miscellaneous Manufacturing)	6,864	242,093
Credence Systems Corp. * (Semiconductors)	13,156	91,566
Cross Country Healthcare, Inc. * (Commercial Services)	8,008	142,382
CSG Systems International, Inc. * (Software)	8,580	191,506
CSK Auto Corp. * (Retail)	8,580	129,386
CTS Corp. (Electronics)	13,156	145,505
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	10,868	230,945
Cumulus Media, Inc. - Class A * (Media)	12,584	156,167
Curtiss-Wright Corp. (Aerospace/Defense)	4,004	218,618
CV Therapeutics, Inc. * (Pharmaceuticals)	6,864	169,747
CVB Financial Corp. (Banks)	8,008	162,642
Cyberonics, Inc. * (Healthcare - Products)	2,288	73,902
Cymer, Inc. * (Electronics)	6,292	223,429
Cypress Semiconductor Corp. * (Semiconductors)	18,304	260,832
Delphi Financial Group, Inc. - Class A (Insurance)	4,576	210,541
Delta & Pine Land Co. (Agriculture)	5,148	118,455
Dendrite International, Inc. * (Software)	8,580	123,638
DeVry, Inc. * (Commercial Services)	7,436	148,720
Diagnostic Products Corp. (Healthcare - Products)	2,860	138,853
Digital Insight Corp. * (Internet)	5,720	183,154
Digital River, Inc. * (Internet)	5,148	153,102
Digitas, Inc. * (Internet)	13,156	164,713
Dionex Corp. * (Electronics)	3,432	168,443
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,432	123,792

See accompanying notes to the financial statements.

Doral Financial Corp. (Diversified Financial Services)	10,296	109,138
Dress Barn, Inc. * (Retail)	5,720	220,849
Drew Industries, Inc. * (Building Materials)	6,864	193,496
DRS Technologies, Inc. (Aerospace/Defense)	3,432	176,473
DSP Group, Inc. * (Semiconductors)	5,720	143,343
Duquesne Light Holdings, Inc. (Electric)	7,436	121,356
Dycom Industries, Inc. * (Engineering & Construction)	6,864	151,008
Eagle Materials - Class A (Building Materials)	2,860	349,950
EarthLink, Inc. * (Internet)	18,304	203,357
EastGroup Properties, Inc. (REIT)	2,860	129,158
Eclipsys Corp. * (Software)	8,008	151,591
Education Realty Trust, Inc. (REIT)	9,152	117,969
eFunds Corp. * (Software)	7,436	174,300
EGL, Inc. * (Transportation)	5,720	214,900
El Paso Electric Co. * (Electric)	7,436	156,453
Electronics for Imaging, Inc. * (Computers)	7,436	197,872
Elizabeth Arden, Inc. * (Cosmetics/Personal Care)	6,292	126,218
ElkCorp (Building Materials)	3,432	115,521
EMCOR Group, Inc. * (Engineering & Construction)	3,432	231,763
Emmis Communications Corp. * (Media)	7,436	148,051
Empire District Electric Co. (Electric)	5,720	116,288
Emulex Corp. * (Semiconductors)	10,868	215,078
Encore Acquisition Co. * (Oil & Gas)	7,436	238,249
Energy Partners, Ltd. * (Oil & Gas)	6,292	137,103
Engineered Support Systems, Inc. (Aerospace/Defense)	5,720	238,182
Entegris, Inc. * (Semiconductors)	15,444	145,482
Entercom Communications Corp. * (Media)	6,292	186,684
Entertainment Properties Trust (REIT)	4,004	163,163
Entravision Communications Corp. * (Media)	17,732	126,252
Enzon, Inc. * (Biotechnology)	21,736	160,846
Epicor Software Corp. * (Software)	10,296	145,482
Equinix, Inc. * (Internet)	2,860	116,574
Equity Inns, Inc. (REIT)	10,296	139,511
Equity Lifestyle Properties, Inc. (REIT)	3,432	152,724
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,432	152,690
Esterline Technologies Corp. * (Aerospace/Defense)	4,004	148,909
Ethan Allen Interiors, Inc. (Home Furnishings)	5,148	188,056
Euronet Worldwide, Inc. * (Commercial Services)	4,576	127,213
Exar Corp. * (Semiconductors)	14,300	179,036
Exelixis, Inc. * (Biotechnology)	19,448	183,200
F.N.B. Corp. (Banks)	8,008	139,019
FactSet Research Systems, Inc. (Computers)	5,148	211,892
Fairchild Semiconductor International, Inc. * (Semiconductors)	17,160	290,175

See accompanying notes to the financial statements.

Federal Signal Corp. (Miscellaneous Manufacturing)	9,152	137,372
FEI Co. * (Electronics)	5,148	98,687
FelCor Lodging Trust, Inc. (REIT)	6,864	118,129
Ferro Corp. (Chemicals)	6,864	128,769
Fidelity Bankshares, Inc. (Savings & Loans)	6,292	205,748
Filenet Corp. * (Software)	5,720	147,862
Financial Federal Corp. (Diversified Financial Services)	4,576	203,403
First BanCorp. (Banks)	5,148	63,887
First Charter Corp. (Banks)	5,148	121,802
First Citizens BancShares, Inc. - Class A (Banks)	572	99,768
First Commonwealth Financial Corp. (Banks)	8,580	110,939
First Community Bancorp - Class A (Banks)	2,860	155,498
First Financial Bancorp (Banks)	6,292	110,236
First Financial Bankshares, Inc. (Banks)	4,004	140,380
First Financial Holdings, Inc. (Savings & Loans)	4,576	140,575
First Industrial Realty Trust, Inc. (REIT)	4,576	176,176
First Merchants Corp. (Banks)	5,720	148,720
First Midwest Bancorp, Inc. (Banks)	5,720	200,543
First Niagara Financial Group, Inc. (Savings & Loans)	12,584	182,090
First Republic Bank (Banks)	2,860	105,849
FirstFed Financial Corp. * (Savings & Loans)	2,860	155,927
Fisher Communications, Inc. * (Media)	4,576	189,584
Florida East Coast Industries, Inc. (Transportation)	4,004	169,649
Flowers Foods, Inc. (Food)	5,148	141,879
Flowserve Corp. * (Machinery-Diversified)	6,864	271,540
Flushing Financial Corp. (Savings & Loans)	7,436	115,779
Formfactor, Inc. * (Semiconductors)	6,292	153,714
Forward Air Corp. (Transportation)	4,004	146,747
Fossil, Inc. * (Household Products/Wares)	7,436	159,948
Foundry Networks, Inc. * (Telecommunications)	21,164	292,276
Franklin Bank Corp. Houston * (Savings & Loans)	6,864	123,483
Franklin Electric Co., Inc. (Hand/Machine Tools)	4,576	180,935
Fremont General Corp. (Banks)	9,724	225,889
Frontier Financial Corp. (Banks)	7,436	237,952
Frontier Oil Corp. (Oil & Gas)	6,864	257,606
FTI Consulting, Inc. * (Commercial Services)	6,292	172,652
Fuller (H.B.) Co. (Chemicals)	5,148	165,096
Furniture Brands International, Inc. (Home Furnishings)	6,864	153,273
G & K Services, Inc. (Textiles)	4,004	157,157
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	4,576	199,193

See accompanying notes to the financial statements.

GameStop Corp. (New) - Class B * (Retail)	6,292	181,839
Gardner Denver, Inc. * (Machinery-Diversified)	4,576	225,597
Gartner Group, Inc. * (Commercial Services)	11,440	147,576
Gateway, Inc. * (Computers)	44,616	111,986
GATX Corp. (Trucking & Leasing)	5,148	185,740
Gaylord Entertainment Co. * (Lodging)	6,292	274,268
Gemstar-TV Guide International, Inc. * (Media)	28,600	74,646
GenCorp, Inc. * (Aerospace/Defense)	7,436	131,989
General Communication, Inc. - Class A * (Telecommunications)	13,156	135,901
Genesco, Inc. * (Retail)	4,576	177,503
Genesee & Wyoming, Inc. - Class A * (Transportation)	4,576	171,829
Genesis Healthcare Corp. * (Healthcare - Services)	2,288	83,558
Genesis Microchip, Inc. * (Semiconductors)	6,292	113,822
Georgia Gulf Corp. (Chemicals)	5,148	156,602
Glacier Bancorp, Inc. (Banks)	5,720	171,886
Glimcher Realty Trust (REIT)	4,004	97,377
Global Imaging Systems, Inc. * (Office/Business Equipment)	5,720	198,083
Gold Banc Corp., Inc. (Banks)	11,440	208,437
Gold Kist, Inc. * (Food)	6,292	94,065
Golden Telecom, Inc. (Telecommunications)	4,576	118,793
Granite Construction, Inc. (Engineering & Construction)	4,004	143,784
Greater Bay Bancorp (Banks)	6,864	175,856
Greif Brothers Corp. - Class A (Packaging & Containers)	3,432	227,473
Grey Wolf, Inc. * (Oil & Gas)	26,884	207,813
Griffon Corp. * (Miscellaneous Manufacturing)	6,864	163,432
Group 1 Automotive, Inc. * (Retail)	6,864	215,736
Guitar Center, Inc. * (Retail)	3,432	171,634
Haemonetics Corp. * (Healthcare - Products)	3,432	167,688
Hancock Holding Co. (Banks)	4,004	151,391
Hanover Compressor Co. * (Oil & Gas Services)	12,012	169,489
Harbor Florida Bancshares, Inc. (Savings & Loans)	4,576	169,541
Harland (John H.) Co. (Household Products/Wares)	6,292	236,580
Harleysville National Corp. (Banks)	4,576	87,402
Headwaters, Inc. * (Energy - Alternate Sources)	5,720	202,717
Heartland Express, Inc. (Transportation)	6,864	139,271
HEICO Corp. (Aerospace/Defense)	7,436	192,444
Hercules, Inc. * (Chemicals)	16,588	187,445
Heritage Property Investment Trust (REIT)	2,860	95,524
Herley Industries, Inc. * (Aerospace/Defense)	10,296	169,987

See accompanying notes to the financial statements.

Hibbett Sporting Goods, Inc. * (Retail)	6,864	195,487
Highwoods Properties, Inc. (REIT)	5,720	162,734
Hilb, Rogal, & Hobbs Co. (Insurance)	4,004	154,194
Holly Corp. (Oil & Gas)	3,432	202,042
Hologic, Inc. * (Healthcare - Products)	5,720	216,902
Home Properties of New York, Inc. (REIT)	3,432	140,026
Horace Mann Educators Corp. (Insurance)	7,436	140,987
Hot Topic, Inc. * (Retail)	6,292	89,661
Houston Exploration Co. * (Oil & Gas)	4,004	211,411
Hudson United Bancorp (Banks)	5,148	214,569
Hughes Supply, Inc. (Distribution/Wholesale)	9,152	328,099
Human Genome Sciences, Inc. * (Biotechnology)	18,304	156,682
Hutchinson Technology, Inc. * (Computers)	3,432	97,640
Hydril Co. * (Oil & Gas Services)	3,432	214,843
IBERIABANK Corp. (Banks)	2,288	116,711
ICOS Corp. * (Biotechnology)	10,868	300,283
IDACORP, Inc. (Electric)	5,720	167,596
IDT Corp. - Class B * (Telecommunications)	9,724	113,771
IDX Systems Corp. * (Software)	6,864	301,467
IHOP Corp. (Retail)	3,432	160,995
IKON Office Solutions, Inc. (Office/Business Equipment)	14,872	154,818
Imation Corp. (Computers)	4,576	210,816
Immucor, Inc. * (Healthcare - Products)	5,720	133,619
IMPAC Mortgage Holdings, Inc. (REIT)	8,008	75,355
Impax Laboratories, Inc. * (Pharmaceuticals)	8,008	85,686
Independent Bank Corp. - Massachusetts (Banks)	4,576	130,553
Independent Bank Corp. - Michigan (Banks)	4,576	124,604
Infinity Property & Casualty Corp. (Insurance)	4,004	148,989
Informatica Corp. * (Software)	15,444	185,328
Infospace, Inc. * (Internet)	4,576	118,152
Inland Real Estate Corp. (REIT)	7,436	109,978
Insight Enterprises, Inc. * (Retail)	9,724	190,688
Integra LifeSciences Holdings * (Biotechnology)	4,576	162,265
Integrated Device Technology, Inc. * (Semiconductors)	16,588	218,630
Interdigital Communications Corp. * (Telecommunications)	7,436	136,228
Intergraph Corp. * (Computers)	4,004	199,439
Intermagnetics General Corp. * (Electrical Components & Equipment)	5,720	182,468
Internet Security Systems, Inc. * (Internet)	6,864	143,801
Intuitive Surgical, Inc. * (Healthcare - Products)	4,576	536,629
Invacare Corp. (Healthcare - Products)	4,004	126,086
Investment Technology Group, Inc. * (Diversified Financial Services)	6,864	243,260
Itron, Inc. * (Electronics)	3,432	137,417

See accompanying notes to the financial statements.

J2 Global Communications, Inc. * (Internet)	4,004	171,131
Jack Henry & Associates, Inc. (Computers)	11,440	218,276
Jack in the Box, Inc. * (Retail)	5,720	199,800
Jackson Hewitt Tax Service, Inc. (Commercial Services)	5,720	158,501
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	12,012	100,901
Jarden Corp. * (Household Products/Wares)	5,720	172,458
JLG Industries, Inc. (Machinery - Construction & Mining)	6,292	287,293
Jo-Ann Stores, Inc. * (Retail)	4,576	53,997
Jones Lang LaSalle, Inc. (Real Estate)	4,004	201,602
Journal Register Co. (Media)	10,868	162,477
K-Swiss, Inc. - Class A (Apparel)	4,576	148,445
K-V Pharmaceutical Co. * (Pharmaceuticals)	8,008	164,965
Kansas City Southern Industries, Inc. * (Transportation)	10,296	251,532
Kaydon Corp. (Metal Fabricate/Hardware)	6,292	202,225
KCS Energy, Inc. * (Oil & Gas)	9,724	235,515
Keane, Inc. * (Software)	12,012	132,252
Kellwood Co. (Apparel)	8,008	191,231
Kelly Services, Inc. - Class A (Commercial Services)	8,580	224,968
KEMET Corp. * (Electronics)	21,736	153,674
Kennametal, Inc. (Hand/Machine Tools)	5,148	262,753
Kenneth Cole Productions, Inc. (Retail)	4,576	116,688
Keynote Systems, Inc. * (Internet)	13,156	169,055
KFx, Inc. * (Energy - Alternate Sources)	8,580	146,804
Kilroy Realty Corp. (REIT)	3,432	212,441
Kimball International, Inc. - Class B (Home Furnishings)	12,012	127,688
Kindred Healthcare, Inc. * (Healthcare - Services)	3,432	88,408
Kirby Corp. * (Transportation)	3,432	179,047
KNBT Bancorp, Inc. (Savings & Loans)	12,584	204,993
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	19,448	192,341
Knight Transportation, Inc. (Transportation)	8,580	177,863
Komag, Inc. * (Computers)	4,576	158,604
Kronos, Inc. * (Computers)	4,576	191,551
Kyphon, Inc. * (Healthcare - Products)	4,576	186,838
La Quinta Corp. * (Lodging)	21,736	242,139
La-Z-Boy, Inc. (Home Furnishings)	8,580	116,345
Labor Ready, Inc. * (Commercial Services)	7,436	154,818
Laclede Group, Inc. (Gas)	4,576	133,665
Lakeland Financial Corp. (Banks)	5,720	230,974
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,860	105,963
Landauer, Inc. (Commercial Services)	2,288	105,454
Lasalle Hotel Properties (REIT)	5,148	189,035
Laserscope * (Healthcare - Products)	2,860	64,236

See accompanying notes to the financial statements.

LCA-Vision, Inc. (Healthcare - Products)	2,860	135,879
Lennox International, Inc. (Building Materials)	6,864	193,565
Level 3 Communications, Inc. * (Telecommunications)	85,800	246,247
Lexington Corporate Properties Trust (REIT)	6,864	146,203
LIFE TIME FITNESS, Inc. * (Leisure Time)	4,004	152,513
Lin TV Corp. - Class A * (Media)	9,724	108,325
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,148	204,170
Linens ‘n Things, Inc. * (Retail)	6,864	182,582
Littelfuse, Inc. * (Electrical Components & Equipment)	4,576	124,696
LKQ Corp. * (Distribution/Wholesale)	3,432	118,816
Lone Star Technologies, Inc. * (Oil & Gas Services)	4,004	206,847
Longs Drug Stores Corp. (Retail)	4,576	166,521
Longview Fibre Co. (Forest Products & Paper)	6,864	142,840
M/I Schottenstein Homes, Inc. (Home Builders)	2,288	92,939
Macdermid, Inc. (Chemicals)	5,148	143,629
Macrovision Corp. * (Entertainment)	8,008	133,974
MAF Bancorp, Inc. (Savings & Loans)	3,432	142,016
Magellan Health Services, Inc. * (Healthcare - Services)	4,576	143,915
Maguire Properties, Inc. (REIT)	4,576	141,398
Manhattan Associates, Inc. * (Computers)	7,436	152,289
Manitowoc Co. (Machinery-Diversified)	5,148	258,533
Martek Biosciences Corp. * (Biotechnology)	4,004	98,538
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	4,576	166,612
Maverick Tube Corp. * (Oil & Gas Services)	5,720	227,999
Maximus, Inc. (Commercial Services)	4,004	146,907
Maxtor Corp. * (Computers)	31,460	218,333
Maytag Corp. (Home Furnishings)	10,296	193,771
MB Financial, Inc. (Banks)	4,576	161,990
Medarex, Inc. * (Pharmaceuticals)	17,160	237,666
Media General, Inc. - Class A (Media)	3,432	174,002
Medicis Pharmaceutical Corp. (Pharmaceuticals)	6,864	219,991
Mentor Corp. (Healthcare - Products)	4,004	184,504
Mentor Graphics Corp. * (Computers)	12,012	124,204
Mercantile Bank Corp. (Banks)	3,432	132,132
Mercury Computer Systems, Inc. * (Computers)	4,576	94,403
MeriStar Hospitality Corp. * (REIT)	13,156	123,666
Methode Electronics, Inc. - Class A (Electronics)	10,296	102,651
MGE Energy, Inc. (Electric)	3,432	116,379
MGI Pharma, Inc. * (Pharmaceuticals)	9,724	166,864
Micrel, Inc. * (Semiconductors)	15,444	179,150
Micros Systems, Inc. * (Computers)	5,148	248,752

See accompanying notes to the financial statements.

Microsemi Corp. * (Semiconductors)	9,152	253,144
MicroStrategy, Inc. - Class A * (Software)	2,288	189,309
Mid-America Apartment Communities, Inc. (REIT)	2,860	138,710
Mid-State Bancshares (Banks)	4,576	122,408
Midas, Inc. * (Commercial Services)	5,720	105,019
Midwest Banc Holdings, Inc. (Banks)	7,436	165,451
Mine Safety Appliances Co. (Environmental Control)	4,004	144,985
Minerals Technologies, Inc. (Chemicals)	2,860	159,845
Modine Manufacturing Co. (Auto Parts & Equipment)	5,148	167,774
Monaco Coach Corp. (Home Builders)	6,864	91,291
Moneygram International, Inc. (Software)	10,868	283,437
Moog, Inc. - Class A * (Aerospace/Defense)	4,576	129,867
Movie Gallery, Inc. (Retail)	4,004	22,462
MPS Group, Inc. * (Commercial Services)	18,304	250,216
MTS Systems Corp. (Computers)	3,432	118,884
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,148	141,158
Myriad Genetics, Inc. * (Biotechnology)	9,152	190,362
Nabi Biopharmaceuticals * (Pharmaceuticals)	8,580	29,000
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	5,148	181,107
National Financial Partners (Diversified Financial Services)	5,148	270,528
National Penn Bancshares, Inc. (Banks)	7,436	141,656
National Presto Industries, Inc. (Housewares)	6,292	279,050
Nationwide Health Properties, Inc. (REIT)	7,436	159,130
Navigant Consulting Co. * (Commercial Services)	7,436	163,443
NBT Bancorp, Inc. (Banks)	6,292	135,844
NBTY, Inc. * (Pharmaceuticals)	6,864	111,540
NCI Building Systems, Inc * (Building Materials)	4,004	170,090
NCO Group, Inc. * (Commercial Services)	6,292	106,461
Nektar Therapeutics * (Biotechnology)	12,012	197,718
NetBank, Inc. (Internet)	16,588	119,102
NETGEAR, Inc. * (Telecommunications)	5,720	110,110
NetIQ Corp. * (Software)	11,440	140,598
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	6,864	430,579
New Jersey Resources Corp. (Gas)	3,432	143,766
NewAlliance Bancshares, Inc. (Savings & Loans)	18,876	274,457
Newcastle Investment Corp. (REIT)	5,148	127,928
Newpark Resources, Inc. * (Oil & Gas Services)	16,588	126,566
NGP Capital Resources Co. (Investment Companies)	14,872	195,270
NICOR, Inc. (Gas)	2,860	112,427

See accompanying notes to the financial statements.

Nordson Corp. (Machinery-Diversified)	4,576	185,374
Northwest Natural Gas Co. (Gas)	4,004	136,857
NorthWestern Corp. (Electric)	4,004	124,404
Novastar Financial, Inc. (REIT)	2,860	80,395
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	13,728	162,540
Nu Skin Enterprises, Inc. (Retail)	7,436	130,725
Oceaneering International, Inc. * (Oil & Gas Services)	6,292	313,216
Offshore Logistics, Inc. * (Transportation)	4,576	133,619
Ohio Casualty Corp. (Insurance)	7,436	210,587
Oil States International, Inc. * (Oil & Gas Services)	6,864	217,452
Old National Bancorp (Banks)	8,580	185,671
Old Second Bancorp, Inc. (Banks)	4,576	139,888
Olin Corp. (Chemicals)	9,152	180,111
OM Group, Inc. * (Chemicals)	4,576	85,846
OMEGA Healthcare Investors, Inc. (REIT)	10,296	129,627
OmniVision Technologies, Inc. * (Semiconductors)	9,724	194,091
ON Semiconductor Corp. * (Semiconductors)	24,596	136,016
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,576	131,606
Openwave Systems, Inc. * (Internet)	10,868	189,864
Orbital Sciences Corp. * (Aerospace/Defense)	12,012	154,234
Otter Tail Power Co. (Electric)	5,148	149,189
Owens & Minor, Inc. (Distribution/Wholesale)	5,720	157,472
Oxford Industries, Inc. (Apparel)	3,432	187,730
P.F. Chang’s China Bistro, Inc. * (Retail)	4,576	227,107
Pacer International, Inc. (Transportation)	5,148	134,157
Pacific Capital Bancorp (Banks)	5,720	203,518
Pacific Sunwear of California, Inc. * (Retail)	10,296	256,576
Palm, Inc. * (Computers)	5,148	163,706
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	5,148	161,338
Parametric Technology Corp. * (Software)	37,752	230,287
Park Electrochemical Corp. (Electronics)	7,436	193,187
Park National Corp. (Banks)	1,716	176,130
Parker Drilling Co. * (Oil & Gas)	19,448	210,622
Partners Trust Financial Group, Inc. (Savings & Loans)	10,296	124,067
Payless ShoeSource, Inc. * (Retail)	9,152	229,715
Pediatrix Medical Group, Inc. * (Healthcare-Services)	2,860	253,310
Peet’s Coffee & Tea, Inc. * (Beverages)	4,004	121,521
Penn Virginia Corp. (Oil & Gas)	3,432	196,997
Pennsylvania REIT	4,004	149,589
Peoples Energy Corp. (Gas)	3,432	120,360
Pep Boys-Manny, Moe & Jack (Retail)	9,724	144,790
Performance Food Group Co. * (Food)	5,148	146,049
Pericom Semiconductor Corp. * (Semiconductors)	22,308	177,795

See accompanying notes to the financial statements.

Perot Systems Corp. - Class A * (Computers)	13,728	194,114
Perrigo Co. (Pharmaceuticals)	12,012	179,099
PETCO Animal Supplies, Inc. * (Retail)	8,008	175,776
Pharmion Corp. * (Pharmaceuticals)	5,148	91,480
PHH Corp. * (Commercial Services)	6,864	192,329
Phillips-Van Heusen Corp. (Apparel)	5,720	185,328
Photronics, Inc. * (Semiconductors)	5,148	77,529
Pier 1 Imports, Inc. (Retail)	13,728	119,845
Pinnacle Entertainment, Inc. * (Entertainment)	8,008	197,878
Plantronics, Inc. (Telecommunications)	7,436	210,439
Plexus Corp. * (Electronics)	11,440	260,145
PMC-Sierra, Inc. * (Semiconductors)	27,456	211,686
Polycom, Inc. * (Telecommunications)	14,300	218,790
PolyMedica Corp. (Healthcare-Products)	4,576	153,159
Post Properties, Inc. (REIT)	5,148	205,663
Potlatch Corp. (Forest Products & Paper)	4,004	204,124
Power Integrations, Inc. * (Semiconductors)	6,292	149,813
Powerwave Technologies, Inc. * (Telecommunications)	16,016	201,321
Premiere Global Services, Inc. * (Telecommunications)	11,440	93,007
Price Communications Corp. * (Telecommunications)	12,012	178,618
ProAssurance Corp. * (Insurance)	4,004	194,755
Progress Software Corp. * (Software)	5,720	162,334
ProQuest Co. * (Internet)	5,148	143,681
Prosperity Bancshares, Inc. (Banks)	6,292	180,832
Provident Bankshares Corp. (Banks)	4,576	154,532
Provident Financial Services, Inc. (Savings & Loans)	9,152	169,404
Provident New York Bancorp (Savings & Loans)	14,300	157,443
PS Business Parks, Inc. (REIT)	2,288	112,570
PSS World Medical, Inc. * (Healthcare - Products)	9,724	144,304
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,860	167,996
Quanex Corp. (Metal Fabricate/Hardware)	3,432	171,497
Quanta Services, Inc. * (Commercial Services)	15,444	203,397
Quest Software, Inc. * (Software)	11,440	166,910
Radio One, Inc. * (Media)	13,156	136,165
RAIT Investment Trust (REIT)	4,576	118,610
Ralcorp Holdings, Inc. * (Food)	4,004	159,800
Rambus, Inc. * (Semiconductors)	11,440	185,214
RARE Hospitality International, Inc. * (Retail)	5,720	173,831
RC2 Corp. * (Toys/Games/Hobbies)	4,004	142,222
Reader’s Digest Association, Inc. (Media)	13,728	208,939
Red Robin Gourmet Burgers, Inc. * (Retail)	2,288	116,596
Redwood Trust, Inc. (REIT)	2,288	94,403
Regal-Beloit Corp. (Hand/Machine Tools)	6,864	242,986

See accompanying notes to the financial statements.

Regis Corp. (Retail)	6,864	264,744
Reliance Steel & Aluminum Co. (Iron/Steel)	5,148	314,646
Remington Oil & Gas Corp. * (Oil & Gas)	5,148	187,902
Republic Bancorp, Inc. (Banks)	10,296	122,522
Resource America, Inc. - Class A (Holding Companies - Diversified)	4,004	68,268
Resources Connection, Inc. * (Commercial Services)	6,292	163,970
RF Micro Devices, Inc. * (Telecommunications)	30,888	167,104
RLI Corp. (Insurance)	3,432	171,154
Rogers Corp. * (Electronics)	3,432	134,466
RSA Security, Inc. * (Internet)	11,440	128,471
Ruby Tuesday, Inc. (Retail)	8,580	222,136
Ruddick Corp. (Food)	6,864	146,066
Russell Corp. (Apparel)	7,436	100,089
Ryan’s Restaurant Group, Inc. * (Retail)	12,012	144,865
S & T Bancorp, Inc. (Banks)	4,576	168,488
SafeNet, Inc. * (Telecommunications)	4,576	147,439
Saga Communications, Inc. * (Media)	12,584	136,788
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	7,436	130,725
Sanderson Farms, Inc. (Food)	2,860	87,316
Sandy Spring Bancorp, Inc. (Banks)	4,576	159,611
Saxon Capital, Inc. (REIT)	5,720	64,808
ScanSource, Inc. * (Distribution/Wholesale)	2,860	156,385
Scholastic Corp. * (Media)	5,148	146,769
School Specialty, Inc. * (Retail)	3,432	125,062
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,860	194,766
Select Comfort Corp. * (Retail)	5,720	156,442
Selective Insurance Group, Inc. (Insurance)	3,432	182,239
Semtech Corp. * (Semiconductors)	14,300	261,118
Senior Housing Properties Trust (REIT)	6,864	116,070
Sensient Technologies Corp. (Chemicals)	7,436	133,104
SERENA Software, Inc. * (Software)	6,292	147,484
Serologicals Corp. * (Biotechnology)	8,008	158,078
SFBC International, Inc. * (Commercial Services)	2,860	45,789
Shaw Group, Inc. * (Engineering & Construction)	9,724	282,871
Shuffle Master, Inc. * (Entertainment)	7,436	186,941
Sierra Pacific Resources * (Electric)	14,872	193,931
Sigmatel, Inc. * (Semiconductors)	5,148	67,439
Silicon Image, Inc. * (Semiconductors)	13,728	124,238
Silicon Laboratories, Inc. * (Semiconductors)	5,720	209,695
Simpson Manufacturing Co., Inc. (Building Materials)	5,720	207,922
Sinclair Broadcast Group, Inc. - Class A (Media)	13,728	126,298
Skyline Corp. (Home Builders)	4,576	166,566
SkyWest, Inc. (Airlines)	6,864	184,367
Skyworks Solutions, Inc. * (Semiconductors)	22,308	113,548

See accompanying notes to the financial statements.

Sohu.com, Inc. * (Internet)	4,576	83,924
SonoSite, Inc. * (Healthcare - Products)	3,432	120,154
Sonus Networks, Inc. * (Telecommunications)	28,600	106,392
South Jersey Industries, Inc. (Gas)	2,860	83,340
Sovran Self Storage, Inc. (REIT)	2,288	107,467
Spherion Corp. * (Commercial Services)	26,312	263,384
Spirit Finance Corp. (REIT)	10,868	123,352
St. Mary Land & Exploration Co. (Oil & Gas)	6,864	252,664
Stage Stores, Inc. (Retail)	3,432	102,205
Standex International Corp. (Miscellaneous Manufacturing)	4,576	127,030
Steel Dynamics, Inc. (Iron/Steel)	5,720	203,117
STERIS Corp. (Healthcare - Products)	8,008	200,360
Sterling Bancshares, Inc. (Banks)	9,724	150,139
Sterling Financial Corp. - Spokane (Savings & Loans)	10,296	257,194
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	6,292	132,950
Stewart Enterprises, Inc. - Class A (Commercial Services)	20,020	108,308
Stewart Information Services Corp. (Insurance)	2,860	139,196
Stone Energy Corp. * (Oil & Gas)	4,004	182,302
Strayer Education, Inc. (Commercial Services)	2,288	214,386
Sun Communities, Inc. (REIT)	3,432	107,765
Sunrise Assisted Living, Inc. * (Healthcare - Services)	8,008	269,951
Superior Energy Services, Inc. * (Oil & Gas Services)	13,156	276,934
Superior Industries International, Inc. (Auto Parts & Equipment)	4,576	101,862
SureWest Communications (Telecommunications)	6,292	165,920
SurModics, Inc. * (Healthcare - Products)	2,288	84,633
Susquehanna Bancshares, Inc. (Banks)	5,148	121,905
SVB Financial Group * (Banks)	4,576	214,340
Swift Energy Co. * (Oil & Gas)	4,004	180,460
Sybron Dental Special, Inc. * (Healthcare - Products)	5,148	204,942
Sycamore Networks, Inc. * (Telecommunications)	45,760	197,683
Symyx Technologies, Inc. * (Chemicals)	5,148	140,489
Tanger Factory Outlet Centers, Inc. (REIT)	4,004	115,075
Taubman Centers, Inc. (REIT)	6,292	218,648
Technitrol, Inc. (Electronics)	13,156	224,968
Tekelec * (Telecommunications)	8,008	111,311
Teledyne Technologies, Inc. * (Aerospace/Defense)	5,148	149,807
Telik, Inc. * (Biotechnology)	10,868	184,647
Tennant Co. (Machinery-Diversified)	4,004	208,208
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	8,008	157,037
Tessera Technologies, Inc. * (Semiconductors)	5,720	147,862

See accompanying notes to the financial statements.

TETRA Technologies, Inc. * (Oil & Gas Services)	8,580	261,862
Texas Capital Bancshares, Inc. * (Banks)	6,864	153,822
Texas Industries, Inc. (Building Materials)	2,860	142,542
Texas Regional Bancshares, Inc. - Class A (Banks)	5,720	161,876
The Children’s Place Retail Stores, Inc. * (Retail)	2,860	141,341
The Finish Line, Inc. - Class A (Retail)	6,864	119,571
The Genlyte Group, Inc. * (Building Materials)	2,860	153,210
The Liberty Corp. (Media)	2,860	133,877
The Medicines Co. * (Pharmaceuticals)	9,152	159,702
The Nautilus Group, Inc. (Leisure Time)	5,148	96,062
The Navigators Group, Inc. * (Insurance)	3,432	149,670
The Phoenix Cos., Inc. (Insurance)	14,300	195,052
The Sports Authority, Inc. * (Retail)	4,004	124,645
The Steak n Shake Co. * (Retail)	8,580	145,431
The Stride Rite Corp. (Apparel)	9,152	124,101
The Topps Co., Inc. (Toys/Games/Hobbies)	16,588	123,249
The Warnaco Group, Inc. * (Apparel)	8,008	213,974
Thor Industries, Inc. (Home Builders)	5,148	206,281
Thoratec Corp. * (Healthcare - Products)	7,436	153,851
THQ, Inc. * (Software)	8,580	204,633
Tibco Software, Inc. * (Internet)	28,600	213,642
Tierone Corp. (Savings & Loans)	7,436	218,693
Todco - Class A (Oil & Gas)	7,436	283,014
Too, Inc. * (Retail)	5,720	161,361
Tootsie Roll Industries, Inc. (Food)	4,004	115,836
Town & Country Trust (REIT)	4,004	135,375
Tractor Supply Co. * (Retail)	4,004	211,972
Trammell Crow Co. * (Real Estate)	5,148	132,046
Transaction Systems Architect, Inc. * (Software)	6,864	197,615
Tredegar Corp. (Miscellaneous Manufacturing)	9,724	125,342
Triarc Cos., Inc. (Retail)	8,008	118,919
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,720	252,080
Triumph Group, Inc. * (Aerospace/Defense)	4,004	146,586
TrustCo Bank Corp. NY (Banks)	11,440	142,085
Trustmark Corp. (Banks)	5,720	157,128
Trustreet Properties, Inc. (REIT)	8,008	117,077
Tuesday Morning Corp. (Retail)	4,004	83,764
Tupperware Corp. (Household Products/Wares)	8,008	179,379
U-Store-It Trust (REIT)	8,008	168,568
UCBH Holdings, Inc. (Banks)	12,012	214,775
UMB Financial Corp. (Banks)	2,288	146,226
Umpqua Holdings Corp. (Banks)	7,436	212,149
Unisource Energy Corp. (Electric)	4,576	142,771
United Auto Group, Inc. (Retail)	4,576	174,803
United Bankshares, Inc. (Banks)	4,004	141,101
United Community Banks, Inc. (Banks)	5,148	137,246

See accompanying notes to the financial statements.

United Natural Foods, Inc. * (Food)	5,720	151,008
United Rentals, Inc. * (Commercial Services)	8,008	187,307
United Stationers, Inc. * (Distribution/Wholesale)	4,576	221,936
United Surgical Partners International, Inc. * (Healthcare - Services)	4,576	147,118
United Therapeutics Corp. * (Pharmaceuticals)	2,860	197,683
Universal Corp. (Agriculture)	3,432	148,812
Unizan Financial Corp. (Banks)	5,720	151,923
Unova, Inc. * (Machinery-Diversified)	7,436	251,337
URS Corp. * (Engineering & Construction)	5,720	215,129
USA Mobility, Inc. (Telecommunications)	4,576	126,847
USEC, Inc. (Mining)	11,440	136,708
UTStarcom, Inc. * (Telecommunications)	15,444	124,479
Vail Resorts, Inc. * (Entertainment)	4,576	151,145
Valassis Communications, Inc. * (Commercial Services)	6,864	199,536
ValueClick, Inc. * (Internet)	13,728	248,614
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,292	276,408
Varian, Inc. * (Electronics)	4,576	182,079
Ventana Medical Systems, Inc. * (Healthcare - Products)	4,004	169,569
Ventiv Health, Inc. * (Advertising)	7,436	175,638
Veritas DGC, Inc. * (Oil & Gas Services)	5,148	182,703
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,584	348,199
Viad Corp. (Commercial Services)	6,864	201,321
Viasys Healthcare, Inc. * (Healthcare - Products)	5,148	132,304
Visteon Corp. * (Auto Parts & Equipment)	15,444	96,679
W Holding Co., Inc. (Banks)	13,156	108,274
W-H Energy Services, Inc. * (Oil & Gas Services)	6,292	208,139
Wabash National Corp. (Auto Manufacturers)	5,720	108,966
Wabtec Corp. (Machinery-Diversified)	8,580	230,802
Waddell & Reed Financial, Inc. (Diversified Financial Services)	10,296	215,907
Walter Industries, Inc. (Holding Companies - Diversified)	4,576	227,519
Washington Group International, Inc. (Engineering & Construction)	3,432	181,793
Washington REIT	5,148	156,242
Waste Connections, Inc. * (Environmental Control)	7,436	256,244
Watsco, Inc. (Distribution/Wholesale)	4,004	239,479
Watson Wyatt & Co. Holdings (Commercial Services)	9,152	255,341
Watts Industries, Inc. - Class A (Electronics)	6,292	190,585
WCI Communities, Inc. * (Home Builders)	4,576	122,866
WD-40 Co. (Household Products/Wares)	4,004	105,145

See accompanying notes to the financial statements.

WebEx Communications, Inc. * (Internet)	5,720	123,724
Websense, Inc. * (Internet)	4,004	262,822
Werner Enterprises, Inc. (Transportation)	6,292	123,952
Wesbanco, Inc. (Banks)	4,004	121,762
WESCO International, Inc. * (Distribution/Wholesale)	4,576	195,532
West Coast Bancorp (Banks)	6,292	166,423
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,148	128,854
Westamerica Bancorp (Banks)	4,576	242,848
WGL Holdings, Inc. (Gas)	4,576	137,555
Whiting Petroleum Corp. * (Oil & Gas)	4,004	160,160
Wind River Systems, Inc. * (Software)	12,012	177,417
Winnebago Industries, Inc. (Home Builders)	5,148	171,325
Wintrust Financial Corp. (Banks)	4,576	251,221
Witness Systems, Inc. * (Software)	8,580	168,769
WMS Industries, Inc. * (Leisure Time)	4,004	100,460
Wolverine World Wide, Inc. (Apparel)	8,580	192,707
Woodward Governor Co. (Electronics)	1,716	147,593
Worthington Industries, Inc. (Metal Fabricate/Hardware)	10,296	197,786
Wright Express Corp. * (Commercial Services)	5,720	125,840
Wright Medical Group, Inc. * (Healthcare - Products)	4,576	93,350
Yankee Candle Co., Inc. (Household Products/Wares)	6,292	161,075
Zale Corp. * (Retail)	6,864	172,630
Zenith National Insurance Corp. (Insurance)	3,432	158,284
Zoll Medical Corp. * (Healthcare - Products)	5,720	144,087

TOTAL COMMON STOCKS (Cost $125,352,070)		128,569,813

	Principal Amount
Repurchase Agreements (13.2%)
UBS**, 3.75%, 1/3/06, dated 12/30/05, with a maturity value of $21,472,943 (Collateralized by $21,781,000 various U.S. Government Agency Obligations, 4.375%-4.875%, 10/15/06-2/11/10, market value $21,893,806)	$21,464,000	$21,464,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,464,000)		21,464,000

	Shares
Rights/Warrants(NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	11

See accompanying notes to the financial statements.

TOTAL RIGHTS/WARRANTS (Cost $0)	11

TOTAL INVESTMENT SECURITIES (Cost $146,816,070) - 91.9%	150,033,824
Net other assets (liabilities) - 8.1%	13,184,599

NET ASSETS - 100.0%	$163,218,423

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $86,024,250)	255	$(1,843,522)

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2006 (Underlying face amount at value $5,060,250)	75	$5,306

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $19,037,778)	28,279	$(86,556)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 1/30/06 (Underlying notional amount at value $97,419,225)	144,706	(1,100,088)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of December 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.4%
Agriculture	0.2%
Airlines	0.4%
Apparel	0.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	7.0%
Beverages	0.2%
Biotechnology	1.6%
Building Materials	0.9%
Chemicals	1.0%
Commercial Services	4.1%
Computers	2.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	1.1%
Electric	1.3%
Electrical Components & Equipment	0.3%
Electronics	2.1%
Energy - Alternate Sources	0.3%
Engineering & Construction	0.7%
Entertainment	0.5%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.6%
Hand/Machine Tools	0.7%
Healthcare-Products	2.6%
Healthcare-Services	1.2%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.8%
Housewares	0.2%

See accompanying notes to the financial statements.

Insurance	1.4%
Internet	2.5%
Investment Companies	0.2%
Iron/Steel	0.6%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.7%
Media	1.4%
Metal Fabricate/Hardware	0.6%
Mining	0.2%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.2%
Oil & Gas	2.9%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	2.7%
Real Estate	0.2%
Real Estate Investment Trust	4.2%
Retail	4.9%
Savings & Loans	2.1%
Semiconductors	3.2%
Software	2.7%
Telecommunications	3.3%
Textiles	0.2%
Toys/Games/Hobbies	0.2%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.2%
Other ***	21.3%

***	Includes non-equity securities and other net assets (liabilities).

See accompanying notes to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Bull ProFund, Small-Cap ProFund, UltraBull ProFund and UltraSmall-Cap ProFund (the “Funds”) as of December 31, 2005, and for the year then ended and have issued our unqualified report thereon dated February 27, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form NCSR).

Our audits included an audit of the Funds’ investment portfolios (the “Portfolios”) as of December 31, 2005 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 27, 2006

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date March 2, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date March 2, 2006

*	Print the name and title of each signing officer under his or her signature.